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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

3435 Stelzer Road	Columbus, OH	43219

(Address of principal executive offices)		(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(614) 470-8000

Date of fiscal year end:	December 31, 2003

Date of reporting period:	June 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

CLASSIC PROFUNDS

Bull

Mid-Cap

Small-Cap

OTC

Large-Cap Value

Large-Cap Growth

Mid-Cap Value

Mid-Cap Growth

Small-Cap Value

Small-Cap Growth

Europe 30

ULTRA PROFUNDS

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraDow 30

UltraOTC

UltraJapan

INVERSE PROFUNDS

Bear

Short Small-Cap

Short OTC

UltraBear

UltraShort OTC

ULTRASECTOR PROFUNDS

Banks

Basic Materials

Biotechnology

Energy

Financial

Healthcare

Internet

Pharmaceuticals

Precious Metals

Real Estate

Semiconductor

Technology

Telecommunications

Utilities

Wireless Communications

BOND BENCHMARKED PROFUNDS

U.S. Government Plus

Rising Rates Opportunity

MONEY MARKET PROFUND

>	Semiannual Report

June 30, 2003

>  Table of Contents

i	MESSAGE FROM THE CHAIRMAN

SCHEDULES OF PORTFOLIO INVESTMENTS

1	Bull ProFund

7	Mid-Cap ProFund

12	Small-Cap ProFund

20	OTC ProFund

22	Large-Cap Value ProFund

26	Large-Cap Growth ProFund

28	Mid-Cap Value ProFund

31	Mid-Cap Growth ProFund

34	Small-Cap Value ProFund

38	Small-Cap Growth ProFund

41	Europe 30 ProFund

42	UltraBull ProFund

48	UltraMid-Cap ProFund

53	UltraSmall-Cap ProFund

61	UltraDow 30 ProFund

62	UltraOTC ProFund

64	UltraJapan ProFund

65	Bear ProFund

66	Short Small-Cap ProFund

67	Short OTC ProFund

68	UltraBear ProFund

69	UltraShort OTC ProFund

70	Banks UltraSector ProFund

72	Basic Materials UltraSector ProFund

73	Biotechnology UltraSector ProFund

74	Energy UltraSector ProFund

75	Financial UltraSector ProFund

77	Healthcare UltraSector ProFund

79	Internet UltraSector ProFund

80	Pharmaceuticals UltraSector ProFund

81	Precious Metals UltraSector ProFund

82	Real Estate UltraSector ProFund

83	Semiconductor UltraSector ProFund

84	Technology UltraSector ProFund

86	Telecommunications UltraSector ProFund

87	Utilities UltraSector ProFund

88	Wireless Communications UltraSector ProFund

89	U.S. Government Plus ProFund

90	Rising Rates Opportunity ProFund

92	STATEMENTS OF ASSETS AND LIABILITIES

100	STATEMENTS OF OPERATIONS

108	STATEMENTS OF CHANGES IN NET ASSETS

124	FINANCIAL HIGHLIGHTS

140	NOTES TO FINANCIAL STATEMENTS

SCUDDER CASH MANAGEMENT PORTFOLIO

150	Schedule of Portfolio Investments

153	Statement of Assets and Liabilities

153	Statement of Operations

154	Statements of Changes in Net Assets

155	Financial Highlights

156	Notes to Financial Statements

Message from the Chairman

Dear Shareholders:

I am pleased to present the Semiannual Report to Shareholders of ProFunds for the six months ended June 30, 2003.

After a downturn that lasted almost three years, U.S. equity markets made impressive gains in the first half of 2003. Broad equity indexes moved higher, and as of June 30, the year-to-date returns for the Dow Jones Industrial AverageSM, S&P 500® Index and Nasdaq-100® Index were 7.72%, 10.76% and 22.08%, respectively.1

Economic news also began to take on a more positive tone. The Commerce Department estimated that Gross Domestic Product (GDP) grew at a 2.4% annualized rate for the second quarter, building on a 1.4% growth rate for the first quarter, and profitability of S&P 500 companies was generally on the rise.1

Opportunities Abound

With 40 mutual funds, ProFunds seeks to provide investors with a wide range of investment options so that investors can seek opportunities in any market condition.

Inverse ProFunds were the choice of many investors during the broad market declines that began in March 2000. The Inverse ProFunds attempt to match or double the daily movement of the indexes they track, but in the opposite direction. Thus, if an index has a negative return for a day, the Inverse ProFund seeks a positive return for that day, and vice versa.

The Ultra and UltraSector ProFunds were popular as the domestic equity markets trended upward in the first half of 2003. The Ultra ProFunds seek to double the daily movement of an index. The UltraSector ProFunds seek daily returns of 150% of a sector or industry index, either up or down.

The ProFund that elicited the most interest is the Rising Rates Opportunity ProFund®, which saw major inflows of assets during the first half of the year. Rising Rates Opportunity ProFund seeks daily returns of 125% of the inverse of the price movement of the most recently issued 30-Year U.S. Treasury Bond. It seeks to increase in value as rising interest rates force bond prices down, and vice versa.

PaperFree

ProFunds launched PaperFreeSM, our electronic document delivery service, at the end of 2002 to offer a more convenient and less expensive way to send fund documents to shareholders. Currently, we are delivering thousands of transaction confirmations and quarterly account statements to shareholders and financial professionals online. Not only does PaperFree reduce the paper that can flood mailboxes, but it can help hold down fund expenses as well. If you have not yet signed up for PaperFree, we encourage you to do so at www.profunds.com.

i

Thank You

We realize that there are many alternatives for investors in the financial services industry, and so we are extremely grateful for the trust you have put in ProFunds. We are committed to justifying that confidence every day.

In the following pages, you will find financial information relating to ProFunds. Please read this information carefully. If you have any questions, please feel free to call us at 1-888-PRO-FNDS.

Sincerely,

Michael Sapir

Chairman

1 Source: Bloomberg. You cannot invest directly in an index. Indexes are unmanaged; therefore, their performance does not reflect management fees and other expenses associated with mutual fund investing. Past performance is not predictive of future results.

ii

PROFUNDS Bull ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (83.7%)

	Shares	Value
3M Co.	3,696	$476,710
Abbott Laboratories	14,688	642,747
ACE, Ltd.	2,496	85,588
ADC Telecommunications, Inc.*	7,536	17,544
Adobe Systems, Inc.	2,160	69,271
Advanced Micro Devices, Inc.*	3,264	20,922
AES Corp.*	5,760	36,576
Aetna, Inc.	1,440	86,688
AFLAC, Inc.	4,848	149,076
Agilent Technologies, Inc.*	4,416	86,332
Air Products & Chemicals, Inc.	2,160	89,856
Alberto-Culver Co.—Class B	576	29,434
Albertson’s, Inc.	3,456	66,355
Alcoa, Inc.	7,968	203,185
Allegheny Energy, Inc.	1,200	10,140
Allegheny Technologies, Inc.	768	5,069
Allergan, Inc.	1,248	96,221
Allied Waste Industries, Inc.*	1,968	19,778
Allstate Corp.	6,624	236,146
Alltel Corp.	2,928	141,188
Altera Corp.*	3,600	59,040
Altria Group, Inc.	19,056	865,904
Ambac Financial Group, Inc.	1,008	66,780
Amerada Hess Corp.	864	42,492
Ameren Corp.	1,536	67,738
American Electric Power, Inc.	3,696	110,252
American Express Co.	12,192	509,748
American Greetings Corp.—Class A*	624	12,255
American International Group, Inc.	24,576	1,356,104
American Power Conversion Corp.*	1,872	29,184
American Standard Cos.*	672	49,681
AmerisourceBergen Corp.	1,056	73,234
Amgen, Inc.*	11,856	787,712
AmSouth Bancorp	3,312	72,334
Anadarko Petroleum Corp.	2,352	104,593
Analog Devices, Inc.*	3,456	120,338
Andrew Corp.*	912	8,390
Anheuser-Busch Cos., Inc.	7,872	401,866
Anthem, Inc.*	1,296	99,986
AOL-Time Warner, Inc.*	42,336	681,186
AON Corp.	2,928	70,506
Apache Corp.	1,536	99,932
Apartment Investment & Management Co.—Class A	864	29,894
Apollo Group, Inc.—Class A*	1,632	100,792
Apple Computer, Inc.*	3,456	66,079
Applera Corp.—Applied Biosystems Group	1,968	37,451
Applied Materials, Inc.*	15,600	247,416
Applied Micro Circuits Corp.*	2,880	17,424
Archer-Daniels-Midland Co.	6,048	77,838
Ashland, Inc.	624	19,144
AT&T Corp.	7,392	142,296
AT&T Wireless Services, Inc.*	25,536	209,651
Autodesk, Inc.	1,056	17,065
Automatic Data Processing, Inc.	5,616	190,158
AutoNation, Inc.*	2,640	41,501
AutoZone, Inc.*	864	65,638
Avaya, Inc.*	3,600	23,256
Avery Dennison Corp.	1,056	53,011

Common Stocks, continued

	Shares	Value
Avon Products, Inc.	2,208	$137,338
Baker Hughes, Inc.	3,168	106,350
Ball Corp.	528	24,029
Bank of America Corp.	14,112	1,115,272
Bank of New York Co., Inc.	7,248	208,380
Bank One Corp.	10,752	399,759
Bard (C.R.), Inc.	480	34,229
Bausch & Lomb, Inc.	480	18,000
Baxter International, Inc.	5,616	146,016
BB&T Corp.	4,416	151,469
Bear Stearns Cos., Inc.	912	66,047
Becton, Dickinson & Co.	2,400	93,240
Bed Bath & Beyond, Inc.*	2,784	108,047
BellSouth Corp.	17,376	462,723
Bemis Co., Inc.	480	22,464
Best Buy Co., Inc.*	3,024	132,814
Big Lots, Inc.*	1,104	16,604
Biogen, Inc.*	1,392	52,896
Biomet, Inc.	2,448	70,160
BJ Services Co.*	1,488	55,592
Black & Decker Corp.	720	31,283
Block H & R, Inc.	1,680	72,660
BMC Software, Inc.*	2,208	36,057
Boeing Co.	7,920	271,814
Boise Cascade Corp.	528	12,619
Boston Scientific Corp.*	3,840	234,624
Bristol-Myers Squibb Co.	18,240	495,216
Broadcom Corp.—Class A*	2,640	65,762
Brown-Forman Corp.	576	45,285
Brunswick Corp.	864	21,617
Burlington Northern Santa Fe Corp.	3,504	99,654
Burlington Resources, Inc.	1,872	101,219
Calpine Corp.*	3,600	23,760
Campbell Soup Co.	3,888	95,256
Capital One Financial Corp.	2,112	103,868
Cardinal Health, Inc.	4,224	271,603
Carnival Corp.	5,904	191,938
Caterpillar, Inc.	3,264	181,674
Cendant Corp.*	9,600	175,873
CenterPoint Energy, Inc.	2,880	23,472
Centex Corp.	576	44,808
CenturyTel, Inc.	1,344	46,838
Charter One Financial, Inc.	2,112	65,852
ChevronTexaco Corp.	10,080	727,776
Chiron Corp.*	1,776	77,647
Chubb Corp.	1,632	97,920
CIENA Corp.*	4,416	22,919
CIGNA Corp.	1,344	63,087
Cincinnati Financial Corp.	1,536	56,970
Cinergy Corp.	1,680	61,807
Cintas Corp.	1,584	56,137
Circuit City Stores, Inc.	1,968	17,318
Cisco Systems, Inc.*	66,096	1,103,142
Citigroup, Inc.	48,480	2,074,945
Citizens Communications Co.*	2,688	34,648
Citrix Systems, Inc.*	1,536	31,273
Clear Channel Communications, Inc.*	5,760	244,166
Clorox Co.	2,064	88,031
CMS Energy Corp.	1,344	10,886
Coca-Cola Co.	23,184	1,075,969

See accompanying notes to the financial statements.

1

PROFUNDS Bull ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Coca-Cola Enterprises, Inc.	4,272	$77,537
Colgate-Palmolive Co.	5,088	294,850
Comcast Corp.—Special Class A*	21,168	638,850
Comerica, Inc.	1,632	75,888
Computer Associates International, Inc.	5,424	120,847
Computer Sciences Corp.*	1,776	67,701
Compuware Corp.*	3,552	20,495
Comverse Technology, Inc.*	1,776	26,693
ConAgra Foods, Inc.	5,040	118,944
Concord EFS, Inc.*	4,560	67,123
ConocoPhillips	6,384	349,843
Consolidated Edison, Inc.	2,112	91,407
Constellation Energy Group, Inc.	1,536	52,685
Convergys Corp.*	1,392	22,272
Cooper Industries, Ltd.—Class A	864	35,683
Cooper Tire & Rubber Co.	672	11,820
Coors (Adolph) Co.—Class B	336	16,457
Corning, Inc.*	11,904	87,971
Costco Wholesale Corp.*	4,272	156,355
Countrywide Credit Industries, Inc.	1,248	86,823
Crane Co.	576	13,035
CSX Corp.	2,016	60,661
Cummins, Inc.	384	13,782
CVS Corp.	3,696	103,599
Dana Corp.	1,392	16,092
Danaher Corp.	1,440	97,992
Darden Restaurants, Inc.	1,584	30,064
Deere & Co.	2,256	103,099
Dell Computer Corp.*	24,192	773,176
Delphi Automotive Systems Corp.	5,280	45,566
Delta Air Lines, Inc.	1,152	16,911
Deluxe Corp.	528	23,654
Devon Energy Corp.	2,160	115,344
Dillard’s, Inc.—Class A	816	10,992
Dollar General Corp.	3,120	56,971
Dominion Resources, Inc.	2,928	188,183
Donnelley (R.R.) & Sons Co.	1,056	27,604
Dover Corp.	1,920	57,523
Dow Chemical Co.	8,640	267,494
Dow Jones & Co., Inc.	768	33,047
DTE Energy Co.	1,584	61,206
Du Pont (E.I.) de Nemours	9,360	389,751
Duke Energy Corp.	8,496	169,495
Dynegy, Inc.—Class A	3,504	14,717
Eastman Chemical Co.	720	22,802
Eastman Kodak Co.	2,688	73,517
Eaton Corp.	720	56,599
eBay, Inc.*	2,976	310,039
Ecolab, Inc.	2,496	63,898
Edison International*	3,072	50,473
El Paso Corp.	5,664	45,765
Electronic Arts, Inc.*	1,392	102,994
Electronic Data Systems Corp.	4,512	96,782
Eli Lilly & Co.	10,560	728,323
EMC Corp.*	20,592	215,598
Emerson Electric Co.	3,984	203,583
Engelhard Corp.	1,200	29,724
Entergy Corp.	2,112	111,471
EOG Resources, Inc.	1,056	44,183
Equifax, Inc.	1,344	34,944

Common Stocks, continued

	Shares	Value
Equity Office Properties Trust	3,792	$102,422
Equity Residential Properties Trust	2,544	66,017
Exelon Corp.	3,072	183,736
Exxon Mobil Corp.	62,880	2,258,020
Family Dollar Stores, Inc.	1,632	62,261
Fannie Mae	9,216	621,528
Federated Department Stores, Inc.	1,776	65,446
Federated Investors, Inc.—Class B	1,008	27,639
FedEx Corp.	2,832	175,669
Fifth Third Bancorp	5,424	311,012
First Data Corp.	7,056	292,401
First Tennessee National Corp.	1,200	52,692
FirstEnergy Corp.	2,784	107,045
Fiserv, Inc.*	1,824	64,953
Fleet Boston Financial Corp.	9,888	293,772
Fluor Corp.	768	25,835
Ford Motor Co.	17,232	189,380
Forest Laboratories, Inc.*	3,408	186,588
Fortune Brands, Inc.	1,392	72,662
FPL Group, Inc.	1,728	115,517
Franklin Resources, Inc.	2,400	93,768
Freddie Mac	6,480	328,990
Freeport-McMoRan Copper & Gold, Inc.— Class B	1,392	34,104
Gannett Co., Inc.	2,544	195,405
Gap, Inc.	8,400	157,584
Gateway, Inc.*	3,072	11,213
General Dynamics Corp.	1,872	135,720
General Electric Co.	94,128	2,699,592
General Mills, Inc.	3,504	166,124
General Motors Corp.	5,280	190,080
Genuine Parts Co.	1,632	52,240
Genzyme Corp.—General Division*	2,016	84,269
Georgia Pacific Corp.	2,352	44,570
Gillette Co.	9,600	305,855
Golden West Financial Corp.	1,440	115,214
Goodrich Corp.	1,104	23,184
Goodyear Tire & Rubber Co.	1,632	8,568
Grainger (W.W.), Inc.	864	40,401
Great Lakes Chemical Corp.	480	9,792
Guidant Corp.	2,928	129,974
Halliburton Co.	4,128	94,944
Harley-Davidson, Inc.	2,832	112,884
Harrah’s Entertainment, Inc.*	1,056	42,493
Hartford Financial Services Group, Inc.	2,640	132,950
Hasbro, Inc.	1,632	28,544
HCA, Inc.	4,800	153,792
Health Management Associates, Inc.— Class A	2,256	41,623
Heinz (H.J.) Co.	3,312	109,230
Hercules, Inc.*	1,056	10,454
Hershey Foods Corp.	1,248	86,936
Hewlett-Packard Co.	28,752	612,418
Hilton Hotels Corp.	3,552	45,430
Home Depot, Inc.	21,648	716,983
Honeywell International, Inc.	8,064	216,518
Humana, Inc.*	1,536	23,194
Huntington Bancshares, Inc.	2,160	42,163
Illinois Tool Works, Inc.	2,880	189,648
IMS Health, Inc.	2,304	41,449

See accompanying notes to the financial statements.

2

PROFUNDS Bull ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Ingersoll-Rand Co.—Class A	1,584	$74,955
Intel Corp.	61,536	1,278,965
International Business Machines Corp.	16,272	1,342,441
International Flavors & Fragrances, Inc.	864	27,588
International Game Technology*	816	83,501
International Paper Co.	4,512	161,215
Interpublic Group of Cos., Inc.	3,648	48,810
Intuit, Inc.*	1,920	85,498
ITT Industries, Inc.	864	56,557
J.P. Morgan Chase & Co.	19,152	654,616
Jabil Circuit, Inc.*	1,872	41,371
Janus Capital Group, Inc.	2,256	36,998
JDS Uniphase Corp.*	13,488	47,343
Jefferson-Pilot Corp.	1,344	55,722
John Hancock Financial Services, Inc.	2,736	84,077
Johnson & Johnson	27,936	1,444,290
Johnson Controls, Inc.	816	69,850
Jones Apparel Group, Inc.*	1,200	35,112
KB Home	432	26,775
Kellogg Co.	3,840	131,981
Kerr-McGee Corp.	960	43,008
KeyCorp	3,984	100,676
KeySpan Corp.	1,488	52,750
Kimberly-Clark Corp.	4,800	250,272
Kinder Morgan, Inc.	1,152	62,957
King Pharmaceuticals, Inc.*	2,256	33,299
KLA-Tencor Corp.*	1,776	82,566
Knight Ridder, Inc.	768	52,938
Kohls Corp.*	3,168	162,772
Kroger Co.*	7,104	118,495
Leggett & Platt, Inc.	1,824	37,392
Lexmark International Group, Inc.*	1,200	84,924
Limited, Inc.	4,896	75,888
Lincoln National Corp.	1,680	59,858
Linear Technology Corp.	2,928	94,311
Liz Claiborne, Inc.	1,008	35,532
Lockheed Martin Corp.	4,224	200,936
Loews Corp.	1,728	81,717
Louisiana-Pacific Corp.*	1,008	10,927
Lowe’s Cos., Inc.	7,344	315,425
LSI Logic Corp.*	3,552	25,148
Lucent Technologies, Inc.*	38,976	79,121
Manor Care, Inc.*	864	21,609
Marathon Oil Corp.	2,928	77,153
Marriott International, Inc.—Class A	2,160	82,988
Marsh & McLennan Cos., Inc.	5,040	257,393
Marshall & Ilsley Corp.	2,112	64,585
Masco Corp.	4,512	107,611
Mattel, Inc.	4,128	78,101
Maxim Integrated Products, Inc.	3,072	105,032
May Department Stores Co.	2,736	60,903
Maytag Corp.	720	17,582
MBIA, Inc.	1,344	65,520
MBNA Corp.	12,048	251,080
McCormick & Co., Inc.	1,296	35,251
McDermott International, Inc.*	624	3,950
McDonald’s Corp.	12,000	264,720
McGraw-Hill Cos., Inc.	1,776	110,112
McKesson Corp.	2,736	97,785
MeadWestvaco Corp.	1,872	46,238

Common Stocks, continued

	Shares	Value
MedImmune, Inc.*	2,352	$85,542
Medtronic, Inc.	11,472	550,312
Mellon Financial Corp.	4,080	113,220
Merck & Co., Inc.	21,120	1,278,816
Mercury Interactive Corp.*	816	31,506
Meredith Corp.	480	21,120
Merrill Lynch & Co., Inc.	3,168	147,882
MetLife, Inc.	7,152	202,545
MGIC Investment Corp.	912	42,536
Micron Technology, Inc.*	5,712	66,431
Microsoft Corp.	101,088	2,588,863
Millipore Corp.*	480	21,298
Mirant Corp.*	3,792	10,997
Molex, Inc.	1,776	47,934
Monsanto Co.	2,448	52,975
Monster Worldwide, Inc.*	1,056	20,835
Moody’s Corp.	1,392	73,372
Morgan Stanley Dean Witter & Co.	10,224	437,076
Motorola, Inc.	21,792	205,499
Nabors Industries, Ltd.*	1,392	55,054
National City Corp.	5,760	188,410
National Semiconductor Corp.*	1,728	34,076
Navistar International Corp.*	624	20,361
NCR Corp.*	912	23,365
Network Appliance, Inc.*	3,216	52,131
New York Times Co.—Class A	1,440	65,520
Newell Rubbermaid, Inc.	2,592	72,576
Newmont Mining Corp.	3,792	123,088
Nextel Communications, Inc.—Class A*	9,696	175,304
NICOR, Inc.	432	16,032
Nike, Inc.—Class B	2,496	133,511
NiSource, Inc.	2,496	47,424
Noble Corp.*	1,248	42,806
Nordstrom, Inc.	1,296	25,298
Norfolk Southern Corp.	3,648	70,042
North Fork Bancorp, Inc.	1,488	50,681
Northern Trust Corp.	2,064	86,255
Northrop Grumman Corp.	1,728	149,109
Novell, Inc.*	3,456	10,644
Novellus Systems, Inc.*	1,392	50,976
Nucor Corp.	720	35,172
NVIDIA Corp.*	1,488	34,239
Occidental Petroleum Corp.	3,552	119,170
Office Depot, Inc.*	2,928	42,485
Omnicom Group	1,776	127,339
Oracle Corp.*	49,392	593,691
PACCAR, Inc.	1,104	74,586
Pactiv Corp.*	1,488	29,328
Pall Corp.	1,152	25,920
Parametric Technology Corp.*	2,496	7,613
Parker Hannifin Corp.	1,104	46,356
Paychex, Inc.	3,552	104,109
Penney (J.C.) Co.	2,544	42,866
Peoples Energy Corp.	336	14,411
PeopleSoft, Inc.*	2,976	52,348
PepsiCo, Inc.	16,176	719,832
PerkinElmer, Inc.	1,200	16,572
Pfizer, Inc.	74,352	2,539,122
PG&E Corp.*	3,840	81,216
Phelps Dodge Corp.*	816	31,285

See accompanying notes to the financial statements.

3

PROFUNDS Bull ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Pinnacle West Capital Corp.	864	$32,357
Pitney Bowes, Inc.	2,208	84,810
Plum Creek Timber Co., Inc.	1,728	44,842
PMC-Sierra, Inc.*	1,584	18,580
PNC Financial Services Group	2,640	128,858
Power-One, Inc.*	768	5,491
PPG Industries, Inc.	1,584	80,372
PPL Corp.	1,584	68,112
Praxair, Inc.	1,536	92,314
Principal Financial Group, Inc.	3,072	99,072
Procter & Gamble Co.	12,192	1,087,282
Progress Energy, Inc.	2,256	99,038
Progress Energy, Inc.—CVO	189	0
Progressive Corp.	2,064	150,878
Providian Financial Corp.*	2,736	25,335
Prudential Financial, Inc.	5,184	174,442
Public Service Enterprise Group, Inc.	2,112	89,232
Pulte Homes, Inc.	576	35,516
QLogic Corp.*	864	41,757
Qualcomm, Inc.	7,440	265,980
Quest Diagnostics, Inc.*	1,008	64,310
Quintiles Transnational Corp.*	1,104	15,666
Qwest Communications International, Inc.*	15,984	76,404
R.J. Reynolds Tobacco Holdings	816	30,363
RadioShack Corp.	1,584	41,675
Raytheon Co.	3,888	127,682
Reebok International, Ltd.*	576	19,371
Regions Financial Corp.	2,112	71,343
Robert Half International, Inc.*	1,584	30,001
Rockwell Collins, Inc.	1,680	41,378
Rockwell International Corp.	1,728	41,196
Rohm & Haas Co.	2,112	65,535
Rowan Cos., Inc.*	864	19,354
Ryder System, Inc.	576	14,757
Sabre Holdings Corp.	1,344	33,130
SAFECO Corp.	1,296	45,723
Safeway, Inc.*	4,176	85,441
Sanmina-SCI Corp.*	4,800	30,288
Sara Lee Corp.	7,296	137,238
SBC Communications, Inc.	31,296	799,613
Schering-Plough Corp.	13,824	257,126
Schlumberger, Ltd.	5,472	260,302
Schwab (Charles) Corp.	12,720	128,345
Scientific-Atlanta, Inc.	1,392	33,185
Seagate Technology, Inc.(a)*	405	0
Sealed Air Corp.*	816	38,891
Sears, Roebuck & Co.	2,880	96,883
Sempra Energy	1,968	56,146
Sherwin-Williams Co.	1,392	37,417
Siebel Systems, Inc.*	4,608	43,960
Sigma-Aldrich Corp.	672	36,409
Simon Property Group, Inc.	1,776	69,317
SLM Corp.	4,320	169,214
Snap-on, Inc.	528	15,328
Solectron Corp.*	7,824	29,262
Southern Co.	6,816	212,386
SouthTrust Corp.	3,216	87,475
Southwest Airlines Co.	7,344	126,317
Sprint Corp. (FON Group)	8,448	121,651

Common Stocks, continued

	Shares	Value
Sprint Corp. (PCS Group)*	9,648	$55,476
St. Jude Medical, Inc.*	1,680	96,600
St. Paul Companies, Inc.	2,160	78,862
Stanley Works	816	22,522
Staples, Inc.*	4,608	84,557
Starbucks Corp.*	3,696	90,626
Starwood Hotels & Resorts Worldwide, Inc.	1,872	53,520
State Street Corp.	3,120	122,928
Stryker Corp.	1,872	129,861
Sun Microsystems, Inc.*	30,432	139,987
SunGard Data Systems, Inc.*	2,688	69,646
Sunoco, Inc.	720	27,173
SunTrust Banks, Inc.	2,640	156,658
SuperValu, Inc.	1,248	26,607
Symantec Corp.*	1,392	61,053
Symbol Technologies, Inc.	2,160	28,102
Synovus Financial Corp.	2,880	61,920
Sysco Corp.	6,096	183,123
T. Rowe Price Group, Inc.	1,152	43,488
Target Corp.	8,592	325,121
TECO Energy, Inc.	1,680	20,143
Tektronix, Inc.*	816	17,626
Tellabs, Inc.*	3,888	25,544
Temple-Inland, Inc.	528	22,656
Tenet Healthcare Corp.*	4,416	51,446
Teradyne, Inc.*	1,728	29,912
Texas Instruments, Inc.	16,272	286,387
Textron, Inc.	1,296	50,570
The Pepsi Bottling Group, Inc.	2,592	51,892
Thermo Electron Corp.*	1,536	32,287
Thomas & Betts Corp.*	528	7,630
Tiffany & Co.	1,344	43,922
TJX Cos., Inc.	4,800	90,432
Torchmark Corp.	1,104	41,124
Toys R Us, Inc.*	2,016	24,434
Transocean Sedco Forex, Inc.	3,024	66,437
Travelers Property Casualty Corp.— Class B	9,456	149,121
Tribune Co.	2,928	141,422
Tupperware Corp.	528	7,582
TXU Corp.	3,024	67,889
Tyco International, Ltd.	18,816	357,128
U.S. Bancorp	18,096	443,352
Union Pacific Corp.	2,400	139,248
Union Planters Corp.	1,872	58,088
Unisys Corp.*	3,072	37,724
United Parcel Service, Inc.—Class B	10,608	675,729
United States Steel Corp.	960	15,715
United Technologies Corp.	4,416	312,786
UnitedHealth Group, Inc.	11,136	559,584
Univision Communications, Inc.— Class A*	2,160	65,664
Unocal Corp.	2,448	70,233
UnumProvident Corp.	2,688	36,046
UST, Inc.	1,584	55,488
Veritas Software Corp.*	3,888	111,469
Verizon Communications, Inc.	25,920	1,022,544
VF Corp.	1,008	34,242
Viacom, Inc.—Class B*	16,512	720,915

See accompanying notes to the financial statements.

4

PROFUNDS Bull ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Visteon Corp.	1,248	$8,574
Vulcan Materials Co.	960	35,587
Wachovia Corp.	12,672	506,373
Wal-Mart Stores, Inc.	41,232	2,212,922
Walgreen Co.	9,648	290,405
Walt Disney Co.	19,248	380,148
Washington Mutual, Inc.	8,784	362,780
Waste Management, Inc.	5,568	134,134
Waters Corp.*	1,152	33,558
Watson Pharmaceuticals, Inc.*	1,008	40,693
Wellpoint Health Networks, Inc.*	1,392	117,346
Wells Fargo & Co.	15,792	795,918
Wendy’s International, Inc.	1,056	30,592
Weyerhaeuser Co.	2,064	111,456
Whirlpool Corp.	624	39,749
Williams Cos., Inc.	4,896	38,678
Winn-Dixie Stores, Inc.	1,344	16,545
Worthington Industries, Inc.	816	10,934
Wrigley (WM.) JR Co.	2,112	118,758
Wyeth	12,528	570,650
Xcel Energy, Inc.	3,744	56,310
Xerox Corp.*	6,960	73,706
Xilinx, Inc.*	3,168	80,182
XL Capital, Ltd.—Class A	1,296	107,568
Yahoo!, Inc.*	5,664	185,553
YUM! Brands, Inc.*	2,736	80,876
Zimmer Holdings, Inc.*	1,872	84,334
Zions Bancorp	864	43,727

TOTAL COMMON STOCKS		84,109,228

Federal Home Loan Bank (15.9%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$15,984,000	15,983,778

TOTAL FEDERAL HOME LOAN BANK		15,983,778

TOTAL INVESTMENTS (Cost $91,353,633)—99.6%		100,093,006
Net other assets (liabilities)—0.4%		395,067

NET ASSETS—100.0%		$100,488,073

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $16,297,750)	67	$(410,677)

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $145,950)	(3)	$(2,819)

*	Non-income producing security
(a)	Escrowed security
CVO	Contingent Value Obligation

The Bull ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.2%
Aerospace/Defense	1.3%
Agriculture	1.0%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.5%
Auto Parts & Equipment	0.2%
Banks	5.7%
Beverages	2.4%
Biotechnology	1.0%
Building Materials	0.3%
Chemicals	1.2%
Commercial Services	0.8%
Computers	3.7%
Cosmetics/Personal Care	2.1%
Distribution/Wholesale	0.1%
Diversified Financial Services	5.8%
Electric	2.3%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Entertainment	0.1%
Environmental Control	0.2%
Food	1.6%
Forest Products & Paper	0.5%
Gas	0.1%
Hand/Machine Tools	0.1%
Healthcare—Products	3.0%
Healthcare—Services	1.2%
Home Furnishings	0.1%
Household Products/Wares	0.2%
Housewares	0.1%
Insurance	4.0%
Internet	0.6%
Iron/Steel	0.1%
Leisure Time	0.4%
Lodging	0.2%
Machinery—Construction & Mining	0.2%
Machinery—Diversified	0.2%
Manufacturing	4.4%
Media	3.3%
Mining	0.4%

See accompanying notes to the financial statements.

5

PROFUNDS Bull ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Office/Business Equipment	0.2%
Oil & Gas	4.3%
Oil & Gas Services	0.5%
Packaging & Containers	0.1%
Pharmaceuticals	7.2%
Pipelines	0.2%
Real Estate Investment Trust	0.3%
Retail	6.0%
Savings & Loans	0.5%
Semiconductors	2.7%
Software	4.4%
Telecommunications	5.2%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.2%
Other	16.3%

See accompanying notes to the financial statements.

6

PROFUNDS Mid-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (81.0%)

	Shares	Value
3Com Corp.*	15,010	$70,247
99 Cents Only Stores*	2,765	94,895
Abercrombie & Fitch Co.—Class A*	4,345	123,441
Activision, Inc.*	3,950	51,034
Acxiom Corp.*	3,555	53,645
ADTRAN, Inc.*	1,580	81,038
Advanced Fibre Communications, Inc.*	3,555	57,840
AdvancePCS*	3,950	151,009
Advent Software, Inc.*	1,580	26,718
Affiliated Computer Services, Inc.— Class A*	5,530	252,886
AGCO Corp.*	3,160	53,973
AGL Resources, Inc.	2,370	60,293
Airborne, Inc.	1,975	41,278
Airgas, Inc.	2,765	46,314
AK Steel Holding Corp.*	4,740	17,159
Alaska Air Group, Inc.*	1,185	25,418
Albemarle Corp.	1,580	44,193
Alexander & Baldwin, Inc.	1,580	41,917
ALLETE, Inc.	3,555	94,385
Alliant Energy Corp.	3,950	75,169
Allmerica Financial Corp.*	2,370	42,636
AMB Property Corp.	3,160	89,017
American Eagle Outfitters, Inc.*	3,160	57,259
American Financial Group, Inc.	2,765	63,042
AmeriCredit Corp.*	5,925	50,659
Amerus Group Co.	1,580	44,540
Ametek, Inc.	1,580	57,907
Apogent Technologies, Inc.*	3,950	79,000
Applebee’s International, Inc.	2,370	74,489
Apria Healthcare Group, Inc.*	2,370	58,966
Aquilla, Inc.	7,900	20,382
Arch Coal, Inc.	2,370	54,463
Arrow Electronics, Inc.*	4,345	66,218
Arthur J. Gallagher & Co.	3,555	96,696
ArvinMeritor, Inc.	2,765	55,798
Ascential Software Corp.*	2,690	44,228
Associated Banc Corp.	3,160	116,541
Astoria Financial Corp.	3,555	99,291
Atmel Corp.*	19,750	49,968
Avnet, Inc.*	5,135	65,112
Avocent Corp.*	1,975	59,112
Bandag, Inc.	790	29,443
Bank of Hawaii Corp.	2,370	78,566
Banknorth Group, Inc.	6,715	171,367
Banta Corp.	1,185	38,358
Barnes & Noble, Inc.*	2,765	63,733
Barr Laboratories, Inc.*	2,765	181,108
Beckman Coulter, Inc.	2,765	112,370
Belo (A.H.) Corp.—Class A	4,740	105,986
BJ’s Wholesale Club, Inc.*	3,160	47,590
Black Hills Corp.	1,185	36,380
Blyth, Inc.	1,975	53,720
Bob Evans Farms, Inc.	1,580	43,655
Borders Group, Inc.*	3,555	62,604
BorgWarner, Inc.	1,185	76,314
Bowater, Inc.	2,370	88,757
Brink’s Co.	2,370	34,531
Brinker International, Inc.*	3,950	142,279
Brown & Brown, Inc.	2,765	89,863

Common Stocks, continued

	Shares	Value
C.H. Robinson Worldwide, Inc.	3,555	$126,416
Cabot Corp.	2,765	79,356
Cabot Microelectronics Corp.*	1,185	59,807
Cadence Design Systems, Inc.*	10,665	128,620
Callaway Golf Co.	3,160	41,775
Career Education Corp.*	1,975	135,130
Carlisle Cos., Inc.	1,185	49,960
Carmax, Inc.*	4,740	142,910
Carpenter Technology Corp.	790	12,324
Catalina Marketing Corp.*	2,370	41,831
CBRL Group, Inc.	2,370	92,098
CDW Corp.*	3,555	162,819
Ceridian Corp.*	6,320	107,250
Certegy, Inc.*	2,765	76,729
Charles River Laboratories International, Inc.*	1,975	63,556
CheckFree Holdings Corp.*	3,160	87,973
Chico’s FAS, Inc.*	3,160	66,518
Choicepoint, Inc.*	3,555	122,719
Church & Dwight, Inc.	1,580	51,713
Cincinnati Bell, Inc.*	9,085	60,870
City National Corp.	1,975	88,006
Claire’s Stores, Inc.	1,975	50,086
Clayton Homes, Inc.	5,925	74,359
CNF, Inc.	1,975	50,126
Coach, Inc.*	3,950	196,473
Colonial BancGroup, Inc.	5,135	71,222
Commerce Bancorp, Inc.	2,765	102,582
Commscope, Inc.*	2,765	26,268
Community Health Systems**	3,555	68,576
Compass Bancshares, Inc.	5,530	193,162
Constellation Brands, Inc.*	3,950	124,030
Cooper Cameron Corp.*	2,370	119,401
Copart, Inc.*	3,950	37,328
Corinthian Colleges, Inc.*	1,580	76,741
Covance, Inc.*	2,765	50,047
Coventry Health Care, Inc.*	2,765	127,632
Credence Systems Corp.*	2,370	20,074
Cree Research, Inc.*	3,160	51,445
Crompton Corp.	4,740	33,417
CSG Systems International, Inc.*	2,370	33,488
Cypress Semiconductor Corp.*	5,135	61,620
Cytec Industries, Inc.*	1,580	53,404
CYTYC Corp.*	5,135	54,020
D.R. Horton, Inc.	6,320	177,592
Dean Foods Co.*	5,925	186,637
DENTSPLY International, Inc.	3,160	129,244
DeVry, Inc.*	2,765	64,397
Dial Corp.	3,950	76,828
Diebold, Inc.	3,160	136,670
Dollar Tree Stores, Inc.*	4,740	150,399
Donaldson Co., Inc.	1,975	87,788
DPL, Inc.	5,530	88,148
DQE, Inc.	2,370	35,716
DST Systems, Inc.*	5,135	195,130
Dun & Bradstreet Corp.*	3,160	129,875
Dycom Industries, Inc.*	1,975	32,193
E*TRADE Group, Inc.*	15,010	127,585
Eaton Vance Corp.	2,765	87,374
Education Management Corp.*	1,580	84,024

See accompanying notes to the financial statements.

7

PROFUNDS Mid-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Edwards (A.G.), Inc.	3,555	$121,581
Edwards Lifesciences Corp.*	2,370	76,172
EGL, Inc.*	1,975	30,020
Emmis Communications Corp.*	2,370	54,392
Energizer Holdings, Inc.*	3,950	124,030
Energy East Corp.	4,740	98,402
Ensco International, Inc.	5,530	148,757
Entercom Communications Corp.*	1,975	96,795
Equitable Resources, Inc.	2,765	112,646
Everest Re Group, Ltd.	2,370	181,304
Expeditors International of Washington, Inc.	4,740	164,193
Express Scripts, Inc.—Class A*	3,555	242,878
Extended Stay America, Inc.*	3,950	53,286
Fair, Isaac & Co., Inc.	1,975	101,614
Fairchild Semiconductor International, Inc.*	4,740	60,625
Fastenal Co.	3,160	107,250
Federal Signal Corp.	1,975	34,701
Ferro Corp.	1,580	35,597
Fidelity National Financial, Inc.	5,530	170,103
First American Financial Corp.	2,765	72,858
First Health Group Corp.*	4,345	119,922
First Virginia Banks, Inc.	3,160	136,259
FirstMerit Corp.	3,555	81,267
Flowserve Corp.*	2,370	46,618
FMC Corp.*	1,580	35,755
FMC Technologies, Inc.*	2,765	58,203
Forest Oil Corp.*	1,975	49,612
Furniture Brands International, Inc.*	2,370	61,857
Gartner Group, Inc.—Class B*	3,555	26,663
GATX Corp.	1,975	32,291
Gentex Corp.*	3,160	96,727
Gilead Sciences, Inc.*	8,295	461,035
Glatfelter (P.H.) Co.	1,975	29,131
Granite Construction, Inc.	1,580	30,273
Grant Prideco, Inc.*	5,135	60,336
Great Plains Energy, Inc.	2,765	79,853
Greater Bay Bancorp	1,975	40,567
GreenPoint Financial Corp.	3,950	201,213
GTECH Holdings Corp.*	2,370	89,231
Hanover Compressor Co.*	2,765	31,245
Harris Corp.	2,765	83,088
Harsco Corp.	1,580	56,959
Harte-Hanks, Inc.	5,925	112,575
Hawaiian Electric Industries, Inc.	1,580	72,443
HCC Insurance Holdings, Inc.	2,765	81,761
Health Net, Inc.*	4,740	156,184
Helmerich & Payne, Inc.	1,975	57,670
Henry (Jack) & Associates, Inc.	3,950	70,271
Henry Schein, Inc.*	1,975	103,372
Herman Miller, Inc.	3,160	63,864
Hibernia Corp.	6,715	121,944
Hillenbrand Industries, Inc.	2,765	139,493
Hispanic Broadcasting Corp.—Class A*	4,740	120,633
HON Industries, Inc.	2,370	72,285
Horace Mann Educators Corp.	1,580	25,485
Hormel Foods Corp.	5,925	140,423
Hospitality Properties Trust	2,765	86,406
Hubbell, Inc.—Class B	2,370	78,447

Common Stocks, continued

	Shares	Value
ICN Pharmaceuticals, Inc.	3,555	$59,582
IDACORP, Inc.	1,580	41,475
IDEC Pharmaceuticals Corp.*	6,320	214,879
Imation Corp.	1,580	59,756
IMC Global, Inc.	4,740	31,805
Independence Community Bank Corp.	2,370	66,881
IndyMac Bancorp, Inc.	2,370	60,245
InFocus Corp.*	1,580	7,458
Integrated Circuit Systems, Inc.*	2,765	86,904
Integrated Device Technology, Inc.*	4,345	48,012
International Rectifier Corp.*	2,765	74,157
International Speedway Corp.	2,370	93,638
Internet Security Systems, Inc.*	1,975	28,618
Intersil Corp.—Class A*	5,925	157,664
Interstate Bakeries Corp.	1,975	25,083
Investment Technology Group, Inc.*	1,975	36,735
Investors Financial Services Corp.	2,765	80,213
IVAX Corp.*	8,295	148,066
J.B. Hunt Transport Services, Inc.*	1,580	59,645
Jacobs Engineering Group, Inc.*	2,370	99,895
JM Smucker Co.	1,975	78,783
Keane, Inc.*	2,765	37,687
Kelly Services, Inc.—Class A	1,580	37,051
KEMET Corp.*	3,555	35,906
Kennametal, Inc.	1,580	53,467
Korn/Ferry International*	1,580	12,798
Krispy Kreme Doughnuts, Inc.*	2,370	97,597
L-3 Communications Holdings, Inc.*	3,160	137,428
LaBranche & Co., Inc.	2,370	49,035
Lam Research Corp.*	5,530	100,701
Lancaster Colony Corp.	1,580	61,083
Lattice Semiconductor Corp.*	4,740	39,010
Lear Corp.*	2,765	127,244
Lee Enterprises, Inc.	1,975	74,122
Legato Systems, Inc.*	4,740	39,769
Legg Mason, Inc.	2,765	179,586
Lennar Corp.—Class B	3,003	214,715
Lennar Corporation	109	7,488
Leucadia National Corp.	2,370	87,974
Liberty Property Trust	3,160	109,335
LifePoint Hospitals, Inc.*	1,580	33,085
Lincare Holdings, Inc.*	4,740	149,357
Longs Drug Stores Corp.	1,580	26,228
Longview Fibre Co.	1,975	16,195
LTX Corp.*	1,975	17,025
Lubrizol Corp.	1,975	61,205
Lyondell Chemical Co.	6,715	90,854
M&T Bank Corp.	3,950	332,668
Mack-Cali Realty Corp.	2,370	86,221
Macromedia, Inc.*	2,370	49,865
Macrovision Corp.*	1,975	39,342
Mandalay Resort Group	2,765	88,065
Manpower, Inc.	3,160	117,204
Martin Marietta Materials	1,975	66,380
McDATA Corp.—Class A*	4,740	69,536
MDU Resources Group, Inc.	3,160	105,828
Media General, Inc.—Class A	790	45,188
Mentor Graphics Corp.*	2,765	40,037
Mercantile Bankshares Corp.	2,765	108,886
Michaels Stores, Inc.*	2,765	105,236

See accompanying notes to the financial statements.

8

PROFUNDS Mid-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Micrel, Inc.*	3,950	$41,041
Microchip Technology, Inc.	8,295	204,305
Millennium Pharmaceuticals, Inc.*	11,850	186,401
Minerals Technologies, Inc.	790	38,441
Modine Manufacturing Co.	1,580	30,605
Mohawk Industries, Inc.*	2,765	153,540
MONY Group, Inc.	1,975	53,226
Moore Wallace, Inc.*	246	3,611
MPS Group, Inc.*	4,345	29,894
Murphy Oil Corp.	3,950	207,769
Mylan Laboratories, Inc.	7,505	260,948
National Commerce Financial Corp.	8,690	192,831
National Fuel Gas Co.	3,555	92,608
National Instruments Corp.*	2,370	89,539
National-Oilwell, Inc.*	3,555	78,210
Neiman Marcus Group, Inc.—Class A*	1,975	72,285
Network Associates, Inc.*	6,320	80,138
Neuberger Berman, Inc.	3,160	126,116
New Plan Excel Realty Trust, Inc.	3,950	84,333
New York Community Bancorp	5,530	160,868
Newport Corp.*	1,580	23,384
Noble Energy, Inc.	2,370	89,586
Nordson Corp.	1,580	37,683
Northeast Utilities System	5,925	99,185
NSTAR	2,370	107,954
OGE Energy Corp.	3,160	67,529
Ohio Casualty Corp.*	2,370	31,237
Old Republic International Corp.	5,135	175,976
Olin Corp.	2,370	40,527
Omnicare, Inc.	3,950	133,471
ONEOK, Inc.	3,160	62,031
Outback Steakhouse, Inc.	3,160	123,240
Overture Services, Inc.*	2,370	42,968
Oxford Health Plans, Inc.*	3,555	149,417
PacifiCare Health Systems, Inc.*	1,580	77,941
Packaging Corp. of America*	4,345	80,078
Park Place Entertainment Corp.*	12,640	114,897
Patterson Dental Co.*	2,765	125,476
Patterson-UTI Energy, Inc.*	3,160	102,384
Payless ShoeSource, Inc.*	2,370	29,625
Peabody Energy Corp.	1,975	66,340
Pentair, Inc.	1,975	77,144
Pepco Holdings, Inc.	4,345	83,250
PepsiAmericas, Inc.	6,715	84,340
Perrigo Co.	3,160	49,422
Petsmart, Inc.*	5,925	98,770
Pharmaceutical Resources, Inc.*	1,185	57,662
Philadelphia Suburban Corp.	2,765	67,411
Pier 1 Imports, Inc.	3,950	80,580
Pioneer Natural Resources Co.*	4,740	123,714
Plantronics, Inc.*	1,975	42,798
Plexus Corp.*	1,580	18,217
PMI Group, Inc.	3,950	106,018
PNM Resources, Inc.	1,580	42,265
Pogo Producing Co.	2,370	101,318
Polycom, Inc.*	4,345	60,222
Potlatch Corp.	1,185	30,514
Powerwave Technologies, Inc.*	2,765	17,337
Precision Castparts Corp.	2,370	73,707
Price Communications Corp.*	2,370	30,597

Common Stocks, continued

	Shares	Value
Pride International, Inc.*	5,530	$104,075
Protective Life Corp.	2,765	73,964
Protein Design Labs, Inc.*	3,555	49,699
Provident Financial Group, Inc.	1,975	50,619
Puget Energy, Inc.	3,555	84,858
Quanta Services, Inc.*	4,740	33,654
Quantum Corp.*	6,715	27,196
Questar Corp.	3,555	118,986
Radian Group, Inc.	3,950	144,768
Rayonier, Inc.	1,975	65,175
Reader’s Digest Association, Inc.	4,345	58,571
Republic Services, Inc.*	7,110	161,184
Retek, Inc.*	2,370	15,168
Reynolds & Reynolds Co.	2,765	78,968
RF Micro Devices, Inc.*	7,110	42,802
Rollins, Inc.	1,975	37,229
Roslyn Bancorp, Inc.	3,555	76,397
Ross Stores, Inc.	3,160	135,058
RPM, Inc.	4,740	65,175
RSA Security, Inc.*	2,370	25,478
Ruby Tuesday, Inc.	2,370	58,610
Ruddick Corp.	1,975	31,047
Saks, Inc.*	5,925	57,473
Sandisk Corp.*	2,765	111,568
SCANA Corp.	4,345	148,946
Scholastic Corp.*	1,580	47,052
SEI Investments Co.	4,740	151,679
Semtech Corp.*	3,160	44,998
Sensient Technologies Corp.	1,975	45,405
Sepracor, Inc.*	3,555	64,097
Sequa Corp.—Class A*	395	13,549
SICOR, Inc.*	5,135	104,446
Sierra Pacific Resources*	4,740	28,156
Silicon Laboratories, Inc.*	1,975	52,614
Silicon Valley Bancshares*	1,975	47,025
Six Flags, Inc.*	3,950	26,781
Smith International, Inc.*	3,950	145,123
Smithfield Foods, Inc.*	4,740	108,641
Sonoco Products Co.	3,950	94,879
Sotheby’s Holdings, Inc.—Class A*	2,765	20,572
Sovereign Bancorp, Inc.	11,060	173,089
SPX Corp.*	3,160	139,229
StanCorp Financial Group, Inc.	1,185	61,881
Stericycle, Inc.	1,580	60,798
STERIS Corp.*	2,765	63,844
Storage Technology Corp.*	4,345	111,840
Superior Industries International, Inc.	1,185	49,415
Swift Transportation Co., Inc.*	3,555	66,194
Sybase, Inc.*	4,345	60,439
Sylvan Learning Systems, Inc.*	1,580	36,087
Synopsys, Inc.*	3,160	195,446
TCF Financial Corp.	3,160	125,894
Tech Data Corp.*	2,370	63,303
Tecumseh Products Co.	790	30,265
Teleflex, Inc.	1,580	67,229
Telephone & Data Systems, Inc.	2,370	117,788
The Cheesecake Factory, Inc.*	1,975	70,883
Tidewater, Inc.	2,370	69,607
Timberland Co.—Class A*	1,580	83,519
Titan Corp.*	3,160	32,516

See accompanying notes to the financial statements.

9

PROFUNDS Mid-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Toll Brothers, Inc.*	2,765	$78,277
Tootsie Roll Industries, Inc.	2,370	72,261
Transaction Systems Architects, Inc.*	1,580	14,157
Triad Hospitals, Inc.*	3,160	78,431
Trinity Industries, Inc.	1,975	36,557
TriQuint Semiconductor, Inc.*	5,530	23,005
Tyson Foods, Inc.—Class A	15,010	159,406
Unifi, Inc.*	2,370	14,694
United Dominion Realty Trust, Inc.	4,345	74,821
United Rentals, Inc.*	3,160	43,892
Unitrin, Inc.	2,765	74,987
Universal Corp.	1,185	50,126
Universal Health Services, Inc.—Class B*	2,370	93,899
Valassis Communications, Inc.*	2,370	60,956
Valero Energy Corp.	4,740	172,204
Valspar Corp.	1,975	83,385
Varco International, Inc.*	3,950	77,420
Varian Medical Systems, Inc.*	2,765	159,180
Varian, Inc.*	1,185	41,084
Vectren Corp.	2,765	69,263
Vertex Pharmaceuticals, Inc.*	3,160	46,136
Viad Corp.	3,950	88,441
Vishay Intertechnology, Inc.*	6,715	88,638
VISX, Inc.*	2,370	41,120
W.R. Berkley Corp.	2,370	124,899
Waddell & Reed Financial, Inc.	3,555	91,257
Washington Post Co.—Class B	395	289,495
Wausau-Mosinee Paper Corp.	2,370	26,544
Weatherford International, Ltd.*	5,135	215,156
Webster Financial Corp.	1,975	74,655
Werner Enterprises, Inc.	2,370	50,244
Westamerica Bancorporation	1,580	68,066
Westar Energy, Inc.	3,160	51,287
Western Gas Resources, Inc.	1,580	62,568
Westwood One, Inc.*	4,345	147,426
WGL Holdings, Inc.	1,975	52,733
Whole Foods Market, Inc.*	2,370	112,646
Williams-Sonoma, Inc.*	4,740	138,408
Wilmington Trust Corp.	2,765	81,153
Wind River Systems, Inc.*	3,160	12,040
Wisconsin Energy Corp.	4,740	137,460
WPS Resources Corp.	1,185	47,637
XTO Energy, Inc.	7,505	150,926
York International Corp.	1,580	36,972

TOTAL COMMON STOCKS		33,194,528

Federal Home Loan Bank (24.1%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$9,864,000	$9,863,863

TOTAL FEDERAL HOME LOAN BANK		9,863,863

TOTAL INVESTMENTS (Cost $40,842,729)—105.1%		43,058,391
Net other assets (liabilities)—(5.1%)		(2,090,245)

NET ASSETS—100.0%		$40,968,146

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
S&P MidCap 400 Futures Contract expiring September 2003 (Underlying face amount at value $7,920,000)	33	$(149,473)

*	Non-income producing security

See accompanying notes to the financial statements.

10

PROFUNDS Mid-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

The Mid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.4%
Aerospace/Defense	0.4%
Agriculture	0.1%
Airlines	0.1%
Apparel	0.7%
Auto Parts & Equipment	0.9%
Banks	5.6%
Beverages	0.5%
Biotechnology	1.3%
Building Materials	0.3%
Chemicals	2.0%
Coal	0.3%
Commercial Services	2.6%
Communication Services	0.3%
Computers	3.9%
Distribution/Wholesale	0.8%
Diversified Financial Services	2.1%
Electric	4.0%
Electrical Components & Equipment	0.6%
Electronics	1.0%
Engineering & Construction	0.4%
Entertainment	0.6%
Environmental Control	0.5%
Food	2.3%
Forest Products & Paper	0.6%
Gas	0.4%
Hand/Machine Tools	0.1%
Health Care	0.2%
Healthcare—Products	2.6%
Healthcare—Services	2.4%
Home Builders	1.3%
Home Furnishings	0.2%
Household Products/Wares	0.5%
Insurance	4.4%
Internet	1.1%
Iron/Steel	0.1%
Leisure Time	0.1%
Lodging	0.6%
Machinery—Diversified	0.4%
Media	2.5%
Metal Fabricate/Hardware	0.2%
Miscellaneous Manufacturing	1.6%
Office Furnishings	0.3%
Oil & Gas	3.2%
Oil & Gas Services	2.1%
Packaging & Containers	0.4%
Pharmaceuticals	4.8%
Pipelines	1.0%
Real Estate Investment Trust	1.3%
Retail	5.7%
Savings & Loans	2.1%
Semiconductors	2.8%
Software	2.3%
Telecommunications	1.7%
Textiles	0.5%
Transportation	1.5%
Trucking & Leasing	0.1%
Water	0.2%
Other	19.0%

See accompanying notes to the financial statements.

11

PROFUNDS Small-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (85.7%)

	Shares	Value
Aaron Rents, Inc.	2,345	$60,501
Abgenix, Inc.*	13,132	137,755
ABM Industries, Inc.	6,566	101,116
Actel Corp.*	3,752	76,916
Action Performance Cos., Inc.	2,814	53,466
Actuant Corp.*	1,876	88,772
Acuity Brands, Inc.	7,035	127,826
Adolor Corp.*	6,566	80,565
ADTRAN, Inc.*	4,690	240,550
Advanced Digital Information Corp.*	10,787	107,762
Advanced Neuromodulation Systems, Inc.*	1,407	72,840
ADVO, Inc.*	3,283	145,765
Aeroflex, Inc.*	11,725	90,752
AFC Enterprises, Inc.*	2,345	38,083
Agile Software Corp.*	7,973	76,939
AGL Resources, Inc.	13,132	334,078
Airborne, Inc.	10,787	225,448
Airgas, Inc.	11,725	196,394
AirTran Holdings, Inc.*	11,256	117,851
Alaska Air Group, Inc.*	4,221	90,540
Albany International Corp.—Class A	4,221	115,655
Albany Molecular Research, Inc.*	3,752	56,655
Alexander & Baldwin, Inc.	7,035	186,639
Alexandria Real Estate Equities, Inc.	4,221	189,945
Alkermes, Inc.*	9,380	100,835
Allen Telecom, Inc.*	7,504	123,966
Alliance Gaming Corp.*	7,035	133,032
Alpharma, Inc.	5,628	121,565
AMC Entertainment, Inc.*	5,159	59,019
Amcore Financial, Inc.	4,221	98,265
American Capital Strategies, Ltd.	15,946	397,693
American Italian Pasta Co.*	4,221	175,805
American Management Systems, Inc.*	7,973	113,854
American Medical Systems Holdings, Inc.*	10,787	181,977
American States Water Co.	2,814	76,822
American Tower Corp.*	27,671	244,887
AMERIGROUP Corp.*	1,407	52,340
Ameritrade Holding Corp.—Class A*	30,485	225,894
Ametek, Inc.	6,566	240,644
Amli Residential Properties Trust	2,814	66,270
AmSurg Corp.*	4,690	143,045
Amylin Pharmaceuticals, Inc.*	11,725	256,660
Analogic Corp.	1,407	68,605
Anchor BanCorp Wisconsin, Inc.	3,752	89,635
Anixter International, Inc.*	7,035	164,830
AnnTaylor Stores Corp.*	10,318	298,706
ANSYS, Inc.*	2,345	72,930
Anteon International Corp.*	2,814	78,539
Anthracite Capital, Inc.	11,725	141,404
Anworth Mortgage Asset Corp.	4,690	72,320
Apogee Enterprises, Inc.	4,690	42,304
Applera Corp.—Celera Genomics Group*	12,194	125,842
Applied Industrial Technologies, Inc.	3,283	69,271
Apria Healthcare Group, Inc.*	7,504	186,700
Arbitron, Inc.*	5,159	184,176
Arch Chemicals, Inc.	3,752	71,663
Arch Coal, Inc.	8,442	193,997

Common Stocks, continued

	Shares	Value
Argosy Gaming Co.*	4,690	$98,068
Ariba, Inc.*	44,086	130,935
Arkansas Best Corp.	10,318	245,464
Armor Holdings, Inc.*	4,221	56,561
Arris Group, Inc.*	10,787	53,504
Arrow International, Inc.	1,407	62,119
ArthroCare Corp.*	3,752	62,884
Ascential Software Corp.*	10,088	165,847
Asyst Technologies, Inc.*	6,566	43,927
Atherogenics, Inc.*	5,159	77,024
Atlantic Coast Airlines Holdings, Inc.*	7,035	94,902
ATMI, Inc.*	4,690	117,109
Atmos Energy Corp.	9,380	232,624
Atrix Laboratories, Inc.*	4,221	92,820
Atwood Oceanics, Inc.*	1,407	38,200
Avid Technology, Inc.*	5,628	197,374
Avista Corp.	8,442	119,454
Avocent Corp.*	10,318	308,819
Axcelis Technologies, Inc.*	21,574	132,033
Aztar Corp.*	6,097	98,223
Baldor Electric Co.	6,097	125,598
Bandag, Inc.	1,876	69,919
Bankatlantic Bancorp, Inc.—Class A	7,035	83,646
BankUnited Financial Corp.—Class A*	7,504	151,206
Banta Corp.	4,221	136,634
BARRA, Inc.*	4,690	167,433
Bay View Capital Corp.*	10,787	62,349
Beazer Homes U.S.A., Inc.*	3,283	274,130
Bedford Property Investors, Inc.	2,814	79,918
Belden, Inc.	4,221	67,072
Benchmark Electronics, Inc.*	3,752	115,412
Bio-Rad Laboratories, Inc.—Class A*	3,283	181,714
BioMarin Pharmaceutical, Inc.*	7,504	73,239
Black Box Corp.	4,690	169,778
Black Hills Corp.	4,690	143,983
Blyth, Inc.	5,628	153,082
Bob Evans Farms, Inc.	11,256	311,003
Borland Software Corp.*	17,822	174,121
Boston Private Financial Holdings, Inc.	5,628	118,638
Bowne & Co., Inc.	5,628	73,333
Boyd Gaming Corp.*	5,628	97,139
Brady Corp.—Class A	3,283	109,488
Brandywine Realty Trust	6,097	150,108
Briggs & Stratton Corp.	3,752	189,476
Bright Horizons Family Solutions, Inc.*	1,876	62,959
Brookline Bancorp, Inc.	12,194	170,716
Brooks Automation, Inc.*	12,663	143,598
Brown Shoe Company, Inc.	3,283	97,833
Burlington Coat Factory Warehouse Corp.	3,283	58,766
C&D Technologies, Inc.	4,690	67,348
Cabot Microelectronics Corp.*	7,973	402,396
Cabot Oil & Gas Corp.	5,159	142,440
CACI International, Inc.—Class A*	6,097	209,127
Cal Dive International, Inc.*	6,566	143,139
California Pizza Kitchen, Inc.*	2,814	60,501
Cambrex Corp.	4,221	97,167
Capital Automotive REIT	10,318	288,800
CARBO Ceramics, Inc.	1,407	52,411
Carlisle Cos., Inc.	5,628	237,276

See accompanying notes to the financial statements.

12

PROFUNDS Small-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Casey’s General Stores, Inc.	6,566	$92,843
Cato Corp.—Class A	2,814	59,319
CBL & Associates Properties, Inc.	4,690	201,670
CDI Corp.*	2,345	60,876
Cell Genesys, Inc.*	14,070	121,565
Cell Therapeutics, Inc.*	5,628	54,760
Centex Construction Products, Inc.	1,407	56,407
Central Garden & Pet Co.*	2,345	55,928
CH Energy Group, Inc.	2,814	126,630
Charming Shoppes, Inc.*	17,822	88,575
Charter Municipal Mortgage Acceptance Co.	7,035	133,735
Chateau Communities, Inc.	6,097	180,410
Checkpoint Systems, Inc.*	6,097	86,273
Chelsea Property Group, Inc.	7,035	283,581
Chesapeake Corp.	2,345	51,238
Chesapeake Energy Corp.	28,609	288,950
Chiquita Brands International, Inc.*	6,097	88,407
Chittenden Corp.	9,380	256,543
Choice Hotels International, Inc.*	3,752	102,467
Christopher & Banks Corp.*	4,221	156,135
Ciber, Inc.*	9,380	65,848
Cima Labs, Inc.*	2,814	75,668
Cincinnati Bell, Inc.*	33,299	223,103
Claire’s Stores, Inc.	8,911	225,983
Clarcor, Inc.	4,221	162,720
CLECO Corp.	7,035	121,846
Cognex Corp.*	11,725	262,055
Cognizant Technology Solutions Corp.*	15,477	377,020
Coherent, Inc.*	5,628	134,678
Cohu, Inc.	3,752	58,531
Coinstar, Inc.*	6,566	123,835
Colonial Properties Trust	3,752	132,033
Commerce Group, Inc.	4,221	152,800
Commercial Federal Corp.	7,973	169,028
Commercial Metals Co.	4,221	75,092
Commercial NET Lease Realty	7,973	137,455
Commonwealth Telephone Enterprises, Inc.*	2,814	123,732
Commscope, Inc.*	9,380	89,110
Community Bank System, Inc.	1,876	71,288
Comstock Resources, Inc.*	3,752	51,327
CONMED Corp.*	6,566	119,895
Connetics Corp.*	5,628	84,251
Consolidated Graphics, Inc.*	1,876	42,923
Cooper Companies, Inc.	7,035	244,607
Corinthian Colleges, Inc.*	8,911	432,807
Corixa Corp.*	7,504	58,006
Corn Products International, Inc.	6,097	183,093
Cornerstone Realty Income Trust, Inc.	8,442	61,711
Corporate Executive Board Co.*	7,504	306,313
Corporate Office Properties Trust	3,283	55,581
Corrections Corp. of America*	4,690	118,798
Cost Plus, Inc.*	4,690	167,245
Covance, Inc.*	9,849	178,267
Cray, Inc.*	11,256	88,922
Credence Systems Corp.*	11,256	95,338
Cree Research, Inc.*	13,601	221,424
Crompton Corp.	19,229	135,564
Cross Country Healthcare, Inc.*	5,628	74,233

Common Stocks, continued

	Shares	Value
Crown American Realty Trust	4,221	$45,334
Crown Holdings, Inc.*	32,830	234,406
Cuno, Inc.*	2,814	101,642
Curtiss-Wright Corp.	1,876	118,564
CV Therapeutics, Inc.*	5,628	166,926
Cyberonics, Inc.*	8,911	191,676
Cytec Industries, Inc.*	8,911	301,192
Daktronics, Inc.*	2,345	38,341
Datascope Corp.	1,876	55,398
Del Monte Foods Co.*	37,051	327,530
Delphi Financial Group, Inc.—Class A	2,345	109,746
Delta & Pine Land Co.	6,566	144,321
Denbury Resources, Inc.*	4,221	56,688
Dendrite International, Inc.*	6,097	78,529
Digital Insight Corp.*	6,097	116,148
Digital River, Inc.*	12,194	235,344
Dime Community Bancshares, Inc.	6,097	155,169
DIMON, Inc.	7,035	50,371
Dionex Corp.*	3,283	130,499
Documentum, Inc.*	13,601	267,533
Dollar Thrifty Automotive Group, Inc.*	4,221	78,300
DoubleClick, Inc.*	20,167	186,545
DQE, Inc.	14,539	219,103
Dress Barn, Inc.*	3,752	47,538
DRS Technologies, Inc.*	4,221	117,850
DSP Group, Inc.*	6,097	131,268
Duane Reade, Inc.*	4,221	62,260
DuPont Photomasks, Inc.*	6,566	123,638
Dycom Industries, Inc.*	8,442	137,605
E.piphany, Inc.*	10,787	55,122
EarthLink, Inc.*	21,105	166,518
East-West Bancorp, Inc.	8,911	322,044
Eastgroup Properties, Inc.	2,814	75,978
Echelon Corp.*	4,690	64,581
Eclipsys Corp.*	7,035	73,445
EDO Corp.	2,814	49,808
eFunds Corp.*	9,380	108,151
EGL, Inc.*	14,539	220,993
El Paso Electric Co.*	7,973	98,307
Electro Scientific Industries, Inc.*	11,256	170,641
Electronics for Imaging, Inc.*	10,318	209,352
ElkCorp	3,283	73,868
EMCOR Group, Inc.*	2,814	138,899
Empire District Electric Co.	3,752	81,606
Encompass Services Corp.*	1	0
Endo Pharmaceuticals Holdings, Inc.*	3,752	63,484
Energen Corp.	6,097	203,030
Engineered Support Systems, Inc.	2,345	98,138
Entegris, Inc.*	8,911	119,764
Enterasys Networks, Inc.*	27,202	82,422
Entertainment Properties Trust	4,221	121,354
Enzo Biochem, Inc.*	3,947	84,944
Enzon, Inc.*	11,725	146,797
EPIQ Systems, Inc.*	3,283	56,369
Equity One, Inc.	3,752	61,533
eResearch Technology, Inc.*	15,946	353,364
ESCO Technologies, Inc.*	2,345	103,180
eSPEED, Inc.—Class A*	4,690	92,674
ESS Technology, Inc.*	13,132	128,037
Essex Property Trust, Inc.	3,752	214,802

See accompanying notes to the financial statements.

13

PROFUNDS Small-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Esterline Technologies Corp.*	3,752	$65,322
Evergreen Resources, Inc.*	4,690	254,714
Exar Corp.*	7,035	111,364
Exelixis, Inc.*	7,973	55,333
Extreme Networks, Inc.*	22,981	121,799
Exult, Inc.*	7,973	68,329
F5 Networks, Inc.*	5,159	86,929
FactSet Research Systems, Inc.	4,690	206,595
Federal Realty Investment Trust	9,849	315,167
Federal Signal Corp.	9,380	164,807
FEI Co.*	5,628	105,581
FelCor Lodging Trust, Inc.	8,442	66,270
Ferro Corp.	6,566	147,932
Fidelity National Information Solutions, Inc.*	2,345	61,158
Filenet Corp.*	13,132	236,901
Financial Federal Corp.*	2,814	68,662
Finish Line, Inc.—Class A*	3,283	72,915
First BanCorp.	5,628	154,489
First Community Bancorp—Class A	1,876	58,475
First Financial Holdings, Inc.	2,345	63,409
First Niagara Financial Group, Inc.	4,690	65,472
First Republic Bank*	5,628	149,705
FirstFed Financial Corp.*	5,628	198,611
Flagstar Bancorp, Inc.	6,566	160,539
FLIR Systems, Inc.*	12,194	367,648
Florida Rock Industries, Inc.	3,283	135,521
Flowers Foods, Inc.	5,628	111,209
FMC Corp.*	5,628	127,362
Fossil, Inc.*	9,849	232,041
Foundry Networks, Inc.*	19,698	283,650
Fred’s, Inc.	5,159	191,812
Fremont General Corp.	9,849	134,931
Frontier Oil Corp.	4,690	71,288
FTI Consulting, Inc.*	6,412	160,108
FuelCell Energy, Inc.*	10,318	84,504
G & K Services, Inc.	3,752	111,059
Gables Residential Trust	5,628	170,134
Gardner Denver, Inc.*	2,814	57,574
Gartner Group, Inc.*	14,070	106,651
Genesco, Inc.*	3,752	66,410
Genesis Microchip, Inc.*	6,097	82,553
Genlyte Group, Inc.*	1,876	65,604
Genta, Inc.*	7,035	93,706
Georgia Gulf Corp.	6,097	120,721
Getty Realty Corp.	2,814	62,808
Glenborough Realty Trust, Inc.	5,159	98,795
Glimcher Realty Trust	5,159	115,562
Global Industries, Ltd.*	11,256	54,254
GlobespanVirata, Inc.*	19,698	162,509
Gold Banc Corp., Inc.	9,380	98,584
Granite Construction, Inc.	5,628	107,832
Great Lakes Chemical Corp.	7,504	153,082
Great Lakes REIT, Inc.	3,752	60,032
Grey Wolf, Inc.*	28,140	113,686
Griffon Corp.*	4,690	75,040
Group 1 Automotive, Inc.*	3,283	106,402
Guitar Center, Inc.*	3,752	108,808
Gymboree Corp.*	4,221	70,828
Haemonetics Corp.*	2,814	52,622

Common Stocks, continued

	Shares	Value
Hain Celestial Group, Inc.*	3,752	$59,994
Hancock Fabrics, Inc.	3,283	53,020
Handleman Co.*	4,221	67,536
Hanover Compressor Co.*	10,318	116,593
Harbor Florida Bancshares, Inc.	3,752	89,898
Harland (John H.) Co.	6,097	159,498
Headwaters, Inc.*	6,097	89,565
Health Care REIT, Inc.	7,973	243,177
Healthcare Realty Trust, Inc.	7,504	218,742
Heartland Express, Inc.*	7,504	166,964
Hecla Mining Co.*	14,539	61,500
Heritage Property Investment Trust	3,752	101,604
Hilb, Rogal & Hamilton Co.	6,097	207,541
Hollywood Entertainment Corp.*	15,008	258,138
Home Properties of New York, Inc.	6,097	214,858
Hooper Holmes, Inc.	8,911	57,387
Horace Mann Educators Corp.	6,566	105,910
Hot Topic, Inc.*	13,132	353,382
Houston Exploration Co.*	1,876	65,097
Hovnanian Enterprises—Class A*	4,221	248,827
HRPT Properties Trust	22,512	207,110
Hughes Supply, Inc.	4,221	146,469
Hutchinson Technology, Inc.*	10,787	354,784
Hydril Co.*	1,876	51,121
Hyperion Solutions Corp.*	7,973	269,169
ICU Medical, Inc.*	2,345	73,047
Identix, Inc.*	14,070	89,345
IDEX Corp.	5,159	186,962
IDEXX Laboratories, Inc.*	12,194	410,693
IDX Systems Corp.*	2,814	43,673
IGEN International, Inc.*	4,690	147,266
IHOP Corp.	3,283	103,644
ILEX Oncology, Inc.*	5,628	109,239
Imagistics International, Inc.*	3,283	84,701
Imation Corp.	1,876	70,950
ImClone Systems, Inc.*	13,132	415,234
Immucor, Inc.*	1,876	40,878
IMPAC Mortgage Holdings, Inc.	8,911	148,725
INAMED Corp.*	3,283	176,264
Independent Bank Corp.	1,876	42,379
Informatica Corp.*	10,787	74,538
Insight Communications Co., Inc.*	8,442	111,266
Insight Enterprises, Inc.*	7,035	70,772
Insituform Technologies, Inc.—Class A*	4,221	74,627
Integra LifeSciences Holdings*	7,035	185,583
Inter-Tel, Inc.	4,221	89,570
Interdigital Communications Corp.*	9,380	219,211
Intergraph Corp.*	15,477	332,756
Intermagnetics General Corp.*	2,814	55,830
InterMune, Inc.*	4,690	75,556
International Multifoods Corp.*	2,814	64,469
Internet Security Systems, Inc.*	6,566	95,141
Interstate Bakeries Corp.	7,504	95,301
Invacare Corp.	4,221	139,293
Invision Technologies, Inc.*	2,814	69,928
Iomega Corp.*	8,911	94,457
Ionics, Inc.*	3,283	73,441
Irwin Financial Corp.	4,221	109,324
Itron, Inc.*	4,690	101,116
ITT Educational Services, Inc.*	9,380	274,365

See accompanying notes to the financial statements.

14

PROFUNDS Small-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
J.B. Hunt Transport Services, Inc.*	5,159	$194,752
Jack in the Box, Inc.*	6,097	135,963
Jacuzzi Brands, Inc.*	11,256	59,544
JAKKS Pacific, Inc.*	5,628	74,796
Jarden Corp.*	1,876	51,909
JDA Software Group, Inc.*	10,787	120,707
Jefferies Group, Inc.	4,690	233,515
JM Smucker Co.	7,973	318,043
Jo-Ann Stores, Inc.—Class A*	3,752	94,926
Journal Register Co.*	5,159	93,326
Joy Global, Inc.*	7,973	117,761
K-Swiss, Inc.—Class A	1,876	64,760
K-V Pharmaceutical Co.*	3,752	104,306
Kansas City Southern Industries, Inc.*	10,787	129,768
Kaydon Corp.	6,097	126,818
Keane, Inc.*	9,380	127,849
Kellwood Co.	5,159	163,180
Kelly Services, Inc.—Class A	2,814	65,988
Kennametal, Inc.	6,097	206,323
Key Energy Group*	19,698	211,163
Kilroy Realty Corp.	4,690	128,975
Kirby Corp.*	3,283	92,581
Knight Trading Group, Inc.*	40,803	253,795
Knight Transportation, Inc.*	5,628	140,137
Koger Equity, Inc.	3,283	56,566
Kopin Corp.*	11,725	71,757
Korn/Ferry International*	6,566	53,185
Kroll, Inc.*	4,690	126,911
Kronos, Inc.*	6,097	309,789
La Quinta Corp.*	23,450	101,070
Laclede Group, Inc.	3,283	87,984
LandAmerica Financial Group, Inc.	3,283	155,942
Landauer, Inc.	1,407	58,855
Landry’s Restaurants, Inc.	4,221	99,616
Landstar System, Inc.*	2,814	176,860
Lattice Semiconductor Corp.*	15,946	131,236
Legato Systems, Inc.*	15,946	133,787
Lennox International, Inc.	7,504	96,576
Lexington Corporate Properties Trust	4,690	83,013
Libbey, Inc.	2,814	63,878
Liberty Corp.	3,283	139,528
Ligand Pharmaceuticals, Inc.—Class B*	9,849	133,848
Lincoln Electric Holdings, Inc.	5,628	114,867
Linens ‘n Things, Inc.*	8,911	210,389
Littelfuse, Inc.*	3,283	73,408
LNR Property Corp.	4,221	157,865
Lone Star Steakhouse & Saloon, Inc.	2,814	61,261
Lone Star Technologies, Inc.*	5,159	109,268
Longs Drug Stores Corp.	5,628	93,425
Longview Fibre Co.	8,442	69,224
Louisiana-Pacific Corp.*	20,167	218,611
LTX Corp.*	9,380	80,856
M.D.C. Holdings, Inc.	4,867	234,979
M/I Schottenstein Homes, Inc.	2,345	100,085
Macdermid, Inc.	4,690	123,347
Macerich Co.	10,318	362,470
Macrovision Corp.*	8,442	168,165
MAF Bancorp, Inc.	3,752	139,087
Magnum Hunter Resources, Inc.*	8,442	67,452
Manhattan Associates, Inc.*	4,690	121,799

Common Stocks, continued

	Shares	Value
Manitowoc Co.	4,690	$104,587
Manufactured Home Communities, Inc.	3,283	115,266
Martek Biosciences Corp.*	3,752	161,111
Marvel Enterprises, Inc.*	8,442	161,243
Massey Energy Co.	10,787	141,849
Maverick Tube Corp.*	6,566	125,739
Maximus, Inc.*	2,814	77,751
Maxtor Corp.*	40,334	302,908
McDATA Corp.—Class A*	21,574	316,491
Mediacom Communications Corp.*	15,008	148,129
MEMC Electronic Materials, Inc.*	9,380	91,924
Mentor Corp.	13,132	254,498
Mentor Graphics Corp.*	20,636	298,809
Mercury Computer Systems, Inc.*	5,159	93,687
Merit Medical Systems, Inc.*	2,345	46,853
Meritage Corp.*	1,407	69,309
Methode Electronics, Inc.—Class A	5,628	60,501
MFA Mortgage Investments, Inc.	7,973	80,049
MGI Pharma, Inc.*	4,221	108,184
Micromuse, Inc.*	14,070	112,419
Micros Systems, Inc.*	2,814	92,806
Microsemi Corp.*	4,690	75,040
Mid-America Apartment Communities, Inc.	2,814	76,006
Mid-Atlantic Realty Trust	3,283	68,746
Millennium Chemicals, Inc.	11,256	107,045
Mills Corp.	5,628	188,819
Mine Safety Appliances Co.	1,407	61,373
Minerals Technologies, Inc.	3,752	182,572
Modine Manufacturing Co.	5,159	99,930
Monaco Coach Corp.*	4,221	64,708
Moog, Inc.—Class A*	2,345	81,489
Moore Wallace, Inc.*	1,612	23,664
Movie Gallery, Inc.*	2,814	51,918
MPS Group, Inc.*	15,946	109,708
Mueller Industries, Inc.*	5,628	152,575
Mykrolis Corp.*	6,566	66,645
Myriad Genetics, Inc.*	30,485	414,900
NACCO Industries, Inc.—Class A	938	55,286
National Health Investors, Inc.	4,221	77,835
National Penn Bancshares, Inc.	3,283	92,187
Nationwide Health Properties, Inc.	9,849	156,895
Nautica Enterprises, Inc.*	4,221	54,155
Nautilus Goup, Inc.	5,159	63,972
Navigant Consulting Co.*	7,504	88,922
NBTY, Inc.*	7,973	167,911
NCI Building Systems, Inc.*	3,283	54,826
NCO Group, Inc.*	3,283	58,799
NDCHealth Corp.	5,628	103,274
Nektar Therapeutics*	10,787	99,564
Net.B@nk, Inc.	30,016	395,012
NetIQ Corp.*	8,442	130,513
NetScreen Technologies, Inc.*	3,283	74,032
Neurocrine Biosciences, Inc.*	8,911	445,016
New Century Financial Corp.	3,752	163,775
New England Business Services, Inc.	2,345	70,350
New Jersey Resources Corp.	5,628	199,794
Newpark Resources, Inc.*	12,194	66,823
Newport Corp.*	6,566	97,177
Nextel Partners, Inc.—Class A*	13,132	95,864

See accompanying notes to the financial statements.

15

PROFUNDS Small-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Nordson Corp.	3,752	$89,485
Northwest Natural Gas Co.	5,628	153,363
Novell, Inc.*	62,846	193,566
Noven Pharmaceuticals, Inc.*	4,690	48,026
NPS Pharmaceuticals, Inc.*	6,566	159,816
Nu Skin Enterprises, Inc.	7,973	83,318
NUI Corp.	2,814	43,673
O’Charley’s, Inc.*	2,814	60,585
Oceaneering International, Inc.*	4,221	107,847
OceanFirst Financial Corp.	1,876	45,831
Odyssey Healthcare, Inc.*	2,814	104,118
Odyssey Re Holdings Corp.	2,814	59,375
OfficeMax, Inc.*	19,698	129,022
Offshore Logistics, Inc.*	3,752	81,606
Ohio Casualty Corp.*	8,911	117,447
Olin Corp.	10,318	176,438
OmniVision Technologies, Inc.*	3,752	117,062
ONEOK, Inc.	16,884	331,433
Openwave Systems, Inc.*	30,954	60,360
Orbital Sciences Corp.*	7,504	54,779
Oriental Financial Group, Inc.	4,690	120,486
OshKosh B’Gosh, Inc.—Class A	1,876	50,652
Oshkosh Truck Corp.	2,814	166,926
OSI Pharmaceuticals, Inc.*	6,566	211,491
Overseas Shipholding Group, Inc.	4,690	103,227
Overture Services, Inc.*	9,380	170,059
Owens & Minor, Inc.	6,097	136,268
P.F. Chang’s China Bistro, Inc.*	6,566	323,113
Pacific Capital Bancorp	6,097	213,700
Pacific Sunwear of California, Inc.*	8,911	214,666
PacifiCare Health Systems, Inc.*	5,628	277,628
Palm, Inc.*	4,690	76,306
Pan Pacific Retail Properties	7,973	313,737
Panera Bread Co.*	9,380	375,200
Papa John’s International, Inc.*	2,345	65,777
Parametric Technology Corp.*	44,086	134,462
PAREXEL International Corp.*	4,221	58,883
Park Electrochemical Corp.	3,283	65,496
Parkway Properties, Inc.	1,407	59,164
Patina Oil & Gas Corp.	5,235	168,305
Paxar Corp.*	5,628	61,908
Payless ShoeSource, Inc.*	19,698	246,225
Pediatrix Medical Group, Inc.*	3,752	133,759
Pegasus Systems, Inc.*	4,221	68,591
Penn National Gaming, Inc.*	6,566	134,931
Penn Virginia Corp.	1,407	60,501
Pennsylvania REIT	2,814	84,279
Pep Boys-Manny, Moe & Jack	8,442	114,051
Perrigo Co.	11,725	183,379
PFF Bancorp, Inc.	1,876	72,507
Pharmaceutical Resources, Inc.*	469	22,822
Philadelphia Consolidated Holding Corp.*	3,283	132,633
Phillips-Van Heusen Corp.	4,221	57,532
Photon Dynamics, Inc.*	8,442	233,252
Photronics, Inc.*	9,849	171,865
Piedmont Natural Gas Company, Inc.	6,097	236,625
Pinnacle Systems, Inc.*	16,884	180,659
Pixelworks, Inc.*	7,504	44,574
Plains Exploration & Production Co.*	1,565	16,918

Common Stocks, continued

	Shares	Value
Plains Resources, Inc.*	4,221	$59,727
Plantronics, Inc.*	7,504	162,612
Plexus Corp.*	15,946	183,857
PMA Capital Corp.—Class A	7,504	94,325
PNM Resources, Inc.	6,566	175,641
PolyMedica Corp.	1,407	64,427
PolyOne Corp.	13,601	60,524
Port Financial Corp.	2,345	126,349
Possis Medical, Inc.*	2,814	38,608
Post Properties, Inc.	7,504	198,856
Potlatch Corp.	5,159	132,844
Power Integrations, Inc.*	5,628	136,873
Power-One, Inc.*	16,415	117,367
Powerwave Technologies, Inc.*	17,822	111,744
Pre-Paid Legal Services, Inc.*	2,814	69,027
Prentiss Properties Trust	7,504	225,045
PRG-Schultz International, Inc.*	7,035	41,507
Price Communications Corp.*	8,442	108,986
PRIMEDIA, Inc.*	22,981	70,092
Priority Healthcare Corp.—Class B*	4,221	78,300
ProAssurance Corp.*	4,221	113,925
Progress Software Corp.*	4,690	97,224
ProQuest Co.*	3,283	84,701
Prosperity Bancshares, Inc.	2,345	45,141
Protein Design Labs, Inc.*	21,105	295,048
Provident Bankshares Corp.	4,690	119,173
Province Healthcare Co.*	9,380	103,837
PS Business Parks, Inc.	1,876	66,223
PSS World Medical, Inc.*	12,194	70,116
Pulitzer, Inc.	1,876	92,712
Quanex Corp.	2,814	83,632
Quantum Corp.*	24,388	98,771
Quest Software, Inc.*	6,566	78,135
Quicksilver Resources, Inc.*	1,876	44,930
Quiksilver, Inc.*	9,380	154,676
R & G Finanical Corp.—Class B	2,814	83,576
RAIT Investment Trust	3,283	87,000
Ralcorp Holdings, Inc.*	5,159	128,769
Rambus, Inc.*	13,132	217,597
Range Resources Corp.*	8,911	55,872
RARE Hospitality International, Inc.*	3,752	122,615
Rayovac Corp.*	5,628	72,883
Realty Income Corp.	6,097	232,174
Red Hat, Inc.*	25,795	195,268
Redwood Trust, Inc.	1,876	74,871
Regal-Beloit Corp.	3,752	71,663
Regeneron Pharmaceuticals, Inc.*	6,097	96,028
Regis Corp.	13,601	395,110
RehabCare Group, Inc.*	2,814	41,225
Reliance Steel & Aluminum Co.	4,221	87,374
REMEC, Inc.*	9,380	65,285
Remington Oil & Gas Corp.*	3,752	68,962
ResMed, Inc.*	5,628	220,618
Resources Connection, Inc.*	3,283	78,332
Respironics, Inc.*	7,035	263,953
RFS Hotel Investors, Inc.	4,690	57,781
Right Management Consultants, Inc.*	3,283	41,530
RLI Corp.	2,814	92,581
Roadway Corp.	3,283	93,664
Rogers Corp.*	2,814	93,706

See accompanying notes to the financial statements.

16

PROFUNDS Small-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Rollins, Inc.	2,345	$44,203
Roper Industries, Inc.	6,097	226,808
Roto-Rooter, Inc.	1,876	71,644
RSA Security, Inc.*	8,911	95,793
Ruddick Corp.	5,628	88,472
Russ Berrie & Co., Inc.	2,814	102,739
Russell Corp.	4,221	80,199
Ryan’s Family Steak Houses, Inc.*	7,504	105,056
S1 Corp.*	11,725	47,369
Sandisk Corp.*	11,256	454,181
SangStat Medical Corp.*	33,768	442,023
Saxon Capital, Inc.*	4,690	81,512
Scansoft, Inc.*	9,849	53,480
School Specialty, Inc.*	4,221	120,130
Schulman (A.), Inc.	9,380	150,643
Schweitzer-Mauduit International, Inc.	2,814	67,930
SCP Pool Corp.*	4,690	161,336
Seacoast Financial Services Corp.	4,221	83,576
SEACOR SMIT, Inc.*	4,221	154,024
Select Medical Corp.*	2,814	69,872
Selective Insurance Group, Inc.	4,221	105,736
Senior Housing Properties Trust	7,973	108,114
Sensient Technologies Corp.	7,504	172,517
Sepracor, Inc.*	12,663	228,314
SERENA Software, Inc.*	4,221	88,134
Service Corporation International*	49,245	190,578
Shopko Stores, Inc.*	5,159	67,067
Shuffle Master, Inc.*	8,911	261,894
Shurgard Storage Centers, Inc.— Class A	7,035	232,718
Sierra Health Services, Inc.*	4,690	93,800
Sierra Pacific Resources*	17,822	105,863
Silicon Graphics, Inc.*	31,892	36,357
Silicon Image, Inc.*	9,849	54,957
Silicon Laboratories, Inc.*	5,628	149,930
Simpson Manufacturing Co., Inc.*	2,814	102,992
Sinclair Broadcast Group—Class A*	7,504	87,121
Skyworks Solutions, Inc.*	23,919	161,932
SL Green Realty Corp.	7,504	261,815
Smith (A.O.) Corp.	2,814	79,214
Sola International, Inc.*	3,752	65,285
Solutia, Inc.	17,353	37,830
Sonic Corp.*	6,566	166,973
Sonus Networks, Inc.*	30,485	153,340
Sotheby’s Holdings, Inc.—Class A*	7,504	55,830
Sourcecorp*	2,814	60,782
South Financial Group, Inc.	15,946	372,019
Southern Peru Copper Corp.	2,345	35,879
Southern Union Co.*	7,035	119,173
Southwest Bancorporation of Texas, Inc.*	10,318	335,438
Southwest Gas Corp.	5,628	119,201
Southwestern Energy Co.*	4,690	70,397
Sovran Self Storage, Inc.	2,345	73,868
Spanish Broadcasting System, Inc.*	9,849	80,269
Spartech Corp.	2,345	49,737
Speedway Motorsports, Inc.	2,345	62,846
Spherion Corp.*	9,849	68,451
Spinnaker Exploration Co.*	4,221	110,590
SPS Technologies, Inc.	1,876	50,727

Common Stocks, continued

	Shares	Value
St. Mary Land & Exploration Co.	5,159	$140,841
Stage Stores, Inc.*	3,752	88,172
Standard Pacific Corp.	6,566	217,729
Standard Register Co.	2,814	46,375
StarTek, Inc.*	1,876	49,339
Staten Island Bancorp, Inc.	9,849	191,858
Station Casinos, Inc.*	12,194	307,898
Steel Dynamics, Inc.*	5,628	77,104
Stericycle, Inc.*	6,097	234,613
Sterling Bancshares, Inc.	7,035	92,018
Sterling Financial Corp.*	2,370	57,733
Stewart & Stevenson Services, Inc.	4,690	73,868
Stewart Enterprises, Inc.—Class A*	15,946	68,568
Stewart Information Services Corp.*	3,283	91,432
Stone Energy Corp.*	3,752	157,284
Strayer Education, Inc.	1,876	149,048
Stride Rite Corp.	6,097	60,726
Summit Properties, Inc.	3,752	77,479
Sunrise Assisted Living, Inc.*	3,283	73,474
Superior Energy Services, Inc.*	8,442	80,030
Superior Industries International, Inc.	6,097	254,244
SureWest Communications	2,345	70,936
SurModics, Inc.*	7,504	228,872
Susquehanna Bancshares, Inc.	7,035	164,267
Swift Energy Co.*	4,221	46,431
Sybron Dental Special, Inc.*	6,566	154,958
Sycamore Networks, Inc.*	26,733	102,387
Sylvan Learning Systems, Inc.*	12,194	278,511
Symyx Technologies, Inc.*	4,690	76,541
Take-Two Interactive Software, Inc.*	8,442	239,246
Taubman Centers, Inc.	6,097	116,819
Techne Corp.*	12,194	369,965
Technitrol, Inc.*	7,035	105,877
Tecumseh Products Co.	3,283	125,772
Tekelec*	8,442	95,395
Teledyne Technologies, Inc.*	5,159	67,583
Telik, Inc.*	5,628	90,442
Tennant Co.	1,407	51,707
Terex Corp.*	7,035	137,323
Tesoro Petroleum Corp.*	11,256	77,441
Tetra Tech, Inc.*	8,442	144,611
TETRA Technologies, Inc.*	2,345	69,529
Texas Industries, Inc.	3,752	89,298
Texas Regional Bancshares, Inc.— Class A	4,221	146,469
The Medicines Co.*	4,690	92,346
The Men’s Wearhouse, Inc.*	5,159	112,724
The Topps Company, Inc.*	6,097	52,373
Thomas & Betts Corp.*	7,504	108,433
Thor Industries, Inc.	2,814	114,868
Thoratec Corp.*	8,442	125,786
Thornburg Mortgage Asset Corp.	12,194	301,191
THQ, Inc.*	11,725	211,050
Tibco Software, Inc.*	13,601	69,229
Tom Brown, Inc.*	6,097	169,436
Too, Inc.*	8,442	170,951
Toro Co.	4,690	186,427
Town & Country Trust	2,814	65,426
Tractor Supply Co.*	2,814	134,369
Tredegar Corp.	4,221	63,273

See accompanying notes to the financial statements.

17

PROFUNDS Small-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Triad Guaranty, Inc.*	1,407	$53,396
Triarc Cos., Inc.*	2,345	70,327
Trimble Navigation, Ltd.*	4,221	96,788
Trimeris, Inc.*	3,752	171,391
Trinity Industries, Inc.	6,566	121,537
TriQuint Semiconductor, Inc.*	23,450	97,552
Triumph Group, Inc.*	2,814	79,270
Tuesday Morning Corp.*	3,283	86,343
Tupperware Corp.	8,911	127,962
U.S. Restaurant Properties, Inc.	4,690	73,633
UCBH Holdings, Inc.	12,194	349,724
UGI Corp.	8,442	267,611
UICI*	6,566	98,950
UIL Holdings Corp.	2,345	95,090
Ultratech Stepper, Inc.*	4,221	78,046
Umpqua Holdings Corp.	5,159	97,969
Unifi, Inc.*	8,442	52,340
Unisource Energy Corp.	4,690	88,172
Unit Corp.*	6,566	137,295
United Defense Industries, Inc.*	3,752	97,327
United Natural Foods, Inc.*	3,283	92,384
United Online, Inc.*	3,752	95,076
United Stationers, Inc.*	6,097	220,529
United Surgical Partners International, Inc.*	9,849	222,488
United Therapeutics Corp.*	2,814	61,289
Universal Compression Holdings, Inc.*	2,814	58,700
Universal Corp.	4,690	198,386
Universal Health Realty Income Trust	1,876	50,652
Urban Outfitters, Inc.*	4,221	151,534
US Oncology, Inc.*	11,725	86,648
USEC, Inc.	15,946	111,940
USF Corp.	5,159	139,138
Valhi, Inc.	4,221	40,606
Valmont Industries, Inc.	2,345	45,634
Varian Semiconductor Equipment Associates, Inc.*	9,380	279,149
Varian, Inc.*	6,097	211,383
VCA Antech, Inc.*	3,752	73,427
Vector Group, Ltd.	3,752	65,660
Veeco Instruments, Inc.*	13,132	223,638
Ventana Medical Systems, Inc.*	2,345	63,737
Ventas, Inc.	14,539	220,266
Verity, Inc.*	10,318	130,626
Viasys Healthcare, Inc.*	4,690	97,083
Vignette Corp.*	39,396	81,944
Vintage Petroleum, Inc.	8,442	95,226
VISX, Inc.*	8,442	146,469
Vitesse Semiconductor Corp.*	34,237	168,446
W Holding Co., Inc.	7,504	126,968
W-H Energy Services, Inc.*	4,221	82,225
Wabtec Corp.	6,097	84,809
Walter Industries, Inc.	4,690	55,108
Washington REIT	7,035	191,352
Waste Connections, Inc.*	5,159	180,823
Watsco, Inc.	3,283	54,366
Watson Wyatt & Company Holdings*	3,283	76,100
Watts Industries, Inc.—Class A	2,814	50,230
Wausau-Mosinee Paper Corp.	6,566	73,539
Waypoint Financial Corp.	6,566	118,451

Common Stocks, continued

	Shares	Value
WD-40 Co.	2,814	$80,340
WebEx Communications, Inc.*	5,159	71,968
webMethods, Inc.*	7,973	64,820
Websense, Inc.*	3,752	58,756
Wellman, Inc.	5,628	63,034
Werner Enterprises, Inc.	7,504	159,085
Westar Energy, Inc.	12,663	205,520
Western Digital Corp.*	32,361	333,318
Western Gas Resources, Inc.	3,283	130,007
Westport Resources Corp.*	3,752	85,358
WGL Holdings, Inc.	10,318	275,491
Wilson Greatbatch Technologies, Inc.*	4,221	152,378
Winnebago Industries, Inc.	2,345	88,876
Wintrust Financial Corp.	2,814	83,294
WMS Industries, Inc.*	4,221	65,805
Wolverine World Wide, Inc.	7,504	144,527
Woodward Governor Co.	1,407	60,501
Worthington Industries, Inc.	13,132	175,968
WPS Resources Corp.	9,849	395,930
Wright Medical Group, Inc.*	2,814	53,466
WSFS Financial Corp.	3,752	144,077
XM Satellite Radio Holdings, Inc.—Class A*	16,884	186,568
Yankee Candle Co., Inc.*	4,690	108,902
Yellow Corp.*	10,318	238,862
Zoll Medical Corp.*	1,407	47,219
Zoran Corp.*	6,566	126,133

TOTAL COMMON STOCKS		102,923,346

Federal Home Loan Bank (13.7%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$16,435,000	16,434,772

TOTAL FEDERAL HOME LOAN BANK		16,434,772

TOTAL INVESTMENTS (Cost $114,699,790)—99.4%		119,358,118
Net other assets (liabilities)—0.6%		697,020

NET ASSETS—100.0%		$120,055,138

See accompanying notes to the financial statements.

18

PROFUNDS Small-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
Russell 2000 Futures Contract expiring September 2003 (Underlying face amount at value $14,348,800)	64	$(252,713)
Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
Russell 2000 Index Swap Agreements expiring 08/27/03 - 09/26/03 (Underlying notional amount at value $2,847,419)	6,351	$(2,482)

*	Non-income producing security

The Small-Cap ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.1%
Aerospace/Defense	0.7%
Agriculture	0.4%
Airlines	0.3%
Apparel	0.8%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.4%
Banks	3.6%
Biotechnology	1.9%
Building Materials	0.6%
Chemicals	2.3%
Coal	0.3%
Commercial Services	3.8%
Computers	4.1%
Distribution/Wholesale	0.7%
Diversified Financial Services	1.0%
Electric	1.6%
Electrical Components & Equipment	0.7%
Electronics	2.3%
Energy—Alternate Sources	0.1%
Engineering & Construction	0.4%
Entertainment	0.8%
Environmental Control	0.6%
Food	1.6%
Forest & Paper Products	0.5%
Gas	1.8%
Hand/Machine Tools	0.4%
Healthcare—Products	3.6%
Healthcare—Services	1.7%
Home Builders	1.1%
Household Products/Wares	1.0%
Housewares	0.2%
Insurance	1.4%
Internet	2.8%
Investment Companies	0.3%
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.6%
Machinery—Construction & Mining	0.2%
Machinery—Diversified	1.2%
Manufacturing	1.4%
Media	0.8%
Metal Fabricate/Hardware	0.7%
Mining	0.2%
Office/Business Equipment	0.1%
Oil & Gas	2.3%
Oil & Gas Services	1.1%
Packaging & Containers	0.2%
Pharmaceuticals	4.0%
Pipelines	0.2%
Real Estate	0.2%
Real Estate Investment Trust	7.5%
Retail	5.9%
Savings & Loans	1.8%
Semiconductors	3.6%
Software	3.7%
Telecommunications	2.6%
Textiles	0.4%
Toys/Games /Hobbies	0.3%
Transportation	2.2%
Water	0.1%
Other	14.3%

See accompanying notes to the financial statements.

19

PROFUNDS OTC ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.0%)

	Shares	Value
ADC Telecommunications, Inc.*	100,636	$234,281
Adobe Systems, Inc.	22,806	731,388
Altera Corp.*	53,938	884,583
Amazon.com, Inc.*	26,064	951,075
American Power Conversion Corp.*	19,910	310,397
Amgen, Inc.*	60,454	4,016,564
Apollo Group, Inc.—Class A*	17,738	1,095,499
Apple Computer, Inc.*	51,042	975,923
Applied Materials, Inc.*	86,156	1,366,434
BEA Systems, Inc.*	37,286	404,926
Bed Bath & Beyond, Inc.*	39,820	1,545,415
Biogen, Inc.*	18,462	701,556
Biomet, Inc.	34,752	995,992
Broadcom Corp.—Class A*	19,186	477,923
Brocade Communications Systems, Inc.*	26,064	153,517
C.H. Robinson Worldwide, Inc.	8,326	296,073
CDW Corp.*	8,688	397,910
Cephalon, Inc.*	5,068	208,599
Check Point Software Technologies, Ltd.*	24,254	474,166
Chiron Corp.*	26,064	1,139,518
CIENA Corp.*	51,766	268,666
Cintas Corp.	20,634	731,269
Cisco Systems, Inc.*	251,590	4,199,036
Citrix Systems, Inc.*	19,548	397,997
Comcast Corp.—Special Class A*	95,206	2,873,317
Compuware Corp.*	23,530	135,768
Comverse Technology, Inc.*	19,548	293,806
Costco Wholesale Corp.*	24,254	887,696
Dell Computer Corp.*	94,844	3,031,214
DENTSPLY International, Inc.	7,602	310,922
Dollar Tree Stores, Inc.*	10,860	344,588
eBay, Inc.*	23,892	2,489,068
EchoStar Communications Corp.— Class A*	25,340	877,271
Electronic Arts, Inc.*	14,842	1,098,160
Ericsson (LM) Telephone Co.—ADR*	11,946	126,986
Expeditors International of Washington, Inc.	10,136	351,111
Express Scripts, Inc.—Class A*	6,878	469,905
Fastenal Co.	7,240	245,726
First Health Group Corp.*	9,774	269,762
Fiserv, Inc.*	24,254	863,685
Flextronics International, Ltd.*	56,834	590,506
Gentex Corp.*	7,964	243,778
Genzyme Corp.—General Division*	27,150	1,134,870
Gilead Sciences, Inc.*	19,910	1,106,598
Henry Schein, Inc.*	3,982	208,418
Human Genome Sciences, Inc.*	13,032	165,767
ICOS Corp.*	6,154	226,160
IDEC Pharmaceuticals Corp.*	17,014	578,476
Intel Corp.	229,508	4,770,095
InterActiveCorp*	52,490	2,077,028
Intuit, Inc.*	26,064	1,160,630
Invitrogen Corp.*	4,706	180,569
JDS Uniphase Corp.*	161,090	565,426
Juniper Networks, Inc.*	24,978	308,978
KLA-Tencor Corp.*	23,168	1,077,080
Lamar Advertising Co.*	8,326	293,158
Lincare Holdings, Inc.*	10,136	319,385
Linear Technology Corp.	41,992	1,352,562

Common Stocks, continued

	Shares	Value
Maxim Integrated Products, Inc.	45,612	$1,559,475
MedImmune, Inc.*	27,150	987,446
Mercury Interactive Corp.*	9,050	349,421
Microchip Technology, Inc.	17,014	419,055
Microsoft Corp.	370,688	9,493,320
Millennium Pharmaceuticals, Inc.*	32,580	512,483
Molex, Inc.	9,774	263,800
Monster Worldwide, Inc.*	11,946	235,695
Network Appliance, Inc.*	35,476	575,066
Nextel Communications, Inc.— Class A*	128,148	2,316,916
Novellus Systems, Inc.*	15,204	556,786
NVIDIA Corp.*	17,376	399,822
Oracle Corp.*	219,372	2,636,851
PACCAR, Inc.	13,032	880,442
PanAmSat Corp.*	20,272	373,613
Patterson Dental Co.*	6,516	295,696
Patterson-UTI Energy, Inc.*	8,326	269,762
Paychex, Inc.	35,838	1,050,412
PeopleSoft, Inc.*	44,888	789,580
Petsmart, Inc.*	14,118	235,347
Pixar Animation Studios*	5,430	330,361
QLogic Corp.*	9,774	472,377
Qualcomm, Inc.	95,568	3,416,556
RF Micro Devices, Inc.*	20,996	126,396
Ross Stores, Inc.	7,602	324,909
Ryanair Holdings PLC—ADR*	6,154	276,315
Sanmina-SCI Corp.*	54,662	344,917
Siebel Systems, Inc.*	57,558	549,103
Sigma-Aldrich Corp.	6,878	372,650
Skyworks Solutions, Inc.*	1	7
Smurfit-Stone Container Corp.*	24,254	316,030
Staples, Inc.*	32,942	604,486
Starbucks Corp.*	54,300	1,331,436
Sun Microsystems, Inc.*	140,818	647,763
Symantec Corp.*	15,566	682,725
Synopsys, Inc.*	6,878	425,404
Tellabs, Inc.*	23,530	154,592
Teva Pharmaceutical Industries, Ltd.—ADR	19,548	1,112,867
VeriSign, Inc.*	22,444	310,401
Veritas Software Corp.*	42,716	1,224,668
Whole Foods Market, Inc.*	5,792	275,294
Xilinx, Inc.*	44,888	1,136,115
Yahoo!, Inc.*	28,960	948,730

TOTAL COMMON STOCKS		93,572,266

Federal Home Loan Bank (1.1%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$1,060,000	1,059,985

TOTAL FEDERAL HOME LOAN BANK		1,059,985

TOTAL INVESTMENTS (Cost $71,069,170)—100.1%		94,632,251
Net other assets (liabilities)—(0.1)%		(120,704)

NET ASSETS—100.0%		$94,511,547

See accompanying notes to the financial statements.

20

PROFUNDS OTC ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $480,800)	4	$382
E-Mini NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $432,720)	18	(7,274)

*	Non-income producing security
ADR	American Depositary Receipt

The OTC ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.3%
Airlines	0.3%
Auto Manufacturers	0.9%
Biotechnology	9.2%
Chemicals	0.4%
Commercial Services	2.6%
Computers	7.4%
Distribution/Wholesale	0.7%
Electrical Components & Equipment	0.6%
Electronics	1.2%
Food	0.3%
Healthcare—Products	1.9%
Healthcare—Services	0.3%
Internet	8.6%
Media	3.0%
Oil & Gas	0.3%
Packaging & Containers	0.3%
Pharmaceuticals	4.1%
Retail	5.6%
Semiconductors	15.4%
Software	20.1%
Telecommunications	14.0%
Textiles	0.8%
Transportation	0.7%
Other	1.0%

See accompanying notes to the financial statements.

21

PROFUNDS Large-Cap Value ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (100.2%)

	Shares	Value
ACE, Ltd.	1,477	$50,646
ADC Telecommunications, Inc. *	4,642	10,807
Advanced Micro Devices, Inc.*	1,899	12,173
Aetna, Inc.	844	50,809
AFLAC, Inc.	2,954	90,836
Agilent Technologies, Inc.*	2,743	53,625
Air Products & Chemicals, Inc.	1,266	52,666
Alberto-Culver Co.—Class B	422	21,564
Albertson’s, Inc.	2,110	40,512
Alcoa, Inc.	4,853	123,752
Allegheny Energy, Inc.	633	5,349
Allegheny Technologies, Inc.	422	2,785
Allied Waste Industries, Inc.*	1,266	12,723
Allstate Corp.	4,009	142,921
Alltel Corp.	1,688	81,395
Ambac Financial Group, Inc.	633	41,936
Amerada Hess Corp.	422	20,754
Ameren Corp.	844	37,220
American Electric Power, Inc.	2,321	69,235
American Greetings Corp.—Class A*	422	8,288
American International Group, Inc.	14,981	826,652
American Power Conversion Corp.*	1,055	16,447
AmerisourceBergen Corp.	633	43,899
AmSouth Bancorp	2,110	46,082
Anadarko Petroleum Corp.	1,477	65,682
Andrew Corp.*	633	5,824
Anthem, Inc.*	844	65,115
AOL-Time Warner, Inc.*	25,742	414,189
AON Corp.	1,688	40,647
Apache Corp.	844	54,911
Apartment Investment & Management Co.— Class A	633	21,902
Apple Computer, Inc.*	2,110	40,343
Applera Corp.—Applied Biosystems Group	1,266	24,092
Applied Materials, Inc.*	9,495	150,591
Applied Micro Circuits Corp.*	1,688	10,212
Archer-Daniels-Midland Co.	3,798	48,880
Ashland, Inc.	422	12,947
AT&T Corp.	4,431	85,297
AT&T Wireless Services, Inc.*	15,614	128,191
Autodesk, Inc.	633	10,229
AutoNation, Inc.*	1,688	26,535
Baker Hughes, Inc.	1,899	63,749
Bank of America Corp.	8,651	683,688
Bank of New York Co., Inc.	4,431	127,391
Bank One Corp.	6,752	251,039
Bausch & Lomb, Inc.	211	7,913
BB&T Corp.	2,743	94,085
Bear Stearns Cos., Inc.	633	45,842
BellSouth Corp.	10,761	286,565
Bemis Co., Inc.	211	9,875
Big Lots, Inc.*	633	9,520
BMC Software, Inc.*	1,266	20,674
Boeing Co.	4,853	166,554
Boise Cascade Corp.	422	10,086
Brunswick Corp.	422	10,558
Burlington Northern Santa Fe Corp.	2,110	60,008
Burlington Resources, Inc.	1,055	57,044
Calpine Corp.*	2,110	13,926

Common Stocks, continued

	Shares	Value
Capital One Financial Corp.	1,266	$62,262
Cardinal Health, Inc.	2,532	162,807
Carnival Corp.	3,587	116,613
Caterpillar, Inc.	1,899	105,698
Cendant Corp.*	5,908	108,235
CenterPoint Energy, Inc.	1,688	13,757
Centex Corp.	422	32,827
CenturyTel, Inc.	844	29,413
Charter One Financial, Inc.	1,266	39,474
ChevronTexaco Corp.	6,119	441,792
Chubb Corp.	1,055	63,300
CIENA Corp.*	2,743	14,236
CIGNA Corp.	844	39,617
Cincinnati Financial Corp.	844	31,304
Cinergy Corp.	1,055	38,813
Circuit City Stores, Inc.	1,266	11,141
Citigroup, Inc.	29,540	1,264,311
Citizens Communications Co.*	1,688	21,758
Clear Channel Communications, Inc.*	3,587	152,053
CMS Energy Corp.	844	6,836
Coca-Cola Enterprises, Inc.	2,532	45,955
Comcast Corp.—Special Class A*	13,293	401,183
Comerica, Inc.	1,055	49,058
Computer Associates International, Inc.	3,376	75,217
Computer Sciences Corp.*	1,055	40,217
Compuware Corp.*	2,110	12,175
Comverse Technology, Inc.*	1,055	15,857
ConAgra Foods, Inc.	3,165	74,694
ConocoPhillips	3,798	208,130
Consolidated Edison, Inc.	1,266	54,792
Constellation Energy Group, Inc.	844	28,949
Convergys Corp.*	1,055	16,880
Cooper Industries, Ltd.—Class A	633	26,143
Cooper Tire & Rubber Co.	422	7,423
Coors (Adolph) Co.—Class B	211	10,335
Corning, Inc.*	6,963	51,457
Costco Wholesale Corp.*	2,532	92,671
Countrywide Credit Industries, Inc.	633	44,038
Crane Co.	422	9,550
CSX Corp.	1,266	38,094
Cummins, Inc.	211	7,573
CVS Corp.	2,321	65,058
Dana Corp.	844	9,757
Danaher Corp.	844	57,434
Darden Restaurants, Inc.	1,055	20,024
Deere & Co.	1,477	67,499
Delphi Automotive Systems Corp.	3,165	27,314
Delta Air Lines, Inc.	633	9,292
Devon Energy Corp.	1,266	67,604
Dillard’s, Inc.—Class A	422	5,684
Dominion Resources, Inc.	1,688	108,488
Donnelley (R.R.) & Sons Co.	633	16,547
Dover Corp.	1,266	37,929
DTE Energy Co.	1,055	40,765
Duke Energy Corp.	5,064	101,027
Dynegy, Inc.—Class A	2,110	8,862
Eastman Chemical Co.	422	13,365
Eastman Kodak Co.	1,688	46,167
Eaton Corp.	422	33,173
Edison International *	1,899	31,201

See accompanying notes to the financial statements.

22

PROFUNDS Large-Cap Value ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
El Paso Corp.	3,376	$27,278
Electronic Data Systems Corp.	2,743	58,837
EMC Corp. *	12,660	132,550
Engelhard Corp.	633	15,679
Entergy Corp.	1,266	66,819
EOG Resources, Inc.	633	26,485
Equity Office Properties Trust	2,321	62,690
Equity Residential Properties Trust	1,477	38,328
Exelon Corp.	1,899	113,580
Exxon Mobil Corp.	38,824	1,394,170
Federated Department Stores, Inc.	1,055	38,877
FedEx Corp.	1,688	104,707
First Tennessee National Corp.	633	27,795
FirstEnergy Corp.	1,688	64,904
Fiserv, Inc. *	1,055	37,569
Fleet Boston Financial Corp.	6,119	181,795
Fluor Corp.	422	14,196
Ford Motor Co.	10,550	115,945
Fortune Brands, Inc.	844	44,057
FPL Group, Inc.	1,055	70,527
Franklin Resources, Inc.	1,477	57,706
Freddie Mac	4,009	203,537
Gannett Co., Inc.	1,477	113,448
Gateway, Inc. *	1,899	6,931
General Dynamics Corp.	1,055	76,488
General Motors Corp.	3,165	113,940
Genuine Parts Co.	1,055	33,770
Georgia Pacific Corp.	1,477	27,989
Golden West Financial Corp.	844	67,528
Goldman Sachs Group, Inc.	2,743	229,726
Goodrich Corp.	633	13,293
Goodyear Tire & Rubber Co.	1,055	5,539
Grainger (W.W.), Inc.	422	19,733
Great Lakes Chemical Corp.	211	4,304
Halliburton Co.	2,532	58,236
Harrah’s Entertainment, Inc. *	633	25,472
Hartford Financial Services Group, Inc.	1,688	85,008
Hasbro, Inc.	1,055	18,452
HCA, Inc.	2,954	94,646
Health Management Associates, Inc.— Class A	1,477	27,251
Hewlett-Packard Co.	17,513	373,028
Hilton Hotels Corp.	2,110	26,987
Honeywell International, Inc.	4,853	130,303
Humana, Inc. *	844	12,744
Huntington Bancshares, Inc.	1,266	24,712
Illinois Tool Works, Inc.	1,688	111,155
Ingersoll-Rand Co.—Class A	1,055	49,923
International Paper Co.	2,743	98,007
Interpublic Group of Cos., Inc.	2,321	31,055
J.P. Morgan Chase & Co.	11,605	396,659
Jabil Circuit, Inc. *	1,055	23,316
Janus Capital Group, Inc.	1,477	24,223
JDS Uniphase Corp. *	8,229	28,884
Jefferson-Pilot Corp.	844	34,992
John Hancock Financial Services, Inc.	1,688	51,872
Johnson Controls, Inc.	422	36,123
Jones Apparel Group, Inc. *	844	24,696
KB Home	211	13,078
Kerr-McGee Corp.	633	28,358

Common Stocks, continued

	Shares	Value
KeyCorp	2,532	$63,984
KeySpan Corp.	844	29,920
Kinder Morgan, Inc.	633	34,593
King Pharmaceuticals, Inc. *	1,477	21,801
Kroger Co. *	4,431	73,909
Leggett & Platt, Inc.	1,055	21,628
Lehman Brothers Holdings, Inc.	1,477	98,191
Limited, Inc.	2,954	45,787
Lincoln National Corp.	1,055	37,590
Liz Claiborne, Inc.	633	22,313
Lockheed Martin Corp.	2,532	120,447
Loews Corp.	1,055	49,891
Louisiana-Pacific Corp. *	633	6,862
LSI Logic Corp. *	2,110	14,939
Manor Care, Inc. *	422	10,554
Marathon Oil Corp.	1,899	50,039
Marriott International, Inc.—Class A	1,266	48,640
Marshall & Ilsley Corp.	1,266	38,714
Masco Corp.	2,743	65,421
May Department Stores Co.	1,688	37,575
MBIA, Inc.	844	41,145
MBNA Corp.	7,385	153,903
McDonald’s Corp.	7,385	162,913
McKesson Corp.	1,688	60,329
MeadWestvaco Corp.	1,055	26,059
Mellon Financial Corp.	2,532	70,263
Merrill Lynch & Co., Inc.	5,275	246,237
MetLife, Inc.	4,431	125,486
MGIC Investment Corp.	633	29,523
Micron Technology, Inc. *	3,587	41,717
Mirant Corp. *	2,321	6,731
Molex, Inc.	1,055	28,475
Monsanto Co.	1,477	31,962
Morgan Stanley Dean Witter & Co.	6,330	270,608
Motorola, Inc.	13,293	125,353
Nabors Industries, Ltd. *	844	33,380
National City Corp.	3,587	117,331
National Semiconductor Corp. *	1,055	20,805
NCR Corp. *	633	16,217
Newell Rubbermaid, Inc.	1,477	41,356
Newmont Mining Corp.	2,321	75,340
NICOR, Inc.	211	7,830
NiSource, Inc.	1,477	28,063
Noble Corp. *	844	28,949
Nordstrom, Inc.	844	16,475
Norfolk Southern Corp.	2,321	44,563
North Fork Bancorp, Inc.	844	28,747
Northern Trust Corp.	1,266	52,906
Northrop Grumman Corp.	1,055	91,036
Novell, Inc. *	2,110	6,499
Novellus Systems, Inc. *	844	30,908
Nucor Corp.	422	20,615
Occidental Petroleum Corp.	2,110	70,791
Office Depot, Inc. *	1,688	24,493
PACCAR, Inc.	633	42,765
Pactiv Corp. *	844	16,635
Pall Corp.	633	14,243
Parametric Technology Corp. *	1,477	4,505
Parker Hannifin Corp.	633	26,579
Penney (J.C.) Co.	1,477	24,887

See accompanying notes to the financial statements.

23

PROFUNDS Large-Cap Value ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Peoples Energy Corp.	211	$9,050
PeopleSoft, Inc. *	1,899	33,403
PerkinElmer, Inc.	633	8,742
PG&E Corp.*	2,321	49,089
Phelps Dodge Corp.*	422	16,179
Pinnacle West Capital Corp.	422	15,804
Plum Creek Timber Co., Inc.	1,055	27,377
PNC Financial Services Group	1,688	82,391
Power-One, Inc.*	422	3,017
PPG Industries, Inc.	1,055	53,531
PPL Corp.	844	36,292
Principal Financial Group, Inc.	1,899	61,243
Progress Energy, Inc.	1,266	55,577
Providian Financial Corp.*	1,688	15,631
Prudential Financial, Inc.	3,165	106,502
Public Service Enterprise Group, Inc.	1,266	53,489
Pulte Homes, Inc.	422	26,021
Quest Diagnostics, Inc.*	633	40,385
Quintiles Transnational Corp.*	633	8,982
R.J. Reynolds Tobacco Holdings	422	15,703
Raytheon Co.	2,321	76,222
Reebok International, Ltd.*	422	14,192
Regions Financial Corp.	1,266	42,765
Rockwell International Corp.	1,055	25,151
Rohm & Haas Co.	1,266	39,284
Rowan Cos., Inc.*	633	14,179
Ryder System, Inc.	422	10,812
Sabre Holdings Corp.	844	20,805
SAFECO Corp.	844	29,776
Safeway, Inc.*	2,532	51,805
Sanmina-SCI Corp.*	2,954	18,640
SBC Communications, Inc.	19,201	490,586
Schering-Plough Corp.	8,440	156,984
Schwab (Charles) Corp.	7,807	78,773
Scientific-Atlanta, Inc.	844	20,121
Sears, Roebuck & Co.	1,899	63,882
Sempra Energy	1,266	36,119
Sherwin-Williams Co.	844	22,687
Siebel Systems, Inc.*	2,743	26,168
Simon Property Group, Inc.	1,055	41,177
Snap-on, Inc.	422	12,251
Solectron Corp.*	4,853	18,150
Southern Co.	4,009	124,921
SouthTrust Corp.	1,899	51,653
Southwest Airlines Co.	4,431	76,214
Sprint Corp. (FON Group)	5,064	72,922
St. Paul Companies, Inc.	1,266	46,222
Stanley Works	422	11,647
Staples, Inc.*	2,743	50,334
Starwood Hotels & Resorts Worldwide, Inc.	1,055	30,162
State Street Corp.	1,899	74,821
Sun Microsystems, Inc.*	18,357	84,442
SunGard Data Systems, Inc.*	1,688	43,736
Sunoco, Inc.	422	15,926
SunTrust Banks, Inc.	1,688	100,166
SuperValu, Inc.	844	17,994
Symbol Technologies, Inc.	1,266	16,471
Synovus Financial Corp.	1,688	36,292
Target Corp.	5,275	199,607

Common Stocks, continued

	Shares	Value
TECO Energy, Inc.	1,055	$12,649
Tektronix, Inc.*	422	9,115
Tellabs, Inc.*	2,321	15,249
Temple-Inland, Inc.	211	9,054
Tenet Healthcare Corp.*	2,743	31,956
Teradyne, Inc.*	1,055	18,262
Texas Instruments, Inc.	9,917	174,538
Textron, Inc.	844	32,933
The Pepsi Bottling Group, Inc.	1,688	33,794
Thermo Electron Corp.*	844	17,741
Thomas & Betts Corp.*	422	6,098
Torchmark Corp.	633	23,579
Toys R Us, Inc.*	1,266	15,344
Transocean Sedco Forex, Inc.	1,899	41,721
Travelers Property Casualty Corp.—Class B	5,697	89,842
Tribune Co.	1,688	81,530
TXU Corp.	1,899	42,633
Tyco International, Ltd.	11,394	216,257
U.S. Bancorp	10,972	268,814
Union Pacific Corp.	1,477	85,696
Union Planters Corp.	1,055	32,737
United States Steel Corp.	633	10,362
Unocal Corp.	1,477	42,375
UnumProvident Corp.	1,688	22,636
Verizon Communications, Inc.	15,825	624,295
VF Corp.	633	21,503
Viacom, Inc.—Class B*	10,128	442,189
Visteon Corp.	844	5,798
Vulcan Materials Co.	633	23,465
Wachovia Corp.	7,807	311,968
Walt Disney Co.	11,816	233,366
Washington Mutual, Inc.	5,486	226,572
Waste Management, Inc.	3,376	81,328
Watson Pharmaceuticals, Inc.*	633	25,554
Wellpoint Health Networks, Inc.*	844	71,149
Wells Fargo & Co.	9,706	489,182
Wendy’s International, Inc.	633	18,338
Weyerhaeuser Co.	1,266	68,364
Williams Cos., Inc.	2,954	23,337
Winn-Dixie Stores, Inc.	844	10,390
Worthington Industries, Inc.	422	5,655
Xcel Energy, Inc.	2,321	34,908
XL Capital, Ltd.—Class A	844	70,052
Zions Bancorp	422	21,357

TOTAL COMMON STOCKS		25,686,480

See accompanying notes to the financial statements.

24

PROFUNDS Large-Cap Value ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Home Loan Bank (0.2%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$54,000	$53,999

TOTAL FEDERAL HOME LOAN BANK		53,999

TOTAL INVESTMENTS (Cost $25,370,853)—100.4%		25,740,479
Net other assets (liabilities)—(0.4)%		(106,859)

NET ASSETS—100.0%		$25,633,620

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $97,300)	2	$(2,133)

*	Non-income producing security

The Large-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising Agencies	0.1%
Aerospace/Defense	2.1%
Agricultural	0.2%
Airlines	0.3%
Apparel	0.3%
Auto Manufacturers	1.1%
Auto Parts & Equipment	0.4%
Banks	13.4%
Beverages	0.4%
Building Materials	0.3%
Chemicals	0.8%
Commercial Services	0.8%
Computers	3.1%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.2%
Diversified Financial Services	12.5%
Electric	5.2%
Electrical Components & Equipment	0.2%
Electronic	0.9%
Engineering & Construction	0.1%
Environmental Control	0.4%
Food	1.2%
Forest Products & Paper	1.1%
Gas	0.3%
Hand/Machine Tools	0.1%
Healthcare—Services	1.6%
Home Builders	0.3%
Home Furnishings	0.1%
Household Products/Wares	0.2%
Housewares	0.2%
Insurance	8.7%
Iron/Steel	0.1%
Leisure Time	0.6%
Lodging	0.5%
Machinery—Diversified	0.5%
Machinery—Construction & Mining	0.4%
Media	7.2%
Mining	0.8%
Miscellaneous Manufacturing	2.8%
Oil & Gas	10.4%
Oil & Gas Services	0.5%
Packaging & Containers	0.1%
Pharmaceuticals	1.6%
Pipelines	0.4%
Real Estate Investment Trust	0.6%
Retail	3.6%
Savings & Loan	1.1%
Semiconductor	1.8%
Software	0.9%
Telecommunication	8.2%
Toys/Games/Hobbies	0.1%
Transportation	1.3%
Other	(0.2)%

See accompanying notes to the financial statements.

25

PROFUNDS Large-Cap Growth ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (100.6%)

	Shares	Value
3M Co.	2,410	$310,842
Abbott Laboratories	9,640	421,846
Adobe Systems, Inc.	1,446	46,373
AES Corp.*	3,615	22,955
Allergan, Inc.	723	55,743
Altera Corp.*	2,410	39,524
Altria Group, Inc.	12,773	580,405
American Express Co.	8,194	342,591
American Standard Cos.*	482	35,634
Amgen, Inc.*	7,953	528,397
Analog Devices, Inc.*	2,169	75,525
Anheuser-Busch Companies, Inc.	5,302	270,667
Apollo Group, Inc.—Class A*	964	59,537
Automatic Data Processing, Inc.	3,615	122,404
AutoZone, Inc.*	723	54,926
Avaya, Inc.*	2,410	15,569
Avery Dennison Corp.	723	36,295
Avon Products, Inc.	1,446	89,941
Ball Corp.	241	10,968
Bard (C.R.), Inc.	241	17,186
Baxter International, Inc.	3,615	93,990
Becton, Dickinson & Co.	1,687	65,540
Bed Bath & Beyond, Inc.*	1,928	74,826
Best Buy Co., Inc.*	1,928	84,678
Biogen, Inc.*	964	36,632
Biomet, Inc.	1,687	48,349
BJ Services Co.*	964	36,015
Black & Decker Corp.	482	20,943
Block H & R, Inc.	1,205	52,116
Boston Scientific Corp.*	2,410	147,251
Bristol-Myers Squibb Co.	12,050	327,158
Broadcom Corp.—Class A*	1,687	42,023
Brown-Forman Corp.	482	37,895
Campbell Soup Co.	2,651	64,950
Chiron Corp.*	1,205	52,683
Cintas Corp.	964	34,164
Cisco Systems, Inc.*	44,103	736,079
Citrix Systems, Inc.*	964	19,627
Clorox Co.	1,446	61,671
Coca-Cola Co.	15,424	715,828
Colgate-Palmolive Co.	3,374	195,523
Concord EFS, Inc.*	3,133	46,118
Dell Computer Corp.*	15,906	508,356
Deluxe Corp.	241	10,797
Dollar General Corp.	2,169	39,606
Dow Chemical Co.	5,543	171,611
Dow Jones & Company, Inc.	482	20,740
Du Pont (E.I.) de Nemours	6,266	260,917
eBay, Inc.*	1,928	200,859
Ecolab, Inc.	1,687	43,187
Electronic Arts, Inc.*	964	71,326
Eli Lilly & Co.	6,989	482,031
Emerson Electric Co.	2,651	135,466
Equifax, Inc.	964	25,064
Family Dollar Stores, Inc.	964	36,777
Fannie Mae	6,266	422,579
Federated Investors, Inc.—Class B	723	19,825
Fifth Third Bancorp	3,615	207,284
First Data Corp.	4,579	189,754
Forest Laboratories, Inc.*	2,169	118,753

Common Stocks, continued

	Shares	Value
Freeport-McMoRan Copper & Gold, Inc.—Class B	964	$23,618
Gap, Inc.	5,543	103,987
General Electric Co.	61,696	1,769,441
General Mills, Inc.	2,169	102,832
Genzyme Corp.—General Division*	1,446	60,443
Gillette Co.	6,507	207,313
Guidant Corp.	1,928	85,584
Harley-Davidson, Inc.	1,928	76,850
Heinz (H.J.) Co.	2,169	71,534
Hercules, Inc.*	723	7,158
Hershey Foods Corp.	723	50,364
Home Depot, Inc.	14,460	478,914
IMS Health, Inc.	1,446	26,014
Intel Corp.	40,970	851,521
International Business Machines Corp.	10,363	854,947
International Flavors & Fragrances, Inc.	482	15,390
International Game Technology*	482	49,323
Intuit, Inc.*	1,205	53,659
ITT Industries, Inc.	482	31,552
Johnson & Johnson	18,316	946,937
Kellogg Co.	2,410	82,832
Kimberly-Clark Corp.	3,133	163,355
KLA-Tencor Corp.*	1,205	56,020
Knight Ridder, Inc.	482	33,224
Kohls Corp.*	2,169	111,443
Lexmark International Group, Inc.*	723	51,167
Linear Technology Corp.	1,928	62,101
Lowe’s Cos., Inc.	4,820	207,019
Lucent Technologies, Inc.*	25,546	51,858
Marsh & McLennan Companies, Inc.	3,374	172,310
Mattel, Inc.	2,651	50,157
Maxim Integrated Products, Inc.	1,928	65,918
Maytag Corp.	482	11,770
McCormick & Co., Inc.	964	26,221
McDermott International, Inc.*	482	3,051
McGraw-Hill Companies, Inc.	1,205	74,711
MedImmune, Inc.*	1,446	52,591
Medtronic, Inc.	7,471	358,384
Merck & Co., Inc.	13,978	846,368
Mercury Interactive Corp.*	482	18,610
Meredith Corp.	241	10,604
Microsoft Corp.	66,275	1,697,302
Millipore Corp.*	241	10,693
Monster Worldwide, Inc.*	723	14,265
Moody’s Corp.	964	50,812
Navistar International Corp.*	482	15,728
Network Appliance, Inc.*	2,169	35,159
New York Times Co.—Class A	964	43,862
Nextel Communications, Inc.—Class A*	6,266	113,289
Nike, Inc.—Class B	1,687	90,238
NVIDIA Corp.*	964	22,182
Omnicom Group	1,205	86,399
Oracle Corp.*	32,535	391,070
Paychex, Inc.	2,410	70,637
PepsiCo, Inc.	10,604	471,878
Pfizer, Inc.	49,404	1,687,146
Pitney Bowes, Inc.	1,446	55,540
PMC-Sierra, Inc.*	964	11,308
Praxair, Inc.	964	57,936

See accompanying notes to the financial statements.

26

PROFUNDS Large-Cap Growth ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Procter & Gamble Co.	7,953	$709,249
Progressive Corp.	1,446	105,703
QLogic Corp.*	482	23,295
Qualcomm, Inc.	4,820	172,315
Qwest Communications International, Inc.*	10,604	50,687
RadioShack Corp.	964	25,363
Robert Half International, Inc.*	964	18,258
Rockwell Collins, Inc.	1,205	29,679
Sara Lee Corp.	4,820	90,664
Schlumberger, Ltd.	3,615	171,966
Sealed Air Corp.*	482	22,972
Sigma-Aldrich Corp.	482	26,115
SLM Corp.	2,892	113,280
Sprint Corp. (PCS Group)*	6,266	36,030
St. Jude Medical, Inc.*	1,205	69,288
Starbucks Corp.*	2,410	59,093
Stryker Corp.	1,205	83,591
Symantec Corp.*	964	42,281
Sysco Corp.	4,097	123,073
T. Rowe Price Group, Inc.	723	27,293
Tiffany & Co.	964	31,504
TJX Companies, Inc.	3,374	63,566
Tupperware Corp.	241	3,461
Unisys Corp.*	1,928	23,676
United Parcel Service, Inc.—Class B	6,989	445,199
United Technologies Corp.	2,892	204,841
UnitedHealth Group, Inc.	3,856	193,764
Univision Communications, Inc.— Class A*	1,446	43,958
UST, Inc.	964	33,769
Veritas Software Corp.*	2,651	76,004
Wal-Mart Stores, Inc.	27,233	1,461,594
Walgreen Co.	6,266	188,607
Waters Corp.*	723	21,061
Whirlpool Corp.	482	30,704
Wrigley (WM.) JR Co.	1,446	81,309
Wyeth	8,194	373,237
Xerox Corp.*	4,579	48,492
Xilinx, Inc.*	2,169	54,897
Yahoo!, Inc.*	3,615	118,427
YUM! Brands, Inc.*	1,928	56,992
Zimmer Holdings, Inc.*	1,205	54,285

TOTAL COMMON STOCKS		28,008,400

TOTAL INVESTMENTS (Cost $23,890,522)—100.6%		28,008,400
Liabilities in excess of other assets—(0.6)%		(154,695)

NET ASSETS—100.0%		$27,853,705

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $97,300)	2	$(2,133)

*	Non-income producing security

The Large-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.3%
Aerospace/Defense	0.8%
Agriculture	2.2%
Apparel	0.3%
Auto Manufacturers	0.1%
Banks	0.7%
Beverages	5.4%
Biotechnology	2.5%
Building Materials	0.1%
Chemicals	2.1%
Commercial Services	1.2%
Computers	5.6%
Cosmetics/Personal Care	4.9%
Diversified Financial Services	3.3%
Electric	0.1%
Electrical Components & Equipment	0.5%
Electronics	0.1%
Entertainment	0.2%
Food	2.5%
Hand/Machine Tools	0.1%
Healthcare—Products	7.1%
Healthcare—Services	0.7%
Home Furnishings	0.2%
Household Products/Housewares	0.4%
Insurance	1.0%
Internet	1.3%
Leisure Time	0.3%
Media	0.8%
Mining	0.1%
Miscellaneous Manufacturing	7.6%
Office/Business Equipment	0.4%
Oil & Gas Services	0.7%
Packaging & Containers	0.1%
Pharmaceuticals	15.6%
Retail	11.0%
Semiconductors	4.7%
Software	9.5%
Telecommunications	4.2%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	1.6%
Other	(0.6)%

See accompanying notes to the financial statements.

27

PROFUNDS Mid-Cap Value ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.3%)

	Shares	Value
3Com Corp.*	22,204	$103,915
Activision, Inc.*	6,100	78,812
Advanced Fibre Communications, Inc.*	5,124	83,367
Advent Software, Inc.*	1,952	33,008
AGCO Corp.*	4,636	79,183
AGL Resources, Inc.	3,904	99,318
Airborne, Inc.	2,928	61,195
Airgas, Inc.	4,392	73,566
AK Steel Holding Corp.*	6,588	23,849
Alaska Air Group, Inc.*	1,708	36,637
Albemarle Corp.	2,684	75,071
Alexander & Baldwin, Inc.	2,440	64,733
ALLETE, Inc.	5,368	142,520
Alliant Energy Corp.	5,612	106,796
Allmerica Financial Corp.*	3,172	57,064
AMB Property Corp.	5,124	144,343
American Eagle Outfitters, Inc.*	4,392	79,583
American Financial Group, Inc.	4,148	94,574
AmeriCredit Corp.*	9,516	81,362
Amerus Group Co.	2,440	68,784
Apogent Technologies, Inc.*	6,100	122,000
Aquilla, Inc.	11,956	30,846
Arch Coal, Inc.	3,172	72,893
Arrow Electronics, Inc.*	6,100	92,964
ArvinMeritor, Inc.	4,148	83,707
Ascential Software Corp.*	3,660	60,170
Associated Banc Corp.	4,636	170,976
Astoria Financial Corp.	5,124	143,113
Atmel Corp.*	28,548	72,226
Avnet, Inc.*	7,320	92,818
Bandag, Inc.	1,220	45,469
Bank of Hawaii Corp.	3,660	121,329
Banknorth Group, Inc.	10,004	255,302
Banta Corp.	1,464	47,390
Barnes & Noble, Inc.*	3,904	89,987
Belo (A.H.) Corp.—Class A	6,832	152,763
BJ’s Wholesale Club, Inc.*	4,392	66,144
Black Hills Corp.	1,952	59,926
Bob Evans Farms, Inc.	2,196	60,675
Borders Group, Inc.*	4,880	85,937
BorgWarner, Inc.	1,708	109,995
Bowater, Inc.	3,416	127,930
Brink’s Co.	3,416	49,771
Cabot Corp.	3,904	112,045
Cadence Design Systems, Inc.*	16,592	200,099
Callaway Golf Co.	4,636	61,288
Carpenter Technology Corp.	1,464	22,838
CBRL Group, Inc.	3,172	123,264
Ceridian Corp.*	9,028	153,205
CheckFree Holdings Corp.*	4,880	135,859
City National Corp.	3,172	141,344
Clayton Homes, Inc.	8,296	104,115
CNF, Inc.	2,928	74,313
Colonial BancGroup, Inc.	7,564	104,913
Commscope, Inc.*	3,660	34,770
Community Health Systems*	6,100	117,669
Compass Bancshares, Inc.	7,808	272,733
Constellation Brands, Inc.*	5,612	176,217
Copart, Inc.*	5,612	53,033
Credence Systems Corp.*	3,660	31,000

Common Stocks, continued

	Shares	Value
CSG Systems International, Inc.*	3,172	$44,820
Cypress Semiconductor Corp.*	7,564	90,768
Cytec Industries, Inc.*	2,440	82,472
D.R. Horton, Inc.	9,028	253,687
Dycom Industries, Inc.*	2,928	47,727
E*TRADE Group, Inc.*	22,204	188,734
Edwards (A.G.), Inc.	4,880	166,896
EGL, Inc.*	2,928	44,506
Emmis Communications Corp.*	3,416	78,397
Energy East Corp.	9,028	187,421
Ensco International, Inc.	9,272	249,417
Everest Re Group, Ltd.	3,416	261,325
Extended Stay America, Inc.*	5,856	78,997
Fairchild Semiconductor International, Inc.*	7,076	90,502
Federal Signal Corp.	2,928	51,445
Ferro Corp.	2,440	54,973
Fidelity National Financial, Inc.	8,052	247,680
First American Financial Corp.	4,392	115,729
FirstMerit Corp.	5,124	117,135
Flowserve Corp.*	3,416	67,193
FMC Corp.*	2,196	49,695
Forest Oil Corp.*	2,928	73,551
Furniture Brands International, Inc.*	3,416	89,158
GATX Corp.	2,928	47,873
Glatfelter (P.H.) Co.	2,684	39,589
Granite Construction, Inc.	2,440	46,750
Great Plains Energy, Inc.	4,148	119,794
Greater Bay Bancorp	3,172	65,153
Hanover Compressor Co.*	4,148	46,872
Harris Corp.	4,148	124,647
Harsco Corp.	2,440	87,962
Hawaiian Electric Industries, Inc.	2,196	100,687
HCC Insurance Holdings, Inc.	3,904	115,441
Helmerich & Payne, Inc.	3,172	92,622
Hibernia Corp.	9,760	177,242
Horace Mann Educators Corp.	2,440	39,357
Hospitality Properties Trust	3,904	122,000
ICN Pharmaceuticals, Inc.	5,124	85,878
IDACORP, Inc.	2,440	64,050
Imation Corp.	2,196	83,053
IMC Global, Inc.	7,076	47,480
Independence Community Bank Corp.	3,416	96,400
IndyMac Bancorp, Inc.	3,416	86,835
InFocus Corp.*	2,440	11,517
Integrated Device Technology, Inc.*	6,344	70,101
International Rectifier Corp.*	3,904	104,706
Internet Security Systems, Inc.*	2,928	42,427
Intersil Corp.—Class A*	8,540	227,250
Interstate Bakeries Corp.	2,684	34,087
Investment Technology Group, Inc.*	2,928	54,461
JM Smucker Co.	3,172	126,531
Keane, Inc.*	4,148	56,537
Kelly Services, Inc.—Class A	2,196	51,496
KEMET Corp.*	5,368	54,217
Kennametal, Inc.	2,196	74,313
Korn/Ferry International*	2,440	19,764
L-3 Communications Holdings, Inc.*	5,856	254,677
LaBranche & Co., Inc.	3,660	75,725
Lattice Semiconductor Corp.*	6,832	56,227

See accompanying notes to the financial statements.

28

PROFUNDS Mid-Cap Value ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Lear Corp.*	4,148	$190,890
Lee Enterprises, Inc.	2,684	100,731
Lennar Corp.—Class B	4,392	314,027
Leucadia National Corp.	3,660	135,859
Liberty Property Trust	4,636	160,405
LifePoint Hospitals, Inc.*	2,440	51,094
Longs Drug Stores Corp.	2,440	40,504
Longview Fibre Co.	3,172	26,010
Lubrizol Corp.	3,172	98,300
Lyondell Chemical Co.	9,760	132,054
Mack-Cali Realty Corp.	3,416	124,274
Mandalay Resort Group	3,660	116,571
Martin Marietta Materials	2,928	98,410
MDU Resources Group, Inc.	4,392	147,088
Media General, Inc.—Class A	1,464	83,741
Mercantile Bankshares Corp.	4,148	163,348
Millennium Pharmaceuticals, Inc.*	17,812	280,182
Minerals Technologies, Inc.	1,220	59,365
Modine Manufacturing Co.	2,196	42,537
Mohawk Industries, Inc.*	4,148	230,338
MONY Group, Inc.	2,928	78,910
MPS Group, Inc.*	6,344	43,647
National Commerce Financial Corp.	12,688	281,546
National Fuel Gas Co.	4,880	127,124
National-Oilwell, Inc.*	5,124	112,728
Neiman Marcus Group, Inc.—Class A*	2,928	107,165
Network Associates, Inc.*	9,516	120,663
New Plan Excel Realty Trust, Inc.	5,856	125,026
Newport Corp.*	2,440	36,112
Noble Energy, Inc.	3,416	129,125
Northeast Utilities System	8,296	138,875
NSTAR	3,172	144,485
OGE Energy Corp.	4,880	104,286
Ohio Casualty Corp.*	3,660	48,239
Old Republic International Corp.	7,320	250,857
Omnicare, Inc.	6,100	206,119
ONEOK, Inc.	4,392	86,215
Overseas Shipholding Group, Inc.	2,196	48,334
PacifiCare Health Systems, Inc.*	2,196	108,329
Packaging Corp. of America*	6,344	116,920
Park Place Entertainment Corp.*	18,544	168,565
Payless ShoeSource, Inc.*	4,148	51,850
Peabody Energy Corp.	3,172	106,547
Pentair, Inc.	2,928	114,368
Pepco Holdings, Inc.	10,004	191,677
PepsiAmericas, Inc.	9,272	116,456
Perrigo Co.	4,392	68,691
Pioneer Natural Resources Co.*	7,320	191,052
Plexus Corp.*	2,684	30,947
PMI Group, Inc.	5,612	150,626
PNM Resources, Inc.	2,440	65,270
Pogo Producing Co.	3,660	156,465
Polycom, Inc.*	6,100	84,546
Potlatch Corp.	1,708	43,981
Powerwave Technologies, Inc.*	4,148	26,008
Precision Castparts Corp.	3,172	98,649
Price Communications Corp.*	3,416	44,101
Pride International, Inc.*	8,296	156,131
Protective Life Corp.	4,148	110,959
Protein Design Labs, Inc.*	5,368	75,045

Common Stocks, continued

	Shares	Value
Provident Financial Group, Inc.	2,928	$75,045
Puget Energy, Inc.	5,612	133,958
Quanta Services, Inc.*	7,076	50,240
Quantum Corp.*	10,736	43,481
Questar Corp.	5,124	171,501
Radian Group, Inc.	5,856	214,622
Rayonier, Inc.	2,440	80,520
Republic Services, Inc.*	10,004	226,791
RF Micro Devices, Inc.*	11,224	67,568
RPM, Inc.	7,076	97,295
Ruddick Corp.	2,928	46,028
Saks, Inc.*	8,784	85,205
SCANA Corp.	6,832	234,202
Scholastic Corp.*	2,440	72,663
Sensient Technologies Corp.	2,928	67,315
Sequa Corp.—Class A*	732	25,108
Sierra Pacific Resources*	7,320	43,481
Silicon Valley Bancshares*	2,440	58,096
Six Flags, Inc.*	5,612	38,049
Smithfield Foods, Inc.*	6,832	156,589
Sovereign Bancorp, Inc.	16,104	252,028
SPX Corp.*	4,880	215,013
StanCorp Financial Group, Inc.	1,708	89,192
Superior Industries International, Inc.	1,708	71,224
Swift Transportation Co., Inc.*	5,124	95,408
Sybase, Inc.*	5,856	81,458
Sylvan Learning Systems, Inc.*	2,440	55,730
Tech Data Corp.*	3,416	91,241
Tecumseh Products Co.	1,220	46,738
Teleflex, Inc.	2,440	103,822
Telephone & Data Systems, Inc.	3,660	181,903
Tidewater, Inc.	3,660	107,494
Titan Corp.*	4,880	50,215
Toll Brothers, Inc.*	4,392	124,338
Triad Hospitals, Inc.*	4,636	115,065
Trinity Industries, Inc.	2,928	54,197
TriQuint Semiconductor, Inc.*	8,052	33,496
Tyson Foods, Inc.—Class A	21,716	230,624
Unifi, Inc.*	3,416	21,179
United Rentals, Inc.*	4,636	64,393
Unitrin, Inc.	4,148	112,494
Universal Corp.	1,464	61,927
Valero Energy Corp.	6,832	248,207
Varco International, Inc.*	5,856	114,778
Vectren Corp.	4,148	103,907
Viad Corp.	5,368	120,189
Vishay Intertechnology, Inc.*	9,760	128,831
W.R. Berkley Corp.	3,416	180,023
Wausau-Mosinee Paper Corp.	3,172	35,526
Webster Financial Corp.	2,928	110,678
Werner Enterprises, Inc.	3,904	82,765
Westar Energy, Inc.	4,392	71,282
WGL Holdings, Inc.	2,928	78,178
Wind River Systems, Inc.*	4,880	18,593
Wisconsin Energy Corp.	7,076	205,204
WPS Resources Corp.	1,952	78,470
York International Corp.	2,440	57,096

TOTAL COMMON STOCKS		24,399,695

See accompanying notes to the financial statements.

29

PROFUNDS Mid-Cap Value ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Home Loan Bank (0.6%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$148,000	$147,998

TOTAL FEDERAL HOME LOAN BANK		147,998

TOTAL INVESTMENTS (Cost $22,831,726)—99.9%		24,547,693
Net other assets (liabilities)—0.1%		26,709

NET ASSETS—100.0%		$24,574,402

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini S&P MidCap 400 Futures Contract expiring September 2003 (Underlying face amount at value $96,000)	2	$(1,488)

*	Non-income producing security

The Mid-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Aerospace/Defense	1.3%
Agriculture	0.3%
Airlines	0.1%
Apparel	0.1%
Auto Parts & Equipment	2.2%
Banks	8.2%
Beverages	1.2%
Biotechnology	1.4%
Building Materials	0.6%
Chemicals	3.6%
Coal	0.7%
Commercial Services	2.0%
Computers	2.0%
Distribution/Wholesale	0.4%
Diversified Financial Services	2.3%
Electric	9.4%
Electronics	1.5%
Engineering & Construction	0.4%
Entertainment	0.2%
Environmental Control	0.9%
Food	2.7%
Forest Products & Paper	1.4%
Gas	1.1%
Hand/Machine Tools	0.3%
Healthcare—Products	0.5%
Healthcare—Services	1.6%
Home Builders	3.2%
Home Furnishings	0.4%
Insurance	9.6%
Internet	1.6%
Iron/Steel	0.2%
Leisure Time	0.2%
Lodging	1.5%
Machinery—Diversified	0.8%
Manufacturing	3.3%
Media	2.0%
Metal Fabricate/Hardware	0.4%
Oil & Gas	5.3%
Oil & Gas Services	1.6%
Pharmaceuticals	1.5%
Pipelines	1.3%
Real Estate Investment Trust	2.8%
Retail	3.4%
Savings & Loans	2.5%
Semiconductors	3.2%
Software	1.5%
Telecommunications	3.2%
Textiles	1.3%
Transportation	2.1%
Other	0.7%

See accompanying notes to the financial statements.

30

PROFUNDS Mid-Cap Growth ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.6%)

	Shares	Value
99 Cents Only Stores*	3,904	$133,985
Abercrombie & Fitch Co.—Class A*	5,368	152,505
Acxiom Corp.*	4,880	73,639
ADTRAN, Inc.*	1,952	100,118
AdvancePCS*	4,880	186,562
Affiliated Computer Services, Inc.— Class A*	7,076	323,585
Ametek, Inc.	1,708	62,598
Applebee’s International, Inc.	2,928	92,027
Apria Healthcare Group, Inc.*	2,928	72,849
Arthur J. Gallagher & Co.	4,880	132,736
Avocent Corp.*	2,440	73,029
Barr Laboratories, Inc.*	3,660	239,730
Beckman Coulter, Inc.	3,416	138,826
Blyth, Inc.	2,440	66,368
Brinker International, Inc.*	5,368	193,355
Brown & Brown, Inc.	3,660	118,950
C.H. Robinson Worldwide, Inc.	4,636	164,856
Cabot Microelectronics Corp.*	1,220	61,573
Career Education Corp.*	2,440	166,946
Carlisle Cos., Inc.	1,708	72,009
Carmax, Inc.*	5,612	169,202
Catalina Marketing Corp.*	2,928	51,679
CDW Corp.*	4,636	212,329
Certegy, Inc.*	3,660	101,565
Charles River Laboratories International, Inc.*	2,440	78,519
Chico’s FAS, Inc.*	4,636	97,588
Choicepoint, Inc.*	4,636	160,035
Church & Dwight, Inc.	2,196	71,875
Cincinnati Bell, Inc.*	11,956	80,105
Claire’s Stores, Inc.	2,684	68,066
Coach, Inc.*	4,880	242,731
Commerce Bancorp, Inc.	3,660	135,786
Cooper Cameron Corp.*	2,928	147,513
Corinthian Colleges, Inc.*	2,440	118,511
Covance, Inc.*	3,172	57,413
Coventry Health Care, Inc.*	3,172	146,420
Cree Research, Inc.*	3,904	63,557
Crompton Corp.	6,100	43,005
CYTYC Corp.*	6,344	66,739
Dean Foods Co.*	7,320	230,580
DENTSPLY International, Inc.	4,148	169,653
DeVry, Inc.*	3,904	90,924
Dial Corp.	5,124	99,662
Diebold, Inc.	3,904	168,848
Dollar Tree Stores, Inc.*	6,100	193,552
Donaldson Co., Inc.	2,440	108,459
DPL, Inc.	6,832	108,902
DQE, Inc.	4,148	62,510
Dreyer’s Grand Ice Cream Holdings, Inc.	1,952	153,271
DST Systems, Inc.*	6,588	250,344
Dun & Bradstreet Corp.*	4,148	170,483
Eaton Vance Corp.	3,660	115,656
Education Management Corp.*	1,952	103,807
Edwards Lifesciences Corp.*	3,172	101,948
Energizer Holdings, Inc.*	4,636	145,571
Entercom Communications Corp.*	2,684	131,543
Equitable Resources, Inc.	3,416	139,168

Common Stocks, continued

	Shares	Value
Expeditors International of Washington, Inc.	5,612	$194,400
Express Scripts, Inc.—Class A*	4,148	283,391
Fair, Isaac & Co., Inc.	2,684	138,092
Fastenal Co.	4,148	140,783
First Health Group Corp.*	5,124	141,422
First Virginia Banks, Inc.	3,904	168,340
FMC Technologies, Inc.*	3,660	77,043
Gartner Group, Inc.—Class B*	4,392	32,940
Gentex Corp.*	4,148	126,970
Gilead Sciences, Inc.*	10,736	596,708
Grant Prideco, Inc.*	6,588	77,409
GreenPoint Financial Corp.	5,368	273,446
GTECH Holdings Corp.*	3,172	119,426
Harte-Hanks, Inc.	4,880	92,720
Health Net, Inc.*	6,344	209,034
Henry (Jack) & Associates, Inc.	4,880	86,815
Henry Schein, Inc.*	2,440	127,710
Herman Miller, Inc.	3,904	78,900
Hillenbrand Industries, Inc.	3,416	172,337
Hispanic Broadcasting Corp.—Class A*	5,856	149,035
HON Industries, Inc.	3,172	96,746
Hormel Foods Corp.	7,564	179,267
Hubbell, Inc.—Class B	3,172	104,993
IDEC Pharmaceuticals Corp.*	8,296	282,064
International Speedway Corp.	2,928	115,685
Investors Financial Services Corp.	3,416	99,098
IVAX Corp.*	10,492	187,282
J.B. Hunt Transport Services, Inc.*	2,196	82,899
Jacobs Engineering Group, Inc.*	2,928	123,415
Krispy Kreme Doughnuts, Inc.*	3,172	130,623
Lam Research Corp.*	6,832	124,411
Lancaster Colony Corp.	1,952	75,464
Legato Systems, Inc.*	6,344	53,226
Legg Mason, Inc.	3,416	221,868
Lincare Holdings, Inc.*	5,856	184,523
LTX Corp.*	2,684	23,136
M&T Bank Corp.	6,344	534,292
Macromedia, Inc.*	3,416	71,873
Macrovision Corp.*	2,684	53,465
Manpower, Inc.	4,148	153,849
McDATA Corp.—Class A*	6,100	89,487
Mentor Graphics Corp.*	3,660	52,997
Michaels Stores, Inc.*	3,660	139,300
Micrel, Inc.*	4,880	50,703
Microchip Technology, Inc.	10,980	270,437
Murphy Oil Corp.	4,880	256,687
Mylan Laboratories, Inc.	10,003	347,805
National Instruments Corp.*	2,684	101,402
Neuberger Berman, Inc.	3,904	155,809
New York Community Bancorp	7,808	227,135
Nordson Corp.	1,708	40,736
Olin Corp.	3,172	54,241
Outback Steakhouse, Inc.	4,148	161,772
Overture Services, Inc.*	3,416	61,932
Oxford Health Plans, Inc.*	4,636	194,850
Patterson Dental Co.*	3,660	166,091
Patterson-UTI Energy, Inc.*	4,392	142,301
Petsmart, Inc.*	7,564	126,092
Pharmaceutical Resources, Inc.*	1,708	83,111

See accompanying notes to the financial statements.

31

PROFUNDS Mid-Cap Growth ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Philadelphia Suburban Corp.	3,660	$89,231
Pier 1 Imports, Inc.	5,124	104,530
Plantronics, Inc.*	2,440	52,875
Reader’s Digest Association, Inc.	5,368	72,361
Retek, Inc.*	2,928	18,739
Reynolds & Reynolds Co.	3,660	104,530
Rollins, Inc.	2,439	45,975
Roslyn Bancorp, Inc.	4,392	94,384
Ross Stores, Inc.	4,148	177,286
RSA Security, Inc.*	3,172	34,099
Ruby Tuesday, Inc.	3,416	84,478
Sandisk Corp.*	3,660	147,681
SEI Investments Co.	5,856	187,392
Semtech Corp.*	3,904	55,593
Sepracor, Inc.*	4,636	83,587
SICOR, Inc.*	6,344	129,037
Silicon Laboratories, Inc.*	2,684	71,502
Smith International, Inc.*	5,612	206,185
Sonoco Products Co.	5,124	123,078
Sotheby’s Holdings, Inc.—Class A*	3,416	25,415
Stericycle, Inc.	2,196	84,502
STERIS Corp.*	3,660	84,509
Storage Technology Corp.*	5,856	150,733
Synopsys, Inc.*	4,148	256,554
TCF Financial Corp.	3,904	155,535
The Cheesecake Factory, Inc.*	2,684	96,329
Timberland Co.—Class A*	1,952	103,183
Tootsie Roll Industries, Inc.	2,928	89,275
Transaction Systems Architects, Inc.*	1,952	17,490
United Dominion Realty Trust, Inc.	5,856	100,840
Universal Health Services, Inc.— Class B*	3,172	125,675
Valassis Communications, Inc.*	2,928	75,308
Valspar Corp.	2,684	113,319
Varian Medical Systems, Inc.*	3,660	210,707
Varian, Inc.*	1,952	67,676
Vertex Pharmaceuticals, Inc.*	4,148	60,561
VISX, Inc.*	2,684	46,567
Waddell & Reed Financial, Inc.	4,392	112,743
Washington Post Co.—Class B	488	357,655
Weatherford International, Ltd.*	7,076	296,484
Westamerica Bancorporation	1,708	73,581
Western Gas Resources, Inc.	1,708	67,637
Westwood One, Inc.*	5,612	190,415
Whole Foods Market, Inc.*	3,172	150,765
Williams-Sonoma, Inc.*	6,344	185,245
Wilmington Trust Corp.	3,660	107,421
XTO Energy, Inc.	9,760	196,274

TOTAL COMMON STOCKS		21,676,694

Federal Home Loan Bank (0.5%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$116,000	$115,998

TOTAL FEDERAL HOME LOAN BANK		115,998

TOTAL INVESTMENTS (Cost $21,046,959)—100.1%		21,792,692
Net other assets (liabilities)—(0.1)%		(16,842)

NET ASSETS—100.0%		$21,775,850

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini S&P MidCap 400 Futures Contract expiring September 2003 (Underlying face amount at value $96,000)	2	$(1,488)

*	Non-income producing security

See accompanying notes to the financial statements.

32

PROFUNDS Mid-Cap Growth ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

The Mid-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.7%
Apparel	1.6%
Banks	5.9%
Biotechnology	1.7%
Chemicals	1.2%
Commercial Services	4.4%
Communication Services	0.7%
Computers	7.5%
Distribution/Wholesale	1.6%
Diversified Financial Services	2.8%
Electric	0.8%
Electrical Components & Equipment	1.4%
Electronics	0.9%
Engineering & Construction	0.6%
Entertainment	1.3%
Environmental Control	0.4%
Food	3.7%
Healthcare—Products	5.9%
Healthcare—Services	4.5%
Household Products/Wares	1.1%
Insurance	1.2%
Internet	1.1%
Machinery—Diversified	0.2%
Media	4.1%
Miscellaneous Manufacturing	1.2%
Office Furnishings	0.8%
Oil & Gas	2.7%
Oil & Gas Services	3.7%
Packaging & Containers	0.6%
Pharmaceuticals	10.1%
Pipelines	0.9%
Real Estate Investment Trust	0.5%
Retail	10.6%
Savings & Loans	2.7%
Semiconductors	3.0%
Software	4.0%
Telecommunications	1.1%
Transportation	2.0%
Water	0.4%
Other	0.4%

See accompanying notes to the financial statements.

33

PROFUNDS Small-Cap Value ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.6%)

	Shares	Value
4Kids Entertainment, Inc.*	4,102	$76,297
A.M. Castle & Co.*	5,274	34,545
A.T. Cross Co.—Class A*	4,688	27,847
AAR Corp.	10,548	74,469
Aaron Rents, Inc.	7,032	181,426
ABM Industries, Inc.	15,822	243,659
Action Performance Companies, Inc.	5,860	111,340
Acuity Brands, Inc.	13,478	244,895
Adaptec, Inc.*	34,574	268,986
Advanced Marketing Services, Inc.	6,446	83,798
Aeroflex, Inc.*	19,338	149,676
Albany International Corp.—Class A	10,548	289,015
Allen Telecom, Inc.*	9,962	164,572
Alliance Semiconductor Corp.*	11,720	56,725
Alpharma, Inc.	16,408	354,413
American Management Systems, Inc.*	13,478	192,466
American States Water Co.	4,688	127,982
Analogic Corp.	4,102	200,014
Anchor BanCorp Wisconsin, Inc.	7,618	181,994
Angelica Corp.	2,930	49,664
Anixter International, Inc.*	12,306	288,330
AnnTaylor Stores Corp.*	14,650	424,117
Apogee Enterprises, Inc.	8,790	79,286
Applica, Inc.*	7,618	64,754
Applied Industrial Technologies, Inc.	5,860	123,646
AptarGroup, Inc.	11,720	421,921
Arch Chemicals, Inc.	7,032	134,311
Arkansas Best Corp.	8,204	195,173
Armor Holdings, Inc.*	8,790	117,786
ArQule, Inc.*	7,618	31,996
Artesyn Technologies, Inc.*	12,306	69,037
Ashworth, Inc.*	4,102	29,083
Astec Industries, Inc.*	6,446	56,209
AstroPower, Inc.*	7,032	23,135
Atlantic Coast Airlines Holdings, Inc.*	14,650	197,629
Atmos Energy Corp.	15,822	392,386
Atwood Oceanics, Inc.*	4,688	127,279
Audiovox Corp.—Class A*	7,618	85,245
Avista Corp.	15,236	215,589
Axcelis Technologies, Inc.*	31,644	193,661
Aztar Corp.*	11,720	188,809
Bally Total Fitness Holding Corp.*	10,548	95,248
BankUnited Financial Corp.—Class A*	9,376	188,926
Barnes Group, Inc.	7,032	153,016
Bassett Furniture Industries, Inc.	3,516	46,692
Bel Fuse, Inc.—Class B	3,516	80,516
Belden, Inc.	8,204	130,361
Bell Microproducts, Inc.*	6,446	27,524
Benchmark Electronics, Inc.*	7,618	234,329
Black Box Corp.	6,446	233,345
Bowne & Co., Inc.	10,548	137,440
Briggs & Stratton Corp.	7,032	355,116
Brooks Automation, Inc.*	11,720	132,905
Brooktrout, Inc.—Class B*	4,102	31,840
Brown Shoe Company, Inc.	5,860	174,628
Brush Wellman, Inc.*	5,274	44,038
Buckeye Technologies, Inc.*	11,720	79,696
Building Materials Holding Corp.	4,102	60,751
Burlington Coat Factory Warehouse Corp.	14,650	262,235
Butler Manufacturing Co.	1,758	29,060

Common Stocks, continued

	Shares	Value
C&D Technologies, Inc.	8,204	$117,809
C-COR.net Corp.*	11,720	57,428
Cable Design Technologies Corp.*	14,650	104,748
Cambrex Corp.	8,204	188,856
Captaris, Inc.*	9,962	34,070
Caraustar Industries, Inc.*	8,790	70,408
Cascade Natural Gas Corp.	3,516	67,156
Casey’s General Stores, Inc.	15,822	223,723
Cash America International, Inc.	7,618	100,710
Catapult Communications Corp.*	4,102	43,563
Cato Corp.—Class A	8,204	172,940
CDI Corp.*	6,446	167,338
Central Parking Corp.	11,720	144,859
Central Vermont Public Service Corp.	3,516	68,738
Century Aluminum Co.	6,446	45,315
Cerner Corp.*	11,720	268,975
CH Energy Group, Inc.	5,274	237,330
Checkpoint Systems, Inc.*	10,548	149,254
Chesapeake Corp.	4,688	102,433
Chittenden Corp.	11,720	320,542
Ciber, Inc.*	21,096	148,094
Cima Labs, Inc.*	4,688	126,060
Cimarex Energy Co.*	12,892	306,185
CLECO Corp.	15,236	263,889
Cleveland-Cliffs, Inc.*	3,516	62,761
Coachmen Industries, Inc.	5,274	63,024
Coherent, Inc.*	9,376	224,368
Colonial Properties Trust	8,204	288,698
Commercial Federal Corp.	14,650	310,580
Commercial Metals Co.	9,376	166,799
Commonwealth Industries, Inc.	5,274	24,893
Concerto Software, Inc.*	3,516	32,312
Concord Camera Corp.*	8,790	62,321
CONMED Corp.*	9,376	171,206
Consolidated Graphics, Inc.*	4,102	93,854
Corn Products International, Inc.	11,720	351,951
CTS Corp.	11,134	116,350
Curative Health Services, Inc.*	4,102	69,734
Curtiss-Wright Corp.	3,516	222,211
Datascope Corp.	4,688	138,437
Delphi Financial Group, Inc.—Class A	6,446	301,672
Deltic Timber Corp.	4,102	116,702
Department 56, Inc.*	4,102	62,884
Digi International, Inc.*	7,032	40,434
DIMON, Inc.	14,650	104,894
Downey Financial Corp.	8,790	363,027
Dress Barn, Inc.*	9,376	118,794
Drill-Quip, Inc.*	5,860	106,652
DRS Technologies, Inc.*	7,032	196,333
Duane Reade, Inc.*	7,618	112,366
DuPont Photomasks, Inc.*	5,860	110,344
EDO Corp.	6,446	114,094
eFunds Corp.*	15,236	175,671
El Paso Electric Co.*	15,822	195,085
Electro Scientific Industries, Inc.*	8,790	133,256
EMCOR Group, Inc.*	4,688	231,400
Energen Corp.	11,134	370,762
Enesco Group, Inc.*	4,688	34,691
ESS Technology, Inc.*	12,892	125,697
Esterline Technologies Corp.*	6,446	112,225

See accompanying notes to the financial statements.

34

PROFUNDS Small-Cap Value ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Exar Corp.*	12,892	$204,080
Fedders Corp.	9,376	28,784
FEI Co.*	10,548	197,880
Financial Federal Corp.*	5,860	142,984
First Republic Bank*	4,688	124,701
FirstFed Financial Corp.*	5,274	186,119
Fleetwood Enterprises, Inc.*	11,720	86,728
Flowers Foods, Inc.	14,943	295,274
Footstar, Inc.*	6,446	83,798
Fremont General Corp.	24,026	329,156
Frontier Airlines, Inc.*	9,376	85,134
Fuller (H. B.) Co.	9,376	206,459
G & K Services, Inc.	6,446	190,801
Gables Residential Trust	7,618	230,292
Gardner Denver, Inc.*	5,274	107,906
GenCorp, Inc.	14,064	125,029
General Communication, Inc.—Class A*	18,166	157,318
Genesco, Inc.*	7,032	124,466
Gerber Scientific, Inc.*	7,032	46,833
Glenborough Realty Trust, Inc.	8,790	168,329
Global Imaging Systems, Inc.*	7,032	162,861
Goody’s Family Clothing, Inc.*	10,548	91,240
Great Atlantic & Pacific Tea Co.*	12,306	108,293
Green Mountain Power Corp.	1,758	35,160
Griffon Corp.*	10,548	168,768
Group 1 Automotive, Inc.*	7,032	227,907
Haemonetics Corp.*	7,618	142,457
Haggar Corp.	2,344	29,300
Hain Celestial Group, Inc.*	11,134	178,033
Haverty Furniture Companies, Inc.	7,032	123,060
Heidrick & Struggles International, Inc.*	5,860	73,953
Hologic, Inc.*	6,446	84,958
Hooper Holmes, Inc.	20,510	132,084
Huffy Corp.*	4,688	32,816
Hughes Supply, Inc.	7,618	264,345
Hutchinson Technology, Inc.*	8,204	269,829
IHOP Corp.	7,032	222,000
Imagistics International, Inc.*	5,860	151,188
IMCO Recycling, Inc.*	4,688	31,128
IMPATH, Inc.*	5,274	74,574
Information Holdings, Inc.*	7,032	128,334
Input/Output, Inc.*	16,408	88,275
Insight Enterprises, Inc.*	14,650	147,379
Insituform Technologies, Inc.—Class A*	8,790	155,407
Insurance Auto Auctions, Inc.*	3,516	44,161
Interface, Inc.	16,408	76,133
Intermagnetics General Corp.*	5,274	104,636
Intermet Corp.	8,204	27,647
International Multifoods Corp.*	6,446	147,678
Invacare Corp.	9,376	309,407
Invision Technologies, Inc.*	5,274	131,059
Ionics, Inc.*	5,860	131,089
Irwin Financial Corp.	8,790	227,661
J & J Snack Foods Corp.*	2,930	92,676
Jack in the Box, Inc.*	11,720	261,356
JAKKS Pacific, Inc.*	7,618	101,243
JDA Software Group, Inc.*	9,376	104,917
Jefferies Group, Inc.	8,790	437,654
JLG Industries, Inc.	14,064	95,635
Jo-Ann Stores, Inc.—Class A*	6,446	163,084

Common Stocks, continued

	Shares	Value
K2, Inc.*	8,790	$107,678
Kaman Corp.—Class A	7,032	82,204
Kansas City Southern Industries, Inc.*	19,924	239,686
Kellwood Co.	8,204	259,493
Kilroy Realty Corp.	8,790	241,725
Kirby Corp.*	7,618	214,828
Kroll, Inc.*	12,306	333,001
Laclede Group, Inc.	5,860	157,048
Lance, Inc.	9,376	85,603
LandAmerica Financial Group, Inc.	5,860	278,350
Landry’s Restaurants, Inc.	8,790	207,444
Lawson Products, Inc.	2,930	80,689
Lennox International, Inc.	18,752	241,338
Linens ‘n Things, Inc.*	14,064	332,051
Lone Star Steakhouse & Saloon, Inc.	7,032	153,087
Lydall, Inc.*	5,274	56,432
M.D.C. Holdings, Inc.	9,376	452,673
MAF Bancorp, Inc.	7,618	282,399
MagneTek, Inc.*	7,618	19,350
Manitowoc Co.	8,790	196,017
MapInfo Corp.*	4,688	33,425
Marcus Corp.	9,376	140,171
Massey Energy Co.	24,612	323,648
Material Sciences Corp.*	4,688	45,474
Maximus, Inc.*	7,032	194,294
Meade Instruments Corp.*	6,446	20,627
Mesa Air Group, Inc.*	9,962	79,696
Methode Electronics, Inc.—Class A	11,720	125,990
Metro One Telecommunications, Inc.*	8,204	42,333
Midas, Inc.*	4,688	56,819
Midway Games, Inc.*	15,236	55,307
Milacron, Inc.	11,134	54,445
Mobile Mini, Inc.*	4,688	76,555
Monaco Coach Corp.*	9,376	143,734
MRO Software, Inc.*	7,618	65,743
Mueller Industries, Inc.*	11,134	301,844
Myers Industries, Inc.	9,962	94,639
Nasch-Finch Co.	4,102	68,298
National Presto Industries, Inc.	2,344	74,071
Nature’s Sunshine Products, Inc.	4,688	37,551
Nautica Enterprises, Inc.*	11,134	142,849
Nautilus Goup, Inc.	10,548	130,795
NCO Group, Inc.*	8,204	146,934
Nelson (Thomas), Inc.*	4,688	58,600
Network Equipment Technologies, Inc.*	7,032	59,209
Newfield Exploration Co.*	17,580	660,128
Northwest Natural Gas Co.	8,204	223,559
Nuevo Energy Co.*	6,446	112,483
NUI Corp.	5,274	81,852
NYFIX, Inc.*	9,962	63,259
O’Charley’s, Inc.*	6,446	138,782
Offshore Logistics, Inc.*	7,032	152,946
OM Group, Inc.	9,376	138,108
Omnova Solutions, Inc.*	12,892	52,084
On Assignment, Inc.*	8,790	35,160
Orthodontic Centers of America, Inc.*	16,408	131,428
Oxford Industries, Inc.	2,344	97,323
PAREXEL International Corp.*	8,204	114,446
Park Electrochemical Corp.	6,446	128,598
Paxar Corp.*	12,892	141,812

See accompanying notes to the financial statements.

35

PROFUNDS Small-Cap Value ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Pediatrix Medical Group, Inc.*	7,618	$271,582
Pegasus Systems, Inc.*	8,204	133,315
Penford Corp.	2,930	32,728
Pep Boys-Manny, Moe & Jack	16,408	221,672
Pericom Semiconductor Corp.*	8,204	76,297
Philadelphia Consolidated Holding Corp.*	7,032	284,093
Phillips-Van Heusen Corp.	9,962	135,782
Phoenix Technologies, Ltd.*	8,204	46,353
Photronics, Inc.*	10,548	184,063
Pinnacle Entertainment, Inc.*	8,204	55,787
Pioneer Standard Electronics, Inc.	10,548	89,447
PolyOne Corp.	29,886	132,993
Pope & Talbot, Inc.	5,274	58,278
Presidential Life Corp.	9,376	132,295
PRG-Schultz International, Inc.*	20,510	121,009
Prime Hospitality Corp.*	14,650	98,302
Provident Bankshares Corp.	8,204	208,464
Province Healthcare Co.*	15,822	175,150
QRS Corp.*	5,274	27,952
Quanex Corp.	5,274	156,743
Radiant Systems, Inc.*	8,790	59,245
RadiSys Corp.*	5,860	77,352
Ralcorp Holdings, Inc.*	9,376	234,025
RARE Hospitality International, Inc.*	7,032	229,806
Raymond James Financial Corp.	15,822	522,917
Regal-Beloit Corp.	8,204	156,697
RehabCare Group, Inc.*	5,274	77,264
Reliance Steel & Aluminum Co.	10,548	218,343
Riggs National Corp.	9,376	142,703
RLI Corp.	8,204	269,912
Roadway Corp.	6,446	183,904
Robbins & Myers, Inc.	4,688	86,728
Rock-Tenn Co.	11,134	188,721
Roto-Rooter, Inc.	2,930	111,897
Roxio, Inc.*	7,618	50,964
RTI International Metals, Inc.*	6,446	69,811
Rudolph Technologies, Inc.*	5,274	84,173
Russ Berrie & Company, Inc.	6,446	235,344
Russell Corp.	10,548	200,412
Ryan’s Family Steak Houses, Inc.*	14,064	196,896
Ryerson Tull, Inc.	8,204	72,031
Salton, Inc.*	3,516	31,714
Savient Pharmaceuticals, Inc.*	18,752	87,009
SBS Technologies, Inc.*	4,688	46,088
School Specialty, Inc.*	5,860	166,776
Schulman (A.), Inc.	9,376	150,579
Schweitzer-Mauduit International, Inc.	4,688	113,168
SCM Microsystems, Inc.*	5,274	28,796
SCPIE Holdings, Inc.	2,930	22,502
Seacoast Financial Services Corp.	8,790	174,042
SEACOR SMIT, Inc.*	6,446	235,215
Selective Insurance Group, Inc.	8,790	220,190
Shaw Group, Inc.*	12,306	148,287
Shopko Stores, Inc.*	9,376	121,888
Skyline Corp.	2,930	87,900
SkyWest, Inc.	18,752	357,413
Skyworks Solutions, Inc.*	44,536	301,509
Smith (A.O.) Corp.	9,376	263,934
Sola International, Inc.*	8,204	142,750
Sourcecorp*	5,274	113,918

Common Stocks, continued

	Shares	Value
South Financial Group, Inc.	15,236	$355,456
Southern Union Co.*	21,096	357,366
Southwest Gas Corp.	10,548	223,407
Southwestern Energy Co.*	11,134	167,121
Spherion Corp.*	18,752	130,326
Spinnaker Exploration Co.*	10,548	276,358
SPS Technologies, Inc.	4,102	110,918
SPSS, Inc.*	5,274	88,287
Standard Microsystems Corp.*	5,274	80,007
Standard Motor Products, Inc.	4,102	45,532
Standard Pacific Corp.	10,548	349,772
Standard Register Co.	9,376	154,516
Standex International Corp.	4,102	86,142
Staten Island Bancorp, Inc.	19,338	376,704
Steel Dynamics, Inc.*	15,236	208,733
Steel Technologies, Inc.	2,930	29,622
Stein Mart, Inc.*	13,478	80,733
Stewart & Stevenson Services, Inc.	9,376	147,672
Stewart Information Services Corp.*	5,860	163,201
Stone Energy Corp.*	8,790	368,476
Stride Rite Corp.	12,892	128,404
Sturm, Ruger & Co., Inc.	8,790	87,900
Sunrise Assisted Living, Inc.*	7,032	157,376
Susquehanna Bancshares, Inc.	12,892	301,028
Swift Energy Co.*	8,790	96,690
SWS Group, Inc.	5,274	106,271
Symmetricom, Inc.*	13,478	59,303
Systems & Computer Technology Corp.*	11,134	100,206
TALX Corp.	4,688	105,902
TBC Corp.*	7,032	133,960
Technitrol, Inc.*	12,892	194,025
Texas Industries, Inc.	7,032	167,362
The Children’s Place Retail Stores, Inc.*	8,790	174,569
The Men’s Wearhouse, Inc.*	12,892	281,690
Theragenics Corp.*	9,376	40,317
Thomas Industries, Inc.	5,274	142,662
THQ, Inc.*	12,892	232,056
Three-Five Systems, Inc.*	7,032	48,521
Timken Co.	27,542	482,261
Tollgrade Communications, Inc.*	4,102	76,502
Tom Brown, Inc.*	12,892	358,269
Tower Automotive, Inc.*	18,166	66,488
Tredegar Corp.	12,306	184,467
Triarc Companies, Inc.*	6,446	193,316
Triumph Group, Inc.*	5,274	148,569
UICI*	15,822	238,438
UIL Holdings Corp.	4,688	190,098
Ultimate Electronics, Inc.*	4,688	60,100
Unisource Energy Corp.	11,134	209,319
United Stationers, Inc.*	10,548	381,521
Universal Forest Products, Inc.	5,860	122,708
URS Corp.*	10,548	205,264
US Oncology, Inc.*	28,714	212,196
USF Corp.	8,790	237,066
Valmont Industries, Inc.	7,618	148,246
Veeco Instruments, Inc.*	9,376	159,673
Veritas DGC, Inc.*	10,548	121,302
ViaSat, Inc.*	8,204	117,645
Viasys Healthcare, Inc.*	9,376	194,083
Vicor Corp.*	13,478	129,389

See accompanying notes to the financial statements.

36

PROFUNDS Small-Cap Value ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Vintage Petroleum, Inc.	20,510	$231,353
Vital Signs, Inc.	4,102	106,488
Volt Information Sciences, Inc.*	4,688	63,991
Washington Federal, Inc.	22,268	515,060
Watsco, Inc.	8,204	135,858
Watts Industries, Inc.—Class A	8,790	156,902
Waypoint Financial Corp.	10,548	190,286
Wellman, Inc.	10,548	118,138
Wet Seal, Inc.—Class A*	9,376	100,136
Whitney Holding Corp.	12,892	412,157
WMS Industries, Inc.*	9,962	155,308
Wolverine Tube, Inc.*	4,102	23,463
Wolverine World Wide, Inc.	12,892	248,300
Woodward Governor Co.	3,516	151,188
Zale Corp.*	10,548	421,919
Zenith National Insurance Corp.	5,860	167,010

TOTAL COMMON STOCKS		58,413,503

Federal Home Loan Bank (0.3%)

	Principal Amount
Federal Home Loan Bank 0.51%, 07/01/03	$175,000	174,998

TOTAL FEDERAL HOME LOAN BANK		174,998

TOTAL INVESTMENTS (Cost $52,313,474)—99.9%		58,588,501
Net other assets (liabilities)—0.1%		65,083

NET ASSETS—100.0%		$58,653,584

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
Russell 2000 Futures Contract expiring September 2003 (Underlying face amount at value $89,680)	2	$(1,608)

*	Non-income producing security

The Small-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Aerospace/Defense	1.7%
Agriculture	0.2%
Airlines	1.2%
Apparel	2.2%
Auto Parts & Equipment	0.6%
Banks	4.8%
Biotechnology	0.4%
Building Materials	1.1%
Chemicals	1.6%
Coal	0.6%
Commercial Services	4.2%
Computers	1.6%
Distribution/Wholesale	1.6%
Diversified Financial Services	2.1%
Electric	2.4%
Electronic Components & Equipment	1.0%
Electronics	4.3%
Engineering & Construction	1.0%
Entertainment	0.1%
Environmental Control	0.3%
Food	2.7%
Forest Products & Paper	1.1%
Gas	2.9%
Hand/Machine Tools	0.4%
Healthcare—Products	2.6%
Healthcare—Services	2.2%
Home Builders	2.0%
Home Furnishings	0.3%
Household Products/Wares	0.7%
Housewares	0.2%
Insurance	3.5%
Internet	0.0%
Iron/Steel	1.1%
Leisure Time	1.1%
Lodging	0.7%
Machinery—Construction & Mining	0.3%
Machinery—Diversified	2.5%
Manufacturing	3.2%
Media	0.4%
Medical-Biomedical/Genetic	0.1%
Metal Fabricate/Hardware	2.7%
Mining	0.3%
Office/Business Equipment	0.4%
Oil & Gas	5.1%
Oil & Gas Services	1.0%
Packaging & Containers	0.2%
Pharmaceuticals	1.0%
Real Estate Investment Trust	1.6%
Retail	10.2%
Savings & Loans	4.2%
Semiconductors	3.0%
Software	2.4%
Storage/Warehousing	0.1%
Telecommunications	3.2%
Textiles	0.4%
Toys/Games/Hobbies	0.5%
Transportation	2.1%
Water	0.2%
Other	0.4%

See accompanying notes to the financial statements.

37

PROFUNDS Small-Cap Growth ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.6%)

	Shares	Value
Accredo Health, Inc.*	7,854	$171,217
Actel Corp.*	3,927	80,504
Administaff, Inc.*	4,641	47,802
Advanced Energy Industries, Inc.*	5,355	76,309
Advanced Medical Optics, Inc.*	4,641	79,129
ADVO, Inc.*	3,213	142,657
AFC Enterprises, Inc.*	4,641	75,370
Alliant Techsystems, Inc.*	6,426	333,573
American Healthways, Inc.*	2,499	90,264
American Italian Pasta Co.*	2,856	118,952
American Medical Systems Holdings, Inc.*	5,355	90,339
AMERIGROUP Corp.*	3,570	132,804
AmSurg Corp.*	3,570	108,885
ANSYS, Inc.*	2,499	77,719
Arbitron, Inc.*	4,998	178,429
Arctic Cat, Inc.	3,570	68,401
Argosy Gaming Co.*	4,998	104,508
ArthroCare Corp.*	3,570	59,833
ATMI, Inc.*	4,998	124,800
Avid Technology, Inc.*	4,641	162,760
Baldor Electric Co.	5,712	117,667
BARRA, Inc.*	3,213	114,704
BEI Technologies, Inc.	2,499	29,988
Biosite Diagnostics, Inc.*	2,499	120,202
Boston Communications Group, Inc.*	2,856	48,923
Boston Private Financial Holdings, Inc.	3,927	82,781
Brady Corp.—Class A	3,927	130,965
Cabot Oil & Gas Corp.	5,355	147,852
CACI International, Inc.—Class A*	4,641	159,186
Cal Dive International, Inc.*	6,069	132,304
Capital Automotive Real Estate Investment Trust	4,998	139,894
CARBO Ceramics, Inc.	2,499	93,088
Carreker Corp.*	3,927	17,986
CEC Entertainment, Inc.*	4,641	171,392
Centene Corp.*	1,785	69,437
Cephalon, Inc.*	9,282	382,048
Champion Enterprises, Inc.*	9,282	48,081
Christopher & Banks Corp.*	4,284	158,465
Clarcor, Inc.	4,284	165,148
Coca-Cola Bottling Co.	1,428	77,969
Cognex Corp.*	7,140	159,579
Cohu, Inc.	3,570	55,692
Coinstar, Inc.*	3,570	67,330
Community First Bankshares, Inc.	6,426	175,430
Concord Communications, Inc.*	2,856	39,213
Cooper Cos., Inc.	4,998	173,780
Cost Plus, Inc.*	3,570	127,306
CPI Corp.	1,428	25,204
Cryolife, Inc.*	3,213	33,255
Cubic Corp.	4,284	95,190
Cullen/Frost Bankers, Inc.	8,568	275,032
Cuno, Inc.*	2,856	103,159
Cymer, Inc.*	5,712	182,841
Delta & Pine Land Co.	6,426	141,243
Dendrite International, Inc.*	6,783	87,365
Diagnostic Products Corp.	4,641	190,513
Dime Community Bancshares, Inc.	4,284	109,028
Dionex Corp.*	3,570	141,908
DSP Group, Inc.*	4,641	99,921

Common Stocks, continued

	Shares	Value
East-West Bancorp, Inc.	3,927	$141,922
ElkCorp	3,213	72,293
Engineered Support Systems, Inc.	2,499	104,583
Enzo Biochem, Inc.*	4,857	104,532
Essex Property Trust, Inc.	3,570	204,382
Ethan Allen Interiors, Inc.	6,426	225,938
Evergreen Resources, Inc.*	3,213	174,498
FactSet Research Systems, Inc.	5,712	251,613
Filenet Corp.*	6,069	109,485
First BanCorp.	6,783	186,193
First Midwest Bancorp, Inc.	7,854	226,274
Flagstar Bancorp, Inc.	9,639	235,673
FLIR Systems, Inc.*	5,712	172,217
Florida Rock Industries, Inc.	4,641	191,580
Forward Air Corp.*	3,570	90,571
Fossil, Inc.*	7,854	185,040
Fred’s, Inc.	4,284	159,279
Frontier Oil Corp.	4,284	65,117
GBC Bancorp	1,785	68,544
Georgia Gulf Corp.	5,355	106,029
Global Payments, Inc.	6,069	215,449
Graco, Inc.	7,497	239,904
Gymboree Corp.*	4,998	83,866
Hancock Fabrics, Inc.	3,213	51,890
Harland (John H.) Co.	4,641	121,409
Harman International Industries, Inc.	5,355	423,795
Harmonic, Inc.*	9,996	40,684
Heartland Express, Inc.*	8,211	182,695
Helix Technology Corp.	4,284	56,677
Hilb, Rogal & Hamilton Co.	5,712	194,436
Hot Topic, Inc.*	4,998	134,496
Hudson United Bancorp	7,497	256,023
Hydril Co.*	3,927	107,011
Hyperion Solutions Corp.*	5,712	192,837
ICU Medical, Inc.*	2,499	77,844
IDEX Corp.	5,355	194,065
IDEXX Laboratories, Inc.*	5,712	192,380
INAMED Corp.*	3,570	191,673
Integra LifeSciences Holdings*	4,641	122,430
Inter-Tel, Inc.	3,927	83,331
Itron, Inc.*	3,213	69,272
ITT Educational Services, Inc.*	7,497	219,287
J. Jill Group, Inc.*	3,213	54,107
K-Swiss, Inc.—Class A	2,856	98,589
Kaydon Corp.	4,998	103,958
Keithley Instruments, Inc.	2,499	36,111
Knight Transportation, Inc.*	6,069	151,118
Kopin Corp.*	11,424	69,915
Kronos, Inc.*	3,213	163,253
Kulicke & Soffa Industries, Inc.*	8,211	52,468
La-Z-Boy, Inc.	9,282	207,731
Labor Ready, Inc.*	6,783	48,634
Landstar System, Inc.*	2,499	157,062
Libbey, Inc.	2,142	48,623
Lindsay Manufacturing Co.	1,785	41,448
Lone Star Technologies, Inc.*	4,641	98,296
Macdermid, Inc.	5,355	140,837
Manhattan Associates, Inc.*	4,641	120,527
Maverick Tube Corp.*	6,783	129,895
Medicis Pharmaceutical Corp.	4,284	242,903

See accompanying notes to the financial statements.

38

PROFUNDS Small-Cap Growth ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
MemberWorks, Inc.*	2,142	$42,305
Mentor Corp.	7,854	152,211
Mercury Computer Systems, Inc.*	3,570	64,831
MGI Pharma, Inc.*	4,284	109,799
Micros Systems, Inc.*	2,856	94,191
Microsemi Corp.*	4,998	79,968
Mid Atlantic Medical Services, Inc.*	7,854	410,764
Movie Gallery, Inc.*	5,355	98,800
NBTY, Inc.*	11,067	233,071
NDCHealth Corp.	5,712	104,815
Netegrity, Inc.*	5,712	33,358
New Century Financial Corp.	3,927	171,414
New England Business Services, Inc.	2,142	64,260
New Jersey Resources Corp.	4,641	164,756
Northwestern Corp.	6,069	12,138
Noven Pharmaceuticals, Inc.*	3,927	40,212
NVR, Inc.*	1,071	440,180
O’Reilly Automotive, Inc.*	8,925	298,006
Oceaneering International, Inc.*	4,284	109,456
OshKosh B’Gosh, Inc.—Class A	2,142	57,834
Oshkosh Truck Corp.	2,856	169,417
Osteotech, Inc.*	2,856	38,813
Owens & Minor, Inc.	5,712	127,663
P.F. Chang’s China Bistro, Inc.*	4,284	210,816
Pacific Sunwear of California, Inc.*	8,211	197,803
Panera Bread Co.*	4,998	199,920
Papa John’s International, Inc.*	3,213	90,125
Patina Oil & Gas Corp.	5,712	183,641
PC-Tel, Inc.*	3,213	38,106
Performance Food Group Co.*	7,497	277,389
Pharmaceutical Product Development, Inc.*	9,282	266,672
Photon Dynamics, Inc.*	2,499	69,047
Piedmont Natural Gas Co., Inc.	5,355	207,828
Pinnacle Systems, Inc.*	10,353	110,777
Plains Resources, Inc.*	3,927	55,567
Planar Systems, Inc.*	2,499	48,880
Polaris Industries, Inc.	3,927	241,118
PolyMedica Corp.	2,142	98,082
Possis Medical, Inc.*	2,856	39,184
Power Integrations, Inc.*	4,641	112,869
Prima Energy Corp.*	2,142	44,725
Priority Healthcare Corp.—Class B*	7,140	132,447
Progress Software Corp.*	5,712	118,410
Quaker Chemical Corp.	1,428	35,771
Quiksilver, Inc.*	8,925	147,174
Rainbow Technologies, Inc.*	4,284	36,028
Regeneron Pharmaceuticals, Inc.*	7,854	123,700
Regis Corp.	7,140	207,417
Remington Oil & Gas Corp.*	4,284	78,740
Renal Care Group, Inc.*	8,211	289,109
Republic Bancorp, Inc.	9,639	129,355
ResMed, Inc.*	5,355	209,916
Respironics, Inc.*	5,712	214,315
Rogers Corp.*	2,499	83,217
Roper Industries, Inc.	5,355	199,206
Ryland Group, Inc.	4,284	297,310
SCP Pool Corp.*	3,927	135,089
SERENA Software, Inc.*	6,783	141,629
Shuffle Master, Inc.*	2,856	83,938

Common Stocks, continued

	Shares	Value
Shurgard Storage Centers, Inc.—Class A	6,069	$200,763
Sierra Health Services, Inc.*	4,641	92,820
Simpson Manufacturing Co., Inc.*	3,927	143,728
Sonic Corp.*	6,426	163,413
Southwest Bancorporation of Texas, Inc.*	5,712	185,697
St. Mary Land & Exploration Co.	4,641	126,699
StarTek, Inc.*	2,499	65,724
Sterling Bancshares, Inc.	7,140	93,391
Supertex, Inc.*	2,142	39,349
SurModics, Inc.*	2,856	87,108
Sybron Dental Special, Inc.*	6,426	151,654
Take-Two Interactive Software, Inc.*	6,783	192,230
Techne Corp.*	6,783	205,796
Teledyne Technologies, Inc.*	5,355	70,151
Tetra Tech, Inc.*	8,925	152,885
TETRA Technologies, Inc.*	2,499	74,095
The Scotts Co.—Class A*	4,998	247,401
The Steak n Shake Co.*	4,641	70,775
Thor Industries, Inc.	4,641	189,446
Too, Inc.*	5,712	115,668
Toro Co.	4,284	170,289
Tractor Supply Co.*	2,856	136,374
Trimble Navigation, Ltd.*	5,355	122,790
TrustCo Bank Corp. NY	12,495	138,445
UCBH Holdings, Inc.	7,140	204,775
UGI Corp.	6,783	215,020
Ultratech Stepper, Inc.*	3,927	72,610
Unit Corp.*	7,140	149,297
United Bankshares, Inc.	7,140	204,561
United Natural Foods, Inc.*	3,213	90,414
Urban Outfitters, Inc.*	3,213	115,347
Varian Semiconductor Equipment Associates, Inc.*	5,712	169,989
Verity, Inc.*	6,069	76,834
W-H Energy Services, Inc.*	4,641	90,407
Wabash National Corp.*	4,284	60,105
Waste Connections, Inc.*	4,641	162,667
Watson Wyatt & Co. Holdings*	5,355	124,129
WD-40 Co.	2,856	81,539
Websense, Inc.*	3,570	55,906
Winnebago Industries, Inc.	3,213	121,773
Wintrust Financial Corp.	2,856	84,538
X-Rite, Inc.	3,213	31,841
Yellow Corp.*	4,998	115,704
Zebra Technologies Corp.*	5,355	402,643

TOTAL COMMON STOCKS		29,648,388

See accompanying notes to the financial statements.

39

PROFUNDS Small-Cap Growth ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Home Loan Bank (0.3%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$86,000	$85,999

TOTAL FEDERAL HOME LOAN BANK		85,999

TOTAL INVESTMENTS (Cost $24,449,983)—99.9%		29,734,387
Net other assets (liabilities)—0.1%		28,321

NET ASSETS—100.0%		$29,762,708

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini Russell 2000 Futures Contract expiring September 2003 (Underlying face amount at value $89,680)	2	$(1,608)

*	Non-income producing security

The Small-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.5%
Aerospace/Defense	1.7%
Agriculture	0.5%
Apparel	1.3%
Auto Manufacturers	0.8%
Banks	8.2%
Beverages	0.3%
Biotechnology	1.3%
Building Materials	1.4%
Chemicals	0.9%
Commercial Services	3.6%
Computers	3.0%
Distribution/Wholesale	0.9%
Diversified Financial Services	0.6%
Electrical Components & Equipment	0.3%
Electronic Components—Miscellaneous	0.3%
Electronics	3.8%
Entertainment	0.6%
Environmental Control	1.1%
Food	1.6%
Gas	2.0%
Hand/Machine Tools	0.4%
Healthcare—Products	7.7%
Healthcare—Services	4.3%
Home Builders	3.0%
Home Furnishings	2.9%
Household Products/Wares	2.4%
Housewares	0.7%
Insurance	0.7%
Internet	0.7%
Leisure Time	1.7%
Machinery—Diversified	3.4%
Manufacturing	1.6%
Metal Fabricate/Hardware	0.8%
Oil & Gas	3.3%
Oil & Gas Services	2.4%
Pharmaceuticals	4.4%
Pipelines	0.2%
Real Estate Investment Trust	1.8%
Retail	9.4%
Savings & Loans	1.2%
Semiconductors	3.4%
Software	5.9%
Telecommunications	0.3%
Transportation	2.3%
Other	0.4%

See accompanying notes to the financial statements.

40

PROFUNDS Europe 30 ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.6%)

	Shares	Value
Alcatel SA—ADR*	21,726	$194,448
Alcon, Inc.	4,284	195,779
ASM Lithography Holding NV*	18,207	174,059
AstraZeneca PLC—ADR	9,027	368,031
Aventis SA—ADR	5,355	292,919
BP Amoco PLC—ADR	15,606	655,764
Business Objects SA—ADR*	6,885	151,126
DaimlerChrysler AG	7,650	265,608
Diageo PLC—ADR	5,661	247,725
Elan Corp., PLC—ADR*	39,321	221,770
Ericsson (LM) Telephone Co.—ADR*	20,961	222,815
GlaxoSmithKline PLC—ADR	13,158	533,424
Gucci Group NV	1,836	179,928
HSBC Holdings PLC—ADR	6,426	379,841
Koninklijke (Royal) Philips Electronics NV—ADR	11,781	225,135
Nokia OYJ—ADR	23,562	387,124
Novartis AG—ADR	11,322	450,729
Royal Dutch Petroleum Co.—ADR	10,098	470,769
Ryanair Holdings PLC—ADR*	4,131	185,482
SAP AG—ADR	9,486	277,181
Shell Transport & Trading Co.—ADR	9,180	365,823
Shire Pharmaceuticals Group PLC— ADR*	7,191	141,663
Siemens AG—ADR	5,661	276,540
STMicroelectronics NV—ADR	10,098	209,937
Total Fina SA—ADR	6,579	498,688
UBS AG	6,732	372,953
Unilever NV—ADR	3,978	214,812
Vivendi Universal SA—ADR	12,087	222,884
Vodafone Group PLC—ADR	29,070	571,225
Willis Group Holdings, Ltd.	5,202	159,962

TOTAL COMMON STOCKS		9,114,144

TOTAL INVESTMENTS (Cost $8,065,290)—99.6%		9,114,144
Net other assets (liabilities)—0.4%		39,400

NET ASSETS—100.0%		$9,153,544

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $48,650)	1	$(1,167)

*	Non-income producing security
ADR	American Depository Receipt

The Europe 30 ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Airlines	2.0%
Apparel	2.0%
Auto Manufacturers	2.9%
Banks	8.2%
Beverages	2.7%
Electronics	2.5%
Food	2.3%
Healthcare	2.4%
Healthcare—Products	2.1%
Insurance	1.7%
Media	2.4%
Miscellaneous Manufacturing	3.0%
Oil & Gas	21.8%
Pharmaceuticals	19.6%
Semiconductors	4.2%
Software	4.7%
Telecommunications	15.1%
Other	0.4%

The Europe 30 ProFund invested, as a percentage of net assets, in the following countries, as of June 30, 2003:

Finland	4.2%
France	14.8%
Germany	9.0%
Ireland	4.6%
Netherlands	13.8%
Sweden	2.4%
Switzerland	13.4%
United Kingdom	37.4%
United States	0.4%

See accompanying notes to the financial statements.

41

PROFUNDS UltraBull ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (83.1%)

	Shares	Value
3M Co.	3,311	$427,053
Abbott Laboratories	13,158	575,794
ACE, Ltd.	2,236	76,672
ADC Telecommunications, Inc.*	6,751	15,716
Adobe Systems, Inc.	1,935	62,055
Advanced Micro Devices, Inc.*	2,924	18,743
AES Corp.*	5,160	32,766
Aetna, Inc.	1,290	77,658
AFLAC, Inc.	4,343	133,547
Agilent Technologies, Inc.*	3,956	77,339
Air Products & Chemicals, Inc.	1,935	80,496
Alberto-Culver Co.—Class B	516	26,368
Albertson’s, Inc.	3,096	59,443
Alcoa, Inc.	7,138	182,018
Allegheny Energy, Inc.	1,075	9,084
Allegheny Technologies, Inc.	688	4,541
Allergan, Inc.	1,118	86,198
Allied Waste Industries, Inc.*	1,763	17,718
Allstate Corp.	5,934	211,547
Alltel Corp.	2,623	126,481
Altera Corp.*	3,225	52,890
Altria Group, Inc.	17,071	775,705
Ambac Financial Group, Inc.	903	59,824
Amerada Hess Corp.	774	38,065
Ameren Corp.	1,376	60,682
American Electric Power, Inc.	3,311	98,767
American Express Co.	10,922	456,649
American Greetings Corp.—Class A*	559	10,979
American International Group, Inc.	22,016	1,214,843
American Power Conversion Corp.*	1,677	26,144
American Standard Cos.*	602	44,506
AmerisourceBergen Corp.	946	65,605
Amgen, Inc.*	10,621	705,659
AmSouth Bancorp	2,967	64,799
Anadarko Petroleum Corp.	2,107	93,698
Analog Devices, Inc.*	3,096	107,803
Andrew Corp.*	817	7,516
Anheuser-Busch Companies, Inc.	7,052	360,005
Anthem, Inc.*	1,161	89,571
AOL-Time Warner, Inc.*	37,926	610,229
AON Corp.	2,623	63,162
Apache Corp.	1,376	89,523
Apartment Investment & Management Co.—Class A	774	26,780
Apollo Group, Inc.—Class A*	1,462	90,293
Apple Computer, Inc.*	3,096	59,196
Applera Corp.—Applied Biosystems Group	1,763	33,550
Applied Materials, Inc.*	13,975	221,644
Applied Micro Circuits Corp.*	2,580	15,609
Archer-Daniels-Midland Co.	5,418	69,730
Ashland, Inc.	559	17,150
AT&T Corp.	6,622	127,474
AT&T Wireless Services, Inc.*	22,876	187,812
Autodesk, Inc.	946	15,287
Automatic Data Processing, Inc.	5,031	170,350
AutoNation, Inc.*	2,365	37,178
AutoZone, Inc.*	774	58,801
Avaya, Inc.*	3,225	20,834
Avery Dennison Corp.	946	47,489

Common Stocks, continued

	Shares	Value
Avon Products, Inc.	1,978	$123,032
Baker Hughes, Inc.	2,838	95,272
Ball Corp.	473	21,526
Bank of America Corp.	12,642	999,096
Bank of New York Company, Inc.	6,493	186,674
Bank One Corp.	9,632	358,118
Bard (C.R.), Inc.	430	30,663
Bausch & Lomb, Inc.	430	16,125
Baxter International, Inc.	5,031	130,806
BB&T Corp.	3,956	135,691
Bear Stearns Cos., Inc.	817	59,167
Becton, Dickinson & Co.	2,150	83,528
Bed Bath & Beyond, Inc.*	2,494	96,792
BellSouth Corp.	15,566	414,523
Bemis Company, Inc.	430	20,124
Best Buy Co., Inc.*	2,709	118,979
Big Lots, Inc.*	989	14,875
Biogen, Inc.*	1,247	47,386
Biomet, Inc.	2,193	62,851
BJ Services Co.*	1,333	49,801
Black & Decker Corp.	645	28,025
Block H & R, Inc.	1,505	65,091
BMC Software, Inc.*	1,978	32,301
Boeing Co.	7,095	243,500
Boise Cascade Corp.	473	11,305
Boston Scientific Corp.*	3,440	210,184
Bristol-Myers Squibb Co.	16,340	443,631
Broadcom Corp.—Class A*	2,365	58,912
Brown-Forman Corp.	516	40,568
Brunswick Corp.	774	19,365
Burlington Northern Santa Fe Corp.	3,139	89,273
Burlington Resources, Inc.	1,677	90,675
Calpine Corp.*	3,225	21,285
Campbell Soup Co.	3,483	85,334
Capital One Financial Corp.	1,892	93,049
Cardinal Health, Inc.	3,784	243,311
Carnival Corp.	5,289	171,945
Caterpillar, Inc.	2,924	162,750
Cendant Corp.*	8,600	157,553
CenterPoint Energy, Inc.	2,580	21,027
Centex Corp.	516	40,139
CenturyTel, Inc.	1,204	41,959
Charter One Financial, Inc.	1,892	58,993
ChevronTexaco Corp.	9,030	651,966
Chiron Corp.*	1,591	69,559
Chubb Corp.	1,462	87,720
CIENA Corp.*	3,956	20,532
CIGNA Corp.	1,204	56,516
Cincinnati Financial Corp.	1,376	51,036
Cinergy Corp.	1,505	55,369
Cintas Corp.	1,419	50,289
Circuit City Stores, Inc.	1,763	15,514
Cisco Systems, Inc.*	59,211	988,233
Citigroup, Inc.	43,430	1,858,803
Citizens Communications Co.*	2,408	31,039
Citrix Systems, Inc.*	1,376	28,015
Clear Channel Communications, Inc.*	5,160	218,732
Clorox Co.	1,849	78,860
CMS Energy Corp.	1,204	9,752
Coca-Cola Co.	20,769	963,889

See accompanying notes to the financial statements.

42

PROFUNDS UltraBull ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Coca-Cola Enterprises, Inc.	3,827	$69,460
Colgate-Palmolive Co.	4,558	264,136
Comcast Corp.—Special Class A*	18,963	572,303
Comerica, Inc.	1,462	67,983
Computer Associates International, Inc.	4,859	108,259
Computer Sciences Corp.*	1,591	60,649
Compuware Corp.*	3,182	18,360
Comverse Technology, Inc.*	1,591	23,913
ConAgra Foods, Inc.	4,515	106,554
Concord EFS, Inc.*	4,085	60,131
ConocoPhillips	5,719	313,401
Consolidated Edison, Inc.	1,892	81,886
Constellation Energy Group, Inc.	1,376	47,197
Convergys Corp.*	1,247	19,952
Cooper Industries, Ltd.—Class A	774	31,966
Cooper Tire & Rubber Co.	602	10,589
Coors (Adolph) Co.—Class B	301	14,743
Corning, Inc.*	10,664	78,807
Costco Wholesale Corp.*	3,827	140,068
Countrywide Credit Industries, Inc.	1,118	77,779
Crane Co.	516	11,677
CSX Corp.	1,806	54,343
Cummins, Inc.	344	12,346
CVS Corp.	3,311	92,807
Dana Corp.	1,247	14,415
Danaher Corp.	1,290	87,785
Darden Restaurants, Inc.	1,419	26,933
Deere & Co.	2,021	92,360
Dell Computer Corp.*	21,672	692,636
Delphi Automotive Systems Corp.	4,730	40,820
Delta Air Lines, Inc.	1,032	15,150
Deluxe Corp.	473	21,190
Devon Energy Corp.	1,935	103,329
Dillard’s, Inc.—Class A	731	9,847
Dollar General Corp.	2,795	51,037
Dominion Resources, Inc.	2,623	168,580
Donnelley (R.R.) & Sons Co.	946	24,728
Dover Corp.	1,720	51,531
Dow Chemical Co.	7,740	239,630
Dow Jones & Company, Inc.	688	29,605
DTE Energy Co.	1,419	54,830
Du Pont (E.I.) de Nemours	8,385	349,152
Duke Energy Corp.	7,611	151,839
Dynegy, Inc.—Class A	3,139	13,184
Eastman Chemical Co.	645	20,427
Eastman Kodak Co.	2,408	65,859
Eaton Corp.	645	50,703
eBay, Inc.*	2,666	277,744
Ecolab, Inc.	2,236	57,242
Edison International*	2,752	45,215
El Paso Corp.	5,074	40,998
Electronic Arts, Inc.*	1,247	92,266
Electronic Data Systems Corp.	4,042	86,701
Eli Lilly & Co.	9,460	652,456
EMC Corp.*	18,447	193,140
Emerson Electric Co.	3,569	182,377
Engelhard Corp.	1,075	26,628
Entergy Corp.	1,892	99,860
EOG Resources, Inc.	946	39,581
Equifax, Inc.	1,204	31,304

Common Stocks, continued

	Shares	Value
Equity Office Properties Trust	3,397	$91,753
Equity Residential Properties Trust	2,279	59,140
Exelon Corp.	2,752	164,597
Exxon Mobil Corp.	56,330	2,022,811
Family Dollar Stores, Inc.	1,462	55,775
Fannie Mae	8,256	556,785
Federated Department Stores, Inc.	1,591	58,628
Federated Investors, Inc.—Class B	903	24,760
FedEx Corp.	2,537	157,370
Fifth Third Bancorp	4,859	278,615
First Data Corp.	6,321	261,942
First Tennessee National Corp.	1,075	47,203
FirstEnergy Corp.	2,494	95,894
Fiserv, Inc.*	1,634	58,187
Fleet Boston Financial Corp.	8,858	263,171
Fluor Corp.	688	23,145
Ford Motor Co.	15,437	169,653
Forest Laboratories, Inc.*	3,053	167,152
Fortune Brands, Inc.	1,247	65,093
FPL Group, Inc.	1,548	103,484
Franklin Resources, Inc.	2,150	84,001
Freddie Mac	5,805	294,720
Freeport-McMoRan Copper & Gold, Inc.— Class B	1,247	30,552
Gannett Co., Inc.	2,279	175,050
Gap, Inc.	7,525	141,169
Gateway, Inc.*	2,752	10,045
General Dynamics Corp.	1,677	121,583
General Electric Co.	84,323	2,418,384
General Mills, Inc.	3,139	148,820
General Motors Corp.	4,730	170,280
Genuine Parts Co.	1,462	46,799
Genzyme Corp.—General Division*	1,806	75,491
Georgia Pacific Corp.	2,107	39,928
Gillette Co.	8,600	273,996
Golden West Financial Corp.	1,290	103,213
Goodrich Corp.	989	20,769
Goodyear Tire & Rubber Co.	1,462	7,676
Grainger (W.W.), Inc.	774	36,192
Great Lakes Chemical Corp.	430	8,772
Guidant Corp.	2,623	116,435
Halliburton Co.	3,698	85,054
Harley-Davidson, Inc.	2,537	101,125
Harrah’s Entertainment, Inc.*	946	38,067
Hartford Financial Services Group, Inc.	2,365	119,101
Hasbro, Inc.	1,462	25,570
HCA, Inc.	4,300	137,772
Health Management Associates, Inc.— Class A	2,021	37,287
Heinz (H.J.) Co.	2,967	97,852
Hercules, Inc.*	946	9,365
Hershey Foods Corp.	1,118	77,880
Hewlett-Packard Co.	25,757	548,624
Hilton Hotels Corp.	3,182	40,698
Home Depot, Inc.	19,393	642,296
Honeywell International, Inc.	7,224	193,964
Humana, Inc.*	1,376	20,778
Huntington Bancshares, Inc.	1,935	37,771
Illinois Tool Works, Inc.	2,580	169,893
IMS Health, Inc.	2,064	37,131

See accompanying notes to the financial statements.

43

PROFUNDS UltraBull ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Ingersoll-Rand Co.—Class A	1,419	$67,147
Intel Corp.	55,126	1,145,738
International Business Machines Corp.	14,577	1,202,602
International Flavors & Fragrances, Inc.	774	24,714
International Game Technology*	731	74,803
International Paper Co.	4,042	144,420
Interpublic Group of Companies, Inc.	3,268	43,726
Intuit, Inc.*	1,720	76,592
ITT Industries, Inc.	774	50,666
J.P. Morgan Chase & Co.	17,157	586,426
Jabil Circuit, Inc.*	1,677	37,062
Janus Capital Group, Inc.	2,021	33,144
JDS Uniphase Corp.*	12,083	42,411
Jefferson-Pilot Corp.	1,204	49,918
John Hancock Financial Services, Inc.	2,451	75,319
Johnson & Johnson	25,026	1,293,844
Johnson Controls, Inc.	731	62,573
Jones Apparel Group, Inc.*	1,075	31,455
KB Home	387	23,986
Kellogg Co.	3,440	118,233
Kerr-McGee Corp.	860	38,528
KeyCorp	3,569	90,189
KeySpan Corp.	1,333	47,255
Kimberly-Clark Corp.	4,300	224,202
Kinder Morgan, Inc.	1,032	56,399
King Pharmaceuticals, Inc.*	2,021	29,830
KLA-Tencor Corp.*	1,591	73,966
Knight Ridder, Inc.	688	47,424
Kohls Corp.*	2,838	145,816
Kroger Co.*	6,364	106,152
Leggett & Platt, Inc.	1,634	33,497
Lexmark International Group, Inc.*	1,075	76,078
Limited, Inc.	4,386	67,983
Lincoln National Corp.	1,505	53,623
Linear Technology Corp.	2,623	84,487
Liz Claiborne, Inc.	903	31,831
Lockheed Martin Corp.	3,784	180,005
Loews Corp.	1,548	73,205
Louisiana-Pacific Corp.*	903	9,789
Lowe’s Cos., Inc.	6,579	282,568
LSI Logic Corp.*	3,182	22,529
Lucent Technologies, Inc.*	34,916	70,879
Manor Care, Inc.*	774	19,358
Marathon Oil Corp.	2,623	69,116
Marriott International, Inc.—Class A	1,935	74,343
Marsh & McLennan Cos., Inc.	4,515	230,581
Marshall & Ilsley Corp.	1,892	57,857
Masco Corp.	4,042	96,402
Mattel, Inc.	3,698	69,967
Maxim Integrated Products, Inc.	2,752	94,091
May Department Stores Co.	2,451	54,559
Maytag Corp.	645	15,751
MBIA, Inc.	1,204	58,695
MBNA Corp.	10,793	224,926
McCormick & Co., Inc.	1,161	31,579
McDermott International, Inc.*	559	3,538
McDonald’s Corp.	10,750	237,145
McGraw-Hill Companies, Inc.	1,591	98,642
McKesson Corp.	2,451	87,599
MeadWestvaco Corp.	1,677	41,422

Common Stocks, continued

	Shares	Value
MedImmune, Inc.*	2,107	$76,632
Medtronic, Inc.	10,277	492,988
Mellon Financial Corp.	3,655	101,426
Merck & Co., Inc.	18,920	1,145,606
Mercury Interactive Corp.*	731	28,224
Meredith Corp.	430	18,920
Merrill Lynch & Co., Inc.	4,576	213,608
MetLife, Inc.	6,407	181,446
MGIC Investment Corp.	817	38,105
Micron Technology, Inc.*	5,117	59,511
Microsoft Corp.	90,558	2,319,189
Millipore Corp.*	430	19,079
Mirant Corp.*	3,397	9,851
Molex, Inc.	1,591	42,941
Monsanto Co.	2,193	47,457
Monster Worldwide, Inc.*	946	18,665
Moody’s Corp.	1,247	65,729
Morgan Stanley Dean Witter & Co.	9,159	391,547
Motorola, Inc.	19,522	184,092
Nabors Industries, Ltd.*	1,247	49,319
National City Corp.	5,160	168,784
National Semiconductor Corp.*	1,548	30,527
Navistar International Corp.*	559	18,240
NCR Corp.*	817	20,932
Network Appliance, Inc.*	2,881	46,701
New York Times Co.—Class A	1,290	58,695
Newell Rubbermaid, Inc.	2,322	65,016
Newmont Mining Corp.	3,397	110,267
Nextel Communications, Inc.—Class A*	8,686	157,043
NICOR, Inc.	387	14,362
Nike, Inc.—Class B	2,236	119,603
NiSource, Inc.	2,236	42,484
Noble Corp.*	1,118	38,347
Nordstrom, Inc.	1,161	22,663
Norfolk Southern Corp.	3,268	62,746
North Fork Bancorp, Inc.	1,333	45,402
Northern Trust Corp.	1,849	77,270
Northrop Grumman Corp.	1,548	133,577
Novell, Inc.*	3,096	9,536
Novellus Systems, Inc.*	1,247	45,666
Nucor Corp.	645	31,508
NVIDIA Corp.*	1,333	30,672
Occidental Petroleum Corp.	3,182	106,756
Office Depot, Inc.*	2,623	38,060
Omnicom Group	1,591	114,075
Oracle Corp.*	44,247	531,849
PACCAR, Inc.	989	66,817
Pactiv Corp.*	1,333	26,273
Pall Corp.	1,032	23,220
Parametric Technology Corp.*	2,236	6,820
Parker Hannifin Corp.	989	41,527
Paychex, Inc.	3,182	93,265
Penney (J.C.) Co.	2,279	38,401
Peoples Energy Corp.	301	12,910
PeopleSoft, Inc.*	2,666	46,895
PepsiCo, Inc.	14,491	644,850
PerkinElmer, Inc.	1,075	14,846
Pfizer, Inc.	66,607	2,274,628
PG&E Corp.*	3,440	72,756
Phelps Dodge Corp.*	731	28,027

See accompanying notes to the financial statements.

44

PROFUNDS UltraBull ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Pinnacle West Capital Corp.	774	$28,986
Pitney Bowes, Inc.	1,978	75,975
Plum Creek Timber Company, Inc.	1,548	40,171
PMC-Sierra, Inc.*	1,419	16,645
PNC Financial Services Group	2,365	115,436
Power-One, Inc.*	688	4,919
PPG Industries, Inc.	1,419	72,000
PPL Corp.	1,419	61,017
Praxair, Inc.	1,376	82,698
Principal Financial Group, Inc.	2,752	88,752
Procter & Gamble Co.	10,922	974,023
Progress Energy, Inc.	2,021	88,722
Progress Energy, Inc.—CVO	987	0
Progressive Corp.	1,849	135,162
Providian Financial Corp.*	2,451	22,696
Prudential Financial, Inc.	4,644	156,271
Public Service Enterprise Group, Inc.	1,892	79,937
Pulte Homes, Inc.	516	31,817
QLogic Corp.*	774	37,407
Qualcomm, Inc.	6,665	238,274
Quest Diagnostics, Inc.*	903	57,611
Quintiles Transnational Corp.*	989	14,034
Qwest Communications International, Inc.*	14,319	68,445
R.J. Reynolds Tobacco Holdings	731	27,201
RadioShack Corp.	1,419	37,334
Raytheon Co.	3,483	114,382
Reebok International, Ltd.*	516	17,353
Regions Financial Corp.	1,892	63,912
Robert Half International, Inc.*	1,419	26,876
Rockwell Collins, Inc.	1,505	37,068
Rockwell International Corp.	1,548	36,904
Rohm & Haas Co.	1,892	58,709
Rowan Companies, Inc.*	774	17,338
Ryder System, Inc.	516	13,220
Sabre Holdings Corp.	1,204	29,679
SAFECO Corp.	1,161	40,960
Safeway, Inc.*	3,741	76,541
Sanmina-SCI Corp.*	4,300	27,133
Sara Lee Corp.	6,536	122,942
SBC Communications, Inc.	28,036	716,320
Schering-Plough Corp.	12,384	230,342
Schlumberger, Ltd.	4,902	233,188
Schwab (Charles) Corp.	11,395	114,976
Scientific-Atlanta, Inc.	1,247	29,728
Seagate Technology, Inc.(a)*	2,565	0
Sealed Air Corp.*	731	34,840
Sears, Roebuck & Co.	2,580	86,791
Sempra Energy	1,763	50,298
Sherwin-Williams Co.	1,247	33,519
Siebel Systems, Inc.*	4,128	39,381
Sigma-Aldrich Corp.	602	32,616
Simon Property Group, Inc.	1,591	62,097
SLM Corp.	3,870	151,588
Snap-on, Inc.	473	13,731
Solectron Corp.*	7,009	26,214
Southern Co.	6,106	190,264
SouthTrust Corp.	2,881	78,363
Southwest Airlines Co.	6,579	113,159
Sprint Corp. (FON Group)	7,568	108,979

Common Stocks, continued

	Shares	Value
Sprint Corp. (PCS Group)*	8,643	$49,697
St. Jude Medical, Inc.*	1,505	86,538
St. Paul Companies, Inc.	1,935	70,647
Stanley Works	731	20,176
Staples, Inc.*	4,128	75,749
Starbucks Corp.*	3,311	81,186
Starwood Hotels & Resorts Worldwide, Inc.	1,677	47,945
State Street Corp.	2,795	110,123
Stryker Corp.	1,677	116,333
Sun Microsystems, Inc.*	27,262	125,405
SunGard Data Systems, Inc.*	2,408	62,391
Sunoco, Inc.	645	24,342
SunTrust Banks, Inc.	2,365	140,339
SuperValu, Inc.	1,118	23,836
Symantec Corp.*	1,247	54,693
Symbol Technologies, Inc.	1,935	25,174
Synovus Financial Corp.	2,580	55,470
Sysco Corp.	5,461	164,047
T. Rowe Price Group, Inc.	1,032	38,958
Target Corp.	7,697	291,254
TECO Energy, Inc.	1,505	18,045
Tektronix, Inc.*	731	15,790
Tellabs, Inc.*	3,483	22,883
Temple-Inland, Inc.	473	20,296
Tenet Healthcare Corp.*	3,956	46,087
Teradyne, Inc.*	1,548	26,796
Texas Instruments, Inc.	14,577	256,554
Textron, Inc.	1,161	45,302
The Pepsi Bottling Group, Inc.	2,322	46,486
Thermo Electron Corp.*	1,376	28,924
Thomas & Betts Corp.*	473	6,835
Tiffany & Co.	1,204	39,347
TJX Companies, Inc.	4,300	81,012
Torchmark Corp.	989	36,840
Toys R Us, Inc.*	1,806	21,889
Transocean Sedco Forex, Inc.	2,709	59,517
Travelers Property Casualty Corp.— Class B	8,471	133,588
Tribune Co.	2,623	126,691
Tupperware Corp.	473	6,792
TXU Corp.	2,709	60,817
Tyco International, Ltd.	16,856	319,927
U.S. Bancorp	16,211	397,170
Union Pacific Corp.	2,150	124,743
Union Planters Corp.	1,677	52,037
Unisys Corp.*	2,752	33,795
United Parcel Service, Inc.—Class B	9,503	605,341
United States Steel Corp.	860	14,078
United Technologies Corp.	3,956	280,203
UnitedHealth Group, Inc.	9,976	501,295
Univision Communications, Inc.—Class A*	1,935	58,824
Unocal Corp.	2,193	62,917
UnumProvident Corp.	2,408	32,291
UST, Inc.	1,419	49,708
Veritas Software Corp.*	3,483	99,858
Verizon Communications, Inc.	23,220	916,029
VF Corp.	903	30,675
Viacom, Inc.—Class B*	14,792	645,819
Visteon Corp.	1,118	7,681

See accompanying notes to the financial statements.

45

PROFUNDS UltraBull ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Vulcan Materials Co.	860	$31,880
Wachovia Corp.	11,352	453,626
Wal-Mart Stores, Inc.	36,937	1,982,408
Walgreen Co.	8,643	260,154
Walt Disney Co.	17,243	340,549
Washington Mutual, Inc.	7,869	324,990
Waste Management, Inc.	4,988	120,161
Waters Corp.*	1,032	30,062
Watson Pharmaceuticals, Inc.*	903	36,454
Wellpoint Health Networks, Inc.*	1,247	105,122
Wells Fargo & Co.	14,147	713,009
Wendy’s International, Inc.	946	27,406
Weyerhaeuser Co.	1,849	99,845
Whirlpool Corp.	559	35,608
Williams Companies, Inc.	4,386	34,649
Winn-Dixie Stores, Inc.	1,204	14,821
Worthington Industries, Inc.	731	9,795
Wrigley (WM.) JR Co.	1,892	106,387
Wyeth	11,223	511,208
Xcel Energy, Inc.	3,354	50,444
Xerox Corp.*	6,235	66,029
Xilinx, Inc.*	2,838	71,830
XL Capital, Ltd.—Class A	1,161	96,363
Yahoo!, Inc.*	5,074	166,224
YUM! Brands, Inc.*	2,451	72,452
Zimmer Holdings, Inc.*	1,677	75,549
Zions Bancorp	774	39,172

TOTAL COMMON STOCKS		75,428,980

Federal Home Loan Bank (7.1%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$6,473,000	6,472,910

TOTAL FEDERAL HOME LOAN BANK		6,472,910

Options Purchased (11.7%)

	Contracts	Value
S&P 500 Futures Option expiring September 2003 @ $500	90	$10,642,500

TOTAL OPTIONS PURCHASED		10,642,500

TOTAL INVESTMENTS (Cost $79,679,809)—101.9%		92,544,390
Net other assets (liabilities)—(1.9)%		(1,735,159)

NET ASSETS—100.0%		$90,809,231

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $52,542,000)	216	$(1,292,247)
Futures Contracts Sold

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $97,300)	(2)	$1,947
Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
S&P 500 Index Swap Agreements expiring 07/28/03 - 10/27/03 (Underlying notional amount at value $32,334,181)	33,180	$(57,070)

*	Non-income producing security
(a)	Escrowed security
CVO	Contingent Value Obligation

See accompanying notes to the financial statements.

46

PROFUNDS UltraBull ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

The UltraBull ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.2%
Aerospace/Defense	1.2%
Agricultural	1.0%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.5%
Auto Parts & Equipment	0.2%
Banks	5.7%
Beverages	2.4%
Biotechnology	1.0%
Building Materials	0.2%
Chemicals	1.2%
Commercial Services	0.8%
Computers	3.7%
Cosmetics/Personal Care	2.1%
Distribution/Wholesale	0.1%
Diversified Financial Services	5.7%
Electric	2.2%
Electronic Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	0.0%
Entertainment	0.1%
Environmental Control	0.2%
Food	1.6%
Forest & Paper Products	0.4%
Gas	0.1%
Hand/Machine Tools	0.1%
Healthcare—Products	3.0%
Healthcare—Services	1.2%
Home Builders	0.1%
Home Furnishings	0.1%
Household Products/Wares	0.2%
Housewares	0.1%
Insurance	4.0%
Internet	0.6%
Iron/Steel	0.1%
Leisure Time	0.4%
Lodging	0.2%
Machinery—Construction & Mining	0.2%
Machinery—Diversified	0.2%
Manufacturing	4.4%
Media	3.3%
Metal Fabricate/Hardware	0.0%
Mining	0.4%
Office/Business Equipment	0.2%
Oil & Gas	4.3%
Oil & Gas Services	0.5%
Packaging & Containers	0.1%
Pharmaceuticals	7.1%
Pipelines	0.2%
Real Estate Investment Trust	0.3%
Retail	6.0%
Savings & Loans	0.5%
Semiconductor	2.7%
Software	4.3%
Telecommunications	5.2%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.2%
Trucking & Leasing	0.0%
Other	16.9%

See accompanying notes to the financial statements.

47

PROFUNDS UltraMid-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (87.4%)

	Shares	Value
3Com Corp.*	9,158	$42,859
99 Cents Only Stores*	1,687	57,898
Abercrombie & Fitch Co.—Class A*	2,651	75,315
Activision, Inc.*	2,410	31,137
Acxiom Corp.*	2,169	32,730
ADTRAN, Inc.*	964	49,444
Advanced Fibre Communications, Inc.*	2,169	35,290
AdvancePCS*	2,410	92,134
Advent Software, Inc.*	964	16,301
Affiliated Computer Services, Inc.— Class A*	3,374	154,293
AGCO Corp.*	1,928	32,931
AGL Resources, Inc.	1,446	36,786
Airborne, Inc.	1,205	25,185
Airgas, Inc.	1,687	28,257
AK Steel Holding Corp.*	2,892	10,469
Alaska Air Group, Inc.*	723	15,508
Albemarle Corp.	964	26,963
Alexander & Baldwin, Inc.	964	25,575
ALLETE, Inc.	2,169	57,587
Alliant Energy Corp.	2,410	45,862
Allmerica Financial Corp.*	1,446	26,014
AMB Property Corp.	1,928	54,312
American Eagle Outfitters, Inc.*	1,928	34,935
American Financial Group, Inc.	1,687	38,464
AmeriCredit Corp.*	3,615	30,908
Amerus Group Co.	964	27,175
Ametek, Inc.	964	35,331
Apogent Technologies, Inc.*	2,410	48,200
Applebee’s International, Inc.	1,446	45,448
Apria Healthcare Group, Inc.*	1,446	35,976
Aquilla, Inc.	4,820	12,436
Arch Coal, Inc.	1,446	33,229
Arrow Electronics, Inc.*	2,651	40,401
Arthur J. Gallagher & Co.	2,169	58,997
ArvinMeritor, Inc.	1,687	34,044
Ascential Software Corp.*	1,642	26,994
Associated Banc Corp.	1,928	71,105
Astoria Financial Corp.	2,169	60,580
Atmel Corp.*	12,050	30,487
Avnet, Inc.*	3,133	39,726
Avocent Corp.*	1,205	36,066
Bandag, Inc.	482	17,964
Bank of Hawaii Corp.	1,446	47,935
Banknorth Group, Inc.	4,097	104,555
Banta Corp.	723	23,404
Barnes & Noble, Inc.*	1,687	38,885
Barr Laboratories, Inc.*	1,687	110,499
Beckman Coulter, Inc.	1,687	68,560
Belo (A.H.) Corp.—Class A	2,892	64,665
BJ’s Wholesale Club, Inc.*	1,928	29,036
Black Hills Corp.	723	22,196
Blyth, Inc.	1,205	32,776
Bob Evans Farms, Inc.	964	26,635
Borders Group, Inc.*	2,169	38,196
BorgWarner, Inc.	723	46,561
Bowater, Inc.	1,446	54,153
Brink’s Co.	1,446	21,068
Brinker International, Inc.*	2,410	86,808
Brown & Brown, Inc.	1,687	54,828

Common Stocks, continued

	Shares	Value
C.H. Robinson Worldwide, Inc.	2,169	$77,130
Cabot Corp.	1,687	48,417
Cabot Microelectronics Corp.*	723	36,490
Cadence Design Systems, Inc.*	6,507	78,474
Callaway Golf Co.	1,928	25,488
Career Education Corp.*	1,205	82,445
Carlisle Cos., Inc.	723	30,482
Carmax, Inc.*	2,892	87,194
Carpenter Technology Corp.	482	7,519
Catalina Marketing Corp.*	1,446	25,522
CBRL Group, Inc.	1,446	56,192
CDW Corp.*	2,169	99,340
Ceridian Corp.*	3,856	65,436
Certegy, Inc.*	1,687	46,814
Charles River Laboratories International, Inc.*	1,205	38,777
CheckFree Holdings Corp.*	1,928	53,675
Chico’s FAS, Inc.*	1,928	40,584
Choicepoint, Inc.*	2,169	74,874
Church & Dwight, Inc.	964	31,552
Cincinnati Bell, Inc.*	5,543	37,138
City National Corp.	1,205	53,695
Claire’s Stores, Inc.	1,205	30,559
Clayton Homes, Inc.	3,615	45,368
CNF, Inc.	1,205	30,583
Coach, Inc.*	2,410	119,874
Colonial BancGroup, Inc.	3,133	43,455
Commerce Bancorp, Inc.	1,687	62,588
Commscope, Inc.*	1,687	16,027
Community Health Systems*	2,169	41,840
Compass Bancshares, Inc.	3,374	117,854
Constellation Brands, Inc.*	2,410	75,674
Cooper Cameron Corp.*	1,446	72,849
Copart, Inc.*	2,410	22,775
Corinthian Colleges, Inc.*	964	46,821
Covance, Inc.*	1,687	30,535
Coventry Health Care, Inc.*	1,687	77,872
Credence Systems Corp.*	1,446	12,248
Cree Research, Inc.*	1,928	31,388
Crompton Corp.	2,892	20,389
CSG Systems International, Inc.*	1,446	20,432
Cypress Semiconductor Corp.*	3,133	37,596
Cytec Industries, Inc.*	964	32,583
CYTYC Corp.*	3,133	32,959
D.R. Horton, Inc.	3,856	108,354
Dean Foods Co.*	3,615	113,872
DENTSPLY International, Inc.	1,928	78,855
DeVry, Inc.*	1,687	39,290
Dial Corp.	2,410	46,874
Diebold, Inc.	1,928	83,386
Dollar Tree Stores, Inc.*	2,892	91,764
Donaldson Co., Inc.	1,205	53,562
DPL, Inc.	3,374	53,782
DQE, Inc.	1,446	21,791
DST Systems, Inc.*	3,133	119,054
Dun & Bradstreet Corp.*	1,928	79,242
Dycom Industries, Inc.*	1,205	19,642
E*TRADE Group, Inc.*	9,158	77,843
Eaton Vance Corp.	1,687	53,309
Education Management Corp.*	964	51,266

See accompanying notes to the financial statements.

48

PROFUNDS UltraMid-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Edwards (A.G.), Inc.	2,169	$74,180
Edwards Lifesciences Corp.*	1,446	46,474
EGL, Inc.*	1,205	18,316
Emmis Communications Corp.*	1,446	33,186
Energizer Holdings, Inc.*	2,410	75,673
Energy East Corp.	2,892	60,038
Ensco International, Inc.	3,374	90,761
Entercom Communications Corp.*	1,205	59,057
Equitable Resources, Inc.	1,687	68,728
Everest Re Group, Ltd.	1,446	110,619
Expeditors International of Washington, Inc.	2,892	100,178
Express Scripts, Inc.—Class A*	2,169	148,186
Extended Stay America, Inc.*	2,410	32,511
Fair, Isaac & Co., Inc.	1,205	61,997
Fairchild Semiconductor International, Inc.*	2,892	36,989
Fastenal Co.	1,928	65,436
Federal Signal Corp.	1,205	21,172
Ferro Corp.	964	21,719
Fidelity National Financial, Inc.	3,374	103,784
First American Financial Corp.	1,687	44,452
First Health Group Corp.*	2,651	73,168
First Virginia Banks, Inc.	1,928	83,135
FirstMerit Corp.	2,169	49,583
Flowserve Corp.*	1,446	28,443
FMC Corp.*	964	21,815
FMC Technologies, Inc.*	1,687	35,511
Forest Oil Corp.*	1,205	30,270
Furniture Brands International, Inc.*	1,446	37,741
Gartner Group, Inc.—Class B*	2,169	16,268
GATX Corp.	1,205	19,702
Gentex Corp.*	1,928	59,017
Gilead Sciences, Inc.*	5,061	281,290
Glatfelter (P.H.) Co.	1,205	17,774
Granite Construction, Inc.	964	18,470
Grant Prideco, Inc.*	3,133	36,813
Great Plains Energy, Inc.	1,687	48,721
Greater Bay Bancorp	1,205	24,751
GreenPoint Financial Corp.	2,410	122,765
GTECH Holdings Corp.*	1,446	54,442
Hanover Compressor Co.*	1,687	19,063
Harris Corp.	1,687	50,694
Harsco Corp.	964	34,752
Harte-Hanks, Inc.	3,615	68,685
Hawaiian Electric Industries, Inc.	964	44,199
HCC Insurance Holdings, Inc.	1,687	49,885
Health Net, Inc.*	2,892	95,291
Helmerich & Payne, Inc.	1,205	35,186
Henry (Jack) & Associates, Inc.	2,410	42,874
Henry Schein, Inc.*	1,205	63,070
Herman Miller, Inc.	1,928	38,965
Hibernia Corp.	4,097	74,402
Hillenbrand Industries, Inc.	1,687	85,109
Hispanic Broadcasting Corp.—Class A*	2,892	73,601
HON Industries, Inc.	1,446	44,103
Horace Mann Educators Corp.	964	15,549
Hormel Foods Corp.	3,615	85,676
Hospitality Properties Trust	1,687	52,719
Hubbell, Inc.—Class B	1,446	47,863

Common Stocks, continued

	Shares	Value
ICN Pharmaceuticals, Inc.	2,169	$36,352
IDACORP, Inc.	964	25,305
IDEC Pharmaceuticals Corp.*	3,856	131,103
Imation Corp.	964	36,458
IMC Global, Inc.	2,892	19,405
Independence Community Bank Corp.	1,446	40,806
IndyMac Bancorp, Inc.	1,446	36,757
InFocus Corp.*	964	4,550
Integrated Circuit Systems, Inc.*	1,687	53,022
Integrated Device Technology, Inc.*	2,651	29,294
International Rectifier Corp.*	1,687	45,245
International Speedway Corp.	1,446	57,131
Internet Security Systems, Inc.*	1,205	17,460
Intersil Corp.—Class A*	3,615	96,195
Interstate Bakeries Corp.	1,205	15,304
Investment Technology Group, Inc.*	1,205	22,413
Investors Financial Services Corp.	1,687	48,940
IVAX Corp.*	5,061	90,339
J.B. Hunt Transport Services, Inc.*	964	36,391
Jacobs Engineering Group, Inc.*	1,446	60,949
JM Smucker Co.	1,205	48,067
Keane, Inc.*	1,687	22,994
Kelly Services, Inc.—Class A	964	22,606
KEMET Corp.*	2,169	21,907
Kennametal, Inc.	964	32,622
Korn/Ferry International*	964	7,808
Krispy Kreme Doughnuts, Inc.*	1,446	59,546
L-3 Communications Holdings, Inc.*	1,928	83,849
LaBranche & Co., Inc.	1,446	29,918
Lam Research Corp.*	3,374	61,441
Lancaster Colony Corp.	964	37,268
Lattice Semiconductor Corp.*	2,892	23,801
Lear Corp.*	1,687	77,636
Lee Enterprises, Inc.	1,205	45,224
Legato Systems, Inc.*	2,892	24,264
Legg Mason, Inc.	1,687	109,571
Lennar Corp.—Class B	1,814	129,701
Lennar Corporation	79	5,427
Leucadia National Corp.	1,446	53,676
Liberty Property Trust	1,928	66,709
LifePoint Hospitals, Inc.*	964	20,186
Lincare Holdings, Inc.*	2,892	91,127
Longs Drug Stores Corp.	964	16,002
Longview Fibre Co.	1,205	9,881
LTX Corp.*	1,205	10,387
Lubrizol Corp.	1,205	37,343
Lyondell Chemical Co.	4,097	55,433
M&T Bank Corp.	2,410	202,970
Mack-Cali Realty Corp.	1,446	52,605
Macromedia, Inc.*	1,446	30,424
Macrovision Corp.*	1,205	24,004
Mandalay Resort Group	1,687	53,731
Manpower, Inc.	1,928	71,510
Martin Marietta Materials	1,205	40,500
McDATA Corp.—Class A*	2,892	42,426
MDU Resources Group, Inc.	1,928	64,569
Media General, Inc.—Class A	482	27,570
Mentor Graphics Corp.*	1,687	24,428
Mercantile Bankshares Corp.	1,687	66,434
Michaels Stores, Inc.*	1,687	64,207

See accompanying notes to the financial statements.

49

PROFUNDS UltraMid-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Micrel, Inc.*	2,410	$25,040
Microchip Technology, Inc.	5,061	124,651
Millennium Pharmaceuticals, Inc.*	7,230	113,728
Minerals Technologies, Inc.	482	23,454
Modine Manufacturing Co.	964	18,673
Mohawk Industries, Inc.*	1,687	93,679
MONY Group, Inc.	1,205	32,475
Moore Wallace, Inc.*	139	2,041
MPS Group, Inc.*	2,651	18,239
Murphy Oil Corp.	2,410	126,765
Mylan Laboratories, Inc.	4,579	159,212
National Commerce Financial Corp.	5,302	117,651
National Fuel Gas Co.	2,169	56,502
National Instruments Corp.*	1,446	54,630
National-Oilwell, Inc.*	2,169	47,718
Neiman Marcus Group, Inc.—Class A*	1,205	44,103
Network Associates, Inc.*	3,856	48,894
Neuberger Berman, Inc.	1,928	76,946
New Plan Excel Realty Trust, Inc.	2,410	51,454
New York Community Bancorp	3,374	98,150
Newport Corp.*	964	14,267
Noble Energy, Inc.	1,446	54,659
Nordson Corp.	964	22,991
Northeast Utilities System	3,615	60,515
NSTAR	1,446	65,865
OGE Energy Corp.	1,928	41,201
Ohio Casualty Corp.*	1,446	19,058
Old Republic International Corp.	3,133	107,368
Olin Corp.	1,446	24,727
Omnicare, Inc.	2,410	81,434
ONEOK, Inc.	1,928	37,847
Outback Steakhouse, Inc.	1,928	75,192
Overture Services, Inc.*	1,446	26,216
Oxford Health Plans, Inc.*	2,169	91,163
PacifiCare Health Systems, Inc.*	964	47,554
Packaging Corp. of America*	2,651	48,858
Park Place Entertainment Corp.*	7,712	70,102
Patterson Dental Co.*	1,687	76,556
Patterson-UTI Energy, Inc.*	1,928	62,467
Payless ShoeSource, Inc.*	1,446	18,075
Peabody Energy Corp.	1,205	40,476
Pentair, Inc.	1,205	47,067
Pepco Holdings, Inc.	2,651	50,793
PepsiAmericas, Inc.	4,097	51,458
Perrigo Co.	1,928	30,154
Petsmart, Inc.*	3,615	60,262
Pharmaceutical Resources, Inc.*	723	35,181
Philadelphia Suburban Corp.	1,687	41,129
Pier 1 Imports, Inc.	2,410	49,164
Pioneer Natural Resources Co.*	2,892	75,481
Plantronics, Inc.*	1,205	26,112
Plexus Corp.*	964	11,115
PMI Group, Inc.	2,410	64,684
PNM Resources, Inc.	964	25,787
Pogo Producing Co.	1,446	61,817
Polycom, Inc.*	2,651	36,743
Potlatch Corp.	723	18,617
Powerwave Technologies, Inc.*	1,687	10,577
Precision Castparts Corp.	1,446	44,971
Price Communications Corp.*	1,446	18,668

Common Stocks, continued

	Shares	Value
Pride International, Inc.*	3,374	$63,499
Protective Life Corp.	1,687	45,127
Protein Design Labs, Inc.*	2,169	30,323
Provident Financial Group, Inc.	1,205	30,884
Puget Energy, Inc.	2,169	51,774
Quanta Services, Inc.*	2,892	20,533
Quantum Corp.*	4,097	16,593
Questar Corp.	2,169	72,597
Radian Group, Inc.	2,410	88,327
Rayonier, Inc.	1,205	39,765
Reader’s Digest Association, Inc.	2,651	35,735
Republic Services, Inc.*	4,338	98,342
Retek, Inc.*	1,446	9,254
Reynolds & Reynolds Co.	1,687	48,181
RF Micro Devices, Inc.*	4,338	26,115
Rollins, Inc.	1,205	22,714
Roslyn Bancorp, Inc.	2,169	46,612
Ross Stores, Inc.	1,928	82,403
RPM, Inc.	2,892	39,765
RSA Security, Inc.*	1,446	15,545
Ruby Tuesday, Inc.	1,446	35,760
Ruddick Corp.	1,205	18,943
Saks, Inc.*	3,615	35,066
Sandisk Corp.*	1,687	68,070
SCANA Corp.	2,651	90,877
Scholastic Corp.*	964	28,708
SEI Investments Co.	2,892	92,545
Semtech Corp.*	1,928	27,455
Sensient Technologies Corp.	1,205	27,703
Sepracor, Inc.*	2,169	39,107
Sequa Corp.—Class A*	241	8,266
SICOR, Inc.*	3,133	63,725
Sierra Pacific Resources*	2,892	17,178
Silicon Laboratories, Inc.*	1,205	32,101
Silicon Valley Bancshares*	1,205	28,691
Six Flags, Inc.*	2,410	16,340
Smith International, Inc.*	2,410	88,543
Smithfield Foods, Inc.*	2,892	66,285
Sonoco Products Co.	2,410	57,888
Sotheby’s Holdings, Inc.—Class A*	1,687	12,551
Sovereign Bancorp, Inc.	6,748	105,606
SPX Corp.*	1,928	84,948
StanCorp Financial Group, Inc.	723	37,755
Stericycle, Inc.	964	37,095
STERIS Corp.*	1,687	38,953
Storage Technology Corp.*	2,651	68,237
Superior Industries International, Inc.	723	30,149
Swift Transportation Co., Inc.*	2,169	40,387
Sybase, Inc.*	2,651	36,875
Sylvan Learning Systems, Inc.*	964	22,018
Synopsys, Inc.*	1,928	119,247
TCF Financial Corp.	1,928	76,812
Tech Data Corp.*	1,446	38,623
Tecumseh Products Co.	482	18,465
Teleflex, Inc.	964	41,018
Telephone & Data Systems, Inc.	1,446	71,866
The Cheesecake Factory, Inc.*	1,205	43,247
Tidewater, Inc.	1,446	42,469
Timberland Co.—Class A*	964	50,957
Titan Corp.*	1,928	19,839

See accompanying notes to the financial statements.

50

PROFUNDS UltraMid-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Toll Brothers, Inc.*	1,687	$47,759
Tootsie Roll Industries, Inc.	1,446	44,089
Transaction Systems Architects, Inc.*	964	8,637
Triad Hospitals, Inc.*	1,928	47,853
Trinity Industries, Inc.	1,205	22,305
TriQuint Semiconductor, Inc.*	3,374	14,036
Tyson Foods, Inc.—Class A	9,158	97,257
Unifi, Inc.*	1,446	8,965
United Dominion Realty Trust, Inc.	2,651	45,650
United Rentals, Inc.*	1,928	26,780
Unitrin, Inc.	1,687	45,751
Universal Corp.	723	30,583
Universal Health Services, Inc.—Class B*	1,446	57,291
Valassis Communications, Inc.*	1,446	37,191
Valero Energy Corp.	2,892	105,066
Valspar Corp.	1,205	50,875
Varco International, Inc.*	2,410	47,236
Varian Medical Systems, Inc.*	1,687	97,121
Varian, Inc.*	723	25,066
Vectren Corp.	1,687	42,258
Vertex Pharmaceuticals, Inc.*	1,928	28,149
Viad Corp.	2,410	53,960
Vishay Intertechnology, Inc.*	4,097	54,080
VISX, Inc.*	1,446	25,088
W.R. Berkley Corp.	1,446	76,204
Waddell & Reed Financial, Inc.	2,169	55,678
Washington Post Co.—Class B	241	176,630
Wausau-Mosinee Paper Corp.	1,446	16,195
Weatherford International, Ltd.*	3,133	131,274
Webster Financial Corp.	1,205	45,549
Werner Enterprises, Inc.	1,446	30,655
Westamerica Bancorporation	964	41,529
Westar Energy, Inc.	1,928	31,291
Western Gas Resources, Inc.	964	38,174
Westwood One, Inc.*	2,651	89,948
WGL Holdings, Inc.	1,205	32,174
Whole Foods Market, Inc.*	1,446	68,728
Williams-Sonoma, Inc.*	2,892	84,446
Wilmington Trust Corp.	1,687	49,513
Wind River Systems, Inc.*	1,928	7,346
Wisconsin Energy Corp.	2,892	83,868
WPS Resources Corp.	723	29,065
XTO Energy, Inc.	4,579	92,084
York International Corp.	964	22,558

TOTAL COMMON STOCKS		20,252,268

Federal Home Loan Bank (17.2%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$4,000,000	$3,999,944

TOTAL FEDERAL HOME LOAN BANK		3,999,944

TOTAL INVESTMENTS (Cost $22,782,775)—104.6%		24,252,212
Net other assets (liabilities)—(4.6)%		(1,056,531)

NET ASSETS—100.0%		$23,195,681

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
S&P MidCap 400 Futures Contract expiring September 2003 (Underlying face amount at value $4,080,000)	17	$7,015
Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
S&P MidCap 400 Index Swap Agreements expiring 07/25/03 (Underlying notional amount at value $22,610,376)	47,084	$(96,052)

*	Non-income producing security

See accompanying notes to the financial statements.

51

PROFUNDS UltraMid-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

The UltraMid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.4%
Aerospace/Defense	0.5%
Agriculture	0.1%
Airlines	0.1%
Apparel	0.8%
Auto Parts & Equipment	1.0%
Banks	5.9%
Beverages	0.5%
Biotechnology	1.4%
Building Materials	0.3%
Chemicals	2.1%
Coal	0.3%
Commercial Services	2.8%
Communication Services	0.3%
Computers	4.2%
Distribution/Wholesale	0.9%
Diversified Financial Services	2.3%
Electric	4.3%
Electrical Components & Equipment	0.7%
Electronics	1.0%
Engineering & Construction	0.4%
Entertainment	0.7%
Environmental Control	0.6%
Food	2.5%
Forest Products & Paper	0.7%
Gas	0.5%
Hand/Machine Tools	0.1%
Health Care	0.2%
Healthcare—Products	2.8%
Healthcare—Services	2.6%
Home Builders	1.5%
Home Furnishings	0.2%
Household Products/Wares	0.5%
Insurance	4.7%
Internet	1.1%
Iron/Steel	0.1%
Leisure Time	0.1%
Lodging	0.7%
Machinery—Diversified	0.4%
Media	2.7%
Metal Fabricate/Hardware	0.2%
Miscellaneous Manufacturing	1.7%
Office Furnishings	0.4%
Oil & Gas	3.4%
Oil & Gas Services	2.2%
Packaging & Containers	0.5%
Pharmaceuticals	5.2%
Pipelines	1.1%
Real Estate Investment Trust	1.4%
Retail	6.1%
Savings & Loans	2.2%
Semiconductors	3.0%
Software	2.5%
Telecommunications	1.9%
Textiles	0.6%
Transportation	1.7%
Trucking & Leasing	0.1%
Water	0.2%
Other	12.6%

See accompanying notes to the financial statements.

52

PROFUNDS UltraSmall-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (87.4%)

	Shares	Value
Aaron Rents, Inc.	1,180	$30,444
Abgenix, Inc.*	6,608	69,318
ABM Industries, Inc.	3,304	50,882
Actel Corp.*	1,888	38,704
Action Performance Cos., Inc.	1,416	26,904
Actuant Corp.*	944	44,670
Acuity Brands, Inc.	3,540	64,322
Adolor Corp.*	3,304	40,540
ADTRAN, Inc.*	2,360	121,044
Advanced Digital Information Corp.*	5,428	54,226
Advanced Neuromodulation Systems, Inc.*	708	36,653
ADVO, Inc.*	1,652	73,349
Aeroflex, Inc.*	5,900	45,666
AFC Enterprises, Inc.*	1,180	19,163
Agile Software Corp.*	4,012	38,716
AGL Resources, Inc.	6,608	168,107
Airborne, Inc.	5,428	113,445
Airgas, Inc.	5,900	98,825
AirTran Holdings, Inc.*	5,664	59,301
Alaska Air Group, Inc.*	2,124	45,560
Albany International Corp.—Class A	2,124	58,198
Albany Molecular Research, Inc.*	1,888	28,509
Alexander & Baldwin, Inc.	3,540	93,916
Alexandria Real Estate Equities, Inc.	2,124	95,580
Alkermes, Inc.*	4,720	50,740
Allen Telecom, Inc.*	3,776	62,380
Alliance Gaming Corp.*	3,540	66,941
Alpharma, Inc.	2,832	61,171
AMC Entertainment, Inc.*	2,596	29,698
Amcore Financial, Inc.	2,124	49,447
American Capital Strategies, Ltd.	8,024	200,119
American Italian Pasta Co.*	2,124	88,465
American Management Systems, Inc.*	4,012	57,291
American Medical Systems Holdings, Inc.*	5,428	91,570
American States Water Co.	1,416	38,657
American Tower Corp.*	13,924	123,227
AMERIGROUP Corp.*	708	26,338
Ameritrade Holding Corp.—Class A*	15,340	113,669
Ametek, Inc.	3,304	121,093
Amli Residential Properties Trust	1,416	33,347
AmSurg Corp.*	2,360	71,980
Amylin Pharmaceuticals, Inc.*	5,900	129,151
Analogic Corp.	708	34,522
Anchor BanCorp Wisconsin, Inc.	1,888	45,104
Anixter International, Inc.*	3,540	82,942
AnnTaylor Stores Corp.*	5,192	150,308
ANSYS, Inc.*	1,180	36,698
Anteon International Corp.*	1,416	39,521
Anthracite Capital, Inc.	5,900	71,154
Anworth Mortgage Asset Corp.	2,360	36,391
Apogee Enterprises, Inc.	2,360	21,287
Applera Corp.—Celera Genomics Group*	6,136	63,324
Applied Industrial Technologies, Inc.	1,652	34,857
Apria Healthcare Group, Inc.*	3,776	93,947
Arbitron, Inc.*	2,596	92,677
Arch Chemicals, Inc.	1,888	36,061
Arch Coal, Inc.	4,248	97,619
Argosy Gaming Co.*	2,360	49,348
Ariba, Inc.*	22,184	65,886
Arkansas Best Corp.	5,192	123,517

Common Stocks, continued

	Shares	Value
Armor Holdings, Inc.*	2,124	$28,462
Arris Group, Inc.*	5,428	26,923
Arrow International, Inc.	708	31,258
ArthroCare Corp.*	1,888	31,643
Ascential Software Corp.*	5,104	83,910
Asyst Technologies, Inc.*	3,304	22,104
Atherogenics, Inc.*	2,596	38,758
Atlantic Coast Airlines Holdings, Inc.*	3,540	47,755
ATMI, Inc.*	2,360	58,929
Atmos Energy Corp.	4,720	117,056
Atrix Laboratories, Inc.*	2,124	46,707
Atwood Oceanics, Inc.*	708	19,222
Avid Technology, Inc.*	2,832	99,318
Avista Corp.	4,248	60,109
Avocent Corp.*	5,192	155,396
Axcelis Technologies, Inc.*	10,856	66,439
Aztar Corp.*	3,068	49,425
Baldor Electric Co.	3,068	63,201
Bandag, Inc.	944	35,183
Bankatlantic Bancorp, Inc.—Class A	3,540	42,091
BankUnited Financial Corp.—Class A*	3,776	76,086
Banta Corp.	2,124	68,754
BARRA, Inc.*	2,360	84,252
Bay View Capital Corp.*	5,428	31,374
Beazer Homes U.S.A., Inc.*	1,652	137,942
Bedford Property Investors, Inc.	1,416	40,214
Belden, Inc.	2,124	33,750
Benchmark Electronics, Inc.*	1,888	58,075
Bio-Rad Laboratories, Inc.—Class A*	1,652	91,438
BioMarin Pharmaceutical, Inc.*	3,776	36,854
Black Box Corp.	2,360	85,432
Black Hills Corp.	2,360	72,452
Blyth, Inc.	2,832	77,030
Bob Evans Farms, Inc.	5,664	156,496
Borland Software Corp.*	8,968	87,617
Boston Private Financial Holdings, Inc.	2,832	59,699
Bowne & Co., Inc.	2,832	36,901
Boyd Gaming Corp.*	2,832	48,880
Brady Corp.—Class A	1,652	55,094
Brandywine Realty Trust	3,068	75,534
Briggs & Stratton Corp.	1,888	95,344
Bright Horizons Family Solutions, Inc.*	944	31,681
Brookline Bancorp, Inc.	6,136	85,904
Brooks Automation, Inc.*	6,372	72,258
Brown Shoe Company, Inc.	1,652	49,230
Burlington Coat Factory Warehouse Corp.	1,652	29,571
C&D Technologies, Inc.	2,360	33,890
Cabot Microelectronics Corp.*	4,012	202,486
Cabot Oil & Gas Corp.	2,596	71,676
CACI International, Inc.—Class A*	3,068	105,232
Cal Dive International, Inc.*	3,304	72,027
California Pizza Kitchen, Inc.*	1,416	30,444
Cambrex Corp.	2,124	48,894
Capital Automotive REIT	5,192	145,325
CARBO Ceramics, Inc.	708	26,373
Carlisle Cos., Inc.	2,832	119,397
Casey’s General Stores, Inc.	3,304	46,719
Cato Corp.—Class A	1,416	29,849
CBL & Associates Properties, Inc.	2,360	101,480
CDI Corp.*	1,180	30,633

See accompanying notes to the financial statements.

53

PROFUNDS UltraSmall-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Cell Genesys, Inc.*	7,080	$61,171
Cell Therapeutics, Inc.*	2,832	27,555
Centex Construction Products, Inc.	708	28,384
Central Garden & Pet Co.*	1,180	28,143
CH Energy Group, Inc.	1,416	63,720
Charming Shoppes, Inc.*	8,968	44,571
Charter Municipal Mortgage Acceptance Co.	3,540	67,295
Chateau Communities, Inc.	3,068	90,782
Checkpoint Systems, Inc.*	3,068	43,412
Chelsea Property Group, Inc.	3,540	142,697
Chesapeake Corp.	1,180	25,783
Chesapeake Energy Corp.	14,396	145,399
Chiquita Brands International, Inc.*	3,068	44,486
Chittenden Corp.	4,720	129,092
Choice Hotels International, Inc.*	1,888	51,561
Christopher & Banks Corp.*	2,124	78,567
Ciber, Inc.*	4,720	33,134
Cima Labs, Inc.*	1,416	38,076
Cincinnati Bell, Inc.*	16,756	112,265
Claire’s Stores, Inc.	4,484	113,714
Clarcor, Inc.	2,124	81,880
CLECO Corp.	3,540	61,313
Cognex Corp.*	5,900	131,865
Cognizant Technology Solutions Corp.*	7,788	189,716
Coherent, Inc.*	2,832	67,770
Cohu, Inc.	1,888	29,453
Coinstar, Inc.*	3,304	62,313
Colonial Properties Trust	1,888	66,439
Commerce Group, Inc.	2,124	76,889
Commercial Federal Corp.	4,012	85,054
Commercial Metals Co.	2,124	37,786
Commercial NET Lease Realty	4,012	69,167
Commonwealth Telephone Enterprises, Inc.*	1,416	62,262
Commscope, Inc.*	4,720	44,840
Community Bank System, Inc.	944	35,872
Comstock Resources, Inc.*	1,888	25,828
CONMED Corp.*	3,304	60,331
Connetics Corp.*	2,832	42,395
Consolidated Graphics, Inc.*	944	21,599
Cooper Companies, Inc.	3,540	123,086
Corinthian Colleges, Inc.*	4,484	217,789
Corixa Corp.*	3,776	29,188
Corn Products International, Inc.	3,068	92,132
Cornerstone Realty Income Trust, Inc.	4,248	31,053
Corporate Executive Board Co.*	3,776	154,136
Corporate Office Properties Trust	1,652	27,968
Corrections Corp. of America*	2,360	59,779
Cost Plus, Inc.*	2,360	84,158
Covance, Inc.*	4,956	89,704
Cray, Inc.*	5,664	44,746
Credence Systems Corp.*	5,664	47,974
Cree Research, Inc.*	6,844	111,420
Crompton Corp.	9,676	68,216
Cross Country Healthcare, Inc.*	2,832	37,354
Crown American Realty Trust	2,124	22,812
Crown Holdings, Inc.*	16,520	117,953
Cuno, Inc.*	1,416	51,146
Curtiss-Wright Corp.	944	59,660

Common Stocks, continued

	Shares	Value
CV Therapeutics, Inc.*	2,832	$83,997
Cyberonics, Inc.*	4,484	96,451
Cytec Industries, Inc.*	4,484	151,559
Daktronics, Inc.*	1,180	19,293
Datascope Corp.	944	27,876
Del Monte Foods Co.*	18,644	164,813
Delphi Financial Group, Inc.—Class A	1,180	55,224
Delta & Pine Land Co.	3,304	72,622
Denbury Resources, Inc.*	2,124	28,525
Dendrite International, Inc.*	3,068	39,516
Digital Insight Corp.*	3,068	58,445
Digital River, Inc.*	6,136	118,425
Dime Community Bancshares, Inc.	3,068	78,081
DIMON, Inc.	3,540	25,346
Dionex Corp.*	1,652	65,667
Documentum, Inc.*	6,844	134,622
Dollar Thrifty Automotive Group, Inc.*	2,124	39,400
DoubleClick, Inc.*	10,148	93,869
DQE, Inc.	7,316	110,252
Dress Barn, Inc.*	1,888	23,921
DRS Technologies, Inc.*	2,124	59,302
DSP Group, Inc.*	3,068	66,054
Duane Reade, Inc.*	2,124	31,329
DuPont Photomasks, Inc.*	3,304	62,214
Dycom Industries, Inc.*	4,248	69,242
E.piphany, Inc.*	5,428	27,737
EarthLink, Inc.*	10,620	83,792
East-West Bancorp, Inc.	4,484	162,052
Eastgroup Properties, Inc.	1,416	38,232
Echelon Corp.*	2,360	32,497
Eclipsys Corp.*	3,540	36,958
EDO Corp.	1,416	25,063
eFunds Corp.*	4,720	54,422
EGL, Inc.*	7,316	111,203
El Paso Electric Co.*	4,012	49,468
Electro Scientific Industries, Inc.*	5,664	85,866
Electronics for Imaging, Inc.*	5,192	105,346
ElkCorp	1,652	37,170
EMCOR Group, Inc.*	1,416	69,895
Empire District Electric Co.	1,888	41,064
Endo Pharmaceuticals Holdings, Inc.*	1,888	31,945
Energen Corp.	3,068	102,164
Engineered Support Systems, Inc.	1,180	49,383
Entegris, Inc.*	4,484	60,265
Enterasys Networks, Inc.*	13,688	41,475
Entertainment Properties Trust	2,124	61,065
Enzo Biochem, Inc.*	2,001	43,057
Enzon, Inc.*	5,900	73,868
EPIQ Systems, Inc.*	1,652	28,365
Equity One, Inc.	1,888	30,963
eResearch Technology, Inc.*	8,024	177,811
ESCO Technologies, Inc.*	1,180	51,920
eSPEED, Inc.—Class A*	2,360	46,634
ESS Technology, Inc.*	6,608	64,428
Essex Property Trust, Inc.	1,888	108,088
Esterline Technologies Corp.*	1,888	32,870
Evergreen Resources, Inc.*	2,360	128,171
Exar Corp.*	3,540	56,038
Exelixis, Inc.*	4,012	27,843
Extreme Networks, Inc.*	11,564	61,289

See accompanying notes to the financial statements.

54

PROFUNDS UltraSmall-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Exult, Inc.*	4,012	$34,383
F5 Networks, Inc.*	2,596	43,743
FactSet Research Systems, Inc.	2,360	103,958
Federal Realty Investment Trust	4,956	158,593
Federal Signal Corp.	4,720	82,930
FEI Co.*	2,832	53,128
FelCor Lodging Trust, Inc.	4,248	33,347
Ferro Corp.	3,304	74,439
Fidelity National Information Solutions, Inc.*	1,180	30,774
Filenet Corp.*	6,608	119,208
Financial Federal Corp.*	1,416	34,550
Finish Line, Inc.—Class A*	1,652	36,691
First BanCorp.	2,832	77,738
First Community Bancorp—Class A	944	29,424
First Financial Holdings, Inc.	1,180	31,907
First Niagara Financial Group, Inc.	2,360	32,946
First Republic Bank*	2,832	75,331
FirstFed Financial Corp.*	2,832	99,942
Flagstar Bancorp, Inc.	3,304	80,783
FLIR Systems, Inc.*	6,136	185,000
Florida Rock Industries, Inc.	1,652	68,195
Flowers Foods, Inc.	2,832	55,960
FMC Corp.*	2,832	64,088
Fossil, Inc.*	4,956	116,764
Foundry Networks, Inc.*	9,912	142,734
Fred’s, Inc.	2,596	96,519
Fremont General Corp.	4,956	67,897
Frontier Oil Corp.	2,360	35,872
FTI Consulting, Inc.*	3,170	79,155
FuelCell Energy, Inc.*	5,192	42,522
G & K Services, Inc.	1,888	55,885
Gables Residential Trust	2,832	85,611
Gardner Denver, Inc.*	1,416	28,971
Gartner Group, Inc.*	7,080	53,666
Genesco, Inc.*	1,888	33,418
Genesis Microchip, Inc.*	3,068	41,541
Genlyte Group, Inc.*	944	33,012
Genta, Inc.*	3,540	47,153
Georgia Gulf Corp.	3,068	60,746
Getty Realty Corp.	1,416	31,605
Glenborough Realty Trust, Inc.	2,596	49,713
Glimcher Realty Trust	2,596	58,150
Global Industries, Ltd.*	5,664	27,300
GlobespanVirata, Inc.*	9,912	81,774
Gold Banc Corp., Inc.	4,720	49,607
Granite Construction, Inc.	2,832	54,261
Great Lakes Chemical Corp.	3,776	77,030
Great Lakes REIT, Inc.	1,888	30,208
Grey Wolf, Inc.*	14,160	57,206
Griffon Corp.*	2,360	37,760
Group 1 Automotive, Inc.*	1,652	53,541
Guitar Center, Inc.*	1,888	54,752
Gymboree Corp.*	2,124	35,641
Haemonetics Corp.*	1,416	26,479
Hain Celestial Group, Inc.*	1,888	30,189
Hancock Fabrics, Inc.	1,652	26,680
Handleman Co.*	2,124	33,984
Hanover Compressor Co.*	5,192	58,670
Harbor Florida Bancshares, Inc.	1,888	45,236

Common Stocks, continued

	Shares	Value
Harland (John H.) Co.	3,068	$80,259
Headwaters, Inc.*	3,068	45,069
Health Care REIT, Inc.	4,012	122,366
Healthcare Realty Trust, Inc.	3,776	110,070
Heartland Express, Inc.*	3,776	84,016
Hecla Mining Co.*	7,316	30,947
Heritage Property Investment Trust	1,888	51,127
Hilb, Rogal & Hamilton Co.	3,068	104,434
Hollywood Entertainment Corp.*	7,552	129,894
Home Properties of New York, Inc.	3,068	108,116
Hooper Holmes, Inc.	4,484	28,877
Horace Mann Educators Corp.	3,304	53,294
Hot Topic, Inc.*	6,608	177,821
Houston Exploration Co.*	944	32,757
Hovnanian Enterprises—Class A*	2,124	125,210
HRPT Properties Trust	11,328	104,218
Hughes Supply, Inc.	2,124	73,703
Hutchinson Technology, Inc.*	5,428	178,527
Hydril Co.*	944	25,724
Hyperion Solutions Corp.*	4,012	135,446
ICU Medical, Inc.*	1,180	36,757
Identix, Inc.*	7,080	44,958
IDEX Corp.	2,596	94,079
IDEXX Laboratories, Inc.*	6,136	206,661
IDX Systems Corp.*	1,416	21,976
IGEN International, Inc.*	2,360	74,104
IHOP Corp.	1,652	52,154
ILEX Oncology, Inc.*	2,832	54,969
Imagistics International, Inc.*	1,652	42,622
Imation Corp.	944	35,702
ImClone Systems, Inc.*	6,608	208,946
Immucor, Inc.*	944	20,570
IMPAC Mortgage Holdings, Inc.	4,484	74,838
INAMED Corp.*	1,652	88,696
Independent Bank Corp.	944	21,325
Informatica Corp.*	5,428	37,507
Insight Communications Co., Inc.*	4,248	55,989
Insight Enterprises, Inc.*	3,540	35,612
Insituform Technologies, Inc.—Class A*	2,124	37,552
Integra LifeSciences Holdings*	3,540	93,385
Inter-Tel, Inc.	2,124	45,071
Interdigital Communications Corp.*	4,720	110,306
Intergraph Corp.*	7,788	167,442
Intermagnetics General Corp.*	1,416	28,093
InterMune, Inc.*	2,360	38,020
International Multifoods Corp.*	1,416	32,441
Internet Security Systems, Inc.*	3,304	47,875
Interstate Bakeries Corp.	3,776	47,955
Invacare Corp.	2,124	70,092
Invision Technologies, Inc.*	1,416	35,188
Iomega Corp.*	4,484	47,530
Ionics, Inc.*	1,652	36,955
Irwin Financial Corp.	2,124	55,012
Itron, Inc.*	2,360	50,882
ITT Educational Services, Inc.*	4,720	138,060
J.B. Hunt Transport Services, Inc.*	2,596	97,999
Jack in the Box, Inc.*	3,068	68,416
Jacuzzi Brands, Inc.*	5,664	29,963
JAKKS Pacific, Inc.*	2,832	37,637
Jarden Corp.*	944	26,120

See accompanying notes to the financial statements.

55

PROFUNDS UltraSmall-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
JDA Software Group, Inc.*	5,428	$60,739
Jefferies Group, Inc.	2,360	117,505
JM Smucker Co.	4,012	160,039
Jo-Ann Stores, Inc.—Class A*	1,888	47,766
Journal Register Co.*	2,596	46,962
Joy Global, Inc.*	4,012	59,257
K-Swiss, Inc.—Class A	944	32,587
K-V Pharmaceutical Co.*	1,888	52,486
Kansas City Southern Industries, Inc.*	5,428	65,299
Kaydon Corp.	3,068	63,814
Keane, Inc.*	4,720	64,334
Kellwood Co.	2,596	82,111
Kelly Services, Inc.—Class A	1,416	33,205
Kennametal, Inc.	3,068	103,821
Key Energy Group*	9,912	106,257
Kilroy Realty Corp.	2,360	64,900
Kirby Corp.*	1,652	46,586
Knight Trading Group, Inc.*	20,532	127,710
Knight Transportation, Inc.*	2,832	70,517
Koger Equity, Inc.	1,652	28,464
Kopin Corp.*	5,900	36,108
Korn/Ferry International*	3,304	26,762
Kroll, Inc.*	2,360	63,862
Kronos, Inc.*	3,068	155,885
La Quinta Corp.*	11,800	50,858
Laclede Group, Inc.	1,652	44,274
LandAmerica Financial Group, Inc.	1,652	78,470
Landauer, Inc.	708	29,616
Landry’s Restaurants, Inc.	2,124	50,126
Landstar System, Inc.*	1,416	88,996
Lattice Semiconductor Corp.*	8,024	66,038
Legato Systems, Inc.*	8,024	67,321
Lennox International, Inc.	3,776	48,597
Lexington Corporate Properties Trust	2,360	41,772
Libbey, Inc.	1,416	32,143
Liberty Corp.	1,652	70,210
Ligand Pharmaceuticals, Inc.—Class B*	4,956	67,352
Lincoln Electric Holdings, Inc.	2,832	57,801
Linens ‘n Things, Inc.*	4,484	105,867
Littelfuse, Inc.*	1,652	36,939
LNR Property Corp.	2,124	79,437
Lone Star Steakhouse & Saloon, Inc.	1,416	30,826
Lone Star Technologies, Inc.*	2,596	54,983
Longs Drug Stores Corp.	2,832	47,011
Longview Fibre Co.	4,248	34,834
Louisiana-Pacific Corp.*	10,148	110,004
LTX Corp.*	4,720	40,686
M.D.C. Holdings, Inc.	2,522	121,762
M/I Schottenstein Homes, Inc.	1,180	50,362
Macdermid, Inc.	2,360	62,068
Macerich Co.	5,192	182,396
Macrovision Corp.*	4,248	84,620
MAF Bancorp, Inc.	1,888	69,988
Magnum Hunter Resources, Inc.*	4,248	33,942
Manhattan Associates, Inc.*	2,360	61,289
Manitowoc Co.	2,360	52,628
Manufactured Home Communities, Inc.	1,652	58,002
Martek Biosciences Corp.*	1,888	81,071
Marvel Enterprises, Inc.*	4,248	81,137
MascoTech, Inc.(a)*	1,232	0

Common Stocks, continued

	Shares	Value
Massey Energy Co.	5,428	$71,378
Maverick Tube Corp.*	3,304	63,272
Maximus, Inc.*	1,416	39,124
Maxtor Corp.*	20,296	152,423
McDATA Corp.—Class A*	10,856	159,258
Mediacom Communications Corp.*	7,552	74,538
MEMC Electronic Materials, Inc.*	4,720	46,256
Mentor Corp.	6,608	128,063
Mentor Graphics Corp.*	10,384	150,360
Mercury Computer Systems, Inc.*	2,596	47,143
Merit Medical Systems, Inc.*	1,180	23,576
Meritage Corp.*	708	34,876
Methode Electronics, Inc.—Class A	2,832	30,444
MFA Mortgage Investments, Inc.	4,012	40,280
MGI Pharma, Inc.*	2,124	54,438
Micromuse, Inc.*	7,080	56,569
Micros Systems, Inc.*	1,416	46,700
Microsemi Corp.*	2,360	37,760
Mid-America Apartment Communities, Inc.	1,416	38,246
Mid-Atlantic Realty Trust	1,652	34,593
Millennium Chemicals, Inc.	5,664	53,865
Mills Corp.	2,832	95,014
Mine Safety Appliances Co.	708	30,883
Minerals Technologies, Inc.	1,888	91,870
Modine Manufacturing Co.	2,596	50,285
Monaco Coach Corp.*	2,124	32,561
Moog, Inc.—Class A*	1,180	41,005
Moore Wallace, Inc.*	1,671	24,530
Movie Gallery, Inc.*	1,416	26,125
MPS Group, Inc.*	8,024	55,205
Mueller Industries, Inc.*	2,832	76,776
Mykrolis Corp.*	3,304	33,536
Myriad Genetics, Inc.*	15,340	208,778
NACCO Industries, Inc.—Class A	472	27,820
National Health Investors, Inc.	2,124	39,167
National Penn Bancshares, Inc.	1,652	46,388
Nationwide Health Properties, Inc.	4,956	78,949
Nautica Enterprises, Inc.*	2,124	27,251
Nautilus Goup, Inc.	2,596	32,190
Navigant Consulting Co.*	3,776	44,746
NBTY, Inc.*	4,012	84,493
NCI Building Systems, Inc.*	1,652	27,588
NCO Group, Inc.*	1,652	29,587
NDCHealth Corp.	2,832	51,967
Nektar Therapeutics*	5,428	50,100
Net.B@nk, Inc.	15,104	198,768
NetIQ Corp.*	4,248	65,674
NetScreen Technologies, Inc.*	1,652	37,253
Neurocrine Biosciences, Inc.*	4,484	223,932
New Century Financial Corp.	1,888	82,411
New England Business Services, Inc.	1,180	35,400
New Jersey Resources Corp.	2,832	100,536
Newpark Resources, Inc.*	6,136	33,625
Newport Corp.*	3,304	48,899
Nextel Partners, Inc.—Class A*	6,608	48,238
Nordson Corp.	1,888	45,029
Northwest Natural Gas Co.	2,832	77,172
Novell, Inc.*	31,624	97,402
Noven Pharmaceuticals, Inc.*	2,360	24,166
NPS Pharmaceuticals, Inc.*	3,304	80,419

See accompanying notes to the financial statements.

56

PROFUNDS UltraSmall-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Nu Skin Enterprises, Inc.	4,012	$41,925
NUI Corp.	1,416	21,976
O’Charley’s, Inc.*	1,416	30,486
Oceaneering International, Inc.*	2,124	54,268
OceanFirst Financial Corp.	944	23,062
Odyssey Healthcare, Inc.*	1,416	52,392
Odyssey Re Holdings Corp.	1,416	29,878
OfficeMax, Inc.*	9,912	64,924
Offshore Logistics, Inc.*	1,888	41,064
Ohio Casualty Corp.*	4,484	59,099
Olin Corp.	5,192	88,783
OmniVision Technologies, Inc.*	1,888	58,906
ONEOK, Inc.	8,496	166,777
Openwave Systems, Inc.*	15,576	30,373
Orbital Sciences Corp.*	3,776	27,565
Oriental Financial Group, Inc.	2,360	60,628
OshKosh B’Gosh, Inc.—Class A	944	25,488
Oshkosh Truck Corp.	1,416	83,997
OSI Pharmaceuticals, Inc.*	3,304	106,422
Overseas Shipholding Group, Inc.	2,360	51,944
Overture Services, Inc.*	4,720	85,574
Owens & Minor, Inc.	3,068	68,570
P.F. Chang’s China Bistro, Inc.*	3,304	162,590
Pacific Capital Bancorp	3,068	107,533
Pacific Sunwear of California, Inc.*	4,484	108,020
PacifiCare Health Systems, Inc.*	2,832	139,703
Palm, Inc.*	2,360	38,397
Pan Pacific Retail Properties	4,012	157,873
Panera Bread Co.*	4,720	188,800
Papa John’s International, Inc.*	1,180	33,099
Parametric Technology Corp.*	22,184	67,661
PAREXEL International Corp.*	2,124	29,630
Park Electrochemical Corp.	1,652	32,957
Parkway Properties, Inc.	708	29,771
Patina Oil & Gas Corp.	2,662	85,583
Paxar Corp.*	2,832	31,152
Payless ShoeSource, Inc.*	9,912	123,900
Pediatrix Medical Group, Inc.*	1,888	67,307
Pegasus Systems, Inc.*	2,124	34,515
Penn National Gaming, Inc.*	3,304	67,897
Penn Virginia Corp.	708	30,444
Pennsylvania REIT	1,416	42,409
Pep Boys-Manny, Moe & Jack	4,248	57,390
Perrigo Co.	5,900	92,276
PFF Bancorp, Inc.	944	36,486
Pharmaceutical Resources, Inc.*	236	11,484
Philadelphia Consolidated Holding Corp.*	1,652	66,741
Phillips-Van Heusen Corp.	2,124	28,950
Photon Dynamics, Inc.*	4,248	117,372
Photronics, Inc.*	4,956	86,482
Piedmont Natural Gas Company, Inc.	3,068	119,069
Pinnacle Systems, Inc.*	8,496	90,907
Pixelworks, Inc.*	3,776	22,429
Plains Exploration & Production Co.*	1,361	14,712
Plains Resources, Inc.*	2,124	30,055
Plantronics, Inc.*	3,776	81,826
Plexus Corp.*	8,024	92,517
PMA Capital Corp.—Class A	3,776	47,464
PNM Resources, Inc.	3,304	88,382
PolyMedica Corp.	708	32,419

Common Stocks, continued

	Shares	Value
PolyOne Corp.	6,844	$30,456
Port Financial Corp.	1,180	63,578
Possis Medical, Inc.*	1,416	19,428
Post Properties, Inc.	3,776	100,064
Potlatch Corp.	2,596	66,847
Power Integrations, Inc.*	2,832	68,874
Power-One, Inc.*	8,260	59,059
Powerwave Technologies, Inc.*	8,968	56,229
Pre-Paid Legal Services, Inc.*	1,416	34,734
Prentiss Properties Trust	3,776	113,242
PRG-Schultz International, Inc.*	3,540	20,886
Price Communications Corp.*	4,248	54,842
PRIMEDIA, Inc.*	11,564	35,270
Priority Healthcare Corp.—Class B*	2,124	39,400
ProAssurance Corp.*	2,124	57,327
Progress Software Corp.*	2,360	48,923
ProQuest Co.*	1,652	42,622
Prosperity Bancshares, Inc.	1,180	22,715
Protein Design Labs, Inc.*	10,620	148,468
Provident Bankshares Corp.	2,360	59,968
Province Healthcare Co.*	4,720	52,250
PS Business Parks, Inc.	944	33,323
PSS World Medical, Inc.*	6,136	35,282
Pulitzer, Inc.	944	46,652
Quanex Corp.	1,416	42,084
Quantum Corp.*	12,272	49,702
Quest Software, Inc.*	3,304	39,318
Quicksilver Resources, Inc.*	944	22,609
Quiksilver, Inc.*	4,720	77,833
R & G Finanical Corp.—Class B	1,416	42,055
RAIT Investment Trust	1,652	43,778
Ralcorp Holdings, Inc.*	2,596	64,796
Rambus, Inc.*	6,608	109,495
Range Resources Corp.*	4,484	28,115
RARE Hospitality International, Inc.*	1,888	61,700
Rayovac Corp.*	2,832	36,674
Realty Income Corp.	3,068	116,829
Red Hat, Inc.*	12,980	98,259
Redwood Trust, Inc.	944	37,675
Regal-Beloit Corp.	1,888	36,061
Regeneron Pharmaceuticals, Inc.*	3,068	48,321
Regis Corp.	6,844	198,819
RehabCare Group, Inc.*	1,416	20,744
Reliance Steel & Aluminum Co.	2,124	43,967
REMEC, Inc.*	4,720	32,851
Remington Oil & Gas Corp.*	1,888	34,701
ResMed, Inc.*	2,832	111,014
Resources Connection, Inc.*	1,652	39,417
Respironics, Inc.*	3,540	132,821
RFS Hotel Investors, Inc.	2,360	29,075
Right Management Consultants, Inc.*	1,652	20,898
RLI Corp.	1,416	46,586
Roadway Corp.	1,652	47,132
Rogers Corp.*	1,416	47,153
Rollins, Inc.	1,180	22,243
Roper Industries, Inc.	3,068	114,130
Roto-Rooter, Inc.	944	36,051
RSA Security, Inc.*	4,484	48,203
Ruddick Corp.	2,832	44,519
Russ Berrie & Co., Inc.	1,416	51,698

See accompanying notes to the financial statements.

57

PROFUNDS UltraSmall-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Russell Corp.	2,124	$40,356
Ryan’s Family Steak Houses, Inc.*	3,776	52,864
S1 Corp.*	5,900	23,836
Sandisk Corp.*	5,664	228,542
SangStat Medical Corp.*	16,992	222,426
Saxon Capital, Inc.*	2,360	41,017
Scansoft, Inc.*	4,956	26,911
School Specialty, Inc.*	2,124	60,449
Schulman (A.), Inc.	4,720	75,803
Schweitzer-Mauduit International, Inc.	1,416	34,182
SCP Pool Corp.*	2,360	81,184
Seacoast Financial Services Corp.	2,124	42,055
SEACOR SMIT, Inc.*	2,124	77,505
Select Medical Corp.*	1,416	35,159
Selective Insurance Group, Inc.	2,124	53,206
Senior Housing Properties Trust	4,012	54,403
Sensient Technologies Corp.	3,776	86,810
Sepracor, Inc.*	6,372	114,887
SERENA Software, Inc.*	2,124	44,349
Service Corporation International*	24,780	95,899
Shopko Stores, Inc.*	2,596	33,748
Shuffle Master, Inc.*	4,484	131,785
Shurgard Storage Centers, Inc.—Class A	3,540	117,103
Sierra Health Services, Inc.*	2,360	47,200
Sierra Pacific Resources*	8,968	53,270
Silicon Graphics, Inc.*	16,048	18,295
Silicon Image, Inc.*	4,956	27,654
Silicon Laboratories, Inc.*	2,832	75,444
Simpson Manufacturing Co., Inc.*	1,416	51,826
Sinclair Broadcast Group—Class A*	3,776	43,839
Skyworks Solutions, Inc.*	12,036	81,484
SL Green Realty Corp.	3,776	131,745
Smith (A.O.) Corp.	1,416	39,860
Sola International, Inc.*	1,888	32,851
Solutia, Inc.	8,732	19,036
Sonic Corp.*	3,304	84,021
Sonus Networks, Inc.*	15,340	77,160
Sotheby’s Holdings, Inc.—Class A*	3,776	28,093
Sourcecorp*	1,416	30,586
South Financial Group, Inc.	8,024	187,201
Southern Peru Copper Corp.	1,180	18,054
Southern Union Co.*	3,540	59,968
Southwest Bancorporation of Texas, Inc.*	5,192	168,792
Southwest Gas Corp.	2,832	59,982
Southwestern Energy Co.*	2,360	35,424
Sovran Self Storage, Inc.	1,180	37,170
Spanish Broadcasting System, Inc.*	4,956	40,391
Spartech Corp.	1,180	25,028
Speedway Motorsports, Inc.	1,180	31,624
Spherion Corp.*	4,956	34,444
Spinnaker Exploration Co.*	2,124	55,649
SPS Technologies, Inc.	944	25,526
St. Mary Land & Exploration Co.	2,596	70,871
Stage Stores, Inc.*	1,888	44,368
Standard Pacific Corp.	3,304	109,561
Standard Register Co.	1,416	23,336
StarTek, Inc.*	944	24,827
Staten Island Bancorp, Inc.	4,956	96,543
Station Casinos, Inc.*	6,136	154,935
Steel Dynamics, Inc.*	2,832	38,798

Common Stocks, continued

	Shares	Value
Stericycle, Inc.	3,068	$118,057
Sterling Bancshares, Inc.	3,540	46,303
Sterling Financial Corp.*	1,226	29,865
Stewart & Stevenson Services, Inc.	2,360	37,170
Stewart Enterprises, Inc.—Class A*	8,024	34,503
Stewart Information Services Corp.*	1,652	46,008
Stone Energy Corp.*	1,888	79,145
Strayer Education, Inc.	944	75,001
Stride Rite Corp.	3,068	30,557
Summit Properties, Inc.	1,888	38,987
Sunrise Assisted Living, Inc.*	1,652	36,972
Superior Energy Services, Inc.*	4,248	40,271
Superior Industries International, Inc.	3,068	127,935
SureWest Communications	1,180	35,695
SurModics, Inc.*	3,776	115,168
Susquehanna Bancshares, Inc.	3,540	82,659
Swift Energy Co.*	2,124	23,364
Sybron Dental Special, Inc.*	3,304	77,974
Sycamore Networks, Inc.*	13,452	51,521
Sylvan Learning Systems, Inc.*	6,136	140,146
Symyx Technologies, Inc.*	2,360	38,515
Take-Two Interactive Software, Inc.*	4,248	120,388
Taubman Centers, Inc.	3,068	58,783
Techne Corp.*	6,136	186,167
Technitrol, Inc.*	3,540	53,277
Tecumseh Products Co.	1,652	63,288
Tekelec*	4,248	48,002
Teledyne Technologies, Inc.*	2,596	34,008
Telik, Inc.*	2,832	45,510
Tennant Co.	708	26,019
Terex Corp.*	3,540	69,101
Tesoro Petroleum Corp.*	5,664	38,968
Tetra Tech, Inc.*	4,248	72,768
TETRA Technologies, Inc.*	1,180	34,987
Texas Industries, Inc.	1,888	44,934
Texas Regional Bancshares, Inc.— Class A	2,124	73,703
The Medicines Co.*	2,360	46,468
The Men’s Wearhouse, Inc.*	2,596	56,723
The Topps Company, Inc.*	3,068	26,354
Thomas & Betts Corp.*	3,776	54,563
Thor Industries, Inc.	1,416	57,802
Thoratec Corp.*	4,248	63,295
Thornburg Mortgage Asset Corp.	6,136	151,560
THQ, Inc.*	5,900	106,200
Tibco Software, Inc.*	6,844	34,836
Tom Brown, Inc.*	3,068	85,260
Too, Inc.*	4,248	86,022
Toro Co.	2,360	93,810
Town & Country Trust	1,416	32,922
Tractor Supply Co.*	1,416	67,614
Tredegar Corp.	2,124	31,839
Triad Guaranty, Inc.*	708	26,869
Triarc Cos., Inc.*	1,180	35,388
Trimble Navigation, Ltd.*	2,124	48,703
Trimeris, Inc.*	1,888	86,244
Trinity Industries, Inc.	3,304	61,157
TriQuint Semiconductor, Inc.*	11,800	49,088
Triumph Group, Inc.*	1,416	39,889
Tuesday Morning Corp.*	1,652	43,448

See accompanying notes to the financial statements.

58

PROFUNDS UltraSmall-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Tupperware Corp.	4,484	$64,390
U.S. Restaurant Properties, Inc.	2,360	37,052
UCBH Holdings, Inc.	6,136	175,980
UGI Corp.	4,248	134,662
UICI*	3,304	49,791
UIL Holdings Corp.	1,180	47,849
Ultratech Stepper, Inc.*	2,124	39,273
Umpqua Holdings Corp.	2,596	49,298
Unifi, Inc.*	4,248	26,338
Unisource Energy Corp.	2,360	44,368
Unit Corp.*	3,304	69,087
United Defense Industries, Inc.*	1,888	48,975
United Natural Foods, Inc.*	1,652	46,487
United Online, Inc.*	1,888	47,842
United Stationers, Inc.*	3,068	110,969
United Surgical Partners International, Inc.*	4,956	111,956
United Therapeutics Corp.*	1,416	30,840
Universal Compression Holdings, Inc.*	1,416	29,538
Universal Corp.	2,360	99,828
Universal Health Realty Income Trust	944	25,488
Urban Outfitters, Inc.*	2,124	76,252
US Oncology, Inc.*	5,900	43,601
USEC, Inc.	8,024	56,328
USF Corp.	2,596	70,014
Valhi, Inc.	2,124	20,433
Valmont Industries, Inc.	1,180	22,963
Varian Semiconductor Equipment Associates, Inc.*	4,720	140,468
Varian, Inc.*	3,068	106,368
VCA Antech, Inc.*	1,888	36,948
Vector Group, Ltd.	1,888	33,040
Veeco Instruments, Inc.*	6,608	112,534
Ventana Medical Systems, Inc.*	1,180	32,072
Ventas, Inc.	7,316	110,837
Verity, Inc.*	5,192	65,731
Viasys Healthcare, Inc.*	2,360	48,852
Vignette Corp.*	19,824	41,234
Vintage Petroleum, Inc.	4,248	47,917
VISX, Inc.*	4,248	73,703
Vitesse Semiconductor Corp.*	17,228	84,762
W Holding Co., Inc.	3,776	63,890
W-H Energy Services, Inc.*	2,124	41,376
Wabtec Corp.	3,068	42,676
Walter Industries, Inc.	2,360	27,730
Washington REIT	3,540	96,288
Waste Connections, Inc.*	2,596	90,990
Watsco, Inc.	1,652	27,357
Watson Wyatt & Company Holdings*	1,652	38,293
Watts Industries, Inc.—Class A	1,416	25,276
Wausau-Mosinee Paper Corp.	3,304	37,005
Waypoint Financial Corp.	3,304	59,604
WD-40 Co.	1,416	40,427
WebEx Communications, Inc.*	2,596	36,214
webMethods, Inc.*	4,012	32,618
Websense, Inc.*	1,888	29,566
Wellman, Inc.	2,832	31,718
Werner Enterprises, Inc.	3,776	80,051
Westar Energy, Inc.	6,372	103,418
Western Digital Corp.*	16,284	167,725

Common Stocks, continued

	Shares	Value
Western Gas Resources, Inc.	1,652	$65,419
Westport Resources Corp.*	1,888	42,952
WGL Holdings, Inc.	5,192	138,626
Wilson Greatbatch Technologies, Inc.*	2,124	76,676
Winnebago Industries, Inc.	1,180	44,722
Wintrust Financial Corp.	1,416	41,914
WMS Industries, Inc.*	2,124	33,113
Wolverine World Wide, Inc.	3,776	72,726
Woodward Governor Co.	708	30,444
Worthington Industries, Inc.	6,608	88,546
WPS Resources Corp.	4,956	199,231
Wright Medical Group, Inc.*	1,416	26,904
WSFS Financial Corp.	1,888	72,499
XM Satellite Radio Holdings, Inc.— Class A*	8,496	93,882
Yankee Candle Co., Inc.*	2,360	54,799
Yellow Corp.*	5,192	120,195
Zoll Medical Corp.*	708	23,760
Zoran Corp.*	3,304	63,470

TOTAL COMMON STOCKS		51,814,260

Warrants (0.0%)
Microstrategy, Inc.	1,923	385

TOTAL WARRANTS		385

Convertible Bonds (0.2%)

	Principal Amount
Microstrategy, Inc., 7.50%, 06/24/07	$81,400	94,831

TOTAL CONVERTIBLE BONDS		94,831

Federal Home Loan Bank (16.8%)
Federal Home Loan Bank, 0.51%, 07/01/03	9,962,000	9,961,862

TOTAL FEDERAL HOME LOAN BANK		9,961,862

TOTAL INVESTMENTS (Cost $56,612,984)—104.4%		61,871,338
Net other assets (liabilities)—(4.4)%		(2,595,065)

NET ASSETS—100.0%		$59,276,273

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
Russell 2000 Futures Contract expiring September 2003 (Underlying face amount at value $40,356,000)	180	$(244,325)

See accompanying notes to the financial statements.

59

PROFUNDS UltraSmall-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
Russell 2000 Index Swap Agreements expiring 08/27/03 - 09/26/03 (Underlying notional amount at value $26,648,713)	59,435	$(37,416)

*	Non-income producing security
(a)	Escrowed security

The UltraSmall-Cap ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.1%
Aerospace/Defense	0.7%
Agriculture	0.4%
Airlines	0.3%
Apparel	0.8%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.5%
Banks	3.7%
Biotechnology	1.9%
Building Materials	0.6%
Chemicals	2.3%
Coal	0.3%
Commercial Services	3.9%
Computers	4.3%
Distribution/Wholesale	0.7%
Diversified Financial Services	1.0%
Electric	1.7%
Electrical Components & Equipment	0.7%
Electronics	2.3%
Energy—Alternate Sources	0.1%
Engineering & Construction	0.4%
Entertainment	0.8%
Environmental Control	0.6%
Food	1.6%
Forest Products & Paper	0.5%
Gas	1.9%
Hand/Machine Tools	0.4%
Healthcare—Products	3.6%
Healthcare—Services	1.7%
Home Builders	1.1%
Household Products/Wares	1.1%
Housewares	0.2%
Insurance	1.4%
Internet	2.8%
Investment Companies	0.3%
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.6%
Machinery—Construction & Mining	0.2%
Machinery—Diversified	1.2%
Media	0.9%
Metal Fabricate/Hardware	0.7%
Mining	0.2%
Manufacturing	1.4%
Office/Business Equipment	0.1%
Oil & Gas	2.3%
Oil & Gas Services	1.2%
Packaging & Containers	0.2%
Pharmaceuticals	4.1%
Pipelines	0.2%
Real Estate	0.2%
Real Estate Investment Trust	7.8%
Retail	6.1%
Savings & Loans	1.8%
Semiconductors	3.6%
Software	3.9%
Telecommunications	2.7%
Textiles	0.4%
Toys/Games/Hobbies	0.3%
Transportation	2.2%
Water	0.1%
Other	12.4%

See accompanying notes to the financial statements.

60

PROFUNDS UltraDow 30 ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (80.6%)

	Shares	Value
3M Co.	4,020	$518,499
Alcoa, Inc.	4,020	102,510
Altria Group, Inc.	4,020	182,669
American Express Co.	4,020	168,076
AT&T Corp.	4,020	77,385
Boeing Co.	4,020	137,966
Caterpillar, Inc.	4,020	223,753
Citigroup, Inc.	4,020	172,056
Coca-Cola Co.	4,020	186,568
Du Pont (E.I.) de Nemours	4,020	167,393
Eastman Kodak Co.	4,020	109,947
Exxon Mobil Corp.	4,020	144,358
General Electric Co.	4,020	115,293
General Motors Corp.	4,020	144,720
Hewlett-Packard Co.	4,020	85,626
Home Depot, Inc.	4,020	133,142
Honeywell International, Inc.	4,020	107,937
Intel Corp.	4,020	83,552
International Business Machines Corp.	4,020	331,650
International Paper Co.	4,020	143,635
J.P. Morgan Chase & Co.	4,020	137,404
Johnson & Johnson	4,020	207,834
McDonald’s Corp.	4,020	88,681
Merck & Co., Inc.	4,020	243,411
Microsoft Corp.	4,020	102,952
Procter & Gamble Co.	4,020	358,504
SBC Communications, Inc.	4,020	102,711
United Technologies Corp.	4,020	284,737
Wal-Mart Stores, Inc.	4,020	215,754
Walt Disney Co.	4,020	79,395

TOTAL COMMON STOCKS		5,158,118

Federal Home Loan Bank (20.6%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$1,315,000	1,314,982

TOTAL FEDERAL HOME LOAN BANK		1,314,982

TOTAL INVESTMENTS (Cost $5,801,943)—101.2%		6,473,100
Net other assets (liabilities)—(1.2)%		(79,089)

NET ASSETS—100.0%		$6,394,011

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini Dow Jones Futures Contract expiring September 2003 (Underlying face amount at value $2,375,195)	(53)	$(482)
Swap Agreements

	Units
Dow Jones Industrial Average Index Swap Agreements expiring 09/26/03 (Underlying notional amount at value $10,017,429)	1,115	$(4,025)

The UltraDow 30 ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Aerospace/Defense	6.6%
Agriculture	2.9%
Auto Manufacturers	2.3%
Beverages	2.9%
Chemicals	2.6%
Computers	6.5%
Cosmetics/Personal Care	5.6%
Diversified Financial Services	7.5%
Forest Products & Paper	2.2%
Healthcare—Products	3.3%
Machinery—Construction & Mining	3.5%
Media	1.2%
Mining	1.6%
Miscellaneous Manufacturing	13.3%
Oil & Gas	2.3%
Pharmaceuticals	3.8%
Retail	6.8%
Semiconductors	1.3%
Software	1.6%
Telecommunications	2.8%
Other	19.4%

See accompanying notes to the financial statements.

61

PROFUNDS UltraOTC ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (86.6%)

	Shares	Value
ADC Telecommunications, Inc.*	260,486	$606,411
Adobe Systems, Inc.	59,031	1,893,124
Altera Corp.*	139,613	2,289,653
Amazon.com, Inc.*	67,464	2,461,761
American Power Conversion Corp.*	51,535	803,431
Amgen, Inc.*	156,479	10,396,465
Apollo Group, Inc.—Class A*	45,913	2,835,587
Apple Computer, Inc.*	132,117	2,526,077
Applied Materials, Inc.*	223,006	3,536,875
BEA Systems, Inc.*	96,511	1,048,109
Bed Bath & Beyond, Inc.*	103,070	4,000,148
Biogen, Inc.*	47,787	1,815,906
Biomet, Inc.	89,952	2,578,025
Broadcom Corp.—Class A*	49,661	1,237,056
Brocade Communications Systems, Inc.*	67,464	397,363
C.H. Robinson Worldwide, Inc.	21,551	766,354
CDW Corp.*	22,488	1,029,950
Cephalon, Inc.*	13,118	539,937
Check Point Software Technologies, Ltd.*	62,779	1,227,329
Chiron Corp.*	67,464	2,949,526
CIENA Corp.*	133,991	695,413
Cintas Corp.	53,409	1,892,815
Cisco Systems, Inc.*	651,215	10,868,778
Citrix Systems, Inc.*	50,598	1,030,175
Comcast Corp.—Special Class A*	246,431	7,437,288
Compuware Corp.*	60,905	351,422
Comverse Technology, Inc.*	50,598	760,488
Costco Wholesale Corp.*	62,779	2,297,711
Dell Computer Corp.*	245,494	7,845,988
DENTSPLY International, Inc.	19,677	804,789
Dollar Tree Stores, Inc.*	28,110	891,930
eBay, Inc.*	61,842	6,442,701
EchoStar Communications Corp.— Class A*	65,590	2,270,726
Electronic Arts, Inc.*	38,417	2,842,474
Ericsson (LM) Telephone Co.—ADR*	30,921	328,690
Expeditors International of Washington, Inc.	26,236	908,815
Express Scripts, Inc.—Class A*	17,803	1,216,301
Fastenal Co.	18,740	636,036
First Health Group Corp.*	25,299	698,252
Fiserv, Inc.*	62,779	2,235,560
Flextronics International, Ltd.*	147,109	1,528,462
Gentex Corp.*	20,614	630,995
Genzyme Corp.—General Division*	70,275	2,937,495
Gilead Sciences, Inc.*	51,535	2,864,315
Henry Schein, Inc.*	10,307	539,468
Human Genome Sciences, Inc.*	33,732	429,071
ICOS Corp.*	15,929	585,391
IDEC Pharmaceuticals Corp.*	44,039	1,497,326
Intel Corp.	594,058	12,346,900
InterActiveCorp.*	135,865	5,376,178
Intuit, Inc.*	67,464	3,004,172
Invitrogen Corp.*	12,181	467,385
JDS Uniphase Corp.*	416,965	1,463,547
Juniper Networks, Inc.*	64,653	799,758
KLA-Tencor Corp.*	59,968	2,787,912

Common Stocks, continued

	Shares	Value
Lamar Advertising Co. *	21,551	$758,811
Lincare Holdings, Inc.*	26,236	826,696
Linear Technology Corp.	108,692	3,500,969
Maxim Integrated Products, Inc.	118,062	4,036,540
MedImmune, Inc.*	70,275	2,555,902
Mercury Interactive Corp.*	23,425	904,439
Microchip Technology, Inc.	44,039	1,084,681
Microsoft Corp.	959,488	24,572,488
Millennium Pharmaceuticals, Inc.*	84,330	1,326,511
Molex, Inc.	25,299	682,820
Monster Worldwide, Inc.*	30,921	610,071
Network Appliance, Inc.*	91,826	1,488,499
Nextel Communications, Inc.—Class A*	331,698	5,997,100
Novellus Systems, Inc.*	39,354	1,441,183
NVIDIA Corp.*	44,976	1,034,898
Oracle Corp.*	567,822	6,825,220
PACCAR, Inc.	33,732	2,278,934
PanAmSat Corp.*	52,472	967,059
Patterson Dental Co.*	16,866	765,379
Patterson-UTI Energy, Inc.*	21,551	698,252
Paychex, Inc.	92,763	2,718,884
PeopleSoft, Inc.*	116,188	2,043,747
Petsmart, Inc.*	36,543	609,172
Pixar Animation Studios*	14,055	855,106
QLogic Corp.*	25,299	1,222,701
Qualcomm, Inc.	247,368	8,843,406
RF Micro Devices, Inc.*	54,346	327,163
Ross Stores, Inc.	19,677	840,995
Ryanair Holdings PLC—ADR*	15,929	715,212
Sanmina-SCI Corp.*	141,487	892,783
Siebel Systems, Inc.*	148,983	1,421,298
Sigma-Aldrich Corp.	17,803	964,567
Smurfit-Stone Container Corp.*	62,779	818,010
Staples, Inc.*	85,267	1,564,649
Starbucks Corp.*	140,550	3,446,286
Sun Microsystems, Inc.*	364,493	1,676,668
Symantec Corp.*	40,291	1,767,163
Synopsys, Inc.*	17,803	1,101,116
Tellabs, Inc.*	60,905	400,146
Teva Pharmaceutical Industries, Ltd.—ADR	50,598	2,880,544
VeriSign, Inc.*	58,094	803,440
Veritas Software Corp.*	110,566	3,169,927
Whole Foods Market, Inc.*	14,992	712,570
Xilinx, Inc.*	116,188	2,940,718
Yahoo!, Inc.*	74,960	2,455,690

TOTAL COMMON STOCKS		242,202,227

See accompanying notes to the financial statements.

62

PROFUNDS UltraOTC ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Home Loan Bank (12.5%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$35,114,000	$35,113,512

TOTAL FEDERAL HOME LOAN BANK		35,113,512

TOTAL INVESTMENTS (Cost $216,130,470)—99.1%		277,315,739
Net other assets (liabilities)—0.9%		2,502,443

NET ASSETS—100.0%		$279,818,182

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $61,782,800)	514	$(1,493,463)
E-Mini NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $576,960)	24	(7,254)
Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
NASDAQ-100 Index Swap Agreements expiring 07/28/03 - 09/26/03 (Underlying notional amount at value $255,912,301)	212,960	$(756,861)

*	Non-income producing security
ADR	American Depositary Receipt

The UltraOTC ProFund invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.3%
Airlines	0.3%
Auto Manufacturers	0.8%
Biotechnology	8.0%
Chemicals	0.3%
Commercial Services	2.2%
Computers	6.5%
Distribution/Wholesale	0.6%
Electrical Components & Equipment	0.5%
Electronics	1.1%
Food	0.3%
Healthcare—Products	1.7%
Healthcare—Services	0.3%
Internet	7.6%
Media	2.7%
Oil & Gas	0.2%
Packaging & Containers	0.3%
Pharmaceuticals	3.6%
Retail	4.9%
Semiconductors	13.4%
Software	17.4%
Telecommunications	12.3%
Textiles	0.7%
Transportation	0.6%
Other	13.4%

See accompanying notes to the financial statements.

63

PROFUNDS UltraJapan ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Home Loan Bank (37.0%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$5,781,000	$5,780,920

TOTAL FEDERAL HOME LOAN BANK		5,780,920

Options Purchased (75.3%)

	Contracts
Nikkei 225 Futures Option expiring July 2003 @ $4,000	464	11,762,400

TOTAL OPTIONS PURCHASED		11,762,400

TOTAL INVESTMENTS (Cost $17,089,089)—112.3%		17,543,320
Net other assets (liabilities)—(12.3)%		(1,916,740)

NET ASSETS—100.0%		$15,626,580

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
Nikkei 225 Futures Contract expiring September 2003 (Underlying face amount at value $10,203,750)	225	$258,563

See accompanying notes to the financial statements.

64

PROFUNDS Bear ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Home Loan Bank (96.8%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$48,608,000	$48,607,325

TOTAL FEDERAL HOME LOAN BANK		48,607,325

Options Purchased (0.0%)

	Contracts
S&P 500 Futures Option expiring July 2003 @ $1,250	250	1,875

TOTAL OPTIONS PURCHASED		1,875

TOTAL INVESTMENTS (Cost $48,612,251)—96.8%		48,609,200
Net other assets (liabilities)—3.2%		1,606,069

NET ASSETS—100.0%		$50,215,269

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ Depreciation
S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $22,622,250)	(93)	$262,732
Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
S&P 500 Index Swap Agreements expiring 07/28/03 - 12/26/03 (Underlying notional amount at value $27,612,942)	(28,335)	$48,737

See accompanying notes to the financial statements.

65

PROFUNDS Short Small-Cap ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Home Loan Bank (48.8%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$13,523,000	$13,522,812

TOTAL FEDERAL HOME LOAN BANK		13,522,812

Options Purchased (0.0%)

	Contracts
Russell 2000 Futures Option expiring July 2003 @ $900	90	450

TOTAL OPTIONS PURCHASED		450

TOTAL INVESTMENTS (Cost $13,525,655)—48.8%		13,523,262
Net other assets—51.2%		14,207,708

NET ASSETS—100.0%		$27,730,970

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ Depreciation
Russell 2000 Futures Contract expiring September 2003 (Underlying face amount at value $7,174,400)	(32)	$(107,694)
Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
S&P 500 Index Swap Agreements expiring 08/27/03 - 09/26/03 (Underlying notional amount at value $20,618,331)	(45,985)	$1,161

See accompanying notes to the financial statements.

66

PROFUNDS Short OTC ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Home Loan Bank (96.2%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$15,862,000	$15,861,780

TOTAL FEDERAL HOME LOAN BANK		15,861,780

Options Purchased (0.0%)

	Contracts
NASDAQ Futures Option expiring July 2003 @ $2,000	70	$210

TOTAL OPTIONS PURCHASED		210

TOTAL INVESTMENTS (Cost $15,862,665)—96.2%		15,861,990
Net other assets (liabilities)—3.8%		628,134

NET ASSETS—100.0%		$16,490,124

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $1,322,200)	11	$(15,349)
E-Mini NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $745,240)	31	$(11,770)
Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
NASDAQ-100 Index Swap Agreements expiring 07/28/03 -12/26/03 (Underlying notional amount at value $18,492,313)	(15,389)	$ 54,783

*	Non-income producing security

See accompanying notes to the financial statements.

67

PROFUNDS UltraBear ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (7.9%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$10,907,000	$10,906,849

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		10,906,849

Federal Home Loan Bank (63.1%)
Federal Home Loan Bank, 0.51%, 07/01/03	86,828,000	86,826,793

TOTAL FEDERAL HOME LOAN BANK		86,826,793

Federal National Mortgage Association (7.9%)
Federal National Mortgage Association, 0.51%, 07/01/03	10,907,000	10,906,849

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		10,906,849

Options Purchased (17.8%)

	Contracts
S&P 500 Futures Option expiring July 2003 @ $1,250	650	4,875
S&P 500 Futures Option expiring September 2003 @ $1,300	300	24,525,000

TOTAL OPTIONS PURCHASED		24,529,875

TOTAL INVESTMENTS (Cost $131,754,401)—96.7%		133,170,366
Net other assets (liabilities)—3.3%		4,511,440

NET ASSETS—100.0%		$137,681,806

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $194,600)	4	$(3,759)

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ Depreciation
S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $144,733,750)	(595)	$2,474,623

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
S&P 500 Index Swap Agreements expiring 07/28/03 - 10/27/03 (Underlying notional amount at value $57,824,027)	(59,337)	$102,060

See accompanying notes to the financial statements.

68

PROFUNDS UltraShort OTC ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Home Loan Bank (94.1%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$128,954,000	$128,952,209

TOTAL FEDERAL HOME LOAN BANK		128,952,209

Options Purchased (0.0%)

	Contracts
NASDAQ Futures Option expiring July 2003 @ $2,000	210	630

TOTAL OPTIONS PURCHASED		630

TOTAL INVESTMENTS (Cost $128,955,995)—94.1%		128,952,839
Net other assets (liabilities)—5.9%		8,102,808

NET ASSETS—100.0%		$137,055,647

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $2,211,680)	92	$(49,227)
Futures Contracts Sold

	Contracts	Unrealized Appreciation/ Depreciation
NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $26,684,400)	(222)	$ 66,101
Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
NASDAQ-100 Index Swap Agreements expiring 07/28/03 -09/26/03 (Underlying notional amount at value $249,592,307)	(207,701)	$721,378

See accompanying notes to the financial statements.

69

PROFUNDS Banks UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (75.3%)

	Shares	Value
Amcore Financial, Inc.	21	$489
AmSouth Bancorp	301	6,574
Anchor BanCorp Wisconsin, Inc.	21	502
Associated Banc Corp.	56	2,065
Astoria Financial Corp.	63	1,760
BancorpSouth, Inc.	63	1,314
Bank of America Corp.	1,281	101,236
Bank of Hawaii Corp.	49	1,624
Bank of New York Company, Inc.	623	17,911
Bank One Corp.	994	36,957
Banknorth Group, Inc.	140	3,573
Bay View Capital Corp.*	49	283
BB&T Corp.	406	13,926
BSB Bancorp, Inc.	7	174
Charter One Financial, Inc.	196	6,111
Chittenden Corp.	28	766
Citizens Banking Corp.	35	937
City National Corp.	35	1,560
Colonial BancGroup, Inc.	98	1,359
Comerica, Inc.	147	6,836
Commerce Bancorp, Inc.	56	2,078
Commerce Bancshares, Inc.	56	2,181
Commercial Federal Corp.	35	742
Community First Bankshares, Inc.	35	956
Compass Bancshares, Inc.	105	3,668
Cullen/Frost Bankers, Inc.	42	1,348
Dime Community Bancshares, Inc.	21	534
Downey Financial Corp.	21	867
East-West Bancorp, Inc.	21	759
F.N.B. Corp.	36	1,089
Fifth Third Bancorp	413	23,681
First BanCorp	35	961
First Midwest Bancorp, Inc.	42	1,210
First Sentinel Bancorp, Inc.	21	335
First Tennessee National Corp.	105	4,611
First Virginia Banks, Inc.	56	2,415
FirstFed Financial Corp.*	14	494
FirstMerit Corp.	63	1,440
Fleet Boston Financial Corp.	896	26,620
Fremont General Corp.	56	767
Fulton Financial Corp.	91	1,808
GBC Bancorp	7	269
Golden West Financial Corp.	112	8,961
Greater Bay Bancorp	42	863
GreenPoint Financial Corp.	70	3,566
Harbor Florida Bancshares, Inc.	21	503
Hibernia Corp.	133	2,415
Hudson City Bancorp, Inc.	63	1,611
Hudson United Bancorp	35	1,195
Huntington Bancshares, Inc.	182	3,553
Independence Community Bank Corp.	42	1,185
IndyMac Bancorp, Inc.	49	1,245
J.P. Morgan Chase & Co.	1,736	59,336
KeyCorp	364	9,198
M&T Bank Corp.	91	7,664
MAF Bancorp, Inc.	21	778
Marshall & Ilsley Corp.	182	5,566
Mercantile Bankshares Corp.	56	2,205
National City Corp.	525	17,173
National Commerce Financial Corp.	175	3,883

Common Stocks, continued

	Shares	Value
Net.B@nk, Inc.	42	$553
New York Community Bancorp	112	3,258
North Fork Bancorp, Inc.	133	4,530
Northern Trust Corp.	168	7,021
OceanFirst Financial Corp.	7	171
Old National Bancorp	56	1,288
Pacific Capital Bancorp	28	981
Pacific Northwest Bancorp	14	487
Park National Corp.	7	800
People’s Bank	49	1,421
PFF Bancorp, Inc.	7	271
PNC Financial Services Group	245	11,958
Popular, Inc.	105	4,052
Provident Bankshares Corp.	21	534
Provident Financial Group, Inc.	28	718
Provident Financial Services, Inc.	56	1,067
Regions Financial Corp.	189	6,384
Republic Bancorp, Inc.	49	658
Roslyn Bancorp, Inc.	63	1,354
Silicon Valley Bancshares *	28	667
Sky Financial Group, Inc.	77	1,672
South Financial Group, Inc.	42	980
SouthTrust Corp.	294	7,997
Southwest Bancorporation of Texas, Inc.*	28	910
Sovereign Bancorp, Inc.	224	3,506
Staten Island Bancorp, Inc.	49	955
Sterling Bancshares, Inc.	35	458
SunTrust Banks, Inc.	210	12,461
Synovus Financial Corp.	259	5,569
TCF Financial Corp.	56	2,231
Texas Regional Bancshares, Inc.— Class A	22	763
Trustmark Corp.	42	1,070
U.S. Bancorp	1,638	40,131
UCBH Holdings, Inc.	35	1,004
Union Planters Corp.	168	5,213
UnionBanCal Corp.	42	1,738
United Bankshares, Inc.	35	1,003
Valley National Bancorp	77	2,029
W Holding Co., Inc.	42	711
Wachovia Corp.	1,155	46,153
Washington Federal, Inc.	56	1,295
Washington Mutual, Inc.	791	32,668
Webster Financial Corp.	35	1,323
Wells Fargo & Co.	1,435	72,323
Westamerica Bancorporation	28	1,206
Whitney Holding Corp.	35	1,119
Wilmington Trust Corp.	56	1,644
Zions Bancorp	77	3,897

TOTAL COMMON STOCKS		715,892

See accompanying notes to the financial statements.

70

PROFUNDS Banks UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Home Loan Bank (22.9%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$218,000	$217,997
TOTAL FEDERAL HOME LOAN BANK		217,997

TOTAL INVESTMENTS (Cost $791,325)—98.2%		933,889
Net other assets (liabilities)—1.8%		17,414

NET ASSETS—100.0%		$951,303

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
Dow Jones U.S. Banks Index Swap Agreements expiring 09/23/03 (Underlying notional amount at value $715,827)	7	$2,473

*	Non-income producing security

See accompanying notes to the financial statements.

71

PROFUNDS Basic Materials UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (75.4%)

	Shares	Value
Air Products & Chemicals, Inc.	684	$28,453
Airgas, Inc.	189	3,166
AK Steel Holding Corp.*	324	1,173
Albemarle Corp.	108	3,021
Alcoa, Inc.	2,700	68,851
Allegheny Technologies, Inc.	216	1,426
Avery Dennison Corp.	306	15,361
Boise Cascade Corp.	189	4,517
Bowater, Inc.	180	6,741
Cabot Corp.	171	4,908
Cabot Microelectronics Corp.*	81	4,088
Cambrex Corp.	81	1,865
Caraustar Industries, Inc.*	90	721
Carpenter Technology Corp.	63	983
Cleveland-Cliffs, Inc.*	36	643
Crompton Corp.	369	2,601
Cytec Industries, Inc.*	126	4,259
Dow Chemical Co.	2,907	90,000
Du Pont (E.I.) de Nemours	3,177	132,289
Eastman Chemical Co.	216	6,841
Ecolab, Inc.	594	15,206
Engelhard Corp.	405	10,032
Ferro Corp.	126	2,839
FMC Corp.*	108	2,444
Freeport-McMoRan Copper & Gold, Inc.— Class B	432	10,584
Fuller (H. B.) Co.	90	1,982
Georgia Gulf Corp.	99	1,960
Georgia Pacific Corp.	639	12,109
Great Lakes Chemical Corp.	126	2,570
Hercules, Inc.*	315	3,119
IMC Global, Inc.	333	2,234
International Flavors & Fragrances, Inc.	261	8,334
International Paper Co.	1,404	50,164
Louisiana-Pacific Corp.*	333	3,610
Lubrizol Corp.	144	4,463
Lyondell Chemical Co.	513	6,941
Macdermid, Inc.	90	2,367
MeadWestvaco Corp.	639	15,783
Meridian Gold, Inc.*	315	3,619
Millennium Chemicals, Inc.	207	1,969
Minerals Technologies, Inc.	63	3,066
Newmont Mining Corp.	1,152	37,394
Nucor Corp.	225	10,991
Olin Corp.	189	3,232
OM Group, Inc.	81	1,193
Phelps Dodge Corp.*	270	10,352
Pope & Talbot, Inc.	36	398
Potlatch Corp.	90	2,318
PPG Industries, Inc.	540	27,400
Praxair, Inc.	522	31,371
Rayonier, Inc.	135	4,455
Rohm & Haas Co.	459	14,243
RPM, Inc.	369	5,074
RTI International Metals, Inc.*	63	682
Ryerson Tull, Inc.	72	632
Schulman (A.), Inc.	90	1,445
Sigma-Aldrich Corp.	198	10,728
Solutia, Inc.	333	726
Stillwater Mining Co.*	144	740

Common Stocks, continued

	Shares	Value
Tredegar Corp.	90	$1,349
United States Steel Corp.	333	5,451
Valspar Corp.	153	6,460
Wausau-Mosinee Paper Corp.	63	706
WD-40 Co.	54	1,542
Wellman, Inc.	99	1,109
Weyerhaeuser Co.	702	37,907
Worthington Industries, Inc.	225	3,015

TOTAL COMMON STOCKS		768,215

Federal Home Loan Bank (23.9%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$244,000	243,997

TOTAL FEDERAL HOME LOAN BANK		243,997

TOTAL INVESTMENTS (Cost $901,138)—99.3%		1,012,212
Net other assets (liabilities)—0.7%		7,011

NET ASSETS—100.0%		$1,019,223

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
Dow Jones U.S. Basic Materials Index Swap Agreements expiring 09/23/03 (Underlying notional amount at value $768,233)	9	$(129)

*	Non-income producing security

See accompanying notes to the financial statements.

72

PROFUNDS Biotechnology UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (74.9%)

	Shares	Value
Abgenix, Inc.*	3,699	$38,803
Affymetrix, Inc.*	2,329	45,905
Albany Molecular Research, Inc.*	1,233	18,618
Alexion Pharmaceuticals, Inc.*	822	14,015
Alkermes, Inc.*	2,877	30,928
Amgen, Inc.*	56,992	3,786,550
Amylin Pharmaceuticals, Inc.*	3,973	86,969
Applera Corp.—Applied Biosystems Group	10,138	192,926
Applera Corp.—Celera Genomics Group*	3,425	35,346
Biogen, Inc.*	7,124	270,712
Celgene Corp.*	3,973	120,779
Cell Genesys, Inc.*	1,644	14,204
Cell Therapeutics, Inc.*	1,507	14,663
Charles River Laboratories International, Inc.*	2,192	70,539
Chiron Corp.*	5,206	227,606
Covance, Inc.*	3,014	54,553
Cubist Pharmaceuticals, Inc.*	1,370	14,604
CuraGen Corp.*	1,918	10,645
CV Therapeutics, Inc.*	1,233	36,571
Delta & Pine Land Co.	1,781	39,146
Enzo Biochem, Inc.*	1,164	25,041
Enzon, Inc.*	1,918	24,013
Gene Logic, Inc.*	1,507	8,997
Genentech, Inc.*	10,275	741,033
Genzyme Corp.—General Division*	10,412	435,222
Gilead Sciences, Inc.*	9,727	540,627
Human Genome Sciences, Inc.*	5,754	73,191
ICOS Corp.*	2,740	100,695
IDEC Pharmaceuticals Corp.*	7,535	256,190
IDEXX Laboratories, Inc.*	1,644	55,370
ImClone Systems, Inc.*	2,877	90,971
Immunomedics, Inc.*	2,055	12,967
IMS Health, Inc.	10,823	194,706
Incyte Genomics, Inc.*	3,288	15,256
InterMune, Inc.*	1,233	19,864
Invitrogen Corp.*	2,192	84,107
Laboratory Corp. of America Holdings*	7,124	214,789
Lexicon Genetics, Inc.*	1,644	11,031
Ligand Pharmaceuticals, Inc.—Class B*	2,466	33,513
Maxygen, Inc.*	1,233	13,526
Medarex, Inc.*	3,699	24,376
MedImmune, Inc.*	11,508	418,546
Millennium Pharmaceuticals, Inc.*	13,289	209,036
Molecular Devices Corp.*	685	10,898
Monsanto Co.	12,604	272,751
Myriad Genetics, Inc.*	1,233	16,781
Nabi Biopharmaceuticals*	1,918	13,157
Neurocrine Biosciences, Inc.*	1,370	68,418
OSI Pharmaceuticals, Inc.*	1,781	57,366
PAREXEL International Corp.*	1,233	17,200
Pharmaceutical Product Development, Inc.*	2,329	66,912
Pharmacopeia, Inc.*	1,096	9,042
Protein Design Labs, Inc.*	4,521	63,204
Quest Diagnostics, Inc.*	3,973	253,477
Quintiles Transnational Corp.*	5,343	75,818
Regeneron Pharmaceuticals, Inc.*	1,507	23,735
Savient Pharmaceuticals, Inc.*	2,877	13,349

Common Stocks, continued

	Shares	Value
Techne Corp.*	1,918	$58,192
Theragenics Corp.*	1,507	6,480
Transkaryotic Therapies, Inc.*	1,233	14,229
Trimeris, Inc.*	1,096	50,065
Tularik, Inc.*	2,192	21,788
United Therapeutics Corp.*	822	17,903
Vertex Pharmaceuticals, Inc.*	3,288	48,005
Xoma Ltd.*	3,425	18,255

TOTAL COMMON STOCKS		9,924,174

Federal Home Loan Bank (28.0%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$3,718,000	3,717,947

TOTAL FEDERAL HOME LOAN BANK		3,717,947

TOTAL INVESTMENTS (Cost $11,041,224)—102.9%		13,642,121
Net other assets (liabilities)—(2.9)%		(380,387)

NET ASSETS—100.0%		$13,261,734

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
Dow Jones U.S. Biotechnology Index Swap Agreements expiring 09/23/03 (Underlying notional amount at value $9,922,488)	137	$210,959

*	Non-income producing security

See accompanying notes to the financial statements.

73

PROFUNDS Energy UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (74.7%)

	Shares	Value
Amerada Hess Corp.	420	$20,656
Anadarko Petroleum Corp.	1,344	59,768
Apache Corp.	839	54,585
Arch Coal, Inc.	294	6,756
Atwood Oceanics, Inc.*	42	1,140
Baker Hughes, Inc.	1,806	60,627
BJ Services Co.*	840	31,382
Burlington Resources, Inc.	1,092	59,044
Cabot Oil & Gas Corp.	168	4,638
Chesapeake Energy Corp.	1,008	10,181
ChevronTexaco Corp.	5,754	415,438
Cimarex Energy Co.*	210	4,988
ConocoPhillips	3,654	200,238
Cooper Cameron Corp.*	252	12,696
Core Laboratories N.V.*	168	1,814
Devon Energy Corp.	1,050	56,070
Diamond Offshore Drilling, Inc.	336	7,053
El Paso Corp.	3,234	26,131
Ensco International, Inc.	798	21,466
EOG Resources, Inc.	630	26,359
Evergreen Resources, Inc.*	84	4,562
Exxon Mobil Corp.	36,078	1,295,560
FMC Technologies, Inc.*	336	7,073
Forest Oil Corp.*	210	5,275
Global Industries, Ltd.*	378	1,822
GlobalSantaFe Corp.	1,008	23,527
Grant Prideco, Inc.*	588	6,909
Grey Wolf, Inc.*	966	3,903
Halliburton Co.	2,352	54,096
Hanover Compressor Co.*	294	3,322
Helmerich & Payne, Inc.	252	7,358
Input/Output, Inc.*	252	1,356
Kerr-McGee Corp.	546	24,461
Key Energy Group*	672	7,204
Kinder Morgan, Inc.	504	27,543
Lone Star Technologies, Inc.*	126	2,669
Marathon Oil Corp.	1,680	44,268
Massey Energy Co.	420	5,523
Maverick Tube Corp.*	210	4,022
McDermott International, Inc.*	294	1,861
Murphy Oil Corp.	462	24,301
Nabors Industries, Ltd.*	714	28,239
National-Oilwell, Inc.*	462	10,164
Newfield Exploration Co.*	294	11,040
Newpark Resources, Inc.*	420	2,302
Noble Corp.*	714	24,490
Noble Energy, Inc.	294	11,113
Occidental Petroleum Corp.	2,016	67,637
Oceaneering International, Inc.*	126	3,219
Offshore Logistics, Inc.*	126	2,741
Parker Drilling Co.*	504	1,467
Patina Oil & Gas Corp.	126	4,051
Patterson-UTI Energy, Inc.*	420	13,608
Peabody Energy Corp.	168	5,643
Pioneer Natural Resources Co.*	630	16,443
Pogo Producing Co.	294	12,569
Premor, Inc.*	210	4,526
Pride International, Inc.*	630	11,857
Rowan Cos., Inc.*	504	11,290
Schlumberger, Ltd.	3,108	147,848

Common Stocks, continued

	Shares	Value
SEACOR SMIT, Inc.*	126	$4,598
Smith International, Inc.*	546	20,060
Stone Energy Corp.*	126	5,282
Sunoco, Inc.	420	15,851
Superior Energy Services, Inc.*	336	3,185
Tesoro Petroleum Corp.*	336	2,312
Tidewater, Inc.	252	7,401
Tom Brown, Inc.*	168	4,669
Transocean Sedco Forex, Inc.	1,722	37,832
Unit Corp.*	252	5,269
Unocal Corp.	1,386	39,764
Valero Energy Corp.	630	22,888
Varco International, Inc.*	504	9,878
Veritas DGC, Inc.*	168	1,932
Vintage Petroleum, Inc.	294	3,316
Weatherford International, Ltd.*	630	26,397
Western Gas Resources, Inc.	126	4,990
Williams Cos., Inc.	2,772	21,899
XTO Energy, Inc.	1,008	20,271

TOTAL COMMON STOCKS		3,285,686

Federal Home Loan Bank (25.3%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$1,115,000	1,114,985

TOTAL FEDERAL HOME LOAN BANK		1,114,985

TOTAL INVESTMENTS (Cost $4,180,089)—100.0%		4,400,671
Net other assets (liabilities)—0.0%		737

NET ASSETS—100.0%		$4,401,408

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
Dow Jones U.S. Energy Index Swap Agreements expiring 12/23/03 (Underlying notional amount at value $3,285,751)	42	$(52,716)

*	Non-income producing security

See accompanying notes to the financial statements.

74

PROFUNDS Financial UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (74.9%)

	Shares	Value
ACE, Ltd.	352	$12,070
AFLAC, Inc.	704	21,648
Allstate Corp.	1,248	44,491
Ambac Financial Group, Inc.	256	16,960
American Express Co.	1,888	78,937
American International Group, Inc.	3,712	204,829
AmSouth Bancorp	704	15,375
AON Corp.	768	18,493
Archstone-Smith Trust	864	20,736
Bank of America Corp.	2,176	171,970
Bank of New York Co., Inc.	1,312	37,720
Bank One Corp.	1,760	65,437
Banknorth Group, Inc.	480	12,250
BB&T Corp.	768	26,342
Bear Stearns Cos., Inc.	160	11,587
Boston Properties, Inc.	544	23,827
Capital One Financial Corp.	320	15,738
Charter One Financial, Inc.	224	6,984
Chubb Corp.	256	15,360
Cincinnati Financial Corp.	448	16,616
CIT Group, Inc.	544	13,410
Citigroup, Inc.	7,456	319,116
CNA Financial Corp.*	384	9,446
Comerica, Inc.	384	17,856
Compass Bancshares, Inc.	288	10,060
Countrywide Credit Industries, Inc.	224	15,584
Equity Office Properties Trust	1,024	27,658
Equity Residential Properties Trust	800	20,760
Everest Re Group, Ltd.	96	7,344
Fannie Mae	1,408	94,956
Fifth Third Bancorp	800	45,872
First Tennessee National Corp.	192	8,431
Fleet Boston Financial Corp.	1,664	49,437
Franklin Resources, Inc.	352	13,753
Freddie Mac	1,024	51,988
General Growth Properties, Inc.	416	25,975
Golden West Financial Corp.	352	28,164
Goldman Sachs Group, Inc.	768	64,320
GreenPoint Financial Corp.	352	17,931
Hartford Financial Services Group, Inc.	448	22,561
Hudson City Bancorp, Inc.	704	18,001
Huntington Bancshares, Inc.	544	10,619
J.P. Morgan Chase & Co.	2,880	98,437
Jefferson-Pilot Corp.	448	18,574
John Hancock Financial Services, Inc.	480	14,750
KeyCorp	896	22,642
Kimco Realty Corp.	384	14,554
Legg Mason, Inc.	160	10,392
Lincoln National Corp.	256	9,121
Loews Corp.	320	15,133
M&T Bank Corp.	224	18,865
Marsh & McLennan Cos., Inc.	896	45,759
Marshall & Ilsley Corp.	416	12,721
MBIA, Inc.	256	12,480
MBNA Corp.	1,888	39,346
Mellon Financial Corp.	800	22,200
Merrill Lynch & Co., Inc.	1,376	64,232
MetLife, Inc.	1,056	29,906
MGIC Investment Corp.	160	7,462
Morgan Stanley Dean Witter & Co.	1,536	65,664

Common Stocks, continued

	Shares	Value
National City Corp.	896	$29,308
National Commerce Financial Corp.	320	7,101
North Fork Bancorp, Inc.	448	15,259
Northern Trust Corp.	448	18,722
Old Republic International Corp.	288	9,870
Plum Creek Timber Co., Inc.	640	16,608
PNC Financial Services Group	448	21,867
Popular, Inc.	640	24,698
Principal Financial Group, Inc.	448	14,448
Progressive Corp.	288	21,053
Prologis Trust	704	19,219
Prudential Financial, Inc.	832	27,997
Public Storage, Inc.	288	9,755
Regions Financial Corp.	224	7,567
SAFECO Corp.	352	12,419
Schwab (Charles) Corp.	1,920	19,373
Simon Property Group, Inc.	640	24,979
SLM Corp.	864	33,843
SouthTrust Corp.	768	20,890
Sovereign Bancorp, Inc.	928	14,523
St. Paul Companies, Inc.	320	11,683
State Street Corp.	576	22,694
SunTrust Banks, Inc.	448	26,584
Synovus Financial Corp.	480	10,320
T. Rowe Price Group, Inc.	128	4,832
Torchmark Corp.	224	8,344
Total System Services, Inc.	512	11,418
Travelers Property Casualty Corp.— Class A	960	15,264
Travelers Property Casualty Corp.— Class B	1,056	16,653
U.S. Bancorp	2,880	70,560
Union Planters Corp.	480	14,894
UnionBanCal Corp.	416	17,210
UnumProvident Corp.	416	5,579
Vornado Realty Trust	416	18,138
Wachovia Corp.	2,016	80,559
Washington Mutual, Inc.	1,440	59,472
Wells Fargo & Co.	2,528	127,411
XL Capital, Ltd.—Class A	192	15,936
Zions Bancorp	224	11,337

TOTAL COMMON STOCKS		3,171,237

Federal Home Loan Bank (25.2%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$1,069,000	1,068,985

TOTAL FEDERAL HOME LOAN BANK		1,068,985

TOTAL INVESTMENTS (Cost $3,765,597)—100.1%		4,240,222
Net other assets (liabilities)—(0.1%)		(3,619)

NET ASSETS—100.0%		$4,236,603

See accompanying notes to the financial statements.

75

PROFUNDS Financial UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
Dow Jones U.S. Financial Index Swap Agreements expiring 09/23/03 (Underlying notional amount at value $3,171,246)	238,213	$(9,850)

*	Non-income producing security

See accompanying notes to the financial statements.

76

PROFUNDS Healthcare UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (76.1%)

	Shares	Value
Abbott Laboratories	1,729	$75,661
AdvancePCS*	76	2,905
Aetna, Inc.	171	10,294
Affymetrix, Inc.*	76	1,498
Alcon, Inc.	342	15,629
Allergan, Inc.	152	11,719
Amgen, Inc.*	1,425	94,677
Amylin Pharmaceuticals, Inc.*	152	3,327
Andrx Group*	76	1,512
Anthem, Inc.*	152	11,727
Apogent Technologies, Inc.*	133	2,660
Applera Corp.—Applied Biosystems Group	266	5,061
Apria Healthcare Group, Inc.*	114	2,836
Bard (C.R.), Inc.	57	4,065
Barr Laboratories, Inc.*	76	4,978
Bausch & Lomb, Inc.	76	2,850
Baxter International, Inc.	665	17,290
Beckman Coulter, Inc.	57	2,316
Becton, Dickinson & Co.	285	11,072
Biogen, Inc.*	190	7,220
Biomet, Inc.	304	8,713
Boston Scientific Corp.*	456	27,862
Bristol-Myers Squibb Co.	2,166	58,807
Caremark Rx, Inc.*	304	7,807
Celgene Corp.*	133	4,043
Cephalon, Inc.*	95	3,910
Charles River Laboratories International, Inc.*	76	2,446
Chiron Corp.*	266	11,630
CIGNA Corp.	171	8,027
Community Health Systems*	152	2,932
Coventry Health Care, Inc.*	76	3,508
CYTYC Corp.*	152	1,599
DaVita, Inc.*	57	1,526
DENTSPLY International, Inc.	95	3,886
Edwards Lifesciences Corp.*	76	2,443
Eli Lilly & Co.	1,254	86,489
Express Scripts, Inc.—Class A*	114	7,788
First Health Group Corp.*	114	3,147
Fisher Scientific International, Inc.*	95	3,316
Forest Laboratories, Inc.*	399	21,845
Genentech, Inc.*	589	42,479
Genzyme Corp.—General Division*	247	10,325
Gilead Sciences, Inc.*	228	12,672
Guidant Corp.	342	15,181
HCA, Inc.	570	18,263
Health Management Associates, Inc.— Class A	266	4,908
Health Net, Inc.*	171	5,634
Hillenbrand Industries, Inc.	57	2,876
Human Genome Sciences, Inc.*	209	2,658
Humana, Inc.*	209	3,156
ICN Pharmaceuticals, Inc.	95	1,592
ICOS Corp.*	76	2,793
IDEC Pharmaceuticals Corp.*	190	6,460
ImClone Systems, Inc.*	95	3,004
IMS Health, Inc.	323	5,811
Invitrogen Corp.*	95	3,645
IVAX Corp.*	228	4,070
Johnson & Johnson	3,287	169,937

Common Stocks, continued

	Shares	Value
King Pharmaceuticals, Inc.*	285	$4,207
Laboratory Corp. of America Holdings*	171	5,156
Lincare Holdings, Inc.*	152	4,790
Manor Care, Inc.*	95	2,376
Medicis Pharmaceutical Corp.*	38	2,155
MedImmune, Inc.*	304	11,056
Medtronic, Inc.	1,368	65,623
Merck & Co., Inc.	2,508	151,860
Mid Atlantic Medical Services, Inc.*	57	2,981
Millennium Pharmaceuticals, Inc.*	380	5,977
Monsanto Co.	323	6,990
Mylan Laboratories, Inc.	228	7,928
Neurocrine Biosciences, Inc.*	57	2,847
Omnicare, Inc.	95	3,210
Oxford Health Plans, Inc.*	114	4,791
PacifiCare Health Systems, Inc.*	38	1,875
Patterson Dental Co.*	95	4,311
Pfizer, Inc.	8,835	301,716
Pharmaceutical Product Development, Inc.*	76	2,183
Pharmaceutical Resources, Inc.*	38	1,849
Protein Design Labs, Inc.*	133	1,859
Quest Diagnostics, Inc.*	133	8,485
Quintiles Transnational Corp.*	114	1,618
Renal Care Group, Inc.*	114	4,014
ResMed, Inc.*	38	1,490
Respironics, Inc.*	57	2,139
Schering-Plough Corp.	1,672	31,099
Sepracor, Inc.*	133	2,398
SICOR, Inc.*	133	2,705
St. Jude Medical, Inc.*	209	12,018
STERIS Corp.*	76	1,755
Stryker Corp.	209	14,498
Taro Pharmaceutical Industries, Ltd.*	38	2,085
Tenet Healthcare Corp.*	551	6,419
Triad Hospitals, Inc.*	95	2,358
UnitedHealth Group, Inc.	342	17,186
Universal Health Services, Inc.—Class B*	76	3,011
Varian Medical Systems, Inc.*	95	5,469
Watson Pharmaceuticals, Inc.*	114	4,602
Wellpoint Health Networks, Inc.*	171	14,415
Wyeth	1,482	67,505
Zimmer Holdings, Inc.*	209	9,415

TOTAL COMMON STOCKS		1,686,909

Federal Home Loan Bank (27.9%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$619,000	618,991

TOTAL FEDERAL HOME LOAN BANK		618,991

TOTAL INVESTMENTS (Cost $2,056,353)—104.0%		2,305,900
Net other assets (liabilities)—(4.0)%		(88,844)

NET ASSETS—100.0%		$2,217,056

See accompanying notes to the financial statements.

77

PROFUNDS Healthcare UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
Dow Jones U.S. Healthcare Index Swap Agreements expiring 09/23/03 (Underlying notional amount at value $1,686,909)	473,979	$(28,421)

*	Non-income producing security

See accompanying notes to the financial statements.

78

PROFUNDS Internet UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (74.7%)

	Shares	Value
Agile Software Corp.*	15,631	$150,839
Akamai Technologies, Inc.*	33,418	162,411
Amazon.com, Inc.*	68,453	2,497,851
Ameritrade Holding Corp.—Class A*	98,637	730,900
Ariba, Inc.*	85,162	252,931
Ask Jeeves, Inc.*	14,014	192,693
BEA Systems, Inc.*	132,594	1,439,971
Check Point Software Technologies, Ltd.*	61,985	1,211,807
CheckFree Holdings Corp.*	22,099	615,236
CMGI, Inc.*	116,424	194,428
CNET Networks, Inc.*	44,198	275,354
Digital Insight Corp.*	8,085	154,019
Digital River, Inc.*	8,085	156,041
DoubleClick, Inc.*	44,198	408,832
E*TRADE Group, Inc.*	122,892	1,044,582
EarthLink, Inc.*	48,510	382,744
eBay, Inc.*	23,716	2,470,733
Expedia, Inc.—Class A*	13,475	1,029,221
FreeMarkets, Inc.*	14,553	101,289
Infospace, Inc.*	7,546	102,399
InterActiveCorp*	1	32
Internet Security Systems, Inc.*	15,092	218,683
Interwoven, Inc.*	30,184	67,008
J2 Global Communications, Inc.*	3,234	148,699
LendingTree, Inc.*	5,390	131,947
Macromedia, Inc.*	21,560	453,622
Monster Worldwide, Inc.*	36,652	723,144
Overture Services, Inc.*	17,787	322,478
PRICELINE.COM, Inc.*	4,311	96,523
RealNetworks, Inc.*	36,113	244,846
Siebel Systems, Inc.*	150,920	1,439,777
Tibco Software, Inc.*	28,567	145,406
United Online, Inc.*	12,936	327,798
University of Phoenix Online*	4,851	245,946
ValueClick, Inc.*	25,333	152,758
VeriSign, Inc.*	81,928	1,133,064
Vignette Corp.*	87,318	181,621
WebMD Corp.*	104,566	1,132,450
webMethods, Inc.*	16,709	135,844
Websense, Inc.*	7,007	109,730
Yahoo!, Inc.*	75,999	2,489,727

TOTAL COMMON STOCKS		23,475,384

Federal Home Loan Bank (21.7%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$6,838,000	6,837,905

TOTAL FEDERAL HOME LOAN BANK		6,837,905

TOTAL INVESTMENTS (Cost $25,934,092)—96.4%		30,313,289
Net other assets (liabilities)—3.6%		1,138,962

NET ASSETS—100.0%		$31,452,251

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
Dow Jones U.S. Internet Index Swap Agreements expiring 12/23/03 (Underlying notional amount at value $23,475,374)	539	$1,020,713

*	Non-income producing security

See accompanying notes to the financial statements.

79

PROFUNDS Pharmaceuticals UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (74.4%)

	Shares	Value
Allergan, Inc.	455	$35,081
Alpharma, Inc.	140	3,024
Andrx Group*	245	4,876
Barr Laboratories, Inc.*	210	13,755
Bristol-Myers Squibb Co.	6,615	179,597
Cephalon, Inc.*	175	7,203
Eli Lilly & Co.	3,255	224,497
Forest Laboratories, Inc.*	1,225	67,069
ICN Pharmaceuticals, Inc.	280	4,693
IVAX Corp.*	525	9,371
Johnson & Johnson	10,115	522,946
King Pharmaceuticals, Inc.*	805	11,882
Medicis Pharmaceutical Corp.*	105	5,954
Merck & Co., Inc.	7,630	461,997
Mylan Laboratories, Inc.	630	21,905
Nektar Therapeutics*	175	1,615
Noven Pharmaceuticals, Inc.*	70	717
NPS Pharmaceuticals, Inc.*	105	2,556
Perrigo Co.	210	3,284
Pfizer, Inc.	26,880	917,951
Pharmaceutical Resources, Inc.*	105	5,109
PRAECIS Pharmaceuticals, Inc.*	175	858
SangStat Medical Corp.*	105	1,374
Schering-Plough Corp.	5,005	93,093
Sepracor, Inc.*	280	5,048
SICOR, Inc.*	280	5,695
Taro Pharmaceutical Industries, Ltd.*	105	5,762
Watson Pharmaceuticals, Inc.*	350	14,130
Wyeth	4,515	205,658

TOTAL COMMON STOCKS		2,836,700

Federal Home Loan Bank (26.6%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$1,016,000	$1,015,986

TOTAL FEDERAL HOME LOAN BANK		1,015,986

TOTAL INVESTMENTS (Cost $3,471,830)—101.0%		3,852,686
Net other assets (liabilities)—(1.0)%		(39,312)

NET ASSETS—100.0%		$3,813,374

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
Dow Jones U.S. Pharmaceuticals Index Swap Agreements expiring 12/23/03 (Underlying notional amount at value $2,836,700)	35	$(73,130)

*	Non-income producing security

See accompanying notes to the financial statements.

80

PROFUNDS Precious Metals UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Home Loan Bank (98.6%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$22,470,000	$22,469,688

TOTAL FEDERAL HOME LOAN BANK		22,469,688

TOTAL INVESTMENTS (Cost $22,470,000)—98.6%		22,469,688
Net other assets (liabilities)—1.4%		316,547

NET ASSETS—100.0%		$22,786,235

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
Philadelphia Stock Exchange Gold and Silver Sector Index Swap Agreements expiring 08/25/03 (Underlying notional amount at value $34,289,483)	435,976	$173,257

*	Non-income producing security

See accompanying notes to the financial statements.

81

PROFUNDS Real Estate UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (75.7%)

	Shares	Value
AMB Property Corp.	7,128	$200,796
Annaly Mortgage Management, Inc.	8,640	172,022
Apartment Investment & Management Co.—Class A	7,452	257,839
Archstone-Smith Trust	15,768	378,432
Arden Realty Group, Inc.	6,048	156,946
AvalonBay Communities, Inc.	5,292	225,651
Boston Properties, Inc.	6,588	288,554
Brandywine Realty Trust	3,456	85,087
BRE Properties, Inc.—Class A	3,996	132,667
Camden Property Trust	3,672	128,336
Capital Automotive REIT	2,376	66,504
CarrAmerica Realty Corp.	4,752	132,153
Catellus Development Corp.*	7,236	159,191
CBL & Associates Properties, Inc.	2,376	102,168
Centerpoint Properties Corp.	2,160	132,300
Chelsea Property Group, Inc.	3,780	152,372
Colonial Properties Trust	1,620	57,008
Cousins Properties, Inc.	3,564	99,436
Crescent Real Estate Equities Co.	7,128	118,396
Developers Diversified Realty Corp.	7,128	202,720
Duke-Weeks Realty Corp.	11,664	321,343
Equity Inns, Inc.	3,564	24,592
Equity Office Properties Trust	37,260	1,006,394
Equity Residential Properties Trust	25,056	650,203
Essex Property Trust, Inc.	1,728	98,928
Federal Realty Investment Trust	4,212	134,784
FelCor Lodging Trust, Inc.	4,320	33,912
First Industrial Realty Trust, Inc.	3,240	102,384
General Growth Properties, Inc.	5,832	364,150
Glenborough Realty Trust, Inc.	2,592	49,637
Health Care Property Investors, Inc.	5,616	237,838
Health Care REIT, Inc.	3,456	105,408
Healthcare Realty Trust, Inc.	3,888	113,335
Highwoods Properties, Inc.	4,644	103,561
Home Properties of New York, Inc.	2,160	76,118
Hospitality Properties Trust	5,400	168,750
Host Marriott Corp.*	21,492	196,652
HRPT Properties Trust	11,880	109,296
iStar Financial, Inc.	9,180	335,070
Kilroy Realty Corp.	2,376	65,340
Kimco Realty Corp.	8,208	311,083
Koger Equity, Inc.	1,836	31,634
La Quinta Corp.*	12,960	55,858
Liberty Property Trust	6,804	235,418
LNR Property Corp.	2,052	76,745
Macerich Co.	4,860	170,732
Mack-Cali Realty Corp.	4,860	176,807
Manufactured Home Communities, Inc.	1,944	68,254
MeriStar Hospitality Corp.	3,888	19,984
Mills Corp.	2,808	94,208
Nationwide Health Properties, Inc.	4,536	72,258
New Plan Excel Realty Trust, Inc.	8,964	191,381
Pan Pacific Retail Properties	3,672	144,493
Plum Creek Timber Company, Inc.	16,956	440,008

Common Stocks, continued

	Shares	Value
Post Properties, Inc.	3,240	$85,860
Prentiss Properties Trust	3,456	103,645
Prologis Trust	13,932	380,344
Public Storage, Inc.	7,884	267,031
Realty Income Corp.	3,240	123,379
Reckson Associates Realty Corp.	4,860	101,380
Regency Centers Corp.	2,160	75,557
RFS Hotel Investors, Inc.	2,700	33,264
Rouse Co.	8,100	308,610
Shurgard Storage Centers, Inc.— Class A	3,348	110,752
Simon Property Group, Inc.	11,556	451,031
SL Green Realty Corp.	2,916	101,739
St. Joe Co.	2,808	87,610
Thornburg Mortgage Asset Corp.	5,508	136,048
Trizec Properties, Inc.	8,316	94,553
United Dominion Realty Trust, Inc.	10,368	178,537
Ventas, Inc.	7,344	111,262
Vornado Realty Trust	8,856	386,122
Weingarten Realty Investors	4,428	185,533

TOTAL COMMON STOCKS		12,957,393

Federal Home Loan Bank (14.1%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$2,415,000	2,414,966

TOTAL FEDERAL HOME LOAN BANK		2,414,966

TOTAL INVESTMENTS (cost $14,674,493)—89.8%		15,372,359
Net other assets (liabilities)—10.2%		1,750,565

NET ASSETS—100.0%		$17,122,924

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
Dow Jones U.S. Real Estate Index Swap Agreements expiring 08/25/03 (Underlying notional amount at value $12,957,417)	106	$119,919

*	Non-income producing security

See accompanying notes to the financial statements.

82

PROFUNDS Semiconductor UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (75.3%)

	Shares	Value
Actel Corp.*	378	$7,749
Advanced Micro Devices, Inc.*	5,481	35,133
Agere Systems, Inc.*	12,285	28,624
Agere Systems, Inc.—Class B*	14,553	33,472
Altera Corp.*	5,481	89,888
Amkor Technology, Inc.*	1,323	17,384
Analog Devices, Inc.*	5,859	204,010
Applied Materials, Inc.*	26,460	419,656
Applied Micro Circuits Corp.*	4,914	29,730
Asyst Technologies, Inc.*	567	3,793
Atmel Corp.*	6,993	17,692
ATMI, Inc.*	378	9,439
Axcelis Technologies, Inc.*	1,512	9,253
Broadcom Corp.—Class A*	3,402	84,744
Brooks Automation, Inc.*	567	6,430
Cirrus Logic, Inc.*	1,323	5,318
Cohu, Inc.	378	5,897
Conexant Systems, Inc.*	4,347	17,823
Credence Systems Corp.*	945	8,004
Cree Research, Inc.*	1,134	18,462
Cymer, Inc.*	567	18,150
Cypress Semiconductor Corp.*	1,890	22,680
DSP Group, Inc.*	378	8,138
DuPont Photomasks, Inc.*	189	3,559
ESS Technology, Inc.*	567	5,528
Exar Corp.*	567	8,976
Fairchild Semiconductor International, Inc.*	1,323	16,921
GlobespanVirata, Inc.*	1,890	15,593
Integrated Device Technology, Inc.*	1,701	18,796
Intel Corp.	105,273	2,187,994
Interdigital Communications Corp.*	945	22,085
International Rectifier Corp.*	945	25,345
Intersil Corp.—Class A*	2,268	60,351
KLA-Tencor Corp.*	3,024	140,586
Kopin Corp.*	1,134	6,940
Kulicke & Soffa Industries, Inc.*	756	4,831
Lam Research Corp.*	2,079	37,859
Lattice Semiconductor Corp.*	1,701	13,999
Linear Technology Corp.	5,103	164,368
LSI Logic Corp.*	6,048	42,820
LTX Corp.*	756	6,517
M-Systems Flash Disk Pioneers Ltd.*	378	4,207
Marvell Technology Group Ltd.*	1,323	45,472
Maxim Integrated Products, Inc.	5,292	180,933
Micrel, Inc.*	1,134	11,782
Microchip Technology, Inc.	3,213	79,136
Micron Technology, Inc.*	8,883	103,309
Mindspeed Technologies, Inc.*	1,188	3,209
National Semiconductor Corp.*	2,835	55,906
Novellus Systems, Inc.*	2,457	89,978
NVIDIA Corp.*	2,457	56,536
Oak Technology, Inc.*	945	5,868
Photronics, Inc.*	567	9,894
PMC-Sierra, Inc.*	2,646	31,038

Common Stocks, continued

	Shares	Value
Power Integrations, Inc.*	378	$9,193
Rambus, Inc.*	1,512	25,054
RF Micro Devices, Inc.*	3,024	18,204
Sandisk Corp.*	1,134	45,757
Semtech Corp.*	1,134	16,148
Silicon Image, Inc.*	1,134	6,328
Silicon Laboratories, Inc.*	567	15,105
Silicon Storage Technology, Inc.*	1,323	5,543
Siliconix, Inc.*	189	6,823
Skyworks Solutions, Inc.*	2,268	15,354
Teradyne, Inc.*	2,646	45,802
Texas Instruments, Inc.	27,783	488,981
Transmeta Corp.*	1,890	3,024
TriQuint Semiconductor, Inc.*	1,890	7,862
Ultratech Stepper, Inc.*	378	6,989
Varian Semiconductor Equipment Associates, Inc.*	567	16,874
Vitesse Semiconductor Corp.*	3,213	15,808
Xilinx, Inc.*	5,481	138,724
Zoran Corp.*	378	7,261

TOTAL COMMON STOCKS		5,456,639

Federal Home Loan Bank (22.8%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$1,649,000	1,648,977

TOTAL FEDERAL HOME LOAN BANK		1,648,977

TOTAL INVESTMENTS (Cost $5,529,023)—98.1%		7,105,616
Net other assets (liabilities)—1.9%		136,199

NET ASSETS—100.0%		$7,241,815

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
Dow Jones U.S. Semiconductor Index Swap Agreements expiring 08/25/03 (Underlying notional amount at value $5,456,536)	192	$57,726

*	Non-income producing security

See accompanying notes to the financial statements.

83

PROFUNDS Technology UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (75.3%)

	Shares	Value
3Com Corp.*	642	$3,005
ADC Telecommunications, Inc.*	1,926	4,484
Adobe Systems, Inc.	535	17,157
ADTRAN, Inc.*	107	5,488
Advanced Micro Devices, Inc.*	856	5,487
Affiliated Computer Services, Inc.— Class A*	321	14,679
Agere Systems, Inc.*	2,996	6,981
Altera Corp.*	856	14,038
Amdocs, Ltd.*	535	12,840
Amkor Technology, Inc.*	856	11,248
Amphenol Corp.—Class A*	214	10,019
Analog Devices, Inc.*	749	26,080
Apple Computer, Inc.*	856	16,367
Applied Materials, Inc.*	3,745	59,396
Applied Micro Circuits Corp.*	963	5,826
Autodesk, Inc.	214	3,458
Avaya, Inc.*	963	6,221
BEA Systems, Inc.*	1,070	11,620
BearingPoint, Inc.*	856	8,260
BMC Software, Inc.*	642	10,484
Broadcom Corp.—Class A*	428	10,661
Cadence Design Systems, Inc.*	856	10,323
Check Point Software Technologies, Ltd.*	749	14,643
CIENA Corp.*	1,070	5,553
Cisco Systems, Inc.*	15,194	253,587
Citrix Systems, Inc.*	428	8,714
Computer Associates International, Inc.	1,391	30,991
Computer Sciences Corp.*	428	16,315
Compuware Corp.*	963	5,557
Comverse Technology, Inc.*	321	4,825
Corning, Inc.*	2,782	20,559
Dell Computer Corp.*	5,457	174,406
Electronic Data Systems Corp.	1,070	22,952
EMC Corp.*	5,029	52,654
Emulex Corp.*	214	4,873
Foundry Networks, Inc.*	428	6,163
Harris Corp.	321	9,646
Hewlett-Packard Co.	6,527	139,025
Intel Corp.	14,124	293,554
International Business Machines Corp.	3,638	300,134
International Rectifier Corp.*	214	5,739
Intersil Corp.—Class A*	428	11,389
Intuit, Inc.*	428	19,059
J.D. Edwards & Co.*	321	4,600
JDS Uniphase Corp.*	2,782	9,765
Juniper Networks, Inc.*	856	10,589
KLA-Tencor Corp.*	535	24,872
Lam Research Corp.*	428	7,794
Level 3 Communications, Inc.*	1,177	7,815
Lexmark International Group, Inc.*	321	22,717
Linear Technology Corp.	642	20,679
LSI Logic Corp.*	1,391	9,848
Lucent Technologies, Inc.*	8,453	17,160
Marvell Technology Group, Ltd.*	321	11,033
Maxim Integrated Products, Inc.	642	21,950
Maxtor Corp.*	856	6,429
Mercury Interactive Corp.*	321	12,394
Microchip Technology, Inc.	535	13,177
Micron Technology, Inc.*	1,391	16,177

Common Stocks, continued

	Shares	Value
Microsoft Corp.	23,005	$589,159
Motorola, Inc.	5,243	49,441
National Semiconductor Corp.*	535	10,550
NCR Corp.*	321	8,224
NetScreen Technologies, Inc.*	428	9,651
Network Appliance, Inc.*	749	12,141
Network Associates, Inc.*	428	5,427
Novellus Systems, Inc.*	428	15,674
NVIDIA Corp.*	428	9,848
Oracle Corp.*	11,449	137,617
PanAmSat Corp.*	321	5,916
PeopleSoft, Inc.*	749	13,175
Pitney Bowes, Inc.	856	32,879
PMC-Sierra, Inc.*	535	6,276
QLogic Corp.*	321	15,514
Qualcomm, Inc.	1,712	61,204
Rambus, Inc.*	428	7,092
Reynolds & Reynolds Co.	321	9,168
Rockwell Collins, Inc.	535	13,177
Sandisk Corp.*	214	8,635
Scientific-Atlanta, Inc.	428	10,204
Siebel Systems, Inc.*	1,177	11,229
Storage Technology Corp.*	321	8,263
Sun Microsystems, Inc.*	7,383	33,962
SunGard Data Systems, Inc.*	535	13,862
Symantec Corp.*	321	14,079
Synopsys, Inc.*	214	13,236
Tellabs, Inc.*	963	6,327
Teradyne, Inc.*	749	12,965
Texas Instruments, Inc.	3,638	64,029
Unisys Corp.*	1,070	13,140
UTStarcom, Inc.*	321	11,418
VeriSign, Inc.*	535	7,399
Veritas Software Corp.*	963	27,609
WebMD Corp.*	963	10,429
Western Digital Corp.*	642	6,613
Xerox Corp.*	1,819	19,263
Xilinx, Inc.*	749	18,957
Yahoo!, Inc.*	1,284	42,064
Zebra Technologies Corp.*	107	8,045

TOTAL COMMON STOCKS		3,265,320

Federal Home Loan Bank (27.8%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$1,202,000	1,201,983

TOTAL FEDERAL HOME LOAN BANK		1,201,983

TOTAL INVESTMENTS (Cost $3,689,159)—103.1%		4,467,303
Net other assets (liabilities)—(3.1)%		(136,090)

NET ASSETS—100.0%		$4,331,213

See accompanying notes to the financial statements.

84

PROFUNDS Technology UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
Dow Jones U.S. Technology Index Swap Agreements expiring 07/23/03 (Underlying notional amount at value $3,267,377)	107	$(100,329)

*	Non-income producing security

See accompanying notes to the financial statements.

85

PROFUNDS Telecommunications UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (75.9%)

	Shares	Value
Alltel Corp.	1,470	$70,883
AT&T Corp.	3,675	70,744
AT&T Wireless Services, Inc.*	10,535	86,492
BellSouth Corp.	8,673	230,962
CenturyTel, Inc.	637	22,199
Cincinnati Bell, Inc.*	931	6,238
Citizens Communications Co.*	1,323	17,053
IDT Corp.*	98	1,754
IDT Corp.—Class B*	147	2,587
Nextel Communications, Inc.— Class A*	4,655	84,162
Nextel Partners, Inc.—Class A*	490	3,577
Qwest Communications International, Inc.*	6,517	31,151
SBC Communications, Inc.	15,631	399,373
Sprint Corp. (FON Group)	4,214	60,682
Sprint Corp. (PCS Group)*	3,969	22,822
Telephone & Data Systems, Inc.	245	12,177
US Cellular Corp.*	147	3,741
Verizon Communications, Inc.	12,838	506,460
Western Wireless Corp.—Class A*	343	3,955
Wireless Facilities, Inc.*	147	1,749

TOTAL COMMON STOCKS		1,638,761

Federal Home Loan Bank (25.1%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$543,000	542,992

TOTAL FEDERAL HOME LOAN BANK		542,992

TOTAL INVESTMENTS (Cost $1,988,072)—101.0%		2,181,753
Net other assets (liabilities)—(1.0)%		(21,879)

NET ASSETS—100.0%		$2,159,874

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
Dow Jones U.S. Telecommunications Index Swap Agreements expiring 09/23/03 (Underlying notional amount at value $1,638,771)	684,835	$(19,510)

*	Non-income producing security

See accompanying notes to the financial statements.

86

PROFUNDS Utilities UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (74.6%)

	Shares	Value
AES Corp.*	10,349	$65,716
AGL Resources, Inc.	1,027	26,127
Allegheny Energy, Inc.	2,291	19,359
Alliant Energy Corp.	1,659	31,571
Ameren Corp.	2,923	128,904
American Electric Power, Inc.	7,110	212,091
Aquilla, Inc.	3,476	8,968
Atmos Energy Corp.	790	19,592
Avista Corp.	790	11,179
Black Hills Corp.	553	16,977
Calpine Corp.*	6,399	42,233
CenterPoint Energy, Inc.	4,819	39,275
Cinergy Corp.	2,923	107,537
CLECO Corp.	869	15,051
CMS Energy Corp.	2,449	19,837
Consolidated Edison, Inc.	3,871	167,537
Constellation Energy Group, Inc.	2,923	100,259
Dominion Resources, Inc.	5,767	370,646
DPL, Inc.	2,291	36,519
DQE, Inc.	1,343	20,239
DTE Energy Co.	3,002	115,997
Duke Energy Corp.	16,195	323,090
Dynegy, Inc.—Class A	4,661	19,576
Edison International *	5,846	96,050
El Paso Electric Co.*	869	10,715
Energen Corp.	553	18,415
Energy East Corp.	2,607	54,121
Entergy Corp.	4,029	212,651
Equitable Resources, Inc.	1,106	45,058
Exelon Corp.	5,767	344,924
FirstEnergy Corp.	5,372	206,553
FPL Group, Inc.	3,239	216,527
Great Plains Energy, Inc.	1,264	36,504
Hawaiian Electric Industries, Inc.	632	28,977
IDACORP, Inc.	711	18,664
KeySpan Corp.	2,844	100,820
MDU Resources Group, Inc.	1,343	44,977
Mirant Corp.*	7,268	21,077
National Fuel Gas Co.	1,343	34,985
New Jersey Resources Corp.	474	16,827
NICOR, Inc.	790	29,317
NiSource, Inc.	4,740	90,060
Northeast Utilities System	2,291	38,351
Northwest Natural Gas Co.	474	12,917
NSTAR	948	43,181
NUI Corp.	316	4,904
OGE Energy Corp.	1,422	30,388
ONEOK, Inc.	1,343	26,363
Peoples Energy Corp.	632	27,106
Pepco Holdings, Inc.	3,081	59,032
PG&E Corp.*	7,347	155,389
Philadelphia Suburban Corp.	1,264	30,816
Piedmont Natural Gas Company, Inc.	553	21,462
Pinnacle West Capital Corp.	1,501	56,212
PNM Resources, Inc.	711	19,019

Common Stocks, continued

	Shares	Value
PPL Corp.	3,160	$135,880
Progress Energy, Inc.	4,345	190,746
Public Service Enterprise Group, Inc.	3,792	160,212
Puget Energy, Inc.	1,659	39,600
Questar Corp.	1,501	50,239
Reliant Resources, Inc.*	869	5,327
SCANA Corp.	1,817	62,287
Sempra Energy	3,713	105,932
Sierra Pacific Resources*	2,133	12,670
Southern Co.	12,956	403,710
Southern Union Co.*	632	10,706
TECO Energy, Inc.	3,160	37,888
Texas Genco Holdings, Inc.	237	5,510
TXU Corp.	5,767	129,469
UGI Corp.	711	22,539
Unisource Energy Corp.	632	11,882
Vectren Corp.	1,185	29,684
Westar Energy, Inc.	948	15,386
WGL Holdings, Inc.	869	23,202
Wisconsin Energy Corp.	2,054	59,566
WPS Resources Corp.	553	22,231
Xcel Energy, Inc.	7,189	108,123

TOTAL COMMON STOCKS		5,713,431

Federal Home Loan Bank (32.4%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$2,480,000	2,479,966

TOTAL FEDERAL HOME LOAN BANK		2,479,966

TOTAL INVESTMENTS (Cost $7,291,620)—107.0%		8,193,397
Net other assets (liabilities)—(7.0)%		(536,002)

NET ASSETS—100.0%		$7,657,395

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
Dow Jones U.S. Utilities Index Swap Agreements expiring 08/25/03 (Underlying notional amount at value $5,737,322)	79	$(74,010)

*	Non-income producing security

See accompanying notes to the financial statements.

87

PROFUNDS Wireless Communications UltraSector ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (74.7%)

	Shares	Value
Alltel Corp.	31,622	$1,524,813
AT&T Wireless Services, Inc.*	227,562	1,868,284
Nextel Communications, Inc.— Class A*	100,880	1,823,910
Nextel Partners, Inc.—Class A*	10,864	79,307
Sprint Corp. (PCS Group)*	85,748	493,051
Telephone & Data Systems, Inc.	4,850	241,045
US Cellular Corp.*	3,104	78,997
Western Wireless Corp.— Class A*	7,372	84,999
Wireless Facilities, Inc.*	3,104	36,938

TOTAL COMMON STOCKS		6,231,344

Federal Home Loan Bank (22.7%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$1,889,000	1,888,974

TOTAL FEDERAL HOME LOAN BANK		1,888,974

TOTAL INVESTMENTS (Cost $6,986,153)—97.4%		8,120,318
Net other assets (liabilities)—2.6%		216,642

NET ASSETS—100.0%		$8,336,960

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
Dow Jones U.S. Wireless Communications Index Swap Agreements expiring 08/25/03 (Underlying notional amount at value $6,230,917)	259	$138,272

*	Non-income producing security

See accompanying notes to the financial statements.

88

PROFUNDS U.S. Government Plus ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Home Loan Bank (143.9%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$7,164,000	$7,163,900

TOTAL FEDERAL HOME LOAN BANK		7,163,900

U.S. Treasury Bonds (20.9%)
U.S. Treasury Bonds, 5.375%, 02/15/31	920,000	1,038,738

TOTAL U.S. TREASURY BONDS		1,038,738

TOTAL INVESTMENTS (Cost $8,126,328)—164.8%		8,202,638
Net other assets (liabilities)—(64.8)%		(3,224,563)

NET ASSETS—100.0%		$4,978,075

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
30-Year U.S. Treasury Bond Swap Agreements expiring 07/31/03 (Underlying notional amount at value $5,168,848)	4,578,000	$30,151

See accompanying notes to the financial statements.

89

PROFUNDS Rising Rates Opportunity ProFund (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Home Loan Bank (93.6%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$109,698,000	$109,696,476

TOTAL FEDERAL HOME LOAN BANK		109,696,476

TOTAL INVESTMENTS (Cost $109,698,000)—93.6%		109,696,476
Net other assets (liabilities)—6.4%		7,452,200

NET ASSETS—100.0%		$117,148,676

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
30-Year U.S. Treasury Bond Swap Agreements expiring 07/31/03 (Underlying notional amount at value $146,852,643)	(130,066,000)	$(582,280)

See accompanying notes to the financial statements.

90

This Page Intentionally Left Blank

91

PROFUNDS

June 30, 2003

(Unaudited)

Statements of Assets and Liabilities

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	OTC ProFund
Assets:
Investment securities, at cost	$91,353,633	$40,842,729	$114,699,790	$71,069,170
Unrealized appreciation/depreciation on investment securities	8,739,373	2,215,662	4,658,328	23,563,081

Investment securities, at value	100,093,006	43,058,391	119,358,118	94,632,251
Cash	57,910	—	3,243	2,796
Segregated cash balances with brokers for futures contracts	1,292,841	635,496	1,012,800	87,020
Dividends and interest receivable	102,283	13,311	101,138	2,400
Receivable for investments sold	—	133,847	4,166,955	4,135,596
Receivable for capital shares issued	3,196,785	28,506	819,865	893,710
Prepaid expenses	25,794	6,386	14,167	18,263

Total Assets	104,768,619	43,875,937	125,476,286	99,772,036

Liabilities:
Cash overdraft	—	135,554	—	—
Payable for investments purchased	—	2,600,131	—	—
Payable for capital shares redeemed	4,094,429	33,633	5,170,146	5,040,706
Unrealized depreciation on swap agreements	—	—	2,482	—
Variation margin on futures contracts	21,803	47,454	3,200	4,560
Advisory fees payable	67,168	29,699	92,147	63,842
Management services fees payable	13,434	5,940	18,430	13,681
Administration fees payable	4,268	1,680	5,853	4,346
Distribution and service fees payable—Service Class	11,728	8,146	10,092	10,504
Other accrued expenses	67,716	45,554	118,798	122,850

Total Liabilities	4,280,546	2,907,791	5,421,148	5,260,489

Net Assets	$100,488,073	$40,968,146	$120,055,138	$94,511,547

Net Assets consist of:
Capital	$141,365,004	$41,104,370	$116,640,390	$87,200,400
Accumulated net investment income/(loss)	(76,194)	(162,567)	(328,086)	(1,170,681)
Accumulated net realized gains (losses) on investments	(49,126,614)	(2,039,845)	(660,299)	(15,074,361)
Net unrealized appreciation/depreciation on investments	8,325,877	2,066,188	4,403,133	23,556,189

Net Assets	$100,488,073	$40,968,146	$120,055,138	$94,511,547

Investor Class:
Net Assets	$95,970,900	$34,378,986	$112,418,593	$65,810,081
Shares of Beneficial Interest Outstanding	2,171,569	1,252,058	4,131,196	1,355,169
Net Asset Value (offering and redemption price per share)	$44.19	$27.46	$27.21	$48.56

Service Class:
Net Assets	$4,517,173	$6,589,160	$7,636,545	$28,701,466
Shares of Beneficial Interest Outstanding	107,204	242,731	286,093	607,456
Net Asset Value (offering and redemption price per share)	$42.14	$27.15	$26.69	$47.25

See accompanying notes to the financial statements.

92

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund

$25,370,853	$23,890,522	$22,831,726	$21,046,959	$52,313,474	$24,449,983
369,626	4,117,878	1,715,967	745,733	6,275,027	5,284,404

25,740,479	28,008,400	24,547,693	21,792,692	58,588,501	29,734,387
434	—	1,564	1,900	706	2,012
6,105	6,105	5,480	5,480	5,730	5,730
20,617	53,774	25,147	2,120	46,195	18,325
—	—	—	—	—	—
21,109	71,112	42,269	163,224	197,611	2,264,341
11,579	13,826	7,016	7,957	10,874	11,648

25,800,323	28,153,217	24,629,169	21,973,373	58,849,617	32,036,443

—	106,056	—	—	—	—
—	—	—	177,745	—	2,076,551
148,690	89,945	—	—	47,275	80,821
—	—	—	—	—	—
120	120	400	400	20	20
10,245	24,327	16,314	338	38,276	22,289
2,049	4,865	3,263	68	7,655	4,458
800	1,547	1,113	271	2,531	1,417
2,303	2,226	5,677	1,443	10,723	5,168
2,496	70,426	28,000	17,258	89,553	83,011

166,703	299,512	54,767	197,523	196,033	2,273,735

$25,633,620	$27,853,705	$24,574,402	$21,775,850	$58,653,584	$29,762,708

$33,793,813	$20,469,210	$25,741,047	$23,350,396	$58,312,343	$24,006,204
22,752	(115,116)	(35,813)	(65,814)	(129,124)	(281,877)
(8,550,438)	3,383,866	(2,845,311)	(2,252,977)	(5,803,054)	755,585
367,493	4,115,745	1,714,479	744,245	6,273,419	5,282,796

$25,633,620	$27,853,705	$24,574,402	$21,775,850	$58,653,584	$29,762,708

$24,443,983	$25,772,282	$23,809,971	$20,028,100	$54,834,289	$25,274,552
718,372	767,697	879,614	760,275	2,025,485	1,006,949
$34.03	$33.57	$27.07	$26.34	$27.07	$25.10

$1,189,637	$2,081,423	$764,431	$1,747,750	$3,819,295	$4,488,156
35,134	62,300	28,682	67,477	143,774	181,327
$33.86	$33.41	$26.65	$25.90	$26.56	$24.75

See accompanying notes to the financial statements.

93

PROFUNDS

June 30, 2003

(Unaudited)

Statements of Assets and Liabilities, continued

	Europe 30 ProFund	UltraBull ProFund	UltraMid-Cap ProFund	UltraSmall-Cap ProFund
Assets:
Investment securities, at cost	$8,065,290	$79,679,809	$22,782,775	$56,612,984
Unrealized appreciation/depreciation on investment securities	1,048,854	12,864,581	1,469,437	5,258,354

Investment securities, at value	9,114,144	92,544,390	24,252,212	61,871,338
Cash	—	51,387	—	69,220
Segregated cash balances with brokers for futures contracts	14,320	—	497,000	3,671,677
Dividends and interest receivable	10,955	83,037	8,346	61,908
Receivable for investments sold	357,381	—	2,620,483	10,088,423
Receivable for capital shares issued	38,130	1,696,343	30,529	494,460
Unrealized appreciation on swap agreements	—	—	—	—
Variation margin on futures contracts	235	—	—	—
Prepaid and other expenses	11,619	42,005	16,198	14,811

Total Assets	9,546,784	94,417,162	27,424,768	76,271,837

Liabilities:
Cash overdraft	343,139	—	616,217	—
Payable for investments purchased	—	—	58,673	—
Payable for capital shares redeemed	7,642	3,237,739	3,369,498	16,706,809
Unrealized depreciation on swap agreements	—	57,070	96,052	37,416
Variation margin on futures contracts	—	68,943	38,690	85,960
Advisory fees payable	13,448	61,157	11,380	53,777
Management services fees payable	2,690	12,231	2,276	10,755
Administration fees payable	596	3,885	859	3,417
Distribution and service fees payable—Service Class	4,966	35,730	3,696	14,098
Other accrued expenses	20,759	131,176	31,746	83,332

Total Liabilities	393,240	3,607,931	4,229,087	16,995,564

Net Assets	$9,153,544	$90,809,231	$23,195,681	$59,276,273

Net Assets consist of:
Capital	$13,878,458	$234,519,718	$66,836,826	$107,198,017
Accumulated net investment income/(loss)	100,371	(216,172)	(177,417)	(266,745)
Accumulated net realized gains (losses) on investments	(5,872,972)	(155,011,526)	(44,844,128)	(52,631,612)
Net unrealized appreciation/depreciation on investments	1,047,687	11,517,211	1,380,400	4,976,613

Net Assets	$9,153,544	$90,809,231	$23,195,681	$59,276,273

Investor Class:
Net Assets	$6,445,310	$84,987,224	$17,923,115	$53,146,544
Shares of Beneficial Interest Outstanding	625,131	2,312,732	881,408	4,163,144
Net Asset Value (offering and redemption price per share)	$10.31	$36.75	$20.33	$12.77

Service Class:
Net Assets	$2,708,234	$5,822,007	$5,272,566	$6,129,729
Shares of Beneficial Interest Outstanding	252,545	166,061	267,743	496,507
Net Asset Value (offering and redemption price per share)	$10.72	$35.06	$19.69	$12.35

See accompanying notes to the financial statements.

94

UltraDow 30 ProFund	UltraOTC ProFund	UltraJapan ProFund	Bear ProFund	Short Small-Cap ProFund	Short OTC ProFund

$5,801,943	$216,130,470	$17,089,089	$48,612,251	$13,525,655	$15,862,665
671,157	61,185,269	454,231	(3,051)	(2,393)	(675)

6,473,100	277,315,739	17,543,320	48,609,200	13,523,262	15,861,990
—	241,364	—	—	10,664	8,352
122,752	7,167,382	62,257	1,631,181	328,656	230,714
11,161	5,240	—	—	—	—
—	6,203,395	—	—	—	—
198,142	1,624,269	131,467	708,099	16,328,974	371,802
—	—	—	48,737	1,161	54,783
110	—	32,743	28,801	1,200	—
17,980	45,277	15,535	29,877	39,551	37,826

6,823,245	292,602,666	17,785,322	51,055,895	30,233,468	16,565,467

1,241	—	61,659	113,779	—	—
171,975	—	—	—	—	—
229,030	10,780,688	2,067,969	626,442	2,479,531	32,050
4,025	756,861	—	—	—	—
—	371,721	—	—	11,436	11,984
5,619	180,277	8,203	28,151	6,727	8,187
1,124	36,055	1,367	5,630	1,345	1,638
433	11,450	566	1,786	402	520
657	372,294	1,809	7,189	3,057	4,266
15,130	275,138	17,169	57,649	—	16,698

429,234	12,784,484	2,158,742	840,626	2,502,498	75,343

$6,394,011	$279,818,182	$15,626,580	$50,215,269	$27,730,970	$16,490,124

$7,350,009	$2,089,397,017	$35,790,615	$64,123,331	$33,705,408	$26,501,008
(9,029)	(1,601,893)	(52,634)	(251,834)	(282,915)	(134,482)
(1,613,619)	(1,866,904,633)	(20,824,195)	(13,964,646)	(5,582,597)	(9,903,391)
666,650	58,927,691	712,794	308,418	(108,926)	26,989

$6,394,011	$279,818,182	$15,626,580	$50,215,269	$27,730,970	$16,490,124

$5,582,485	$262,038,829	$13,980,252	$39,092,853	$23,509,268	$10,568,549
239,358	17,233,106	613,823	985,765	759,095	398,418
$23.33	$15.21	$22.78	$39.66	$30.97	$26.53

$811,526	$17,779,353	$1,646,328	$11,122,416	$4,221,702	$5,921,575
35,005	1,233,531	73,461	288,840	137,693	225,583
$23.18	$14.41	$22.41	$38.51	$30.66	$26.25

See accompanying notes to the financial statements.

95

PROFUNDS

June 30, 2003

(Unaudited)

Statements of Assets and Liabilities, continued

	UltraBear ProFund	UltraShort OTC ProFund	Banks UltraSector ProFund	Basic Materials UltraSector ProFund
Assets:
Investment securities, at cost	$131,754,401	$128,955,995	$791,325	$901,138
Unrealized appreciation/depreciation on investment securities	1,415,965	(3,156)	142,564	111,074

Investment securities, at value	133,170,366	128,952,839	933,889	1,012,212
Cash	—	—	637	854
Segregated cash balances with brokers for futures contracts	—	1,350,420	—	—
Dividends and interest receivable	—	—	2,762	3,193
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	5,343,547	7,255,491	14,311	3,826
Unrealized appreciation on swap agreements	102,060	721,378	2,473	—
Variation margin on futures contracts	172,638	71,620	—	—
Receivable from Advisor	—	—	3,017	2,598
Prepaid expenses	52,023	46,733	9,371	18,022

Total Assets	138,840,634	138,398,481	966,460	1,040,705

Liabilities:
Cash overdraft	130,654	20,387	—	—
Payable for capital shares redeemed	736,453	1,082,366	8,295	8,075
Unrealized depreciation on swap agreements	—	—	—	129
Advisory fees payable	77,026	76,887	—	—
Management services fees payable	15,405	15,378	—	—
Administration fees payable	4,888	4,881	53	54
Distribution and service fees payable-Service Class	35,005	8,414	230	40
Other accrued expenses	159,397	134,521	6,579	13,184

Total Liabilities	1,158,828	1,342,834	15,157	21,482

Net Assets	$137,681,806	$137,055,647	$951,303	$1,019,223

Net Assets consist of:
Capital	$195,561,595	$310,777,443	$1,037,130	$5,056,291
Accumulated net investment income/(loss)	(667,866)	(393,701)	(89)	11,463
Accumulated net realized gains (losses) on investments	(61,200,812)	(174,063,191)	(230,775)	(4,159,476)
Net unrealized appreciation/depreciation on investments	3,988,889	735,096	145,037	110,945

Net Assets	$137,681,806	$137,055,647	$951,303	$1,019,223

Investor Class:
Net Assets	$128,536,636	$127,415,939	$692,558	$966,637
Shares of Beneficial Interest Outstanding	4,078,966	3,800,192	25,014	41,999
Net Asset Value (offering and redemption price per share)	$31.51	$33.53	$27.69	$23.02

Service Class:
Net Assets	$9,145,170	$9,639,708	$258,745	$52,586
Shares of Beneficial Interest Outstanding	287,364	273,120	9,009	2,281
Net Asset Value (offering and redemption price per share)	$31.82	$35.29	$28.72	$23.06

See accompanying notes to the financial statements.

96

Biotechnology UltraSector ProFund	Energy UltraSector ProFund	Financial UltraSector ProFund	Healthcare UltraSector ProFund	Internet UltraSector ProFund	Pharmaceuticals UltraSector ProFund

$11,041,224	$4,180,089	$3,765,597	$2,056,353	$25,934,092	$3,471,830
2,600,897	220,582	474,625	249,547	4,379,197	380,856

13,642,121	4,400,671	4,240,222	2,305,900	30,313,289	3,852,686
760	127	504	4	106	1,002
—	—	—	—	—	—
541	1,886	15,853	1,263	—	2,409
1,665,741	78,206	198,144	355,050	—	81,025
444,556	27,191	—	103,163	451,148	20,811
210,959	—	—	—	1,020,713	—
—	—	—	—	—	—
—	753	—	2,763	—	—
13,572	15,463	17,119	16,484	13,145	18,207

15,978,250	4,524,297	4,471,842	2,784,627	31,798,401	3,976,140

—	—	—	—	—	—
2,670,322	58,032	202,526	531,715	294,556	74,941
—	52,716	9,850	28,421	—	73,130
13,312	—	1,917	—	28,677	609
2,662	—	384	—	5,735	121
863	172	201	85	1,276	144
5,818	338	2,301	339	5,570	264
23,539	11,631	18,060	7,011	10,336	13,557

2,716,516	122,889	235,239	567,571	346,150	162,766

$13,261,734	$4,401,408	$4,236,603	$2,217,056	$31,452,251	$3,813,374

$27,099,189	$11,228,512	$14,029,365	$9,583,587	$36,600,782	$10,077,681
(124,125)	6,231	(18,162)	(9,945)	(225,599)	(5,483)
(16,525,186)	(7,001,201)	(10,239,375)	(7,577,712)	(10,322,842)	(6,566,550)
2,811,856	167,866	464,775	221,126	5,399,910	307,726

$13,261,734	$4,401,408	$4,236,603	$2,217,056	$31,452,251	$3,813,374

$10,347,324	$4,001,311	$2,796,179	$1,481,173	$24,526,971	$3,212,451
279,954	310,732	152,921	114,415	508,913	269,321
$36.96	$12.88	$18.29	$12.94	$48.19	$11.93

$2,914,410	$400,097	$1,440,424	$735,883	$6,925,280	$600,923
81,055	31,948	80,880	58,555	149,606	51,673
$35.95	$12.52	$17.81	$12.57	$46.29	$11.63

See accompanying notes to the financial statements.

97

PROFUNDS

June 30, 2003

(Unaudited)

Statements of Assets and Liabilities, continued

	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund	Technology UltraSector ProFund
Assets:
Investment securities, at cost	$22,470,000	$14,674,493	$5,529,023	$3,689,159
Unrealized appreciation/depreciation on investment securities	(312)	697,866	1,576,593	778,144

Investment securities, at value	22,469,688	15,372,359	7,105,616	4,467,303
Cash	1,299	1,803	763,069	387
Dividends and interest receivable	—	105,107	52	889
Receivable for investments sold	—	—	—	60,990
Receivable for capital shares issued	712,852	7,621,935	472,097	9,064
Unrealized appreciation on swap agreements	173,257	119,919	57,726	—
Receivable from Advisor	—	—	—	—
Prepaid expenses	15,121	16,859	20,678	17,516

Total Assets	23,372,217	23,237,982	8,419,238	4,556,149

Liabilities:
Cash overdraft	—	—	—	—
Dividends payable	—	4,336	—	—
Payable for investments purchased	—	4,920,820	993,326	—
Payable for capital shares redeemed	556,098	1,159,043	152,308	105,529
Unrealized depreciation on swap agreements	—	—	—	100,329
Advisory fees payable	14,407	6,987	4,503	1,252
Management services fees payable	2,881	1,397	901	250
Administration fees payable-	918	473	367	201
Distribution and service fees payable—Service Class	1,150	4,882	1,174	819
Other accrued expenses	10,528	17,120	24,844	16,556

Total Liabilities	585,982	6,115,058	1,177,423	224,936

Net Assets	$22,786,235	$17,122,924	$7,241,815	$4,331,213

Net Assets consist of:
Capital	$23,128,256	$22,973,491	$21,220,743	$15,003,124
Accumulated net investment income/(loss)	(125,350)	(321,711)	(90,734)	(43,781)
Accumulated net realized gains (losses) on investments	(389,616)	(6,346,641)	(15,522,513)	(11,305,945)
Net unrealized appreciation/depreciation on investments	172,945	817,785	1,634,319	677,815

Net Assets	$22,786,235	$17,122,924	$7,241,815	$4,331,213

Investor Class:
Net Assets	$21,734,338	$9,967,077	$5,973,644	$3,789,261
Shares of Beneficial Interest Outstanding	951,269	489,612	361,911	187,797
Net Asset Value (offering and redemption price per share)	$22.85	$20.36	$16.51	$20.18

Service Class:
Net Assets	$1,051,897	$7,155,847	$1,268,171	$541,952
Shares of Beneficial Interest Outstanding	46,458	339,783	79,253	27,237
Net Asset Value (offering and redemption price per share)	$22.64	$21.06	$16.00	$19.90

(a)	Investment in Scudder Cash Management Portfolio

See accompanying notes to the financial statements.

98

Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Wireless Communications UltraSector ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity ProFund	Money Market ProFund

$1,988,072	$7,291,620	$6,986,153	$8,126,328	$109,698,000	$505,784,057	(a)
193,681	901,777	1,134,165	76,310	(1,524)	—

2,181,753	8,193,397	8,120,318	8,202,638	109,696,476	505,784,057	(a)
734	4,566	412	—	2,667,085	—
2,971	32,595	15,527	26,655	—	—
—	1,734,973	128,394	451,586	—	—
20,315	61,996	339,417	456,710	6,155,424	—
—	—	138,272	30,151	—	—
1,887	—	—	—	—	—
18,923	24,910	25,284	21,237	22,452	80,421

2,226,583	10,052,437	8,767,624	9,188,977	118,541,437	505,864,478

—	—	—	1,575,971	—	—
—	—	—	—	—	83,450
—	—	—	—	—	—
39,569	2,286,861	416,120	2,601,609	675,141	—
19,510	74,010	—	—	582,280	—
—	6,435	695	5,809	38,980	—
—	1,287	139	1,743	7,796	130,088
76	451	203	618	2,479	12,789
111	6,215	495	6,218	5,950	29,002
7,443	19,783	13,012	18,934	80,135	353,175

66,709	2,395,042	430,664	4,210,902	1,392,761	608,504

$2,159,874	$7,657,395	$8,336,960	$4,978,075	$117,148,676	$505,255,974

$7,314,013	$9,602,925	$21,396,622	$5,869,469	$122,105,011	$505,248,316
10,144	22,275	(66,582)	(196,391)	(355,273)	6,400
(5,338,454)	(2,795,572)	(14,265,517)	(801,464)	(4,017,258)	1,258
174,171	827,767	1,272,437	106,461	(583,804)	—

$2,159,874	$7,657,395	$8,336,960	$4,978,075	$117,148,676	$505,255,974

$1,832,924	$2,207,111	$7,957,543	$2,199,917	$95,354,888	$380,616,002
107,083	186,617	904,282	62,832	4,239,245	380,611,345
$17.12	$11.83	$8.80	$35.01	$22.49	$1.00

$326,950	$5,450,284	$379,417	$2,778,158	$21,793,788	$124,639,972
19,598	469,531	44,741	79,357	976,060	124,637,002
$16.68	$11.61	$8.48	$35.00	$22.33	$1.00

See accompanying notes to the financial statements.

99

PROFUNDS

For the six months ended June 30, 2003

(Unaudited)

Statements of Operations

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	OTC ProFund
Investment Income:
Dividends	$720,675	$81,712	$197,272	$109,758
Interest	49,405	41,631	186,280	47,468

Total Investment Income	770,080	123,343	383,552	157,226

Expenses:
Advisory fees	335,643	79,177	225,195	422,955
Management services fees	67,129	15,836	45,039	90,633
Administration fees	23,157	8,319	22,315	27,115
Distribution and service fees—Service Class	46,270	38,877	55,434	78,319
Transfer agency and administrative service fees	220,275	52,175	134,584	272,083
Registration and filing fees	31,606	13,269	21,343	28,602
Custody fees	39,542	13,418	31,134	38,000
Fund accounting fees	42,013	11,755	30,457	58,232
Other fees	43,704	11,913	31,473	63,680

Total Gross Expenses before reductions	849,339	244,739	596,974	1,079,619
Less Expenses reduced by the Advisor	(3,065)	(732)	(579)	(3,001)

Total Net Expenses	846,274	244,007	596,395	1,076,618

Net Investment Income/(Loss)	(76,194)	(120,664)	(212,843)	(919,392)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(10,215,732)	(1,208,395)	629,719	(4,348,149)
Net realized gains (losses) on futures contracts and swap agreements	692,833	1,264,975	3,194,586	539,226
Change in net unrealized appreciation (depreciation) on investments	3,471,000	1,292,195	4,649,508	21,812,965

Net Realized and Unrealized Gains (Losses) on Investments	(6,051,899)	1,348,775	8,473,813	18,004,042

Change in Net Assets Resulting from Operations	$(6,128,093)	$1,228,111	$8,260,970	$17,084,650

See accompanying notes to the financial statements.

100

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund

$233,948	$325,930	$68,323	$13,077	$148,062	$106,133
538	415	391	491	549	57

234,486	326,345	68,714	13,568	148,611	106,190

83,452	185,872	32,770	17,945	89,081	124,124
16,690	37,175	6,554	3,589	17,816	24,825
5,426	8,354	3,946	3,345	10,554	7,751
9,127	7,699	15,225	10,369	25,360	20,323
33,556	108,393	20,338	12,705	58,534	83,954
20,103	20,668	15,235	17,138	18,841	17,186
17,898	22,552	12,584	9,584	28,382	30,029
6,673	19,417	5,688	4,038	14,932	19,497
6,999	26,564	6,400	4,039	18,154	23,452

199,924	436,694	118,740	82,752	281,654	351,141
(4,134)	(942)	(18,348)	(25,847)	(24,783)	(8,994)

195,790	435,752	100,392	56,905	256,871	342,147

38,696	(109,407)	(31,678)	(43,337)	(108,260)	(235,957)

(5,775,227)	5,495,890	(276,030)	(262,613)	(753,463)	2,621,242
9,477	9,477	10,347	10,347	12,927	12,927
1,004,313	4,122,481	1,472,721	253,874	5,942,003	4,049,975

(4,761,437)	9,627,848	1,207,038	1,608	5,201,467	6,684,144

$(4,722,741)	$9,518,441	$1,175,360	$(41,729)	$5,093,207	$6,448,187

See accompanying notes to the financial statements.

101

PROFUNDS

For the six months ended June 30, 2003

(Unaudited)

Statements of Operations, continued

	Europe 30 ProFund	UltraBull ProFund	UltraMid-Cap ProFund	UltraSmall-Cap ProFund
Investment Income:
Dividends	$180,477	$541,977	$56,004	$127,671
Interest	4,462	44,534	38,271	117,825

Total Investment Income	184,939	586,511	94,275	245,496

Expenses:
Advisory fees	40,961	295,449	66,067	156,737
Management services fees	8,192	59,090	13,213	31,348
Administration fees	3,113	20,550	5,239	13,204
Distribution and service fees—Service Class	21,690	40,257	12,948	29,422
Transfer agency and administrative service fees	20,361	189,916	26,525	75,833
Registration and filing fees	13,681	57,344	28,241	21,000
Custody fees	7,633	50,556	23,795	33,643
Fund accounting fees	5,861	44,370	9,863	20,909
Other fees	6,696	44,420	11,788	22,076

Total Gross Expenses before reductions	128,188	801,952	197,679	404,172
Less Expenses reduced by the Advisor	(326)	(1,889)	(13,545)	(798)

Total Net Expenses	127,862	800,063	184,134	403,374

Net Investment Income/(Loss)	57,077	(213,552)	(89,859)	(157,878)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(581,250)	(22,721,618)	1,622,706	(903,545)
Net realized gains (losses) on futures contracts and swap agreements	(4,172)	29,076,192	2,133,753	8,468,743
Change in net unrealized appreciation (depreciation) on investments	662,021	5,242,201	(1,372,686)	5,600,221

Net Realized and Unrealized Gains (Losses) on Investments	76,599	11,596,775	2,383,773	13,165,419

Change in Net Assets Resulting from Operations	$133,676	$11,383,223	$2,293,914	$13,007,541

See accompanying notes to the financial statements.

102

UltraDow 30 ProFund	UltraOTC ProFund	UltraJapan ProFund	Bear ProFund	Short Small-Cap ProFund	Short OTC ProFund

$73,571	$160,608	$—	$—	$—	$—
9,393	195,026	11,742	392,077	356,105	171,599

82,964	355,634	11,742	392,077	356,105	171,599

32,814	835,804	28,910	262,817	234,900	113,278
6,563	167,162	4,818	52,564	46,980	22,656
2,138	63,339	3,412	14,053	10,256	5,562
7,667	76,285	1,884	49,459	34,702	39,125
17,557	484,973	13,287	148,548	127,995	53,211
18,830	55,567	24,049	37,203	36,903	33,678
7,334	65,828	3,019	21,341	20,811	12,876
4,223	109,702	3,345	32,975	26,866	14,109
5,518	110,798	3,619	37,951	28,802	14,014

102,644	1,969,458	86,343	656,911	568,215	308,509
(9,922)	(6,267)	(21,967)	(4,755)	(5,995)	(3,084)

92,722	1,963,191	64,376	652,156	562,220	305,425

(9,758)	(1,607,557)	(52,634)	(260,079)	(206,115)	(133,826)

(352,762)	(2,204,579)	(20,369,741)	18,769	7,948	39,505
224,499	35,846,313	20,894,692	(13,486,584)	(4,252,677)	(8,339,550)
386,471	38,417,389	770,192	685,867	(701,211)	(223,908)

258,208	72,059,123	1,295,143	(12,781,948)	(4,945,940)	(8,523,953)

$248,450	$70,451,566	$1,242,509	$(13,042,027)	$(5,152,055)	$(8,657,779)

See accompanying notes to the financial statements.

103

PROFUNDS

For the six months ended June 30, 2003

(Unaudited)

Statements of Operations, continued

	UltraBear ProFund	UltraShort OTC ProFund	Banks UltraSector ProFund	Basic Materials UltraSector ProFund
Investment Income:
Dividends	$—	$—	$10,963	$17,727
Interest	717,308	796,313	1,458	2,318

Total Investment Income	717,308	796,313	12,421	20,045

Expenses:
Advisory fees	588,862	511,375	4,089	5,864
Management services fees	117,773	102,276	818	1,173
Administration fees	35,396	32,852	247	409
Distribution and service fees-Service Class	49,415	32,608	1,024	1,682
Transfer agency and administrative service fees	335,237	290,101	2,062	3,707
Registration and filing fees	66,321	61,061	14,757	13,746
Custody fees	45,290	41,021	8,777	8,574
Fund accounting fees	76,161	65,607	1,029	1,539
Other fees	83,323	71,189	1,304	2,363

Total Gross Expenses before reductions	1,397,778	1,208,090	34,107	39,057
Less Expenses reduced by the Advisor	(8,094)	(7,305)	(22,486)	(22,175)

Total Net Expenses	1,389,684	1,200,785	11,621	16,882

Net Investment Income/(Loss)	(672,376)	(404,472)	800	3,163

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(127,511,347)	135,560	(33,977)	(197,611)
Net realized gains (losses) on futures contracts and swap agreements	80,527,838	(64,145,365)	29,900	(173,501)
Change in net unrealized appreciation (depreciation) on investments	1,795,320	(2,355,154)	74,773	26,170

Net Realized and Unrealized Gains (Losses) on Investments	(45,188,189)	(66,364,959)	70,696	(344,942)

Change in Net Assets Resulting from Operations	$(45,860,565)	$(66,769,431)	$71,496	$(341,779)

See accompanying notes to the financial statements.

104

Biotechnology UltraSector ProFund	Energy UltraSector ProFund	Financial UltraSector ProFund	Healthcare UltraSector ProFund	Internet UltraSector ProFund	Pharmaceuticals UltraSector ProFund

$4,327	$32,252	$39,863	$10,771	$—	$19,882
14,800	5,101	6,439	2,795	18,711	5,116

19,127	37,353	46,302	13,566	18,711	24,998

38,960	13,587	16,880	7,767	51,277	13,235
7,792	2,717	3,376	1,553	10,255	2,647
3,256	1,165	1,196	515	5,673	1,003
14,771	3,000	8,199	2,141	13,319	3,430
20,147	7,000	8,298	3,455	21,813	7,440
18,102	15,463	12,526	17,506	25,604	12,777
10,310	8,143	10,608	9,324	5,224	5,894
5,940	2,357	2,871	1,393	5,791	2,177
8,536	3,459	4,511	2,053	7,684	3,118

127,814	56,891	68,465	45,707	146,640	51,721
(11,906)	(18,737)	(16,467)	(23,431)	(227)	(13,978)

115,908	38,154	51,998	22,276	146,413	37,743

(96,781)	(801)	(5,696)	(8,710)	(127,702)	(12,745)

(314,475)	(4,273)	(155,341)	(103,235)	(966,207)	(411,941)
1,174,134	(153,665)	32,914	(24,490)	817,917	(262,187)
2,377,243	78,240	226,726	79,505	4,634,204	44,184

3,236,902	(79,698)	104,299	(48,220)	4,485,914	(629,944)

$3,140,121	$(80,499)	$98,603	$(56,930)	$4,358,212	$(642,689)

See accompanying notes to the financial statements.

105

PROFUNDS

For the six months ended June 30, 2003

(Unaudited)

Statements of Operations, continued

	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund	Technology UltraSector ProFund

Investment Income:
Dividends	$—	$193,999	$5,815	$9,494
Interest	113,653	12,416	11,457	5,894
Expenses	—	—	—	—

Total Investment Income	113,653	206,415	17,272	15,388

Expenses:
Advisory fees	73,697	33,848	29,454	15,902
Management services fees	14,739	6,770	5,891	3,180
Administration fees	6,736	2,972	2,756	1,361
Distribution and service fees-Service Class	8,371	20,051	6,127	2,103
Transfer agency and administrative service fees	36,103	14,055	16,748	8,579
Registration and filing fees	29,833	15,465	14,497	13,513
Custody fees	8,732	8,484	10,013	10,310
Fund accounting fees	10,070	4,464	4,683	2,703
Other fees	13,485	7,031	6,579	3,787

Total Gross Expenses before reductions	201,766	113,140	96,748	61,438
Less Expenses reduced by the Advisor	(2,375)	(5,251)	(14,255)	(18,139)

Total Net Expenses	199,391	107,889	82,493	43,299

Net Investment Income/(Loss)	(85,738)	98,526	(65,221)	(27,911)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	—	7,230	(130,906)	(243,594)
Net realized gains (losses) on swap agreements	444,132	509,044	590,610	297,234
Change in net unrealized appreciation (depreciation) on investments	629,351	592,057	1,353,310	482,659

Net Realized and Unrealized Gains (Losses) on Investments	1,073,483	1,108,331	1,813,014	536,299

Change in Net Assets Resulting from Operations	$987,745	$1,206,857	$1,747,793	$508,388

(a)	Allocated from Scudder Cash Management Portfolio

See accompanying notes to the financial statements.

106

Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Wireless Communications UltraSector ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity ProFund	Money Market ProFund

$58,899	$103,930	$16,330	$—	$—	$—
3,117	9,183	7,396	101,518	212,281	3,695,340	(a)
—	—	—	—	—	(487,595	)(a)

62,016	113,113	23,726	101,518	212,281	3,207,745

7,794	25,809	18,075	26,464	143,077	—
1,559	5,162	3,615	7,939	28,616	947,210
591	1,683	2,496	1,860	19,268	86,541
859	17,688	4,108	21,745	29,461	259,719
4,629	10,610	10,910	22,817	86,946	708,407
12,730	16,226	10,993	21,172	27,701	97,239
3,361	9,965	3,891	7,951	11,517	391
981	3,385	2,981	5,625	20,249	5,211
1,371	5,079	3,770	6,447	20,579	216,557

33,875	95,607	60,839	122,020	387,414	2,321,275
(12,784)	(10,875)	(9,868)	(10,903)	(855)	(21,881)

21,091	84,732	50,971	111,117	386,559	2,299,394

40,925	28,381	(27,245)	(9,599)	(174,278)	908,351

(204,493)	114,012	(908,423)	(185,098)	—	1,258	(a)
(670,604)	769,012	(872,537)	(1,028,709)	(1,777,849)	—
(142,555)	377,062	958,138	(40,189)	(577,938)	—

(1,017,652)	1,260,086	(822,822)	(1,253,996)	(2,355,787)	1,258

$(976,727)	$1,288,467	$(850,067)	$(1,263,595)	$(2,530,065)	$909,609

See accompanying notes to the financial statements.

107

PROFUNDS

Statements of Changes in Net Assets

	Bull ProFund		Mid-Cap ProFund

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(76,194)	$(297,555)	$(120,664)	$(112,247)
Net realized gains (losses) on investments	(9,522,899)	(18,032,269)	56,580	(1,435,297)
Change in net unrealized appreciation (depreciation) on investments	3,471,000	2,655,099	1,292,195	640,440

Change in net assets resulting from operations	(6,128,093)	(15,674,725)	1,228,111	(907,104)

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	—	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	—	—	—	—

Capital Transactions:
Proceeds from shares issued
Investor Class	532,412,761	745,165,258	55,562,796	120,010,798
Service Class	329,510,958	1,012,645,347	72,087,018	228,221,684
Dividends reinvested
Investor Class	—	—	—	—
Service Class	—	—	—	—
Cost of shares redeemed
Investor Class	(548,801,317)	(632,459,348)	(38,776,450)	(105,786,554)
Service Class	(332,275,744)	(1,036,615,883)	(66,232,140)	(228,438,466)

Change in net assets resulting from capital transactions	(19,153,342)	88,735,374	22,641,224	14,007,462

Change in net assets	(25,281,435)	73,060,649	23,869,335	13,100,358
Net Assets:
Beginning of period	125,769,508	52,708,859	17,098,811	3,998,453

End of period	$100,488,073	$125,769,508	$40,968,146	$17,098,811

Accumulated net investment income/(loss)	$(76,194)	$—	$(162,567)	$(41,903)

Share Transactions:
Issued
Investor Class	12,866,357	17,194,433	2,152,550	4,258,630
Service Class	8,727,246	23,085,524	3,007,506	8,601,617
Reinvested
Investor Class	—	—	—	—
Service Class	—	—	—	—
Redeemed
Investor Class	(13,612,094)	(14,461,413)	(1,559,703)	(3,694,621)
Service Class	(8,858,987)	(23,676,900)	(2,797,952)	(8,604,251)

Change in shares	(877,478)	2,141,644	802,401	561,375

(a)	Commencement of operations

See accompanying notes to the financial statements.

108

Small-Cap ProFund		OTC ProFund		Large-Cap Value ProFund

For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002	For the six months ended June 30, 2003 (Unaudited)	For the period October 1, 2002(a) through December 31, 2002

$(212,843)	$(179,050)	$(919,392)	$(371,033)	$38,696	$47,194
3,824,305	(6,628,835)	(3,808,923)	(8,970,224)	(5,765,750)	(2,194,276)

4,649,508	(12,171)	21,812,965	908,887	1,004,313	(636,820)

8,260,970	(6,820,056)	17,084,650	(8,432,370)	(4,722,741)	(2,783,902)

—	—	—	—	—	(65,000)

—	—	—	—	—	(509,047)
—	—	—	—	—	(81,365)

—	—	—	—	—	(655,412)

343,363,284	261,556,426	388,986,534	272,069,642	43,017,038	76,390,444
271,546,897	263,494,321	402,943,378	82,088,952	100,494,988	114,444,719

—	—	—	—	—	510,581
—	—	—	—	—	81,365

(277,848,466)	(244,339,703)	(426,426,852)	(186,059,181)	(65,807,366)	(22,327,821)
(276,500,893)	(266,271,376)	(394,534,039)	(59,722,531)	(101,383,338)	(111,624,935)

60,560,822	14,439,668	(29,030,979)	108,376,882	(23,678,678)	57,474,353

68,821,792	7,619,612	(11,946,329)	99,944,512	(28,401,419)	54,035,039

51,233,346	43,613,734	106,457,876	6,513,364	54,035,039	—

$120,055,138	$51,233,346	$94,511,547	$106,457,876	$25,633,620	$54,035,039

$(328,086)	$(115,243)	$(1,170,681)	$(251,289)	$22,752	$(15,944)

13,509,655	10,283,063	8,860,697	6,407,919	1,303,639	2,372,312
12,044,828	10,116,118	9,712,507	2,038,117	3,199,930	3,667,567

—	—	—	—	—	16,691
—	—	—	—	—	2,661

(11,082,950)	(9,489,557)	(9,604,428)	(4,393,828)	(2,248,471)	(725,799)
(12,211,535)	(10,160,626)	(9,679,789)	(1,478,762)	(3,255,028)	(3,579,996)

2,259,998	748,998	(711,013)	2,573,446	(999,930)	1,753,436

See accompanying notes to the financial statements.

109

PROFUNDS

Statements of Changes in Net Assets, continued

	Large-Cap Growth ProFund		Mid-Cap Value ProFund

	For the six months ended June 30, 2003 (Unaudited)	For the period October 1, 2002(a) through December 31, 2002	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(109,407)	$(15,309)	$(31,678)	$(152,188)
Net realized gains (losses) on investments	5,505,367	(2,086,719)	(265,683)	(2,199,259)
Change in net unrealized appreciation (depreciation) on investments	4,122,481	(6,736)	1,472,721	(243,833)

Change in net assets resulting from operations	9,518,441	(2,108,764)	1,175,360	(2,595,280)

Distributions to Shareholders From:
Net realized gains on investments
Investor Class	—	(5,659)	—	—
Service Class	—	(2,152)	—	—

Change in net assets resulting from distributions	—	(7,811)	—	—

Capital Transactions:
Proceeds from shares issued
Investor Class	65,201,593	47,710,018	55,601,195	293,470,153
Service Class	46,709,602	31,861,098	70,109,598	135,892,035
Dividends reinvested
Investor Class	—	4,822	—	—
Service Class	—	2,152	—	—
Cost of shares redeemed
Investor Class	(77,420,189)	(17,199,014)	(36,270,364)	(291,252,998)
Service Class	(46,585,573)	(29,832,670)	(76,283,093)	(135,026,236)

Change in net assets resulting from capital transactions	(12,094,567)	32,546,406	13,157,336	3,082,954

Change in net assets	(2,576,126)	30,429,831	14,332,696	487,674
Net Assets:
Beginning of period	30,429,831	—	10,241,706	9,754,032

End of period	$27,853,705	$30,429,831	$24,574,402	$10,241,706

Accumulated net investment income/(loss)	$(115,116)	$(5,709)	$(35,813)	$(4,135)

Share Transactions:
Issued
Investor Class	2,216,212	1,499,110	2,172,679	10,033,746
Service Class	1,423,220	1,018,467	2,856,456	4,764,457
Reinvested
Investor Class	—	158	—	—
Service Class	—	71	—	—
Redeemed
Investor Class	(2,388,005)	(559,778)	(1,451,456)	(9,999,467)
Service Class	(1,419,989)	(959,469)	(3,085,700)	(4,721,598)

Change in shares	(168,562)	998,559	491,979	77,138

(a)	Commencement of operations

See accompanying notes to the financial statements.

110

Mid-Cap Growth ProFund		Small-Cap Value ProFund		Small-Cap Growth ProFund

For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
$(43,337)	$(92,221)	$(108,260)	$(440,045)	$(235,957)	$(137,038)
(252,266)	(1,595,688)	(740,536)	(2,311,523)	2,634,169	(586,942)
253,874	(322,932)	5,942,003	(1,597,479)	4,049,975	583,549

(41,729)	(2,010,841)	5,093,207	(4,349,047)	6,448,187	(140,431)

—	—	—	—	—	(779,611)
—	—	—	—	—	(139,179)

—	—	—	—	—	(918,790)

41,556,955	128,687,324	99,193,558	528,095,730	98,192,268	210,171,733
47,098,685	73,234,939	106,685,484	213,926,541	85,191,530	115,250,592
—	—	—	—	—	775,637
—	—	—	—	—	129,233
(22,692,266)	(131,904,033)	(56,534,170)	(532,419,092)	(87,091,528)	(211,719,339)
(47,634,344)	(74,065,257)	(114,317,813)	(236,462,546)	(82,376,301)	(114,393,557)

18,329,030	(4,047,027)	35,027,059	(26,859,367)	13,915,969	214,299

18,287,301	(6,057,868)	40,120,266	(31,208,414)	20,364,156	(844,922)
3,488,549	9,546,417	18,533,318	49,741,732	9,398,552	10,243,474

$21,775,850	$3,488,549	$58,653,584	$18,533,318	$29,762,708	$9,398,552

$(65,814)	$(22,477)	$(129,124)	$(20,864)	$(281,877)	$(45,920)

1,656,567	4,960,015	4,067,945	17,172,439	4,447,488	8,227,586
1,985,273	2,891,510	4,293,528	7,165,887	3,699,725	4,353,508
—	—	—	—	—	34,504
—	—	—	—	—	5,800
(951,767)	(5,101,634)	(2,349,391)	(17,305,762)	(3,793,578)	(8,220,910)
(2,009,547)	(2,912,039)	(4,601,783)	(7,924,627)	(3,584,170)	(4,314,219)

680,526	(162,148)	1,410,299	(892,063)	769,465	86,269

See accompanying notes to the financial statements.

111

PROFUNDS

Statements of Changes in Net Assets, continued

	Europe 30 ProFund		UltraBull ProFund

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$57,077	$42,511	$(213,552)	$(440,690)
Net realized gains (losses) on investments	(585,422)	(1,647,608)	6,354,574	(31,699,270)
Change in net unrealized appreciation (depreciation) on investments	662,021	181,977	5,242,201	(5,166,627)

Change in net assets resulting from operations	133,676	(1,423,120)	11,383,223	(37,306,587)

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	—	—	—	—

Capital Transactions:
Proceeds from shares issued
Investor Class	127,056,418	173,223,319	636,082,842	1,912,727,859
Service Class	33,667,525	15,968,852	178,156,487	581,962,275
Dividends reinvested
Investor Class	—	—	—	—
Service Class	—	—	—	—
Cost of shares redeemed
Investor Class	(129,381,388)	(169,817,702)	(627,492,282)	(1,882,713,157)
Service Class	(33,173,547)	(13,139,245)	(180,615,726)	(569,960,319)

Change in net assets resulting from capital transactions	(1,830,992)	6,235,224	6,131,321	42,016,658

Change in net assets	(1,697,316)	4,812,104	17,514,544	4,710,071
Net Assets:
Beginning of period	10,850,860	6,038,756	73,294,687	68,584,616

End of period	$9,153,544	$10,850,860	$90,809,231	$73,294,687

Accumulated net investment income/(loss)	$100,371	$43,294	$(216,172)	$(2,620)

Share Transactions:
Issued
Investor Class	12,897,123	16,712,635	20,300,720	49,728,983
Service Class	3,304,665	1,628,368	5,966,539	14,945,650
Reinvested
Investor Class	—	—	—	—
Service Class	—	—	—	—
Redeemed
Investor Class	(13,139,575)	(16,314,376)	(20,124,374)	(48,657,886)
Service Class	(3,322,783)	(1,367,184)	(6,066,747)	(14,817,653)

Change in shares	(260,570)	659,443	76,138	1,199,094

(a)	Commencement of operations

See accompanying notes to the financial statements.

112

UltraMid-Cap ProFund		UltraSmall-Cap ProFund		UltraDow 30 ProFund

For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002	For the six months ended June 30, 2003 (Unaudited)	For the period June 3, 2002(a) through December 31, 2002

$(89,859)	$(321,339)	$(157,878)	$(286,245)	$(9,758)	$4,878
3,756,459	(20,375,698)	7,565,198	(23,448,207)	(128,263)	(1,482,330)

(1,372,686)	(2,426,687)	5,600,221	(6,611,020)	386,471	280,179

2,293,914	(23,123,724)	13,007,541	(30,345,472)	248,450	(1,197,273)

—	—	—	—	—	(7,915)
—	—	—	—	—	(85)

—	—	—	—	—	(8,000)

248,269,192	1,705,103,489	391,995,726	2,027,138,636	113,191,733	64,258,497
46,230,739	124,543,995	113,150,548	263,562,141	78,279,308	17,703,410

—	—	—	—	—	7,222
—	—	—	—	—	83

(248,088,684)	(1,702,096,412)	(375,040,462)	(2,048,236,068)	(111,942,829)	(59,307,784)
(48,146,429)	(118,119,256)	(112,648,967)	(263,909,109)	(89,042,445)	(5,796,361)

(1,735,182)	9,431,816	17,456,845	(21,444,400)	(9,514,233)	16,865,067

558,732	(13,691,908)	30,464,386	(51,789,872)	(9,265,783)	15,659,794

22,636,949	36,328,857	28,811,887	80,601,759	15,659,794	—

$23,195,681	$22,636,949	$59,276,273	$28,811,887	$6,394,011	$15,659,794

$(177,417)	$(87,558)	$(266,745)	$(108,867)	$(9,029)	$729

14,587,030	81,712,425	36,714,259	166,317,553	5,315,706	2,773,573
2,825,756	6,456,180	10,579,724	19,333,882	4,062,792	821,016

—	—	—	—	—	351
—	—	—	—	—	4

(14,612,168)	(82,038,959)	(35,286,002)	(167,816,940)	(5,267,581)	(2,582,691)
(2,999,637)	(6,108,297)	(10,352,839)	(19,506,232)	(4,593,372)	(255,435)

(199,019)	21,349	1,655,142	(1,671,737)	(482,455)	756,818

See accompanying notes to the financial statements.

113

PROFUNDS

Statements of Changes in Net Assets, continued

	UltraOTC ProFund		UltraJapan ProFund

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(1,607,557)	$(3,813,142)	$(52,634)	$(173,209)
Net realized gains (losses) on investments	33,641,734	(274,465,589)	524,951	(10,971,662)
Change in net unrealized appreciation (depreciation) on investments	38,417,389	(36,882,849)	770,192	(899,910)

Change in net assets resulting from operations	70,451,566	(315,161,580)	1,242,509	(12,044,781)

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	—	—

Change in net assets resulting from distributions	—	—	—	—

Capital Transactions:
Proceeds from shares issued
Investor Class	978,395,773	2,557,187,004	68,398,369	94,988,738
Service Class	42,520,454	334,765,816	10,016,986	52,518,237
Dividends reinvested
Investor Class	—	—	—	—
Cost of shares redeemed
Investor Class	(970,146,653)	(2,440,544,884)	(58,369,163)	(88,242,657)
Service Class	(43,088,662)	(320,837,154)	(8,604,559)	(47,114,034)

Change in net assets resulting from capital transactions	7,680,912	130,570,782	11,441,633	12,150,284

Change in net assets	78,132,478	(184,590,798)	12,684,142	105,503
Net Assets:
Beginning of period	201,685,704	386,276,502	2,942,438	2,836,935

End of period	$279,818,182	$201,685,704	$15,626,580	$2,942,438

Accumulated net investment income/(loss)	$(1,601,893)	$5,664	$(52,634)	$—

Share Transactions:
Issued
Investor Class	78,889,425	167,806,321	3,383,925	2,826,814
Service Class	3,564,605	16,701,265	512,280	1,408,318
Reinvested
Investor Class	—	—	—	—
Redeemed
Investor Class	(79,063,339)	(160,417,535)	(2,903,813)	(2,770,671)
Service Class	(3,678,174)	(16,319,824)	(445,744)	(1,405,417)

Change in shares	(287,483)	7,770,227	546,648	59,044

(a)	Commencement of operations

See accompanying notes to the financial statements.

114

Bear ProFund		Short Small-Cap ProFund		Short OTC ProFund

For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002

$(260,079)	$(332,341)	$(206,115)	$(44,195)	$(133,826)	$(40,117)
(13,467,815)	2,161,570	(4,244,729)	17,110,563	(8,300,045)	(1,532,781)

685,867	(245,056)	(701,211)	592,285	(223,908)	250,897

(13,042,027)	1,584,173	(5,152,055)	17,658,653	(8,657,779)	(1,322,001)

—	—	—	—	—	(37,000)

—	—	—	—	—	(37,000)

360,567,083	651,298,043	381,607,376	1,929,033,352	271,227,475	152,616,578
190,389,328	723,268,008	555,775,664	311,504,812	274,010,931	52,788,667

—	—	—	—	—	35,412

(382,627,132)	(588,025,215)	(465,770,289)	(1,836,136,531)	(266,950,262)	(141,948,923)
(183,054,494)	(721,396,342)	(553,090,564)	(307,699,448)	(266,271,265)	(49,001,709)

(14,725,215)	65,144,494	(81,477,813)	96,702,185	12,016,879	14,490,025

(27,767,242)	66,728,667	(86,629,868)	114,360,838	3,359,100	13,131,024

77,982,511	11,253,844	114,360,838	—	13,131,024	—

$50,215,269	$77,982,511	$27,730,970	$114,360,838	$16,490,124	$13,131,024

$(251,834)	$8,245	$(282,915)	$(76,800)	$(134,482)	$(656)

7,955,586	15,254,026	10,260,995	53,280,581	8,638,293	4,414,346
4,424,297	17,805,584	14,980,025	8,442,870	8,737,901	1,513,617

—	—	—	—	—	1,066

(8,571,152)	(13,879,716)	(12,469,833)	(50,312,648)	(8,531,575)	(4,123,712)
(4,260,255)	(17,755,430)	(14,940,231)	(8,344,971)	(8,610,927)	(1,415,008)

(451,524)	1,424,464	(2,169,044)	3,065,832	233,692	390,309

See accompanying notes to the financial statements.

115

PROFUNDS

Statements of Changes in Net Assets, continued

	UltraBear ProFund		UltraShort OTC ProFund

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(672,376)	$(696,579)	$(404,472)	$(318,006)
Net realized gains (losses) on investments	(46,983,509)	22,377,099	(64,009,805)	56,990,504
Change in net unrealized appreciation (depreciation) on investments	1,795,320	4,192,483	(2,355,154)	(307,874)

Change in net assets resulting from operations	(45,860,565)	25,873,003	(66,769,431)	56,364,624

Distributions to Shareholders From:
Net investment income
Investor Class	—	(1,082)	—	(3,594,388)
Service Class	—	—	—	(78,612)
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	—	(1,082)	—	(3,673,000)

Capital Transactions:
Proceeds from shares issued
Investor Class	899,196,114	2,717,221,149	1,064,134,370	2,650,461,546
Service Class	75,430,367	401,090,841	44,527,771	147,119,604
Dividends reinvested
Investor Class	—	976	—	3,241,828
Service Class	—	—	—	68,628
Cost of shares redeemed
Investor Class	(846,851,624)	(2,682,835,950)	(983,765,259)	(2,689,297,293)
Service Class	(73,686,381)	(397,622,010)	(36,799,454)	(144,690,861)

Change in net assets resulting from capital transactions	54,088,476	37,855,006	88,097,428	(33,096,548)

Change in net assets	8,227,911	63,726,927	21,327,997	19,595,076
Net Assets:
Beginning of period	129,453,895	65,726,968	115,727,650	96,132,574

End of period	$137,681,806	$129,453,895	$137,055,647	$115,727,650

Accumulated net investment income/(loss)	$(667,866)	$4,510	$(393,701)	$10,771

Share Transactions:
Issued
Investor Class	22,298,328	69,468,271	23,552,350	46,542,675
Service Class	1,846,737	9,658,154	966,287	2,445,896
Reinvested
Investor Class	—	23	—	59,222
Service Class	—	—	—	1,186
Redeemed
Investor Class	(21,089,330)	(68,622,005)	(21,715,579)	(47,000,153)
Service Class	(1,794,443)	(9,575,734)	(782,101)	(2,447,701)

Change in shares	1,261,292	928,709	2,020,957	(398,875)

See accompanying notes to the financial statements.

116

Banks UltraSector ProFund		Basic Materials UltraSector ProFund		Biotechnology UltraSector ProFund

For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002

$800	$14,034	$3,163	$(533)	$(96,781)	$(101,418)
(4,077)	(7,401)	(371,112)	(3,630,419)	859,659	(5,027,679)

74,773	1,330	26,170	52,936	2,377,243	(747,969)

71,496	7,963	(341,779)	(3,578,016)	3,140,121	(5,877,066)

—	(25,000)	—	—	—	—
—	—	—	—	—	—

(203,665)	—	—	—	—	—
(4,106)	—	—	—	—	—

(207,771)	(25,000)	—	—	—	—

11,384,649	83,068,918	33,749,089	240,822,607	89,619,793	172,551,693
11,572,870	21,017,381	19,211,059	54,098,474	56,869,798	7,637,585

200,571	23,799	—	—	—	—
3,748	—	—	—	—	—

(11,469,804)	(85,049,273)	(33,444,843)	(239,468,709)	(84,502,280)	(179,118,981)
(11,328,313)	(21,532,847)	(18,927,842)	(53,586,856)	(55,405,246)	(7,822,535)

363,721	(2,472,022)	587,463	1,865,516	6,582,065	(6,752,238)

227,446	(2,489,059)	245,684	(1,712,500)	9,722,186	(12,629,304)

723,857	3,212,916	773,539	2,486,039	3,539,548	16,168,852

$951,303	$723,857	$1,019,223	$773,539	$13,261,734	$3,539,548

$(89)	$(889)	$11,463	$8,300	$(124,125)	$(27,344)

435,649	2,808,438	1,589,305	8,311,084	2,839,885	5,997,286
452,300	854,672	929,396	2,188,866	2,104,471	229,608

8,160	979	—	—	—	—
147	—	—	—	—	—

(446,673)	(2,892,459)	(1,580,977)	(8,363,736)	(2,687,463)	(6,151,162)
(444,963)	(853,973)	(927,773)	(2,188,874)	(2,040,293)	(236,363)

4,620	(82,343)	9,951	(52,660)	216,600	(160,631)

See accompanying notes to the financial statements.

117

PROFUNDS

Statements of Changes in Net Assets, continued

	Energy UltraSector ProFund		Financial UltraSector ProFund

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(801)	$(19,253)	$(5,696)	$(1,097)
Net realized gains (losses) on investments	(157,938)	(1,654,510)	(122,427)	(994,247)
Change in net unrealized appreciation (depreciation) on investments	78,240	(296,075)	226,726	(345,631)

Change in net assets resulting from operations	(80,499)	(1,969,838)	98,603	(1,340,975)

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	—	(1,499)

Change in net assets resulting from distributions	—	—	—	(1,499)

Capital Transactions:
Proceeds from shares issued
Investor Class	58,008,332	130,629,331	41,963,970	120,417,998
Service Class	22,036,380	11,291,320	40,830,146	9,466,781
Dividends reinvested
Investor Class	—	—	—	1,463
Cost of shares redeemed
Investor Class	(57,295,806)	(130,775,105)	(41,506,392)	(123,546,675)
Service Class	(21,859,698)	(11,160,973)	(39,643,166)	(9,481,297)

Change in net assets resulting from capital transactions	889,208	(15,427)	1,644,558	(3,141,730)

Change in net assets	808,709	(1,985,265)	1,743,161	(4,484,204)
Net Assets:
Beginning of period	3,592,699	5,577,964	2,493,442	6,977,646

End of period	$4,401,408	$3,592,699	$4,236,603	$2,493,442

Accumulated net investment income/(loss)	$6,231	$7,032	$(18,162)	$(12,466)

Share Transactions:
Issued
Investor Class	4,786,292	9,420,881	2,485,765	6,420,455
Service Class	1,969,746	739,889	2,631,297	502,866
Reinvested
Investor Class	—	—	—	93
Redeemed
Investor Class	(4,757,708)	(9,468,392)	(2,477,302)	(6,586,669)
Service Class	(1,960,593)	(738,501)	(2,563,664)	(510,026)

Change in shares	37,737	(46,123)	76,096	(173,281)

See accompanying notes to the financial statements.

118

Healthcare UltraSector ProFund		Internet UltraSector ProFund		Pharmaceuticals UltraSector ProFund

For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002

$(8,710)	$(20,772)	$(127,702)	$(117,288)	$(12,745)	$(7,151)
(127,725)	(4,641,514)	(148,290)	(5,250,737)	(674,128)	(1,591,751)

79,505	(219,611)	4,634,204	(207,205)	44,184	383,241

(56,930)	(4,881,897)	4,358,212	(5,575,230)	(642,689)	(1,215,661)

—	—	—	—	—	—

—	—	—	—	—	—

19,548,515	91,675,368	98,751,493	165,440,323	40,483,753	105,655,695
16,988,667	4,234,990	18,226,962	16,092,098	35,476,936	8,380,407

—	—	—	—	—	—

(20,138,698)	(95,374,466)	(82,211,652)	(161,689,980)	(39,463,348)	(117,476,468)
(16,342,022)	(4,488,246)	(13,794,832)	(15,708,961)	(34,604,049)	(8,510,598)

56,462	(3,952,354)	20,971,971	4,133,480	1,893,292	(11,950,964)

(468)	(8,834,251)	25,330,183	(1,441,750)	1,250,603	(13,166,625)

2,217,524	11,051,775	6,122,068	7,563,818	2,562,771	15,729,396

$2,217,056	$2,217,524	$31,452,251	$6,122,068	$3,813,374	$2,562,771

$(9,945)	$(1,235)	$(225,599)	$(97,897)	$(5,483)	$7,262

1,685,601	7,244,926	2,649,450	5,990,682	3,645,500	8,828,241
1,577,481	330,968	582,571	551,692	3,320,264	668,189

—	—	—	—	—	—

(1,761,751)	(7,670,581)	(2,340,154)	(5,892,890)	(3,593,559)	(9,535,288)
(1,528,621)	(348,938)	(462,500)	(538,418)	(3,289,548)	(674,232)

(27,290)	(443,625)	429,367	111,066	82,657	(713,090)

See accompanying notes to the financial statements.

119

PROFUNDS

Statements of Changes in Net Assets, continued

	Precious Metals UltraSector ProFund		Real Estate UltraSector ProFund

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002

From Investment Activities:
Operations:
Net investment income/(loss)	$(85,738)	$(25,805)	$98,526	$229,344
Net realized gains (losses) on investments	444,132	(888,285)	516,274	(2,641,974)
Change in net unrealized appreciation (depreciation) on investments	629,351	(456,406)	592,057	(318,746)

Change in net assets resulting from operations	987,745	(1,370,496)	1,206,857	(2,731,376)

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	(123,252)	(369,234)
Service Class	—	—	(108,875)	(113,146)
Return of capital
Investor Class	—	—	—	(63,271)
Service Class	—	—	—	(23,221)

Change in net assets resulting from distributions	—	—	(232,127)	(568,872)

Capital Transactions:
Proceeds from shares issued
Investor Class	174,658,386	102,838,703	144,241,511	434,953,480
Service Class	42,640,686	27,553,351	83,281,315	51,459,174
Dividends reinvested
Investor Class	—	—	102,419	408,315
Service Class	—	—	108,266	134,640
Cost of shares redeemed
Investor Class	(176,858,524)	(81,160,426)	(141,387,876)	(432,943,684)
Service Class	(43,118,126)	(23,385,064)	(76,872,357)	(51,169,315)

Change in net assets resulting from capital transactions	(2,677,578)	25,846,564	9,473,278	2,842,610

Change in net assets	(1,689,833)	24,476,068	10,448,008	(457,638)
Net Assets:
Beginning of period	24,476,068	—	6,674,916	7,132,554

End of period	$22,786,235	$24,476,068	$17,122,924	$6,674,916

Accumulated net investment income/(loss)	$(125,350)	$(39,612)	$(321,711)	$(188,110)

Share Transactions:
Issued
Investor Class	8,682,245	5,004,496	7,757,699	19,761,809
Service Class	2,191,621	1,215,614	4,411,289	2,347,844
Reinvested
Investor Class	—	—	5,638	17,766
Service Class	—	—	5,777	5,680
Redeemed
Investor Class	(8,727,110)	(4,008,362)	(7,632,284)	(19,710,465)
Service Class	(2,224,145)	(1,136,632)	(4,081,033)	(2,386,003)

Change in shares	(77,389)	1,075,116	467,086	36,631

(a)	Commencement of operations

See accompanying notes to the financial statements.

120

Semiconductor UltraSector ProFund		Technology UltraSector ProFund		Telecommunications UltraSector ProFund

For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002

$(65,221)	$(96,991)	$(27,911)	$(68,015)	$40,925	$(18,162)
459,704	(7,347,591)	53,640	(4,473,471)	(875,097)	(632,519)

1,353,310	(970,887)	482,659	(606,449)	(142,555)	283,729

1,747,793	(8,415,469)	508,388	(5,147,935)	(976,727)	(366,952)

—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

86,642,711	156,427,730	30,785,303	69,228,279	28,437,498	94,288,380
41,644,122	13,173,937	21,494,449	1,952,916	6,190,288	9,004,106

—	—	—	—	—	—
—	—	—	—	—	—

(86,191,382)	(151,706,656)	(30,182,975)	(70,091,104)	(31,214,397)	(92,050,838)
(40,662,582)	(12,848,337)	(21,081,227)	(2,182,064)	(6,054,542)	(8,718,707)

1,432,869	5,046,674	1,015,550	(1,091,973)	(2,641,153)	2,522,941

3,180,662	(3,368,795)	1,523,938	(6,239,908)	(3,617,880)	2,155,989

4,061,153	7,429,948	2,807,275	9,047,183	5,777,754	3,621,765

$7,241,815	$4,061,153	$4,331,213	$2,807,275	$2,159,874	$5,777,754

$(90,734)	$(25,513)	$(43,781)	$(15,870)	$10,144	$(30,781)

6,223,805	7,645,164	1,710,808	3,477,149	1,740,136	5,391,512
3,234,530	563,364	1,277,984	79,120	459,755	471,840

—	—	—	—	—	—
—	—	—	—	—	—

(6,174,850)	(7,497,562)	(1,688,805)	(3,539,152)	(1,950,509)	(5,166,025)
(3,192,161)	(552,589)	(1,260,896)	(84,536)	(460,451)	(455,989)

91,324	158,377	39,091	(67,419)	(211,069)	241,338

See accompanying notes to the financial statements.

121

PROFUNDS

Statements of Changes in Net Assets, continued

	Utilities UltraSector ProFund		Wireless Communications UltraSector ProFund

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$28,381	$69,671	$(27,245)	$(31,110)
Net realized gains (losses) on investments	883,024	(1,708,833)	(1,780,960)	(5,326,931)
Change in net unrealized appreciation (depreciation) on investments	377,062	336,142	958,138	225,660

Change in net assets resulting from operations	1,288,467	(1,303,020)	(850,067)	(5,132,381)

Distributions to Shareholders From:
Net investment income
Investor Class	—	(89,050)	—	—
Service Class	—	(45,950)	—	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	—	(135,000)	—	—

Capital Transactions:
Proceeds from shares issued
Investor Class	79,167,906	145,141,067	33,331,717	116,171,489
Service Class	44,656,382	14,408,371	58,294,026	7,287,374
Dividends reinvested
Investor Class	—	84,984	—	—
Service Class	—	45,572	—	—
Cost of shares redeemed
Investor Class	(83,235,749)	(142,941,052)	(29,195,484)	(109,734,607)
Service Class	(43,600,303)	(11,600,024)	(56,940,692)	(6,765,239)

Change in net assets resulting from capital transactions	(3,011,764)	5,138,918	5,489,567	6,959,017

Change in net assets	(1,723,297)	3,700,898	4,639,500	1,826,636
Net Assets:
Beginning of period	9,380,692	5,679,794	3,697,460	1,870,824

End of period	$7,657,395	$9,380,692	$8,336,960	$3,697,460

Accumulated net investment income/(loss)	$22,275	$(6,106)	$(66,582)	$(39,337)

Share Transactions:
Issued
Investor Class	7,738,852	11,385,210	4,559,159	14,257,486
Service Class	4,612,568	1,264,692	8,965,777	880,360
Reinvested
Investor Class	—	8,645	—	—
Service Class	—	4,703	—	—
Redeemed
Investor Class	(8,167,535)	(11,090,708)	(4,181,956)	(13,783,518)
Service Class	(4,473,399)	(980,638)	(8,960,222)	(844,273)

Change in shares	(289,514)	591,904	382,758	510,055

(a)	Commencement of operations

See accompanying notes to the financial statements.

122

U.S. Government Plus ProFund		Rising Rates Opportunity ProFund		Money Market ProFund

For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002

$(9,599)	$(2,487)	$(174,278)	$(53,607)	$908,351	$3,790,209
(1,213,807)	807,658	(1,777,849)	(2,505,864)	1,258	6,686

(40,189)	146,650	(577,938)	(5,866)	—	—

(1,263,595)	951,821	(2,530,065)	(2,565,337)	909,609	3,796,895

(121,300)	(76,657)	—	—	(873,645)	(3,751,131)
(62,367)	(49,216)	—	—	(34,840)	(82,535)

—	(144,259)	—	—	—	—
—	(127,099)	—	—	—	—

(183,667)	(397,231)	—	—	(908,485)	(3,833,666)

155,232,745	87,901,654	229,288,802	89,050,652	4,058,359,129	6,250,388,219
95,396,574	45,269,679	121,297,370	30,686,602	1,261,728,834	1,161,295,336

117,843	197,655	—	—	858,527	1,674,004
59,923	161,139	—	—	34,723	12,758

(161,061,515)	(79,314,226)	(141,015,713)	(77,430,374)	(4,125,813,539)	(6,103,369,055)
(101,426,099)	(36,664,625)	(101,067,970)	(28,565,291)	(1,310,769,714)	(1,087,828,209)

(11,680,529)	17,551,276	108,502,489	13,741,589	(115,602,040)	222,173,053

(13,127,791)	18,105,866	105,972,424	11,176,252	(115,600,916)	222,136,282

18,105,866	—	11,176,252	—	620,856,890	398,720,608

$4,978,075	$18,105,866	$117,148,676	$11,176,252	$505,255,974	$620,856,890

$(196,391)	$(3,125)	$(355,273)	$(180,995)	$6,400	$6,534

4,539,619	2,697,032	9,798,907	3,345,326	4,058,359,148	6,250,388,233
2,805,485	1,370,705	5,073,396	1,194,334	1,261,728,834	1,161,295,336

3,458	5,908	—	—	858,527	1,674,004
1,742	4,788	—	—	34,723	12,758

(4,743,855)	(2,439,330)	(5,935,085)	(2,969,903)	(4,125,813,539)	(6,103,369,056)
(3,000,837)	(1,102,526)	(4,177,192)	(1,114,478)	(1,310,769,714)	(1,087,828,209)

(394,388)	536,577	4,760,026	455,279	(115,602,021)	222,173,066

See accompanying notes to the financial statements.

123

PROFUNDS

Financial Highlights

Investor Class

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios/Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income/ (Loss) to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Portfolio Turnover(a),(b)
Bull ProFund(c)
Six Months Ended June 30, 2003 (Unaudited)	$39.97	(0.01	)(d)	4.23 (e)	4.22	—	—	—	$44.19	10.56	%(f)	$95,970,900	1.79	%(g)	(0.07	)%(g)	1.80	%(g)	383%
Year Ended December 31, 2002	$53.44	(0.04	)(d)	(13.43)	(13.47)	—	—	—	$39.97	(25.21)%		$116,615,915	1.85%		(0.08)%		1.85%		1,676%
Year Ended December 31, 2001	$63.09	(0.04	)(d)	(9.61)	(9.65)	—	—	—	$53.44	(15.30)%		$9,847,714	1.89%		(0.08)%		2.03%		3,058%
Year Ended December 31, 2000	$73.20	0.57	(d)	(9.70)	(9.13)	—	(0.98)	(0.98)	$63.09	(12.48)%		$19,978,866	1.54%		0.81%		1.54%		3,603%
Year Ended December 31, 1999	$62.48	0.34		10.41	10.75	(0.02)	(0.01)	(0.03)	$73.20	17.18%		$116,208,049	1.40%		1.96%		1.53%		1,288%
Year Ended December 31, 1998	$49.45	1.63	(d)	11.49	13.12	(0.04)	(0.05)	(0.09)	$62.48	26.57%		$7,543,922	1.63%		2.84%		2.40%		—
Mid-Cap ProFund
Six Months Ended June 30, 2003 (Unaudited)	$24.70	(0.10	)(d)	2.86	2.76	—	—	—	$27.46	11.17	%(f)	$34,378,986	1.94	%(g)	(0.77	)%(g)	1.95	%(g)	431%
Year Ended December 31, 2002	$30.50	(0.20	)(d)	(5.60)	(5.80)	—	—	—	$24.70	(19.02)%		$16,284,461	1.95%		(0.72)%		2.08%		3,727%
September 4, 2001 through December 31, 2001(h)	$30.00	(0.05	)(d)	0.68	0.63	—	(0.13)	(0.13)	$30.50	2.12	%(f)	$2,903,615	1.95	%(g)	(0.53	)%(g)	7.49	%(g)	1,907%
Small-Cap ProFund
Six Months Ended June 30, 2003 (Unaudited)	$23.81	(0.07	)(d)	3.47	3.40	—	—	—	$27.21	14.28	%(f)	$112,418,593	1.80	%(g)	(0.52	)%(g)	1.80	%(g)	144%
Year Ended December 31, 2002	$30.98	(0.17	)(d)	(7.00)	(7.17)	—	—	—	$23.81	(23.14)%		$40,591,077	1.95%		(0.65)%		1.98%		865%
September 4, 2001 through December 31, 2001(h)	$30.00	(0.02	)(d)	1.01	0.99	—	(0.01)	(0.01)	$30.98	3.32	%(f)	$28,222,173	1.95	%(g)	(0.19	)%(g)	1.95	%(g)	95%
OTC ProFund(i)
Six Months Ended June 30, 2003 (Unaudited)	$40.01	(0.30	)(d)	8.85	8.55	—	—	—	$48.56	21.37	%(f)	$65,810,081	1.65	%(g)	(1.39	)%(g)	1.66	%(g)	372%
Year Ended December 31, 2002	$65.13	(0.67	)(d)	(24.45)	(25.12)	—	—	—	$40.01	(38.57)%		$83,979,907	1.75%		(1.56)%		1.75%		620%
Year Ended December 31, 2001	$94.85	(1.06	)(d)	(28.66)	(29.72)	—	—	—	$65.13	(31.33)%		$5,523,747	1.91%		(1.48)%		2.40%		5,388%
August 7, 2000 through December 31, 2000(h)	$150.00	(2.40	)(d)	(52.75)	(55.15)	—	—	—	$94.85	(36.77	)%(f)	$2,780,938	1.60	%(g)	(4.83	)%(g)	1.60	%(g)	632%
Large-Cap Value ProFund
Six Months Ended June 30, 2003 (Unaudited)	$30.82	0.07	(d)	3.14 (e)	3.21	—	—	—	$34.03	10.42	%(f)	$24,443,983	1.68	%(g)	0.43	%(g)	1.72	%(g)	531%
October 1, 2002 through December 31, 2002(h)	$30.00	0.07	(d)	1.09 (e)	1.16	(0.04)	(0.30)	(0.34)	$30.82	3.88	%(f)	$51,254,737	1.53	%(g)	0.83	%(g)	1.53	%(g)	396%

(a)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(b)	Portfolio turnover is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year.
(c)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(d)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investments during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	Not annualized
(g)	Annualized
(h)	Period from commencement of operations.
(i)	Adjusted for 1:5 reverse stock split that occurred on October 21, 2001.

See accompanying notes to the financial statements.

124

PROFUNDS

Financial Highlights

Investor Class

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Net Asset Value, Beginning of Period	Investment Activities					Distributions to Shareholders From		Net Asset Value, End of Period	Total Return		Ratios/Supplemental Data
		Net Investment Income/ (Loss)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains on Investments	Total Distributions				Net Assets, End of Period	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income/(Loss) to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Portfolio Turnover(a),(b)
Large-Cap Growth ProFund
Six Months Ended June 30, 2003 (Unaudited)	$30.48	(0.06	)(c)	3.15		3.09	—	—	$33.57	10.14	%(d)	$25,772,282	1.73	%(e)	(0.41	)%(e)	1.73	%(e)	205%
October 1, 2002 through December 31, 2002(f)	$30.00	0.01	(c)	0.48	(g)	0.49	(0.01)	(0.01)	$30.48	1.62	%(d)	$28,630,203	1.52	%(e)	0.18	%(e)	1.52	%(e)	180%
Mid-Cap Value ProFund
Six Months Ended June 30, 2003 (Unaudited)	$24.78	(0.05	)(c)	2.34		2.29	—	—	$27.07	9.24	%(d)	$23,809,971	1.95	%(e)	(0.38	)%(e)	2.37	%(e)	1,084%
Year Ended December 31, 2002	$28.81	(0.12	)(c)	(3.91)		(4.03)	—	—	$24.78	(13.99)%		$3,925,475	1.95%		(0.42)%		2.08%		1,899%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.05	)(c)	(0.23)		(0.28)	(0.91)	(0.91)	$28.81	(0.88	)%(d)	$3,575,806	1.95	%(e)	(0.51	)%(e)	2.61	%(e)	1,400%
Mid-Cap Growth ProFund
Six Months Ended June 30, 2003 (Unaudited)	$23.87	(0.17	)(c)	2.64		2.47	—	—	$26.34	10.35	%(d)	$20,028,100	1.95	%(e)	(1.38	)%(e)	3.03	%(e)	1,067%
Year Ended December 31, 2002	$30.88	(0.37	)(c)	(6.64)		(7.01)	—	—	$23.87	(22.70)%		$1,324,172	1.95%		(1.38)%		2.88%		3,616%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.15	)(c)	1.22		1.07	(0.19)	(0.19)	$30.88	3.56	%(d)	$6,086,419	1.95	%(e)	(1.54	)%(e)	1.95	%(e)	1,062%
Small-Cap Value ProFund
Six Months Ended June 30, 2003 (Unaudited)	$24.61	(0.09	)(c)	2.55		2.46	—	—	$27.07	10.00	%(d)	$54,834,289	1.95	%(e)	(0.70	)%(e)	2.16	%(e)	589%
Year Ended December 31, 2002	$30.17	(0.29	)(c)	(5.27)		(5.56)	—	—	$24.61	(18.43)%		$7,554,235	1.95%		(0.96)%		1.98%		1,650%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.05	)(c)	0.39		0.34	(0.17)	(0.17)	$30.17	1.15	%(d)	$13,284,086	1.95	%(e)	(0.52	)%(e)	2.00	%(e)	962%
Small-Cap Growth ProFund
Six Months Ended June 30, 2003 (Unaudited)	$22.47	(0.15	)(c)	2.78		2.63	—	—	$25.10	11.70	%(d)	$25,274,552	1.94	%(e)	(1.30	)%(e)	2.00	%(e)	484%
Year Ended December 31, 2002	$30.80	(0.39	)(c)	(5.66	)(g)	(6.05)	(2.28)	(2.28)	$22.47	(19.64)%		$7,933,834	1.95%		(1.50)%		2.68%		4,550%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.15	)(c)	1.30		1.15	(0.35)	(0.35)	$30.80	3.87	%(d)	$9,605,084	1.92	%(e)	(1.57	)%(e)	2.94	%(e)	1,020%

(a)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(b)	Portfolio turnover is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year.
(c)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(d)	Not annualized
(e)	Annualized
(f)	Period from commencement of operations.
(g)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investments during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

125

PROFUNDS

Financial Highlights

Investor Class

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From			Net Asset Value, End of Period	Total Return		Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions				Net Assets, End of Period	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income/(Loss) to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Portfolio Turnover(a),(b)
Europe 30 ProFund
Six Months Ended June 30, 2003 (Unaudited)	$9.43	0.07	(c)	0.81	0.88	—	—	—	$10.31	9.33	%(d)	$6,445,310	1.94	%(e)	1.44	%(e)	1.95	%(e)	988%
Year Ended December 31, 2002	$12.62	0.10	(c)	(3.29)	(3.19)	—	—	—	$9.43	(25.28)%		$8,183,609	1.95%		0.93%		2.34%		2,892%
Year Ended December 31, 2001	$22.65	—	(c),(f)	(10.03)	(10.03)	—	—	—	$12.62	(44.28)%		$5,922,637	2.75%		0.02%		4.17%		11,239%
Year Ended December 31, 2000	$40.99	(0.07	)(c)	(13.77)	(13.84)	(0.02)	(4.48)	(4.50)	$22.65	(33.55)%		$2,262,458	2.53%		(0.20)%		4.07%		2,381%
March 15, 1999 through December 31, 1999(g)	$30.00	0.19		10.80	10.99	—	—	—	$40.99	36.63	%(d)	$5,560,299	1.53	%(e)	1.79	%(e)	2.53	%(e)	514%
UltraBull ProFund(h)
Six Months Ended June 30, 2003 (Unaudited)	$30.64	(0.07	)(c)	6.18	6.11	—	—	—	$36.75	19.94	%(d)	$84,987,224	1.93	%(e)	(0.44	)%(e)	1.93	%(e)	469%
Year Ended December 31, 2002	$57.22	(0.19	)(c)	(26.39)	(26.58)	—	—	—	$30.64	(46.45)%		$65,466,848	1.95%		(0.47)%		1.95%		1,770%
Year Ended December 31, 2001	$84.30	(0.28	)(c)	(26.80)	(27.08)	—	—	—	$57.22	(32.12)%		$60,955,654	1.93%		(0.43)%		1.93%		1,377%
Year Ended December 31, 2000	$118.35	0.50	(c)	(34.00)	(33.50)	(0.20)	(0.35)	(0.55)	$84.30	(28.33)%		$80,339,625	1.44%		0.49%		1.44%		1,111%
Year Ended December 31, 1999	$91.80	1.75		25.40	27.15	(0.15)	(0.45)	(0.60)	$118.35	29.56%		$155,987,050	1.34%		1.99%		1.36%		764%
Year Ended December 31, 1998	$64.30	1.95	(c)	25.65	27.60	(0.05)	(0.05)	(0.10)	$91.80	42.95%		$90,854,397	1.50%		2.43%		1.70%		—
UltraMid-Cap ProFund
Six Months Ended June 30, 2003 (Unaudited)	$16.95	(0.07	)(c)	3.45	3.38	—	—	—	$20.33	19.94	%(d)	$17,923,115	1.94	%(e)	(0.87	)%(e)	2.10	%(e)	501%
Year Ended December 31, 2002	$27.42	(0.18	)(c)	(10.29)	(10.47)	—	—	—	$16.95	(38.18)%		$15,358,166	1.95%		(0.78)%		2.08%		2,174%
Year Ended December 31, 2001	$33.00	(0.15	)(c)	(5.43)	(5.58)	—	—	—	$27.42	(16.91)%		$33,811,787	1.95%		(0.52)%		2.07%		2,125%
February 7, 2000 through December 31, 2000(g)	$30.00	0.14	(c)	2.86	3.00	—	—	—	$33.00	10.00	%(d)	$34,622,303	1.60	%(e)	0.46	%(e)	1.75	%(e)	2,468%
UltraSmall-Cap ProFund
Six Months Ended June 30, 2003 (Unaudited)	$9.62	(0.03	)(c)	3.18	3.15	—	—	—	$12.77	32.74	%(d)	$53,146,544	1.79	%(e)	(0.61	)%(e)	1.79	%(e)	419%
Year Ended December 31, 2002	$17.27	(0.07	)(c)	(7.58)	(7.65)	—	—	—	$9.62	(44.30)%		$26,286,232	1.95%		(0.54)%		1.95%		2,196%
Year Ended December 31, 2001	$20.77	(0.01	)(c)	(3.49)	(3.50)	—	—	—	$17.27	(16.85)%		$73,104,747	1.95%		(0.05)%		2.15%		3,221%
February 7, 2000 through December 31, 2000(g)	$30.00	0.09	(c)	(9.32)	(9.23)	—	—	—	$20.77	(30.77	)%(d)	$20,846,718	1.54	%(e)	0.39	%(e)	1.89	%(e)	3,345%
UltraDow 30 ProFund
Six Months Ended June 30, 2003 (Unaudited)	$20.73	—	(c),(f)	2.60	2.60	—	—	—	$23.33	12.54	%(d)	$5,582,485	1.94	%(e)	(0.05	)%(e)	2.17	%(e)	1,889%
June 3, 2002 through December 31, 2002(g)	$30.00	0.05	(c)	(9.28)	(9.23)	(0.04)	—	(0.04)	$20.73	(30.76	)%(d)	$3,963,492	1.95	%(e)	0.37	%(e)	2.47	%(e)	844%

(a)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(b)	Portfolio turnover is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year.
(c)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(d)	Not annualized
(e)	Annualized
(f)	Amount is less than $0.005.
(g)	Period from commencement of operations.
(h)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 4:1 stock split that occurred on July 16, 1999. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

See accompanying notes to the financial statements.

126

PROFUNDS

Financial Highlights

Investor Class

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Net Asset Value, Beginning of Period	Investment Activities				Distributions to Shareholders From			Net Asset Value, End of Period	Total Return	Ratios/Supplemental Data
		Net Investment Income/ (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions			Net Assets, End of Period	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income/(Loss) to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Portfolio Turnover(a),(b)
UltraOTC ProFund(c)
Six Months Ended June 30, 2003 (Unaudited)	$10.79	(0.09	)(d)	4.51	4.42	—	—	—	$15.21	40.96%(e)	$262,038,829	1.69	%(f)	(1.37	)%(f)	1.70	%(f)	157%
Year Ended December 31, 2002	$35.29	(0.25	)(d)	(24.25)	(24.50)	—	—	—	$10.79	(69.42)%	$187,841,393	1.78%		(1.49)%		1.78%		522%
Year Ended December 31, 2001	$114.10	(0.50	)(d)	(78.31)	(78.81)	—	—	—	$35.29	(69.07)%	$353,564,809	1.80%		(1.06)%		1.80%		622%
Year Ended December 31, 2000	$494.40	(0.85	)(d)	(361.75)	(362.60)	—	(17.70)	(17.70)	$114.10	(73.70)%	$421,434,035	1.33%		(0.22)%		1.33%		801%
Year Ended December 31, 1999	$149.10	(0.80)		348.40	347.60	— (g)	(2.30)	(2.30)	$494.40	233.25%	$1,216,220,142	1.31%		(0.50)%		1.33%		670%
Year Ended December 31, 1998	$52.25	1.00	(d)	95.85	96.85	— (g)	—	—	$149.10	185.34%	$239,017,203	1.47%		1.05%		1.67%		156%
UltraJapan ProFund(h)
Six Months Ended June 30, 2003 (Unaudited)	$20.93	(0.16	)(d)	2.01	1.85	—	—	—	$22.78	8.84%(e)	$13,980,252	1.94	%(f)	(1.58	)%(f)	2.63	%(f)	—
Year Ended December 31, 2002	$34.77	(0.49	)(d)	(13.35)	(13.84)	—	—	—	$20.93	(39.80)%	$2,799,165	1.93%		(1.48)%		2.37%		—
Year Ended December 31, 2001	$65.75	0.19	(d)	(31.16)	(30.97)	(0.01)	—	(0.01)	$34.77	(47.10)%	$2,697,296	1.95%		0.39%		2.46%		1,299%
February 7, 2000 through December 31, 2000(i)	$150.00	2.90	(d)	(82.95)	(80.05)	(4.20)	—	(4.20)	$65.75	(53.44)%(e)	$1,050,477	1.59	%(f)	2.99	%(f)	2.31	%(f)	1,300%
Bear ProFund(j)
Six Months Ended June 30, 2003 (Unaudited)	$45.26	(0.13	)(d)	(5.47)	(5.60)	—	—	—	$39.66	(12.37)%(e)	$39,092,853	1.72	%(f)	(0.60	)%(f)	1.74	%(f)	—
Year Ended December 31, 2002	$37.43	(0.24	)(d)	8.07	7.83	—	—	—	$45.26	20.92%	$72,472,951	1.95%		(0.56)%		1.95%		—
Year Ended December 31, 2001	$32.75	0.52	(d)	4.16	4.68	—	—	—	$37.43	14.29%	$8,498,343	1.88%		1.41%		1.96%		1,299%
Year Ended December 31, 2000	$30.18	1.09	(d)	3.84	4.93	(2.36)	—	(2.36)	$32.75	16.41%	$8,888,800	1.84%		3.43%		2.19%		1,299%
Year Ended December 31, 1999	$39.88	1.10	(d)	(5.97)	(4.87)	(4.83)	—	(4.83)	$30.18	(12.32)%	$2,330,573	1.40%		2.86%		1.68%		1,215%
Year Ended December 31, 1998	$50.00	1.47	(d)	(11.22)	(9.75)	(0.37)	— (g)	(0.37)	$39.88	(19.46)%	$4,166,787	1.54%		3.12%		3.26%		—
Short Small-Cap ProFund
Six Months Ended June 30, 2003 (Unaudited)	$37.31	(0.10	)(d)	(6.24)	(6.34)	—	—	—	$30.97	(16.94)%(e)	$23,509,268	1.69	%(f)	(0.55	)%(f)	1.71	%(f)	—
May 1, 2002 through December 31, 2002(i)	$30.00	0.01	(d)	7.30	7.31	—	—	—	$37.31	24.37%(e)	$110,732,982	1.49	%(f)	0.02	%(f)	1.49	%(f)	—
Short OTC ProFund
Six Months Ended June 30, 2003 (Unaudited)	$33.69	(0.10	)(d)	(7.06)	(7.16)	—	—	—	$26.53	(21.25)%(e)	$10,568,549	1.77	%(f)	(0.63	)%(f)	1.79	%(f)	—
May 1, 2002 through December 31, 2002(i)	$30.00	(0.10	)(d)	3.88 (k)	3.78	(0.09)	—	(0.09)	$33.69	12.60%(e)	$9,825,902	1.82	%(f)	(0.46	)%(f)	2.00	%(f)	—

(a)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(b)	Portfolio turnover is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year.
(c)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 4:1 stock split that occurred on July 16, 1999. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(d)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(e)	Not annualized
(f)	Annualized
(g)	Amount is less than $0.005.
(h)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(i)	Period from commencement of operations.
(j)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(k)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investments during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

127

PROFUNDS

Financial Highlights

Investor Class

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Net Asset Value, Beginning of Period	Investment Activities				Distributions to Shareholders From			Net Asset Value, End of Period	Total Return		Ratios/Supplemental Data
		Net Investment Income/ (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions				Net Assets, End of Period	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income/(Loss) to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Portfolio Turnover(a),(b)
UltraBear ProFund(c)
Six Months Ended June 30, 2003 (Unaudited)	$41.64	(0.15	)(d)	(9.98)	(10.13)	—	—	—	$31.51	(24.33	)%(e)	$128,536,636	1.71	%(f)	(0.79	)%(f)	1.72	%(f)	—
Year Ended December 31, 2002	$30.15	(0.20	)(d)	11.69	11.49	— (g)	—	— (g)	$41.64	38.11%		$119,520,241	1.80%		(0.52)%		1.80%		—
Year Ended December 31, 2001	$24.84	0.34	(d)	5.29	5.63	(0.32)	—	(0.32)	$30.15	22.65%		$61,018,629	1.79%		1.12%		1.79%		1,299%
Year Ended December 31, 2000	$21.31	0.75	(d)	3.94	4.69	(1.16)	—	(1.16)	$24.84	22.15%		$30,196,323	1.56%		3.38%		1.56%		1,300%
Year Ended December 31, 1999	$31.88	0.84		(10.55)	(9.71)	(0.86)	—	(0.86)	$21.31	(30.54)%		$32,534,046	1.41%		2.20%		1.43%		1,137%
Year Ended December 31, 1998	$51.80	1.16	(d)	(21.04)	(19.88)	(0.04)	—	(0.04)	$31.88	(38.34)%		$27,939,876	1.57%		2.73%		1.78%		—
UltraShort OTC ProFund(h)
Six Months Ended June 30, 2003 (Unaudited)	$56.25	(0.12	)(d)	(22.60)	(22.72)	—	—	—	$33.53	(40.39	)%(e)	$127,415,939	1.72	%(f)	(0.55	)%(f)	1.73	%(f)	—
Year Ended December 31, 2002	$39.15	(0.11	)(d)	19.07	18.96	(1.86)	—	(1.86)	$56.25	48.56%		$110,437,347	1.84%		(0.19)%		1.84%		—
Year Ended December 31, 2001	$45.64	0.94	(d)	(4.47)	(3.53)	(2.96)	—	(2.96)	$39.15	(7.36)%		$92,457,123	1.78%		1.95%		1.78%		1,257%
Year Ended December 31, 2000	$45.98	0.89	(d)	0.86	1.75	(2.09)	—	(2.09)	$45.64	4.25%		$49,063,476	1.48%		2.73%		1.48%		1,300%
Year Ended December 31, 1999	$243.60	1.82		(197.61)	(195.79)	(1.83)	—	(1.83)	$45.98	(80.36)%		$38,254,638	1.44%		2.18%		1.45%		1,185%
June 2, 1998 through December 31, 1998(i)	$750.00	3.90	(d)	(510.30)	(506.40)	— (g)	—	—	$243.60	(67.48	)%(e)	$19,465,372	1.83	%(f)	1.55	%(f)	1.98	%(f)	—
Banks UltraSector ProFund
Six Months Ended June 30, 2003 (Unaudited)	$24.57	0.04	(d)	4.45	4.49	—	(1.37)	(1.37)	$27.69	18.99	%(e)	$692,558	1.94	%(f)	0.33	%(f)	6.07	%(f)	1,973%
Year Ended December 31, 2002	$28.75	0.13	(d)	(3.18)	(3.05)	(1.13)	—	(1.13)	$24.57	(10.56)%		$684,929	1.95%		0.44%		3.03%		2,674%
September 4, 2001 through December 31, 2001(i)	$30.00	0.11	(d)	(1.29)	(1.18)	(0.07)	—	(0.07)	$28.75	(3.92	)%(e)	$3,189,164	1.95	%(f)	1.19	%(f)	3.20	%(f)	350%
Basic Materials UltraSector ProFund
Six Months Ended June 30, 2003 (Unaudited)	$22.53	0.07	(d)	0.42 (j)	0.49	—	—	—	$23.02	2.17	%(e)	$966,637	1.95	%(f)	0.62	%(f)	4.79	%(f)	4,307%
Year Ended December 31, 2002	$28.58	0.07	(d)	(6.12)	(6.05)	—	—	—	$22.53	(21.17)%		$758,639	1.94%		0.25%		3.61%		10,105%
September 4, 2001 through December 31, 2001(i)	$30.00	0.13	(d)	(1.49)	(1.36)	(0.06)	—	(0.06)	$28.58	(4.54	)%(e)	$2,466,749	1.27	%(f)	1.38	%(f)	3.51	%(f)	913%
Biotechnology UltraSector ProFund(k)
Six Months Ended June 30, 2003 (Unaudited)	$24.58	(0.24	)(d)	12.62	12.38	—	—	—	$36.96	50.37	%(e)	$10,347,324	1.94	%(f)	(1.58	)%(f)	2.17	%(f)	1,205%
Year Ended December 31, 2002	$53.06	(0.44	)(d)	(28.04)	(28.48)	—	—	—	$24.58	(53.68)%		$3,134,325	1.95%		(1.48)%		2.65%		2,527%
Year Ended December 31, 2001	$83.20	(0.62	)(d)	(29.52)	(30.14)	—	—	—	$53.06	(36.23)%		$14,930,681	1.95%		(1.10)%		2.59%		1,266%
June 19, 2000 through December 31, 2000(i)	$100.00	(0.10	)(d)	(16.70)	(16.80)	—	—	—	$83.20	(16.80	)%(e)	$4,197,874	1.94	%(f)	(0.20	)%(f)	2.34	%(f)	1,554%

(a)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(b)	Portfolio turnover is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year.
(c)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(d)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(e)	Not annualized
(f)	Annualized
(g)	Amount is less than $0.005.
(h)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 1:15 reverse stock split that occurred on February 11, 2000.
(i)	Period from commencement of operations.
(j)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investments during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(k)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

See accompanying notes to the financial statements.

128

PROFUNDS

Financial Highlights

Investor Class

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Net Asset Value, Beginning of Period	Investment Activities				Distributions. to Shareholders From		Net Asset Value, End of Period	Total Return		Ratios/Supplemental Data
		Net Investment Income/ (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions				Net Assets, End of Period	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income/(Loss) to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Portfolio Turnover(a),(b)
Energy UltraSector ProFund
Six Months Ended June 30, 2003 (Unaudited)	$11.80	0.01	(c)	1.07 (d)	1.08	—	—	$12.88	9.15	%(e)	$4,001,311	1.94	%(f)	0.12	%(f)	2.98	%(f)	1,913%
Year Ended December 31, 2002	$15.90	(0.03	)(c)	(4.07)	(4.10)	—	—	$11.80	(25.79)%		$3,330,122	1.95%		(0.21)%		2.66%		2,399%
Year Ended December 31, 2001	$20.82	0.11	(c)	(5.03)	(4.92)	—	—	$15.90	(23.63)%		$5,242,964	1.95%		0.59%		2.75%		1,610%
June 19, 2000 through December 31, 2000(g)	$20.00	0.24	(c)	0.58	0.82	—	—	$20.82	4.10	%(e)	$7,639,976	1.59	%(f)	2.24	%(f)	2.83	%(f)	2,784%
Financial UltraSector ProFund
Six Months Ended June 30, 2003 (Unaudited)	$15.84	0.01	(c)	2.44	2.45	—	—	$18.29	15.47	%(e)	$2,796,179	1.95	%(f)	0.11	%(f)	2.68	%(f)	1,849%
Year Ended December 31, 2002	$21.10	0.03	(c)	(5.28)	(5.25)	(0.01)	(0.01)	$15.84	(24.88)%		$2,288,063	1.95%		0.15%		2.65%		2,267%
Year Ended December 31, 2001	$25.39	0.14	(c)	(4.43)	(4.29)	—	—	$21.10	(16.90)%		$6,552,736	1.95%		0.61%		2.51%		1,060%
June 19, 2000 through December 31, 2000(g)	$20.00	0.15	(c)	5.24	5.39	—	—	$25.39	26.95	%(e)	$17,366,056	1.87	%(f)	1.23	%(f)	2.25	%(f)	2,277%
Healthcare UltraSector ProFund
Six Months Ended June 30, 2003 (Unaudited)	$11.09	(0.04	)(c)	1.89 (d)	1.85	—	—	$12.94	16.68	%(e)	$1,481,173	1.94	%(f)	(0.63	)%(f)	4.21	%(f)	1,589%
Year Ended December 31, 2002	$17.17	(0.07	)(c)	(6.01)	(6.08)	—	—	$11.09	(35.41)%		$2,112,735	1.95%		(0.59)%		3.23%		1,884%
Year Ended December 31, 2001	$22.67	(0.07	)(c)	(5.43)	(5.50)	—	—	$17.17	(24.26)%		$10,583,316	1.95%		(0.40)%		2.58%		1,143%
June 19, 2000 through December 31, 2000(g)	$20.00	0.04	(c)	2.63	2.67	—	—	$22.67	13.35	%(e)	$6,466,590	1.86	%(f)	0.34	%(f)	2.25	%(f)	1,011%
Internet UltraSector ProFund(h)
Six Months Ended June 30, 2003 (Unaudited)	$26.84	(0.31	)(c)	21.66	21.35	—	—	$48.19	79.55	%(e)	$24,526,971	1.94	%(f)	(1.67	)%(f)	1.95	%(f)	528%
Year Ended December 31, 2002	$64.32	(0.46	)(c)	(37.02)	(37.48)	—	—	$26.84	(58.27)%		$5,357,079	1.95%		(1.54)%		2.24%		1,867%
Year Ended December 31, 2001	$272.00	(0.85	)(c)	(206.83)	(207.68)	—	—	$64.32	(76.35)%		$6,549,625	1.95%		(1.13)%		3.59%		1,742%
June 19, 2000 through December 31, 2000(g)	$1,000.00	2.00	(c)	(730.00)	(728.00)	—	—	$272.00	(72.80	)%(e)	$718,432	1.59	%(f)	0.46	%(f)	3.99	%(f)	2,401%
Pharmaceuticals UltraSector ProFund
Six Months Ended June 30, 2003 (Unaudited)	$10.77	(0.03	)(c)	1.19 (d)	1.16	—	—	$11.93	10.77	%(e)	$3,212,451	1.95	%(f)	(0.53	)%(f)	2.74	%(f)	2,588%
Year Ended December 31, 2002	$16.54	(0.02	)(c)	(5.75)	(5.77)	—	—	$10.77	(34.89)%		$2,341,892	1.95%		(0.18)%		3.11%		2,548%
Year Ended December 31, 2001	$23.23	(0.07	)(c)	(6.62)	(6.69)	—	—	$16.54	(28.80)%		$15,289,526	1.95%		(0.38)%		2.33%		1,469%
June 28, 2000 through December 31, 2000(g)	$20.00	0.13	(c)	3.10	3.23	—	—	$23.23	16.15	%(e)	$3,469,659	1.93	%(f)	1.27	%(f)	2.55	%(f)	1,486%

(a)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(b)	Portfolio turnover is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year.
(c)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investments during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized
(f)	Annualized
(g)	Period from commencement of operations.
(h)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

See accompanying notes to the financial statements.

129

PROFUNDS

Financial Highlights

Investor Class

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Net Asset Value, Beginning of Period	Investment Activities				Distributions to Shareholders From			Net Asset Value, End of Period	Total Return		Ratios/Supplemental Data
		Net Investment Income/ (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital	Total Distributions				Net Assets, End of Period	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income/(Loss) to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Portfolio Turnover(a),b)
Precious Metals UltraSector ProFund
Six Months Ended June 30, 2003 (Unaudited)	$22.77	(0.08	)(c)	0.16	0.08	—	—	—	$22.85	0.35	%(d)	$21,734,338	1.94	%(e)	(0.79	)%(e)	1.97	%(e)	—
June 3, 2002 through December 31, 2002(f)	$30.00	(0.06	)(c)	(7.17)	(7.23)	—	—	—	$22.77	(24.10	)%(d)	$22,685,739	1.93	%(e)	(0.51	)%(e)	2.56	%(e)	—
Real Estate UltraSector ProFund
Six Months Ended June 30, 2003 (Unaudited)	$18.42	0.25	(c)	2.48	2.73	(0.79)	—	(0.79)	$20.36	15.41	%(d)	$9,967,077	1.95	%(e)	2.63	%(e)	2.06	%(e)	1,801%
Year Ended December 31, 2002	$21.92	0.90	(c)	(2.22)	(1.32)	(1.87)	(0.31)	(2.18)	$18.42	(6.82)%		$6,603,279	1.95%		4.01%		2.31%		4,862%
Year Ended December 31, 2001	$21.81	1.04	(c)	0.92 (g)	1.96	(1.44)	(0.41)	(1.85)	$21.92	9.11%		$6,344,518	1.95%		4.52%		1.99%		2,461%
June 19, 2000 through December 31, 2000(f)	$20.00	0.62	(c)	2.10	2.72	(0.75)	(0.16)	(0.91)	$21.81	13.49	%(d)	$9,704,297	1.58	%(e)	5.31	%(e)	2.10	%(e)	1,617%
Semiconductor UltraSector ProFund(h)
Six Months Ended June 30, 2003 (Unaudited)	$11.64	(0.10	)(c)	4.97	4.87	—	—	—	$16.51	41.84	%(d)	$5,973,644	1.94	%(e)	(1.50	)%(e)	2.30	%(e)	1,307%
Year Ended December 31, 2002	$38.89	(0.27	)(c)	(26.98)	(27.25)	—	—	—	$11.64	(70.07)%		$3,643,124	1.95%		(1.26)%		2.38%		1,926%
Year Ended December 31, 2001	$58.40	(0.36	)(c)	(19.15)	(19.51)	—	—	—	$38.89	(33.41)%		$6,430,611	1.95%		(0.82)%		2.89%		1,439%
June 19, 2000 through December 31, 2000(f)	$200.00	0.20	(c)	(141.80)	(141.60)	—	—	—	$58.40	(70.80	)%(d)	$1,947,253	1.87	%(e)	0.31	%(e)	3.10	%(e)	1,456%
Technology UltraSector ProFund(h)
Six Months Ended June 30, 2003 (Unaudited)	$15.97	(0.11	)(c)	4.32	4.21	—	—	—	$20.18	26.36	%(d)	$3,789,261	1.94	%(e)	(1.22	)%(e)	2.80	%(e)	1,335%
Year Ended December 31, 2002	$37.19	(0.28	)(c)	(20.94)	(21.22)	—	—	—	$15.97	(57.06)%		$2,646,946	1.95%		(1.23)%		2.51%		1,491%
Year Ended December 31, 2001	$76.60	(0.35	)(c)	(39.06)	(39.41)	—	—	—	$37.19	(51.45)%		$8,472,384	1.95%		(0.71)%		2.88%		1,177%
June 19, 2000 through December 31, 2000(f)	$200.00	0.10	(c)	(123.50)	(123.40)	—	—	—	$76.60	(61.70	)%(d)	$2,516,592	1.62	%(e)	0.17	%(e)	4.63	%(e)	1,088%
Telecommunications UltraSector ProFund(i)
Six Months Ended June 30, 2003 (Unaudited)	$17.13	0.33	(c)	(0.34)	(0.01)	—	—	—	$17.12	(0.06	)%(d)	$1,832,924	1.95	%(e)	4.03	%(e)	3.19	%(e)	1,603%
Year Ended December 31, 2002	$37.59	(0.11	)(c)	(20.35)	(20.46)	—	—	—	$17.13	(54.43)%		$5,437,848	1.94%		(0.63)%		2.58%		3,606%
Year Ended December 31, 2001	$51.05	0.02	(c)	(13.48)	(13.46)	—	—	—	$37.59	(26.37)%		$3,456,962	1.95%		0.05%		3.71%		2,713%
June 19, 2000 through December 31, 2000(f)	$100.00	0.40	(c)	(49.35)	(48.95)	—	—	—	$51.05	(48.95	)%(d)	$384,570	1.92	%(e)	1.15	%(e)	4.70	%(e)	1,515%

(a)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(b)	Portfolio turnover is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year.
(c)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(d)	Not annualized
(e)	Annualized
(f)	Period from commencement of operations.
(g)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investments during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(h)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(i)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

See accompanying notes to the financial statements.

130

PROFUNDS

Financial Highlights

Investor Class

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Net Asset Value, Beginning of Period	Investment Activities				Distributions to Shareholders From			Net Asset Value, End of Period	Total Return		Ratios/Supplemental Data
		Net Investment Income/ (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions				Net Assets, End of Period	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income/(Loss) to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Portfolio Turnover(a),(b)
Utilities UltraSector ProFund
Six Months Ended June 30, 2003 (Unaudited)	$9.97	0.07	(c)	1.79	1.86	—	—	—	$11.83	18.66	%(d)	$2,207,111	1.95	%(e)	1.34	%(e)	2.26	%(e)	1,520%
Year Ended December 31, 2002	$16.07	0.24	(c)	(6.19)	(5.95)	(0.15)	—	(0.15)	$9.97	(37.00)%		$6,133,776	1.93%		1.89%		2.40%		2,370%
Year Ended December 31, 2001	$28.10	0.41	(c)	(12.39)	(11.98)	(0.05)	—	(0.05)	$16.07	(42.65)%		$5,016,139	1.95%		1.87%		5.52%		3,101%
July 26, 2000 through December 31, 2000(f)	$20.00	0.23	(c)	7.87	8.10	—	—	—	$28.10	40.50	%(d)	$1,036,659	1.60	%(e)	2.09	%(e)	2.41	%(e)	1,811%
Wireless Communications UltraSector ProFund(g)
Six Months Ended June 30, 2003 (Unaudited)	$6.54	(0.03	)(c)	2.29 (h)	2.26	—	—	—	$8.80	34.56	%(d)	$7,957,543	1.95	%(e)	(0.96	)%(e)	2.36	%(e)	1,837%
Year Ended December 31, 2002	$33.32	(0.06	)(c)	(26.72)	(26.78)	—	—	—	$6.54	(80.37)%		$3,447,846	1.95%		(0.75)%		2.30%		3,129%
Year Ended December 31, 2001	$57.10	(0.32	)(c)	(23.46)	(23.78)	—	—	—	$33.32	(41.65)%		$1,769,540	1.95%		(0.62)%		3.34%		2,512%
June 19, 2000 through December 31, 2000(f)	$200.00	0.20	(c)	(143.10)	(142.90)	—	—	—	$57.10	(71.45	)%(d)	$496,021	1.79	%(e)	0.39	%(e)	3.45	%(e)	2,165%
U.S. Government Plus ProFund
Six Months Ended June 30, 2003 (Unaudited)	$33.73	0.04	(c)	1.90 (h)	1.94	(0.66)	—	(0.66)	$35.01	5.81	%(d)	$2,199,917	1.69	%(e)	0.23	%(e)	1.90	%(e)	1,683%
May 1, 2002 through December 31, 2002(f)	$30.00	0.09	(c)	5.00	5.09	(0.90)	(0.46)	(1.36)	$33.73	17.15	%(d)	$8,891,024	1.69	%(e)	0.40	%(e)	2.12	%(e)	836%
Rising Rates Opportunity ProFund
Six Months Ended June 30, 2003 (Unaudited)	$24.56	(0.09	)(c)	(1.98)	(2.07)	—	—	—	$22.49	(8.43	)%(d)	$95,354,888	1.87	%(e)	(0.76	)%(e)	1.88	%(e)	—
May 1, 2002 through December 31, 2002(f)	$30.00	(0.09	)(c)	(5.35)	(5.44)	—	—	—	$24.56	(18.13	)%(d)	$9,219,990	1.94	%(e)	(0.54	)%(e)	1.94	%(e)	—
Money Market ProFund
Six Months Ended June 30, 2003 (Unaudited)	$1.000	0.002	(i)	— (j)	0.002	(0.002)	—	(0.002)	$1.000	0.21	%(d)	$380,616,002	0.93	%(e),(i)	0.43	%(e),(i)	0.94	%(e),(i)	—
Year Ended December 31, 2002	$1.000	0.009	(c),(i)	—	0.009	(0.009)	—	(0.009)	$1.000	0.94%		$447,211,012	0.98	%(i)	0.93	%(i)	1.03	%(i)	—
Year Ended December 31, 2001	$1.000	0.032	(i)	—	0.032	(0.032)	—	(0.032)	$1.000	3.28%		$298,545,734	1.08	%(i)	3.30	%(i)	1.08	%(i)	—
Year Ended December 31, 2000	$1.000	0.056	(i)	—	0.056	(0.056)	—	(0.056)	$1.000	5.74%		$355,691,554	0.86	%(i)	5.62	%(i)	0.86	%(i)	—
Year Ended December 31, 1999	$1.000	0.044	(i)	—	0.044	(0.044)	—	(0.044)	$1.000	4.48%		$198,555,252	0.83	%(i)	4.46	%(i)	0.83	%(i)	—
Year Ended December 31, 1998	$1.000	0.047	(c),(i)	—	0.047	(0.047)	—	(0.047)	$1.000	4.84%		$62,026,228	0.85	%(i)	4.81	%(i)	1.18	%(i)	—

(a)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(b)	Portfolio turnover is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year.
(c)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(d)	Not annualized
(e)	Annualized
(f)	Period from commencement of operations.
(g)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(h)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investments during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(i)	Per share amounts and percentages include the expense allocation of the Scudder Cash Management Portfolio Master Fund.
(j)	Amount is less than $0.005.

See accompanying notes to the financial statements.

131

PROFUNDS

Financial Highlights

Service Class

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Net Asset Value, Beginning of Period	Investment Activities				Distributions to Shareholders From				Net Asset Value, End of Period	Total Return		Ratios/Supplemental Data
		Net Investment Income/ (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions				Net Assets, End of Period	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income/(Loss) to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Portfolio Turnover(a),(b)
Bull ProFund(c)
Six Months Ended June 30, 2003 (Unaudited)	$38.31	(0.21	)(d)	4.04 (e)	3.83	—		—	—	$42.14	10.00	%(f)	$4,517,173	2.79	%(g)	(1.07	)%(g)	2.80	%(g)	383%
Year Ended December 31, 2002	$51.62	(0.59	)(d)	(12.72)	(13.31)	—		—	—	$38.31	(25.78)%		$9,153,593	2.94%		(1.36)%		2.94%		1,676%
Year Ended December 31, 2001	$61.52	(0.58	)(d)	(9.32)	(9.90)	—		—	—	$51.62	(16.09)%		$42,861,145	2.95%		(1.06)%		3.08%		3,058%
Year Ended December 31, 2000	$72.01	(0.05	)(d)	(9.46)	(9.51)	—		(0.98)	(0.98)	$61.52	(13.22)%		$5,562,172	2.38%		(0.07)%		2.38%		3,603%
Year Ended December 31, 1999	$62.12	0.11		9.79	9.90	—		(0.01)	(0.01)	$72.01	15.97%		$30,879,600	2.35%		0.70%		2.48%		1,288%
Year Ended December 31, 1998	$49.45	1.08	(d)	11.64	12.72	—	(h)	(0.05)	(0.05)	$62.12	25.68%		$589,547	2.67%		1.89%		3.30%		—
Mid-Cap ProFund
Six Months Ended June 30, 2003 (Unaudited)	$24.54	(0.22	)(d)	2.83	2.61	—		—	—	$27.15	10.64	%(f)	$6,589,160	2.94	%(g)	(1.77	)%(g)	2.95	%(g)	431%
Year Ended December 31, 2002	$30.57	(0.48	)(d)	(5.55)	(6.03)	—		—	—	$24.54	(19.73)%		$814,350	2.95%		(1.78)%		3.97%		3,727%
September 4, 2001 through December 31, 2001(i)	$30.00	(0.17	)(d)	0.87	0.70	—		(0.13)	(0.13)	$30.57	2.35	%(f)	$1,094,838	2.79	%(g)	(1.79	)%(g)	8.33	%(g)	1,907%
Small-Cap ProFund
Six Months Ended June 30, 2003 (Unaudited)	$23.50	(0.18	)(d)	3.37	3.19	—		—	—	$26.69	13.57	%(f)	$7,636,545	2.80	%(g)	(1.52	)%(g)	2.80	%(g)	144%
Year Ended December 31, 2002	$30.95	(0.42	)(d)	(7.03)	(7.45)	—		—	—	$23.50	(24.07)%		$10,642,269	2.95%		(1.55)%		2.99%		865%
September 4, 2001 through December 31, 2001(i)	$30.00	(0.08	)(d)	1.04	0.96	—		(0.01)	(0.01)	$30.95	3.22	%(f)	$15,391,561	2.76	%(g)	(0.89	)%(g)	2.76	%(g)	95%
OTC ProFund(j)
Six Months Ended June 30, 2003 (Unaudited)	$39.11	(0.51	)(d)	8.65	8.14	—		—	—	$47.25	20.81	%(f)	$28,701,466	2.65	%(g)	(2.39	)%(g)	2.66	%(g)	372%
Year Ended December 31, 2002	$64.33	(1.13	)(d)	(24.09)	(25.22)	—		—	—	$39.11	(39.20)%		$22,477,969	2.94%		(2.73)%		2.94%		620%
Year Ended December 31, 2001	$94.80	(2.08	)(d)	(28.39)	(30.47)	—		—	—	$64.33	(32.14)%		$989,617	2.95%		(2.25)%		3.45%		5,388%
August 7, 2000 through December 31, 2000(i)	$150.00	(0.45	)(d)	(54.75)	(55.20)	—		—	—	$94.80	(36.80	)%(f)	$1,054,182	2.80	%(g)	(1.06	)%(g)	2.80	%(g)	632%
Large-Cap Value ProFund
Six Months Ended June 30, 2003 (Unaudited)	$30.81	(0.09	)(d)	3.14 (e)	3.05	—		—	—	$33.86	9.90	%(f)	$1,189,637	2.68	%(g)	(0.57	)%(g)	2.72	%(g)	531%
October 1, 2002 through December 31, 2002(i)	$30.00	(0.03	)(d)	1.14 (e)	1.11	—		(0.30)	(0.30)	$30.81	3.72	%(f)	$2,780,302	2.63	%(g)	(0.36	)%(g)	2.63	%(g)	396%

(a)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(b)	Portfolio turnover is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year.
(c)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(d)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investments during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	Not annualized
(g)	Annualized
(h)	Amount is less than $0.005.
(i)	Period from commencement of operations.
(j)	Adjusted for 1:5 reverse stock split that occurred on October 21, 2001.

See accompanying notes to the financial statements.

132

PROFUNDS

Financial Highlights

Service Class

Selected data for a share of beneficial interest outstanding throughout the periods indicated.
		Investment Activities					Distributions to Shareholders From					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income/(Loss) to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Portfolio Turnover(a),(b)
Large-Cap Growth ProFund
Six Months Ended June 30, 2003 (Unaudited)	$30.46	(0.22	)(c)	3.17		2.95	—	—	$33.41	9.68	%(d)	$2,081,423	2.73	%(e)	(1.41	)%(e)	2.73	%(e)	205%
October 1, 2002 through December 31, 2002(f)	$30.00	(0.09	)(c)	0.56	(g)	0.47	(0.01)	(0.01)	$30.46	1.55	%(d)	$1,799,628	2.62	%(e)	(1.12	)%(e)	2.62	%(e)	180%
Mid-Cap Value ProFund
Six Months Ended June 30, 2003 (Unaudited)	$24.49	(0.18	)(c)	2.34		2.16	—	—	$26.65	8.82	%(d)	$764,431	2.95	%(e)	(1.38	)%(e)	3.37	%(e)	1,084%
Year Ended December 31, 2002	$28.73	(0.42	)(c)	(3.82)		(4.24)	—	—	$24.49	(14.76)%		$6,316,231	2.95%		(1.45)%		3.04%		1,899%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.07	)(c)	(0.29)		(0.36)	(0.91)	(0.91)	$28.73	(1.14	)%(d)	$6,178,226	2.77	%(e)	(0.72	)%(e)	3.43	%(e)	1,400%
Mid-Cap Growth ProFund.
Six Months Ended June 30, 2003 (Unaudited)	$23.59	(0.28	)(c)	2.59		2.31	—	—	$25.90	9.79	%(d)	$1,747,750	2.95	%(e)	(2.38	)%(e)	4.03	%(e)	1,067%
Year Ended December 31, 2002	$30.82	(0.63	)(c)	(6.60)		(7.23)	—	—	$23.59	(23.46)%		$2,164,377	2.94%		(2.43)%		3.56%		3,616%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.25	)(c)	1.26		1.01	(0.19)	(0.19)	$30.82	3.36	%(d)	$3,459,998	2.94	%(e)	(2.48	)%(e)	2.94	%(e)	1,062%
Small-Cap Value ProFund
Six Months Ended June 30, 2003 (Unaudited)	$24.29	(0.21	)(c)	2.48		2.27	—	—	$26.56	9.35	%(d)	$3,819,295	2.95	%(e)	(1.70	)%(e)	3.16	%(e)	589%
Year Ended December 31, 2002	$30.11	(0.62	)(c)	(5.20)		(5.82)	—	—	$24.29	(19.33)%		$10,979,083	2.94%		(2.03)%		2.97%		1,650%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.14	)(c)	0.42		0.28	(0.17)	(0.17)	$30.11	0.95	%(d)	$36,457,646	2.85	%(e)	(1.41	)%(e)	2.90	%(e)	962%
Small-Cap Growth ProFund
Six Months Ended June 30, 2003 (Unaudited)	$22.27	(0.26	)(c)	2.74		2.48	—	—	$24.75	11.14	%(d)	$4,488,156	2.94	%(e)	(2.30	)%(e)	3.00	%(e)	484%
Year Ended December 31, 2002	$30.87	(0.66	)(c)	(5.66	)(g)	(6.32)	(2.28)	(2.28)	$22.27	(20.47)%		$1,464,718	2.95%		(2.45)%		3.25%		4,550%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.26	)(c)	1.48		1.22	(0.35)	(0.35)	$30.87	4.10	%(d)	$638,390	2.95	%(e)	(2.65	)%(e)	3.96	%(e)	1,020%

(a)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(b)	Portfolio turnover is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year.
(c)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(d)	Not annualized
(e)	Annualized
(f)	Period from commencement of operations.
(g)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investments during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

133

PROFUNDS

Financial Highlights

Service Class

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Net Asset Value, Beginning of Period	Investment Activities				Distributions to Shareholders From				Net Asset Value, End of Period	Total Return		Ratios/Supplemental Data
		Net Investment Income/ (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions				Net Assets, End of Period	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income/(Loss) to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Portfolio Turnover(a),(b)
Europe 30 ProFund
Six Months Ended June 30, 2003 (Unaudited)	$9.85	0.02	(c)	0.85	0.87	—		—	—	$10.72	8.83	%(d)	$2,708,234	2.94	%(e)	0.44	%(e)	2.95	%(e)	988%
Year Ended December 31, 2002	$12.25	0.12	(c)	(2.52)	(2.40)	—		—	—	$9.85	(19.59)%		$2,667,251	1.58	%(f)	1.15%		2.14	%(f)	2,892%
Year Ended December 31, 2001	$22.28	0.04	(c)	(10.07)	(10.03)	—		—	—	$12.25	(45.02)%		$116,119	3.36%		0.22%		4.78%		11,239%
Year Ended December 31, 2000	$40.72	(0.24	)(c)	(13.72)	(13.96)	—		(4.48)	(4.48)	$22.28	(34.07)%		$402,890	3.54%		(0.66)%		5.08%		2,381%
March 15, 1999 through December 31, 1999(g)	$30.00	0.03		10.69	10.72	—		—	—	$40.72	35.73	%(d)	$18,960,052	2.50	%(e)	0.46	%(e)	3.58	%(e)	514%
UltraBull ProFund(h)
Six Months Ended June 30, 2003 (Unaudited)	$29.40	(0.22	)(c)	5.88	5.66	—		—	—	$35.06	19.25	%(d)	$5,822,007	2.93	%(e)	(1.44	)%(e)	2.93	%(e)	469%
Year Ended December 31, 2002	$55.17	(0.58	)(c)	(25.19)	(25.77)	—		—	—	$29.40	(46.71)%		$7,827,839	2.81%		(1.40)%		2.81%		1,770%
Year Ended December 31, 2001	$82.15	(0.88	)(c)	(26.10)	(26.98)	—		—	—	$55.17	(32.84)%		$7,628,962	2.87%		(1.35)%		2.87%		1,377%
Year Ended December 31, 2000	$116.35	(0.55	)(c)	(33.30)	(33.85)	—		(0.35)	(0.35)	$82.15	(29.12)%		$31,923,279	2.43%		(0.54)%		2.43%		1,111%
Year Ended December 31, 1999	$90.95	0.40		25.45	25.85	—		(0.45)	(0.45)	$116.35	28.42%		$70,219,680	2.34%		0.79%		2.36%		764%
Year Ended December 31, 1998	$64.30	1.20	(c)	25.50	26.70	—	(i)	(0.05)	(0.05)	$90.95	41.48%		$10,991,484	2.39%		1.53%		2.84%		—
UltraMid-Cap ProFund
Six Months Ended June 30, 2003 (Unaudited)	$16.48	(0.15	)(c)	3.36	3.21	—		—	—	$19.69	19.48	%(d)	$5,272,566	2.94	%(e)	(1.87	)%(e)	3.10	%(e)	501%
Year Ended December 31, 2002	$26.85	(0.41	)(c)	(9.96)	(10.37)	—		—	—	$16.48	(38.62)%		$7,278,783	2.95%		(1.87)%		3.06%		2,174%
Year Ended December 31, 2001	$32.66	(0.44	)(c)	(5.37)	(5.81)	—		—	—	$26.85	(17.79)%		$2,517,070	2.95%		(1.49)%		3.07%		2,125%
February 7, 2000 through December 31, 2000(g)	$30.00	(0.17	)(c)	2.83	2.66	—		—	—	$32.66	8.87	%(d)	$2,695,349	2.60	%(e)	(0.54	)%(e)	2.74	%(e)	2,468%
UltraSmall-Cap ProFund
Six Months Ended June 30, 2003 (Unaudited)	$9.37	(0.09	)(c)	3.07	2.98	—		—	—	$12.35	31.80	%(d)	$6,129,729	2.79	%(e)	(1.61	)%(e)	2.79	%(e)	419%
Year Ended December 31, 2002	$16.96	(0.21	)(c)	(7.38)	(7.59)	—		—	—	$9.37	(44.75)%		$2,525,655	2.87%		(1.49)%		2.87%		2,196%
Year Ended December 31, 2001	$20.59	(0.17	)(c)	(3.46)	(3.63)	—		—	—	$16.96	(17.63)%		$7,497,012	2.92%		(0.97)%		3.12%		3,221%
February 7, 2000 through December 31, 2000(g)	$30.00	(0.20	)(c)	(9.21)	(9.41)	—		—	—	$20.59	(31.37	)%(d)	$3,588,731	2.60	%(e)	(0.86	)%(e)	2.96	%(e)	3,345%
UltraDow 30 ProFund
Six Months Ended June 30, 2003 (Unaudited)	$20.68	(0.10	)(c)	2.60	2.50	—		—	—	$23.18	12.09	%(d)	$811,526	2.94	%(e)	(1.05	)%(e)	3.17	%(e)	1,889%
June 3, 2002 through December 31, 2002(g)	$30.00	(0.06	)(c)	(9.26)	(9.32)	—	(i)	—	— (i)	$20.68	(31.06	)%(d)	$11,696,302	2.95	%(e)	(0.44	)%(e)	3.42	%(e)	844%

(a)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(b)	Portfolio turnover is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year.
(c)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(d)	Not annualized
(e)	Annualized
(f)	The ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets.
(g)	Period from commencement of operations.
(h)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 4:1 stock split that occurred on July 16, 1999. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(i)	Amount is less than $0.005.

See accompanying notes to the financial statements.

134

PROFUNDS

Financial Highlights

Service Class

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Net Asset Value, Beginning of Period	Investment Activities				Distributions to Shareholders From			Net Asset Value, End of Period	Total Return		Ratios/Supplemental Data
		Net Investment Income/ (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions				Net Assets, End of Period	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income/(Loss) to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Portfolio Turnover(a),(b)
UltraOTC ProFund(c)
Six Months Ended June 30, 2003 (Unaudited)	$10.28	(0.15	)(d)	4.28	4.13	—	—	—	$14.41	40.18	%(e)	$17,779,353	2.69	%(f)	(2.37	)%(f)	2.70	%(f)	157%
Year Ended December 31, 2002	$33.88	(0.39	)(d)	(23.21)	(23.60)	—	—	—	$10.28	(69.66)%		$13,844,311	2.53%		(2.25)%		2.53%		522%
Year Ended December 31, 2001	$110.90	(0.94	)(d)	(76.08)	(77.02)	—	—	—	$33.88	(69.45)%		$32,711,693	2.80%		(2.03)%		2.80%		622%
Year Ended December 31, 2000	$487.00	(4.65	)(d)	(353.75)	(358.40)	—	(17.70)	(17.70)	$110.90	(73.96)%		$48,454,490	2.33%		(1.22)%		2.33%		801%
Year Ended December 31, 1999	$148.40	(3.20)		344.10	340.90	—	(2.30)	(2.30)	$487.00	229.73%		$134,837,724	2.30%		(1.49)%		2.32%		670%
Year Ended December 31, 1998	$52.25	0.50	(d)	95.65	96.15	— (g)	—	—	$148.40	183.98%		$32,391,937	2.38%		0.07%		2.61%		156%
UltraJapan ProFund(h)
Six Months Ended June 30, 2003 (Unaudited)	$20.69	(0.26	)(d)	1.98	1.72	—	—	—	$22.41	8.31	%(e)	$1,646,328	2.94	%(f)	(2.58	)%(f)	3.63	%(f)	—
Year Ended December 31, 2002	$34.70	(0.89	)(d)	(13.12)	(14.01)	—	—	—	$20.69	(40.37)%		$143,273	2.95%		(2.45)%		3.22%		—
Year Ended December 31, 2001	$66.35	(0.28	)(d)	(31.37)	(31.65)	—	—	—	$34.70	(47.70)%		$139,639	2.78%		(0.60)%		3.29%		1,299%
February 7, 2000 through December 31, 2000(i)	$150.00	1.95	(d)	(82.65)	(80.70)	(2.95)	—	(2.95)	$66.35	(53.86	)%(e)	$842,520	2.60	%(f)	2.09	%(f)	3.33	%(f)	1,300%
Bear ProFund(j)
Six Months Ended June 30, 2003 (Unaudited)	$44.15	(0.34	)(d)	(5.30)	(5.64)	—	—	—	$38.51	(12.77	)%(e)	$11,122,416	2.72	%(f)	(1.60	)%(f)	2.74	%(f)	—
Year Ended December 31, 2002	$36.92	(0.59	)(d)	7.82	7.23	—	—	—	$44.15	19.58%		$5,509,560	2.91%		(1.44)%		2.91%		—
Year Ended December 31, 2001	$32.62	(0.12	)(d)	4.42	4.30	—	—	—	$36.92	13.18%		$2,755,501	2.95%		(0.32)%		3.03%		1,299%
Year Ended December 31, 2000	$29.86	0.75	(d)	3.87	4.62	(1.86)	—	(1.86)	$32.62	15.54%		$410,965	2.83%		2.43%		3.18%		1,299%
Year Ended December 31, 1999	$39.76	0.63	(d)	(5.92)	(5.29)	(4.61)	—	(4.61)	$29.86	(13.32)%		$1,095,326	2.23%		1.69%		2.91%		1,215%
Year Ended December 31, 1998	$50.00	0.87	(d)	(10.88)	(10.01)	(0.23)	— (g)	(0.23)	$39.76	(20.04)%		$379,670	2.49%		1.90%		4.09%		—
Short Small-Cap ProFund
Six Months Ended June 30, 2003 (Unaudited)	$37.06	(0.29	)(d)	(6.11)	(6.40)	—	—	—	$30.66	(17.22	)%(e)	$4,221,702	2.69	%(f)	(1.55	)%(f)	2.71	%(f)	—
May 1, 2002 through December 31, 2002(i)	$30.00	(0.23	)(d)	7.29	7.06	—	—	—	$37.06	23.53	%(e)	$3,627,856	2.51	%(f)	(0.92	)%(f)	2.51	%(f)	—
Short OTC ProFund
Six Months Ended June 30, 2003 (Unaudited)	$33.52	(0.25	)(d)	(7.02)	(7.27)	—	—	—	$26.25	(21.69	)%(e)	$5,921,575	2.77	%(f)	(1.63	)%(f)	2.79	%(f)	—
May 1, 2002 through December 31, 2002(i)	$30.00	(0.29	)(d)	3.81 (k)	3.52	—	—	—	$33.52	11.73	%(e)	$3,305,122	2.79	%(f)	(1.23	)%(f)	2.97	%(f)	—

(a)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(b)	Portfolio turnover is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year.
(c)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 4:1 stock split that occurred on July 16, 1999. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(d)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(e)	Not annualized
(f)	Annualized
(g)	Amount is less than $0.005.
(h)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(i)	Period from commencement of operations.
(j)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(k)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investments during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

135

PROFUNDS

Financial Highlights

Service Class

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Net Asset Value, Beginning of Period	Investment Activities				Distributions to Shareholders From			Net Asset Value, End of Period	Total Return		Ratios/Supplemental Data
		Net Investment Income/ (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions				Net Assets, End of Period	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income/(Loss) to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Portfolio Turnover(a),(b)
UltraBear ProFund(c)
Six Months Ended June 30, 2003 (Unaudited)	$42.26	(0.35	)(d)	(10.09)	(10.44)	—	—	—	$31.82	(24.70	)%(e)	$9,145,170	2.71	%(f)	(1.79	)%(f)	2.72	%(f)	—
Year Ended December 31, 2002	$30.84	(0.56	)(d)	11.98	11.42	—	—	—	$42.26	37.03%		$9,933,654	2.68%		(1.40)%		2.68%		—
Year Ended December 31, 2001	$25.46	0.07	(d)	5.37	5.44	(0.06)	—	(0.06)	$30.84	21.39%		$4,708,339	2.80%		0.25%		2.80%		1,299%
Year Ended December 31, 2000	$21.51	0.54	(d)	4.03	4.57	(0.62)	—	(0.62)	$25.46	21.33%		$6,682,375	2.57%		2.41%		2.57%		1,300%
Year Ended December 31, 1999	$31.83	0.54		(10.45)	(9.91)	(0.41)	—	(0.41)	$21.51	(31.20)%		$4,289,259	2.41%		1.21%		2.42%		1,137%
Year Ended December 31, 1998	$51.75	0.75	(d)	(20.67)	(19.92)	—	—	—	$31.83	(38.45)%		$3,012,328	2.45%		1.74%		2.74%		—
UltraShort OTC ProFund(g)
Six Months Ended June 30, 2003 (Unaudited)	$59.49	(0.34	)(d)	(23.86)	(24.20)	—	—	—	$35.29	(40.68	)%(e)	$9,639,708	2.72	%(f)	(1.55	)%(f)	2.73	%(f)	—
Year Ended December 31, 2002	$41.04	(0.66	)(d)	20.09	19.43	(0.98)	—	(0.98)	$59.49	47.41%		$5,290,303	2.76%		(1.10)%		2.76%		—
Year Ended December 31, 2001	$47.50	0.33	(d)	(4.37)	(4.04)	(2.42)	—	(2.42)	$41.04	(8.21)%		$3,675,451	2.92%		0.66%		2.92%		1,257%
Year Ended December 31, 2000	$46.37	0.52	(d)	1.03	1.55	(0.42)	—	(0.42)	$47.50	3.42%		$1,381,231	2.42%		1.57%		2.42%		1,300%
Year Ended December 31, 1999	$243.60	1.11		(197.45)	(196.34)	(0.89)	—	(0.89)	$46.37	(80.62)%		$1,009,722	2.45%		1.21%		2.46%		1,185%
June 2, 1998 through December 31, 1998(h)	$750.00	1.50	(d)	(507.90)	(506.40)	—	—	—	$243.60	(67.50	)%(e)	$855,392	2.92	%(f)	0.54	%(f)	3.06	%(f)	—
Banks UltraSector ProFund
Six Months Ended June 30, 2003 (Unaudited)	$25.52	(0.09	)(d)	4.66	4.57	—	(1.37)	(1.37)	$28.72	18.59	%(e)	$258,745	2.94	%(f)	(0.67	)%(f)	7.07	%(f)	1,973%
Year Ended December 31, 2002	$28.76	(0.21	)(d)	(3.03)	(3.24)	—	—	—	$25.52	(11.27)%		$38,928	2.93%		(0.73)%		5.94%		2,674%
September 4, 2001 through December 31, 2001(h)	$30.00	0.18	(d)	(1.42)	(1.24)	—	—	—	$28.76	(4.13	)%(e)	$23,752	2.80	%(f)	2.06	%(f)	4.05	%(f)	350%
Basic Materials UltraSector ProFund
Six Months Ended June 30, 2003 (Unaudited)	$22.63	(0.04	)(d)	0.47 (i)	0.43	—	—	—	$23.06	1.90	%(e)	$52,586	2.95	%(f)	(0.38	)%(f)	5.79	%(f)	4,307%
Year Ended December 31, 2002	$28.95	(0.40	)(d)	(5.92)	(6.32)	—	—	—	$22.63	(21.83)%		$14,900	2.95%		(1.45)%		4.48%		10,105%
September 4, 2001 through December 31, 2001(h)	$30.00	—	(d)	(1.05)	(1.05)	—	—	—	$28.95	(3.50	)%(e)	$19,290	2.95	%(f)	—	(f)	5.20	%(f)	913%
Biotechnology UltraSector ProFund(j)
Six Months Ended June 30, 2003 (Unaudited)	$24.01	(0.40	)(d)	12.34	11.94	—	—	—	$35.95	49.73	%(e)	$2,914,410	2.94	%(f)	(2.58	)%(f)	3.17	%(f)	1,205%
Year Ended December 31, 2002	$52.39	(0.74	)(d)	(27.64)	(28.38)	—	—	—	$24.01	(54.17)%		$405,223	2.92%		(2.42)%		3.89%		2,527%
Year Ended December 31, 2001	$82.70	(1.10	)(d)	(29.21)	(30.31)	—	—	—	$52.39	(36.65)%		$1,238,171	2.95%		(1.99)%		3.59%		1,266%
June 19, 2000 through December 31, 2000(h)	$100.00	(0.70	)(d)	(16.60)	(17.30)	—	—	—	$82.70	(17.30	)%(e)	$1,031,129	2.64	%(f)	(1.34	)%(f)	3.04	%(f)	1,554%

(a)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(b)	Portfolio turnover is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year.
(c)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(d)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(e)	Not annualized
(f)	Annualized
(g)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 1:15 reverse stock split that occurred on February 11, 2000.
(h)	Period from commencement of operations.
(i)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investments during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(j)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

See accompanying notes to the financial statements.

136

PROFUNDS

Financial Highlights

Service Class

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Net Asset Value, Beginning of Period	Investment Activities				Net Asset Value, End of Period	Total Return		Ratios/Supplemental Data
		Net Investment Income/ (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities				Net Assets, End of Period	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income/(Loss) to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Portfolio Turnover(a),(b)
Energy UltraSector ProFund
Six Months Ended June 30, 2003 (Unaudited)	$11.52	(0.05	)(c)	1.05 (d)	1.00	$12.52	8.68	%(e)	$400,097	2.94	%(f)	(0.88	)%(f)	3.98	%(f)	1,913%
Year Ended December 31, 2002	$15.65	(0.21	)(c)	(3.92)	(4.13)	$11.52	(26.39)%		$262,577	2.93%		(1.37)%		3.26%		2,399%
Year Ended December 31, 2001	$20.72	(0.09	)(c)	(4.98)	(5.07)	$15.65	(24.47)%		$335,000	2.95%		(0.47)%		3.75%		1,610%
June 19, 2000 through December 31, 2000(g)	$20.00	(0.11	)(c)	0.83	0.72	$20.72	3.60	%(e)	$1,058,554	2.91	%(f)	(1.03	)%(f)	4.14	%(f)	2,784%
Financial UltraSector ProFund
Six Months Ended June 30, 2003 (Unaudited)	$15.50	(0.07	)(c)	2.38	2.31	$17.81	14.90	%(e)	$1,440,424	2.95	%(f)	(0.89	)%(f)	3.68	%(f)	1,849%
Year Ended December 31, 2002	$20.82	(0.21	)(c)	(5.11)	(5.32)	$15.50	(25.55)%		$205,379	2.89%		(1.11)%		3.40%		2,267%
Year Ended December 31, 2001	$25.32	(0.08	)(c)	(4.42)	(4.50)	$20.82	(17.77)%		$424,910	2.95%		(0.37)%		3.51%		1,060%
June 19, 2000 through December 31, 2000(g)	$20.00	0.06	(c)	5.26	5.32	$25.32	26.60	%(e)	$3,898,475	2.95	%(f)	0.45	%(f)	3.34	%(f)	2,277%
Healthcare UltraSector ProFund
Six Months Ended June 30, 2003 (Unaudited)	$10.81	(0.09	)(c)	1.85 (d)	1.76	$12.57	16.28	%(e)	$735,883	2.94	%(f)	(1.63	)%(f)	5.21	%(f)	1,589%
Year Ended December 31, 2002	$16.93	(0.20	)(c)	(5.92)	(6.12)	$10.81	(36.15)%		$104,789	2.95%		(1.52)%		4.83%		1,884%
Year Ended December 31, 2001	$22.56	(0.18	)(c)	(5.45)	(5.63)	$16.93	(24.96)%		$468,459	2.95%		(1.02)%		3.58%		1,143%
June 19, 2000 through December 31, 2000(g)	$20.00	(0.11	)(c)	2.67	2.56	$22.56	12.80	%(e)	$1,632,118	2.95	%(f)	(0.94	)%(f)	3.34	%(f)	1,011%
Internet UltraSector ProFund(h)
Six Months Ended June 30, 2003 (Unaudited)	$25.90	(0.51	)(c)	20.90	20.39	$46.29	78.73	%(e)	$6,925,280	2.94	%(f)	(2.67	)%(f)	2.95	%(f)	528%
Year Ended December 31, 2002	$62.37	(0.80	)(c)	(35.67)	(36.47)	$25.90	(58.47)%		$764,989	2.90%		(2.47)%		3.04%		1,867%
Year Ended December 31, 2001	$270.50	(1.53	)(c)	(206.60)	(208.13)	$62.37	(76.94)%		$1,014,193	2.95%		(2.24)%		4.59%		1,742%
June 19, 2000 through December 31, 2000(g)	$1,000.00	(2.50	)(c)	(727.00)	(729.50)	$270.50	(72.95	)%(e)	$180,683	2.79	%(f)	(0.63	)%(f)	5.20	%(f)	2,401%
Pharmaceuticals UltraSector ProFund
Six Months Ended June 30, 2003 (Unaudited)	$10.54	(0.08	)(c)	1.17 (d)	1.09	$11.63	10.34	%(e)	$600,923	2.95	%(f)	(1.53	)%(f)	3.74	%(f)	2,588%
Year Ended December 31, 2002	$16.29	(0.05	)(c)	(5.70)	(5.75)	$10.54	(35.30)%		$220,879	2.91%		(0.44)%		3.38%		2,548%
Year Ended December 31, 2001	$23.13	(0.07	)(c)	(6.77)	(6.84)	$16.29	(29.57)%		$439,870	2.95%		(0.40)%		3.33%		1,469%
June 28, 2000 through December 31, 2000(g)	$20.00	(0.19	)(c)	3.32	3.13	$23.13	15.65	%(e)	$5,700,354	2.94	%(f)	(1.72	)%(f)	3.56	%(f)	1,486%

(a)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(b)	Portfolio turnover is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year.
(c)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investments during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized
(f)	Annualized
(g)	Period from commencement of operations.
(h)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

See accompanying notes to the financial statements.

137

PROFUNDS

Financial Highlights

Service Class

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income/(Loss) to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Portfolio Turnover(a),(b)
Precious Metals UltraSector ProFund
Six Months Ended June 30, 2003 (Unaudited)	$22.67	(0.18	)(c)	0.15	(0.03)	—	—	—	$22.64	(0.13	)%(d)	$1,051,897	2.94	%(e)	(1.79	)%(e)	2.97	%(e)	—
June 3, 2002 through December 31, 2002(f)	$30.00	(0.18	)(c)	(7.15)	(7.33)	—	—	—	$22.67	(24.43	)%(d)	$1,790,329	2.94	%(e)	(1.44	)%(e)	3.25	%(e)	—
Real Estate UltraSector ProFund
Six Months Ended June 30, 2003 (Unaudited)	$19.09	0.15	(c)	2.53	2.68	(0.71)	—	(0.71)	$21.06	14.57	%(d)	$7,155,847	2.95	%(e)	1.63	%(e)	3.06	%(e)	1,801%
Year Ended December 31, 2002	$21.75	(0.03	)(c)	(1.44)	(1.47)	(0.88)	(0.31)	(1.19)	$19.09	(7.42)%		$71,637	2.93%		(0.11)%		3.04%		4,862%
Year Ended December 31, 2001	$21.73	0.42	(c)	1.25 (g)	1.67	(1.28)	(0.37)	(1.65)	$21.75	7.79%		$788,036	2.95%		1.81%		2.99%		2,461%
June 19, 2000 through December 31, 2000(f)	$20.00	0.89	(c)	1.67	2.56	(0.68)	(0.15)	(0.83)	$21.73	12.73	%(d)	$5,993,851	2.58	%(e)	7.96	%(e)	3.10	%(e)	1,617%
Semiconductor UltraSector ProFund(h)
Six Months Ended June 30, 2003 (Unaudited)	$11.33	(0.17	)(c)	4.84	4.67	—	—	—	$16.00	41.22	%(d)	$1,268,171	2.94	%(e)	(2.50	)%(e)	3.30	%(e)	1,307%
Year Ended December 31, 2002	$38.28	(0.57	)(c)	(26.38)	(26.95)	—	—	—	$11.33	(70.40)%		$418,029	2.91%		(2.33)%		3.34%		1,926%
Year Ended December 31, 2001	$58.00	(0.87	)(c)	(18.85)	(19.72)	—	—	—	$38.28	(34.00)%		$999,337	2.95%		(2.01)%		3.89%		1,439%
June 19, 2000 through December 31, 2000(f)	$200.00	(0.40	)(c)	(141.60)	(142.00)	—	—	—	$58.00	(71.00	)%(d)	$285,021	2.94	%(e)	(0.73	)%(e)	4.17	%(e)	1,456%
Technology UltraSector ProFund(h)
Six Months Ended June 30, 2003 (Unaudited)	$15.80	(0.19	)(c)	4.29	4.10	—	—	—	$19.90	25.95	%(d)	$541,952	2.94	%(e)	(2.22	)%(e)	3.80	%(e)	1,335%
Year Ended December 31, 2002	$36.93	(0.50	)(c)	(20.63)	(21.13)	—	—	—	$15.80	(57.22)%		$160,329	2.49%		(1.96)%		2.97%		1,491%
Year Ended December 31, 2001	$76.50	(0.86	)(c)	(38.71)	(39.57)	—	—	—	$36.93	(51.73)%		$574,799	2.95%		(1.87)%		3.88%		1,177%
June 19, 2000 through December 31, 2000(f)	$200.00	(0.70	)(c)	(122.80)	(123.50)	—	—	—	$76.50	(61.75	)%(d)	$228,057	2.92	%(e)	(1.09	)%(e)	5.93	%(e)	1,088%
Telecommunications UltraSector ProFund(i)
Six Months Ended June 30, 2003 (Unaudited)	$16.75	0.25	(c)	(0.32)	(0.07)	—	—	—	$16.68	(0.42	)%(d)	$326,950	2.95	%(e)	3.03	%(e)	4.19	%(e)	1,603%
Year Ended December 31, 2002	$37.09	(0.26	)(c)	(20.08)	(20.34)	—	—	—	$16.75	(54.84)%		$339,906	2.93%		(1.41)%		3.99%		3,606%
Year Ended December 31, 2001	$50.80	2.06	(c)	(15.77)	(13.71)	—	—	—	$37.09	(26.99)%		$164,803	2.95%		4.13%		4.71%		2,713%
June 19, 2000 through December 31, 2000(f)	$100.00	0.45	(c)	(49.65)	(49.20)	—	—	—	$50.80	(49.20	)%(d)	$154,211	2.60	%(e)	1.21	%(e)	5.38	%(e)	1,515%

(a)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(b)	Portfolio turnover is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year.
(c)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(d)	Not annualized
(e)	Annualized
(f)	Period from commencement of operations.
(g)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investments during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(h)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(i)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

See accompanying notes to the financial statements.

138

PROFUNDS

Financial Highlights

Service Class

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Net Asset Value, Beginning of Period	Investment Activities				Distributions to Shareholders From			Net Asset Value, End of Period	Total Return		Ratios/Supplemental Data
		Net Investment Income/ (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions				Net Assets, End of Period	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income/(Loss) to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Portfolio Turnover(a),(b)
Utilities UltraSector ProFund
Six Months Ended June 30, 2003 (Unaudited)	$9.83	0.02	(c)	1.76	1.78	—	—	—	$11.61	18.11	%(d)	$5,450,284	2.95	%(e)	0.34	%(e)	3.26	%(e)	1,520%
Year Ended December 31, 2002	$15.95	—	(c),(f)	(5.99)	(5.99)	(0.13)	—	(0.13)	$9.83	(37.53)%		$3,246,916	2.95%		(0.03)%		3.65%		2,370%
Year Ended December 31, 2001	$28.02	0.10	(c)	(12.17)	(12.07)	—	—	—	$15.95	(43.08)%		$663,655	2.95%		0.44%		6.52%		3,101%
July 26, 2000 through December 31, 2000(g)	$20.00	0.28	(c)	7.74	8.02	—	—	—	$28.02	40.10	%(d)	$1,912,405	2.92	%(e)	2.52	%(e)	3.74	%(e)	1,811%
Wireless Communications UltraSector ProFund(h)
Six Months Ended June 30, 2003 (Unaudited)	$6.37	(0.07	)(c)	2.18 (i)	2.11	—	—	—	$8.48	33.12	%(d)	$379,417	2.95	%(e)	(1.96	)%(e)	3.36	%(e)	1,837%
Year Ended December 31, 2002	$32.69	(0.11	)(c)	(26.21)	(26.32)	—	—	—	$6.37	(80.51)%		$249,614	2.90%		(1.34)%		3.26%		3,129%
Year Ended December 31, 2001	$56.80	(0.78	)(c)	(23.33)	(24.11)	—	—	—	$32.69	(42.45)%		$101,284	2.95%		(1.37)%		4.34%		2,512%
June 19, 2000 through December 31, 2000(g)	$200.00	(0.50	)(c)	(142.70)	(143.20)	—	—	—	$56.80	(71.60	)%(d)	$174,463	2.91	%(e)	(0.92	)%(e)	4.56	%(e)	2,165%
U.S. Government Plus ProFund
Six Months Ended June 30, 2003 (Unaudited)	$33.76	(0.13	)(c)	1.86 (i)	1.73	(0.49)	—	(0.49)	$35.00	5.17	%(d)	$2,778,158	2.69	%(e)	(0.77	)%(e)	2.90	%(e)	1,683%
May 1, 2002 through December 31, 2002(g)	$30.00	(0.14	)(c)	4.99	4.85	(0.63)	(0.46)	(1.09)	$33.76	16.27	%(d)	$9,214,842	2.69	%(e)	(0.61	)%(e)	2.92	%(e)	836%
Rising Rates Opportunity ProFund
Six Months Ended June 30, 2003 (Unaudited)	$24.50	(0.21	)(c)	(1.96)	(2.17)	—	—	—	$22.33	(8.86	)%(d)	$21,793,788	2.87	%(e)	(1.76	)%(e)	2.88	%(e)	—
May 1, 2002 through December 31, 2002(g)	$30.00	(0.27	)(c)	(5.23)	(5.50)	—	—	—	$24.50	(18.33	)%(d)	$1,956,262	2.94	%(e)	(1.56	)%(e)	2.94	%(e)	—
Money Market ProFund
Six Months Ended June 30, 2003 (Unaudited)	$1.000	—	(f),(j)	— (f)	— (f)	— (f)	—	— (f)	$1.000	0.03	%(d)	$124,639,972	1.31	%(e),(j)	0.05	%(e),(j)	1.32	%(e),(j)	—
Year Ended December 31, 2002	$1.000	0.001	(c),(j)	—	0.001	(0.001)	—	(0.001)	$1.000	0.06%		$173,645,878	1.72	%(j)	0.06	%(j)	1.78	%(j)	—
Year Ended December 31, 2001	$1.000	0.022	(j)	—	0.022	(0.022)	—	(0.022)	$1.000	2.26%		$100,174,874	2.06	%(j)	2.39	%(j)	2.06	%(j)	—
Year Ended December 31, 2000	$1.000	0.046	(j)	—	0.046	(0.046)	—	(0.046)	$1.000	4.69%		$165,837,925	1.85	%(j)	4.65	%(j)	1.85	%(j)	—
Year Ended December 31, 1999	$1.000	0.034	(j)	—	0.034	(0.034)	—	(0.034)	$1.000	3.44%		$107,944,066	1.83	%(j)	3.45	%(j)	1.83	%(j)	—
Year Ended December 31, 1998	$1.000	0.037	(c),(j)	—	0.037	(0.037)	—	(0.037)	$1.000	3.81%		$15,406,187	1.87	%(j)	3.43	%(j)	2.18	%(j)	—

(a)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(b)	Portfolio turnover is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year.
(c)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(d)	Not annualized
(e)	Annualized
(f)	Amount is less than $0.005.
(g)	Period from commencement of operations.
(h)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(i)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investments during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(j)	Per share amounts and percentages include the expense allocation of the Scudder Cash Management Portfolio Master Fund.

See accompanying notes to the financial statements.

139

PROFUNDS

Notes to Financial Statements

June 30, 2003

(Unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the “Advisor”) serves as the investment advisor for each of the ProFunds. Deutsche Asset Management, Inc. is the investment advisor to the Portfolio in which the Money Market ProFund invests. BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). These accompanying financial statements relate to the following portfolios of the Trust: Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Europe 30 ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraOTC ProFund, UltraJapan ProFund, Bear ProFund, Short Small-Cap ProFund, Short OTC ProFund, UltraBear ProFund, UltraShort OTC ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Energy UltraSector ProFund, Financial UltraSector ProFund, Healthcare UltraSector ProFund, Internet UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Wireless Communications UltraSector ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity ProFund and Money Market ProFund (collectively, the “ProFunds” and individually, a “ProFund”). The ProFunds, excluding the Money Market ProFund, are referred to as the “non-money market ProFunds”. Each ProFund (other than the Money Market ProFund) is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund offers two classes of shares: the Investor Class and the Service Class. The Money Market ProFund seeks to achieve its objective by investing all of its investable assets in the Scudder Cash Management Portfolio (the “Portfolio”) (formerly, Cash Management Portfolio), an open-end management investment company that has the same investment objectives as the Money Market ProFund. The percentage of the Portfolio owned by the Money Market ProFund as of June 30, 2003 was approximately 4.9%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included elsewhere in this report and should be read in conjunction with the Money Market ProFund’s financial statements.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a non-money market ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ/NMS, are valued at the closing price, if available, on the exchange or market where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price shall be the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Securities regularly traded in the OTC markets (other than the NASDAQ/NMS) are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For the non-money market ProFunds, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued at the last bid quote (if purchased by a ProFund) or the last asked quote (if sold by a ProFund) prior to the time at which a ProFund calculates net asset value. Routine valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When market quotations are not readily available, a ProFund’s investments are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

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(Unaudited)

Repurchase Agreements

Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Advisor will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds.

The ProFunds require that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

Short Sales

The non-money market ProFunds may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund maintains a segregated account of securities as collateral for outstanding short sales, when required. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. This risk is potentially unlimited, as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short.

Futures Contracts

The non-money market ProFunds may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at settlement of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Futures contracts may also be offset before settlement. Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the futures and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the futures or due to the inability of counterparties to perform.

Index Options and Options on Futures Contracts

The non-money market ProFunds may purchase call or put options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by premiums paid.

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(Unaudited)

The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

Index options and options on futures contracts are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected. Risk may also arise if there is an illiquid secondary market for the options or due to the inability of counterparties to perform.

Foreign Currency Transactions

The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Europe 30 ProFund and the UltraJapan ProFund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Swap Agreements

The non-money market ProFunds may enter into equity index, equity basket or interest rate swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities, or to manage exposure to a market or security. Swap agreements are two-party contracts for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The amount to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Most swap agreements entered into by the ProFunds calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the contract based on the relative values of the positions held by each party to the contract (the “net amount”). A ProFund’s current obligations under a swap agreement are accrued daily (offset against any amounts owing to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty are covered by segregated assets.

The counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus the dividends or interest that would have been received on those instruments. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments. Therefore, the return to the ProFund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each equity swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund on the notional amount are recorded as “unrealized gains or losses on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by the securities and cash of each particular ProFund.

The non-money market ProFunds may invest in swaps that provide the opposite return of their benchmark index or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap. These amounts are netted with any unrealized appreciation/depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total exposure each ProFund has

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(Unaudited)

under the swap agreement. Risks may result from an imperfect correlation between movements in the price of the swap agreements and the price of the underlying investments. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses

Expenses directly attributable to a ProFund are charged to the ProFund, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another appropriate basis.

The investment income and expenses of a ProFund (other than class specific expenses charged to a class) and realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

The Money Market ProFund records daily its proportionate share of the Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, the Money Market ProFund accrues its own expenses.

Distributions to Shareholders

Each of the ProFunds (except the Money Market ProFund, U.S. Government Plus ProFund and the Real Estate UltraSector ProFund) intends to declare and distribute net investment income annually. Money Market ProFund and U.S. Government Plus ProFund declare dividends from net investment income daily and pay the dividends on a monthly basis. Real Estate UltraSector ProFund declares and pays dividends from net investment income quarterly. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification. The non-money market ProFunds utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. The Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, Short Small-Cap ProFund, Short OTC ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Energy UltraSector ProFund, Financial UltraSector ProFund, Healthcare UltraSector ProFund, Internet UltraSector ProFunds, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFunds, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Wireless Communications UltraSector ProFund, U.S. Government Plus ProFund and Rising Rates Opportunity ProFund have a tax fiscal year end of October 31st. The remaining ProFunds use the calendar year end.

Federal Income Taxes

Each of the ProFunds (except the Money Market ProFund) intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability. The Money Market ProFund is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

3.	Fees and Transactions with Affiliates

The non-money market ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, dated October 28, 1997, the non-money market ProFunds (excluding OTC ProFund, UltraJapan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective

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(Unaudited)

ProFund, of 0.75%. The OTC ProFund pays the Advisor a fee at an annualized rate, based on the average daily net assets, of 0.70%. The UltraJapan ProFund pays the Advisor a fee at an annualized rate, based on the average daily net assets, of 0.90%. The U.S. Government Plus ProFund pays the Advisor a fee at an annualized rate, based on the average daily net assets, of 0.50%.

For its services as Administrator, the Trust pays BISYS an annual fee based on the following schedule of average net assets: 0.05% of average net assets from $0 to $2 billion, 0.04% on the next $3 billion of average net assets, 0.03% on the next $5 billion of average net assets, and 0.02% of average net assets over $10 billion. ProFunds Distributors, Inc., an affiliate of BISYS, serves as the Trust’s distributor and principal underwriter and receives no compensation from the ProFunds for such services. BISYS Fund Services, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds for which it receives additional fees.

ProFund Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each non-money market ProFund will pay to ProFund Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets. Under this agreement, ProFund Advisors LLC may receive 0.35% of the Money Market ProFund’s average daily net assets for providing feeder fund management and administrative services to the Money Market ProFund.

Under a Distribution and Service Plan, adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of average daily net assets attributable to Service Class shares as reimbursement or compensation for distribution-related activities and/or shareholder services with respect to Service Class shares. Under the Distribution and Service Plan, the Trust or ProFunds Distributors, Inc. may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Service Class shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 1.00% (on an annual basis) of the average daily net assets of the Service Class shares of the applicable ProFund attributable to, or held in the name of the Authorized Firm for, its clients. The ProFunds may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers.

During the period ended June 30, 2003, the Money Market ProFund paid an amount less than 1.00% on an annualized basis of the average daily net assets attributed to Service Class shares as reimbursement or compensation for distribution-related activities and/or shareholder services with respect to Service Class shares. Had the Money Market ProFund paid an amount equal to 1.00% of the average daily net assets attributable to Service Class shares, the Distribution and Service Fees would have been $682,756 for the six months ended June 30, 2003.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. Each of the two Non-Interested Trustees were compensated $5,500 ($11,000 total) in meeting and retainer fees during the six months ended June 30, 2003.

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(Unaudited)

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the period ending December 31, 2003 in order to limit the annual operating expenses as follows:

	Investor Class	Service Class
Bull ProFund	1.95%	2.95%
Mid-Cap ProFund	1.95%	2.95%
Small-Cap ProFund	1.95%	2.95%
OTC ProFund	1.95%	2.95%
Large-Cap Value ProFund	1.95%	2.95%
Large-Cap Growth ProFund	1.95%	2.95%
Mid-Cap Value ProFund	1.95%	2.95%
Mid-Cap Growth ProFund	1.95%	2.95%
Small-Cap Value ProFund	1.95%	2.95%
Small-Cap Growth ProFund	1.95%	2.95%
Europe 30 ProFund	1.95%	2.95%
UltraBull ProFund	1.95%	2.95%
UltraMid-Cap ProFund	1.95%	2.95%
UltraSmall-Cap ProFund	1.95%	2.95%
UltraDow 30 ProFund	1.95%	2.95%
UltraOTC ProFund	1.95%	2.95%
UltraJapan ProFund	1.95%	2.95%
Bear ProFund	1.95%	2.95%
Short Small-Cap ProFund	1.95%	2.95%
Short OTC ProFund	1.95%	2.95%
UltraBear ProFund	1.95%	2.95%
UltraShort OTC ProFund	1.95%	2.95%
Banks UltraSector ProFund	1.95%	2.95%
Basic Materials UltraSector ProFund	1.95%	2.95%
Biotechnology UltraSector ProFund	1.95%	2.95%
Energy UltraSector ProFund	1.95%	2.95%
Financial UltraSector ProFund	1.95%	2.95%
Healthcare UltraSector ProFund	1.95%	2.95%
Internet UltraSector ProFund	1.95%	2.95%
Pharmaceuticals UltraSector ProFund	1.95%	2.95%
Precious Metals UltraSector ProFund	1.95%	2.95%
Real Estate UltraSector ProFund	1.95%	2.95%
Semiconductor UltraSector ProFund	1.95%	2.95%
Technology UltraSector ProFund	1.95%	2.95%
Telecommunications UltraSector ProFund	1.95%	2.95%
Utilities UltraSector ProFund	1.95%	2.95%
Wireless Communications UltraSector ProFund	1.95%	2.95%
U.S. Government Plus ProFund	1.70%	2.70%
Rising Rates Opportunity ProFund	1.95%	2.95%

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(Unaudited)

The Advisor may recoup the advisory and management servicing fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund to exceed any expense limitation in place at that time. As of June 30, 2003, the reimbursement that may potentially be made by the ProFunds are as follows:

	Expires 2003	Expires 2004	Expires 2005	Expires 2006
Mid-Cap ProFund	$—	$23,183	$48,238	$—
Small-Cap ProFund	—	—	6,034	—
OTC ProFund	—	16,772	—	—
Large-Cap Value ProFund	—	—	—	2,823
Mid-Cap Value ProFund	—	11,350	19,338	18,311
Mid-Cap Growth ProFund	—	—	40,346	25,727
Small-Cap Value ProFund	—	2,195	9,277	24,682
Small-Cap Growth ProFund	—	11,812	41,424	8,094
Europe 30 ProFund	88,343	71,508	18,691	—
UltraMid-Cap ProFund	20,561	46,469	45,766	12,957
UltraSmall-Cap ProFund	61,244	82,488	—	—
UltraDow 30 ProFund	—	—	11,224	9,658
UltraJapan ProFund	21,297	28,554	37,655	21,820
Bear ProFund	—	9,671	—	—
Short OTC ProFund	—	—	9,406	—
Banks UltraSector ProFund	—	5,087	44,063	22,452
Basic Materials UltraSector ProFund	—	7,074	57,167	22,130
Biotechnology UltraSector ProFund	5,833	46,884	47,051	11,749
Energy UltraSector ProFund	14,879	47,527	31,685	18,565
Financial UltraSector ProFund	8,259	56,852	33,193	16,379
Healthcare UltraSector ProFund	6,456	34,448	42,551	23,373
Internet UltraSector ProFund	14,865	42,216	20,620	—
Pharmaceuticals UltraSector ProFund	8,448	22,448	38,251	13,880
Precious Metals UltraSector ProFund	—	—	21,246	1,784
Real Estate UltraSector ProFund	26,861	5,325	23,454	5,084
Semiconductor UltraSector ProFund	12,162	50,804	31,258	14,041
Technology UltraSector ProFund	17,984	42,984	29,917	17,991
Telecommunications UltraSector ProFund	14,300	45,544	18,182	12,751
Utilities UltraSector ProFund	7,160	60,354	22,254	10,815
Wireless Communications UltraSector ProFund	9,645	40,103	13,318	9,736
U.S. Government Plus ProFund	—	—	11,913	10,299

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4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the period ended June 30, 2003 were as follows:

	Purchases	Sales
Bull ProFund	$301,273,711	$335,303,406
Mid-Cap ProFund	73,499,121	55,208,305
Small-Cap ProFund	102,961,657	47,327,352
OTC ProFund	392,514,775	420,239,065
Large-Cap Value ProFund	130,991,628	154,541,502
Large-Cap Growth ProFund	95,356,189	107,430,821
Mid-Cap Value ProFund	113,978,843	100,830,941
Mid-Cap Growth ProFund	77,587,043	59,287,865
Small-Cap Value ProFund	177,292,545	142,515,161
Small-Cap Growth ProFund	167,224,151	153,549,424
Europe 30 ProFund	97,723,149	97,968,530
UltraBull ProFund	254,117,144	248,655,069
UltraMid-Cap ProFund	90,353,326	89,124,674
UltraSmall-Cap ProFund	117,369,757	93,931,126
UltraDow 30 ProFund	108,020,420	117,397,630
UltraOTC ProFund	334,666,347	283,912,107
Banks UltraSector ProFund	12,674,660	12,539,189
Basic Materials UltraSector ProFund	31,522,804	31,159,138
Biotechnology UltraSector ProFund	78,347,379	72,701,046
Energy UltraSector ProFund	46,822,013	46,194,329
Financial UltraSector ProFund	50,723,022	49,424,096
Healthcare UltraSector ProFund	21,217,349	21,168,328
Internet UltraSector ProFund	60,767,271	51,654,077
Pharmaceuticals UltraSector ProFund	50,293,523	49,090,765
Real Estate UltraSector ProFund	125,412,162	117,856,363
Semiconductor UltraSector ProFund	60,457,563	58,781,694
Technology UltraSector ProFund	35,352,890	34,102,195
Telecommunications UltraSector ProFund	20,833,709	22,991,327
Utilities UltraSector ProFund	66,864,242	68,752,772
Wireless Communications UltraSector ProFund	60,580,791	56,721,620
U.S. Government Plus ProFund	30,418,480	32,698,923

5.	Concentration Risk

UltraDow 30 ProFund and each UltraSector ProFund may maintain exposure to a limited number of issuers conducting business in a specific market sector or industry sector. These ProFunds are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds will be negatively impacted by that poor performance. This would make the performance of these ProFunds more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be. Each of Large-Cap Value, Large-Cap Growth, Europe 30, U.S. Government Plus, Short OTC, Short Small-Cap and Rising Rates Opportunity ProFund may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated.

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(Unaudited)

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2002 (except as noted below), the following ProFunds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2007	Expires 2008	Expires 2009	Expires 2010	Total
Bull ProFund	$—	$—	$9,258,549	$1,992,681	$11,251,230
Small-Cap ProFund*	—	—	—	2,637,941	2,637,941
OTC ProFund*	—	—	—	1,890,812	1,890,812
Mid-Cap Value ProFund*	—	—	—	708,662	708,662
Europe 30 ProFund	—	1,270,802	2,017,827	367,681	3,656,310
UltraBull ProFund	—	6,514,074	40,440,048	40,128,771	87,082,893
UltraMid-Cap ProFund*	—	369,579	24,122,480	9,759,870	34,251,929
UltraSmall-Cap ProFund*	—	6,173,912	16,657,260	35,730,131	58,561,303
UltraDow 30 ProFund*	—	—	—	556,864	556,864
UltraOTC ProFund	—	68,463,350	816,164,498	463,333,932	1,347,961,780
UltraJapan ProFund	—	4,050,861	4,957,917	12,191,300	21,200,078
Short OTC ProFund*	—	—	—	202,576	202,576
UltraBear ProFund	—	9,179,616	—	—	9,179,616
UltraShort OTC ProFund	41,464,281	58,870,280	—	—	100,334,561
Basic Materials UltraSector ProFund*	—	—	43,782	3,176,290	3,220,072
Biotechnology UltraSector ProFund*	—	801,852	6,914,824	5,470,800	13,187,476
Energy UltraSector ProFund*	—	506,323	3,368,358	1,078,520	4,953,201
Financial UltraSector ProFund*	—	2,513,967	5,060,053	404,797	7,978,817
Healthcare UltraSector ProFund*	—	609,072	1,079,973	5,272,420	6,961,465
Internet UltraSector ProFund*	—	593,993	2,519,097	4,387,428	7,500,518
Pharmaceuticals UltraSector ProFund*	—	1,785,536	1,213,236	1,731,479	4,730,251
Precious Metals UltraSector ProFund*	—	—	—	3,873,265	3,873,265
Real Estate UltraSector ProFund*	—	2,172,251	957,144	2,553,791	5,683,186
Semiconductor UltraSector ProFund*	—	979,417	3,939,307	3,163,744	8,082,468
Technology UltraSector ProFund*	—	38,049	5,798,555	3,453,943	9,290,547
Telecommunications UltraSector ProFund*	—	21,460	3,178,288	355,821	3,555,569
Utilities UltraSector ProFund*	—	—	1,522,694	579,635	2,102,329
Wireless Communications UltraSector ProFund*	—	603,778	5,474,258	2,323,178	8,401,214
Rising Rates Opportunity ProFund*	—	—	—	325,937	325,937

*	Information reflected as of the ProFund’s tax year end of October 31, 2002.

148

PROFUNDS

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

At June 30, 2003, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Bull ProFund	$116,553,112	$—	$(16,460,106)	$(16,460,106)
Mid-Cap ProFund	42,479,319	1,146,885	(567,813)	579,072
Small-Cap ProFund	115,282,413	6,385,875	(2,310,170)	4,075,705
OTC ProFund	84,634,860	10,014,441	(17,050)	9,997,391
Large-Cap Value ProFund	26,937,354	—	(1,196,875)	(1,196,875)
Large-Cap Growth ProFund	24,613,162	3,485,883	(90,645)	3,395,238
Mid-Cap Value ProFund	24,048,073	674,911	(175,291)	499,620
Mid-Cap Growth ProFund	22,061,046	—	(268,354)	(268,354)
Small-Cap Value ProFund	56,901,135	2,068,403	(381,037)	1,687,366
Small-Cap Growth ProFund	26,951,535	2,854,964	(72,112)	2,782,852
Europe 30 ProFund	10,147,138	—	(1,032,994)	(1,032,994)
UltraBull ProFund	125,602,413	—	(33,058,023)	(33,058,023)
UltraMid-Cap ProFund	26,656,966	—	(2,404,754)	(2,404,754)
UltraSmall-Cap ProFund	59,355,296	3,056,966	(540,924)	2,516,042
UltraDow 30 ProFund	7,047,402	—	(574,302)	(574,302)
UltraOTC ProFund	505,944,869	—	(228,629,130)	(228,629,130)
UltraJapan ProFund	17,543,400	9,269	(9,349)	(80)
Bear ProFund	48,609,875	5	(680)	(675)
Short Small-Cap ProFund	13,523,450	—	(188)	(188)
Short OTC ProFund	15,862,210	696	(916)	(220)
UltraBear ProFund	133,171,875	10,126	(11,635)	(1,509)
UltraShort OTC ProFund	128,954,630	26,520	(28,311)	(1,791)
Banks UltraSector ProFund	865,065	68,958	(134)	68,824
Basic Materials UltraSector ProFund	1,485,226	—	(473,014)	(473,014)
Biotechnology UltraSector ProFund	15,109,447	—	(1,467,326)	(1,467,326)
Energy UltraSector ProFund	6,148,083	—	(1,747,412)	(1,747,412)
Financial UltraSector ProFund	5,334,784	—	(1,094,562)	(1,094,562)
Healthcare UltraSector ProFund	2,329,866	—	(23,966)	(23,966)
Internet UltraSector ProFund	29,246,688	1,193,835	(127,234)	1,066,601
Pharmaceuticals UltraSector ProFund	4,493,360	—	(640,674)	(640,674)
Precious Metals UltraSector ProFund	22,470,000	—	(312)	(312)
Real Estate UltraSector ProFund	16,132,973	—	(760,614)	(760,614)
Semiconductor UltraSector ProFund	11,832,638	—	(4,727,022)	(4,727,022)
Technology UltraSector ProFund	5,810,115	—	(1,342,812)	(1,342,812)
Telecommunications UltraSector ProFund	2,401,863	—	(220,110)	(220,110)
Utilities UltraSector ProFund	8,267,916	—	(74,519)	(74,519)
Wireless Communications UltraSector ProFund	8,476,936	—	(356,618)	(356,618)
U.S. Government Plus ProFund	8,275,956	—	(73,318)	(73,318)
Rising Rates Opportunity ProFund	109,698,000	—	(1,524)	(1,524)
Money Market ProFund	505,784,057	—	—	—

149

Scudder Cash Management Portfolio (Unaudited)	Schedule of Portfolio Investments as of June 30, 2003

Certificates of Deposit and Bank Notes (41.3%)

	Principal Amount	Value
Abbey National Treasury Services PLC, 2.09%, 7/1/2003	$50,000,000	$50,000,000
Barclays Bank PLC:
1.24%, 7/14/2003	70,000,000	69,999,748
1.375%, 7/1/2003	200,000,000	200,000,000
Caisse Des Depots Et Consignations, 1.375%, 7/1/2003	200,000,000	200,000,000
Canadian Imperial Bank of Commerce, 1.25%, 3/10/2004	100,000,000	99,997,398
Credit Agricole Indosuez SA, 1.285%, 4/14/2004	135,000,000	134,984,027
Credit Lyonnais SA:
1.05%, 12/31/2003	80,000,000	80,000,000
1.19%, 8/11/2003	100,000,000	100,000,000
1.25%, 8/18/2003	25,000,000	25,000,972
1.35%, 7/1/2003	150,000,000	150,000,000
Danske Bank AS, 1.4%, 7/1/2003	175,000,000	175,000,000
Dexia Bank, 1.4%, 7/1/2003	200,000,000	200,000,000
Dresdner Bank AG, 1.5%, 7/1/2003	200,000,000	200,000,000
First Tennessee Bank NA:
1.2%, 7/2/2003	45,000,000	44,999,924
1.21%, 7/22/2003	60,000,000	59,998,592
1.25%, 7/22/2003	45,000,000	44,999,867
HBOS Treasury Services PLC:
1.23%, 7/29/2003	150,000,000	150,000,000
1.26%, 7/17/2003	40,000,000	40,000,000
1.26%, 7/29/2003	85,000,000	85,000,000
HSBC Bank USA, 2.05%, 7/15/2003	40,000,000	40,000,000
Landesbank Hessen–Thuringen Girozentrale:
2.02%, 7/23/2003	60,000,000	60,000,000
2.06%, 7/23/2003	50,000,000	50,001,470
Lloyds TSB Bank PLC, 0.98%, 8/19/2003	123,000,000	123,000,000
Natexis Banque Populaires, 1.05%, 9/30/2003	50,000,000	50,000,000
Norddeutsche Landesbank Girozentrale, 1.18%, 8/11/2003	25,000,000	25,000,000
Northern Rock PLC:
0.95%, 8/26/2003	60,000,000	60,000,000
0.95%, 9/23/2003	25,000,000	25,000,000
1.27%, 7/25/2003	66,000,000	66,000,431
Rabobank Nederland NV, 1.4%, 7/1/2003	300,000,000	300,000,000
Royal Bank of Scotland PLC, 1.04%, 8/12/2003	85,000,000	85,000,000
Societe Generale:
0.92%, 12/23/2003	40,000,000	40,000,000
1.04%, 8/21/2003	100,000,000	100,000,000
1.18%, 11/6/2003	119,000,000	119,113,245

Certificates of Deposit and Bank Notes, continued

	Principal Amount	Value
South Trust Bank, 1.32%, 7/1/2003	$173,332,841	$173,332,841
Toronto Dominion Bank:
0.92%, 12/23/2003	120,000,000	120,000,000
1.315%, 4/15/2004	50,000,000	49,997,030
1.325%, 3/22/2004	47,000,000	46,998,293
UBS AG, 1.375%, 7/1/2003	200,000,000	200,000,000
Unicredito Italiano SpA:
0.94%, 9/24/2003	100,000,000	100,000,000
1.25%, 7/21/2003	40,000,000	40,000,000
1.29%, 7/28/2003	25,000,000	25,000,647
1.3%, 7/21/2003	30,000,000	30,000,000
1.3%, 7/21/2003	30,000,000	30,000,083
1.3%, 7/23/2003	200,000,000	200,000,000

TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES (Cost $4,268,424,568)		4,268,424,568

Commercial Paper (39.1%)
Asset Portfolio Funding Corp., 1.05%**, 9/22/2003	112,087,000	111,827,184
Bank of Ireland, 1.21%**, 9/2/2003	25,000,000	24,947,063
Bear Stearns Bank PLC, 1.22%**, 9/3/2003	45,000,000	44,902,400
CAFCO International, 1.18%**, 8/13/2003	35,000,000	34,950,669
CIESCO LP, 1.25%**, 7/8/2003	27,000,000	26,993,438
CIT Group Holdings, Inc.:
0.99%**, 9/12/2003	15,000,000	14,969,888
1.05%**, 8/1/2003	25,000,000	24,977,396
1.06%**, 10/2/2003	25,000,000	24,931,542
1.25%**, 7/30/2003	25,000,000	24,974,826
Citigroup Global Markets, 1.26%**, 7/14/2003	180,000,000	179,918,100
Coca–Cola Enterprises Co.:
1.05%**, 8/4/2003	41,305,000	41,264,039
1.25%**, 7/15/2003	25,000,000	24,987,847
Compass Securitization LLC, 1.01%**, 7/21/2003	25,000,000	24,985,972
Corporate Receivables Corp., 1.15%**, 9/8/2003	75,000,000	74,834,688
CXC, Inc.:
1.17%**, 8/20/2003	50,000,000	49,918,750
1.18%**, 8/19/2003	65,000,000	64,895,603
DEPFA Bank Europe PLC, 1.04%**, 9/12/2003	30,000,000	29,936,733
GE Capital International Funding, Inc.:
1.05%**, 9/11/2003	75,000,000	74,842,500
1.24%**, 7/15/2003	100,000,000	99,951,778
GE Financial Assurance Holdings, Inc.:
1.24%**, 7/21/2003	30,000,000	29,979,333
1.24%**, 7/29/2003	50,000,000	49,951,778

See accompanying notes to the financial statements.

150

Scudder Cash Management Portfolio (Unaudited)	Schedule of Portfolio Investments as of June 30, 2003

Commercial Paper, continued

	Principal Amount	Value
Goldman Sachs Group, Inc.:
0.94%**, 11/21/2003	$210,000,000	$209,215,883
1.27%**, 9/4/2003	30,000,000	29,931,208
1.38%, 7/23/2003	290,000,000	290,000,000
Grampian Funding LLC:
0.96%**, 7/30/2003	40,675,000	40,643,545
1.23%**, 7/29/2003	50,000,000	49,952,167
Greyhawk Funding LLC:
0.95%**, 8/19/2003	30,000,000	29,961,208
1.0%**, 7/23/2003	60,000,000	59,963,333
1.25%**, 7/10/2003	70,000,000	69,978,125
1.25%**, 7/11/2003	100,000,000	99,965,278
Harris Trust, 1.25%, 7/7/2003	100,000,000	100,000,000
International Lease Finance Corp., 1.27%**, 7/18/2003	37,500,000	37,477,510
J.P. Morgan Chase & Co., 1.25%**, 7/16/2003	50,000,000	49,973,958
Jupiter Securitization Corp., 1.0%**, 7/21/2003	42,000,000	41,976,667
K2 (USA), LLC:
1.0%**, 12/11/2003	29,000,000	28,868,694
1.05%**, 9/30/2003	43,000,000	42,885,871
1.16%**, 11/10/2003	20,000,000	19,914,933
1.28%**, 8/22/2003	20,500,000	20,462,098
1.34%**, 7/3/2003	51,000,000	50,996,203
Lake Constance Funding, 1.24%**, 8/28/2003	48,300,000	48,203,507
Liberty Street Funding Co., 1.0%**, 7/18/2003	25,000,000	24,988,194
Links Finance Corp.:
1.02%**, 8/28/2003	11,000,000	10,981,923
1.22%**, 9/2/2003	40,000,000	39,914,600
Northern Rock PLC, 1.05%**, 8/11/2003	15,000,000	14,982,063
Old Line Funding Corp.:
1.07%**, 7/29/2003	60,000,000	59,950,067
1.25%**, 7/11/2003	20,000,000	19,993,056
Perry Global Funding LLC:
1.23%**, 8/22/2003	50,000,000	49,911,167
1.25%**, 7/25/2003	50,000,000	49,958,333
Prefco, 1.19%**, 7/11/2003	47,000,000	46,984,464
Quincy Capital Corp., 1.08%**, 7/7/2003	100,000,000	99,982,000
REC Capital Corp., 1.05%**, 7/15/2003	161,247,000	161,181,157
Royal Bank of Scotland PLC, 1.25%**, 7/11/2003	100,000,000	99,965,278
RWE AG, 1.05%**, 9/26/2003	40,000,000	39,898,500
Scaldis Capital LLC:
0.96%**, 7/25/2003	204,541,000	204,394,955
1.0%**, 7/15/2003	100,000,000	99,954,811
1.03%**, 7/21/2003	100,000,000	99,942,778
1.24%**, 9/10/2003	28,618,000	28,548,013
1.25%**, 10/8/2003	53,686,000	53,501,454
1.27%**, 7/14/2003	20,000,000	19,990,828

Commercial Paper, continued

	Principal Amount	Value
Sheffield Receivables Corp.:
1.19%**, 7/9/2003	$100,000,000	$99,973,556
1.25%**, 7/10/2003	25,000,000	24,992,188
1.25%**, 7/28/2003	25,000,000	24,976,563
Shell Finance (UK) PLC, 1.66%**, 7/2/2003	25,000,000	24,998,847
Spintab AB, 1.22%**, 8/1/2003	80,000,000	79,915,956
Tango Finance Corp., 1.27%**, 8/1/2003	13,000,000	12,985,783
Verizon Network Funding Group, 1.34%**, 7/1/2003	23,000,000	23,000,000
Wells Fargo Bank, 1.24%, 7/10/2003	72,500,000	72,499,724
Windmill Funding Corp., 1.25%**, 7/8/2003	50,000,000	49,987,847

TOTAL COMMERCIAL PAPER (Cost $4,037,665,820)		4,037,665,820

Floating Rate Notes (13.6%)
Allstate Life Insurance Co., 1.367%*, 7/1/2003	45,000,000	45,000,000
American Honda Finance Corp.:
1.2%*, 3/8/2004	90,000,000	90,000,000
1.256%*, 7/11/2003	35,000,000	35,000,000
1.431%*, 5/10/2004	25,000,000	25,039,646
Bank of Scotland PLC, 1.388%*, 5/28/2004	25,000,000	25,031,911
Beta Finance, Inc.:
1.059%*, 5/17/2004	50,000,000	49,997,813
1.235%*, 2/6/2004	35,000,000	34,998,945
Blue Heron Funding Ltd., 1.074%*, 5/19/2004	24,000,000	24,000,000
Canadian Imperial Bank of Commerce:
1.005%*, 6/21/2004	45,000,000	45,003,056
1.069%*, 5/28/2004	200,000,000	199,972,712
CC (USA), Inc., 1.069%*, 9/15/2003	50,000,000	49,998,965
General Electric Capital Assurance Co.:
1.196%*, 12/29/2003	75,000,000	75,000,000
1.36%*, 9/3/2003	60,000,000	60,000,000
1.36%*, 3/1/2004	20,000,000	20,000,000
General Electric Capital Corp.:
1.399%*, 10/22/2003	20,000,000	20,008,305
1.625%*, 5/14/2004	19,000,000	19,031,521
1.7%*, 3/25/2004	15,000,000	15,020,972
Landesbank Baden Wurttemberg, 1.18%*, 3/15/2004	10,000,000	10,003,563
Morgan Stanley:
1.166%*, 12/1/2003	50,000,000	50,000,000
1.55%*, 7/21/2003	27,000,000	27,000,000
1.55%*, 2/26/2004	60,000,000	60,000,000
New York Life Funding, 1.09%*, 9/22/2003	60,000,000	60,000,000
Nordea Bank Finland PLC, 1.219%*, 9/10/2003	40,000,000	39,997,658
Security Life Denver, 1.41%*, 1/29/2004	50,000,000	50,000,000

See accompanying notes to the financial statements.

151

Scudder Cash Management Portfolio (Unaudited)	Schedule of Portfolio Investments as of June 30, 2003

Floating Rate Notes, continued

	Principal Amount	Value
Spintab AB, 1.32%*, 1/23/2004	$50,000,000	$50,010,215
Travelers Insurance Co.:
1.341%*, 4/2/2004	30,000,000	30,000,000
1.369%*, 1/27/2004	50,000,000	50,000,000
Westdeutsche Landesbank AG, 1.064%*, 6/1/2004	150,000,000	149,972,294

TOTAL FLOATING RATE NOTES (Cost $1,410,087,576)		1,410,087,576

US Agency Obligations (4.4%)
Federal Home Loan Bank:
1.23%, 7/6/2004	45,000,000	45,000,000
1.25%, 7/2/2004	35,000,000	35,000,000
1.3%, 6/30/2004	50,000,000	50,000,000
1.4%, 5/24/2004	50,000,000	50,000,000
1.425%, 3/8/2004	60,000,000	60,000,000
Federal Home Loan Mortgage Corp.:
1.03%**, 10/31/2003	50,000,000	49,825,472
1.06%**, 10/24/2003	50,000,000	49,830,694
3.25%, 1/15/2004	50,000,000	50,611,782
Federal National Mortgage Association:
1.4%, 4/19/2004	35,000,000	35,000,000
1.47%*, 1/29/2004	30,000,000	30,000,000

TOTAL US AGENCY OBLIGATIONS (Cost $455,267,948)		455,267,948

Money Market Funds (1.6%)

	Shares	Value
AIM Liquid Assets Portfolio, 1.15%	37,542,850	$37,542,850
Federated Prime Cash Obligation Fund, 1.07%	100,000,000	100,000,000
Strong Heritage Money Fund, 0.98%	25,000,000	25,000,000

TOTAL MONEY MARKET FUNDS (Cost $162,542,850)		162,542,850

TOTAL INVESTMENT PORTFOLIO—100.0% (Cost $10,333,988,762)(a)		10,333,988,762

*	Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon–equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2003.
**	Annualized yield at the time of purchase; not a coupon rate.
(a)	Cost for federal income tax purposes was $10,333,988,762.

See accompanying notes to the financial statements.

152

Scudder Cash Management Portfolio

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments in securities, at amortized cost	$10,333,988,762
Cash	166
Interest receivable	14,265,652
Other assets	42,163

Total assets	10,348,296,743

Liabilities:
Payable for shares of beneficial interest redeemed	74,486
Accrued advisory fee	749,864
Accrued administrator service fee	443,856
Other accrued expenses and payables	87,275

Total liabilities	1,355,481

Net assets, at value	$10,346,941,262

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$69,456,987
Dividends	3,743,344

Total income	73,200,331

Expenses:
Advisory fee	8,069,049
Administrator service fees	2,690,545
Auditing	11,445
Legal	5,766
Trustees’ fees and expenses	163,631
Other	222,249

Total expenses, before expense reductions	11,162,685
Expense reductions	(1,481,559)

Total expenses, after expense reductions	9,681,126

Net investment income	63,519,205
Net realized gain (loss) from investment transactions	25,241

Net increase (decrease) in net assets resulting from operations	$63,544,446

See accompanying notes to the financial statements.

153

Scudder Cash Management Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment income	$63,519,205	$182,233,459
Net realized gain (loss) on investment transactions	25,241	204,166

Net increase (decrease) in net assets resulting from operations	63,544,446	182,437,625

Capital transaction in shares of beneficial interest:
Proceeds from capital invested	35,877,311,019	54,331,491,476
Value of capital withdrawn	(36,830,534,502)	(54,140,926,979)

Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(953,223,483)	190,564,497
Increase (decrease) in net assets	(889,679,037)	373,002,122

Net assets at beginning of period	11,236,620,299	10,863,618,177

Net assets at end of period	$10,346,941,262	$11,236,620,299

See accompanying notes to the financial statements.

154

Scudder Cash Management Portfolio

Financial Highlights

	Years Ended December 31,

	2003(a)		2002	2001	2000	1999	1998
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10,347		11,237	10,864	8,806	6,101	5,464

Ratio of expenses before expense reductions (%)	.21	*	.20	.20	.20	.20	.20

Ratio of expenses after expense reductions (%)	.18	*	.18	.18	.18	.18	.18

Ratio of net investment income (%)	1.18	*	1.71	4.04	6.28	5.04	5.37

Total investment return (%)(b)	.59	**	1.72	—	—	—	—

(a)	For the six months ended June 30, 2003 (Unaudited).
(b)	Total investment return would have been lower had certain expenses not been reduced.
*	Annualized
**	Not annualized

See accompanying notes to the financial statements.

155

Scudder Cash Management Portfolio

Notes to Financial Statements

June 30, 2003

(Unaudited)

Note 1—Organization and Significant Accounting Policies

A.    Organization

The Scudder Cash Management Portfolio (formerly, Cash Management Portfolio) (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open–end management investment company organized as a New York business trust.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

B.    Security Valuation

Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a–7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Investments in open–end investment companies are valued at their net asset value each business day.

C.    Federal Income Taxes

The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

D.    Other

Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex–dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes a daily allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to its investment in the Portfolio.

Note 2—Fees and Transactions with Affiliates

Deutsche Asset Management, Inc. (“DeAM, Inc.” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio’s Advisor. Under the Advisory Agreement, the Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.15%.

For the six months ended June 30, 2003 the Advisor and Administrator maintained the annualized expenses of the Portfolio at not more than 0.18% of the Portfolio’s average daily net assets. The amount of the waiver and whether the Advisor and Administrator waive their fees may vary at any time without notice to the shareholders.

Accordingly, for the six months ended June 30, 2003 the Portfolio did not impose a portion of its Advisory fee as follows:

	Total Aggregated	Amount Waived	Effective Rate
Scudder Cash Management Portfolio	$8,069,049	$1,481,559.12%

Investment Company Capital Corp. (“ICCC” or the “Administrator”), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio’s Administrator. The Portfolio pays the Administrator an annual fee (“Administrator service fee”) based on its average daily net assets which is calculated daily and paid monthly at an annual rate of 0.05%.

Effective April 11, 2003, State Street Bank and Trust Company (“State Street”) is the Portfolio’s custodian. Prior to April 11, 2003, Deutsche Bank Trust Company Americas, an affiliate of the Advisor and Administrator, served as custodian for the Portfolio.

156

Scudder Cash Management Portfolio

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

Certain officers and a Trustee of the Portfolio are also officers or Trustees of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Portfolio for serving in these capacities. The Portfolio pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Note 3—Line of Credit

Prior to April 11, 2003, the Portfolio and several other affiliated funds (the “Participants”) shared in a $200 million revolving credit facility administered by a syndicate of banks for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants were charged an annual commitment fee which was allocated pro rata based upon net assets among each of the Participants. Interest was calculated at the Federal Funds Rate plus 0.625 percent.

Effective April 11, 2003, the Portfolio entered into a new revolving credit facility administered by J.P. Morgan Chase Bank that provides $1.25 billion of credit coverage. The new revolving credit facility covers the funds and portfolios advised or administered by DeAM, Inc. or its affiliates. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolio may borrow up to a maximum of 5 percent of its net assets under the agreement.

157

ProFundsTM

Post Office Mailing Address for Investments

P.O. Box 182800

Columbus, OH 43218-2800

Phone Numbers

For Financial Professionals:	(888) PRO-5717	(888) 776-5717

For All Others:	(888) PRO-FNDS	(888) 776-3637

Or:	(614) 470-8122

Fax Number:	(800) 782-4797

Website Address

www.profunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

INNOVATIONS IN INDEXING®

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds. “Dow Jones,” “Dow 30,” “Dow Jones Industrial AverageTM,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of the NASDAQ Stock Market, Inc. “The Nikkei 225 Stock Average” is a trademark of Nihon Keizal Shimbun, Inc. “Philadelphia Stock Exchange®”’ “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds.

6/03

CLASSIC PROFUNDS VP

Bull

Small-Cap

OTC

Mid-Cap Value

Mid-Cap Growth

Small-Cap Value

Small-Cap Growth

Asia 30

Europe 30

Japan

ULTRA PROFUNDS VP

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraOTC

INVERSE PROFUNDS VP

Bear

Short Small-Cap

Short OTC

SECTOR PROFUNDS VP

Banks

Basic Materials

Biotechnology

Consumer Cyclical

Consumer Non-Cyclical

Energy

Financial

Healthcare

Industrial

Internet

Pharmaceuticals

Precious Metals

Real Estate

Semiconductor

Technology

Telecommunications

Utilities

BOND BENCHMARKED PROFUNDS VP

U.S. Government Plus

Rising Rates Opportunity

MONEY MARKET PROFUND VP

>	Semiannual Report

June 30, 2003

>  Table of Contents

i	MESSAGE FROM THE CHAIRMAN

SCHEDULE OF PORTFOLIO INVESTMENTS AND FINANCIAL STATEMENTS

1	ProFund VP Bull

10	ProFund VP Small-Cap

21	ProFund VP OTC

26	ProFund VP Mid-Cap Value

32	ProFund VP Mid-Cap Growth

37	ProFund VP Small-Cap Value

44	ProFund VP Small-Cap Growth

50	ProFund VP Asia 30

54	ProFund VP Europe 30

58	ProFund VP Japan

62	ProFund VP UltraBull

71	ProFund VP UltraMid-Cap

79	ProFund VP UltraSmall-Cap

90	ProFund VP UltraOTC

95	ProFund VP Bear

99	ProFund VP Short Small-Cap

103	ProFund VP Short OTC

107	ProFund VP Banks

112	ProFund VP Basic Materials

116	ProFund VP Biotechnology

120	ProFund VP Consumer Cyclical

124	ProFund VP Consumer Non-Cyclical

128	ProFund VP Energy

132	ProFund VP Financial

137	ProFund VP Healthcare

141	ProFund VP Industrial

145	ProFund VP Internet

149	ProFund VP Pharmaceuticals

153	ProFund VP Precious Metals

157	ProFund VP Real Estate

161	ProFund VP Semiconductor

165	ProFund VP Technology

170	ProFund VP Telecommunications

174	ProFund VP Utilities

178	ProFund VP U.S. Government Plus

182	ProFund VP Rising Rates Opportunity

186	ProFund VP Money Market

190	NOTES TO FINANCIAL STATEMENTS

Message from the Chairman

Dear Shareholders:

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2003.

After a downturn that lasted almost three years, U.S. equity markets made impressive gains in the first half of 2003. Broad equity indexes moved higher, and as of June 30, the year-to-date returns for the Dow Jones Industrial Average, S&P 500 Index and Nasdaq-100 were 7.72%, 10.76% and 22.08%, respectively. 1

Economic news also began to take on a more positive tone. The Commerce Department estimated that Gross Domestic Product (GDP) grew at a 2.4% annualized rate for the second quarter, building on a 1.4% growth rate for the first quarter, and profitability of S&P 500 companies was generally on the rise. 1

Thank You

We realize that there are many alternatives for investors in the financial services industry, and so we are extremely grateful for the trust you have put in ProFunds. We are committed to justifying that confidence every day.

In the following pages, you will find financial information relating to ProFunds VP. Please read this information carefully.

Sincerely,

Michael Sapir

Chairman

1 Source: Bloomberg. You cannot invest directly in an index. Indexes are unmanaged; therefore, their performance does not reflect management fees and other expenses associated with mutual fund investing. Past performance is not predictive of future results.

i

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (81.3%)

	Shares	Value
3M Co.	4,158	$536,299
Abbott Laboratories	16,524	723,090
ACE, Ltd.	2,808	96,286
ADC Telecommunications, Inc.*	8,478	19,737
Adobe Systems, Inc.	2,430	77,930
Advanced Micro Devices, Inc.*	3,672	23,538
AES Corp.*	6,480	41,148
Aetna, Inc.	1,620	97,524
AFLAC, Inc.	5,454	167,711
Agilent Technologies, Inc.*	4,968	97,124
Air Products & Chemicals, Inc.	2,430	101,088
Alberto-Culver Co.—Class B	648	33,113
Albertson’s, Inc.	3,888	74,650
Alcoa, Inc.	8,964	228,582
Allegheny Energy, Inc.	1,350	11,408
Allegheny Technologies, Inc.	864	5,702
Allergan, Inc.	1,404	108,248
Allied Waste Industries, Inc.*	2,214	22,251
Allstate Corp.	7,452	265,663
Alltel Corp.	3,294	158,837
Altera Corp.*	4,050	66,420
Altria Group, Inc.	21,438	974,143
Ambac Financial Group, Inc.	1,134	75,128
Amerada Hess Corp.	972	47,803
Ameren Corp.	1,728	76,205
American Electric Power, Inc.	4,158	124,033
American Express Co.	13,716	573,466
American Greetings Corp.—Class A*	702	13,787
American International Group, Inc.	27,648	1,525,616
American Power Conversion Corp.*	2,106	32,833
American Standard Cos.*	756	55,891
AmerisourceBergen Corp.	1,188	82,388
Amgen, Inc.*	13,338	886,176
AmSouth Bancorp	3,726	81,376
Anadarko Petroleum Corp.	2,646	117,668
Analog Devices, Inc.*	3,888	135,380
Andrew Corp.*	1,026	9,439
Anheuser-Busch Cos., Inc.	8,856	452,099
Anthem, Inc.*	1,458	112,485
AOL-Time Warner, Inc.*	47,628	766,335
AON Corp.	3,294	79,320
Apache Corp.	1,728	112,424
Apartment Investment & Management Co.—Class A	972	33,631
Apollo Group, Inc.—Class A*	1,836	113,391
Apple Computer, Inc.*	3,888	74,339
Applera Corp.—Applied Biosystems Group	2,214	42,132
Applied Materials, Inc.*	17,550	278,342
Applied Micro Circuits Corp.*	3,240	19,602
Archer-Daniels-Midland Co.	6,804	87,567
Ashland, Inc.	702	21,537
AT&T Corp.	8,316	160,083
AT&T Wireless Services, Inc.*	28,728	235,857
Autodesk, Inc.	1,188	19,198
Automatic Data Processing, Inc.	6,318	213,927
AutoNation, Inc.*	2,970	46,688
AutoZone, Inc.*	972	73,843
Avaya, Inc.*	4,050	26,163
Avery Dennison Corp.	1,188	59,638

Common Stocks, continued

	Shares	Value
Avon Products, Inc.	2,484	$154,505
Baker Hughes, Inc.	3,564	119,643
Ball Corp.	594	27,033
Bank of America Corp.	15,876	1,254,679
Bank of New York Co., Inc.	8,154	234,428
Bank One Corp.	12,096	449,729
Bard (C.R.), Inc.	540	38,507
Bausch & Lomb, Inc.	540	20,250
Baxter International, Inc.	6,318	164,268
BB&T Corp.	4,968	170,402
Bear Stearns Cos., Inc.	1,026	74,303
Becton, Dickinson & Co.	2,700	104,895
Bed Bath & Beyond, Inc.*	3,132	121,553
BellSouth Corp.	19,548	520,563
Bemis Co., Inc.	540	25,272
Best Buy Co., Inc.*	3,402	149,416
Big Lots, Inc.*	1,242	18,680
Biogen, Inc.*	1,566	59,508
Biomet, Inc.	2,754	78,930
BJ Services Co.*	1,674	62,541
Black & Decker Corp.	810	35,194
Block H & R, Inc.	1,890	81,743
BMC Software, Inc.*	2,484	40,564
Boeing Co.	8,910	305,791
Boise Cascade Corp.	594	14,197
Boston Scientific Corp.*	4,320	263,952
Bristol-Myers Squibb Co.	20,520	557,118
Broadcom Corp.—Class A*	2,970	73,983
Brown-Forman Corp.	648	50,946
Brunswick Corp.	972	24,319
Burlington Northern Santa Fe Corp.	3,942	112,110
Burlington Resources, Inc.	2,106	113,871
Calpine Corp.*	4,050	26,730
Campbell Soup Co.	4,374	107,163
Capital One Financial Corp.	2,376	116,852
Cardinal Health, Inc.	4,752	305,554
Carnival Corp.	6,642	215,932
Caterpillar, Inc.	3,672	204,384
Cendant Corp.*	10,800	197,855
CenterPoint Energy, Inc.	3,240	26,406
Centex Corp.	648	50,408
CenturyTel, Inc.	1,512	52,693
Charter One Financial, Inc.	2,376	74,084
ChevronTexaco Corp.	11,340	818,748
Chiron Corp.*	1,998	87,353
Chubb Corp.	1,836	110,160
CIENA Corp.*	4,968	25,784
CIGNA Corp.	1,512	70,973
Cincinnati Financial Corp.	1,728	64,092
Cinergy Corp.	1,890	69,533
Cintas Corp.	1,782	63,154
Circuit City Stores, Inc.	2,214	19,483
Cisco Systems, Inc.*	74,358	1,241,034
Citigroup, Inc.	54,540	2,334,313
Citizens Communications Co.*	3,024	38,979
Citrix Systems, Inc.*	1,728	35,182
Clear Channel Communications, Inc.*	6,480	274,687
Clorox Co.	2,322	99,033
CMS Energy Corp.	1,512	12,247
Coca-Cola Co.	26,082	1,210,466

See accompanying notes to the financial statements.

1

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Coca-Cola Enterprises, Inc.	4,806	$87,229
Colgate-Palmolive Co.	5,724	331,706
Comcast Corp.—Special Class A*	23,814	718,707
Comerica, Inc.	1,836	85,374
Computer Associates International, Inc.	6,102	135,953
Computer Sciences Corp.*	1,998	76,164
Compuware Corp.*	3,996	23,057
Comverse Technology, Inc.*	1,998	30,030
ConAgra Foods, Inc.	5,670	133,812
Concord EFS, Inc.*	5,130	75,514
ConocoPhillips	7,182	393,574
Consolidated Edison, Inc.	2,376	102,833
Constellation Energy Group, Inc.	1,728	59,270
Convergys Corp.*	1,566	25,056
Cooper Industries, Ltd.—Class A	972	40,144
Cooper Tire & Rubber Co.	756	13,298
Coors (Adolph) Co.—Class B	378	18,514
Corning, Inc.*	13,392	98,967
Costco Wholesale Corp.*	4,806	175,900
Countrywide Credit Industries, Inc.	1,404	97,676
Crane Co.	648	14,664
CSX Corp.	2,268	68,244
Cummins, Inc.	432	15,504
CVS Corp.	4,158	116,549
Dana Corp.	1,566	18,103
Danaher Corp.	1,620	110,241
Darden Restaurants, Inc.	1,782	33,822
Deere & Co.	2,538	115,987
Dell Computer Corp.*	27,216	869,822
Delphi Automotive Systems Corp.	5,940	51,262
Delta Air Lines, Inc.	1,296	19,025
Deluxe Corp.	594	26,611
Devon Energy Corp.	2,430	129,762
Dillard’s, Inc.—Class A	918	12,365
Dollar General Corp.	3,510	64,093
Dominion Resources, Inc.	3,294	211,706
Donnelley (R.R.) & Sons Co.	1,188	31,054
Dover Corp.	2,160	64,714
Dow Chemical Co.	9,720	300,931
Dow Jones & Co., Inc.	864	37,178
DTE Energy Co.	1,782	68,856
Du Pont (E.I.) de Nemours	10,530	438,469
Duke Energy Corp.	9,558	190,683
Dynegy, Inc.—Class A	3,942	16,556
Eastman Chemical Co.	810	25,653
Eastman Kodak Co.	3,024	82,706
Eaton Corp.	810	63,674
eBay, Inc.*	3,348	348,794
Ecolab, Inc.	2,808	71,885
Edison International*	3,456	56,782
El Paso Corp.	6,372	51,486
Electronic Arts, Inc.*	1,566	115,868
Electronic Data Systems Corp.	5,076	108,880
Eli Lilly & Co.	11,880	819,363
EMC Corp.*	23,166	242,548
Emerson Electric Co.	4,482	229,029
Engelhard Corp.	1,350	33,440
Entergy Corp.	2,376	125,405
EOG Resources, Inc.	1,188	49,706
Equifax, Inc.	1,512	39,312

Common Stocks, continued

	Shares	Value
Equity Office Properties Trust	4,266	$115,225
Equity Residential Properties Trust	2,862	74,269
Exelon Corp.	3,456	206,704
Exxon Mobil Corp.	70,740	2,540,273
Family Dollar Stores, Inc.	1,836	70,043
Fannie Mae	10,368	699,218
Federated Department Stores, Inc.	1,998	73,626
Federated Investors, Inc.—Class B	1,134	31,094
FedEx Corp.	3,186	197,628
Fifth Third Bancorp	6,102	349,889
First Data Corp.	7,938	328,951
First Tennessee National Corp.	1,350	59,279
FirstEnergy Corp.	3,132	120,425
Fiserv, Inc.*	2,052	73,072
Fleet Boston Financial Corp.	11,124	330,494
Fluor Corp.	864	29,065
Ford Motor Co.	19,386	213,052
Forest Laboratories, Inc.*	3,834	209,912
Fortune Brands, Inc.	1,566	81,745
FPL Group, Inc.	1,944	129,956
Franklin Resources, Inc.	2,700	105,489
Freddie Mac	7,290	370,113
Freeport-McMoRan Copper & Gold, Inc.—Class B	1,566	38,367
Gannett Co., Inc.	2,862	219,830
Gap, Inc.	9,450	177,282
Gateway, Inc.*	3,456	12,614
General Dynamics Corp.	2,106	152,685
General Electric Co.	105,894	3,037,040
General Mills, Inc.	3,942	186,890
General Motors Corp.	5,940	213,840
Genuine Parts Co.	1,836	58,770
Genzyme Corp.—General Division*	2,268	94,802
Georgia Pacific Corp.	2,646	50,142
Gillette Co.	10,800	344,088
Golden West Financial Corp.	1,620	129,616
Goodrich Corp.	1,242	26,082
Goodyear Tire & Rubber Co.	1,836	9,639
Grainger (W.W.), Inc.	972	45,451
Great Lakes Chemical Corp.	540	11,016
Guidant Corp.	3,294	146,221
Halliburton Co.	4,644	106,812
Harley-Davidson, Inc.	3,186	126,994
Harrah’s Entertainment, Inc.*	1,188	47,805
Hartford Financial Services Group, Inc.	2,970	149,569
Hasbro, Inc.	1,836	32,112
HCA, Inc.	5,400	173,016
Health Management Associates, Inc.— Class A	2,538	46,826
Heinz (H.J.) Co.	3,726	122,883
Hercules, Inc.*	1,188	11,761
Hershey Foods Corp.	1,404	97,803
Hewlett-Packard Co.	32,346	688,970
Hilton Hotels Corp.	3,996	51,109
Home Depot, Inc.	24,354	806,605
Honeywell International, Inc.	9,072	243,583
Humana, Inc.*	1,728	26,093
Huntington Bancshares, Inc.	2,430	47,434
Illinois Tool Works, Inc.	3,240	213,354
IMS Health, Inc.	2,592	46,630

See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Ingersoll-Rand Co.—Class A	1,782	$84,324
Intel Corp.	69,228	1,438,834
International Business Machines Corp.	18,306	1,510,244
International Flavors & Fragrances, Inc.	972	31,036
International Game Technology*	918	93,939
International Paper Co.	5,076	181,364
Interpublic Group of Cos., Inc.	4,104	54,912
Intuit, Inc.*	2,160	96,185
ITT Industries, Inc.	972	63,627
J.P. Morgan Chase & Co.	21,546	736,443
Jabil Circuit, Inc.*	2,106	46,543
Janus Capital Group, Inc.	2,538	41,623
JDS Uniphase Corp.*	15,174	53,261
Jefferson-Pilot Corp.	1,512	62,688
John Hancock Financial Services, Inc.	3,078	94,587
Johnson & Johnson	31,428	1,624,828
Johnson Controls, Inc.	918	78,581
Jones Apparel Group, Inc.*	1,350	39,501
KB Home	486	30,122
Kellogg Co.	4,320	148,478
Kerr-McGee Corp.	1,080	48,384
KeyCorp	4,482	113,260
KeySpan Corp.	1,674	59,344
Kimberly-Clark Corp.	5,400	281,556
Kinder Morgan, Inc.	1,296	70,827
King Pharmaceuticals, Inc.*	2,538	37,461
KLA-Tencor Corp.*	1,998	92,887
Knight Ridder, Inc.	864	59,556
Kohls Corp.*	3,564	183,118
Kroger Co.*	7,992	133,307
Leggett & Platt, Inc.	2,052	42,066
Lexmark International Group, Inc.*	1,350	95,540
Limited, Inc.	5,508	85,374
Lincoln National Corp.	1,890	67,341
Linear Technology Corp.	3,294	106,100
Liz Claiborne, Inc.	1,134	39,974
Lockheed Martin Corp.	4,752	226,053
Loews Corp.	1,944	91,932
Louisiana-Pacific Corp.*	1,134	12,293
Lowe’s Cos., Inc.	8,262	354,853
LSI Logic Corp.*	3,996	28,292
Lucent Technologies, Inc.*	43,848	89,011
Manor Care, Inc.*	972	24,310
Marathon Oil Corp.	3,294	86,797
Marriott International, Inc.—Class A	2,430	93,360
Marsh & McLennan Cos., Inc.	5,670	289,566
Marshall & Ilsley Corp.	2,376	72,658
Masco Corp.	5,076	121,062
Mattel, Inc.	4,644	87,864
Maxim Integrated Products, Inc.	3,456	118,161
May Department Stores Co.	3,078	68,516
Maytag Corp.	810	19,780
MBIA, Inc.	1,512	73,710
MBNA Corp.	13,554	282,465
McCormick & Co., Inc.	1,458	39,658
McDermott International, Inc.*	702	4,444
McDonald’s Corp.	13,500	297,810
McGraw-Hill Cos., Inc.	1,998	123,876
McKesson Corp.	3,078	110,008
MeadWestvaco Corp.	2,106	52,018

Common Stocks, continued

	Shares	Value
MedImmune, Inc.*	2,646	$96,235
Medtronic, Inc.	12,906	619,101
Mellon Financial Corp.	4,590	127,373
Merck & Co., Inc.	23,760	1,438,667
Mercury Interactive Corp.*	918	35,444
Meredith Corp.	540	23,760
Merrill Lynch & Co., Inc.	1,936	90,372
MetLife, Inc.	8,046	227,863
MGIC Investment Corp.	1,026	47,853
Micron Technology, Inc.*	6,426	74,734
Microsoft Corp.	113,724	2,912,473
Millipore Corp.*	540	23,960
Mirant Corp.*	4,266	12,371
Molex, Inc.	1,998	53,926
Monsanto Co.	2,754	59,597
Monster Worldwide, Inc.*	1,188	23,439
Moody’s Corp.	1,566	82,544
Morgan Stanley Dean Witter & Co.	11,502	491,711
Motorola, Inc.	24,516	231,186
Nabors Industries, Ltd.*	1,566	61,935
National City Corp.	6,480	211,961
National Semiconductor Corp.*	1,944	38,336
Navistar International Corp.*	702	22,906
NCR Corp.*	1,026	26,286
Network Appliance, Inc.*	3,618	58,648
New York Times Co.—Class A	1,620	73,710
Newell Rubbermaid, Inc.	2,916	81,648
Newmont Mining Corp.	4,266	138,474
Nextel Communications, Inc.—Class A*	10,908	197,217
NICOR, Inc.	486	18,035
Nike, Inc.—Class B	2,808	150,200
NiSource, Inc.	2,808	53,352
Noble Corp.*	1,404	48,157
Nordstrom, Inc.	1,458	28,460
Norfolk Southern Corp.	4,104	78,797
North Fork Bancorp, Inc.	1,674	57,016
Northern Trust Corp.	2,322	97,036
Northrop Grumman Corp.	1,944	167,748
Novell, Inc.*	3,888	11,975
Novellus Systems, Inc.*	1,566	57,348
Nucor Corp.	810	39,569
NVIDIA Corp.*	1,674	38,519
Occidental Petroleum Corp.	3,996	134,066
Office Depot, Inc.*	3,294	47,796
Omnicom Group	1,998	143,256
Oracle Corp.*	55,566	667,903
PACCAR, Inc.	1,242	83,910
Pactiv Corp.*	1,674	32,995
Pall Corp.	1,296	29,160
Parametric Technology Corp.*	2,808	8,564
Parker Hannifin Corp.	1,242	52,152
Paychex, Inc.	3,996	117,123
Penney (J.C.) Co.	2,862	48,225
Peoples Energy Corp.	378	16,212
PeopleSoft, Inc.*	3,348	58,891
PepsiCo, Inc.	18,198	809,811
PerkinElmer, Inc.	1,350	18,644
Pfizer, Inc.	83,646	2,856,510
PG&E Corp.*	4,320	91,368
Phelps Dodge Corp.*	918	35,196

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Pinnacle West Capital Corp.	972	$36,401
Pitney Bowes, Inc.	2,484	95,410
Plum Creek Timber Co., Inc.	1,944	50,447
PMC-Sierra, Inc.*	1,782	20,903
PNC Financial Services Group	2,970	144,966
Power-One, Inc.*	864	6,178
PPG Industries, Inc.	1,782	90,419
PPL Corp.	1,782	76,626
Praxair, Inc.	1,728	103,853
Principal Financial Group, Inc.	3,456	111,456
Procter & Gamble Co.	13,716	1,223,192
Progress Energy, Inc.	2,538	111,418
Progressive Corp.	2,322	169,738
Providian Financial Corp.*	3,078	28,502
Prudential Financial, Inc.	5,832	196,247
Public Service Enterprise Group, Inc.	2,376	100,386
Pulte Homes, Inc.	648	39,956
QLogic Corp.*	972	46,977
Qualcomm, Inc.	8,370	299,228
Quest Diagnostics, Inc.*	1,134	72,349
Quintiles Transnational Corp.*	1,242	17,624
Qwest Communications International, Inc.*	17,982	85,954
R.J. Reynolds Tobacco Holdings	918	34,159
RadioShack Corp.	1,782	46,884
Raytheon Co.	4,374	143,642
Reebok International, Ltd.*	648	21,792
Regions Financial Corp.	2,376	80,261
Robert Half International, Inc.*	1,782	33,751
Rockwell Collins, Inc.	1,890	46,551
Rockwell International Corp.	1,944	46,345
Rohm & Haas Co.	2,376	73,727
Rowan Cos., Inc.*	972	21,773
Ryder System, Inc.	648	16,602
Sabre Holdings Corp.	1,512	37,271
SAFECO Corp.	1,458	51,438
Safeway, Inc.*	4,698	96,121
Sanmina-SCI Corp.*	5,400	34,074
Sara Lee Corp.	8,208	154,392
SBC Communications, Inc.	35,208	899,564
Schering-Plough Corp.	15,552	289,267
Schlumberger, Ltd.	6,156	292,841
Schwab (Charles) Corp.	14,310	144,388
Scientific-Atlanta, Inc.	1,566	37,333
Sealed Air Corp.*	918	43,751
Sears, Roebuck & Co.	3,240	108,994
Sempra Energy	2,214	63,166
Sherwin-Williams Co.	1,566	42,094
Siebel Systems, Inc.*	5,184	49,455
Sigma-Aldrich Corp.	756	40,960
Simon Property Group, Inc.	1,998	77,982
SLM Corp.	4,860	190,366
Snap-on, Inc.	594	17,244
Solectron Corp.*	8,802	32,919
Southern Co.	7,668	238,936
SouthTrust Corp.	3,618	98,410
Southwest Airlines Co.	8,262	142,107
Sprint Corp. (FON Group)	9,504	136,858
Sprint Corp. (PCS Group)*	10,854	62,411
St. Jude Medical, Inc.*	1,890	108,675

Common Stocks, continued

	Shares	Value
St. Paul Companies, Inc.	2,430	$88,719
Stanley Works	918	25,337
Staples, Inc.*	5,184	95,126
Starbucks Corp.*	4,158	101,954
Starwood Hotels & Resorts Worldwide, Inc.	2,106	60,211
State Street Corp.	3,510	138,294
Stryker Corp.	2,106	146,093
Sun Microsystems, Inc.*	34,236	157,486
SunGard Data Systems, Inc.*	3,024	78,352
Sunoco, Inc.	810	30,569
SunTrust Banks, Inc.	2,970	176,240
SuperValu, Inc.	1,404	29,933
Symantec Corp.*	1,566	68,685
Symbol Technologies, Inc.	2,430	31,614
Synovus Financial Corp.	3,240	69,660
Sysco Corp.	6,858	206,015
T. Rowe Price Group, Inc.	1,296	48,924
Target Corp.	9,666	365,762
TECO Energy, Inc.	1,890	22,661
Tektronix, Inc.*	918	19,829
Tellabs, Inc.*	4,374	28,737
Temple-Inland, Inc.	594	25,489
Tenet Healthcare Corp.*	4,968	57,877
Teradyne, Inc.*	1,944	33,651
Texas Instruments, Inc.	18,306	322,185
Textron, Inc.	1,458	56,891
The Pepsi Bottling Group, Inc.	2,916	58,378
Thermo Electron Corp.*	1,728	36,323
Thomas & Betts Corp.*	594	8,583
Tiffany & Co.	1,512	49,412
TJX Cos., Inc.	5,400	101,736
Torchmark Corp.	1,242	46,265
Toys R Us, Inc.*	2,268	27,488
Transocean Sedco Forex, Inc.	3,402	74,742
Travelers Property Casualty Corp.— Class B	10,638	167,761
Tribune Co.	3,294	159,100
Tupperware Corp.	594	8,530
TXU Corp.	3,402	76,375
Tyco International, Ltd.	21,168	401,769
U.S. Bancorp	20,358	498,771
Union Pacific Corp.	2,700	156,654
Union Planters Corp.	2,106	65,349
Unisys Corp.*	3,456	42,440
United Parcel Service, Inc.—Class B	11,934	760,196
United States Steel Corp.	1,080	17,680
United Technologies Corp.	4,968	351,883
UnitedHealth Group, Inc.	12,528	629,532
Univision Communications, Inc.— Class A*	2,430	73,872
Unocal Corp.	2,754	79,012
UnumProvident Corp.	3,024	40,552
UST, Inc.	1,782	62,423
Veritas Software Corp.*	4,374	125,403
Verizon Communications, Inc.	29,160	1,150,362
VF Corp.	1,134	38,522
Viacom, Inc.—Class B*	18,576	811,027
Visteon Corp.	1,404	9,645
Vulcan Materials Co.	1,080	40,036

See accompanying notes to the financial statements.

4

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Wachovia Corp.	14,256	$569,670
Wal-Mart Stores, Inc.	46,386	2,489,538
Walgreen Co.	10,854	326,705
Walt Disney Co.	21,654	427,667
Washington Mutual, Inc.	9,882	408,127
Waste Management, Inc.	6,264	150,899
Waters Corp.*	1,296	37,752
Watson Pharmaceuticals, Inc.*	1,134	45,780
Wellpoint Health Networks, Inc.*	1,566	132,014
Wells Fargo & Co.	17,766	895,406
Wendy’s International, Inc.	1,188	34,416
Weyerhaeuser Co.	2,322	125,388
Whirlpool Corp.	702	44,718
Williams Cos., Inc.	5,508	43,513
Winn-Dixie Stores, Inc.	1,512	18,613
Worthington Industries, Inc.	918	12,301
Wrigley (WM.) JR Co.	2,376	133,602
Wyeth	14,094	641,982
Xcel Energy, Inc.	4,212	63,348
Xerox Corp.*	7,830	82,920
Xilinx, Inc.*	3,564	90,205
XL Capital, Ltd.—Class A	1,458	121,014
Yahoo!, Inc.*	6,372	208,747
YUM! Brands, Inc.*	3,078	90,986
Zimmer Holdings, Inc.*	2,106	94,875
Zions Bancorp	972	49,193

TOTAL COMMON STOCKS		94,546,887

Federal Home Loan Bank (17.9%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$20,896,000	20,895,710

TOTAL FEDERAL HOME LOAN BANK		20,895,710

TOTAL INVESTMENTS (Cost $102,843,361)(a)—99.2%		115,442,597
Net other assets (liabilities)—0.8%		988,020

NET ASSETS—100.0%		$116,430,617

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $22,135,750)	91	$(345,834)

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $48,650)	(1)	$975

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$12,865,901
Unrealized depreciation	(266,665)

Net unrealized appreciation/depreciation	$12,599,236

The ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.2%
Aerospace/Defense	1.2%
Agriculture	1.0%
Airlines	0.1%
Apparel	0.2%
Auto Manufacturers	0.5%
Auto Parts & Equipment	0.2%
Banks	5.7%
Beverages	2.3%
Biotechnology	1.0%
Building Materials	0.2%
Chemicals	1.2%
Commercial Services	0.8%
Computers	3.6%
Cosmetics/Personal Care	2.0%
Distribution/Wholesale	0.1%
Diversified Financial Services	5.5%
Electric	2.2%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	0.0%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.5%
Forest & Paper Products	0.4%
Gas	0.1%
Hand/Machine Tools	0.1%
Healthcare—Products	2.9%
Healthcare—Services	1.2%
Home Builders	0.1%
Home Furnishings	0.1%
Household Products/Wares	0.2%
Housewares	0.1%
Insurance	3.9%
Internet	0.6%
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.2%
Machinery—Construction & Mining	0.2%
Machinery—Diversified	0.2%

See accompanying notes to the financial statements.

5

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Manufacturing	4.3%
Media	3.2%
Metals	0.0%
Mining	0.4%
Office/Business Equipment	0.2%
Oil & Gas	4.2%
Oil & Gas Services	0.5%
Packaging & Containers	0.1%
Pharmaceuticals	7.0%
Pipelines	0.2%
Real Estate Investment Trust	0.3%
Retail	5.8%
Savings & Loan	0.5%
Semiconductors	2.7%
Software	4.3%
Telecommunications	5.1%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.2%
Trucking & Leasing	0.0%
Other	18.7%

See accompanying notes to the financial statements.

6

PROFUNDS VP

ProFund VP Bull

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $102,843,361)	$115,442,597
Cash	22,301
Segregated cash balances with brokers for futures contracts	1,652,861
Dividends and interest receivable	112,690
Receivable for capital shares issued	236,346
Prepaid expenses	2,291

Total Assets	117,469,086

Liabilities:
Payable for capital shares redeemed	752,815
Variation margin on futures contracts	27,849
Advisory fees payable	65,726
Management services fees payable	13,145
Administration fees payable	4,176
Administrative services fees payable	52,875
Distribution fees payable	43,231
Other accrued expenses	78,652

Total Liabilities	1,038,469

Net Assets	$116,430,617

Net Assets consist of:
Capital	$123,847,896
Accumulated net investment income/(loss)	(132,536)
Accumulated net realized gains (losses) on investments and futures contracts	(19,539,120)
Net unrealized appreciation/depreciation on investments and futures contracts	12,254,377

Net Assets	$116,430,617

Shares of Beneficial Interest Outstanding	5,155,997

Net Asset Value (offering and redemption price per share)	$22.58

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$695,292
Interest	55,118

Total Investment Income	750,410

Expenses:
Advisory fees	336,475
Management services fees	67,295
Administration fees	23,744
Administrative services fees	174,102
Distribution fees	112,158
Custody fees	44,690
Fund accounting fees	43,196
Transfer agent fees	37,100
Other fees	47,287

Total Gross Expenses before reductions	886,047
Less Expenses reduced by the Advisor	(2,544)

Total Net Expenses	883,503

Net Investment Income/(Loss)	(133,093)

Realized and Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) on investments	(5,797,665)
Net realized gains (losses) on futures contracts	(285,328)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	9,748,446

Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	3,665,453

Change in Net Assets Resulting from Operations	$3,532,360

See accompanying notes to the financial statements.

7

PROFUNDS VP

ProFund VP Bull

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(133,093)	$(81,467)
Net realized gains (losses) on investments and futures contracts	(6,082,993)	(12,612,491)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	9,748,446	2,053,641

Change in net assets resulting from operations	3,532,360	(10,640,317)

Capital Transactions:
Proceeds from shares issued	528,543,367	368,175,334
Cost of shares redeemed	(508,394,623)	(285,371,272)

Change in net assets resulting from capital transactions	20,148,744	82,804,062

Change in net assets	23,681,104	72,163,745
Net Assets:
Beginning of period	92,749,513	20,585,768

End of period	$116,430,617	$92,749,513

Share Transactions:
Issued	25,100,792	17,148,702
Redeemed	(24,473,321)	(13,384,181)

Change in shares	627,471	3,764,521

See accompanying notes to the financial statements.

8

PROFUNDS VP

ProFund VP Bull

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002		For the period May 1, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$20.48		$26.94		$30.00

Investment Activities:
Net investment income/(loss)	(0.03	)(b)	(0.04	)(b)	(0.11	)(b)
Net realized and unrealized gains (losses) on investments and futures contracts	2.13		(6.42)		(2.95)

Total income/(loss) from investment activities	2.10		(6.46)		(3.06)

Net Asset Value, End of Period	$22.58		$20.48		$26.94

Total Return	10.25	%(c)	(23.98)%		(10.20	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$116,430,617		$92,749,513		$20,585,768
Ratio of net expenses to average net assets	1.97	%(d)	1.91%		2.25	%(d)
Ratio of net investment income/(loss) to average net assets	(0.30	)%(d)	(0.18)%		(0.60	)%(d)
Ratio of gross expenses to average net assets	1.97	%(d)	1.91%		2.25	%(d)
Portfolio turnover(e)	271%		260%		325%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

9

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (80.1%)

	Shares	Value
Aaron Rents, Inc.	870	$22,446
Abgenix, Inc.*	4,872	51,107
ABM Industries, Inc.	2,436	37,514
Actel Corp.*	1,392	28,536
Action Performance Cos., Inc.	1,044	19,836
Actuant Corp.*	696	32,935
Acuity Brands, Inc.	2,610	47,424
Adolor Corp.*	2,436	29,890
ADTRAN, Inc.*	1,740	89,244
Advanced Digital Information Corp.*	4,002	39,980
Advanced Neuromodulation Systems, Inc.*	522	27,024
ADVO, Inc.*	1,218	54,079
Aeroflex, Inc.*	4,350	33,669
AFC Enterprises, Inc.*	870	14,129
Agile Software Corp.*	2,958	28,545
AGL Resources, Inc.	4,872	123,944
Airborne, Inc.	4,002	83,642
Airgas, Inc.	4,350	72,862
AirTran Holdings, Inc.*	4,176	43,722
Alaska Air Group, Inc.*	1,566	33,591
Albany International Corp.—Class A	1,566	42,908
Albany Molecular Research, Inc.*	1,392	21,019
Alexander & Baldwin, Inc.	2,610	69,243
Alexandria Real Estate Equities, Inc.	1,566	70,470
Alkermes, Inc.*	3,480	37,410
Allen Telecom, Inc.*	2,784	45,992
Alliance Gaming Corp.*	2,610	49,355
Alpharma, Inc.	2,088	45,101
AMC Entertainment, Inc.*	1,914	21,896
Amcore Financial, Inc.	1,566	36,456
American Capital Strategies, Ltd.	5,916	147,545
American Italian Pasta Co.*	1,566	65,224
American Management Systems, Inc.*	2,958	42,240
American Medical Systems Holdings, Inc.*	4,002	67,514
American States Water Co.	1,044	28,501
American Tower Corp.*	10,266	90,853
AMERIGROUP Corp.*	522	19,418
Ameritrade Holding Corp.—Class A*	11,310	83,807
Ametek, Inc.	2,436	89,279
Amli Residential Properties Trust	1,044	24,586
AmSurg Corp.*	1,740	53,070
Amylin Pharmaceuticals, Inc.*	4,350	95,222
Analogic Corp.	522	25,453
Anchor BanCorp Wisconsin, Inc.	1,392	33,255
Anixter International, Inc.*	2,610	61,152
AnnTaylor Stores Corp.*	3,828	110,821
ANSYS, Inc.*	870	27,057
Anteon International Corp.*	1,044	29,138
Anthracite Capital, Inc.	4,350	52,461
Anworth Mortgage Asset Corp.	1,740	26,831
Apogee Enterprises, Inc.	1,740	15,695
Applera Corp.—Celera Genomics Group*	4,524	46,688
Applied Industrial Technologies, Inc.	1,218	25,700
Apria Healthcare Group, Inc.*	2,784	69,266
Arbitron, Inc.*	1,914	68,330
Arch Chemicals, Inc.	1,392	26,587
Arch Coal, Inc.	3,132	71,974
Argosy Gaming Co.*	1,740	36,383
Ariba, Inc.*	16,356	48,577

Common Stocks, continued

	Shares	Value
Arkansas Best Corp.	3,828	$91,067
Armor Holdings, Inc.*	1,566	20,984
Arris Group, Inc.*	4,002	19,850
Arrow International, Inc.	522	23,046
ArthroCare Corp.*	1,392	23,330
Ascential Software Corp.*	3,722	61,190
Asyst Technologies, Inc.*	2,436	16,297
Atherogenics, Inc.*	1,914	28,576
Atlantic Coast Airlines Holdings, Inc.*	2,610	35,209
ATMI, Inc.*	1,740	43,448
Atmos Energy Corp.	3,480	86,304
Atrix Laboratories, Inc.*	1,566	34,436
Atwood Oceanics, Inc.*	522	14,172
Avid Technology, Inc.*	2,088	73,226
Avista Corp.	3,132	44,318
Avocent Corp.*	3,828	114,572
Axcelis Technologies, Inc.*	8,004	48,984
Aztar Corp.*	2,262	36,441
Baldor Electric Co.	2,262	46,597
Bandag, Inc.	696	25,940
Bankatlantic Bancorp, Inc.—Class A	2,610	31,033
BankUnited Financial Corp.—Class A*	2,784	56,098
Banta Corp.	1,566	50,691
BARRA, Inc.*	1,740	62,118
Bay View Capital Corp.*	4,002	23,132
Beazer Homes U.S.A., Inc.*	1,218	101,702
Bedford Property Investors, Inc.	1,044	29,650
Belden, Inc.	1,566	24,884
Benchmark Electronics, Inc.*	1,392	42,818
Bio-Rad Laboratories, Inc.—Class A*	1,218	67,416
BioMarin Pharmaceutical, Inc.*	2,784	27,172
Black Box Corp.	1,740	62,988
Black Hills Corp.	1,740	53,418
Blyth, Inc.	2,088	56,794
Bob Evans Farms, Inc.	4,176	115,383
Borland Software Corp.*	6,612	64,599
Boston Private Financial Holdings, Inc.	2,088	44,015
Bowne & Co., Inc.	2,088	27,207
Boyd Gaming Corp.*	2,088	36,039
Brady Corp.—Class A	1,218	40,620
Brandywine Realty Trust	2,262	55,690
Briggs & Stratton Corp.	1,392	70,296
Bright Horizons Family Solutions, Inc.*	696	23,358
Brookline Bancorp, Inc.	4,524	63,336
Brooks Automation, Inc.*	4,698	53,275
Brown Shoe Co., Inc.	1,218	36,296
Burlington Coat Factory Warehouse Corp.	1,218	21,802
C&D Technologies, Inc.	1,740	24,986
Cabot Microelectronics Corp.*	2,958	149,289
Cabot Oil & Gas Corp.	1,914	52,846
CACI International, Inc.—Class A*	2,262	77,587
Cal Dive International, Inc.*	2,436	53,105
California Pizza Kitchen, Inc.*	1,044	22,446
Cambrex Corp.	1,566	36,049
Capital Automotive Real Estate Investment Trust	3,828	107,146
CARBO Ceramics, Inc.	522	19,445
Carlisle Cos., Inc.	2,088	88,030
Casey’s General Stores, Inc.	2,436	34,445
Cato Corp.—Class A	1,044	22,008

See accompanying notes to the financial statements.

10

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
CBL & Associates Properties, Inc.	1,740	$74,820
CDI Corp.*	870	22,585
Cell Genesys, Inc.*	5,220	45,101
Cell Therapeutics, Inc.*	2,088	20,316
Centex Construction Products, Inc.	522	20,927
Central Garden & Pet Co.*	870	20,750
CH Energy Group, Inc.	1,044	46,980
Charming Shoppes, Inc.*	6,612	32,862
Charter Municipal Mortgage Acceptance Co.	2,610	49,616
Chateau Communities, Inc.	2,262	66,933
Checkpoint Systems, Inc.*	2,262	32,007
Chelsea Property Group, Inc.	2,610	105,209
Chesapeake Corp.	870	19,010
Chesapeake Energy Corp.	10,614	107,201
Chiquita Brands International, Inc.*	2,262	32,799
Chittenden Corp.	3,480	95,178
Choice Hotels International, Inc.*	1,392	38,016
Christopher & Banks Corp.*	1,566	57,926
Ciber, Inc.*	3,480	24,430
Cima Labs, Inc.*	1,044	28,073
Cincinnati Bell, Inc.*	12,354	82,772
Claire’s Stores, Inc.	3,306	83,840
Clarcor, Inc.	1,566	60,369
CLECO Corp.	2,610	45,205
Cognex Corp.*	4,350	97,223
Cognizant Technology Solutions Corp.*	5,742	139,874
Coherent, Inc.*	2,088	49,966
Cohu, Inc.	1,392	21,715
Coinstar, Inc.*	2,436	45,943
Colonial Properties Trust	1,392	48,984
Commerce Group, Inc.	1,566	56,689
Commercial Federal Corp.	2,958	62,710
Commercial Metals Co.	1,566	27,859
Commercial NET Lease Realty	2,958	50,996
Commonwealth Telephone Enterprises, Inc.*	1,044	45,905
Commscope, Inc.*	3,480	33,060
Community Bank System, Inc.	696	26,448
Comstock Resources, Inc.*	1,392	19,043
CONMED Corp.*	2,436	44,481
Connetics Corp.*	2,088	31,257
Consolidated Graphics, Inc.*	696	15,924
Cooper Cos., Inc.	2,610	90,750
Corinthian Colleges, Inc.*	3,306	160,573
Corixa Corp.*	2,784	21,520
Corn Products International, Inc.	2,262	67,928
Cornerstone Realty Income Trust, Inc.	3,132	22,895
Corporate Executive Board Co.*	2,784	113,644
Corporate Office Properties Trust	1,218	20,621
Corrections Corp. of America*	1,740	44,074
Cost Plus, Inc.*	1,740	62,048
Covance, Inc.*	3,654	66,137
Cray, Inc.*	4,176	32,990
Credence Systems Corp.*	4,176	35,371
Cree Research, Inc.*	5,046	82,149
Crompton Corp.	7,134	50,295
Cross Country Healthcare, Inc.*	2,088	27,541
Crown American Realty Trust	1,566	16,819
Crown Holdings, Inc.*	12,180	86,965

Common Stocks, continued

	Shares	Value
Cuno, Inc.*	1,044	$37,709
Curtiss-Wright Corp.	696	43,987
CV Therapeutics, Inc.*	2,088	61,930
Cyberonics, Inc.*	3,306	71,112
Cytec Industries, Inc.*	3,306	111,742
Daktronics, Inc.*	870	14,225
Datascope Corp.	696	20,553
Del Monte Foods Co.*	13,746	121,514
Delphi Financial Group, Inc.—Class A	870	40,716
Delta & Pine Land Co.	2,436	53,543
Denbury Resources, Inc.*	1,566	21,031
Dendrite International, Inc.*	2,262	29,135
Digital Insight Corp.*	2,262	43,091
Digital River, Inc.*	4,524	87,313
Dime Community Bancshares, Inc.	2,262	57,568
DIMON, Inc.	2,610	18,688
Dionex Corp.*	1,218	48,416
Documentum, Inc.*	5,046	99,255
Dollar Thrifty Automotive Group, Inc.*	1,566	29,049
DoubleClick, Inc.*	7,482	69,209
DQE, Inc.	5,394	81,288
Dress Barn, Inc.*	1,392	17,637
DRS Technologies, Inc.*	1,566	43,723
DSP Group, Inc.*	2,262	48,701
Duane Reade, Inc.*	1,566	23,099
DuPont Photomasks, Inc.*	2,436	45,870
Dycom Industries, Inc.*	3,132	51,052
E.piphany, Inc.*	4,002	20,450
EarthLink, Inc.*	7,830	61,779
East-West Bancorp, Inc.	3,306	119,479
Eastgroup Properties, Inc.	1,044	28,188
Echelon Corp.*	1,740	23,960
Eclipsys Corp.*	2,610	27,248
EDO Corp.	1,044	18,479
eFunds Corp.*	3,480	40,124
EGL, Inc.*	5,394	81,989
El Paso Electric Co.*	2,958	36,472
Electro Scientific Industries, Inc.*	4,176	63,308
Electronics for Imaging, Inc.*	3,828	77,670
ElkCorp	1,218	27,405
EMCOR Group, Inc.*	1,044	51,531
Empire District Electric Co.	1,392	30,276
Endo Pharmaceuticals Holdings, Inc.*	1,392	23,553
Energen Corp.	2,262	75,325
Engineered Support Systems, Inc.	870	36,410
Entegris, Inc.*	3,306	44,433
Enterasys Networks, Inc.*	10,092	30,579
Entertainment Properties Trust	1,566	45,023
Enzo Biochem, Inc.*	1,454	31,299
Enzon, Inc.*	4,350	54,462
EPIQ Systems, Inc.*	1,218	20,913
Equity One, Inc.	1,392	22,829
eResearch Technology, Inc.*	5,916	131,099
ESCO Technologies, Inc.*	870	38,280
eSPEED, Inc.—Class A*	1,740	34,382
ESS Technology, Inc.*	4,872	47,502
Essex Property Trust, Inc.	1,392	79,692
Esterline Technologies Corp.*	1,392	24,235
Evergreen Resources, Inc.*	1,740	94,499
Exar Corp.*	2,610	41,316

See accompanying notes to the financial statements.

11

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Exelixis, Inc.*	2,958	$20,529
Extreme Networks, Inc.*	8,526	45,188
Exult, Inc.*	2,958	25,350
F5 Networks, Inc.*	1,914	32,251
FactSet Research Systems, Inc.	1,740	76,647
Federal Realty Investment Trust	3,654	116,928
Federal Signal Corp.	3,480	61,144
FEI Co.*	2,088	39,171
FelCor Lodging Trust, Inc.	3,132	24,586
Ferro Corp.	2,436	54,883
Fidelity National Information Solutions, Inc.*	870	22,690
Filenet Corp.*	4,872	87,891
Financial Federal Corp.*	1,044	25,474
Finish Line, Inc.—Class A*	1,218	27,052
First BanCorp.	2,088	57,316
First Community Bancorp—Class A	696	21,694
First Financial Holdings, Inc.	870	23,525
First Niagara Financial Group, Inc.	1,740	24,290
First Republic Bank*	2,088	55,541
FirstFed Financial Corp.*	2,088	73,686
Flagstar Bancorp, Inc.	2,436	59,560
FLIR Systems, Inc.*	4,524	136,399
Florida Rock Industries, Inc.	1,218	50,279
Flowers Foods, Inc.	2,088	41,259
FMC Corp.*	2,088	47,251
Fossil, Inc.*	3,654	86,088
Foundry Networks, Inc.*	7,308	105,235
Fred’s, Inc.	1,914	71,163
Fremont General Corp.	3,654	50,060
Frontier Oil Corp.	1,740	26,448
FTI Consulting, Inc.*	2,372	59,229
FuelCell Energy, Inc.*	3,828	31,351
G & K Services, Inc.	1,392	41,203
Gables Residential Trust	2,088	63,120
Gardner Denver, Inc.*	1,044	21,360
Gartner Group, Inc.*	5,220	39,568
Genesco, Inc.*	1,392	24,638
Genesis Microchip, Inc.*	2,262	30,627
Genlyte Group, Inc.*	696	24,339
Genta, Inc.*	2,610	34,765
Georgia Gulf Corp.	2,262	44,788
Getty Realty Corp.	1,044	23,302
Glenborough Realty Trust, Inc.	1,914	36,653
Glimcher Realty Trust	1,914	42,874
Global Industries, Ltd.*	4,176	20,128
GlobespanVirata, Inc.*	7,308	60,291
Gold Banc Corp., Inc.	3,480	36,575
Granite Construction, Inc.	2,088	40,006
Great Lakes Chemical Corp.	2,784	56,794
Great Lakes REIT, Inc.	1,392	22,272
Grey Wolf, Inc.*	10,440	42,178
Griffon Corp.*	1,740	27,840
Group 1 Automotive, Inc.*	1,218	39,475
Guitar Center, Inc.*	1,392	40,368
Gymboree Corp.*	1,566	26,277
Haemonetics Corp.*	1,044	19,523
Hain Celestial Group, Inc.*	1,392	22,258
Hancock Fabrics, Inc.	1,218	19,671
Handleman Co.*	1,566	25,056

Common Stocks, continued

	Shares	Value
Hanover Compressor Co.*	3,828	$43,256
Harbor Florida Bancshares, Inc.	1,392	33,352
Harland (John H.) Co.	2,262	59,174
Headwaters, Inc.*	2,262	33,229
Health Care REIT, Inc.	2,958	90,219
Healthcare Realty Trust, Inc.	2,784	81,154
Heartland Express, Inc.*	2,784	61,944
Hecla Mining Co.*	5,394	22,817
Heritage Property Investment Trust	1,392	37,695
Hilb, Rogal & Hamilton Co.	2,262	76,999
Hollywood Entertainment Corp.*	5,568	95,770
Home Properties of New York, Inc.	2,262	79,713
Hooper Holmes, Inc.	3,306	21,291
Horace Mann Educators Corp.	2,436	39,293
Hot Topic, Inc.*	4,872	131,105
Houston Exploration Co.*	696	24,151
Hovnanian Enterprises—Class A*	1,566	92,316
HRPT Properties Trust	8,352	76,838
Hughes Supply, Inc.	1,566	54,340
Hutchinson Technology, Inc.*	4,002	131,626
Hydril Co.*	696	18,966
Hyperion Solutions Corp.*	2,958	99,863
ICU Medical, Inc.*	870	27,101
Identix, Inc.*	5,220	33,147
IDEX Corp.	1,914	69,363
IDEXX Laboratories, Inc.*	4,524	152,368
IDX Systems Corp.*	1,044	16,203
IGEN International, Inc.*	1,740	54,636
IHOP Corp.	1,218	38,452
ILEX Oncology, Inc.*	2,088	40,528
Imagistics International, Inc.*	1,218	31,424
Imation Corp.	696	26,323
ImClone Systems, Inc.*	4,872	154,053
Immucor, Inc.*	696	15,166
IMPAC Mortgage Holdings, Inc.	3,306	55,177
INAMED Corp.*	1,218	65,394
Independent Bank Corp.	696	15,723
Informatica Corp.*	4,002	27,654
Insight Communications Co., Inc.*	3,132	41,280
Insight Enterprises, Inc.*	2,610	26,257
Insituform Technologies, Inc.—Class A*	1,566	27,687
Integra LifeSciences Holdings*	2,610	68,852
Inter-Tel, Inc.	1,566	33,231
Interdigital Communications Corp.*	3,480	81,328
Intergraph Corp.*	5,742	123,453
Intermagnetics General Corp.*	1,044	20,713
InterMune, Inc.*	1,740	28,031
International Multifoods Corp.*	1,044	23,918
Internet Security Systems, Inc.*	2,436	35,298
Interstate Bakeries Corp.	2,784	35,357
Invacare Corp.	1,566	51,678
Invision Technologies, Inc.*	1,044	25,943
Iomega Corp.*	3,306	35,044
Ionics, Inc.*	1,218	27,247
Irwin Financial Corp.	1,566	40,559
Itron, Inc.*	1,740	37,514
ITT Educational Services, Inc.*	3,480	101,790
J.B. Hunt Transport Services, Inc.*	1,914	72,254
Jack in the Box, Inc.*	2,262	50,443
Jacuzzi Brands, Inc.*	4,176	22,091

See accompanying notes to the financial statements.

12

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
JAKKS Pacific, Inc.*	2,088	$27,750
Jarden Corp.*	696	19,258
JDA Software Group, Inc.*	4,002	44,782
Jefferies Group, Inc.	1,740	86,634
JM Smucker Co.	2,958	117,995
Jo-Ann Stores, Inc.—Class A*	1,392	35,218
Journal Register Co.*	1,914	34,624
Joy Global, Inc.*	2,958	43,690
K-Swiss, Inc.—Class A	696	24,026
K-V Pharmaceutical Co.*	1,392	38,698
Kansas City Southern Industries, Inc.*	4,002	48,144
Kaydon Corp.	2,262	47,050
Keane, Inc.*	3,480	47,432
Kellwood Co.	1,914	60,540
Kelly Services, Inc.—Class A	1,044	24,482
Kennametal, Inc.	2,262	76,546
Key Energy Group*	7,308	78,341
Kilroy Realty Corp.	1,740	47,850
Kirby Corp.*	1,218	34,348
Knight Trading Group, Inc.*	15,138	94,158
Knight Transportation, Inc.*	2,088	51,991
Koger Equity, Inc.	1,218	20,986
Kopin Corp.*	4,350	26,622
Korn/Ferry International*	2,436	19,732
Kroll, Inc.*	1,740	47,084
Kronos, Inc.*	2,262	114,932
La Quinta Corp.*	8,700	37,497
Laclede Group, Inc.	1,218	32,642
LandAmerica Financial Group, Inc.	1,218	57,855
Landauer, Inc.	522	21,835
Landry’s Restaurants, Inc.	1,566	36,958
Landstar System, Inc.*	1,044	65,615
Lattice Semiconductor Corp.*	5,916	48,689
Legato Systems, Inc.*	5,916	49,635
Lennox International, Inc.	2,784	35,830
Lexington Corporate Properties Trust	1,740	30,798
Libbey, Inc.	1,044	23,699
Liberty Corp.	1,218	51,765
Ligand Pharmaceuticals, Inc.—Class B*	3,654	49,658
Lincoln Electric Holdings, Inc.	2,088	42,616
Linens ‘n Things, Inc.*	3,306	78,055
Littelfuse, Inc.*	1,218	27,234
LNR Property Corp.	1,566	58,568
Lone Star Steakhouse & Saloon, Inc.	1,044	22,728
Lone Star Technologies, Inc.*	1,914	40,539
Longs Drug Stores Corp.	2,088	34,661
Longview Fibre Co.	3,132	25,682
Louisiana-Pacific Corp.*	7,482	81,105
LTX Corp.*	3,480	29,998
M.D.C. Holdings, Inc.	1,853	89,463
M/I Schottenstein Homes, Inc.	870	37,132
Macdermid, Inc.	1,740	45,762
Macerich Co.	3,828	134,478
Macrovision Corp.*	3,132	62,389
MAF Bancorp, Inc.	1,392	51,601
Magnum Hunter Resources, Inc.*	3,132	25,025
Manhattan Associates, Inc.*	1,740	45,188
Manitowoc Co.	1,740	38,802
Manufactured Home Communities, Inc.	1,218	42,764
Martek Biosciences Corp.*	1,392	59,772

Common Stocks, continued

	Shares	Value
Marvel Enterprises, Inc.*	3,132	$59,820
Massey Energy Co.	4,002	52,626
Maverick Tube Corp.*	2,436	46,649
Maximus, Inc.*	1,044	28,846
Maxtor Corp.*	14,964	112,380
McDATA Corp.—Class A*	8,004	117,419
Mediacom Communications Corp.*	5,568	54,956
MEMC Electronic Materials, Inc.*	3,480	34,104
Mentor Corp.	4,872	94,419
Mentor Graphics Corp.*	7,656	110,859
Mercury Computer Systems, Inc.*	1,914	34,758
Merit Medical Systems, Inc.*	870	17,383
Meritage Corp.*	522	25,714
Methode Electronics, Inc.—Class A	2,088	22,446
MFA Mortgage Investments, Inc.	2,958	29,698
MGI Pharma, Inc.*	1,566	40,137
Micromuse, Inc.*	5,220	41,708
Micros Systems, Inc.*	1,044	34,431
Microsemi Corp.*	1,740	27,840
Mid-America Apartment Communities, Inc.	1,044	28,198
Mid-Atlantic Realty Trust	1,218	25,505
Millennium Chemicals, Inc.	4,176	39,714
Mills Corp.	2,088	70,052
Mine Safety Appliances Co.	522	22,770
Minerals Technologies, Inc.	1,392	67,734
Modine Manufacturing Co.	1,914	37,074
Monaco Coach Corp.*	1,566	24,007
Moog, Inc.—Class A*	870	30,233
Moore Wallace, Inc.*	739	10,849
Movie Gallery, Inc.*	1,044	19,262
MPS Group, Inc.*	5,916	40,702
Mueller Industries, Inc.*	2,088	56,606
Mykrolis Corp.*	2,436	24,725
Myriad Genetics, Inc.*	11,310	153,930
NACCO Industries, Inc.—Class A	348	20,511
National Health Investors, Inc.	1,566	28,877
National Penn Bancshares, Inc.	1,218	34,201
Nationwide Health Properties, Inc.	3,654	58,208
Nautica Enterprises, Inc.*	1,566	20,092
Nautilus Goup, Inc.	1,914	23,734
Navigant Consulting Co.*	2,784	32,990
NBTY, Inc.*	2,958	62,295
NCI Building Systems, Inc.*	1,218	20,341
NCO Group, Inc.*	1,218	21,814
NDCHealth Corp.	2,088	38,315
Nektar Therapeutics*	4,002	36,938
Net.B@nk, Inc.	11,136	146,550
NetIQ Corp.*	3,132	48,421
NetScreen Technologies, Inc.*	1,218	27,466
Neurocrine Biosciences, Inc.*	3,306	165,101
New Century Financial Corp.	1,392	60,761
New England Business Services, Inc.	870	26,100
New Jersey Resources Corp.	2,088	74,124
Newpark Resources, Inc.*	4,524	24,792
Newport Corp.*	2,436	36,053
Nextel Partners, Inc.—Class A*	4,872	35,566
Nordson Corp.	1,392	33,199
Northwest Natural Gas Co.	2,088	56,898
Novell, Inc.*	23,316	71,813
Noven Pharmaceuticals, Inc.*	1,740	17,818

See accompanying notes to the financial statements.

13

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
NPS Pharmaceuticals, Inc.*	2,436	$59,292
Nu Skin Enterprises, Inc.	2,958	30,911
NUI Corp.	1,044	16,203
O’Charley’s, Inc.*	1,044	22,477
Oceaneering International, Inc.*	1,566	40,011
OceanFirst Financial Corp.	696	17,003
Odyssey Healthcare, Inc.*	1,044	38,628
Odyssey Re Holdings Corp.	1,044	22,028
OfficeMax, Inc.*	7,308	47,867
Offshore Logistics, Inc.*	1,392	30,276
Ohio Casualty Corp.*	3,306	43,573
Olin Corp.	3,828	65,459
OmniVision Technologies, Inc.*	1,392	43,430
ONEOK, Inc.	6,264	122,962
Openwave Systems, Inc.*	11,484	22,394
Orbital Sciences Corp.*	2,784	20,323
Oriental Financial Group, Inc.	1,740	44,701
OshKosh B’Gosh, Inc.—Class A	696	18,792
Oshkosh Truck Corp.	1,044	61,930
OSI Pharmaceuticals, Inc.*	2,436	78,464
Overseas Shipholding Group, Inc.	1,740	38,297
Overture Services, Inc.*	3,480	63,092
Owens & Minor, Inc.	2,262	50,556
P.F. Chang’s China Bistro, Inc.*	2,436	119,876
Pacific Capital Bancorp	2,262	79,283
Pacific Sunwear of California, Inc.*	3,306	79,642
PacifiCare Health Systems, Inc.*	2,088	103,000
Palm, Inc.*	1,740	28,310
Pan Pacific Retail Properties	2,958	116,397
Panera Bread Co.*	3,480	139,199
Papa John’s International, Inc.*	870	24,404
Parametric Technology Corp.*	16,356	49,886
PAREXEL International Corp.*	1,566	21,846
Park Electrochemical Corp.	1,218	24,299
Parkway Properties, Inc.	522	21,950
Patina Oil & Gas Corp.	1,945	62,532
Paxar Corp.*	2,088	22,968
Payless ShoeSource, Inc.*	7,308	91,350
Pediatrix Medical Group, Inc.*	1,392	49,625
Pegasus Systems, Inc.*	1,566	25,448
Penn National Gaming, Inc.*	2,436	50,060
Penn Virginia Corp.	522	22,446
Pennsylvania Real Estate Investment Trust	1,044	31,268
Pep Boys-Manny, Moe & Jack	3,132	42,313
Perrigo Co.	4,350	68,034
PFF Bancorp, Inc.	696	26,900
Pharmaceutical Resources, Inc.*	174	8,467
Philadelphia Consolidated Holding Corp.*	1,218	49,207
Phillips-Van Heusen Corp.	1,566	21,345
Photon Dynamics, Inc.*	3,132	86,537
Photronics, Inc.*	3,654	63,762
Piedmont Natural Gas Co., Inc.	2,262	87,788
Pinnacle Systems, Inc.*	6,264	67,025
Pixelworks, Inc.*	2,784	16,537
Plains Exploration & Production Co.*	647	6,994
Plains Resources, Inc.*	1,566	22,159
Plantronics, Inc.*	2,784	60,329
Plexus Corp.*	5,916	68,211
PMA Capital Corp.—Class A	2,784	34,995

Common Stocks, continued

	Shares	Value
PNM Resources, Inc.	2,436	$65,163
PolyMedica Corp.	522	23,902
PolyOne Corp.	5,046	22,455
Port Financial Corp.	870	46,876
Possis Medical, Inc.*	1,044	14,324
Post Properties, Inc.	2,784	73,776
Potlatch Corp.	1,914	49,286
Power Integrations, Inc.*	2,088	50,780
Power-One, Inc.*	6,090	43,544
Powerwave Technologies, Inc.*	6,612	41,457
Pre-Paid Legal Services, Inc.*	1,044	25,609
Prentiss Properties Trust	2,784	83,492
PRG-Schultz International, Inc.*	2,610	15,399
Price Communications Corp.*	3,132	40,434
PRIMEDIA, Inc.*	8,526	26,004
Priority Healthcare Corp.—Class B*	1,566	29,049
ProAssurance Corp.*	1,566	42,266
Progress Software Corp.*	1,740	36,070
ProQuest Co.*	1,218	31,424
Prosperity Bancshares, Inc.	870	16,748
Protein Design Labs, Inc.*	7,830	109,463
Provident Bankshares Corp.	1,740	44,213
Province Healthcare Co.*	3,480	38,524
PS Business Parks, Inc.	696	24,569
PSS World Medical, Inc.*	4,524	26,013
Pulitzer, Inc.	696	34,396
Quanex Corp.	1,044	31,028
Quantum Corp.*	9,048	36,644
Quest Software, Inc.*	2,436	28,988
Quicksilver Resources, Inc.*	696	16,669
Quiksilver, Inc.*	3,480	57,385
R & G Finanical Corp.—Class B	1,044	31,007
RAIT Investment Trust	1,218	32,277
Ralcorp Holdings, Inc.*	1,914	47,773
Rambus, Inc.*	4,872	80,729
Range Resources Corp.*	3,306	20,729
RARE Hospitality International, Inc.*	1,392	45,491
Rayovac Corp.*	2,088	27,040
Realty Income Corp.	2,262	86,137
Red Hat, Inc.*	9,570	72,445
Redwood Trust, Inc.	696	27,777
Regal-Beloit Corp.	1,392	26,587
Regeneron Pharmaceuticals, Inc.*	2,262	35,627
Regis Corp.	5,046	146,585
RehabCare Group, Inc.*	1,044	15,295
Reliance Steel & Aluminum Co.	1,566	32,416
REMEC, Inc.*	3,480	24,221
Remington Oil & Gas Corp.*	1,392	25,585
ResMed, Inc.*	2,088	81,850
Resources Connection, Inc.*	1,218	29,061
Respironics, Inc.*	2,610	97,927
RFS Hotel Investors, Inc.	1,740	21,437
Right Management Consultants, Inc.*	1,218	15,408
RLI Corp.	1,044	34,348
Roadway Corp.	1,218	34,750
Rogers Corp.*	1,044	34,765
Rollins, Inc.	870	16,400
Roper Industries, Inc.	2,262	84,146
Roto-Rooter, Inc.	696	26,580
RSA Security, Inc.*	3,306	35,540

See accompanying notes to the financial statements.

14

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Ruddick Corp.	2,088	$32,823
Russ Berrie & Co., Inc.	1,044	38,116
Russell Corp.	1,566	29,754
Ryan’s Family Steak Houses, Inc.*	2,784	38,976
S1 Corp.*	4,350	17,574
Sandisk Corp.*	4,176	168,501
SangStat Medical Corp.*	12,528	163,991
Saxon Capital, Inc.*	1,740	30,241
Scansoft, Inc.*	3,654	19,841
School Specialty, Inc.*	1,566	44,568
Schulman (A.), Inc.	3,480	55,889
Schweitzer-Mauduit International, Inc.	1,044	25,202
SCP Pool Corp.*	1,740	59,856
Seacoast Financial Services Corp.	1,566	31,007
SEACOR SMIT, Inc.*	1,566	57,143
Select Medical Corp.*	1,044	25,923
Selective Insurance Group, Inc.	1,566	39,228
Senior Housing Properties Trust	2,958	40,110
Sensient Technologies Corp.	2,784	64,004
Sepracor, Inc.*	4,698	84,705
SERENA Software, Inc.*	1,566	32,698
Service Corp. International*	18,270	70,705
Shopko Stores, Inc.*	1,914	24,882
Shuffle Master, Inc.*	3,306	97,164
Shurgard Storage Centers, Inc.—Class A	2,610	86,339
Sierra Health Services, Inc.*	1,740	34,800
Sierra Pacific Resources*	6,612	39,275
Silicon Graphics, Inc.*	11,832	13,488
Silicon Image, Inc.*	3,654	20,389
Silicon Laboratories, Inc.*	2,088	55,624
Simpson Manufacturing Co., Inc.*	1,044	38,210
Sinclair Broadcast Group—Class A*	2,784	32,322
Skyworks Solutions, Inc.*	8,874	60,077
SL Green Realty Corp.	2,784	97,134
Smith (A.O.) Corp.	1,044	29,389
Sola International, Inc.*	1,392	24,221
Solutia, Inc.	6,438	14,035
Sonic Corp.*	2,436	61,947
Sonus Networks, Inc.*	11,310	56,889
Sotheby’s Holdings, Inc.—Class A*	2,784	20,713
Sourcecorp*	1,044	22,550
South Financial Group, Inc.	5,916	138,020
Southern Peru Copper Corp.	870	13,311
Southern Union Co.*	2,610	44,213
Southwest Bancorporation of Texas, Inc.*	3,828	124,448
Southwest Gas Corp.	2,088	44,224
Southwestern Energy Co.*	1,740	26,117
Sovran Self Storage, Inc.	870	27,405
Spanish Broadcasting System, Inc.*	3,654	29,780
Spartech Corp.	870	18,453
Speedway Motorsports, Inc.	870	23,316
Spherion Corp.*	3,654	25,395
Spinnaker Exploration Co.*	1,566	41,029
SPS Technologies, Inc.*	696	18,820
St. Mary Land & Exploration Co.	1,914	52,252
Stage Stores, Inc.*	1,392	32,712
Standard Pacific Corp.	2,436	80,778
Standard Register Co.	1,044	17,205
StarTek, Inc.*	696	18,305
Staten Island Bancorp, Inc.	3,654	71,180

Common Stocks, continued

	Shares	Value
Station Casinos, Inc.*	4,524	$114,230
Steel Dynamics, Inc.*	2,088	28,606
Stericycle, Inc.*	2,262	87,041
Sterling Bancshares, Inc.	2,610	34,139
Sterling Financial Corp.*	926	22,557
Stewart & Stevenson Services, Inc.	1,740	27,405
Stewart Enterprises, Inc.—Class A*	5,916	25,439
Stewart Information Services Corp.*	1,218	33,921
Stone Energy Corp.*	1,392	58,353
Strayer Education, Inc.	696	55,297
Stride Rite Corp.	2,262	22,530
Summit Properties, Inc.	1,392	28,745
Sunrise Assisted Living, Inc.*	1,218	27,259
Superior Energy Services, Inc.*	3,132	29,691
Superior Industries International, Inc.	2,262	94,326
SureWest Communications	870	26,318
SurModics, Inc.*	2,784	84,912
Susquehanna Bancshares, Inc.	2,610	60,944
Swift Energy Co.*	1,566	17,226
Sybron Dental Special, Inc.*	2,436	57,490
Sycamore Networks, Inc.*	9,918	37,986
Sylvan Learning Systems, Inc.*	4,524	103,328
Symyx Technologies, Inc.*	1,740	28,397
Take-Two Interactive Software, Inc.*	3,132	88,761
Taubman Centers, Inc.	2,262	43,340
Techne Corp.*	4,524	137,258
Technitrol, Inc.*	2,610	39,281
Tecumseh Products Co.	1,218	46,662
Tekelec*	3,132	35,392
Teledyne Technologies, Inc.*	1,914	25,073
Telik, Inc.*	2,088	33,554
Tennant Co.	522	19,184
Terex Corp.*	2,610	50,947
Tesoro Petroleum Corp.*	4,176	28,731
Tetra Tech, Inc.*	3,132	53,651
TETRA Technologies, Inc.*	870	25,796
Texas Industries, Inc.	1,392	33,130
Texas Regional Bancshares, Inc.—Class A	1,566	54,340
The Medicines Co.*	1,740	34,261
The Men’s Wearhouse, Inc.*	1,914	41,821
The Topps Co., Inc.*	2,262	19,431
Thomas & Betts Corp.*	2,784	40,229
Thor Industries, Inc.	1,044	42,615
Thoratec Corp.*	3,132	46,667
Thornburg Mortgage Asset Corp.	4,524	111,743
THQ, Inc.*	4,350	78,300
Tibco Software, Inc.*	5,046	25,684
Tom Brown, Inc.*	2,262	62,861
Too, Inc.*	3,132	63,423
Toro Co.	1,740	69,165
Town & Country Trust	1,044	24,273
Tractor Supply Co.*	1,044	49,851
Tredegar Corp.	1,566	23,474
Triad Guaranty, Inc.*	522	19,810
Triarc Cos., Inc.*	870	26,091
Trimble Navigation, Ltd.*	1,566	35,908
Trimeris, Inc.*	1,392	63,587
Trinity Industries, Inc.	2,436	45,090
TriQuint Semiconductor, Inc.*	8,700	36,192
Triumph Group, Inc.*	1,044	29,409

See accompanying notes to the financial statements.

15

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Tuesday Morning Corp.*	1,218	$32,033
Tupperware Corp.	3,306	47,474
U.S. Restaurant Properties, Inc.	1,740	27,318
UCBH Holdings, Inc.	4,524	129,748
UGI Corp.	3,132	99,284
UICI*	2,436	36,711
UIL Holdings Corp.	870	35,279
Ultratech Stepper, Inc.*	1,566	28,955
Umpqua Holdings Corp.	1,914	36,347
Unifi, Inc.*	3,132	19,418
Unisource Energy Corp.	1,740	32,712
Unit Corp.*	2,436	50,937
United Defense Industries, Inc.*	1,392	36,108
United Natural Foods, Inc.*	1,218	34,275
United Online, Inc.*	1,392	35,273
United Stationers, Inc.*	2,262	81,817
United Surgical Partners International, Inc.*	3,654	82,544
United Therapeutics Corp.*	1,044	22,738
Universal Compression Holdings, Inc.*	1,044	21,778
Universal Corp.	1,740	73,602
Universal Health Realty Income Trust	696	18,792
Urban Outfitters, Inc.*	1,566	56,219
US Oncology, Inc.*	4,350	32,147
USEC, Inc.	5,916	41,530
USF Corp.	1,914	51,621
Valhi, Inc.	1,566	15,065
Valmont Industries, Inc.	870	16,930
Varian Semiconductor Equipment Associates, Inc.*	3,480	103,566
Varian, Inc.*	2,262	78,424
VCA Antech, Inc.*	1,392	27,241
Vector Group, Ltd.	1,392	24,360
Veeco Instruments, Inc.*	4,872	82,970
Ventana Medical Systems, Inc.*	870	23,647
Ventas, Inc.	5,394	81,719
Verity, Inc.*	3,828	48,462
Viasys Healthcare, Inc.*	1,740	36,018
Vignette Corp.*	14,616	30,401
Vintage Petroleum, Inc.	3,132	35,329
VISX, Inc.*	3,132	54,340
Vitesse Semiconductor Corp.*	12,702	62,494
W Holding Co., Inc.	2,784	47,105
W-H Energy Services, Inc.*	1,566	30,506
Wabtec Corp.	2,262	31,464
Walter Industries, Inc.	1,740	20,445
Washington Real Estate Investment Trust	2,610	70,992
Waste Connections, Inc.*	1,914	67,086
Watsco, Inc.	1,218	20,170
Watson Wyatt & Co. Holdings*	1,218	28,233
Watts Industries, Inc.—Class A	1,044	18,635
Wausau-Mosinee Paper Corp.	2,436	27,283
Waypoint Financial Corp.	2,436	43,945
WD-40 Co.	1,044	29,806
WebEx Communications, Inc.*	1,914	26,700
webMethods, Inc.*	2,958	24,049
Websense, Inc.*	1,392	21,799
Wellman, Inc.	2,088	23,386
Werner Enterprises, Inc.	2,784	59,021
Westar Energy, Inc.	4,698	76,249

Common Stocks, continued

	Shares	Value
Westar Energy, Inc.	4,698	$76,249
Western Digital Corp.*	12,006	123,662
Western Gas Resources, Inc.	1,218	48,233
Westport Resources Corp.*	1,392	31,668
WGL Holdings, Inc.	3,828	102,208
Wilson Greatbatch Technologies, Inc.*	1,566	56,533
Winnebago Industries, Inc.	870	32,973
Wintrust Financial Corp.	1,044	30,902
WMS Industries, Inc.*	1,566	24,414
Wolverine World Wide, Inc.	2,784	53,620
Woodward Governor Co.	522	22,446
Worthington Industries, Inc.	4,872	65,285
WPS Resources Corp.	3,654	146,890
Wright Medical Group, Inc.*	1,044	19,836
WSFS Financial Corp.	1,392	53,453
XM Satellite Radio Holdings, Inc.—Class A*	6,264	69,218
Yankee Candle Co., Inc.*	1,740	40,403
Yellow Corp.*	3,828	88,618
Zoll Medical Corp.*	522	17,518
Zoran Corp.*	2,436	46,796

TOTAL COMMON STOCKS		38,190,354

Federal Agricultural Mortgage Corporation (3.3%)

	Principal Amount
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$1,588,000	1,587,978

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		1,587,978

Federal Home Loan Bank (3.3%)
Federal Home Loan Bank, 0.51%, 07/01/03	1,588,000	1,587,978

TOTAL FEDERAL HOME LOAN BANK		1,587,978

Federal National Mortgage Association (3.3%)
Federal National Mortgage Association, 0.51%, 07/01/03	1,588,000	1,587,978

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		1,587,978

Repurchase Agreements (6.7%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $1,585,035 (Collateralized by a Federal Home Loan Bank Security)	1,585,000	1,585,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with maturity value of $1,588,024 (Collateralized by U.S. Treasury Notes)	1,588,000	1,588,000

TOTAL REPURCHASE AGREEMENTS		3,173,000

TOTAL INVESTMENTS (Cost $41,871,488)(a)—96.7%		46,127,288
Net other assets (liabilities)—3.3%		1,556,409

NET ASSETS—100.0%		$47,683,697

See accompanying notes to the financial statements.

16

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
Russell 2000 Futures Contract expiring September 2003 (Underlying face amount at value $9,192,200)	41	$(44,285)
Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
Russell 2000 Index Swap Agreements expiring 09/26/03 (Underlying notional amount at value $541,964)	1,211	$(1,023)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$4,584,119
Unrealized depreciation	(328,319)

Net unrealized appreciation/depreciation	$4,255,800

The ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.1%
Aerospace/Defense	0.6%
Agriculture	0.4%
Airlines	0.2%
Apparel	0.7%
Auto Manufactures	0.1%
Auto Parts & Equipment	0.4%
Banks	3.4%
Biotechnology	1.7%
Building Materials	0.6%
Chemicals	2.1%
Coal	0.3%
Commercial Services	3.7%
Computers	4.0%
Distribution/Wholesale	0.6%
Diversified Financial Services	0.9%
Electric	1.5%
Electrical Components & Equipment	0.7%
Electronics	2.1%
Energy—Alternate Sources	0.1%
Engineering & Construction	0.4%
Entertainment	0.7%
Environmental Control	0.5%
Food	1.5%
Forest & Paper Products	0.4%
Gas	1.7%
Hand/Machine Tools	0.4%
Healthcare—Products	3.3%
Healthcare—Services	1.6%
Holding Companies—Diversified	0.0%
Home Builders	1.0%

Household Products/Wares	0.9%
Housewares	0.2%
Insurance	1.3%
Internet	2.6%
Investment Companies	0.3%
Iron/Steel	0.1%
Leisure Time	0.2%
Lodging	0.5%
Machinery—Construction & Mining	0.2%
Machinery—Diversified	1.1%
Manufacturing	1.3%
Media	0.8%
Metal Fabricate/Hardware	0.6%
Mining	0.2%
Office/Business Equipment	0.1%
Oil & Gas	2.1%
Oil & Gas Services	1.1%
Packaging & Containers	0.2%
Pharmaceuticals	3.8%
Pipelines	0.1%
Real Estate	0.2%
Real Estate Investment Trust	7.2%
Retail	5.7%
Savings & Loans	1.7%
Semiconductors	3.3%
Software	3.4%
Telecommunication	2.5%
Textiles	0.3%
Toys/Games/Hobbies	0.3%
Transportation	2.0%
Water	0.1%
Other	19.9%

See accompanying notes to the financial statements.

17

PROFUNDS VP

ProFund VP Small-Cap

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $38,698,488)	$42,954,288
Repurchase agreements, at cost	3,173,000

Total Investments	46,127,288
Cash	3,535
Segregated cash balances with brokers for futures contracts	648,825
Dividends and interest receivable	33,035
Receivable for investments sold	4,823,420
Prepaid expenses	996

Total Assets	51,637,099

Liabilities:
Payable for capital shares redeemed	3,827,122
Unrealized depreciation on swap agreements	1,023
Variation margin on futures contracts	2,050
Advisory fees payable	33,645
Management services fees payable	6,729
Administration fees payable	2,138
Administrative services fees payable	24,972
Distribution fees payable	26,255
Other accrued expenses	29,468

Total Liabilities	3,953,402

Net Assets	$47,683,697

Net Assets consist of:
Capital	$52,084,593
Accumulated net investment income/(loss)	(116,262)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(8,495,126)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	4,210,492

Net Assets	$47,683,697

Shares of Beneficial Interest Outstanding	1,869,595

Net Asset Value (offering and redemption price per share)	$25.50

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$124,949
Dividends	70,850

Total Investment Income	195,799

Expenses:
Advisory fees	136,745
Management services fees	27,349
Administration fees	10,683
Administrative services fees	40,434
Distribution fees	45,582
Custody fees	22,020
Fund accounting fees	16,373
Transfer agent fees	13,141
Other fees	15,150

Total Gross Expenses before reductions	327,477
Less Expenses reduced by the Advisor	(1,034)

Total Net Expenses	326,443

Net Investment Income/(Loss)	(130,644)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	480,429
Net realized gains (losses) on futures contracts and swap agreements	(144,991)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	4,381,027

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	4,716,465

Change in Net Assets Resulting from Operations	$4,585,821

See accompanying notes to the financial statements.

18

PROFUNDS VP

ProFund VP Small-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(130,644)	$(199,211)
Net realized gains (losses) on investments, futures contracts and swap agreements	335,438	(6,618,131)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	4,381,027	(1,045,114)

Change in net assets resulting from operations	4,585,821	(7,862,456)

Capital Transactions:
Proceeds from shares issued	111,445,944	321,293,250
Cost of shares redeemed	(106,959,950)	(294,783,892)

Change in net assets resulting from capital transactions	4,485,994	26,509,358

Change in net assets	9,071,815	18,646,902
Net Assets:
Beginning of period	38,611,882	19,964,980

End of period	$47,683,697	$38,611,882

Share Transactions:
Issued	4,766,054	12,979,957
Redeemed	(4,639,951)	(11,935,533)

Change in shares	126,103	1,044,424

See accompanying notes to the financial statements.

19

PROFUNDS VP

ProFund VP Small-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002		For the period May 1, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$22.15		$28.56		$30.00

Investment Activities:
Net investment income/(loss)	(0.08	)(b)	(0.16	)(b)	(0.10	)(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	3.43		(6.25)		(1.34)

Total income/(loss) from investment activities	3.35		(6.41)		(1.44)

Net Asset Value, End of Period	$25.50		$22.15		$28.56

Total Return	15.12	%(c)	(22.44)%		(4.80	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$47,683,697		$38,611,882		$19,964,980
Ratio of net expenses to average net assets	1.79	%(d)	1.97%		2.25	%(d)
Ratio of net investment income/(loss) to average net assets	(0.72	)%(d)	(0.62)%		(0.53	)%(d)
Ratio of gross expenses to average net assets	1.79	%(d)	1.97%		2.65	%(d)
Portfolio turnover(e)	187%		527%		2,627%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return, swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

20

PROFUNDS VP ProFund VP OTC (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.2%)

	Shares	Value
ADC Telecommunications, Inc.*	114,536	$266,640
Adobe Systems, Inc.	25,956	832,409
Altera Corp.*	61,388	1,006,763
Amazon.com, Inc.*	29,664	1,082,439
American Power Conversion Corp.*	22,660	353,269
Amgen, Inc.*	68,804	4,571,338
Apollo Group, Inc.—Class A*	20,188	1,246,812
Apple Computer, Inc.*	58,092	1,110,719
Applied Materials, Inc.*	98,056	1,555,168
BEA Systems, Inc.*	42,436	460,855
Bed Bath & Beyond, Inc.*	45,320	1,758,870
Biogen, Inc.*	21,012	798,456
Biomet, Inc.	39,552	1,133,560
Broadcom Corp.—Class A*	21,836	543,935
Brocade Communications Systems, Inc. *	29,664	174,721
C.H. Robinson Worldwide, Inc.	9,476	336,967
CDW Corp.*	9,888	452,870
Cephalon, Inc.*	5,768	237,411
Check Point Software Technologies, Ltd.*	27,604	539,658
Chiron Corp.*	29,664	1,296,910
CIENA Corp.*	58,916	305,774
Cintas Corp.	23,484	832,273
Cisco Systems, Inc.*	286,340	4,779,015
Citrix Systems, Inc.*	22,248	452,969
Comcast Corp.—Special Class A*	108,356	3,270,184
Compuware Corp.*	26,780	154,521
Comverse Technology, Inc.*	22,248	334,387
Costco Wholesale Corp.*	27,604	1,010,306
Dell Computer Corp.*	107,944	3,449,890
DENTSPLY International, Inc.	8,652	353,867
Dollar Tree Stores, Inc.*	12,360	392,183
eBay, Inc.*	27,192	2,832,862
EchoStar Communications Corp. —Class A*	28,840	998,441
Electronic Arts, Inc.*	16,892	1,249,839
Ericsson (LM) Telephone Co.—ADR*	13,596	144,525
Expeditors International of Washington, Inc.	11,536	399,607
Express Scripts, Inc.—Class A*	7,828	534,809
Fastenal Co.	8,240	279,666
First Health Group Corp.*	11,124	307,022
Fiserv, Inc.*	27,604	982,978
Flextronics International, Ltd.*	64,684	672,067
Gentex Corp.*	9,064	277,449
Genzyme Corp.—General Division*	30,900	1,291,620
Gilead Sciences, Inc.*	22,660	1,259,443
Henry Schein, Inc.*	4,532	237,205
Human Genome Sciences, Inc.*	14,832	188,663
ICOS Corp.*	7,004	257,397
IDEC Pharmaceuticals Corp.*	19,364	658,376
Intel Corp.	261,208	5,428,948
InterActiveCorp*	59,740	2,363,912
Intuit, Inc.*	29,664	1,320,938
Invitrogen Corp.*	5,356	205,510
JDS Uniphase Corp.*	183,340	643,523
Juniper Networks, Inc.*	28,428	351,654
KLA-Tencor Corp.*	26,368	1,225,848
Lamar Advertising Co.*	9,476	333,650

Common Stocks, continued

	Shares	Value
Lincare Holdings, Inc.*	11,536	$363,499
Linear Technology Corp.	47,792	1,539,380
Maxim Integrated Products, Inc.	51,912	1,774,871
MedImmune, Inc.*	30,900	1,123,833
Mercury Interactive Corp.*	10,300	397,683
Microchip Technology, Inc.	19,364	476,935
Microsoft Corp.	421,888	10,804,552
Millennium Pharmaceuticals, Inc.*	37,080	583,268
Molex, Inc.	11,124	300,237
Monster Worldwide, Inc.*	13,596	268,249
Network Appliance, Inc.*	40,376	654,495
Nextel Communications, Inc.—Class A*	45,848	2,636,932
Novellus Systems, Inc.*	17,304	633,690
NVIDIA Corp.*	19,776	455,046
Oracle Corp.*	249,672	3,001,057
PACCAR, Inc.	14,832	1,002,050
PanAmSat Corp.*	23,072	425,217
Patterson Dental Co.*	7,416	336,538
Patterson-UTI Energy, Inc.*	9,476	307,022
Paychex, Inc.	40,788	1,195,496
PeopleSoft, Inc.*	51,088	898,638
Petsmart, Inc.*	16,068	267,854
Pixar Animation Studios*	6,180	375,991
QLogic Corp.*	11,124	537,623
Qualcomm, Inc.	108,768	3,888,456
RF Micro Devices, Inc.*	23,896	143,854
Ross Stores, Inc.	8,652	369,786
Ryanair Holdings PLC—ADR*	7,004	314,480
Sanmina-SCI Corp.*	62,212	392,558
Siebel Systems, Inc.*	65,508	624,946
Sigma-Aldrich Corp.	7,828	424,121
Smurfit-Stone Container Corp.*	27,604	359,680
Staples, Inc.*	37,492	687,978
Starbucks Corp.*	61,800	1,515,336
Sun Microsystems, Inc.*	160,268	737,233
Symantec Corp.*	17,716	777,024
Synopsys, Inc.*	7,828	484,162
Tellabs, Inc.*	26,780	175,945
Teva Pharmaceutical Industries, Ltd.—ADR	22,248	1,266,578
VeriSign, Inc.*	25,544	353,274
Veritas Software Corp.*	48,616	1,393,821
Whole Foods Market, Inc.*	6,592	313,318
Xilinx, Inc.*	51,088	1,293,037
Yahoo!, Inc.*	32,960	1,079,770

TOTAL COMMON STOCKS		106,496,604

Federal Home Loan Bank (1.5%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$1,585,000	1,584,978

TOTAL FEDERAL HOME LOAN BANK		1,584,978

TOTAL INVESTMENTS (Cost $85,460,544)(a)—100.7%		108,081,582
Net other assets (liabilities)—(0.7)%		(740,537)

NET ASSETS—100.0%		$107,341,045

See accompanying notes to the financial statements.

21

PROFUNDS VP ProFund VP OTC (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $1,442,400)	12	$(10,705)
Futures Contracts Sold

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $625,040)	(26)	$1,502

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$22,830,867
Unrealized depreciation	(209,829)

Net unrealized appreciation/depreciation	$22,621,038

ADR	American Depositary Receipt

The ProFund VP OTC invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.3%
Airlines	0.3%
Auto Manufacturers	0.9%
Biotechnology	9.2%
Chemicals	0.4%
Commercial Services	2.6%
Computers	7.5%
Distribution/Wholesale	0.7%
Electrical Components & Equipment	0.6%
Electronics	1.3%
Food	0.3%
Healthcare—Products	1.9%
Healthcare—Services	0.3%
Internet	8.7%
Media	3.0%
Oil & Gas	0.3%
Packaging & Containers	0.3%
Pharmaceuticals	4.1%
Retail	5.6%
Semiconductors	15.3%
Software	20.0%
Telecommunications	14.1%
Textiles	0.8%
Transportation	0.7%
Other	0.8%

See accompanying notes to the financial statements.

22

PROFUNDS VP

ProFund VP OTC

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $85,460,544)	$108,081,582
Cash	11,040
Segregated cash balances with brokers for futures contracts	246,730
Dividends and interest receivable	2,328
Prepaid expenses	2,908

Total Assets	108,344,588

Liabilities:
Payable for capital shares redeemed	786,228
Variation margin on futures contracts	12,398
Advisory fees payable	65,539
Management services fees payable	13,108
Administration fees payable	4,364
Administrative services fees payable	45,777
Distribution fees payable	22,889
Other accrued expenses	53,240

Total Liabilities	1,003,543

Net Assets	$107,341,045

Net Assets consist of:
Capital	$133,345,492
Accumulated net investment income/(loss)	(775,863)
Accumulated net realized gains (losses) on investments and futures contracts	(47,840,419)
Net unrealized appreciation/depreciation on investments and futures contracts	22,611,835

Net Assets	$107,341,045

Shares of Beneficial Interest Outstanding	8,235,391

Net Asset Value (offering and redemption price per share)	$13.03

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$74,755
Interest	34,334

Total Investment Income	109,089

Expenses:
Advisory fees	336,097
Management services fees	67,220
Administration fees	24,244
Administrative services fees	224,289
Distribution fees	112,033
Custody fees	27,596
Fund accounting fees	38,195
Transfer agent fees	33,319
Other fees	37,740

Total Gross Expenses before reductions	900,733
Less Expenses reduced by the Advisor	(15,781)

Total Net Expenses	884,952

Net Investment Income/(Loss)	(775,863)

Realized and Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) on investments	(4,512,228)
Net realized gains (losses) on futures contracts	1,939,557
Change in net unrealized appreciation (depreciation) on investments and futures contracts	19,602,328

Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	17,029,657

Change in Net Assets Resulting from Operations	$16,253,794

See accompanying notes to the financial statements.

23

PROFUNDS VP

ProFund VP OTC

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the year ended December 31, 2002
	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$(775,863)	$(921,224)
Net realized gains (losses) on investments and futures contracts	(2,572,671)	(25,073,703)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	19,602,328	(8,672,791)

Change in net assets resulting from operations	16,253,794	(34,667,718)

Capital Transactions:
Proceeds from shares issued	364,270,933	505,590,731
Cost of shares redeemed	(349,433,246)	(465,447,929)

Change in net assets resulting from capital transactions	14,837,687	40,142,802

Change in net assets	31,091,481	5,475,084
Net Assets:
Beginning of period	76,249,564	70,774,480

End of period	$107,341,045	$76,249,564

Share Transactions:
Issued	31,438,360	40,149,626
Redeemed	(30,286,447)	(37,104,141)

Change in shares	1,151,913	3,045,485

See accompanying notes to the financial statements.

24

PROFUNDS VP

ProFund VP OTC

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$10.76		$17.53		$30.00

Investment Activities:
Net investment income/(loss)	(0.10	)(b)	(0.23	)(b)	(0.27	)(b)
Net realized and unrealized gains (losses) on investments and futures contracts	2.37		(6.54)		(12.20)

Total income/(loss) from investment activities	2.27		(6.77)		(12.47)

Net Asset Value, End of Period	$13.03		$10.76		$17.53

Total Return	21.10	%(c)	(38.62)%		(41.57	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$107,341,045		$76,249,564		$70,774,480
Ratio of net expenses to average net assets	1.97	%(d)	1.98%		1.91	%(d)
Ratio of net investment income/(loss) to average net assets	(1.73	)%(d)	(1.75)%		(1.61	)%(d)
Ratio of gross expenses to average net assets	2.01	%(d)	2.03%		1.91	%(d)
Portfolio turnover(e)	264%		534%		918%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

25

PROFUNDS VP ProFund VP Mid-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.3%)

	Shares	Value
3Com Corp.*	14,833	$69,418
Activision, Inc.*	4,075	52,649
Advanced Fibre Communications, Inc.*	3,423	55,692
Advent Software, Inc.*	1,304	22,051
AGCO Corp.*	3,097	52,896
AGL Resources, Inc.	2,608	66,348
Airborne, Inc.	1,956	40,880
Airgas, Inc.	2,934	49,145
AK Steel Holding Corp.*	4,401	15,931
Alaska Air Group, Inc.*	1,141	24,474
Albemarle Corp.	1,793	50,150
Alexander & Baldwin, Inc.	1,630	43,244
ALLETE, Inc.	3,586	95,208
Alliant Energy Corp.	3,749	71,343
Allmerica Financial Corp.*	2,119	38,121
AMB Property Corp.	3,423	96,426
American Eagle Outfitters, Inc.*	2,934	53,164
American Financial Group, Inc.	2,771	63,179
AmeriCredit Corp.*	6,357	54,352
Amerus Group Co.	1,630	45,950
Apogent Technologies, Inc.*	4,075	81,500
Aquilla, Inc.	7,987	20,606
Arch Coal, Inc.	2,119	48,695
Arrow Electronics, Inc.*	4,075	62,103
ArvinMeritor, Inc.	2,771	55,919
Ascential Software Corp.*	2,445	40,196
Associated Banc Corp.	3,097	114,217
Astoria Financial Corp.	3,423	95,604
Atmel Corp.*	19,071	48,250
Avnet, Inc.*	4,890	62,005
Bandag, Inc.	815	30,375
Bank of Hawaii Corp.	2,445	81,052
Banknorth Group, Inc.	6,683	170,550
Banta Corp.	978	31,658
Barnes & Noble, Inc.*	2,608	60,114
Belo (A.H.) Corp.—Class A	4,564	102,051
BJ’s Wholesale Club, Inc.*	2,934	44,186
Black Hills Corp.	1,304	40,033
Bob Evans Farms, Inc.	1,467	40,533
Borders Group, Inc.*	3,260	57,409
BorgWarner, Inc.	1,141	73,480
Bowater, Inc.	2,282	85,460
Brink’s Co.	2,282	33,249
Cabot Corp.	2,608	74,850
Cadence Design Systems, Inc.*	11,084	133,672
Callaway Golf Co.	3,097	40,942
Carpenter Technology Corp.	978	15,257
CBRL Group, Inc.	2,119	82,343
Ceridian Corp.*	6,031	102,346
CheckFree Holdings Corp.*	3,260	90,759
City National Corp.	2,119	94,423
Clayton Homes, Inc.	5,542	69,552
CNF, Inc.	1,956	49,643
Colonial BancGroup, Inc.	5,053	70,085
Commscope, Inc. *	2,445	23,228
Community Health Systems* *	4,075	78,607
Compass Bancshares, Inc.	5,216	182,196
Constellation Brands, Inc.*	3,749	117,718
Copart, Inc.*	3,749	35,428
Credence Systems Corp.*	2,445	20,709

Common Stocks, continued

	Shares	Value
CSG Systems International, Inc.*	2,119	$29,941
Cypress Semiconductor Corp.*	5,053	60,636
Cytec Industries, Inc.*	1,630	55,094
D.R. Horton, Inc.	6,031	169,471
Dycom Industries, Inc.*	1,956	31,883
E*TRADE Group, Inc.*	14,833	126,081
Edwards (A.G.), Inc.	3,260	111,492
EGL, Inc.*	1,956	29,731
Emmis Communications Corp.*	2,282	52,372
Energy East Corp.	6,031	125,204
Ensco International, Inc.	6,194	166,619
Everest Re Group, Ltd.	2,282	174,574
Extended Stay America, Inc.*	3,912	52,773
Fairchild Semiconductor International, Inc.*	4,727	60,458
Federal Signal Corp.	1,956	34,367
Ferro Corp.	1,630	36,724
Fidelity National Financial, Inc.	5,379	165,458
First American Financial Corp.	2,934	77,311
FirstMerit Corp.	3,423	78,250
Flowserve Corp.*	2,282	44,887
FMC Corp.*	1,467	33,198
Forest Oil Corp.*	1,956	49,135
Furniture Brands International, Inc.*	2,282	59,560
GATX Corp.	1,956	31,981
Glatfelter (P.H.) Co.	1,793	26,447
Granite Construction, Inc.	1,630	31,231
Great Plains Energy, Inc.	2,771	80,026
Greater Bay Bancorp	2,119	43,524
Hanover Compressor Co.*	2,771	31,312
Harris Corp.	2,771	83,268
Harsco Corp.	1,630	58,762
Hawaiian Electric Industries, Inc.	1,467	67,262
HCC Insurance Holdings, Inc.	2,608	77,119
Helmerich & Payne, Inc.	2,119	61,875
Hibernia Corp.	6,520	118,403
Horace Mann Educators Corp.	1,630	26,292
Hospitality Properties Trust	2,608	81,500
ICN Pharmaceuticals, Inc.	3,423	57,369
IDACORP, Inc.	1,630	42,788
Imation Corp.	1,467	55,482
IMC Global, Inc.	4,727	31,718
Independence Community Bank Corp.	2,282	64,398
IndyMac Bancorp, Inc.	2,282	58,008
InFocus Corp.*	1,630	7,694
Integrated Device Technology, Inc.*	4,238	46,830
International Rectifier Corp.*	2,608	69,947
Internet Security Systems, Inc.*	1,956	28,342
Intersil Corp.—Class A*	5,705	151,809
Interstate Bakeries Corp.	1,793	22,771
Investment Technology Group, Inc.*	1,956	36,382
JM Smucker Co.	2,119	84,527
Keane, Inc.*	2,771	37,769
Kelly Services, Inc.—Class A	1,467	34,401
KEMET Corp.*	3,586	36,219
Kennametal, Inc.	1,467	49,643
Korn/Ferry International*	1,630	13,203
L-3 Communications Holdings, Inc.*	3,912	170,133
LaBranche & Co., Inc.	2,445	50,587
Lattice Semiconductor Corp.*	4,564	37,562

See accompanying notes to the financial statements.

26

PROFUNDS VP ProFund VP Mid-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Lear Corp.*	2,771	$127,521
Lee Enterprises, Inc.	1,793	67,291
Lennar Corp.—Class B	2,934	209,781
Leucadia National Corp.	2,445	90,758
Liberty Property Trust	3,097	107,156
LifePoint Hospitals, Inc.*	1,630	34,132
Longs Drug Stores Corp.	1,630	27,058
Longview Fibre Co.	2,119	17,376
Lubrizol Corp.	2,119	65,668
Lyondell Chemical Co.	6,520	88,216
Mack-Cali Realty Corp.	2,282	83,019
Mandalay Resort Group	2,445	77,873
Martin Marietta Materials	1,956	65,741
MDU Resources Group, Inc.	2,934	98,260
Media General, Inc.—Class A	978	55,942
Mercantile Bankshares Corp.	2,771	109,122
Millennium Pharmaceuticals, Inc.*	11,899	187,172
Minerals Technologies, Inc.	815	39,658
Modine Manufacturing Co.	1,467	28,416
Mohawk Industries, Inc.*	2,771	153,873
MONY Group, Inc.	1,956	52,714
MPS Group, Inc.*	4,238	29,157
National Commerce Financial Corp.	8,476	188,083
National Fuel Gas Co.	3,260	84,923
National-Oilwell, Inc.*	3,423	75,306
Neiman Marcus Group, Inc.—Class A*	1,956	71,590
Network Associates, Inc.*	6,357	80,607
New Plan Excel Realty Trust, Inc.	3,912	83,521
Newport Corp.*	1,630	24,124
Noble Energy, Inc.	2,282	86,260
Northeast Utilities System	5,542	92,773
NSTAR	2,119	96,520
OGE Energy Corp.	3,260	69,666
Ohio Casualty Corp.*	2,445	32,225
Old Republic International Corp.	4,890	167,580
Omnicare, Inc.	4,075	137,694
ONEOK, Inc.	2,934	57,594
Overseas Shipholding Group, Inc.	1,467	32,289
PacifiCare Health Systems, Inc.*	1,467	72,367
Packaging Corp. of America*	4,238	78,106
Park Place Entertainment Corp.*	12,388	112,607
Payless ShoeSource, Inc.*	2,771	34,638
Peabody Energy Corp.	2,119	71,177
Pentair, Inc.	1,956	76,400
Pepco Holdings, Inc.	6,683	128,046
PepsiAmericas, Inc.	6,194	77,797
Perrigo Co.	2,934	45,888
Pioneer Natural Resources Co.*	4,890	127,629
Plexus Corp.*	1,793	20,673
PMI Group, Inc.	3,749	100,623
PNM Resources, Inc.	1,630	43,603
Pogo Producing Co.	2,445	104,524
Polycom, Inc.*	4,075	56,480
Potlatch Corp.	1,141	29,381
Powerwave Technologies, Inc.*	2,771	17,374
Precision Castparts Corp.	2,119	65,901
Price Communications Corp.*	2,282	29,461
Pride International, Inc.*	5,542	104,300
Protective Life Corp.	2,771	74,124
Protein Design Labs, Inc.*	3,586	50,132

Common Stocks, continued

	Shares	Value
Provident Financial Group, Inc.	1,956	$50,132
Puget Energy, Inc.	3,749	89,489
Quanta Services, Inc.*	4,727	33,562
Quantum Corp.*	7,172	29,047
Questar Corp.	3,423	114,568
Radian Group, Inc.	3,912	143,375
Rayonier, Inc.	1,630	53,790
Republic Services, Inc.*	6,683	151,504
RF Micro Devices, Inc.*	7,498	45,138
RPM, Inc.	4,727	64,996
Ruddick Corp.	1,956	30,748
Saks, Inc.*	5,868	56,920
SCANA Corp.	4,564	156,454
Scholastic Corp.*	1,630	48,541
Sensient Technologies Corp.	1,956	44,968
Sequa Corp.—Class A*	489	16,773
Sierra Pacific Resources*	4,890	29,047
Silicon Valley Bancshares*	1,630	38,810
Six Flags, Inc.*	3,749	25,418
Smithfield Foods, Inc.*	4,564	104,607
Sovereign Bancorp, Inc.	10,758	168,363
SPX Corp.*	3,260	143,635
StanCorp Financial Group, Inc.	1,141	59,583
Superior Industries International, Inc.	1,141	47,580
Swift Transportation Co., Inc.*	3,423	63,736
Sybase, Inc.*	3,912	54,415
Sylvan Learning Systems, Inc.*	1,630	37,229
Tech Data Corp.*	2,282	60,952
Tecumseh Products Co.	815	31,223
Teleflex, Inc.	1,630	69,357
Telephone & Data Systems, Inc.	2,445	121,516
Tidewater, Inc.	2,445	71,810
Titan Corp.*	3,260	33,545
Toll Brothers, Inc.*	2,934	83,062
Triad Hospitals, Inc.*	3,097	76,868
Trinity Industries, Inc.	1,956	36,206
TriQuint Semiconductor, Inc.*	5,379	22,377
Tyson Foods, Inc.—Class A	14,507	154,065
Unifi, Inc.*	2,282	14,148
United Rentals, Inc.*	3,097	43,017
Unitrin, Inc.	2,771	75,150
Universal Corp.	978	41,369
Valero Energy Corp.	4,564	165,810
Varco International, Inc.*	3,912	76,675
Vectren Corp.	2,771	69,414
Viad Corp.	3,586	80,292
Vishay Intertechnology, Inc.*	6,520	86,064
W.R. Berkley Corp.	2,282	120,261
Wausau-Mosinee Paper Corp.	2,119	23,733
Webster Financial Corp.	1,956	73,937
Werner Enterprises, Inc.	2,608	55,290
Westar Energy, Inc.	2,934	47,619
WGL Holdings, Inc.	1,956	52,225
Wind River Systems, Inc.*	3,260	12,421
Wisconsin Energy Corp.	4,727	137,083
WPS Resources Corp.	1,304	52,421
York International Corp.	1,630	38,142

TOTAL COMMON STOCKS		16,299,797

See accompanying notes to the financial statements.

27

PROFUNDS VP ProFund VP Mid-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Home Loan Bank (0.7%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$122,000	$121,998

TOTAL FEDERAL HOME LOAN BANK		121,998

TOTAL INVESTMENTS (Cost $14,156,296)(a)—100.0%		16,421,795
Net other assets (liabilities)—0.0%		(4,638)

NET ASSETS—100.0%		$16,417,157

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini S&P MidCap 400 Futures Contract expiring September 2003 (Underlying face amount at value $96,000)	2	$(1,488)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$2,349,350
Unrealized depreciation	(83,851)

Net unrealized appreciation/depreciation	$2,265,499

The ProFund VP Mid-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Aerospace/Defense	1.3%
Agriculture	0.3%
Airlines	0.1%
Apparel	0.1%
Auto Parts & Equipment	2.2%
Banks	8.2%
Beverages	1.2%
Biotechnology	1.4%
Building Materials	0.6%
Chemicals	3.6%
Coal	0.7%
Commercial Services	2.0%
Computers	2.0%
Distribution/Wholesale	0.4%
Diversified Financial Services	2.3%
Electric	9.4%
Electronics	1.5%
Engineering & Construction	0.4%
Entertainment	0.2%
Environmental Control	0.9%
Food	2.7%
Forest Products & Paper	1.4%
Gas	1.1%
Hand/Machine Tools	0.3%
Health Care	0.5%
Healthcare—Products	0.5%
Healthcare—Services	1.1%
Home Builders	3.2%
Home Furnishings	0.4%
Insurance	9.6%
Internet	1.6%
Iron/Steel	0.2%
Leisure Time	0.2%
Lodging	1.5%
Machinery—Diversified	0.8%
Media	2.0%
Metal Fabricate/Hardware	0.4%
Miscellaneous Manufacturing	2.8%
Oil & Gas	5.3%
Oil & Gas Services	1.6%
Packaging & Containers	0.5%
Pharmaceuticals	1.5%
Pipelines	1.3%
Real Estate Investment Trust	2.8%
Retail	3.4%
Savings & Loans	2.5%
Semiconductors	3.2%
Software	1.5%
Telecommunications	3.2%
Textiles	1.3%
Transportation	1.9%
Trucking & Leasing	0.2%
Other	0.7%

See accompanying notes to the financial statements.

28

PROFUNDS VP

ProFund VP Mid-Cap Value

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $14,156,296)	$16,421,795
Cash	862
Segregated cash balances with brokers for futures contracts	5,480
Dividends and interest receivable	19,242
Receivable for investments sold	1,398,901
Prepaid expenses	256

Total Assets	17,846,536

Liabilities:
Payable for capital shares redeemed	1,377,955
Variation margin on futures contracts	400
Advisory fees payable	13,205
Management services fees payable	2,641
Administration fees payable	949
Administrative services fees payable	9,964
Distribution fees payable	4,982
Other accrued expenses	19,283

Total Liabilities	1,429,379

Net Assets	$16,417,157

Net Assets consist of:
Capital	$19,688,616
Accumulated net investment income/(loss)	(9,122)
Accumulated net realized gains (losses) on investments and futures contracts	(5,526,348)
Net unrealized appreciation/depreciation on investments and futures contracts	2,264,011

Net Assets	$16,417,157

Shares of Beneficial Interest Outstanding	639,640

Net Asset Value (offering and redemption price per share)	$25.67

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$119,888
Interest	541

Total Investment Income	120,429

Expenses:
Advisory fees	49,847
Management services fees	9,969
Administration fees	3,743
Administrative services fees	33,258
Distribution fees	16,616
Custody fees	18,716
Fund accounting fees	6,709
Transfer agent fees	5,517
Other fees	6,492

Total Gross Expenses before reductions	150,867
Less Expenses reduced by the Advisor	(19,808)

Total Net Expenses	131,059

Net Investment Income/(Loss)	(10,630)

Realized and Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) on investments	(612,239)
Net realized gains (losses) on futures contracts	10,347
Change in net unrealized appreciation (depreciation) on investments and futures contracts	1,322,934

Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	721,042

Change in Net Assets Resulting from Operations	$710,412

See accompanying notes to the financial statements.

29

PROFUNDS VP

ProFund VP Mid-Cap Value

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(10,630)	$(11,600)
Net realized gains (losses) on investments and futures contracts	(601,892)	(4,924,479)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	1,322,934	941,077

Change in net assets resulting from operations	710,412	(3,995,002)

Capital Transactions:
Proceeds from shares issued	87,590,777	186,778,155
Cost of shares redeemed	(84,370,561)	(170,296,624)

Change in net assets resulting from capital transactions	3,220,216	16,481,531

Change in net assets	3,930,628	12,486,529
Net Assets:
Beginning of period	12,486,529	—

End of period	$16,417,157	$12,486,529

Share Transactions:
Issued	3,796,815	7,358,526
Redeemed	(3,694,305)	(6,821,396)

Change in shares	102,510	537,130

(a)	Commencement of operations

See accompanying notes to the financial statements.

30

PROFUNDS VP

ProFund VP Mid-Cap Value

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$23.25		$30.00

Investment Activities:
Net investment income/(loss)	(0.02	)(b)	(0.02	)(b)
Net realized and unrealized gains (losses) on investments and futures contracts	2.44		(6.73)

Total income/(loss) from investment activities	2.42		(6.75)

Net Asset Value, End of Period	$25.67		$23.25

Total Return	10.41	%(c)	(22.50	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$16,417,157		$12,486,529
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	(0.16	)%(d)	(0.14	)%(d)
Ratio of gross expenses to average net assets	2.27	%(d)	2.25	%(d)
Portfolio turnover(e)	660%		1,361%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

31

PROFUNDS VP ProFund VP Mid-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.8%)

	Shares	Value
99 Cents Only Stores*	7,264	$249,300
Abercrombie & Fitch Co.—Class A*	9,988	283,759
Acxiom Corp.*	9,080	137,017
ADTRAN, Inc.*	3,632	186,285
AdvancePCS*	9,080	347,128
Affiliated Computer Services, Inc.—Class A*	13,166	602,080
Ametek, Inc.	3,178	116,474
Applebee’s International, Inc.	5,448	171,231
Apria Healthcare Group, Inc.*	5,448	135,546
Arthur J. Gallagher & Co.	9,080	246,976
Avocent Corp.*	4,540	135,882
Barr Laboratories, Inc.*	6,810	446,055
Beckman Coulter, Inc.	6,356	258,308
Blyth, Inc.	4,540	123,488
Brinker International, Inc.*	9,988	359,767
Brown & Brown, Inc.	6,375	207,188
C.H. Robinson Worldwide, Inc.	8,626	306,741
Cabot Microelectronics Corp.*	2,270	114,567
Career Education Corp.*	4,540	310,626
Carlisle Cos., Inc.	3,178	133,984
Carmax, Inc.*	10,442	314,826
Catalina Marketing Corp.*	5,448	96,157
CDW Corp.*	8,626	395,071
Certegy, Inc.*	6,810	188,978
Charles River Laboratories International, Inc.*	4,540	146,097
Chico’s FAS, Inc.*	8,626	181,577
Choicepoint, Inc.*	8,626	297,770
Church & Dwight, Inc.	4,086	133,735
Cincinnati Bell, Inc.*	22,246	149,048
Claire’s Stores, Inc.	4,994	126,648
Coach, Inc.*	9,080	451,639
Commerce Bancorp, Inc.	6,810	252,651
Cooper Cameron Corp.*	5,448	274,470
Corinthian Colleges, Inc.*	4,540	220,508
Covance, Inc.*	5,902	106,826
Coventry Health Care, Inc.*	5,902	272,436
Cree Research, Inc.*	7,264	118,258
Crompton Corp.	11,350	80,018
CYTYC Corp.*	11,804	124,178
Dean Foods Co.*	13,620	429,029
DENTSPLY International, Inc.	7,718	315,666
DeVry, Inc.*	7,264	169,179
Dial Corp.	9,534	185,436
Diebold, Inc.	7,264	314,168
Dollar Tree Stores, Inc.*	11,350	360,135
Donaldson Co., Inc.	4,540	201,804
DPL, Inc.	12,712	202,630
DQE, Inc.	7,718	116,310
Dreyer’s Grand Ice Cream Holdings, Inc.	3,632	285,185
DST Systems, Inc.*	12,258	465,804
Dun & Bradstreet Corp.*	7,718	317,210
Eaton Vance Corp.	6,810	215,196
Education Management Corp.*	3,632	193,150
Edwards Lifesciences Corp.*	5,902	189,690
Energizer Holdings, Inc.*	8,626	270,856
Entercom Communications Corp.*	4,994	244,756
Equitable Resources, Inc.	6,356	258,943

Common Stocks, continued

	Shares	Value
Expeditors International of Washington, Inc.	10,442	$361,710
Express Scripts, Inc.—Class A*	7,718	527,294
Fair, Isaac & Co., Inc.	4,994	256,941
Fastenal Co.	7,718	261,949
First Health Group Corp.*	9,534	263,138
First Virginia Banks, Inc.	7,264	313,224
FMC Technologies, Inc.*	6,810	143,351
Gartner Group, Inc.—Class B*	8,172	61,290
Gentex Corp.*	7,718	236,248
Gilead Sciences, Inc.*	19,976	1,110,266
Grant Prideco, Inc.*	12,258	144,032
GreenPoint Financial Corp.	9,988	508,789
GTECH Holdings Corp.*	5,902	222,211
Harte-Hanks, Inc.	9,080	172,520
Health Net, Inc.*	11,804	388,943
Henry (Jack) & Associates, Inc.	9,080	161,533
Henry Schein, Inc.*	4,540	237,624
Herman Miller, Inc.	7,264	146,805
Hillenbrand Industries, Inc.	6,356	320,660
Hispanic Broadcasting Corp.—Class A*	10,896	277,303
HON Industries, Inc.	5,902	180,011
Hormel Foods Corp.	14,074	333,554
Hubbell, Inc.—Class B	5,902	195,356
IDEC Pharmaceuticals Corp.*	15,436	524,824
International Speedway Corp.	5,448	215,250
Investors Financial Services Corp.	6,356	184,388
IVAX Corp.*	19,522	348,468
J.B. Hunt Transport Services, Inc.*	4,086	154,247
Jacobs Engineering Group, Inc.*	5,448	229,633
Krispy Kreme Doughnuts, Inc.*	5,902	243,044
Lam Research Corp.*	12,712	231,486
Lancaster Colony Corp.	3,632	140,413
Legato Systems, Inc.*	11,804	99,036
Legg Mason, Inc.	6,356	412,823
Lincare Holdings, Inc.*	10,896	343,333
LTX Corp.*	4,994	43,048
M&T Bank Corp.	11,804	994,132
Macromedia, Inc.*	6,356	133,730
Macrovision Corp.*	4,994	99,480
Manpower, Inc.	7,718	286,260
McDATA Corp.—Class A*	11,350	166,505
Mentor Graphics Corp.*	6,810	98,609
Michaels Stores, Inc.*	6,810	259,189
Micrel, Inc.*	9,080	94,341
Microchip Technology, Inc.	20,430	503,191
Murphy Oil Corp.	9,080	477,607
Mylan Laboratories, Inc.	18,614	647,209
National Instruments Corp.*	4,994	188,673
Neuberger Berman, Inc.	7,264	289,906
New York Community Bancorp	14,528	422,620
Nordson Corp.	3,178	75,795
Olin Corp.	5,902	100,924
Outback Steakhouse, Inc.	7,718	301,002
Overture Services, Inc.*	6,356	115,234
Oxford Health Plans, Inc.*	8,626	362,551
Patterson Dental Co.*	6,810	309,038
Patterson-UTI Energy, Inc.*	8,172	264,773
Petsmart, Inc.*	14,074	234,614
Pharmaceutical Resources, Inc.*	3,178	154,641

See accompanying notes to the financial statements.

32

PROFUNDS VP ProFund VP Mid-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Philadelphia Suburban Corp.	6,810	$166,028
Pier 1 Imports, Inc.	9,534	194,494
Plantronics, Inc.*	4,540	98,382
Reader’s Digest Association, Inc.	9,988	134,638
Retek, Inc.*	5,448	34,867
Reynolds & Reynolds Co.	6,810	194,494
Rollins, Inc.	4,539	85,560
Roslyn Bancorp, Inc.	8,172	175,616
Ross Stores, Inc.	7,718	329,867
RSA Security, Inc.*	5,902	63,447
Ruby Tuesday, Inc.	6,356	157,184
Sandisk Corp.*	6,810	274,784
SEI Investments Co.	10,896	348,672
Semtech Corp.*	7,264	103,439
Sepracor, Inc.*	8,626	155,527
SICOR, Inc.*	11,804	240,093
Silicon Laboratories, Inc.*	4,994	133,040
Smith International, Inc.*	10,442	383,639
Sonoco Products Co.	9,534	229,007
Sotheby’s Holdings, Inc.—Class A*	6,356	47,289
Stericycle, Inc.	4,086	157,229
STERIS Corp.*	6,810	157,243
Storage Technology Corp.*	10,896	280,463
Synopsys, Inc.*	7,718	477,358
TCF Financial Corp.	7,264	289,398
The Cheesecake Factory, Inc.*	4,994	179,235
Timberland Co.—Class A*	3,632	191,988
Tootsie Roll Industries, Inc.	5,448	166,110
Transaction Systems Architects, Inc.*	3,632	32,543
United Dominion Realty Trust, Inc.	10,896	187,629
Universal Health Services, Inc.—Class B*	5,902	233,837
Valassis Communications, Inc.*	5,448	140,123
Valspar Corp.	4,994	210,846
Varian Medical Systems, Inc.*	6,810	392,052
Varian, Inc.*	3,632	125,921
Vertex Pharmaceuticals, Inc.*	7,718	112,683
VISX, Inc.*	4,994	86,646
Waddell & Reed Financial, Inc.	8,172	209,775
Washington Post Co.—Class B	908	665,474
Weatherford International, Ltd.*	13,166	551,655
Westamerica Bancorporation	3,178	136,908
Western Gas Resources, Inc.	3,178	125,849
Westwood One, Inc.*	10,442	354,297
Whole Foods Market, Inc.*	5,902	280,522
Williams-Sonoma, Inc.*	11,804	344,677
Wilmington Trust Corp.	6,810	199,874
XTO Energy, Inc.	18,160	365,198

TOTAL COMMON STOCKS		40,318,809

TOTAL INVESTMENTS (Cost $35,632,099)(a)—99.8%		40,318,809
Net other assets (liabilities)—0.2%		78,642

NET ASSETS—100.0%		$40,397,451

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini S&P MidCap 400 Futures Contract expiring September 2003 (Underlying face amount at value $96,000)	2	$(1,488)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$4,918,958
Unrealized depreciation	(232,248)

Net unrealized appreciation/depreciation	$4,686,710

The ProFund VP Mid-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.7%
Apparel	1.6%
Banks	5.9%
Biotechnology	1.7%
Chemicals	1.3%
Commercial Services	4.4%
Communication Services	0.7%
Computers	7.5%
Distribution/Wholesale	1.6%
Diversified Financial Services	2.8%
Electric	0.8%
Electronic Components & Equipment	1.4%
Electronics	0.9%
Engineering & Construction	0.6%
Entertainment	1.3%
Environmental Control	0.4%
Food	3.7%
Healthcare—Products	5.9%
Healthcare—Services	4.6%
Household Products/Wares	1.1%
Insurance	1.1%
Internet	1.1%
Machinery—Diversified	0.2%
Media	4.1%
Miscellaneous Manufacturing	1.2%
Office Furnishings	0.8%
Oil & Gas	2.7%
Oil & Gas Services	3.7%
Packaging & Containers	0.6%
Pharmaceuticals	10.1%
Pipelines	1.0%
Real Estate Investment Trust	0.5%
Retail	10.6%
Savings & Loan	2.7%
Semiconductors	3.0%
Software	4.0%
Telecommunications	1.1%
Transportation	2.0%
Water	0.4%
Other	0.2%

See accompanying notes to the financial statements.

33

PROFUNDS VP

ProFund VP Mid-Cap Growth

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $35,632,099)	$40,318,809
Segregated cash balances with brokers for futures contracts	5,480
Dividends and interest receivable	9,981
Receivable for capital shares issued	1,774,363
Prepaid expenses	372

Total Assets	42,109,005

Liabilities:
Cash overdraft	42,021
Payable for investments purchased	1,599,707
Variation margin on futures contracts	400
Advisory fees payable	19,656
Management services fees payable	3,931
Administration fees payable	1,362
Administrative services fees payable	14,284
Distribution fees payable	7,142
Other accrued expenses	23,051

Total Liabilities	1,711,554

Net Assets	$40,397,451

Net Assets consist of:
Capital	$39,789,286
Accumulated net investment income/(loss)	(134,070)
Accumulated net realized gains (losses) on investments and futures contracts	(3,942,987)
Net unrealized appreciation/depreciation on investments and futures contracts	4,685,222

Net Assets	$40,397,451

Shares of Beneficial Interest Outstanding	1,558,225

Net Asset Value (offering and redemption price per share)	$25.93

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$65,457
Interest	701

Total Investment Income	66,158

Expenses:
Advisory fees	76,049
Management services fees	15,210
Administration fees	7,213
Administrative services fees	50,740
Distribution fees	25,350
Custody fees	14,863
Fund accounting fees	10,033
Transfer agent fees	8,344
Other fees	9,579

Total Gross Expenses before reductions	217,381
Less Expenses reduced by the Advisor	(17,153)

Total Net Expenses	200,228

Net Investment Income/(Loss)	(134,070)

Realized and Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) on investments	(948,874)
Net realized gains (losses) on futures contracts	10,347
Change in net unrealized appreciation (depreciation) on investments and futures contracts	3,558,765

Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	2,620,238

Change in Net Assets Resulting from Operations	$2,486,168

See accompanying notes to the financial statements.

34

PROFUNDS VP

ProFund VP Mid-Cap Growth

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$(134,070)	$(90,645)
Net realized gains (losses) on investments and futures contracts	(938,527)	(2,914,950)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	3,558,765	1,126,457

Change in net assets resulting from operations	2,486,168	(1,879,138)

Capital Transactions:
Proceeds from shares issued	107,679,629	181,629,538
Cost of shares redeemed	(84,832,484)	(164,686,262)

Change in net assets resulting from capital transactions	22,847,145	16,943,276

Change in net assets	25,333,313	15,064,138
Net Assets:
Beginning of period	15,064,138	—

End of period	$40,397,451	$15,064,138

Share Transactions:
Issued	4,600,405	7,556,651
Redeemed	(3,687,085)	(6,911,746)

Change in shares	913,320	644,905

(a)	Commencement of operations

See accompanying notes to the financial statements.

35

PROFUNDS VP

ProFund VP Mid-Cap Growth

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$23.36		$30.00

Investment Activities:
Net investment income/(loss)	(0.16	)(b)	(0.21	)(b)
Net realized and unrealized gains (losses) on investments and futures contracts	2.73		(6.43)

Total income/(loss) from investment activities	2.57		(6.64)

Net Asset Value, End of Period	$25.93		$23.36

Total Return	11.00	%(c)	(22.13	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$40,397,451		$15,064,138
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	(1.32	)%(d)	(1.32	)%(d)
Ratio of gross expenses to average net assets	2.14	%(d)	2.22	%(d)
Portfolio turnover(e)	404%		1,594%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

36

PROFUNDS VP ProFund VP Small-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.6%)

	Shares	Value
4Kids Entertainment, Inc.*	2,303	$42,836
A.M. Castle & Co.*	2,961	19,395
A.T. Cross Co.—Class A*	2,632	15,634
AAR Corp.	5,922	41,809
Aaron Rents, Inc.	3,948	101,857
ABM Industries, Inc.	8,883	136,798
Action Performance Cos., Inc.	3,290	62,510
Acuity Brands, Inc.	7,567	137,492
Adaptec, Inc.*	19,411	151,018
Advanced Marketing Services, Inc.	3,619	47,047
Aeroflex, Inc.*	10,857	84,033
Albany International Corp.—Class A	5,922	162,263
Allen Telecom, Inc.*	5,593	92,396
Alliance Semiconductor Corp.*	6,580	31,847
Alpharma, Inc.	9,212	198,980
American Management Systems, Inc.*	7,567	108,057
American States Water Co.	2,632	71,854
Analogic Corp.	2,303	112,293
Anchor BanCorp Wisconsin, Inc.	4,277	102,178
Angelica Corp.	1,645	27,883
Anixter International, Inc.*	6,909	161,877
AnnTaylor Stores Corp.*	8,225	238,113
Apogee Enterprises, Inc.	4,935	44,514
Applica, Inc.*	4,277	36,355
Applied Industrial Technologies, Inc.	3,290	69,419
AptarGroup, Inc.	6,580	236,880
Arch Chemicals, Inc.	3,948	75,407
Arkansas Best Corp.	4,606	109,577
Armor Holdings, Inc.*	4,935	66,129
ArQule, Inc.*	4,277	17,963
Artesyn Technologies, Inc.*	6,909	38,759
Ashworth, Inc.*	2,303	16,328
Astec Industries, Inc.*	3,619	31,558
AstroPower, Inc.*	3,948	12,989
Atlantic Coast Airlines Holdings, Inc.*	8,225	110,955
Atmos Energy Corp.	8,883	220,299
Atwood Oceanics, Inc.*	2,632	71,459
Audiovox Corp.—Class A*	4,277	47,860
Avista Corp.	8,554	121,039
Axcelis Technologies, Inc.*	17,766	108,728
Aztar Corp.*	6,580	106,003
Bally Total Fitness Holding Corp.*	5,922	53,476
BankUnited Financial Corp.—Class A*	5,264	106,070
Barnes Group, Inc.	3,948	85,908
Bassett Furniture Industries, Inc.	1,974	26,215
Bel Fuse, Inc.—Class B	1,974	45,205
Belden, Inc.	4,606	73,190
Bell Microproducts, Inc.*	3,619	15,453
Benchmark Electronics, Inc.*	4,277	131,560
Black Box Corp.	3,619	131,008
Bowne & Co., Inc.	5,922	77,164
Briggs & Stratton Corp.	3,948	199,373
Brooks Automation, Inc.*	6,580	74,617
Brooktrout, Inc.—Class B*	2,303	17,876
Brown Shoe Co., Inc.	3,290	98,042
Brush Wellman, Inc.*	2,961	24,724
Buckeye Technologies, Inc.*	6,580	44,744
Building Materials Holding Corp.	2,303	34,107
Burlington Coat Factory Warehouse Corp.	8,225	147,228
Butler Manufacturing Co.	987	16,315

Common Stocks, continued

	Shares	Value
C&D Technologies, Inc.	4,606	$66,142
C-COR.net Corp.*	6,580	32,242
Cable Design Technologies Corp. *	8,225	58,809
Cambrex Corp.	4,606	106,031
Captaris, Inc.*	5,593	19,128
Caraustar Industries, Inc.*	4,935	39,529
Cascade Natural Gas Corp.	1,974	37,703
Casey’s General Stores, Inc.	8,883	125,606
Cash America International, Inc.	4,277	56,542
Catapult Communications Corp.*	2,303	24,458
Cato Corp.—Class A	4,606	97,094
CDI Corp.*	3,619	93,949
Central Parking Corp.	6,580	81,329
Central Vermont Public Service Corp.	1,974	38,592
Century Aluminum Co.	3,619	25,442
Cerner Corp.*	6,580	151,011
CH Energy Group, Inc.	2,961	133,245
Checkpoint Systems, Inc.*	5,922	83,796
Chesapeake Corp.	2,632	57,509
Chittenden Corp.	6,580	179,963
Ciber, Inc.*	11,844	83,145
Cima Labs, Inc.*	2,632	70,774
Cimarex Energy Co.*	7,238	171,903
CLECO Corp.	8,554	148,155
Cleveland-Cliffs, Inc.*	1,974	35,236
Coachmen Industries, Inc.	2,961	35,384
Coherent, Inc.*	5,264	125,967
Colonial Properties Trust	4,606	162,085
Commercial Federal Corp.	8,225	174,370
Commercial Metals Co.	5,264	93,647
Commonwealth Industries, Inc.	2,961	13,976
Concerto Software, Inc.*	1,974	18,141
Concord Camera Corp.*	4,935	34,989
CONMED Corp.*	5,264	96,121
Consolidated Graphics, Inc.*	2,303	52,693
Corn Products International, Inc.	6,580	197,598
CTS Corp.	6,251	65,323
Curative Health Services, Inc.*	2,303	39,151
Curtiss-Wright Corp.	1,974	124,758
Datascope Corp.	2,632	77,723
Delphi Financial Group, Inc.—Class A	3,619	169,369
Deltic Timber Corp.	2,303	65,521
Department 56, Inc.*	2,303	35,305
Digi International, Inc.*	3,948	22,701
DIMON, Inc.	8,225	58,891
Downey Financial Corp.	4,935	203,816
Dress Barn, Inc.*	5,264	66,695
Drill-Quip, Inc.*	3,290	59,878
DRS Technologies, Inc.*	3,948	110,228
Duane Reade, Inc.*	4,277	63,086
DuPont Photomasks, Inc.*	3,290	61,951
EDO Corp.	3,619	64,056
eFunds Corp.*	8,554	98,628
El Paso Electric Co.*	8,883	109,527
Electro Scientific Industries, Inc.*	4,935	74,815
EMCOR Group, Inc.*	2,632	129,915
Energen Corp.	6,251	208,158
Enesco Group, Inc.*	2,632	19,477
ESS Technology, Inc.*	7,238	70,571
Esterline Technologies Corp.*	3,619	63,007

See accompanying notes to the financial statements.

37

PROFUNDS VP ProFund VP Small-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Exar Corp.*	7,238	$114,578
Fedders Corp.	5,264	16,160
FEI Co.*	5,922	111,097
Financial Federal Corp.*	3,290	80,276
First Republic Bank*	2,632	70,011
FirstFed Financial Corp.*	2,961	104,494
Fleetwood Enterprises, Inc.*	6,580	48,692
Flowers Foods, Inc.	8,400	165,975
Footstar, Inc.*	3,619	47,047
Fremont General Corp.	13,489	184,799
Frontier Airlines, Inc.*	5,264	47,797
Fuller (H. B.) Co.	5,264	115,912
G & K Services, Inc.	3,619	107,122
Gables Residential Trust	4,277	129,294
Gardner Denver, Inc.*	2,961	60,582
GenCorp, Inc.	7,896	70,195
General Communication, Inc.—Class A*	10,199	88,323
Genesco, Inc.*	3,948	69,880
Gerber Scientific, Inc.*	3,948	26,294
Glenborough Realty Trust, Inc.	4,935	94,505
Global Imaging Systems, Inc.*	3,948	91,436
Goody’s Family Clothing, Inc.*	5,922	51,225
Great Atlantic & Pacific Tea Co.*	6,909	60,799
Green Mountain Power Corp.	987	19,740
Griffon Corp.*	5,922	94,752
Group 1 Automotive, Inc.*	3,948	127,955
Haemonetics Corp.*	4,277	79,980
Haggar Corp.	1,316	16,450
Hain Celestial Group, Inc.*	6,251	99,953
Haverty Furniture Cos., Inc.	3,948	69,090
Heidrick & Struggles International, Inc.*	3,290	41,520
Hologic, Inc.*	3,619	47,698
Hooper Holmes, Inc.	11,515	74,157
Huffy Corp.*	2,632	18,424
Hughes Supply, Inc.	4,277	148,412
Hutchinson Technology, Inc.*	4,606	151,490
IHOP Corp.	3,948	124,638
Imagistics International, Inc.*	3,290	84,882
IMCO Recycling, Inc.*	2,632	17,476
IMPATH, Inc.*	2,961	41,869
Information Holdings, Inc.*	3,948	72,051
Input/Output, Inc.*	9,212	49,561
Insight Enterprises, Inc.*	8,225	82,744
Insituform Technologies, Inc.—Class A*	4,935	87,251
Insurance Auto Auctions, Inc.*	1,974	24,793
Interface, Inc.	9,212	42,744
Intermagnetics General Corp.*	2,961	58,746
Intermet Corp.	4,606	15,522
International Multifoods Corp.*	3,619	82,911
Invacare Corp.	5,264	173,712
Invision Technologies, Inc.*	2,961	73,581
Ionics, Inc.*	3,290	73,598
Irwin Financial Corp.	4,935	127,817
J & J Snack Foods Corp.*	1,645	52,031
Jack in the Box, Inc.*	6,580	146,734
JAKKS Pacific, Inc.*	4,277	56,841
JDA Software Group, Inc.*	5,264	58,904
Jefferies Group, Inc.	4,935	245,714
JLG Industries, Inc.	7,896	53,693
Jo-Ann Stores, Inc.—Class A*	3,619	91,561

Common Stocks, continued

	Shares	Value
K2, Inc.*	4,935	$60,454
Kaman Corp.—Class A	3,948	46,152
Kansas City Southern Industries, Inc.*	11,186	134,568
Kellwood Co.	4,606	145,689
Kilroy Realty Corp.	4,935	135,713
Kirby Corp.*	4,277	120,611
Kroll, Inc.*	6,909	186,957
Laclede Group, Inc.	3,290	88,172
Lance, Inc.	5,264	48,060
LandAmerica Financial Group, Inc.	3,290	156,275
Landry’s Restaurants, Inc.	4,935	116,466
Lawson Products, Inc.	1,645	45,302
Lennox International, Inc.	10,528	135,495
Linens ‘n Things, Inc.*	7,896	186,425
Lone Star Steakhouse & Saloon, Inc.	3,948	85,948
Lydall, Inc.*	2,961	31,683
M.D.C. Holdings, Inc.	5,264	254,146
MAF Bancorp, Inc.	4,277	158,548
MagneTek, Inc.*	4,277	10,864
Manitowoc Co.	4,935	110,051
MapInfo Corp.*	2,632	18,766
Marcus Corp.	5,264	78,697
Massey Energy Co.	13,818	181,707
Material Sciences Corp.*	2,632	25,530
Maximus, Inc.*	3,948	109,082
Meade Instruments Corp.*	3,619	11,581
Mesa Air Group, Inc.*	5,593	44,744
Methode Electronics, Inc.—Class A	6,580	70,735
Metro One Telecommunications, Inc.*	4,606	23,767
Midas, Inc.*	2,632	31,900
Midway Games, Inc.*	8,554	31,051
Milacron, Inc.	6,251	30,567
Mobile Mini, Inc.*	2,632	42,981
Monaco Coach Corp.*	5,264	80,697
MRO Software, Inc.*	4,277	36,911
Mueller Industries, Inc.*	6,251	169,465
Myers Industries, Inc.	5,593	53,134
Nasch-Finch Co.	2,303	38,345
National Presto Industries, Inc.	1,316	41,585
Nature’s Sunshine Products, Inc.	2,632	21,082
Nautica Enterprises, Inc.*	6,251	80,200
Nautilus Goup, Inc.	5,922	73,433
NCO Group, Inc.*	4,606	82,493
Nelson (Thomas), Inc.*	2,632	32,900
Network Equipment Technologies, Inc.*	3,948	33,242
Newfield Exploration Co.*	9,870	370,618
Northwest Natural Gas Co.	4,606	125,514
Nuevo Energy Co.*	3,619	63,152
NUI Corp.	2,961	45,955
NYFIX, Inc.*	5,593	35,516
O’Charley’s, Inc.*	3,619	77,917
Offshore Logistics, Inc.*	3,948	85,869
OM Group, Inc.	5,264	77,539
Omnova Solutions, Inc.*	7,238	29,242
On Assignment, Inc.*	4,935	19,740
Orthodontic Centers of America, Inc.*	9,212	73,788
Oxford Industries, Inc.	1,316	54,640
PAREXEL International Corp.*	4,606	64,254
Park Electrochemical Corp.	3,619	72,199
Paxar Corp.*	7,238	79,618

See accompanying notes to the financial statements.

38

PROFUNDS VP ProFund VP Small-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Pediatrix Medical Group, Inc.*	4,277	$152,475
Pegasus Systems, Inc.*	4,606	74,848
Penford Corp.	1,645	18,375
Pep Boys-Manny, Moe & Jack	9,212	124,454
Pericom Semiconductor Corp.*	4,606	42,836
Philadelphia Consolidated Holding Corp.*	3,948	159,499
Phillips-Van Heusen Corp.	5,593	76,233
Phoenix Technologies, Ltd.*	4,606	26,024
Photronics, Inc.*	5,922	103,339
Pinnacle Entertainment, Inc.*	4,606	31,321
Pioneer Standard Electronics, Inc.	5,922	50,219
PolyOne Corp.	16,779	74,667
Pope & Talbot, Inc.	2,961	32,719
Presidential Life Corp.	5,264	74,275
PRG-Schultz International, Inc.*	11,515	67,939
Prime Hospitality Corp.*	8,225	55,190
Provident Bankshares Corp.	4,606	117,038
Province Healthcare Co.*	8,883	98,335
QRS Corp.*	2,961	15,693
Quanex Corp.	2,961	88,001
Radiant Systems, Inc.*	4,935	33,262
RadiSys Corp.*	3,290	43,428
Ralcorp Holdings, Inc.*	5,264	131,390
RARE Hospitality International, Inc.*	3,948	129,021
Raymond James Financial Corp.	8,883	293,583
Regal-Beloit Corp.	4,606	87,975
RehabCare Group, Inc.*	2,961	43,379
Reliance Steel & Aluminum Co.	5,922	122,585
Riggs National Corp.	5,264	80,118
RLI Corp.	4,606	151,537
Roadway Corp.	3,619	103,250
Robbins & Myers, Inc.	2,632	48,692
Rock-Tenn Co.	6,251	105,955
Roto-Rooter, Inc.	1,645	62,823
Roxio, Inc.*	4,277	28,613
RTI International Metals, Inc.*	3,619	39,194
Rudolph Technologies, Inc.*	2,961	47,258
Russ Berrie & Co., Inc.	3,619	132,129
Russell Corp.	5,922	112,518
Ryan’s Family Steak Houses, Inc.*	7,896	110,544
Ryerson Tull, Inc.	4,606	40,441
Salton, Inc.*	1,974	17,805
Savient Pharmaceuticals, Inc.*	10,528	48,850
SBS Technologies, Inc.*	2,632	25,875
School Specialty, Inc.*	3,290	93,633
Schulman (A.), Inc.	5,264	84,540
Schweitzer-Mauduit International, Inc.	2,632	63,536
SCM Microsystems, Inc.*	2,961	16,167
SCPIE Holdings, Inc.	1,645	12,634
Seacoast Financial Services Corp.	4,935	97,713
SEACOR SMIT, Inc.*	3,619	132,057
Selective Insurance Group, Inc.	4,935	123,622
Shaw Group, Inc.*	6,909	83,253
Shopko Stores, Inc.*	5,264	68,432
Skyline Corp.	1,645	49,350
SkyWest, Inc.	10,528	200,664
Skyworks Solutions, Inc.*	25,004	169,276
Smith (A.O.) Corp.	5,264	148,182
Sola International, Inc.*	4,606	80,144
Sourcecorp*	2,961	63,958

Common Stocks, continued

	Shares	Value
South Financial Group, Inc.	8,554	$199,565
Southern Union Co.*	11,844	200,637
Southwest Gas Corp.	5,922	125,428
Southwestern Energy Co.*	6,251	93,828
Spherion Corp.*	10,528	73,170
Spinnaker Exploration Co.*	5,922	155,156
SPS Technologies, Inc.	2,303	62,273
SPSS, Inc.*	2,961	49,567
Standard Microsystems Corp.*	2,961	44,918
Standard Motor Products, Inc.	2,303	25,563
Standard Pacific Corp.	5,922	196,374
Standard Register Co.	5,264	86,751
Standex International Corp.	2,303	48,363
Staten Island Bancorp, Inc.	10,857	211,493
Steel Dynamics, Inc.*	8,554	117,190
Steel Technologies, Inc.	1,645	16,631
Stein Mart, Inc.*	7,567	45,326
Stewart & Stevenson Services, Inc.	5,264	82,908
Stewart Information Services Corp.*	3,290	91,627
Stone Energy Corp.*	4,935	206,874
Stride Rite Corp.	7,238	72,090
Sturm, Ruger & Co., Inc.	4,935	49,350
Sunrise Assisted Living, Inc.*	3,948	88,356
Susquehanna Bancshares, Inc.	7,238	169,007
Swift Energy Co.*	4,935	54,285
SWS Group, Inc.	2,961	59,664
Symmetricom, Inc.*	7,567	33,295
Systems & Computer Technology Corp.*	6,251	56,259
TALX Corp.	2,632	59,457
TBC Corp.*	3,948	75,209
Technitrol, Inc.*	7,238	108,932
Texas Industries, Inc.	3,948	93,962
The Children’s Place Retail Stores, Inc.*	4,935	98,009
The Men’s Wearhouse, Inc.*	7,238	158,150
Theragenics Corp.*	5,264	22,635
Thomas Industries, Inc.	2,961	80,095
THQ, Inc.*	7,238	130,284
Three-Five Systems, Inc.*	3,948	27,241
Timken Co.	15,463	270,756
Tollgrade Communications, Inc.*	2,303	42,951
Tom Brown, Inc.*	7,238	201,144
Tower Automotive, Inc.*	10,199	37,328
Tredegar Corp.	6,909	103,566
Triarc Companies., Inc.*	3,619	108,534
Triumph Group, Inc.*	2,961	83,411
UICI*	8,883	133,867
UIL Holdings Corp.	2,632	106,728
Ultimate Electronics, Inc.*	2,632	33,742
Unisource Energy Corp.	6,251	117,519
United Stationers, Inc.*	5,922	214,200
Universal Forest Products, Inc.	3,290	68,893
URS Corp.*	5,922	115,242
US Oncology, Inc.*	16,121	119,134
USF Corp.	4,935	133,097
Valmont Industries, Inc.	4,277	83,230
Veeco Instruments, Inc.*	5,264	89,646
Veritas DGC, Inc.*	5,922	68,103
ViaSat, Inc.*	4,606	66,050
Viasys Healthcare, Inc.*	5,264	108,965
Vicor Corp.*	7,567	72,643

See accompanying notes to the financial statements.

39

PROFUNDS VP ProFund VP Small-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Vintage Petroleum, Inc.	11,515	$129,889
Vital Signs, Inc.	2,303	59,786
Volt Information Sciences, Inc.*	2,632	35,927
Washington Federal, Inc.	12,502	289,170
Watsco, Inc.	4,606	76,275
Watts Industries, Inc.—Class A	4,935	88,090
Waypoint Financial Corp.	5,922	106,833
Wellman, Inc.	5,922	66,326
Wet Seal, Inc.—Class A*	5,264	56,220
Whitney Holding Corp.	7,238	231,399
WMS Industries, Inc.*	5,593	87,194
Wolverine Tube, Inc.*	2,303	13,173
Wolverine World Wide, Inc.	7,238	139,404
Woodward Governor Co.	1,974	84,882
Zale Corp.*	5,922	236,879
Zenith National Insurance Corp.	3,290	93,765

TOTAL COMMON STOCKS		32,795,492

Federal Home Loan Bank (0.1%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$29,000	29,000

TOTAL FEDERAL HOME LOAN BANK		29,000

TOTAL INVESTMENTS (Cost $30,066,469)(a)—99.7%		32,824,492
Net other assets (liabilities)—0.3%		101,935

NET ASSETS—100.0%		$32,926,427

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini Russell 2000 Futures Contract expiring September 2003 (Underlying face amount at value $89,680)	2	$(1,608

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$3,052,989
Unrealized depreciation	(294,966)

Net unrealized appreciation/depreciation	$2,758,023

The ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Aerospace/Defense	1.7%
Agricultural Production—Crops	0.2%
Airlines	1.2%
Apparel	2.2%
Auto Parts & Equipment	0.6%
Banks	4.8%
Biotechnology	0.4%
Building Materials	1.1%
Chemicals	1.6%
Coal	0.6%
Commercial Services	4.1%
Computers	1.6%
Distribution/Wholesale	1.6%
Diversified Financial Services	2.1%
Electric	2.4%
Electrical Components & Equipment	1.0%
Electronics	4.3%
Engineering & Construction	1.0%
Entertainment	0.1%
Environmental Control	0.3%
Food	2.7%
Forest Products & Paper	1.1%
Gas	2.9%
Hand/Machine Tools	0.4%
Healthcare—Products	2.6%
Healthcare—Services	2.2%
Home Builders	2.0%
Home Furnishings	0.3%
Household Products/Wares	0.7%
Housewares	0.2%
Insurance	3.5%
Iron/Steel	1.1%
Leisure Time	1.1%
Lodging	0.7%
Machinery & Equipment	0.3%
Machinery—Diversified	2.5%
Manufacturing	3.3%
Media	0.4%
Medical—Biomedical/Genetic	0.1%
Metal Fabricate/Hardware	2.6%
Mining	0.3%
Office/Business Equipment	0.7%
Oil & Gas	5.1%
Oil & Gas Services	0.8%
Packaging & Containers	0.2%
Pharmaceuticals	1.0%
Real Estate Investment Trust	1.6%
Retail	10.2%
Savings & Loans	4.2%
Semiconductors	3.0%
Software	2.4%
Storage/Warehousing	0.1%
Telecommunications	3.2%
Textiles	0.4%
Toys/Games/Hobbies	0.5%
Transportation	2.1%
Water	0.2%
Other	0.4%

See accompanying notes to the financial statements.

40

PROFUNDS VP

ProFund VP Small-Cap Value

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $30,066,469)	$32,824,492
Cash	576
Segregated cash balances with brokers for futures contracts	5,730
Dividends and interest receivable	21,441
Receivable for investments sold	1,991,882
Prepaid expenses	222

Total Assets	34,844,343

Liabilities:
Payable for capital shares redeemed	1,854,197
Variation margin on futures contracts	20
Advisory fees payable	13,669
Management services fees payable	2,734
Administration fees payable	1,140
Administrative services fees payable	11,964
Distribution fees payable	5,982
Other accrued expenses	28,210

Total Liabilities	1,917,916

Net Assets	$32,926,427

Net Assets consist of:
Capital	$34,382,805
Accumulated net investment income/(loss)	(58,235)
Accumulated net realized gains (losses) on investments and futures contracts	(4,154,558)
Net unrealized appreciation/depreciation on investments and futures contracts	2,756,415

Net Assets	$32,926,427

Shares of Beneficial Interest Outstanding	1,391,909

Net Asset Value (offering and redemption price per share)	$23.66

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$91,395
Interest	467

Total Investment Income	91,862

Expenses:
Advisory fees	57,662
Management services fees	11,532
Administration fees	5,971
Administrative services fees	38,479
Distribution fees	19,221
Custody fees	28,893
Fund accounting fees	8,704
Transfer agent fees	6,717
Other fees	8,247

Total Gross Expenses before reductions	185,426
Less Expenses reduced by the Advisor	(33,601)

Total Net Expenses	151,825

Net Investment Income/(Loss)	(59,963)

Realized and Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) on investments	375,209
Net realized gains (losses) on futures contracts	12,927
Change in net unrealized appreciation (depreciation) on investments and futures contracts	1,849,984

Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	2,238,120

Change in Net Assets Resulting from Operations	$2,178,157

See accompanying notes to the financial statements.

41

PROFUNDS VP

ProFund VP Small-Cap Value

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002

From Investment Activities:
Operations:
Net investment income/(loss)	$(59,963)	$(45,693)
Net realized gains (losses) on investments and futures contracts	388,136	(4,543,063)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	1,849,984	906,431

Change in net assets resulting from operations	2,178,157	(3,682,325)

Capital Transactions:
Proceeds from shares issued	147,665,763	172,701,131
Cost of shares redeemed	(146,082,927)	(139,853,372)

Change in net assets resulting from capital transactions	1,582,836	32,847,759

Change in net assets	3,760,993	29,165,434
Net Assets:
Beginning of period	29,165,434	—

End of period	$32,926,427	$29,165,434

Share Transactions:
Issued	6,833,627	7,334,952
Redeemed	(6,797,405)	(5,979,265)

Change in shares	36,222	1,355,687

(a)	Commencement of operations

See accompanying notes to the financial statements.

42

PROFUNDS VP

ProFund VP Small-Cap Value

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$21.51		$30.00

Investment Activities:
Net investment income/(loss)	(0.08	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments and futures contracts	2.23		(8.40)

Total income/(loss) from investment activities	2.15		(8.49)

Net Asset Value, End of Period	$23.66		$21.51

Total Return	10.00	%(c)	(28.30	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$32,926,427		$29,165,434
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	(0.78	)%(d)	(0.61	)%(d)
Ratio of gross expenses to average net assets	2.41	%(d)	2.45	%(d)
Portfolio turnover(e)	927%		1,253%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

43

PROFUNDS VP ProFund VP Small-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.9%)

	Shares	Value
Accredo Health, Inc.*	14,652	$319,414
Actel Corp.*	7,326	150,183
Administaff, Inc.*	8,658	89,177
Advanced Energy Industries, Inc.*	9,990	142,358
Advanced Medical Optics, Inc.*	8,658	147,619
ADVO, Inc.*	5,994	266,134
AFC Enterprises, Inc.*	8,658	140,606
Alliant Techsystems, Inc.*	11,988	622,297
American Healthways, Inc.*	4,662	168,391
American Italian Pasta Co.*	5,328	221,911
American Medical Systems Holdings, Inc.*	9,990	168,531
AMERIGROUP Corp.*	6,660	247,752
AmSurg Corp.*	6,660	203,130
ANSYS, Inc.*	4,662	144,988
Arbitron, Inc.*	9,324	332,867
Arctic Cat, Inc.	6,660	127,606
Argosy Gaming Co.*	9,324	194,965
ArthroCare Corp.*	6,660	111,622
ATMI, Inc.*	9,324	232,820
Avid Technology, Inc.*	8,658	303,636
Baldor Electric Co.	10,656	219,514
BARRA, Inc.*	5,994	213,986
BEI Technologies, Inc.	4,662	55,944
Biosite Diagnostics, Inc.*	4,662	224,242
Boston Communications Group, Inc.*	5,328	91,269
Boston Private Financial Holdings, Inc.	7,326	154,432
Brady Corp.—Class A	7,326	244,322
Cabot Oil & Gas Corp.	9,990	275,824
CACI International, Inc.—Class A*	8,658	296,969
Cal Dive International, Inc.*	11,322	246,819
Capital Automotive Real Estate Investment Trust	9,324	260,979
CARBO Ceramics, Inc.	4,662	173,660
Carreker Corp.*	7,326	33,553
CEC Entertainment, Inc.*	8,658	319,740
Centene Corp.*	3,330	129,537
Cephalon, Inc.*	17,316	712,727
Champion Enterprises, Inc.*	17,316	89,697
Christopher & Banks Corp.*	7,992	295,624
Clarcor, Inc.	7,992	308,092
Coca-Cola Bottling Co.	2,664	145,454
Cognex Corp.*	13,320	297,702
Cohu, Inc.	6,660	103,896
Coinstar, Inc.*	6,660	125,608
Community First Bankshares, Inc.	11,988	327,272
Concord Communications, Inc.*	5,328	73,153
Cooper Cos., Inc.	9,324	324,195
Cost Plus, Inc.*	6,660	237,496
CPI Corp.	2,664	47,020
Cryolife, Inc.*	5,994	62,038
Cubic Corp.	7,992	177,582
Cullen/Frost Bankers, Inc.	15,984	513,085
Cuno, Inc.*	5,328	192,447
Cymer, Inc.*	10,656	341,098
Delta & Pine Land Co.	11,988	263,496
Dendrite International, Inc.*	12,654	162,984
Diagnostic Products Corp.	8,658	355,411
Dime Community Bancshares, Inc.	7,992	203,396
Dionex Corp.*	6,660	264,735
DSP Group, Inc.*	8,658	186,407

Common Stocks, continued

	Shares	Value
East-West Bancorp, Inc.	7,326	$264,762
ElkCorp	5,994	134,865
Engineered Support Systems, Inc.	4,662	195,105
Enzo Biochem, Inc.*	9,071	195,203
Essex Property Trust, Inc.	6,660	381,285
Ethan Allen Interiors, Inc.	11,988	421,498
Evergreen Resources, Inc.*	5,994	325,535
FactSet Research Systems, Inc.	10,656	469,397
Filenet Corp.*	11,322	204,249
First BanCorp.	12,654	347,352
First Midwest Bancorp, Inc.	14,652	422,124
Flagstar Bancorp, Inc.	17,982	439,660
FLIR Systems, Inc.*	10,656	321,277
Florida Rock Industries, Inc.	8,658	357,402
Forward Air Corp.*	6,660	168,964
Fossil, Inc.*	14,652	345,201
Fred’s, Inc.	7,992	297,143
Frontier Oil Corp.	7,992	121,478
GBC Bancorp	3,330	127,872
Georgia Gulf Corp.	9,990	197,802
Global Payments, Inc.	11,322	401,930
Graco, Inc.	13,986	447,552
Gymboree Corp.*	9,324	156,457
Hancock Fabrics, Inc.	5,994	96,803
Harland (John H.) Co.	8,658	226,493
Harman International Industries, Inc.	9,990	790,609
Harmonic, Inc.*	18,648	75,897
Heartland Express, Inc.*	15,318	340,825
Helix Technology Corp.	7,992	105,734
Hilb, Rogal & Hamilton Co.	10,656	362,730
Hot Topic, Inc.*	9,324	250,909
Hudson United Bancorp	13,986	477,622
Hydril Co.*	7,326	199,634
Hyperion Solutions Corp.*	10,656	359,746
ICU Medical, Inc.*	4,662	145,221
IDEX Corp.	9,990	362,038
IDEXX Laboratories, Inc.*	10,656	358,894
INAMED Corp.*	6,660	357,575
Integra LifeSciences Holdings*	8,658	228,398
Inter-Tel, Inc.	7,326	155,458
Itron, Inc.*	5,994	129,231
ITT Educational Services, Inc.*	13,986	409,091
J. Jill Group, Inc.*	5,994	100,939
K-Swiss, Inc.—Class A	5,328	183,923
Kaydon Corp.	9,324	193,939
Keithley Instruments, Inc.	4,662	67,366
Knight Transportation, Inc.*	11,322	281,918
Kopin Corp.*	21,312	130,429
Kronos, Inc.*	5,994	304,555
Kulicke & Soffa Industries, Inc.*	15,318	97,882
La-Z-Boy, Inc.	17,316	387,532
Labor Ready, Inc.*	12,654	90,729
Landstar System, Inc.*	4,662	293,007
Libbey, Inc.	3,996	90,709
Lindsay Manufacturing Co.	3,330	77,323
Lone Star Technologies, Inc.*	8,658	183,376
Macdermid, Inc.	9,990	262,737
Manhattan Associates, Inc.*	8,658	224,848
Maverick Tube Corp.*	12,654	242,324
Medicis Pharmaceutical Corp.	7,992	453,146

See accompanying notes to the financial statements.

44

PROFUNDS VP ProFund VP Small-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
MemberWorks, Inc.*	3,996	$78,921
Mentor Corp.	14,652	283,956
Mercury Computer Systems, Inc.*	6,660	120,946
MGI Pharma, Inc.*	7,992	204,835
Micros Systems, Inc.*	5,328	175,717
Microsemi Corp.*	9,324	149,184
Mid Atlantic Medical Services, Inc.*	14,652	766,300
Movie Gallery, Inc.*	9,990	184,316
NBTY, Inc.*	20,646	434,805
NDCHealth Corp.	10,656	195,538
Netegrity, Inc.*	10,656	62,231
New Century Financial Corp.	7,326	319,780
New England Business Services, Inc.	3,996	119,880
New Jersey Resources Corp.	8,658	307,359
Northwestern Corp.	11,322	22,644
Noven Pharmaceuticals, Inc.*	7,326	75,018
NVR, Inc.*	1,998	821,177
O’Reilly Automotive, Inc.*	16,650	555,943
Oceaneering International, Inc.*	7,992	204,196
OshKosh B’Gosh, Inc.—Class A	3,996	107,892
Oshkosh Truck Corp.	5,328	316,057
Osteotech, Inc.*	5,328	72,408
Owens & Minor, Inc.	10,656	238,162
P.F. Chang’s China Bistro, Inc.*	7,992	393,285
Pacific Sunwear of California, Inc.*	15,318	369,011
Panera Bread Co.*	9,324	372,959
Papa John’s International, Inc.*	5,994	168,132
Patina Oil & Gas Corp.	10,655	342,559
PC-Tel, Inc.*	5,994	71,089
Performance Food Group Co.*	13,986	517,482
Pharmaceutical Product Development, Inc.*	17,316	497,488
Photon Dynamics, Inc.*	4,662	128,811
Piedmont Natural Gas Co., Inc.	9,990	387,712
Pinnacle Systems, Inc.*	19,314	206,660
Plains Resources, Inc.*	7,326	103,663
Planar Systems, Inc.*	4,662	91,189
Polaris Industries, Inc.	7,326	449,816
PolyMedica Corp.	3,996	182,977
Possis Medical, Inc.*	5,328	73,100
Power Integrations, Inc.*	8,658	210,563
Prima Energy Corp.*	3,996	83,436
Priority Healthcare Corp.—Class B*	13,320	247,086
Progress Software Corp.*	10,656	220,899
Quaker Chemical Corp.	2,664	66,733
Quiksilver, Inc.*	16,650	274,558
Rainbow Technologies, Inc.*	7,992	67,213
Regeneron Pharmaceuticals, Inc.*	14,652	230,768
Regis Corp.	13,320	386,945
Remington Oil & Gas Corp.*	7,992	146,893
Renal Care Group, Inc.*	15,318	539,347
Republic Bancorp, Inc.	17,982	241,318
ResMed, Inc.*	9,990	391,608
Respironics, Inc.*	10,656	399,813
Rogers Corp.*	4,662	155,245
Roper Industries, Inc.	9,990	371,628
Ryland Group, Inc.	7,992	554,645
SCP Pool Corp.*	7,326	252,014
SERENA Software, Inc.*	12,654	264,216
Shuffle Master, Inc.*	5,328	156,590

Common Stocks, continued

	Shares	Value
Shurgard Storage Centers, Inc.—Class A	11,322	$374,532
Sierra Health Services, Inc.*	8,658	173,160
Simpson Manufacturing Co., Inc.*	7,326	268,132
Sonic Corp.*	11,988	304,855
Southwest Bancorporation of Texas, Inc.*	10,656	346,427
St. Mary Land & Exploration Co.	8,658	236,363
StarTek, Inc.*	4,662	122,611
Sterling Bancshares, Inc.	13,320	174,226
Supertex, Inc.*	3,996	73,407
SurModics, Inc.*	5,328	162,504
Sybron Dental Special, Inc.*	11,988	282,917
Take-Two Interactive Software, Inc.*	12,654	358,614
Techne Corp.*	12,654	383,922
Teledyne Technologies, Inc.*	9,990	130,869
Tetra Tech, Inc.*	16,650	285,215
TETRA Technologies, Inc.*	4,662	138,228
The Scotts Company—Class A*	9,324	461,539
The Steak n Shake Co.*	8,658	132,035
Thor Industries, Inc.	8,658	353,420
Too, Inc.*	10,656	215,784
Toro Co.	7,992	317,682
Tractor Supply Co.*	5,328	254,412
Trimble Navigation, Ltd.*	9,990	229,071
TrustCo Bank Corp. NY	23,310	258,275
UCBH Holdings, Inc.	13,320	382,018
UGI Corp.	12,653	401,100
Ultratech Stepper, Inc.*	7,326	135,458
Unit Corp.*	13,320	278,521
United Bankshares, Inc.	13,320	381,618
United Natural Foods, Inc.*	5,994	168,671
Urban Outfitters, Inc.*	5,994	215,185
Varian Semiconductor Equipment Associates, Inc.*	10,656	317,122
Verity, Inc.*	11,322	143,336
W-H Energy Services, Inc.*	8,658	168,658
Wabash National Corp.*	7,992	112,128
Waste Connections, Inc.*	8,658	303,462
Watson Wyatt & Co. Holdings*	9,990	231,568
WD-40 Co.	5,328	152,114
Websense, Inc.*	6,660	104,296
Winnebago Industries, Inc.	5,994	227,173
Wintrust Financial Corp.	5,328	157,709
X-Rite, Inc.	5,994	59,401
Yellow Corp.*	9,324	215,851
Zebra Technologies Corp.*	9,990	751,148

TOTAL COMMON STOCKS		55,310,568

Federal Home Loan Bank (0.1%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$82,000	81,999

TOTAL FEDERAL HOME LOAN BANK		81,999

TOTAL INVESTMENTS (Cost $47,887,435)(a)—100.0%		55,392,567
Net other assets (liabilities)—0.0%		15,535

NET ASSETS—100.0%		$55,408,102

See accompanying notes to the financial statements.

45

PROFUNDS VP ProFund VP Small-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini Russell 2000 Futures Contract expiring September 2003 (Underlying face amount at value $89,680)	2	$(1,608)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$7,815,486
Unrealized depreciation	(310,354)

Net unrealized appreciation/depreciation	$7,505,132

The ProFund VP Small-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.5%
Aerospace/Defense	1.7%
Agricultural Production—Crops	0.5%
Apparel	1.3%
Auto Manufactures	0.8%
Banks	8.2%
Beverages	0.3%
Biotechnology	0.9%
Building Materials	1.3%
Chemicals	1.0%
Commercial Services	3.7%
Computers	3.1%
Distribution/Wholesale	0.9%
Diversified Financial Services	0.6%
Electrical Components & Equipment	0.3%
Electrical Components—Miscellaneous	0.3%
Electronics	3.8%
Entertainment	0.6%
Environmental Control	1.1%
Food	1.6%
Gas	2.0%
Hand/Machine Tools	0.4%
Healthcare—Products	7.6%
Healthcare—Services	4.3%
Home Builders	3.1%
Home Furnishings	2.9%
Household Products/Wares	2.4%
Housewares	0.7%
Insurance	0.7%
Internet	0.7%
Leisure Time	1.7%
Machinery—Diversified	3.5%
Manufacturing	1.6%
Medical—Biomedical/Genetic	0.4%
Metal Fabricate/Hardware	0.8%
Oil & Gas	3.3%
Oil & Gas Services	2.4%
Pharmaceuticals	4.4%
Pipelines	0.2%
Real Estate Investment Trust	1.8%
Retail	9.5%
Savings & Loans	1.2%
Semiconductors	3.4%
Software	5.8%
Telecommunications	0.3%
Transportation	2.3%
Other	0.1%

See accompanying notes to the financial statements.

46

PROFUNDS VP

ProFund VP Small-Cap Growth

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $47,887,435)	$55,392,567
Cash	1,056
Segregated cash balances with brokers for futures contracts	5,730
Dividends and interest receivable	25,165
Receivable for capital shares issued	2,152,621
Prepaid expenses	802

Total Assets	57,577,941

Liabilities:
Payable for investments purchased	2,076,551
Variation margin on futures contracts	20
Advisory fees payable	25,750
Management services fees payable	5,150
Administration fees payable	1,866
Administrative services fees payable	19,570
Distribution fees payable	9,785
Other accrued expenses	31,147

Total Liabilities	2,169,839

Net Assets	$55,408,102

Net Assets consist of:
Capital	$53,022,587
Accumulated net investment income/(loss)	(238,900)
Accumulated net realized gains (losses) on investments and futures contracts	(4,879,109)
Net unrealized appreciation/depreciation on investments and futures contracts	7,503,524

Net Assets	$55,408,102

Shares of Beneficial Interest Outstanding	2,127,118

Net Asset Value (offering and redemption price per share)	$26.05

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$97,981
Interest	714

Total Investment Income	98,695

Expenses:
Advisory fees	128,079
Management services fees	25,616
Administration fees	10,698
Administrative services fees	85,472
Distribution fees	42,693
Custody fees	22,468
Fund accounting fees	15,387
Transfer agent fees	12,999
Other fees	14,872

Total Gross Expenses before reductions	358,284
Less Expenses reduced by the Advisor	(20,689)

Total Net Expenses	337,595

Net Investment Income/(Loss)	(238,900)

Realized and Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) on investments	1,379,915
Net realized gains (losses) on futures contracts	12,927
Change in net unrealized appreciation (depreciation) on investments and futures contracts	6,077,236

Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	7,470,078

Change in Net Assets Resulting from Operations	$7,231,178

See accompanying notes to the financial statements.

47

PROFUNDS VP

ProFund VP Small-Cap Growth

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(238,900)	$(130,701)
Net realized gains (losses) on investments and futures contracts	1,392,842	(6,271,951)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	6,077,236	1,426,288

Change in net assets resulting from operations	7,231,178	(4,976,364)

Capital Transactions:
Proceeds from shares issued	176,490,222	201,302,155
Cost of shares redeemed	(152,280,929)	(172,358,160)

Change in net assets resulting from capital transactions	24,209,293	28,943,995

Change in net assets	31,440,471	23,967,631
Net Assets:
Beginning of period	23,967,631	—

End of period	$55,408,102	$23,967,631

Share Transactions:
Issued	7,565,210	8,478,539
Redeemed	(6,464,997)	(7,451,634)

Change in shares	1,100,213	1,026,905

(a)	Commencement of operations

See accompanying notes to the financial statements.

48

PROFUNDS VP

ProFund VP Small-Cap Growth

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$23.34		$30.00

Investment Activities:
Net investment income/(loss)	(0.17	)(b)	(0.21	)(b)
Net realized and unrealized gains (losses) on investments and futures contracts	2.88		(6.45)

Total income/(loss) from investment activities	2.71		(6.66)

Net Asset Value, End of Period	$26.05		$23.34

Total Return	11.61	%(c)	(22.20	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$55,408,102		$23,967,631
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	(1.40	)%(d)	(1.34	)%(d)
Ratio of gross expenses to average net assets	2.10	%(d)	2.20	%(d)
Portfolio turnover(e)	489%		1,260%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

49

PROFUNDS VP ProFund VP Asia 30 (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (94.9%)

	Shares	Value
AsiaInfo Holdings, Inc.*	27,412	$224,778
BHP Billiton, Ltd.—ADR	25,721	298,106
Chartered Semiconductor Manufacturing, Ltd.—ADR*	33,464	172,340
China Mobile (Hong Kong), Ltd.— ADR	58,829	692,418
chinadotcom Corp.—Class A*	26,255	220,542
CNOOC, Ltd.—ADR	9,345	277,547
Dr. Reddy’s Laboratories, Ltd.—ADR	7,298	170,116
Flextronics International, Ltd.*	20,114	208,984
Huaneng Power International, Inc.—ADR	6,230	290,318
Infosys Technologies, Ltd.—ADR	4,450	238,742
Kookmin Bank—ADR	8,010	242,303
Korea Electric Power (KEPCO) Corp.—ADR	27,679	246,620
KT Corp.—ADR	12,727	250,849
Nam Tai Electronics, Inc.	4,272	181,133
National Australia Bank, Ltd.—ADR	3,738	419,590
Netease.com, Inc.—ADR*	5,874	214,166
PetroChina Company, Ltd.—ADR	25,543	771,398
POSCO—ADR	9,968	261,062
PT Telekomunikasi Indonesia—ADR	18,779	210,325
Rediff.com India Ltd.—ADR*	28,213	150,940
Satyam Computer Services, Ltd.— ADR	17,355	172,335
SINA Corp.*	12,727	258,740
SK Telecom Co., Ltd.—ADR	16,821	317,244
Sohu.com, Inc.*	8,188	279,703
Taiwan Semiconductor Manufacturing Co., Ltd.—ADR*	57,583	580,436
Telecom Corporation of New Zealand, Ltd.—ADR	6,764	164,771
The News Corporation, Ltd.—ADR	14,240	431,045
Tommy Hilfiger Corp.*	16,287	150,492
United Microelectronics Corp.—ADR*	72,891	273,341
Wipro, Ltd.—ADR	8,455	194,888

TOTAL COMMON STOCKS		8,565,272

Federal Home Loan Bank (0.8%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$71,000	70,999

TOTAL FEDERAL HOME LOAN BANK		70,999

TOTAL INVESTMENTS (Cost $6,457,008)(a)—95.7%		8,636,271
Net other assets (liabilities)—4.3%		385,460

NET ASSETS—100.0%		$9,021,731

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $486,500)	2	$241

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$2,179,280
Unrealized depreciation	(17)

Net unrealized appreciation/depreciation	$2,179,263

ADR	American Depositary Receipt

The ProFund VP Asia 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Apparel	1.7%
Banks	7.3%
Electric	6.0%
Electronics	4.3%
Internet	15.0%
Iron/Steel	2.9%
Media	4.8%
Mining	3.3%
Oil & Gas	11.6%
Pharmaceuticals	1.9%
Semiconductors	11.4%
Software	6.7%
Telecommunications	18.0%
Other	5.1%

The ProFund VP Asia 30 invested, as a percentage of net assets, in the following countries, as of June 30, 2003:

Australia	12.7%
China	22.6%
Hong Kong	16.9%
India	10.3%
Indonesia	2.3%
New Zealand	1.8%
Singapore	4.2%
South Korea	14.6%
Taiwan	9.5%
United States	5.1%

See accompanying notes to the financial statements.

50

PROFUNDS VP

ProFund VP Asia 30

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $6,457,008)	$8,636,271
Segregated cash balances with brokers for futures contracts	391
Dividends and interest receivable	32,958
Receivable for capital shares issued	405,376
Variation margin on futures contracts	241
Prepaid expenses	189

Total Assets	9,075,426

Liabilities:
Cash overdraft	22,711
Advisory fees payable	9,685
Management services fees payable	1,937
Administration fees payable	650
Administrative services fees payable	6,804
Distribution fees payable	3,402
Other accrued expenses	8,506

Total Liabilities	53,695

Net Assets	$9,021,731

Net Assets consist of:
Capital	$8,544,750
Accumulated net investment income/(loss)	81,254
Accumulated net realized gains (losses) on investments	(1,783,777)
Net unrealized appreciation/depreciation on investments and futures contracts	2,179,504

Net Assets	$9,021,731

Shares of Beneficial Interest Outstanding	321,671

Net Asset Value (offering and redemption price per share)	$28.05

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$147,281
Interest	63

Total Investment Income	147,344

Expenses:
Advisory fees	31,769
Management services fees	6,354
Administration fees	2,348
Administrative services fees	21,203
Distribution fees	10,590
Custody fees	4,879
Fund accounting fees	3,894
Transfer agent fees	3,828
Other fees	3,656

Total Gross Expenses before reductions	88,521
Less Expenses reduced by the Advisor	(4,861)

Total Net Expenses	83,660

Net Investment Income/(Loss)	63,684

Realized and Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) on investments	715,215
Change in net unrealized appreciation (depreciation) on investments and futures contracts	1,947,906

Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	2,663,121

Change in Net Assets Resulting from Operations	$2,726,805

See accompanying notes to the financial statements.

51

PROFUNDS VP

ProFund VP Asia 30

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$63,684	$14,812
Net realized gains (losses) on investments and futures contracts	715,215	(2,498,992)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	1,947,906	231,598

Change in net assets resulting from operations	2,726,805	(2,252,582)

Capital Transactions:
Proceeds from shares issued	57,203,647	99,316,219
Cost of shares redeemed	(69,484,915)	(78,487,443)

Change in net assets resulting from capital transactions	(12,281,268)	20,828,776

Change in net assets	(9,554,463)	18,576,194
Net Assets:
Beginning of period	18,576,194	—

End of period	$9,021,731	$18,576,194

Share Transactions:
Issued	2,435,993	4,097,524
Redeemed	(2,904,553)	(3,307,293)

Change in shares	(468,560)	790,231

(a)	Commencement of operations

See accompanying notes to the financial statements.

52

PROFUNDS VP

ProFund VP Asia 30

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$23.51		$30.00

Investment Activities:
Net investment income/(loss)	0.18	(b)	0.06	(b)
Net realized and unrealized gains (losses) on investments and futures contracts	4.36		(6.55)

Total income/(loss) from investment activities	4.54		(6.49)

Net Asset Value, End of Period	$28.05		$23.51

Total Return	19.31	%(c)	(21.63	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$9,021,731		$18,576,194
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	1.50	%(d)	0.35	%(d)
Ratio of gross expenses to average net assets	2.09	%(d)	2.03	%(d)
Portfolio turnover(e)	541%		1,321%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

53

PROFUNDS VP ProFund VP Europe 30 (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.6%)

	Shares	Value
Alcatel SA—ADR*	162,448	$1,453,910
Alcon, Inc.	32,032	1,463,862
ASM Lithography Holding NV*	136,136	1,301,460
AstraZeneca PLC—ADR	67,496	2,751,812
Aventis SA—ADR	40,040	2,190,188
BP Amoco PLC—ADR	116,688	4,903,231
Business Objects SA—ADR*	51,480	1,129,986
DaimlerChrysler AG	57,200	1,985,984
Diageo PLC—ADR	42,328	1,852,273
Elan Corp., PLC—ADR*	294,008	1,658,205
Ericsson (LM) Telephone Co.—ADR*	156,728	1,666,019
GlaxoSmithKline PLC—ADR	98,384	3,988,487
Gucci Group NV	13,728	1,345,344
HSBC Holdings PLC—ADR	48,048	2,840,118
Koninklijke (Royal) Philips Electronics NV—ADR	88,088	1,683,362
Nokia OYJ—ADR	176,176	2,894,572
Novartis AG—ADR	84,656	3,370,155
Royal Dutch Petroleum Co.—ADR	75,504	3,519,996
Ryanair Holdings PLC—ADR*	30,888	1,386,871
SAP AG—ADR	70,928	2,072,516
Shell Transport & Trading Co.—ADR	68,640	2,735,304
Shire Pharmaceuticals Group PLC—ADR*	53,768	1,059,230
Siemens AG—ADR	42,328	2,067,723
STMicroelectronics NV—ADR	75,504	1,569,728
Total Fina SA—ADR	49,192	3,728,754
UBS AG	50,336	2,788,614
Unilever NV—ADR	29,744	1,606,176
Vivendi Universal SA—ADR	90,376	1,666,533
Vodafone Group PLC—ADR	217,360	4,271,123
Willis Group Holdings, Ltd.	38,896	1,196,052

TOTAL COMMON STOCKS		68,147,588

Federal Home Loan Bank (0.6%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$439,000	438,994

TOTAL FEDERAL HOME LOAN BANK		438,994

TOTAL INVESTMENTS (Cost $64,540,626)(a)—100.2%		68,586,582
Net other assets (liabilities)—(0.2)%		(126,457)

NET ASSETS—100.0%		$68,460,125

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $486,500)	2	$(13,934)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$5,549,269
Unrealized depreciation	(1,503,313)

Net unrealized appreciation/depreciation	$4,045,956

ADR	American Depositary Receipt

The ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Airlines	2.0%
Apparel	2.0%
Auto Manufacturers	2.9%
Banks	8.2%
Beverages	2.7%
Electronics	2.5%
Food	2.3%
Healthcare	2.4%
Healthcare—Products	2.1%
Insurance	1.7%
Media	2.4%
Manufacturing	3.0%
Oil & Gas	21.8%
Pharmaceuticals	19.6%
Semiconductors	4.2%
Software	4.7%
Telecommunications	15.1%
Other	0.4%

The ProFund VP Europe 30 invested, as a percentage of net assets, in the following countries, as of June 30, 2003:

Finland	4.2%
France	14.8%
Germany	9.0%
Ireland	4.6%
Netherlands	13.8%
Sweden	2.4%
Switzerland	13.4%
United Kingdom	37.4%
United States	0.4%

See accompanying notes to the financial statements.

54

PROFUNDS VP

ProFund VP Europe 30

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $64,540,626)	$68,586,582
Cash	538
Segregated cash balances with brokers for futures contracts	35,625
Dividends and interest receivable	59,709
Receivable for capital shares issued	76,671
Prepaid expenses	844

Total Assets	68,759,969

Liabilities:
Payable for capital shares redeemed	169,844
Variation margin on futures contracts	600
Advisory fees payable	38,425
Management services fees payable	7,685
Administration fees payable	2,439
Administrative services fees payable	28,520
Distribution fees payable	18,048
Other accrued expenses	34,283

Total Liabilities	299,844

Net Assets	$68,460,125

Net Assets consist of:
Capital	$121,805,708
Accumulated net investment income/(loss)	604,419
Accumulated net realized gains (losses) on investments and futures contracts	(57,982,024)
Net unrealized appreciation/depreciation on investments and futures contracts	4,032,022

Net Assets	$68,460,125

Shares of Beneficial Interest Outstanding	3,461,453

Net Asset Value (offering and redemption price per share)	$19.78

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$916,205
Interest	24,298

Total Investment Income	940,503

Expenses:
Advisory fees	177,054
Management services fees	35,411
Administration fees	14,214
Administrative services fees	101,858
Distribution fees	59,018
Custody fees	14,981
Fund accounting fees	21,038
Transfer agent fees	18,471
Other fees	25,059

Total Gross Expenses before reductions	467,104
Less Expenses reduced by the Advisor	(898)

Total Net Expenses	466,206

Net Investment Income/(Loss)	474,297

Realized and Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) on investments	390,823
Net realized gains (losses) on futures contracts	671,812
Change in net unrealized appreciation (depreciation) on investments and futures contracts	1,499,188

Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	2,561,823

Change in Net Assets Resulting from Operations	$3,036,120

See accompanying notes to the financial statements.

55

PROFUNDS VP

ProFund VP Europe 30

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the year ended December 31, 2002

	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$474,297	$130,122
Net realized gains (losses) on investments and futures contracts	1,062,635	(11,575,321)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	1,499,188	(1,797,172)

Change in net assets resulting from operations	3,036,120	(13,242,371)

Capital Transactions:
Proceeds from shares issued	195,177,179	524,228,975
Cost of shares redeemed	(162,872,177)	(530,120,763)

Change in net assets resulting from capital transactions	32,305,002	(5,891,788)

Change in net assets	35,341,122	(19,134,159)
Net Assets:
Beginning of period	33,119,003	52,253,162

End of period	$68,460,125	$33,119,003

Share Transactions:
Issued	10,551,106	25,708,782
Redeemed	(8,928,616)	(26,023,929)

Change in shares	1,622,490	(315,147)

See accompanying notes to the financial statements.

56

PROFUNDS VP

ProFund VP Europe 30

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002	For the year ended December 31, 2001		For the year ended December 31, 2000	For the period October 18, 1999(a) through December 31, 1999
Net Asset Value, Beginning of Period	$18.01		$24.26	$31.98		$36.82	$30.00

Investment Activities:
Net investment income/(loss)	0.19	(b)	0.07 (b)	(0.04	)(b)	0.09 (b)	(0.04)
Net realized and unrealized gains (losses) on investments and futures contracts	1.58		(6.32)	(7.68)		(4.79)	6.86

Total income/(loss) from investment activities	1.77		(6.25)	(7.72)		(4.70)	6.82

Distributions to Shareholders From:
Net realized gains on investments and futures contracts	—		—	—		(0.14)	—

Net Asset Value, End of Period	$19.78		$18.01	$24.26		$31.98	$36.82

Total Return	9.83	%(c)	(25.76)%	(24.14)%		(12.75)%	22.73	%(c)
Ratios/Supplemental Data:
Net assets, end of period	$68,460,125		$33,119,003	$52,253,162		$25,003,610	$3,262,131
Ratio of net expenses to average net assets	1.97	%(d)	1.98%	1.89%		1.65%	1.78	%(d)
Ratio of net investment income/(loss) to average net assets	2.01	%(d)	0.33%	(0.14)%		0.26%	(1.00	)%(d)
Ratio of gross expenses to average net assets	1.98	%(d)	2.03%	1.89%		1.65%	2.39	%(d)
Portfolio turnover(e)	354%		1,280%	1,002%		1,434%	100%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

57

PROFUNDS VP ProFund VP Japan (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (16.3%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$1,686,000	$1,685,977

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		1,685,977

Federal Home Loan Bank (16.3%)
Federal Home Loan Bank, 0.51%, 07/01/03	1,686,000	1,685,977

TOTAL FEDERAL HOME LOAN BANK		1,685,977

Federal National Mortgage Association (16.3%)
Federal National Mortgage Association, 0.51%, 07/01/03	1,686,000	1,685,966

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		1,685,966

Repurchase Agreements (32.4%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $1,683,037 (Collateralized by a Federal Home Loan Bank Security)	1,683,000	1,683,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with maturity value of $1,686,026 (Collateralized by U.S. Treasury Notes)	1,686,000	1,686,000

TOTAL REPURCHASE AGREEMENTS		3,369,000

Options Purchased (19.8%)

	Contracts	Value
Nikkei 225 Futures Option expiring July 2003 @ $4,000	81	$2,053,350

TOTAL OPTIONS PURCHASED		2,053,350

TOTAL INVESTMENTS (Cost $10,371,365)(a)—101.1%		10,480,280
Net other assets (liabilities)—(1.1)%		(115,463)

NET ASSETS—100.0%		$10,364,817

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
Nikkei 225 Futures Contract expiring September 2003 (Underlying face amount at value $6,711,800)	148	$57,609

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$108,985
Unrealized depreciation	(70)

Net unrealized appreciation/depreciation	$108,915

See accompanying notes to the financial statements.

58

PROFUNDS VP

ProFund VP Japan

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $7,002,365)	$7,111,280
Repurchase agreements, at cost	3,369,000

Total Investments	10,480,280
Segregated cash balances with brokers for futures contracts	34,038
Interest receivable	63
Variation margin on futures contracts	15,403
Prepaid expenses	144

Total Assets	10,529,928

Liabilities:
Cash overdraft	33,084
Payable for capital shares redeemed	110,116
Advisory fees payable	6,627
Management services fees payable	1,325
Administration fees payable	444
Administrative services fees payable	4,654
Distribution fees payable	2,327
Other accrued expenses	6,534

Total Liabilities	165,111

Net Assets	$10,364,817

Net Assets consist of:
Capital	$13,625,223
Accumulated net investment income/(loss)	(41,921)
Accumulated net realized gains (losses) on investments and futures contracts	(3,385,009)
Net unrealized appreciation/depreciation on investments and futures contracts	166,524

Net Assets	$10,364,817

Shares of Beneficial Interest Outstanding	442,972

Net Asset Value (offering and redemption price per share)	$23.40

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$31,601

Expenses:
Advisory fees	28,029
Management services fees	5,606
Administration fees	2,289
Administrative services fees	18,687
Distribution fees	9,343
Custody fees	4,238
Fund accounting fees	3,494
Transfer agent fees	3,381
Other fees	2,989

Total Gross Expenses before reductions	78,056
Less Expenses reduced by the Advisor	(4,534)

Total Net Expenses	73,522

Net Investment Income/(Loss)	(41,921)

Realized and Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) on investments	(9,178,932)
Net realized gains (losses) on futures contracts	8,618,497
Change in net unrealized appreciation (depreciation) on investments and futures contracts	(103,541)

Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(663,976)

Change in Net Assets Resulting from Operations	$(705,897)

See accompanying notes to the financial statements.

59

PROFUNDS VP

ProFund VP Japan

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(41,921)	$(26,018)
Net realized gains (losses) on investments and futures contracts	(560,435)	(2,824,574)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	(103,541)	270,065

Change in net assets resulting from operations	(705,897)	(2,580,527)

Capital Transactions:
Proceeds from shares issued	75,998,011	58,296,745
Cost of shares redeemed	(67,999,658)	(52,643,857)

Change in net assets resulting from capital transactions	7,998,353	5,652,888

Change in net assets	7,292,456	3,072,361
Net Assets:
Beginning of period	3,072,361	—

End of period	$10,364,817	$3,072,361

Share Transactions:
Issued	3,440,114	2,326,315
Redeemed	(3,137,067)	(2,186,390)

Change in shares	303,047	139,925

(a)	Commencement of operations

See accompanying notes to the financial statements.

60

PROFUNDS VP

ProFund VP Japan

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$21.96		$30.00

Investment Activities:
Net investment income/(loss)	(0.12	)(b)	(0.14	)(b)
Net realized and unrealized gains (losses) on investments and futures contracts	1.56	(c)	(7.90)

Total income/(loss) from investment activities	1.44		(8.04)

Net Asset Value, End of Period	$23.40		$21.96

Total Return	6.56	%(d)	(26.80	)%(d)
Ratios/Supplemental Data:
Net assets, end of period	$10,364,817		$3,072,361
Ratio of net expenses to average net assets	1.97	%(e)	1.98	%(e)
Ratio of net investment income/(loss) to average net assets	(1.12	)%(e)	(0.85	)%(e)
Ratio of gross expenses to average net assets	2.09	%(e)	2.06	%(e)
Portfolio turnover(f)	—		—

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

61

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (81.2%)

	Shares	Value
3M Co.	1,386	$178,766
Abbott Laboratories	5,508	241,030
ACE, Ltd.	936	32,095
ADC Telecommunications, Inc.*	2,826	6,579
Adobe Systems, Inc.	810	25,977
Advanced Micro Devices, Inc.*	1,224	7,846
AES Corp.*	2,160	13,716
Aetna, Inc.	540	32,508
AFLAC, Inc.	1,818	55,904
Agilent Technologies, Inc.*	1,656	32,374
Air Products & Chemicals, Inc.	810	33,696
Alberto-Culver Co.—Class B	216	11,038
Albertson’s, Inc.	1,296	24,883
Alcoa, Inc.	2,988	76,194
Allegheny Energy, Inc.	450	3,803
Allegheny Technologies, Inc.	288	1,901
Allergan, Inc.	468	36,083
Allied Waste Industries, Inc.*	738	7,417
Allstate Corp.	2,484	88,555
Alltel Corp.	1,098	52,946
Altera Corp.*	1,350	22,140
Altria Group, Inc.	7,146	324,714
Ambac Financial Group, Inc.	378	25,043
Amerada Hess Corp.	324	15,934
Ameren Corp.	576	25,402
American Electric Power, Inc.	1,386	41,344
American Express Co.	4,572	191,155
American Greetings Corp.—Class A*	234	4,596
American International Group, Inc.	9,216	508,538
American Power Conversion Corp.*	702	10,944
American Standard Cos.*	252	18,630
AmerisourceBergen Corp.	396	27,463
Amgen, Inc.*	4,446	295,391
AmSouth Bancorp	1,242	27,125
Anadarko Petroleum Corp.	882	39,223
Analog Devices, Inc.*	1,296	45,127
Andrew Corp.*	342	3,146
Anheuser-Busch Cos., Inc.	2,952	150,700
Anthem, Inc.*	486	37,495
AOL-Time Warner, Inc.*	15,876	255,445
AON Corp.	1,098	26,440
Apache Corp.	576	37,475
Apartment Investment & Management Co.—Class A	324	11,210
Apollo Group, Inc.—Class A*	612	37,797
Apple Computer, Inc.*	1,296	24,780
Applera Corp.—Applied Biosystems Group	738	14,044
Applied Materials, Inc.*	5,850	92,781
Applied Micro Circuits Corp.*	1,080	6,534
Archer-Daniels-Midland Co.	2,268	29,189
Ashland, Inc.	234	7,179
AT&T Corp.	2,772	53,361
AT&T Wireless Services, Inc.*	9,576	78,619
Autodesk, Inc.	396	6,399
Automatic Data Processing, Inc.	2,106	71,309
AutoNation, Inc.*	990	15,563
AutoZone, Inc.*	324	24,614
Avaya, Inc.*	1,350	8,721
Avery Dennison Corp.	396	19,879
Avon Products, Inc.	828	51,502

Common Stocks, continued

	Shares	Value
Baker Hughes, Inc.	1,188	$39,881
Ball Corp.	198	9,011
Bank of America Corp.	5,292	418,226
Bank of New York Co., Inc.	2,718	78,143
Bank One Corp.	4,032	149,910
Bard (C.R.), Inc.	180	12,836
Bausch & Lomb, Inc.	180	6,750
Baxter International, Inc.	2,106	54,756
BB&T Corp.	1,656	56,801
Bear Stearns Cos., Inc.	342	24,768
Becton, Dickinson & Co.	900	34,965
Bed Bath & Beyond, Inc.*	1,044	40,518
BellSouth Corp.	6,516	173,521
Bemis Co., Inc.	180	8,424
Best Buy Co., Inc.*	1,134	49,805
Big Lots, Inc.*	414	6,227
Biogen, Inc.*	522	19,836
Biomet, Inc.	918	26,310
BJ Services Co.*	558	20,847
Black & Decker Corp.	270	11,731
Block H & R, Inc.	630	27,248
BMC Software, Inc.*	828	13,521
Boeing Co.	2,970	101,930
Boise Cascade Corp.	198	4,732
Boston Scientific Corp.*	1,440	87,984
Bristol-Myers Squibb Co.	6,840	185,706
Broadcom Corp.—Class A*	990	24,661
Brown-Forman Corp.	216	16,982
Brunswick Corp.	324	8,106
Burlington Northern Santa Fe Corp.	1,314	37,370
Burlington Resources, Inc.	702	37,957
Calpine Corp.*	1,350	8,910
Campbell Soup Co.	1,458	35,721
Capital One Financial Corp.	792	38,951
Cardinal Health, Inc.	1,584	101,851
Carnival Corp.	2,214	71,978
Caterpillar, Inc.	1,224	68,128
Cendant Corp.*	3,600	65,952
CenterPoint Energy, Inc.	1,080	8,802
Centex Corp.	216	16,802
CenturyTel, Inc.	504	17,564
Charter One Financial, Inc.	792	24,695
ChevronTexaco Corp.	3,780	272,916
Chiron Corp.*	666	29,118
Chubb Corp.	612	36,720
CIENA Corp.*	1,656	8,595
CIGNA Corp.	504	23,658
Cincinnati Financial Corp.	576	21,364
Cinergy Corp.	630	23,178
Cintas Corp.	594	21,051
Circuit City Stores, Inc.	738	6,494
Cisco Systems, Inc.*	24,786	413,678
Citigroup, Inc.	18,180	778,103
Citizens Communications Co.*	1,008	12,993
Citrix Systems, Inc.*	576	11,727
Clear Channel Communications, Inc.*	2,160	91,562
Clorox Co.	774	33,012
CMS Energy Corp.	504	4,082
Coca-Cola Co.	8,694	403,489
Coca-Cola Enterprises, Inc.	1,602	29,076

See accompanying notes to the financial statements.

62

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Colgate-Palmolive Co.	1,908	$110,569
Comcast Corp.—Special Class A*	7,938	239,569
Comerica, Inc.	612	28,458
Computer Associates International, Inc.	2,034	45,318
Computer Sciences Corp.*	666	25,388
Compuware Corp.*	1,332	7,686
Comverse Technology, Inc.*	666	10,010
ConAgra Foods, Inc.	1,890	44,604
Concord EFS, Inc.*	1,710	25,171
ConocoPhillips	2,394	131,191
Consolidated Edison, Inc.	792	34,278
Constellation Energy Group, Inc.	576	19,757
Convergys Corp.*	522	8,352
Cooper Industries, Ltd.—Class A	324	13,381
Cooper Tire & Rubber Co.	252	4,433
Coors (Adolph) Co.—Class B	126	6,171
Corning, Inc.*	4,464	32,989
Costco Wholesale Corp.*	1,602	58,633
Countrywide Credit Industries, Inc.	468	32,559
Crane Co.	216	4,888
CSX Corp.	756	22,748
Cummins, Inc.	144	5,168
CVS Corp.	1,386	38,850
Dana Corp.	522	6,034
Danaher Corp.	540	36,747
Darden Restaurants, Inc.	594	11,274
Deere & Co.	846	38,663
Dell Computer Corp.*	9,072	289,941
Delphi Automotive Systems Corp.	1,980	17,087
Delta Air Lines, Inc.	432	6,342
Deluxe Corp.	198	8,870
Devon Energy Corp.	810	43,254
Dillard’s, Inc.—Class A	306	4,122
Dollar General Corp.	1,170	21,364
Dominion Resources, Inc.	1,098	70,568
Donnelley (R.R.) & Sons Co.	396	10,351
Dover Corp.	720	21,571
Dow Chemical Co.	3,240	100,310
Dow Jones & Co., Inc.	288	12,393
DTE Energy Co.	594	22,952
Du Pont (E.I.) de Nemours	3,510	146,156
Duke Energy Corp.	3,186	63,561
Dynegy, Inc.—Class A	1,314	5,519
Eastman Chemical Co.	270	8,551
Eastman Kodak Co.	1,008	27,569
Eaton Corp.	270	21,225
eBay, Inc.*	1,116	116,265
Ecolab, Inc.	936	23,962
Edison International*	1,152	18,927
El Paso Corp.	2,124	17,162
Electronic Arts, Inc.*	522	38,623
Electronic Data Systems Corp.	1,692	36,293
Eli Lilly & Co.	3,960	273,121
EMC Corp.*	7,722	80,849
Emerson Electric Co.	1,494	76,344
Engelhard Corp.	450	11,147
Entergy Corp.	792	41,802
EOG Resources, Inc.	396	16,569
Equifax, Inc.	504	13,104
Equity Office Properties Trust	1,422	38,409

Common Stocks, continued

	Shares	Value
Equity Residential Properties Trust	954	$24,756
Exelon Corp.	1,152	68,901
Exxon Mobil Corp.	23,580	846,757
Family Dollar Stores, Inc.	612	23,348
Fannie Mae	3,456	233,073
Federated Department Stores, Inc.	666	24,542
Federated Investors, Inc.—Class B	378	10,365
FedEx Corp.	1,062	65,876
Fifth Third Bancorp	2,034	116,630
First Data Corp.	2,646	109,650
First Tennessee National Corp.	450	19,760
FirstEnergy Corp.	1,044	40,142
Fiserv, Inc.*	684	24,357
Fleet Boston Financial Corp.	3,708	110,165
Fluor Corp.	288	9,689
Ford Motor Co.	6,462	71,017
Forest Laboratories, Inc.*	1,278	69,971
Fortune Brands, Inc.	522	27,248
FPL Group, Inc.	648	43,319
Franklin Resources, Inc.	900	35,163
Freddie Mac	2,430	123,371
Freeport-McMoRan Copper & Gold, Inc.— Class B	522	12,789
Gannett Co., Inc.	954	73,277
Gap, Inc.	3,150	59,094
Gateway, Inc.*	1,152	4,205
General Dynamics Corp.	702	50,895
General Electric Co.	35,298	1,012,347
General Mills, Inc.	1,314	62,297
General Motors Corp.	1,980	71,281
Genuine Parts Co.	612	19,590
Genzyme Corp.—General Division*	756	31,601
Georgia Pacific Corp.	882	16,714
Gillette Co.	3,600	114,696
Golden West Financial Corp.	540	43,205
Goodrich Corp.	414	8,694
Goodyear Tire & Rubber Co.	612	3,213
Grainger (W.W.), Inc.	324	15,150
Great Lakes Chemical Corp.	180	3,672
Guidant Corp.	1,098	48,740
Halliburton Co.	1,548	35,604
Harley-Davidson, Inc.	1,062	42,331
Harrah’s Entertainment, Inc.*	396	15,935
Hartford Financial Services Group, Inc.	990	49,856
Hasbro, Inc.	612	10,704
HCA, Inc.	1,800	57,672
Health Management Associates, Inc.— Class A	846	15,609
Heinz (H.J.) Co.	1,242	40,961
Hercules, Inc.*	396	3,920
Hershey Foods Corp.	468	32,601
Hewlett-Packard Co.	10,782	229,657
Hilton Hotels Corp.	1,332	17,036
Home Depot, Inc.	8,118	268,868
Honeywell International, Inc.	3,024	81,194
Humana, Inc.*	576	8,698
Huntington Bancshares, Inc.	810	15,811
Illinois Tool Works, Inc.	1,080	71,118
IMS Health, Inc.	864	15,543
Ingersoll-Rand Co.—Class A	594	28,108

See accompanying notes to the financial statements.

63

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Intel Corp.	23,076	$479,611
International Business Machines Corp.	6,102	503,414
International Flavors & Fragrances, Inc.	324	10,345
International Game Technology*	306	31,313
International Paper Co.	1,692	60,455
Interpublic Group of Cos., Inc.	1,368	18,304
Intuit, Inc.*	720	32,062
ITT Industries, Inc.	324	21,209
J.P. Morgan Chase & Co.	7,182	245,481
Jabil Circuit, Inc.*	702	15,514
Janus Capital Group, Inc.	846	13,874
JDS Uniphase Corp.*	5,058	17,754
Jefferson-Pilot Corp.	504	20,896
John Hancock Financial Services, Inc.	1,026	31,529
Johnson & Johnson	10,476	541,609
Johnson Controls, Inc.	306	26,194
Jones Apparel Group, Inc.*	450	13,167
KB Home	162	10,041
Kellogg Co.	1,440	49,493
Kerr-McGee Corp.	360	16,128
KeyCorp	1,494	37,753
KeySpan Corp.	558	19,781
Kimberly-Clark Corp.	1,800	93,852
Kinder Morgan, Inc.	432	23,609
King Pharmaceuticals, Inc.*	846	12,487
KLA-Tencor Corp.*	666	30,962
Knight Ridder, Inc.	288	19,852
Kohls Corp.*	1,188	61,039
Kroger Co.*	2,664	44,436
Leggett & Platt, Inc.	684	14,022
Lexmark International Group, Inc.*	450	31,847
Limited, Inc.	1,836	28,458
Lincoln National Corp.	630	22,447
Linear Technology Corp.	1,098	35,367
Liz Claiborne, Inc.	378	13,325
Lockheed Martin Corp.	1,584	75,351
Loews Corp.	648	30,644
Louisiana-Pacific Corp.*	378	4,098
Lowe’s Cos., Inc.	2,754	118,284
LSI Logic Corp.*	1,332	9,431
Lucent Technologies, Inc.*	14,616	29,670
Manor Care, Inc.*	324	8,103
Marathon Oil Corp.	1,098	28,932
Marriott International, Inc.—Class A	810	31,121
Marsh & McLennan Cos., Inc.	1,890	96,522
Marshall & Ilsley Corp.	792	24,219
Masco Corp.	1,692	40,355
Mattel, Inc.	1,548	29,288
Maxim Integrated Products, Inc.	1,152	39,387
May Department Stores Co.	1,026	22,839
Maytag Corp.	270	6,593
MBIA, Inc.	504	24,570
MBNA Corp.	4,518	94,155
McCormick & Co., Inc.	486	13,219
McDermott International, Inc.*	234	1,481
McDonald’s Corp.	4,500	99,270
McGraw-Hill Cos., Inc.	666	41,292
McKesson Corp.	1,026	36,669
MeadWestvaco Corp.	702	17,339
MedImmune, Inc.*	882	32,078

Common Stocks, continued

	Shares	Value
Medtronic, Inc.	4,302	$206,367
Mellon Financial Corp.	1,530	42,458
Merck & Co., Inc.	7,920	479,556
Mercury Interactive Corp.*	306	11,815
Meredith Corp.	180	7,920
Merrill Lynch & Co., Inc.	5,104	238,255
MetLife, Inc.	2,682	75,954
MGIC Investment Corp.	342	15,951
Micron Technology, Inc.*	2,142	24,911
Microsoft Corp.	37,908	970,824
Millipore Corp.*	180	7,987
Mirant Corp.*	1,422	4,124
Molex, Inc.	666	17,975
Monsanto Co.	918	19,866
Monster Worldwide, Inc.*	396	7,813
Moody’s Corp.	522	27,515
Morgan Stanley Dean Witter & Co.	3,834	163,904
Motorola, Inc.	8,172	77,062
Nabors Industries, Ltd.*	522	20,645
National City Corp.	2,160	70,654
National Semiconductor Corp.*	648	12,779
Navistar International Corp.*	234	7,635
NCR Corp.*	342	8,762
Network Appliance, Inc.*	1,206	19,549
New York Times Co.—Class A	540	24,570
Newell Rubbermaid, Inc.	972	27,216
Newmont Mining Corp.	1,422	46,158
Nextel Communications, Inc.—Class A*	3,636	65,739
NICOR, Inc.	162	6,012
Nike, Inc.—Class B	936	50,066
NiSource, Inc.	936	17,784
Noble Corp.*	468	16,052
Nordstrom, Inc.	486	9,487
Norfolk Southern Corp.	1,368	26,266
North Fork Bancorp, Inc.	558	19,005
Northern Trust Corp.	774	32,345
Northrop Grumman Corp.	648	55,916
Novell, Inc.*	1,296	3,992
Novellus Systems, Inc.*	522	19,116
Nucor Corp.	270	13,190
NVIDIA Corp.*	558	12,840
Occidental Petroleum Corp.	1,332	44,689
Office Depot, Inc.*	1,098	15,932
Omnicom Group	666	47,752
Oracle Corp.*	18,522	222,634
PACCAR, Inc.	414	27,970
Pactiv Corp.*	558	10,998
Pall Corp.	432	9,720
Parametric Technology Corp.*	936	2,855
Parker Hannifin Corp.	414	17,384
Paychex, Inc.	1,332	39,041
Penney (J.C.) Co.	954	16,075
Peoples Energy Corp.	126	5,404
PeopleSoft, Inc.*	1,116	19,630
PepsiCo, Inc.	6,066	269,937
PerkinElmer, Inc.	450	6,215
Pfizer, Inc.	27,882	952,171
PG&E Corp.*	1,440	30,456
Phelps Dodge Corp.*	306	11,732
Pinnacle West Capital Corp.	324	12,134

See accompanying notes to the financial statements.

64

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Pitney Bowes, Inc.	828	$31,803
Plum Creek Timber Co., Inc.	648	16,816
PMC-Sierra, Inc.*	594	6,968
PNC Financial Services Group	990	48,322
Power-One, Inc.*	288	2,059
PPG Industries, Inc.	594	30,140
PPL Corp.	594	25,542
Praxair, Inc.	576	34,618
Principal Financial Group, Inc.	1,152	37,152
Procter & Gamble Co.	4,572	407,730
Progress Energy, Inc.	846	37,139
Progressive Corp.	774	56,579
Providian Financial Corp.*	1,026	9,501
Prudential Financial, Inc.	1,944	65,416
Public Service Enterprise Group, Inc.	792	33,462
Pulte Homes, Inc.	216	13,319
QLogic Corp.*	324	15,659
Qualcomm, Inc.	2,790	99,743
Quest Diagnostics, Inc.*	378	24,116
Quintiles Transnational Corp.*	414	5,875
Qwest Communications International, Inc.*	5,994	28,651
R.J. Reynolds Tobacco Holdings	306	11,386
RadioShack Corp.	594	15,628
Raytheon Co.	1,458	47,881
Reebok International, Ltd.*	216	7,264
Regions Financial Corp.	792	26,754
Robert Half International, Inc.*	594	11,250
Rockwell Collins, Inc.	630	15,517
Rockwell International Corp.	648	15,448
Rohm & Haas Co.	792	24,576
Rowan Cos., Inc.*	324	7,258
Ryder System, Inc.	216	5,534
Sabre Holdings Corp.	504	12,424
SAFECO Corp.	486	17,146
Safeway, Inc.*	1,566	32,040
Sanmina-SCI Corp.*	1,800	11,358
Sara Lee Corp.	2,736	51,464
SBC Communications, Inc.	11,736	299,855
Schering-Plough Corp.	5,184	96,422
Schlumberger, Ltd.	2,052	97,614
Schwab (Charles) Corp.	4,770	48,129
Scientific-Atlanta, Inc.	522	12,444
Sealed Air Corp.*	306	14,584
Sears, Roebuck & Co.	1,080	36,331
Sempra Energy	738	21,055
Sherwin-Williams Co.	522	14,031
Siebel Systems, Inc.*	1,728	16,485
Sigma-Aldrich Corp.	252	13,653
Simon Property Group, Inc.	666	25,994
SLM Corp.	1,620	63,455
Snap-on, Inc.	198	5,748
Solectron Corp.*	2,934	10,973
Southern Co.	2,556	79,644
SouthTrust Corp.	1,206	32,803
Southwest Airlines Co.	2,754	47,369
Sprint Corp. (FON Group)	3,168	45,619
Sprint Corp. (PCS Group)*	3,618	20,804
St. Jude Medical, Inc.*	630	36,225
St. Paul Companies, Inc.	810	29,573
Stanley Works	306	8,446

Common Stocks, continued

	Shares	Value
Staples, Inc.*	1,728	$31,709
Starbucks Corp.*	1,386	33,985
Starwood Hotels & Resorts Worldwide, Inc.	702	20,070
State Street Corp.	1,170	46,098
Stryker Corp.	702	48,698
Sun Microsystems, Inc.*	11,412	52,495
SunGard Data Systems, Inc.*	1,008	26,117
Sunoco, Inc.	270	10,190
SunTrust Banks, Inc.	990	58,747
SuperValu, Inc.	468	9,978
Symantec Corp.*	522	22,895
Symbol Technologies, Inc.	810	10,538
Synovus Financial Corp.	1,080	23,220
Sysco Corp.	2,286	68,672
T. Rowe Price Group, Inc.	432	16,308
Target Corp.	3,222	121,920
TECO Energy, Inc.	630	7,554
Tektronix, Inc.*	306	6,610
Tellabs, Inc.*	1,458	9,579
Temple-Inland, Inc.	198	8,496
Tenet Healthcare Corp.*	1,656	19,292
Teradyne, Inc.*	648	11,217
Texas Instruments, Inc.	6,102	107,394
Textron, Inc.	486	18,964
The Pepsi Bottling Group, Inc.	972	19,459
Thermo Electron Corp.*	576	12,108
Thomas & Betts Corp.*	198	2,861
Tiffany & Co.	504	16,471
TJX Cos., Inc.	1,800	33,912
Torchmark Corp.	414	15,422
Toys R Us, Inc.*	756	9,163
Transocean Sedco Forex, Inc.	1,134	24,914
Travelers Property Casualty Corp.—Class B	3,546	55,920
Tribune Co.	1,098	53,033
Tupperware Corp.	198	2,843
TXU Corp.	1,134	25,458
Tyco International, Ltd.	7,056	133,923
U.S. Bancorp	6,786	166,257
Union Pacific Corp.	900	52,218
Union Planters Corp.	702	21,783
Unisys Corp.*	1,152	14,147
United Parcel Service, Inc.—Class B	3,978	253,398
United States Steel Corp.	360	5,893
United Technologies Corp.	1,656	117,294
UnitedHealth Group, Inc.	4,176	209,844
Univision Communications, Inc.—Class A*	810	24,624
Unocal Corp.	918	26,337
UnumProvident Corp.	1,008	13,517
UST, Inc.	594	20,808
Veritas Software Corp.*	1,458	41,801
Verizon Communications, Inc.	9,720	383,454
VF Corp.	378	12,841
Viacom, Inc.—Class B*	6,192	270,342
Visteon Corp.	468	3,215
Vulcan Materials Co.	360	13,345
Wachovia Corp.	4,752	189,889
Wal-Mart Stores, Inc.	15,462	829,845
Walgreen Co.	3,618	108,902
Walt Disney Co.	7,218	142,556
Washington Mutual, Inc.	3,294	136,043

See accompanying notes to the financial statements.

65

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Waste Management, Inc.	2,088	$50,300
Waters Corp.*	432	12,584
Watson Pharmaceuticals, Inc.*	378	15,260
Wellpoint Health Networks, Inc.*	522	44,005
Wells Fargo & Co.	5,922	298,468
Wendy’s International, Inc.	396	11,472
Weyerhaeuser Co.	774	41,796
Whirlpool Corp.	234	14,906
Williams Cos., Inc.	1,836	14,504
Winn-Dixie Stores, Inc.	504	6,204
Worthington Industries, Inc.	306	4,100
Wrigley (WM.) JR Co.	792	44,534
Wyeth	4,698	213,994
Xcel Energy, Inc.	1,404	21,116
Xerox Corp.*	2,610	27,640
Xilinx, Inc.*	1,188	30,068
XL Capital, Ltd.—Class A	486	40,338
Yahoo!, Inc.*	2,124	69,582
YUM! Brands, Inc.*	1,026	30,329
Zimmer Holdings, Inc.*	702	31,625
Zions Bancorp	324	16,398

TOTAL COMMON STOCKS		31,723,760

Federal Home Loan Bank (9.0%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$3,509,000	3,508,951

TOTAL FEDERAL HOME LOAN BANK		3,508,951

Options Purchased (9.1%)

	Contracts
S&P 500 Futures Option expiring September 2003 @ $500	30	3,547,500

TOTAL OPTIONS PURCHASED		3,547,500

TOTAL INVESTMENTS (Cost $35,611,004)(a)—99.3%		38,780,211
Net other assets (liabilities)—0.7%		281,971

NET ASSETS—100.0%		$39,062,182

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $30,163,000)	124	$9,293,292
E-Mini S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $291,900)	6	(5,649)
Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
S&P 500 Index Swap Agreements expiring 07/28/03-12/26/03 (Underlying notional amount at value $8,961,321)	9,196	$(15,817)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$3,557,740
Unrealized depreciation	(388,533)

Net unrealized appreciation/depreciation	$3,169,207

See accompanying notes to the financial statements.

66

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

The ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.2%
Aerospace/Defense	1.2%
Agriculture	1.0%
Airlines	0.1%
Apparel	0.2%
Auto Manufacturers	0.5%
Auto Parts & Equipment	0.2%
Banks	5.6%
Beverages	2.3%
Biotechnology	1.0%
Building Materials	0.2%
Chemicals	1.2%
Commercial Services	0.8%
Computers	3.6%
Cosmetics/Personal Care	2.0%
Distribution/Wholesale	0.1%
Diversified Financial Services	5.9%
Electric	2.2%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	0.0%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.5%
Forest Products & Paper	0.4%
Gas	0.1%
Hand/Machine Tools	0.1%
Healthcare—Products	2.9%
Healthcare—Services	1.2%
Home Builders	0.1%
Home Furnishings	0.1%
Household Products/Wares	0.2%
Housewares	0.1%
Insurance	3.9%
Internet	0.6%
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.2%
Machinery—Diversified	0.2%
Machinery—Construction & Mining	0.2%
Manufacturing	4.2%
Media	3.2%
Metal Fabricate/Hardware	0.0%
Mining	0.4%
Office/Business Equipment	0.2%
Oil & Gas	4.2%
Oil & Gas Services	0.5%
Packaging & Containers	0.1%
Pharmaceuticals	6.9%
Pipelines	0.2%
Real Estate Investment Trust	0.3%
Retail	5.9%
Savings & Loans	0.5%
Semiconductors	2.6%
Software	4.2%
Telecommunications	5.0%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.2%
Trucking & Leasing	0.0%
Other	18.8%

See accompanying notes to the financial statements.

67

PROFUNDS VP

ProFund VP UltraBull

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $35,611,004)	$38,780,211
Cash	28,387
Segregated cash balances with brokers for futures contracts	95
Dividends and interest receivable	33,641
Receivable for capital shares issued	2,280,911
Prepaid expenses	1,441

Total Assets	41,124,686

Liabilities:
Payable for capital shares redeemed	1,936,895
Unrealized depreciation on swap agreements	15,817
Variation margin on futures contracts	36,719
Advisory fees payable	17,657
Management services fees payable	3,531
Administration fees payable	1,697
Administrative services fees payable	16,724
Distribution fees payable	9,462
Other accrued expenses	24,002

Total Liabilities	2,062,504

Net Assets	$39,062,182

Net Assets consist of:
Capital	$78,839,679
Accumulated net investment income/(loss)	(76,306)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(52,142,224)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	12,441,033

Net Assets	$39,062,182

Shares of Beneficial Interest Outstanding	2,270,066

Net Asset Value (offering and redemption price per share)	$17.21

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$251,683
Interest	32,192

Total Investment Income	283,875

Expenses:
Advisory fees	146,776
Management services fees	29,355
Administration fees	9,012
Administrative services fees	91,685
Distribution fees	48,761
Custody fees	27,854
Fund accounting fees	15,926
Transfer agent fees	13,554
Other fees	21,863

Total Gross Expenses before reductions	404,786
Less Expenses reduced by the Advisor	(43,868)

Total Net Expenses	360,918

Net Investment Income/(Loss)	(77,043)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	(17,560,080)
Net realized gains (losses) on futures contracts and swap agreements	15,875,018
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	8,959,316

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	7,274,254

Change in Net Assets Resulting from Operations	$7,197,211

See accompanying notes to the financial statements.

68

PROFUNDS VP

ProFund VP UltraBull

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the year ended December 31, 2002

	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$(77,043)	$(257,636)
Net realized gains (losses) on investments, futures contracts and swap agreements	(1,685,062)	(27,955,070)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	8,959,316	(3,410,068)

Change in net assets resulting from operations	7,197,211	(31,622,774)

Capital Transactions:
Proceeds from shares issued	442,233,557	1,303,472,303
Cost of shares redeemed	(452,656,397)	(1,293,747,570)

Change in net assets resulting from capital transactions	(10,422,840)	9,724,733

Change in net assets	(3,225,629)	(21,898,041)
Net Assets:
Beginning of period	42,287,811	64,185,852

End of period	$39,062,182	$42,287,811

Share Transactions:
Issued	30,283,218	71,283,187
Redeemed	(30,927,178)	(71,195,947)

Change in shares	(643,960)	87,240

See accompanying notes to the financial statements.

69

PROFUNDS VP

ProFund VP UltraBull

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003(a) (Unaudited)		For the year ended December 31, 2002		For the period January 22, 2001(b) through December 31, 2001
Net Asset Value, Beginning of Period	$14.51		$22.71		$30.00

Net investment income/(loss)	(0.03	)(c)	(0.08	)(c)	(0.09	)(c)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	2.73		(8.12)		(7.20)

Total income/(loss) from investment activities	2.70		(8.20)		(7.29)

Net Asset Value, End of Period	$17.21		$14.51		$22.71

Total Return	18.61	%(d)	(36.11)%		(24.30	)%(d)
Ratios/Supplemental Data:
Net assets, end of period	$39,062,182		$42,287,811		$64,185,852
Ratio of net expenses to average net assets	1.84	%(e)	1.98%		1.94	%(e)
Ratio of net investment income/(loss) to average net assets	(0.39	)%(e)	(0.46)%		(0.42	)%(e)
Ratio of gross expenses to average net assets	2.07	%(e)	2.12%		1.94	%(e)
Portfolio turnover(f)	674%		1,249%		682%

(a)	Effective May 1, 2003, the investment objective was changed to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the corresponding benchmark versus one and one-half times (150%).
(b)	Commencement of operations
(c)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

70

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (88.6%)

	Shares	Value
3Com Corp.*	12,160	$56,909
99 Cents Only Stores*	2,240	76,877
Abercrombie & Fitch Co.—Class A*	3,520	100,003
Activision, Inc.*	3,200	41,344
Acxiom Corp.*	2,880	43,459
ADTRAN, Inc.*	1,280	65,651
Advanced Fibre Communications, Inc.*	2,880	46,858
AdvancePCS*	3,200	122,336
Advent Software, Inc.*	1,280	21,645
Affiliated Computer Services, Inc.— Class A*	4,480	204,871
AGCO Corp.*	2,560	43,726
AGL Resources, Inc.	1,920	48,845
Airborne, Inc.	1,600	33,440
Airgas, Inc.	2,240	37,520
AK Steel Holding Corp.*	3,840	13,901
Alaska Air Group, Inc.*	960	20,592
Albemarle Corp.	1,280	35,802
Alexander & Baldwin, Inc.	1,280	33,958
ALLETE, Inc.	2,880	76,464
Alliant Energy Corp.	3,200	60,896
Allmerica Financial Corp.*	1,920	34,541
AMB Property Corp.	2,560	72,115
American Eagle Outfitters, Inc.*	2,560	46,387
American Financial Group, Inc.	2,240	51,072
AmeriCredit Corp.*	4,800	41,040
Amerus Group Co.	1,280	36,083
Ametek, Inc.	1,280	46,912
Apogent Technologies, Inc.*	3,200	64,000
Applebee’s International, Inc.	1,920	60,346
Apria Healthcare Group, Inc.*	1,920	47,770
Aquilla, Inc.	6,400	16,512
Arch Coal, Inc.	1,920	44,122
Arrow Electronics, Inc.*	3,520	53,645
Arthur J. Gallagher & Co.	2,880	78,336
ArvinMeritor, Inc.	2,240	45,203
Ascential Software Corp.*	2,183	35,889
Associated Banc Corp.	2,560	94,413
Astoria Financial Corp.	2,880	80,438
Atmel Corp.*	16,000	40,480
Avnet, Inc.*	4,160	52,749
Avocent Corp.*	1,600	47,888
Bandag, Inc.	640	23,853
Bank of Hawaii Corp.	1,920	63,648
Banknorth Group, Inc.	5,440	138,829
Banta Corp.	960	31,075
Barnes & Noble, Inc.*	2,240	51,632
Barr Laboratories, Inc.*	2,240	146,720
Beckman Coulter, Inc.	2,240	91,034
Belo (A.H.) Corp.—Class A	3,840	85,862
BJ’s Wholesale Club, Inc.*	2,560	38,554
Black Hills Corp.	960	29,472
Blyth, Inc.	1,600	43,520
Bob Evans Farms, Inc.	1,280	35,366
Borders Group, Inc.*	2,880	50,717
BorgWarner, Inc.	960	61,824
Bowater, Inc.	1,920	71,904
Brink’s Co.	1,920	27,974
Brinker International, Inc.*	3,200	115,264
Brown & Brown, Inc.	2,240	72,800

Common Stocks, continued

	Shares	Value
C.H. Robinson Worldwide, Inc.	2,880	$102,413
Cabot Corp.	2,240	64,288
Cabot Microelectronics Corp.*	960	48,451
Cadence Design Systems, Inc.*	8,640	104,198
Callaway Golf Co.	2,560	33,843
Career Education Corp.*	1,600	109,473
Carlisle Cos., Inc.	960	40,474
Carmax, Inc.*	3,840	115,776
Carpenter Technology Corp.	640	9,984
Catalina Marketing Corp.*	1,920	33,888
CBRL Group, Inc.	1,920	74,611
CDW Corp.*	2,880	131,905
Ceridian Corp.*	5,120	86,886
Certegy, Inc.*	2,240	62,160
Charles River Laboratories International, Inc.*	1,600	51,488
CheckFree Holdings Corp.*	2,560	71,270
Chico’s FAS, Inc.*	2,560	53,888
Choicepoint, Inc.*	2,880	99,418
Church & Dwight, Inc.	1,280	41,894
Cincinnati Bell, Inc.*	7,360	49,312
City National Corp.	1,600	71,296
Claire’s Stores, Inc.	1,600	40,576
Clayton Homes, Inc.	4,800	60,240
CNF, Inc.	1,600	40,608
Coach, Inc.*	3,200	159,168
Colonial BancGroup, Inc.	4,160	57,699
Commerce Bancorp, Inc.	2,240	83,104
Commscope, Inc.*	2,240	21,280
Community Health Systems*	2,880	55,555
Compass Bancshares, Inc.	4,480	156,487
Constellation Brands, Inc.*	3,200	100,480
Cooper Cameron Corp.*	1,920	96,730
Copart, Inc.*	3,200	30,240
Corinthian Colleges, Inc.*	1,280	62,170
Covance, Inc.*	2,240	40,544
Coventry Health Care, Inc.*	2,240	103,398
Credence Systems Corp.*	1,920	16,262
Cree Research, Inc.*	2,560	41,677
Crompton Corp.	3,840	27,072
CSG Systems International, Inc.*	1,920	27,130
Cypress Semiconductor Corp.*	4,160	49,920
Cytec Industries, Inc.*	1,280	43,264
CYTYC Corp.*	4,160	43,763
D.R. Horton, Inc.	5,120	143,872
Dean Foods Co.*	4,800	151,199
DENTSPLY International, Inc.	2,560	104,704
DeVry, Inc.*	2,240	52,170
Dial Corp.	3,200	62,240
Diebold, Inc.	2,560	110,720
Dollar Tree Stores, Inc.*	3,840	121,843
Donaldson Co., Inc.	1,600	71,120
DPL, Inc.	4,480	71,411
DQE, Inc.	1,920	28,934
DST Systems, Inc.*	4,160	158,080
Dun & Bradstreet Corp.*	2,560	105,215
Dycom Industries, Inc.*	1,600	26,080
E*TRADE Group, Inc.*	12,160	103,360
Eaton Vance Corp.	2,240	70,784
Education Management Corp.*	1,280	68,070

See accompanying notes to the financial statements.

71

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Edwards (A.G.), Inc.	2,880	$98,496
Edwards Lifesciences Corp.*	1,920	61,709
EGL, Inc.*	1,600	24,320
Emmis Communications Corp.*	1,920	44,064
Energizer Holdings, Inc.*	3,200	100,480
Energy East Corp.	3,840	79,718
Ensco International, Inc.	4,480	120,512
Entercom Communications Corp.*	1,600	78,416
Equitable Resources, Inc.	2,240	91,258
Everest Re Group, Ltd.	1,920	146,880
Expeditors International of Washington, Inc.	3,840	133,017
Express Scripts, Inc.—Class A*	2,880	196,762
Extended Stay America, Inc.*	3,200	43,168
Fair, Isaac & Co., Inc.	1,600	82,320
Fairchild Semiconductor International, Inc.*	3,840	49,114
Fastenal Co.	2,560	86,886
Federal Signal Corp.	1,600	28,112
Ferro Corp.	1,280	28,838
Fidelity National Financial, Inc.	4,480	137,805
First American Financial Corp.	2,240	59,024
First Health Group Corp.*	3,520	97,152
First Virginia Banks, Inc.	2,560	110,387
FirstMerit Corp.	2,880	65,837
Flowserve Corp.*	1,920	37,766
FMC Corp.*	1,280	28,966
FMC Technologies, Inc.*	2,240	47,152
Forest Oil Corp.*	1,600	40,192
Furniture Brands International, Inc.*	1,920	50,112
Gartner Group, Inc.—Class B*	2,880	21,600
GATX Corp.	1,600	26,160
Gentex Corp.*	2,560	78,361
Gilead Sciences, Inc.*	6,720	373,497
Glatfelter (P.H.) Co.	1,600	23,600
Granite Construction, Inc.	1,280	24,525
Grant Prideco, Inc.*	4,160	48,880
Great Plains Energy, Inc.	2,240	64,691
Greater Bay Bancorp	1,600	32,864
GreenPoint Financial Corp.	3,200	163,009
GTECH Holdings Corp.*	1,920	72,288
Hanover Compressor Co.*	2,240	25,312
Harris Corp.	2,240	67,312
Harsco Corp.	1,280	46,144
Harte-Hanks, Inc.	4,800	91,200
Hawaiian Electric Industries, Inc.	1,280	58,688
HCC Insurance Holdings, Inc.	2,240	66,237
Health Net, Inc.*	3,840	126,529
Helmerich & Payne, Inc.	1,600	46,720
Henry (Jack) & Associates, Inc.	3,200	56,928
Henry Schein, Inc.*	1,600	83,744
Herman Miller, Inc.	2,560	51,738
Hibernia Corp.	5,440	98,790
Hillenbrand Industries, Inc.	2,240	113,008
Hispanic Broadcasting Corp.—Class A*	3,840	97,728
HON Industries, Inc.	1,920	58,560
Horace Mann Educators Corp.	1,280	20,646
Hormel Foods Corp.	4,800	113,760
Hospitality Properties Trust	2,240	70,000
Hubbell, Inc.—Class B	1,920	63,552

Common Stocks, continued

	Shares	Value
ICN Pharmaceuticals, Inc.	2,880	$48,269
IDACORP, Inc.	1,280	33,600
IDEC Pharmaceuticals Corp.*	5,120	174,080
Imation Corp.	1,280	48,410
IMC Global, Inc.	3,840	25,766
Independence Community Bank Corp.	1,920	54,182
IndyMac Bancorp, Inc.	1,920	48,806
InFocus Corp.*	1,280	6,042
Integrated Circuit Systems, Inc.*	2,240	70,403
Integrated Device Technology, Inc.*	3,520	38,896
International Rectifier Corp.*	2,240	60,077
International Speedway Corp.	1,920	75,859
Internet Security Systems, Inc.*	1,600	23,184
Intersil Corp.—Class A*	4,800	127,728
Interstate Bakeries Corp.	1,600	20,320
Investment Technology Group, Inc.*	1,600	29,760
Investors Financial Services Corp.	2,240	64,982
IVAX Corp.*	6,720	119,952
J.B. Hunt Transport Services, Inc.*	1,280	48,320
Jacobs Engineering Group, Inc.*	1,920	80,928
JM Smucker Co.	1,600	63,824
Keane, Inc.*	2,240	30,531
Kelly Services, Inc.—Class A	1,280	30,016
KEMET Corp.*	2,880	29,088
Kennametal, Inc.	1,280	43,315
Korn/Ferry International*	1,280	10,368
Krispy Kreme Doughnuts, Inc.*	1,920	79,066
L-3 Communications Holdings, Inc.*	2,560	111,335
LaBranche & Co., Inc.	1,920	39,725
Lam Research Corp.*	4,480	81,581
Lancaster Colony Corp.	1,280	49,485
Lattice Semiconductor Corp.*	3,840	31,603
Lear Corp.*	2,240	103,084
Lee Enterprises, Inc.	1,600	60,048
Legato Systems, Inc.*	3,840	32,218
Legg Mason, Inc.	2,240	145,487
Lennar Corp.—Class B	2,478	177,177
Lennar Corporation	57	3,916
Leucadia National Corp.	1,920	71,270
Liberty Property Trust	2,560	88,576
LifePoint Hospitals, Inc.*	1,280	26,803
Lincare Holdings, Inc.*	3,840	120,998
Longs Drug Stores Corp.	1,280	21,248
Longview Fibre Co.	1,600	13,120
LTX Corp.*	1,600	13,792
Lubrizol Corp.	1,600	49,584
Lyondell Chemical Co.	5,440	73,604
M&T Bank Corp.	3,200	269,505
Mack-Cali Realty Corp.	1,920	69,850
Macromedia, Inc.*	1,920	40,397
Macrovision Corp.*	1,600	31,872
Mandalay Resort Group	2,240	71,344
Manpower, Inc.	2,560	94,950
Martin Marietta Materials	1,600	53,776
McDATA Corp.—Class A*	3,840	56,333
MDU Resources Group, Inc.	2,560	85,734
Media General, Inc.—Class A	640	36,608
Mentor Graphics Corp.*	2,240	32,435
Mercantile Bankshares Corp.	2,240	88,211
Michaels Stores, Inc.*	2,240	85,254

See accompanying notes to the financial statements.

72

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Micrel, Inc.*	3,200	$33,248
Microchip Technology, Inc.	6,720	165,514
Millennium Pharmaceuticals, Inc.*	9,600	151,008
Minerals Technologies, Inc.	640	31,142
Modine Manufacturing Co.	1,280	24,794
Mohawk Industries, Inc.*	2,240	124,387
MONY Group, Inc.	1,600	43,120
Moore Wallace, Inc.*	200	2,936
MPS Group, Inc.*	3,520	24,218
Murphy Oil Corp.	3,200	168,320
Mylan Laboratories, Inc.	6,080	211,402
National Commerce Financial Corp.	7,040	156,218
National Fuel Gas Co.	2,880	75,024
National Instruments Corp.*	1,920	72,538
National—Oilwell, Inc.*	2,880	63,360
Neiman Marcus Group, Inc.—Class A*	1,600	58,560
Network Associates, Inc.*	5,120	64,922
Neuberger Berman, Inc.	2,560	102,170
New Plan Excel Realty Trust, Inc.	3,200	68,320
New York Community Bancorp	4,480	130,323
Newport Corp.*	1,280	18,944
Noble Energy, Inc.	1,920	72,576
Nordson Corp.	1,280	30,528
Northeast Utilities System	4,800	80,352
NSTAR	1,920	87,456
OGE Energy Corp.	2,560	54,707
Ohio Casualty Corp.*	1,920	25,306
Old Republic International Corp.	4,160	142,563
Olin Corp.	1,920	32,832
Omnicare, Inc.	3,200	108,128
ONEOK, Inc.	2,560	50,253
Outback Steakhouse, Inc.	2,560	99,840
Overture Services, Inc.*	1,920	34,810
Oxford Health Plans, Inc.*	2,880	121,047
PacifiCare Health Systems, Inc.*	1,280	63,142
Packaging Corp. of America*	3,520	64,874
Park Place Entertainment Corp.*	10,240	93,082
Patterson Dental Co.*	2,240	101,651
Patterson—UTI Energy, Inc.*	2,560	82,944
Payless ShoeSource, Inc.*	1,920	24,000
Peabody Energy Corp.	1,600	53,744
Pentair, Inc.	1,600	62,496
Pepco Holdings, Inc.	3,520	67,443
PepsiAmericas, Inc.	5,440	68,326
Perrigo Co.	2,560	40,038
Petsmart, Inc.*	4,800	80,016
Pharmaceutical Resources, Inc.*	960	46,714
Philadelphia Suburban Corp.	2,240	54,611
Pier 1 Imports, Inc.	3,200	65,280
Pioneer Natural Resources Co.*	3,840	100,224
Plantronics, Inc.*	1,600	34,672
Plexus Corp.*	1,280	14,758
PMI Group, Inc.	3,200	85,888
PNM Resources, Inc.	1,280	34,240
Pogo Producing Co.	1,920	82,080
Polycom, Inc.*	3,520	48,787
Potlatch Corp.	960	24,720
Powerwave Technologies, Inc.*	2,240	14,045
Precision Castparts Corp.	1,920	59,712
Price Communications Corp.*	1,920	24,787

Common Stocks, continued

	Shares	Value
Pride International, Inc.*	4,480	$84,314
Protective Life Corp.	2,240	59,920
Protein Design Labs, Inc.*	2,880	40,262
Provident Financial Group, Inc.	1,600	41,008
Puget Energy, Inc.	2,880	68,746
Quanta Services, Inc.*	3,840	27,264
Quantum Corp.*	5,440	22,032
Questar Corp.	2,880	96,393
Radian Group, Inc.	3,200	117,280
Rayonier, Inc.	1,600	52,800
Reader’s Digest Association, Inc.	3,520	47,450
Republic Services, Inc.*	5,760	130,580
Retek, Inc.*	1,920	12,288
Reynolds & Reynolds Co.	2,240	63,974
RF Micro Devices, Inc.*	5,760	34,675
Rollins, Inc.	1,600	30,160
Roslyn Bancorp, Inc.	2,880	61,891
Ross Stores, Inc.	2,560	109,414
RPM, Inc.	3,840	52,800
RSA Security, Inc.*	1,920	20,640
Ruby Tuesday, Inc.	1,920	47,482
Ruddick Corp.	1,600	25,152
Saks, Inc.*	4,800	46,560
Sandisk Corp.*	2,240	90,384
SCANA Corp.	3,520	120,667
Scholastic Corp.*	1,280	38,118
SEI Investments Co.	3,840	122,879
Semtech Corp.*	2,560	36,454
Sensient Technologies Corp.	1,600	36,784
Sepracor, Inc.*	2,880	51,926
Sequa Corp.—Class A*	320	10,976
SICOR, Inc.*	4,160	84,614
Sierra Pacific Resources*	3,840	22,810
Silicon Laboratories, Inc.*	1,600	42,624
Silicon Valley Bancshares*	1,600	38,096
Six Flags, Inc.*	3,200	21,696
Smith International, Inc.*	3,200	117,568
Smithfield Foods, Inc.*	3,840	88,013
Sonoco Products Co.	3,200	76,864
Sotheby’s Holdings, Inc.—Class A*	2,240	16,666
Sovereign Bancorp, Inc.	8,960	140,224
SPX Corp.*	2,560	112,793
StanCorp Financial Group, Inc.	960	50,131
Stericycle, Inc.	1,280	49,254
STERIS Corp.*	2,240	51,722
Storage Technology Corp.*	3,520	90,605
Superior Industries International, Inc.	960	40,032
Swift Transportation Co., Inc.*	2,880	53,626
Sybase, Inc.*	3,520	48,963
Sylvan Learning Systems, Inc.*	1,280	29,235
Synopsys, Inc.*	2,560	158,336
TCF Financial Corp.	2,560	101,990
Tech Data Corp.*	1,920	51,283
Tecumseh Products Co.	640	24,518
Teleflex, Inc.	1,280	54,464
Telephone & Data Systems, Inc.	1,920	95,424
The Cheesecake Factory, Inc.*	1,600	57,424
Tidewater, Inc.	1,920	56,390
Timberland Co.—Class A*	1,280	67,661
Titan Corp.*	2,560	26,342

See accompanying notes to the financial statements.

73

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Toll Brothers, Inc.*	2,240	$63,414
Tootsie Roll Industries, Inc.	1,920	58,541
Transaction Systems Architects, Inc.*	1,280	11,469
Triad Hospitals, Inc.*	2,560	63,539
Trinity Industries, Inc.	1,600	29,616
TriQuint Semiconductor, Inc.*	4,480	18,637
Tyson Foods, Inc.—Class A	12,160	129,139
Unifi, Inc.*	1,920	11,904
United Dominion Realty Trust, Inc.	3,520	60,614
United Rentals, Inc.*	2,560	35,558
Unitrin, Inc.	2,240	60,749
Universal Corp.	960	40,608
Universal Health Services, Inc.—Class B*	1,920	76,070
Valassis Communications, Inc.*	1,920	49,382
Valero Energy Corp.	3,840	139,507
Valspar Corp.	1,600	67,552
Varco International, Inc.*	3,200	62,720
Varian Medical Systems, Inc.*	2,240	128,956
Varian, Inc.*	960	33,283
Vectren Corp.	2,240	56,112
Vertex Pharmaceuticals, Inc.*	2,560	37,376
Viad Corp.	3,200	71,648
Vishay Intertechnology, Inc.*	5,440	71,808
VISX, Inc.*	1,920	33,312
W.R. Berkley Corp.	1,920	101,184
Waddell & Reed Financial, Inc.	2,880	73,930
Washington Post Co.—Class B	320	234,528
Wausau—Mosinee Paper Corp.	1,920	21,504
Weatherford International, Ltd.*	4,160	174,304
Webster Financial Corp.	1,600	60,480
Werner Enterprises, Inc.	1,920	40,704
Westamerica Bancorporation	1,280	55,142
Westar Energy, Inc.	2,560	41,549
Western Gas Resources, Inc.	1,280	50,688
Westwood One, Inc.*	3,520	119,434
WGL Holdings, Inc.	1,600	42,720
Whole Foods Market, Inc.*	1,920	91,258
Williams—Sonoma, Inc.*	3,840	112,128
Wilmington Trust Corp.	2,240	65,744
Wind River Systems, Inc.*	2,560	9,754
Wisconsin Energy Corp.	3,840	111,360
WPS Resources Corp.	960	38,592
XTO Energy, Inc.	6,080	122,269
York International Corp.	1,280	29,952

TOTAL COMMON STOCKS		26,892,919

Federal Home Loan Bank (15.5%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 7/1/03	$4,710,000	$4,709,935

TOTAL FEDERAL HOME LOAN BANK		4,709,935

TOTAL INVESTMENTS (Cost $30,177,643)(a)—104.1%		31,602,854
Net other assets (liabilities)—(4.1)%		(1,248,407)

NET ASSETS—100.0%		$30,354,447

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
S&P MidCap 400 Futures Contract expiring September 2003 (Underlying face amount at value $2,387,545)	10	$12,455
Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
S&P MidCap 400 Index Swap Agreements expiring 08/27/03 (Underlying notional amount at value $32,055,239)	66,753	$(136,175)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$1,816,787
Unrealized depreciation	(391,576)

Net unrealized appreciation/depreciation	$1,425,211

See accompanying notes to the financial statements.

74

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

The ProFund VP UltraMid-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.4%
Aerospace/Defense	0.5%
Agriculture	0.1%
Airlines	0.1%
Apparel	0.8%
Auto Parts & Equipment	1.0%
Banks	6.0%
Beverages	0.6%
Biotechnology	1.4%
Building Materials	0.3%
Chemicals	2.1%
Coal	0.3%
Commercial Services	2.9%
Communication Services	0.3%
Computers	4.3%
Distribution/Wholesale	0.9%
Diversified Financial Services	2.3%
Electric	4.3%
Electrical Components & Equipment	0.7%
Electronics	1.1%
Engineering & Construction	0.4%
Entertainment	0.7%
Environmental Control	0.6%
Food	2.6%
Forest Products & Paper	0.7%
Gas	0.5%
Hand/Machine Tools	0.1%
Health Care	0.2%
Healthcare—Products	2.9%
Healthcare—Services	2.6%
Home Builders	1.5%
Home Furnishings	0.2%
Household Products/Wares	0.5%
Insurance	4.7%
Internet	1.2%
Iron/Steel	0.1%
Leisure Time	0.1%
Lodging	0.7%
Machinery—Diversified	0.4%
Media	2.8%
Metal Fabrication/Hardware	0.2%
Miscellaneous Manufacturing	1.7%
Office Furnishings	0.4%
Oil & Gas	3.5%
Oil & Gas Services	2.3%
Packaging & Containers	0.5%
Pharmaceuticals	5.1%
Pipelines	1.1%
Real Estate Investment Trust	1.4%
Retail	6.2%
Savings & Loans	2.3%
Semiconductors	3.0%
Software	2.5%
Telecommunications	1.9%
Textiles	0.6%
Transportation	1.7%
Trucking & Leasing	0.1%
Water	0.2%
Other	11.4%

See accompanying notes to the financial statements.

75

PROFUNDS VP

ProFund VP UltraMid-Cap

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $30,177,643)	$31,602,854
Cash	33,711
Segregated cash balances with brokers for futures contracts	270,955
Dividends and interest receivable	10,254
Receivable for investments sold	48,063
Prepaid expenses	202

Total Assets	31,966,039

Liabilities:
Payable for capital shares redeemed	1,405,422
Unrealized depreciation on swap agreements	136,175
Variation margin on futures contracts	22,045
Advisory fees payable	13,529
Management services fees payable	2,706
Administration fees payable	979
Administrative services fees payable	9,446
Distribution fees payable	5,434
Other accrued expenses	15,856

Total Liabilities	1,611,592

Net Assets	$30,354,447

Net Assets consist of:
Capital	$33,281,129
Accumulated net investment income/(loss)	(60,437)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(4,167,736)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	1,301,491

Net Assets	$30,354,447

Shares of Beneficial Interest Outstanding	1,450,116

Net Asset Value (offering and redemption price per share)	$20.93

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$45,524
Interest	25,159

Total Investment Income	70,683

Expenses:
Advisory fees	49,164
Management services fees	9,833
Administration fees	4,778
Administrative services fees	28,130
Distribution fees	16,273
Custody fees	15,894
Fund accounting fees	6,603
Transfer agent fees	5,138
Other fees	6,566

Total Gross Expenses before reductions	142,379
Less Expenses reduced by the Advisor	(12,773)

Total Net Expenses	129,606

Net Investment Income/(Loss)	(58,923)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	362,660
Net realized gains (losses) on futures contracts and swap agreements	2,687,749
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	518,425

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	3,568,834

Change in Net Assets Resulting from Operations	$3,509,911

See accompanying notes to the financial statements.

76

PROFUNDS VP

ProFund VP UltraMid-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the period May 1, 2002(a) through December 31, 2002

	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$(58,923)	$(48,816)
Net realized gains (losses) on investments, futures contracts and swap agreements	3,050,409	(7,293,223)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	518,425	783,066

Change in net assets resulting from operations	3,509,911	(6,558,973)

Capital Transactions:
Proceeds from shares issued	147,530,267	379,471,152
Cost of shares redeemed	(141,462,974)	(352,134,936)

Change in net assets resulting from capital transactions	6,067,293	27,336,216

Change in net assets	9,577,204	20,777,243
Net Assets:
Beginning of period	20,777,243	—

End of period	$30,354,447	$20,777,243

Share Transactions:
Issued	8,186,529	19,455,653
Redeemed	(7,936,000)	(18,256,066)

Change in shares	250,529	1,199,587

(a)	Commencement of operations

See accompanying notes to the financial statements.

77

PROFUNDS VP

ProFund VP UltraMid-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$17.32		$30.00

Investment Activities:
Net investment income/(loss)	(0.08	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	3.69		(12.59)

Total income/(loss) from investment activities	3.61		(12.68)

Net Asset Value, End of Period	$20.93		$17.32

Total Return	20.84	%(c)	(42.27	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$30,354,447		$20,777,243
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	(0.90	)%(d)	(0.72	)%(d)
Ratio of gross expenses to average net assets	2.17	%(d)	2.36	%(d)
Portfolio turnover(e)	582%		2,654%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

78

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (84.8%)

	Shares	Value
Aaron Rents, Inc.	1,175	$30,315
Abgenix, Inc.*	6,580	69,024
ABM Industries, Inc.	3,290	50,666
Actel Corp.*	1,880	38,540
Action Performance Cos., Inc.	1,410	26,790
Actuant Corp.*	940	44,481
Acuity Brands, Inc.	3,525	64,049
Adolor Corp.*	3,290	40,368
ADTRAN, Inc.*	2,350	120,532
Advanced Digital Information Corp.*	5,405	53,996
Advanced Neuromodulation Systems, Inc.*	705	36,498
ADVO, Inc.*	1,645	73,038
Aeroflex, Inc.*	5,875	45,473
AFC Enterprises, Inc.*	1,175	19,082
Agile Software Corp.*	3,995	38,552
AGL Resources, Inc.	6,580	167,395
Airborne, Inc.	5,405	112,965
Airgas, Inc.	5,875	98,406
AirTran Holdings, Inc.*	5,640	59,051
Alaska Air Group, Inc.*	2,115	45,367
Albany International Corp.—Class A	2,115	57,951
Albany Molecular Research, Inc.*	1,880	28,388
Alexander & Baldwin, Inc.	3,525	93,518
Alexandria Real Estate Equities, Inc.	2,115	95,175
Alkermes, Inc.*	4,700	50,525
Allen Telecom, Inc.*	3,760	62,115
Alliance Gaming Corp.*	3,525	66,658
Alpharma, Inc.	2,820	60,912
AMC Entertainment, Inc.*	2,585	29,572
Amcore Financial, Inc.	2,115	49,237
American Capital Strategies, Ltd.	7,990	199,271
American Italian Pasta Co.*	2,115	88,090
American Management Systems, Inc.*	3,995	57,049
American Medical Systems Holdings, Inc.*	5,405	91,182
American States Water Co.	1,410	38,493
American Tower Corp.*	13,865	122,704
AMERIGROUP Corp.*	705	26,226
Ameritrade Holding Corp.—Class A*	15,275	113,188
Ametek, Inc.	3,290	120,579
Amli Residential Properties Trust	1,410	33,206
AmSurg Corp.*	2,350	71,675
Amylin Pharmaceuticals, Inc.*	5,875	128,604
Analogic Corp.	705	34,376
Anchor BanCorp Wisconsin, Inc.	1,880	44,913
Anixter International, Inc.*	3,525	82,591
AnnTaylor Stores Corp.*	5,170	149,671
ANSYS, Inc.*	1,175	36,543
Anteon International Corp.*	1,410	39,353
Anthracite Capital, Inc.	5,875	70,853
Anworth Mortgage Asset Corp.	2,350	36,237
Apogee Enterprises, Inc.	2,350	21,197
Applera Corp.—Celera Genomics Group*	6,110	63,055
Applied Industrial Technologies, Inc.	1,645	34,710
Apria Healthcare Group, Inc.*	3,760	93,549
Arbitron, Inc.*	2,585	92,285
Arch Chemicals, Inc.	1,880	35,908
Arch Coal, Inc.	4,230	97,205
Argosy Gaming Co.*	2,350	49,139
Ariba, Inc.*	22,090	65,607

Common Stocks, continued

	Shares	Value
Arkansas Best Corp.	5,170	$122,993
Armor Holdings, Inc.*	2,115	28,341
Arris Group, Inc.*	5,405	26,809
Arrow International, Inc.	705	31,126
ArthroCare Corp.*	1,880	31,509
Ascential Software Corp.*	5,062	83,211
Asyst Technologies, Inc.*	3,290	22,010
Atherogenics, Inc.*	2,585	38,594
Atlantic Coast Airlines Holdings, Inc.*	3,525	47,552
ATMI, Inc.*	2,350	58,680
Atmos Energy Corp.	4,700	116,560
Atrix Laboratories, Inc.*	2,115	46,509
Atwood Oceanics, Inc.*	705	19,141
Avid Technology, Inc.*	2,820	98,897
Avista Corp.	4,230	59,855
Avocent Corp.*	5,170	154,738
Axcelis Technologies, Inc.*	10,810	66,157
Aztar Corp.*	3,055	49,216
Baldor Electric Co.	3,055	62,933
Bandag, Inc.	940	35,034
Bankatlantic Bancorp, Inc.—Class A	3,525	41,912
BankUnited Financial Corp.—Class A*	3,760	75,764
Banta Corp.	2,115	68,463
BARRA, Inc.*	2,350	83,895
Bay View Capital Corp.*	5,405	31,241
Beazer Homes U.S.A., Inc.*	1,645	137,358
Bedford Property Investors, Inc.	1,410	40,044
Belden, Inc.	2,115	33,607
Benchmark Electronics, Inc.*	1,880	57,829
Bio-Rad Laboratories, Inc.—Class A*	1,645	91,051
BioMarin Pharmaceutical, Inc.*	3,760	36,698
Black Box Corp.	2,350	85,070
Black Hills Corp.	2,350	72,145
Blyth, Inc.	2,820	76,704
Bob Evans Farms, Inc.	5,640	155,832
Borland Software Corp.*	8,930	87,246
Boston Private Financial Holdings, Inc.	2,820	59,446
Bowne & Co., Inc.	2,820	36,745
Boyd Gaming Corp.*	2,820	48,673
Brady Corp.—Class A	1,645	54,861
Brandywine Realty Trust	3,055	75,214
Briggs & Stratton Corp.	1,880	94,939
Bright Horizons Family Solutions, Inc.*	940	31,546
Brookline Bancorp, Inc.	6,110	85,540
Brooks Automation, Inc.*	6,345	71,952
Brown Shoe Company, Inc.	1,645	49,021
Burlington Coat Factory Warehouse Corp.	1,645	29,446
C&D Technologies, Inc.	2,350	33,746
Cabot Microelectronics Corp.*	3,995	201,627
Cabot Oil & Gas Corp.	2,585	71,372
CACI International, Inc.—Class A*	3,055	104,787
Cal Dive International, Inc.*	3,290	71,722
California Pizza Kitchen, Inc.*	1,410	30,315
Cambrex Corp.	2,115	48,687
Capital Automotive REIT	5,170	144,708
CARBO Ceramics, Inc.	705	26,261
Carlisle Cos., Inc.	2,820	118,890
Casey’s General Stores, Inc.	3,290	46,521
Cato Corp.—Class A	1,410	29,723

See accompanying notes to the financial statements.

79

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
CBL & Associates Properties, Inc.	2,350	$101,050
CDI Corp.*	1,175	30,503
Cell Genesys, Inc.*	7,050	60,912
Cell Therapeutics, Inc.*	2,820	27,439
Centex Construction Products, Inc.	705	28,263
Central Garden & Pet Co.*	1,175	28,024
CH Energy Group, Inc.	1,410	63,450
Charming Shoppes, Inc.*	8,930	44,382
Charter Municipal Mortgage Acceptance Co.	3,525	67,010
Chateau Communities, Inc.	3,055	90,397
Checkpoint Systems, Inc.*	3,055	43,228
Chelsea Property Group, Inc.	3,525	142,093
Chesapeake Corp.	1,175	25,674
Chesapeake Energy Corp.	14,335	144,783
Chiquita Brands International, Inc.*	3,055	44,298
Chittenden Corp.	4,700	128,544
Choice Hotels International, Inc.*	1,880	51,343
Christopher & Banks Corp.*	2,115	78,234
Ciber, Inc.*	4,700	32,994
Cima Labs, Inc.*	1,410	37,915
Cincinnati Bell, Inc.*	16,685	111,790
Claire’s Stores, Inc.	4,465	113,232
Clarcor, Inc.	2,115	81,533
CLECO Corp.	3,525	61,053
Cognex Corp.*	5,875	131,306
Cognizant Technology Solutions Corp.*	7,755	188,911
Coherent, Inc.*	2,820	67,483
Cohu, Inc.	1,880	29,328
Coinstar, Inc.*	3,290	62,049
Colonial Properties Trust	1,880	66,157
Commerce Group, Inc.	2,115	76,563
Commercial Federal Corp.	3,995	84,694
Commercial Metals Co.	2,115	37,626
Commercial NET Lease Realty	3,995	68,874
Commonwealth Telephone Enterprises, Inc.*	1,410	61,998
Commscope, Inc.*	4,700	44,650
Community Bank System, Inc.	940	35,720
Comstock Resources, Inc.*	1,880	25,718
CONMED Corp.*	3,290	60,075
Connetics Corp.*	2,820	42,215
Consolidated Graphics, Inc.*	940	21,507
Cooper Companies, Inc.	3,525	122,564
Corinthian Colleges, Inc.*	4,465	216,865
Corixa Corp.*	3,760	29,065
Corn Products International, Inc.	3,055	91,742
Cornerstone Realty Income Trust, Inc.	4,230	30,921
Corporate Executive Board Co.*	3,760	153,483
Corporate Office Properties Trust	1,645	27,850
Corrections Corp. of America*	2,350	59,525
Cost Plus, Inc.*	2,350	83,801
Covance, Inc.*	4,935	89,324
Cray, Inc.*	5,640	44,556
Credence Systems Corp.*	5,640	47,771
Cree Research, Inc.*	6,815	110,948
Crompton Corp.	9,635	67,927
Cross Country Healthcare, Inc.*	2,820	37,196
Crown American Realty Trust	2,115	22,715
Crown Holdings, Inc.*	16,450	117,453
Cuno, Inc.*	1,410	50,929

Common Stocks, continued

	Shares	Value
Curtiss-Wright Corp.	940	$59,407
CV Therapeutics, Inc.*	2,820	83,641
Cyberonics, Inc.*	4,465	96,043
Cytec Industries, Inc.*	4,465	150,917
Daktronics, Inc.*	1,175	19,211
Datascope Corp.	940	27,758
Del Monte Foods Co.*	18,565	164,114
Delphi Financial Group, Inc.—Class A	1,175	54,990
Delta & Pine Land Co.	3,290	72,314
Denbury Resources, Inc.*	2,115	28,404
Dendrite International, Inc.*	3,055	39,348
Digital Insight Corp.*	3,055	58,198
Digital River, Inc.*	6,110	117,923
Dime Community Bancshares, Inc.	3,055	77,750
DIMON, Inc.	3,525	25,239
Dionex Corp.*	1,645	65,389
Documentum, Inc.*	6,815	134,051
Dollar Thrifty Automotive Group, Inc.*	2,115	39,233
DoubleClick, Inc.*	10,105	93,471
DQE, Inc.	7,285	109,785
Dress Barn, Inc.*	1,880	23,820
DRS Technologies, Inc.*	2,115	59,051
DSP Group, Inc.*	3,055	65,774
Duane Reade, Inc.*	2,115	31,196
DuPont Photomasks, Inc.*	3,290	61,951
Dycom Industries, Inc.*	4,230	68,949
E.piphany, Inc.*	5,405	27,620
EarthLink, Inc.*	10,575	83,437
East-West Bancorp, Inc.	4,465	161,364
Eastgroup Properties, Inc.	1,410	38,070
Echelon Corp.*	2,350	32,360
Eclipsys Corp.*	3,525	36,801
EDO Corp.	1,410	24,957
eFunds Corp.*	4,700	54,191
EGL, Inc.*	7,285	110,732
El Paso Electric Co.*	3,995	49,258
Electro Scientific Industries, Inc.*	5,640	85,502
Electronics for Imaging, Inc.*	5,170	104,899
ElkCorp	1,645	37,013
EMCOR Group, Inc.*	1,410	69,598
Empire District Electric Co.	1,880	40,890
Endo Pharmaceuticals Holdings, Inc.*	1,880	31,810
Energen Corp.	3,055	101,732
Engineered Support Systems, Inc.	1,175	49,174
Entegris, Inc.*	4,465	60,010
Enterasys Networks, Inc.*	13,630	41,299
Entertainment Properties Trust	2,115	60,806
Enzo Biochem, Inc.*	1,984	42,696
Enzon, Inc.*	5,875	73,555
EPIQ Systems, Inc.*	1,645	28,245
Equity One, Inc.	1,880	30,832
eResearch Technology, Inc.*	7,990	177,058
ESCO Technologies, Inc.*	1,175	51,700
eSPEED, Inc.—Class A*	2,350	46,436
ESS Technology, Inc.*	6,580	64,155
Essex Property Trust, Inc.	1,880	107,630
Esterline Technologies Corp.*	1,880	32,731
Evergreen Resources, Inc.*	2,350	127,629
Exar Corp.*	3,525	55,801
Exelixis, Inc.*	3,995	27,725
Extreme Networks, Inc.*	11,515	61,030

See accompanying notes to the financial statements.

80

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Exult, Inc.*	3,995	$34,237
F5 Networks, Inc.*	2,585	43,557
FactSet Research Systems, Inc.	2,350	103,518
Federal Realty Investment Trust	4,935	157,919
Federal Signal Corp.	4,700	82,579
FEI Co.*	2,820	52,903
FelCor Lodging Trust, Inc.	4,230	33,206
Ferro Corp.	3,290	74,124
Fidelity National Information Solutions, Inc.*	1,175	30,644
Filenet Corp.*	6,580	118,703
Financial Federal Corp.*	1,410	34,404
Finish Line, Inc.—Class A*	1,645	36,535
First BanCorp.	2,820	77,409
First Community Bancorp—Class A	940	29,300
First Financial Holdings, Inc.	1,175	31,772
First Niagara Financial Group, Inc.	2,350	32,806
First Republic Bank*	2,820	75,012
FirstFed Financial Corp.*	2,820	99,517
Flagstar Bancorp, Inc.	3,290	80,441
FLIR Systems, Inc.*	6,110	184,216
Florida Rock Industries, Inc.	1,645	67,906
Flowers Foods, Inc.	2,820	55,723
FMC Corp.*	2,820	63,817
Fossil, Inc.*	4,935	116,268
Foundry Networks, Inc.*	9,870	142,128
Fred’s, Inc.	2,585	96,110
Fremont General Corp.	4,935	67,610
Frontier Oil Corp.	2,350	35,720
FTI Consulting, Inc.*	3,177	79,330
FuelCell Energy, Inc.*	5,170	42,342
G & K Services, Inc.	1,880	55,648
Gables Residential Trust	2,820	85,249
Gardner Denver, Inc.*	1,410	28,849
Gartner Group, Inc.*	7,050	53,439
Genesco, Inc.*	1,880	33,276
Genesis Microchip, Inc.*	3,055	41,365
Genlyte Group, Inc.*	940	32,872
Genta, Inc.*	3,525	46,953
Georgia Gulf Corp.	3,055	60,489
Getty Realty Corp.	1,410	31,471
Glenborough Realty Trust, Inc.	2,585	49,503
Glimcher Realty Trust	2,585	57,904
Global Industries, Ltd.*	5,640	27,185
GlobespanVirata, Inc.*	9,870	81,428
Gold Banc Corp., Inc.	4,700	49,397
Granite Construction, Inc.	2,820	54,031
Great Lakes Chemical Corp.	3,760	76,704
Great Lakes REIT, Inc.	1,880	30,080
Grey Wolf, Inc.*	14,100	56,964
Griffon Corp.*	2,350	37,600
Group 1 Automotive, Inc.*	1,645	53,314
Guitar Center, Inc.*	1,880	54,520
Gymboree Corp.*	2,115	35,490
Haemonetics Corp.*	1,410	26,367
Hain Celestial Group, Inc.*	1,880	30,061
Hancock Fabrics, Inc.	1,645	26,567
Handleman Co.*	2,115	33,840
Hanover Compressor Co.*	5,170	58,421
Harbor Florida Bancshares, Inc.	1,880	45,045
Harland (John H.) Co.	3,055	79,919

Common Stocks, continued

	Shares	Value
Headwaters, Inc.*	3,055	$44,878
Health Care REIT, Inc.	3,995	121,848
Healthcare Realty Trust, Inc.	3,760	109,604
Heartland Express, Inc.*	3,760	83,660
Hecla Mining Co.*	7,285	30,816
Heritage Property Investment Trust	1,880	50,910
Hilb, Rogal & Hamilton Co.	3,055	103,991
Hollywood Entertainment Corp.*	7,520	129,344
Home Properties of New York, Inc.	3,055	107,658
Hooper Holmes, Inc.	4,465	28,755
Horace Mann Educators Corp.	3,290	53,068
Hot Topic, Inc.*	6,580	177,067
Houston Exploration Co.*	940	32,618
Hovnanian Enterprises—Class A*	2,115	124,679
HRPT Properties Trust	11,280	103,776
Hughes Supply, Inc.	2,115	73,391
Hutchinson Technology, Inc.*	5,405	177,769
Hydril Co.*	940	25,615
Hyperion Solutions Corp.*	3,995	134,871
ICU Medical, Inc.*	1,175	36,601
Identix, Inc.*	7,050	44,768
IDEX Corp.	2,585	93,680
IDEXX Laboratories, Inc.*	6,110	205,784
IDX Systems Corp.*	1,410	21,883
IGEN International, Inc.*	2,350	73,790
IHOP Corp.	1,645	51,933
ILEX Oncology, Inc.*	2,820	54,736
Imagistics International, Inc.*	1,645	42,441
Imation Corp.	940	35,551
ImClone Systems, Inc.*	6,580	208,060
Immucor, Inc.*	940	20,483
IMPAC Mortgage Holdings, Inc.	4,465	74,521
INAMED Corp.*	1,645	88,320
Independent Bank Corp.	940	21,235
Informatica Corp.*	5,405	37,349
Insight Communications Co., Inc.*	4,230	55,751
Insight Enterprises, Inc.*	3,525	35,462
Insituform Technologies, Inc.—Class A*	2,115	37,393
Integra LifeSciences Holdings*	3,525	92,990
Inter-Tel, Inc.	2,115	44,880
Interdigital Communications Corp.*	4,700	109,839
Intergraph Corp.*	7,755	166,732
Intermagnetics General Corp.*	1,410	27,974
InterMune, Inc.*	2,350	37,859
International Multifoods Corp.*	1,410	32,303
Internet Security Systems, Inc.*	3,290	47,672
Interstate Bakeries Corp.	3,760	47,752
Invacare Corp.	2,115	69,795
Invision Technologies, Inc.*	1,410	35,039
Iomega Corp.*	4,465	47,329
Ionics, Inc.*	1,645	36,799
Irwin Financial Corp.	2,115	54,779
Itron, Inc.*	2,350	50,666
ITT Educational Services, Inc.*	4,700	137,475
J.B. Hunt Transport Services, Inc.*	2,585	97,584
Jack in the Box, Inc.*	3,055	68,127
Jacuzzi Brands, Inc.*	5,640	29,836
JAKKS Pacific, Inc.*	2,820	37,478
Jarden Corp.*	940	26,010
JDA Software Group, Inc.*	5,405	60,482

See accompanying notes to the financial statements.

81

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Jefferies Group, Inc.	2,350	$117,007
JM Smucker Co.	3,995	159,361
Jo-Ann Stores, Inc.—Class A*	1,880	47,564
Journal Register Co.*	2,585	46,763
Joy Global, Inc.*	3,995	59,006
K-Swiss, Inc.—Class A	940	32,449
K-V Pharmaceutical Co.*	1,880	52,264
Kansas City Southern Industries, Inc.*	5,405	65,022
Kaydon Corp.	3,055	63,544
Keane, Inc.*	4,700	64,061
Kellwood Co.	2,585	81,763
Kelly Services, Inc.—Class A	1,410	33,065
Kennametal, Inc.	3,055	103,381
Key Energy Group*	9,870	105,807
Kilroy Realty Corp.	2,350	64,625
Kirby Corp.*	1,645	46,389
Knight Trading Group, Inc.*	20,445	127,168
Knight Transportation, Inc.*	2,820	70,218
Koger Equity, Inc.	1,645	28,343
Kopin Corp.*	5,875	35,955
Korn/Ferry International*	3,290	26,649
Kroll, Inc.*	2,350	63,591
Kronos, Inc.*	3,055	155,225
La Quinta Corp.*	11,750	50,643
Laclede Group, Inc.	1,645	44,086
LandAmerica Financial Group, Inc.	1,645	78,138
Landauer, Inc.	705	29,490
Landry’s Restaurants, Inc.	2,115	49,914
Landstar System, Inc.*	1,410	88,619
Lattice Semiconductor Corp.*	7,990	65,758
Legato Systems, Inc.*	7,990	67,036
Lennox International, Inc.	3,760	48,391
Lexington Corporate Properties Trust	2,350	41,595
Libbey, Inc.	1,410	32,007
Liberty Corp.	1,645	69,913
Ligand Pharmaceuticals, Inc.—Class B*	4,935	67,067
Lincoln Electric Holdings, Inc.	2,820	57,556
Linens ‘n Things, Inc.*	4,465	105,419
Littelfuse, Inc.*	1,645	36,782
LNR Property Corp.	2,115	79,101
Lone Star Steakhouse & Saloon, Inc.	1,410	30,696
Lone Star Technologies, Inc.*	2,585	54,750
Longs Drug Stores Corp.	2,820	46,812
Longview Fibre Co.	4,230	34,686
Louisiana-Pacific Corp.*	10,105	109,538
LTX Corp.*	4,700	40,514
M.D.C. Holdings, Inc.	2,476	119,541
M/I Schottenstein Homes, Inc.	1,175	50,149
Macdermid, Inc.	2,350	61,805
Macerich Co.	5,170	181,621
Macrovision Corp.*	4,230	84,262
MAF Bancorp, Inc.	1,880	69,692
Magnum Hunter Resources, Inc.*	4,230	33,798
Manhattan Associates, Inc.*	2,350	61,030
Manitowoc Co.	2,350	52,405
Manufactured Home Communities, Inc.	1,645	57,756
Martek Biosciences Corp.*	1,880	80,727
Marvel Enterprises, Inc.*	4,230	80,793
MascoTech, Inc. (a)*	1,386	0
Massey Energy Co.	5,405	71,076

Common Stocks, continued

	Shares	Value
Maverick Tube Corp.*	3,290	$63,004
Maximus, Inc.*	1,410	38,958
Maxtor Corp.*	20,210	151,777
McDATA Corp.—Class A*	10,810	158,582
Mediacom Communications Corp.*	7,520	74,222
MEMC Electronic Materials, Inc.*	4,700	46,060
Mentor Corp.	6,580	127,520
Mentor Graphics Corp.*	10,340	149,723
Mercury Computer Systems, Inc.*	2,585	46,944
Merit Medical Systems, Inc.*	1,175	23,477
Meritage Corp.*	705	34,728
Methode Electronics, Inc.—Class A	2,820	30,315
MFA Mortgage Investments, Inc.	3,995	40,110
MGI Pharma, Inc.*	2,115	54,207
Micromuse, Inc.*	7,050	56,330
Micros Systems, Inc.*	1,410	46,502
Microsemi Corp.*	2,350	37,600
Mid-America Apartment Communities, Inc.	1,410	38,084
Mid-Atlantic Realty Trust	1,645	34,446
Millennium Chemicals, Inc.	5,640	53,636
Mills Corp.	2,820	94,611
Mine Safety Appliances Co.	705	30,752
Minerals Technologies, Inc.	1,880	91,481
Modine Manufacturing Co.	2,585	50,071
Monaco Coach Corp.*	2,115	32,423
Moog, Inc.—Class A*	1,175	40,831
Moore Wallace, Inc.*	1,170	17,176
Movie Gallery, Inc.*	1,410	26,015
MPS Group, Inc.*	7,990	54,971
Mueller Industries, Inc.*	2,820	76,450
Mykrolis Corp.*	3,290	33,394
Myriad Genetics, Inc.*	15,275	207,893
NACCO Industries, Inc.—Class A	470	27,702
National Health Investors, Inc.	2,115	39,001
National Penn Bancshares, Inc.	1,645	46,192
Nationwide Health Properties, Inc.	4,935	78,615
Nautica Enterprises, Inc.*	2,115	27,135
Nautilus Goup, Inc.	2,585	32,054
Navigant Consulting Co.*	3,760	44,556
NBTY, Inc.*	3,995	84,135
NCI Building Systems, Inc.*	1,645	27,472
NCO Group, Inc.*	1,645	29,462
NDCHealth Corp.	2,820	51,747
Nektar Therapeutics*	5,405	49,888
Net.B@nk, Inc.	15,040	197,926
NetIQ Corp.*	4,230	65,396
NetScreen Technologies, Inc.*	1,645	37,095
Neurocrine Biosciences, Inc.*	4,465	222,981
New Century Financial Corp.	1,880	82,062
New England Business Services, Inc.	1,175	35,250
New Jersey Resources Corp.	2,820	100,110
Newpark Resources, Inc.*	6,110	33,483
Newport Corp.*	3,290	48,692
Nextel Partners, Inc.—Class A*	6,580	48,034
Nordson Corp.	1,880	44,838
Northwest Natural Gas Co.	2,820	76,845
Novell, Inc.*	31,490	96,989
Noven Pharmaceuticals, Inc.*	2,350	24,064
NPS Pharmaceuticals, Inc.*	3,290	80,079
Nu Skin Enterprises, Inc.	3,995	41,748

See accompanying notes to the financial statements.

82

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
NUI Corp.	1,410	$21,883
O’Charley’s, Inc.*	1,410	30,357
Oceaneering International, Inc.*	2,115	54,038
OceanFirst Financial Corp.	940	22,964
Odyssey Healthcare, Inc.*	1,410	52,170
Odyssey Re Holdings Corp.	1,410	29,751
OfficeMax, Inc.*	9,870	64,649
Offshore Logistics, Inc.*	1,880	40,890
Ohio Casualty Corp.*	4,465	58,849
Olin Corp.	5,170	88,407
OmniVision Technologies, Inc.*	1,880	58,656
ONEOK, Inc.	8,460	166,069
Openwave Systems, Inc.*	15,510	30,245
Orbital Sciences Corp.*	3,760	27,448
Oriental Financial Group, Inc.	2,350	60,372
OshKosh B’Gosh, Inc.—Class A	940	25,380
Oshkosh Truck Corp.	1,410	83,641
OSI Pharmaceuticals, Inc.*	3,290	105,971
Overseas Shipholding Group, Inc.	2,350	51,724
Overture Services, Inc.*	4,700	85,211
Owens & Minor, Inc.	3,055	68,279
P.F. Chang’s China Bistro, Inc.*	3,290	161,900
Pacific Capital Bancorp	3,055	107,078
Pacific Sunwear of California, Inc.*	4,465	107,562
PacifiCare Health Systems, Inc.*	2,820	139,110
Palm, Inc.*	2,350	38,235
Pan Pacific Retail Properties	3,995	157,203
Panera Bread Co.*	4,700	187,999
Papa John’s International, Inc.*	1,175	32,959
Parametric Technology Corp.*	22,090	67,375
PAREXEL International Corp.*	2,115	29,504
Park Electrochemical Corp.	1,645	32,818
Parkway Properties, Inc.	705	29,645
Patina Oil & Gas Corp.	2,641	84,908
Paxar Corp.*	2,820	31,020
Payless ShoeSource, Inc.*	9,870	123,374
Pediatrix Medical Group, Inc.*	1,880	67,022
Pegasus Systems, Inc.*	2,115	34,369
Penn National Gaming, Inc.*	3,290	67,610
Penn Virginia Corp.	705	30,315
Pennsylvania REIT	1,410	42,230
Pep Boys-Manny, Moe & Jack	4,230	57,147
Perrigo Co.	5,875	91,885
PFF Bancorp, Inc.	940	36,331
Pharmaceutical Resources, Inc.*	235	11,435
Philadelphia Consolidated Holding Corp.*	1,645	66,458
Phillips-Van Heusen Corp.	2,115	28,827
Photon Dynamics, Inc.*	4,230	116,874
Photronics, Inc.*	4,935	86,116
Piedmont Natural Gas Company, Inc.	3,055	118,565
Pinnacle Systems, Inc.*	8,460	90,522
Pixelworks, Inc.*	3,760	22,334
Plains Exploration & Production Co.*	1,147	12,399
Plains Resources, Inc.*	2,115	29,927
Plantronics, Inc.*	3,760	81,479
Plexus Corp.*	7,990	92,125
PMA Capital Corp.—Class A	3,760	47,263
PNM Resources, Inc.	3,290	88,008
PolyMedica Corp.	705	32,282
PolyOne Corp.	6,815	30,327

Common Stocks, continued

	Shares	Value
Port Financial Corp.	1,175	$63,309
Possis Medical, Inc.*	1,410	19,345
Post Properties, Inc.	3,760	99,640
Potlatch Corp.	2,585	66,564
Power Integrations, Inc.*	2,820	68,582
Power-One, Inc.*	8,225	58,809
Powerwave Technologies, Inc.*	8,930	55,991
Pre-Paid Legal Services, Inc.*	1,410	34,587
Prentiss Properties Trust	3,760	112,762
PRG-Schultz International, Inc.*	3,525	20,798
Price Communications Corp.*	4,230	54,609
PRIMEDIA, Inc.*	11,515	35,121
Priority Healthcare Corp.—Class B*	2,115	39,233
ProAssurance Corp.*	2,115	57,084
Progress Software Corp.*	2,350	48,716
ProQuest Co.*	1,645	42,441
Prosperity Bancshares, Inc.	1,175	22,619
Protein Design Labs, Inc.*	10,575	147,839
Provident Bankshares Corp.	2,350	59,714
Province Healthcare Co.*	4,700	52,029
PS Business Parks, Inc.	940	33,182
PSS World Medical, Inc.*	6,110	35,133
Pulitzer, Inc.	940	46,455
Quanex Corp.	1,410	41,905
Quantum Corp.*	12,220	49,491
Quest Software, Inc.*	3,290	39,151
Quicksilver Resources, Inc.*	940	22,513
Quiksilver, Inc.*	4,700	77,503
R & G Finanical Corp.—Class B	1,410	41,877
RAIT Investment Trust	1,645	43,593
Ralcorp Holdings, Inc.*	2,585	64,522
Rambus, Inc.*	6,580	109,031
Range Resources Corp.*	4,465	27,996
RARE Hospitality International, Inc.*	1,880	61,438
Rayovac Corp.*	2,820	36,519
Realty Income Corp.	3,055	116,334
Red Hat, Inc.*	12,925	97,842
Redwood Trust, Inc.	940	37,515
Regal-Beloit Corp.	1,880	35,908
Regeneron Pharmaceuticals, Inc.*	3,055	48,116
Regis Corp.	6,815	197,975
RehabCare Group, Inc.*	1,410	20,657
Reliance Steel & Aluminum Co.	2,115	43,781
REMEC, Inc.*	4,700	32,712
Remington Oil & Gas Corp.*	1,880	34,554
ResMed, Inc.*	2,820	110,544
Resources Connection, Inc.*	1,645	39,250
Respironics, Inc.*	3,525	132,258
RFS Hotel Investors, Inc.	2,350	28,952
Right Management Consultants, Inc.*	1,645	20,809
RLI Corp.	1,410	46,389
Roadway Corp.	1,645	46,932
Rogers Corp.*	1,410	46,953
Rollins, Inc.	1,175	22,149
Roper Industries, Inc.	3,055	113,646
Roto-Rooter, Inc.	940	35,899
RSA Security, Inc.*	4,465	47,999
Ruddick Corp.	2,820	44,330
Russ Berrie & Co., Inc.	1,410	51,479
Russell Corp.	2,115	40,185

See accompanying notes to the financial statements.

83

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Ryan’s Family Steak Houses, Inc.*	3,760	$52,640
S1 Corp.*	5,875	23,735
Sandisk Corp.*	5,640	227,573
SangStat Medical Corp.*	16,920	221,482
Saxon Capital, Inc.*	2,350	40,843
Scansoft, Inc.*	4,935	26,797
School Specialty, Inc.*	2,115	60,193
Schulman (A.), Inc.	4,700	75,482
Schweitzer-Mauduit International, Inc.	1,410	34,037
SCP Pool Corp.*	2,350	80,840
Seacoast Financial Services Corp.	2,115	41,877
SEACOR SMIT, Inc.*	2,115	77,176
Select Medical Corp.*	1,410	35,010
Selective Insurance Group, Inc.	2,115	52,981
Senior Housing Properties Trust	3,995	54,172
Sensient Technologies Corp.	3,760	86,442
Sepracor, Inc.*	6,345	114,400
SERENA Software, Inc.*	2,115	44,161
Service Corporation International*	24,675	95,492
Shopko Stores, Inc.*	2,585	33,605
Shuffle Master, Inc.*	4,465	131,225
Shurgard Storage Centers, Inc.—Class A	3,525	116,607
Sierra Health Services, Inc.*	2,350	47,000
Sierra Pacific Resources*	8,930	53,044
Silicon Graphics, Inc.*	15,980	18,217
Silicon Image, Inc.*	4,935	27,537
Silicon Laboratories, Inc.*	2,820	75,125
Simpson Manufacturing Co., Inc.*	1,410	51,606
Sinclair Broadcast Group—Class A*	3,760	43,654
Skyworks Solutions, Inc.*	11,985	81,138
SL Green Realty Corp.	3,760	131,186
Smith (A.O.) Corp.	1,410	39,692
Sola International, Inc.*	1,880	32,712
Solutia, Inc.	8,695	18,955
Sonic Corp.*	3,290	83,665
Sonus Networks, Inc.*	15,275	76,833
Sotheby’s Holdings, Inc.—Class A*	3,760	27,974
Sourcecorp*	1,410	30,456
South Financial Group, Inc.	7,990	186,406
Southern Peru Copper Corp.	1,175	17,978
Southern Union Co.*	3,525	59,714
Southwest Bancorporation of Texas, Inc.*	5,170	168,076
Southwest Gas Corp.	2,820	59,728
Southwestern Energy Co.*	2,350	35,274
Sovran Self Storage, Inc.	1,175	37,013
Spanish Broadcasting System, Inc.*	4,935	40,220
Spartech Corp.	1,175	24,922
Speedway Motorsports, Inc.	1,175	31,490
Spherion Corp.*	4,935	34,298
Spinnaker Exploration Co.*	2,115	55,413
SPS Technologies, Inc.	940	25,418
St. Mary Land & Exploration Co.	2,585	70,571
Stage Stores, Inc.*	1,880	44,180
Standard Pacific Corp.	3,290	109,096
Standard Register Co.	1,410	23,237
StarTek, Inc.*	940	24,722
Staten Island Bancorp, Inc.	4,935	96,134
Station Casinos, Inc.*	6,110	154,277
Steel Dynamics, Inc.*	2,820	38,634
Stericycle, Inc.	3,055	117,556

Common Stocks, continued

	Shares	Value
Sterling Bancshares, Inc.	3,525	$46,107
Sterling Financial Corp.*	1,221	29,744
Stewart & Stevenson Services, Inc.	2,350	37,013
Stewart Enterprises, Inc.—Class A*	7,990	34,357
Stewart Information Services Corp.*	1,645	45,813
Stone Energy Corp.*	1,880	78,810
Strayer Education, Inc.	940	74,683
Stride Rite Corp.	3,055	30,428
Summit Properties, Inc.	1,880	38,822
Sunrise Assisted Living, Inc.*	1,645	36,815
Superior Energy Services, Inc.*	4,230	40,100
Superior Industries International, Inc.	3,055	127,394
SureWest Communications	1,175	35,544
SurModics, Inc.*	3,760	114,680
Susquehanna Bancshares, Inc.	3,525	82,309
Swift Energy Co.*	2,115	23,265
Sybron Dental Special, Inc.*	3,290	77,644
Sycamore Networks, Inc.*	13,395	51,303
Sylvan Learning Systems, Inc.*	6,110	139,552
Symyx Technologies, Inc.*	2,350	38,352
Take-Two Interactive Software, Inc.*	4,230	119,878
Taubman Centers, Inc.	3,055	58,534
Techne Corp.*	6,110	185,377
Technitrol, Inc.*	3,525	53,051
Tecumseh Products Co.	1,645	63,020
Tekelec*	4,230	47,799
Teledyne Technologies, Inc.*	2,585	33,864
Telik, Inc.*	2,820	45,317
Tennant Co.	705	25,909
Terex Corp.*	3,525	68,808
Tesoro Petroleum Corp.*	5,640	38,803
Tetra Tech, Inc.*	4,230	72,460
TETRA Technologies, Inc.*	1,175	34,839
Texas Industries, Inc.	1,880	44,744
Texas Regional Bancshares, Inc.—Class A	2,115	73,391
The Medicines Co.*	2,350	46,272
The Men’s Wearhouse, Inc.*	2,585	56,482
The Topps Company, Inc.*	3,055	26,242
Thomas & Betts Corp.*	3,760	54,332
Thor Industries, Inc.	1,410	57,556
Thoratec Corp.*	4,230	63,027
Thornburg Mortgage Asset Corp.	6,110	150,917
THQ, Inc.*	5,875	105,750
Tibco Software, Inc.*	6,815	34,688
Tom Brown, Inc.*	3,055	84,898
Too, Inc.*	4,230	85,658
Toro Co.	2,350	93,413
Town & Country Trust	1,410	32,783
Tractor Supply Co.*	1,410	67,328
Tredegar Corp.	2,115	31,704
Triad Guaranty, Inc.*	705	26,755
Triarc Cos., Inc.*	1,175	35,238
Trimble Navigation, Ltd.*	2,115	48,497
Trimeris, Inc.*	1,880	85,878
Trinity Industries, Inc.	3,290	60,898
TriQuint Semiconductor, Inc.*	11,750	48,880
Triumph Group, Inc.*	1,410	39,720
Tuesday Morning Corp.*	1,645	43,264
Tupperware Corp.	4,465	64,117
U.S. Restaurant Properties, Inc.	2,350	36,895

See accompanying notes to the financial statements.

84

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
UCBH Holdings, Inc.	6,110	$175,234
UGI Corp.	4,230	134,091
UICI*	3,290	49,580
UIL Holdings Corp.	1,175	47,646
Ultratech Stepper, Inc.*	2,115	39,106
Umpqua Holdings Corp.	2,585	49,089
Unifi, Inc.*	4,230	26,226
Unisource Energy Corp.	2,350	44,180
Unit Corp.*	3,290	68,794
United Defense Industries, Inc.*	1,880	48,767
United Natural Foods, Inc.*	1,645	46,290
United Online, Inc.*	1,880	47,639
United Stationers, Inc.*	3,055	110,499
United Surgical Partners International, Inc.*	4,935	111,482
United Therapeutics Corp.*	1,410	30,710
Universal Compression Holdings, Inc.*	1,410	29,413
Universal Corp.	2,350	99,405
Universal Health Realty Income Trust	940	25,380
Urban Outfitters, Inc.*	2,115	75,929
US Oncology, Inc.*	5,875	43,416
USEC, Inc.	7,990	56,089
USF Corp.	2,585	69,717
Valhi, Inc.	2,115	20,346
Valmont Industries, Inc.	1,175	22,866
Varian Semiconductor Equipment Associates, Inc.*	4,700	139,871
Varian, Inc.*	3,055	105,917
VCA Antech, Inc.*	1,880	36,792
Vector Group, Ltd.	1,880	32,900
Veeco Instruments, Inc.*	6,580	112,057
Ventana Medical Systems, Inc.*	1,175	31,937
Ventas, Inc.	7,285	110,368
Verity, Inc.*	5,170	65,452
Viasys Healthcare, Inc.*	2,350	48,645
Vignette Corp.*	19,740	41,059
Vintage Petroleum, Inc.	4,230	47,714
VISX, Inc.*	4,230	73,391
Vitesse Semiconductor Corp.*	17,155	84,403
W Holding Co., Inc.	3,760	63,619
W-H Energy Services, Inc.*	2,115	41,200
Wabtec Corp.	3,055	42,495
Walter Industries, Inc.	2,350	27,613
Washington REIT	3,525	95,880
Waste Connections, Inc.*	2,585	90,604
Watsco, Inc.	1,645	27,241
Watson Wyatt & Company Holdings*	1,645	38,131
Watts Industries, Inc.—Class A	1,410	25,169
Wausau-Mosinee Paper Corp.	3,290	36,848
Waypoint Financial Corp.	3,290	59,352
WD-40 Co.	1,410	40,256
WebEx Communications, Inc.*	2,585	36,061
webMethods, Inc.*	3,995	32,479
Websense, Inc.*	1,880	29,441
Wellman, Inc.	2,820	31,584
Werner Enterprises, Inc.	3,760	79,712
Westar Energy, Inc.	6,345	102,979
Western Digital Corp.*	16,215	167,014
Western Gas Resources, Inc.	1,645	65,142
Westport Resources Corp.*	1,880	42,770

Common Stocks, continued

	Shares	Value
WGL Holdings, Inc.	5,170	$138,038
Wilson Greatbatch Technologies, Inc.*	2,115	76,352
Winnebago Industries, Inc.	1,175	44,533
Wintrust Financial Corp.	1,410	41,736
WMS Industries, Inc.*	2,115	32,973
Wolverine World Wide, Inc.	3,760	72,418
Woodward Governor Co.	705	30,315
Worthington Industries, Inc.	6,580	88,171
WPS Resources Corp.	4,935	198,387
Wright Medical Group, Inc.*	1,410	26,790
WSFS Financial Corp.	1,880	72,192
XM Satellite Radio Holdings, Inc.— Class A*	8,460	93,482
Yankee Candle Co., Inc.*	2,350	54,567
Yellow Corp.*	5,170	119,686
Zoll Medical Corp.*	705	23,660
Zoran Corp.*	3,290	63,201

TOTAL COMMON STOCKS		51,583,182

Warrant (0.0%)
Microstrategy, Inc.	3,674	735

TOTAL WARRANT		735

Convertible Bond (0.3%)

	Principal Amount
Microstrategy, Inc., 7.50%, 06/24/07	$155,600	181,274

TOTAL CONVERTIBLE BOND		181,274

Federal Home Loan Bank (14.1%)
Federal Home Loan Bank, 0.51%, 07/01/03	8,606,000	8,605,880

TOTAL FEDERAL HOME LOAN BANK		8,605,880

TOTAL INVESTMENTS (Cost $55,583,310)(b) —99.2%		60,371,071
Net other assets (liabilities)—0.8%		476,564

NET ASSETS—100.0%		$60,847,635

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
Russell 2000 Futures Contract expiring September 2003 (Underlying face amount at value $41,208,600)	183	$(487,740)

See accompanying notes to the financial statements.

85

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
Russell 2000 Index Swap Agreements expiring 08/27/03-09/26/03 (Underlying notional amount at value $29,130,268)	64,969	$(36,418)

*	Non-income producing security
(a)	Escrowed security
(b)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$5,484,320
Unrealized depreciation	(696,559)

Net unrealized appreciation/depreciation	$4,787,761

The ProFund VP UltraSmall-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.1%
Aerospace/Defense	0.7%
Agriculture	0.4%
Airlines	0.2%
Apparel	0.8%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.4%
Banks	3.6%
Biotechnology	1.8%
Building Materials	0.6%
Chemicals	2.2%
Coal	0.3%
Commercial Services	3.8%
Computers	4.2%
Distribution/Wholesale	0.6%
Diversified Financial Services	1.0%
Electric	1.6%
Electrical Components & Equipment	0.7%
Electronics	2.3%
Energy—Alternate Sources	0.1%
Engineering & Construction	0.4%

Entertainment	0.8%
Environmental Control	0.6%
Food	1.6%
Forest Products & Paper	0.5%
Gas	1.8%
Hand/Machine Tools	0.4%
Healthcare—Products	3.5%
Healthcare—Services	1.7%
Holding Companies—Diversified	0.0%
Home Builders	1.1%
Household Products/Wares	1.0%
Housewares	0.2%
Insurance	1.4%
Internet	2.7%
Investment Companies	0.3%
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.6%
Machinery—Construction & Mining	0.2%
Machinery—Diversified	1.2%
Manufacturing	1.4%
Media	0.8%
Metal Fabricate/Hardware	0.6%
Mining	0.2%
Office/Business Equipment	0.1%
Oil & Gas	2.3%
Oil & Gas Services	1.1%
Packaging & Containers	0.2%
Pharmaceuticals	3.9%
Pipelines	0.2%
Real Estate	0.2%
Real Estate Investment Trust	7.6%
Retail	5.9%
Savings & Loans	1.8%
Semiconductors	3.5%
Software	3.9%
Telecommunications	2.6%
Textiles	0.4%
Toys/Games/Hobbies	0.3%
Transportation	2.1%
Water	0.1%
Other	14.9%

See accompanying notes to the financial statements.

86

PROFUNDS VP

ProFund VP UltraSmall-Cap

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $55,583,310)	$60,371,071
Cash	11,129
Segregated cash balances with brokers for futures contracts	3,054,225
Dividends and interest receivable	54,710
Receivable for investments sold	5,482,837
Receivable for capital shares issued	2,429
Prepaid expenses	771

Total Assets	68,977,172

Liabilities:
Payable for capital shares redeemed	7,949,101
Unrealized depreciation on swap agreements	36,418
Variation margin on futures contracts	23,950
Advisory fees payable	41,000
Management services fees payable	8,200
Administration fees payable	2,716
Administrative services fees payable	27,345
Distribution fees payable	14,655
Other accrued expenses	26,152

Total Liabilities	8,129,537

Net Assets	$60,847,635

Net Assets consist of:
Capital	$99,319,421
Accumulated net investment income/(loss)	(110,715)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(42,624,674)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	4,263,603

Net Assets	$60,847,635

Shares of Beneficial Interest Outstanding	3,128,734

Net Asset Value (offering and redemption price per share)	$19.45

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$122,944
Dividends	113,319

Total Investment Income	236,263

Expenses:
Advisory fees	140,221
Management services fees	28,044
Administration fees	11,669
Administrative services fees	88,691
Distribution fees	46,594
Custody fees	23,226
Fund accounting fees	15,754
Transfer agent fees	12,534
Other fees	17,714

Total Gross Expenses before reductions	384,447
Less Expenses reduced by the Advisor	(15,105)

Total Net Expenses	369,342

Net Investment Income/(Loss)	(133,079)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	(398,852)
Net realized gains (losses) on futures contracts and swap agreements	7,182,629
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	4,731,986

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	11,515,763

Change in Net Assets Resulting from Operations	$11,382,684

See accompanying notes to the financial statements.

87

PROFUNDS VP

ProFund VP UltraSmall-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(133,079)	$(322,840)
Net realized gains (losses) on investments, futures contracts and swap agreements	6,783,777	(12,936,146)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swaps agreements	4,731,986	(12,513,542)

Change in net assets resulting from operations	11,382,684	(25,772,528)

Capital Transactions:
Proceeds from shares issued	222,850,375	914,822,517
Cost of shares redeemed	(203,946,395)	(947,529,845)

Change in net assets resulting from capital transactions	18,903,980	(32,707,328)

Change in net assets	30,286,664	(58,479,856)
Net Assets:
Beginning of period	30,560,971	89,040,827

End of period	$60,847,635	$30,560,971

Share Transactions:
Issued	13,570,182	45,257,718
Redeemed	(12,529,225)	(46,661,053)

Change in shares	1,040,957	(1,403,335)

See accompanying notes to the financial statements.

88

PROFUNDS VP

ProFund VP UltraSmall-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the year ended December 31, 2000		For the period October 18, 1999(a) through December 31, 1999
	(Unaudited)
Net Asset Value, Beginning of Period	$14.64		$25.51		$27.61		$35.99		$30.00

Net investment income/(loss)	(0.06	)(b)	(0.16	)(b)	(0.17	)(b)	(0.04	)(b)	0.06	(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swaps agreements	4.87		(10.71)		(1.93)		(7.90)		5.93

Total income/(loss) from investment operations	4.81		(10.87)		(2.10)		(7.94)		5.99

Distributions to Shareholders From:
Net investment income	—		—		—		(0.02)		—
Net realized gains on investments and futures contracts	—		—		—		(0.42)		—

Total distributions	—		—		—		(0.44)		—

Net Asset Value, End of Period	$19.45		$14.64		$25.51		$27.61		$35.99

Total Return	32.86	%(c)	(42.61)%		(7.61)%		(22.14)%		19.97	%(c)
Ratios/Supplemental Data:
Net assets, end of period	$60,847,635		$30,560,971		$89,040,827		$33,387,952		$9,803,920
Ratio of net expenses to average net assets	1.97	%(d)	1.98%		2.11%		1.95%		1.70	%(d)
Ratio of net investment income/(loss) to average net assets	(0.71	)%(d)	(0.78)%		(0.69)%		(0.12)%		1.75	%(d)
Ratio of gross expenses to average net assets	2.05	%(d)	2.15%		2.11%		2.24%		2.53	%(d)
Portfolio turnover(e)	215%		1,511%		842%		1,971%		686%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

89

PROFUNDS VP ProFund VP UltraOTC (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (81.9%)

	Shares	Value
ADC Telecommunications, Inc.*	53,654	$124,907
Adobe Systems, Inc.	12,159	389,939
Altera Corp.*	28,757	471,615
Amazon.com, Inc.*	13,896	507,065
American Power Conversion Corp.*	10,615	165,488
Amgen, Inc.*	32,231	2,141,428
Apollo Group, Inc.—Class A*	9,457	584,064
Apple Computer, Inc.*	27,213	520,313
Applied Materials, Inc.*	45,934	728,513
BEA Systems, Inc.*	19,879	215,886
Bed Bath & Beyond, Inc.*	21,230	823,936
Biogen, Inc.*	9,843	374,034
Biomet, Inc.	18,528	531,012
Broadcom Corp.—Class A*	10,229	254,804
Brocade Communications Systems, Inc.*	13,896	81,847
C.H. Robinson Worldwide, Inc.	4,439	157,851
CDW Corp.*	4,632	212,146
Cephalon, Inc.*	2,702	111,214
Check Point Software Technologies, Ltd.*	12,931	252,801
Chiron Corp.*	13,896	607,533
CIENA Corp.*	27,599	143,239
Cintas Corp.	11,001	389,875
Cisco Systems, Inc.*	134,135	2,238,713
Citrix Systems, Inc.*	10,422	212,192
Comcast Corp.—Special Class A*	50,759	1,531,907
Compuware Corp.*	12,545	72,385
Comverse Technology, Inc.*	10,422	156,643
Costco Wholesale Corp.*	12,931	473,275
Dell Computer Corp.*	50,566	1,616,089
DENTSPLY International, Inc.	4,053	165,768
Dollar Tree Stores, Inc.*	5,790	183,717
eBay, Inc.*	12,738	1,327,046
EchoStar Communications Corp.— Class A*	13,510	467,716
Electronic Arts, Inc.*	7,913	585,483
Ericsson (LM) Telephone Co.—ADR*	6,369	67,702
Expeditors International of Washington, Inc.	5,404	187,194
Express Scripts, Inc.—Class A*	3,667	250,529
Fastenal Co.	3,860	131,008
First Health Group Corp.*	5,211	143,824
Fiserv, Inc.*	12,931	460,473
Flextronics International, Ltd.*	30,301	314,828
Gentex Corp.*	4,246	129,970
Genzyme Corp.—General Division*	14,475	605,055
Gilead Sciences, Inc.*	10,615	589,982
Henry Schein, Inc.*	2,123	111,118
Human Genome Sciences, Inc.*	6,948	88,379
ICOS Corp.*	3,281	120,577
IDEC Pharmaceuticals Corp.*	9,071	308,414
Intel Corp.	122,362	2,543,172
InterActiveCorp*	27,985	1,107,366
Intuit, Inc.*	13,896	618,789
Invitrogen Corp.*	2,509	96,270
JDS Uniphase Corp.*	85,885	301,456
Juniper Networks, Inc.*	13,317	164,731
KLA-Tencor Corp.*	12,352	574,244
Lamar Advertising Co.*	4,439	156,297

Common Stocks, continued

	Shares	Value
Lincare Holdings, Inc.*	5,404	$170,280
Linear Technology Corp.	22,388	721,117
Maxim Integrated Products, Inc.	24,318	831,432
MedImmune, Inc.*	14,475	526,456
Mercury Interactive Corp.*	4,825	186,293
Microchip Technology, Inc.	9,071	223,419
Microsoft Corp.	197,632	5,061,355
Millennium Pharmaceuticals, Inc.*	17,370	273,230
Molex, Inc.	5,211	140,645
Monster Worldwide, Inc.*	6,369	125,660
Network Appliance, Inc.*	18,914	306,596
Nextel Communications, Inc.— Class A*	68,322	1,235,262
Novellus Systems, Inc.*	8,106	296,850
NVIDIA Corp.*	9,264	213,165
Oracle Corp.*	116,958	1,405,834
PACCAR, Inc.	6,948	469,407
PanAmSat Corp.*	10,808	199,191
Patterson Dental Co.*	3,474	157,650
Patterson-UTI Energy, Inc.*	4,439	143,824
Paychex, Inc.	19,107	560,026
PeopleSoft, Inc.*	23,932	420,964
Petsmart, Inc.*	7,527	125,475
Pixar Animation Studios*	2,895	176,132
QLogic Corp.*	5,211	251,848
Qualcomm, Inc.	50,952	1,821,534
RF Micro Devices, Inc.*	11,194	67,388
Ross Stores, Inc.	4,053	173,225
Ryanair Holdings PLC—ADR*	3,281	147,317
Sanmina-SCI Corp.*	29,143	183,892
Siebel Systems, Inc.*	30,687	292,754
Sigma-Aldrich Corp.	3,667	198,678
Smurfit-Stone Container Corp.*	12,931	168,491
Staples, Inc.*	17,563	322,281
Starbucks Corp.*	28,950	709,854
Sun Microsystems, Inc.*	75,077	345,354
Symantec Corp.*	8,299	363,994
Synopsys, Inc.*	3,667	226,804
Tellabs, Inc.*	12,545	82,421
Teva Pharmaceutical Industries, Ltd.—ADR	10,422	593,325
VeriSign, Inc.*	11,966	165,490
Veritas Software Corp.*	22,774	652,931
Whole Foods Market, Inc.*	3,088	146,773
Xilinx, Inc.*	23,932	605,719
Yahoo!, Inc.*	15,440	505,814

TOTAL COMMON STOCKS		49,887,972

Federal Agricultural Mortgage Corporation (3.0%)

	Principal Amount
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$1,811,000	1,810,975

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		1,810,975

See accompanying notes to the financial statements.

90

PROFUNDS VP ProFund VP UltraOTC (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Home Loan Bank (3.0%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$1,811,000	$1,810,975

TOTAL FEDERAL HOME LOAN BANK		1,810,975

Federal National Mortgage Association (3.0%)
Federal National Mortgage Association, 0.51%, 07/01/03	1,811,000	1,810,975

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		1,810,975

Repurchase Agreements (5.9%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $1,807,040 (Collateralized by a Federal Home Loan Bank Security)	1,807,000	1,807,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with maturity value of $1,811,028 (Collateralized by U.S. Treasury Notes)	1,811,000	1,811,000

TOTAL REPURCHASE AGREEMENTS		3,618,000

TOTAL INVESTMENTS (Cost $45,150,049)(a)—96.8%		58,938,897
Net other assets (liabilities)—3.2%		1,963,502

NET ASSETS—100.0%		$60,902,399

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $31,732,800)	264	(828,038)
Futures Contracts Sold

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $2,572,280)	(107)	6,179

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
NASDAQ-100 Index Swap Agreements expiring 07/25/03-07/28/03 (Underlying notional amount at value $42,847,811)	35,656	$(126,936)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$13,828,346
Unrealized depreciation	(39,498)

Net unrealized appreciation/depreciation	$13,788,848

ADR	American Depositary Receipt

The ProFund VP UltraOTC invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.5%
Airlines	0.2%
Auto Manufacturers	0.8%
Biotechnology	7.6%
Chemicals	0.3%
Commercial Services	2.1%
Computers	6.2%
Distribution/Wholesale	0.6%
Electrical Components & Equipment	0.5%
Electronics	1.0%
Food	0.2%
Healthcare—Products	1.6%
Healthcare—Services	0.3%
Internet	6.9%
Media	2.5%
Oil & Gas	0.2%
Packaging & Containers	0.3%
Pharmaceuticals	3.4%
Retail	4.6%
Semiconductors	12.7%
Software	16.6%
Telecommunications	11.6%
Textiles	0.6%
Transportation	0.6%
Other	18.1%

See accompanying notes to the financial statements.

91

PROFUNDS VP

ProFund VP UltraOTC

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $41,532,049)	$55,320,897
Repurchase agreements, at cost	3,618,000

Total Investments	58,938,897
Cash	92,558
Segregated cash balances with brokers for futures contracts	2,946,640
Dividends and interest receivable	1,279
Receivable for capital shares issued	2,267,333
Prepaid expenses	1,688

Total Assets	64,248,395

Liabilities:
Payable for capital shares redeemed	2,959,190
Unrealized depreciation on swap agreements	126,936
Variation margin on futures contracts	153,878
Advisory fees payable	37,030
Management services fees payable	7,405
Administration fees payable	2,505
Administrative services fees payable	25,243
Distribution fees payable	13,801
Other accrued expenses	20,008

Total Liabilities	3,345,996

Net Assets	$60,902,399

Net Assets consist of:
Capital	$462,210,634
Accumulated net investment income/(loss)	(387,160)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(413,761,128)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	12,840,053

Net Assets	$60,902,399

Shares of Beneficial Interest Outstanding	28,726,229

Net Asset Value (offering and redemption price per share)	$2.12

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$49,163
Dividends	34,444

Total Investment Income	83,607

Expenses:
Advisory fees	182,758
Management services fees	36,552
Administration fees	13,449
Administrative services fees	116,981
Distribution fees	60,704
Custody fees	16,183
Fund accounting fees	19,430
Transfer agent fees	17,202
Other fees	24,216

Total Gross Expenses before reductions	487,475
Less Expenses reduced by the Advisor	(13,780)

Total Net Expenses	473,695

Net Investment Income/(Loss)	(390,088)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	1,965,675
Net realized gains (losses) on futures contracts and swap agreements	9,633,142
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	7,684,863

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	19,283,680

Change in Net Assets Resulting from Operations	$18,893,592

See accompanying notes to the financial statements.

92

PROFUNDS VP

ProFund VP UltraOTC

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(390,088)	$(901,925)
Net realized gains (losses) on investments, futures contracts and swap agreements	11,598,817	(62,271,783)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	7,684,863	(4,586,398)

Change in net assets resulting from operations	18,893,592	(67,760,106)

Capital Transactions:
Proceeds from shares issued	316,079,569	707,471,957
Cost of shares redeemed	(327,259,260)	(688,654,704)

Change in net assets resulting from capital transactions	(11,179,691)	18,817,253

Change in net assets	7,713,901	(48,942,853)
Net Assets:
Beginning of period	53,188,498	102,131,351

End of period	$60,902,399	$53,188,498

Share Transactions:
Issued	183,550,294	287,626,436
Redeemed	(190,224,404)	(273,382,614)

Change in shares	(6,674,110)	14,243,822

See accompanying notes to the financial statements.

93

PROFUNDS VP

ProFund VP UltraOTC

Financial Highlights

For a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002		For the year ended December 31, 2001		For the year ended December 31, 2000		For the period October 18, 1999(a) through December 31, 1999
Net Asset Value, Beginning of Period	$1.50		$4.83		$15.44		$70.93		$30.00

Net investment income/(loss)	(0.01	)(b)	(0.04	)(b)	(0.11	)(b)	(0.40	)(b)	(0.06)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	0.63		(3.29)		(10.50)		(51.29)		40.99

Total income/(loss) from investment activities	0.62		(3.33)		(10.61)		(51.69)		40.93

Distributions to Shareholders From:
Net realized gains on investments and futures contracts	—		—		—		(3.80)		—

Net Asset Value, End of Period	$2.12		$1.50		$4.83		$15.44		$70.93

Total Return	41.33	%(c)	(68.94)%		(68.72)%		(73.37)%		136.43	%(c)
Ratios/Supplemental Data:
Net assets, end of period	$60,902,399		$53,188,498		$102,131,351		$115,497,878		$67,897,587
Ratio of net expenses to average net assets	1.94	%(d)	1.98%		1.95%		1.65%		1.65	%(d)
Ratio of net investment income/(loss) to average net assets	(1.60	)%(d)	(1.64)%		(1.60)%		(0.79)%		(0.77	)%(d)
Ratio of gross expenses to average net assets	2.00	%(d)	2.08%		1.95%		1.65%		1.97	%(d)
Portfolio turnover(e)	532%		982%		465%		683%		101%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

94

PROFUNDS VP ProFund VP Bear (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (19.4%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$21,647,000	$21,646,699

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		21,646,699

Federal Home Loan Bank (19.4%)
Federal Home Loan Bank, 0.51%, 07/01/03	21,647,000	21,646,699

TOTAL FEDERAL HOME LOAN BANK		21,646,699

Federal National Mortgage Association (19.4%)
Federal National Mortgage Association, 0.51%, 07/01/03	21,647,000	21,646,700

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		21,646,700

Repurchase Agreements (38.8%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $21,642,481 (Collateralized by a Federal Home Loan Bank Security)	21,642,000	21,642,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with a maturity value of $21,649,331 (Collateralized by U.S. Treasury Notes)	21,649,000	21,649,000

TOTAL REPURCHASE AGREEMENTS		43,291,000

Options Purchased (0.0%)

	Contracts	Value
S&P 500 Futures Option expiring July 2003 @ $1,250	400	$3,000

TOTAL OPTIONS PURCHASED		3,000

TOTAL INVESTMENTS (Cost $108,238,801)(a)—97.0%		108,234,098
Net other assets (liabilities)—3.0%		3,373,248

NET ASSETS—100.0%		$111,607,346

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ Depreciation
S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $44,028,250)	(181)	$175,936
E-Mini S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $97,300)	(2)	1,947
Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
S&P 500 Index Swap Agreements expiring 07/28/03-09/26/03 (Underlying notional amount at value $67,657,943)	(69,428)	$119,417

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$22
Unrealized depreciation	(4,725)

Net unrealized appreciation/depreciation	$(4,703)

See accompanying notes to the financial statements.

95

PROFUNDS VP

ProFund VP Bear

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $64,947,801)	$64,943,098
Repurchase agreements, at cost	43,291,000

Total Investments	108,234,098
Segregated cash balances with brokers for futures contracts	2,621,667
Interest receivable	812
Receivable for capital shares issued	802,489
Unrealized appreciation on swap agreements	119,417
Variation margin on futures contracts	58,682
Prepaid expenses	4,496

Total Assets	111,841,661

Liabilities:
Cash overdraft	45,382
Payable for capital shares redeemed	1,247
Advisory fees payable	57,609
Management services fees payable	11,522
Administration fees payable	3,940
Administrative services fees payable	41,363
Distribution fees payable	21,146
Other accrued expenses	52,106

Total Liabilities	234,315

Net Assets	$111,607,346

Net Assets consist of:
Capital	$126,039,447
Accumulated net investment income/(loss)	(497,716)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(14,226,982)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	292,597

Net Assets	$111,607,346

Shares of Beneficial Interest Outstanding	3,011,968

Net Asset Value (offering and redemption price per share)	$37.05

Statement of Operations
For the six months ended June 30, 2003
Investment Income:
Interest	$648,990

Expenses:
Advisory fees	439,576
Management services fees	87,916
Administration fees	25,877
Administrative services fees	286,524
Distribution fees	146,341
Custody fees	32,961
Fund accounting fees	47,842
Transfer agent fees	42,964
Other fees	60,498

Total Gross Expenses before reductions	1,170,499
Less Expenses reduced by the Advisor	(17,234)

Total Net Expenses	1,153,265

Net Investment Income/(Loss)	(504,275)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	104,655
Net realized gains (losses) on futures contracts and swap agreements	(12,725,857)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	705,086

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	(11,916,116)

Change in Net Assets Resulting from Operations	$(12,420,391)

See accompanying notes to the financial statements.

96

PROFUNDS VP

ProFund VP Bear

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002

From Investment Activities:
Operations:
Net investment income/(loss)	$(504,275)	$(417,938)
Net realized gains (losses) on investments, futures contracts and swap agreements	(12,621,202)	3,179,720
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	705,086	(228,289)

Change in net assets resulting from operations	(12,420,391)	2,533,493

Distributions to Shareholders From:
Net investment income	—	(163,471)

Change in net assets resulting from distributions	—	(163,471)

Capital Transactions:
Proceeds from shares issued	851,898,132	2,094,654,367
Dividends reinvested	—	163,471
Cost of shares redeemed	(805,808,180)	(2,056,540,320)

Change in net assets resulting from capital transactions	46,089,952	38,277,518

Change in net assets	33,669,561	40,647,540
Net Assets:
Beginning of period	77,937,785	37,290,245

End of period	$111,607,346	$77,937,785

Share Transactions:
Issued	21,012,941	52,297,216
Reinvested	—	3,845
Redeemed	(19,843,767)	(51,521,540)

Change in shares	1,169,174	779,521

See accompanying notes to the financial statements.

97

PROFUNDS VP

ProFund VP Bear

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$42.29		$35.07		$30.00

Investment Activities:
Net investment income/(loss)	(0.18	)(b)	(0.23	)(b)	0.26	(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	(5.06)		7.53		4.81

Total income/(loss) from investment activities	(5.24)		7.30		5.07

Distribution to Shareholders From:
Net investment income	—		(0.08)		—

Net Asset Value, End of Period	$37.05		$42.29		$35.07

Total Return	(12.39	)%(c)	20.82%		16.90	%(c)
Ratios/Supplemental Data:
Net assets, end of period	$111,607,346		$77,937,785		$37,290,245
Ratio of net expenses to average net assets	1.97	%(d)	1.98%		1.89	%(d)
Ratio of net investment income/(loss) to average net assets	(0.86	)%(d)	(0.57)%		0.77	%(d)
Ratio of gross expenses to average net assets	2.00	%(d)	2.03%		1.89	%(d)
Portfolio turnover(e)	—		—		1,144%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

98

PROFUNDS VP ProFund VP Short Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (23.1%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$38,000	$37,999

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		37,999

Federal Home Loan Bank (23.1%)
Federal Home Loan Bank, 0.51%, 07/01/03	38,000	37,999

TOTAL FEDERAL HOME LOAN BANK		37,999

Federal National Mortgage Association (23.1%)
Federal National Mortgage Association, 0.51%, 07/01/03	38,000	38,000

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		38,000

Repurchase Agreements (45.8%)
State Street Bank, 0.80%, 07/01/03 dated 06/30/03, with maturity value of $37,001 (Collateralized by a Federal Home Loan Bank Security)	37,000	37,000
UMB Bank, 0.55%, 07/01/03 dated 06/30/03, with maturity value of $38,001 (Collateralized by U.S. Treasury Notes)	38,000	38,000

TOTAL REPURCHASE AGREEMENTS		75,000

Options Purchased (0.0%)

	Contracts	Value
Russell Futures Option expiring July 2003@ $900	10	$50

TOTAL OPTIONS PURCHASED		50

TOTAL INVESTMENTS (Cost $189,294)(a)—115.1%		189,048
Net other assets (liabilities)—(15.1)%		(24,848)

NET ASSETS—100.0%		$164,200

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
Russell 2000 Index Swap Agreements expiring 09/26/03 (Underlying notional amount at value $163,395)	(364)	$138

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	(246)

Net unrealized appreciation/depreciation	$(246)

See accompanying notes to the financial statements.

99

PROFUNDS VP

ProFund VP Short Small-Cap

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $114,294)	$114,048
Repurchase agreements, at cost	75,000

Total Investments	189,048
Interest receivable	1
Unrealized appreciation on swap agreements	138
Prepaid expenses	25

Total Assets	189,212

Liabilities:
Cash overdraft	21,120
Payable for capital shares redeemed	248
Advisory fees payable	998
Management services fees payable	200
Administration fees payable	64
Distribution fees payable	547
Other accrued expenses	1,835

Total Liabilities	25,012

Net Assets	$164,200

Net Assets consist of:
Capital	$1,152,199
Accumulated net investment income/(loss)	(4,452)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(983,439)
Net unrealized appreciation/depreciation on investments and swap agreements	(108)

Net Assets	$164,200

Shares of Beneficial Interest Outstanding	6,789

Net Asset Value (offering and redemption price per share)	$24.19

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$7,836

Expenses:
Advisory fees	4,680
Management services fees	936
Administration fees	159
Distribution fees	1,413
Custody fees	4,085
Fund accounting fees	276
Transfer agent fees	438
Other fees	369

Total Gross Expenses before reductions	12,356
Less Expenses reduced by the Advisor	(73)

Total Net Expenses	12,283

Net Investment Income/(Loss)	(4,447)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	(199)
Net realized gains (losses) on futures contracts and swap agreements	(304,850)
Change in net unrealized appreciation (depreciation) on investments and swap agreements	1,151

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	(303,898)

Change in Net Assets Resulting from Operations	$(308,345)

See accompanying notes to the financial statements.

100

PROFUNDS VP

ProFund VP Short Small-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the period September 3, 2002(a) through December 31, 2002
	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$(4,447)	$(1,223)
Net realized gains (losses) on investments, futures contracts and swap agreements	(305,049)	(679,404)
Change in net unrealized appreciation (depreciation) on investments and swap agreements	1,151	(1,259)

Change in net assets resulting from operations	(308,345)	(681,886)

Capital Transactions:
Proceeds from shares issued	112,731,589	93,563,329
Cost of shares redeemed	(114,431,972)	(90,708,515)

Change in net assets resulting from capital transactions	(1,700,383)	2,854,814

Change in net assets	(2,008,728)	2,172,928
Net Assets:
Beginning of period	2,172,928	—

End of period	$164,200	$2,172,928

Share Transactions:
Issued	4,080,289	3,127,740
Redeemed	(4,149,106)	(3,052,134)

Change in shares	(68,817)	75,606

(a)	Commencement of operations

See accompanying notes to the financial statements.

101

PROFUNDS VP

ProFund VP Short Small-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the period September 3, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$28.74		$30.00

Investment Activities:
Net investment income/(loss)	(0.10	)(b)	(0.02	)(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	(4.45)		(1.24)

Total income/(loss) from investment activities	(4.55)		(1.26)

Net Asset Value, End of Period	$24.19		$28.74

Total Return	(15.83	)%(c)	(4.20	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$164,200		$2,172,928
Ratio of net expenses to average net assets	1.97	%(d)	1.73	%(d)
Ratio of net investment income/(loss) to average net assets	(0.71	)%(d)	(0.23	)%(d)
Ratio of gross expenses to average net assets	1.98	%(d)	1.73	%(d)
Portfolio turnover(e)	—		—

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

102

PROFUNDS VP ProFund VP Short OTC (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (18.8%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$6,329,000	$6,328,912

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		6,328,912

Federal Home Loan Bank (18.8%)
Federal Home Loan Bank, 0.51%, 07/01/03	6,329,000	6,328,912

TOTAL FEDERAL HOME LOAN BANK		6,328,912

Federal National Mortgage Association (18.8%)
Federal National Mortgage Association, 0.51%, 07/01/03	6,329,000	6,328,912

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		6,328,912

Repurchase Agreements (37.7%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $6,329,141 (Collateralized by a Federal Home Loan Bank Security)	6,329,000	6,329,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with maturity value of $6,329,097 (Collateralized by U.S. Treasury Notes)	6,329,000	6,329,000

TOTAL REPURCHASE AGREEMENTS		12,658,000

Options Purchased (0.0%)

	Contracts
NASDAQ Futures Option expiring July 2003 @ $2,000	70	210

TOTAL OPTIONS PURCHASED		210

TOTAL INVESTMENTS (Cost $31,645,665)(a)—94.1%		31,644,946
Net other assets (liabilities)—5.9%		1,996,506

NET ASSETS—100.0%		$33,641,452

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $432,720)	18	$(13,557)
Futures Contracts Sold
NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $2,524,200)	(21)	$4,406
Swap Agreements

	Units
NASDAQ-100 Index Swap Agreements expiring 07/28/03-09/26/03 (Underlying notional amount at value $31,495,638)	(26,209)	$93,150

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$1,004
Unrealized depreciation	(1,723)

Net unrealized appreciation/depreciation	$(719)

See accompanying notes to the financial statements.

103

PROFUNDS VP

ProFund VP Short OTC

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $18,987,665)	$18,986,946
Repurchase agreements, at cost	12,658,000

Total Investments	31,644,946
Cash	4,576
Segregated cash balances with brokers for futures contracts	3,414
Interest receivable	237
Receivable for capital shares issued	1,970,703
Unrealized appreciation on swap agreements	93,150
Variation margin on futures contracts	459
Prepaid expenses	1,147

Total Assets	33,718,632

Liabilities:
Payable for capital shares redeemed	577
Advisory fees payable	22,452
Management services fees payable	4,490
Administration fees payable	1,497
Administrative services fees payable	15,716
Distribution fees payable	8,301
Other accrued expenses	24,147

Total Liabilities	77,180

Net Assets	$33,641,452

Net Assets consist of:
Capital	$44,061,061
Accumulated net investment income/(loss)	123,309
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(10,626,198)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	83,280

Net Assets	$33,641,452

Shares of Beneficial Interest Outstanding	1,282,242

Net Asset Value (offering and redemption price per share)	$26.24

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$202,174

Expenses:
Advisory fees	131,400
Management services fees	26,280
Administration fees	8,644
Administrative services fees	86,161
Distribution fees	43,635
Custody fees	15,185
Fund accounting fees	15,292
Transfer agent fees	13,683
Other fees	18,016

Total Gross Expenses before reductions	358,296
Less Expenses reduced by the Advisor	(13,307)

Total Net Expenses	344,989

Net Investment Income/(Loss)	(142,815)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	33,090
Net realized gains (losses) on futures contracts and swap agreements	(7,884,319)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	(161,896)

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	(8,013,125)

Change in Net Assets Resulting from Operations	$(8,155,940)

See accompanying notes to the financial statements.

104

PROFUNDS VP

ProFund VP Short OTC

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$(142,815)	$(83,806)
Net realized gains (losses) on investments, futures contracts and swap agreements	(7,851,229)	(2,439,654)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	(161,896)	245,176

Change in net assets resulting from operations	(8,155,940)	(2,278,284)

Capital Transactions:
Proceeds from shares issued	468,647,786	432,051,198
Cost of shares redeemed	(440,880,611)	(415,742,697)

Change in net assets resulting from capital transactions	27,767,175	16,308,501

Change in net assets	19,611,235	14,030,217
Net Assets:
Beginning of period	14,030,217	—

End of period	$33,641,452	$14,030,217

Share Transactions:
Issued	15,720,106	12,634,107
Redeemed	(14,858,298)	(12,213,673)

Change in shares	861,808	420,434

(a)	Commencement of operations

See accompanying notes to the financial statements.

105

PROFUNDS VP

ProFund VP Short OTC

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$33.37		$30.00

Investment Activities:
Net investment income/(loss)	(0.12	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	(7.01)		3.46	(c)

Total income/(loss) from investment activities	(7.13)		3.37

Net Asset Value, End of Period	$26.24		$33.37

Total Return	(21.37	)%(d)	11.23	%(d)
Ratios/Supplemental Data:
Net assets, end of period	$33,641,452		$14,030,217
Ratio of net expenses to average net assets	1.97	%(e)	1.96	%(e)
Ratio of net investment income/(loss) to average net assets	(0.82	)%(e)	(0.39	)%(e)
Ratio of gross expenses to average net assets	2.05	%(e)	1.96	%(e)
Portfolio turnover(f)	—		—

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

106

PROFUNDS VP ProFund VP Banks (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.6%)

	Shares	Value
Amcore Financial, Inc.	276	$6,425
AmSouth Bancorp	3,956	86,399
Anchor BanCorp Wisconsin, Inc.	276	6,594
Associated Banc Corp.	736	27,144
Astoria Financial Corp.	828	23,126
BancorpSouth, Inc.	828	17,264
Bank of America Corp.	16,836	1,330,548
Bank of Hawaii Corp.	644	21,349
Bank of New York Co., Inc.	8,188	235,405
Bank One Corp.	11,064	411,360
Banknorth Group, Inc.	1,840	46,957
Bay View Capital Corp.*	644	3,722
BB&T Corp.	5,336	183,025
BSB Bancorp, Inc.	92	2,283
Charter One Financial, Inc.	2,576	80,320
Chittenden Corp.	368	10,065
Citizens Banking Corp.	460	12,314
City National Corp.	460	20,498
Colonial BancGroup, Inc.	1,288	17,865
Comerica, Inc.	1,932	89,838
Commerce Bancorp, Inc.	736	27,306
Commerce Bancshares, Inc.	736	28,667
Commercial Federal Corp.	460	9,752
Community First Bankshares, Inc.	460	12,558
Compass Bancshares, Inc.	1,380	48,203
Cullen/Frost Bankers, Inc.	552	17,719
Dime Community Bancshares, Inc.	276	7,024
Downey Financial Corp.	276	11,399
East-West Bancorp, Inc.	276	9,975
F.N.B. Corp.	460	13,920
Fifth Third Bancorp	5,428	311,242
First BanCorp.	460	12,627
First Midwest Bancorp, Inc.	552	15,903
First Sentinel Bancorp, Inc.	276	4,408
First Tennessee National Corp.	1,380	60,596
First Virginia Banks, Inc.	736	31,736
FirstFed Financial Corp.*	184	6,493
FirstMerit Corp.	828	18,928
Fleet Boston Financial Corp.	11,776	349,865
Fremont General Corp.	736	10,083
Fulton Financial Corp.	1,196	23,765
GBC Bancorp	92	3,533
Golden West Financial Corp.	1,472	117,774
Greater Bay Bancorp	552	11,338
GreenPoint Financial Corp.	920	46,865
Harbor Florida Bancshares, Inc.	276	6,613
Hibernia Corp.	1,748	31,744
Hudson City Bancorp, Inc.	828	21,172
Hudson United Bancorp	460	15,709
Huntington Bancshares, Inc.	2,392	46,692
Independence Community Bank Corp.	552	15,577
IndyMac Bancorp, Inc.	644	16,371
J.P. Morgan Chase & Co.	22,816	779,851
KeyCorp	4,784	120,892
M&T Bank Corp.	1,196	100,727

Common Stocks, continued

	Shares	Value
MAF Bancorp, Inc.	276	$10,231
Marshall & Ilsley Corp.	2,392	73,147
Mercantile Bankshares Corp.	736	28,984
National City Corp.	6,900	225,699
National Commerce Financial Corp.	2,300	51,037
Net.B@nk, Inc.	552	7,264
New York Community Bancorp	1,471	42,791
North Fork Bancorp, Inc.	1,748	59,537
Northern Trust Corp.	2,208	92,272
OceanFirst Financial Corp.	92	2,248
Old National Bancorp	736	16,928
Pacific Capital Bancorp	368	12,898
Pacific Northwest Bancorp	184	6,396
Park National Corp.	92	10,511
People’s Bank	644	18,670
PFF Bancorp, Inc.	92	3,556
PNC Financial Services Group	3,220	157,168
Popular, Inc.	1,380	53,254
Provident Bankshares Corp.	276	7,013
Provident Financial Group, Inc.	368	9,432
Provident Financial Services, Inc.	736	14,021
Regions Financial Corp.	2,484	83,910
Republic Bancorp, Inc.	644	8,642
Roslyn Bancorp, Inc.	828	17,794
Silicon Valley Bancshares*	368	8,762
Sky Financial Group, Inc.	1,012	21,981
South Financial Group, Inc.	552	12,878
SouthTrust Corp.	3,864	105,101
Southwest Bancorporation of Texas, Inc.*	368	11,964
Sovereign Bancorp, Inc.	2,944	46,074
Staten Island Bancorp, Inc.	644	12,545
Sterling Bancshares, Inc.	460	6,017
SunTrust Banks, Inc.	2,760	163,778
Synovus Financial Corp.	3,404	73,186
TCF Financial Corp.	736	29,322
Texas Regional Bancshares, Inc.—Class A	276	9,577
Trustmark Corp.	552	14,059
U.S. Bancorp	21,528	527,436
UCBH Holdings, Inc.	460	13,193
Union Planters Corp.	2,208	68,514
UnionBanCal Corp.	552	22,836
United Bankshares, Inc.	460	13,179
Valley National Bancorp	1,012	26,666
W Holding Co., Inc.	552	9,340
Wachovia Corp.	15,180	606,593
Washington Federal, Inc.	735	17,001
Washington Mutual, Inc.	10,396	429,354
Webster Financial Corp.	460	17,388
Wells Fargo & Co.	18,860	950,543
Westamerica Bancorporation	368	15,853
Whitney Holding Corp.	460	14,706
Wilmington Trust Corp.	736	21,602
Zions Bancorp	1,012	51,217

TOTAL COMMON STOCKS		9,333,596

See accompanying notes to the financial statements.

107

PROFUNDS VP ProFund VP Banks (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Home Loan Bank (0.1%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$5,000	$5,000

TOTAL FEDERAL HOME LOAN BANK		5,000

TOTAL INVESTMENTS (Cost $8,646,325)(a)—99.7%		9,338,596
Net other assets (liabilities)—0.3%		31,309

NET ASSETS—100.0%		$9,369,905

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$696,633
Unrealized depreciation	(4,362)

Net unrealized appreciation/depreciation	$692,271

See accompanying notes to the financial statements.

108

PROFUNDS VP

ProFund VP Banks

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $8,646,325)	$9,338,596
Cash	704
Dividends and interest receivable	12,771
Receivable for investments sold	74,337
Receivable for capital shares issued	4,459,398
Prepaid expenses	89

Total Assets	13,885,895

Liabilities:
Payable for investments purchased	4,500,539
Advisory fees payable	2,015
Management services fees payable	403
Administration fees payable	225
Administrative services fees payable	2,360
Distribution fees payable	1,180
Other accrued expenses	9,268

Total Liabilities	4,515,990

Net Assets	$9,369,905

Net Assets consist of:
Capital	$11,697,624
Accumulated net investment income/(loss)	114,083
Accumulated net realized gains (losses) on investments	(3,134,073)
Net unrealized appreciation/depreciation on investments	692,271

Net Assets	$9,369,905

Shares of Beneficial Interest Outstanding	320,343

Net Asset Value (offering and redemption price per share)	$29.25

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$73,326
Interest	59

Total Investment Income	73,385

Expenses:
Advisory fees	17,149
Management services fees	3,430
Administration fees	1,240
Administrative services fees	11,440
Distribution fees	5,716
Custody fees	9,267
Fund accounting fees	2,745
Transfer agent fees	2,531
Other fees	2,779

Total Gross Expenses before reductions	56,297
Less Expenses reduced by the Advisor	(11,150)

Total Net Expenses	45,147

Net Investment Income/(Loss)	28,238

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(138,790)
Change in net unrealized appreciation (depreciation) on investments	237,002

Net Realized and Unrealized Gains (Losses) on Investments	98,212

Change in Net Assets Resulting from Operations	$126,450

See accompanying notes to the financial statements.

109

PROFUNDS VP

ProFund VP Banks

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$28,238	$80,892
Net realized gains (losses) on investments	(138,790)	(2,995,283)
Change in net unrealized appreciation (depreciation) on investments	237,002	455,269

Change in net assets resulting from operations	126,450	(2,459,122)

Capital Transactions:
Proceeds from shares issued	46,647,438	122,686,766
Cost of shares redeemed	(43,186,472)	(114,445,155)

Change in net assets resulting from capital transactions	3,460,966	8,241,611

Change in net assets	3,587,416	5,782,489
Net Assets:
Beginning of period	5,782,489	—

End of period	$9,369,905	$5,782,489

Share Transactions:
Issued	1,731,256	4,414,472
Redeemed	(1,633,447)	(4,191,938)

Change in shares	97,809	222,534

(a)	Commencement of operations

See accompanying notes to the financial statements.

110

PROFUNDS VP

ProFund VP Banks

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$25.98		$30.00

Investment Activities:
Net investment income/(loss)	0.17	(b)	0.19	(b)
Net realized and unrealized gains (losses) on investments	3.10		(4.21)

Total income/(loss) from investment activities	3.27		(4.02)

Net Asset Value, End of Period	$29.25		$25.98

Total Return	12.59	%(c)	(13.40	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$9,369,905		$5,782,489
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	1.23	%(d)	1.06	%(d)
Ratio of gross expenses to average net assets	2.46	%(d)	2.11	%(d)
Portfolio turnover(e)	911%		1,183%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

111

PROFUNDS VP ProFund VP Basic Materials (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (100.8%)

	Shares	Value
Air Products & Chemicals, Inc.	1,748	$72,717
Airgas, Inc.	483	8,090
AK Steel Holding Corp.*	828	2,997
Albemarle Corp.	276	7,720
Alcoa, Inc.	6,900	175,949
Allegheny Technologies, Inc.	552	3,643
Avery Dennison Corp.	782	39,256
Boise Cascade Corp.	483	11,544
Bowater, Inc.	460	17,227
Cabot Corp.	437	12,542
Cabot Microelectronics Corp.*	207	10,447
Cambrex Corp.	207	4,765
Caraustar Industries, Inc.*	230	1,842
Carpenter Technology Corp.	161	2,512
Cleveland-Cliffs, Inc.*	92	1,642
Crompton Corp.	943	6,648
Cytec Industries, Inc.*	322	10,884
Dow Chemical Co.	7,429	230,002
Du Pont (E.I.) de Nemours	8,119	338,074
Eastman Chemical Co.	552	17,482
Ecolab, Inc.	1,518	38,861
Engelhard Corp.	1,035	25,637
Ferro Corp.	322	7,255
FMC Corp.*	276	6,246
Freeport-McMoRan Copper & Gold, Inc.—Class B	1,104	27,048
Fuller (H. B.) Co.	230	5,065
Georgia Gulf Corp.	253	5,009
Georgia Pacific Corp.	1,633	30,945
Great Lakes Chemical Corp.	322	6,569
Hercules, Inc.*	805	7,970
IMC Global, Inc.	851	5,710
International Flavors & Fragrances, Inc.	667	21,297
International Paper Co.	3,588	128,199
Louisiana-Pacific Corp.*	851	9,225
Lubrizol Corp.	368	11,404
Lyondell Chemical Co.	1,311	17,738
Macdermid, Inc.	230	6,049
MeadWestvaco Corp.	1,633	40,335
Meridian Gold, Inc.*	805	9,249
Millennium Chemicals, Inc.	529	5,031
Minerals Technologies, Inc.	161	7,834
Newmont Mining Corp.	2,944	95,562
Nucor Corp.	575	28,089
Olin Corp.	483	8,259

Common Stocks, continued

	Shares	Value
OM Group, Inc.	207	$3,049
Phelps Dodge Corp.*	690	26,455
Pope & Talbot, Inc.	92	1,017
Potlatch Corp.	230	5,923
PPG Industries, Inc.	1,380	70,021
Praxair, Inc.	1,334	80,173
Rayonier, Inc.	345	11,385
Rohm & Haas Co.	1,173	36,398
RPM, Inc.	943	12,966
RTI International Metals, Inc.*	161	1,744
Ryerson Tull, Inc.	184	1,616
Schulman (A.), Inc.	230	3,694
Sigma-Aldrich Corp.	506	27,415
Solutia, Inc.	851	1,855
Stillwater Mining Co.*	368	1,892
Tredegar Corp.	230	3,448
United States Steel Corp.	851	13,931
Valspar Corp.	391	16,508
Wausau-Mosinee Paper Corp.	161	1,803
WD-40 Co.	138	3,940
Wellman, Inc.	253	2,834
Weyerhaeuser Co.	1,794	96,876
Worthington Industries, Inc.	575	7,705

TOTAL COMMON STOCKS		1,963,217

Federal Home Loan Bank (1.8%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$35,000	35,000

TOTAL FEDERAL HOME LOAN BANK		35,000

TOTAL INVESTMENTS (Cost $1,800,446)(a)—102.6%		1,998,217
Net other assets (liabilities)—(2.6)%		(51,267)

NET ASSETS—100.0%		$1,946,950

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$204,333
Unrealized depreciation	(6,562)

Net unrealized appreciation/depreciation	$197,771

See accompanying notes to the financial statements.

112

PROFUNDS VP

ProFund VP Basic Materials

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $1,800,446)	$1,998,217
Cash	748
Dividends and interest receivable	4,285
Receivable for investments sold	1,279,870
Prepaid expenses	146

Total Assets	3,283,266

Liabilities:
Payable for capital shares redeemed	1,329,527
Advisory fees payable	1,012
Management services fees payable	203
Administration fees payable	95
Administrative services fees payable	999
Distribution fees payable	500
Other accrued expenses	3,980

Total Liabilities	1,336,316

Net Assets	$1,946,950

Net Assets consist of:
Capital	$4,289,024
Accumulated net investment income/(loss)	53,819
Accumulated net realized gains (losses) on investments	(2,593,664)
Net unrealized appreciation/depreciation on investments	197,771

Net Assets	$1,946,950

Shares of Beneficial Interest Outstanding	73,965

Net Asset Value (offering and redemption price per share)	$26.33

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$37,121
Interest	40

Total Investment Income	37, 161

Expenses:
Advisory fees	9,023
Management services fees	1,805
Administration fees	681
Administrative services fees	6,010
Distribution fees	3,008
Custody fees	4,405
Fund accounting fees	1,422
Transfer agent fees	1,383
Other fees	1,453

Total Gross Expenses before reductions	29,190
Less Expenses reduced by the Advisor	(5,400)

Total Net Expenses	23,790

Net Investment Income/(Loss)	13,371

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(152,256)
Change in net unrealized appreciation (depreciation) on investments	(69,702)

Net Realized and Unrealized Gains (Losses) on Investments	(221,958)

Change in Net Assets Resulting from Operations	$(208,587)

See accompanying notes to the financial statements.

113

PROFUNDS VP

ProFund VP Basic Materials

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$13,371	$37,574
Net realized gains (losses) on investments	(152,256)	(2,441,408)
Change in net unrealized appreciation (depreciation) on investments	(69,702)	267,473

Change in net assets resulting from operations	(208,587)	(2,136,361)

Capital Transactions:
Proceeds from shares issued	25,078,631	94,107,644
Cost of shares redeemed	(26,774,093)	(88,120,284)

Change in net assets resulting from capital transactions	(1,695,462)	5,987,360

Change in net assets	(1,904,049)	3,850,999
Net Assets:
Beginning of period	3,850,999	—

End of period	$1,946,950	$3,850,999

Share Transactions:
Issued	1,016,087	3,436,644
Redeemed	(1,092,231)	(3,286,535)

Change in shares	(76,144)	150,109

(a)	Commencement of operations

See accompanying notes to the financial statements.

114

PROFUNDS VP

ProFund VP Basic Materials

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$25.66		$30.00

Investment Activities:
Net investment income/(loss)	0.14	(b)	0.23	(b)
Net realized and unrealized gains (losses) on investments	0.53	(c)	(4.57)

Total income/(loss) from investment activities	0.67		(4.34)

Net Asset Value, End of Period	$26.33		$25.66

Total Return	2.61	%(d)	(14.47	)%(d)
Ratios/Supplemental Data:
Net assets, end of period	$1,946,950		$3,850,999
Ratio of net expenses to average net assets	1.98	%(e)	1.98	%(e)
Ratio of net investment income/(loss) to average net assets	1.11	%(e)	1.25	%(e)
Ratio of gross expenses to average net assets	2.43	%(e)	2.21	%(e)
Portfolio turnover(f)	782%		2,498%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

115

PROFUNDS VP ProFund VP Biotechnology (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (85.7%)

	Shares	Value
Abgenix, Inc.*	9,018	$94,599
Affymetrix, Inc.*	5,678	111,913
Albany Molecular Research, Inc.*	3,006	45,391
Alexion Pharmaceuticals, Inc.*	2,004	34,168
Alkermes, Inc.*	7,014	75,401
Amgen, Inc.*	87,944	5,842,998
Amylin Pharmaceuticals, Inc.*	9,686	212,027
Applera Corp.—Applied Biosystems Group	24,716	470,345
Applera Corp.—Celera Genomics Group*	8,350	86,172
Biogen, Inc.*	17,368	659,984
Celgene Corp.*	9,686	294,454
Cell Genesys, Inc.*	4,008	34,629
Cell Therapeutics, Inc.*	3,674	35,748
Charles River Laboratories International, Inc.*	5,344	171,970
Chiron Corp.*	12,692	554,894
Covance, Inc.*	7,348	132,999
Cubist Pharmaceuticals, Inc.*	3,340	35,604
CuraGen Corp.*	4,676	25,952
CV Therapeutics, Inc.*	3,006	89,158
Delta & Pine Land Co.	4,342	95,437
Enzo Biochem, Inc.*	2,906	62,537
Enzon, Inc.*	4,676	58,544
Gene Logic, Inc.*	3,674	21,934
Genentech, Inc.*	25,050	1,806,606
Genzyme Corp.—General Division*	25,384	1,061,051
Gilead Sciences, Inc.*	23,714	1,318,023
Human Genome Sciences, Inc.*	14,028	178,436
ICOS Corp.*	6,680	245,490
IDEC Pharmaceuticals Corp.*	18,370	624,580
IDEXX Laboratories, Inc.*	4,008	134,989
ImClone Systems, Inc.*	7,014	221,783
Immunomedics, Inc.*	5,010	31,613
IMS Health, Inc.	26,386	474,684
Incyte Genomics, Inc.*	8,016	37,194
InterMune, Inc.*	3,006	48,427
Invitrogen Corp.*	5,344	205,049
Laboratory Corp. of America Holdings*	17,368	523,645
Lexicon Genetics, Inc.*	4,008	26,894
Ligand Pharmaceuticals, Inc.—Class B*	6,012	81,703
Maxygen, Inc.*	3,006	32,976
Medarex, Inc.*	9,018	59,429
MedImmune, Inc.*	28,056	1,020,397
Millennium Pharmaceuticals, Inc.*	32,398	509,621
Molecular Devices Corp.*	1,670	26,570
Monsanto Co.	30,728	664,954
Myriad Genetics, Inc.*	3,006	40,912

Common Stocks, continued

	Shares	Value
Nabi Biopharmaceuticals*	4,676	$32,077
Neurocrine Biosciences, Inc.*	3,340	166,800
OSI Pharmaceuticals, Inc.*	4,342	139,856
PAREXEL International Corp.*	3,006	41,934
Pharmaceutical Product Development, Inc.*	5,678	163,129
Pharmacopeia, Inc.*	2,672	22,044
Protein Design Labs, Inc.*	11,022	154,088
Quest Diagnostics, Inc.*	9,686	617,967
Quintiles Transnational Corp.*	13,026	184,838
Regeneron Pharmaceuticals, Inc.*	3,674	57,866
Savient Pharmaceuticals, Inc.*	7,014	32,545
Techne Corp.*	4,676	141,870
Theragenics Corp.*	3,674	15,798
Transkaryotic Therapies, Inc.*	3,006	34,689
Trimeris, Inc.*	2,672	122,057
Tularik, Inc.*	5,344	53,119
United Therapeutics Corp.*	2,004	43,647
Vertex Pharmaceuticals, Inc.*	8,016	117,034
Xoma Ltd.*	8,350	44,506

TOTAL COMMON STOCKS		20,807,748

Federal Home Loan Bank (0.4%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$101,000	100,999

TOTAL FEDERAL HOME LOAN BANK		100,999

TOTAL INVESTMENTS (Cost $13,447,411)(a)—86.1%		20,908,747
Net other assets (liabilities)—13.9%		3,375,824

NET ASSETS—100.0%		$24,284,571

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$7,466,680
Unrealized depreciation	(5,344)

Net unrealized appreciation/depreciation	$7,461,336

See accompanying notes to the financial statements.

116

PROFUNDS VP

ProFund VP Biotechnology

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $13,447,411)	$20,908,747
Cash	533
Dividends and interest receivable	1,459
Receivable for investments sold	11,461,221
Receivable for capital shares issued	282
Prepaid expenses	635

Total Assets	32,372,877

Liabilities:
Payable for capital shares redeemed	8,011,546
Advisory fees payable	23,114
Management services fees payable	4,622
Administration fees payable	1,551
Administrative services fees payable	16,264
Distribution fees payable	8,132
Other accrued expenses	23,077

Total Liabilities	8,088,306

Net Assets	$24,284,571

Net Assets consist of:
Capital	$35,823,274
Accumulated net investment income/(loss)	(226,508)
Accumulated net realized gains (losses) on investments	(18,773,531)
Net unrealized appreciation/depreciation on investments	7,461,336

Net Assets	$24,284,571

Shares of Beneficial Interest Outstanding	1,171,237

Net Asset Value (offering and redemption price per share)	$20.73

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$13,711
Interest	293

Total Investment Income	14,004

Expenses:
Advisory fees	91,303
Management services fees	18,261
Administration fees	6,034
Administrative services fees	60,938
Distribution fees	30,434
Custody fees	13,130
Fund accounting fees	10,962
Transfer agent fees	9,732
Other fees	13,057

Total Gross Expenses before reductions	253,851
Less Expenses reduced by the Advisor	(13,339)

Total Net Expenses	240,512

Net Investment Income/(Loss)	(226,508)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	1,061,536
Change in net unrealized appreciation (depreciation) on investments	5,280,486

Net Realized and Unrealized Gains (Losses) on Investments	6,342,022

Change in Net Assets Resulting from Operations	$6,115,514

See accompanying notes to the financial statements.

117

PROFUNDS VP

ProFund VP Biotechnology

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(226,508)	$(383,375)
Net realized gains (losses) on investments	1,061,536	(11,482,154)
Change in net unrealized appreciation (depreciation) on investments	5,280,486	(1,086,874)

Change in net assets resulting from operations	6,115,514	(12,952,403)

Distributions to Shareholders From:
Net realized gains on investments	—	(225,790)

Change in net assets resulting from distributions	—	(225,790)

Capital Transactions:
Proceeds from shares issued	107,334,219	201,154,183
Dividends reinvested	—	225,790
Cost of shares redeemed	(103,411,197)	(218,202,707)

Change in net assets resulting from capital transactions	3,923,022	(16,822,734)

Change in net assets	10,038,536	(30,000,927)
Net Assets:
Beginning of period	14,246,035	44,246,962

End of period	$24,284,571	$14,246,035

Share Transactions:
Issued	5,935,465	11,016,078
Reinvested	—	14,183
Redeemed	(5,671,040)	(11,862,452)

Change in shares	264,425	(832,191)

See accompanying notes to the financial statements.

118

PROFUNDS VP

ProFund VP Biotechnology

Financial Highlights

For a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$15.71		$25.44		$30.00

Investment Activities:
Net investment income/(loss)	(0.17	)(b)	(0.35	)(b)	(0.48	)(b)
Net realized and unrealized gains (losses) on investments	5.19		(9.19)		(4.08)

Total income/(loss) from investment activities	5.02		(9.54)		(4.56)

Distribution to Shareholders From:
Net realized gains on investments	—		(0.19)		—

Net Asset Value, End of Period	$20.73		$15.71		$25.44

Total Return	31.95	%(c)	(37.51)%		(15.20	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$24,284,571		$14,246,035		$44,246,962
Ratio of net expenses to average net assets	1.97	%(d)	1.98%		2.03	%(d)
Ratio of net investment income/(loss) to average net assets	(1.86	)%(d)	(1.91)%		(1.98	)%(d)
Ratio of gross expenses to average net assets	2.08	%(d)	2.16%		2.03	%(d)
Portfolio turnover(e)	536%		1,049%		1,044%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

119

PROFUNDS VP ProFund VP Consumer Cyclical (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (100.4%)

	Shares	Value
Amazon.com, Inc.*	1,060	$38,679
AmerisourceBergen Corp.	424	29,404
AOL-Time Warner, Inc.*	12,349	198,695
AutoNation, Inc.*	1,590	24,995
AutoZone, Inc.*	371	28,185
Bed Bath & Beyond, Inc.*	795	30,854
Best Buy Co., Inc.*	1,007	44,227
Brinker International, Inc.*	424	15,272
Cablevision Systems New York Group*	636	13,203
Cardinal Health, Inc.	1,272	81,790
Carmax, Inc.*	424	12,784
Carnival Corp.	1,908	62,029
CDW Corp.*	318	14,564
Centex Corp.	265	20,614
Clear Channel Communications, Inc.*	1,749	74,140
Coach, Inc.*	318	15,817
Comcast Corp.—Special Class A*	6,042	174,191
Costco Wholesale Corp.*	1,431	52,375
Cox Communications, Inc.—Class A*	1,643	52,412
CVS Corp.	1,272	35,654
D.R. Horton, Inc.	689	19,361
Darden Restaurants, Inc.	530	10,059
Delphi Automotive Systems Corp.	1,908	16,466
Dollar General Corp.	1,113	20,323
Dollar Tree Stores, Inc.*	424	13,454
E.W. Scripps Co.—Class A	318	28,213
Eastman Kodak Co.	901	24,642
EchoStar Communications Corp.—Class A*	689	23,853
Electronic Arts, Inc.*	424	31,372
Family Dollar Stores, Inc.	689	26,285
Federated Department Stores, Inc.	742	27,343
Ford Motor Co.	5,141	56,500
Fox Entertainment Group, Inc.—Class A*	954	27,456
Gannett Co., Inc.	1,113	85,490
Gap, Inc.	2,544	47,725
General Motors Corp.	1,749	62,964
General Motors Corp.—Class H*	3,021	38,699
Genuine Parts Co.	1,325	42,414
Harley-Davidson, Inc.	901	35,914
Harrah’s Entertainment, Inc.*	265	10,664
Hilton Hotels Corp.	1,060	13,557
Home Depot, Inc.	6,625	219,420
International Game Technology*	265	27,117
Interpublic Group of Cos., Inc.	1,325	17,729
Johnson Controls, Inc.	424	36,295
Jones Apparel Group, Inc.*	424	12,406
KB Home	212	13,140
Knight Ridder, Inc.	318	21,920
Kohls Corp.*	1,007	51,740
Lamar Advertising Co.*	636	22,394
Lear Corp.*	318	14,634
Leggett & Platt, Inc.	795	16,298
Lennar Corp.—Class B	212	15,158
Liberty Media Corp.—Class A*	7,632	88,226
Limited, Inc.	1,802	27,931
Liz Claiborne, Inc.	742	26,156
Lowe’s Cos., Inc.	2,279	97,883
Marriott International, Inc.—Class A	954	36,653
Mattel, Inc.	1,696	32,088
May Department Stores Co.	1,060	23,596

Common Stocks, continued

	Shares	Value
McDonald’s Corp.	3,816	$84,181
McGraw-Hill Cos., Inc.	636	39,432
McKesson Corp.	1,060	37,884
MGM Mirage*	424	14,492
Mohawk Industries, Inc.*	318	17,659
New York Times Co.—Class A	477	21,704
Nike, Inc.—Class B	477	25,515
NVR, Inc.*	53	21,783
Office Depot, Inc.*	1,325	19,226
Omnicom Group	583	41,800
Penney (J.C.) Co.	848	14,289
Pixar Animation Studios*	318	19,347
Pulte Homes, Inc.	318	19,608
RadioShack Corp.	583	15,339
Ross Stores, Inc.	477	20,387
Royal Caribbean Cruises, Ltd.	901	20,867
Sears, Roebuck & Co.	1,007	33,875
Southwest Airlines Co.	2,385	41,022
Staples, Inc.*	1,166	21,396
Starbucks Corp.*	1,113	27,291
Starwood Hotels & Resorts Worldwide, Inc.	742	21,214
Target Corp.	2,597	98,270
Tiffany & Co.	530	17,320
TJX Cos., Inc.	1,802	33,950
Tribune Co.	954	46,078
Univision Communications, Inc.—Class A*	742	22,557
VF Corp.	265	9,002
Viacom, Inc.—Class B*	5,035	219,828
Wal-Mart Stores, Inc.	12,349	662,770
Walgreen Co.	2,915	87,742
Walt Disney Co.	6,148	121,423
Washington Post Co.—Class B	53	38,844
Wendy’s International, Inc.	636	18,425
Westwood One, Inc.*	530	17,983
Whirlpool Corp.	212	13,504
Williams-Sonoma, Inc.*	318	9,286
YUM! Brands, Inc.*	1,113	32,900

TOTAL COMMON STOCKS		4,511,615

Federal Home Loan Bank (0.6%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 7/1/03	$26,000	25,999

TOTAL FEDERAL HOME LOAN BANK		25,999

TOTAL INVESTMENTS (Cost $4,288,216)(a)—101.0%		4,537,614
Net other assets (liabilities)—(1.0)%		(44,027)

NET ASSETS—100.0%		$4,493,587

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$252,966
Unrealized depreciation	(3,568)

Net unrealized appreciation/depreciation	$249,398

See accompanying notes to the financial statements.

120

PROFUNDS VP

ProFund VP Consumer Cyclical

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $4,288,216)	$4,537,614
Dividends and interest receivable	1,327
Receivable for capital shares issued	2,094,185
Prepaid expenses	53

Total Assets	6,633,179

Liabilities:
Cash overdraft	2,684
Payable for investments purchased	2,128,737
Advisory fees payable	261
Management services fees payable	52
Administration fees payable	69
Administrative services fees payable	724
Distribution fees payable	362
Other accrued expenses	6,703

Total Liabilities	2,139,592

Net Assets	$4,493,587

Net Assets consist of:
Capital	$5,703,152
Accumulated net investment income/(loss)	(21,887)
Accumulated net realized gains (losses) on investments	(1,437,076)
Net unrealized appreciation/depreciation on investments	249,398

Net Assets	$4,493,587

Shares of Beneficial Interest Outstanding	179,314

Net Asset Value (offering and redemption price per share)	$25.06

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$8,640
Interest	236

Total Investment Income	8,876

Expenses:
Advisory fees	11,662
Management services fees	2,332
Administration fees	914
Administrative services fees	7,785
Distribution fees	3,887
Custody fees	6,511
Fund accounting fees	1,922
Transfer agent fees	1,642
Other fees	1,894

Total Gross Expenses before reductions	38,549
Less Expenses reduced by the Advisor	(7,786)

Total Net Expenses	30,763

Net Investment Income/(Loss)	(21,887)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	741,943
Change in net unrealized appreciation (depreciation) on investments	190,737

Net Realized and Unrealized Gains (Losses) on Investments	932,680

Change in Net Assets Resulting from Operations	$910,793

See accompanying notes to the financial statements.

121

PROFUNDS VP

ProFund VP Consumer Cyclical

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$(21,887)	$(16,333)
Net realized gains (losses) on investments and swap agreements	741,943	(2,179,019)
Change in net unrealized appreciation (depreciation) on investments	190,737	58,661

Change in net assets resulting from operations	910,793	(2,136,691)

Capital Transactions:
Proceeds from shares issued	48,866,798	81,614,367
Cost of shares redeemed	(48,723,091)	(76,038,589)

Change in net assets resulting from capital transactions	143,707	5,575,778

Change in net assets	1,054,500	3,439,087
Net Assets:
Beginning of period	3,439,087	—

End of period	$4,493,587	$3,439,087

Share Transactions:
Issued	2,177,599	3,336,669
Redeemed	(2,154,732)	(3,180,222)

Change in shares	22,867	156,447

(a)	Commencement of operations

See accompanying notes to the financial statements.

122

PROFUNDS VP

ProFund VP Consumer Cyclical

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$21.98		$30.00

Investment Activities:
Net investment income/(loss)	(0.16	)(b)	(0.17	)(b)
Net realized and unrealized gains (losses) on investments and swap agreements	3.24		(7.85)

Total income/(loss) from investment activities	3.08		(8.02)

Net Asset Value, End of Period	$25.06		$21.98

Total Return	14.01	%(c)	(26.73	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$4,493,587		$3,439,087
Ratio of net expenses to average net assets	1.98	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	(1.41	)%(d)	(1.08	)%(d)
Ratio of gross expenses to average net assets	2.48	%(d)	2.65	%(d)
Portfolio turnover(e)	1,253%		2,644%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

123

PROFUNDS VP ProFund VP Consumer Non-Cyclical (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.5%)

	Shares	Value
Alberto-Culver Co.—Class A	141	$7,019
Alberto-Culver Co.—Class B	141	7,205
Albertson’s, Inc.	1,504	28,877
Altria Group, Inc.	10,246	465,579
American Italian Pasta Co.*	94	3,915
Anheuser-Busch Cos., Inc.	4,230	215,942
Apollo Group, Inc.—Class A*	658	40,638
Archer-Daniels-Midland Co.	3,008	38,713
Avon Products, Inc.	1,175	73,085
Black & Decker Corp.	376	16,337
Block H & R, Inc.	846	36,590
Blyth, Inc.	188	5,114
Brown-Forman Corp.	141	11,085
Bunge Limited	517	14,786
Campbell Soup Co.	1,410	34,545
Career Education Corp.*	235	16,079
Casey’s General Stores, Inc.	235	3,323
Cendant Corp.*	5,170	94,715
Church & Dwight, Inc.	188	6,153
Clorox Co.	799	34,077
Coca-Cola Co.	11,468	532,229
Coca-Cola Enterprises, Inc.	1,222	22,179
Colgate-Palmolive Co.	2,726	157,972
ConAgra Foods, Inc.	2,726	64,333
Constellation Brands, Inc.*	423	13,282
Coors (Adolph) Co.—Class B	141	6,906
Corinthian Colleges, Inc.*	235	11,414
Corn Products International, Inc.	188	5,646
Dean Foods Co.*	705	22,208
DeVry, Inc.*	329	7,662
Dial Corp.	470	9,142
Dreyer’s Grand Ice Cream Holdings, Inc.	94	7,381
eBay, Inc.*	1,081	112,620
Education Management Corp.*	141	7,498
Energizer Holdings, Inc.*	423	13,282
Expedia, Inc.—Class A*	188	14,359
Fleming Cos., Inc.	96	0
Flowers Foods, Inc.	212	4,179
Fortune Brands, Inc.	752	39,254
General Mills, Inc.	1,880	89,130
Gillette Co.	4,700	149,742
Hain Celestial Group, Inc.*	141	2,255
Heinz (H.J.) Co.	1,786	58,901
Hershey Foods Corp.	470	32,740
Hormel Foods Corp.	376	8,911
InterActiveCorp*	1,692	66,968
International Multifoods Corp.*	94	2,154
Interstate Bakeries Corp.	235	2,985
ITT Educational Services, Inc.*	235	6,874
JM Smucker Co.	235	9,374
Kellogg Co.	1,175	40,385
Kimberly-Clark Corp.	2,585	134,782
Kraft Foods, Inc.	1,410	45,896
Kroger Co.*	3,478	58,013
Lancaster Colony Corp.	141	5,451
Learning Tree International, Inc.*	47	735
Loews Corp.—Carolina Group	188	5,076
McCormick & Co., Inc.	423	11,506
NBTY, Inc.*	282	5,939
Newell Rubbermaid, Inc.	1,316	36,848
PepsiAmericas, Inc.	423	5,313

Common Stocks, continued

	Shares	Value
PepsiCo, Inc.	8,695	$386,927
Performance Food Group Co.*	235	8,695
Pre-Paid Legal Services, Inc.*	94	2,306
Priceline.com, Inc.*	47	1,052
Procter & Gamble Co.	6,533	582,613
R.J. Reynolds Tobacco Holdings	423	15,740
Ralcorp Holdings, Inc.*	141	3,519
Regis Corp.	235	6,827
Rent-A-Center, Inc.*	141	10,689
Roto-Rooter, Inc.	47	1,795
Safeway, Inc.*	2,256	46,158
Sara Lee Corp.	3,948	74,261
Sensient Technologies Corp.	235	5,403
Service Corporation International*	1,504	5,820
Smithfield Foods, Inc.*	423	9,695
Snap-on, Inc.	282	8,186
Sotheby’s Holdings, Inc.—Class A*	235	1,748
Stamps.com, Inc.*	188	902
Stanley Works	423	11,675
Stewart Enterprises, Inc.—Class A*	517	2,223
SuperValu, Inc.	658	14,029
Sylvan Learning Systems, Inc.*	188	4,294
Sysco Corp.	3,290	98,831
The Estee Lauder Companies, Inc.	564	18,911
The Pepsi Bottling Group, Inc.	893	17,878
The Robert Mondavi Corp.—Class A*	47	1,190
The Scotts Company—Class A*	94	4,653
The ServiceMaster Co.	1,504	16,093
Tootsie Roll Industries, Inc.	95	2,897
Tupperware Corp.	282	4,050
Tyson Foods, Inc.—Class A	1,175	12,479
United Rentals, Inc.*	282	3,917
Universal Corp.	141	5,964
UST, Inc.	846	29,635
Weight Watchers Intl, Inc.*	235	10,690
Whole Foods Market, Inc.*	282	13,403
Wild Oats Markets, Inc.*	141	1,537
Winn-Dixie Stores, Inc.	423	5,207
Wrigley (WM.) JR Co.	752	42,285

TOTAL COMMON STOCKS		4,479,478

Federal Home Loan Bank (0.5%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$23,000	23,000

TOTAL FEDERAL HOME LOAN BANK		23,000

TOTAL INVESTMENTS (Cost $4,053,296)(a)—100.0%		4,502,478
Net other assets (liabilities)—0.0%		2,219

NET ASSETS—100.0%		$4,504,697

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$464,384
Unrealized depreciation	(15,202)

Net unrealized appreciation/depreciation	$449,182

See accompanying notes to the financial statements.

124

PROFUNDS VP

ProFund VP Consumer Non-Cyclical

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $4,053,296)	$4,502,478
Cash	3,731
Dividends and interest receivable	8,516
Receivable for capital shares issued	1,669
Prepaid expenses	81

Total Assets	4,516,475

Liabilities:
Advisory fees payable	1,263
Management services fees payable	253
Administration fees payable	153
Administrative services fees payable	1,607
Distribution fees payable	804
Other accrued expenses	7,698

Total Liabilities	11,778

Net Assets	$4,504,697

Net Assets consist of:
Capital	$6,141,615
Accumulated net investment income/(loss)	20,886
Accumulated net realized gains (losses) on investments	(2,106,986)
Net unrealized appreciation/depreciation on investments	449,182

Net Assets	$4,504,697

Shares of Beneficial Interest Outstanding	167,902

Net Asset Value (offering and redemption price per share)	$26.83

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$32,990
Interest	63

Total Investment Income	33,053

Expenses:
Advisory fees	11,901
Management services fees	2,380
Administration fees	1,051
Administrative services fees	7,937
Distribution fees	3,967
Custody fees	6,992
Fund accounting fees	2,114
Transfer agent fees	1,936
Other fees	2,191

Total Gross Expenses before reductions	40,469
Less Expenses reduced by the Advisor	(9,154)

Total Net Expenses	31,315

Net Investment Income/(Loss)	1,738

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(181,735)
Change in net unrealized appreciation (depreciation) on investments	172,470

Net Realized and Unrealized Gains (Losses) on Investments	(9,265)

Change in Net Assets Resulting from Operations	$(7,527)

See accompanying notes to the financial statements.

125

PROFUNDS VP

ProFund VP Consumer Non-Cyclical

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$1,738	$15,503
Net realized gains (losses) on investments	(181,735)	(1,925,251)
Change in net unrealized appreciation (depreciation) on investments	172,470	276,712

Change in net assets resulting from operations	(7,527)	(1,633,036)

Capital Transactions:
Proceeds from shares issued	20,295,827	93,043,640
Cost of shares redeemed	(20,735,249)	(86,458,958)

Change in net assets resulting from capital transactions	(439,422)	6,584,682

Change in net assets	(446,949)	4,951,646
Net Assets:
Beginning of period	4,951,646	—

End of period	$4,504,697	$4,951,646

Share Transactions:
Issued	823,488	3,450,934
Redeemed	(852,795)	(3,253,725)

Change in shares	(29,307)	197,209

(a)	Commencement of operations

See accompanying notes to the financial statements.

126

PROFUNDS VP

ProFund VP Consumer Non-Cyclical

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$25.11		$30.00

Investment Activities:
Net investment income/(loss)	0.01	(b)	0.04	(b)
Net realized and unrealized gains (losses) on investments	1.71	(c)	(4.93)

Total income/(loss) from investment activities	1.72		(4.89)

Net Asset Value, End of Period	$26.83		$25.11

Total Return	6.85	%(d)	(16.30	)%(d)
Ratios/Supplemental Data:
Net assets, end of period	$4,504,697		$4,951,646
Ratio of net expenses to average net assets	1.97	%(e)	1.98	%(e)
Ratio of net investment income/(loss) to average net assets	0.11	%(e)	0.22	%(e)
Ratio of gross expenses to average net assets	2.55	%(e)	2.10	%(e)
Portfolio turnover(f)	650%		1,057%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

127

PROFUNDS VP ProFund VP Energy (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (83.9%)

	Shares	Value
Amerada Hess Corp.	1,240	$60,983
Anadarko Petroleum Corp.	3,968	176,457
Apache Corp.	2,479	161,284
Arch Coal, Inc.	868	19,946
Atwood Oceanics, Inc.*	124	3,367
Baker Hughes, Inc.	5,332	178,995
BJ Services Co.*	2,480	92,653
Burlington Resources, Inc.	3,224	174,322
Cabot Oil & Gas Corp.	496	13,695
Chesapeake Energy Corp.	2,976	30,058
ChevronTexaco Corp.	16,988	1,226,535
Cimarex Energy Co.*	620	14,725
ConocoPhillips	10,788	591,182
Cooper Cameron Corp.*	744	37,483
Core Laboratories N.V.*	496	5,357
Devon Energy Corp.	3,100	165,540
Diamond Offshore Drilling, Inc.	992	20,822
El Paso Corp.	9,548	77,148
Ensco International, Inc.	2,356	63,376
EOG Resources, Inc.	1,860	77,822
Evergreen Resources, Inc.*	248	13,469
Exxon Mobil Corp.	62,516	2,244,951
FMC Technologies, Inc.*	992	20,882
Forest Oil Corp.*	620	15,574
Global Industries, Ltd.*	1,116	5,379
GlobalSantaFe Corp.	2,976	69,460
Grant Prideco, Inc.*	1,736	20,398
Grey Wolf, Inc.*	2,852	11,522
Halliburton Co.	6,944	159,712
Hanover Compressor Co.*	868	9,808
Helmerich & Payne, Inc.	744	21,725
Input/Output, Inc.*	744	4,003
Kerr-McGee Corp.	1,612	72,218
Key Energy Group*	1,984	21,268
Kinder Morgan, Inc.	1,488	81,319
Lone Star Technologies, Inc.*	372	7,879
Marathon Oil Corp.	4,960	130,696
Massey Energy Co.	1,240	16,306
Maverick Tube Corp.*	620	11,873
McDermott International, Inc.*	868	5,494
Murphy Oil Corp.	1,364	71,746
Nabors Industries, Ltd.*	2,108	83,371
National-Oilwell, Inc.*	1,364	30,008
Newfield Exploration Co.*	868	32,593
Newpark Resources, Inc.*	1,240	6,795
Noble Corp.*	2,108	72,304
Noble Energy, Inc.	868	32,810
Occidental Petroleum Corp.	5,952	199,690
Oceaneering International, Inc.*	372	9,505
Offshore Logistics, Inc.*	372	8,091
Parker Drilling Co.*	1,488	4,330
Patina Oil & Gas Corp.	372	11,960
Patterson-UTI Energy, Inc.*	1,240	40,176
Peabody Energy Corp.	496	16,661
Pioneer Natural Resources Co.*	1,860	48,546
Pogo Producing Co.	868	37,107
Premor, Inc.*	620	13,361
Pride International, Inc.*	1,860	35,005
Rowan Cos., Inc.*	1,488	33,331
Schlumberger, Ltd.	9,176	436,502

Common Stocks, continued

	Shares	Value
SEACOR SMIT, Inc.*	372	$13,574
Smith International, Inc.*	1,612	59,225
Stone Energy Corp.*	372	15,594
Sunoco, Inc.	1,240	46,798
Superior Energy Services, Inc.*	992	9,404
Tesoro Petroleum Corp.*	992	6,825
Tidewater, Inc.	744	21,851
Tom Brown, Inc.*	496	13,784
Transocean Sedco Forex, Inc.	5,084	111,695
Unit Corp.*	744	15,557
Unocal Corp.	4,092	117,399
Valero Energy Corp.	1,860	67,574
Varco International, Inc.*	1,488	29,165
Veritas DGC, Inc.*	496	5,704
Vintage Petroleum, Inc.	868	9,791
Weatherford International, Ltd.*	1,860	77,934
Western Gas Resources, Inc.	372	14,731
Williams Cos., Inc.	8,184	64,654
XTO Energy, Inc.	2,976	59,847

TOTAL COMMON STOCKS		8,120,684

Federal Home Loan Bank (0.7%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$63,000	62,999

TOTAL FEDERAL HOME LOAN BANK		62,999

TOTAL INVESTMENTS (Cost $6,753,601)(a)—84.6%		8,183,683
Net other assets (liabilities)—15.4%		1,485,699

NET ASSETS—100.0%		$9,669,382

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$1,432,723
Unrealized depreciation	(2,641)

Net unrealized appreciation/depreciation	$1,430,082

See accompanying notes to the financial statements.

128

PROFUNDS VP

ProFund VP Energy

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $6,753,601)	$8,183,683
Dividends and interest receivable	7,460
Receivable for investments sold	2,674,400
Receivable for capital shares issued	412
Prepaid expenses	471

Total Assets	10,866,426

Liabilities:
Cash overdraft	356
Payable for capital shares redeemed	1,166,201
Advisory fees payable	7,144
Management services fees payable	1,429
Administration fees payable	552
Administrative services fees payable	5,796
Distribution fees payable	2,898
Other accrued expenses	12,668

Total Liabilities	1,197,044

Net Assets	$9,669,382

Net Assets consist of:
Capital	$20,727,006
Accumulated net investment income/(loss)	(12,275)
Accumulated net realized gains (losses) on investments	(12,475,431)
Net unrealized appreciation/depreciation on investments	1,430,082

Net Assets	$9,669,382

Shares of Beneficial Interest Outstanding	390,325

Net Asset Value (offering and redemption price per share)	$24.77

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$112,348
Interest	190

Total Investment Income	112,538

Expenses:
Advisory fees	47,414
Management services fees	9,483
Administration fees	2,935
Administrative services fees	31,619
Distribution fees	15,805
Custody fees	9,200
Fund accounting fees	6,625
Transfer agent fees	6,249
Other fees	8,707

Total Gross Expenses before reductions	138,037
Less Expenses reduced by the Advisor	(13,224)

Total Net Expenses	124,813

Net Investment Income/(Loss)	(12,275)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(319,296)
Change in net unrealized appreciation (depreciation) on investments	623,622

Net Realized and Unrealized Gains (Losses) on Investments	304,326

Change in Net Assets Resulting from Operations	$292,051

See accompanying notes to the financial statements.

129

PROFUNDS VP

ProFund VP Energy

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(12,275)	$(35,169)
Net realized gains (losses) on investments and swap agreements	(319,296)	(4,572,369)
Change in net unrealized appreciation (depreciation) on investments	623,622	(74,363)

Change in net assets resulting from operations	292,051	(4,681,901)

Capital Transactions:
Proceeds from shares issued	69,984,889	218,037,705
Cost of shares redeemed	(79,890,857)	(218,079,217)

Change in net assets resulting from capital transactions	(9,905,968)	(41,512)

Change in net assets	(9,613,917)	(4,723,413)
Net Assets:
Beginning of period	19,283,299	24,006,712

End of period	$9,669,382	$19,283,299

Share Transactions:
Issued	2,954,877	8,214,904
Redeemed	(3,396,747)	(8,242,223)

Change in shares	(441,870)	(27,319)

See accompanying notes to the financial statements.

130

PROFUNDS VP

ProFund VP Energy

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$23.17		$27.93		$30.00

Investment Activities:
Net investment income/(loss)	(0.02	)(b)	(0.05	)(b)	—	(b), (c)
Net realized and unrealized gains (losses) on investments and swap agreements	1.62		(4.71)		(2.07)

Total income/(loss) from investment activities	1.60		(4.76)		(2.07)

Net Asset Value, End of Period	$24.77		$23.17		$27.93

Total Return	6.91	%(d)	(17.04)%		(6.90	)%(d)
Ratios/Supplemental Data:
Net assets, end of period	$9,669,382		$19,283,299		$24,006,712
Ratio of net expenses to average net assets	1.97	%(e)	1.98%		2.05	%(e)
Ratio of net investment income/(loss) to average net assets	(0.19	)%(e)	(0.18)%		(0.01	)%(e)
Ratio of gross expenses to average net assets	2.18	%(e)	2.16%		2.05	%(e)
Portfolio turnover(f)	690%		1,632%		1,169%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

131

PROFUNDS VP ProFund VP Financial (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.3%)

	Shares	Value
ACE, Ltd.	1,562	$53,561
AFLAC, Inc.	3,124	96,063
Allstate Corp.	5,538	197,430
Ambac Financial Group, Inc.	1,136	75,260
American Express Co.	8,378	350,284
American International Group, Inc.	16,472	908,924
AmSouth Bancorp	3,124	68,228
AON Corp.	3,408	82,065
Archstone-Smith Trust	3,834	92,016
Bank of America Corp.	9,656	763,113
Bank of New York Co., Inc.	5,822	167,383
Bank One Corp.	7,810	290,376
Banknorth Group, Inc.	2,130	54,358
BB&T Corp.	3,408	116,894
Bear Stearns Cos., Inc.	710	51,418
Boston Properties, Inc.	2,414	105,733
Capital One Financial Corp.	1,420	69,836
Charter One Financial, Inc.	994	30,993
Chubb Corp.	1,136	68,160
Cincinnati Financial Corp.	1,988	73,735
CIT Group, Inc.	2,414	59,505
Citigroup, Inc.	33,086	1,416,080
CNA Financial Corp.*	1,704	41,918
Comerica, Inc.	1,704	79,236
Compass Bancshares, Inc.	1,278	44,641
Countrywide Credit Industries, Inc.	994	69,153
Equity Office Properties Trust	4,544	122,733
Equity Residential Properties Trust	3,550	92,123
Everest Re Group, Ltd.	426	32,589
Fannie Mae	6,248	421,365
Fifth Third Bancorp	3,550	203,557
First Tennessee National Corp.	852	37,411
Fleet Boston Financial Corp.	7,384	219,379
Franklin Resources, Inc.	1,562	61,027
Freddie Mac	4,544	230,699
General Growth Properties, Inc.	1,846	115,264
Golden West Financial Corp.	1,562	124,976
Goldman Sachs Group, Inc.	3,408	285,420
GreenPoint Financial Corp.	1,562	79,568
Hartford Financial Services Group, Inc.	1,988	100,116
Hudson City Bancorp, Inc.	3,124	79,881
Huntington Bancshares, Inc.	2,414	47,121
J.P. Morgan Chase & Co.	12,780	436,820
Jefferson-Pilot Corp.	1,988	82,422
John Hancock Financial Services, Inc.	2,130	65,455
KeyCorp	3,976	100,474
Kimco Realty Corp.	1,704	64,582
Legg Mason, Inc.	710	46,115
Lincoln National Corp.	1,136	40,476
Loews Corp.	1,420	67,152
M&T Bank Corp.	994	83,715
Marsh & McLennan Cos., Inc.	3,976	203,054
Marshall & Ilsley Corp.	1,846	56,451
MBIA, Inc.	1,136	55,380
MBNA Corp.	8,378	174,598
Mellon Financial Corp.	3,550	98,513
Merrill Lynch & Co., Inc.	6,106	285,028
MetLife, Inc.	4,686	132,708
MGIC Investment Corp.	710	33,114
Morgan Stanley Dean Witter & Co.	6,816	291,384

Common Stocks, continued

	Shares	Value
National City Corp.	3,976	$130,055
National Commerce Financial Corp.	1,420	31,510
North Fork Bancorp, Inc.	1,988	67,711
Northern Trust Corp.	1,988	83,079
Old Republic International Corp.	1,278	43,797
Plum Creek Timber Co., Inc.	2,840	73,698
PNC Financial Services Group	1,988	97,034
Popular, Inc.	2,840	109,596
Principal Financial Group, Inc.	1,988	64,113
Progressive Corp.	1,278	93,422
Prologis Trust	3,124	85,285
Prudential Financial, Inc.	3,692	124,236
Public Storage, Inc.	1,278	43,286
Regions Financial Corp.	994	33,577
SAFECO Corp.	1,562	55,107
Schwab (Charles) Corp.	8,520	85,967
Simon Property Group, Inc.	2,840	110,845
SLM Corp.	3,834	150,178
SouthTrust Corp.	3,408	92,698
Sovereign Bancorp, Inc.	4,118	64,447
St. Paul Companies, Inc.	1,420	51,844
State Street Corp.	2,556	100,706
SunTrust Banks, Inc.	1,988	117,968
Synovus Financial Corp.	2,130	45,795
T. Rowe Price Group, Inc.	568	21,442
Torchmark Corp.	994	37,027
Total System Services, Inc.	2,272	50,666
Travelers Property Casualty Corp.—Class A	4,260	67,734
Travelers Property Casualty Corp.—Class B	4,686	73,898
U.S. Bancorp	12,780	313,110
Union Planters Corp.	2,130	66,094
UnionBanCal Corp.	1,846	76,369
UnumProvident Corp.	1,846	24,755
Vornado Realty Trust	1,846	80,486
Wachovia Corp.	8,946	357,482
Washington Mutual, Inc.	6,390	263,906
Wells Fargo & Co.	11,218	565,386
XL Capital, Ltd.—Class A	852	70,716
Zions Bancorp	994	50,306

TOTAL COMMON STOCKS		14,072,364

See accompanying notes to the financial statements.

132

PROFUNDS VP ProFund VP Financial (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Home Loan Bank (0.3%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$42,000	$41,999

TOTAL FEDERAL HOME LOAN BANK		41,999

TOTAL INVESTMENTS (Cost $11,765,420)(a)—99.6%		14,114,363
Net other assets (liabilities)—0.4%		50,110

NET ASSETS—100.0%		$14,164,473

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$2,382,515
Unrealized depreciation	(33,572)

Net unrealized appreciation/depreciation	$2,348,943

See accompanying notes to the financial statements.

133

PROFUNDS VP

ProFund VP Financial

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $11,765,420)	$14,114,363
Cash	139
Dividends and interest receivable	25,114
Receivable for capital shares issued	1,741,397
Prepaid expenses	442

Total Assets	15,881,455

Liabilities:
Payable for investments purchased	1,685,124
Payable for capital shares redeemed	22
Advisory fees payable	7,163
Management services fees payable	1,432
Administration fees payable	572
Administrative services fees payable	5,401
Distribution fees payable	3,757
Other accrued expenses	13,511

Total Liabilities	1,716,982

Net Assets	$14,164,473

Net Assets consist of:
Capital	$18,600,087
Accumulated net investment income/(loss)	61,034
Accumulated net realized gains (losses) on investments	(6,845,591)
Net unrealized appreciation/depreciation on investments	2,348,943

Net Assets	$14,164,473

Shares of Beneficial Interest Outstanding	534,129

Net Asset Value (offering and redemption price per share)	$26.52

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$167,139
Interest	159

Total Investment Income	167,298

Expenses:
Advisory fees	56,517
Management services fees	11,304
Administration fees	3,401
Administrative services fees	34,472
Distribution fees	18,839
Custody fees	12,347
Fund accounting fees	6,669
Transfer agent fees	6,241
Other fees	12,316

Total Gross Expenses before reductions	162,106
Less Expenses reduced by the Advisor	(13,316)

Total Net Expenses	148,790

Net Investment Income/(Loss)	18,508

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	800,110
Change in net unrealized appreciation (depreciation) on investments	1,208,847

Net Realized and Unrealized Gains (Losses) on Investments	2,008,957

Change in Net Assets Resulting from Operations	$2,027,465

See accompanying notes to the financial statements.

134

PROFUNDS VP

ProFund VP Financial

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$18,508	$53,577
Net realized gains (losses) on investments	800,110	(5,839,251)
Change in net unrealized appreciation (depreciation) on investments	1,208,847	(258,523)

Change in net assets resulting from operations	2,027,465	(6,044,197)

Capital Transactions:
Proceeds from shares issued	60,161,294	254,024,533
Cost of shares redeemed	(59,921,956)	(256,171,559)

Change in net assets resulting from capital transactions	239,338	(2,147,026)

Change in net assets	2,266,803	(8,191,223)
Net Assets:
Beginning of period	11,897,670	20,088,893

End of period	$14,164,473	$11,897,670

Share Transactions:
Issued	2,466,808	9,428,129
Redeemed	(2,431,630)	(9,646,177)

Change in shares	35,178	(218,048)

See accompanying notes to the financial statements.

135

PROFUNDS VP

ProFund VP Financial

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002	For the period January 22, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$23.85		$28.02	$30.00

Investment Activities:
Net investment income/(loss)	0.03	(b)	0.06 (b)	0.04	(b)
Net realized and unrealized gains (losses) on investments	2.64		(4.23)	(2.02)

Total income/(loss) from investment activities	2.67		(4.17)	(1.98)

Net Asset Value, End of Period	$26.52		$23.85	$28.02

Total Return	11.19	%(c)	(14.88)%	(6.60	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$14,164,473		$11,897,670	$20,088,893
Ratio of net expenses to average net assets	1.97	%(d)	1.98%	2.10	%(d)
Ratio of net investment income/(loss) to average net assets	0.25	%(d)	0.22%	0.16	%(d)
Ratio of gross expenses to average net assets	2.15	%(d)	2.14%	2.10	%(d)
Portfolio turnover(e)	431%		1,341%	1,330%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

136

PROFUNDS VP ProFund VP Healthcare (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.7%)

	Shares	Value
Abbott Laboratories	41,496	$1,815,865
AdvancePCS*	1,824	69,732
Aetna, Inc.	4,104	247,061
Affymetrix, Inc.*	1,824	35,951
Alcon, Inc.	8,208	375,106
Allergan, Inc.	3,648	281,261
Amgen, Inc.*	34,200	2,272,248
Amylin Pharmaceuticals, Inc.*	3,648	79,855
Andrx Group*	1,824	36,298
Anthem, Inc.*	3,648	281,443
Apogent Technologies, Inc.*	3,192	63,840
Applera Corp.—Applied Biosystems Group	6,384	121,488
Apria Healthcare Group, Inc.*	2,736	68,072
Bard (C.R.), Inc.	1,368	97,552
Barr Laboratories, Inc.*	1,824	119,472
Bausch & Lomb, Inc.	1,824	68,400
Baxter International, Inc.	15,960	414,960
Beckman Coulter, Inc.	1,368	55,596
Becton, Dickinson & Co.	6,840	265,734
Biogen, Inc.*	4,560	173,280
Biomet, Inc.	7,296	209,103
Boston Scientific Corp.*	10,944	668,678
Bristol-Myers Squibb Co.	51,984	1,411,366
Caremark Rx, Inc.*	7,296	187,361
Celgene Corp.*	3,192	97,037
Cephalon, Inc.*	2,280	93,845
Charles River Laboratories International, Inc.*	1,824	58,696
Chiron Corp.*	6,384	279,108
CIGNA Corp.	4,104	192,642
Community Health Systems*	3,648	70,370
Coventry Health Care, Inc.*	1,824	84,196
CYTYC Corp.*	3,648	38,377
DaVita, Inc.*	1,368	36,635
DENTSPLY International, Inc.	2,280	93,252
Edwards Lifesciences Corp.*	1,824	58,623
Eli Lilly & Co.	30,096	2,075,721
Express Scripts, Inc.—Class A*	2,736	186,924
First Health Group Corp.*	2,736	75,513
Fisher Scientific International, Inc.*	2,280	79,572
Forest Laboratories, Inc.*	9,576	524,286
Genentech, Inc.*	14,136	1,019,488
Genzyme Corp.—General Division*	5,928	247,790
Gilead Sciences, Inc.*	5,472	304,134
Guidant Corp.	8,208	364,353
HCA, Inc.	13,680	438,306
Health Management Associates, Inc.—Class A	6,384	117,785
Health Net, Inc.*	4,104	135,227
Hillenbrand Industries, Inc.	1,368	69,016
Human Genome Sciences, Inc.*	5,016	63,804
Humana, Inc.*	5,016	75,742
ICN Pharmaceuticals, Inc.	2,280	38,213
ICOS Corp.*	1,824	67,032
IDEC Pharmaceuticals Corp.*	4,560	155,040
ImClone Systems, Inc.*	2,280	72,094
IMS Health, Inc.	7,752	139,458
Invitrogen Corp.*	2,280	87,484
IVAX Corp.*	5,472	97,675

Common Stocks, continued

	Shares	Value
Johnson & Johnson	78,888	$4,078,510
King Pharmaceuticals, Inc.*	6,840	100,958
Laboratory Corp. of America Holdings*	4,104	123,736
Lincare Holdings, Inc.*	3,648	114,948
Manor Care, Inc.*	2,280	57,023
Medicis Pharmaceutical Corp.*	912	51,710
MedImmune, Inc.*	7,296	265,356
Medtronic, Inc.	32,832	1,574,951
Merck & Co., Inc.	60,192	3,644,625
Mid Atlantic Medical Services, Inc.*	1,368	71,546
Millennium Pharmaceuticals, Inc.*	9,120	143,458
Monsanto Co.	7,752	167,753
Mylan Laboratories, Inc.	5,472	190,261
Neurocrine Biosciences, Inc.*	1,368	68,318
Omnicare, Inc.	2,280	77,041
Oxford Health Plans, Inc.*	2,736	114,994
PacifiCare Health Systems, Inc.*	912	44,989
Patterson Dental Co.*	2,280	103,466
Pfizer, Inc.	212,040	7,241,165
Pharmaceutical Product Development, Inc.*	1,824	52,404
Pharmaceutical Resources, Inc.*	912	44,378
Protein Design Labs, Inc.*	3,192	44,624
Quest Diagnostics, Inc.*	3,192	203,650
Quintiles Transnational Corp.*	2,736	38,824
Renal Care Group, Inc.*	2,736	96,335
ResMed, Inc.*	912	35,750
Respironics, Inc.*	1,368	51,327
Schering-Plough Corp.	40,128	746,381
Sepracor, Inc.*	3,192	57,552
SICOR, Inc.*	3,192	64,925
St. Jude Medical, Inc.*	5,016	288,420
STERIS Corp.*	1,824	42,116
Stryker Corp.	5,016	347,960
Taro Pharmaceutical Industries, Ltd.*	912	50,051
Tenet Healthcare Corp.*	13,224	154,060
Triad Hospitals, Inc.*	2,280	56,590
UnitedHealth Group, Inc.	8,208	412,451
Universal Health Services, Inc.—Class B*	1,824	72,267
Varian Medical Systems, Inc.*	2,280	131,260
Watson Pharmaceuticals, Inc.*	2,736	110,452
Wellpoint Health Networks, Inc.*	4,104	345,967
Wyeth	35,568	1,620,122
Zimmer Holdings, Inc.*	5,016	225,971

TOTAL COMMON STOCKS		40,485,805

TOTAL INVESTMENTS (Cost $37,650,757)(a)—99.7%		40,485,805
Net other assets (liabilities)—0.3%		104,325

NET ASSETS—100.0%		$40,590,130

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$3,543,707
Unrealized depreciation	(708,659)

Net unrealized appreciation/depreciation	$2,835,048

See accompanying notes to the financial statements.

137

PROFUNDS VP

ProFund VP Healthcare

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $37,650,757)	$40,485,805
Dividends and interest receivable	10,100
Receivable for capital shares issued	4,829,533
Prepaid expenses	550

Total Assets	45,325,988

Liabilities:
Cash overdraft	154,530
Payable for investments purchased	4,528,901
Payable for capital shares redeemed	75
Advisory fees payable	14,479
Management services fees payable	2,896
Administration fees payable	996
Administrative services fees payable	9,621
Distribution fees payable	6,041
Other accrued expenses	18,319

Total Liabilities	4,735,858

Net Assets	$40,590,130

Net Assets consist of:
Capital	$49,144,782
Accumulated net investment income/(loss)	(64,345)
Accumulated net realized gains (losses) on investments	(11,325,355)
Net unrealized appreciation/depreciation on investments	2,835,048

Net Assets	$40,590,130

Shares of Beneficial Interest Outstanding	1,653,592

Net Asset Value (offering and redemption price per share)	$24.55

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$100,893
Interest	302

Total Investment Income	101,195

Expenses:
Advisory fees	63,085
Management services fees	12,617
Administration fees	6,062
Administrative services fees	38,054
Distribution fees	21,029
Custody fees	10,661
Fund accounting fees	8,148
Transfer agent fees	7,047
Other fees	11,632

Total Gross Expenses before reductions	178,335
Less Expenses reduced by the Advisor	(12,795)

Total Net Expenses	165,540

Net Investment Income/(Loss)	(64,345)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(775,768)
Change in net unrealized appreciation (depreciation) on investments	1,172,139

Net Realized and Unrealized Gains (Losses) on Investments	396,371

Change in Net Assets Resulting from Operations	$332,026

See accompanying notes to the financial statements.

138

PROFUNDS VP

ProFund VP Healthcare

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(64,345)	$(119,837)
Net realized gains (losses) on investments	(775,768)	(5,407,466)
Change in net unrealized appreciation (depreciation) on investments	1,172,139	(4,248)

Change in net assets resulting from operations	332,026	(5,531,551)

Capital Transactions:
Proceeds from shares issued	98,848,665	162,519,407
Cost of shares redeemed	(73,213,039)	(175,592,623)

Change in net assets resulting from capital transactions	25,635,626	(13,073,216)

Change in net assets	25,967,652	(18,604,767)
Net Assets:
Beginning of period	14,622,478	33,227,245

End of period	$40,590,130	$14,622,478

Share Transactions:
Issued	4,256,986	6,734,915
Redeemed	(3,268,755)	(7,238,169)

Change in shares	988,231	(503,254)

See accompanying notes to the financial statements.

139

PROFUNDS VP

ProFund VP Healthcare

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the year ended December 31, 2002		For the period January 23, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$21.98		$28.43		$30.00

Investment Activities:
Net investment income/(loss)	(0.09	)(b)	(0.13	)(b)	(0.30	)(b)
Net realized and unrealized gains (losses) on investments	2.66		(6.32)		(1.27)

Total income/(loss) from investment activities	2.57		(6.45)		(1.57)

Net Asset Value, End of Period	$24.55		$21.98		$28.43

Total Return	11.69	%(c)	(22.69)%		(5.23	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$40,590,130		$14,622,478		$33,227,245
Ratio of net expenses to average net assets	1.97	%(d)	1.98%		2.06	%(d)
Ratio of net investment income/(loss) to average net assets	(0.76	)%(d)	(0.54)%		(1.10	)%(d)
Ratio of gross expenses to average net assets	2.12	%(d)	2.14%		2.06	%(d)
Portfolio turnover(e)	408%		897%		1,032%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

140

PROFUNDS VP ProFund VP Industrial (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (100.1%)

	Shares	Value
3M Co.	475	$61,266
Accenture, Ltd.—Class A*	494	8,936
Agilent Technologies, Inc.*	608	11,887
ALLETE, Inc.	228	6,053
Alliant Techsystems, Inc.*	57	2,959
Allied Waste Industries, Inc.*	304	3,055
American Power Conversion Corp.*	323	5,036
American Standard Cos.*	114	8,428
Automatic Data Processing, Inc.	741	25,090
AVX Corp.	456	5,011
Ball Corp.	95	4,323
Bemis Co., Inc.	190	8,893
Boeing Co.	950	32,604
Burlington Northern Santa Fe Corp.	551	15,670
C.H. Robinson Worldwide, Inc.	190	6,756
Caterpillar, Inc.	418	23,266
Ceridian Corp.*	209	3,547
CheckFree Holdings Corp.*	114	3,174
Choicepoint, Inc.*	114	3,935
Cintas Corp.	228	8,080
Concord EFS, Inc.*	608	8,950
Convergys Corp.*	228	3,648
Cooper Industries, Ltd.—Class A	171	7,062
CSX Corp.	304	9,147
Danaher Corp.	228	15,515
Deere & Co.	304	13,893
Deluxe Corp.	114	5,107
Diebold, Inc.	209	9,039
Donnelley (R.R.) & Sons Co.	190	4,967
Dover Corp.	304	9,108
DST Systems, Inc.*	152	5,776
Dun & Bradstreet Corp.*	114	4,685
Eaton Corp.	114	8,962
Emerson Electric Co.	532	27,185
Equifax, Inc.	171	4,446
Expeditors International of Washington, Inc.	152	5,265
Fair, Isaac & Co., Inc.	95	4,888
FedEx Corp.	380	23,572
First Data Corp.	874	36,220
Fiserv, Inc.*	209	7,442
Fluor Corp.	133	4,474
Garmin, Ltd.*	152	6,060
General Dynamics Corp.	247	17,908
General Electric Co.	11,590	332,400
Getty Images, Inc.*	95	3,924
Goodrich Corp.	171	3,591
Grainger (W.W.), Inc.	190	8,884
Honeywell International, Inc.	1,045	28,058
Illinois Tool Works, Inc.	380	25,023
Ingersoll-Rand Co.—Class A	209	9,890
Integrated Circuit Systems, Inc.*	95	2,986
Iron Mountain, Inc.*	133	4,933
ITT Industries, Inc.	133	8,706
Jabil Circuit, Inc.*	304	6,718
Jacobs Engineering Group, Inc.*	114	4,805
L-3 Communications Holdings, Inc.*	114	4,958
Lafarge North America, Inc.	114	3,523
Lockheed Martin Corp.	532	25,307
Manpower, Inc.	133	4,933

Common Stocks, continued

	Shares	Value
Masco Corp.	627	$14,953
Millipore Corp.*	95	4,215
Molex, Inc.	171	4,615
Molex, Inc.—Class A	152	3,523
Monster Worldwide, Inc.*	133	2,624
Moody’s Corp.	190	10,015
National Instruments Corp.*	95	3,589
Navistar International Corp.*	76	2,480
Norfolk Southern Corp.	532	10,214
Northrop Grumman Corp.	228	19,674
PACCAR, Inc.	152	10,269
Pactiv Corp.*	228	4,494
Pall Corp.	171	3,848
Parker Hannifin Corp.	171	7,180
Paychex, Inc.	494	14,480
Pentair, Inc.	76	2,969
Raytheon Co.	513	16,847
Republic Services, Inc.*	285	6,461
Robert Half International, Inc.*	209	3,958
Rockwell International Corp.	285	6,794
Sabre Holdings Corp.	190	4,684
Sanmina-SCI Corp.*	722	4,556
Sealed Air Corp.*	152	7,244
Sherwin-Williams Co.	266	7,150
Smurfit-Stone Container Corp.*	342	4,456
Solectron Corp.*	1,121	4,193
Sonoco Products Co.	209	5,020
SPX Corp.*	133	5,860
Symbol Technologies, Inc.	323	4,202
Temple-Inland, Inc.	76	3,261
Textron, Inc.	171	6,672
Thermo Electron Corp.*	190	3,994
Tyco International, Ltd.	2,318	43,996
Union Pacific Corp.	342	19,843
United Parcel Service, Inc.—Class B	627	39,941
United Technologies Corp.	551	39,027
Viad Corp.	95	2,127
Vishay Intertechnology, Inc.*	380	5,016
Vulcan Materials Co.	209	7,748
Waste Management, Inc.	760	18,309
Waters Corp.*	209	6,088

TOTAL COMMON STOCKS		1,366,516

TOTAL INVESTMENTS (Cost $1,120,085)(a)—100.1%		1,366,516
Net other assets (liabilities)—(0.1)%		(1,911)

NET ASSETS—100.0%		$1,364,605

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$248,446
Unrealized depreciation	(2,015)

Net unrealized appreciation/depreciation	$246,431

See accompanying notes to the financial statements.

141

PROFUNDS VP

ProFund VP Industrial

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $1,120,085)	$1,366,516
Dividends and interest receivable	11,163
Receivable for investments sold	4,601,486
Prepaid expenses	53

Total Assets	5,979,218

Liabilities:
Cash overdraft	80,452
Payable for capital shares redeemed	4,524,320
Advisory fees payable	1,842
Management services fees payable	368
Administration fees payable	147
Administrative services fees payable	1,547
Distribution fees payable	773
Other accrued expenses	5,164

Total Liabilities	4,614,613

Net Assets	$1,364,605

Net Assets consist of:
Capital	$1,970,681
Accumulated net investment income/(loss)	2,078
Accumulated net realized gains (losses) on investments	(854,585)
Net unrealized appreciation/depreciation on investments	246,431

Net Assets	$1,364,605

Shares of Beneficial Interest Outstanding	52,566

Net Asset Value (offering and redemption price per share)	$25.96

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$19,446
Interest	52

Total Investment Income	19,498

Expenses:
Advisory fees	6,616
Management services fees	1,323
Administration fees	381
Administrative services fees	4,413
Distribution fees	2,205
Custody fees	5,321
Fund accounting fees	1,305
Transfer agent fees	1,159
Other fees	1,319

Total Gross Expenses before reductions	24,042
Less Expenses reduced by the Advisor	(6,622)

Total Net Expenses	17,420

Net Investment Income/(Loss)	2,078

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(262,075)
Change in net unrealized appreciation (depreciation) on investments	171,986

Net Realized and Unrealized Gains (Losses) on Investments	(90,089)

Change in Net Assets Resulting from Operations	$(88,011)

See accompanying notes to the financial statements.

142

PROFUNDS VP

ProFund VP Industrial

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$2,078	$(701)
Net realized gains (losses) on investments	(262,075)	(592,510)
Change in net unrealized appreciation (depreciation) on investments	171,986	74,445

Change in net assets resulting from operations	(88,011)	(518,766)

Capital Transactions:
Proceeds from shares issued	14,307,775	17,267,005
Cost of shares redeemed	(13,989,488)	(15,613,910)

Change in net assets resulting from capital transactions	318,287	1,653,095

Change in net assets	230,276	1,134,329
Net Assets:
Beginning of period	1,134,329	—

End of period	$1,364,605	$1,134,329

Share Transactions:
Issued	586,972	652,148
Redeemed	(581,563)	(604,991)

Change in shares	5,409	47,157

(a)	Commencement of operations

See accompanying notes to the financial statements.

143

PROFUNDS VP

ProFund VP Industrial

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$24.05		$30.00

Investment Activities:
Net investment income/(loss)	0.03	(b)	(0.01	)(b)
Net realized and unrealized gains (losses) on investments	1.88	(c)	(5.94)

Total income/(loss) from investment activities	1.91		(5.95)

Net Asset Value, End of Period	$25.96		$24.05

Total Return	7.94	%(d)	(19.83	)%(d)
Ratios/Supplemental Data:
Net assets, end of period	$1,364,605		$1,134,329
Ratio of net expenses to average net assets	1.98	%(e)	1.98	%(e)
Ratio of net investment income/(loss) to average net assets	0.24	%(e)	(0.08	)%(e)
Ratio of gross expenses to average net assets	2.73	%(e)	2.65	%(e)
Portfolio turnover(f)	1,095%		906%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

144

PROFUNDS VP ProFund VP Internet (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (98.6%)

	Shares	Value
Agile Software Corp.*	11,803	$113,899
Akamai Technologies, Inc.*	25,234	122,637
Amazon.com, Inc.*	51,689	1,886,132
Ameritrade Holding Corp.—Class A*	74,481	551,904
Ariba, Inc.*	64,306	190,989
Ask Jeeves, Inc.*	10,582	145,503
BEA Systems, Inc.*	100,122	1,087,325
Check Point Software Technologies, Ltd.*	38,805	758,638
CheckFree Holdings Corp.*	16,687	464,566
CMGI, Inc.*	87,912	146,813
CNET Networks, Inc.*	33,374	207,920
Digital Insight Corp.*	6,105	116,300
Digital River, Inc.*	6,105	117,827
DoubleClick, Inc.*	33,374	308,710
E*TRADE Group, Inc.*	92,796	788,766
EarthLink, Inc.*	36,630	289,011
eBay, Inc.*	17,908	1,865,655
Expedia, Inc.—Class A*	10,175	777,167
FreeMarkets, Inc.*	10,989	76,483
Infospace, Inc.*	5,698	77,322
InterActiveCorp*	1	24
Internet Security Systems, Inc.*	11,396	165,128
Interwoven, Inc.*	22,792	50,598
J2 Global Communications, Inc.*	2,442	112,283
LendingTree, Inc.*	4,070	99,634
Macromedia, Inc.*	16,280	342,531
Monster Worldwide, Inc.*	27,676	546,047
Overture Services, Inc.*	13,431	243,504
PRICELINE.COM, Inc.*	3,255	72,879
RealNetworks, Inc.*	27,269	184,884
Siebel Systems, Inc.*	113,960	1,087,178
Tibco Software, Inc.*	21,571	109,796
United Online, Inc.*	9,768	247,521
University of Phoenix Online*	3,663	185,714
ValueClick, Inc.*	19,129	115,348
VeriSign, Inc.*	61,864	855,579
Vignette Corp.*	65,934	137,143
WebMD Corp.*	78,958	855,115
webMethods, Inc.*	12,617	102,576
Websense, Inc.*	5,291	82,857
Yahoo!, Inc.*	57,387	1,879,998

TOTAL COMMON STOCKS		17,569,904

TOTAL INVESTMENTS (Cost $11,771,761)(a)—98.6%		17,569,904
Net other assets (liabilities)—1.4%		255,149

NET ASSETS—100.0%		$17,825,053

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$5,814,045
Unrealized depreciation	(15,902)

Net unrealized appreciation/depreciation	$5,798,143

See accompanying notes to the financial statements.

145

PROFUNDS VP

ProFund VP Internet

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $11,771,761)	$17,569,904
Receivable for investments sold	156,393
Receivable for capital shares issued	183,488
Prepaid expenses	302

Total Assets	17,910,087

Liabilities:
Cash overdraft	43,509
Advisory fees payable	11,946
Management services fees payable	2,389
Administration fees payable	825
Administrative services fees payable	8,658
Distribution fees payable	4,333
Other accrued expenses	13,374

Total Liabilities	85,034

Net Assets	$17,825,053

Net Assets consist of:
Capital	$8,338,714
Accumulated net investment income/(loss)	(145,940)
Accumulated net realized gains (losses) on investments	3,834,136
Net unrealized appreciation/depreciation on investments	5,798,143

Net Assets	$17,825,053

Shares of Beneficial Interest Outstanding	457,549

Net Asset Value (offering and redemption price per share)	$38.96

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$174

Expenses:
Advisory fees	55,437
Management services fees	11,088
Administration fees	4,096
Administrative services fees	36,982
Distribution fees	18,479
Custody fees	8,072
Fund accounting fees	6,713
Transfer agent fees	6,505
Other fees	7,015

Total Gross Expenses before reductions	154,387
Less Expenses reduced by the Advisor	(8,273)

Total Net Expenses	146,114

Net Investment Income/(Loss)	(145,940)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	5,186,045
Change in net unrealized appreciation (depreciation) on investments	1,742,803

Net Realized and Unrealized Gains (Losses) on Investments	6,928,848

Change in Net Assets Resulting from Operations	$6,782,908

See accompanying notes to the financial statements.

146

PROFUNDS VP

ProFund VP Internet

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(145,940)	$(113,375)
Net realized gains (losses) on investments	5,186,045	(1,238,630)
Change in net unrealized appreciation (depreciation) on investments	1,742,803	4,055,340

Change in net assets resulting from operations	6,782,908	2,703,335

Capital Transactions:
Proceeds from shares issued	75,275,336	67,633,486
Cost of shares redeemed	(93,113,640)	(41,456,372)

Change in net assets resulting from capital transactions	(17,838,304)	26,177,114

Change in net assets	(11,055,396)	28,880,449
Net Assets:
Beginning of period	28,880,449	—

End of period	$17,825,053	$28,880,449

Share Transactions:
Issued	2,460,139	2,884,574
Redeemed	(3,113,932)	(1,773,232)

Change in shares	(653,793)	1,111,342

(a)	Commencement of operations

See accompanying notes to the financial statements.

147

PROFUNDS VP

ProFund VP Internet

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$25.99		$30.00

Investment Activities:
Net investment income/(loss)	(0.31	)(b)	(0.35	)(b)
Net realized and unrealized gains (losses) on investments	13.28		(3.66	)(c)

Total income/(loss) from investment activities	12.97		(4.01)

Net Asset Value, End of Period	$38.96		$25.99

Total Return	49.90	%(d)	(13.37	)%(d)
Ratios/Supplemental Data:
Net assets, end of period	$17,825,053		$28,880,449
Ratio of net expenses to average net assets	1.97	%(e)	1.98	%(e)
Ratio of net investment income/(loss) to average net assets	(1.97	)%(e)	(1.97	)%(e)
Ratio of gross expenses to average net assets	2.08	%(e)	2.04	%(e)
Portfolio turnover(f)	488%		505%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

148

PROFUNDS VP ProFund VP Pharmaceuticals (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (70.7%)

	Shares	Value
Allergan, Inc.	2,145	$165,380
Alpharma, Inc.	660	14,256
Andrx Group*	1,155	22,985
Barr Laboratories, Inc.*	990	64,845
Bristol-Myers Squibb Co.	21,185	575,172
Cephalon, Inc.*	825	33,957
Eli Lilly & Co.	8,745	603,142
Forest Laboratories, Inc.*	5,775	316,181
ICN Pharmaceuticals, Inc.	1,320	22,123
IVAX Corp.*	2,475	44,179
Johnson & Johnson	47,685	2,465,315
King Pharmaceuticals, Inc.*	3,795	56,014
Medicis Pharmaceutical Corp.*	495	28,067
Merck & Co., Inc.	9,470	573,408
Mylan Laboratories, Inc.	2,970	103,267
Nektar Therapeutics*	825	7,614
Noven Pharmaceuticals, Inc.*	330	3,379
NPS Pharmaceuticals, Inc.*	495	12,048
Perrigo Co.	990	15,484
Pfizer, Inc.	90,420	3,087,842
Pharmaceutical Resources, Inc.*	495	24,087
PRAECIS Pharmaceuticals, Inc.*	825	4,043
SangStat Medical Corp.*	495	6,480
Schering-Plough Corp.	23,595	438,867
Sepracor, Inc.*	1,320	23,800
SICOR, Inc.*	1,320	26,849
Taro Pharmaceutical Industries, Ltd.*	495	27,166
Watson Pharmaceuticals, Inc.*	1,650	66,611
Wyeth	12,985	591,466

TOTAL COMMON STOCKS		9,424,027

Federal Home Loan Bank (0.2%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$32,000	32,000

TOTAL FEDERAL HOME LOAN BANK		32,000

TOTAL INVESTMENTS (Cost $9,095,042)(a)—70.9%		9,456,027
Net other assets (liabilities)—29.1%		3,889,724

NET ASSETS—100.0%		$13,345,751

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$599,878
Unrealized depreciation	(238,893)

Net unrealized appreciation/depreciation	$360,985

See accompanying notes to the financial statements.

149

PROFUNDS VP

ProFund VP Pharmaceuticals

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $9,095,042)	$9,456,027
Cash	348
Dividends and interest receivable	4,402
Receivable for investments sold	6,784,715
Prepaid expenses	107

Total Assets	16,245,599

Liabilities:
Payable for capital shares redeemed	2,878,074
Advisory fees payable	5,697
Management services fees payable	1,140
Administration fees payable	402
Administrative services fees payable	4,223
Distribution fees payable	2,157
Other accrued expenses	8,155

Total Liabilities	2,899,848

Net Assets	$13,345,751

Net Assets consist of:
Capital	$14,357,423
Accumulated net investment income/(loss)	(16,770)
Accumulated net realized gains (losses) on investments	(1,355,887)
Net unrealized appreciation/depreciation on investments	360,985

Net Assets	$13,345,751

Shares of Beneficial Interest Outstanding	480,319

Net Asset Value (offering and redemption price per share)	$27.79

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$45,386
Interest	146

Total Investment Income	45,532

Expenses:
Advisory fees	23,631
Management services fees	4,726
Administration fees	2,354
Administrative services fees	15,661
Distribution fees	7,877
Custody fees	4,271
Fund accounting fees	3,197
Transfer agent fees	2,909
Other fees	3,423

Total Gross Expenses before reductions	68,049
Less Expenses reduced by the Advisor	(5,747)

Total Net Expenses	62,302

Net Investment Income/(Loss)	(16,770)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(1,040,068)
Change in net unrealized appreciation (depreciation) on investments	104,395

Net Realized and Unrealized Gains (Losses) on Investments	(935,673)

Change in Net Assets Resulting from Operations	$(952,443)

See accompanying notes to the financial statements.

150

PROFUNDS VP

ProFund VP Pharmaceuticals

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(16,770)	$(652)
Net realized gains (losses) on investments and swap agreements	(1,040,068)	(315,532)
Change in net unrealized appreciation (depreciation) on investments	104,395	256,590

Change in net assets resulting from operations	(952,443)	(59,594)

Capital Transactions:
Proceeds from shares issued	62,488,249	77,460,128
Cost of shares redeemed	(51,604,258)	(73,986,331)

Change in net assets resulting from capital transactions	10,883,991	3,473,797

Change in net assets	9,931,548	3,414,203
Net Assets:
Beginning of period	3,414,203	—

End of period	$13,345,751	$3,414,203

Share Transactions:
Issued	2,311,737	2,995,765
Redeemed	(1,962,902)	(2,864,281)

Change in shares	348,835	131,484

(a)	Commencement of operations

See accompanying notes to the financial statements.

151

PROFUNDS VP

ProFund VP Pharmaceuticals

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$25.96		$30.00

Investment Activities:
Net investment income/(loss)	(0.07	)(b)	—	(b),(c)
Net realized and unrealized gains (losses) on investments and swap agreements	1.90	(d)	(4.04)

Total income/(loss) from investment activities	1.83		(4.04)

Net Asset Value, End of Period	$27.79		$25.96

Total Return	7.05	%(e)	(13.47	)%(e)
Ratios/Supplemental Data:
Net assets, end of period	$13,345,751		$3,414,203
Ratio of net expenses to average net assets	1.98	%(f)	1.98	%(f)
Ratio of net investment income/(loss) to average net assets	(0.53	)%(f)	(0.02	)%(f)
Ratio of gross expenses to average net assets	2.16	%(f)	2.12	%(f)
Portfolio turnover(g)	1,316%		1,709%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Amount is less than $0.005.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized
(f)	Annualized
(g)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

152

PROFUNDS VP ProFund VP Precious Metals (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (20.0%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$6,390,000	$6,389,911

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		6,389,911

Federal Home Loan Bank (20.0%)
Federal Home Loan Bank, 0.51%, 07/01/03	6,390,000	6,389,911

TOTAL FEDERAL HOME LOAN BANK		6,389,911

Federal National Mortgage Association (20.0%)
Federal National Mortgage Association, 0.51%, 07/01/03	6,390,000	6,389,912

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		6,389,912

Repurchase Agreements (39.8%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $6,389,142 (Collateralized by a Federal Home Loan Bank Security)	6,389,000	6,389,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with maturity value of $6,390,098 (Collateralized by U.S. Treasury Notes)	6,390,000	6,390,000

TOTAL REPURCHASE AGREEMENTS		12,779,000

TOTAL INVESTMENTS (Cost $31,949,000)(a)—99.8%		31,948,734
Net other assets (liabilities)—0.2%		77,456

NET ASSETS—100.0%		$32,026,190

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
Philadelphia Stock Exchange Gold and Silver Sector Index Swap Agreements expiring 08/25/03 (Underlying notional amount at value $32,074,806)	407,817	$208,290

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	(266)

Net unrealized appreciation/depreciation	$(266)

See accompanying notes to the financial statements.

153

PROFUNDS VP

ProFund VP Precious Metals

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $19,170,000)	$19,169,734
Repurchase agreements, at cost	12,779,000

Total Investments	31,948,734
Cash	1,699
Interest receivable	240
Unrealized appreciation on swap agreements	208,290
Prepaid expenses	792

Total Assets	32,159,755

Liabilities:
Payable for capital shares redeemed	77,936
Advisory fees payable	16,404
Management services fees payable	3,281
Administration fees payable	1,140
Administrative services fees payable	11,934
Distribution fees payable	5,983
Other accrued expenses	16,887

Total Liabilities	133,565

Net Assets	$32,026,190

Net Assets consist of:
Capital	$47,318,992
Accumulated net investment income/(loss)	(112,453)
Accumulated net realized gains (losses) on swap agreements	(15,388,373)
Net unrealized appreciation/depreciation on investments and swap agreements	208,024

Net Assets	$32,026,190

Shares of Beneficial Interest Outstanding	1,071,243

Net Asset Value (offering and redemption price per share)	$29.90

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$186,428

Expenses:
Advisory fees	120,492
Management services fees	24,098
Administration fees	7,708
Administrative services fees	80,348
Distribution fees	40,164
Custody fees	12,451
Fund accounting fees	13,609
Transfer agent fees	12,420
Other fees	17,094

Total Gross Expenses before reductions	328,384
Less Expenses reduced by the Advisor	(11,920)

Total Net Expenses	316,464

Net Investment Income/(Loss)	(130,036)

Realized and Unrealized Gains (Losses) on Investments and Swap Agreements:
Net realized gains (losses) on swap agreements	(4,578,990)
Change in net unrealized appreciation (depreciation) on investments and swap agreements	1,305,845

Net Realized and Unrealized Gains (Losses) on Investments and Swap Agreements	(3,273,145)

Change in Net Assets Resulting from Operations	$(3,403,181)

See accompanying notes to the financial statements.

154

PROFUNDS VP

ProFund VP Precious Metals

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(130,036)	$(62,824)
Net realized gains (losses) on swap agreements	(4,578,990)	(10,975,108)
Change in net unrealized appreciation (depreciation) on investments and swap agreements	1,305,845	(1,097,821)

Change in net assets resulting from operations	(3,403,181)	(12,135,753)

Capital Transactions:
Proceeds from shares issued	121,888,301	217,729,235
Cost of shares redeemed	(142,098,375)	(149,954,037)

Change in net assets resulting from capital transactions	(20,210,074)	67,775,198

Change in net assets	(23,613,255)	55,639,445
Net Assets:
Beginning of period	55,639,445	—

End of period	$32,026,190	$55,639,445

Share Transactions:
Issued	4,343,327	7,659,669
Redeemed	(5,162,299)	(5,769,454)

Change in shares	(818,972)	1,890,215

(a)	Commencement of operations

See accompanying notes to the financial statements.

155

PROFUNDS VP

ProFund VP Precious Metals

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$29.44		$30.00

Investment Activities:
Net investment income/(loss)	(0.11	)(b)	(0.07	)(b)
Net realized and unrealized gains (losses) on investments and swap agreements	0.57	(c)	(0.49)

Total income/(loss) from investment activities	0.46		(0.56)

Net Asset Value, End of Period	$29.90		$29.44

Total Return	1.56	%(d)	(1.87	)%(d)
Ratios/Supplemental Data:
Net assets, end of period	$32,026,190		$55,639,445
Ratio of net expenses to average net assets	1.97	%(e)	1.98	%(e)
Ratio of net investment income/(loss) to average net assets	(0.81	)%(e)	(0.40	)%(e)
Ratio of gross expenses to average net assets	2.05	%(e)	1.98	%(e)
Portfolio turnover(f)	—		—

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

156

PROFUNDS VP ProFund VP Real Estate (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (100.0%)

	Shares	Value
AMB Property Corp.	9,636	$271,446
Annaly Mortgage Management, Inc.	11,680	232,549
Apartment Investment & Management Co.—Class A	10,074	348,560
Archstone-Smith Trust	21,316	511,584
Arden Realty Group, Inc.	8,176	212,167
AvalonBay Communities, Inc.	7,154	305,047
Boston Properties, Inc.	8,906	390,083
Brandywine Realty Trust	4,672	115,025
BRE Properties, Inc.—Class A	5,402	179,346
Camden Property Trust	4,964	173,492
Capital Automotive Real Estate Investment Trust	3,212	89,904
CarrAmerica Realty Corp.	6,424	178,651
Catellus Development Corp.*	9,782	215,204
CBL & Associates Properties, Inc.	3,212	138,116
Centerpoint Properties Corp.	2,920	178,850
Chelsea Property Group, Inc.	5,110	205,984
Colonial Properties Trust	2,190	77,066
Cousins Properties, Inc.	4,818	134,422
Crescent Real Estate Equities Co.	9,636	160,054
Developers Diversified Realty Corp.	9,636	274,048
Duke-Weeks Realty Corp.	15,768	434,408
Equity Inns, Inc.	4,818	33,244
Equity Office Properties Trust	50,370	1,360,495
Equity Residential Properties Trust	33,872	878,979
Essex Property Trust, Inc.	2,336	133,736
Federal Realty Investment Trust	5,694	182,208
FelCor Lodging Trust, Inc.	5,840	45,844
First Industrial Realty Trust, Inc.	4,380	138,408
General Growth Properties, Inc.	7,884	492,277
Glenborough Realty Trust, Inc.	3,504	67,102
Health Care Property Investors, Inc.	7,592	321,521
Health Care REIT, Inc.	4,672	142,496
Healthcare Realty Trust, Inc.	5,256	153,212
Highwoods Properties, Inc.	6,278	139,999
Home Properties of New York, Inc.	2,920	102,901
Hospitality Properties Trust	7,300	228,125
Host Marriott Corp.*	29,054	265,844
HRPT Properties Trust	16,060	147,752
iStar Financial, Inc.	12,410	452,965
Kilroy Realty Corp.	3,212	88,330
Kimco Realty Corp.	11,096	420,538
Koger Equity, Inc.	2,482	42,765
La Quinta Corp.*	17,520	75,511
Liberty Property Trust	9,198	318,251
LNR Property Corp.	2,774	103,748
Macerich Co.	6,570	230,804
Mack-Cali Realty Corp.	6,570	239,017
Manufactured Home Communities, Inc.	2,628	92,269
MeriStar Hospitality Corp.	5,256	27,016
Mills Corp.	3,796	127,356
Nationwide Health Properties, Inc.	6,132	97,683
New Plan Excel Realty Trust, Inc.	12,118	258,719
Pan Pacific Retail Properties	4,964	195,333
Plum Creek Timber Co., Inc.	22,922	594,826
Post Properties, Inc.	4,380	116,070
Prentiss Properties Trust	4,672	140,113
Prologis Trust	18,834	514,168
Public Storage, Inc.	10,658	360,986

Common Stocks, continued

	Shares	Value
Realty Income Corp.	4,380	$166,790
Reckson Associates Realty Corp.	6,570	137,050
Regency Centers Corp.	2,920	102,142
RFS Hotel Investors, Inc.	3,650	44,968
Rouse Co.	10,950	417,195
Shurgard Storage Centers, Inc.—Class A	4,526	149,720
Simon Property Group, Inc.	15,622	609,728
SL Green Realty Corp.	3,942	137,536
St. Joe Co.	3,796	118,435
Thornburg Mortgage Asset Corp.	7,446	183,916
Trizec Properties, Inc.	11,242	127,822
United Dominion Realty Trust, Inc.	14,016	241,356
Ventas, Inc.	9,928	150,409
Vornado Realty Trust	11,972	521,979
Weingarten Realty Investors	5,986	250,813

TOTAL COMMON STOCKS		17,516,476

TOTAL INVESTMENTS (Cost $14,490,724)(a)—100.0%		17,516,476
Net other assets (liabilities)—0.0%		(6,318)

NET ASSETS—100.0%		$17,510,158

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$3,035,484
Unrealized depreciation	(9,732)

Net unrealized appreciation/depreciation	$3,025,752

See accompanying notes to the financial statements.

157

PROFUNDS VP

ProFund VP Real Estate

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $14,490,724)	$17,516,476
Dividends and interest receivable	101,813
Receivable for capital shares issued	531,489
Prepaid expenses	643

Total Assets	18,150,421

Liabilities:
Cash overdraft	3,741
Payable for investments purchased	600,101
Advisory fees payable	9,540
Management services fees payable	1,908
Administration fees payable	716
Administrative services fees payable	7,509
Distribution fees payable	3,819
Other accrued expenses	12,929

Total Liabilities	640,263

Net Assets	$17,510,158

Net Assets consist of:
Capital	$24,640,196
Accumulated net investment income/(loss)	(73,621)
Accumulated net realized gains (losses) on investments	(10,082,169)
Net unrealized appreciation/depreciation on investments	3,025,752

Net Assets	$17,510,158

Shares of Beneficial Interest Outstanding	506,949

Net Asset Value (offering and redemption price per share)	$34.53

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$11,542
Interest	113

Total Investment Income	11,655

Expenses:
Advisory fees	73,336
Management services fees	14,667
Administration fees	4,681
Administrative services fees	48,743
Distribution fees	24,445
Custody fees	10,674
Fund accounting fees	8,715
Transfer agent fees	8,284
Other fees	12,618

Total Gross Expenses before reductions	206,163
Less Expenses reduced by the Advisor	(13,079)

Total Net Expenses	193,084

Net Investment Income/(Loss)	(181,429)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	445,938
Change in net unrealized appreciation (depreciation) on investments	1,401,358

Net Realized and Unrealized Gains (Losses) on Investments	1,847,296

Change in Net Assets Resulting from Operations	$1,665,867

See accompanying notes to the financial statements.

158

PROFUNDS VP

ProFund VP Real Estate

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(181,429)	$1,427,079
Net realized gains (losses) on investments	445,938	(5,405,461)
Change in net unrealized appreciation (depreciation) on investments	1,401,358	(313,918)

Change in net assets resulting from operations	1,665,867	(4,292,300)

Distributions to Shareholders From:
Net investment income	(220,967)	(1,644,743)
Return of capital	—	(275,790)

Change in net assets resulting from distributions	(220,967)	(1,920,533)

Capital Transactions:
Proceeds from shares issued	108,962,020	408,200,418
Dividends reinvested	220,967	1,920,427
Cost of shares redeemed	(114,038,016)	(422,401,576)

Change in net assets resulting from capital transactions	(4,855,029)	(12,280,731)

Change in net assets	(3,410,129)	(18,493,564)
Net Assets:
Beginning of period	20,920,287	39,413,851

End of period	$17,510,158	$20,920,287

Share Transactions:
Issued	3,379,168	11,980,028
Reinvested	7,179	57,128
Redeemed	(3,550,677)	(12,570,630)

Change in shares	(164,330)	(533,474)

See accompanying notes to the financial statements.

159

PROFUNDS VP

ProFund VP Real Estate

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002	For the period January 22, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$31.16		$32.72	$30.00

Investment Activities:
Net investment income/(loss)	(0.29	)(b)	1.38 (b)	1.53	(b)
Net realized and unrealized gains (losses) on investments	3.95		(1.34)	1.19

Total income/(loss) from investment activities	3.66		0.04	2.72

Distributions to Shareholders From:
Net investment income	(0.29)		(1.37)	—
Return of capital	—		(0.23)	—

Total distributions	(0.29)		(1.60)	—

Net Asset Value, End of Period	$34.53		$31.16	$32.72

Total Return	11.85	%(c)	0.02%	9.07	%(c)
Ratios/Supplemental Data:
Net assets, end of period	$17,510,158		$20,920,287	$39,413,851
Ratio of net expenses to average net assets	1.97	%(d)	1.98%	1.99	%(d)
Ratio of net investment income/(loss) to average net assets	(1.85	)%(d)	4.09%	5.01	%(d)
Ratio of gross expenses to average net assets	2.11	%(d)	2.13%	1.99	%(d)
Portfolio turnover(e)	584%		1,163%	753%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

160

PROFUNDS VP ProFund VP Semiconductor (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (83.4%)

	Shares	Value
Actel Corp.*	472	$9,676
Advanced Micro Devices, Inc.*	6,844	43,870
Agere Systems, Inc.*	15,340	35,742
Agere Systems, Inc.—Class B*	18,172	41,796
Altera Corp.*	6,844	112,242
Amkor Technology, Inc.*	1,652	21,707
Analog Devices, Inc.*	7,316	254,743
Applied Materials, Inc.*	33,040	524,013
Applied Micro Circuits Corp.*	6,136	37,123
Asyst Technologies, Inc.*	708	4,737
Atmel Corp.*	8,732	22,092
ATMI, Inc.*	472	11,786
Axcelis Technologies, Inc.*	1,888	11,555
Broadcom Corp.—Class A*	4,248	105,818
Brooks Automation, Inc.*	708	8,029
Cirrus Logic, Inc.*	1,652	6,641
Cohu, Inc.	472	7,363
Conexant Systems, Inc.*	5,428	22,255
Credence Systems Corp.*	1,180	9,995
Cree Research, Inc.*	1,416	23,052
Cymer, Inc.*	708	22,663
Cypress Semiconductor Corp.*	2,360	28,320
DSP Group, Inc.*	472	10,162
DuPont Photomasks, Inc.*	236	4,444
ESS Technology, Inc.*	708	6,903
Exar Corp.*	708	11,208
Fairchild Semiconductor International, Inc.*	1,652	21,129
GlobespanVirata, Inc.*	2,360	19,470
Integrated Device Technology, Inc.*	2,124	23,470
Intel Corp.	78,452	1,630,545
Interdigital Communications Corp.*	1,180	27,576
International Rectifier Corp.*	1,180	31,648
Intersil Corp.—Class A*	2,832	75,360
KLA-Tencor Corp.*	3,776	175,546
Kopin Corp.*	1,416	8,666
Kulicke & Soffa Industries, Inc.*	944	6,032
Lam Research Corp.*	2,596	47,273
Lattice Semiconductor Corp.*	2,124	17,481
Linear Technology Corp.	6,372	205,242
LSI Logic Corp.*	7,552	53,468
LTX Corp.*	944	8,137
M-Systems Flash Disk Pioneers Ltd.*	472	5,253
Marvell Technology Group Ltd.*	1,652	56,779
Maxim Integrated Products, Inc.	6,608	225,928
Micrel, Inc.*	1,416	14,712
Microchip Technology, Inc.	4,012	98,816
Micron Technology, Inc.*	11,092	129,000
Mindspeed Technologies, Inc.*	1,035	2,795
National Semiconductor Corp.*	3,540	69,809
Novellus Systems, Inc.*	3,068	112,353
NVIDIA Corp.*	3,068	70,595
Oak Technology, Inc.*	1,180	7,328
Photronics, Inc.*	708	12,355
PMC-Sierra, Inc.*	3,304	38,756
Power Integrations, Inc.*	472	11,479
Rambus, Inc.*	1,888	31,284
RF Micro Devices, Inc.*	3,776	22,732
Sandisk Corp.*	1,416	57,136
Semtech Corp.*	1,416	20,164
Silicon Image, Inc.*	1,416	7,901

Common Stocks, continued

	Shares	Value
Silicon Laboratories, Inc.*	708	$18,861
Silicon Storage Technology, Inc.*	1,652	6,922
Siliconix, Inc.*	236	8,520
Skyworks Solutions, Inc.*	2,832	19,173
Teradyne, Inc.*	3,304	57,192
Texas Instruments, Inc.	34,692	610,578
Transmeta Corp.*	2,360	3,776
TriQuint Semiconductor, Inc.*	2,360	9,818
Ultratech Stepper, Inc.*	472	8,727
Varian Semiconductor Equipment Associates, Inc.*	708	21,070
Vitesse Semiconductor Corp.*	4,012	19,739
Xilinx, Inc.*	6,844	173,222
Zoran Corp.*	440	8,452

TOTAL COMMON STOCKS		5,710,203

TOTAL INVESTMENTS (Cost $4,818,984)(a)—83.4%		5,710,203
Net other assets (liabilities)—16.6%		1,134,129

NET ASSETS—100.0%		$6,844,332

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$892,738
Unrealized depreciation	(1,519)

Net unrealized appreciation/depreciation	$891,219

See accompanying notes to the financial statements.

161

PROFUNDS VP

ProFund VP Semiconductor

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $4,818,984)	$5,710,203
Cash	888
Dividends and interest receivable	18
Receivable for capital shares issued	2,966,212
Prepaid expenses	210

Total Assets	8,677,531

Liabilities:
Payable for investments purchased	1,813,227
Advisory fees payable	3,649
Management services fees payable	730
Administration fees payable	304
Administrative services fees payable	3,192
Distribution fees payable	1,596
Other accrued expenses	10,501

Total Liabilities	1,833,199

Net Assets	$6,844,332

Net Assets consist of:
Capital	$10,900,148
Accumulated net investment income/(loss)	(54,921)
Accumulated net realized gains (losses) on investments	(4,892,114)
Net unrealized appreciation/depreciation on investments	891,219

Net Assets	$6,844,332

Shares of Beneficial Interest Outstanding	340,345

Net Asset Value (offering and redemption price per share)	$20.11

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$6,882
Interest	88

Total Investment Income	6,970

Expenses:
Advisory fees	23,513
Management services fees	4,703
Administration fees	1,798
Administrative services fees	15,700
Distribution fees	7,838
Custody fees	8,869
Fund accounting fees	3,398
Transfer agent fees	3,338
Other fees	3,813

Total Gross Expenses before reductions	72,970
Less Expenses reduced by the Advisor	(11,079)

Total Net Expenses	61,891

Net Investment Income/(Loss)	(54,921)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(150,742)
Change in net unrealized appreciation (depreciation) on investments	830,143

Net Realized and Unrealized Gains (Losses) on Investments	679,401

Change in Net Assets Resulting from Operations	$624,480

See accompanying notes to the financial statements.

162

PROFUNDS VP

ProFund VP Semiconductor

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(54,921)	$(57,969)
Net realized gains (losses) on investments and swap agreements	(150,742)	(4,741,377)
Change in net unrealized appreciation (depreciation) on investments	830,143	61,076

Change in net assets resulting from operations	624,480	(4,738,270)

Capital Transactions:
Proceeds from shares issued	66,217,403	91,718,030
Cost of shares redeemed	(63,787,316)	(83,189,995)

Change in net assets resulting from capital transactions	2,430,087	8,528,035

Change in net assets	3,054,567	3,789,765
Net Assets:
Beginning of period	3,789,765	—

End of period	$6,844,332	$3,789,765

Share Transactions:
Issued	3,763,010	4,809,073
Redeemed	(3,665,871)	(4,565,867)

Change in shares	97,139	243,206

(a)	Commencement of operations

See accompanying notes to the financial statements.

163

PROFUNDS VP

ProFund VP Semiconductor

Financial HIghlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$15.58		$30.00

Investment Activities:
Net investment income/(loss)	(0.16	)(b)	(0.24	)(b)
Net realized and unrealized gains (losses) on investments and swap agreements	4.69		(14.18)

Total income/(loss) from investment activities	4.53		(14.42)

Net Asset Value, End of Period	$20.11		$15.58

Total Return	29.08	%(c)	(48.07	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$6,844,332		$3,789,765
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	(1.75	)%(d)	(1.89	)%(d)
Ratio of gross expenses to average net assets	2.33	%(d)	2.33	%(d)
Portfolio turnover(e)	1,300%		886%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

164

PROFUNDS VP ProFund VP Technology (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (98.8%)

	Shares	Value
3Com Corp.*	2,514	$11,766
ADC Telecommunications, Inc.*	7,542	17,558
Adobe Systems, Inc.	2,095	67,187
ADTRAN, Inc.*	419	21,491
Advanced Micro Devices, Inc.*	3,352	21,486
Affiliated Computer Services, Inc.— Class A*	1,257	57,483
Agere Systems, Inc.*	11,732	27,336
Altera Corp.*	3,352	54,973
Amdocs, Ltd.*	2,095	50,280
Amkor Technology, Inc.*	3,352	44,045
Amphenol Corp.—Class A*	838	39,235
Analog Devices, Inc.*	2,933	102,127
Apple Computer, Inc.*	3,352	64,090
Applied Materials, Inc.*	14,665	232,587
Applied Micro Circuits Corp.*	3,771	22,815
Autodesk, Inc.	838	13,542
Avaya, Inc.*	3,771	24,361
BEA Systems, Inc.*	4,190	45,503
BearingPoint, Inc.*	3,352	32,347
BMC Software, Inc.*	2,514	41,054
Broadcom Corp.—Class A*	1,676	41,749
Cadence Design Systems, Inc.*	3,352	40,425
Check Point Software Technologies, Ltd.*	2,933	57,340
CIENA Corp.*	4,190	21,746
Cisco Systems, Inc.*	59,498	993,021
Citrix Systems, Inc.*	1,676	34,123
Computer Associates International, Inc.	5,447	121,35
Computer Sciences Corp.*	1,676	63,889
Compuware Corp.*	3,771	21,759
Comverse Technology, Inc.*	1,257	18,893
Corning, Inc.*	10,894	80,507
Dell Computer Corp.*	17,169	548,720
Electronic Data Systems Corp.	4,190	89,876
EMC Corp.*	19,693	206,186
Emulex Corp.*	838	19,081
Foundry Networks, Inc.*	1,676	24,134
Harris Corp.	1,257	37,773
Hewlett-Packard Co.	25,559	544,407
Intel Corp.	55,308	1,149,521
International Business Machines Corp.	14,246	1,175,294
International Rectifier Corp.*	838	22,475
Intersil Corp.—Class A*	1,676	44,598
Intuit, Inc.*	1,676	74,632
J.D. Edwards & Co.*	1,257	18,013
JDS Uniphase Corp.*	10,894	38,238
Juniper Networks, Inc.*	3,352	41,464
KLA-Tencor Corp.*	2,095	97,397
Lam Research Corp.*	1,676	30,520
Level 3 Communications, Inc.*	4,609	30,604
Lexmark International Group, Inc.*	1,257	88,958
Linear Technology Corp.	2,514	80,976
LSI Logic Corp.*	5,447	38,565
Lucent Technologies, Inc.*	33,101	67,195
Marvell Technology Group, Ltd.*	1,257	43,203
Maxim Integrated Products, Inc.	2,514	85,954
Maxtor Corp.*	3,352	25,174
Mercury Interactive Corp.*	1,257	48,533

Common Stocks, continued

	Shares	Value
Microchip Technology, Inc.	2,095	$51,600
Micron Technology, Inc.*	5,447	63,349
Microsoft Corp.	90,085	2,307,078
Motorola, Inc.	20,531	193,607
National Semiconductor Corp.*	2,095	41,313
NCR Corp.*	1,257	32,204
NetScreen Technologies, Inc.*	1,676	37,794
Network Appliance, Inc.*	2,933	47,544
Network Associates, Inc.*	1,676	21,252
Novellus Systems, Inc.*	1,676	61,377
NVIDIA Corp.*	1,676	38,565
Oracle Corp.*	44,833	538,893
PanAmSat Corp.*	1,257	23,167
PeopleSoft, Inc.*	2,933	51,591
Pitney Bowes, Inc.	3,352	128,750
PMC-Sierra, Inc.*	2,095	24,574
QLogic Corp.*	1,257	60,751
Qualcomm, Inc.	6,704	239,667
Rambus, Inc.*	1,676	27,771
Reynolds & Reynolds Co.	1,257	35,900
Rockwell Collins, Inc.	2,095	51,600
Sandisk Corp.*	838	33,813
Scientific-Atlanta, Inc.	1,676	39,956
Siebel Systems, Inc.*	4,609	43,970
Storage Technology Corp.*	1,257	32,355
Sun Microsystems, Inc.*	28,911	132,991
SunGard Data Systems, Inc.*	2,095	54,281
Symantec Corp.*	1,257	55,132
Synopsys, Inc.*	838	51,830
Tellabs, Inc.*	3,771	24,775
Teradyne, Inc.*	2,933	50,770
Texas Instruments, Inc.	14,246	250,730
Unisys Corp.*	4,190	51,453
UTStarcom, Inc.*	1,257	44,711
VeriSign, Inc.*	2,095	28,974
Veritas Software Corp.*	3,771	108,115
WebMD Corp.*	3,771	40,840
Western Digital Corp.*	2,514	25,894
Xerox Corp.*	7,123	75,433
Xilinx, Inc.*	2,933	74,234
Yahoo!, Inc.*	5,028	164,717
Zebra Technologies Corp.*	419	31,505

TOTAL COMMON STOCKS		12,652,394

See accompanying notes to the financial statements.

165

PROFUNDS VP ProFund VP Technology (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Home Loan Bank (0.3%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$35,000	$34,999

TOTAL FEDERAL HOME LOAN BANK		34,999

TOTAL INVESTMENTS (Cost $9,439,323)(a)—99.1%		12,687,393
Net other assets (liabilities)—0.9%		120,901

NET ASSETS—100.0%		$12,808,294

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$3,262,428
Unrealized depreciation	(14,358)

Net unrealized appreciation/depreciation	$3,248,070

See accompanying notes to the financial statements.

166

PROFUNDS VP

ProFund VP Technology

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $9,439,323)	$12,687,393
Cash	770
Dividends and interest receivable	5,476
Receivable for investments sold	317,362
Receivable for capital shares issued	5,227
Prepaid expenses	491

Total Assets	13,016,719

Liabilities:
Payable for capital shares redeemed	165,435
Advisory fees payable	10,951
Management services fees payable	2,191
Administration fees payable	726
Administrative services fees payable	6,247
Distribution fees payable	5,049
Other accrued expenses	17,826

Total Liabilities	208,425

Net Assets	$12,808,294

Net Assets consist of:
Capital	$23,632,671
Accumulated net investment income/(loss)	(116,987)
Accumulated net realized gains (losses) on investments	(13,955,460)
Net unrealized appreciation/depreciation on investments	3,248,070

Net Assets	$12,808,294

Shares of Beneficial Interest Outstanding	1,016,356

Net Asset Value (offering and redemption price per share)	$12.60

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$32,004
Interest	492

Total Investment Income	32,496

Expenses:
Advisory fees	56,782
Management services fees	11,357
Administration fees	3,569
Administrative services fees	31,053
Distribution fees	18,927
Custody fees	12,251
Fund accounting fees	7,486
Transfer agent fees	6,746
Other fees	11,279

Total Gross Expenses before reductions	159,450
Less Expenses reduced by the Advisor	(9,967)

Total Net Expenses	149,483

Net Investment Income/(Loss)	(116,987)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(621,728)
Change in net unrealized appreciation (depreciation) on investments	2,500,962

Net Realized and Unrealized Gains (Losses) on Investments	1,879,234

Change in Net Assets Resulting from Operations	$1,762,247

See accompanying notes to the financial statements.

167

PROFUNDS VP

ProFund VP Technology

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(116,987)	$(216,156)
Net realized gains (losses) on investments	(621,728)	(8,354,759)
Change in net unrealized appreciation (depreciation) on investments	2,500,962	(978,518)

Change in net assets resulting from operations	1,762,247	(9,549,433)

Capital Transactions:
Proceeds from shares issued	62,611,340	118,000,430
Cost of shares redeemed	(66,836,514)	(108,589,596)

Change in net assets resulting from capital transactions	(4,225,174)	9,410,834

Change in net assets	(2,462,927)	(138,599)
Net Assets:
Beginning of period	15,271,221	15,409,820

End of period	$12,808,294	$15,271,221

Share Transactions:
Issued	5,350,626	8,366,705
Redeemed	(5,766,605)	(7,791,673)

Change in shares	(415,979)	575,032

See accompanying notes to the financial statements.

168

PROFUNDS VP

ProFund VP Technology

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$10.66		$17.97		$30.00

Investment Activities:
Net investment income/(loss)	(0.09	)(b)	(0.24	)(b)	(0.34	)(b)
Net realized and unrealized gains (losses) on investments	2.03		(7.07)		(11.69)

Total income/(loss) from investment activities	1.94		(7.31)		(12.03)

Net Asset Value, End of Period	$12.60		$10.66		$17.97

Total Return	18.20	%(c)	(40.68)%		(40.10	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$12,808,294		$15,271,221		$15,409,820
Ratio of net expenses to average net assets	1.97	%(d)	1.98%		2.10	%(d)
Ratio of net investment income/(loss) to average net assets	(1.54	)%(d)	(1.77)%		(1.91	)%(d)
Ratio of gross expenses to average net assets	2.10	%(d)	2.27%		2.10	%(d)
Portfolio turnover(e)	487%		1,208%		2,548%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

169

PROFUNDS VP ProFund VP Telecommunications (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (82.3%)

	Shares	Value
Alltel Corp.	5,430	$261,835
AT&T Corp.	13,575	261,319
AT&T Wireless Services, Inc.*	33,815	277,621
BellSouth Corp.	10,037	267,285
CenturyTel, Inc.	2,353	82,002
Cincinnati Bell, Inc.*	3,439	23,041
Citizens Communications Co.*	4,887	62,993
IDT Corp.*	362	6,480
IDT Corp.—Class B*	543	9,557
Nextel Communications, Inc.—Class A*	15,395	278,342
Nextel Partners, Inc.—Class A*	1,810	13,213
Qwest Communications International, Inc.*	24,073	115,069
SBC Communications, Inc.	57,739	1,475,230
Sprint Corp. (FON Group)	15,566	224,150
Sprint Corp. (PCS Group)*	14,661	84,301
Telephone & Data Systems, Inc.	905	44,979
US Cellular Corp.*	543	13,819
Verizon Communications, Inc.	36,422	1,436,848
Western Wireless Corp.—Class A*	1,267	14,609
Wireless Facilities, Inc.*	543	6,462

TOTAL COMMON STOCKS		4,959,155

Federal Home Loan Bank (1.2%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$70,000	69,999

TOTAL FEDERAL HOME LOAN BANK		69,999

TOTAL INVESTMENTS (Cost $3,972,816)(a)—83.5%		5,029,154
Net other assets (liabilities)—16.5%		997,165

NET ASSETS—100.0%		$6,026,319

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$1,059,583
Unrealized depreciation	(3,245)

Net unrealized appreciation/depreciation	$1,056,338

See accompanying notes to the financial statements.

170

PROFUNDS VP

ProFund VP Telecommunications

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $3,972,816)	$5,029,154
Cash	1,009
Dividends and interest receivable	8,274
Receivable for investments sold	2,464,332
Prepaid expenses	131

Total Assets	7,502,900

Liabilities:
Payable for capital shares redeemed	1,453,536
Advisory fees payable	6,561
Management services fees payable	1,312
Administration fees payable	451
Administrative services fees payable	4,729
Distribution fees payable	2,365
Other accrued expenses	7,627

Total Liabilities	1,476,581

Net Assets	$6,026,319

Net Assets consist of:
Capital	$11,537,687
Accumulated net investment income/(loss)	123,670
Accumulated net realized gains (losses) on investments	(6,691,376)
Net unrealized appreciation/depreciation on investments	1,056,338

Net Assets	$6,026,319

Shares of Beneficial Interest Outstanding	446,121

Net Asset Value (offering and redemption price per share)	$13.51

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$214,333
Interest	88

Total Investment Income	214,421

Expenses:
Advisory fees	34,447
Management services fees	6,889
Administration fees	2,056
Administrative services fees	22,980
Distribution fees	11,482
Custody fees	4,915
Fund accounting fees	3,941
Transfer agent fees	4,233
Other fees	4,692

Total Gross Expenses before reductions	95,635
Less Expenses reduced by the Advisor	(4,884)

Total Net Expenses	90,751

Net Investment Income/(Loss)	123,670

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(1,039,782)
Change in net unrealized appreciation (depreciation) on investments	(72,506)

Net Realized and Unrealized Gains (Losses) on Investments	(1,112,288)

Change in Net Assets Resulting from Operations	$(988,618)

See accompanying notes to the financial statements.

171

PROFUNDS VP

ProFund VP Telecommunications

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the year ended December 31, 2002
	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$123,670	$(51,088)
Net realized gains (losses) on investments	(1,039,782)	(1,634,461)
Change in net unrealized appreciation (depreciation) on investments	(72,506)	1,004,787

Change in net assets resulting from operations	(988,618)	(680,762)

Capital Transactions:
Proceeds from shares issued	49,002,636	88,752,147
Cost of shares redeemed	(58,783,432)	(75,426,114)

Change in net assets resulting from capital transactions	(9,780,796)	13,326,033

Change in net assets	(10,769,414)	12,645,271
Net Assets:
Beginning of period	16,795,733	4,150,462

End of period	$6,026,319	$16,795,733

Share Transactions:
Issued	3,809,071	6,192,167
Redeemed	(4,615,050)	(5,132,470)

Change in shares	(805,979)	1,059,697

See accompanying notes to the financial statements.

172

PROFUNDS VP

ProFund VP Telecommunications

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$13.41		$21.57		$30.00

Investment Activities:
Net investment income/(loss)	0.17	(b)	(0.10	)(b)	(0.28	)(b)
Net realized and unrealized gains (losses) on investments and swap agreements	(0.07)		(8.06)		(8.15)

Total income/(loss) from investment activities	0.10		(8.16)		(8.43)

Net Asset Value, End of Period	$13.51		$13.41		$21.57

Total Return	0.75	%(c)	(37.83)%		(28.10	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$6,026,319		$16,795,733		$4,150,462
Ratio of net expenses to average net assets	1.98	%(d)	1.98%		2.17	%(d)
Ratio of net investment income/(loss) to average net assets	2.69	%(d)	(0.72)%		(1.27	)%(d)
Ratio of gross expenses to average net assets	2.08	%(d)	2.19%		2.17	%(d)
Portfolio turnover(e)	739%		1,290%		2,830%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

173

PROFUNDS VP ProFund VP Utilities (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.9%)

	Shares	Value
AES Corp.*	75,718	$480,809
AGL Resources, Inc.	7,514	191,156
Allegheny Energy, Inc.	16,762	141,639
Alliant Energy Corp.	12,138	230,986
Ameren Corp.	21,386	943,123
American Electric Power, Inc.	52,020	1,551,757
Aquilla, Inc.	25,432	65,615
Atmos Energy Corp.	5,780	143,344
Avista Corp.	5,780	81,787
Black Hills Corp.	4,046	124,212
Calpine Corp.*	46,818	308,999
CenterPoint Energy, Inc.	35,258	287,353
Cinergy Corp.	21,386	786,791
CLECO Corp.	6,358	110,121
CMS Energy Corp.	17,918	145,136
Consolidated Edison, Inc.	28,322	1,225,776
Constellation Energy Group, Inc.	21,386	733,540
Dominion Resources, Inc.	42,194	2,711,808
DPL, Inc.	16,762	267,186
DQE, Inc.	9,826	148,078
DTE Energy Co.	21,964	848,689
Duke Energy Corp.	118,490	2,363,876
Dynegy, Inc.—Class A	34,102	143,228
Edison International*	42,772	702,744
El Paso Electric Co.*	6,358	78,394
Energen Corp.	4,046	134,732
Energy East Corp.	19,074	395,976
Entergy Corp.	29,478	1,555,849
Equitable Resources, Inc.	8,092	329,668
Exelon Corp.	42,194	2,523,623
FirstEnergy Corp.	39,304	1,511,239
FPL Group, Inc.	23,698	1,584,211
Great Plains Energy, Inc.	9,248	267,082
Hawaiian Electric Industries, Inc.	4,624	212,010
IDACORP, Inc.	5,202	136,553
KeySpan Corp.	20,808	737,644
MDU Resources Group, Inc.	9,826	329,073
Mirant Corp.*	53,176	154,210
National Fuel Gas Co.	9,826	255,967
New Jersey Resources Corp.	3,468	123,114
NICOR, Inc.	5,780	214,496
NiSource, Inc.	34,680	658,920
Northeast Utilities System	16,762	280,596
Northwest Natural Gas Co.	3,468	94,503
NSTAR	6,936	315,935
NUI Corp.	2,312	35,882
OGE Energy Corp.	10,404	222,333
ONEOK, Inc.	9,826	192,884
Peoples Energy Corp.	4,624	198,323
Pepco Holdings, Inc.	22,542	431,905
PG&E Corp.*	53,754	1,136,897
Philadelphia Suburban Corp.	9,248	225,466
Piedmont Natural Gas Co., Inc.	4,046	157,025
Pinnacle West Capital Corp.	10,982	411,276
PNM Resources, Inc.	5,202	139,154
PPL Corp.	23,120	994,160
Progress Energy, Inc.	31,790	1,395,581
Public Service Enterprise Group, Inc.	27,744	1,172,184
Puget Energy, Inc.	12,138	289,734
Questar Corp.	10,982	367,568

Common Stocks, continued

	Shares	Value
Reliant Resources, Inc.*	6,358	$38,975
SCANA Corp.	13,294	455,718
Sempra Energy	27,166	775,045
Sierra Pacific Resources*	15,606	92,700
Southern Co.	94,792	2,953,718
Southern Union Co.*	4,624	78,331
TECO Energy, Inc.	23,120	277,209
Texas Genco Holdings, Inc.	1,734	40,316
TXU Corp.	42,194	947,255
UGI Corp.	5,202	164,903
Unisource Energy Corp.	4,624	86,931
Vectren Corp.	8,670	217,184
Westar Energy, Inc.	6,936	112,571
WGL Holdings, Inc.	6,358	169,759
Wisconsin Energy Corp.	15,028	435,812
WPS Resources Corp.	4,046	162,649
Xcel Energy, Inc.	52,598	791,074

TOTAL COMMON STOCKS		41,802,070

Federal Home Loan Bank (0.3%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$109,000	108,998

TOTAL FEDERAL HOME LOAN BANK		108,998

TOTAL INVESTMENTS (Cost $37,624,142)(a)—100.2%		41,911,068
Net other assets (liabilities)—(0.2)%		(99,810)

NET ASSETS—100.0%		$41,811,258

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$4,421,773
Unrealized depreciation	(134,847)

Net unrealized appreciation/depreciation	$4,286,926

See accompanying notes to the financial statements.

174

PROFUNDS VP

ProFund VP Utilities

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $37,624,142)	$41,911,068
Cash	748
Dividends and interest receivable	50,885
Receivable for investments sold	1,445,811
Prepaid expenses	389

Total Assets	43,408,901

Liabilities:
Payable for capital shares redeemed	1,534,607
Advisory fees payable	20,443
Management services fees payable	4,089
Administration fees payable	1,365
Administrative services fees payable	14,322
Distribution fees payable	7,161
Other accrued expenses	15,656

Total Liabilities	1,597,643

Net Assets	$41,811,258

Net Assets consist of:
Capital	$50,025,062
Accumulated net investment income/(loss)	668,143
Accumulated net realized gains (losses) on investments	(13,168,873)
Net unrealized appreciation/depreciation on investments	4,286,926

Net Assets	$41,811,258

Shares of Beneficial Interest Outstanding	1,959,076

Net Asset Value (offering and redemption price per share)	$21.34

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$450,290
Interest	184

Total Investment Income	450,474

Expenses:
Advisory fees	80,367
Management services fees	16,074
Administration fees	7,322
Administrative services fees	53,624
Distribution fees	26,789
Custody fees	9,567
Fund accounting fees	9,264
Transfer agent fees	7,877
Other fees	10,939

Total Gross Expenses before reductions	221,823
Less Expenses reduced by the Advisor	(10,134)

Total Net Expenses	211,689

Net Investment Income/(Loss)	238,785

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(468,462)
Change in net unrealized appreciation (depreciation) on investments	2,418,028

Net Realized and Unrealized Gains (Losses) on Investments	1,949,566

Change in Net Assets Resulting from Operations	$2,188,351

See accompanying notes to the financial statements.

175

PROFUNDS VP

ProFund VP Utilities

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$238,785	$429,358
Net realized gains (losses) on investments	(468,462)	(6,362,421)
Change in net unrealized appreciation (depreciation) on investments	2,418,028	1,307,557

Change in net assets resulting from operations	2,188,351	(4,625,506)

Capital Transactions:
Proceeds from shares issued	122,212,453	224,791,256
Cost of shares redeemed	(108,615,641)	(207,560,080)

Change in net assets resulting from capital transactions	13,596,812	17,231,176

Change in net assets	15,785,163	12,605,670
Net Assets:
Beginning of period	26,026,095	13,420,425

End of period	$41,811,258	$26,026,095

Share Transactions:
Issued	6,207,585	10,351,013
Redeemed	(5,634,570)	(9,508,462)

Change in shares	573,015	842,551

See accompanying notes to the financial statements.

176

PROFUNDS VP

ProFund VP Utilities

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the year ended December 31, 2002	For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$18.78		$24.69	$30.00

Investment Activities:
Net investment income/(loss)	0.22	(b)	0.51 (b)	0.39	(b)
Net realized and unrealized gains (losses) on investments	2.34		(6.42)	(5.70)

Total income/(loss) from investment activities	2.56		(5.91)	(5.31)

Net Asset Value, End of Period	$21.34		$18.78	$24.69

Total Return	13.63	%(c)	(23.94)%	(17.70	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$41,811,258		$26,026,095	$13,420,425
Ratio of net expenses to average net assets	1.97	%(d)	1.98%	2.05	%(d)
Ratio of net investment income/(loss) to average net assets	2.23	%(d)	2.31%	1.44	%(d)
Ratio of gross expenses to average net assets	2.07	%(d)	2.17%	2.05	%(d)
Portfolio turnover(e)	496%		1,461%	1,008%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

177

PROFUNDS VP ProFund VP U.S. Government Plus (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (15.7%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$7,910,000	$7,909,890

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		7,909,890

Federal Home Loan Bank (15.7%)
Federal Home Loan Bank, 0.51%, 07/01/03	7,910,000	7,909,890

TOTAL FEDERAL HOME LOAN BANK		7,909,890

Federal National Mortgage Association (15.7%)
Federal National Mortgage Association, 0.51%, 07/01/03	7,910,000	7,909,890

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		7,909,890

U.S. Treasury Bonds (20.4%)
U.S. Treasury Bonds, 4.55%, 02/15/31	9,090,000	10,263,179

TOTAL U.S. TREASURY BONDS		10,263,179

Repurchase Agreements (31.6%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $7,906,176 (Collateralized by a Federal Home Loan Bank Security)	7,906,000	7,906,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with maturity value of $7,910,121 (Collateralized by U.S. Treasury Notes)	7,910,000	7,910,000

TOTAL REPURCHASE AGREEMENTS		15,816,000

TOTAL INVESTMENTS (Cost $48,688,600)(a)—99.1%		49,808,849
Net other assets (liabilities)—0.9%		439,272

NET ASSETS—100.0%		$50,248,121

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
30-Year U.S. Treasury Bond Swap Agreements expiring 07/31/03 (Underlying notional amount at value $52,374,951)	46,388,000	$214,108

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$1,128,474
Unrealized depreciation	(8,225)

Net unrealized appreciation/depreciation	$1,120,249

See accompanying notes to the financial statements.

178

PROFUNDS VP

ProFund VP U.S. Government Plus

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $32,872,600)	$33,992,849
Repurchase agreements, at cost	15,816,000

Total Investments	49,808,849
Cash	87,120
Interest receivable	183,854
Receivable for capital shares issued	36,001
Unrealized appreciation on swap agreements	214,108
Prepaid expenses	2,004

Total Assets	50,331,936

Liabilities:
Dividends payable	1,137
Advisory fees payable	19,520
Management services fees payable	5,855
Administration fees payable	1,958
Administrative services fees payable	20,571
Distribution fees payable	10,536
Other accrued expenses	24,238

Total Liabilities	83,815

Net Assets	$50,248,121

Net Assets consist of:
Capital	$46,545,315
Accumulated net investment income/(loss)	(1,262,555)
Accumulated net realized gains (losses) on investments and swap agreements	3,631,004
Net unrealized appreciation/depreciation on investments and swap agreements	1,334,357

Net Assets	$50,248,121

Shares of Beneficial Interest Outstanding	1,414,032

Net Asset Value (offering and redemption price per share)	$35.54

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$662,779

Expenses:
Advisory fees	169,194
Management services fees	50,758
Administration fees	14,061
Administrative services fees	169,237
Distribution fees	84,597
Custody fees	18,825
Fund accounting fees	26,979
Transfer agent fees	24,420
Other fees	28,707

Total Gross Expenses before reductions	586,778
Less Expenses reduced by the Advisor	(4,273)

Total Net Expenses	582,505

Net Investment Income/(Loss)	80,274

Realized and Unrealized Gains (Losses) on Investments and Swap Agreements:
Net realized gains (losses) on investments	111,822
Net realized gains (losses) on swap agreements	(397,063)
Change in net unrealized appreciation (depreciation) on investments and swap agreements	832,350

Net Realized and Unrealized Gains (Losses) on Investments and Swap Agreements	547,109

Change in Net Assets Resulting from Operations	$627,383

See accompanying notes to the financial statements.

179

PROFUNDS VP

ProFund VP U.S. Government Plus

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$80,274	$214,947
Net realized gains (losses) on investments, futures contracts and swap agreements	(285,241)	5,212,931
Change in net unrealized appreciation (depreciation) on investments and swap agreements	832,350	502,007

Change in net assets resulting from operations	627,383	5,929,885

Distributions to Shareholders From:
Net investment income	(1,337,902)	(1,531,855)

Change in net assets resulting from distributions	(1,337,902)	(1,531,855)

Capital Transactions:
Proceeds from shares issued	218,981,744	422,970,722
Dividends reinvested	1,333,067	1,530,541
Cost of shares redeemed	(294,284,515)	(303,970,949)

Change in net assets resulting from capital transactions	(73,969,704)	120,530,314

Change in net assets	(74,680,223)	124,928,344
Net Assets:
Beginning of period	124,928,344	—

End of period	$50,248,121	$124,928,344

Share Transactions:
Issued	6,363,543	12,910,778
Reinvested	38,590	45,993
Redeemed	(8,649,963)	(9,294,909)

Change in shares	(2,247,830)	3,661,862

(a)	Commencement of operations

See accompanying notes to the financial statements.

180

PROFUNDS VP

ProFund VP U.S. Government Plus

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$34.12		$30.00

Investment Activities:
Net investment income/(loss)	0.04	(b)	0.12	(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	2.05		4.89

Total income/(loss) from investment activities	2.09		5.01

Distributions to Shareholders From:
Net investment income	(0.67)		(0.89)

Net Asset Value, End of Period	$35.54		$34.12

Total Return	6.20	%(c)	16.90	%(c)
Ratios/Supplemental Data:
Net assets, end of period	$50,248,121		$124,928,344
Ratio of net expenses to average net assets	1.72	%(d)	1.71	%(d)
Ratio of net investment income/(loss) to average net assets	0.24	%(d)	0.56	%(d)
Ratio of gross expenses to average net assets	1.73	%(d)	1.71	%(d)
Portfolio turnover(e)	185%		269%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return, swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

181

PROFUNDS VP ProFund VP Rising Rates Opportunity (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (19.5%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$5,292,000	$5,291,927

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		5,291,927

Federal Home Loan Bank (19.5%)
Federal Home Loan Bank, 0.51%, 07/01/03	5,292,000	5,291,927

TOTAL FEDERAL HOME LOAN BANK		5,291,927

Federal National Mortgage Association (19.5%)
Federal National Mortgage Association, 0.51%, 07/01/03	5,292,000	5,291,926

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		5,291,926

Repurchase Agreements (38.8%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $5,290,118 (Collateralized by a Federal Home Loan Bank Security)	5,290,000	5,290,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with maturity value of $5,292,081 (Collateralized by U.S. Treasury Notes)	5,292,000	5,292,000

TOTAL REPURCHASE AGREEMENTS		10,582,000

TOTAL INVESTMENTS (Cost $26,458,001)(a)—97.3%		26,457,780
Net other assets (liabilities)—2.7%		720,966

NET ASSETS—100.0%		$27,178,746

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
30-Year U.S. Treasury Bond Swap Agreements expiring 07/31/03 (Underlying notional amount at value $34,005,104)	(30,118,000)	$(142,140)

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	(221)

Net unrealized appreciation/depreciation	$(221)

See accompanying notes to the financial statements.

182

PROFUNDS VP

ProFund VP Rising Rates Opportunity

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $15,876,001)	$15,875,780
Repurchase agreements, at cost	10,582,000

Total Investments	26,457,780
Cash	1,029,152
Interest receivable	198
Receivable for capital shares issued	1,964
Prepaid expenses	486

Total Assets	27,489,580

Liabilities:
Payable for capital shares redeemed	137,562
Unrealized depreciation on swap agreements	142,140
Advisory fees payable	9,034
Management services fees payable	1,807
Administration fees payable	618
Administrative services fees payable	6,479
Distribution fees payable	3,279
Other accrued expenses	9,915

Total Liabilities	310,834

Net Assets	$27,178,746

Net Assets consist of:
Capital	$30,494,269
Accumulated net investment income/(loss)	(57,185)
Accumulated net realized gains (losses) on swap agreements	(3,115,977)
Net unrealized appreciation/depreciation on investments and swap agreements	(142,361)

Net Assets	$27,178,746

Shares of Beneficial Interest Outstanding	1,219,532

Net Asset Value (offering and redemption price per share)	$22.29

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$78,379

Expenses:
Advisory fees	52,194
Management services fees	10,439
Administration fees	4,867
Administrative services fees	34,755
Distribution fees	17,398
Custody fees	5,705
Fund accounting fees	6,128
Transfer agent fees	5,384
Other fees	7,696

Total Gross Expenses before reductions	144,566
Less Expenses reduced by the Advisor	(7,184)

Total Net Expenses	137,382

Net Investment Income/(Loss)	(59,003)

Realized and Unrealized Gains (Losses) on Investments and Swap Agreements:
Net realized gains (losses) on swap agreements	(652,231)
Change in net unrealized appreciation (depreciation) on investments and swap agreements	(137,627)

Net Realized and Unrealized Gains (Losses) on Investments and Swap Agreements	(789,858)

Change in Net Assets Resulting from Operations	$(848,861)

See accompanying notes to the financial statements.

183

PROFUNDS VP

ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(59,003)	$(26,296)
Net realized gains (losses) on futures contracts and swap agreements	(652,231)	(2,726,147)
Change in net unrealized appreciation (depreciation) on investments and swap agreements	(137,627)	(4,734)

Change in net assets resulting from operations	(848,861)	(2,757,177)

Capital Transactions:
Proceeds from shares issued	146,646,676	146,601,639
Cost of shares redeemed	(125,786,977)	(136,676,554)

Change in net assets resulting from capital transactions	20,859,699	9,925,085

Change in net assets	20,010,838	7,167,908
Net Assets:
Beginning of period	7,167,908	—

End of period	$27,178,746	$7,167,908

Share Transactions:
Issued	6,259,683	5,543,393
Redeemed	(5,334,877)	(5,248,667)

Change in shares	924,806	294,726

(a)	Commencement of operations

See accompanying notes to the financial statements.

184

PROFUNDS VP

ProFund VP Rising Rates Opportunity

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$24.32		$30.00

Investment Activities:
Net investment income/(loss)	(0.10	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	(1.93)		(5.59)

Total income/(loss) from investment activities	(2.03)		(5.68)

Net Asset Value, End of Period	$22.29		$24.32

Total Return	(8.35	)%(c)	(18.93	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$27,178,746		$7,167,908
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	(0.85	)%(d)	(0.49	)%(d)
Ratio of gross expenses to average net assets	2.08	%(d)	2.13	%(d)
Portfolio turnover(e)	—		—

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

185

PROFUNDS VP ProFund VP Money Market (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (20.2%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$16,402,000	$16,402,000

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		16,402,000

Federal Home Loan Bank (20.2%)
Federal Home Loan Bank, 0.51%, 07/01/03	16,402,000	16,402,000

TOTAL FEDERAL HOME LOAN BANK		16,402,000

Federal National Mortgage Association (20.2%)
Federal National Mortgage Association, 0.51%, 07/01/03	16,402,000	16,402,000

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		16,402,000

Repurchase Agreements (40.5%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with the maturity value of $16,398,364 (Collateralized by a Federal Home Loan Bank Security)	16,398,000	16,398,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with a maturity value of $16,403,251 (Collateralized by U.S. Treasury Notes)	16,403,000	16,403,000

TOTAL REPURCHASE AGREEMENTS		32,801,000

TOTAL INVESTMENTS (Cost $82,007,000)(a)—101.1%		82,007,000
Net other assets (liabilities)—(1.1)%		(874,872)

NET ASSETS—100.0%		$81,132,128

(a)	Represents cost for financial reporting purposes.

See accompanying notes to the financial statements.

186

PROFUNDS VP

ProFund VP Money Market

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $49,206,000)	$49,206,000
Repurchase agreements, at cost	32,801,000

Total Investments	82,007,000
Cash	1,070
Interest receivable	615
Prepaid and other expenses	19,791

Total Assets	82,028,476

Liabilities:
Payable for capital shares redeemed	803,981
Advisory fees payable	38,919
Management services fees payable	7,784
Administration fees payable	3,567
Distribution fees payable	42,097

Total Liabilities	896,348

Net Assets	$81,132,128

Net Assets consist of:
Capital	$81,132,129
Accumulated net realized gains (losses) on investments	(1)

Net Assets	$81,132,128

Shares of Beneficial Interest Outstanding	81,132,128

Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$462,305

Expenses:
Advisory fees	306,585
Management services fees	61,317
Administration fees	19,471
Distribution fees	102,195
Custody fees	11,166
Fund accounting fees	16,618
Transfer agent fees	14,987
Other fees	17,988

Total Gross Expenses before reductions	550,327
Less Expenses reduced by the Advisor	(125,219)
Less Expenses reduced by a Third Party	(32,477)

Total Net Expenses	392,631

Net Investment Income/(Loss)	69,674

Change in Net Assets Resulting from Operations	$69,674

See accompanying notes to the financial statements.

187

PROFUNDS VP

ProFund VP Money Market

Statements of Changes in Net Assets
	For the six months ended June 30, 2003	For the year ended December 31, 2002

	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$69,674	$137,507
Net realized gains (losses) on investments	—	(1)

Change in net assets resulting from operations	69,674	137,506

Distributions to Shareholders From:
Net investment income	(69,674)	(137,507)

Change in net assets resulting from distributions	(69,674)	(137,507)

Capital Transactions:
Proceeds from shares issued	709,686,188	6,444,480,897
Dividends reinvested	70,039	138,140
Cost of shares redeemed	(697,803,107)	(6,436,419,682)

Change in net assets resulting from capital transactions	11,953,120	8,199,355

Change in net assets	11,953,120	8,199,354
Net Assets:
Beginning of period	69,179,008	60,979,654

End of period	$81,132,128	$69,179,008

Share Transactions:
Issued	709,686,187	6,444,480,897
Reinvested	69,866	138,313
Redeemed	(697,803,174)	(6,436,419,615)

Change in shares	11,952,879	8,199,595

See accompanying notes to the financial statements.

188

PROFUNDS VP

ProFund VP Money Market

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002	For the period October 29, 2001(a) through December 31, 2001

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000

Investment Activities:
Net investment income/(loss)	0.001		0.002	0.001

Distributions to Shareholders From:
Net investment income	(0.001)		(0.002)	(0.001)

Net Asset Value, End of Period	$1.000		$1.000	$1.000

Total Return	0.09	%(b)	0.21%	0.08	%(b)
Ratios/Supplemental Data:
Net assets, end of period	$81,132,128		$69,179,008	$60,979,654
Ratio of net expenses to average net assets	0.96	%(c)	1.32%	1.60	%(c)
Ratio of net investment income/(loss) to average net assets	0.17	%(c)	0.22%	0.27	%(c)
Ratio of gross expenses to average net assets	1.35	%(c)	1.51%	1.60	%(c)

(a)	Commencement of operations
(b)	Not annualized
(c)	Annualized

See accompanying notes to the financial statements.

189

PROFUNDS VP

Notes to Financial Statements

June 30, 2003

(Unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the “Advisor”) serves as the investment advisor for each of the ProFunds. BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Bull, ProFund VP Small-Cap, ProFund VP OTC, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan, ProFund VP UltraBull (formerly ProFund VP Bull Plus), ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraOTC, ProFund VP Bear, ProFund VP Short Small-Cap, ProFund VP Short OTC, ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Cyclical, ProFund VP Consumer Non-Cyclical, ProFund VP Energy, ProFund VP Financial, ProFund VP Healthcare, ProFund VP Industrial, ProFund VP Internet, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity and ProFund VP Money Market (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP, excluding the ProFund VP Money Market, is a “non-diversified” series of the Trust pursuant to the 1940 Act.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a ProFund VP (other than the ProFund VP Money Market), except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ/NMS, are valued at the closing price, if available, on the exchange or market where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price shall be the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Securities regularly traded in the OTC markets (other than the NASDAQ/NMS) are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940.

For the ProFunds VP (other than the ProFund VP Money Market), futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued at the last bid quote (if purchased by a ProFund VP) or the last asked quote (if sold by a ProFund VP) prior to the time at which a ProFund VP calculates net asset value. Routine valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When market quotations are not readily available, a ProFund VP’s investments are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will

190

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

always be less than one year. A ProFund VP will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Advisor will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP.

The ProFunds VP require that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

Short Sales

The ProFunds VP (other than the ProFund VP Money Market) may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP maintains a segregated account of securities as collateral for outstanding short sales, when required. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short.

Futures Contracts

The ProFunds VP (other than the ProFund VP Money Market) may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at settlement of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Futures contracts may also be offset for settlement. Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the futures and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the futures or due to the inability of counterparties to perform.

Index Options and Options on Futures Contracts

The ProFunds VP (other than the ProFund VP Money Market) may purchase call or put options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and to create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options and options on futures contracts are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected. Risk may also arise if there is an illiquid secondary market for the options or due to the inability of counterparties to perform.

191

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the ProFund VP Asia 30, the ProFund VP Europe 30 and the ProFund VP Japan denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Swap Agreements

The ProFunds VP (other than the ProFund VP Money Market) may enter into equity index, equity basket or interest rate swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities, or to manage exposure to a market or security. Swap agreements are two-party contracts for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The amount to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Most swap agreements entered into by the ProFunds VP calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the contract based on the relative values of the positions held by each party to the contract (the “net amount”). A ProFund VP’s current obligations under a swap agreement are accrued daily (offset against any amounts owing to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty are covered by segregated assets.

The counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus the dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount is recorded as “unrealized gains or losses on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by the securities and cash of each particular ProFund VP.

The ProFunds VP may invest in swaps that provide the opposite return of their benchmark index (short the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments of the index reduce the value of the swap. These amounts are netted with any unrealized appreciation/depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total exposure each ProFund VP has in under the swap agreement. Risks may result from an imperfect correlation between movements in the price of the swap agreements and the price of the underlying instruments. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is

192

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another appropriate basis.

Distributions to Shareholders

Each of the ProFunds VP (except the ProFund VP Real Estate, the ProFund VP U.S. Government Plus and the ProFund VP Money Market) intends to declare and distribute net investment income annually. ProFund VP Real Estate declares and pays dividends from net investment income quarterly. ProFund VP U.S. Government Plus and ProFund VP Money Market declare dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Federal Income Taxes

Each of the ProFunds VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability.

3.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except the ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP of 0.75%. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate, based on the average daily net assets, of 0.50%.

For its services as Administrator, the Trust pays BISYS an annual fee based on the following schedule of average net assets: 0.05% of average net assets from $0 to $2 billion, 0.04% on the next $3 billion of average net assets, 0.03% on the next $5 billion of average net assets, and 0.02% of average net assets over $10 billion. BISYS Fund Services, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees.

ProFund Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP will pay to ProFund Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets.

Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with Pruco Life Insurance Company of New Jersey (“Prudential”) pursuant to which Prudential will provide administrative services with respect to the ProFunds VP. For these services, the Trust pays Prudential a quarterly fee equal on an annual basis up to 0.20% of the average daily net assets of each ProFund VP that were invested in such ProFund VP through Prudential’s separate account.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. Each Non-Interested Trustee was compensated $5,500 in meeting and retainer fees during the six months ended June 30, 2003.

The Advisor has contractually agreed to waive advisory and management servicing fees, and if necessary, reimburse certain other expenses of each ProFund VP for the period ending December 31, 2003 in order to limit the annual operating expenses to

193

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

an annualized rate of 1.98% of the average daily net assets of each ProFund VP (except the ProFund VP UltraBull, the ProFund VP UltraOTC, the ProFund VP U.S. Government Plus and the ProFund VP Money Market). ProFund VP UltraBull’s operating expenses are limited to an annualized rate of 1.85% of its average daily net assets. ProFund VP UltraOTC’s operating expenses are limited to an annualized rate of 1.95% of its average daily net assets. ProFund VP U.S. Government Plus’s operating expenses are limited to an annualized rate of 1.73% of its average daily net assets. ProFund VP Money Market’s operating expenses are limited to an annualized rate of 1.35% of its average daily net assets.

The Advisor may recoup the advisory and management servicing fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed any expense limitation in place at that time. As of June 30, 2003, the reimbursement that may potentially be made by the ProFunds VP are as follows:

	Expires 2005	Expires 2006
ProFund VP OTC	$27,011	$13,435
ProFund VP Mid-Cap Value	22,991	19,271
ProFund VP Mid-Cap Growth	16,477	16,611
ProFund VP Small-Cap Value	35,305	33,199
ProFund VP Small-Cap Growth	20,779	20,156
ProFund VP Asia 30	2,486	4,651
ProFund VP Europe 30	21,392	—
ProFund VP Japan	2,285	4,058
ProFund VP UltraBull	78,953	42,886
ProFund VP UltraMid-Cap	25,730	12,586
ProFund VP UltraSmall-Cap	71,489	14,263
ProFund VP UltraOTC	57,524	12,326
ProFund VP Bear	39,311	10,017
ProFund VP Short OTC	—	11,399
ProFund VP Banks	9,952	11,025
ProFund VP Basic Materials	6,747	5,370
ProFund VP Biotechnology	35,143	12,809
ProFund VP Consumer Cyclical	10,219	7,760
ProFund VP Consumer Non-Cyclical	8,221	9,050
ProFund VP Energy	34,061	12,864
ProFund VP Financial	37,969	12,900
ProFund VP Healthcare	35,804	12,317
ProFund VP Industrial	5,769	6,576
ProFund VP Internet	3,895	8,032
ProFund VP Pharmaceuticals	5,743	5,664
ProFund VP Precious Metals	—	10,285
ProFund VP Real Estate	52,569	12,555
ProFund VP Semiconductor	10,634	10,895
ProFund VP Technology	34,449	9,545
ProFund VP Telecommunications	14,827	4,695
ProFund VP Utilities	36,094	9,653
ProFund VP U.S. Government Plus	—	1,368
ProFund VP Rising Rates Opportunity	7,932	6,774

194

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the period ended June 30, 2003 were as follows:

	Purchases	Sales
ProFund VP Bull	$196,703,881	$195,307,940
ProFund VP Small-Cap	39,192,856	37,731,992
ProFund VP OTC	240,476,906	219,201,597
ProFund VP Mid-Cap Value	89,771,608	86,554,727
ProFund VP Mid-Cap Growth	110,700,385	87,942,663
ProFund VP Small-Cap Value	153,344,039	151,734,615
ProFund VP Small-Cap Growth	184,079,812	160,101,432
ProFund VP Asia 30	59,757,904	72,212,929
ProFund VP Europe 30	176,821,826	138,729,747
ProFund VP UltraBull	207,925,504	216,244,432
ProFund VP UltraMid-Cap	67,388,693	58,882,415
ProFund VP UltraSmall-Cap	69,231,071	47,917,729
ProFund VP UltraOTC	200,642,187	205,268,576
ProFund VP Banks	47,139,456	43,462,937
ProFund VP Basic Materials	24,461,946	26,088,611
ProFund VP Biotechnology	118,391,392	118,156,965
ProFund VP Consumer Cyclical	50,773,316	50,566,706
ProFund VP Consumer Non-Cyclical	20,577,258	20,955,365
ProFund VP Energy	80,009,826	91,434,851
ProFund VP Financial	61,364,502	61,616,767
ProFund VP Healthcare	100,554,207	75,008,646
ProFund VP Industrial	14,404,032	14,070,628
ProFund VP Internet	80,839,600	98,259,724
ProFund VP Pharmaceuticals	66,653,702	59,669,593
ProFund VP Real Estate	107,724,945	112,296,331
ProFund VP Semiconductor	68,992,851	67,751,865
ProFund VP Technology	66,394,212	69,760,791
ProFund VP Telecommunications	56,298,207	66,993,749
ProFund VP Utilities	123,227,480	109,381,796
ProFund VP U.S. Government Plus	24,835,703	25,462,820

5.	Concentration Risk

The ProFund VP Asia 30, ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Cyclical, ProFund VP Consumer Non-Cyclical, ProFund VP Energy, ProFund VP Financial, ProFund VP Healthcare, ProFund VP Industrial, ProFund VP Internet, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications and ProFund VP Utilities maintain exposure to a limited number of issuers conducting business in a specific market sector. These ProFunds VP are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds VP will be negatively impacted by that poor performance. This would make the performance of these particular ProFunds VP more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be. Each of ProFund VP Europe 30, ProFund VP Short Small-Cap, ProFund VP Small-Cap, ProFund VP Short OTC, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated.

195

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2002, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2008	Expires 2009	Expires 2010	Total
ProFund VP Bull	$—	$173,736	$1,707,847	$1,881,583
ProFund VP Small-Cap	—	1,079,530	7,828,329	8,907,859
ProFund VP OTC	—	3,644,603	15,941,603	19,586,379
ProFund VP Mid-Cap Value	—	—	204,315	204,315
ProFund VP Small-Cap Value	—	—	109,696	109,696
ProFund VP Small-Cap Growth	—	—	498,921	498,921
ProFund VP Asia 30	—	—	27,986	27,986
ProFund VP Europe 30	7,828,365	10,516,081	21,104,698	39,449,144
ProFund VP Japan	—	—	2,554,494	2,554,494
ProFund VP UltraBull	—	8,540,781	22,809,819	31,350,600
ProFund VP UltraMid-Cap	—	—	4,988,002	4,988,002
ProFund VP UltraSmall-Cap	14,370,041	7,875,274	26,485,641	48,730,956
ProFund VP UltraOTC	126,680,493	119,617,666	87,508,404	333,806,563
ProFund VP Bear	—	1,705,630	—	1,705,630
ProFund VP Short Small-Cap	—	—	678,535	678,535
ProFund VP Short OTC	—	—	2,768,700	2,768,700
ProFund VP Banks	—	—	1,338,047	1,338,047
ProFund VP Basic Materials	—	—	1,118,357	1,118,357
ProFund VP Biotechnology	—	—	9,531,779	9,531,779
ProFund VP Consumer Cyclical	—	—	1,163,216	1,163,216
ProFund VP Consumer Non-Cyclical	—	—	1,165,345	1,165,345
ProFund VP Energy	—	1,407,170	2,339,969	3,747,139
ProFund VP Financial	—	58,139	3,181,447	3,239,586
ProFund VP Healthcare	—	892,521	5,475,793	6,368,314
ProFund VP Industrial	—	—	270,507	270,507
ProFund VP Precious Metals	—	—	10,809,383	10,809,383
ProFund VP Real Estate	—	1,884,982	4,225,104	6,110,086
ProFund VP Semiconductor	—	—	2,166,649	2,166,649
ProFund VP Technology	—	1,358,736	4,626,781	5,985,517
ProFund VP Telecommunications	—	2,176,462	2,185,044	4,361,506
ProFund VP Utilities	—	2,100,378	4,754,633	6,855,011
ProFund VP Rising Rates Opportunity	—	—	2,463,746	2,463,746
ProFund VP Money Market	—	—	1	1

196

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

At June 30, 2003, the cost of securities for federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
ProFund VP Bull	$116,893,757	$—	$(1,451,160)	$(1,451,160)
ProFund VP Small-Cap	42,114,003	4,341,604	(328,319)	4,013,285
ProFund VP OTC	115,058,643	—	(6,977,061)	(6,977,061)
ProFund VP Mid-Cap Value	17,787,943	—	(1,366,148)	(1,366,148)
ProFund VP Mid-Cap Growth	39,242,304	1,308,753	(232,248)	1,075,505
ProFund VP Small-Cap Value	33,603,375	—	(778,883)	(778,883)
ProFund VP Small-Cap Growth	52,853,903	2,840,018	(310,354)	2,538,664
ProFund VP Asia 30	8,267,720	388,563	(17)	368,551
ProFund VP Europe 30	75,593,371	—	(7,006,789)	(7,006,7689)
ProFund VP Japan	10,480,351	—	(71)	(71)
ProFund VP UltraBull	48,060,657	—	(9,280,446)	(9,280,446)
ProFund VP UltraMid-Cap	31,427,930	566,500	(391,576)	174,924
ProFund VP UltraSmall-Cap	57,374,469	3,693,161	(696,559)	2,996,602
ProFund VP UltraOTC	123,124,637	—	(64,185,740)	(64,185,740)
ProFund VP Bear	108,235,000	22	(924)	(902)
ProFund VP Short Small-Cap	189,050	—	(2)	(2)
ProFund VP Short OTC	31,646,210	1,004	(1,268)	(264)
ProFund VP Banks	10,335,822	—	(997,226)	(997,226)
ProFund VP Basic Materials	2,380,497	—	(382,280)	(382,280)
ProFund VP Biotechnology	22,027,459	—	(1,118,712)	(1,118,712)
ProFund VP Consumer Cyclical	4,438,161	103,021	(3,568)	99,453
ProFund VP Consumer Non-Cyclical	4,856,568	—	(354,090)	(354,090)
ProFund VP Energy	13,793,525	—	(5,609,842)	(5,609,842)
ProFund VP Financial	14,434,961	—	(320,598)	(320,598)
ProFund VP Healthcare	41,723,.190	—	(1,237,385)	(1,237,385)
ProFund VP Industrial	1,430,396	—	(63,880)	(63,880)
ProFund VP Internet	13,480,306	4,105,500	(15,902)	4,089,598
ProFund VP Pharmaceuticals	10,283,492	—	(827,465)	(827,465)
ProFund VP Precious Metals	31,949,000	—	(266)	(266)
ProFund VP Real Estate	16,669,062	857,146	(9,732)	847,414
ProFund VP Semiconductor	7,147,967	—	(1,437,764)	(1,437,764)
ProFund VP Technology	17,643,988	—	(4,956,595)	(4,956,595)
ProFund VP Telecommunications	5,460,384	—	(431,230)	(431,230)
ProFund VP Utilities	42,549,874	—	(738,806)	(738,806)
ProFund VP U.S. Government Plus	48,739,804	1,077,270	(8,.225)	1,069,046
ProFund VP Rising Rates Opportunity	26,458,000	—	(220)	(220)
ProFund VP Money Market	82,007,000	—	—	—

197

ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

INNOVATIONS IN INDEXING®

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow Jones Industrial AverageTM,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of the NASDAQ Stock Market, Inc. “The Nikkei 225 Stock Average” is a trademark of Nihon Keizal Shimbun, Inc. “Philadelphia Stock Exchange®”’ “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

6/03

CLASSIC PROFUNDS VP

Bull

Small-Cap

OTC

Mid-Cap Value

Mid-Cap Growth

Small-Cap Value

Small-Cap Growth

Asia 30

Europe 30

Japan

ULTRA PROFUNDS VP

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraOTC

INVERSE PROFUNDS VP

Bear

Short Small-Cap

Short OTC

SECTOR PROFUNDS VP

Banks

Basic Materials

Biotechnology

Consumer Cyclical

Consumer Non-Cyclical

Energy

Financial

Healthcare

Industrial

Internet

Pharmaceuticals

Precious Metals

Real Estate

Semiconductor

Technology

Telecommunications

Utilities

BOND BENCHMARKED PROFUNDS VP

U.S. Government Plus

Rising Rates Opportunity

MONEY MARKET PROFUND VP

>	Semiannual Report

June 30, 2003

>  Table of Contents

i	MESSAGE FROM THE CHAIRMAN

SCHEDULE OF PORTFOLIO INVESTMENTS AND FINANCIAL STATEMENTS

1	ProFund VP Bull

10	ProFund VP Small-Cap

21	ProFund VP OTC

26	ProFund VP Mid-Cap Value

32	ProFund VP Mid-Cap Growth

37	ProFund VP Small-Cap Value

44	ProFund VP Small-Cap Growth

50	ProFund VP Asia 30

54	ProFund VP Europe 30

58	ProFund VP Japan

62	ProFund VP UltraBull

71	ProFund VP UltraMid-Cap

79	ProFund VP UltraSmall-Cap

90	ProFund VP UltraOTC

95	ProFund VP Bear

99	ProFund VP Short Small-Cap

103	ProFund VP Short OTC

107	ProFund VP Banks

112	ProFund VP Basic Materials

116	ProFund VP Biotechnology

120	ProFund VP Consumer Cyclical

124	ProFund VP Consumer Non-Cyclical

128	ProFund VP Energy

132	ProFund VP Financial

137	ProFund VP Healthcare

141	ProFund VP Industrial

145	ProFund VP Internet

149	ProFund VP Pharmaceuticals

153	ProFund VP Precious Metals

157	ProFund VP Real Estate

161	ProFund VP Semiconductor

165	ProFund VP Technology

170	ProFund VP Telecommunications

174	ProFund VP Utilities

178	ProFund VP U.S. Government Plus

182	ProFund VP Rising Rates Opportunity

186	ProFund VP Money Market

190	NOTES TO FINANCIAL STATEMENTS

Message from the Chairman

Dear Shareholders:

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2003.

After a downturn that lasted almost three years, U.S. equity markets made impressive gains in the first half of 2003. Broad equity indexes moved higher, and as of June 30, the year-to-date returns for the Dow Jones Industrial Average, S&P 500 Index and Nasdaq-100 were 7.72%, 10.76% and 22.08%, respectively. 1

Economic news also began to take on a more positive tone. The Commerce Department estimated that Gross Domestic Product (GDP) grew at a 2.4% annualized rate for the second quarter, building on a 1.4% growth rate for the first quarter, and profitability of S&P 500 companies was generally on the rise. 1

Thank You

We realize that there are many alternatives for investors in the financial services industry, and so we are extremely grateful for the trust you have put in ProFunds. We are committed to justifying that confidence every day.

In the following pages, you will find financial information relating to ProFunds VP. Please read this information carefully.

Sincerely,

Michael Sapir

Chairman

1 Source: Bloomberg. You cannot invest directly in an index. Indexes are unmanaged; therefore, their performance does not reflect management fees and other expenses associated with mutual fund investing. Past performance is not predictive of future results.

i

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (81.3%)

	Shares	Value
3M Co.	4,158	$536,299
Abbott Laboratories	16,524	723,090
ACE, Ltd.	2,808	96,286
ADC Telecommunications, Inc.*	8,478	19,737
Adobe Systems, Inc.	2,430	77,930
Advanced Micro Devices, Inc.*	3,672	23,538
AES Corp.*	6,480	41,148
Aetna, Inc.	1,620	97,524
AFLAC, Inc.	5,454	167,711
Agilent Technologies, Inc.*	4,968	97,124
Air Products & Chemicals, Inc.	2,430	101,088
Alberto-Culver Co.—Class B	648	33,113
Albertson’s, Inc.	3,888	74,650
Alcoa, Inc.	8,964	228,582
Allegheny Energy, Inc.	1,350	11,408
Allegheny Technologies, Inc.	864	5,702
Allergan, Inc.	1,404	108,248
Allied Waste Industries, Inc.*	2,214	22,251
Allstate Corp.	7,452	265,663
Alltel Corp.	3,294	158,837
Altera Corp.*	4,050	66,420
Altria Group, Inc.	21,438	974,143
Ambac Financial Group, Inc.	1,134	75,128
Amerada Hess Corp.	972	47,803
Ameren Corp.	1,728	76,205
American Electric Power, Inc.	4,158	124,033
American Express Co.	13,716	573,466
American Greetings Corp.—Class A*	702	13,787
American International Group, Inc.	27,648	1,525,616
American Power Conversion Corp.*	2,106	32,833
American Standard Cos.*	756	55,891
AmerisourceBergen Corp.	1,188	82,388
Amgen, Inc.*	13,338	886,176
AmSouth Bancorp	3,726	81,376
Anadarko Petroleum Corp.	2,646	117,668
Analog Devices, Inc.*	3,888	135,380
Andrew Corp.*	1,026	9,439
Anheuser-Busch Cos., Inc.	8,856	452,099
Anthem, Inc.*	1,458	112,485
AOL-Time Warner, Inc.*	47,628	766,335
AON Corp.	3,294	79,320
Apache Corp.	1,728	112,424
Apartment Investment & Management Co.—Class A	972	33,631
Apollo Group, Inc.—Class A*	1,836	113,391
Apple Computer, Inc.*	3,888	74,339
Applera Corp.—Applied Biosystems Group	2,214	42,132
Applied Materials, Inc.*	17,550	278,342
Applied Micro Circuits Corp.*	3,240	19,602
Archer-Daniels-Midland Co.	6,804	87,567
Ashland, Inc.	702	21,537
AT&T Corp.	8,316	160,083
AT&T Wireless Services, Inc.*	28,728	235,857
Autodesk, Inc.	1,188	19,198
Automatic Data Processing, Inc.	6,318	213,927
AutoNation, Inc.*	2,970	46,688
AutoZone, Inc.*	972	73,843
Avaya, Inc.*	4,050	26,163
Avery Dennison Corp.	1,188	59,638

Common Stocks, continued

	Shares	Value
Avon Products, Inc.	2,484	$154,505
Baker Hughes, Inc.	3,564	119,643
Ball Corp.	594	27,033
Bank of America Corp.	15,876	1,254,679
Bank of New York Co., Inc.	8,154	234,428
Bank One Corp.	12,096	449,729
Bard (C.R.), Inc.	540	38,507
Bausch & Lomb, Inc.	540	20,250
Baxter International, Inc.	6,318	164,268
BB&T Corp.	4,968	170,402
Bear Stearns Cos., Inc.	1,026	74,303
Becton, Dickinson & Co.	2,700	104,895
Bed Bath & Beyond, Inc.*	3,132	121,553
BellSouth Corp.	19,548	520,563
Bemis Co., Inc.	540	25,272
Best Buy Co., Inc.*	3,402	149,416
Big Lots, Inc.*	1,242	18,680
Biogen, Inc.*	1,566	59,508
Biomet, Inc.	2,754	78,930
BJ Services Co.*	1,674	62,541
Black & Decker Corp.	810	35,194
Block H & R, Inc.	1,890	81,743
BMC Software, Inc.*	2,484	40,564
Boeing Co.	8,910	305,791
Boise Cascade Corp.	594	14,197
Boston Scientific Corp.*	4,320	263,952
Bristol-Myers Squibb Co.	20,520	557,118
Broadcom Corp.—Class A*	2,970	73,983
Brown-Forman Corp.	648	50,946
Brunswick Corp.	972	24,319
Burlington Northern Santa Fe Corp.	3,942	112,110
Burlington Resources, Inc.	2,106	113,871
Calpine Corp.*	4,050	26,730
Campbell Soup Co.	4,374	107,163
Capital One Financial Corp.	2,376	116,852
Cardinal Health, Inc.	4,752	305,554
Carnival Corp.	6,642	215,932
Caterpillar, Inc.	3,672	204,384
Cendant Corp.*	10,800	197,855
CenterPoint Energy, Inc.	3,240	26,406
Centex Corp.	648	50,408
CenturyTel, Inc.	1,512	52,693
Charter One Financial, Inc.	2,376	74,084
ChevronTexaco Corp.	11,340	818,748
Chiron Corp.*	1,998	87,353
Chubb Corp.	1,836	110,160
CIENA Corp.*	4,968	25,784
CIGNA Corp.	1,512	70,973
Cincinnati Financial Corp.	1,728	64,092
Cinergy Corp.	1,890	69,533
Cintas Corp.	1,782	63,154
Circuit City Stores, Inc.	2,214	19,483
Cisco Systems, Inc.*	74,358	1,241,034
Citigroup, Inc.	54,540	2,334,313
Citizens Communications Co.*	3,024	38,979
Citrix Systems, Inc.*	1,728	35,182
Clear Channel Communications, Inc.*	6,480	274,687
Clorox Co.	2,322	99,033
CMS Energy Corp.	1,512	12,247
Coca-Cola Co.	26,082	1,210,466

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Coca-Cola Enterprises, Inc.	4,806	$87,229
Colgate-Palmolive Co.	5,724	331,706
Comcast Corp.—Special Class A*	23,814	718,707
Comerica, Inc.	1,836	85,374
Computer Associates International, Inc.	6,102	135,953
Computer Sciences Corp.*	1,998	76,164
Compuware Corp.*	3,996	23,057
Comverse Technology, Inc.*	1,998	30,030
ConAgra Foods, Inc.	5,670	133,812
Concord EFS, Inc.*	5,130	75,514
ConocoPhillips	7,182	393,574
Consolidated Edison, Inc.	2,376	102,833
Constellation Energy Group, Inc.	1,728	59,270
Convergys Corp.*	1,566	25,056
Cooper Industries, Ltd.—Class A	972	40,144
Cooper Tire & Rubber Co.	756	13,298
Coors (Adolph) Co.—Class B	378	18,514
Corning, Inc.*	13,392	98,967
Costco Wholesale Corp.*	4,806	175,900
Countrywide Credit Industries, Inc.	1,404	97,676
Crane Co.	648	14,664
CSX Corp.	2,268	68,244
Cummins, Inc.	432	15,504
CVS Corp.	4,158	116,549
Dana Corp.	1,566	18,103
Danaher Corp.	1,620	110,241
Darden Restaurants, Inc.	1,782	33,822
Deere & Co.	2,538	115,987
Dell Computer Corp.*	27,216	869,822
Delphi Automotive Systems Corp.	5,940	51,262
Delta Air Lines, Inc.	1,296	19,025
Deluxe Corp.	594	26,611
Devon Energy Corp.	2,430	129,762
Dillard’s, Inc.—Class A	918	12,365
Dollar General Corp.	3,510	64,093
Dominion Resources, Inc.	3,294	211,706
Donnelley (R.R.) & Sons Co.	1,188	31,054
Dover Corp.	2,160	64,714
Dow Chemical Co.	9,720	300,931
Dow Jones & Co., Inc.	864	37,178
DTE Energy Co.	1,782	68,856
Du Pont (E.I.) de Nemours	10,530	438,469
Duke Energy Corp.	9,558	190,683
Dynegy, Inc.—Class A	3,942	16,556
Eastman Chemical Co.	810	25,653
Eastman Kodak Co.	3,024	82,706
Eaton Corp.	810	63,674
eBay, Inc.*	3,348	348,794
Ecolab, Inc.	2,808	71,885
Edison International*	3,456	56,782
El Paso Corp.	6,372	51,486
Electronic Arts, Inc.*	1,566	115,868
Electronic Data Systems Corp.	5,076	108,880
Eli Lilly & Co.	11,880	819,363
EMC Corp.*	23,166	242,548
Emerson Electric Co.	4,482	229,029
Engelhard Corp.	1,350	33,440
Entergy Corp.	2,376	125,405
EOG Resources, Inc.	1,188	49,706
Equifax, Inc.	1,512	39,312

Common Stocks, continued

	Shares	Value
Equity Office Properties Trust	4,266	$115,225
Equity Residential Properties Trust	2,862	74,269
Exelon Corp.	3,456	206,704
Exxon Mobil Corp.	70,740	2,540,273
Family Dollar Stores, Inc.	1,836	70,043
Fannie Mae	10,368	699,218
Federated Department Stores, Inc.	1,998	73,626
Federated Investors, Inc.—Class B	1,134	31,094
FedEx Corp.	3,186	197,628
Fifth Third Bancorp	6,102	349,889
First Data Corp.	7,938	328,951
First Tennessee National Corp.	1,350	59,279
FirstEnergy Corp.	3,132	120,425
Fiserv, Inc.*	2,052	73,072
Fleet Boston Financial Corp.	11,124	330,494
Fluor Corp.	864	29,065
Ford Motor Co.	19,386	213,052
Forest Laboratories, Inc.*	3,834	209,912
Fortune Brands, Inc.	1,566	81,745
FPL Group, Inc.	1,944	129,956
Franklin Resources, Inc.	2,700	105,489
Freddie Mac	7,290	370,113
Freeport-McMoRan Copper & Gold, Inc.—Class B	1,566	38,367
Gannett Co., Inc.	2,862	219,830
Gap, Inc.	9,450	177,282
Gateway, Inc.*	3,456	12,614
General Dynamics Corp.	2,106	152,685
General Electric Co.	105,894	3,037,040
General Mills, Inc.	3,942	186,890
General Motors Corp.	5,940	213,840
Genuine Parts Co.	1,836	58,770
Genzyme Corp.—General Division*	2,268	94,802
Georgia Pacific Corp.	2,646	50,142
Gillette Co.	10,800	344,088
Golden West Financial Corp.	1,620	129,616
Goodrich Corp.	1,242	26,082
Goodyear Tire & Rubber Co.	1,836	9,639
Grainger (W.W.), Inc.	972	45,451
Great Lakes Chemical Corp.	540	11,016
Guidant Corp.	3,294	146,221
Halliburton Co.	4,644	106,812
Harley-Davidson, Inc.	3,186	126,994
Harrah’s Entertainment, Inc.*	1,188	47,805
Hartford Financial Services Group, Inc.	2,970	149,569
Hasbro, Inc.	1,836	32,112
HCA, Inc.	5,400	173,016
Health Management Associates, Inc.— Class A	2,538	46,826
Heinz (H.J.) Co.	3,726	122,883
Hercules, Inc.*	1,188	11,761
Hershey Foods Corp.	1,404	97,803
Hewlett-Packard Co.	32,346	688,970
Hilton Hotels Corp.	3,996	51,109
Home Depot, Inc.	24,354	806,605
Honeywell International, Inc.	9,072	243,583
Humana, Inc.*	1,728	26,093
Huntington Bancshares, Inc.	2,430	47,434
Illinois Tool Works, Inc.	3,240	213,354
IMS Health, Inc.	2,592	46,630

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Ingersoll-Rand Co.—Class A	1,782	$84,324
Intel Corp.	69,228	1,438,834
International Business Machines Corp.	18,306	1,510,244
International Flavors & Fragrances, Inc.	972	31,036
International Game Technology*	918	93,939
International Paper Co.	5,076	181,364
Interpublic Group of Cos., Inc.	4,104	54,912
Intuit, Inc.*	2,160	96,185
ITT Industries, Inc.	972	63,627
J.P. Morgan Chase & Co.	21,546	736,443
Jabil Circuit, Inc.*	2,106	46,543
Janus Capital Group, Inc.	2,538	41,623
JDS Uniphase Corp.*	15,174	53,261
Jefferson-Pilot Corp.	1,512	62,688
John Hancock Financial Services, Inc.	3,078	94,587
Johnson & Johnson	31,428	1,624,828
Johnson Controls, Inc.	918	78,581
Jones Apparel Group, Inc.*	1,350	39,501
KB Home	486	30,122
Kellogg Co.	4,320	148,478
Kerr-McGee Corp.	1,080	48,384
KeyCorp	4,482	113,260
KeySpan Corp.	1,674	59,344
Kimberly-Clark Corp.	5,400	281,556
Kinder Morgan, Inc.	1,296	70,827
King Pharmaceuticals, Inc.*	2,538	37,461
KLA-Tencor Corp.*	1,998	92,887
Knight Ridder, Inc.	864	59,556
Kohls Corp.*	3,564	183,118
Kroger Co.*	7,992	133,307
Leggett & Platt, Inc.	2,052	42,066
Lexmark International Group, Inc.*	1,350	95,540
Limited, Inc.	5,508	85,374
Lincoln National Corp.	1,890	67,341
Linear Technology Corp.	3,294	106,100
Liz Claiborne, Inc.	1,134	39,974
Lockheed Martin Corp.	4,752	226,053
Loews Corp.	1,944	91,932
Louisiana-Pacific Corp.*	1,134	12,293
Lowe’s Cos., Inc.	8,262	354,853
LSI Logic Corp.*	3,996	28,292
Lucent Technologies, Inc.*	43,848	89,011
Manor Care, Inc.*	972	24,310
Marathon Oil Corp.	3,294	86,797
Marriott International, Inc.—Class A	2,430	93,360
Marsh & McLennan Cos., Inc.	5,670	289,566
Marshall & Ilsley Corp.	2,376	72,658
Masco Corp.	5,076	121,062
Mattel, Inc.	4,644	87,864
Maxim Integrated Products, Inc.	3,456	118,161
May Department Stores Co.	3,078	68,516
Maytag Corp.	810	19,780
MBIA, Inc.	1,512	73,710
MBNA Corp.	13,554	282,465
McCormick & Co., Inc.	1,458	39,658
McDermott International, Inc.*	702	4,444
McDonald’s Corp.	13,500	297,810
McGraw-Hill Cos., Inc.	1,998	123,876
McKesson Corp.	3,078	110,008
MeadWestvaco Corp.	2,106	52,018

Common Stocks, continued

	Shares	Value
MedImmune, Inc.*	2,646	$96,235
Medtronic, Inc.	12,906	619,101
Mellon Financial Corp.	4,590	127,373
Merck & Co., Inc.	23,760	1,438,667
Mercury Interactive Corp.*	918	35,444
Meredith Corp.	540	23,760
Merrill Lynch & Co., Inc.	1,936	90,372
MetLife, Inc.	8,046	227,863
MGIC Investment Corp.	1,026	47,853
Micron Technology, Inc.*	6,426	74,734
Microsoft Corp.	113,724	2,912,473
Millipore Corp.*	540	23,960
Mirant Corp.*	4,266	12,371
Molex, Inc.	1,998	53,926
Monsanto Co.	2,754	59,597
Monster Worldwide, Inc.*	1,188	23,439
Moody’s Corp.	1,566	82,544
Morgan Stanley Dean Witter & Co.	11,502	491,711
Motorola, Inc.	24,516	231,186
Nabors Industries, Ltd.*	1,566	61,935
National City Corp.	6,480	211,961
National Semiconductor Corp.*	1,944	38,336
Navistar International Corp.*	702	22,906
NCR Corp.*	1,026	26,286
Network Appliance, Inc.*	3,618	58,648
New York Times Co.—Class A	1,620	73,710
Newell Rubbermaid, Inc.	2,916	81,648
Newmont Mining Corp.	4,266	138,474
Nextel Communications, Inc.—Class A*	10,908	197,217
NICOR, Inc.	486	18,035
Nike, Inc.—Class B	2,808	150,200
NiSource, Inc.	2,808	53,352
Noble Corp.*	1,404	48,157
Nordstrom, Inc.	1,458	28,460
Norfolk Southern Corp.	4,104	78,797
North Fork Bancorp, Inc.	1,674	57,016
Northern Trust Corp.	2,322	97,036
Northrop Grumman Corp.	1,944	167,748
Novell, Inc.*	3,888	11,975
Novellus Systems, Inc.*	1,566	57,348
Nucor Corp.	810	39,569
NVIDIA Corp.*	1,674	38,519
Occidental Petroleum Corp.	3,996	134,066
Office Depot, Inc.*	3,294	47,796
Omnicom Group	1,998	143,256
Oracle Corp.*	55,566	667,903
PACCAR, Inc.	1,242	83,910
Pactiv Corp.*	1,674	32,995
Pall Corp.	1,296	29,160
Parametric Technology Corp.*	2,808	8,564
Parker Hannifin Corp.	1,242	52,152
Paychex, Inc.	3,996	117,123
Penney (J.C.) Co.	2,862	48,225
Peoples Energy Corp.	378	16,212
PeopleSoft, Inc.*	3,348	58,891
PepsiCo, Inc.	18,198	809,811
PerkinElmer, Inc.	1,350	18,644
Pfizer, Inc.	83,646	2,856,510
PG&E Corp.*	4,320	91,368
Phelps Dodge Corp.*	918	35,196

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Pinnacle West Capital Corp.	972	$36,401
Pitney Bowes, Inc.	2,484	95,410
Plum Creek Timber Co., Inc.	1,944	50,447
PMC-Sierra, Inc.*	1,782	20,903
PNC Financial Services Group	2,970	144,966
Power-One, Inc.*	864	6,178
PPG Industries, Inc.	1,782	90,419
PPL Corp.	1,782	76,626
Praxair, Inc.	1,728	103,853
Principal Financial Group, Inc.	3,456	111,456
Procter & Gamble Co.	13,716	1,223,192
Progress Energy, Inc.	2,538	111,418
Progressive Corp.	2,322	169,738
Providian Financial Corp.*	3,078	28,502
Prudential Financial, Inc.	5,832	196,247
Public Service Enterprise Group, Inc.	2,376	100,386
Pulte Homes, Inc.	648	39,956
QLogic Corp.*	972	46,977
Qualcomm, Inc.	8,370	299,228
Quest Diagnostics, Inc.*	1,134	72,349
Quintiles Transnational Corp.*	1,242	17,624
Qwest Communications International, Inc.*	17,982	85,954
R.J. Reynolds Tobacco Holdings	918	34,159
RadioShack Corp.	1,782	46,884
Raytheon Co.	4,374	143,642
Reebok International, Ltd.*	648	21,792
Regions Financial Corp.	2,376	80,261
Robert Half International, Inc.*	1,782	33,751
Rockwell Collins, Inc.	1,890	46,551
Rockwell International Corp.	1,944	46,345
Rohm & Haas Co.	2,376	73,727
Rowan Cos., Inc.*	972	21,773
Ryder System, Inc.	648	16,602
Sabre Holdings Corp.	1,512	37,271
SAFECO Corp.	1,458	51,438
Safeway, Inc.*	4,698	96,121
Sanmina-SCI Corp.*	5,400	34,074
Sara Lee Corp.	8,208	154,392
SBC Communications, Inc.	35,208	899,564
Schering-Plough Corp.	15,552	289,267
Schlumberger, Ltd.	6,156	292,841
Schwab (Charles) Corp.	14,310	144,388
Scientific-Atlanta, Inc.	1,566	37,333
Sealed Air Corp.*	918	43,751
Sears, Roebuck & Co.	3,240	108,994
Sempra Energy	2,214	63,166
Sherwin-Williams Co.	1,566	42,094
Siebel Systems, Inc.*	5,184	49,455
Sigma-Aldrich Corp.	756	40,960
Simon Property Group, Inc.	1,998	77,982
SLM Corp.	4,860	190,366
Snap-on, Inc.	594	17,244
Solectron Corp.*	8,802	32,919
Southern Co.	7,668	238,936
SouthTrust Corp.	3,618	98,410
Southwest Airlines Co.	8,262	142,107
Sprint Corp. (FON Group)	9,504	136,858
Sprint Corp. (PCS Group)*	10,854	62,411
St. Jude Medical, Inc.*	1,890	108,675

Common Stocks, continued

	Shares	Value
St. Paul Companies, Inc.	2,430	$88,719
Stanley Works	918	25,337
Staples, Inc.*	5,184	95,126
Starbucks Corp.*	4,158	101,954
Starwood Hotels & Resorts Worldwide, Inc.	2,106	60,211
State Street Corp.	3,510	138,294
Stryker Corp.	2,106	146,093
Sun Microsystems, Inc.*	34,236	157,486
SunGard Data Systems, Inc.*	3,024	78,352
Sunoco, Inc.	810	30,569
SunTrust Banks, Inc.	2,970	176,240
SuperValu, Inc.	1,404	29,933
Symantec Corp.*	1,566	68,685
Symbol Technologies, Inc.	2,430	31,614
Synovus Financial Corp.	3,240	69,660
Sysco Corp.	6,858	206,015
T. Rowe Price Group, Inc.	1,296	48,924
Target Corp.	9,666	365,762
TECO Energy, Inc.	1,890	22,661
Tektronix, Inc.*	918	19,829
Tellabs, Inc.*	4,374	28,737
Temple-Inland, Inc.	594	25,489
Tenet Healthcare Corp.*	4,968	57,877
Teradyne, Inc.*	1,944	33,651
Texas Instruments, Inc.	18,306	322,185
Textron, Inc.	1,458	56,891
The Pepsi Bottling Group, Inc.	2,916	58,378
Thermo Electron Corp.*	1,728	36,323
Thomas & Betts Corp.*	594	8,583
Tiffany & Co.	1,512	49,412
TJX Cos., Inc.	5,400	101,736
Torchmark Corp.	1,242	46,265
Toys R Us, Inc.*	2,268	27,488
Transocean Sedco Forex, Inc.	3,402	74,742
Travelers Property Casualty Corp.— Class B	10,638	167,761
Tribune Co.	3,294	159,100
Tupperware Corp.	594	8,530
TXU Corp.	3,402	76,375
Tyco International, Ltd.	21,168	401,769
U.S. Bancorp	20,358	498,771
Union Pacific Corp.	2,700	156,654
Union Planters Corp.	2,106	65,349
Unisys Corp.*	3,456	42,440
United Parcel Service, Inc.—Class B	11,934	760,196
United States Steel Corp.	1,080	17,680
United Technologies Corp.	4,968	351,883
UnitedHealth Group, Inc.	12,528	629,532
Univision Communications, Inc.— Class A*	2,430	73,872
Unocal Corp.	2,754	79,012
UnumProvident Corp.	3,024	40,552
UST, Inc.	1,782	62,423
Veritas Software Corp.*	4,374	125,403
Verizon Communications, Inc.	29,160	1,150,362
VF Corp.	1,134	38,522
Viacom, Inc.—Class B*	18,576	811,027
Visteon Corp.	1,404	9,645
Vulcan Materials Co.	1,080	40,036

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Wachovia Corp.	14,256	$569,670
Wal-Mart Stores, Inc.	46,386	2,489,538
Walgreen Co.	10,854	326,705
Walt Disney Co.	21,654	427,667
Washington Mutual, Inc.	9,882	408,127
Waste Management, Inc.	6,264	150,899
Waters Corp.*	1,296	37,752
Watson Pharmaceuticals, Inc.*	1,134	45,780
Wellpoint Health Networks, Inc.*	1,566	132,014
Wells Fargo & Co.	17,766	895,406
Wendy’s International, Inc.	1,188	34,416
Weyerhaeuser Co.	2,322	125,388
Whirlpool Corp.	702	44,718
Williams Cos., Inc.	5,508	43,513
Winn-Dixie Stores, Inc.	1,512	18,613
Worthington Industries, Inc.	918	12,301
Wrigley (WM.) JR Co.	2,376	133,602
Wyeth	14,094	641,982
Xcel Energy, Inc.	4,212	63,348
Xerox Corp.*	7,830	82,920
Xilinx, Inc.*	3,564	90,205
XL Capital, Ltd.—Class A	1,458	121,014
Yahoo!, Inc.*	6,372	208,747
YUM! Brands, Inc.*	3,078	90,986
Zimmer Holdings, Inc.*	2,106	94,875
Zions Bancorp	972	49,193

TOTAL COMMON STOCKS		94,546,887

Federal Home Loan Bank (17.9%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$20,896,000	20,895,710

TOTAL FEDERAL HOME LOAN BANK		20,895,710

TOTAL INVESTMENTS (Cost $102,843,361)(a)—99.2%		115,442,597
Net other assets (liabilities)—0.8%		988,020

NET ASSETS—100.0%		$116,430,617

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $22,135,750)	91	$(345,834)

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $48,650)	(1)	$975

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$12,865,901
Unrealized depreciation	(266,665)

Net unrealized appreciation/depreciation	$12,599,236

The ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.2%
Aerospace/Defense	1.2%
Agriculture	1.0%
Airlines	0.1%
Apparel	0.2%
Auto Manufacturers	0.5%
Auto Parts & Equipment	0.2%
Banks	5.7%
Beverages	2.3%
Biotechnology	1.0%
Building Materials	0.2%
Chemicals	1.2%
Commercial Services	0.8%
Computers	3.6%
Cosmetics/Personal Care	2.0%
Distribution/Wholesale	0.1%
Diversified Financial Services	5.5%
Electric	2.2%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	0.0%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.5%
Forest & Paper Products	0.4%
Gas	0.1%
Hand/Machine Tools	0.1%
Healthcare—Products	2.9%
Healthcare—Services	1.2%
Home Builders	0.1%
Home Furnishings	0.1%
Household Products/Wares	0.2%
Housewares	0.1%
Insurance	3.9%
Internet	0.6%
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.2%
Machinery—Construction & Mining	0.2%
Machinery—Diversified	0.2%

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Manufacturing	4.3%
Media	3.2%
Metals	0.0%
Mining	0.4%
Office/Business Equipment	0.2%
Oil & Gas	4.2%
Oil & Gas Services	0.5%
Packaging & Containers	0.1%
Pharmaceuticals	7.0%
Pipelines	0.2%
Real Estate Investment Trust	0.3%
Retail	5.8%
Savings & Loan	0.5%
Semiconductors	2.7%
Software	4.3%
Telecommunications	5.1%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.2%
Trucking & Leasing	0.0%
Other	18.7%

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Bull

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $102,843,361)	$115,442,597
Cash	22,301
Segregated cash balances with brokers for futures contracts	1,652,861
Dividends and interest receivable	112,690
Receivable for capital shares issued	236,346
Prepaid expenses	2,291

Total Assets	117,469,086

Liabilities:
Payable for capital shares redeemed	752,815
Variation margin on futures contracts	27,849
Advisory fees payable	65,726
Management services fees payable	13,145
Administration fees payable	4,176
Administrative services fees payable	52,875
Distribution fees payable	43,231
Other accrued expenses	78,652

Total Liabilities	1,038,469

Net Assets	$116,430,617

Net Assets consist of:
Capital	$123,847,896
Accumulated net investment income/(loss)	(132,536)
Accumulated net realized gains (losses) on investments and futures contracts	(19,539,120)
Net unrealized appreciation/depreciation on investments and futures contracts	12,254,377

Net Assets	$116,430,617

Shares of Beneficial Interest Outstanding	5,155,997

Net Asset Value (offering and redemption price per share)	$22.58

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$695,292
Interest	55,118

Total Investment Income	750,410

Expenses:
Advisory fees	336,475
Management services fees	67,295
Administration fees	23,744
Administrative services fees	174,102
Distribution fees	112,158
Custody fees	44,690
Fund accounting fees	43,196
Transfer agent fees	37,100
Other fees	47,287

Total Gross Expenses before reductions	886,047
Less Expenses reduced by the Advisor	(2,544)

Total Net Expenses	883,503

Net Investment Income/(Loss)	(133,093)

Realized and Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) on investments	(5,797,665)
Net realized gains (losses) on futures contracts	(285,328)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	9,748,446

Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	3,665,453

Change in Net Assets Resulting from Operations	$3,532,360

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Bull

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(133,093)	$(81,467)
Net realized gains (losses) on investments and futures contracts	(6,082,993)	(12,612,491)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	9,748,446	2,053,641

Change in net assets resulting from operations	3,532,360	(10,640,317)

Capital Transactions:
Proceeds from shares issued	528,543,367	368,175,334
Cost of shares redeemed	(508,394,623)	(285,371,272)

Change in net assets resulting from capital transactions	20,148,744	82,804,062

Change in net assets	23,681,104	72,163,745
Net Assets:
Beginning of period	92,749,513	20,585,768

End of period	$116,430,617	$92,749,513

Share Transactions:
Issued	25,100,792	17,148,702
Redeemed	(24,473,321)	(13,384,181)

Change in shares	627,471	3,764,521

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Bull

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002		For the period May 1, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$20.48		$26.94		$30.00

Investment Activities:
Net investment income/(loss)	(0.03	)(b)	(0.04	)(b)	(0.11	)(b)
Net realized and unrealized gains (losses) on investments and futures contracts	2.13		(6.42)		(2.95)

Total income/(loss) from investment activities	2.10		(6.46)		(3.06)

Net Asset Value, End of Period	$22.58		$20.48		$26.94

Total Return	10.25	%(c)	(23.98)%		(10.20	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$116,430,617		$92,749,513		$20,585,768
Ratio of net expenses to average net assets	1.97	%(d)	1.91%		2.25	%(d)
Ratio of net investment income/(loss) to average net assets	(0.30	)%(d)	(0.18)%		(0.60	)%(d)
Ratio of gross expenses to average net assets	1.97	%(d)	1.91%		2.25	%(d)
Portfolio turnover(e)	271%		260%		325%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (80.1%)

	Shares	Value
Aaron Rents, Inc.	870	$22,446
Abgenix, Inc.*	4,872	51,107
ABM Industries, Inc.	2,436	37,514
Actel Corp.*	1,392	28,536
Action Performance Cos., Inc.	1,044	19,836
Actuant Corp.*	696	32,935
Acuity Brands, Inc.	2,610	47,424
Adolor Corp.*	2,436	29,890
ADTRAN, Inc.*	1,740	89,244
Advanced Digital Information Corp.*	4,002	39,980
Advanced Neuromodulation Systems, Inc.*	522	27,024
ADVO, Inc.*	1,218	54,079
Aeroflex, Inc.*	4,350	33,669
AFC Enterprises, Inc.*	870	14,129
Agile Software Corp.*	2,958	28,545
AGL Resources, Inc.	4,872	123,944
Airborne, Inc.	4,002	83,642
Airgas, Inc.	4,350	72,862
AirTran Holdings, Inc.*	4,176	43,722
Alaska Air Group, Inc.*	1,566	33,591
Albany International Corp.—Class A	1,566	42,908
Albany Molecular Research, Inc.*	1,392	21,019
Alexander & Baldwin, Inc.	2,610	69,243
Alexandria Real Estate Equities, Inc.	1,566	70,470
Alkermes, Inc.*	3,480	37,410
Allen Telecom, Inc.*	2,784	45,992
Alliance Gaming Corp.*	2,610	49,355
Alpharma, Inc.	2,088	45,101
AMC Entertainment, Inc.*	1,914	21,896
Amcore Financial, Inc.	1,566	36,456
American Capital Strategies, Ltd.	5,916	147,545
American Italian Pasta Co.*	1,566	65,224
American Management Systems, Inc.*	2,958	42,240
American Medical Systems Holdings, Inc.*	4,002	67,514
American States Water Co.	1,044	28,501
American Tower Corp.*	10,266	90,853
AMERIGROUP Corp.*	522	19,418
Ameritrade Holding Corp.—Class A*	11,310	83,807
Ametek, Inc.	2,436	89,279
Amli Residential Properties Trust	1,044	24,586
AmSurg Corp.*	1,740	53,070
Amylin Pharmaceuticals, Inc.*	4,350	95,222
Analogic Corp.	522	25,453
Anchor BanCorp Wisconsin, Inc.	1,392	33,255
Anixter International, Inc.*	2,610	61,152
AnnTaylor Stores Corp.*	3,828	110,821
ANSYS, Inc.*	870	27,057
Anteon International Corp.*	1,044	29,138
Anthracite Capital, Inc.	4,350	52,461
Anworth Mortgage Asset Corp.	1,740	26,831
Apogee Enterprises, Inc.	1,740	15,695
Applera Corp.—Celera Genomics Group*	4,524	46,688
Applied Industrial Technologies, Inc.	1,218	25,700
Apria Healthcare Group, Inc.*	2,784	69,266
Arbitron, Inc.*	1,914	68,330
Arch Chemicals, Inc.	1,392	26,587
Arch Coal, Inc.	3,132	71,974
Argosy Gaming Co.*	1,740	36,383
Ariba, Inc.*	16,356	48,577

Common Stocks, continued

	Shares	Value
Arkansas Best Corp.	3,828	$91,067
Armor Holdings, Inc.*	1,566	20,984
Arris Group, Inc.*	4,002	19,850
Arrow International, Inc.	522	23,046
ArthroCare Corp.*	1,392	23,330
Ascential Software Corp.*	3,722	61,190
Asyst Technologies, Inc.*	2,436	16,297
Atherogenics, Inc.*	1,914	28,576
Atlantic Coast Airlines Holdings, Inc.*	2,610	35,209
ATMI, Inc.*	1,740	43,448
Atmos Energy Corp.	3,480	86,304
Atrix Laboratories, Inc.*	1,566	34,436
Atwood Oceanics, Inc.*	522	14,172
Avid Technology, Inc.*	2,088	73,226
Avista Corp.	3,132	44,318
Avocent Corp.*	3,828	114,572
Axcelis Technologies, Inc.*	8,004	48,984
Aztar Corp.*	2,262	36,441
Baldor Electric Co.	2,262	46,597
Bandag, Inc.	696	25,940
Bankatlantic Bancorp, Inc.—Class A	2,610	31,033
BankUnited Financial Corp.—Class A*	2,784	56,098
Banta Corp.	1,566	50,691
BARRA, Inc.*	1,740	62,118
Bay View Capital Corp.*	4,002	23,132
Beazer Homes U.S.A., Inc.*	1,218	101,702
Bedford Property Investors, Inc.	1,044	29,650
Belden, Inc.	1,566	24,884
Benchmark Electronics, Inc.*	1,392	42,818
Bio-Rad Laboratories, Inc.—Class A*	1,218	67,416
BioMarin Pharmaceutical, Inc.*	2,784	27,172
Black Box Corp.	1,740	62,988
Black Hills Corp.	1,740	53,418
Blyth, Inc.	2,088	56,794
Bob Evans Farms, Inc.	4,176	115,383
Borland Software Corp.*	6,612	64,599
Boston Private Financial Holdings, Inc.	2,088	44,015
Bowne & Co., Inc.	2,088	27,207
Boyd Gaming Corp.*	2,088	36,039
Brady Corp.—Class A	1,218	40,620
Brandywine Realty Trust	2,262	55,690
Briggs & Stratton Corp.	1,392	70,296
Bright Horizons Family Solutions, Inc.*	696	23,358
Brookline Bancorp, Inc.	4,524	63,336
Brooks Automation, Inc.*	4,698	53,275
Brown Shoe Co., Inc.	1,218	36,296
Burlington Coat Factory Warehouse Corp.	1,218	21,802
C&D Technologies, Inc.	1,740	24,986
Cabot Microelectronics Corp.*	2,958	149,289
Cabot Oil & Gas Corp.	1,914	52,846
CACI International, Inc.—Class A*	2,262	77,587
Cal Dive International, Inc.*	2,436	53,105
California Pizza Kitchen, Inc.*	1,044	22,446
Cambrex Corp.	1,566	36,049
Capital Automotive Real Estate Investment Trust	3,828	107,146
CARBO Ceramics, Inc.	522	19,445
Carlisle Cos., Inc.	2,088	88,030
Casey’s General Stores, Inc.	2,436	34,445
Cato Corp.—Class A	1,044	22,008

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
CBL & Associates Properties, Inc.	1,740	$74,820
CDI Corp.*	870	22,585
Cell Genesys, Inc.*	5,220	45,101
Cell Therapeutics, Inc.*	2,088	20,316
Centex Construction Products, Inc.	522	20,927
Central Garden & Pet Co.*	870	20,750
CH Energy Group, Inc.	1,044	46,980
Charming Shoppes, Inc.*	6,612	32,862
Charter Municipal Mortgage Acceptance Co.	2,610	49,616
Chateau Communities, Inc.	2,262	66,933
Checkpoint Systems, Inc.*	2,262	32,007
Chelsea Property Group, Inc.	2,610	105,209
Chesapeake Corp.	870	19,010
Chesapeake Energy Corp.	10,614	107,201
Chiquita Brands International, Inc.*	2,262	32,799
Chittenden Corp.	3,480	95,178
Choice Hotels International, Inc.*	1,392	38,016
Christopher & Banks Corp.*	1,566	57,926
Ciber, Inc.*	3,480	24,430
Cima Labs, Inc.*	1,044	28,073
Cincinnati Bell, Inc.*	12,354	82,772
Claire’s Stores, Inc.	3,306	83,840
Clarcor, Inc.	1,566	60,369
CLECO Corp.	2,610	45,205
Cognex Corp.*	4,350	97,223
Cognizant Technology Solutions Corp.*	5,742	139,874
Coherent, Inc.*	2,088	49,966
Cohu, Inc.	1,392	21,715
Coinstar, Inc.*	2,436	45,943
Colonial Properties Trust	1,392	48,984
Commerce Group, Inc.	1,566	56,689
Commercial Federal Corp.	2,958	62,710
Commercial Metals Co.	1,566	27,859
Commercial NET Lease Realty	2,958	50,996
Commonwealth Telephone Enterprises, Inc.*	1,044	45,905
Commscope, Inc.*	3,480	33,060
Community Bank System, Inc.	696	26,448
Comstock Resources, Inc.*	1,392	19,043
CONMED Corp.*	2,436	44,481
Connetics Corp.*	2,088	31,257
Consolidated Graphics, Inc.*	696	15,924
Cooper Cos., Inc.	2,610	90,750
Corinthian Colleges, Inc.*	3,306	160,573
Corixa Corp.*	2,784	21,520
Corn Products International, Inc.	2,262	67,928
Cornerstone Realty Income Trust, Inc.	3,132	22,895
Corporate Executive Board Co.*	2,784	113,644
Corporate Office Properties Trust	1,218	20,621
Corrections Corp. of America*	1,740	44,074
Cost Plus, Inc.*	1,740	62,048
Covance, Inc.*	3,654	66,137
Cray, Inc.*	4,176	32,990
Credence Systems Corp.*	4,176	35,371
Cree Research, Inc.*	5,046	82,149
Crompton Corp.	7,134	50,295
Cross Country Healthcare, Inc.*	2,088	27,541
Crown American Realty Trust	1,566	16,819
Crown Holdings, Inc.*	12,180	86,965

Common Stocks, continued

	Shares	Value
Cuno, Inc.*	1,044	$37,709
Curtiss-Wright Corp.	696	43,987
CV Therapeutics, Inc.*	2,088	61,930
Cyberonics, Inc.*	3,306	71,112
Cytec Industries, Inc.*	3,306	111,742
Daktronics, Inc.*	870	14,225
Datascope Corp.	696	20,553
Del Monte Foods Co.*	13,746	121,514
Delphi Financial Group, Inc.—Class A	870	40,716
Delta & Pine Land Co.	2,436	53,543
Denbury Resources, Inc.*	1,566	21,031
Dendrite International, Inc.*	2,262	29,135
Digital Insight Corp.*	2,262	43,091
Digital River, Inc.*	4,524	87,313
Dime Community Bancshares, Inc.	2,262	57,568
DIMON, Inc.	2,610	18,688
Dionex Corp.*	1,218	48,416
Documentum, Inc.*	5,046	99,255
Dollar Thrifty Automotive Group, Inc.*	1,566	29,049
DoubleClick, Inc.*	7,482	69,209
DQE, Inc.	5,394	81,288
Dress Barn, Inc.*	1,392	17,637
DRS Technologies, Inc.*	1,566	43,723
DSP Group, Inc.*	2,262	48,701
Duane Reade, Inc.*	1,566	23,099
DuPont Photomasks, Inc.*	2,436	45,870
Dycom Industries, Inc.*	3,132	51,052
E.piphany, Inc.*	4,002	20,450
EarthLink, Inc.*	7,830	61,779
East-West Bancorp, Inc.	3,306	119,479
Eastgroup Properties, Inc.	1,044	28,188
Echelon Corp.*	1,740	23,960
Eclipsys Corp.*	2,610	27,248
EDO Corp.	1,044	18,479
eFunds Corp.*	3,480	40,124
EGL, Inc.*	5,394	81,989
El Paso Electric Co.*	2,958	36,472
Electro Scientific Industries, Inc.*	4,176	63,308
Electronics for Imaging, Inc.*	3,828	77,670
ElkCorp	1,218	27,405
EMCOR Group, Inc.*	1,044	51,531
Empire District Electric Co.	1,392	30,276
Endo Pharmaceuticals Holdings, Inc.*	1,392	23,553
Energen Corp.	2,262	75,325
Engineered Support Systems, Inc.	870	36,410
Entegris, Inc.*	3,306	44,433
Enterasys Networks, Inc.*	10,092	30,579
Entertainment Properties Trust	1,566	45,023
Enzo Biochem, Inc.*	1,454	31,299
Enzon, Inc.*	4,350	54,462
EPIQ Systems, Inc.*	1,218	20,913
Equity One, Inc.	1,392	22,829
eResearch Technology, Inc.*	5,916	131,099
ESCO Technologies, Inc.*	870	38,280
eSPEED, Inc.—Class A*	1,740	34,382
ESS Technology, Inc.*	4,872	47,502
Essex Property Trust, Inc.	1,392	79,692
Esterline Technologies Corp.*	1,392	24,235
Evergreen Resources, Inc.*	1,740	94,499
Exar Corp.*	2,610	41,316

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Exelixis, Inc.*	2,958	$20,529
Extreme Networks, Inc.*	8,526	45,188
Exult, Inc.*	2,958	25,350
F5 Networks, Inc.*	1,914	32,251
FactSet Research Systems, Inc.	1,740	76,647
Federal Realty Investment Trust	3,654	116,928
Federal Signal Corp.	3,480	61,144
FEI Co.*	2,088	39,171
FelCor Lodging Trust, Inc.	3,132	24,586
Ferro Corp.	2,436	54,883
Fidelity National Information Solutions, Inc.*	870	22,690
Filenet Corp.*	4,872	87,891
Financial Federal Corp.*	1,044	25,474
Finish Line, Inc.—Class A*	1,218	27,052
First BanCorp.	2,088	57,316
First Community Bancorp—Class A	696	21,694
First Financial Holdings, Inc.	870	23,525
First Niagara Financial Group, Inc.	1,740	24,290
First Republic Bank*	2,088	55,541
FirstFed Financial Corp.*	2,088	73,686
Flagstar Bancorp, Inc.	2,436	59,560
FLIR Systems, Inc.*	4,524	136,399
Florida Rock Industries, Inc.	1,218	50,279
Flowers Foods, Inc.	2,088	41,259
FMC Corp.*	2,088	47,251
Fossil, Inc.*	3,654	86,088
Foundry Networks, Inc.*	7,308	105,235
Fred’s, Inc.	1,914	71,163
Fremont General Corp.	3,654	50,060
Frontier Oil Corp.	1,740	26,448
FTI Consulting, Inc.*	2,372	59,229
FuelCell Energy, Inc.*	3,828	31,351
G & K Services, Inc.	1,392	41,203
Gables Residential Trust	2,088	63,120
Gardner Denver, Inc.*	1,044	21,360
Gartner Group, Inc.*	5,220	39,568
Genesco, Inc.*	1,392	24,638
Genesis Microchip, Inc.*	2,262	30,627
Genlyte Group, Inc.*	696	24,339
Genta, Inc.*	2,610	34,765
Georgia Gulf Corp.	2,262	44,788
Getty Realty Corp.	1,044	23,302
Glenborough Realty Trust, Inc.	1,914	36,653
Glimcher Realty Trust	1,914	42,874
Global Industries, Ltd.*	4,176	20,128
GlobespanVirata, Inc.*	7,308	60,291
Gold Banc Corp., Inc.	3,480	36,575
Granite Construction, Inc.	2,088	40,006
Great Lakes Chemical Corp.	2,784	56,794
Great Lakes REIT, Inc.	1,392	22,272
Grey Wolf, Inc.*	10,440	42,178
Griffon Corp.*	1,740	27,840
Group 1 Automotive, Inc.*	1,218	39,475
Guitar Center, Inc.*	1,392	40,368
Gymboree Corp.*	1,566	26,277
Haemonetics Corp.*	1,044	19,523
Hain Celestial Group, Inc.*	1,392	22,258
Hancock Fabrics, Inc.	1,218	19,671
Handleman Co.*	1,566	25,056

Common Stocks, continued

	Shares	Value
Hanover Compressor Co.*	3,828	$43,256
Harbor Florida Bancshares, Inc.	1,392	33,352
Harland (John H.) Co.	2,262	59,174
Headwaters, Inc.*	2,262	33,229
Health Care REIT, Inc.	2,958	90,219
Healthcare Realty Trust, Inc.	2,784	81,154
Heartland Express, Inc.*	2,784	61,944
Hecla Mining Co.*	5,394	22,817
Heritage Property Investment Trust	1,392	37,695
Hilb, Rogal & Hamilton Co.	2,262	76,999
Hollywood Entertainment Corp.*	5,568	95,770
Home Properties of New York, Inc.	2,262	79,713
Hooper Holmes, Inc.	3,306	21,291
Horace Mann Educators Corp.	2,436	39,293
Hot Topic, Inc.*	4,872	131,105
Houston Exploration Co.*	696	24,151
Hovnanian Enterprises—Class A*	1,566	92,316
HRPT Properties Trust	8,352	76,838
Hughes Supply, Inc.	1,566	54,340
Hutchinson Technology, Inc.*	4,002	131,626
Hydril Co.*	696	18,966
Hyperion Solutions Corp.*	2,958	99,863
ICU Medical, Inc.*	870	27,101
Identix, Inc.*	5,220	33,147
IDEX Corp.	1,914	69,363
IDEXX Laboratories, Inc.*	4,524	152,368
IDX Systems Corp.*	1,044	16,203
IGEN International, Inc.*	1,740	54,636
IHOP Corp.	1,218	38,452
ILEX Oncology, Inc.*	2,088	40,528
Imagistics International, Inc.*	1,218	31,424
Imation Corp.	696	26,323
ImClone Systems, Inc.*	4,872	154,053
Immucor, Inc.*	696	15,166
IMPAC Mortgage Holdings, Inc.	3,306	55,177
INAMED Corp.*	1,218	65,394
Independent Bank Corp.	696	15,723
Informatica Corp.*	4,002	27,654
Insight Communications Co., Inc.*	3,132	41,280
Insight Enterprises, Inc.*	2,610	26,257
Insituform Technologies, Inc.—Class A*	1,566	27,687
Integra LifeSciences Holdings*	2,610	68,852
Inter-Tel, Inc.	1,566	33,231
Interdigital Communications Corp.*	3,480	81,328
Intergraph Corp.*	5,742	123,453
Intermagnetics General Corp.*	1,044	20,713
InterMune, Inc.*	1,740	28,031
International Multifoods Corp.*	1,044	23,918
Internet Security Systems, Inc.*	2,436	35,298
Interstate Bakeries Corp.	2,784	35,357
Invacare Corp.	1,566	51,678
Invision Technologies, Inc.*	1,044	25,943
Iomega Corp.*	3,306	35,044
Ionics, Inc.*	1,218	27,247
Irwin Financial Corp.	1,566	40,559
Itron, Inc.*	1,740	37,514
ITT Educational Services, Inc.*	3,480	101,790
J.B. Hunt Transport Services, Inc.*	1,914	72,254
Jack in the Box, Inc.*	2,262	50,443
Jacuzzi Brands, Inc.*	4,176	22,091

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
JAKKS Pacific, Inc.*	2,088	$27,750
Jarden Corp.*	696	19,258
JDA Software Group, Inc.*	4,002	44,782
Jefferies Group, Inc.	1,740	86,634
JM Smucker Co.	2,958	117,995
Jo-Ann Stores, Inc.—Class A*	1,392	35,218
Journal Register Co.*	1,914	34,624
Joy Global, Inc.*	2,958	43,690
K-Swiss, Inc.—Class A	696	24,026
K-V Pharmaceutical Co.*	1,392	38,698
Kansas City Southern Industries, Inc.*	4,002	48,144
Kaydon Corp.	2,262	47,050
Keane, Inc.*	3,480	47,432
Kellwood Co.	1,914	60,540
Kelly Services, Inc.—Class A	1,044	24,482
Kennametal, Inc.	2,262	76,546
Key Energy Group*	7,308	78,341
Kilroy Realty Corp.	1,740	47,850
Kirby Corp.*	1,218	34,348
Knight Trading Group, Inc.*	15,138	94,158
Knight Transportation, Inc.*	2,088	51,991
Koger Equity, Inc.	1,218	20,986
Kopin Corp.*	4,350	26,622
Korn/Ferry International*	2,436	19,732
Kroll, Inc.*	1,740	47,084
Kronos, Inc.*	2,262	114,932
La Quinta Corp.*	8,700	37,497
Laclede Group, Inc.	1,218	32,642
LandAmerica Financial Group, Inc.	1,218	57,855
Landauer, Inc.	522	21,835
Landry’s Restaurants, Inc.	1,566	36,958
Landstar System, Inc.*	1,044	65,615
Lattice Semiconductor Corp.*	5,916	48,689
Legato Systems, Inc.*	5,916	49,635
Lennox International, Inc.	2,784	35,830
Lexington Corporate Properties Trust	1,740	30,798
Libbey, Inc.	1,044	23,699
Liberty Corp.	1,218	51,765
Ligand Pharmaceuticals, Inc.—Class B*	3,654	49,658
Lincoln Electric Holdings, Inc.	2,088	42,616
Linens ‘n Things, Inc.*	3,306	78,055
Littelfuse, Inc.*	1,218	27,234
LNR Property Corp.	1,566	58,568
Lone Star Steakhouse & Saloon, Inc.	1,044	22,728
Lone Star Technologies, Inc.*	1,914	40,539
Longs Drug Stores Corp.	2,088	34,661
Longview Fibre Co.	3,132	25,682
Louisiana-Pacific Corp.*	7,482	81,105
LTX Corp.*	3,480	29,998
M.D.C. Holdings, Inc.	1,853	89,463
M/I Schottenstein Homes, Inc.	870	37,132
Macdermid, Inc.	1,740	45,762
Macerich Co.	3,828	134,478
Macrovision Corp.*	3,132	62,389
MAF Bancorp, Inc.	1,392	51,601
Magnum Hunter Resources, Inc.*	3,132	25,025
Manhattan Associates, Inc.*	1,740	45,188
Manitowoc Co.	1,740	38,802
Manufactured Home Communities, Inc.	1,218	42,764
Martek Biosciences Corp.*	1,392	59,772

Common Stocks, continued

	Shares	Value
Marvel Enterprises, Inc.*	3,132	$59,820
Massey Energy Co.	4,002	52,626
Maverick Tube Corp.*	2,436	46,649
Maximus, Inc.*	1,044	28,846
Maxtor Corp.*	14,964	112,380
McDATA Corp.—Class A*	8,004	117,419
Mediacom Communications Corp.*	5,568	54,956
MEMC Electronic Materials, Inc.*	3,480	34,104
Mentor Corp.	4,872	94,419
Mentor Graphics Corp.*	7,656	110,859
Mercury Computer Systems, Inc.*	1,914	34,758
Merit Medical Systems, Inc.*	870	17,383
Meritage Corp.*	522	25,714
Methode Electronics, Inc.—Class A	2,088	22,446
MFA Mortgage Investments, Inc.	2,958	29,698
MGI Pharma, Inc.*	1,566	40,137
Micromuse, Inc.*	5,220	41,708
Micros Systems, Inc.*	1,044	34,431
Microsemi Corp.*	1,740	27,840
Mid-America Apartment Communities, Inc.	1,044	28,198
Mid-Atlantic Realty Trust	1,218	25,505
Millennium Chemicals, Inc.	4,176	39,714
Mills Corp.	2,088	70,052
Mine Safety Appliances Co.	522	22,770
Minerals Technologies, Inc.	1,392	67,734
Modine Manufacturing Co.	1,914	37,074
Monaco Coach Corp.*	1,566	24,007
Moog, Inc.—Class A*	870	30,233
Moore Wallace, Inc.*	739	10,849
Movie Gallery, Inc.*	1,044	19,262
MPS Group, Inc.*	5,916	40,702
Mueller Industries, Inc.*	2,088	56,606
Mykrolis Corp.*	2,436	24,725
Myriad Genetics, Inc.*	11,310	153,930
NACCO Industries, Inc.—Class A	348	20,511
National Health Investors, Inc.	1,566	28,877
National Penn Bancshares, Inc.	1,218	34,201
Nationwide Health Properties, Inc.	3,654	58,208
Nautica Enterprises, Inc.*	1,566	20,092
Nautilus Goup, Inc.	1,914	23,734
Navigant Consulting Co.*	2,784	32,990
NBTY, Inc.*	2,958	62,295
NCI Building Systems, Inc.*	1,218	20,341
NCO Group, Inc.*	1,218	21,814
NDCHealth Corp.	2,088	38,315
Nektar Therapeutics*	4,002	36,938
Net.B@nk, Inc.	11,136	146,550
NetIQ Corp.*	3,132	48,421
NetScreen Technologies, Inc.*	1,218	27,466
Neurocrine Biosciences, Inc.*	3,306	165,101
New Century Financial Corp.	1,392	60,761
New England Business Services, Inc.	870	26,100
New Jersey Resources Corp.	2,088	74,124
Newpark Resources, Inc.*	4,524	24,792
Newport Corp.*	2,436	36,053
Nextel Partners, Inc.—Class A*	4,872	35,566
Nordson Corp.	1,392	33,199
Northwest Natural Gas Co.	2,088	56,898
Novell, Inc.*	23,316	71,813
Noven Pharmaceuticals, Inc.*	1,740	17,818

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
NPS Pharmaceuticals, Inc.*	2,436	$59,292
Nu Skin Enterprises, Inc.	2,958	30,911
NUI Corp.	1,044	16,203
O’Charley’s, Inc.*	1,044	22,477
Oceaneering International, Inc.*	1,566	40,011
OceanFirst Financial Corp.	696	17,003
Odyssey Healthcare, Inc.*	1,044	38,628
Odyssey Re Holdings Corp.	1,044	22,028
OfficeMax, Inc.*	7,308	47,867
Offshore Logistics, Inc.*	1,392	30,276
Ohio Casualty Corp.*	3,306	43,573
Olin Corp.	3,828	65,459
OmniVision Technologies, Inc.*	1,392	43,430
ONEOK, Inc.	6,264	122,962
Openwave Systems, Inc.*	11,484	22,394
Orbital Sciences Corp.*	2,784	20,323
Oriental Financial Group, Inc.	1,740	44,701
OshKosh B’Gosh, Inc.—Class A	696	18,792
Oshkosh Truck Corp.	1,044	61,930
OSI Pharmaceuticals, Inc.*	2,436	78,464
Overseas Shipholding Group, Inc.	1,740	38,297
Overture Services, Inc.*	3,480	63,092
Owens & Minor, Inc.	2,262	50,556
P.F. Chang’s China Bistro, Inc.*	2,436	119,876
Pacific Capital Bancorp	2,262	79,283
Pacific Sunwear of California, Inc.*	3,306	79,642
PacifiCare Health Systems, Inc.*	2,088	103,000
Palm, Inc.*	1,740	28,310
Pan Pacific Retail Properties	2,958	116,397
Panera Bread Co.*	3,480	139,199
Papa John’s International, Inc.*	870	24,404
Parametric Technology Corp.*	16,356	49,886
PAREXEL International Corp.*	1,566	21,846
Park Electrochemical Corp.	1,218	24,299
Parkway Properties, Inc.	522	21,950
Patina Oil & Gas Corp.	1,945	62,532
Paxar Corp.*	2,088	22,968
Payless ShoeSource, Inc.*	7,308	91,350
Pediatrix Medical Group, Inc.*	1,392	49,625
Pegasus Systems, Inc.*	1,566	25,448
Penn National Gaming, Inc.*	2,436	50,060
Penn Virginia Corp.	522	22,446
Pennsylvania Real Estate Investment Trust	1,044	31,268
Pep Boys-Manny, Moe & Jack	3,132	42,313
Perrigo Co.	4,350	68,034
PFF Bancorp, Inc.	696	26,900
Pharmaceutical Resources, Inc.*	174	8,467
Philadelphia Consolidated Holding Corp.*	1,218	49,207
Phillips-Van Heusen Corp.	1,566	21,345
Photon Dynamics, Inc.*	3,132	86,537
Photronics, Inc.*	3,654	63,762
Piedmont Natural Gas Co., Inc.	2,262	87,788
Pinnacle Systems, Inc.*	6,264	67,025
Pixelworks, Inc.*	2,784	16,537
Plains Exploration & Production Co.*	647	6,994
Plains Resources, Inc.*	1,566	22,159
Plantronics, Inc.*	2,784	60,329
Plexus Corp.*	5,916	68,211
PMA Capital Corp.—Class A	2,784	34,995

Common Stocks, continued

	Shares	Value
PNM Resources, Inc.	2,436	$65,163
PolyMedica Corp.	522	23,902
PolyOne Corp.	5,046	22,455
Port Financial Corp.	870	46,876
Possis Medical, Inc.*	1,044	14,324
Post Properties, Inc.	2,784	73,776
Potlatch Corp.	1,914	49,286
Power Integrations, Inc.*	2,088	50,780
Power-One, Inc.*	6,090	43,544
Powerwave Technologies, Inc.*	6,612	41,457
Pre-Paid Legal Services, Inc.*	1,044	25,609
Prentiss Properties Trust	2,784	83,492
PRG-Schultz International, Inc.*	2,610	15,399
Price Communications Corp.*	3,132	40,434
PRIMEDIA, Inc.*	8,526	26,004
Priority Healthcare Corp.—Class B*	1,566	29,049
ProAssurance Corp.*	1,566	42,266
Progress Software Corp.*	1,740	36,070
ProQuest Co.*	1,218	31,424
Prosperity Bancshares, Inc.	870	16,748
Protein Design Labs, Inc.*	7,830	109,463
Provident Bankshares Corp.	1,740	44,213
Province Healthcare Co.*	3,480	38,524
PS Business Parks, Inc.	696	24,569
PSS World Medical, Inc.*	4,524	26,013
Pulitzer, Inc.	696	34,396
Quanex Corp.	1,044	31,028
Quantum Corp.*	9,048	36,644
Quest Software, Inc.*	2,436	28,988
Quicksilver Resources, Inc.*	696	16,669
Quiksilver, Inc.*	3,480	57,385
R & G Finanical Corp.—Class B	1,044	31,007
RAIT Investment Trust	1,218	32,277
Ralcorp Holdings, Inc.*	1,914	47,773
Rambus, Inc.*	4,872	80,729
Range Resources Corp.*	3,306	20,729
RARE Hospitality International, Inc.*	1,392	45,491
Rayovac Corp.*	2,088	27,040
Realty Income Corp.	2,262	86,137
Red Hat, Inc.*	9,570	72,445
Redwood Trust, Inc.	696	27,777
Regal-Beloit Corp.	1,392	26,587
Regeneron Pharmaceuticals, Inc.*	2,262	35,627
Regis Corp.	5,046	146,585
RehabCare Group, Inc.*	1,044	15,295
Reliance Steel & Aluminum Co.	1,566	32,416
REMEC, Inc.*	3,480	24,221
Remington Oil & Gas Corp.*	1,392	25,585
ResMed, Inc.*	2,088	81,850
Resources Connection, Inc.*	1,218	29,061
Respironics, Inc.*	2,610	97,927
RFS Hotel Investors, Inc.	1,740	21,437
Right Management Consultants, Inc.*	1,218	15,408
RLI Corp.	1,044	34,348
Roadway Corp.	1,218	34,750
Rogers Corp.*	1,044	34,765
Rollins, Inc.	870	16,400
Roper Industries, Inc.	2,262	84,146
Roto-Rooter, Inc.	696	26,580
RSA Security, Inc.*	3,306	35,540

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Ruddick Corp.	2,088	$32,823
Russ Berrie & Co., Inc.	1,044	38,116
Russell Corp.	1,566	29,754
Ryan’s Family Steak Houses, Inc.*	2,784	38,976
S1 Corp.*	4,350	17,574
Sandisk Corp.*	4,176	168,501
SangStat Medical Corp.*	12,528	163,991
Saxon Capital, Inc.*	1,740	30,241
Scansoft, Inc.*	3,654	19,841
School Specialty, Inc.*	1,566	44,568
Schulman (A.), Inc.	3,480	55,889
Schweitzer-Mauduit International, Inc.	1,044	25,202
SCP Pool Corp.*	1,740	59,856
Seacoast Financial Services Corp.	1,566	31,007
SEACOR SMIT, Inc.*	1,566	57,143
Select Medical Corp.*	1,044	25,923
Selective Insurance Group, Inc.	1,566	39,228
Senior Housing Properties Trust	2,958	40,110
Sensient Technologies Corp.	2,784	64,004
Sepracor, Inc.*	4,698	84,705
SERENA Software, Inc.*	1,566	32,698
Service Corp. International*	18,270	70,705
Shopko Stores, Inc.*	1,914	24,882
Shuffle Master, Inc.*	3,306	97,164
Shurgard Storage Centers, Inc.—Class A	2,610	86,339
Sierra Health Services, Inc.*	1,740	34,800
Sierra Pacific Resources*	6,612	39,275
Silicon Graphics, Inc.*	11,832	13,488
Silicon Image, Inc.*	3,654	20,389
Silicon Laboratories, Inc.*	2,088	55,624
Simpson Manufacturing Co., Inc.*	1,044	38,210
Sinclair Broadcast Group—Class A*	2,784	32,322
Skyworks Solutions, Inc.*	8,874	60,077
SL Green Realty Corp.	2,784	97,134
Smith (A.O.) Corp.	1,044	29,389
Sola International, Inc.*	1,392	24,221
Solutia, Inc.	6,438	14,035
Sonic Corp.*	2,436	61,947
Sonus Networks, Inc.*	11,310	56,889
Sotheby’s Holdings, Inc.—Class A*	2,784	20,713
Sourcecorp*	1,044	22,550
South Financial Group, Inc.	5,916	138,020
Southern Peru Copper Corp.	870	13,311
Southern Union Co.*	2,610	44,213
Southwest Bancorporation of Texas, Inc.*	3,828	124,448
Southwest Gas Corp.	2,088	44,224
Southwestern Energy Co.*	1,740	26,117
Sovran Self Storage, Inc.	870	27,405
Spanish Broadcasting System, Inc.*	3,654	29,780
Spartech Corp.	870	18,453
Speedway Motorsports, Inc.	870	23,316
Spherion Corp.*	3,654	25,395
Spinnaker Exploration Co.*	1,566	41,029
SPS Technologies, Inc.*	696	18,820
St. Mary Land & Exploration Co.	1,914	52,252
Stage Stores, Inc.*	1,392	32,712
Standard Pacific Corp.	2,436	80,778
Standard Register Co.	1,044	17,205
StarTek, Inc.*	696	18,305
Staten Island Bancorp, Inc.	3,654	71,180

Common Stocks, continued

	Shares	Value
Station Casinos, Inc.*	4,524	$114,230
Steel Dynamics, Inc.*	2,088	28,606
Stericycle, Inc.*	2,262	87,041
Sterling Bancshares, Inc.	2,610	34,139
Sterling Financial Corp.*	926	22,557
Stewart & Stevenson Services, Inc.	1,740	27,405
Stewart Enterprises, Inc.—Class A*	5,916	25,439
Stewart Information Services Corp.*	1,218	33,921
Stone Energy Corp.*	1,392	58,353
Strayer Education, Inc.	696	55,297
Stride Rite Corp.	2,262	22,530
Summit Properties, Inc.	1,392	28,745
Sunrise Assisted Living, Inc.*	1,218	27,259
Superior Energy Services, Inc.*	3,132	29,691
Superior Industries International, Inc.	2,262	94,326
SureWest Communications	870	26,318
SurModics, Inc.*	2,784	84,912
Susquehanna Bancshares, Inc.	2,610	60,944
Swift Energy Co.*	1,566	17,226
Sybron Dental Special, Inc.*	2,436	57,490
Sycamore Networks, Inc.*	9,918	37,986
Sylvan Learning Systems, Inc.*	4,524	103,328
Symyx Technologies, Inc.*	1,740	28,397
Take-Two Interactive Software, Inc.*	3,132	88,761
Taubman Centers, Inc.	2,262	43,340
Techne Corp.*	4,524	137,258
Technitrol, Inc.*	2,610	39,281
Tecumseh Products Co.	1,218	46,662
Tekelec*	3,132	35,392
Teledyne Technologies, Inc.*	1,914	25,073
Telik, Inc.*	2,088	33,554
Tennant Co.	522	19,184
Terex Corp.*	2,610	50,947
Tesoro Petroleum Corp.*	4,176	28,731
Tetra Tech, Inc.*	3,132	53,651
TETRA Technologies, Inc.*	870	25,796
Texas Industries, Inc.	1,392	33,130
Texas Regional Bancshares, Inc.—Class A	1,566	54,340
The Medicines Co.*	1,740	34,261
The Men’s Wearhouse, Inc.*	1,914	41,821
The Topps Co., Inc.*	2,262	19,431
Thomas & Betts Corp.*	2,784	40,229
Thor Industries, Inc.	1,044	42,615
Thoratec Corp.*	3,132	46,667
Thornburg Mortgage Asset Corp.	4,524	111,743
THQ, Inc.*	4,350	78,300
Tibco Software, Inc.*	5,046	25,684
Tom Brown, Inc.*	2,262	62,861
Too, Inc.*	3,132	63,423
Toro Co.	1,740	69,165
Town & Country Trust	1,044	24,273
Tractor Supply Co.*	1,044	49,851
Tredegar Corp.	1,566	23,474
Triad Guaranty, Inc.*	522	19,810
Triarc Cos., Inc.*	870	26,091
Trimble Navigation, Ltd.*	1,566	35,908
Trimeris, Inc.*	1,392	63,587
Trinity Industries, Inc.	2,436	45,090
TriQuint Semiconductor, Inc.*	8,700	36,192
Triumph Group, Inc.*	1,044	29,409

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Tuesday Morning Corp.*	1,218	$32,033
Tupperware Corp.	3,306	47,474
U.S. Restaurant Properties, Inc.	1,740	27,318
UCBH Holdings, Inc.	4,524	129,748
UGI Corp.	3,132	99,284
UICI*	2,436	36,711
UIL Holdings Corp.	870	35,279
Ultratech Stepper, Inc.*	1,566	28,955
Umpqua Holdings Corp.	1,914	36,347
Unifi, Inc.*	3,132	19,418
Unisource Energy Corp.	1,740	32,712
Unit Corp.*	2,436	50,937
United Defense Industries, Inc.*	1,392	36,108
United Natural Foods, Inc.*	1,218	34,275
United Online, Inc.*	1,392	35,273
United Stationers, Inc.*	2,262	81,817
United Surgical Partners International, Inc.*	3,654	82,544
United Therapeutics Corp.*	1,044	22,738
Universal Compression Holdings, Inc.*	1,044	21,778
Universal Corp.	1,740	73,602
Universal Health Realty Income Trust	696	18,792
Urban Outfitters, Inc.*	1,566	56,219
US Oncology, Inc.*	4,350	32,147
USEC, Inc.	5,916	41,530
USF Corp.	1,914	51,621
Valhi, Inc.	1,566	15,065
Valmont Industries, Inc.	870	16,930
Varian Semiconductor Equipment Associates, Inc.*	3,480	103,566
Varian, Inc.*	2,262	78,424
VCA Antech, Inc.*	1,392	27,241
Vector Group, Ltd.	1,392	24,360
Veeco Instruments, Inc.*	4,872	82,970
Ventana Medical Systems, Inc.*	870	23,647
Ventas, Inc.	5,394	81,719
Verity, Inc.*	3,828	48,462
Viasys Healthcare, Inc.*	1,740	36,018
Vignette Corp.*	14,616	30,401
Vintage Petroleum, Inc.	3,132	35,329
VISX, Inc.*	3,132	54,340
Vitesse Semiconductor Corp.*	12,702	62,494
W Holding Co., Inc.	2,784	47,105
W-H Energy Services, Inc.*	1,566	30,506
Wabtec Corp.	2,262	31,464
Walter Industries, Inc.	1,740	20,445
Washington Real Estate Investment Trust	2,610	70,992
Waste Connections, Inc.*	1,914	67,086
Watsco, Inc.	1,218	20,170
Watson Wyatt & Co. Holdings*	1,218	28,233
Watts Industries, Inc.—Class A	1,044	18,635
Wausau-Mosinee Paper Corp.	2,436	27,283
Waypoint Financial Corp.	2,436	43,945
WD-40 Co.	1,044	29,806
WebEx Communications, Inc.*	1,914	26,700
webMethods, Inc.*	2,958	24,049
Websense, Inc.*	1,392	21,799
Wellman, Inc.	2,088	23,386
Werner Enterprises, Inc.	2,784	59,021
Westar Energy, Inc.	4,698	76,249

Common Stocks, continued

	Shares	Value
Westar Energy, Inc.	4,698	$76,249
Western Digital Corp.*	12,006	123,662
Western Gas Resources, Inc.	1,218	48,233
Westport Resources Corp.*	1,392	31,668
WGL Holdings, Inc.	3,828	102,208
Wilson Greatbatch Technologies, Inc.*	1,566	56,533
Winnebago Industries, Inc.	870	32,973
Wintrust Financial Corp.	1,044	30,902
WMS Industries, Inc.*	1,566	24,414
Wolverine World Wide, Inc.	2,784	53,620
Woodward Governor Co.	522	22,446
Worthington Industries, Inc.	4,872	65,285
WPS Resources Corp.	3,654	146,890
Wright Medical Group, Inc.*	1,044	19,836
WSFS Financial Corp.	1,392	53,453
XM Satellite Radio Holdings, Inc.—Class A*	6,264	69,218
Yankee Candle Co., Inc.*	1,740	40,403
Yellow Corp.*	3,828	88,618
Zoll Medical Corp.*	522	17,518
Zoran Corp.*	2,436	46,796

TOTAL COMMON STOCKS		38,190,354

Federal Agricultural Mortgage Corporation (3.3%)

	Principal Amount
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$1,588,000	1,587,978

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		1,587,978

Federal Home Loan Bank (3.3%)
Federal Home Loan Bank, 0.51%, 07/01/03	1,588,000	1,587,978

TOTAL FEDERAL HOME LOAN BANK		1,587,978

Federal National Mortgage Association (3.3%)
Federal National Mortgage Association, 0.51%, 07/01/03	1,588,000	1,587,978

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		1,587,978

Repurchase Agreements (6.7%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $1,585,035 (Collateralized by a Federal Home Loan Bank Security)	1,585,000	1,585,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with maturity value of $1,588,024 (Collateralized by U.S. Treasury Notes)	1,588,000	1,588,000

TOTAL REPURCHASE AGREEMENTS		3,173,000

TOTAL INVESTMENTS (Cost $41,871,488)(a)—96.7%		46,127,288
Net other assets (liabilities)—3.3%		1,556,409

NET ASSETS—100.0%		$47,683,697

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
Russell 2000 Futures Contract expiring September 2003 (Underlying face amount at value $9,192,200)	41	$(44,285)
Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
Russell 2000 Index Swap Agreements expiring 09/26/03 (Underlying notional amount at value $541,964)	1,211	$(1,023)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$4,584,119
Unrealized depreciation	(328,319)

Net unrealized appreciation/depreciation	$4,255,800

The ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.1%
Aerospace/Defense	0.6%
Agriculture	0.4%
Airlines	0.2%
Apparel	0.7%
Auto Manufactures	0.1%
Auto Parts & Equipment	0.4%
Banks	3.4%
Biotechnology	1.7%
Building Materials	0.6%
Chemicals	2.1%
Coal	0.3%
Commercial Services	3.7%
Computers	4.0%
Distribution/Wholesale	0.6%
Diversified Financial Services	0.9%
Electric	1.5%
Electrical Components & Equipment	0.7%
Electronics	2.1%
Energy—Alternate Sources	0.1%
Engineering & Construction	0.4%
Entertainment	0.7%
Environmental Control	0.5%
Food	1.5%
Forest & Paper Products	0.4%
Gas	1.7%
Hand/Machine Tools	0.4%
Healthcare—Products	3.3%
Healthcare—Services	1.6%
Holding Companies—Diversified	0.0%
Home Builders	1.0%

Household Products/Wares	0.9%
Housewares	0.2%
Insurance	1.3%
Internet	2.6%
Investment Companies	0.3%
Iron/Steel	0.1%
Leisure Time	0.2%
Lodging	0.5%
Machinery—Construction & Mining	0.2%
Machinery—Diversified	1.1%
Manufacturing	1.3%
Media	0.8%
Metal Fabricate/Hardware	0.6%
Mining	0.2%
Office/Business Equipment	0.1%
Oil & Gas	2.1%
Oil & Gas Services	1.1%
Packaging & Containers	0.2%
Pharmaceuticals	3.8%
Pipelines	0.1%
Real Estate	0.2%
Real Estate Investment Trust	7.2%
Retail	5.7%
Savings & Loans	1.7%
Semiconductors	3.3%
Software	3.4%
Telecommunication	2.5%
Textiles	0.3%
Toys/Games/Hobbies	0.3%
Transportation	2.0%
Water	0.1%
Other	19.9%

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Small-Cap

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $38,698,488)	$42,954,288
Repurchase agreements, at cost	3,173,000

Total Investments	46,127,288
Cash	3,535
Segregated cash balances with brokers for futures contracts	648,825
Dividends and interest receivable	33,035
Receivable for investments sold	4,823,420
Prepaid expenses	996

Total Assets	51,637,099

Liabilities:
Payable for capital shares redeemed	3,827,122
Unrealized depreciation on swap agreements	1,023
Variation margin on futures contracts	2,050
Advisory fees payable	33,645
Management services fees payable	6,729
Administration fees payable	2,138
Administrative services fees payable	24,972
Distribution fees payable	26,255
Other accrued expenses	29,468

Total Liabilities	3,953,402

Net Assets	$47,683,697

Net Assets consist of:
Capital	$52,084,593
Accumulated net investment income/(loss)	(116,262)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(8,495,126)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	4,210,492

Net Assets	$47,683,697

Shares of Beneficial Interest Outstanding	1,869,595

Net Asset Value (offering and redemption price per share)	$25.50

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$124,949
Dividends	70,850

Total Investment Income	195,799

Expenses:
Advisory fees	136,745
Management services fees	27,349
Administration fees	10,683
Administrative services fees	40,434
Distribution fees	45,582
Custody fees	22,020
Fund accounting fees	16,373
Transfer agent fees	13,141
Other fees	15,150

Total Gross Expenses before reductions	327,477
Less Expenses reduced by the Advisor	(1,034)

Total Net Expenses	326,443

Net Investment Income/(Loss)	(130,644)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	480,429
Net realized gains (losses) on futures contracts and swap agreements	(144,991)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	4,381,027

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	4,716,465

Change in Net Assets Resulting from Operations	$4,585,821

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Small-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(130,644)	$(199,211)
Net realized gains (losses) on investments, futures contracts and swap agreements	335,438	(6,618,131)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	4,381,027	(1,045,114)

Change in net assets resulting from operations	4,585,821	(7,862,456)

Capital Transactions:
Proceeds from shares issued	111,445,944	321,293,250
Cost of shares redeemed	(106,959,950)	(294,783,892)

Change in net assets resulting from capital transactions	4,485,994	26,509,358

Change in net assets	9,071,815	18,646,902
Net Assets:
Beginning of period	38,611,882	19,964,980

End of period	$47,683,697	$38,611,882

Share Transactions:
Issued	4,766,054	12,979,957
Redeemed	(4,639,951)	(11,935,533)

Change in shares	126,103	1,044,424

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Small-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002		For the period May 1, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$22.15		$28.56		$30.00

Investment Activities:
Net investment income/(loss)	(0.08	)(b)	(0.16	)(b)	(0.10	)(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	3.43		(6.25)		(1.34)

Total income/(loss) from investment activities	3.35		(6.41)		(1.44)

Net Asset Value, End of Period	$25.50		$22.15		$28.56

Total Return	15.12	%(c)	(22.44)%		(4.80	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$47,683,697		$38,611,882		$19,964,980
Ratio of net expenses to average net assets	1.79	%(d)	1.97%		2.25	%(d)
Ratio of net investment income/(loss) to average net assets	(0.72	)%(d)	(0.62)%		(0.53	)%(d)
Ratio of gross expenses to average net assets	1.79	%(d)	1.97%		2.65	%(d)
Portfolio turnover(e)	187%		527%		2,627%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return, swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP OTC (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.2%)

	Shares	Value
ADC Telecommunications, Inc.*	114,536	$266,640
Adobe Systems, Inc.	25,956	832,409
Altera Corp.*	61,388	1,006,763
Amazon.com, Inc.*	29,664	1,082,439
American Power Conversion Corp.*	22,660	353,269
Amgen, Inc.*	68,804	4,571,338
Apollo Group, Inc.—Class A*	20,188	1,246,812
Apple Computer, Inc.*	58,092	1,110,719
Applied Materials, Inc.*	98,056	1,555,168
BEA Systems, Inc.*	42,436	460,855
Bed Bath & Beyond, Inc.*	45,320	1,758,870
Biogen, Inc.*	21,012	798,456
Biomet, Inc.	39,552	1,133,560
Broadcom Corp.—Class A*	21,836	543,935
Brocade Communications Systems, Inc. *	29,664	174,721
C.H. Robinson Worldwide, Inc.	9,476	336,967
CDW Corp.*	9,888	452,870
Cephalon, Inc.*	5,768	237,411
Check Point Software Technologies, Ltd.*	27,604	539,658
Chiron Corp.*	29,664	1,296,910
CIENA Corp.*	58,916	305,774
Cintas Corp.	23,484	832,273
Cisco Systems, Inc.*	286,340	4,779,015
Citrix Systems, Inc.*	22,248	452,969
Comcast Corp.—Special Class A*	108,356	3,270,184
Compuware Corp.*	26,780	154,521
Comverse Technology, Inc.*	22,248	334,387
Costco Wholesale Corp.*	27,604	1,010,306
Dell Computer Corp.*	107,944	3,449,890
DENTSPLY International, Inc.	8,652	353,867
Dollar Tree Stores, Inc.*	12,360	392,183
eBay, Inc.*	27,192	2,832,862
EchoStar Communications Corp. —Class A*	28,840	998,441
Electronic Arts, Inc.*	16,892	1,249,839
Ericsson (LM) Telephone Co.—ADR*	13,596	144,525
Expeditors International of Washington, Inc.	11,536	399,607
Express Scripts, Inc.—Class A*	7,828	534,809
Fastenal Co.	8,240	279,666
First Health Group Corp.*	11,124	307,022
Fiserv, Inc.*	27,604	982,978
Flextronics International, Ltd.*	64,684	672,067
Gentex Corp.*	9,064	277,449
Genzyme Corp.—General Division*	30,900	1,291,620
Gilead Sciences, Inc.*	22,660	1,259,443
Henry Schein, Inc.*	4,532	237,205
Human Genome Sciences, Inc.*	14,832	188,663
ICOS Corp.*	7,004	257,397
IDEC Pharmaceuticals Corp.*	19,364	658,376
Intel Corp.	261,208	5,428,948
InterActiveCorp*	59,740	2,363,912
Intuit, Inc.*	29,664	1,320,938
Invitrogen Corp.*	5,356	205,510
JDS Uniphase Corp.*	183,340	643,523
Juniper Networks, Inc.*	28,428	351,654
KLA-Tencor Corp.*	26,368	1,225,848
Lamar Advertising Co.*	9,476	333,650

Common Stocks, continued

	Shares	Value
Lincare Holdings, Inc.*	11,536	$363,499
Linear Technology Corp.	47,792	1,539,380
Maxim Integrated Products, Inc.	51,912	1,774,871
MedImmune, Inc.*	30,900	1,123,833
Mercury Interactive Corp.*	10,300	397,683
Microchip Technology, Inc.	19,364	476,935
Microsoft Corp.	421,888	10,804,552
Millennium Pharmaceuticals, Inc.*	37,080	583,268
Molex, Inc.	11,124	300,237
Monster Worldwide, Inc.*	13,596	268,249
Network Appliance, Inc.*	40,376	654,495
Nextel Communications, Inc.—Class A*	45,848	2,636,932
Novellus Systems, Inc.*	17,304	633,690
NVIDIA Corp.*	19,776	455,046
Oracle Corp.*	249,672	3,001,057
PACCAR, Inc.	14,832	1,002,050
PanAmSat Corp.*	23,072	425,217
Patterson Dental Co.*	7,416	336,538
Patterson-UTI Energy, Inc.*	9,476	307,022
Paychex, Inc.	40,788	1,195,496
PeopleSoft, Inc.*	51,088	898,638
Petsmart, Inc.*	16,068	267,854
Pixar Animation Studios*	6,180	375,991
QLogic Corp.*	11,124	537,623
Qualcomm, Inc.	108,768	3,888,456
RF Micro Devices, Inc.*	23,896	143,854
Ross Stores, Inc.	8,652	369,786
Ryanair Holdings PLC—ADR*	7,004	314,480
Sanmina-SCI Corp.*	62,212	392,558
Siebel Systems, Inc.*	65,508	624,946
Sigma-Aldrich Corp.	7,828	424,121
Smurfit-Stone Container Corp.*	27,604	359,680
Staples, Inc.*	37,492	687,978
Starbucks Corp.*	61,800	1,515,336
Sun Microsystems, Inc.*	160,268	737,233
Symantec Corp.*	17,716	777,024
Synopsys, Inc.*	7,828	484,162
Tellabs, Inc.*	26,780	175,945
Teva Pharmaceutical Industries, Ltd.—ADR	22,248	1,266,578
VeriSign, Inc.*	25,544	353,274
Veritas Software Corp.*	48,616	1,393,821
Whole Foods Market, Inc.*	6,592	313,318
Xilinx, Inc.*	51,088	1,293,037
Yahoo!, Inc.*	32,960	1,079,770

TOTAL COMMON STOCKS		106,496,604

Federal Home Loan Bank (1.5%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$1,585,000	1,584,978

TOTAL FEDERAL HOME LOAN BANK		1,584,978

TOTAL INVESTMENTS (Cost $85,460,544)(a)—100.7%		108,081,582
Net other assets (liabilities)—(0.7)%		(740,537)

NET ASSETS—100.0%		$107,341,045

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP OTC (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $1,442,400)	12	$(10,705)
Futures Contracts Sold

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $625,040)	(26)	$1,502

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$22,830,867
Unrealized depreciation	(209,829)

Net unrealized appreciation/depreciation	$22,621,038

ADR	American Depositary Receipt

The ProFund VP OTC invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.3%
Airlines	0.3%
Auto Manufacturers	0.9%
Biotechnology	9.2%
Chemicals	0.4%
Commercial Services	2.6%
Computers	7.5%
Distribution/Wholesale	0.7%
Electrical Components & Equipment	0.6%
Electronics	1.3%
Food	0.3%
Healthcare—Products	1.9%
Healthcare—Services	0.3%
Internet	8.7%
Media	3.0%
Oil & Gas	0.3%
Packaging & Containers	0.3%
Pharmaceuticals	4.1%
Retail	5.6%
Semiconductors	15.3%
Software	20.0%
Telecommunications	14.1%
Textiles	0.8%
Transportation	0.7%
Other	0.8%

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP OTC

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $85,460,544)	$108,081,582
Cash	11,040
Segregated cash balances with brokers for futures contracts	246,730
Dividends and interest receivable	2,328
Prepaid expenses	2,908

Total Assets	108,344,588

Liabilities:
Payable for capital shares redeemed	786,228
Variation margin on futures contracts	12,398
Advisory fees payable	65,539
Management services fees payable	13,108
Administration fees payable	4,364
Administrative services fees payable	45,777
Distribution fees payable	22,889
Other accrued expenses	53,240

Total Liabilities	1,003,543

Net Assets	$107,341,045

Net Assets consist of:
Capital	$133,345,492
Accumulated net investment income/(loss)	(775,863)
Accumulated net realized gains (losses) on investments and futures contracts	(47,840,419)
Net unrealized appreciation/depreciation on investments and futures contracts	22,611,835

Net Assets	$107,341,045

Shares of Beneficial Interest Outstanding	8,235,391

Net Asset Value (offering and redemption price per share)	$13.03

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$74,755
Interest	34,334

Total Investment Income	109,089

Expenses:
Advisory fees	336,097
Management services fees	67,220
Administration fees	24,244
Administrative services fees	224,289
Distribution fees	112,033
Custody fees	27,596
Fund accounting fees	38,195
Transfer agent fees	33,319
Other fees	37,740

Total Gross Expenses before reductions	900,733
Less Expenses reduced by the Advisor	(15,781)

Total Net Expenses	884,952

Net Investment Income/(Loss)	(775,863)

Realized and Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) on investments	(4,512,228)
Net realized gains (losses) on futures contracts	1,939,557
Change in net unrealized appreciation (depreciation) on investments and futures contracts	19,602,328

Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	17,029,657

Change in Net Assets Resulting from Operations	$16,253,794

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP OTC

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the year ended December 31, 2002
	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$(775,863)	$(921,224)
Net realized gains (losses) on investments and futures contracts	(2,572,671)	(25,073,703)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	19,602,328	(8,672,791)

Change in net assets resulting from operations	16,253,794	(34,667,718)

Capital Transactions:
Proceeds from shares issued	364,270,933	505,590,731
Cost of shares redeemed	(349,433,246)	(465,447,929)

Change in net assets resulting from capital transactions	14,837,687	40,142,802

Change in net assets	31,091,481	5,475,084
Net Assets:
Beginning of period	76,249,564	70,774,480

End of period	$107,341,045	$76,249,564

Share Transactions:
Issued	31,438,360	40,149,626
Redeemed	(30,286,447)	(37,104,141)

Change in shares	1,151,913	3,045,485

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP OTC

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$10.76		$17.53		$30.00

Investment Activities:
Net investment income/(loss)	(0.10	)(b)	(0.23	)(b)	(0.27	)(b)
Net realized and unrealized gains (losses) on investments and futures contracts	2.37		(6.54)		(12.20)

Total income/(loss) from investment activities	2.27		(6.77)		(12.47)

Net Asset Value, End of Period	$13.03		$10.76		$17.53

Total Return	21.10	%(c)	(38.62)%		(41.57	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$107,341,045		$76,249,564		$70,774,480
Ratio of net expenses to average net assets	1.97	%(d)	1.98%		1.91	%(d)
Ratio of net investment income/(loss) to average net assets	(1.73	)%(d)	(1.75)%		(1.61	)%(d)
Ratio of gross expenses to average net assets	2.01	%(d)	2.03%		1.91	%(d)
Portfolio turnover(e)	264%		534%		918%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.3%)

	Shares	Value
3Com Corp.*	14,833	$69,418
Activision, Inc.*	4,075	52,649
Advanced Fibre Communications, Inc.*	3,423	55,692
Advent Software, Inc.*	1,304	22,051
AGCO Corp.*	3,097	52,896
AGL Resources, Inc.	2,608	66,348
Airborne, Inc.	1,956	40,880
Airgas, Inc.	2,934	49,145
AK Steel Holding Corp.*	4,401	15,931
Alaska Air Group, Inc.*	1,141	24,474
Albemarle Corp.	1,793	50,150
Alexander & Baldwin, Inc.	1,630	43,244
ALLETE, Inc.	3,586	95,208
Alliant Energy Corp.	3,749	71,343
Allmerica Financial Corp.*	2,119	38,121
AMB Property Corp.	3,423	96,426
American Eagle Outfitters, Inc.*	2,934	53,164
American Financial Group, Inc.	2,771	63,179
AmeriCredit Corp.*	6,357	54,352
Amerus Group Co.	1,630	45,950
Apogent Technologies, Inc.*	4,075	81,500
Aquilla, Inc.	7,987	20,606
Arch Coal, Inc.	2,119	48,695
Arrow Electronics, Inc.*	4,075	62,103
ArvinMeritor, Inc.	2,771	55,919
Ascential Software Corp.*	2,445	40,196
Associated Banc Corp.	3,097	114,217
Astoria Financial Corp.	3,423	95,604
Atmel Corp.*	19,071	48,250
Avnet, Inc.*	4,890	62,005
Bandag, Inc.	815	30,375
Bank of Hawaii Corp.	2,445	81,052
Banknorth Group, Inc.	6,683	170,550
Banta Corp.	978	31,658
Barnes & Noble, Inc.*	2,608	60,114
Belo (A.H.) Corp.—Class A	4,564	102,051
BJ’s Wholesale Club, Inc.*	2,934	44,186
Black Hills Corp.	1,304	40,033
Bob Evans Farms, Inc.	1,467	40,533
Borders Group, Inc.*	3,260	57,409
BorgWarner, Inc.	1,141	73,480
Bowater, Inc.	2,282	85,460
Brink’s Co.	2,282	33,249
Cabot Corp.	2,608	74,850
Cadence Design Systems, Inc.*	11,084	133,672
Callaway Golf Co.	3,097	40,942
Carpenter Technology Corp.	978	15,257
CBRL Group, Inc.	2,119	82,343
Ceridian Corp.*	6,031	102,346
CheckFree Holdings Corp.*	3,260	90,759
City National Corp.	2,119	94,423
Clayton Homes, Inc.	5,542	69,552
CNF, Inc.	1,956	49,643
Colonial BancGroup, Inc.	5,053	70,085
Commscope, Inc. *	2,445	23,228
Community Health Systems* *	4,075	78,607
Compass Bancshares, Inc.	5,216	182,196
Constellation Brands, Inc.*	3,749	117,718
Copart, Inc.*	3,749	35,428
Credence Systems Corp.*	2,445	20,709

Common Stocks, continued

	Shares	Value
CSG Systems International, Inc.*	2,119	$29,941
Cypress Semiconductor Corp.*	5,053	60,636
Cytec Industries, Inc.*	1,630	55,094
D.R. Horton, Inc.	6,031	169,471
Dycom Industries, Inc.*	1,956	31,883
E*TRADE Group, Inc.*	14,833	126,081
Edwards (A.G.), Inc.	3,260	111,492
EGL, Inc.*	1,956	29,731
Emmis Communications Corp.*	2,282	52,372
Energy East Corp.	6,031	125,204
Ensco International, Inc.	6,194	166,619
Everest Re Group, Ltd.	2,282	174,574
Extended Stay America, Inc.*	3,912	52,773
Fairchild Semiconductor International, Inc.*	4,727	60,458
Federal Signal Corp.	1,956	34,367
Ferro Corp.	1,630	36,724
Fidelity National Financial, Inc.	5,379	165,458
First American Financial Corp.	2,934	77,311
FirstMerit Corp.	3,423	78,250
Flowserve Corp.*	2,282	44,887
FMC Corp.*	1,467	33,198
Forest Oil Corp.*	1,956	49,135
Furniture Brands International, Inc.*	2,282	59,560
GATX Corp.	1,956	31,981
Glatfelter (P.H.) Co.	1,793	26,447
Granite Construction, Inc.	1,630	31,231
Great Plains Energy, Inc.	2,771	80,026
Greater Bay Bancorp	2,119	43,524
Hanover Compressor Co.*	2,771	31,312
Harris Corp.	2,771	83,268
Harsco Corp.	1,630	58,762
Hawaiian Electric Industries, Inc.	1,467	67,262
HCC Insurance Holdings, Inc.	2,608	77,119
Helmerich & Payne, Inc.	2,119	61,875
Hibernia Corp.	6,520	118,403
Horace Mann Educators Corp.	1,630	26,292
Hospitality Properties Trust	2,608	81,500
ICN Pharmaceuticals, Inc.	3,423	57,369
IDACORP, Inc.	1,630	42,788
Imation Corp.	1,467	55,482
IMC Global, Inc.	4,727	31,718
Independence Community Bank Corp.	2,282	64,398
IndyMac Bancorp, Inc.	2,282	58,008
InFocus Corp.*	1,630	7,694
Integrated Device Technology, Inc.*	4,238	46,830
International Rectifier Corp.*	2,608	69,947
Internet Security Systems, Inc.*	1,956	28,342
Intersil Corp.—Class A*	5,705	151,809
Interstate Bakeries Corp.	1,793	22,771
Investment Technology Group, Inc.*	1,956	36,382
JM Smucker Co.	2,119	84,527
Keane, Inc.*	2,771	37,769
Kelly Services, Inc.—Class A	1,467	34,401
KEMET Corp.*	3,586	36,219
Kennametal, Inc.	1,467	49,643
Korn/Ferry International*	1,630	13,203
L-3 Communications Holdings, Inc.*	3,912	170,133
LaBranche & Co., Inc.	2,445	50,587
Lattice Semiconductor Corp.*	4,564	37,562

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Lear Corp.*	2,771	$127,521
Lee Enterprises, Inc.	1,793	67,291
Lennar Corp.—Class B	2,934	209,781
Leucadia National Corp.	2,445	90,758
Liberty Property Trust	3,097	107,156
LifePoint Hospitals, Inc.*	1,630	34,132
Longs Drug Stores Corp.	1,630	27,058
Longview Fibre Co.	2,119	17,376
Lubrizol Corp.	2,119	65,668
Lyondell Chemical Co.	6,520	88,216
Mack-Cali Realty Corp.	2,282	83,019
Mandalay Resort Group	2,445	77,873
Martin Marietta Materials	1,956	65,741
MDU Resources Group, Inc.	2,934	98,260
Media General, Inc.—Class A	978	55,942
Mercantile Bankshares Corp.	2,771	109,122
Millennium Pharmaceuticals, Inc.*	11,899	187,172
Minerals Technologies, Inc.	815	39,658
Modine Manufacturing Co.	1,467	28,416
Mohawk Industries, Inc.*	2,771	153,873
MONY Group, Inc.	1,956	52,714
MPS Group, Inc.*	4,238	29,157
National Commerce Financial Corp.	8,476	188,083
National Fuel Gas Co.	3,260	84,923
National-Oilwell, Inc.*	3,423	75,306
Neiman Marcus Group, Inc.—Class A*	1,956	71,590
Network Associates, Inc.*	6,357	80,607
New Plan Excel Realty Trust, Inc.	3,912	83,521
Newport Corp.*	1,630	24,124
Noble Energy, Inc.	2,282	86,260
Northeast Utilities System	5,542	92,773
NSTAR	2,119	96,520
OGE Energy Corp.	3,260	69,666
Ohio Casualty Corp.*	2,445	32,225
Old Republic International Corp.	4,890	167,580
Omnicare, Inc.	4,075	137,694
ONEOK, Inc.	2,934	57,594
Overseas Shipholding Group, Inc.	1,467	32,289
PacifiCare Health Systems, Inc.*	1,467	72,367
Packaging Corp. of America*	4,238	78,106
Park Place Entertainment Corp.*	12,388	112,607
Payless ShoeSource, Inc.*	2,771	34,638
Peabody Energy Corp.	2,119	71,177
Pentair, Inc.	1,956	76,400
Pepco Holdings, Inc.	6,683	128,046
PepsiAmericas, Inc.	6,194	77,797
Perrigo Co.	2,934	45,888
Pioneer Natural Resources Co.*	4,890	127,629
Plexus Corp.*	1,793	20,673
PMI Group, Inc.	3,749	100,623
PNM Resources, Inc.	1,630	43,603
Pogo Producing Co.	2,445	104,524
Polycom, Inc.*	4,075	56,480
Potlatch Corp.	1,141	29,381
Powerwave Technologies, Inc.*	2,771	17,374
Precision Castparts Corp.	2,119	65,901
Price Communications Corp.*	2,282	29,461
Pride International, Inc.*	5,542	104,300
Protective Life Corp.	2,771	74,124
Protein Design Labs, Inc.*	3,586	50,132

Common Stocks, continued

	Shares	Value
Provident Financial Group, Inc.	1,956	$50,132
Puget Energy, Inc.	3,749	89,489
Quanta Services, Inc.*	4,727	33,562
Quantum Corp.*	7,172	29,047
Questar Corp.	3,423	114,568
Radian Group, Inc.	3,912	143,375
Rayonier, Inc.	1,630	53,790
Republic Services, Inc.*	6,683	151,504
RF Micro Devices, Inc.*	7,498	45,138
RPM, Inc.	4,727	64,996
Ruddick Corp.	1,956	30,748
Saks, Inc.*	5,868	56,920
SCANA Corp.	4,564	156,454
Scholastic Corp.*	1,630	48,541
Sensient Technologies Corp.	1,956	44,968
Sequa Corp.—Class A*	489	16,773
Sierra Pacific Resources*	4,890	29,047
Silicon Valley Bancshares*	1,630	38,810
Six Flags, Inc.*	3,749	25,418
Smithfield Foods, Inc.*	4,564	104,607
Sovereign Bancorp, Inc.	10,758	168,363
SPX Corp.*	3,260	143,635
StanCorp Financial Group, Inc.	1,141	59,583
Superior Industries International, Inc.	1,141	47,580
Swift Transportation Co., Inc.*	3,423	63,736
Sybase, Inc.*	3,912	54,415
Sylvan Learning Systems, Inc.*	1,630	37,229
Tech Data Corp.*	2,282	60,952
Tecumseh Products Co.	815	31,223
Teleflex, Inc.	1,630	69,357
Telephone & Data Systems, Inc.	2,445	121,516
Tidewater, Inc.	2,445	71,810
Titan Corp.*	3,260	33,545
Toll Brothers, Inc.*	2,934	83,062
Triad Hospitals, Inc.*	3,097	76,868
Trinity Industries, Inc.	1,956	36,206
TriQuint Semiconductor, Inc.*	5,379	22,377
Tyson Foods, Inc.—Class A	14,507	154,065
Unifi, Inc.*	2,282	14,148
United Rentals, Inc.*	3,097	43,017
Unitrin, Inc.	2,771	75,150
Universal Corp.	978	41,369
Valero Energy Corp.	4,564	165,810
Varco International, Inc.*	3,912	76,675
Vectren Corp.	2,771	69,414
Viad Corp.	3,586	80,292
Vishay Intertechnology, Inc.*	6,520	86,064
W.R. Berkley Corp.	2,282	120,261
Wausau-Mosinee Paper Corp.	2,119	23,733
Webster Financial Corp.	1,956	73,937
Werner Enterprises, Inc.	2,608	55,290
Westar Energy, Inc.	2,934	47,619
WGL Holdings, Inc.	1,956	52,225
Wind River Systems, Inc.*	3,260	12,421
Wisconsin Energy Corp.	4,727	137,083
WPS Resources Corp.	1,304	52,421
York International Corp.	1,630	38,142

TOTAL COMMON STOCKS		16,299,797

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Home Loan Bank (0.7%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$122,000	$121,998

TOTAL FEDERAL HOME LOAN BANK		121,998

TOTAL INVESTMENTS (Cost $14,156,296)(a)—100.0%		16,421,795
Net other assets (liabilities)—0.0%		(4,638)

NET ASSETS—100.0%		$16,417,157

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini S&P MidCap 400 Futures Contract expiring September 2003 (Underlying face amount at value $96,000)	2	$(1,488)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$2,349,350
Unrealized depreciation	(83,851)

Net unrealized appreciation/depreciation	$2,265,499

The ProFund VP Mid-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Aerospace/Defense	1.3%
Agriculture	0.3%
Airlines	0.1%
Apparel	0.1%
Auto Parts & Equipment	2.2%
Banks	8.2%
Beverages	1.2%
Biotechnology	1.4%
Building Materials	0.6%
Chemicals	3.6%
Coal	0.7%
Commercial Services	2.0%
Computers	2.0%
Distribution/Wholesale	0.4%
Diversified Financial Services	2.3%
Electric	9.4%
Electronics	1.5%
Engineering & Construction	0.4%
Entertainment	0.2%
Environmental Control	0.9%
Food	2.7%
Forest Products & Paper	1.4%
Gas	1.1%
Hand/Machine Tools	0.3%
Health Care	0.5%
Healthcare—Products	0.5%
Healthcare—Services	1.1%
Home Builders	3.2%
Home Furnishings	0.4%
Insurance	9.6%
Internet	1.6%
Iron/Steel	0.2%
Leisure Time	0.2%
Lodging	1.5%
Machinery—Diversified	0.8%
Media	2.0%
Metal Fabricate/Hardware	0.4%
Miscellaneous Manufacturing	2.8%
Oil & Gas	5.3%
Oil & Gas Services	1.6%
Packaging & Containers	0.5%
Pharmaceuticals	1.5%
Pipelines	1.3%
Real Estate Investment Trust	2.8%
Retail	3.4%
Savings & Loans	2.5%
Semiconductors	3.2%
Software	1.5%
Telecommunications	3.2%
Textiles	1.3%
Transportation	1.9%
Trucking & Leasing	0.2%
Other	0.7%

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Mid-Cap Value

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $14,156,296)	$16,421,795
Cash	862
Segregated cash balances with brokers for futures contracts	5,480
Dividends and interest receivable	19,242
Receivable for investments sold	1,398,901
Prepaid expenses	256

Total Assets	17,846,536

Liabilities:
Payable for capital shares redeemed	1,377,955
Variation margin on futures contracts	400
Advisory fees payable	13,205
Management services fees payable	2,641
Administration fees payable	949
Administrative services fees payable	9,964
Distribution fees payable	4,982
Other accrued expenses	19,283

Total Liabilities	1,429,379

Net Assets	$16,417,157

Net Assets consist of:
Capital	$19,688,616
Accumulated net investment income/(loss)	(9,122)
Accumulated net realized gains (losses) on investments and futures contracts	(5,526,348)
Net unrealized appreciation/depreciation on investments and futures contracts	2,264,011

Net Assets	$16,417,157

Shares of Beneficial Interest Outstanding	639,640

Net Asset Value (offering and redemption price per share)	$25.67

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$119,888
Interest	541

Total Investment Income	120,429

Expenses:
Advisory fees	49,847
Management services fees	9,969
Administration fees	3,743
Administrative services fees	33,258
Distribution fees	16,616
Custody fees	18,716
Fund accounting fees	6,709
Transfer agent fees	5,517
Other fees	6,492

Total Gross Expenses before reductions	150,867
Less Expenses reduced by the Advisor	(19,808)

Total Net Expenses	131,059

Net Investment Income/(Loss)	(10,630)

Realized and Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) on investments	(612,239)
Net realized gains (losses) on futures contracts	10,347
Change in net unrealized appreciation (depreciation) on investments and futures contracts	1,322,934

Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	721,042

Change in Net Assets Resulting from Operations	$710,412

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Mid-Cap Value

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(10,630)	$(11,600)
Net realized gains (losses) on investments and futures contracts	(601,892)	(4,924,479)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	1,322,934	941,077

Change in net assets resulting from operations	710,412	(3,995,002)

Capital Transactions:
Proceeds from shares issued	87,590,777	186,778,155
Cost of shares redeemed	(84,370,561)	(170,296,624)

Change in net assets resulting from capital transactions	3,220,216	16,481,531

Change in net assets	3,930,628	12,486,529
Net Assets:
Beginning of period	12,486,529	—

End of period	$16,417,157	$12,486,529

Share Transactions:
Issued	3,796,815	7,358,526
Redeemed	(3,694,305)	(6,821,396)

Change in shares	102,510	537,130

(a)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Mid-Cap Value

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$23.25		$30.00

Investment Activities:
Net investment income/(loss)	(0.02	)(b)	(0.02	)(b)
Net realized and unrealized gains (losses) on investments and futures contracts	2.44		(6.73)

Total income/(loss) from investment activities	2.42		(6.75)

Net Asset Value, End of Period	$25.67		$23.25

Total Return	10.41	%(c)	(22.50	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$16,417,157		$12,486,529
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	(0.16	)%(d)	(0.14	)%(d)
Ratio of gross expenses to average net assets	2.27	%(d)	2.25	%(d)
Portfolio turnover(e)	660%		1,361%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.8%)

	Shares	Value
99 Cents Only Stores*	7,264	$249,300
Abercrombie & Fitch Co.—Class A*	9,988	283,759
Acxiom Corp.*	9,080	137,017
ADTRAN, Inc.*	3,632	186,285
AdvancePCS*	9,080	347,128
Affiliated Computer Services, Inc.—Class A*	13,166	602,080
Ametek, Inc.	3,178	116,474
Applebee’s International, Inc.	5,448	171,231
Apria Healthcare Group, Inc.*	5,448	135,546
Arthur J. Gallagher & Co.	9,080	246,976
Avocent Corp.*	4,540	135,882
Barr Laboratories, Inc.*	6,810	446,055
Beckman Coulter, Inc.	6,356	258,308
Blyth, Inc.	4,540	123,488
Brinker International, Inc.*	9,988	359,767
Brown & Brown, Inc.	6,375	207,188
C.H. Robinson Worldwide, Inc.	8,626	306,741
Cabot Microelectronics Corp.*	2,270	114,567
Career Education Corp.*	4,540	310,626
Carlisle Cos., Inc.	3,178	133,984
Carmax, Inc.*	10,442	314,826
Catalina Marketing Corp.*	5,448	96,157
CDW Corp.*	8,626	395,071
Certegy, Inc.*	6,810	188,978
Charles River Laboratories International, Inc.*	4,540	146,097
Chico’s FAS, Inc.*	8,626	181,577
Choicepoint, Inc.*	8,626	297,770
Church & Dwight, Inc.	4,086	133,735
Cincinnati Bell, Inc.*	22,246	149,048
Claire’s Stores, Inc.	4,994	126,648
Coach, Inc.*	9,080	451,639
Commerce Bancorp, Inc.	6,810	252,651
Cooper Cameron Corp.*	5,448	274,470
Corinthian Colleges, Inc.*	4,540	220,508
Covance, Inc.*	5,902	106,826
Coventry Health Care, Inc.*	5,902	272,436
Cree Research, Inc.*	7,264	118,258
Crompton Corp.	11,350	80,018
CYTYC Corp.*	11,804	124,178
Dean Foods Co.*	13,620	429,029
DENTSPLY International, Inc.	7,718	315,666
DeVry, Inc.*	7,264	169,179
Dial Corp.	9,534	185,436
Diebold, Inc.	7,264	314,168
Dollar Tree Stores, Inc.*	11,350	360,135
Donaldson Co., Inc.	4,540	201,804
DPL, Inc.	12,712	202,630
DQE, Inc.	7,718	116,310
Dreyer’s Grand Ice Cream Holdings, Inc.	3,632	285,185
DST Systems, Inc.*	12,258	465,804
Dun & Bradstreet Corp.*	7,718	317,210
Eaton Vance Corp.	6,810	215,196
Education Management Corp.*	3,632	193,150
Edwards Lifesciences Corp.*	5,902	189,690
Energizer Holdings, Inc.*	8,626	270,856
Entercom Communications Corp.*	4,994	244,756
Equitable Resources, Inc.	6,356	258,943

Common Stocks, continued

	Shares	Value
Expeditors International of Washington, Inc.	10,442	$361,710
Express Scripts, Inc.—Class A*	7,718	527,294
Fair, Isaac & Co., Inc.	4,994	256,941
Fastenal Co.	7,718	261,949
First Health Group Corp.*	9,534	263,138
First Virginia Banks, Inc.	7,264	313,224
FMC Technologies, Inc.*	6,810	143,351
Gartner Group, Inc.—Class B*	8,172	61,290
Gentex Corp.*	7,718	236,248
Gilead Sciences, Inc.*	19,976	1,110,266
Grant Prideco, Inc.*	12,258	144,032
GreenPoint Financial Corp.	9,988	508,789
GTECH Holdings Corp.*	5,902	222,211
Harte-Hanks, Inc.	9,080	172,520
Health Net, Inc.*	11,804	388,943
Henry (Jack) & Associates, Inc.	9,080	161,533
Henry Schein, Inc.*	4,540	237,624
Herman Miller, Inc.	7,264	146,805
Hillenbrand Industries, Inc.	6,356	320,660
Hispanic Broadcasting Corp.—Class A*	10,896	277,303
HON Industries, Inc.	5,902	180,011
Hormel Foods Corp.	14,074	333,554
Hubbell, Inc.—Class B	5,902	195,356
IDEC Pharmaceuticals Corp.*	15,436	524,824
International Speedway Corp.	5,448	215,250
Investors Financial Services Corp.	6,356	184,388
IVAX Corp.*	19,522	348,468
J.B. Hunt Transport Services, Inc.*	4,086	154,247
Jacobs Engineering Group, Inc.*	5,448	229,633
Krispy Kreme Doughnuts, Inc.*	5,902	243,044
Lam Research Corp.*	12,712	231,486
Lancaster Colony Corp.	3,632	140,413
Legato Systems, Inc.*	11,804	99,036
Legg Mason, Inc.	6,356	412,823
Lincare Holdings, Inc.*	10,896	343,333
LTX Corp.*	4,994	43,048
M&T Bank Corp.	11,804	994,132
Macromedia, Inc.*	6,356	133,730
Macrovision Corp.*	4,994	99,480
Manpower, Inc.	7,718	286,260
McDATA Corp.—Class A*	11,350	166,505
Mentor Graphics Corp.*	6,810	98,609
Michaels Stores, Inc.*	6,810	259,189
Micrel, Inc.*	9,080	94,341
Microchip Technology, Inc.	20,430	503,191
Murphy Oil Corp.	9,080	477,607
Mylan Laboratories, Inc.	18,614	647,209
National Instruments Corp.*	4,994	188,673
Neuberger Berman, Inc.	7,264	289,906
New York Community Bancorp	14,528	422,620
Nordson Corp.	3,178	75,795
Olin Corp.	5,902	100,924
Outback Steakhouse, Inc.	7,718	301,002
Overture Services, Inc.*	6,356	115,234
Oxford Health Plans, Inc.*	8,626	362,551
Patterson Dental Co.*	6,810	309,038
Patterson-UTI Energy, Inc.*	8,172	264,773
Petsmart, Inc.*	14,074	234,614
Pharmaceutical Resources, Inc.*	3,178	154,641

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Philadelphia Suburban Corp.	6,810	$166,028
Pier 1 Imports, Inc.	9,534	194,494
Plantronics, Inc.*	4,540	98,382
Reader’s Digest Association, Inc.	9,988	134,638
Retek, Inc.*	5,448	34,867
Reynolds & Reynolds Co.	6,810	194,494
Rollins, Inc.	4,539	85,560
Roslyn Bancorp, Inc.	8,172	175,616
Ross Stores, Inc.	7,718	329,867
RSA Security, Inc.*	5,902	63,447
Ruby Tuesday, Inc.	6,356	157,184
Sandisk Corp.*	6,810	274,784
SEI Investments Co.	10,896	348,672
Semtech Corp.*	7,264	103,439
Sepracor, Inc.*	8,626	155,527
SICOR, Inc.*	11,804	240,093
Silicon Laboratories, Inc.*	4,994	133,040
Smith International, Inc.*	10,442	383,639
Sonoco Products Co.	9,534	229,007
Sotheby’s Holdings, Inc.—Class A*	6,356	47,289
Stericycle, Inc.	4,086	157,229
STERIS Corp.*	6,810	157,243
Storage Technology Corp.*	10,896	280,463
Synopsys, Inc.*	7,718	477,358
TCF Financial Corp.	7,264	289,398
The Cheesecake Factory, Inc.*	4,994	179,235
Timberland Co.—Class A*	3,632	191,988
Tootsie Roll Industries, Inc.	5,448	166,110
Transaction Systems Architects, Inc.*	3,632	32,543
United Dominion Realty Trust, Inc.	10,896	187,629
Universal Health Services, Inc.—Class B*	5,902	233,837
Valassis Communications, Inc.*	5,448	140,123
Valspar Corp.	4,994	210,846
Varian Medical Systems, Inc.*	6,810	392,052
Varian, Inc.*	3,632	125,921
Vertex Pharmaceuticals, Inc.*	7,718	112,683
VISX, Inc.*	4,994	86,646
Waddell & Reed Financial, Inc.	8,172	209,775
Washington Post Co.—Class B	908	665,474
Weatherford International, Ltd.*	13,166	551,655
Westamerica Bancorporation	3,178	136,908
Western Gas Resources, Inc.	3,178	125,849
Westwood One, Inc.*	10,442	354,297
Whole Foods Market, Inc.*	5,902	280,522
Williams-Sonoma, Inc.*	11,804	344,677
Wilmington Trust Corp.	6,810	199,874
XTO Energy, Inc.	18,160	365,198

TOTAL COMMON STOCKS		40,318,809

TOTAL INVESTMENTS (Cost $35,632,099)(a)—99.8%		40,318,809
Net other assets (liabilities)—0.2%		78,642

NET ASSETS—100.0%		$40,397,451

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini S&P MidCap 400 Futures Contract expiring September 2003 (Underlying face amount at value $96,000)	2	$(1,488)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$4,918,958
Unrealized depreciation	(232,248)

Net unrealized appreciation/depreciation	$4,686,710

The ProFund VP Mid-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.7%
Apparel	1.6%
Banks	5.9%
Biotechnology	1.7%
Chemicals	1.3%
Commercial Services	4.4%
Communication Services	0.7%
Computers	7.5%
Distribution/Wholesale	1.6%
Diversified Financial Services	2.8%
Electric	0.8%
Electronic Components & Equipment	1.4%
Electronics	0.9%
Engineering & Construction	0.6%
Entertainment	1.3%
Environmental Control	0.4%
Food	3.7%
Healthcare—Products	5.9%
Healthcare—Services	4.6%
Household Products/Wares	1.1%
Insurance	1.1%
Internet	1.1%
Machinery—Diversified	0.2%
Media	4.1%
Miscellaneous Manufacturing	1.2%
Office Furnishings	0.8%
Oil & Gas	2.7%
Oil & Gas Services	3.7%
Packaging & Containers	0.6%
Pharmaceuticals	10.1%
Pipelines	1.0%
Real Estate Investment Trust	0.5%
Retail	10.6%
Savings & Loan	2.7%
Semiconductors	3.0%
Software	4.0%
Telecommunications	1.1%
Transportation	2.0%
Water	0.4%
Other	0.2%

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Mid-Cap Growth

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $35,632,099)	$40,318,809
Segregated cash balances with brokers for futures contracts	5,480
Dividends and interest receivable	9,981
Receivable for capital shares issued	1,774,363
Prepaid expenses	372

Total Assets	42,109,005

Liabilities:
Cash overdraft	42,021
Payable for investments purchased	1,599,707
Variation margin on futures contracts	400
Advisory fees payable	19,656
Management services fees payable	3,931
Administration fees payable	1,362
Administrative services fees payable	14,284
Distribution fees payable	7,142
Other accrued expenses	23,051

Total Liabilities	1,711,554

Net Assets	$40,397,451

Net Assets consist of:
Capital	$39,789,286
Accumulated net investment income/(loss)	(134,070)
Accumulated net realized gains (losses) on investments and futures contracts	(3,942,987)
Net unrealized appreciation/depreciation on investments and futures contracts	4,685,222

Net Assets	$40,397,451

Shares of Beneficial Interest Outstanding	1,558,225

Net Asset Value (offering and redemption price per share)	$25.93

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$65,457
Interest	701

Total Investment Income	66,158

Expenses:
Advisory fees	76,049
Management services fees	15,210
Administration fees	7,213
Administrative services fees	50,740
Distribution fees	25,350
Custody fees	14,863
Fund accounting fees	10,033
Transfer agent fees	8,344
Other fees	9,579

Total Gross Expenses before reductions	217,381
Less Expenses reduced by the Advisor	(17,153)

Total Net Expenses	200,228

Net Investment Income/(Loss)	(134,070)

Realized and Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) on investments	(948,874)
Net realized gains (losses) on futures contracts	10,347
Change in net unrealized appreciation (depreciation) on investments and futures contracts	3,558,765

Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	2,620,238

Change in Net Assets Resulting from Operations	$2,486,168

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Mid-Cap Growth

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$(134,070)	$(90,645)
Net realized gains (losses) on investments and futures contracts	(938,527)	(2,914,950)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	3,558,765	1,126,457

Change in net assets resulting from operations	2,486,168	(1,879,138)

Capital Transactions:
Proceeds from shares issued	107,679,629	181,629,538
Cost of shares redeemed	(84,832,484)	(164,686,262)

Change in net assets resulting from capital transactions	22,847,145	16,943,276

Change in net assets	25,333,313	15,064,138
Net Assets:
Beginning of period	15,064,138	—

End of period	$40,397,451	$15,064,138

Share Transactions:
Issued	4,600,405	7,556,651
Redeemed	(3,687,085)	(6,911,746)

Change in shares	913,320	644,905

(a)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Mid-Cap Growth

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$23.36		$30.00

Investment Activities:
Net investment income/(loss)	(0.16	)(b)	(0.21	)(b)
Net realized and unrealized gains (losses) on investments and futures contracts	2.73		(6.43)

Total income/(loss) from investment activities	2.57		(6.64)

Net Asset Value, End of Period	$25.93		$23.36

Total Return	11.00	%(c)	(22.13	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$40,397,451		$15,064,138
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	(1.32	)%(d)	(1.32	)%(d)
Ratio of gross expenses to average net assets	2.14	%(d)	2.22	%(d)
Portfolio turnover(e)	404%		1,594%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.6%)

	Shares	Value
4Kids Entertainment, Inc.*	2,303	$42,836
A.M. Castle & Co.*	2,961	19,395
A.T. Cross Co.—Class A*	2,632	15,634
AAR Corp.	5,922	41,809
Aaron Rents, Inc.	3,948	101,857
ABM Industries, Inc.	8,883	136,798
Action Performance Cos., Inc.	3,290	62,510
Acuity Brands, Inc.	7,567	137,492
Adaptec, Inc.*	19,411	151,018
Advanced Marketing Services, Inc.	3,619	47,047
Aeroflex, Inc.*	10,857	84,033
Albany International Corp.—Class A	5,922	162,263
Allen Telecom, Inc.*	5,593	92,396
Alliance Semiconductor Corp.*	6,580	31,847
Alpharma, Inc.	9,212	198,980
American Management Systems, Inc.*	7,567	108,057
American States Water Co.	2,632	71,854
Analogic Corp.	2,303	112,293
Anchor BanCorp Wisconsin, Inc.	4,277	102,178
Angelica Corp.	1,645	27,883
Anixter International, Inc.*	6,909	161,877
AnnTaylor Stores Corp.*	8,225	238,113
Apogee Enterprises, Inc.	4,935	44,514
Applica, Inc.*	4,277	36,355
Applied Industrial Technologies, Inc.	3,290	69,419
AptarGroup, Inc.	6,580	236,880
Arch Chemicals, Inc.	3,948	75,407
Arkansas Best Corp.	4,606	109,577
Armor Holdings, Inc.*	4,935	66,129
ArQule, Inc.*	4,277	17,963
Artesyn Technologies, Inc.*	6,909	38,759
Ashworth, Inc.*	2,303	16,328
Astec Industries, Inc.*	3,619	31,558
AstroPower, Inc.*	3,948	12,989
Atlantic Coast Airlines Holdings, Inc.*	8,225	110,955
Atmos Energy Corp.	8,883	220,299
Atwood Oceanics, Inc.*	2,632	71,459
Audiovox Corp.—Class A*	4,277	47,860
Avista Corp.	8,554	121,039
Axcelis Technologies, Inc.*	17,766	108,728
Aztar Corp.*	6,580	106,003
Bally Total Fitness Holding Corp.*	5,922	53,476
BankUnited Financial Corp.—Class A*	5,264	106,070
Barnes Group, Inc.	3,948	85,908
Bassett Furniture Industries, Inc.	1,974	26,215
Bel Fuse, Inc.—Class B	1,974	45,205
Belden, Inc.	4,606	73,190
Bell Microproducts, Inc.*	3,619	15,453
Benchmark Electronics, Inc.*	4,277	131,560
Black Box Corp.	3,619	131,008
Bowne & Co., Inc.	5,922	77,164
Briggs & Stratton Corp.	3,948	199,373
Brooks Automation, Inc.*	6,580	74,617
Brooktrout, Inc.—Class B*	2,303	17,876
Brown Shoe Co., Inc.	3,290	98,042
Brush Wellman, Inc.*	2,961	24,724
Buckeye Technologies, Inc.*	6,580	44,744
Building Materials Holding Corp.	2,303	34,107
Burlington Coat Factory Warehouse Corp.	8,225	147,228
Butler Manufacturing Co.	987	16,315

Common Stocks, continued

	Shares	Value
C&D Technologies, Inc.	4,606	$66,142
C-COR.net Corp.*	6,580	32,242
Cable Design Technologies Corp. *	8,225	58,809
Cambrex Corp.	4,606	106,031
Captaris, Inc.*	5,593	19,128
Caraustar Industries, Inc.*	4,935	39,529
Cascade Natural Gas Corp.	1,974	37,703
Casey’s General Stores, Inc.	8,883	125,606
Cash America International, Inc.	4,277	56,542
Catapult Communications Corp.*	2,303	24,458
Cato Corp.—Class A	4,606	97,094
CDI Corp.*	3,619	93,949
Central Parking Corp.	6,580	81,329
Central Vermont Public Service Corp.	1,974	38,592
Century Aluminum Co.	3,619	25,442
Cerner Corp.*	6,580	151,011
CH Energy Group, Inc.	2,961	133,245
Checkpoint Systems, Inc.*	5,922	83,796
Chesapeake Corp.	2,632	57,509
Chittenden Corp.	6,580	179,963
Ciber, Inc.*	11,844	83,145
Cima Labs, Inc.*	2,632	70,774
Cimarex Energy Co.*	7,238	171,903
CLECO Corp.	8,554	148,155
Cleveland-Cliffs, Inc.*	1,974	35,236
Coachmen Industries, Inc.	2,961	35,384
Coherent, Inc.*	5,264	125,967
Colonial Properties Trust	4,606	162,085
Commercial Federal Corp.	8,225	174,370
Commercial Metals Co.	5,264	93,647
Commonwealth Industries, Inc.	2,961	13,976
Concerto Software, Inc.*	1,974	18,141
Concord Camera Corp.*	4,935	34,989
CONMED Corp.*	5,264	96,121
Consolidated Graphics, Inc.*	2,303	52,693
Corn Products International, Inc.	6,580	197,598
CTS Corp.	6,251	65,323
Curative Health Services, Inc.*	2,303	39,151
Curtiss-Wright Corp.	1,974	124,758
Datascope Corp.	2,632	77,723
Delphi Financial Group, Inc.—Class A	3,619	169,369
Deltic Timber Corp.	2,303	65,521
Department 56, Inc.*	2,303	35,305
Digi International, Inc.*	3,948	22,701
DIMON, Inc.	8,225	58,891
Downey Financial Corp.	4,935	203,816
Dress Barn, Inc.*	5,264	66,695
Drill-Quip, Inc.*	3,290	59,878
DRS Technologies, Inc.*	3,948	110,228
Duane Reade, Inc.*	4,277	63,086
DuPont Photomasks, Inc.*	3,290	61,951
EDO Corp.	3,619	64,056
eFunds Corp.*	8,554	98,628
El Paso Electric Co.*	8,883	109,527
Electro Scientific Industries, Inc.*	4,935	74,815
EMCOR Group, Inc.*	2,632	129,915
Energen Corp.	6,251	208,158
Enesco Group, Inc.*	2,632	19,477
ESS Technology, Inc.*	7,238	70,571
Esterline Technologies Corp.*	3,619	63,007

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Exar Corp.*	7,238	$114,578
Fedders Corp.	5,264	16,160
FEI Co.*	5,922	111,097
Financial Federal Corp.*	3,290	80,276
First Republic Bank*	2,632	70,011
FirstFed Financial Corp.*	2,961	104,494
Fleetwood Enterprises, Inc.*	6,580	48,692
Flowers Foods, Inc.	8,400	165,975
Footstar, Inc.*	3,619	47,047
Fremont General Corp.	13,489	184,799
Frontier Airlines, Inc.*	5,264	47,797
Fuller (H. B.) Co.	5,264	115,912
G & K Services, Inc.	3,619	107,122
Gables Residential Trust	4,277	129,294
Gardner Denver, Inc.*	2,961	60,582
GenCorp, Inc.	7,896	70,195
General Communication, Inc.—Class A*	10,199	88,323
Genesco, Inc.*	3,948	69,880
Gerber Scientific, Inc.*	3,948	26,294
Glenborough Realty Trust, Inc.	4,935	94,505
Global Imaging Systems, Inc.*	3,948	91,436
Goody’s Family Clothing, Inc.*	5,922	51,225
Great Atlantic & Pacific Tea Co.*	6,909	60,799
Green Mountain Power Corp.	987	19,740
Griffon Corp.*	5,922	94,752
Group 1 Automotive, Inc.*	3,948	127,955
Haemonetics Corp.*	4,277	79,980
Haggar Corp.	1,316	16,450
Hain Celestial Group, Inc.*	6,251	99,953
Haverty Furniture Cos., Inc.	3,948	69,090
Heidrick & Struggles International, Inc.*	3,290	41,520
Hologic, Inc.*	3,619	47,698
Hooper Holmes, Inc.	11,515	74,157
Huffy Corp.*	2,632	18,424
Hughes Supply, Inc.	4,277	148,412
Hutchinson Technology, Inc.*	4,606	151,490
IHOP Corp.	3,948	124,638
Imagistics International, Inc.*	3,290	84,882
IMCO Recycling, Inc.*	2,632	17,476
IMPATH, Inc.*	2,961	41,869
Information Holdings, Inc.*	3,948	72,051
Input/Output, Inc.*	9,212	49,561
Insight Enterprises, Inc.*	8,225	82,744
Insituform Technologies, Inc.—Class A*	4,935	87,251
Insurance Auto Auctions, Inc.*	1,974	24,793
Interface, Inc.	9,212	42,744
Intermagnetics General Corp.*	2,961	58,746
Intermet Corp.	4,606	15,522
International Multifoods Corp.*	3,619	82,911
Invacare Corp.	5,264	173,712
Invision Technologies, Inc.*	2,961	73,581
Ionics, Inc.*	3,290	73,598
Irwin Financial Corp.	4,935	127,817
J & J Snack Foods Corp.*	1,645	52,031
Jack in the Box, Inc.*	6,580	146,734
JAKKS Pacific, Inc.*	4,277	56,841
JDA Software Group, Inc.*	5,264	58,904
Jefferies Group, Inc.	4,935	245,714
JLG Industries, Inc.	7,896	53,693
Jo-Ann Stores, Inc.—Class A*	3,619	91,561

Common Stocks, continued

	Shares	Value
K2, Inc.*	4,935	$60,454
Kaman Corp.—Class A	3,948	46,152
Kansas City Southern Industries, Inc.*	11,186	134,568
Kellwood Co.	4,606	145,689
Kilroy Realty Corp.	4,935	135,713
Kirby Corp.*	4,277	120,611
Kroll, Inc.*	6,909	186,957
Laclede Group, Inc.	3,290	88,172
Lance, Inc.	5,264	48,060
LandAmerica Financial Group, Inc.	3,290	156,275
Landry’s Restaurants, Inc.	4,935	116,466
Lawson Products, Inc.	1,645	45,302
Lennox International, Inc.	10,528	135,495
Linens ‘n Things, Inc.*	7,896	186,425
Lone Star Steakhouse & Saloon, Inc.	3,948	85,948
Lydall, Inc.*	2,961	31,683
M.D.C. Holdings, Inc.	5,264	254,146
MAF Bancorp, Inc.	4,277	158,548
MagneTek, Inc.*	4,277	10,864
Manitowoc Co.	4,935	110,051
MapInfo Corp.*	2,632	18,766
Marcus Corp.	5,264	78,697
Massey Energy Co.	13,818	181,707
Material Sciences Corp.*	2,632	25,530
Maximus, Inc.*	3,948	109,082
Meade Instruments Corp.*	3,619	11,581
Mesa Air Group, Inc.*	5,593	44,744
Methode Electronics, Inc.—Class A	6,580	70,735
Metro One Telecommunications, Inc.*	4,606	23,767
Midas, Inc.*	2,632	31,900
Midway Games, Inc.*	8,554	31,051
Milacron, Inc.	6,251	30,567
Mobile Mini, Inc.*	2,632	42,981
Monaco Coach Corp.*	5,264	80,697
MRO Software, Inc.*	4,277	36,911
Mueller Industries, Inc.*	6,251	169,465
Myers Industries, Inc.	5,593	53,134
Nasch-Finch Co.	2,303	38,345
National Presto Industries, Inc.	1,316	41,585
Nature’s Sunshine Products, Inc.	2,632	21,082
Nautica Enterprises, Inc.*	6,251	80,200
Nautilus Goup, Inc.	5,922	73,433
NCO Group, Inc.*	4,606	82,493
Nelson (Thomas), Inc.*	2,632	32,900
Network Equipment Technologies, Inc.*	3,948	33,242
Newfield Exploration Co.*	9,870	370,618
Northwest Natural Gas Co.	4,606	125,514
Nuevo Energy Co.*	3,619	63,152
NUI Corp.	2,961	45,955
NYFIX, Inc.*	5,593	35,516
O’Charley’s, Inc.*	3,619	77,917
Offshore Logistics, Inc.*	3,948	85,869
OM Group, Inc.	5,264	77,539
Omnova Solutions, Inc.*	7,238	29,242
On Assignment, Inc.*	4,935	19,740
Orthodontic Centers of America, Inc.*	9,212	73,788
Oxford Industries, Inc.	1,316	54,640
PAREXEL International Corp.*	4,606	64,254
Park Electrochemical Corp.	3,619	72,199
Paxar Corp.*	7,238	79,618

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Pediatrix Medical Group, Inc.*	4,277	$152,475
Pegasus Systems, Inc.*	4,606	74,848
Penford Corp.	1,645	18,375
Pep Boys-Manny, Moe & Jack	9,212	124,454
Pericom Semiconductor Corp.*	4,606	42,836
Philadelphia Consolidated Holding Corp.*	3,948	159,499
Phillips-Van Heusen Corp.	5,593	76,233
Phoenix Technologies, Ltd.*	4,606	26,024
Photronics, Inc.*	5,922	103,339
Pinnacle Entertainment, Inc.*	4,606	31,321
Pioneer Standard Electronics, Inc.	5,922	50,219
PolyOne Corp.	16,779	74,667
Pope & Talbot, Inc.	2,961	32,719
Presidential Life Corp.	5,264	74,275
PRG-Schultz International, Inc.*	11,515	67,939
Prime Hospitality Corp.*	8,225	55,190
Provident Bankshares Corp.	4,606	117,038
Province Healthcare Co.*	8,883	98,335
QRS Corp.*	2,961	15,693
Quanex Corp.	2,961	88,001
Radiant Systems, Inc.*	4,935	33,262
RadiSys Corp.*	3,290	43,428
Ralcorp Holdings, Inc.*	5,264	131,390
RARE Hospitality International, Inc.*	3,948	129,021
Raymond James Financial Corp.	8,883	293,583
Regal-Beloit Corp.	4,606	87,975
RehabCare Group, Inc.*	2,961	43,379
Reliance Steel & Aluminum Co.	5,922	122,585
Riggs National Corp.	5,264	80,118
RLI Corp.	4,606	151,537
Roadway Corp.	3,619	103,250
Robbins & Myers, Inc.	2,632	48,692
Rock-Tenn Co.	6,251	105,955
Roto-Rooter, Inc.	1,645	62,823
Roxio, Inc.*	4,277	28,613
RTI International Metals, Inc.*	3,619	39,194
Rudolph Technologies, Inc.*	2,961	47,258
Russ Berrie & Co., Inc.	3,619	132,129
Russell Corp.	5,922	112,518
Ryan’s Family Steak Houses, Inc.*	7,896	110,544
Ryerson Tull, Inc.	4,606	40,441
Salton, Inc.*	1,974	17,805
Savient Pharmaceuticals, Inc.*	10,528	48,850
SBS Technologies, Inc.*	2,632	25,875
School Specialty, Inc.*	3,290	93,633
Schulman (A.), Inc.	5,264	84,540
Schweitzer-Mauduit International, Inc.	2,632	63,536
SCM Microsystems, Inc.*	2,961	16,167
SCPIE Holdings, Inc.	1,645	12,634
Seacoast Financial Services Corp.	4,935	97,713
SEACOR SMIT, Inc.*	3,619	132,057
Selective Insurance Group, Inc.	4,935	123,622
Shaw Group, Inc.*	6,909	83,253
Shopko Stores, Inc.*	5,264	68,432
Skyline Corp.	1,645	49,350
SkyWest, Inc.	10,528	200,664
Skyworks Solutions, Inc.*	25,004	169,276
Smith (A.O.) Corp.	5,264	148,182
Sola International, Inc.*	4,606	80,144
Sourcecorp*	2,961	63,958

Common Stocks, continued

	Shares	Value
South Financial Group, Inc.	8,554	$199,565
Southern Union Co.*	11,844	200,637
Southwest Gas Corp.	5,922	125,428
Southwestern Energy Co.*	6,251	93,828
Spherion Corp.*	10,528	73,170
Spinnaker Exploration Co.*	5,922	155,156
SPS Technologies, Inc.	2,303	62,273
SPSS, Inc.*	2,961	49,567
Standard Microsystems Corp.*	2,961	44,918
Standard Motor Products, Inc.	2,303	25,563
Standard Pacific Corp.	5,922	196,374
Standard Register Co.	5,264	86,751
Standex International Corp.	2,303	48,363
Staten Island Bancorp, Inc.	10,857	211,493
Steel Dynamics, Inc.*	8,554	117,190
Steel Technologies, Inc.	1,645	16,631
Stein Mart, Inc.*	7,567	45,326
Stewart & Stevenson Services, Inc.	5,264	82,908
Stewart Information Services Corp.*	3,290	91,627
Stone Energy Corp.*	4,935	206,874
Stride Rite Corp.	7,238	72,090
Sturm, Ruger & Co., Inc.	4,935	49,350
Sunrise Assisted Living, Inc.*	3,948	88,356
Susquehanna Bancshares, Inc.	7,238	169,007
Swift Energy Co.*	4,935	54,285
SWS Group, Inc.	2,961	59,664
Symmetricom, Inc.*	7,567	33,295
Systems & Computer Technology Corp.*	6,251	56,259
TALX Corp.	2,632	59,457
TBC Corp.*	3,948	75,209
Technitrol, Inc.*	7,238	108,932
Texas Industries, Inc.	3,948	93,962
The Children’s Place Retail Stores, Inc.*	4,935	98,009
The Men’s Wearhouse, Inc.*	7,238	158,150
Theragenics Corp.*	5,264	22,635
Thomas Industries, Inc.	2,961	80,095
THQ, Inc.*	7,238	130,284
Three-Five Systems, Inc.*	3,948	27,241
Timken Co.	15,463	270,756
Tollgrade Communications, Inc.*	2,303	42,951
Tom Brown, Inc.*	7,238	201,144
Tower Automotive, Inc.*	10,199	37,328
Tredegar Corp.	6,909	103,566
Triarc Companies., Inc.*	3,619	108,534
Triumph Group, Inc.*	2,961	83,411
UICI*	8,883	133,867
UIL Holdings Corp.	2,632	106,728
Ultimate Electronics, Inc.*	2,632	33,742
Unisource Energy Corp.	6,251	117,519
United Stationers, Inc.*	5,922	214,200
Universal Forest Products, Inc.	3,290	68,893
URS Corp.*	5,922	115,242
US Oncology, Inc.*	16,121	119,134
USF Corp.	4,935	133,097
Valmont Industries, Inc.	4,277	83,230
Veeco Instruments, Inc.*	5,264	89,646
Veritas DGC, Inc.*	5,922	68,103
ViaSat, Inc.*	4,606	66,050
Viasys Healthcare, Inc.*	5,264	108,965
Vicor Corp.*	7,567	72,643

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Vintage Petroleum, Inc.	11,515	$129,889
Vital Signs, Inc.	2,303	59,786
Volt Information Sciences, Inc.*	2,632	35,927
Washington Federal, Inc.	12,502	289,170
Watsco, Inc.	4,606	76,275
Watts Industries, Inc.—Class A	4,935	88,090
Waypoint Financial Corp.	5,922	106,833
Wellman, Inc.	5,922	66,326
Wet Seal, Inc.—Class A*	5,264	56,220
Whitney Holding Corp.	7,238	231,399
WMS Industries, Inc.*	5,593	87,194
Wolverine Tube, Inc.*	2,303	13,173
Wolverine World Wide, Inc.	7,238	139,404
Woodward Governor Co.	1,974	84,882
Zale Corp.*	5,922	236,879
Zenith National Insurance Corp.	3,290	93,765

TOTAL COMMON STOCKS		32,795,492

Federal Home Loan Bank (0.1%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$29,000	29,000

TOTAL FEDERAL HOME LOAN BANK		29,000

TOTAL INVESTMENTS (Cost $30,066,469)(a)—99.7%		32,824,492
Net other assets (liabilities)—0.3%		101,935

NET ASSETS—100.0%		$32,926,427

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini Russell 2000 Futures Contract expiring September 2003 (Underlying face amount at value $89,680)	2	$(1,608

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$3,052,989
Unrealized depreciation	(294,966)

Net unrealized appreciation/depreciation	$2,758,023

The ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Aerospace/Defense	1.7%
Agricultural Production—Crops	0.2%
Airlines	1.2%
Apparel	2.2%
Auto Parts & Equipment	0.6%
Banks	4.8%
Biotechnology	0.4%
Building Materials	1.1%
Chemicals	1.6%
Coal	0.6%
Commercial Services	4.1%
Computers	1.6%
Distribution/Wholesale	1.6%
Diversified Financial Services	2.1%
Electric	2.4%
Electrical Components & Equipment	1.0%
Electronics	4.3%
Engineering & Construction	1.0%
Entertainment	0.1%
Environmental Control	0.3%
Food	2.7%
Forest Products & Paper	1.1%
Gas	2.9%
Hand/Machine Tools	0.4%
Healthcare—Products	2.6%
Healthcare—Services	2.2%
Home Builders	2.0%
Home Furnishings	0.3%
Household Products/Wares	0.7%
Housewares	0.2%
Insurance	3.5%
Iron/Steel	1.1%
Leisure Time	1.1%
Lodging	0.7%
Machinery & Equipment	0.3%
Machinery—Diversified	2.5%
Manufacturing	3.3%
Media	0.4%
Medical—Biomedical/Genetic	0.1%
Metal Fabricate/Hardware	2.6%
Mining	0.3%
Office/Business Equipment	0.7%
Oil & Gas	5.1%
Oil & Gas Services	0.8%
Packaging & Containers	0.2%
Pharmaceuticals	1.0%
Real Estate Investment Trust	1.6%
Retail	10.2%
Savings & Loans	4.2%
Semiconductors	3.0%
Software	2.4%
Storage/Warehousing	0.1%
Telecommunications	3.2%
Textiles	0.4%
Toys/Games/Hobbies	0.5%
Transportation	2.1%
Water	0.2%
Other	0.4%

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Small-Cap Value

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $30,066,469)	$32,824,492
Cash	576
Segregated cash balances with brokers for futures contracts	5,730
Dividends and interest receivable	21,441
Receivable for investments sold	1,991,882
Prepaid expenses	222

Total Assets	34,844,343

Liabilities:
Payable for capital shares redeemed	1,854,197
Variation margin on futures contracts	20
Advisory fees payable	13,669
Management services fees payable	2,734
Administration fees payable	1,140
Administrative services fees payable	11,964
Distribution fees payable	5,982
Other accrued expenses	28,210

Total Liabilities	1,917,916

Net Assets	$32,926,427

Net Assets consist of:
Capital	$34,382,805
Accumulated net investment income/(loss)	(58,235)
Accumulated net realized gains (losses) on investments and futures contracts	(4,154,558)
Net unrealized appreciation/depreciation on investments and futures contracts	2,756,415

Net Assets	$32,926,427

Shares of Beneficial Interest Outstanding	1,391,909

Net Asset Value (offering and redemption price per share)	$23.66

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$91,395
Interest	467

Total Investment Income	91,862

Expenses:
Advisory fees	57,662
Management services fees	11,532
Administration fees	5,971
Administrative services fees	38,479
Distribution fees	19,221
Custody fees	28,893
Fund accounting fees	8,704
Transfer agent fees	6,717
Other fees	8,247

Total Gross Expenses before reductions	185,426
Less Expenses reduced by the Advisor	(33,601)

Total Net Expenses	151,825

Net Investment Income/(Loss)	(59,963)

Realized and Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) on investments	375,209
Net realized gains (losses) on futures contracts	12,927
Change in net unrealized appreciation (depreciation) on investments and futures contracts	1,849,984

Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	2,238,120

Change in Net Assets Resulting from Operations	$2,178,157

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Small-Cap Value

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002

From Investment Activities:
Operations:
Net investment income/(loss)	$(59,963)	$(45,693)
Net realized gains (losses) on investments and futures contracts	388,136	(4,543,063)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	1,849,984	906,431

Change in net assets resulting from operations	2,178,157	(3,682,325)

Capital Transactions:
Proceeds from shares issued	147,665,763	172,701,131
Cost of shares redeemed	(146,082,927)	(139,853,372)

Change in net assets resulting from capital transactions	1,582,836	32,847,759

Change in net assets	3,760,993	29,165,434
Net Assets:
Beginning of period	29,165,434	—

End of period	$32,926,427	$29,165,434

Share Transactions:
Issued	6,833,627	7,334,952
Redeemed	(6,797,405)	(5,979,265)

Change in shares	36,222	1,355,687

(a)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Small-Cap Value

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$21.51		$30.00

Investment Activities:
Net investment income/(loss)	(0.08	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments and futures contracts	2.23		(8.40)

Total income/(loss) from investment activities	2.15		(8.49)

Net Asset Value, End of Period	$23.66		$21.51

Total Return	10.00	%(c)	(28.30	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$32,926,427		$29,165,434
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	(0.78	)%(d)	(0.61	)%(d)
Ratio of gross expenses to average net assets	2.41	%(d)	2.45	%(d)
Portfolio turnover(e)	927%		1,253%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.9%)

	Shares	Value
Accredo Health, Inc.*	14,652	$319,414
Actel Corp.*	7,326	150,183
Administaff, Inc.*	8,658	89,177
Advanced Energy Industries, Inc.*	9,990	142,358
Advanced Medical Optics, Inc.*	8,658	147,619
ADVO, Inc.*	5,994	266,134
AFC Enterprises, Inc.*	8,658	140,606
Alliant Techsystems, Inc.*	11,988	622,297
American Healthways, Inc.*	4,662	168,391
American Italian Pasta Co.*	5,328	221,911
American Medical Systems Holdings, Inc.*	9,990	168,531
AMERIGROUP Corp.*	6,660	247,752
AmSurg Corp.*	6,660	203,130
ANSYS, Inc.*	4,662	144,988
Arbitron, Inc.*	9,324	332,867
Arctic Cat, Inc.	6,660	127,606
Argosy Gaming Co.*	9,324	194,965
ArthroCare Corp.*	6,660	111,622
ATMI, Inc.*	9,324	232,820
Avid Technology, Inc.*	8,658	303,636
Baldor Electric Co.	10,656	219,514
BARRA, Inc.*	5,994	213,986
BEI Technologies, Inc.	4,662	55,944
Biosite Diagnostics, Inc.*	4,662	224,242
Boston Communications Group, Inc.*	5,328	91,269
Boston Private Financial Holdings, Inc.	7,326	154,432
Brady Corp.—Class A	7,326	244,322
Cabot Oil & Gas Corp.	9,990	275,824
CACI International, Inc.—Class A*	8,658	296,969
Cal Dive International, Inc.*	11,322	246,819
Capital Automotive Real Estate Investment Trust	9,324	260,979
CARBO Ceramics, Inc.	4,662	173,660
Carreker Corp.*	7,326	33,553
CEC Entertainment, Inc.*	8,658	319,740
Centene Corp.*	3,330	129,537
Cephalon, Inc.*	17,316	712,727
Champion Enterprises, Inc.*	17,316	89,697
Christopher & Banks Corp.*	7,992	295,624
Clarcor, Inc.	7,992	308,092
Coca-Cola Bottling Co.	2,664	145,454
Cognex Corp.*	13,320	297,702
Cohu, Inc.	6,660	103,896
Coinstar, Inc.*	6,660	125,608
Community First Bankshares, Inc.	11,988	327,272
Concord Communications, Inc.*	5,328	73,153
Cooper Cos., Inc.	9,324	324,195
Cost Plus, Inc.*	6,660	237,496
CPI Corp.	2,664	47,020
Cryolife, Inc.*	5,994	62,038
Cubic Corp.	7,992	177,582
Cullen/Frost Bankers, Inc.	15,984	513,085
Cuno, Inc.*	5,328	192,447
Cymer, Inc.*	10,656	341,098
Delta & Pine Land Co.	11,988	263,496
Dendrite International, Inc.*	12,654	162,984
Diagnostic Products Corp.	8,658	355,411
Dime Community Bancshares, Inc.	7,992	203,396
Dionex Corp.*	6,660	264,735
DSP Group, Inc.*	8,658	186,407

Common Stocks, continued

	Shares	Value
East-West Bancorp, Inc.	7,326	$264,762
ElkCorp	5,994	134,865
Engineered Support Systems, Inc.	4,662	195,105
Enzo Biochem, Inc.*	9,071	195,203
Essex Property Trust, Inc.	6,660	381,285
Ethan Allen Interiors, Inc.	11,988	421,498
Evergreen Resources, Inc.*	5,994	325,535
FactSet Research Systems, Inc.	10,656	469,397
Filenet Corp.*	11,322	204,249
First BanCorp.	12,654	347,352
First Midwest Bancorp, Inc.	14,652	422,124
Flagstar Bancorp, Inc.	17,982	439,660
FLIR Systems, Inc.*	10,656	321,277
Florida Rock Industries, Inc.	8,658	357,402
Forward Air Corp.*	6,660	168,964
Fossil, Inc.*	14,652	345,201
Fred’s, Inc.	7,992	297,143
Frontier Oil Corp.	7,992	121,478
GBC Bancorp	3,330	127,872
Georgia Gulf Corp.	9,990	197,802
Global Payments, Inc.	11,322	401,930
Graco, Inc.	13,986	447,552
Gymboree Corp.*	9,324	156,457
Hancock Fabrics, Inc.	5,994	96,803
Harland (John H.) Co.	8,658	226,493
Harman International Industries, Inc.	9,990	790,609
Harmonic, Inc.*	18,648	75,897
Heartland Express, Inc.*	15,318	340,825
Helix Technology Corp.	7,992	105,734
Hilb, Rogal & Hamilton Co.	10,656	362,730
Hot Topic, Inc.*	9,324	250,909
Hudson United Bancorp	13,986	477,622
Hydril Co.*	7,326	199,634
Hyperion Solutions Corp.*	10,656	359,746
ICU Medical, Inc.*	4,662	145,221
IDEX Corp.	9,990	362,038
IDEXX Laboratories, Inc.*	10,656	358,894
INAMED Corp.*	6,660	357,575
Integra LifeSciences Holdings*	8,658	228,398
Inter-Tel, Inc.	7,326	155,458
Itron, Inc.*	5,994	129,231
ITT Educational Services, Inc.*	13,986	409,091
J. Jill Group, Inc.*	5,994	100,939
K-Swiss, Inc.—Class A	5,328	183,923
Kaydon Corp.	9,324	193,939
Keithley Instruments, Inc.	4,662	67,366
Knight Transportation, Inc.*	11,322	281,918
Kopin Corp.*	21,312	130,429
Kronos, Inc.*	5,994	304,555
Kulicke & Soffa Industries, Inc.*	15,318	97,882
La-Z-Boy, Inc.	17,316	387,532
Labor Ready, Inc.*	12,654	90,729
Landstar System, Inc.*	4,662	293,007
Libbey, Inc.	3,996	90,709
Lindsay Manufacturing Co.	3,330	77,323
Lone Star Technologies, Inc.*	8,658	183,376
Macdermid, Inc.	9,990	262,737
Manhattan Associates, Inc.*	8,658	224,848
Maverick Tube Corp.*	12,654	242,324
Medicis Pharmaceutical Corp.	7,992	453,146

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
MemberWorks, Inc.*	3,996	$78,921
Mentor Corp.	14,652	283,956
Mercury Computer Systems, Inc.*	6,660	120,946
MGI Pharma, Inc.*	7,992	204,835
Micros Systems, Inc.*	5,328	175,717
Microsemi Corp.*	9,324	149,184
Mid Atlantic Medical Services, Inc.*	14,652	766,300
Movie Gallery, Inc.*	9,990	184,316
NBTY, Inc.*	20,646	434,805
NDCHealth Corp.	10,656	195,538
Netegrity, Inc.*	10,656	62,231
New Century Financial Corp.	7,326	319,780
New England Business Services, Inc.	3,996	119,880
New Jersey Resources Corp.	8,658	307,359
Northwestern Corp.	11,322	22,644
Noven Pharmaceuticals, Inc.*	7,326	75,018
NVR, Inc.*	1,998	821,177
O’Reilly Automotive, Inc.*	16,650	555,943
Oceaneering International, Inc.*	7,992	204,196
OshKosh B’Gosh, Inc.—Class A	3,996	107,892
Oshkosh Truck Corp.	5,328	316,057
Osteotech, Inc.*	5,328	72,408
Owens & Minor, Inc.	10,656	238,162
P.F. Chang’s China Bistro, Inc.*	7,992	393,285
Pacific Sunwear of California, Inc.*	15,318	369,011
Panera Bread Co.*	9,324	372,959
Papa John’s International, Inc.*	5,994	168,132
Patina Oil & Gas Corp.	10,655	342,559
PC-Tel, Inc.*	5,994	71,089
Performance Food Group Co.*	13,986	517,482
Pharmaceutical Product Development, Inc.*	17,316	497,488
Photon Dynamics, Inc.*	4,662	128,811
Piedmont Natural Gas Co., Inc.	9,990	387,712
Pinnacle Systems, Inc.*	19,314	206,660
Plains Resources, Inc.*	7,326	103,663
Planar Systems, Inc.*	4,662	91,189
Polaris Industries, Inc.	7,326	449,816
PolyMedica Corp.	3,996	182,977
Possis Medical, Inc.*	5,328	73,100
Power Integrations, Inc.*	8,658	210,563
Prima Energy Corp.*	3,996	83,436
Priority Healthcare Corp.—Class B*	13,320	247,086
Progress Software Corp.*	10,656	220,899
Quaker Chemical Corp.	2,664	66,733
Quiksilver, Inc.*	16,650	274,558
Rainbow Technologies, Inc.*	7,992	67,213
Regeneron Pharmaceuticals, Inc.*	14,652	230,768
Regis Corp.	13,320	386,945
Remington Oil & Gas Corp.*	7,992	146,893
Renal Care Group, Inc.*	15,318	539,347
Republic Bancorp, Inc.	17,982	241,318
ResMed, Inc.*	9,990	391,608
Respironics, Inc.*	10,656	399,813
Rogers Corp.*	4,662	155,245
Roper Industries, Inc.	9,990	371,628
Ryland Group, Inc.	7,992	554,645
SCP Pool Corp.*	7,326	252,014
SERENA Software, Inc.*	12,654	264,216
Shuffle Master, Inc.*	5,328	156,590

Common Stocks, continued

	Shares	Value
Shurgard Storage Centers, Inc.—Class A	11,322	$374,532
Sierra Health Services, Inc.*	8,658	173,160
Simpson Manufacturing Co., Inc.*	7,326	268,132
Sonic Corp.*	11,988	304,855
Southwest Bancorporation of Texas, Inc.*	10,656	346,427
St. Mary Land & Exploration Co.	8,658	236,363
StarTek, Inc.*	4,662	122,611
Sterling Bancshares, Inc.	13,320	174,226
Supertex, Inc.*	3,996	73,407
SurModics, Inc.*	5,328	162,504
Sybron Dental Special, Inc.*	11,988	282,917
Take-Two Interactive Software, Inc.*	12,654	358,614
Techne Corp.*	12,654	383,922
Teledyne Technologies, Inc.*	9,990	130,869
Tetra Tech, Inc.*	16,650	285,215
TETRA Technologies, Inc.*	4,662	138,228
The Scotts Company—Class A*	9,324	461,539
The Steak n Shake Co.*	8,658	132,035
Thor Industries, Inc.	8,658	353,420
Too, Inc.*	10,656	215,784
Toro Co.	7,992	317,682
Tractor Supply Co.*	5,328	254,412
Trimble Navigation, Ltd.*	9,990	229,071
TrustCo Bank Corp. NY	23,310	258,275
UCBH Holdings, Inc.	13,320	382,018
UGI Corp.	12,653	401,100
Ultratech Stepper, Inc.*	7,326	135,458
Unit Corp.*	13,320	278,521
United Bankshares, Inc.	13,320	381,618
United Natural Foods, Inc.*	5,994	168,671
Urban Outfitters, Inc.*	5,994	215,185
Varian Semiconductor Equipment Associates, Inc.*	10,656	317,122
Verity, Inc.*	11,322	143,336
W-H Energy Services, Inc.*	8,658	168,658
Wabash National Corp.*	7,992	112,128
Waste Connections, Inc.*	8,658	303,462
Watson Wyatt & Co. Holdings*	9,990	231,568
WD-40 Co.	5,328	152,114
Websense, Inc.*	6,660	104,296
Winnebago Industries, Inc.	5,994	227,173
Wintrust Financial Corp.	5,328	157,709
X-Rite, Inc.	5,994	59,401
Yellow Corp.*	9,324	215,851
Zebra Technologies Corp.*	9,990	751,148

TOTAL COMMON STOCKS		55,310,568

Federal Home Loan Bank (0.1%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$82,000	81,999

TOTAL FEDERAL HOME LOAN BANK		81,999

TOTAL INVESTMENTS (Cost $47,887,435)(a)—100.0%		55,392,567
Net other assets (liabilities)—0.0%		15,535

NET ASSETS—100.0%		$55,408,102

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini Russell 2000 Futures Contract expiring September 2003 (Underlying face amount at value $89,680)	2	$(1,608)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$7,815,486
Unrealized depreciation	(310,354)

Net unrealized appreciation/depreciation	$7,505,132

The ProFund VP Small-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.5%
Aerospace/Defense	1.7%
Agricultural Production—Crops	0.5%
Apparel	1.3%
Auto Manufactures	0.8%
Banks	8.2%
Beverages	0.3%
Biotechnology	0.9%
Building Materials	1.3%
Chemicals	1.0%
Commercial Services	3.7%
Computers	3.1%
Distribution/Wholesale	0.9%
Diversified Financial Services	0.6%
Electrical Components & Equipment	0.3%
Electrical Components—Miscellaneous	0.3%
Electronics	3.8%
Entertainment	0.6%
Environmental Control	1.1%
Food	1.6%
Gas	2.0%
Hand/Machine Tools	0.4%
Healthcare—Products	7.6%
Healthcare—Services	4.3%
Home Builders	3.1%
Home Furnishings	2.9%
Household Products/Wares	2.4%
Housewares	0.7%
Insurance	0.7%
Internet	0.7%
Leisure Time	1.7%
Machinery—Diversified	3.5%
Manufacturing	1.6%
Medical—Biomedical/Genetic	0.4%
Metal Fabricate/Hardware	0.8%
Oil & Gas	3.3%
Oil & Gas Services	2.4%
Pharmaceuticals	4.4%
Pipelines	0.2%
Real Estate Investment Trust	1.8%
Retail	9.5%
Savings & Loans	1.2%
Semiconductors	3.4%
Software	5.8%
Telecommunications	0.3%
Transportation	2.3%
Other	0.1%

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Small-Cap Growth

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $47,887,435)	$55,392,567
Cash	1,056
Segregated cash balances with brokers for futures contracts	5,730
Dividends and interest receivable	25,165
Receivable for capital shares issued	2,152,621
Prepaid expenses	802

Total Assets	57,577,941

Liabilities:
Payable for investments purchased	2,076,551
Variation margin on futures contracts	20
Advisory fees payable	25,750
Management services fees payable	5,150
Administration fees payable	1,866
Administrative services fees payable	19,570
Distribution fees payable	9,785
Other accrued expenses	31,147

Total Liabilities	2,169,839

Net Assets	$55,408,102

Net Assets consist of:
Capital	$53,022,587
Accumulated net investment income/(loss)	(238,900)
Accumulated net realized gains (losses) on investments and futures contracts	(4,879,109)
Net unrealized appreciation/depreciation on investments and futures contracts	7,503,524

Net Assets	$55,408,102

Shares of Beneficial Interest Outstanding	2,127,118

Net Asset Value (offering and redemption price per share)	$26.05

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$97,981
Interest	714

Total Investment Income	98,695

Expenses:
Advisory fees	128,079
Management services fees	25,616
Administration fees	10,698
Administrative services fees	85,472
Distribution fees	42,693
Custody fees	22,468
Fund accounting fees	15,387
Transfer agent fees	12,999
Other fees	14,872

Total Gross Expenses before reductions	358,284
Less Expenses reduced by the Advisor	(20,689)

Total Net Expenses	337,595

Net Investment Income/(Loss)	(238,900)

Realized and Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) on investments	1,379,915
Net realized gains (losses) on futures contracts	12,927
Change in net unrealized appreciation (depreciation) on investments and futures contracts	6,077,236

Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	7,470,078

Change in Net Assets Resulting from Operations	$7,231,178

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Small-Cap Growth

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(238,900)	$(130,701)
Net realized gains (losses) on investments and futures contracts	1,392,842	(6,271,951)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	6,077,236	1,426,288

Change in net assets resulting from operations	7,231,178	(4,976,364)

Capital Transactions:
Proceeds from shares issued	176,490,222	201,302,155
Cost of shares redeemed	(152,280,929)	(172,358,160)

Change in net assets resulting from capital transactions	24,209,293	28,943,995

Change in net assets	31,440,471	23,967,631
Net Assets:
Beginning of period	23,967,631	—

End of period	$55,408,102	$23,967,631

Share Transactions:
Issued	7,565,210	8,478,539
Redeemed	(6,464,997)	(7,451,634)

Change in shares	1,100,213	1,026,905

(a)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Small-Cap Growth

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$23.34		$30.00

Investment Activities:
Net investment income/(loss)	(0.17	)(b)	(0.21	)(b)
Net realized and unrealized gains (losses) on investments and futures contracts	2.88		(6.45)

Total income/(loss) from investment activities	2.71		(6.66)

Net Asset Value, End of Period	$26.05		$23.34

Total Return	11.61	%(c)	(22.20	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$55,408,102		$23,967,631
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	(1.40	)%(d)	(1.34	)%(d)
Ratio of gross expenses to average net assets	2.10	%(d)	2.20	%(d)
Portfolio turnover(e)	489%		1,260%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Asia 30 (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (94.9%)

	Shares	Value
AsiaInfo Holdings, Inc.*	27,412	$224,778
BHP Billiton, Ltd.—ADR	25,721	298,106
Chartered Semiconductor Manufacturing, Ltd.—ADR*	33,464	172,340
China Mobile (Hong Kong), Ltd.— ADR	58,829	692,418
chinadotcom Corp.—Class A*	26,255	220,542
CNOOC, Ltd.—ADR	9,345	277,547
Dr. Reddy’s Laboratories, Ltd.—ADR	7,298	170,116
Flextronics International, Ltd.*	20,114	208,984
Huaneng Power International, Inc.—ADR	6,230	290,318
Infosys Technologies, Ltd.—ADR	4,450	238,742
Kookmin Bank—ADR	8,010	242,303
Korea Electric Power (KEPCO) Corp.—ADR	27,679	246,620
KT Corp.—ADR	12,727	250,849
Nam Tai Electronics, Inc.	4,272	181,133
National Australia Bank, Ltd.—ADR	3,738	419,590
Netease.com, Inc.—ADR*	5,874	214,166
PetroChina Company, Ltd.—ADR	25,543	771,398
POSCO—ADR	9,968	261,062
PT Telekomunikasi Indonesia—ADR	18,779	210,325
Rediff.com India Ltd.—ADR*	28,213	150,940
Satyam Computer Services, Ltd.— ADR	17,355	172,335
SINA Corp.*	12,727	258,740
SK Telecom Co., Ltd.—ADR	16,821	317,244
Sohu.com, Inc.*	8,188	279,703
Taiwan Semiconductor Manufacturing Co., Ltd.—ADR*	57,583	580,436
Telecom Corporation of New Zealand, Ltd.—ADR	6,764	164,771
The News Corporation, Ltd.—ADR	14,240	431,045
Tommy Hilfiger Corp.*	16,287	150,492
United Microelectronics Corp.—ADR*	72,891	273,341
Wipro, Ltd.—ADR	8,455	194,888

TOTAL COMMON STOCKS		8,565,272

Federal Home Loan Bank (0.8%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$71,000	70,999

TOTAL FEDERAL HOME LOAN BANK		70,999

TOTAL INVESTMENTS (Cost $6,457,008)(a)—95.7%		8,636,271
Net other assets (liabilities)—4.3%		385,460

NET ASSETS—100.0%		$9,021,731

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $486,500)	2	$241

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$2,179,280
Unrealized depreciation	(17)

Net unrealized appreciation/depreciation	$2,179,263

ADR	American Depositary Receipt

The ProFund VP Asia 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Apparel	1.7%
Banks	7.3%
Electric	6.0%
Electronics	4.3%
Internet	15.0%
Iron/Steel	2.9%
Media	4.8%
Mining	3.3%
Oil & Gas	11.6%
Pharmaceuticals	1.9%
Semiconductors	11.4%
Software	6.7%
Telecommunications	18.0%
Other	5.1%

The ProFund VP Asia 30 invested, as a percentage of net assets, in the following countries, as of June 30, 2003:

Australia	12.7%
China	22.6%
Hong Kong	16.9%
India	10.3%
Indonesia	2.3%
New Zealand	1.8%
Singapore	4.2%
South Korea	14.6%
Taiwan	9.5%
United States	5.1%

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Asia 30

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $6,457,008)	$8,636,271
Segregated cash balances with brokers for futures contracts	391
Dividends and interest receivable	32,958
Receivable for capital shares issued	405,376
Variation margin on futures contracts	241
Prepaid expenses	189

Total Assets	9,075,426

Liabilities:
Cash overdraft	22,711
Advisory fees payable	9,685
Management services fees payable	1,937
Administration fees payable	650
Administrative services fees payable	6,804
Distribution fees payable	3,402
Other accrued expenses	8,506

Total Liabilities	53,695

Net Assets	$9,021,731

Net Assets consist of:
Capital	$8,544,750
Accumulated net investment income/(loss)	81,254
Accumulated net realized gains (losses) on investments	(1,783,777)
Net unrealized appreciation/depreciation on investments and futures contracts	2,179,504

Net Assets	$9,021,731

Shares of Beneficial Interest Outstanding	321,671

Net Asset Value (offering and redemption price per share)	$28.05

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$147,281
Interest	63

Total Investment Income	147,344

Expenses:
Advisory fees	31,769
Management services fees	6,354
Administration fees	2,348
Administrative services fees	21,203
Distribution fees	10,590
Custody fees	4,879
Fund accounting fees	3,894
Transfer agent fees	3,828
Other fees	3,656

Total Gross Expenses before reductions	88,521
Less Expenses reduced by the Advisor	(4,861)

Total Net Expenses	83,660

Net Investment Income/(Loss)	63,684

Realized and Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) on investments	715,215
Change in net unrealized appreciation (depreciation) on investments and futures contracts	1,947,906

Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	2,663,121

Change in Net Assets Resulting from Operations	$2,726,805

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Asia 30

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$63,684	$14,812
Net realized gains (losses) on investments and futures contracts	715,215	(2,498,992)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	1,947,906	231,598

Change in net assets resulting from operations	2,726,805	(2,252,582)

Capital Transactions:
Proceeds from shares issued	57,203,647	99,316,219
Cost of shares redeemed	(69,484,915)	(78,487,443)

Change in net assets resulting from capital transactions	(12,281,268)	20,828,776

Change in net assets	(9,554,463)	18,576,194
Net Assets:
Beginning of period	18,576,194	—

End of period	$9,021,731	$18,576,194

Share Transactions:
Issued	2,435,993	4,097,524
Redeemed	(2,904,553)	(3,307,293)

Change in shares	(468,560)	790,231

(a)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Asia 30

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$23.51		$30.00

Investment Activities:
Net investment income/(loss)	0.18	(b)	0.06	(b)
Net realized and unrealized gains (losses) on investments and futures contracts	4.36		(6.55)

Total income/(loss) from investment activities	4.54		(6.49)

Net Asset Value, End of Period	$28.05		$23.51

Total Return	19.31	%(c)	(21.63	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$9,021,731		$18,576,194
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	1.50	%(d)	0.35	%(d)
Ratio of gross expenses to average net assets	2.09	%(d)	2.03	%(d)
Portfolio turnover(e)	541%		1,321%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Europe 30 (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.6%)

	Shares	Value
Alcatel SA—ADR*	162,448	$1,453,910
Alcon, Inc.	32,032	1,463,862
ASM Lithography Holding NV*	136,136	1,301,460
AstraZeneca PLC—ADR	67,496	2,751,812
Aventis SA—ADR	40,040	2,190,188
BP Amoco PLC—ADR	116,688	4,903,231
Business Objects SA—ADR*	51,480	1,129,986
DaimlerChrysler AG	57,200	1,985,984
Diageo PLC—ADR	42,328	1,852,273
Elan Corp., PLC—ADR*	294,008	1,658,205
Ericsson (LM) Telephone Co.—ADR*	156,728	1,666,019
GlaxoSmithKline PLC—ADR	98,384	3,988,487
Gucci Group NV	13,728	1,345,344
HSBC Holdings PLC—ADR	48,048	2,840,118
Koninklijke (Royal) Philips Electronics NV—ADR	88,088	1,683,362
Nokia OYJ—ADR	176,176	2,894,572
Novartis AG—ADR	84,656	3,370,155
Royal Dutch Petroleum Co.—ADR	75,504	3,519,996
Ryanair Holdings PLC—ADR*	30,888	1,386,871
SAP AG—ADR	70,928	2,072,516
Shell Transport & Trading Co.—ADR	68,640	2,735,304
Shire Pharmaceuticals Group PLC—ADR*	53,768	1,059,230
Siemens AG—ADR	42,328	2,067,723
STMicroelectronics NV—ADR	75,504	1,569,728
Total Fina SA—ADR	49,192	3,728,754
UBS AG	50,336	2,788,614
Unilever NV—ADR	29,744	1,606,176
Vivendi Universal SA—ADR	90,376	1,666,533
Vodafone Group PLC—ADR	217,360	4,271,123
Willis Group Holdings, Ltd.	38,896	1,196,052

TOTAL COMMON STOCKS		68,147,588

Federal Home Loan Bank (0.6%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$439,000	438,994

TOTAL FEDERAL HOME LOAN BANK		438,994

TOTAL INVESTMENTS (Cost $64,540,626)(a)—100.2%		68,586,582
Net other assets (liabilities)—(0.2)%		(126,457)

NET ASSETS—100.0%		$68,460,125

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $486,500)	2	$(13,934)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$5,549,269
Unrealized depreciation	(1,503,313)

Net unrealized appreciation/depreciation	$4,045,956

ADR	American Depositary Receipt

The ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Airlines	2.0%
Apparel	2.0%
Auto Manufacturers	2.9%
Banks	8.2%
Beverages	2.7%
Electronics	2.5%
Food	2.3%
Healthcare	2.4%
Healthcare—Products	2.1%
Insurance	1.7%
Media	2.4%
Manufacturing	3.0%
Oil & Gas	21.8%
Pharmaceuticals	19.6%
Semiconductors	4.2%
Software	4.7%
Telecommunications	15.1%
Other	0.4%

The ProFund VP Europe 30 invested, as a percentage of net assets, in the following countries, as of June 30, 2003:

Finland	4.2%
France	14.8%
Germany	9.0%
Ireland	4.6%
Netherlands	13.8%
Sweden	2.4%
Switzerland	13.4%
United Kingdom	37.4%
United States	0.4%

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Europe 30

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $64,540,626)	$68,586,582
Cash	538
Segregated cash balances with brokers for futures contracts	35,625
Dividends and interest receivable	59,709
Receivable for capital shares issued	76,671
Prepaid expenses	844

Total Assets	68,759,969

Liabilities:
Payable for capital shares redeemed	169,844
Variation margin on futures contracts	600
Advisory fees payable	38,425
Management services fees payable	7,685
Administration fees payable	2,439
Administrative services fees payable	28,520
Distribution fees payable	18,048
Other accrued expenses	34,283

Total Liabilities	299,844

Net Assets	$68,460,125

Net Assets consist of:
Capital	$121,805,708
Accumulated net investment income/(loss)	604,419
Accumulated net realized gains (losses) on investments and futures contracts	(57,982,024)
Net unrealized appreciation/depreciation on investments and futures contracts	4,032,022

Net Assets	$68,460,125

Shares of Beneficial Interest Outstanding	3,461,453

Net Asset Value (offering and redemption price per share)	$19.78

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$916,205
Interest	24,298

Total Investment Income	940,503

Expenses:
Advisory fees	177,054
Management services fees	35,411
Administration fees	14,214
Administrative services fees	101,858
Distribution fees	59,018
Custody fees	14,981
Fund accounting fees	21,038
Transfer agent fees	18,471
Other fees	25,059

Total Gross Expenses before reductions	467,104
Less Expenses reduced by the Advisor	(898)

Total Net Expenses	466,206

Net Investment Income/(Loss)	474,297

Realized and Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) on investments	390,823
Net realized gains (losses) on futures contracts	671,812
Change in net unrealized appreciation (depreciation) on investments and futures contracts	1,499,188

Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	2,561,823

Change in Net Assets Resulting from Operations	$3,036,120

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Europe 30

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the year ended December 31, 2002

	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$474,297	$130,122
Net realized gains (losses) on investments and futures contracts	1,062,635	(11,575,321)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	1,499,188	(1,797,172)

Change in net assets resulting from operations	3,036,120	(13,242,371)

Capital Transactions:
Proceeds from shares issued	195,177,179	524,228,975
Cost of shares redeemed	(162,872,177)	(530,120,763)

Change in net assets resulting from capital transactions	32,305,002	(5,891,788)

Change in net assets	35,341,122	(19,134,159)
Net Assets:
Beginning of period	33,119,003	52,253,162

End of period	$68,460,125	$33,119,003

Share Transactions:
Issued	10,551,106	25,708,782
Redeemed	(8,928,616)	(26,023,929)

Change in shares	1,622,490	(315,147)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Europe 30

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002	For the year ended December 31, 2001		For the year ended December 31, 2000	For the period October 18, 1999(a) through December 31, 1999
Net Asset Value, Beginning of Period	$18.01		$24.26	$31.98		$36.82	$30.00

Investment Activities:
Net investment income/(loss)	0.19	(b)	0.07 (b)	(0.04	)(b)	0.09 (b)	(0.04)
Net realized and unrealized gains (losses) on investments and futures contracts	1.58		(6.32)	(7.68)		(4.79)	6.86

Total income/(loss) from investment activities	1.77		(6.25)	(7.72)		(4.70)	6.82

Distributions to Shareholders From:
Net realized gains on investments and futures contracts	—		—	—		(0.14)	—

Net Asset Value, End of Period	$19.78		$18.01	$24.26		$31.98	$36.82

Total Return	9.83	%(c)	(25.76)%	(24.14)%		(12.75)%	22.73	%(c)
Ratios/Supplemental Data:
Net assets, end of period	$68,460,125		$33,119,003	$52,253,162		$25,003,610	$3,262,131
Ratio of net expenses to average net assets	1.97	%(d)	1.98%	1.89%		1.65%	1.78	%(d)
Ratio of net investment income/(loss) to average net assets	2.01	%(d)	0.33%	(0.14)%		0.26%	(1.00	)%(d)
Ratio of gross expenses to average net assets	1.98	%(d)	2.03%	1.89%		1.65%	2.39	%(d)
Portfolio turnover(e)	354%		1,280%	1,002%		1,434%	100%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Japan (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (16.3%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$1,686,000	$1,685,977

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		1,685,977

Federal Home Loan Bank (16.3%)
Federal Home Loan Bank, 0.51%, 07/01/03	1,686,000	1,685,977

TOTAL FEDERAL HOME LOAN BANK		1,685,977

Federal National Mortgage Association (16.3%)
Federal National Mortgage Association, 0.51%, 07/01/03	1,686,000	1,685,966

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		1,685,966

Repurchase Agreements (32.4%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $1,683,037 (Collateralized by a Federal Home Loan Bank Security)	1,683,000	1,683,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with maturity value of $1,686,026 (Collateralized by U.S. Treasury Notes)	1,686,000	1,686,000

TOTAL REPURCHASE AGREEMENTS		3,369,000

Options Purchased (19.8%)

	Contracts	Value
Nikkei 225 Futures Option expiring July 2003 @ $4,000	81	$2,053,350

TOTAL OPTIONS PURCHASED		2,053,350

TOTAL INVESTMENTS (Cost $10,371,365)(a)—101.1%		10,480,280
Net other assets (liabilities)—(1.1)%		(115,463)

NET ASSETS—100.0%		$10,364,817

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
Nikkei 225 Futures Contract expiring September 2003 (Underlying face amount at value $6,711,800)	148	$57,609

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$108,985
Unrealized depreciation	(70)

Net unrealized appreciation/depreciation	$108,915

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Japan

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $7,002,365)	$7,111,280
Repurchase agreements, at cost	3,369,000

Total Investments	10,480,280
Segregated cash balances with brokers for futures contracts	34,038
Interest receivable	63
Variation margin on futures contracts	15,403
Prepaid expenses	144

Total Assets	10,529,928

Liabilities:
Cash overdraft	33,084
Payable for capital shares redeemed	110,116
Advisory fees payable	6,627
Management services fees payable	1,325
Administration fees payable	444
Administrative services fees payable	4,654
Distribution fees payable	2,327
Other accrued expenses	6,534

Total Liabilities	165,111

Net Assets	$10,364,817

Net Assets consist of:
Capital	$13,625,223
Accumulated net investment income/(loss)	(41,921)
Accumulated net realized gains (losses) on investments and futures contracts	(3,385,009)
Net unrealized appreciation/depreciation on investments and futures contracts	166,524

Net Assets	$10,364,817

Shares of Beneficial Interest Outstanding	442,972

Net Asset Value (offering and redemption price per share)	$23.40

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$31,601

Expenses:
Advisory fees	28,029
Management services fees	5,606
Administration fees	2,289
Administrative services fees	18,687
Distribution fees	9,343
Custody fees	4,238
Fund accounting fees	3,494
Transfer agent fees	3,381
Other fees	2,989

Total Gross Expenses before reductions	78,056
Less Expenses reduced by the Advisor	(4,534)

Total Net Expenses	73,522

Net Investment Income/(Loss)	(41,921)

Realized and Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) on investments	(9,178,932)
Net realized gains (losses) on futures contracts	8,618,497
Change in net unrealized appreciation (depreciation) on investments and futures contracts	(103,541)

Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(663,976)

Change in Net Assets Resulting from Operations	$(705,897)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Japan

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(41,921)	$(26,018)
Net realized gains (losses) on investments and futures contracts	(560,435)	(2,824,574)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	(103,541)	270,065

Change in net assets resulting from operations	(705,897)	(2,580,527)

Capital Transactions:
Proceeds from shares issued	75,998,011	58,296,745
Cost of shares redeemed	(67,999,658)	(52,643,857)

Change in net assets resulting from capital transactions	7,998,353	5,652,888

Change in net assets	7,292,456	3,072,361
Net Assets:
Beginning of period	3,072,361	—

End of period	$10,364,817	$3,072,361

Share Transactions:
Issued	3,440,114	2,326,315
Redeemed	(3,137,067)	(2,186,390)

Change in shares	303,047	139,925

(a)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Japan

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$21.96		$30.00

Investment Activities:
Net investment income/(loss)	(0.12	)(b)	(0.14	)(b)
Net realized and unrealized gains (losses) on investments and futures contracts	1.56	(c)	(7.90)

Total income/(loss) from investment activities	1.44		(8.04)

Net Asset Value, End of Period	$23.40		$21.96

Total Return	6.56	%(d)	(26.80	)%(d)
Ratios/Supplemental Data:
Net assets, end of period	$10,364,817		$3,072,361
Ratio of net expenses to average net assets	1.97	%(e)	1.98	%(e)
Ratio of net investment income/(loss) to average net assets	(1.12	)%(e)	(0.85	)%(e)
Ratio of gross expenses to average net assets	2.09	%(e)	2.06	%(e)
Portfolio turnover(f)	—		—

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (81.2%)

	Shares	Value
3M Co.	1,386	$178,766
Abbott Laboratories	5,508	241,030
ACE, Ltd.	936	32,095
ADC Telecommunications, Inc.*	2,826	6,579
Adobe Systems, Inc.	810	25,977
Advanced Micro Devices, Inc.*	1,224	7,846
AES Corp.*	2,160	13,716
Aetna, Inc.	540	32,508
AFLAC, Inc.	1,818	55,904
Agilent Technologies, Inc.*	1,656	32,374
Air Products & Chemicals, Inc.	810	33,696
Alberto-Culver Co.—Class B	216	11,038
Albertson’s, Inc.	1,296	24,883
Alcoa, Inc.	2,988	76,194
Allegheny Energy, Inc.	450	3,803
Allegheny Technologies, Inc.	288	1,901
Allergan, Inc.	468	36,083
Allied Waste Industries, Inc.*	738	7,417
Allstate Corp.	2,484	88,555
Alltel Corp.	1,098	52,946
Altera Corp.*	1,350	22,140
Altria Group, Inc.	7,146	324,714
Ambac Financial Group, Inc.	378	25,043
Amerada Hess Corp.	324	15,934
Ameren Corp.	576	25,402
American Electric Power, Inc.	1,386	41,344
American Express Co.	4,572	191,155
American Greetings Corp.—Class A*	234	4,596
American International Group, Inc.	9,216	508,538
American Power Conversion Corp.*	702	10,944
American Standard Cos.*	252	18,630
AmerisourceBergen Corp.	396	27,463
Amgen, Inc.*	4,446	295,391
AmSouth Bancorp	1,242	27,125
Anadarko Petroleum Corp.	882	39,223
Analog Devices, Inc.*	1,296	45,127
Andrew Corp.*	342	3,146
Anheuser-Busch Cos., Inc.	2,952	150,700
Anthem, Inc.*	486	37,495
AOL-Time Warner, Inc.*	15,876	255,445
AON Corp.	1,098	26,440
Apache Corp.	576	37,475
Apartment Investment & Management Co.—Class A	324	11,210
Apollo Group, Inc.—Class A*	612	37,797
Apple Computer, Inc.*	1,296	24,780
Applera Corp.—Applied Biosystems Group	738	14,044
Applied Materials, Inc.*	5,850	92,781
Applied Micro Circuits Corp.*	1,080	6,534
Archer-Daniels-Midland Co.	2,268	29,189
Ashland, Inc.	234	7,179
AT&T Corp.	2,772	53,361
AT&T Wireless Services, Inc.*	9,576	78,619
Autodesk, Inc.	396	6,399
Automatic Data Processing, Inc.	2,106	71,309
AutoNation, Inc.*	990	15,563
AutoZone, Inc.*	324	24,614
Avaya, Inc.*	1,350	8,721
Avery Dennison Corp.	396	19,879
Avon Products, Inc.	828	51,502

Common Stocks, continued

	Shares	Value
Baker Hughes, Inc.	1,188	$39,881
Ball Corp.	198	9,011
Bank of America Corp.	5,292	418,226
Bank of New York Co., Inc.	2,718	78,143
Bank One Corp.	4,032	149,910
Bard (C.R.), Inc.	180	12,836
Bausch & Lomb, Inc.	180	6,750
Baxter International, Inc.	2,106	54,756
BB&T Corp.	1,656	56,801
Bear Stearns Cos., Inc.	342	24,768
Becton, Dickinson & Co.	900	34,965
Bed Bath & Beyond, Inc.*	1,044	40,518
BellSouth Corp.	6,516	173,521
Bemis Co., Inc.	180	8,424
Best Buy Co., Inc.*	1,134	49,805
Big Lots, Inc.*	414	6,227
Biogen, Inc.*	522	19,836
Biomet, Inc.	918	26,310
BJ Services Co.*	558	20,847
Black & Decker Corp.	270	11,731
Block H & R, Inc.	630	27,248
BMC Software, Inc.*	828	13,521
Boeing Co.	2,970	101,930
Boise Cascade Corp.	198	4,732
Boston Scientific Corp.*	1,440	87,984
Bristol-Myers Squibb Co.	6,840	185,706
Broadcom Corp.—Class A*	990	24,661
Brown-Forman Corp.	216	16,982
Brunswick Corp.	324	8,106
Burlington Northern Santa Fe Corp.	1,314	37,370
Burlington Resources, Inc.	702	37,957
Calpine Corp.*	1,350	8,910
Campbell Soup Co.	1,458	35,721
Capital One Financial Corp.	792	38,951
Cardinal Health, Inc.	1,584	101,851
Carnival Corp.	2,214	71,978
Caterpillar, Inc.	1,224	68,128
Cendant Corp.*	3,600	65,952
CenterPoint Energy, Inc.	1,080	8,802
Centex Corp.	216	16,802
CenturyTel, Inc.	504	17,564
Charter One Financial, Inc.	792	24,695
ChevronTexaco Corp.	3,780	272,916
Chiron Corp.*	666	29,118
Chubb Corp.	612	36,720
CIENA Corp.*	1,656	8,595
CIGNA Corp.	504	23,658
Cincinnati Financial Corp.	576	21,364
Cinergy Corp.	630	23,178
Cintas Corp.	594	21,051
Circuit City Stores, Inc.	738	6,494
Cisco Systems, Inc.*	24,786	413,678
Citigroup, Inc.	18,180	778,103
Citizens Communications Co.*	1,008	12,993
Citrix Systems, Inc.*	576	11,727
Clear Channel Communications, Inc.*	2,160	91,562
Clorox Co.	774	33,012
CMS Energy Corp.	504	4,082
Coca-Cola Co.	8,694	403,489
Coca-Cola Enterprises, Inc.	1,602	29,076

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Colgate-Palmolive Co.	1,908	$110,569
Comcast Corp.—Special Class A*	7,938	239,569
Comerica, Inc.	612	28,458
Computer Associates International, Inc.	2,034	45,318
Computer Sciences Corp.*	666	25,388
Compuware Corp.*	1,332	7,686
Comverse Technology, Inc.*	666	10,010
ConAgra Foods, Inc.	1,890	44,604
Concord EFS, Inc.*	1,710	25,171
ConocoPhillips	2,394	131,191
Consolidated Edison, Inc.	792	34,278
Constellation Energy Group, Inc.	576	19,757
Convergys Corp.*	522	8,352
Cooper Industries, Ltd.—Class A	324	13,381
Cooper Tire & Rubber Co.	252	4,433
Coors (Adolph) Co.—Class B	126	6,171
Corning, Inc.*	4,464	32,989
Costco Wholesale Corp.*	1,602	58,633
Countrywide Credit Industries, Inc.	468	32,559
Crane Co.	216	4,888
CSX Corp.	756	22,748
Cummins, Inc.	144	5,168
CVS Corp.	1,386	38,850
Dana Corp.	522	6,034
Danaher Corp.	540	36,747
Darden Restaurants, Inc.	594	11,274
Deere & Co.	846	38,663
Dell Computer Corp.*	9,072	289,941
Delphi Automotive Systems Corp.	1,980	17,087
Delta Air Lines, Inc.	432	6,342
Deluxe Corp.	198	8,870
Devon Energy Corp.	810	43,254
Dillard’s, Inc.—Class A	306	4,122
Dollar General Corp.	1,170	21,364
Dominion Resources, Inc.	1,098	70,568
Donnelley (R.R.) & Sons Co.	396	10,351
Dover Corp.	720	21,571
Dow Chemical Co.	3,240	100,310
Dow Jones & Co., Inc.	288	12,393
DTE Energy Co.	594	22,952
Du Pont (E.I.) de Nemours	3,510	146,156
Duke Energy Corp.	3,186	63,561
Dynegy, Inc.—Class A	1,314	5,519
Eastman Chemical Co.	270	8,551
Eastman Kodak Co.	1,008	27,569
Eaton Corp.	270	21,225
eBay, Inc.*	1,116	116,265
Ecolab, Inc.	936	23,962
Edison International*	1,152	18,927
El Paso Corp.	2,124	17,162
Electronic Arts, Inc.*	522	38,623
Electronic Data Systems Corp.	1,692	36,293
Eli Lilly & Co.	3,960	273,121
EMC Corp.*	7,722	80,849
Emerson Electric Co.	1,494	76,344
Engelhard Corp.	450	11,147
Entergy Corp.	792	41,802
EOG Resources, Inc.	396	16,569
Equifax, Inc.	504	13,104
Equity Office Properties Trust	1,422	38,409

Common Stocks, continued

	Shares	Value
Equity Residential Properties Trust	954	$24,756
Exelon Corp.	1,152	68,901
Exxon Mobil Corp.	23,580	846,757
Family Dollar Stores, Inc.	612	23,348
Fannie Mae	3,456	233,073
Federated Department Stores, Inc.	666	24,542
Federated Investors, Inc.—Class B	378	10,365
FedEx Corp.	1,062	65,876
Fifth Third Bancorp	2,034	116,630
First Data Corp.	2,646	109,650
First Tennessee National Corp.	450	19,760
FirstEnergy Corp.	1,044	40,142
Fiserv, Inc.*	684	24,357
Fleet Boston Financial Corp.	3,708	110,165
Fluor Corp.	288	9,689
Ford Motor Co.	6,462	71,017
Forest Laboratories, Inc.*	1,278	69,971
Fortune Brands, Inc.	522	27,248
FPL Group, Inc.	648	43,319
Franklin Resources, Inc.	900	35,163
Freddie Mac	2,430	123,371
Freeport-McMoRan Copper & Gold, Inc.— Class B	522	12,789
Gannett Co., Inc.	954	73,277
Gap, Inc.	3,150	59,094
Gateway, Inc.*	1,152	4,205
General Dynamics Corp.	702	50,895
General Electric Co.	35,298	1,012,347
General Mills, Inc.	1,314	62,297
General Motors Corp.	1,980	71,281
Genuine Parts Co.	612	19,590
Genzyme Corp.—General Division*	756	31,601
Georgia Pacific Corp.	882	16,714
Gillette Co.	3,600	114,696
Golden West Financial Corp.	540	43,205
Goodrich Corp.	414	8,694
Goodyear Tire & Rubber Co.	612	3,213
Grainger (W.W.), Inc.	324	15,150
Great Lakes Chemical Corp.	180	3,672
Guidant Corp.	1,098	48,740
Halliburton Co.	1,548	35,604
Harley-Davidson, Inc.	1,062	42,331
Harrah’s Entertainment, Inc.*	396	15,935
Hartford Financial Services Group, Inc.	990	49,856
Hasbro, Inc.	612	10,704
HCA, Inc.	1,800	57,672
Health Management Associates, Inc.— Class A	846	15,609
Heinz (H.J.) Co.	1,242	40,961
Hercules, Inc.*	396	3,920
Hershey Foods Corp.	468	32,601
Hewlett-Packard Co.	10,782	229,657
Hilton Hotels Corp.	1,332	17,036
Home Depot, Inc.	8,118	268,868
Honeywell International, Inc.	3,024	81,194
Humana, Inc.*	576	8,698
Huntington Bancshares, Inc.	810	15,811
Illinois Tool Works, Inc.	1,080	71,118
IMS Health, Inc.	864	15,543
Ingersoll-Rand Co.—Class A	594	28,108

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Intel Corp.	23,076	$479,611
International Business Machines Corp.	6,102	503,414
International Flavors & Fragrances, Inc.	324	10,345
International Game Technology*	306	31,313
International Paper Co.	1,692	60,455
Interpublic Group of Cos., Inc.	1,368	18,304
Intuit, Inc.*	720	32,062
ITT Industries, Inc.	324	21,209
J.P. Morgan Chase & Co.	7,182	245,481
Jabil Circuit, Inc.*	702	15,514
Janus Capital Group, Inc.	846	13,874
JDS Uniphase Corp.*	5,058	17,754
Jefferson-Pilot Corp.	504	20,896
John Hancock Financial Services, Inc.	1,026	31,529
Johnson & Johnson	10,476	541,609
Johnson Controls, Inc.	306	26,194
Jones Apparel Group, Inc.*	450	13,167
KB Home	162	10,041
Kellogg Co.	1,440	49,493
Kerr-McGee Corp.	360	16,128
KeyCorp	1,494	37,753
KeySpan Corp.	558	19,781
Kimberly-Clark Corp.	1,800	93,852
Kinder Morgan, Inc.	432	23,609
King Pharmaceuticals, Inc.*	846	12,487
KLA-Tencor Corp.*	666	30,962
Knight Ridder, Inc.	288	19,852
Kohls Corp.*	1,188	61,039
Kroger Co.*	2,664	44,436
Leggett & Platt, Inc.	684	14,022
Lexmark International Group, Inc.*	450	31,847
Limited, Inc.	1,836	28,458
Lincoln National Corp.	630	22,447
Linear Technology Corp.	1,098	35,367
Liz Claiborne, Inc.	378	13,325
Lockheed Martin Corp.	1,584	75,351
Loews Corp.	648	30,644
Louisiana-Pacific Corp.*	378	4,098
Lowe’s Cos., Inc.	2,754	118,284
LSI Logic Corp.*	1,332	9,431
Lucent Technologies, Inc.*	14,616	29,670
Manor Care, Inc.*	324	8,103
Marathon Oil Corp.	1,098	28,932
Marriott International, Inc.—Class A	810	31,121
Marsh & McLennan Cos., Inc.	1,890	96,522
Marshall & Ilsley Corp.	792	24,219
Masco Corp.	1,692	40,355
Mattel, Inc.	1,548	29,288
Maxim Integrated Products, Inc.	1,152	39,387
May Department Stores Co.	1,026	22,839
Maytag Corp.	270	6,593
MBIA, Inc.	504	24,570
MBNA Corp.	4,518	94,155
McCormick & Co., Inc.	486	13,219
McDermott International, Inc.*	234	1,481
McDonald’s Corp.	4,500	99,270
McGraw-Hill Cos., Inc.	666	41,292
McKesson Corp.	1,026	36,669
MeadWestvaco Corp.	702	17,339
MedImmune, Inc.*	882	32,078

Common Stocks, continued

	Shares	Value
Medtronic, Inc.	4,302	$206,367
Mellon Financial Corp.	1,530	42,458
Merck & Co., Inc.	7,920	479,556
Mercury Interactive Corp.*	306	11,815
Meredith Corp.	180	7,920
Merrill Lynch & Co., Inc.	5,104	238,255
MetLife, Inc.	2,682	75,954
MGIC Investment Corp.	342	15,951
Micron Technology, Inc.*	2,142	24,911
Microsoft Corp.	37,908	970,824
Millipore Corp.*	180	7,987
Mirant Corp.*	1,422	4,124
Molex, Inc.	666	17,975
Monsanto Co.	918	19,866
Monster Worldwide, Inc.*	396	7,813
Moody’s Corp.	522	27,515
Morgan Stanley Dean Witter & Co.	3,834	163,904
Motorola, Inc.	8,172	77,062
Nabors Industries, Ltd.*	522	20,645
National City Corp.	2,160	70,654
National Semiconductor Corp.*	648	12,779
Navistar International Corp.*	234	7,635
NCR Corp.*	342	8,762
Network Appliance, Inc.*	1,206	19,549
New York Times Co.—Class A	540	24,570
Newell Rubbermaid, Inc.	972	27,216
Newmont Mining Corp.	1,422	46,158
Nextel Communications, Inc.—Class A*	3,636	65,739
NICOR, Inc.	162	6,012
Nike, Inc.—Class B	936	50,066
NiSource, Inc.	936	17,784
Noble Corp.*	468	16,052
Nordstrom, Inc.	486	9,487
Norfolk Southern Corp.	1,368	26,266
North Fork Bancorp, Inc.	558	19,005
Northern Trust Corp.	774	32,345
Northrop Grumman Corp.	648	55,916
Novell, Inc.*	1,296	3,992
Novellus Systems, Inc.*	522	19,116
Nucor Corp.	270	13,190
NVIDIA Corp.*	558	12,840
Occidental Petroleum Corp.	1,332	44,689
Office Depot, Inc.*	1,098	15,932
Omnicom Group	666	47,752
Oracle Corp.*	18,522	222,634
PACCAR, Inc.	414	27,970
Pactiv Corp.*	558	10,998
Pall Corp.	432	9,720
Parametric Technology Corp.*	936	2,855
Parker Hannifin Corp.	414	17,384
Paychex, Inc.	1,332	39,041
Penney (J.C.) Co.	954	16,075
Peoples Energy Corp.	126	5,404
PeopleSoft, Inc.*	1,116	19,630
PepsiCo, Inc.	6,066	269,937
PerkinElmer, Inc.	450	6,215
Pfizer, Inc.	27,882	952,171
PG&E Corp.*	1,440	30,456
Phelps Dodge Corp.*	306	11,732
Pinnacle West Capital Corp.	324	12,134

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Pitney Bowes, Inc.	828	$31,803
Plum Creek Timber Co., Inc.	648	16,816
PMC-Sierra, Inc.*	594	6,968
PNC Financial Services Group	990	48,322
Power-One, Inc.*	288	2,059
PPG Industries, Inc.	594	30,140
PPL Corp.	594	25,542
Praxair, Inc.	576	34,618
Principal Financial Group, Inc.	1,152	37,152
Procter & Gamble Co.	4,572	407,730
Progress Energy, Inc.	846	37,139
Progressive Corp.	774	56,579
Providian Financial Corp.*	1,026	9,501
Prudential Financial, Inc.	1,944	65,416
Public Service Enterprise Group, Inc.	792	33,462
Pulte Homes, Inc.	216	13,319
QLogic Corp.*	324	15,659
Qualcomm, Inc.	2,790	99,743
Quest Diagnostics, Inc.*	378	24,116
Quintiles Transnational Corp.*	414	5,875
Qwest Communications International, Inc.*	5,994	28,651
R.J. Reynolds Tobacco Holdings	306	11,386
RadioShack Corp.	594	15,628
Raytheon Co.	1,458	47,881
Reebok International, Ltd.*	216	7,264
Regions Financial Corp.	792	26,754
Robert Half International, Inc.*	594	11,250
Rockwell Collins, Inc.	630	15,517
Rockwell International Corp.	648	15,448
Rohm & Haas Co.	792	24,576
Rowan Cos., Inc.*	324	7,258
Ryder System, Inc.	216	5,534
Sabre Holdings Corp.	504	12,424
SAFECO Corp.	486	17,146
Safeway, Inc.*	1,566	32,040
Sanmina-SCI Corp.*	1,800	11,358
Sara Lee Corp.	2,736	51,464
SBC Communications, Inc.	11,736	299,855
Schering-Plough Corp.	5,184	96,422
Schlumberger, Ltd.	2,052	97,614
Schwab (Charles) Corp.	4,770	48,129
Scientific-Atlanta, Inc.	522	12,444
Sealed Air Corp.*	306	14,584
Sears, Roebuck & Co.	1,080	36,331
Sempra Energy	738	21,055
Sherwin-Williams Co.	522	14,031
Siebel Systems, Inc.*	1,728	16,485
Sigma-Aldrich Corp.	252	13,653
Simon Property Group, Inc.	666	25,994
SLM Corp.	1,620	63,455
Snap-on, Inc.	198	5,748
Solectron Corp.*	2,934	10,973
Southern Co.	2,556	79,644
SouthTrust Corp.	1,206	32,803
Southwest Airlines Co.	2,754	47,369
Sprint Corp. (FON Group)	3,168	45,619
Sprint Corp. (PCS Group)*	3,618	20,804
St. Jude Medical, Inc.*	630	36,225
St. Paul Companies, Inc.	810	29,573
Stanley Works	306	8,446

Common Stocks, continued

	Shares	Value
Staples, Inc.*	1,728	$31,709
Starbucks Corp.*	1,386	33,985
Starwood Hotels & Resorts Worldwide, Inc.	702	20,070
State Street Corp.	1,170	46,098
Stryker Corp.	702	48,698
Sun Microsystems, Inc.*	11,412	52,495
SunGard Data Systems, Inc.*	1,008	26,117
Sunoco, Inc.	270	10,190
SunTrust Banks, Inc.	990	58,747
SuperValu, Inc.	468	9,978
Symantec Corp.*	522	22,895
Symbol Technologies, Inc.	810	10,538
Synovus Financial Corp.	1,080	23,220
Sysco Corp.	2,286	68,672
T. Rowe Price Group, Inc.	432	16,308
Target Corp.	3,222	121,920
TECO Energy, Inc.	630	7,554
Tektronix, Inc.*	306	6,610
Tellabs, Inc.*	1,458	9,579
Temple-Inland, Inc.	198	8,496
Tenet Healthcare Corp.*	1,656	19,292
Teradyne, Inc.*	648	11,217
Texas Instruments, Inc.	6,102	107,394
Textron, Inc.	486	18,964
The Pepsi Bottling Group, Inc.	972	19,459
Thermo Electron Corp.*	576	12,108
Thomas & Betts Corp.*	198	2,861
Tiffany & Co.	504	16,471
TJX Cos., Inc.	1,800	33,912
Torchmark Corp.	414	15,422
Toys R Us, Inc.*	756	9,163
Transocean Sedco Forex, Inc.	1,134	24,914
Travelers Property Casualty Corp.—Class B	3,546	55,920
Tribune Co.	1,098	53,033
Tupperware Corp.	198	2,843
TXU Corp.	1,134	25,458
Tyco International, Ltd.	7,056	133,923
U.S. Bancorp	6,786	166,257
Union Pacific Corp.	900	52,218
Union Planters Corp.	702	21,783
Unisys Corp.*	1,152	14,147
United Parcel Service, Inc.—Class B	3,978	253,398
United States Steel Corp.	360	5,893
United Technologies Corp.	1,656	117,294
UnitedHealth Group, Inc.	4,176	209,844
Univision Communications, Inc.—Class A*	810	24,624
Unocal Corp.	918	26,337
UnumProvident Corp.	1,008	13,517
UST, Inc.	594	20,808
Veritas Software Corp.*	1,458	41,801
Verizon Communications, Inc.	9,720	383,454
VF Corp.	378	12,841
Viacom, Inc.—Class B*	6,192	270,342
Visteon Corp.	468	3,215
Vulcan Materials Co.	360	13,345
Wachovia Corp.	4,752	189,889
Wal-Mart Stores, Inc.	15,462	829,845
Walgreen Co.	3,618	108,902
Walt Disney Co.	7,218	142,556
Washington Mutual, Inc.	3,294	136,043

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Waste Management, Inc.	2,088	$50,300
Waters Corp.*	432	12,584
Watson Pharmaceuticals, Inc.*	378	15,260
Wellpoint Health Networks, Inc.*	522	44,005
Wells Fargo & Co.	5,922	298,468
Wendy’s International, Inc.	396	11,472
Weyerhaeuser Co.	774	41,796
Whirlpool Corp.	234	14,906
Williams Cos., Inc.	1,836	14,504
Winn-Dixie Stores, Inc.	504	6,204
Worthington Industries, Inc.	306	4,100
Wrigley (WM.) JR Co.	792	44,534
Wyeth	4,698	213,994
Xcel Energy, Inc.	1,404	21,116
Xerox Corp.*	2,610	27,640
Xilinx, Inc.*	1,188	30,068
XL Capital, Ltd.—Class A	486	40,338
Yahoo!, Inc.*	2,124	69,582
YUM! Brands, Inc.*	1,026	30,329
Zimmer Holdings, Inc.*	702	31,625
Zions Bancorp	324	16,398

TOTAL COMMON STOCKS		31,723,760

Federal Home Loan Bank (9.0%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$3,509,000	3,508,951

TOTAL FEDERAL HOME LOAN BANK		3,508,951

Options Purchased (9.1%)

	Contracts
S&P 500 Futures Option expiring September 2003 @ $500	30	3,547,500

TOTAL OPTIONS PURCHASED		3,547,500

TOTAL INVESTMENTS (Cost $35,611,004)(a)—99.3%		38,780,211
Net other assets (liabilities)—0.7%		281,971

NET ASSETS—100.0%		$39,062,182

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $30,163,000)	124	$9,293,292
E-Mini S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $291,900)	6	(5,649)
Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
S&P 500 Index Swap Agreements expiring 07/28/03-12/26/03 (Underlying notional amount at value $8,961,321)	9,196	$(15,817)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$3,557,740
Unrealized depreciation	(388,533)

Net unrealized appreciation/depreciation	$3,169,207

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

The ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.2%
Aerospace/Defense	1.2%
Agriculture	1.0%
Airlines	0.1%
Apparel	0.2%
Auto Manufacturers	0.5%
Auto Parts & Equipment	0.2%
Banks	5.6%
Beverages	2.3%
Biotechnology	1.0%
Building Materials	0.2%
Chemicals	1.2%
Commercial Services	0.8%
Computers	3.6%
Cosmetics/Personal Care	2.0%
Distribution/Wholesale	0.1%
Diversified Financial Services	5.9%
Electric	2.2%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	0.0%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.5%
Forest Products & Paper	0.4%
Gas	0.1%
Hand/Machine Tools	0.1%
Healthcare—Products	2.9%
Healthcare—Services	1.2%
Home Builders	0.1%
Home Furnishings	0.1%
Household Products/Wares	0.2%
Housewares	0.1%
Insurance	3.9%
Internet	0.6%
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.2%
Machinery—Diversified	0.2%
Machinery—Construction & Mining	0.2%
Manufacturing	4.2%
Media	3.2%
Metal Fabricate/Hardware	0.0%
Mining	0.4%
Office/Business Equipment	0.2%
Oil & Gas	4.2%
Oil & Gas Services	0.5%
Packaging & Containers	0.1%
Pharmaceuticals	6.9%
Pipelines	0.2%
Real Estate Investment Trust	0.3%
Retail	5.9%
Savings & Loans	0.5%
Semiconductors	2.6%
Software	4.2%
Telecommunications	5.0%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.2%
Trucking & Leasing	0.0%
Other	18.8%

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP UltraBull

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $35,611,004)	$38,780,211
Cash	28,387
Segregated cash balances with brokers for futures contracts	95
Dividends and interest receivable	33,641
Receivable for capital shares issued	2,280,911
Prepaid expenses	1,441

Total Assets	41,124,686

Liabilities:
Payable for capital shares redeemed	1,936,895
Unrealized depreciation on swap agreements	15,817
Variation margin on futures contracts	36,719
Advisory fees payable	17,657
Management services fees payable	3,531
Administration fees payable	1,697
Administrative services fees payable	16,724
Distribution fees payable	9,462
Other accrued expenses	24,002

Total Liabilities	2,062,504

Net Assets	$39,062,182

Net Assets consist of:
Capital	$78,839,679
Accumulated net investment income/(loss)	(76,306)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(52,142,224)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	12,441,033

Net Assets	$39,062,182

Shares of Beneficial Interest Outstanding	2,270,066

Net Asset Value (offering and redemption price per share)	$17.21

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$251,683
Interest	32,192

Total Investment Income	283,875

Expenses:
Advisory fees	146,776
Management services fees	29,355
Administration fees	9,012
Administrative services fees	91,685
Distribution fees	48,761
Custody fees	27,854
Fund accounting fees	15,926
Transfer agent fees	13,554
Other fees	21,863

Total Gross Expenses before reductions	404,786
Less Expenses reduced by the Advisor	(43,868)

Total Net Expenses	360,918

Net Investment Income/(Loss)	(77,043)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	(17,560,080)
Net realized gains (losses) on futures contracts and swap agreements	15,875,018
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	8,959,316

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	7,274,254

Change in Net Assets Resulting from Operations	$7,197,211

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP UltraBull

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the year ended December 31, 2002

	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$(77,043)	$(257,636)
Net realized gains (losses) on investments, futures contracts and swap agreements	(1,685,062)	(27,955,070)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	8,959,316	(3,410,068)

Change in net assets resulting from operations	7,197,211	(31,622,774)

Capital Transactions:
Proceeds from shares issued	442,233,557	1,303,472,303
Cost of shares redeemed	(452,656,397)	(1,293,747,570)

Change in net assets resulting from capital transactions	(10,422,840)	9,724,733

Change in net assets	(3,225,629)	(21,898,041)
Net Assets:
Beginning of period	42,287,811	64,185,852

End of period	$39,062,182	$42,287,811

Share Transactions:
Issued	30,283,218	71,283,187
Redeemed	(30,927,178)	(71,195,947)

Change in shares	(643,960)	87,240

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP UltraBull

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003(a) (Unaudited)		For the year ended December 31, 2002		For the period January 22, 2001(b) through December 31, 2001
Net Asset Value, Beginning of Period	$14.51		$22.71		$30.00

Net investment income/(loss)	(0.03	)(c)	(0.08	)(c)	(0.09	)(c)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	2.73		(8.12)		(7.20)

Total income/(loss) from investment activities	2.70		(8.20)		(7.29)

Net Asset Value, End of Period	$17.21		$14.51		$22.71

Total Return	18.61	%(d)	(36.11)%		(24.30	)%(d)
Ratios/Supplemental Data:
Net assets, end of period	$39,062,182		$42,287,811		$64,185,852
Ratio of net expenses to average net assets	1.84	%(e)	1.98%		1.94	%(e)
Ratio of net investment income/(loss) to average net assets	(0.39	)%(e)	(0.46)%		(0.42	)%(e)
Ratio of gross expenses to average net assets	2.07	%(e)	2.12%		1.94	%(e)
Portfolio turnover(f)	674%		1,249%		682%

(a)	Effective May 1, 2003, the investment objective was changed to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the corresponding benchmark versus one and one-half times (150%).
(b)	Commencement of operations
(c)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (88.6%)

	Shares	Value
3Com Corp.*	12,160	$56,909
99 Cents Only Stores*	2,240	76,877
Abercrombie & Fitch Co.—Class A*	3,520	100,003
Activision, Inc.*	3,200	41,344
Acxiom Corp.*	2,880	43,459
ADTRAN, Inc.*	1,280	65,651
Advanced Fibre Communications, Inc.*	2,880	46,858
AdvancePCS*	3,200	122,336
Advent Software, Inc.*	1,280	21,645
Affiliated Computer Services, Inc.— Class A*	4,480	204,871
AGCO Corp.*	2,560	43,726
AGL Resources, Inc.	1,920	48,845
Airborne, Inc.	1,600	33,440
Airgas, Inc.	2,240	37,520
AK Steel Holding Corp.*	3,840	13,901
Alaska Air Group, Inc.*	960	20,592
Albemarle Corp.	1,280	35,802
Alexander & Baldwin, Inc.	1,280	33,958
ALLETE, Inc.	2,880	76,464
Alliant Energy Corp.	3,200	60,896
Allmerica Financial Corp.*	1,920	34,541
AMB Property Corp.	2,560	72,115
American Eagle Outfitters, Inc.*	2,560	46,387
American Financial Group, Inc.	2,240	51,072
AmeriCredit Corp.*	4,800	41,040
Amerus Group Co.	1,280	36,083
Ametek, Inc.	1,280	46,912
Apogent Technologies, Inc.*	3,200	64,000
Applebee’s International, Inc.	1,920	60,346
Apria Healthcare Group, Inc.*	1,920	47,770
Aquilla, Inc.	6,400	16,512
Arch Coal, Inc.	1,920	44,122
Arrow Electronics, Inc.*	3,520	53,645
Arthur J. Gallagher & Co.	2,880	78,336
ArvinMeritor, Inc.	2,240	45,203
Ascential Software Corp.*	2,183	35,889
Associated Banc Corp.	2,560	94,413
Astoria Financial Corp.	2,880	80,438
Atmel Corp.*	16,000	40,480
Avnet, Inc.*	4,160	52,749
Avocent Corp.*	1,600	47,888
Bandag, Inc.	640	23,853
Bank of Hawaii Corp.	1,920	63,648
Banknorth Group, Inc.	5,440	138,829
Banta Corp.	960	31,075
Barnes & Noble, Inc.*	2,240	51,632
Barr Laboratories, Inc.*	2,240	146,720
Beckman Coulter, Inc.	2,240	91,034
Belo (A.H.) Corp.—Class A	3,840	85,862
BJ’s Wholesale Club, Inc.*	2,560	38,554
Black Hills Corp.	960	29,472
Blyth, Inc.	1,600	43,520
Bob Evans Farms, Inc.	1,280	35,366
Borders Group, Inc.*	2,880	50,717
BorgWarner, Inc.	960	61,824
Bowater, Inc.	1,920	71,904
Brink’s Co.	1,920	27,974
Brinker International, Inc.*	3,200	115,264
Brown & Brown, Inc.	2,240	72,800

Common Stocks, continued

	Shares	Value
C.H. Robinson Worldwide, Inc.	2,880	$102,413
Cabot Corp.	2,240	64,288
Cabot Microelectronics Corp.*	960	48,451
Cadence Design Systems, Inc.*	8,640	104,198
Callaway Golf Co.	2,560	33,843
Career Education Corp.*	1,600	109,473
Carlisle Cos., Inc.	960	40,474
Carmax, Inc.*	3,840	115,776
Carpenter Technology Corp.	640	9,984
Catalina Marketing Corp.*	1,920	33,888
CBRL Group, Inc.	1,920	74,611
CDW Corp.*	2,880	131,905
Ceridian Corp.*	5,120	86,886
Certegy, Inc.*	2,240	62,160
Charles River Laboratories International, Inc.*	1,600	51,488
CheckFree Holdings Corp.*	2,560	71,270
Chico’s FAS, Inc.*	2,560	53,888
Choicepoint, Inc.*	2,880	99,418
Church & Dwight, Inc.	1,280	41,894
Cincinnati Bell, Inc.*	7,360	49,312
City National Corp.	1,600	71,296
Claire’s Stores, Inc.	1,600	40,576
Clayton Homes, Inc.	4,800	60,240
CNF, Inc.	1,600	40,608
Coach, Inc.*	3,200	159,168
Colonial BancGroup, Inc.	4,160	57,699
Commerce Bancorp, Inc.	2,240	83,104
Commscope, Inc.*	2,240	21,280
Community Health Systems*	2,880	55,555
Compass Bancshares, Inc.	4,480	156,487
Constellation Brands, Inc.*	3,200	100,480
Cooper Cameron Corp.*	1,920	96,730
Copart, Inc.*	3,200	30,240
Corinthian Colleges, Inc.*	1,280	62,170
Covance, Inc.*	2,240	40,544
Coventry Health Care, Inc.*	2,240	103,398
Credence Systems Corp.*	1,920	16,262
Cree Research, Inc.*	2,560	41,677
Crompton Corp.	3,840	27,072
CSG Systems International, Inc.*	1,920	27,130
Cypress Semiconductor Corp.*	4,160	49,920
Cytec Industries, Inc.*	1,280	43,264
CYTYC Corp.*	4,160	43,763
D.R. Horton, Inc.	5,120	143,872
Dean Foods Co.*	4,800	151,199
DENTSPLY International, Inc.	2,560	104,704
DeVry, Inc.*	2,240	52,170
Dial Corp.	3,200	62,240
Diebold, Inc.	2,560	110,720
Dollar Tree Stores, Inc.*	3,840	121,843
Donaldson Co., Inc.	1,600	71,120
DPL, Inc.	4,480	71,411
DQE, Inc.	1,920	28,934
DST Systems, Inc.*	4,160	158,080
Dun & Bradstreet Corp.*	2,560	105,215
Dycom Industries, Inc.*	1,600	26,080
E*TRADE Group, Inc.*	12,160	103,360
Eaton Vance Corp.	2,240	70,784
Education Management Corp.*	1,280	68,070

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Edwards (A.G.), Inc.	2,880	$98,496
Edwards Lifesciences Corp.*	1,920	61,709
EGL, Inc.*	1,600	24,320
Emmis Communications Corp.*	1,920	44,064
Energizer Holdings, Inc.*	3,200	100,480
Energy East Corp.	3,840	79,718
Ensco International, Inc.	4,480	120,512
Entercom Communications Corp.*	1,600	78,416
Equitable Resources, Inc.	2,240	91,258
Everest Re Group, Ltd.	1,920	146,880
Expeditors International of Washington, Inc.	3,840	133,017
Express Scripts, Inc.—Class A*	2,880	196,762
Extended Stay America, Inc.*	3,200	43,168
Fair, Isaac & Co., Inc.	1,600	82,320
Fairchild Semiconductor International, Inc.*	3,840	49,114
Fastenal Co.	2,560	86,886
Federal Signal Corp.	1,600	28,112
Ferro Corp.	1,280	28,838
Fidelity National Financial, Inc.	4,480	137,805
First American Financial Corp.	2,240	59,024
First Health Group Corp.*	3,520	97,152
First Virginia Banks, Inc.	2,560	110,387
FirstMerit Corp.	2,880	65,837
Flowserve Corp.*	1,920	37,766
FMC Corp.*	1,280	28,966
FMC Technologies, Inc.*	2,240	47,152
Forest Oil Corp.*	1,600	40,192
Furniture Brands International, Inc.*	1,920	50,112
Gartner Group, Inc.—Class B*	2,880	21,600
GATX Corp.	1,600	26,160
Gentex Corp.*	2,560	78,361
Gilead Sciences, Inc.*	6,720	373,497
Glatfelter (P.H.) Co.	1,600	23,600
Granite Construction, Inc.	1,280	24,525
Grant Prideco, Inc.*	4,160	48,880
Great Plains Energy, Inc.	2,240	64,691
Greater Bay Bancorp	1,600	32,864
GreenPoint Financial Corp.	3,200	163,009
GTECH Holdings Corp.*	1,920	72,288
Hanover Compressor Co.*	2,240	25,312
Harris Corp.	2,240	67,312
Harsco Corp.	1,280	46,144
Harte-Hanks, Inc.	4,800	91,200
Hawaiian Electric Industries, Inc.	1,280	58,688
HCC Insurance Holdings, Inc.	2,240	66,237
Health Net, Inc.*	3,840	126,529
Helmerich & Payne, Inc.	1,600	46,720
Henry (Jack) & Associates, Inc.	3,200	56,928
Henry Schein, Inc.*	1,600	83,744
Herman Miller, Inc.	2,560	51,738
Hibernia Corp.	5,440	98,790
Hillenbrand Industries, Inc.	2,240	113,008
Hispanic Broadcasting Corp.—Class A*	3,840	97,728
HON Industries, Inc.	1,920	58,560
Horace Mann Educators Corp.	1,280	20,646
Hormel Foods Corp.	4,800	113,760
Hospitality Properties Trust	2,240	70,000
Hubbell, Inc.—Class B	1,920	63,552

Common Stocks, continued

	Shares	Value
ICN Pharmaceuticals, Inc.	2,880	$48,269
IDACORP, Inc.	1,280	33,600
IDEC Pharmaceuticals Corp.*	5,120	174,080
Imation Corp.	1,280	48,410
IMC Global, Inc.	3,840	25,766
Independence Community Bank Corp.	1,920	54,182
IndyMac Bancorp, Inc.	1,920	48,806
InFocus Corp.*	1,280	6,042
Integrated Circuit Systems, Inc.*	2,240	70,403
Integrated Device Technology, Inc.*	3,520	38,896
International Rectifier Corp.*	2,240	60,077
International Speedway Corp.	1,920	75,859
Internet Security Systems, Inc.*	1,600	23,184
Intersil Corp.—Class A*	4,800	127,728
Interstate Bakeries Corp.	1,600	20,320
Investment Technology Group, Inc.*	1,600	29,760
Investors Financial Services Corp.	2,240	64,982
IVAX Corp.*	6,720	119,952
J.B. Hunt Transport Services, Inc.*	1,280	48,320
Jacobs Engineering Group, Inc.*	1,920	80,928
JM Smucker Co.	1,600	63,824
Keane, Inc.*	2,240	30,531
Kelly Services, Inc.—Class A	1,280	30,016
KEMET Corp.*	2,880	29,088
Kennametal, Inc.	1,280	43,315
Korn/Ferry International*	1,280	10,368
Krispy Kreme Doughnuts, Inc.*	1,920	79,066
L-3 Communications Holdings, Inc.*	2,560	111,335
LaBranche & Co., Inc.	1,920	39,725
Lam Research Corp.*	4,480	81,581
Lancaster Colony Corp.	1,280	49,485
Lattice Semiconductor Corp.*	3,840	31,603
Lear Corp.*	2,240	103,084
Lee Enterprises, Inc.	1,600	60,048
Legato Systems, Inc.*	3,840	32,218
Legg Mason, Inc.	2,240	145,487
Lennar Corp.—Class B	2,478	177,177
Lennar Corporation	57	3,916
Leucadia National Corp.	1,920	71,270
Liberty Property Trust	2,560	88,576
LifePoint Hospitals, Inc.*	1,280	26,803
Lincare Holdings, Inc.*	3,840	120,998
Longs Drug Stores Corp.	1,280	21,248
Longview Fibre Co.	1,600	13,120
LTX Corp.*	1,600	13,792
Lubrizol Corp.	1,600	49,584
Lyondell Chemical Co.	5,440	73,604
M&T Bank Corp.	3,200	269,505
Mack-Cali Realty Corp.	1,920	69,850
Macromedia, Inc.*	1,920	40,397
Macrovision Corp.*	1,600	31,872
Mandalay Resort Group	2,240	71,344
Manpower, Inc.	2,560	94,950
Martin Marietta Materials	1,600	53,776
McDATA Corp.—Class A*	3,840	56,333
MDU Resources Group, Inc.	2,560	85,734
Media General, Inc.—Class A	640	36,608
Mentor Graphics Corp.*	2,240	32,435
Mercantile Bankshares Corp.	2,240	88,211
Michaels Stores, Inc.*	2,240	85,254

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Micrel, Inc.*	3,200	$33,248
Microchip Technology, Inc.	6,720	165,514
Millennium Pharmaceuticals, Inc.*	9,600	151,008
Minerals Technologies, Inc.	640	31,142
Modine Manufacturing Co.	1,280	24,794
Mohawk Industries, Inc.*	2,240	124,387
MONY Group, Inc.	1,600	43,120
Moore Wallace, Inc.*	200	2,936
MPS Group, Inc.*	3,520	24,218
Murphy Oil Corp.	3,200	168,320
Mylan Laboratories, Inc.	6,080	211,402
National Commerce Financial Corp.	7,040	156,218
National Fuel Gas Co.	2,880	75,024
National Instruments Corp.*	1,920	72,538
National—Oilwell, Inc.*	2,880	63,360
Neiman Marcus Group, Inc.—Class A*	1,600	58,560
Network Associates, Inc.*	5,120	64,922
Neuberger Berman, Inc.	2,560	102,170
New Plan Excel Realty Trust, Inc.	3,200	68,320
New York Community Bancorp	4,480	130,323
Newport Corp.*	1,280	18,944
Noble Energy, Inc.	1,920	72,576
Nordson Corp.	1,280	30,528
Northeast Utilities System	4,800	80,352
NSTAR	1,920	87,456
OGE Energy Corp.	2,560	54,707
Ohio Casualty Corp.*	1,920	25,306
Old Republic International Corp.	4,160	142,563
Olin Corp.	1,920	32,832
Omnicare, Inc.	3,200	108,128
ONEOK, Inc.	2,560	50,253
Outback Steakhouse, Inc.	2,560	99,840
Overture Services, Inc.*	1,920	34,810
Oxford Health Plans, Inc.*	2,880	121,047
PacifiCare Health Systems, Inc.*	1,280	63,142
Packaging Corp. of America*	3,520	64,874
Park Place Entertainment Corp.*	10,240	93,082
Patterson Dental Co.*	2,240	101,651
Patterson—UTI Energy, Inc.*	2,560	82,944
Payless ShoeSource, Inc.*	1,920	24,000
Peabody Energy Corp.	1,600	53,744
Pentair, Inc.	1,600	62,496
Pepco Holdings, Inc.	3,520	67,443
PepsiAmericas, Inc.	5,440	68,326
Perrigo Co.	2,560	40,038
Petsmart, Inc.*	4,800	80,016
Pharmaceutical Resources, Inc.*	960	46,714
Philadelphia Suburban Corp.	2,240	54,611
Pier 1 Imports, Inc.	3,200	65,280
Pioneer Natural Resources Co.*	3,840	100,224
Plantronics, Inc.*	1,600	34,672
Plexus Corp.*	1,280	14,758
PMI Group, Inc.	3,200	85,888
PNM Resources, Inc.	1,280	34,240
Pogo Producing Co.	1,920	82,080
Polycom, Inc.*	3,520	48,787
Potlatch Corp.	960	24,720
Powerwave Technologies, Inc.*	2,240	14,045
Precision Castparts Corp.	1,920	59,712
Price Communications Corp.*	1,920	24,787

Common Stocks, continued

	Shares	Value
Pride International, Inc.*	4,480	$84,314
Protective Life Corp.	2,240	59,920
Protein Design Labs, Inc.*	2,880	40,262
Provident Financial Group, Inc.	1,600	41,008
Puget Energy, Inc.	2,880	68,746
Quanta Services, Inc.*	3,840	27,264
Quantum Corp.*	5,440	22,032
Questar Corp.	2,880	96,393
Radian Group, Inc.	3,200	117,280
Rayonier, Inc.	1,600	52,800
Reader’s Digest Association, Inc.	3,520	47,450
Republic Services, Inc.*	5,760	130,580
Retek, Inc.*	1,920	12,288
Reynolds & Reynolds Co.	2,240	63,974
RF Micro Devices, Inc.*	5,760	34,675
Rollins, Inc.	1,600	30,160
Roslyn Bancorp, Inc.	2,880	61,891
Ross Stores, Inc.	2,560	109,414
RPM, Inc.	3,840	52,800
RSA Security, Inc.*	1,920	20,640
Ruby Tuesday, Inc.	1,920	47,482
Ruddick Corp.	1,600	25,152
Saks, Inc.*	4,800	46,560
Sandisk Corp.*	2,240	90,384
SCANA Corp.	3,520	120,667
Scholastic Corp.*	1,280	38,118
SEI Investments Co.	3,840	122,879
Semtech Corp.*	2,560	36,454
Sensient Technologies Corp.	1,600	36,784
Sepracor, Inc.*	2,880	51,926
Sequa Corp.—Class A*	320	10,976
SICOR, Inc.*	4,160	84,614
Sierra Pacific Resources*	3,840	22,810
Silicon Laboratories, Inc.*	1,600	42,624
Silicon Valley Bancshares*	1,600	38,096
Six Flags, Inc.*	3,200	21,696
Smith International, Inc.*	3,200	117,568
Smithfield Foods, Inc.*	3,840	88,013
Sonoco Products Co.	3,200	76,864
Sotheby’s Holdings, Inc.—Class A*	2,240	16,666
Sovereign Bancorp, Inc.	8,960	140,224
SPX Corp.*	2,560	112,793
StanCorp Financial Group, Inc.	960	50,131
Stericycle, Inc.	1,280	49,254
STERIS Corp.*	2,240	51,722
Storage Technology Corp.*	3,520	90,605
Superior Industries International, Inc.	960	40,032
Swift Transportation Co., Inc.*	2,880	53,626
Sybase, Inc.*	3,520	48,963
Sylvan Learning Systems, Inc.*	1,280	29,235
Synopsys, Inc.*	2,560	158,336
TCF Financial Corp.	2,560	101,990
Tech Data Corp.*	1,920	51,283
Tecumseh Products Co.	640	24,518
Teleflex, Inc.	1,280	54,464
Telephone & Data Systems, Inc.	1,920	95,424
The Cheesecake Factory, Inc.*	1,600	57,424
Tidewater, Inc.	1,920	56,390
Timberland Co.—Class A*	1,280	67,661
Titan Corp.*	2,560	26,342

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Toll Brothers, Inc.*	2,240	$63,414
Tootsie Roll Industries, Inc.	1,920	58,541
Transaction Systems Architects, Inc.*	1,280	11,469
Triad Hospitals, Inc.*	2,560	63,539
Trinity Industries, Inc.	1,600	29,616
TriQuint Semiconductor, Inc.*	4,480	18,637
Tyson Foods, Inc.—Class A	12,160	129,139
Unifi, Inc.*	1,920	11,904
United Dominion Realty Trust, Inc.	3,520	60,614
United Rentals, Inc.*	2,560	35,558
Unitrin, Inc.	2,240	60,749
Universal Corp.	960	40,608
Universal Health Services, Inc.—Class B*	1,920	76,070
Valassis Communications, Inc.*	1,920	49,382
Valero Energy Corp.	3,840	139,507
Valspar Corp.	1,600	67,552
Varco International, Inc.*	3,200	62,720
Varian Medical Systems, Inc.*	2,240	128,956
Varian, Inc.*	960	33,283
Vectren Corp.	2,240	56,112
Vertex Pharmaceuticals, Inc.*	2,560	37,376
Viad Corp.	3,200	71,648
Vishay Intertechnology, Inc.*	5,440	71,808
VISX, Inc.*	1,920	33,312
W.R. Berkley Corp.	1,920	101,184
Waddell & Reed Financial, Inc.	2,880	73,930
Washington Post Co.—Class B	320	234,528
Wausau—Mosinee Paper Corp.	1,920	21,504
Weatherford International, Ltd.*	4,160	174,304
Webster Financial Corp.	1,600	60,480
Werner Enterprises, Inc.	1,920	40,704
Westamerica Bancorporation	1,280	55,142
Westar Energy, Inc.	2,560	41,549
Western Gas Resources, Inc.	1,280	50,688
Westwood One, Inc.*	3,520	119,434
WGL Holdings, Inc.	1,600	42,720
Whole Foods Market, Inc.*	1,920	91,258
Williams—Sonoma, Inc.*	3,840	112,128
Wilmington Trust Corp.	2,240	65,744
Wind River Systems, Inc.*	2,560	9,754
Wisconsin Energy Corp.	3,840	111,360
WPS Resources Corp.	960	38,592
XTO Energy, Inc.	6,080	122,269
York International Corp.	1,280	29,952

TOTAL COMMON STOCKS		26,892,919

Federal Home Loan Bank (15.5%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 7/1/03	$4,710,000	$4,709,935

TOTAL FEDERAL HOME LOAN BANK		4,709,935

TOTAL INVESTMENTS (Cost $30,177,643)(a)—104.1%		31,602,854
Net other assets (liabilities)—(4.1)%		(1,248,407)

NET ASSETS—100.0%		$30,354,447

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
S&P MidCap 400 Futures Contract expiring September 2003 (Underlying face amount at value $2,387,545)	10	$12,455
Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
S&P MidCap 400 Index Swap Agreements expiring 08/27/03 (Underlying notional amount at value $32,055,239)	66,753	$(136,175)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$1,816,787
Unrealized depreciation	(391,576)

Net unrealized appreciation/depreciation	$1,425,211

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

The ProFund VP UltraMid-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.4%
Aerospace/Defense	0.5%
Agriculture	0.1%
Airlines	0.1%
Apparel	0.8%
Auto Parts & Equipment	1.0%
Banks	6.0%
Beverages	0.6%
Biotechnology	1.4%
Building Materials	0.3%
Chemicals	2.1%
Coal	0.3%
Commercial Services	2.9%
Communication Services	0.3%
Computers	4.3%
Distribution/Wholesale	0.9%
Diversified Financial Services	2.3%
Electric	4.3%
Electrical Components & Equipment	0.7%
Electronics	1.1%
Engineering & Construction	0.4%
Entertainment	0.7%
Environmental Control	0.6%
Food	2.6%
Forest Products & Paper	0.7%
Gas	0.5%
Hand/Machine Tools	0.1%
Health Care	0.2%
Healthcare—Products	2.9%
Healthcare—Services	2.6%
Home Builders	1.5%
Home Furnishings	0.2%
Household Products/Wares	0.5%
Insurance	4.7%
Internet	1.2%
Iron/Steel	0.1%
Leisure Time	0.1%
Lodging	0.7%
Machinery—Diversified	0.4%
Media	2.8%
Metal Fabrication/Hardware	0.2%
Miscellaneous Manufacturing	1.7%
Office Furnishings	0.4%
Oil & Gas	3.5%
Oil & Gas Services	2.3%
Packaging & Containers	0.5%
Pharmaceuticals	5.1%
Pipelines	1.1%
Real Estate Investment Trust	1.4%
Retail	6.2%
Savings & Loans	2.3%
Semiconductors	3.0%
Software	2.5%
Telecommunications	1.9%
Textiles	0.6%
Transportation	1.7%
Trucking & Leasing	0.1%
Water	0.2%
Other	11.4%

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP UltraMid-Cap

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $30,177,643)	$31,602,854
Cash	33,711
Segregated cash balances with brokers for futures contracts	270,955
Dividends and interest receivable	10,254
Receivable for investments sold	48,063
Prepaid expenses	202

Total Assets	31,966,039

Liabilities:
Payable for capital shares redeemed	1,405,422
Unrealized depreciation on swap agreements	136,175
Variation margin on futures contracts	22,045
Advisory fees payable	13,529
Management services fees payable	2,706
Administration fees payable	979
Administrative services fees payable	9,446
Distribution fees payable	5,434
Other accrued expenses	15,856

Total Liabilities	1,611,592

Net Assets	$30,354,447

Net Assets consist of:
Capital	$33,281,129
Accumulated net investment income/(loss)	(60,437)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(4,167,736)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	1,301,491

Net Assets	$30,354,447

Shares of Beneficial Interest Outstanding	1,450,116

Net Asset Value (offering and redemption price per share)	$20.93

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$45,524
Interest	25,159

Total Investment Income	70,683

Expenses:
Advisory fees	49,164
Management services fees	9,833
Administration fees	4,778
Administrative services fees	28,130
Distribution fees	16,273
Custody fees	15,894
Fund accounting fees	6,603
Transfer agent fees	5,138
Other fees	6,566

Total Gross Expenses before reductions	142,379
Less Expenses reduced by the Advisor	(12,773)

Total Net Expenses	129,606

Net Investment Income/(Loss)	(58,923)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	362,660
Net realized gains (losses) on futures contracts and swap agreements	2,687,749
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	518,425

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	3,568,834

Change in Net Assets Resulting from Operations	$3,509,911

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP UltraMid-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the period May 1, 2002(a) through December 31, 2002

	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$(58,923)	$(48,816)
Net realized gains (losses) on investments, futures contracts and swap agreements	3,050,409	(7,293,223)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	518,425	783,066

Change in net assets resulting from operations	3,509,911	(6,558,973)

Capital Transactions:
Proceeds from shares issued	147,530,267	379,471,152
Cost of shares redeemed	(141,462,974)	(352,134,936)

Change in net assets resulting from capital transactions	6,067,293	27,336,216

Change in net assets	9,577,204	20,777,243
Net Assets:
Beginning of period	20,777,243	—

End of period	$30,354,447	$20,777,243

Share Transactions:
Issued	8,186,529	19,455,653
Redeemed	(7,936,000)	(18,256,066)

Change in shares	250,529	1,199,587

(a)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP UltraMid-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$17.32		$30.00

Investment Activities:
Net investment income/(loss)	(0.08	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	3.69		(12.59)

Total income/(loss) from investment activities	3.61		(12.68)

Net Asset Value, End of Period	$20.93		$17.32

Total Return	20.84	%(c)	(42.27	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$30,354,447		$20,777,243
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	(0.90	)%(d)	(0.72	)%(d)
Ratio of gross expenses to average net assets	2.17	%(d)	2.36	%(d)
Portfolio turnover(e)	582%		2,654%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (84.8%)

	Shares	Value
Aaron Rents, Inc.	1,175	$30,315
Abgenix, Inc.*	6,580	69,024
ABM Industries, Inc.	3,290	50,666
Actel Corp.*	1,880	38,540
Action Performance Cos., Inc.	1,410	26,790
Actuant Corp.*	940	44,481
Acuity Brands, Inc.	3,525	64,049
Adolor Corp.*	3,290	40,368
ADTRAN, Inc.*	2,350	120,532
Advanced Digital Information Corp.*	5,405	53,996
Advanced Neuromodulation Systems, Inc.*	705	36,498
ADVO, Inc.*	1,645	73,038
Aeroflex, Inc.*	5,875	45,473
AFC Enterprises, Inc.*	1,175	19,082
Agile Software Corp.*	3,995	38,552
AGL Resources, Inc.	6,580	167,395
Airborne, Inc.	5,405	112,965
Airgas, Inc.	5,875	98,406
AirTran Holdings, Inc.*	5,640	59,051
Alaska Air Group, Inc.*	2,115	45,367
Albany International Corp.—Class A	2,115	57,951
Albany Molecular Research, Inc.*	1,880	28,388
Alexander & Baldwin, Inc.	3,525	93,518
Alexandria Real Estate Equities, Inc.	2,115	95,175
Alkermes, Inc.*	4,700	50,525
Allen Telecom, Inc.*	3,760	62,115
Alliance Gaming Corp.*	3,525	66,658
Alpharma, Inc.	2,820	60,912
AMC Entertainment, Inc.*	2,585	29,572
Amcore Financial, Inc.	2,115	49,237
American Capital Strategies, Ltd.	7,990	199,271
American Italian Pasta Co.*	2,115	88,090
American Management Systems, Inc.*	3,995	57,049
American Medical Systems Holdings, Inc.*	5,405	91,182
American States Water Co.	1,410	38,493
American Tower Corp.*	13,865	122,704
AMERIGROUP Corp.*	705	26,226
Ameritrade Holding Corp.—Class A*	15,275	113,188
Ametek, Inc.	3,290	120,579
Amli Residential Properties Trust	1,410	33,206
AmSurg Corp.*	2,350	71,675
Amylin Pharmaceuticals, Inc.*	5,875	128,604
Analogic Corp.	705	34,376
Anchor BanCorp Wisconsin, Inc.	1,880	44,913
Anixter International, Inc.*	3,525	82,591
AnnTaylor Stores Corp.*	5,170	149,671
ANSYS, Inc.*	1,175	36,543
Anteon International Corp.*	1,410	39,353
Anthracite Capital, Inc.	5,875	70,853
Anworth Mortgage Asset Corp.	2,350	36,237
Apogee Enterprises, Inc.	2,350	21,197
Applera Corp.—Celera Genomics Group*	6,110	63,055
Applied Industrial Technologies, Inc.	1,645	34,710
Apria Healthcare Group, Inc.*	3,760	93,549
Arbitron, Inc.*	2,585	92,285
Arch Chemicals, Inc.	1,880	35,908
Arch Coal, Inc.	4,230	97,205
Argosy Gaming Co.*	2,350	49,139
Ariba, Inc.*	22,090	65,607

Common Stocks, continued

	Shares	Value
Arkansas Best Corp.	5,170	$122,993
Armor Holdings, Inc.*	2,115	28,341
Arris Group, Inc.*	5,405	26,809
Arrow International, Inc.	705	31,126
ArthroCare Corp.*	1,880	31,509
Ascential Software Corp.*	5,062	83,211
Asyst Technologies, Inc.*	3,290	22,010
Atherogenics, Inc.*	2,585	38,594
Atlantic Coast Airlines Holdings, Inc.*	3,525	47,552
ATMI, Inc.*	2,350	58,680
Atmos Energy Corp.	4,700	116,560
Atrix Laboratories, Inc.*	2,115	46,509
Atwood Oceanics, Inc.*	705	19,141
Avid Technology, Inc.*	2,820	98,897
Avista Corp.	4,230	59,855
Avocent Corp.*	5,170	154,738
Axcelis Technologies, Inc.*	10,810	66,157
Aztar Corp.*	3,055	49,216
Baldor Electric Co.	3,055	62,933
Bandag, Inc.	940	35,034
Bankatlantic Bancorp, Inc.—Class A	3,525	41,912
BankUnited Financial Corp.—Class A*	3,760	75,764
Banta Corp.	2,115	68,463
BARRA, Inc.*	2,350	83,895
Bay View Capital Corp.*	5,405	31,241
Beazer Homes U.S.A., Inc.*	1,645	137,358
Bedford Property Investors, Inc.	1,410	40,044
Belden, Inc.	2,115	33,607
Benchmark Electronics, Inc.*	1,880	57,829
Bio-Rad Laboratories, Inc.—Class A*	1,645	91,051
BioMarin Pharmaceutical, Inc.*	3,760	36,698
Black Box Corp.	2,350	85,070
Black Hills Corp.	2,350	72,145
Blyth, Inc.	2,820	76,704
Bob Evans Farms, Inc.	5,640	155,832
Borland Software Corp.*	8,930	87,246
Boston Private Financial Holdings, Inc.	2,820	59,446
Bowne & Co., Inc.	2,820	36,745
Boyd Gaming Corp.*	2,820	48,673
Brady Corp.—Class A	1,645	54,861
Brandywine Realty Trust	3,055	75,214
Briggs & Stratton Corp.	1,880	94,939
Bright Horizons Family Solutions, Inc.*	940	31,546
Brookline Bancorp, Inc.	6,110	85,540
Brooks Automation, Inc.*	6,345	71,952
Brown Shoe Company, Inc.	1,645	49,021
Burlington Coat Factory Warehouse Corp.	1,645	29,446
C&D Technologies, Inc.	2,350	33,746
Cabot Microelectronics Corp.*	3,995	201,627
Cabot Oil & Gas Corp.	2,585	71,372
CACI International, Inc.—Class A*	3,055	104,787
Cal Dive International, Inc.*	3,290	71,722
California Pizza Kitchen, Inc.*	1,410	30,315
Cambrex Corp.	2,115	48,687
Capital Automotive REIT	5,170	144,708
CARBO Ceramics, Inc.	705	26,261
Carlisle Cos., Inc.	2,820	118,890
Casey’s General Stores, Inc.	3,290	46,521
Cato Corp.—Class A	1,410	29,723

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
CBL & Associates Properties, Inc.	2,350	$101,050
CDI Corp.*	1,175	30,503
Cell Genesys, Inc.*	7,050	60,912
Cell Therapeutics, Inc.*	2,820	27,439
Centex Construction Products, Inc.	705	28,263
Central Garden & Pet Co.*	1,175	28,024
CH Energy Group, Inc.	1,410	63,450
Charming Shoppes, Inc.*	8,930	44,382
Charter Municipal Mortgage Acceptance Co.	3,525	67,010
Chateau Communities, Inc.	3,055	90,397
Checkpoint Systems, Inc.*	3,055	43,228
Chelsea Property Group, Inc.	3,525	142,093
Chesapeake Corp.	1,175	25,674
Chesapeake Energy Corp.	14,335	144,783
Chiquita Brands International, Inc.*	3,055	44,298
Chittenden Corp.	4,700	128,544
Choice Hotels International, Inc.*	1,880	51,343
Christopher & Banks Corp.*	2,115	78,234
Ciber, Inc.*	4,700	32,994
Cima Labs, Inc.*	1,410	37,915
Cincinnati Bell, Inc.*	16,685	111,790
Claire’s Stores, Inc.	4,465	113,232
Clarcor, Inc.	2,115	81,533
CLECO Corp.	3,525	61,053
Cognex Corp.*	5,875	131,306
Cognizant Technology Solutions Corp.*	7,755	188,911
Coherent, Inc.*	2,820	67,483
Cohu, Inc.	1,880	29,328
Coinstar, Inc.*	3,290	62,049
Colonial Properties Trust	1,880	66,157
Commerce Group, Inc.	2,115	76,563
Commercial Federal Corp.	3,995	84,694
Commercial Metals Co.	2,115	37,626
Commercial NET Lease Realty	3,995	68,874
Commonwealth Telephone Enterprises, Inc.*	1,410	61,998
Commscope, Inc.*	4,700	44,650
Community Bank System, Inc.	940	35,720
Comstock Resources, Inc.*	1,880	25,718
CONMED Corp.*	3,290	60,075
Connetics Corp.*	2,820	42,215
Consolidated Graphics, Inc.*	940	21,507
Cooper Companies, Inc.	3,525	122,564
Corinthian Colleges, Inc.*	4,465	216,865
Corixa Corp.*	3,760	29,065
Corn Products International, Inc.	3,055	91,742
Cornerstone Realty Income Trust, Inc.	4,230	30,921
Corporate Executive Board Co.*	3,760	153,483
Corporate Office Properties Trust	1,645	27,850
Corrections Corp. of America*	2,350	59,525
Cost Plus, Inc.*	2,350	83,801
Covance, Inc.*	4,935	89,324
Cray, Inc.*	5,640	44,556
Credence Systems Corp.*	5,640	47,771
Cree Research, Inc.*	6,815	110,948
Crompton Corp.	9,635	67,927
Cross Country Healthcare, Inc.*	2,820	37,196
Crown American Realty Trust	2,115	22,715
Crown Holdings, Inc.*	16,450	117,453
Cuno, Inc.*	1,410	50,929

Common Stocks, continued

	Shares	Value
Curtiss-Wright Corp.	940	$59,407
CV Therapeutics, Inc.*	2,820	83,641
Cyberonics, Inc.*	4,465	96,043
Cytec Industries, Inc.*	4,465	150,917
Daktronics, Inc.*	1,175	19,211
Datascope Corp.	940	27,758
Del Monte Foods Co.*	18,565	164,114
Delphi Financial Group, Inc.—Class A	1,175	54,990
Delta & Pine Land Co.	3,290	72,314
Denbury Resources, Inc.*	2,115	28,404
Dendrite International, Inc.*	3,055	39,348
Digital Insight Corp.*	3,055	58,198
Digital River, Inc.*	6,110	117,923
Dime Community Bancshares, Inc.	3,055	77,750
DIMON, Inc.	3,525	25,239
Dionex Corp.*	1,645	65,389
Documentum, Inc.*	6,815	134,051
Dollar Thrifty Automotive Group, Inc.*	2,115	39,233
DoubleClick, Inc.*	10,105	93,471
DQE, Inc.	7,285	109,785
Dress Barn, Inc.*	1,880	23,820
DRS Technologies, Inc.*	2,115	59,051
DSP Group, Inc.*	3,055	65,774
Duane Reade, Inc.*	2,115	31,196
DuPont Photomasks, Inc.*	3,290	61,951
Dycom Industries, Inc.*	4,230	68,949
E.piphany, Inc.*	5,405	27,620
EarthLink, Inc.*	10,575	83,437
East-West Bancorp, Inc.	4,465	161,364
Eastgroup Properties, Inc.	1,410	38,070
Echelon Corp.*	2,350	32,360
Eclipsys Corp.*	3,525	36,801
EDO Corp.	1,410	24,957
eFunds Corp.*	4,700	54,191
EGL, Inc.*	7,285	110,732
El Paso Electric Co.*	3,995	49,258
Electro Scientific Industries, Inc.*	5,640	85,502
Electronics for Imaging, Inc.*	5,170	104,899
ElkCorp	1,645	37,013
EMCOR Group, Inc.*	1,410	69,598
Empire District Electric Co.	1,880	40,890
Endo Pharmaceuticals Holdings, Inc.*	1,880	31,810
Energen Corp.	3,055	101,732
Engineered Support Systems, Inc.	1,175	49,174
Entegris, Inc.*	4,465	60,010
Enterasys Networks, Inc.*	13,630	41,299
Entertainment Properties Trust	2,115	60,806
Enzo Biochem, Inc.*	1,984	42,696
Enzon, Inc.*	5,875	73,555
EPIQ Systems, Inc.*	1,645	28,245
Equity One, Inc.	1,880	30,832
eResearch Technology, Inc.*	7,990	177,058
ESCO Technologies, Inc.*	1,175	51,700
eSPEED, Inc.—Class A*	2,350	46,436
ESS Technology, Inc.*	6,580	64,155
Essex Property Trust, Inc.	1,880	107,630
Esterline Technologies Corp.*	1,880	32,731
Evergreen Resources, Inc.*	2,350	127,629
Exar Corp.*	3,525	55,801
Exelixis, Inc.*	3,995	27,725
Extreme Networks, Inc.*	11,515	61,030

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Exult, Inc.*	3,995	$34,237
F5 Networks, Inc.*	2,585	43,557
FactSet Research Systems, Inc.	2,350	103,518
Federal Realty Investment Trust	4,935	157,919
Federal Signal Corp.	4,700	82,579
FEI Co.*	2,820	52,903
FelCor Lodging Trust, Inc.	4,230	33,206
Ferro Corp.	3,290	74,124
Fidelity National Information Solutions, Inc.*	1,175	30,644
Filenet Corp.*	6,580	118,703
Financial Federal Corp.*	1,410	34,404
Finish Line, Inc.—Class A*	1,645	36,535
First BanCorp.	2,820	77,409
First Community Bancorp—Class A	940	29,300
First Financial Holdings, Inc.	1,175	31,772
First Niagara Financial Group, Inc.	2,350	32,806
First Republic Bank*	2,820	75,012
FirstFed Financial Corp.*	2,820	99,517
Flagstar Bancorp, Inc.	3,290	80,441
FLIR Systems, Inc.*	6,110	184,216
Florida Rock Industries, Inc.	1,645	67,906
Flowers Foods, Inc.	2,820	55,723
FMC Corp.*	2,820	63,817
Fossil, Inc.*	4,935	116,268
Foundry Networks, Inc.*	9,870	142,128
Fred’s, Inc.	2,585	96,110
Fremont General Corp.	4,935	67,610
Frontier Oil Corp.	2,350	35,720
FTI Consulting, Inc.*	3,177	79,330
FuelCell Energy, Inc.*	5,170	42,342
G & K Services, Inc.	1,880	55,648
Gables Residential Trust	2,820	85,249
Gardner Denver, Inc.*	1,410	28,849
Gartner Group, Inc.*	7,050	53,439
Genesco, Inc.*	1,880	33,276
Genesis Microchip, Inc.*	3,055	41,365
Genlyte Group, Inc.*	940	32,872
Genta, Inc.*	3,525	46,953
Georgia Gulf Corp.	3,055	60,489
Getty Realty Corp.	1,410	31,471
Glenborough Realty Trust, Inc.	2,585	49,503
Glimcher Realty Trust	2,585	57,904
Global Industries, Ltd.*	5,640	27,185
GlobespanVirata, Inc.*	9,870	81,428
Gold Banc Corp., Inc.	4,700	49,397
Granite Construction, Inc.	2,820	54,031
Great Lakes Chemical Corp.	3,760	76,704
Great Lakes REIT, Inc.	1,880	30,080
Grey Wolf, Inc.*	14,100	56,964
Griffon Corp.*	2,350	37,600
Group 1 Automotive, Inc.*	1,645	53,314
Guitar Center, Inc.*	1,880	54,520
Gymboree Corp.*	2,115	35,490
Haemonetics Corp.*	1,410	26,367
Hain Celestial Group, Inc.*	1,880	30,061
Hancock Fabrics, Inc.	1,645	26,567
Handleman Co.*	2,115	33,840
Hanover Compressor Co.*	5,170	58,421
Harbor Florida Bancshares, Inc.	1,880	45,045
Harland (John H.) Co.	3,055	79,919

Common Stocks, continued

	Shares	Value
Headwaters, Inc.*	3,055	$44,878
Health Care REIT, Inc.	3,995	121,848
Healthcare Realty Trust, Inc.	3,760	109,604
Heartland Express, Inc.*	3,760	83,660
Hecla Mining Co.*	7,285	30,816
Heritage Property Investment Trust	1,880	50,910
Hilb, Rogal & Hamilton Co.	3,055	103,991
Hollywood Entertainment Corp.*	7,520	129,344
Home Properties of New York, Inc.	3,055	107,658
Hooper Holmes, Inc.	4,465	28,755
Horace Mann Educators Corp.	3,290	53,068
Hot Topic, Inc.*	6,580	177,067
Houston Exploration Co.*	940	32,618
Hovnanian Enterprises—Class A*	2,115	124,679
HRPT Properties Trust	11,280	103,776
Hughes Supply, Inc.	2,115	73,391
Hutchinson Technology, Inc.*	5,405	177,769
Hydril Co.*	940	25,615
Hyperion Solutions Corp.*	3,995	134,871
ICU Medical, Inc.*	1,175	36,601
Identix, Inc.*	7,050	44,768
IDEX Corp.	2,585	93,680
IDEXX Laboratories, Inc.*	6,110	205,784
IDX Systems Corp.*	1,410	21,883
IGEN International, Inc.*	2,350	73,790
IHOP Corp.	1,645	51,933
ILEX Oncology, Inc.*	2,820	54,736
Imagistics International, Inc.*	1,645	42,441
Imation Corp.	940	35,551
ImClone Systems, Inc.*	6,580	208,060
Immucor, Inc.*	940	20,483
IMPAC Mortgage Holdings, Inc.	4,465	74,521
INAMED Corp.*	1,645	88,320
Independent Bank Corp.	940	21,235
Informatica Corp.*	5,405	37,349
Insight Communications Co., Inc.*	4,230	55,751
Insight Enterprises, Inc.*	3,525	35,462
Insituform Technologies, Inc.—Class A*	2,115	37,393
Integra LifeSciences Holdings*	3,525	92,990
Inter-Tel, Inc.	2,115	44,880
Interdigital Communications Corp.*	4,700	109,839
Intergraph Corp.*	7,755	166,732
Intermagnetics General Corp.*	1,410	27,974
InterMune, Inc.*	2,350	37,859
International Multifoods Corp.*	1,410	32,303
Internet Security Systems, Inc.*	3,290	47,672
Interstate Bakeries Corp.	3,760	47,752
Invacare Corp.	2,115	69,795
Invision Technologies, Inc.*	1,410	35,039
Iomega Corp.*	4,465	47,329
Ionics, Inc.*	1,645	36,799
Irwin Financial Corp.	2,115	54,779
Itron, Inc.*	2,350	50,666
ITT Educational Services, Inc.*	4,700	137,475
J.B. Hunt Transport Services, Inc.*	2,585	97,584
Jack in the Box, Inc.*	3,055	68,127
Jacuzzi Brands, Inc.*	5,640	29,836
JAKKS Pacific, Inc.*	2,820	37,478
Jarden Corp.*	940	26,010
JDA Software Group, Inc.*	5,405	60,482

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Jefferies Group, Inc.	2,350	$117,007
JM Smucker Co.	3,995	159,361
Jo-Ann Stores, Inc.—Class A*	1,880	47,564
Journal Register Co.*	2,585	46,763
Joy Global, Inc.*	3,995	59,006
K-Swiss, Inc.—Class A	940	32,449
K-V Pharmaceutical Co.*	1,880	52,264
Kansas City Southern Industries, Inc.*	5,405	65,022
Kaydon Corp.	3,055	63,544
Keane, Inc.*	4,700	64,061
Kellwood Co.	2,585	81,763
Kelly Services, Inc.—Class A	1,410	33,065
Kennametal, Inc.	3,055	103,381
Key Energy Group*	9,870	105,807
Kilroy Realty Corp.	2,350	64,625
Kirby Corp.*	1,645	46,389
Knight Trading Group, Inc.*	20,445	127,168
Knight Transportation, Inc.*	2,820	70,218
Koger Equity, Inc.	1,645	28,343
Kopin Corp.*	5,875	35,955
Korn/Ferry International*	3,290	26,649
Kroll, Inc.*	2,350	63,591
Kronos, Inc.*	3,055	155,225
La Quinta Corp.*	11,750	50,643
Laclede Group, Inc.	1,645	44,086
LandAmerica Financial Group, Inc.	1,645	78,138
Landauer, Inc.	705	29,490
Landry’s Restaurants, Inc.	2,115	49,914
Landstar System, Inc.*	1,410	88,619
Lattice Semiconductor Corp.*	7,990	65,758
Legato Systems, Inc.*	7,990	67,036
Lennox International, Inc.	3,760	48,391
Lexington Corporate Properties Trust	2,350	41,595
Libbey, Inc.	1,410	32,007
Liberty Corp.	1,645	69,913
Ligand Pharmaceuticals, Inc.—Class B*	4,935	67,067
Lincoln Electric Holdings, Inc.	2,820	57,556
Linens ‘n Things, Inc.*	4,465	105,419
Littelfuse, Inc.*	1,645	36,782
LNR Property Corp.	2,115	79,101
Lone Star Steakhouse & Saloon, Inc.	1,410	30,696
Lone Star Technologies, Inc.*	2,585	54,750
Longs Drug Stores Corp.	2,820	46,812
Longview Fibre Co.	4,230	34,686
Louisiana-Pacific Corp.*	10,105	109,538
LTX Corp.*	4,700	40,514
M.D.C. Holdings, Inc.	2,476	119,541
M/I Schottenstein Homes, Inc.	1,175	50,149
Macdermid, Inc.	2,350	61,805
Macerich Co.	5,170	181,621
Macrovision Corp.*	4,230	84,262
MAF Bancorp, Inc.	1,880	69,692
Magnum Hunter Resources, Inc.*	4,230	33,798
Manhattan Associates, Inc.*	2,350	61,030
Manitowoc Co.	2,350	52,405
Manufactured Home Communities, Inc.	1,645	57,756
Martek Biosciences Corp.*	1,880	80,727
Marvel Enterprises, Inc.*	4,230	80,793
MascoTech, Inc. (a)*	1,386	0
Massey Energy Co.	5,405	71,076

Common Stocks, continued

	Shares	Value
Maverick Tube Corp.*	3,290	$63,004
Maximus, Inc.*	1,410	38,958
Maxtor Corp.*	20,210	151,777
McDATA Corp.—Class A*	10,810	158,582
Mediacom Communications Corp.*	7,520	74,222
MEMC Electronic Materials, Inc.*	4,700	46,060
Mentor Corp.	6,580	127,520
Mentor Graphics Corp.*	10,340	149,723
Mercury Computer Systems, Inc.*	2,585	46,944
Merit Medical Systems, Inc.*	1,175	23,477
Meritage Corp.*	705	34,728
Methode Electronics, Inc.—Class A	2,820	30,315
MFA Mortgage Investments, Inc.	3,995	40,110
MGI Pharma, Inc.*	2,115	54,207
Micromuse, Inc.*	7,050	56,330
Micros Systems, Inc.*	1,410	46,502
Microsemi Corp.*	2,350	37,600
Mid-America Apartment Communities, Inc.	1,410	38,084
Mid-Atlantic Realty Trust	1,645	34,446
Millennium Chemicals, Inc.	5,640	53,636
Mills Corp.	2,820	94,611
Mine Safety Appliances Co.	705	30,752
Minerals Technologies, Inc.	1,880	91,481
Modine Manufacturing Co.	2,585	50,071
Monaco Coach Corp.*	2,115	32,423
Moog, Inc.—Class A*	1,175	40,831
Moore Wallace, Inc.*	1,170	17,176
Movie Gallery, Inc.*	1,410	26,015
MPS Group, Inc.*	7,990	54,971
Mueller Industries, Inc.*	2,820	76,450
Mykrolis Corp.*	3,290	33,394
Myriad Genetics, Inc.*	15,275	207,893
NACCO Industries, Inc.—Class A	470	27,702
National Health Investors, Inc.	2,115	39,001
National Penn Bancshares, Inc.	1,645	46,192
Nationwide Health Properties, Inc.	4,935	78,615
Nautica Enterprises, Inc.*	2,115	27,135
Nautilus Goup, Inc.	2,585	32,054
Navigant Consulting Co.*	3,760	44,556
NBTY, Inc.*	3,995	84,135
NCI Building Systems, Inc.*	1,645	27,472
NCO Group, Inc.*	1,645	29,462
NDCHealth Corp.	2,820	51,747
Nektar Therapeutics*	5,405	49,888
Net.B@nk, Inc.	15,040	197,926
NetIQ Corp.*	4,230	65,396
NetScreen Technologies, Inc.*	1,645	37,095
Neurocrine Biosciences, Inc.*	4,465	222,981
New Century Financial Corp.	1,880	82,062
New England Business Services, Inc.	1,175	35,250
New Jersey Resources Corp.	2,820	100,110
Newpark Resources, Inc.*	6,110	33,483
Newport Corp.*	3,290	48,692
Nextel Partners, Inc.—Class A*	6,580	48,034
Nordson Corp.	1,880	44,838
Northwest Natural Gas Co.	2,820	76,845
Novell, Inc.*	31,490	96,989
Noven Pharmaceuticals, Inc.*	2,350	24,064
NPS Pharmaceuticals, Inc.*	3,290	80,079
Nu Skin Enterprises, Inc.	3,995	41,748

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
NUI Corp.	1,410	$21,883
O’Charley’s, Inc.*	1,410	30,357
Oceaneering International, Inc.*	2,115	54,038
OceanFirst Financial Corp.	940	22,964
Odyssey Healthcare, Inc.*	1,410	52,170
Odyssey Re Holdings Corp.	1,410	29,751
OfficeMax, Inc.*	9,870	64,649
Offshore Logistics, Inc.*	1,880	40,890
Ohio Casualty Corp.*	4,465	58,849
Olin Corp.	5,170	88,407
OmniVision Technologies, Inc.*	1,880	58,656
ONEOK, Inc.	8,460	166,069
Openwave Systems, Inc.*	15,510	30,245
Orbital Sciences Corp.*	3,760	27,448
Oriental Financial Group, Inc.	2,350	60,372
OshKosh B’Gosh, Inc.—Class A	940	25,380
Oshkosh Truck Corp.	1,410	83,641
OSI Pharmaceuticals, Inc.*	3,290	105,971
Overseas Shipholding Group, Inc.	2,350	51,724
Overture Services, Inc.*	4,700	85,211
Owens & Minor, Inc.	3,055	68,279
P.F. Chang’s China Bistro, Inc.*	3,290	161,900
Pacific Capital Bancorp	3,055	107,078
Pacific Sunwear of California, Inc.*	4,465	107,562
PacifiCare Health Systems, Inc.*	2,820	139,110
Palm, Inc.*	2,350	38,235
Pan Pacific Retail Properties	3,995	157,203
Panera Bread Co.*	4,700	187,999
Papa John’s International, Inc.*	1,175	32,959
Parametric Technology Corp.*	22,090	67,375
PAREXEL International Corp.*	2,115	29,504
Park Electrochemical Corp.	1,645	32,818
Parkway Properties, Inc.	705	29,645
Patina Oil & Gas Corp.	2,641	84,908
Paxar Corp.*	2,820	31,020
Payless ShoeSource, Inc.*	9,870	123,374
Pediatrix Medical Group, Inc.*	1,880	67,022
Pegasus Systems, Inc.*	2,115	34,369
Penn National Gaming, Inc.*	3,290	67,610
Penn Virginia Corp.	705	30,315
Pennsylvania REIT	1,410	42,230
Pep Boys-Manny, Moe & Jack	4,230	57,147
Perrigo Co.	5,875	91,885
PFF Bancorp, Inc.	940	36,331
Pharmaceutical Resources, Inc.*	235	11,435
Philadelphia Consolidated Holding Corp.*	1,645	66,458
Phillips-Van Heusen Corp.	2,115	28,827
Photon Dynamics, Inc.*	4,230	116,874
Photronics, Inc.*	4,935	86,116
Piedmont Natural Gas Company, Inc.	3,055	118,565
Pinnacle Systems, Inc.*	8,460	90,522
Pixelworks, Inc.*	3,760	22,334
Plains Exploration & Production Co.*	1,147	12,399
Plains Resources, Inc.*	2,115	29,927
Plantronics, Inc.*	3,760	81,479
Plexus Corp.*	7,990	92,125
PMA Capital Corp.—Class A	3,760	47,263
PNM Resources, Inc.	3,290	88,008
PolyMedica Corp.	705	32,282
PolyOne Corp.	6,815	30,327

Common Stocks, continued

	Shares	Value
Port Financial Corp.	1,175	$63,309
Possis Medical, Inc.*	1,410	19,345
Post Properties, Inc.	3,760	99,640
Potlatch Corp.	2,585	66,564
Power Integrations, Inc.*	2,820	68,582
Power-One, Inc.*	8,225	58,809
Powerwave Technologies, Inc.*	8,930	55,991
Pre-Paid Legal Services, Inc.*	1,410	34,587
Prentiss Properties Trust	3,760	112,762
PRG-Schultz International, Inc.*	3,525	20,798
Price Communications Corp.*	4,230	54,609
PRIMEDIA, Inc.*	11,515	35,121
Priority Healthcare Corp.—Class B*	2,115	39,233
ProAssurance Corp.*	2,115	57,084
Progress Software Corp.*	2,350	48,716
ProQuest Co.*	1,645	42,441
Prosperity Bancshares, Inc.	1,175	22,619
Protein Design Labs, Inc.*	10,575	147,839
Provident Bankshares Corp.	2,350	59,714
Province Healthcare Co.*	4,700	52,029
PS Business Parks, Inc.	940	33,182
PSS World Medical, Inc.*	6,110	35,133
Pulitzer, Inc.	940	46,455
Quanex Corp.	1,410	41,905
Quantum Corp.*	12,220	49,491
Quest Software, Inc.*	3,290	39,151
Quicksilver Resources, Inc.*	940	22,513
Quiksilver, Inc.*	4,700	77,503
R & G Finanical Corp.—Class B	1,410	41,877
RAIT Investment Trust	1,645	43,593
Ralcorp Holdings, Inc.*	2,585	64,522
Rambus, Inc.*	6,580	109,031
Range Resources Corp.*	4,465	27,996
RARE Hospitality International, Inc.*	1,880	61,438
Rayovac Corp.*	2,820	36,519
Realty Income Corp.	3,055	116,334
Red Hat, Inc.*	12,925	97,842
Redwood Trust, Inc.	940	37,515
Regal-Beloit Corp.	1,880	35,908
Regeneron Pharmaceuticals, Inc.*	3,055	48,116
Regis Corp.	6,815	197,975
RehabCare Group, Inc.*	1,410	20,657
Reliance Steel & Aluminum Co.	2,115	43,781
REMEC, Inc.*	4,700	32,712
Remington Oil & Gas Corp.*	1,880	34,554
ResMed, Inc.*	2,820	110,544
Resources Connection, Inc.*	1,645	39,250
Respironics, Inc.*	3,525	132,258
RFS Hotel Investors, Inc.	2,350	28,952
Right Management Consultants, Inc.*	1,645	20,809
RLI Corp.	1,410	46,389
Roadway Corp.	1,645	46,932
Rogers Corp.*	1,410	46,953
Rollins, Inc.	1,175	22,149
Roper Industries, Inc.	3,055	113,646
Roto-Rooter, Inc.	940	35,899
RSA Security, Inc.*	4,465	47,999
Ruddick Corp.	2,820	44,330
Russ Berrie & Co., Inc.	1,410	51,479
Russell Corp.	2,115	40,185

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Ryan’s Family Steak Houses, Inc.*	3,760	$52,640
S1 Corp.*	5,875	23,735
Sandisk Corp.*	5,640	227,573
SangStat Medical Corp.*	16,920	221,482
Saxon Capital, Inc.*	2,350	40,843
Scansoft, Inc.*	4,935	26,797
School Specialty, Inc.*	2,115	60,193
Schulman (A.), Inc.	4,700	75,482
Schweitzer-Mauduit International, Inc.	1,410	34,037
SCP Pool Corp.*	2,350	80,840
Seacoast Financial Services Corp.	2,115	41,877
SEACOR SMIT, Inc.*	2,115	77,176
Select Medical Corp.*	1,410	35,010
Selective Insurance Group, Inc.	2,115	52,981
Senior Housing Properties Trust	3,995	54,172
Sensient Technologies Corp.	3,760	86,442
Sepracor, Inc.*	6,345	114,400
SERENA Software, Inc.*	2,115	44,161
Service Corporation International*	24,675	95,492
Shopko Stores, Inc.*	2,585	33,605
Shuffle Master, Inc.*	4,465	131,225
Shurgard Storage Centers, Inc.—Class A	3,525	116,607
Sierra Health Services, Inc.*	2,350	47,000
Sierra Pacific Resources*	8,930	53,044
Silicon Graphics, Inc.*	15,980	18,217
Silicon Image, Inc.*	4,935	27,537
Silicon Laboratories, Inc.*	2,820	75,125
Simpson Manufacturing Co., Inc.*	1,410	51,606
Sinclair Broadcast Group—Class A*	3,760	43,654
Skyworks Solutions, Inc.*	11,985	81,138
SL Green Realty Corp.	3,760	131,186
Smith (A.O.) Corp.	1,410	39,692
Sola International, Inc.*	1,880	32,712
Solutia, Inc.	8,695	18,955
Sonic Corp.*	3,290	83,665
Sonus Networks, Inc.*	15,275	76,833
Sotheby’s Holdings, Inc.—Class A*	3,760	27,974
Sourcecorp*	1,410	30,456
South Financial Group, Inc.	7,990	186,406
Southern Peru Copper Corp.	1,175	17,978
Southern Union Co.*	3,525	59,714
Southwest Bancorporation of Texas, Inc.*	5,170	168,076
Southwest Gas Corp.	2,820	59,728
Southwestern Energy Co.*	2,350	35,274
Sovran Self Storage, Inc.	1,175	37,013
Spanish Broadcasting System, Inc.*	4,935	40,220
Spartech Corp.	1,175	24,922
Speedway Motorsports, Inc.	1,175	31,490
Spherion Corp.*	4,935	34,298
Spinnaker Exploration Co.*	2,115	55,413
SPS Technologies, Inc.	940	25,418
St. Mary Land & Exploration Co.	2,585	70,571
Stage Stores, Inc.*	1,880	44,180
Standard Pacific Corp.	3,290	109,096
Standard Register Co.	1,410	23,237
StarTek, Inc.*	940	24,722
Staten Island Bancorp, Inc.	4,935	96,134
Station Casinos, Inc.*	6,110	154,277
Steel Dynamics, Inc.*	2,820	38,634
Stericycle, Inc.	3,055	117,556

Common Stocks, continued

	Shares	Value
Sterling Bancshares, Inc.	3,525	$46,107
Sterling Financial Corp.*	1,221	29,744
Stewart & Stevenson Services, Inc.	2,350	37,013
Stewart Enterprises, Inc.—Class A*	7,990	34,357
Stewart Information Services Corp.*	1,645	45,813
Stone Energy Corp.*	1,880	78,810
Strayer Education, Inc.	940	74,683
Stride Rite Corp.	3,055	30,428
Summit Properties, Inc.	1,880	38,822
Sunrise Assisted Living, Inc.*	1,645	36,815
Superior Energy Services, Inc.*	4,230	40,100
Superior Industries International, Inc.	3,055	127,394
SureWest Communications	1,175	35,544
SurModics, Inc.*	3,760	114,680
Susquehanna Bancshares, Inc.	3,525	82,309
Swift Energy Co.*	2,115	23,265
Sybron Dental Special, Inc.*	3,290	77,644
Sycamore Networks, Inc.*	13,395	51,303
Sylvan Learning Systems, Inc.*	6,110	139,552
Symyx Technologies, Inc.*	2,350	38,352
Take-Two Interactive Software, Inc.*	4,230	119,878
Taubman Centers, Inc.	3,055	58,534
Techne Corp.*	6,110	185,377
Technitrol, Inc.*	3,525	53,051
Tecumseh Products Co.	1,645	63,020
Tekelec*	4,230	47,799
Teledyne Technologies, Inc.*	2,585	33,864
Telik, Inc.*	2,820	45,317
Tennant Co.	705	25,909
Terex Corp.*	3,525	68,808
Tesoro Petroleum Corp.*	5,640	38,803
Tetra Tech, Inc.*	4,230	72,460
TETRA Technologies, Inc.*	1,175	34,839
Texas Industries, Inc.	1,880	44,744
Texas Regional Bancshares, Inc.—Class A	2,115	73,391
The Medicines Co.*	2,350	46,272
The Men’s Wearhouse, Inc.*	2,585	56,482
The Topps Company, Inc.*	3,055	26,242
Thomas & Betts Corp.*	3,760	54,332
Thor Industries, Inc.	1,410	57,556
Thoratec Corp.*	4,230	63,027
Thornburg Mortgage Asset Corp.	6,110	150,917
THQ, Inc.*	5,875	105,750
Tibco Software, Inc.*	6,815	34,688
Tom Brown, Inc.*	3,055	84,898
Too, Inc.*	4,230	85,658
Toro Co.	2,350	93,413
Town & Country Trust	1,410	32,783
Tractor Supply Co.*	1,410	67,328
Tredegar Corp.	2,115	31,704
Triad Guaranty, Inc.*	705	26,755
Triarc Cos., Inc.*	1,175	35,238
Trimble Navigation, Ltd.*	2,115	48,497
Trimeris, Inc.*	1,880	85,878
Trinity Industries, Inc.	3,290	60,898
TriQuint Semiconductor, Inc.*	11,750	48,880
Triumph Group, Inc.*	1,410	39,720
Tuesday Morning Corp.*	1,645	43,264
Tupperware Corp.	4,465	64,117
U.S. Restaurant Properties, Inc.	2,350	36,895

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
UCBH Holdings, Inc.	6,110	$175,234
UGI Corp.	4,230	134,091
UICI*	3,290	49,580
UIL Holdings Corp.	1,175	47,646
Ultratech Stepper, Inc.*	2,115	39,106
Umpqua Holdings Corp.	2,585	49,089
Unifi, Inc.*	4,230	26,226
Unisource Energy Corp.	2,350	44,180
Unit Corp.*	3,290	68,794
United Defense Industries, Inc.*	1,880	48,767
United Natural Foods, Inc.*	1,645	46,290
United Online, Inc.*	1,880	47,639
United Stationers, Inc.*	3,055	110,499
United Surgical Partners International, Inc.*	4,935	111,482
United Therapeutics Corp.*	1,410	30,710
Universal Compression Holdings, Inc.*	1,410	29,413
Universal Corp.	2,350	99,405
Universal Health Realty Income Trust	940	25,380
Urban Outfitters, Inc.*	2,115	75,929
US Oncology, Inc.*	5,875	43,416
USEC, Inc.	7,990	56,089
USF Corp.	2,585	69,717
Valhi, Inc.	2,115	20,346
Valmont Industries, Inc.	1,175	22,866
Varian Semiconductor Equipment Associates, Inc.*	4,700	139,871
Varian, Inc.*	3,055	105,917
VCA Antech, Inc.*	1,880	36,792
Vector Group, Ltd.	1,880	32,900
Veeco Instruments, Inc.*	6,580	112,057
Ventana Medical Systems, Inc.*	1,175	31,937
Ventas, Inc.	7,285	110,368
Verity, Inc.*	5,170	65,452
Viasys Healthcare, Inc.*	2,350	48,645
Vignette Corp.*	19,740	41,059
Vintage Petroleum, Inc.	4,230	47,714
VISX, Inc.*	4,230	73,391
Vitesse Semiconductor Corp.*	17,155	84,403
W Holding Co., Inc.	3,760	63,619
W-H Energy Services, Inc.*	2,115	41,200
Wabtec Corp.	3,055	42,495
Walter Industries, Inc.	2,350	27,613
Washington REIT	3,525	95,880
Waste Connections, Inc.*	2,585	90,604
Watsco, Inc.	1,645	27,241
Watson Wyatt & Company Holdings*	1,645	38,131
Watts Industries, Inc.—Class A	1,410	25,169
Wausau-Mosinee Paper Corp.	3,290	36,848
Waypoint Financial Corp.	3,290	59,352
WD-40 Co.	1,410	40,256
WebEx Communications, Inc.*	2,585	36,061
webMethods, Inc.*	3,995	32,479
Websense, Inc.*	1,880	29,441
Wellman, Inc.	2,820	31,584
Werner Enterprises, Inc.	3,760	79,712
Westar Energy, Inc.	6,345	102,979
Western Digital Corp.*	16,215	167,014
Western Gas Resources, Inc.	1,645	65,142
Westport Resources Corp.*	1,880	42,770

Common Stocks, continued

	Shares	Value
WGL Holdings, Inc.	5,170	$138,038
Wilson Greatbatch Technologies, Inc.*	2,115	76,352
Winnebago Industries, Inc.	1,175	44,533
Wintrust Financial Corp.	1,410	41,736
WMS Industries, Inc.*	2,115	32,973
Wolverine World Wide, Inc.	3,760	72,418
Woodward Governor Co.	705	30,315
Worthington Industries, Inc.	6,580	88,171
WPS Resources Corp.	4,935	198,387
Wright Medical Group, Inc.*	1,410	26,790
WSFS Financial Corp.	1,880	72,192
XM Satellite Radio Holdings, Inc.— Class A*	8,460	93,482
Yankee Candle Co., Inc.*	2,350	54,567
Yellow Corp.*	5,170	119,686
Zoll Medical Corp.*	705	23,660
Zoran Corp.*	3,290	63,201

TOTAL COMMON STOCKS		51,583,182

Warrant (0.0%)
Microstrategy, Inc.	3,674	735

TOTAL WARRANT		735

Convertible Bond (0.3%)

	Principal Amount
Microstrategy, Inc., 7.50%, 06/24/07	$155,600	181,274

TOTAL CONVERTIBLE BOND		181,274

Federal Home Loan Bank (14.1%)
Federal Home Loan Bank, 0.51%, 07/01/03	8,606,000	8,605,880

TOTAL FEDERAL HOME LOAN BANK		8,605,880

TOTAL INVESTMENTS (Cost $55,583,310)(b) —99.2%		60,371,071
Net other assets (liabilities)—0.8%		476,564

NET ASSETS—100.0%		$60,847,635

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
Russell 2000 Futures Contract expiring September 2003 (Underlying face amount at value $41,208,600)	183	$(487,740)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
Russell 2000 Index Swap Agreements expiring 08/27/03-09/26/03 (Underlying notional amount at value $29,130,268)	64,969	$(36,418)

*	Non-income producing security
(a)	Escrowed security
(b)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$5,484,320
Unrealized depreciation	(696,559)

Net unrealized appreciation/depreciation	$4,787,761

The ProFund VP UltraSmall-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.1%
Aerospace/Defense	0.7%
Agriculture	0.4%
Airlines	0.2%
Apparel	0.8%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.4%
Banks	3.6%
Biotechnology	1.8%
Building Materials	0.6%
Chemicals	2.2%
Coal	0.3%
Commercial Services	3.8%
Computers	4.2%
Distribution/Wholesale	0.6%
Diversified Financial Services	1.0%
Electric	1.6%
Electrical Components & Equipment	0.7%
Electronics	2.3%
Energy—Alternate Sources	0.1%
Engineering & Construction	0.4%

Entertainment	0.8%
Environmental Control	0.6%
Food	1.6%
Forest Products & Paper	0.5%
Gas	1.8%
Hand/Machine Tools	0.4%
Healthcare—Products	3.5%
Healthcare—Services	1.7%
Holding Companies—Diversified	0.0%
Home Builders	1.1%
Household Products/Wares	1.0%
Housewares	0.2%
Insurance	1.4%
Internet	2.7%
Investment Companies	0.3%
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.6%
Machinery—Construction & Mining	0.2%
Machinery—Diversified	1.2%
Manufacturing	1.4%
Media	0.8%
Metal Fabricate/Hardware	0.6%
Mining	0.2%
Office/Business Equipment	0.1%
Oil & Gas	2.3%
Oil & Gas Services	1.1%
Packaging & Containers	0.2%
Pharmaceuticals	3.9%
Pipelines	0.2%
Real Estate	0.2%
Real Estate Investment Trust	7.6%
Retail	5.9%
Savings & Loans	1.8%
Semiconductors	3.5%
Software	3.9%
Telecommunications	2.6%
Textiles	0.4%
Toys/Games/Hobbies	0.3%
Transportation	2.1%
Water	0.1%
Other	14.9%

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP UltraSmall-Cap

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $55,583,310)	$60,371,071
Cash	11,129
Segregated cash balances with brokers for futures contracts	3,054,225
Dividends and interest receivable	54,710
Receivable for investments sold	5,482,837
Receivable for capital shares issued	2,429
Prepaid expenses	771

Total Assets	68,977,172

Liabilities:
Payable for capital shares redeemed	7,949,101
Unrealized depreciation on swap agreements	36,418
Variation margin on futures contracts	23,950
Advisory fees payable	41,000
Management services fees payable	8,200
Administration fees payable	2,716
Administrative services fees payable	27,345
Distribution fees payable	14,655
Other accrued expenses	26,152

Total Liabilities	8,129,537

Net Assets	$60,847,635

Net Assets consist of:
Capital	$99,319,421
Accumulated net investment income/(loss)	(110,715)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(42,624,674)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	4,263,603

Net Assets	$60,847,635

Shares of Beneficial Interest Outstanding	3,128,734

Net Asset Value (offering and redemption price per share)	$19.45

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$122,944
Dividends	113,319

Total Investment Income	236,263

Expenses:
Advisory fees	140,221
Management services fees	28,044
Administration fees	11,669
Administrative services fees	88,691
Distribution fees	46,594
Custody fees	23,226
Fund accounting fees	15,754
Transfer agent fees	12,534
Other fees	17,714

Total Gross Expenses before reductions	384,447
Less Expenses reduced by the Advisor	(15,105)

Total Net Expenses	369,342

Net Investment Income/(Loss)	(133,079)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	(398,852)
Net realized gains (losses) on futures contracts and swap agreements	7,182,629
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	4,731,986

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	11,515,763

Change in Net Assets Resulting from Operations	$11,382,684

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP UltraSmall-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(133,079)	$(322,840)
Net realized gains (losses) on investments, futures contracts and swap agreements	6,783,777	(12,936,146)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swaps agreements	4,731,986	(12,513,542)

Change in net assets resulting from operations	11,382,684	(25,772,528)

Capital Transactions:
Proceeds from shares issued	222,850,375	914,822,517
Cost of shares redeemed	(203,946,395)	(947,529,845)

Change in net assets resulting from capital transactions	18,903,980	(32,707,328)

Change in net assets	30,286,664	(58,479,856)
Net Assets:
Beginning of period	30,560,971	89,040,827

End of period	$60,847,635	$30,560,971

Share Transactions:
Issued	13,570,182	45,257,718
Redeemed	(12,529,225)	(46,661,053)

Change in shares	1,040,957	(1,403,335)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP UltraSmall-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the year ended December 31, 2000		For the period October 18, 1999(a) through December 31, 1999
	(Unaudited)
Net Asset Value, Beginning of Period	$14.64		$25.51		$27.61		$35.99		$30.00

Net investment income/(loss)	(0.06	)(b)	(0.16	)(b)	(0.17	)(b)	(0.04	)(b)	0.06	(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swaps agreements	4.87		(10.71)		(1.93)		(7.90)		5.93

Total income/(loss) from investment operations	4.81		(10.87)		(2.10)		(7.94)		5.99

Distributions to Shareholders From:
Net investment income	—		—		—		(0.02)		—
Net realized gains on investments and futures contracts	—		—		—		(0.42)		—

Total distributions	—		—		—		(0.44)		—

Net Asset Value, End of Period	$19.45		$14.64		$25.51		$27.61		$35.99

Total Return	32.86	%(c)	(42.61)%		(7.61)%		(22.14)%		19.97	%(c)
Ratios/Supplemental Data:
Net assets, end of period	$60,847,635		$30,560,971		$89,040,827		$33,387,952		$9,803,920
Ratio of net expenses to average net assets	1.97	%(d)	1.98%		2.11%		1.95%		1.70	%(d)
Ratio of net investment income/(loss) to average net assets	(0.71	)%(d)	(0.78)%		(0.69)%		(0.12)%		1.75	%(d)
Ratio of gross expenses to average net assets	2.05	%(d)	2.15%		2.11%		2.24%		2.53	%(d)
Portfolio turnover(e)	215%		1,511%		842%		1,971%		686%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraOTC (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (81.9%)

	Shares	Value
ADC Telecommunications, Inc.*	53,654	$124,907
Adobe Systems, Inc.	12,159	389,939
Altera Corp.*	28,757	471,615
Amazon.com, Inc.*	13,896	507,065
American Power Conversion Corp.*	10,615	165,488
Amgen, Inc.*	32,231	2,141,428
Apollo Group, Inc.—Class A*	9,457	584,064
Apple Computer, Inc.*	27,213	520,313
Applied Materials, Inc.*	45,934	728,513
BEA Systems, Inc.*	19,879	215,886
Bed Bath & Beyond, Inc.*	21,230	823,936
Biogen, Inc.*	9,843	374,034
Biomet, Inc.	18,528	531,012
Broadcom Corp.—Class A*	10,229	254,804
Brocade Communications Systems, Inc.*	13,896	81,847
C.H. Robinson Worldwide, Inc.	4,439	157,851
CDW Corp.*	4,632	212,146
Cephalon, Inc.*	2,702	111,214
Check Point Software Technologies, Ltd.*	12,931	252,801
Chiron Corp.*	13,896	607,533
CIENA Corp.*	27,599	143,239
Cintas Corp.	11,001	389,875
Cisco Systems, Inc.*	134,135	2,238,713
Citrix Systems, Inc.*	10,422	212,192
Comcast Corp.—Special Class A*	50,759	1,531,907
Compuware Corp.*	12,545	72,385
Comverse Technology, Inc.*	10,422	156,643
Costco Wholesale Corp.*	12,931	473,275
Dell Computer Corp.*	50,566	1,616,089
DENTSPLY International, Inc.	4,053	165,768
Dollar Tree Stores, Inc.*	5,790	183,717
eBay, Inc.*	12,738	1,327,046
EchoStar Communications Corp.— Class A*	13,510	467,716
Electronic Arts, Inc.*	7,913	585,483
Ericsson (LM) Telephone Co.—ADR*	6,369	67,702
Expeditors International of Washington, Inc.	5,404	187,194
Express Scripts, Inc.—Class A*	3,667	250,529
Fastenal Co.	3,860	131,008
First Health Group Corp.*	5,211	143,824
Fiserv, Inc.*	12,931	460,473
Flextronics International, Ltd.*	30,301	314,828
Gentex Corp.*	4,246	129,970
Genzyme Corp.—General Division*	14,475	605,055
Gilead Sciences, Inc.*	10,615	589,982
Henry Schein, Inc.*	2,123	111,118
Human Genome Sciences, Inc.*	6,948	88,379
ICOS Corp.*	3,281	120,577
IDEC Pharmaceuticals Corp.*	9,071	308,414
Intel Corp.	122,362	2,543,172
InterActiveCorp*	27,985	1,107,366
Intuit, Inc.*	13,896	618,789
Invitrogen Corp.*	2,509	96,270
JDS Uniphase Corp.*	85,885	301,456
Juniper Networks, Inc.*	13,317	164,731
KLA-Tencor Corp.*	12,352	574,244
Lamar Advertising Co.*	4,439	156,297

Common Stocks, continued

	Shares	Value
Lincare Holdings, Inc.*	5,404	$170,280
Linear Technology Corp.	22,388	721,117
Maxim Integrated Products, Inc.	24,318	831,432
MedImmune, Inc.*	14,475	526,456
Mercury Interactive Corp.*	4,825	186,293
Microchip Technology, Inc.	9,071	223,419
Microsoft Corp.	197,632	5,061,355
Millennium Pharmaceuticals, Inc.*	17,370	273,230
Molex, Inc.	5,211	140,645
Monster Worldwide, Inc.*	6,369	125,660
Network Appliance, Inc.*	18,914	306,596
Nextel Communications, Inc.— Class A*	68,322	1,235,262
Novellus Systems, Inc.*	8,106	296,850
NVIDIA Corp.*	9,264	213,165
Oracle Corp.*	116,958	1,405,834
PACCAR, Inc.	6,948	469,407
PanAmSat Corp.*	10,808	199,191
Patterson Dental Co.*	3,474	157,650
Patterson-UTI Energy, Inc.*	4,439	143,824
Paychex, Inc.	19,107	560,026
PeopleSoft, Inc.*	23,932	420,964
Petsmart, Inc.*	7,527	125,475
Pixar Animation Studios*	2,895	176,132
QLogic Corp.*	5,211	251,848
Qualcomm, Inc.	50,952	1,821,534
RF Micro Devices, Inc.*	11,194	67,388
Ross Stores, Inc.	4,053	173,225
Ryanair Holdings PLC—ADR*	3,281	147,317
Sanmina-SCI Corp.*	29,143	183,892
Siebel Systems, Inc.*	30,687	292,754
Sigma-Aldrich Corp.	3,667	198,678
Smurfit-Stone Container Corp.*	12,931	168,491
Staples, Inc.*	17,563	322,281
Starbucks Corp.*	28,950	709,854
Sun Microsystems, Inc.*	75,077	345,354
Symantec Corp.*	8,299	363,994
Synopsys, Inc.*	3,667	226,804
Tellabs, Inc.*	12,545	82,421
Teva Pharmaceutical Industries, Ltd.—ADR	10,422	593,325
VeriSign, Inc.*	11,966	165,490
Veritas Software Corp.*	22,774	652,931
Whole Foods Market, Inc.*	3,088	146,773
Xilinx, Inc.*	23,932	605,719
Yahoo!, Inc.*	15,440	505,814

TOTAL COMMON STOCKS		49,887,972

Federal Agricultural Mortgage Corporation (3.0%)

	Principal Amount
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$1,811,000	1,810,975

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		1,810,975

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraOTC (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Home Loan Bank (3.0%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$1,811,000	$1,810,975

TOTAL FEDERAL HOME LOAN BANK		1,810,975

Federal National Mortgage Association (3.0%)
Federal National Mortgage Association, 0.51%, 07/01/03	1,811,000	1,810,975

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		1,810,975

Repurchase Agreements (5.9%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $1,807,040 (Collateralized by a Federal Home Loan Bank Security)	1,807,000	1,807,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with maturity value of $1,811,028 (Collateralized by U.S. Treasury Notes)	1,811,000	1,811,000

TOTAL REPURCHASE AGREEMENTS		3,618,000

TOTAL INVESTMENTS (Cost $45,150,049)(a)—96.8%		58,938,897
Net other assets (liabilities)—3.2%		1,963,502

NET ASSETS—100.0%		$60,902,399

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $31,732,800)	264	(828,038)
Futures Contracts Sold

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $2,572,280)	(107)	6,179

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
NASDAQ-100 Index Swap Agreements expiring 07/25/03-07/28/03 (Underlying notional amount at value $42,847,811)	35,656	$(126,936)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$13,828,346
Unrealized depreciation	(39,498)

Net unrealized appreciation/depreciation	$13,788,848

ADR	American Depositary Receipt

The ProFund VP UltraOTC invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.5%
Airlines	0.2%
Auto Manufacturers	0.8%
Biotechnology	7.6%
Chemicals	0.3%
Commercial Services	2.1%
Computers	6.2%
Distribution/Wholesale	0.6%
Electrical Components & Equipment	0.5%
Electronics	1.0%
Food	0.2%
Healthcare—Products	1.6%
Healthcare—Services	0.3%
Internet	6.9%
Media	2.5%
Oil & Gas	0.2%
Packaging & Containers	0.3%
Pharmaceuticals	3.4%
Retail	4.6%
Semiconductors	12.7%
Software	16.6%
Telecommunications	11.6%
Textiles	0.6%
Transportation	0.6%
Other	18.1%

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP UltraOTC

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $41,532,049)	$55,320,897
Repurchase agreements, at cost	3,618,000

Total Investments	58,938,897
Cash	92,558
Segregated cash balances with brokers for futures contracts	2,946,640
Dividends and interest receivable	1,279
Receivable for capital shares issued	2,267,333
Prepaid expenses	1,688

Total Assets	64,248,395

Liabilities:
Payable for capital shares redeemed	2,959,190
Unrealized depreciation on swap agreements	126,936
Variation margin on futures contracts	153,878
Advisory fees payable	37,030
Management services fees payable	7,405
Administration fees payable	2,505
Administrative services fees payable	25,243
Distribution fees payable	13,801
Other accrued expenses	20,008

Total Liabilities	3,345,996

Net Assets	$60,902,399

Net Assets consist of:
Capital	$462,210,634
Accumulated net investment income/(loss)	(387,160)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(413,761,128)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	12,840,053

Net Assets	$60,902,399

Shares of Beneficial Interest Outstanding	28,726,229

Net Asset Value (offering and redemption price per share)	$2.12

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$49,163
Dividends	34,444

Total Investment Income	83,607

Expenses:
Advisory fees	182,758
Management services fees	36,552
Administration fees	13,449
Administrative services fees	116,981
Distribution fees	60,704
Custody fees	16,183
Fund accounting fees	19,430
Transfer agent fees	17,202
Other fees	24,216

Total Gross Expenses before reductions	487,475
Less Expenses reduced by the Advisor	(13,780)

Total Net Expenses	473,695

Net Investment Income/(Loss)	(390,088)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	1,965,675
Net realized gains (losses) on futures contracts and swap agreements	9,633,142
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	7,684,863

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	19,283,680

Change in Net Assets Resulting from Operations	$18,893,592

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP UltraOTC

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(390,088)	$(901,925)
Net realized gains (losses) on investments, futures contracts and swap agreements	11,598,817	(62,271,783)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	7,684,863	(4,586,398)

Change in net assets resulting from operations	18,893,592	(67,760,106)

Capital Transactions:
Proceeds from shares issued	316,079,569	707,471,957
Cost of shares redeemed	(327,259,260)	(688,654,704)

Change in net assets resulting from capital transactions	(11,179,691)	18,817,253

Change in net assets	7,713,901	(48,942,853)
Net Assets:
Beginning of period	53,188,498	102,131,351

End of period	$60,902,399	$53,188,498

Share Transactions:
Issued	183,550,294	287,626,436
Redeemed	(190,224,404)	(273,382,614)

Change in shares	(6,674,110)	14,243,822

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP UltraOTC

Financial Highlights

For a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002		For the year ended December 31, 2001		For the year ended December 31, 2000		For the period October 18, 1999(a) through December 31, 1999
Net Asset Value, Beginning of Period	$1.50		$4.83		$15.44		$70.93		$30.00

Net investment income/(loss)	(0.01	)(b)	(0.04	)(b)	(0.11	)(b)	(0.40	)(b)	(0.06)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	0.63		(3.29)		(10.50)		(51.29)		40.99

Total income/(loss) from investment activities	0.62		(3.33)		(10.61)		(51.69)		40.93

Distributions to Shareholders From:
Net realized gains on investments and futures contracts	—		—		—		(3.80)		—

Net Asset Value, End of Period	$2.12		$1.50		$4.83		$15.44		$70.93

Total Return	41.33	%(c)	(68.94)%		(68.72)%		(73.37)%		136.43	%(c)
Ratios/Supplemental Data:
Net assets, end of period	$60,902,399		$53,188,498		$102,131,351		$115,497,878		$67,897,587
Ratio of net expenses to average net assets	1.94	%(d)	1.98%		1.95%		1.65%		1.65	%(d)
Ratio of net investment income/(loss) to average net assets	(1.60	)%(d)	(1.64)%		(1.60)%		(0.79)%		(0.77	)%(d)
Ratio of gross expenses to average net assets	2.00	%(d)	2.08%		1.95%		1.65%		1.97	%(d)
Portfolio turnover(e)	532%		982%		465%		683%		101%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bear (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (19.4%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$21,647,000	$21,646,699

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		21,646,699

Federal Home Loan Bank (19.4%)
Federal Home Loan Bank, 0.51%, 07/01/03	21,647,000	21,646,699

TOTAL FEDERAL HOME LOAN BANK		21,646,699

Federal National Mortgage Association (19.4%)
Federal National Mortgage Association, 0.51%, 07/01/03	21,647,000	21,646,700

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		21,646,700

Repurchase Agreements (38.8%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $21,642,481 (Collateralized by a Federal Home Loan Bank Security)	21,642,000	21,642,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with a maturity value of $21,649,331 (Collateralized by U.S. Treasury Notes)	21,649,000	21,649,000

TOTAL REPURCHASE AGREEMENTS		43,291,000

Options Purchased (0.0%)

	Contracts	Value
S&P 500 Futures Option expiring July 2003 @ $1,250	400	$3,000

TOTAL OPTIONS PURCHASED		3,000

TOTAL INVESTMENTS (Cost $108,238,801)(a)—97.0%		108,234,098
Net other assets (liabilities)—3.0%		3,373,248

NET ASSETS—100.0%		$111,607,346

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ Depreciation
S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $44,028,250)	(181)	$175,936
E-Mini S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $97,300)	(2)	1,947
Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
S&P 500 Index Swap Agreements expiring 07/28/03-09/26/03 (Underlying notional amount at value $67,657,943)	(69,428)	$119,417

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$22
Unrealized depreciation	(4,725)

Net unrealized appreciation/depreciation	$(4,703)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Bear

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $64,947,801)	$64,943,098
Repurchase agreements, at cost	43,291,000

Total Investments	108,234,098
Segregated cash balances with brokers for futures contracts	2,621,667
Interest receivable	812
Receivable for capital shares issued	802,489
Unrealized appreciation on swap agreements	119,417
Variation margin on futures contracts	58,682
Prepaid expenses	4,496

Total Assets	111,841,661

Liabilities:
Cash overdraft	45,382
Payable for capital shares redeemed	1,247
Advisory fees payable	57,609
Management services fees payable	11,522
Administration fees payable	3,940
Administrative services fees payable	41,363
Distribution fees payable	21,146
Other accrued expenses	52,106

Total Liabilities	234,315

Net Assets	$111,607,346

Net Assets consist of:
Capital	$126,039,447
Accumulated net investment income/(loss)	(497,716)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(14,226,982)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	292,597

Net Assets	$111,607,346

Shares of Beneficial Interest Outstanding	3,011,968

Net Asset Value (offering and redemption price per share)	$37.05

Statement of Operations
For the six months ended June 30, 2003
Investment Income:
Interest	$648,990

Expenses:
Advisory fees	439,576
Management services fees	87,916
Administration fees	25,877
Administrative services fees	286,524
Distribution fees	146,341
Custody fees	32,961
Fund accounting fees	47,842
Transfer agent fees	42,964
Other fees	60,498

Total Gross Expenses before reductions	1,170,499
Less Expenses reduced by the Advisor	(17,234)

Total Net Expenses	1,153,265

Net Investment Income/(Loss)	(504,275)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	104,655
Net realized gains (losses) on futures contracts and swap agreements	(12,725,857)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	705,086

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	(11,916,116)

Change in Net Assets Resulting from Operations	$(12,420,391)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Bear

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002

From Investment Activities:
Operations:
Net investment income/(loss)	$(504,275)	$(417,938)
Net realized gains (losses) on investments, futures contracts and swap agreements	(12,621,202)	3,179,720
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	705,086	(228,289)

Change in net assets resulting from operations	(12,420,391)	2,533,493

Distributions to Shareholders From:
Net investment income	—	(163,471)

Change in net assets resulting from distributions	—	(163,471)

Capital Transactions:
Proceeds from shares issued	851,898,132	2,094,654,367
Dividends reinvested	—	163,471
Cost of shares redeemed	(805,808,180)	(2,056,540,320)

Change in net assets resulting from capital transactions	46,089,952	38,277,518

Change in net assets	33,669,561	40,647,540
Net Assets:
Beginning of period	77,937,785	37,290,245

End of period	$111,607,346	$77,937,785

Share Transactions:
Issued	21,012,941	52,297,216
Reinvested	—	3,845
Redeemed	(19,843,767)	(51,521,540)

Change in shares	1,169,174	779,521

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Bear

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$42.29		$35.07		$30.00

Investment Activities:
Net investment income/(loss)	(0.18	)(b)	(0.23	)(b)	0.26	(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	(5.06)		7.53		4.81

Total income/(loss) from investment activities	(5.24)		7.30		5.07

Distribution to Shareholders From:
Net investment income	—		(0.08)		—

Net Asset Value, End of Period	$37.05		$42.29		$35.07

Total Return	(12.39	)%(c)	20.82%		16.90	%(c)
Ratios/Supplemental Data:
Net assets, end of period	$111,607,346		$77,937,785		$37,290,245
Ratio of net expenses to average net assets	1.97	%(d)	1.98%		1.89	%(d)
Ratio of net investment income/(loss) to average net assets	(0.86	)%(d)	(0.57)%		0.77	%(d)
Ratio of gross expenses to average net assets	2.00	%(d)	2.03%		1.89	%(d)
Portfolio turnover(e)	—		—		1,144%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Short Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (23.1%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$38,000	$37,999

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		37,999

Federal Home Loan Bank (23.1%)
Federal Home Loan Bank, 0.51%, 07/01/03	38,000	37,999

TOTAL FEDERAL HOME LOAN BANK		37,999

Federal National Mortgage Association (23.1%)
Federal National Mortgage Association, 0.51%, 07/01/03	38,000	38,000

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		38,000

Repurchase Agreements (45.8%)
State Street Bank, 0.80%, 07/01/03 dated 06/30/03, with maturity value of $37,001 (Collateralized by a Federal Home Loan Bank Security)	37,000	37,000
UMB Bank, 0.55%, 07/01/03 dated 06/30/03, with maturity value of $38,001 (Collateralized by U.S. Treasury Notes)	38,000	38,000

TOTAL REPURCHASE AGREEMENTS		75,000

Options Purchased (0.0%)

	Contracts	Value
Russell Futures Option expiring July 2003@ $900	10	$50

TOTAL OPTIONS PURCHASED		50

TOTAL INVESTMENTS (Cost $189,294)(a)—115.1%		189,048
Net other assets (liabilities)—(15.1)%		(24,848)

NET ASSETS—100.0%		$164,200

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
Russell 2000 Index Swap Agreements expiring 09/26/03 (Underlying notional amount at value $163,395)	(364)	$138

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	(246)

Net unrealized appreciation/depreciation	$(246)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Short Small-Cap

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $114,294)	$114,048
Repurchase agreements, at cost	75,000

Total Investments	189,048
Interest receivable	1
Unrealized appreciation on swap agreements	138
Prepaid expenses	25

Total Assets	189,212

Liabilities:
Cash overdraft	21,120
Payable for capital shares redeemed	248
Advisory fees payable	998
Management services fees payable	200
Administration fees payable	64
Distribution fees payable	547
Other accrued expenses	1,835

Total Liabilities	25,012

Net Assets	$164,200

Net Assets consist of:
Capital	$1,152,199
Accumulated net investment income/(loss)	(4,452)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(983,439)
Net unrealized appreciation/depreciation on investments and swap agreements	(108)

Net Assets	$164,200

Shares of Beneficial Interest Outstanding	6,789

Net Asset Value (offering and redemption price per share)	$24.19

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$7,836

Expenses:
Advisory fees	4,680
Management services fees	936
Administration fees	159
Distribution fees	1,413
Custody fees	4,085
Fund accounting fees	276
Transfer agent fees	438
Other fees	369

Total Gross Expenses before reductions	12,356
Less Expenses reduced by the Advisor	(73)

Total Net Expenses	12,283

Net Investment Income/(Loss)	(4,447)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	(199)
Net realized gains (losses) on futures contracts and swap agreements	(304,850)
Change in net unrealized appreciation (depreciation) on investments and swap agreements	1,151

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	(303,898)

Change in Net Assets Resulting from Operations	$(308,345)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Short Small-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the period September 3, 2002(a) through December 31, 2002
	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$(4,447)	$(1,223)
Net realized gains (losses) on investments, futures contracts and swap agreements	(305,049)	(679,404)
Change in net unrealized appreciation (depreciation) on investments and swap agreements	1,151	(1,259)

Change in net assets resulting from operations	(308,345)	(681,886)

Capital Transactions:
Proceeds from shares issued	112,731,589	93,563,329
Cost of shares redeemed	(114,431,972)	(90,708,515)

Change in net assets resulting from capital transactions	(1,700,383)	2,854,814

Change in net assets	(2,008,728)	2,172,928
Net Assets:
Beginning of period	2,172,928	—

End of period	$164,200	$2,172,928

Share Transactions:
Issued	4,080,289	3,127,740
Redeemed	(4,149,106)	(3,052,134)

Change in shares	(68,817)	75,606

(a)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Short Small-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the period September 3, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$28.74		$30.00

Investment Activities:
Net investment income/(loss)	(0.10	)(b)	(0.02	)(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	(4.45)		(1.24)

Total income/(loss) from investment activities	(4.55)		(1.26)

Net Asset Value, End of Period	$24.19		$28.74

Total Return	(15.83	)%(c)	(4.20	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$164,200		$2,172,928
Ratio of net expenses to average net assets	1.97	%(d)	1.73	%(d)
Ratio of net investment income/(loss) to average net assets	(0.71	)%(d)	(0.23	)%(d)
Ratio of gross expenses to average net assets	1.98	%(d)	1.73	%(d)
Portfolio turnover(e)	—		—

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Short OTC (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (18.8%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$6,329,000	$6,328,912

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		6,328,912

Federal Home Loan Bank (18.8%)
Federal Home Loan Bank, 0.51%, 07/01/03	6,329,000	6,328,912

TOTAL FEDERAL HOME LOAN BANK		6,328,912

Federal National Mortgage Association (18.8%)
Federal National Mortgage Association, 0.51%, 07/01/03	6,329,000	6,328,912

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		6,328,912

Repurchase Agreements (37.7%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $6,329,141 (Collateralized by a Federal Home Loan Bank Security)	6,329,000	6,329,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with maturity value of $6,329,097 (Collateralized by U.S. Treasury Notes)	6,329,000	6,329,000

TOTAL REPURCHASE AGREEMENTS		12,658,000

Options Purchased (0.0%)

	Contracts
NASDAQ Futures Option expiring July 2003 @ $2,000	70	210

TOTAL OPTIONS PURCHASED		210

TOTAL INVESTMENTS (Cost $31,645,665)(a)—94.1%		31,644,946
Net other assets (liabilities)—5.9%		1,996,506

NET ASSETS—100.0%		$33,641,452

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $432,720)	18	$(13,557)
Futures Contracts Sold
NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $2,524,200)	(21)	$4,406
Swap Agreements

	Units
NASDAQ-100 Index Swap Agreements expiring 07/28/03-09/26/03 (Underlying notional amount at value $31,495,638)	(26,209)	$93,150

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$1,004
Unrealized depreciation	(1,723)

Net unrealized appreciation/depreciation	$(719)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Short OTC

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $18,987,665)	$18,986,946
Repurchase agreements, at cost	12,658,000

Total Investments	31,644,946
Cash	4,576
Segregated cash balances with brokers for futures contracts	3,414
Interest receivable	237
Receivable for capital shares issued	1,970,703
Unrealized appreciation on swap agreements	93,150
Variation margin on futures contracts	459
Prepaid expenses	1,147

Total Assets	33,718,632

Liabilities:
Payable for capital shares redeemed	577
Advisory fees payable	22,452
Management services fees payable	4,490
Administration fees payable	1,497
Administrative services fees payable	15,716
Distribution fees payable	8,301
Other accrued expenses	24,147

Total Liabilities	77,180

Net Assets	$33,641,452

Net Assets consist of:
Capital	$44,061,061
Accumulated net investment income/(loss)	123,309
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(10,626,198)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	83,280

Net Assets	$33,641,452

Shares of Beneficial Interest Outstanding	1,282,242

Net Asset Value (offering and redemption price per share)	$26.24

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$202,174

Expenses:
Advisory fees	131,400
Management services fees	26,280
Administration fees	8,644
Administrative services fees	86,161
Distribution fees	43,635
Custody fees	15,185
Fund accounting fees	15,292
Transfer agent fees	13,683
Other fees	18,016

Total Gross Expenses before reductions	358,296
Less Expenses reduced by the Advisor	(13,307)

Total Net Expenses	344,989

Net Investment Income/(Loss)	(142,815)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	33,090
Net realized gains (losses) on futures contracts and swap agreements	(7,884,319)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	(161,896)

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	(8,013,125)

Change in Net Assets Resulting from Operations	$(8,155,940)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Short OTC

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$(142,815)	$(83,806)
Net realized gains (losses) on investments, futures contracts and swap agreements	(7,851,229)	(2,439,654)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	(161,896)	245,176

Change in net assets resulting from operations	(8,155,940)	(2,278,284)

Capital Transactions:
Proceeds from shares issued	468,647,786	432,051,198
Cost of shares redeemed	(440,880,611)	(415,742,697)

Change in net assets resulting from capital transactions	27,767,175	16,308,501

Change in net assets	19,611,235	14,030,217
Net Assets:
Beginning of period	14,030,217	—

End of period	$33,641,452	$14,030,217

Share Transactions:
Issued	15,720,106	12,634,107
Redeemed	(14,858,298)	(12,213,673)

Change in shares	861,808	420,434

(a)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Short OTC

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$33.37		$30.00

Investment Activities:
Net investment income/(loss)	(0.12	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	(7.01)		3.46	(c)

Total income/(loss) from investment activities	(7.13)		3.37

Net Asset Value, End of Period	$26.24		$33.37

Total Return	(21.37	)%(d)	11.23	%(d)
Ratios/Supplemental Data:
Net assets, end of period	$33,641,452		$14,030,217
Ratio of net expenses to average net assets	1.97	%(e)	1.96	%(e)
Ratio of net investment income/(loss) to average net assets	(0.82	)%(e)	(0.39	)%(e)
Ratio of gross expenses to average net assets	2.05	%(e)	1.96	%(e)
Portfolio turnover(f)	—		—

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Banks (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.6%)

	Shares	Value
Amcore Financial, Inc.	276	$6,425
AmSouth Bancorp	3,956	86,399
Anchor BanCorp Wisconsin, Inc.	276	6,594
Associated Banc Corp.	736	27,144
Astoria Financial Corp.	828	23,126
BancorpSouth, Inc.	828	17,264
Bank of America Corp.	16,836	1,330,548
Bank of Hawaii Corp.	644	21,349
Bank of New York Co., Inc.	8,188	235,405
Bank One Corp.	11,064	411,360
Banknorth Group, Inc.	1,840	46,957
Bay View Capital Corp.*	644	3,722
BB&T Corp.	5,336	183,025
BSB Bancorp, Inc.	92	2,283
Charter One Financial, Inc.	2,576	80,320
Chittenden Corp.	368	10,065
Citizens Banking Corp.	460	12,314
City National Corp.	460	20,498
Colonial BancGroup, Inc.	1,288	17,865
Comerica, Inc.	1,932	89,838
Commerce Bancorp, Inc.	736	27,306
Commerce Bancshares, Inc.	736	28,667
Commercial Federal Corp.	460	9,752
Community First Bankshares, Inc.	460	12,558
Compass Bancshares, Inc.	1,380	48,203
Cullen/Frost Bankers, Inc.	552	17,719
Dime Community Bancshares, Inc.	276	7,024
Downey Financial Corp.	276	11,399
East-West Bancorp, Inc.	276	9,975
F.N.B. Corp.	460	13,920
Fifth Third Bancorp	5,428	311,242
First BanCorp.	460	12,627
First Midwest Bancorp, Inc.	552	15,903
First Sentinel Bancorp, Inc.	276	4,408
First Tennessee National Corp.	1,380	60,596
First Virginia Banks, Inc.	736	31,736
FirstFed Financial Corp.*	184	6,493
FirstMerit Corp.	828	18,928
Fleet Boston Financial Corp.	11,776	349,865
Fremont General Corp.	736	10,083
Fulton Financial Corp.	1,196	23,765
GBC Bancorp	92	3,533
Golden West Financial Corp.	1,472	117,774
Greater Bay Bancorp	552	11,338
GreenPoint Financial Corp.	920	46,865
Harbor Florida Bancshares, Inc.	276	6,613
Hibernia Corp.	1,748	31,744
Hudson City Bancorp, Inc.	828	21,172
Hudson United Bancorp	460	15,709
Huntington Bancshares, Inc.	2,392	46,692
Independence Community Bank Corp.	552	15,577
IndyMac Bancorp, Inc.	644	16,371
J.P. Morgan Chase & Co.	22,816	779,851
KeyCorp	4,784	120,892
M&T Bank Corp.	1,196	100,727

Common Stocks, continued

	Shares	Value
MAF Bancorp, Inc.	276	$10,231
Marshall & Ilsley Corp.	2,392	73,147
Mercantile Bankshares Corp.	736	28,984
National City Corp.	6,900	225,699
National Commerce Financial Corp.	2,300	51,037
Net.B@nk, Inc.	552	7,264
New York Community Bancorp	1,471	42,791
North Fork Bancorp, Inc.	1,748	59,537
Northern Trust Corp.	2,208	92,272
OceanFirst Financial Corp.	92	2,248
Old National Bancorp	736	16,928
Pacific Capital Bancorp	368	12,898
Pacific Northwest Bancorp	184	6,396
Park National Corp.	92	10,511
People’s Bank	644	18,670
PFF Bancorp, Inc.	92	3,556
PNC Financial Services Group	3,220	157,168
Popular, Inc.	1,380	53,254
Provident Bankshares Corp.	276	7,013
Provident Financial Group, Inc.	368	9,432
Provident Financial Services, Inc.	736	14,021
Regions Financial Corp.	2,484	83,910
Republic Bancorp, Inc.	644	8,642
Roslyn Bancorp, Inc.	828	17,794
Silicon Valley Bancshares*	368	8,762
Sky Financial Group, Inc.	1,012	21,981
South Financial Group, Inc.	552	12,878
SouthTrust Corp.	3,864	105,101
Southwest Bancorporation of Texas, Inc.*	368	11,964
Sovereign Bancorp, Inc.	2,944	46,074
Staten Island Bancorp, Inc.	644	12,545
Sterling Bancshares, Inc.	460	6,017
SunTrust Banks, Inc.	2,760	163,778
Synovus Financial Corp.	3,404	73,186
TCF Financial Corp.	736	29,322
Texas Regional Bancshares, Inc.—Class A	276	9,577
Trustmark Corp.	552	14,059
U.S. Bancorp	21,528	527,436
UCBH Holdings, Inc.	460	13,193
Union Planters Corp.	2,208	68,514
UnionBanCal Corp.	552	22,836
United Bankshares, Inc.	460	13,179
Valley National Bancorp	1,012	26,666
W Holding Co., Inc.	552	9,340
Wachovia Corp.	15,180	606,593
Washington Federal, Inc.	735	17,001
Washington Mutual, Inc.	10,396	429,354
Webster Financial Corp.	460	17,388
Wells Fargo & Co.	18,860	950,543
Westamerica Bancorporation	368	15,853
Whitney Holding Corp.	460	14,706
Wilmington Trust Corp.	736	21,602
Zions Bancorp	1,012	51,217

TOTAL COMMON STOCKS		9,333,596

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Banks (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Home Loan Bank (0.1%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$5,000	$5,000

TOTAL FEDERAL HOME LOAN BANK		5,000

TOTAL INVESTMENTS (Cost $8,646,325)(a)—99.7%		9,338,596
Net other assets (liabilities)—0.3%		31,309

NET ASSETS—100.0%		$9,369,905

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$696,633
Unrealized depreciation	(4,362)

Net unrealized appreciation/depreciation	$692,271

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Banks

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $8,646,325)	$9,338,596
Cash	704
Dividends and interest receivable	12,771
Receivable for investments sold	74,337
Receivable for capital shares issued	4,459,398
Prepaid expenses	89

Total Assets	13,885,895

Liabilities:
Payable for investments purchased	4,500,539
Advisory fees payable	2,015
Management services fees payable	403
Administration fees payable	225
Administrative services fees payable	2,360
Distribution fees payable	1,180
Other accrued expenses	9,268

Total Liabilities	4,515,990

Net Assets	$9,369,905

Net Assets consist of:
Capital	$11,697,624
Accumulated net investment income/(loss)	114,083
Accumulated net realized gains (losses) on investments	(3,134,073)
Net unrealized appreciation/depreciation on investments	692,271

Net Assets	$9,369,905

Shares of Beneficial Interest Outstanding	320,343

Net Asset Value (offering and redemption price per share)	$29.25

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$73,326
Interest	59

Total Investment Income	73,385

Expenses:
Advisory fees	17,149
Management services fees	3,430
Administration fees	1,240
Administrative services fees	11,440
Distribution fees	5,716
Custody fees	9,267
Fund accounting fees	2,745
Transfer agent fees	2,531
Other fees	2,779

Total Gross Expenses before reductions	56,297
Less Expenses reduced by the Advisor	(11,150)

Total Net Expenses	45,147

Net Investment Income/(Loss)	28,238

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(138,790)
Change in net unrealized appreciation (depreciation) on investments	237,002

Net Realized and Unrealized Gains (Losses) on Investments	98,212

Change in Net Assets Resulting from Operations	$126,450

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Banks

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$28,238	$80,892
Net realized gains (losses) on investments	(138,790)	(2,995,283)
Change in net unrealized appreciation (depreciation) on investments	237,002	455,269

Change in net assets resulting from operations	126,450	(2,459,122)

Capital Transactions:
Proceeds from shares issued	46,647,438	122,686,766
Cost of shares redeemed	(43,186,472)	(114,445,155)

Change in net assets resulting from capital transactions	3,460,966	8,241,611

Change in net assets	3,587,416	5,782,489
Net Assets:
Beginning of period	5,782,489	—

End of period	$9,369,905	$5,782,489

Share Transactions:
Issued	1,731,256	4,414,472
Redeemed	(1,633,447)	(4,191,938)

Change in shares	97,809	222,534

(a)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Banks

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$25.98		$30.00

Investment Activities:
Net investment income/(loss)	0.17	(b)	0.19	(b)
Net realized and unrealized gains (losses) on investments	3.10		(4.21)

Total income/(loss) from investment activities	3.27		(4.02)

Net Asset Value, End of Period	$29.25		$25.98

Total Return	12.59	%(c)	(13.40	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$9,369,905		$5,782,489
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	1.23	%(d)	1.06	%(d)
Ratio of gross expenses to average net assets	2.46	%(d)	2.11	%(d)
Portfolio turnover(e)	911%		1,183%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Basic Materials (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (100.8%)

	Shares	Value
Air Products & Chemicals, Inc.	1,748	$72,717
Airgas, Inc.	483	8,090
AK Steel Holding Corp.*	828	2,997
Albemarle Corp.	276	7,720
Alcoa, Inc.	6,900	175,949
Allegheny Technologies, Inc.	552	3,643
Avery Dennison Corp.	782	39,256
Boise Cascade Corp.	483	11,544
Bowater, Inc.	460	17,227
Cabot Corp.	437	12,542
Cabot Microelectronics Corp.*	207	10,447
Cambrex Corp.	207	4,765
Caraustar Industries, Inc.*	230	1,842
Carpenter Technology Corp.	161	2,512
Cleveland-Cliffs, Inc.*	92	1,642
Crompton Corp.	943	6,648
Cytec Industries, Inc.*	322	10,884
Dow Chemical Co.	7,429	230,002
Du Pont (E.I.) de Nemours	8,119	338,074
Eastman Chemical Co.	552	17,482
Ecolab, Inc.	1,518	38,861
Engelhard Corp.	1,035	25,637
Ferro Corp.	322	7,255
FMC Corp.*	276	6,246
Freeport-McMoRan Copper & Gold, Inc.—Class B	1,104	27,048
Fuller (H. B.) Co.	230	5,065
Georgia Gulf Corp.	253	5,009
Georgia Pacific Corp.	1,633	30,945
Great Lakes Chemical Corp.	322	6,569
Hercules, Inc.*	805	7,970
IMC Global, Inc.	851	5,710
International Flavors & Fragrances, Inc.	667	21,297
International Paper Co.	3,588	128,199
Louisiana-Pacific Corp.*	851	9,225
Lubrizol Corp.	368	11,404
Lyondell Chemical Co.	1,311	17,738
Macdermid, Inc.	230	6,049
MeadWestvaco Corp.	1,633	40,335
Meridian Gold, Inc.*	805	9,249
Millennium Chemicals, Inc.	529	5,031
Minerals Technologies, Inc.	161	7,834
Newmont Mining Corp.	2,944	95,562
Nucor Corp.	575	28,089
Olin Corp.	483	8,259

Common Stocks, continued

	Shares	Value
OM Group, Inc.	207	$3,049
Phelps Dodge Corp.*	690	26,455
Pope & Talbot, Inc.	92	1,017
Potlatch Corp.	230	5,923
PPG Industries, Inc.	1,380	70,021
Praxair, Inc.	1,334	80,173
Rayonier, Inc.	345	11,385
Rohm & Haas Co.	1,173	36,398
RPM, Inc.	943	12,966
RTI International Metals, Inc.*	161	1,744
Ryerson Tull, Inc.	184	1,616
Schulman (A.), Inc.	230	3,694
Sigma-Aldrich Corp.	506	27,415
Solutia, Inc.	851	1,855
Stillwater Mining Co.*	368	1,892
Tredegar Corp.	230	3,448
United States Steel Corp.	851	13,931
Valspar Corp.	391	16,508
Wausau-Mosinee Paper Corp.	161	1,803
WD-40 Co.	138	3,940
Wellman, Inc.	253	2,834
Weyerhaeuser Co.	1,794	96,876
Worthington Industries, Inc.	575	7,705

TOTAL COMMON STOCKS		1,963,217

Federal Home Loan Bank (1.8%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$35,000	35,000

TOTAL FEDERAL HOME LOAN BANK		35,000

TOTAL INVESTMENTS (Cost $1,800,446)(a)—102.6%		1,998,217
Net other assets (liabilities)—(2.6)%		(51,267)

NET ASSETS—100.0%		$1,946,950

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$204,333
Unrealized depreciation	(6,562)

Net unrealized appreciation/depreciation	$197,771

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Basic Materials

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $1,800,446)	$1,998,217
Cash	748
Dividends and interest receivable	4,285
Receivable for investments sold	1,279,870
Prepaid expenses	146

Total Assets	3,283,266

Liabilities:
Payable for capital shares redeemed	1,329,527
Advisory fees payable	1,012
Management services fees payable	203
Administration fees payable	95
Administrative services fees payable	999
Distribution fees payable	500
Other accrued expenses	3,980

Total Liabilities	1,336,316

Net Assets	$1,946,950

Net Assets consist of:
Capital	$4,289,024
Accumulated net investment income/(loss)	53,819
Accumulated net realized gains (losses) on investments	(2,593,664)
Net unrealized appreciation/depreciation on investments	197,771

Net Assets	$1,946,950

Shares of Beneficial Interest Outstanding	73,965

Net Asset Value (offering and redemption price per share)	$26.33

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$37,121
Interest	40

Total Investment Income	37, 161

Expenses:
Advisory fees	9,023
Management services fees	1,805
Administration fees	681
Administrative services fees	6,010
Distribution fees	3,008
Custody fees	4,405
Fund accounting fees	1,422
Transfer agent fees	1,383
Other fees	1,453

Total Gross Expenses before reductions	29,190
Less Expenses reduced by the Advisor	(5,400)

Total Net Expenses	23,790

Net Investment Income/(Loss)	13,371

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(152,256)
Change in net unrealized appreciation (depreciation) on investments	(69,702)

Net Realized and Unrealized Gains (Losses) on Investments	(221,958)

Change in Net Assets Resulting from Operations	$(208,587)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Basic Materials

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$13,371	$37,574
Net realized gains (losses) on investments	(152,256)	(2,441,408)
Change in net unrealized appreciation (depreciation) on investments	(69,702)	267,473

Change in net assets resulting from operations	(208,587)	(2,136,361)

Capital Transactions:
Proceeds from shares issued	25,078,631	94,107,644
Cost of shares redeemed	(26,774,093)	(88,120,284)

Change in net assets resulting from capital transactions	(1,695,462)	5,987,360

Change in net assets	(1,904,049)	3,850,999
Net Assets:
Beginning of period	3,850,999	—

End of period	$1,946,950	$3,850,999

Share Transactions:
Issued	1,016,087	3,436,644
Redeemed	(1,092,231)	(3,286,535)

Change in shares	(76,144)	150,109

(a)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Basic Materials

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$25.66		$30.00

Investment Activities:
Net investment income/(loss)	0.14	(b)	0.23	(b)
Net realized and unrealized gains (losses) on investments	0.53	(c)	(4.57)

Total income/(loss) from investment activities	0.67		(4.34)

Net Asset Value, End of Period	$26.33		$25.66

Total Return	2.61	%(d)	(14.47	)%(d)
Ratios/Supplemental Data:
Net assets, end of period	$1,946,950		$3,850,999
Ratio of net expenses to average net assets	1.98	%(e)	1.98	%(e)
Ratio of net investment income/(loss) to average net assets	1.11	%(e)	1.25	%(e)
Ratio of gross expenses to average net assets	2.43	%(e)	2.21	%(e)
Portfolio turnover(f)	782%		2,498%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Biotechnology (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (85.7%)

	Shares	Value
Abgenix, Inc.*	9,018	$94,599
Affymetrix, Inc.*	5,678	111,913
Albany Molecular Research, Inc.*	3,006	45,391
Alexion Pharmaceuticals, Inc.*	2,004	34,168
Alkermes, Inc.*	7,014	75,401
Amgen, Inc.*	87,944	5,842,998
Amylin Pharmaceuticals, Inc.*	9,686	212,027
Applera Corp.—Applied Biosystems Group	24,716	470,345
Applera Corp.—Celera Genomics Group*	8,350	86,172
Biogen, Inc.*	17,368	659,984
Celgene Corp.*	9,686	294,454
Cell Genesys, Inc.*	4,008	34,629
Cell Therapeutics, Inc.*	3,674	35,748
Charles River Laboratories International, Inc.*	5,344	171,970
Chiron Corp.*	12,692	554,894
Covance, Inc.*	7,348	132,999
Cubist Pharmaceuticals, Inc.*	3,340	35,604
CuraGen Corp.*	4,676	25,952
CV Therapeutics, Inc.*	3,006	89,158
Delta & Pine Land Co.	4,342	95,437
Enzo Biochem, Inc.*	2,906	62,537
Enzon, Inc.*	4,676	58,544
Gene Logic, Inc.*	3,674	21,934
Genentech, Inc.*	25,050	1,806,606
Genzyme Corp.—General Division*	25,384	1,061,051
Gilead Sciences, Inc.*	23,714	1,318,023
Human Genome Sciences, Inc.*	14,028	178,436
ICOS Corp.*	6,680	245,490
IDEC Pharmaceuticals Corp.*	18,370	624,580
IDEXX Laboratories, Inc.*	4,008	134,989
ImClone Systems, Inc.*	7,014	221,783
Immunomedics, Inc.*	5,010	31,613
IMS Health, Inc.	26,386	474,684
Incyte Genomics, Inc.*	8,016	37,194
InterMune, Inc.*	3,006	48,427
Invitrogen Corp.*	5,344	205,049
Laboratory Corp. of America Holdings*	17,368	523,645
Lexicon Genetics, Inc.*	4,008	26,894
Ligand Pharmaceuticals, Inc.—Class B*	6,012	81,703
Maxygen, Inc.*	3,006	32,976
Medarex, Inc.*	9,018	59,429
MedImmune, Inc.*	28,056	1,020,397
Millennium Pharmaceuticals, Inc.*	32,398	509,621
Molecular Devices Corp.*	1,670	26,570
Monsanto Co.	30,728	664,954
Myriad Genetics, Inc.*	3,006	40,912

Common Stocks, continued

	Shares	Value
Nabi Biopharmaceuticals*	4,676	$32,077
Neurocrine Biosciences, Inc.*	3,340	166,800
OSI Pharmaceuticals, Inc.*	4,342	139,856
PAREXEL International Corp.*	3,006	41,934
Pharmaceutical Product Development, Inc.*	5,678	163,129
Pharmacopeia, Inc.*	2,672	22,044
Protein Design Labs, Inc.*	11,022	154,088
Quest Diagnostics, Inc.*	9,686	617,967
Quintiles Transnational Corp.*	13,026	184,838
Regeneron Pharmaceuticals, Inc.*	3,674	57,866
Savient Pharmaceuticals, Inc.*	7,014	32,545
Techne Corp.*	4,676	141,870
Theragenics Corp.*	3,674	15,798
Transkaryotic Therapies, Inc.*	3,006	34,689
Trimeris, Inc.*	2,672	122,057
Tularik, Inc.*	5,344	53,119
United Therapeutics Corp.*	2,004	43,647
Vertex Pharmaceuticals, Inc.*	8,016	117,034
Xoma Ltd.*	8,350	44,506

TOTAL COMMON STOCKS		20,807,748

Federal Home Loan Bank (0.4%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$101,000	100,999

TOTAL FEDERAL HOME LOAN BANK		100,999

TOTAL INVESTMENTS (Cost $13,447,411)(a)—86.1%		20,908,747
Net other assets (liabilities)—13.9%		3,375,824

NET ASSETS—100.0%		$24,284,571

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$7,466,680
Unrealized depreciation	(5,344)

Net unrealized appreciation/depreciation	$7,461,336

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Biotechnology

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $13,447,411)	$20,908,747
Cash	533
Dividends and interest receivable	1,459
Receivable for investments sold	11,461,221
Receivable for capital shares issued	282
Prepaid expenses	635

Total Assets	32,372,877

Liabilities:
Payable for capital shares redeemed	8,011,546
Advisory fees payable	23,114
Management services fees payable	4,622
Administration fees payable	1,551
Administrative services fees payable	16,264
Distribution fees payable	8,132
Other accrued expenses	23,077

Total Liabilities	8,088,306

Net Assets	$24,284,571

Net Assets consist of:
Capital	$35,823,274
Accumulated net investment income/(loss)	(226,508)
Accumulated net realized gains (losses) on investments	(18,773,531)
Net unrealized appreciation/depreciation on investments	7,461,336

Net Assets	$24,284,571

Shares of Beneficial Interest Outstanding	1,171,237

Net Asset Value (offering and redemption price per share)	$20.73

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$13,711
Interest	293

Total Investment Income	14,004

Expenses:
Advisory fees	91,303
Management services fees	18,261
Administration fees	6,034
Administrative services fees	60,938
Distribution fees	30,434
Custody fees	13,130
Fund accounting fees	10,962
Transfer agent fees	9,732
Other fees	13,057

Total Gross Expenses before reductions	253,851
Less Expenses reduced by the Advisor	(13,339)

Total Net Expenses	240,512

Net Investment Income/(Loss)	(226,508)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	1,061,536
Change in net unrealized appreciation (depreciation) on investments	5,280,486

Net Realized and Unrealized Gains (Losses) on Investments	6,342,022

Change in Net Assets Resulting from Operations	$6,115,514

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Biotechnology

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(226,508)	$(383,375)
Net realized gains (losses) on investments	1,061,536	(11,482,154)
Change in net unrealized appreciation (depreciation) on investments	5,280,486	(1,086,874)

Change in net assets resulting from operations	6,115,514	(12,952,403)

Distributions to Shareholders From:
Net realized gains on investments	—	(225,790)

Change in net assets resulting from distributions	—	(225,790)

Capital Transactions:
Proceeds from shares issued	107,334,219	201,154,183
Dividends reinvested	—	225,790
Cost of shares redeemed	(103,411,197)	(218,202,707)

Change in net assets resulting from capital transactions	3,923,022	(16,822,734)

Change in net assets	10,038,536	(30,000,927)
Net Assets:
Beginning of period	14,246,035	44,246,962

End of period	$24,284,571	$14,246,035

Share Transactions:
Issued	5,935,465	11,016,078
Reinvested	—	14,183
Redeemed	(5,671,040)	(11,862,452)

Change in shares	264,425	(832,191)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Biotechnology

Financial Highlights

For a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$15.71		$25.44		$30.00

Investment Activities:
Net investment income/(loss)	(0.17	)(b)	(0.35	)(b)	(0.48	)(b)
Net realized and unrealized gains (losses) on investments	5.19		(9.19)		(4.08)

Total income/(loss) from investment activities	5.02		(9.54)		(4.56)

Distribution to Shareholders From:
Net realized gains on investments	—		(0.19)		—

Net Asset Value, End of Period	$20.73		$15.71		$25.44

Total Return	31.95	%(c)	(37.51)%		(15.20	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$24,284,571		$14,246,035		$44,246,962
Ratio of net expenses to average net assets	1.97	%(d)	1.98%		2.03	%(d)
Ratio of net investment income/(loss) to average net assets	(1.86	)%(d)	(1.91)%		(1.98	)%(d)
Ratio of gross expenses to average net assets	2.08	%(d)	2.16%		2.03	%(d)
Portfolio turnover(e)	536%		1,049%		1,044%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Consumer Cyclical (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (100.4%)

	Shares	Value
Amazon.com, Inc.*	1,060	$38,679
AmerisourceBergen Corp.	424	29,404
AOL-Time Warner, Inc.*	12,349	198,695
AutoNation, Inc.*	1,590	24,995
AutoZone, Inc.*	371	28,185
Bed Bath & Beyond, Inc.*	795	30,854
Best Buy Co., Inc.*	1,007	44,227
Brinker International, Inc.*	424	15,272
Cablevision Systems New York Group*	636	13,203
Cardinal Health, Inc.	1,272	81,790
Carmax, Inc.*	424	12,784
Carnival Corp.	1,908	62,029
CDW Corp.*	318	14,564
Centex Corp.	265	20,614
Clear Channel Communications, Inc.*	1,749	74,140
Coach, Inc.*	318	15,817
Comcast Corp.—Special Class A*	6,042	174,191
Costco Wholesale Corp.*	1,431	52,375
Cox Communications, Inc.—Class A*	1,643	52,412
CVS Corp.	1,272	35,654
D.R. Horton, Inc.	689	19,361
Darden Restaurants, Inc.	530	10,059
Delphi Automotive Systems Corp.	1,908	16,466
Dollar General Corp.	1,113	20,323
Dollar Tree Stores, Inc.*	424	13,454
E.W. Scripps Co.—Class A	318	28,213
Eastman Kodak Co.	901	24,642
EchoStar Communications Corp.—Class A*	689	23,853
Electronic Arts, Inc.*	424	31,372
Family Dollar Stores, Inc.	689	26,285
Federated Department Stores, Inc.	742	27,343
Ford Motor Co.	5,141	56,500
Fox Entertainment Group, Inc.—Class A*	954	27,456
Gannett Co., Inc.	1,113	85,490
Gap, Inc.	2,544	47,725
General Motors Corp.	1,749	62,964
General Motors Corp.—Class H*	3,021	38,699
Genuine Parts Co.	1,325	42,414
Harley-Davidson, Inc.	901	35,914
Harrah’s Entertainment, Inc.*	265	10,664
Hilton Hotels Corp.	1,060	13,557
Home Depot, Inc.	6,625	219,420
International Game Technology*	265	27,117
Interpublic Group of Cos., Inc.	1,325	17,729
Johnson Controls, Inc.	424	36,295
Jones Apparel Group, Inc.*	424	12,406
KB Home	212	13,140
Knight Ridder, Inc.	318	21,920
Kohls Corp.*	1,007	51,740
Lamar Advertising Co.*	636	22,394
Lear Corp.*	318	14,634
Leggett & Platt, Inc.	795	16,298
Lennar Corp.—Class B	212	15,158
Liberty Media Corp.—Class A*	7,632	88,226
Limited, Inc.	1,802	27,931
Liz Claiborne, Inc.	742	26,156
Lowe’s Cos., Inc.	2,279	97,883
Marriott International, Inc.—Class A	954	36,653
Mattel, Inc.	1,696	32,088
May Department Stores Co.	1,060	23,596

Common Stocks, continued

	Shares	Value
McDonald’s Corp.	3,816	$84,181
McGraw-Hill Cos., Inc.	636	39,432
McKesson Corp.	1,060	37,884
MGM Mirage*	424	14,492
Mohawk Industries, Inc.*	318	17,659
New York Times Co.—Class A	477	21,704
Nike, Inc.—Class B	477	25,515
NVR, Inc.*	53	21,783
Office Depot, Inc.*	1,325	19,226
Omnicom Group	583	41,800
Penney (J.C.) Co.	848	14,289
Pixar Animation Studios*	318	19,347
Pulte Homes, Inc.	318	19,608
RadioShack Corp.	583	15,339
Ross Stores, Inc.	477	20,387
Royal Caribbean Cruises, Ltd.	901	20,867
Sears, Roebuck & Co.	1,007	33,875
Southwest Airlines Co.	2,385	41,022
Staples, Inc.*	1,166	21,396
Starbucks Corp.*	1,113	27,291
Starwood Hotels & Resorts Worldwide, Inc.	742	21,214
Target Corp.	2,597	98,270
Tiffany & Co.	530	17,320
TJX Cos., Inc.	1,802	33,950
Tribune Co.	954	46,078
Univision Communications, Inc.—Class A*	742	22,557
VF Corp.	265	9,002
Viacom, Inc.—Class B*	5,035	219,828
Wal-Mart Stores, Inc.	12,349	662,770
Walgreen Co.	2,915	87,742
Walt Disney Co.	6,148	121,423
Washington Post Co.—Class B	53	38,844
Wendy’s International, Inc.	636	18,425
Westwood One, Inc.*	530	17,983
Whirlpool Corp.	212	13,504
Williams-Sonoma, Inc.*	318	9,286
YUM! Brands, Inc.*	1,113	32,900

TOTAL COMMON STOCKS		4,511,615

Federal Home Loan Bank (0.6%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 7/1/03	$26,000	25,999

TOTAL FEDERAL HOME LOAN BANK		25,999

TOTAL INVESTMENTS (Cost $4,288,216)(a)—101.0%		4,537,614
Net other assets (liabilities)—(1.0)%		(44,027)

NET ASSETS—100.0%		$4,493,587

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$252,966
Unrealized depreciation	(3,568)

Net unrealized appreciation/depreciation	$249,398

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Consumer Cyclical

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $4,288,216)	$4,537,614
Dividends and interest receivable	1,327
Receivable for capital shares issued	2,094,185
Prepaid expenses	53

Total Assets	6,633,179

Liabilities:
Cash overdraft	2,684
Payable for investments purchased	2,128,737
Advisory fees payable	261
Management services fees payable	52
Administration fees payable	69
Administrative services fees payable	724
Distribution fees payable	362
Other accrued expenses	6,703

Total Liabilities	2,139,592

Net Assets	$4,493,587

Net Assets consist of:
Capital	$5,703,152
Accumulated net investment income/(loss)	(21,887)
Accumulated net realized gains (losses) on investments	(1,437,076)
Net unrealized appreciation/depreciation on investments	249,398

Net Assets	$4,493,587

Shares of Beneficial Interest Outstanding	179,314

Net Asset Value (offering and redemption price per share)	$25.06

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$8,640
Interest	236

Total Investment Income	8,876

Expenses:
Advisory fees	11,662
Management services fees	2,332
Administration fees	914
Administrative services fees	7,785
Distribution fees	3,887
Custody fees	6,511
Fund accounting fees	1,922
Transfer agent fees	1,642
Other fees	1,894

Total Gross Expenses before reductions	38,549
Less Expenses reduced by the Advisor	(7,786)

Total Net Expenses	30,763

Net Investment Income/(Loss)	(21,887)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	741,943
Change in net unrealized appreciation (depreciation) on investments	190,737

Net Realized and Unrealized Gains (Losses) on Investments	932,680

Change in Net Assets Resulting from Operations	$910,793

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Consumer Cyclical

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$(21,887)	$(16,333)
Net realized gains (losses) on investments and swap agreements	741,943	(2,179,019)
Change in net unrealized appreciation (depreciation) on investments	190,737	58,661

Change in net assets resulting from operations	910,793	(2,136,691)

Capital Transactions:
Proceeds from shares issued	48,866,798	81,614,367
Cost of shares redeemed	(48,723,091)	(76,038,589)

Change in net assets resulting from capital transactions	143,707	5,575,778

Change in net assets	1,054,500	3,439,087
Net Assets:
Beginning of period	3,439,087	—

End of period	$4,493,587	$3,439,087

Share Transactions:
Issued	2,177,599	3,336,669
Redeemed	(2,154,732)	(3,180,222)

Change in shares	22,867	156,447

(a)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Consumer Cyclical

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$21.98		$30.00

Investment Activities:
Net investment income/(loss)	(0.16	)(b)	(0.17	)(b)
Net realized and unrealized gains (losses) on investments and swap agreements	3.24		(7.85)

Total income/(loss) from investment activities	3.08		(8.02)

Net Asset Value, End of Period	$25.06		$21.98

Total Return	14.01	%(c)	(26.73	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$4,493,587		$3,439,087
Ratio of net expenses to average net assets	1.98	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	(1.41	)%(d)	(1.08	)%(d)
Ratio of gross expenses to average net assets	2.48	%(d)	2.65	%(d)
Portfolio turnover(e)	1,253%		2,644%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Consumer Non-Cyclical (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.5%)

	Shares	Value
Alberto-Culver Co.—Class A	141	$7,019
Alberto-Culver Co.—Class B	141	7,205
Albertson’s, Inc.	1,504	28,877
Altria Group, Inc.	10,246	465,579
American Italian Pasta Co.*	94	3,915
Anheuser-Busch Cos., Inc.	4,230	215,942
Apollo Group, Inc.—Class A*	658	40,638
Archer-Daniels-Midland Co.	3,008	38,713
Avon Products, Inc.	1,175	73,085
Black & Decker Corp.	376	16,337
Block H & R, Inc.	846	36,590
Blyth, Inc.	188	5,114
Brown-Forman Corp.	141	11,085
Bunge Limited	517	14,786
Campbell Soup Co.	1,410	34,545
Career Education Corp.*	235	16,079
Casey’s General Stores, Inc.	235	3,323
Cendant Corp.*	5,170	94,715
Church & Dwight, Inc.	188	6,153
Clorox Co.	799	34,077
Coca-Cola Co.	11,468	532,229
Coca-Cola Enterprises, Inc.	1,222	22,179
Colgate-Palmolive Co.	2,726	157,972
ConAgra Foods, Inc.	2,726	64,333
Constellation Brands, Inc.*	423	13,282
Coors (Adolph) Co.—Class B	141	6,906
Corinthian Colleges, Inc.*	235	11,414
Corn Products International, Inc.	188	5,646
Dean Foods Co.*	705	22,208
DeVry, Inc.*	329	7,662
Dial Corp.	470	9,142
Dreyer’s Grand Ice Cream Holdings, Inc.	94	7,381
eBay, Inc.*	1,081	112,620
Education Management Corp.*	141	7,498
Energizer Holdings, Inc.*	423	13,282
Expedia, Inc.—Class A*	188	14,359
Fleming Cos., Inc.	96	0
Flowers Foods, Inc.	212	4,179
Fortune Brands, Inc.	752	39,254
General Mills, Inc.	1,880	89,130
Gillette Co.	4,700	149,742
Hain Celestial Group, Inc.*	141	2,255
Heinz (H.J.) Co.	1,786	58,901
Hershey Foods Corp.	470	32,740
Hormel Foods Corp.	376	8,911
InterActiveCorp*	1,692	66,968
International Multifoods Corp.*	94	2,154
Interstate Bakeries Corp.	235	2,985
ITT Educational Services, Inc.*	235	6,874
JM Smucker Co.	235	9,374
Kellogg Co.	1,175	40,385
Kimberly-Clark Corp.	2,585	134,782
Kraft Foods, Inc.	1,410	45,896
Kroger Co.*	3,478	58,013
Lancaster Colony Corp.	141	5,451
Learning Tree International, Inc.*	47	735
Loews Corp.—Carolina Group	188	5,076
McCormick & Co., Inc.	423	11,506
NBTY, Inc.*	282	5,939
Newell Rubbermaid, Inc.	1,316	36,848
PepsiAmericas, Inc.	423	5,313

Common Stocks, continued

	Shares	Value
PepsiCo, Inc.	8,695	$386,927
Performance Food Group Co.*	235	8,695
Pre-Paid Legal Services, Inc.*	94	2,306
Priceline.com, Inc.*	47	1,052
Procter & Gamble Co.	6,533	582,613
R.J. Reynolds Tobacco Holdings	423	15,740
Ralcorp Holdings, Inc.*	141	3,519
Regis Corp.	235	6,827
Rent-A-Center, Inc.*	141	10,689
Roto-Rooter, Inc.	47	1,795
Safeway, Inc.*	2,256	46,158
Sara Lee Corp.	3,948	74,261
Sensient Technologies Corp.	235	5,403
Service Corporation International*	1,504	5,820
Smithfield Foods, Inc.*	423	9,695
Snap-on, Inc.	282	8,186
Sotheby’s Holdings, Inc.—Class A*	235	1,748
Stamps.com, Inc.*	188	902
Stanley Works	423	11,675
Stewart Enterprises, Inc.—Class A*	517	2,223
SuperValu, Inc.	658	14,029
Sylvan Learning Systems, Inc.*	188	4,294
Sysco Corp.	3,290	98,831
The Estee Lauder Companies, Inc.	564	18,911
The Pepsi Bottling Group, Inc.	893	17,878
The Robert Mondavi Corp.—Class A*	47	1,190
The Scotts Company—Class A*	94	4,653
The ServiceMaster Co.	1,504	16,093
Tootsie Roll Industries, Inc.	95	2,897
Tupperware Corp.	282	4,050
Tyson Foods, Inc.—Class A	1,175	12,479
United Rentals, Inc.*	282	3,917
Universal Corp.	141	5,964
UST, Inc.	846	29,635
Weight Watchers Intl, Inc.*	235	10,690
Whole Foods Market, Inc.*	282	13,403
Wild Oats Markets, Inc.*	141	1,537
Winn-Dixie Stores, Inc.	423	5,207
Wrigley (WM.) JR Co.	752	42,285

TOTAL COMMON STOCKS		4,479,478

Federal Home Loan Bank (0.5%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$23,000	23,000

TOTAL FEDERAL HOME LOAN BANK		23,000

TOTAL INVESTMENTS (Cost $4,053,296)(a)—100.0%		4,502,478
Net other assets (liabilities)—0.0%		2,219

NET ASSETS—100.0%		$4,504,697

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$464,384
Unrealized depreciation	(15,202)

Net unrealized appreciation/depreciation	$449,182

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Consumer Non-Cyclical

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $4,053,296)	$4,502,478
Cash	3,731
Dividends and interest receivable	8,516
Receivable for capital shares issued	1,669
Prepaid expenses	81

Total Assets	4,516,475

Liabilities:
Advisory fees payable	1,263
Management services fees payable	253
Administration fees payable	153
Administrative services fees payable	1,607
Distribution fees payable	804
Other accrued expenses	7,698

Total Liabilities	11,778

Net Assets	$4,504,697

Net Assets consist of:
Capital	$6,141,615
Accumulated net investment income/(loss)	20,886
Accumulated net realized gains (losses) on investments	(2,106,986)
Net unrealized appreciation/depreciation on investments	449,182

Net Assets	$4,504,697

Shares of Beneficial Interest Outstanding	167,902

Net Asset Value (offering and redemption price per share)	$26.83

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$32,990
Interest	63

Total Investment Income	33,053

Expenses:
Advisory fees	11,901
Management services fees	2,380
Administration fees	1,051
Administrative services fees	7,937
Distribution fees	3,967
Custody fees	6,992
Fund accounting fees	2,114
Transfer agent fees	1,936
Other fees	2,191

Total Gross Expenses before reductions	40,469
Less Expenses reduced by the Advisor	(9,154)

Total Net Expenses	31,315

Net Investment Income/(Loss)	1,738

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(181,735)
Change in net unrealized appreciation (depreciation) on investments	172,470

Net Realized and Unrealized Gains (Losses) on Investments	(9,265)

Change in Net Assets Resulting from Operations	$(7,527)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Consumer Non-Cyclical

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$1,738	$15,503
Net realized gains (losses) on investments	(181,735)	(1,925,251)
Change in net unrealized appreciation (depreciation) on investments	172,470	276,712

Change in net assets resulting from operations	(7,527)	(1,633,036)

Capital Transactions:
Proceeds from shares issued	20,295,827	93,043,640
Cost of shares redeemed	(20,735,249)	(86,458,958)

Change in net assets resulting from capital transactions	(439,422)	6,584,682

Change in net assets	(446,949)	4,951,646
Net Assets:
Beginning of period	4,951,646	—

End of period	$4,504,697	$4,951,646

Share Transactions:
Issued	823,488	3,450,934
Redeemed	(852,795)	(3,253,725)

Change in shares	(29,307)	197,209

(a)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Consumer Non-Cyclical

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$25.11		$30.00

Investment Activities:
Net investment income/(loss)	0.01	(b)	0.04	(b)
Net realized and unrealized gains (losses) on investments	1.71	(c)	(4.93)

Total income/(loss) from investment activities	1.72		(4.89)

Net Asset Value, End of Period	$26.83		$25.11

Total Return	6.85	%(d)	(16.30	)%(d)
Ratios/Supplemental Data:
Net assets, end of period	$4,504,697		$4,951,646
Ratio of net expenses to average net assets	1.97	%(e)	1.98	%(e)
Ratio of net investment income/(loss) to average net assets	0.11	%(e)	0.22	%(e)
Ratio of gross expenses to average net assets	2.55	%(e)	2.10	%(e)
Portfolio turnover(f)	650%		1,057%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Energy (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (83.9%)

	Shares	Value
Amerada Hess Corp.	1,240	$60,983
Anadarko Petroleum Corp.	3,968	176,457
Apache Corp.	2,479	161,284
Arch Coal, Inc.	868	19,946
Atwood Oceanics, Inc.*	124	3,367
Baker Hughes, Inc.	5,332	178,995
BJ Services Co.*	2,480	92,653
Burlington Resources, Inc.	3,224	174,322
Cabot Oil & Gas Corp.	496	13,695
Chesapeake Energy Corp.	2,976	30,058
ChevronTexaco Corp.	16,988	1,226,535
Cimarex Energy Co.*	620	14,725
ConocoPhillips	10,788	591,182
Cooper Cameron Corp.*	744	37,483
Core Laboratories N.V.*	496	5,357
Devon Energy Corp.	3,100	165,540
Diamond Offshore Drilling, Inc.	992	20,822
El Paso Corp.	9,548	77,148
Ensco International, Inc.	2,356	63,376
EOG Resources, Inc.	1,860	77,822
Evergreen Resources, Inc.*	248	13,469
Exxon Mobil Corp.	62,516	2,244,951
FMC Technologies, Inc.*	992	20,882
Forest Oil Corp.*	620	15,574
Global Industries, Ltd.*	1,116	5,379
GlobalSantaFe Corp.	2,976	69,460
Grant Prideco, Inc.*	1,736	20,398
Grey Wolf, Inc.*	2,852	11,522
Halliburton Co.	6,944	159,712
Hanover Compressor Co.*	868	9,808
Helmerich & Payne, Inc.	744	21,725
Input/Output, Inc.*	744	4,003
Kerr-McGee Corp.	1,612	72,218
Key Energy Group*	1,984	21,268
Kinder Morgan, Inc.	1,488	81,319
Lone Star Technologies, Inc.*	372	7,879
Marathon Oil Corp.	4,960	130,696
Massey Energy Co.	1,240	16,306
Maverick Tube Corp.*	620	11,873
McDermott International, Inc.*	868	5,494
Murphy Oil Corp.	1,364	71,746
Nabors Industries, Ltd.*	2,108	83,371
National-Oilwell, Inc.*	1,364	30,008
Newfield Exploration Co.*	868	32,593
Newpark Resources, Inc.*	1,240	6,795
Noble Corp.*	2,108	72,304
Noble Energy, Inc.	868	32,810
Occidental Petroleum Corp.	5,952	199,690
Oceaneering International, Inc.*	372	9,505
Offshore Logistics, Inc.*	372	8,091
Parker Drilling Co.*	1,488	4,330
Patina Oil & Gas Corp.	372	11,960
Patterson-UTI Energy, Inc.*	1,240	40,176
Peabody Energy Corp.	496	16,661
Pioneer Natural Resources Co.*	1,860	48,546
Pogo Producing Co.	868	37,107
Premor, Inc.*	620	13,361
Pride International, Inc.*	1,860	35,005
Rowan Cos., Inc.*	1,488	33,331
Schlumberger, Ltd.	9,176	436,502

Common Stocks, continued

	Shares	Value
SEACOR SMIT, Inc.*	372	$13,574
Smith International, Inc.*	1,612	59,225
Stone Energy Corp.*	372	15,594
Sunoco, Inc.	1,240	46,798
Superior Energy Services, Inc.*	992	9,404
Tesoro Petroleum Corp.*	992	6,825
Tidewater, Inc.	744	21,851
Tom Brown, Inc.*	496	13,784
Transocean Sedco Forex, Inc.	5,084	111,695
Unit Corp.*	744	15,557
Unocal Corp.	4,092	117,399
Valero Energy Corp.	1,860	67,574
Varco International, Inc.*	1,488	29,165
Veritas DGC, Inc.*	496	5,704
Vintage Petroleum, Inc.	868	9,791
Weatherford International, Ltd.*	1,860	77,934
Western Gas Resources, Inc.	372	14,731
Williams Cos., Inc.	8,184	64,654
XTO Energy, Inc.	2,976	59,847

TOTAL COMMON STOCKS		8,120,684

Federal Home Loan Bank (0.7%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$63,000	62,999

TOTAL FEDERAL HOME LOAN BANK		62,999

TOTAL INVESTMENTS (Cost $6,753,601)(a)—84.6%		8,183,683
Net other assets (liabilities)—15.4%		1,485,699

NET ASSETS—100.0%		$9,669,382

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$1,432,723
Unrealized depreciation	(2,641)

Net unrealized appreciation/depreciation	$1,430,082

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Energy

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $6,753,601)	$8,183,683
Dividends and interest receivable	7,460
Receivable for investments sold	2,674,400
Receivable for capital shares issued	412
Prepaid expenses	471

Total Assets	10,866,426

Liabilities:
Cash overdraft	356
Payable for capital shares redeemed	1,166,201
Advisory fees payable	7,144
Management services fees payable	1,429
Administration fees payable	552
Administrative services fees payable	5,796
Distribution fees payable	2,898
Other accrued expenses	12,668

Total Liabilities	1,197,044

Net Assets	$9,669,382

Net Assets consist of:
Capital	$20,727,006
Accumulated net investment income/(loss)	(12,275)
Accumulated net realized gains (losses) on investments	(12,475,431)
Net unrealized appreciation/depreciation on investments	1,430,082

Net Assets	$9,669,382

Shares of Beneficial Interest Outstanding	390,325

Net Asset Value (offering and redemption price per share)	$24.77

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$112,348
Interest	190

Total Investment Income	112,538

Expenses:
Advisory fees	47,414
Management services fees	9,483
Administration fees	2,935
Administrative services fees	31,619
Distribution fees	15,805
Custody fees	9,200
Fund accounting fees	6,625
Transfer agent fees	6,249
Other fees	8,707

Total Gross Expenses before reductions	138,037
Less Expenses reduced by the Advisor	(13,224)

Total Net Expenses	124,813

Net Investment Income/(Loss)	(12,275)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(319,296)
Change in net unrealized appreciation (depreciation) on investments	623,622

Net Realized and Unrealized Gains (Losses) on Investments	304,326

Change in Net Assets Resulting from Operations	$292,051

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Energy

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(12,275)	$(35,169)
Net realized gains (losses) on investments and swap agreements	(319,296)	(4,572,369)
Change in net unrealized appreciation (depreciation) on investments	623,622	(74,363)

Change in net assets resulting from operations	292,051	(4,681,901)

Capital Transactions:
Proceeds from shares issued	69,984,889	218,037,705
Cost of shares redeemed	(79,890,857)	(218,079,217)

Change in net assets resulting from capital transactions	(9,905,968)	(41,512)

Change in net assets	(9,613,917)	(4,723,413)
Net Assets:
Beginning of period	19,283,299	24,006,712

End of period	$9,669,382	$19,283,299

Share Transactions:
Issued	2,954,877	8,214,904
Redeemed	(3,396,747)	(8,242,223)

Change in shares	(441,870)	(27,319)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Energy

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$23.17		$27.93		$30.00

Investment Activities:
Net investment income/(loss)	(0.02	)(b)	(0.05	)(b)	—	(b), (c)
Net realized and unrealized gains (losses) on investments and swap agreements	1.62		(4.71)		(2.07)

Total income/(loss) from investment activities	1.60		(4.76)		(2.07)

Net Asset Value, End of Period	$24.77		$23.17		$27.93

Total Return	6.91	%(d)	(17.04)%		(6.90	)%(d)
Ratios/Supplemental Data:
Net assets, end of period	$9,669,382		$19,283,299		$24,006,712
Ratio of net expenses to average net assets	1.97	%(e)	1.98%		2.05	%(e)
Ratio of net investment income/(loss) to average net assets	(0.19	)%(e)	(0.18)%		(0.01	)%(e)
Ratio of gross expenses to average net assets	2.18	%(e)	2.16%		2.05	%(e)
Portfolio turnover(f)	690%		1,632%		1,169%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Financial (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.3%)

	Shares	Value
ACE, Ltd.	1,562	$53,561
AFLAC, Inc.	3,124	96,063
Allstate Corp.	5,538	197,430
Ambac Financial Group, Inc.	1,136	75,260
American Express Co.	8,378	350,284
American International Group, Inc.	16,472	908,924
AmSouth Bancorp	3,124	68,228
AON Corp.	3,408	82,065
Archstone-Smith Trust	3,834	92,016
Bank of America Corp.	9,656	763,113
Bank of New York Co., Inc.	5,822	167,383
Bank One Corp.	7,810	290,376
Banknorth Group, Inc.	2,130	54,358
BB&T Corp.	3,408	116,894
Bear Stearns Cos., Inc.	710	51,418
Boston Properties, Inc.	2,414	105,733
Capital One Financial Corp.	1,420	69,836
Charter One Financial, Inc.	994	30,993
Chubb Corp.	1,136	68,160
Cincinnati Financial Corp.	1,988	73,735
CIT Group, Inc.	2,414	59,505
Citigroup, Inc.	33,086	1,416,080
CNA Financial Corp.*	1,704	41,918
Comerica, Inc.	1,704	79,236
Compass Bancshares, Inc.	1,278	44,641
Countrywide Credit Industries, Inc.	994	69,153
Equity Office Properties Trust	4,544	122,733
Equity Residential Properties Trust	3,550	92,123
Everest Re Group, Ltd.	426	32,589
Fannie Mae	6,248	421,365
Fifth Third Bancorp	3,550	203,557
First Tennessee National Corp.	852	37,411
Fleet Boston Financial Corp.	7,384	219,379
Franklin Resources, Inc.	1,562	61,027
Freddie Mac	4,544	230,699
General Growth Properties, Inc.	1,846	115,264
Golden West Financial Corp.	1,562	124,976
Goldman Sachs Group, Inc.	3,408	285,420
GreenPoint Financial Corp.	1,562	79,568
Hartford Financial Services Group, Inc.	1,988	100,116
Hudson City Bancorp, Inc.	3,124	79,881
Huntington Bancshares, Inc.	2,414	47,121
J.P. Morgan Chase & Co.	12,780	436,820
Jefferson-Pilot Corp.	1,988	82,422
John Hancock Financial Services, Inc.	2,130	65,455
KeyCorp	3,976	100,474
Kimco Realty Corp.	1,704	64,582
Legg Mason, Inc.	710	46,115
Lincoln National Corp.	1,136	40,476
Loews Corp.	1,420	67,152
M&T Bank Corp.	994	83,715
Marsh & McLennan Cos., Inc.	3,976	203,054
Marshall & Ilsley Corp.	1,846	56,451
MBIA, Inc.	1,136	55,380
MBNA Corp.	8,378	174,598
Mellon Financial Corp.	3,550	98,513
Merrill Lynch & Co., Inc.	6,106	285,028
MetLife, Inc.	4,686	132,708
MGIC Investment Corp.	710	33,114
Morgan Stanley Dean Witter & Co.	6,816	291,384

Common Stocks, continued

	Shares	Value
National City Corp.	3,976	$130,055
National Commerce Financial Corp.	1,420	31,510
North Fork Bancorp, Inc.	1,988	67,711
Northern Trust Corp.	1,988	83,079
Old Republic International Corp.	1,278	43,797
Plum Creek Timber Co., Inc.	2,840	73,698
PNC Financial Services Group	1,988	97,034
Popular, Inc.	2,840	109,596
Principal Financial Group, Inc.	1,988	64,113
Progressive Corp.	1,278	93,422
Prologis Trust	3,124	85,285
Prudential Financial, Inc.	3,692	124,236
Public Storage, Inc.	1,278	43,286
Regions Financial Corp.	994	33,577
SAFECO Corp.	1,562	55,107
Schwab (Charles) Corp.	8,520	85,967
Simon Property Group, Inc.	2,840	110,845
SLM Corp.	3,834	150,178
SouthTrust Corp.	3,408	92,698
Sovereign Bancorp, Inc.	4,118	64,447
St. Paul Companies, Inc.	1,420	51,844
State Street Corp.	2,556	100,706
SunTrust Banks, Inc.	1,988	117,968
Synovus Financial Corp.	2,130	45,795
T. Rowe Price Group, Inc.	568	21,442
Torchmark Corp.	994	37,027
Total System Services, Inc.	2,272	50,666
Travelers Property Casualty Corp.—Class A	4,260	67,734
Travelers Property Casualty Corp.—Class B	4,686	73,898
U.S. Bancorp	12,780	313,110
Union Planters Corp.	2,130	66,094
UnionBanCal Corp.	1,846	76,369
UnumProvident Corp.	1,846	24,755
Vornado Realty Trust	1,846	80,486
Wachovia Corp.	8,946	357,482
Washington Mutual, Inc.	6,390	263,906
Wells Fargo & Co.	11,218	565,386
XL Capital, Ltd.—Class A	852	70,716
Zions Bancorp	994	50,306

TOTAL COMMON STOCKS		14,072,364

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Financial (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Home Loan Bank (0.3%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$42,000	$41,999

TOTAL FEDERAL HOME LOAN BANK		41,999

TOTAL INVESTMENTS (Cost $11,765,420)(a)—99.6%		14,114,363
Net other assets (liabilities)—0.4%		50,110

NET ASSETS—100.0%		$14,164,473

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$2,382,515
Unrealized depreciation	(33,572)

Net unrealized appreciation/depreciation	$2,348,943

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Financial

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $11,765,420)	$14,114,363
Cash	139
Dividends and interest receivable	25,114
Receivable for capital shares issued	1,741,397
Prepaid expenses	442

Total Assets	15,881,455

Liabilities:
Payable for investments purchased	1,685,124
Payable for capital shares redeemed	22
Advisory fees payable	7,163
Management services fees payable	1,432
Administration fees payable	572
Administrative services fees payable	5,401
Distribution fees payable	3,757
Other accrued expenses	13,511

Total Liabilities	1,716,982

Net Assets	$14,164,473

Net Assets consist of:
Capital	$18,600,087
Accumulated net investment income/(loss)	61,034
Accumulated net realized gains (losses) on investments	(6,845,591)
Net unrealized appreciation/depreciation on investments	2,348,943

Net Assets	$14,164,473

Shares of Beneficial Interest Outstanding	534,129

Net Asset Value (offering and redemption price per share)	$26.52

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$167,139
Interest	159

Total Investment Income	167,298

Expenses:
Advisory fees	56,517
Management services fees	11,304
Administration fees	3,401
Administrative services fees	34,472
Distribution fees	18,839
Custody fees	12,347
Fund accounting fees	6,669
Transfer agent fees	6,241
Other fees	12,316

Total Gross Expenses before reductions	162,106
Less Expenses reduced by the Advisor	(13,316)

Total Net Expenses	148,790

Net Investment Income/(Loss)	18,508

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	800,110
Change in net unrealized appreciation (depreciation) on investments	1,208,847

Net Realized and Unrealized Gains (Losses) on Investments	2,008,957

Change in Net Assets Resulting from Operations	$2,027,465

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Financial

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$18,508	$53,577
Net realized gains (losses) on investments	800,110	(5,839,251)
Change in net unrealized appreciation (depreciation) on investments	1,208,847	(258,523)

Change in net assets resulting from operations	2,027,465	(6,044,197)

Capital Transactions:
Proceeds from shares issued	60,161,294	254,024,533
Cost of shares redeemed	(59,921,956)	(256,171,559)

Change in net assets resulting from capital transactions	239,338	(2,147,026)

Change in net assets	2,266,803	(8,191,223)
Net Assets:
Beginning of period	11,897,670	20,088,893

End of period	$14,164,473	$11,897,670

Share Transactions:
Issued	2,466,808	9,428,129
Redeemed	(2,431,630)	(9,646,177)

Change in shares	35,178	(218,048)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Financial

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002	For the period January 22, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$23.85		$28.02	$30.00

Investment Activities:
Net investment income/(loss)	0.03	(b)	0.06 (b)	0.04	(b)
Net realized and unrealized gains (losses) on investments	2.64		(4.23)	(2.02)

Total income/(loss) from investment activities	2.67		(4.17)	(1.98)

Net Asset Value, End of Period	$26.52		$23.85	$28.02

Total Return	11.19	%(c)	(14.88)%	(6.60	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$14,164,473		$11,897,670	$20,088,893
Ratio of net expenses to average net assets	1.97	%(d)	1.98%	2.10	%(d)
Ratio of net investment income/(loss) to average net assets	0.25	%(d)	0.22%	0.16	%(d)
Ratio of gross expenses to average net assets	2.15	%(d)	2.14%	2.10	%(d)
Portfolio turnover(e)	431%		1,341%	1,330%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Healthcare (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.7%)

	Shares	Value
Abbott Laboratories	41,496	$1,815,865
AdvancePCS*	1,824	69,732
Aetna, Inc.	4,104	247,061
Affymetrix, Inc.*	1,824	35,951
Alcon, Inc.	8,208	375,106
Allergan, Inc.	3,648	281,261
Amgen, Inc.*	34,200	2,272,248
Amylin Pharmaceuticals, Inc.*	3,648	79,855
Andrx Group*	1,824	36,298
Anthem, Inc.*	3,648	281,443
Apogent Technologies, Inc.*	3,192	63,840
Applera Corp.—Applied Biosystems Group	6,384	121,488
Apria Healthcare Group, Inc.*	2,736	68,072
Bard (C.R.), Inc.	1,368	97,552
Barr Laboratories, Inc.*	1,824	119,472
Bausch & Lomb, Inc.	1,824	68,400
Baxter International, Inc.	15,960	414,960
Beckman Coulter, Inc.	1,368	55,596
Becton, Dickinson & Co.	6,840	265,734
Biogen, Inc.*	4,560	173,280
Biomet, Inc.	7,296	209,103
Boston Scientific Corp.*	10,944	668,678
Bristol-Myers Squibb Co.	51,984	1,411,366
Caremark Rx, Inc.*	7,296	187,361
Celgene Corp.*	3,192	97,037
Cephalon, Inc.*	2,280	93,845
Charles River Laboratories International, Inc.*	1,824	58,696
Chiron Corp.*	6,384	279,108
CIGNA Corp.	4,104	192,642
Community Health Systems*	3,648	70,370
Coventry Health Care, Inc.*	1,824	84,196
CYTYC Corp.*	3,648	38,377
DaVita, Inc.*	1,368	36,635
DENTSPLY International, Inc.	2,280	93,252
Edwards Lifesciences Corp.*	1,824	58,623
Eli Lilly & Co.	30,096	2,075,721
Express Scripts, Inc.—Class A*	2,736	186,924
First Health Group Corp.*	2,736	75,513
Fisher Scientific International, Inc.*	2,280	79,572
Forest Laboratories, Inc.*	9,576	524,286
Genentech, Inc.*	14,136	1,019,488
Genzyme Corp.—General Division*	5,928	247,790
Gilead Sciences, Inc.*	5,472	304,134
Guidant Corp.	8,208	364,353
HCA, Inc.	13,680	438,306
Health Management Associates, Inc.—Class A	6,384	117,785
Health Net, Inc.*	4,104	135,227
Hillenbrand Industries, Inc.	1,368	69,016
Human Genome Sciences, Inc.*	5,016	63,804
Humana, Inc.*	5,016	75,742
ICN Pharmaceuticals, Inc.	2,280	38,213
ICOS Corp.*	1,824	67,032
IDEC Pharmaceuticals Corp.*	4,560	155,040
ImClone Systems, Inc.*	2,280	72,094
IMS Health, Inc.	7,752	139,458
Invitrogen Corp.*	2,280	87,484
IVAX Corp.*	5,472	97,675

Common Stocks, continued

	Shares	Value
Johnson & Johnson	78,888	$4,078,510
King Pharmaceuticals, Inc.*	6,840	100,958
Laboratory Corp. of America Holdings*	4,104	123,736
Lincare Holdings, Inc.*	3,648	114,948
Manor Care, Inc.*	2,280	57,023
Medicis Pharmaceutical Corp.*	912	51,710
MedImmune, Inc.*	7,296	265,356
Medtronic, Inc.	32,832	1,574,951
Merck & Co., Inc.	60,192	3,644,625
Mid Atlantic Medical Services, Inc.*	1,368	71,546
Millennium Pharmaceuticals, Inc.*	9,120	143,458
Monsanto Co.	7,752	167,753
Mylan Laboratories, Inc.	5,472	190,261
Neurocrine Biosciences, Inc.*	1,368	68,318
Omnicare, Inc.	2,280	77,041
Oxford Health Plans, Inc.*	2,736	114,994
PacifiCare Health Systems, Inc.*	912	44,989
Patterson Dental Co.*	2,280	103,466
Pfizer, Inc.	212,040	7,241,165
Pharmaceutical Product Development, Inc.*	1,824	52,404
Pharmaceutical Resources, Inc.*	912	44,378
Protein Design Labs, Inc.*	3,192	44,624
Quest Diagnostics, Inc.*	3,192	203,650
Quintiles Transnational Corp.*	2,736	38,824
Renal Care Group, Inc.*	2,736	96,335
ResMed, Inc.*	912	35,750
Respironics, Inc.*	1,368	51,327
Schering-Plough Corp.	40,128	746,381
Sepracor, Inc.*	3,192	57,552
SICOR, Inc.*	3,192	64,925
St. Jude Medical, Inc.*	5,016	288,420
STERIS Corp.*	1,824	42,116
Stryker Corp.	5,016	347,960
Taro Pharmaceutical Industries, Ltd.*	912	50,051
Tenet Healthcare Corp.*	13,224	154,060
Triad Hospitals, Inc.*	2,280	56,590
UnitedHealth Group, Inc.	8,208	412,451
Universal Health Services, Inc.—Class B*	1,824	72,267
Varian Medical Systems, Inc.*	2,280	131,260
Watson Pharmaceuticals, Inc.*	2,736	110,452
Wellpoint Health Networks, Inc.*	4,104	345,967
Wyeth	35,568	1,620,122
Zimmer Holdings, Inc.*	5,016	225,971

TOTAL COMMON STOCKS		40,485,805

TOTAL INVESTMENTS (Cost $37,650,757)(a)—99.7%		40,485,805
Net other assets (liabilities)—0.3%		104,325

NET ASSETS—100.0%		$40,590,130

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$3,543,707
Unrealized depreciation	(708,659)

Net unrealized appreciation/depreciation	$2,835,048

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Healthcare

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $37,650,757)	$40,485,805
Dividends and interest receivable	10,100
Receivable for capital shares issued	4,829,533
Prepaid expenses	550

Total Assets	45,325,988

Liabilities:
Cash overdraft	154,530
Payable for investments purchased	4,528,901
Payable for capital shares redeemed	75
Advisory fees payable	14,479
Management services fees payable	2,896
Administration fees payable	996
Administrative services fees payable	9,621
Distribution fees payable	6,041
Other accrued expenses	18,319

Total Liabilities	4,735,858

Net Assets	$40,590,130

Net Assets consist of:
Capital	$49,144,782
Accumulated net investment income/(loss)	(64,345)
Accumulated net realized gains (losses) on investments	(11,325,355)
Net unrealized appreciation/depreciation on investments	2,835,048

Net Assets	$40,590,130

Shares of Beneficial Interest Outstanding	1,653,592

Net Asset Value (offering and redemption price per share)	$24.55

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$100,893
Interest	302

Total Investment Income	101,195

Expenses:
Advisory fees	63,085
Management services fees	12,617
Administration fees	6,062
Administrative services fees	38,054
Distribution fees	21,029
Custody fees	10,661
Fund accounting fees	8,148
Transfer agent fees	7,047
Other fees	11,632

Total Gross Expenses before reductions	178,335
Less Expenses reduced by the Advisor	(12,795)

Total Net Expenses	165,540

Net Investment Income/(Loss)	(64,345)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(775,768)
Change in net unrealized appreciation (depreciation) on investments	1,172,139

Net Realized and Unrealized Gains (Losses) on Investments	396,371

Change in Net Assets Resulting from Operations	$332,026

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Healthcare

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(64,345)	$(119,837)
Net realized gains (losses) on investments	(775,768)	(5,407,466)
Change in net unrealized appreciation (depreciation) on investments	1,172,139	(4,248)

Change in net assets resulting from operations	332,026	(5,531,551)

Capital Transactions:
Proceeds from shares issued	98,848,665	162,519,407
Cost of shares redeemed	(73,213,039)	(175,592,623)

Change in net assets resulting from capital transactions	25,635,626	(13,073,216)

Change in net assets	25,967,652	(18,604,767)
Net Assets:
Beginning of period	14,622,478	33,227,245

End of period	$40,590,130	$14,622,478

Share Transactions:
Issued	4,256,986	6,734,915
Redeemed	(3,268,755)	(7,238,169)

Change in shares	988,231	(503,254)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Healthcare

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the year ended December 31, 2002		For the period January 23, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$21.98		$28.43		$30.00

Investment Activities:
Net investment income/(loss)	(0.09	)(b)	(0.13	)(b)	(0.30	)(b)
Net realized and unrealized gains (losses) on investments	2.66		(6.32)		(1.27)

Total income/(loss) from investment activities	2.57		(6.45)		(1.57)

Net Asset Value, End of Period	$24.55		$21.98		$28.43

Total Return	11.69	%(c)	(22.69)%		(5.23	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$40,590,130		$14,622,478		$33,227,245
Ratio of net expenses to average net assets	1.97	%(d)	1.98%		2.06	%(d)
Ratio of net investment income/(loss) to average net assets	(0.76	)%(d)	(0.54)%		(1.10	)%(d)
Ratio of gross expenses to average net assets	2.12	%(d)	2.14%		2.06	%(d)
Portfolio turnover(e)	408%		897%		1,032%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Industrial (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (100.1%)

	Shares	Value
3M Co.	475	$61,266
Accenture, Ltd.—Class A*	494	8,936
Agilent Technologies, Inc.*	608	11,887
ALLETE, Inc.	228	6,053
Alliant Techsystems, Inc.*	57	2,959
Allied Waste Industries, Inc.*	304	3,055
American Power Conversion Corp.*	323	5,036
American Standard Cos.*	114	8,428
Automatic Data Processing, Inc.	741	25,090
AVX Corp.	456	5,011
Ball Corp.	95	4,323
Bemis Co., Inc.	190	8,893
Boeing Co.	950	32,604
Burlington Northern Santa Fe Corp.	551	15,670
C.H. Robinson Worldwide, Inc.	190	6,756
Caterpillar, Inc.	418	23,266
Ceridian Corp.*	209	3,547
CheckFree Holdings Corp.*	114	3,174
Choicepoint, Inc.*	114	3,935
Cintas Corp.	228	8,080
Concord EFS, Inc.*	608	8,950
Convergys Corp.*	228	3,648
Cooper Industries, Ltd.—Class A	171	7,062
CSX Corp.	304	9,147
Danaher Corp.	228	15,515
Deere & Co.	304	13,893
Deluxe Corp.	114	5,107
Diebold, Inc.	209	9,039
Donnelley (R.R.) & Sons Co.	190	4,967
Dover Corp.	304	9,108
DST Systems, Inc.*	152	5,776
Dun & Bradstreet Corp.*	114	4,685
Eaton Corp.	114	8,962
Emerson Electric Co.	532	27,185
Equifax, Inc.	171	4,446
Expeditors International of Washington, Inc.	152	5,265
Fair, Isaac & Co., Inc.	95	4,888
FedEx Corp.	380	23,572
First Data Corp.	874	36,220
Fiserv, Inc.*	209	7,442
Fluor Corp.	133	4,474
Garmin, Ltd.*	152	6,060
General Dynamics Corp.	247	17,908
General Electric Co.	11,590	332,400
Getty Images, Inc.*	95	3,924
Goodrich Corp.	171	3,591
Grainger (W.W.), Inc.	190	8,884
Honeywell International, Inc.	1,045	28,058
Illinois Tool Works, Inc.	380	25,023
Ingersoll-Rand Co.—Class A	209	9,890
Integrated Circuit Systems, Inc.*	95	2,986
Iron Mountain, Inc.*	133	4,933
ITT Industries, Inc.	133	8,706
Jabil Circuit, Inc.*	304	6,718
Jacobs Engineering Group, Inc.*	114	4,805
L-3 Communications Holdings, Inc.*	114	4,958
Lafarge North America, Inc.	114	3,523
Lockheed Martin Corp.	532	25,307
Manpower, Inc.	133	4,933

Common Stocks, continued

	Shares	Value
Masco Corp.	627	$14,953
Millipore Corp.*	95	4,215
Molex, Inc.	171	4,615
Molex, Inc.—Class A	152	3,523
Monster Worldwide, Inc.*	133	2,624
Moody’s Corp.	190	10,015
National Instruments Corp.*	95	3,589
Navistar International Corp.*	76	2,480
Norfolk Southern Corp.	532	10,214
Northrop Grumman Corp.	228	19,674
PACCAR, Inc.	152	10,269
Pactiv Corp.*	228	4,494
Pall Corp.	171	3,848
Parker Hannifin Corp.	171	7,180
Paychex, Inc.	494	14,480
Pentair, Inc.	76	2,969
Raytheon Co.	513	16,847
Republic Services, Inc.*	285	6,461
Robert Half International, Inc.*	209	3,958
Rockwell International Corp.	285	6,794
Sabre Holdings Corp.	190	4,684
Sanmina-SCI Corp.*	722	4,556
Sealed Air Corp.*	152	7,244
Sherwin-Williams Co.	266	7,150
Smurfit-Stone Container Corp.*	342	4,456
Solectron Corp.*	1,121	4,193
Sonoco Products Co.	209	5,020
SPX Corp.*	133	5,860
Symbol Technologies, Inc.	323	4,202
Temple-Inland, Inc.	76	3,261
Textron, Inc.	171	6,672
Thermo Electron Corp.*	190	3,994
Tyco International, Ltd.	2,318	43,996
Union Pacific Corp.	342	19,843
United Parcel Service, Inc.—Class B	627	39,941
United Technologies Corp.	551	39,027
Viad Corp.	95	2,127
Vishay Intertechnology, Inc.*	380	5,016
Vulcan Materials Co.	209	7,748
Waste Management, Inc.	760	18,309
Waters Corp.*	209	6,088

TOTAL COMMON STOCKS		1,366,516

TOTAL INVESTMENTS (Cost $1,120,085)(a)—100.1%		1,366,516
Net other assets (liabilities)—(0.1)%		(1,911)

NET ASSETS—100.0%		$1,364,605

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$248,446
Unrealized depreciation	(2,015)

Net unrealized appreciation/depreciation	$246,431

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Industrial

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $1,120,085)	$1,366,516
Dividends and interest receivable	11,163
Receivable for investments sold	4,601,486
Prepaid expenses	53

Total Assets	5,979,218

Liabilities:
Cash overdraft	80,452
Payable for capital shares redeemed	4,524,320
Advisory fees payable	1,842
Management services fees payable	368
Administration fees payable	147
Administrative services fees payable	1,547
Distribution fees payable	773
Other accrued expenses	5,164

Total Liabilities	4,614,613

Net Assets	$1,364,605

Net Assets consist of:
Capital	$1,970,681
Accumulated net investment income/(loss)	2,078
Accumulated net realized gains (losses) on investments	(854,585)
Net unrealized appreciation/depreciation on investments	246,431

Net Assets	$1,364,605

Shares of Beneficial Interest Outstanding	52,566

Net Asset Value (offering and redemption price per share)	$25.96

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$19,446
Interest	52

Total Investment Income	19,498

Expenses:
Advisory fees	6,616
Management services fees	1,323
Administration fees	381
Administrative services fees	4,413
Distribution fees	2,205
Custody fees	5,321
Fund accounting fees	1,305
Transfer agent fees	1,159
Other fees	1,319

Total Gross Expenses before reductions	24,042
Less Expenses reduced by the Advisor	(6,622)

Total Net Expenses	17,420

Net Investment Income/(Loss)	2,078

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(262,075)
Change in net unrealized appreciation (depreciation) on investments	171,986

Net Realized and Unrealized Gains (Losses) on Investments	(90,089)

Change in Net Assets Resulting from Operations	$(88,011)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Industrial

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$2,078	$(701)
Net realized gains (losses) on investments	(262,075)	(592,510)
Change in net unrealized appreciation (depreciation) on investments	171,986	74,445

Change in net assets resulting from operations	(88,011)	(518,766)

Capital Transactions:
Proceeds from shares issued	14,307,775	17,267,005
Cost of shares redeemed	(13,989,488)	(15,613,910)

Change in net assets resulting from capital transactions	318,287	1,653,095

Change in net assets	230,276	1,134,329
Net Assets:
Beginning of period	1,134,329	—

End of period	$1,364,605	$1,134,329

Share Transactions:
Issued	586,972	652,148
Redeemed	(581,563)	(604,991)

Change in shares	5,409	47,157

(a)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Industrial

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$24.05		$30.00

Investment Activities:
Net investment income/(loss)	0.03	(b)	(0.01	)(b)
Net realized and unrealized gains (losses) on investments	1.88	(c)	(5.94)

Total income/(loss) from investment activities	1.91		(5.95)

Net Asset Value, End of Period	$25.96		$24.05

Total Return	7.94	%(d)	(19.83	)%(d)
Ratios/Supplemental Data:
Net assets, end of period	$1,364,605		$1,134,329
Ratio of net expenses to average net assets	1.98	%(e)	1.98	%(e)
Ratio of net investment income/(loss) to average net assets	0.24	%(e)	(0.08	)%(e)
Ratio of gross expenses to average net assets	2.73	%(e)	2.65	%(e)
Portfolio turnover(f)	1,095%		906%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Internet (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (98.6%)

	Shares	Value
Agile Software Corp.*	11,803	$113,899
Akamai Technologies, Inc.*	25,234	122,637
Amazon.com, Inc.*	51,689	1,886,132
Ameritrade Holding Corp.—Class A*	74,481	551,904
Ariba, Inc.*	64,306	190,989
Ask Jeeves, Inc.*	10,582	145,503
BEA Systems, Inc.*	100,122	1,087,325
Check Point Software Technologies, Ltd.*	38,805	758,638
CheckFree Holdings Corp.*	16,687	464,566
CMGI, Inc.*	87,912	146,813
CNET Networks, Inc.*	33,374	207,920
Digital Insight Corp.*	6,105	116,300
Digital River, Inc.*	6,105	117,827
DoubleClick, Inc.*	33,374	308,710
E*TRADE Group, Inc.*	92,796	788,766
EarthLink, Inc.*	36,630	289,011
eBay, Inc.*	17,908	1,865,655
Expedia, Inc.—Class A*	10,175	777,167
FreeMarkets, Inc.*	10,989	76,483
Infospace, Inc.*	5,698	77,322
InterActiveCorp*	1	24
Internet Security Systems, Inc.*	11,396	165,128
Interwoven, Inc.*	22,792	50,598
J2 Global Communications, Inc.*	2,442	112,283
LendingTree, Inc.*	4,070	99,634
Macromedia, Inc.*	16,280	342,531
Monster Worldwide, Inc.*	27,676	546,047
Overture Services, Inc.*	13,431	243,504
PRICELINE.COM, Inc.*	3,255	72,879
RealNetworks, Inc.*	27,269	184,884
Siebel Systems, Inc.*	113,960	1,087,178
Tibco Software, Inc.*	21,571	109,796
United Online, Inc.*	9,768	247,521
University of Phoenix Online*	3,663	185,714
ValueClick, Inc.*	19,129	115,348
VeriSign, Inc.*	61,864	855,579
Vignette Corp.*	65,934	137,143
WebMD Corp.*	78,958	855,115
webMethods, Inc.*	12,617	102,576
Websense, Inc.*	5,291	82,857
Yahoo!, Inc.*	57,387	1,879,998

TOTAL COMMON STOCKS		17,569,904

TOTAL INVESTMENTS (Cost $11,771,761)(a)—98.6%		17,569,904
Net other assets (liabilities)—1.4%		255,149

NET ASSETS—100.0%		$17,825,053

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$5,814,045
Unrealized depreciation	(15,902)

Net unrealized appreciation/depreciation	$5,798,143

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Internet

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $11,771,761)	$17,569,904
Receivable for investments sold	156,393
Receivable for capital shares issued	183,488
Prepaid expenses	302

Total Assets	17,910,087

Liabilities:
Cash overdraft	43,509
Advisory fees payable	11,946
Management services fees payable	2,389
Administration fees payable	825
Administrative services fees payable	8,658
Distribution fees payable	4,333
Other accrued expenses	13,374

Total Liabilities	85,034

Net Assets	$17,825,053

Net Assets consist of:
Capital	$8,338,714
Accumulated net investment income/(loss)	(145,940)
Accumulated net realized gains (losses) on investments	3,834,136
Net unrealized appreciation/depreciation on investments	5,798,143

Net Assets	$17,825,053

Shares of Beneficial Interest Outstanding	457,549

Net Asset Value (offering and redemption price per share)	$38.96

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$174

Expenses:
Advisory fees	55,437
Management services fees	11,088
Administration fees	4,096
Administrative services fees	36,982
Distribution fees	18,479
Custody fees	8,072
Fund accounting fees	6,713
Transfer agent fees	6,505
Other fees	7,015

Total Gross Expenses before reductions	154,387
Less Expenses reduced by the Advisor	(8,273)

Total Net Expenses	146,114

Net Investment Income/(Loss)	(145,940)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	5,186,045
Change in net unrealized appreciation (depreciation) on investments	1,742,803

Net Realized and Unrealized Gains (Losses) on Investments	6,928,848

Change in Net Assets Resulting from Operations	$6,782,908

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Internet

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(145,940)	$(113,375)
Net realized gains (losses) on investments	5,186,045	(1,238,630)
Change in net unrealized appreciation (depreciation) on investments	1,742,803	4,055,340

Change in net assets resulting from operations	6,782,908	2,703,335

Capital Transactions:
Proceeds from shares issued	75,275,336	67,633,486
Cost of shares redeemed	(93,113,640)	(41,456,372)

Change in net assets resulting from capital transactions	(17,838,304)	26,177,114

Change in net assets	(11,055,396)	28,880,449
Net Assets:
Beginning of period	28,880,449	—

End of period	$17,825,053	$28,880,449

Share Transactions:
Issued	2,460,139	2,884,574
Redeemed	(3,113,932)	(1,773,232)

Change in shares	(653,793)	1,111,342

(a)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Internet

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$25.99		$30.00

Investment Activities:
Net investment income/(loss)	(0.31	)(b)	(0.35	)(b)
Net realized and unrealized gains (losses) on investments	13.28		(3.66	)(c)

Total income/(loss) from investment activities	12.97		(4.01)

Net Asset Value, End of Period	$38.96		$25.99

Total Return	49.90	%(d)	(13.37	)%(d)
Ratios/Supplemental Data:
Net assets, end of period	$17,825,053		$28,880,449
Ratio of net expenses to average net assets	1.97	%(e)	1.98	%(e)
Ratio of net investment income/(loss) to average net assets	(1.97	)%(e)	(1.97	)%(e)
Ratio of gross expenses to average net assets	2.08	%(e)	2.04	%(e)
Portfolio turnover(f)	488%		505%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Pharmaceuticals (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (70.7%)

	Shares	Value
Allergan, Inc.	2,145	$165,380
Alpharma, Inc.	660	14,256
Andrx Group*	1,155	22,985
Barr Laboratories, Inc.*	990	64,845
Bristol-Myers Squibb Co.	21,185	575,172
Cephalon, Inc.*	825	33,957
Eli Lilly & Co.	8,745	603,142
Forest Laboratories, Inc.*	5,775	316,181
ICN Pharmaceuticals, Inc.	1,320	22,123
IVAX Corp.*	2,475	44,179
Johnson & Johnson	47,685	2,465,315
King Pharmaceuticals, Inc.*	3,795	56,014
Medicis Pharmaceutical Corp.*	495	28,067
Merck & Co., Inc.	9,470	573,408
Mylan Laboratories, Inc.	2,970	103,267
Nektar Therapeutics*	825	7,614
Noven Pharmaceuticals, Inc.*	330	3,379
NPS Pharmaceuticals, Inc.*	495	12,048
Perrigo Co.	990	15,484
Pfizer, Inc.	90,420	3,087,842
Pharmaceutical Resources, Inc.*	495	24,087
PRAECIS Pharmaceuticals, Inc.*	825	4,043
SangStat Medical Corp.*	495	6,480
Schering-Plough Corp.	23,595	438,867
Sepracor, Inc.*	1,320	23,800
SICOR, Inc.*	1,320	26,849
Taro Pharmaceutical Industries, Ltd.*	495	27,166
Watson Pharmaceuticals, Inc.*	1,650	66,611
Wyeth	12,985	591,466

TOTAL COMMON STOCKS		9,424,027

Federal Home Loan Bank (0.2%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$32,000	32,000

TOTAL FEDERAL HOME LOAN BANK		32,000

TOTAL INVESTMENTS (Cost $9,095,042)(a)—70.9%		9,456,027
Net other assets (liabilities)—29.1%		3,889,724

NET ASSETS—100.0%		$13,345,751

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$599,878
Unrealized depreciation	(238,893)

Net unrealized appreciation/depreciation	$360,985

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Pharmaceuticals

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $9,095,042)	$9,456,027
Cash	348
Dividends and interest receivable	4,402
Receivable for investments sold	6,784,715
Prepaid expenses	107

Total Assets	16,245,599

Liabilities:
Payable for capital shares redeemed	2,878,074
Advisory fees payable	5,697
Management services fees payable	1,140
Administration fees payable	402
Administrative services fees payable	4,223
Distribution fees payable	2,157
Other accrued expenses	8,155

Total Liabilities	2,899,848

Net Assets	$13,345,751

Net Assets consist of:
Capital	$14,357,423
Accumulated net investment income/(loss)	(16,770)
Accumulated net realized gains (losses) on investments	(1,355,887)
Net unrealized appreciation/depreciation on investments	360,985

Net Assets	$13,345,751

Shares of Beneficial Interest Outstanding	480,319

Net Asset Value (offering and redemption price per share)	$27.79

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$45,386
Interest	146

Total Investment Income	45,532

Expenses:
Advisory fees	23,631
Management services fees	4,726
Administration fees	2,354
Administrative services fees	15,661
Distribution fees	7,877
Custody fees	4,271
Fund accounting fees	3,197
Transfer agent fees	2,909
Other fees	3,423

Total Gross Expenses before reductions	68,049
Less Expenses reduced by the Advisor	(5,747)

Total Net Expenses	62,302

Net Investment Income/(Loss)	(16,770)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(1,040,068)
Change in net unrealized appreciation (depreciation) on investments	104,395

Net Realized and Unrealized Gains (Losses) on Investments	(935,673)

Change in Net Assets Resulting from Operations	$(952,443)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Pharmaceuticals

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(16,770)	$(652)
Net realized gains (losses) on investments and swap agreements	(1,040,068)	(315,532)
Change in net unrealized appreciation (depreciation) on investments	104,395	256,590

Change in net assets resulting from operations	(952,443)	(59,594)

Capital Transactions:
Proceeds from shares issued	62,488,249	77,460,128
Cost of shares redeemed	(51,604,258)	(73,986,331)

Change in net assets resulting from capital transactions	10,883,991	3,473,797

Change in net assets	9,931,548	3,414,203
Net Assets:
Beginning of period	3,414,203	—

End of period	$13,345,751	$3,414,203

Share Transactions:
Issued	2,311,737	2,995,765
Redeemed	(1,962,902)	(2,864,281)

Change in shares	348,835	131,484

(a)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Pharmaceuticals

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$25.96		$30.00

Investment Activities:
Net investment income/(loss)	(0.07	)(b)	—	(b),(c)
Net realized and unrealized gains (losses) on investments and swap agreements	1.90	(d)	(4.04)

Total income/(loss) from investment activities	1.83		(4.04)

Net Asset Value, End of Period	$27.79		$25.96

Total Return	7.05	%(e)	(13.47	)%(e)
Ratios/Supplemental Data:
Net assets, end of period	$13,345,751		$3,414,203
Ratio of net expenses to average net assets	1.98	%(f)	1.98	%(f)
Ratio of net investment income/(loss) to average net assets	(0.53	)%(f)	(0.02	)%(f)
Ratio of gross expenses to average net assets	2.16	%(f)	2.12	%(f)
Portfolio turnover(g)	1,316%		1,709%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Amount is less than $0.005.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized
(f)	Annualized
(g)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Precious Metals (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (20.0%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$6,390,000	$6,389,911

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		6,389,911

Federal Home Loan Bank (20.0%)
Federal Home Loan Bank, 0.51%, 07/01/03	6,390,000	6,389,911

TOTAL FEDERAL HOME LOAN BANK		6,389,911

Federal National Mortgage Association (20.0%)
Federal National Mortgage Association, 0.51%, 07/01/03	6,390,000	6,389,912

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		6,389,912

Repurchase Agreements (39.8%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $6,389,142 (Collateralized by a Federal Home Loan Bank Security)	6,389,000	6,389,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with maturity value of $6,390,098 (Collateralized by U.S. Treasury Notes)	6,390,000	6,390,000

TOTAL REPURCHASE AGREEMENTS		12,779,000

TOTAL INVESTMENTS (Cost $31,949,000)(a)—99.8%		31,948,734
Net other assets (liabilities)—0.2%		77,456

NET ASSETS—100.0%		$32,026,190

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
Philadelphia Stock Exchange Gold and Silver Sector Index Swap Agreements expiring 08/25/03 (Underlying notional amount at value $32,074,806)	407,817	$208,290

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	(266)

Net unrealized appreciation/depreciation	$(266)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Precious Metals

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $19,170,000)	$19,169,734
Repurchase agreements, at cost	12,779,000

Total Investments	31,948,734
Cash	1,699
Interest receivable	240
Unrealized appreciation on swap agreements	208,290
Prepaid expenses	792

Total Assets	32,159,755

Liabilities:
Payable for capital shares redeemed	77,936
Advisory fees payable	16,404
Management services fees payable	3,281
Administration fees payable	1,140
Administrative services fees payable	11,934
Distribution fees payable	5,983
Other accrued expenses	16,887

Total Liabilities	133,565

Net Assets	$32,026,190

Net Assets consist of:
Capital	$47,318,992
Accumulated net investment income/(loss)	(112,453)
Accumulated net realized gains (losses) on swap agreements	(15,388,373)
Net unrealized appreciation/depreciation on investments and swap agreements	208,024

Net Assets	$32,026,190

Shares of Beneficial Interest Outstanding	1,071,243

Net Asset Value (offering and redemption price per share)	$29.90

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$186,428

Expenses:
Advisory fees	120,492
Management services fees	24,098
Administration fees	7,708
Administrative services fees	80,348
Distribution fees	40,164
Custody fees	12,451
Fund accounting fees	13,609
Transfer agent fees	12,420
Other fees	17,094

Total Gross Expenses before reductions	328,384
Less Expenses reduced by the Advisor	(11,920)

Total Net Expenses	316,464

Net Investment Income/(Loss)	(130,036)

Realized and Unrealized Gains (Losses) on Investments and Swap Agreements:
Net realized gains (losses) on swap agreements	(4,578,990)
Change in net unrealized appreciation (depreciation) on investments and swap agreements	1,305,845

Net Realized and Unrealized Gains (Losses) on Investments and Swap Agreements	(3,273,145)

Change in Net Assets Resulting from Operations	$(3,403,181)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Precious Metals

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(130,036)	$(62,824)
Net realized gains (losses) on swap agreements	(4,578,990)	(10,975,108)
Change in net unrealized appreciation (depreciation) on investments and swap agreements	1,305,845	(1,097,821)

Change in net assets resulting from operations	(3,403,181)	(12,135,753)

Capital Transactions:
Proceeds from shares issued	121,888,301	217,729,235
Cost of shares redeemed	(142,098,375)	(149,954,037)

Change in net assets resulting from capital transactions	(20,210,074)	67,775,198

Change in net assets	(23,613,255)	55,639,445
Net Assets:
Beginning of period	55,639,445	—

End of period	$32,026,190	$55,639,445

Share Transactions:
Issued	4,343,327	7,659,669
Redeemed	(5,162,299)	(5,769,454)

Change in shares	(818,972)	1,890,215

(a)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Precious Metals

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$29.44		$30.00

Investment Activities:
Net investment income/(loss)	(0.11	)(b)	(0.07	)(b)
Net realized and unrealized gains (losses) on investments and swap agreements	0.57	(c)	(0.49)

Total income/(loss) from investment activities	0.46		(0.56)

Net Asset Value, End of Period	$29.90		$29.44

Total Return	1.56	%(d)	(1.87	)%(d)
Ratios/Supplemental Data:
Net assets, end of period	$32,026,190		$55,639,445
Ratio of net expenses to average net assets	1.97	%(e)	1.98	%(e)
Ratio of net investment income/(loss) to average net assets	(0.81	)%(e)	(0.40	)%(e)
Ratio of gross expenses to average net assets	2.05	%(e)	1.98	%(e)
Portfolio turnover(f)	—		—

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Real Estate (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (100.0%)

	Shares	Value
AMB Property Corp.	9,636	$271,446
Annaly Mortgage Management, Inc.	11,680	232,549
Apartment Investment & Management Co.—Class A	10,074	348,560
Archstone-Smith Trust	21,316	511,584
Arden Realty Group, Inc.	8,176	212,167
AvalonBay Communities, Inc.	7,154	305,047
Boston Properties, Inc.	8,906	390,083
Brandywine Realty Trust	4,672	115,025
BRE Properties, Inc.—Class A	5,402	179,346
Camden Property Trust	4,964	173,492
Capital Automotive Real Estate Investment Trust	3,212	89,904
CarrAmerica Realty Corp.	6,424	178,651
Catellus Development Corp.*	9,782	215,204
CBL & Associates Properties, Inc.	3,212	138,116
Centerpoint Properties Corp.	2,920	178,850
Chelsea Property Group, Inc.	5,110	205,984
Colonial Properties Trust	2,190	77,066
Cousins Properties, Inc.	4,818	134,422
Crescent Real Estate Equities Co.	9,636	160,054
Developers Diversified Realty Corp.	9,636	274,048
Duke-Weeks Realty Corp.	15,768	434,408
Equity Inns, Inc.	4,818	33,244
Equity Office Properties Trust	50,370	1,360,495
Equity Residential Properties Trust	33,872	878,979
Essex Property Trust, Inc.	2,336	133,736
Federal Realty Investment Trust	5,694	182,208
FelCor Lodging Trust, Inc.	5,840	45,844
First Industrial Realty Trust, Inc.	4,380	138,408
General Growth Properties, Inc.	7,884	492,277
Glenborough Realty Trust, Inc.	3,504	67,102
Health Care Property Investors, Inc.	7,592	321,521
Health Care REIT, Inc.	4,672	142,496
Healthcare Realty Trust, Inc.	5,256	153,212
Highwoods Properties, Inc.	6,278	139,999
Home Properties of New York, Inc.	2,920	102,901
Hospitality Properties Trust	7,300	228,125
Host Marriott Corp.*	29,054	265,844
HRPT Properties Trust	16,060	147,752
iStar Financial, Inc.	12,410	452,965
Kilroy Realty Corp.	3,212	88,330
Kimco Realty Corp.	11,096	420,538
Koger Equity, Inc.	2,482	42,765
La Quinta Corp.*	17,520	75,511
Liberty Property Trust	9,198	318,251
LNR Property Corp.	2,774	103,748
Macerich Co.	6,570	230,804
Mack-Cali Realty Corp.	6,570	239,017
Manufactured Home Communities, Inc.	2,628	92,269
MeriStar Hospitality Corp.	5,256	27,016
Mills Corp.	3,796	127,356
Nationwide Health Properties, Inc.	6,132	97,683
New Plan Excel Realty Trust, Inc.	12,118	258,719
Pan Pacific Retail Properties	4,964	195,333
Plum Creek Timber Co., Inc.	22,922	594,826
Post Properties, Inc.	4,380	116,070
Prentiss Properties Trust	4,672	140,113
Prologis Trust	18,834	514,168
Public Storage, Inc.	10,658	360,986

Common Stocks, continued

	Shares	Value
Realty Income Corp.	4,380	$166,790
Reckson Associates Realty Corp.	6,570	137,050
Regency Centers Corp.	2,920	102,142
RFS Hotel Investors, Inc.	3,650	44,968
Rouse Co.	10,950	417,195
Shurgard Storage Centers, Inc.—Class A	4,526	149,720
Simon Property Group, Inc.	15,622	609,728
SL Green Realty Corp.	3,942	137,536
St. Joe Co.	3,796	118,435
Thornburg Mortgage Asset Corp.	7,446	183,916
Trizec Properties, Inc.	11,242	127,822
United Dominion Realty Trust, Inc.	14,016	241,356
Ventas, Inc.	9,928	150,409
Vornado Realty Trust	11,972	521,979
Weingarten Realty Investors	5,986	250,813

TOTAL COMMON STOCKS		17,516,476

TOTAL INVESTMENTS (Cost $14,490,724)(a)—100.0%		17,516,476
Net other assets (liabilities)—0.0%		(6,318)

NET ASSETS—100.0%		$17,510,158

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$3,035,484
Unrealized depreciation	(9,732)

Net unrealized appreciation/depreciation	$3,025,752

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Real Estate

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $14,490,724)	$17,516,476
Dividends and interest receivable	101,813
Receivable for capital shares issued	531,489
Prepaid expenses	643

Total Assets	18,150,421

Liabilities:
Cash overdraft	3,741
Payable for investments purchased	600,101
Advisory fees payable	9,540
Management services fees payable	1,908
Administration fees payable	716
Administrative services fees payable	7,509
Distribution fees payable	3,819
Other accrued expenses	12,929

Total Liabilities	640,263

Net Assets	$17,510,158

Net Assets consist of:
Capital	$24,640,196
Accumulated net investment income/(loss)	(73,621)
Accumulated net realized gains (losses) on investments	(10,082,169)
Net unrealized appreciation/depreciation on investments	3,025,752

Net Assets	$17,510,158

Shares of Beneficial Interest Outstanding	506,949

Net Asset Value (offering and redemption price per share)	$34.53

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$11,542
Interest	113

Total Investment Income	11,655

Expenses:
Advisory fees	73,336
Management services fees	14,667
Administration fees	4,681
Administrative services fees	48,743
Distribution fees	24,445
Custody fees	10,674
Fund accounting fees	8,715
Transfer agent fees	8,284
Other fees	12,618

Total Gross Expenses before reductions	206,163
Less Expenses reduced by the Advisor	(13,079)

Total Net Expenses	193,084

Net Investment Income/(Loss)	(181,429)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	445,938
Change in net unrealized appreciation (depreciation) on investments	1,401,358

Net Realized and Unrealized Gains (Losses) on Investments	1,847,296

Change in Net Assets Resulting from Operations	$1,665,867

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Real Estate

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(181,429)	$1,427,079
Net realized gains (losses) on investments	445,938	(5,405,461)
Change in net unrealized appreciation (depreciation) on investments	1,401,358	(313,918)

Change in net assets resulting from operations	1,665,867	(4,292,300)

Distributions to Shareholders From:
Net investment income	(220,967)	(1,644,743)
Return of capital	—	(275,790)

Change in net assets resulting from distributions	(220,967)	(1,920,533)

Capital Transactions:
Proceeds from shares issued	108,962,020	408,200,418
Dividends reinvested	220,967	1,920,427
Cost of shares redeemed	(114,038,016)	(422,401,576)

Change in net assets resulting from capital transactions	(4,855,029)	(12,280,731)

Change in net assets	(3,410,129)	(18,493,564)
Net Assets:
Beginning of period	20,920,287	39,413,851

End of period	$17,510,158	$20,920,287

Share Transactions:
Issued	3,379,168	11,980,028
Reinvested	7,179	57,128
Redeemed	(3,550,677)	(12,570,630)

Change in shares	(164,330)	(533,474)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Real Estate

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002	For the period January 22, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$31.16		$32.72	$30.00

Investment Activities:
Net investment income/(loss)	(0.29	)(b)	1.38 (b)	1.53	(b)
Net realized and unrealized gains (losses) on investments	3.95		(1.34)	1.19

Total income/(loss) from investment activities	3.66		0.04	2.72

Distributions to Shareholders From:
Net investment income	(0.29)		(1.37)	—
Return of capital	—		(0.23)	—

Total distributions	(0.29)		(1.60)	—

Net Asset Value, End of Period	$34.53		$31.16	$32.72

Total Return	11.85	%(c)	0.02%	9.07	%(c)
Ratios/Supplemental Data:
Net assets, end of period	$17,510,158		$20,920,287	$39,413,851
Ratio of net expenses to average net assets	1.97	%(d)	1.98%	1.99	%(d)
Ratio of net investment income/(loss) to average net assets	(1.85	)%(d)	4.09%	5.01	%(d)
Ratio of gross expenses to average net assets	2.11	%(d)	2.13%	1.99	%(d)
Portfolio turnover(e)	584%		1,163%	753%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Semiconductor (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (83.4%)

	Shares	Value
Actel Corp.*	472	$9,676
Advanced Micro Devices, Inc.*	6,844	43,870
Agere Systems, Inc.*	15,340	35,742
Agere Systems, Inc.—Class B*	18,172	41,796
Altera Corp.*	6,844	112,242
Amkor Technology, Inc.*	1,652	21,707
Analog Devices, Inc.*	7,316	254,743
Applied Materials, Inc.*	33,040	524,013
Applied Micro Circuits Corp.*	6,136	37,123
Asyst Technologies, Inc.*	708	4,737
Atmel Corp.*	8,732	22,092
ATMI, Inc.*	472	11,786
Axcelis Technologies, Inc.*	1,888	11,555
Broadcom Corp.—Class A*	4,248	105,818
Brooks Automation, Inc.*	708	8,029
Cirrus Logic, Inc.*	1,652	6,641
Cohu, Inc.	472	7,363
Conexant Systems, Inc.*	5,428	22,255
Credence Systems Corp.*	1,180	9,995
Cree Research, Inc.*	1,416	23,052
Cymer, Inc.*	708	22,663
Cypress Semiconductor Corp.*	2,360	28,320
DSP Group, Inc.*	472	10,162
DuPont Photomasks, Inc.*	236	4,444
ESS Technology, Inc.*	708	6,903
Exar Corp.*	708	11,208
Fairchild Semiconductor International, Inc.*	1,652	21,129
GlobespanVirata, Inc.*	2,360	19,470
Integrated Device Technology, Inc.*	2,124	23,470
Intel Corp.	78,452	1,630,545
Interdigital Communications Corp.*	1,180	27,576
International Rectifier Corp.*	1,180	31,648
Intersil Corp.—Class A*	2,832	75,360
KLA-Tencor Corp.*	3,776	175,546
Kopin Corp.*	1,416	8,666
Kulicke & Soffa Industries, Inc.*	944	6,032
Lam Research Corp.*	2,596	47,273
Lattice Semiconductor Corp.*	2,124	17,481
Linear Technology Corp.	6,372	205,242
LSI Logic Corp.*	7,552	53,468
LTX Corp.*	944	8,137
M-Systems Flash Disk Pioneers Ltd.*	472	5,253
Marvell Technology Group Ltd.*	1,652	56,779
Maxim Integrated Products, Inc.	6,608	225,928
Micrel, Inc.*	1,416	14,712
Microchip Technology, Inc.	4,012	98,816
Micron Technology, Inc.*	11,092	129,000
Mindspeed Technologies, Inc.*	1,035	2,795
National Semiconductor Corp.*	3,540	69,809
Novellus Systems, Inc.*	3,068	112,353
NVIDIA Corp.*	3,068	70,595
Oak Technology, Inc.*	1,180	7,328
Photronics, Inc.*	708	12,355
PMC-Sierra, Inc.*	3,304	38,756
Power Integrations, Inc.*	472	11,479
Rambus, Inc.*	1,888	31,284
RF Micro Devices, Inc.*	3,776	22,732
Sandisk Corp.*	1,416	57,136
Semtech Corp.*	1,416	20,164
Silicon Image, Inc.*	1,416	7,901

Common Stocks, continued

	Shares	Value
Silicon Laboratories, Inc.*	708	$18,861
Silicon Storage Technology, Inc.*	1,652	6,922
Siliconix, Inc.*	236	8,520
Skyworks Solutions, Inc.*	2,832	19,173
Teradyne, Inc.*	3,304	57,192
Texas Instruments, Inc.	34,692	610,578
Transmeta Corp.*	2,360	3,776
TriQuint Semiconductor, Inc.*	2,360	9,818
Ultratech Stepper, Inc.*	472	8,727
Varian Semiconductor Equipment Associates, Inc.*	708	21,070
Vitesse Semiconductor Corp.*	4,012	19,739
Xilinx, Inc.*	6,844	173,222
Zoran Corp.*	440	8,452

TOTAL COMMON STOCKS		5,710,203

TOTAL INVESTMENTS (Cost $4,818,984)(a)—83.4%		5,710,203
Net other assets (liabilities)—16.6%		1,134,129

NET ASSETS—100.0%		$6,844,332

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$892,738
Unrealized depreciation	(1,519)

Net unrealized appreciation/depreciation	$891,219

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Semiconductor

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $4,818,984)	$5,710,203
Cash	888
Dividends and interest receivable	18
Receivable for capital shares issued	2,966,212
Prepaid expenses	210

Total Assets	8,677,531

Liabilities:
Payable for investments purchased	1,813,227
Advisory fees payable	3,649
Management services fees payable	730
Administration fees payable	304
Administrative services fees payable	3,192
Distribution fees payable	1,596
Other accrued expenses	10,501

Total Liabilities	1,833,199

Net Assets	$6,844,332

Net Assets consist of:
Capital	$10,900,148
Accumulated net investment income/(loss)	(54,921)
Accumulated net realized gains (losses) on investments	(4,892,114)
Net unrealized appreciation/depreciation on investments	891,219

Net Assets	$6,844,332

Shares of Beneficial Interest Outstanding	340,345

Net Asset Value (offering and redemption price per share)	$20.11

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$6,882
Interest	88

Total Investment Income	6,970

Expenses:
Advisory fees	23,513
Management services fees	4,703
Administration fees	1,798
Administrative services fees	15,700
Distribution fees	7,838
Custody fees	8,869
Fund accounting fees	3,398
Transfer agent fees	3,338
Other fees	3,813

Total Gross Expenses before reductions	72,970
Less Expenses reduced by the Advisor	(11,079)

Total Net Expenses	61,891

Net Investment Income/(Loss)	(54,921)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(150,742)
Change in net unrealized appreciation (depreciation) on investments	830,143

Net Realized and Unrealized Gains (Losses) on Investments	679,401

Change in Net Assets Resulting from Operations	$624,480

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Semiconductor

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(54,921)	$(57,969)
Net realized gains (losses) on investments and swap agreements	(150,742)	(4,741,377)
Change in net unrealized appreciation (depreciation) on investments	830,143	61,076

Change in net assets resulting from operations	624,480	(4,738,270)

Capital Transactions:
Proceeds from shares issued	66,217,403	91,718,030
Cost of shares redeemed	(63,787,316)	(83,189,995)

Change in net assets resulting from capital transactions	2,430,087	8,528,035

Change in net assets	3,054,567	3,789,765
Net Assets:
Beginning of period	3,789,765	—

End of period	$6,844,332	$3,789,765

Share Transactions:
Issued	3,763,010	4,809,073
Redeemed	(3,665,871)	(4,565,867)

Change in shares	97,139	243,206

(a)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Semiconductor

Financial HIghlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$15.58		$30.00

Investment Activities:
Net investment income/(loss)	(0.16	)(b)	(0.24	)(b)
Net realized and unrealized gains (losses) on investments and swap agreements	4.69		(14.18)

Total income/(loss) from investment activities	4.53		(14.42)

Net Asset Value, End of Period	$20.11		$15.58

Total Return	29.08	%(c)	(48.07	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$6,844,332		$3,789,765
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	(1.75	)%(d)	(1.89	)%(d)
Ratio of gross expenses to average net assets	2.33	%(d)	2.33	%(d)
Portfolio turnover(e)	1,300%		886%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Technology (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (98.8%)

	Shares	Value
3Com Corp.*	2,514	$11,766
ADC Telecommunications, Inc.*	7,542	17,558
Adobe Systems, Inc.	2,095	67,187
ADTRAN, Inc.*	419	21,491
Advanced Micro Devices, Inc.*	3,352	21,486
Affiliated Computer Services, Inc.— Class A*	1,257	57,483
Agere Systems, Inc.*	11,732	27,336
Altera Corp.*	3,352	54,973
Amdocs, Ltd.*	2,095	50,280
Amkor Technology, Inc.*	3,352	44,045
Amphenol Corp.—Class A*	838	39,235
Analog Devices, Inc.*	2,933	102,127
Apple Computer, Inc.*	3,352	64,090
Applied Materials, Inc.*	14,665	232,587
Applied Micro Circuits Corp.*	3,771	22,815
Autodesk, Inc.	838	13,542
Avaya, Inc.*	3,771	24,361
BEA Systems, Inc.*	4,190	45,503
BearingPoint, Inc.*	3,352	32,347
BMC Software, Inc.*	2,514	41,054
Broadcom Corp.—Class A*	1,676	41,749
Cadence Design Systems, Inc.*	3,352	40,425
Check Point Software Technologies, Ltd.*	2,933	57,340
CIENA Corp.*	4,190	21,746
Cisco Systems, Inc.*	59,498	993,021
Citrix Systems, Inc.*	1,676	34,123
Computer Associates International, Inc.	5,447	121,35
Computer Sciences Corp.*	1,676	63,889
Compuware Corp.*	3,771	21,759
Comverse Technology, Inc.*	1,257	18,893
Corning, Inc.*	10,894	80,507
Dell Computer Corp.*	17,169	548,720
Electronic Data Systems Corp.	4,190	89,876
EMC Corp.*	19,693	206,186
Emulex Corp.*	838	19,081
Foundry Networks, Inc.*	1,676	24,134
Harris Corp.	1,257	37,773
Hewlett-Packard Co.	25,559	544,407
Intel Corp.	55,308	1,149,521
International Business Machines Corp.	14,246	1,175,294
International Rectifier Corp.*	838	22,475
Intersil Corp.—Class A*	1,676	44,598
Intuit, Inc.*	1,676	74,632
J.D. Edwards & Co.*	1,257	18,013
JDS Uniphase Corp.*	10,894	38,238
Juniper Networks, Inc.*	3,352	41,464
KLA-Tencor Corp.*	2,095	97,397
Lam Research Corp.*	1,676	30,520
Level 3 Communications, Inc.*	4,609	30,604
Lexmark International Group, Inc.*	1,257	88,958
Linear Technology Corp.	2,514	80,976
LSI Logic Corp.*	5,447	38,565
Lucent Technologies, Inc.*	33,101	67,195
Marvell Technology Group, Ltd.*	1,257	43,203
Maxim Integrated Products, Inc.	2,514	85,954
Maxtor Corp.*	3,352	25,174
Mercury Interactive Corp.*	1,257	48,533

Common Stocks, continued

	Shares	Value
Microchip Technology, Inc.	2,095	$51,600
Micron Technology, Inc.*	5,447	63,349
Microsoft Corp.	90,085	2,307,078
Motorola, Inc.	20,531	193,607
National Semiconductor Corp.*	2,095	41,313
NCR Corp.*	1,257	32,204
NetScreen Technologies, Inc.*	1,676	37,794
Network Appliance, Inc.*	2,933	47,544
Network Associates, Inc.*	1,676	21,252
Novellus Systems, Inc.*	1,676	61,377
NVIDIA Corp.*	1,676	38,565
Oracle Corp.*	44,833	538,893
PanAmSat Corp.*	1,257	23,167
PeopleSoft, Inc.*	2,933	51,591
Pitney Bowes, Inc.	3,352	128,750
PMC-Sierra, Inc.*	2,095	24,574
QLogic Corp.*	1,257	60,751
Qualcomm, Inc.	6,704	239,667
Rambus, Inc.*	1,676	27,771
Reynolds & Reynolds Co.	1,257	35,900
Rockwell Collins, Inc.	2,095	51,600
Sandisk Corp.*	838	33,813
Scientific-Atlanta, Inc.	1,676	39,956
Siebel Systems, Inc.*	4,609	43,970
Storage Technology Corp.*	1,257	32,355
Sun Microsystems, Inc.*	28,911	132,991
SunGard Data Systems, Inc.*	2,095	54,281
Symantec Corp.*	1,257	55,132
Synopsys, Inc.*	838	51,830
Tellabs, Inc.*	3,771	24,775
Teradyne, Inc.*	2,933	50,770
Texas Instruments, Inc.	14,246	250,730
Unisys Corp.*	4,190	51,453
UTStarcom, Inc.*	1,257	44,711
VeriSign, Inc.*	2,095	28,974
Veritas Software Corp.*	3,771	108,115
WebMD Corp.*	3,771	40,840
Western Digital Corp.*	2,514	25,894
Xerox Corp.*	7,123	75,433
Xilinx, Inc.*	2,933	74,234
Yahoo!, Inc.*	5,028	164,717
Zebra Technologies Corp.*	419	31,505

TOTAL COMMON STOCKS		12,652,394

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Technology (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Home Loan Bank (0.3%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$35,000	$34,999

TOTAL FEDERAL HOME LOAN BANK		34,999

TOTAL INVESTMENTS (Cost $9,439,323)(a)—99.1%		12,687,393
Net other assets (liabilities)—0.9%		120,901

NET ASSETS—100.0%		$12,808,294

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$3,262,428
Unrealized depreciation	(14,358)

Net unrealized appreciation/depreciation	$3,248,070

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Technology

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $9,439,323)	$12,687,393
Cash	770
Dividends and interest receivable	5,476
Receivable for investments sold	317,362
Receivable for capital shares issued	5,227
Prepaid expenses	491

Total Assets	13,016,719

Liabilities:
Payable for capital shares redeemed	165,435
Advisory fees payable	10,951
Management services fees payable	2,191
Administration fees payable	726
Administrative services fees payable	6,247
Distribution fees payable	5,049
Other accrued expenses	17,826

Total Liabilities	208,425

Net Assets	$12,808,294

Net Assets consist of:
Capital	$23,632,671
Accumulated net investment income/(loss)	(116,987)
Accumulated net realized gains (losses) on investments	(13,955,460)
Net unrealized appreciation/depreciation on investments	3,248,070

Net Assets	$12,808,294

Shares of Beneficial Interest Outstanding	1,016,356

Net Asset Value (offering and redemption price per share)	$12.60

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$32,004
Interest	492

Total Investment Income	32,496

Expenses:
Advisory fees	56,782
Management services fees	11,357
Administration fees	3,569
Administrative services fees	31,053
Distribution fees	18,927
Custody fees	12,251
Fund accounting fees	7,486
Transfer agent fees	6,746
Other fees	11,279

Total Gross Expenses before reductions	159,450
Less Expenses reduced by the Advisor	(9,967)

Total Net Expenses	149,483

Net Investment Income/(Loss)	(116,987)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(621,728)
Change in net unrealized appreciation (depreciation) on investments	2,500,962

Net Realized and Unrealized Gains (Losses) on Investments	1,879,234

Change in Net Assets Resulting from Operations	$1,762,247

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Technology

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(116,987)	$(216,156)
Net realized gains (losses) on investments	(621,728)	(8,354,759)
Change in net unrealized appreciation (depreciation) on investments	2,500,962	(978,518)

Change in net assets resulting from operations	1,762,247	(9,549,433)

Capital Transactions:
Proceeds from shares issued	62,611,340	118,000,430
Cost of shares redeemed	(66,836,514)	(108,589,596)

Change in net assets resulting from capital transactions	(4,225,174)	9,410,834

Change in net assets	(2,462,927)	(138,599)
Net Assets:
Beginning of period	15,271,221	15,409,820

End of period	$12,808,294	$15,271,221

Share Transactions:
Issued	5,350,626	8,366,705
Redeemed	(5,766,605)	(7,791,673)

Change in shares	(415,979)	575,032

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Technology

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$10.66		$17.97		$30.00

Investment Activities:
Net investment income/(loss)	(0.09	)(b)	(0.24	)(b)	(0.34	)(b)
Net realized and unrealized gains (losses) on investments	2.03		(7.07)		(11.69)

Total income/(loss) from investment activities	1.94		(7.31)		(12.03)

Net Asset Value, End of Period	$12.60		$10.66		$17.97

Total Return	18.20	%(c)	(40.68)%		(40.10	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$12,808,294		$15,271,221		$15,409,820
Ratio of net expenses to average net assets	1.97	%(d)	1.98%		2.10	%(d)
Ratio of net investment income/(loss) to average net assets	(1.54	)%(d)	(1.77)%		(1.91	)%(d)
Ratio of gross expenses to average net assets	2.10	%(d)	2.27%		2.10	%(d)
Portfolio turnover(e)	487%		1,208%		2,548%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Telecommunications (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (82.3%)

	Shares	Value
Alltel Corp.	5,430	$261,835
AT&T Corp.	13,575	261,319
AT&T Wireless Services, Inc.*	33,815	277,621
BellSouth Corp.	10,037	267,285
CenturyTel, Inc.	2,353	82,002
Cincinnati Bell, Inc.*	3,439	23,041
Citizens Communications Co.*	4,887	62,993
IDT Corp.*	362	6,480
IDT Corp.—Class B*	543	9,557
Nextel Communications, Inc.—Class A*	15,395	278,342
Nextel Partners, Inc.—Class A*	1,810	13,213
Qwest Communications International, Inc.*	24,073	115,069
SBC Communications, Inc.	57,739	1,475,230
Sprint Corp. (FON Group)	15,566	224,150
Sprint Corp. (PCS Group)*	14,661	84,301
Telephone & Data Systems, Inc.	905	44,979
US Cellular Corp.*	543	13,819
Verizon Communications, Inc.	36,422	1,436,848
Western Wireless Corp.—Class A*	1,267	14,609
Wireless Facilities, Inc.*	543	6,462

TOTAL COMMON STOCKS		4,959,155

Federal Home Loan Bank (1.2%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$70,000	69,999

TOTAL FEDERAL HOME LOAN BANK		69,999

TOTAL INVESTMENTS (Cost $3,972,816)(a)—83.5%		5,029,154
Net other assets (liabilities)—16.5%		997,165

NET ASSETS—100.0%		$6,026,319

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$1,059,583
Unrealized depreciation	(3,245)

Net unrealized appreciation/depreciation	$1,056,338

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Telecommunications

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $3,972,816)	$5,029,154
Cash	1,009
Dividends and interest receivable	8,274
Receivable for investments sold	2,464,332
Prepaid expenses	131

Total Assets	7,502,900

Liabilities:
Payable for capital shares redeemed	1,453,536
Advisory fees payable	6,561
Management services fees payable	1,312
Administration fees payable	451
Administrative services fees payable	4,729
Distribution fees payable	2,365
Other accrued expenses	7,627

Total Liabilities	1,476,581

Net Assets	$6,026,319

Net Assets consist of:
Capital	$11,537,687
Accumulated net investment income/(loss)	123,670
Accumulated net realized gains (losses) on investments	(6,691,376)
Net unrealized appreciation/depreciation on investments	1,056,338

Net Assets	$6,026,319

Shares of Beneficial Interest Outstanding	446,121

Net Asset Value (offering and redemption price per share)	$13.51

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$214,333
Interest	88

Total Investment Income	214,421

Expenses:
Advisory fees	34,447
Management services fees	6,889
Administration fees	2,056
Administrative services fees	22,980
Distribution fees	11,482
Custody fees	4,915
Fund accounting fees	3,941
Transfer agent fees	4,233
Other fees	4,692

Total Gross Expenses before reductions	95,635
Less Expenses reduced by the Advisor	(4,884)

Total Net Expenses	90,751

Net Investment Income/(Loss)	123,670

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(1,039,782)
Change in net unrealized appreciation (depreciation) on investments	(72,506)

Net Realized and Unrealized Gains (Losses) on Investments	(1,112,288)

Change in Net Assets Resulting from Operations	$(988,618)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Telecommunications

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the year ended December 31, 2002
	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$123,670	$(51,088)
Net realized gains (losses) on investments	(1,039,782)	(1,634,461)
Change in net unrealized appreciation (depreciation) on investments	(72,506)	1,004,787

Change in net assets resulting from operations	(988,618)	(680,762)

Capital Transactions:
Proceeds from shares issued	49,002,636	88,752,147
Cost of shares redeemed	(58,783,432)	(75,426,114)

Change in net assets resulting from capital transactions	(9,780,796)	13,326,033

Change in net assets	(10,769,414)	12,645,271
Net Assets:
Beginning of period	16,795,733	4,150,462

End of period	$6,026,319	$16,795,733

Share Transactions:
Issued	3,809,071	6,192,167
Redeemed	(4,615,050)	(5,132,470)

Change in shares	(805,979)	1,059,697

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Telecommunications

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$13.41		$21.57		$30.00

Investment Activities:
Net investment income/(loss)	0.17	(b)	(0.10	)(b)	(0.28	)(b)
Net realized and unrealized gains (losses) on investments and swap agreements	(0.07)		(8.06)		(8.15)

Total income/(loss) from investment activities	0.10		(8.16)		(8.43)

Net Asset Value, End of Period	$13.51		$13.41		$21.57

Total Return	0.75	%(c)	(37.83)%		(28.10	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$6,026,319		$16,795,733		$4,150,462
Ratio of net expenses to average net assets	1.98	%(d)	1.98%		2.17	%(d)
Ratio of net investment income/(loss) to average net assets	2.69	%(d)	(0.72)%		(1.27	)%(d)
Ratio of gross expenses to average net assets	2.08	%(d)	2.19%		2.17	%(d)
Portfolio turnover(e)	739%		1,290%		2,830%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Utilities (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.9%)

	Shares	Value
AES Corp.*	75,718	$480,809
AGL Resources, Inc.	7,514	191,156
Allegheny Energy, Inc.	16,762	141,639
Alliant Energy Corp.	12,138	230,986
Ameren Corp.	21,386	943,123
American Electric Power, Inc.	52,020	1,551,757
Aquilla, Inc.	25,432	65,615
Atmos Energy Corp.	5,780	143,344
Avista Corp.	5,780	81,787
Black Hills Corp.	4,046	124,212
Calpine Corp.*	46,818	308,999
CenterPoint Energy, Inc.	35,258	287,353
Cinergy Corp.	21,386	786,791
CLECO Corp.	6,358	110,121
CMS Energy Corp.	17,918	145,136
Consolidated Edison, Inc.	28,322	1,225,776
Constellation Energy Group, Inc.	21,386	733,540
Dominion Resources, Inc.	42,194	2,711,808
DPL, Inc.	16,762	267,186
DQE, Inc.	9,826	148,078
DTE Energy Co.	21,964	848,689
Duke Energy Corp.	118,490	2,363,876
Dynegy, Inc.—Class A	34,102	143,228
Edison International*	42,772	702,744
El Paso Electric Co.*	6,358	78,394
Energen Corp.	4,046	134,732
Energy East Corp.	19,074	395,976
Entergy Corp.	29,478	1,555,849
Equitable Resources, Inc.	8,092	329,668
Exelon Corp.	42,194	2,523,623
FirstEnergy Corp.	39,304	1,511,239
FPL Group, Inc.	23,698	1,584,211
Great Plains Energy, Inc.	9,248	267,082
Hawaiian Electric Industries, Inc.	4,624	212,010
IDACORP, Inc.	5,202	136,553
KeySpan Corp.	20,808	737,644
MDU Resources Group, Inc.	9,826	329,073
Mirant Corp.*	53,176	154,210
National Fuel Gas Co.	9,826	255,967
New Jersey Resources Corp.	3,468	123,114
NICOR, Inc.	5,780	214,496
NiSource, Inc.	34,680	658,920
Northeast Utilities System	16,762	280,596
Northwest Natural Gas Co.	3,468	94,503
NSTAR	6,936	315,935
NUI Corp.	2,312	35,882
OGE Energy Corp.	10,404	222,333
ONEOK, Inc.	9,826	192,884
Peoples Energy Corp.	4,624	198,323
Pepco Holdings, Inc.	22,542	431,905
PG&E Corp.*	53,754	1,136,897
Philadelphia Suburban Corp.	9,248	225,466
Piedmont Natural Gas Co., Inc.	4,046	157,025
Pinnacle West Capital Corp.	10,982	411,276
PNM Resources, Inc.	5,202	139,154
PPL Corp.	23,120	994,160
Progress Energy, Inc.	31,790	1,395,581
Public Service Enterprise Group, Inc.	27,744	1,172,184
Puget Energy, Inc.	12,138	289,734
Questar Corp.	10,982	367,568

Common Stocks, continued

	Shares	Value
Reliant Resources, Inc.*	6,358	$38,975
SCANA Corp.	13,294	455,718
Sempra Energy	27,166	775,045
Sierra Pacific Resources*	15,606	92,700
Southern Co.	94,792	2,953,718
Southern Union Co.*	4,624	78,331
TECO Energy, Inc.	23,120	277,209
Texas Genco Holdings, Inc.	1,734	40,316
TXU Corp.	42,194	947,255
UGI Corp.	5,202	164,903
Unisource Energy Corp.	4,624	86,931
Vectren Corp.	8,670	217,184
Westar Energy, Inc.	6,936	112,571
WGL Holdings, Inc.	6,358	169,759
Wisconsin Energy Corp.	15,028	435,812
WPS Resources Corp.	4,046	162,649
Xcel Energy, Inc.	52,598	791,074

TOTAL COMMON STOCKS		41,802,070

Federal Home Loan Bank (0.3%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$109,000	108,998

TOTAL FEDERAL HOME LOAN BANK		108,998

TOTAL INVESTMENTS (Cost $37,624,142)(a)—100.2%		41,911,068
Net other assets (liabilities)—(0.2)%		(99,810)

NET ASSETS—100.0%		$41,811,258

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$4,421,773
Unrealized depreciation	(134,847)

Net unrealized appreciation/depreciation	$4,286,926

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Utilities

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $37,624,142)	$41,911,068
Cash	748
Dividends and interest receivable	50,885
Receivable for investments sold	1,445,811
Prepaid expenses	389

Total Assets	43,408,901

Liabilities:
Payable for capital shares redeemed	1,534,607
Advisory fees payable	20,443
Management services fees payable	4,089
Administration fees payable	1,365
Administrative services fees payable	14,322
Distribution fees payable	7,161
Other accrued expenses	15,656

Total Liabilities	1,597,643

Net Assets	$41,811,258

Net Assets consist of:
Capital	$50,025,062
Accumulated net investment income/(loss)	668,143
Accumulated net realized gains (losses) on investments	(13,168,873)
Net unrealized appreciation/depreciation on investments	4,286,926

Net Assets	$41,811,258

Shares of Beneficial Interest Outstanding	1,959,076

Net Asset Value (offering and redemption price per share)	$21.34

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$450,290
Interest	184

Total Investment Income	450,474

Expenses:
Advisory fees	80,367
Management services fees	16,074
Administration fees	7,322
Administrative services fees	53,624
Distribution fees	26,789
Custody fees	9,567
Fund accounting fees	9,264
Transfer agent fees	7,877
Other fees	10,939

Total Gross Expenses before reductions	221,823
Less Expenses reduced by the Advisor	(10,134)

Total Net Expenses	211,689

Net Investment Income/(Loss)	238,785

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(468,462)
Change in net unrealized appreciation (depreciation) on investments	2,418,028

Net Realized and Unrealized Gains (Losses) on Investments	1,949,566

Change in Net Assets Resulting from Operations	$2,188,351

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Utilities

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$238,785	$429,358
Net realized gains (losses) on investments	(468,462)	(6,362,421)
Change in net unrealized appreciation (depreciation) on investments	2,418,028	1,307,557

Change in net assets resulting from operations	2,188,351	(4,625,506)

Capital Transactions:
Proceeds from shares issued	122,212,453	224,791,256
Cost of shares redeemed	(108,615,641)	(207,560,080)

Change in net assets resulting from capital transactions	13,596,812	17,231,176

Change in net assets	15,785,163	12,605,670
Net Assets:
Beginning of period	26,026,095	13,420,425

End of period	$41,811,258	$26,026,095

Share Transactions:
Issued	6,207,585	10,351,013
Redeemed	(5,634,570)	(9,508,462)

Change in shares	573,015	842,551

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Utilities

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the year ended December 31, 2002	For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$18.78		$24.69	$30.00

Investment Activities:
Net investment income/(loss)	0.22	(b)	0.51 (b)	0.39	(b)
Net realized and unrealized gains (losses) on investments	2.34		(6.42)	(5.70)

Total income/(loss) from investment activities	2.56		(5.91)	(5.31)

Net Asset Value, End of Period	$21.34		$18.78	$24.69

Total Return	13.63	%(c)	(23.94)%	(17.70	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$41,811,258		$26,026,095	$13,420,425
Ratio of net expenses to average net assets	1.97	%(d)	1.98%	2.05	%(d)
Ratio of net investment income/(loss) to average net assets	2.23	%(d)	2.31%	1.44	%(d)
Ratio of gross expenses to average net assets	2.07	%(d)	2.17%	2.05	%(d)
Portfolio turnover(e)	496%		1,461%	1,008%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP U.S. Government Plus (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (15.7%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$7,910,000	$7,909,890

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		7,909,890

Federal Home Loan Bank (15.7%)
Federal Home Loan Bank, 0.51%, 07/01/03	7,910,000	7,909,890

TOTAL FEDERAL HOME LOAN BANK		7,909,890

Federal National Mortgage Association (15.7%)
Federal National Mortgage Association, 0.51%, 07/01/03	7,910,000	7,909,890

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		7,909,890

U.S. Treasury Bonds (20.4%)
U.S. Treasury Bonds, 4.55%, 02/15/31	9,090,000	10,263,179

TOTAL U.S. TREASURY BONDS		10,263,179

Repurchase Agreements (31.6%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $7,906,176 (Collateralized by a Federal Home Loan Bank Security)	7,906,000	7,906,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with maturity value of $7,910,121 (Collateralized by U.S. Treasury Notes)	7,910,000	7,910,000

TOTAL REPURCHASE AGREEMENTS		15,816,000

TOTAL INVESTMENTS (Cost $48,688,600)(a)—99.1%		49,808,849
Net other assets (liabilities)—0.9%		439,272

NET ASSETS—100.0%		$50,248,121

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
30-Year U.S. Treasury Bond Swap Agreements expiring 07/31/03 (Underlying notional amount at value $52,374,951)	46,388,000	$214,108

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$1,128,474
Unrealized depreciation	(8,225)

Net unrealized appreciation/depreciation	$1,120,249

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP U.S. Government Plus

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $32,872,600)	$33,992,849
Repurchase agreements, at cost	15,816,000

Total Investments	49,808,849
Cash	87,120
Interest receivable	183,854
Receivable for capital shares issued	36,001
Unrealized appreciation on swap agreements	214,108
Prepaid expenses	2,004

Total Assets	50,331,936

Liabilities:
Dividends payable	1,137
Advisory fees payable	19,520
Management services fees payable	5,855
Administration fees payable	1,958
Administrative services fees payable	20,571
Distribution fees payable	10,536
Other accrued expenses	24,238

Total Liabilities	83,815

Net Assets	$50,248,121

Net Assets consist of:
Capital	$46,545,315
Accumulated net investment income/(loss)	(1,262,555)
Accumulated net realized gains (losses) on investments and swap agreements	3,631,004
Net unrealized appreciation/depreciation on investments and swap agreements	1,334,357

Net Assets	$50,248,121

Shares of Beneficial Interest Outstanding	1,414,032

Net Asset Value (offering and redemption price per share)	$35.54

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$662,779

Expenses:
Advisory fees	169,194
Management services fees	50,758
Administration fees	14,061
Administrative services fees	169,237
Distribution fees	84,597
Custody fees	18,825
Fund accounting fees	26,979
Transfer agent fees	24,420
Other fees	28,707

Total Gross Expenses before reductions	586,778
Less Expenses reduced by the Advisor	(4,273)

Total Net Expenses	582,505

Net Investment Income/(Loss)	80,274

Realized and Unrealized Gains (Losses) on Investments and Swap Agreements:
Net realized gains (losses) on investments	111,822
Net realized gains (losses) on swap agreements	(397,063)
Change in net unrealized appreciation (depreciation) on investments and swap agreements	832,350

Net Realized and Unrealized Gains (Losses) on Investments and Swap Agreements	547,109

Change in Net Assets Resulting from Operations	$627,383

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP U.S. Government Plus

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$80,274	$214,947
Net realized gains (losses) on investments, futures contracts and swap agreements	(285,241)	5,212,931
Change in net unrealized appreciation (depreciation) on investments and swap agreements	832,350	502,007

Change in net assets resulting from operations	627,383	5,929,885

Distributions to Shareholders From:
Net investment income	(1,337,902)	(1,531,855)

Change in net assets resulting from distributions	(1,337,902)	(1,531,855)

Capital Transactions:
Proceeds from shares issued	218,981,744	422,970,722
Dividends reinvested	1,333,067	1,530,541
Cost of shares redeemed	(294,284,515)	(303,970,949)

Change in net assets resulting from capital transactions	(73,969,704)	120,530,314

Change in net assets	(74,680,223)	124,928,344
Net Assets:
Beginning of period	124,928,344	—

End of period	$50,248,121	$124,928,344

Share Transactions:
Issued	6,363,543	12,910,778
Reinvested	38,590	45,993
Redeemed	(8,649,963)	(9,294,909)

Change in shares	(2,247,830)	3,661,862

(a)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP U.S. Government Plus

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$34.12		$30.00

Investment Activities:
Net investment income/(loss)	0.04	(b)	0.12	(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	2.05		4.89

Total income/(loss) from investment activities	2.09		5.01

Distributions to Shareholders From:
Net investment income	(0.67)		(0.89)

Net Asset Value, End of Period	$35.54		$34.12

Total Return	6.20	%(c)	16.90	%(c)
Ratios/Supplemental Data:
Net assets, end of period	$50,248,121		$124,928,344
Ratio of net expenses to average net assets	1.72	%(d)	1.71	%(d)
Ratio of net investment income/(loss) to average net assets	0.24	%(d)	0.56	%(d)
Ratio of gross expenses to average net assets	1.73	%(d)	1.71	%(d)
Portfolio turnover(e)	185%		269%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return, swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Rising Rates Opportunity (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (19.5%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$5,292,000	$5,291,927

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		5,291,927

Federal Home Loan Bank (19.5%)
Federal Home Loan Bank, 0.51%, 07/01/03	5,292,000	5,291,927

TOTAL FEDERAL HOME LOAN BANK		5,291,927

Federal National Mortgage Association (19.5%)
Federal National Mortgage Association, 0.51%, 07/01/03	5,292,000	5,291,926

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		5,291,926

Repurchase Agreements (38.8%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $5,290,118 (Collateralized by a Federal Home Loan Bank Security)	5,290,000	5,290,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with maturity value of $5,292,081 (Collateralized by U.S. Treasury Notes)	5,292,000	5,292,000

TOTAL REPURCHASE AGREEMENTS		10,582,000

TOTAL INVESTMENTS (Cost $26,458,001)(a)—97.3%		26,457,780
Net other assets (liabilities)—2.7%		720,966

NET ASSETS—100.0%		$27,178,746

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
30-Year U.S. Treasury Bond Swap Agreements expiring 07/31/03 (Underlying notional amount at value $34,005,104)	(30,118,000)	$(142,140)

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	(221)

Net unrealized appreciation/depreciation	$(221)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Rising Rates Opportunity

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $15,876,001)	$15,875,780
Repurchase agreements, at cost	10,582,000

Total Investments	26,457,780
Cash	1,029,152
Interest receivable	198
Receivable for capital shares issued	1,964
Prepaid expenses	486

Total Assets	27,489,580

Liabilities:
Payable for capital shares redeemed	137,562
Unrealized depreciation on swap agreements	142,140
Advisory fees payable	9,034
Management services fees payable	1,807
Administration fees payable	618
Administrative services fees payable	6,479
Distribution fees payable	3,279
Other accrued expenses	9,915

Total Liabilities	310,834

Net Assets	$27,178,746

Net Assets consist of:
Capital	$30,494,269
Accumulated net investment income/(loss)	(57,185)
Accumulated net realized gains (losses) on swap agreements	(3,115,977)
Net unrealized appreciation/depreciation on investments and swap agreements	(142,361)

Net Assets	$27,178,746

Shares of Beneficial Interest Outstanding	1,219,532

Net Asset Value (offering and redemption price per share)	$22.29

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$78,379

Expenses:
Advisory fees	52,194
Management services fees	10,439
Administration fees	4,867
Administrative services fees	34,755
Distribution fees	17,398
Custody fees	5,705
Fund accounting fees	6,128
Transfer agent fees	5,384
Other fees	7,696

Total Gross Expenses before reductions	144,566
Less Expenses reduced by the Advisor	(7,184)

Total Net Expenses	137,382

Net Investment Income/(Loss)	(59,003)

Realized and Unrealized Gains (Losses) on Investments and Swap Agreements:
Net realized gains (losses) on swap agreements	(652,231)
Change in net unrealized appreciation (depreciation) on investments and swap agreements	(137,627)

Net Realized and Unrealized Gains (Losses) on Investments and Swap Agreements	(789,858)

Change in Net Assets Resulting from Operations	$(848,861)

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(59,003)	$(26,296)
Net realized gains (losses) on futures contracts and swap agreements	(652,231)	(2,726,147)
Change in net unrealized appreciation (depreciation) on investments and swap agreements	(137,627)	(4,734)

Change in net assets resulting from operations	(848,861)	(2,757,177)

Capital Transactions:
Proceeds from shares issued	146,646,676	146,601,639
Cost of shares redeemed	(125,786,977)	(136,676,554)

Change in net assets resulting from capital transactions	20,859,699	9,925,085

Change in net assets	20,010,838	7,167,908
Net Assets:
Beginning of period	7,167,908	—

End of period	$27,178,746	$7,167,908

Share Transactions:
Issued	6,259,683	5,543,393
Redeemed	(5,334,877)	(5,248,667)

Change in shares	924,806	294,726

(a)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Rising Rates Opportunity

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$24.32		$30.00

Investment Activities:
Net investment income/(loss)	(0.10	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	(1.93)		(5.59)

Total income/(loss) from investment activities	(2.03)		(5.68)

Net Asset Value, End of Period	$22.29		$24.32

Total Return	(8.35	)%(c)	(18.93	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$27,178,746		$7,167,908
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	(0.85	)%(d)	(0.49	)%(d)
Ratio of gross expenses to average net assets	2.08	%(d)	2.13	%(d)
Portfolio turnover(e)	—		—

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Money Market (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (20.2%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$16,402,000	$16,402,000

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		16,402,000

Federal Home Loan Bank (20.2%)
Federal Home Loan Bank, 0.51%, 07/01/03	16,402,000	16,402,000

TOTAL FEDERAL HOME LOAN BANK		16,402,000

Federal National Mortgage Association (20.2%)
Federal National Mortgage Association, 0.51%, 07/01/03	16,402,000	16,402,000

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		16,402,000

Repurchase Agreements (40.5%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with the maturity value of $16,398,364 (Collateralized by a Federal Home Loan Bank Security)	16,398,000	16,398,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with a maturity value of $16,403,251 (Collateralized by U.S. Treasury Notes)	16,403,000	16,403,000

TOTAL REPURCHASE AGREEMENTS		32,801,000

TOTAL INVESTMENTS (Cost $82,007,000)(a)—101.1%		82,007,000
Net other assets (liabilities)—(1.1)%		(874,872)

NET ASSETS—100.0%		$81,132,128

(a)	Represents cost for financial reporting purposes.

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Money Market

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $49,206,000)	$49,206,000
Repurchase agreements, at cost	32,801,000

Total Investments	82,007,000
Cash	1,070
Interest receivable	615
Prepaid and other expenses	19,791

Total Assets	82,028,476

Liabilities:
Payable for capital shares redeemed	803,981
Advisory fees payable	38,919
Management services fees payable	7,784
Administration fees payable	3,567
Distribution fees payable	42,097

Total Liabilities	896,348

Net Assets	$81,132,128

Net Assets consist of:
Capital	$81,132,129
Accumulated net realized gains (losses) on investments	(1)

Net Assets	$81,132,128

Shares of Beneficial Interest Outstanding	81,132,128

Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$462,305

Expenses:
Advisory fees	306,585
Management services fees	61,317
Administration fees	19,471
Distribution fees	102,195
Custody fees	11,166
Fund accounting fees	16,618
Transfer agent fees	14,987
Other fees	17,988

Total Gross Expenses before reductions	550,327
Less Expenses reduced by the Advisor	(125,219)
Less Expenses reduced by a Third Party	(32,477)

Total Net Expenses	392,631

Net Investment Income/(Loss)	69,674

Change in Net Assets Resulting from Operations	$69,674

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Money Market

Statements of Changes in Net Assets
	For the six months ended June 30, 2003	For the year ended December 31, 2002

	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$69,674	$137,507
Net realized gains (losses) on investments	—	(1)

Change in net assets resulting from operations	69,674	137,506

Distributions to Shareholders From:
Net investment income	(69,674)	(137,507)

Change in net assets resulting from distributions	(69,674)	(137,507)

Capital Transactions:
Proceeds from shares issued	709,686,188	6,444,480,897
Dividends reinvested	70,039	138,140
Cost of shares redeemed	(697,803,107)	(6,436,419,682)

Change in net assets resulting from capital transactions	11,953,120	8,199,355

Change in net assets	11,953,120	8,199,354
Net Assets:
Beginning of period	69,179,008	60,979,654

End of period	$81,132,128	$69,179,008

Share Transactions:
Issued	709,686,187	6,444,480,897
Reinvested	69,866	138,313
Redeemed	(697,803,174)	(6,436,419,615)

Change in shares	11,952,879	8,199,595

See accompanying notes to the financial statements.

PROFUNDS VP

ProFund VP Money Market

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002	For the period October 29, 2001(a) through December 31, 2001

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000

Investment Activities:
Net investment income/(loss)	0.001		0.002	0.001

Distributions to Shareholders From:
Net investment income	(0.001)		(0.002)	(0.001)

Net Asset Value, End of Period	$1.000		$1.000	$1.000

Total Return	0.09	%(b)	0.21%	0.08	%(b)
Ratios/Supplemental Data:
Net assets, end of period	$81,132,128		$69,179,008	$60,979,654
Ratio of net expenses to average net assets	0.96	%(c)	1.32%	1.60	%(c)
Ratio of net investment income/(loss) to average net assets	0.17	%(c)	0.22%	0.27	%(c)
Ratio of gross expenses to average net assets	1.35	%(c)	1.51%	1.60	%(c)

(a)	Commencement of operations
(b)	Not annualized
(c)	Annualized

See accompanying notes to the financial statements.

PROFUNDS VP

Notes to Financial Statements

June 30, 2003

(Unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the “Advisor”) serves as the investment advisor for each of the ProFunds. BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Bull, ProFund VP Small-Cap, ProFund VP OTC, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan, ProFund VP UltraBull (formerly ProFund VP Bull Plus), ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraOTC, ProFund VP Bear, ProFund VP Short Small-Cap, ProFund VP Short OTC, ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Cyclical, ProFund VP Consumer Non-Cyclical, ProFund VP Energy, ProFund VP Financial, ProFund VP Healthcare, ProFund VP Industrial, ProFund VP Internet, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity and ProFund VP Money Market (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP, excluding the ProFund VP Money Market, is a “non-diversified” series of the Trust pursuant to the 1940 Act.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a ProFund VP (other than the ProFund VP Money Market), except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ/NMS, are valued at the closing price, if available, on the exchange or market where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price shall be the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Securities regularly traded in the OTC markets (other than the NASDAQ/NMS) are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940.

For the ProFunds VP (other than the ProFund VP Money Market), futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued at the last bid quote (if purchased by a ProFund VP) or the last asked quote (if sold by a ProFund VP) prior to the time at which a ProFund VP calculates net asset value. Routine valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When market quotations are not readily available, a ProFund VP’s investments are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Advisor will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP.

The ProFunds VP require that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

Short Sales

The ProFunds VP (other than the ProFund VP Money Market) may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP maintains a segregated account of securities as collateral for outstanding short sales, when required. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short.

Futures Contracts

The ProFunds VP (other than the ProFund VP Money Market) may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at settlement of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Futures contracts may also be offset for settlement. Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the futures and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the futures or due to the inability of counterparties to perform.

Index Options and Options on Futures Contracts

The ProFunds VP (other than the ProFund VP Money Market) may purchase call or put options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and to create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options and options on futures contracts are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected. Risk may also arise if there is an illiquid secondary market for the options or due to the inability of counterparties to perform.

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the ProFund VP Asia 30, the ProFund VP Europe 30 and the ProFund VP Japan denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Swap Agreements

The ProFunds VP (other than the ProFund VP Money Market) may enter into equity index, equity basket or interest rate swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities, or to manage exposure to a market or security. Swap agreements are two-party contracts for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The amount to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Most swap agreements entered into by the ProFunds VP calculate the obligations of the parties to the agreement on a “net basis.’’ Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the contract based on the relative values of the positions held by each party to the contract (the “net amount”). A ProFund VP’s current obligations under a swap agreement are accrued daily (offset against any amounts owing to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty are covered by segregated assets.

The counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus the dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount is recorded as “unrealized gains or losses on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by the securities and cash of each particular ProFund VP.

The ProFunds VP may invest in swaps that provide the opposite return of their benchmark index (short the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap. These amounts are netted with any unrealized appreciation/depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total exposure each ProFund VP has in under the swap agreement. Risks may result from an imperfect correlation between movements in the price of the swap agreements and the price of the underlying instruments. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another appropriate basis.

Distributions to Shareholders

Each of the ProFunds VP (except the ProFund VP Real Estate, the ProFund VP U.S. Government Plus and the ProFund VP Money Market) intends to declare and distribute net investment income annually. ProFund VP Real Estate declares and pays dividends from net investment income quarterly. ProFund VP U.S. Government Plus and ProFund VP Money Market declare dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Federal Income Taxes

Each of the ProFunds VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability.

3.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except the ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP of 0.75%. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate, based on the average daily net assets, of 0.50%.

For its services as Administrator, the Trust pays BISYS an annual fee based on the following schedule of average net assets: 0.05% of average net assets from $0 to $2 billion, 0.04% on the next $3 billion of average net assets, 0.03% on the next $5 billion of average net assets, and 0.02% of average net assets over $10 billion. BISYS Fund Services, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees.

ProFund Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP will pay to ProFund Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets.

Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. Each Non-Interested Trustee was compensated $5,500 in meeting and retainer fees during the six months ended June 30, 2003.

The Advisor has contractually agreed to waive advisory and management servicing fees, and if necessary, reimburse certain other expenses of each ProFund VP for the period ending December 31, 2003 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP (except the ProFund VP UltraBull, the ProFund VP UltraOTC, the ProFund VP U.S. Government Plus and the ProFund VP Money Market). ProFund VP UltraBull’s operating expenses are limited to an annualized rate of 1.85% of its average daily net assets. ProFund VP UltraOTC’s operating expenses are limited to an annualized rate of 1.95% of its average daily net assets. ProFund VP U.S. Government Plus’s operating expenses are limited to an annualized rate of 1.73% of its average daily net assets. ProFund VP Money Market’s operating expenses are limited to an annualized rate of 1.35% of its average daily net assets.

The Advisor may recoup the advisory and management servicing fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed any expense limitation in place at that time. As of June 30, 2003, the reimbursement that may potentially be made by the ProFunds VP are as follows:

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

	Expires 2005	Expires 2006
ProFund VP OTC	$27,011	$13,435
ProFund VP Mid-Cap Value	22,991	19,271
ProFund VP Mid-Cap Growth	16,477	16,611
ProFund VP Small-Cap Value	35,305	33,199
ProFund VP Small-Cap Growth	20,779	20,156
ProFund VP Asia 30	2,486	4,651
ProFund VP Europe 30	21,392	—
ProFund VP Japan	2,285	4,058
ProFund VP UltraBull	78,953	42,886
ProFund VP UltraMid-Cap	25,730	12,586
ProFund VP UltraSmall-Cap	71,489	14,263
ProFund VP UltraOTC	57,524	12,326
ProFund VP Bear	39,311	10,017
ProFund VP Short OTC	—	11,399
ProFund VP Banks	9,952	11,025
ProFund VP Basic Materials	6,747	5,370
ProFund VP Biotechnology	35,143	12,809
ProFund VP Consumer Cyclical	10,219	7,760
ProFund VP Consumer Non-Cyclical	8,221	9,050
ProFund VP Energy	34,061	12,864
ProFund VP Financial	37,969	12,900
ProFund VP Healthcare	35,804	12,317
ProFund VP Industrial	5,769	6,576
ProFund VP Internet	3,895	8,032
ProFund VP Pharmaceuticals	5,743	5,664
ProFund VP Precious Metals	—	10,285
ProFund VP Real Estate	52,569	12,555
ProFund VP Semiconductor	10,634	10,895
ProFund VP Technology	34,449	9,545
ProFund VP Telecommunications	14,827	4,695
ProFund VP Utilities	36,094	9,653
ProFund VP U.S. Government Plus	—	1,368
ProFund VP Rising Rates Opportunity	7,932	6,774

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the period ended June 30, 2003 were as follows:

	Purchases	Sales
ProFund VP Bull	$196,703,881	$195,307,940
ProFund VP Small-Cap	39,192,856	37,731,992
ProFund VP OTC	240,476,906	219,201,597
ProFund VP Mid-Cap Value	89,771,608	86,554,727
ProFund VP Mid-Cap Growth	110,700,385	87,942,663
ProFund VP Small-Cap Value	153,344,039	151,734,615
ProFund VP Small-Cap Growth	184,079,812	160,101,432
ProFund VP Asia 30	59,757,904	72,212,929
ProFund VP Europe 30	176,821,826	138,729,747
ProFund VP UltraBull	207,925,504	216,244,432
ProFund VP UltraMid-Cap	67,388,693	58,882,415
ProFund VP UltraSmall-Cap	69,231,071	47,917,729
ProFund VP UltraOTC	200,642,187	205,268,576
ProFund VP Banks	47,139,456	43,462,937
ProFund VP Basic Materials	24,461,946	26,088,611
ProFund VP Biotechnology	118,391,392	118,156,965
ProFund VP Consumer Cyclical	50,773,316	50,566,706
ProFund VP Consumer Non-Cyclical	20,577,258	20,955,365
ProFund VP Energy	80,009,826	91,434,851
ProFund VP Financial	61,364,502	61,616,767
ProFund VP Healthcare	100,554,207	75,008,646
ProFund VP Industrial	14,404,032	14,070,628
ProFund VP Internet	80,839,600	98,259,724
ProFund VP Pharmaceuticals	66,653,702	59,669,593
ProFund VP Real Estate	107,724,945	112,296,331
ProFund VP Semiconductor	68,992,851	67,751,865
ProFund VP Technology	66,394,212	69,760,791
ProFund VP Telecommunications	56,298,207	66,993,749
ProFund VP Utilities	123,227,480	109,381,796
ProFund VP U.S. Government Plus	24,835,703	25,462,820

5.	Concentration Risk

The ProFund VP Asia 30, ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Cyclical, ProFund VP Consumer Non-Cyclical, ProFund VP Energy, ProFund VP Financial, ProFund VP Healthcare, ProFund VP Industrial, ProFund VP Internet, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications and ProFund VP Utilities maintain exposure to a limited number of issuers conducting business in a specific market sector. These ProFunds VP are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds VP will be negatively impacted by that poor performance. This would make the performance of these particular ProFunds VP more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be. Each of ProFund VP Europe 30, ProFund VP Short Small-Cap, ProFund VP Small-Cap, ProFund VP Short OTC, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated.

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2002, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2008	Expires 2009	Expires 2010	Total
ProFund VP Bull	$—	$173,736	$1,707,847	$1,881,583
ProFund VP Small-Cap	—	1,079,530	7,828,329	8,907,859
ProFund VP OTC	—	3,644,776	15,941,603	19,586,379
ProFund VP Mid-Cap Value	—	—	204,315	204,315
ProFund VP Small-Cap Value	—	—	109,696	109,696
ProFund VP Small-Cap Growth	—	—	498,921	498,921
ProFund VP Asia 30	—	—	27,986	27,986
ProFund VP Europe 30	7,828,365	10,516,081	21,104,698	39,449,144
ProFund VP Japan	—	—	2,554,494	2,554,494
ProFund VP UltraBull	—	8,540,781	22,809,819	31,350,600
ProFund VP UltraMid-Cap	—	—	4,988,002	4,988,002
ProFund VP UltraSmall-Cap	14,370,041	7,875,274	26,485,641	48,730,956
ProFund VP UltraOTC	126,680,493	119,617,666	87,508,404	333,806,563
ProFund VP Bear	—	1,705,630	—	1,705,630
ProFund VP Short Small-Cap	—	—	678,535	678,535
ProFund VP Short OTC	—	—	2,768,700	2,768,700
ProFund VP Banks	—	—	1,338,047	1,338,047
ProFund VP Basic Materials	—	—	1,118,357	1,118,357
ProFund VP Biotechnology	—	—	9,531,779	9,531,779
ProFund VP Consumer Cyclical	—	—	1,163,216	1,163,216
ProFund VP Consumer Non-Cyclical	—	—	1,165,345	1,165,345
ProFund VP Energy	—	1,407,170	2,339,969	3,747,139
ProFund VP Financial	—	58,139	3,181,447	3,239,586
ProFund VP Healthcare	—	892,521	5,475,793	6,368,314
ProFund VP Industrial	—	—	270,507	270,507
ProFund VP Precious Metals	—	—	10,809,383	10,809,383
ProFund VP Real Estate	—	1,884,982	4,225,104	6,110,086
ProFund VP Semiconductor	—	—	2,166,649	2,166,649
ProFund VP Technology	—	1,358,736	4,626,781	5,985,517
ProFund VP Telecommunications	—	2,176,462	2,185,044	4,361,506
ProFund VP Utilities	—	2,100,378	4,754,633	6,855,011
ProFund VP Rising Rates Opportunity	—	—	2,463,746	2,463,746
ProFund VP Money Market	—	—	1	1

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

At June 30, 2003, the cost of securities for federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
ProFund VP Bull	$116,893,757	$—	$(1,451,160)	$(1,451,160)
ProFund VP Small-Cap	42,114,003	4,341,604	(328,319)	4,013,285
ProFund VP OTC	115,058,643	—	(6,977,061)	(6,977,061)
ProFund VP Mid-Cap Value	17,787,943	—	(1,366,148)	(1,366,148)
ProFund VP Mid-Cap Growth	39,242,304	1,308,753	(232,248)	1,076,505
ProFund VP Small-Cap Value	33,603,375	—	(778,883)	(778,883)
ProFund VP Small-Cap Growth	52,853,903	2,849,018	(310,354)	2,538,664
ProFund VP Asia 30	8,267,720	368,568	(17)	368,551
ProFund VP Europe 30	75,593,371	—	(7,006,789)	(7,006,789)
ProFund VP Japan	10,480,351	—	(71)	(71)
ProFund VP UltraBull	48,060,657	—	(9,280,446)	(9,280,446)
ProFund VP UltraMid-Cap	31,427,930	566,500	(391,576)	174,924
ProFund VP UltraSmall-Cap	57,374,469	3,693,161	(696,559)	2,996,602
ProFund VP UltraOTC	123,124,637	—	(64,185,740)	(64,185,740)
ProFund VP Bear	108,235,000	22	(924)	(902)
ProFund VP Short Small-Cap	189,050	—	(2)	(2)
ProFund VP Short OTC	31,645,210	1,004	(1,268)	(264)
ProFund VP Banks	10,335,822	—	(997,226)	(997,226)
ProFund VP Basic Materials	2,380,497	—	(382,280)	(382,280)
ProFund VP Biotechnology	22,027,459	—	(1,118,712)	(1,118,712)
ProFund VP Consumer Cyclical	4,438,161	103,021	(3,568)	99,453
ProFund VP Consumer Non-Cyclical	4,856,568	—	(354,090)	(354,090)
ProFund VP Energy	13,793,525	—	(5,609,842)	(5,609,842)
ProFund VP Financial	14,434,961	—	(320,598)	(320,598)
ProFund VP Healthcare	41,723,190	—	(1,237,385)	(1,237,385)
ProFund VP Industrial	1,430,396	—	(63,880)	(63,880)
ProFund VP Internet	13,480,306	4,105,500	(15,902)	4,089,598
ProFund VP Pharmaceuticals	10,283,492	—	(827,465)	(827,465)
ProFund VP Precious Metals	31,949,000	—	(266)	(266)
ProFund VP Real Estate	16,669,062	857,146	(9,732)	847,414
ProFund VP Semiconductor	7,147,967	—	(1,437,764)	(1,437,764)
ProFund VP Technology	17,643,988	—	(4,956,595)	(4,956,595)
ProFund VP Telecommunications	5,460,384	—	(431,230)	(431,230)
ProFund VP Utilities	42,649,874	—	(738,806)	(738,806)
ProFund VP U.S. Government Plus	48,739,804	1,077,270	(8,225)	1,069,045
ProFund VP Rising Rates Opportunity	26,458,000	—	(220)	(220)
ProFund VP Money Market	82,007,000	—	—	—

ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

INNOVATIONS IN INDEXING®

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow Jones Industrial AverageTM,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of the NASDAQ Stock Market, Inc. “The Nikkei 225 Stock Average” is a trademark of Nihon Keizal Shimbun, Inc. “Philadelphia Stock Exchange®”’ “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

6/03

CLASSIC PROFUNDS VP

Bull

OTC

Mid-Cap Value

Mid-Cap Growth

Small-Cap Value

Small-Cap Growth

Asia 30

Europe 30

Japan

ULTRA PROFUNDS VP

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraOTC

INVERSE PROFUNDS VP

Bear

Short OTC

SECTOR PROFUNDS VP

Banks

Basic Materials

Biotechnology

Consumer Cyclical

Consumer Non-Cyclical

Energy

Financial

Healthcare

Industrial

Internet

Pharmaceuticals

Precious Metals

Real Estate

Semiconductor

Technology

Telecommunications

Utilities

BOND BENCHMARKED PROFUNDS VP

U.S. Government Plus

Rising Rates Opportunity

>	Semiannual Report

June 30, 2003

>   Table of Contents

i	MESSAGE FROM THE CHAIRMAN

SCHEDULE OF PORTFOLIO INVESTMENTS AND FINANCIAL STATEMENTS

1	ProFund VP Bull

10	ProFund VP OTC

15	ProFund VP Mid-Cap Value

21	ProFund VP Mid-Cap Growth

26	ProFund VP Small-Cap Value

33	ProFund VP Small-Cap Growth

39	ProFund VP Asia 30

43	ProFund VP Europe 30

47	ProFund VP Japan

51	ProFund VP UltraBull

60	ProFund VP UltraMid-Cap

68	ProFund VP UltraSmall-Cap

79	ProFund VP UltraOTC

84	ProFund VP Bear

88	ProFund VP Short OTC

92	ProFund VP Banks

97	ProFund VP Basic Materials

101	ProFund VP Biotechnology

105	ProFund VP Consumer Cyclical

109	ProFund VP Consumer Non-Cyclical

113	ProFund VP Energy

117	ProFund VP Financial

122	ProFund VP Healthcare

126	ProFund VP Industrial

130	ProFund VP Internet

134	ProFund VP Pharmaceuticals

138	ProFund VP Precious Metals

142	ProFund VP Real Estate

146	ProFund VP Semiconductor

150	ProFund VP Technology

155	ProFund VP Telecommunications

159	ProFund VP Utilities

163	ProFund VP U.S. Government Plus

167	ProFund VP Rising Rates Opportunity

171	NOTES TO FINANCIAL STATEMENTS

Message from the Chairman

Dear Shareholders:

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2003.

After a downturn that lasted almost three years, U.S. equity markets made impressive gains in the first half of 2003. Broad equity indexes moved higher, and as of June 30, the year-to-date returns for the Dow Jones Industrial Average, S&P 500 Index and Nasdaq-100 were 7.72%, 10.76% and 22.08%, respectively. 1

Economic news also began to take on a more positive tone. The Commerce Department estimated that Gross Domestic Product (GDP) grew at a 2.4% annualized rate for the second quarter, building on a 1.4% growth rate for the first quarter, and profitability of S&P 500 companies was generally on the rise. 1

Thank You

We realize that there are many alternatives for investors in the financial services industry, and so we are extremely grateful for the trust you have put in ProFunds. We are committed to justifying that confidence every day.

In the following pages, you will find financial information relating to ProFunds VP. Please read this information carefully.

Sincerely,

Michael Sapir

Chairman

1 Source: Bloomberg. You cannot invest directly in an index. Indexes are unmanaged; therefore, their performance does not reflect management fees and other expenses associated with mutual fund investing. Past performance is not predictive of future results.

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (81.3%)

	Shares	Value
3M Co.	4,158	$536,299
Abbott Laboratories	16,524	723,090
ACE, Ltd.	2,808	96,286
ADC Telecommunications, Inc.*	8,478	19,737
Adobe Systems, Inc.	2,430	77,930
Advanced Micro Devices, Inc.*	3,672	23,538
AES Corp.*	6,480	41,148
Aetna, Inc.	1,620	97,524
AFLAC, Inc.	5,454	167,711
Agilent Technologies, Inc.*	4,968	97,124
Air Products & Chemicals, Inc.	2,430	101,088
Alberto-Culver Co.—Class B	648	33,113
Albertson’s, Inc.	3,888	74,650
Alcoa, Inc.	8,964	228,582
Allegheny Energy, Inc.	1,350	11,408
Allegheny Technologies, Inc.	864	5,702
Allergan, Inc.	1,404	108,248
Allied Waste Industries, Inc.*	2,214	22,251
Allstate Corp.	7,452	265,663
Alltel Corp.	3,294	158,837
Altera Corp.*	4,050	66,420
Altria Group, Inc.	21,438	974,143
Ambac Financial Group, Inc.	1,134	75,128
Amerada Hess Corp.	972	47,803
Ameren Corp.	1,728	76,205
American Electric Power, Inc.	4,158	124,033
American Express Co.	13,716	573,466
American Greetings Corp.—Class A*	702	13,787
American International Group, Inc.	27,648	1,525,616
American Power Conversion Corp.*	2,106	32,833
American Standard Cos.*	756	55,891
AmerisourceBergen Corp.	1,188	82,388
Amgen, Inc.*	13,338	886,176
AmSouth Bancorp	3,726	81,376
Anadarko Petroleum Corp.	2,646	117,668
Analog Devices, Inc.*	3,888	135,380
Andrew Corp.*	1,026	9,439
Anheuser-Busch Cos., Inc.	8,856	452,099
Anthem, Inc.*	1,458	112,485
AOL-Time Warner, Inc.*	47,628	766,335
AON Corp.	3,294	79,320
Apache Corp.	1,728	112,424
Apartment Investment & Management Co.—Class A	972	33,631
Apollo Group, Inc.—Class A*	1,836	113,391
Apple Computer, Inc.*	3,888	74,339
Applera Corp.—Applied Biosystems Group	2,214	42,132
Applied Materials, Inc.*	17,550	278,342
Applied Micro Circuits Corp.*	3,240	19,602
Archer-Daniels-Midland Co.	6,804	87,567
Ashland, Inc.	702	21,537
AT&T Corp.	8,316	160,083
AT&T Wireless Services, Inc.*	28,728	235,857
Autodesk, Inc.	1,188	19,198
Automatic Data Processing, Inc.	6,318	213,927
AutoNation, Inc.*	2,970	46,688
AutoZone, Inc.*	972	73,843
Avaya, Inc.*	4,050	26,163
Avery Dennison Corp.	1,188	59,638

Common Stocks, continued

	Shares	Value
Avon Products, Inc.	2,484	$154,505
Baker Hughes, Inc.	3,564	119,643
Ball Corp.	594	27,033
Bank of America Corp.	15,876	1,254,679
Bank of New York Co., Inc.	8,154	234,428
Bank One Corp.	12,096	449,729
Bard (C.R.), Inc.	540	38,507
Bausch & Lomb, Inc.	540	20,250
Baxter International, Inc.	6,318	164,268
BB&T Corp.	4,968	170,402
Bear Stearns Cos., Inc.	1,026	74,303
Becton, Dickinson & Co.	2,700	104,895
Bed Bath & Beyond, Inc.*	3,132	121,553
BellSouth Corp.	19,548	520,563
Bemis Co., Inc.	540	25,272
Best Buy Co., Inc.*	3,402	149,416
Big Lots, Inc.*	1,242	18,680
Biogen, Inc.*	1,566	59,508
Biomet, Inc.	2,754	78,930
BJ Services Co.*	1,674	62,541
Black & Decker Corp.	810	35,194
Block H & R, Inc.	1,890	81,743
BMC Software, Inc.*	2,484	40,564
Boeing Co.	8,910	305,791
Boise Cascade Corp.	594	14,197
Boston Scientific Corp.*	4,320	263,952
Bristol-Myers Squibb Co.	20,520	557,118
Broadcom Corp.—Class A*	2,970	73,983
Brown-Forman Corp.	648	50,946
Brunswick Corp.	972	24,319
Burlington Northern Santa Fe Corp.	3,942	112,110
Burlington Resources, Inc.	2,106	113,871
Calpine Corp.*	4,050	26,730
Campbell Soup Co.	4,374	107,163
Capital One Financial Corp.	2,376	116,852
Cardinal Health, Inc.	4,752	305,554
Carnival Corp.	6,642	215,932
Caterpillar, Inc.	3,672	204,384
Cendant Corp.*	10,800	197,855
CenterPoint Energy, Inc.	3,240	26,406
Centex Corp.	648	50,408
CenturyTel, Inc.	1,512	52,693
Charter One Financial, Inc.	2,376	74,084
ChevronTexaco Corp.	11,340	818,748
Chiron Corp.*	1,998	87,353
Chubb Corp.	1,836	110,160
CIENA Corp.*	4,968	25,784
CIGNA Corp.	1,512	70,973
Cincinnati Financial Corp.	1,728	64,092
Cinergy Corp.	1,890	69,533
Cintas Corp.	1,782	63,154
Circuit City Stores, Inc.	2,214	19,483
Cisco Systems, Inc.*	74,358	1,241,034
Citigroup, Inc.	54,540	2,334,313
Citizens Communications Co.*	3,024	38,979
Citrix Systems, Inc.*	1,728	35,182
Clear Channel Communications, Inc.*	6,480	274,687
Clorox Co.	2,322	99,033
CMS Energy Corp.	1,512	12,247
Coca-Cola Co.	26,082	1,210,466

See accompanying notes to the financial statements.

1

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Coca-Cola Enterprises, Inc.	4,806	$87,229
Colgate-Palmolive Co.	5,724	331,706
Comcast Corp.—Special Class A*	23,814	718,707
Comerica, Inc.	1,836	85,374
Computer Associates International, Inc.	6,102	135,953
Computer Sciences Corp.*	1,998	76,164
Compuware Corp.*	3,996	23,057
Comverse Technology, Inc.*	1,998	30,030
ConAgra Foods, Inc.	5,670	133,812
Concord EFS, Inc.*	5,130	75,514
ConocoPhillips	7,182	393,574
Consolidated Edison, Inc.	2,376	102,833
Constellation Energy Group, Inc.	1,728	59,270
Convergys Corp.*	1,566	25,056
Cooper Industries, Ltd.—Class A	972	40,144
Cooper Tire & Rubber Co.	756	13,298
Coors (Adolph) Co.—Class B	378	18,514
Corning, Inc.*	13,392	98,967
Costco Wholesale Corp.*	4,806	175,900
Countrywide Credit Industries, Inc.	1,404	97,676
Crane Co.	648	14,664
CSX Corp.	2,268	68,244
Cummins, Inc.	432	15,504
CVS Corp.	4,158	116,549
Dana Corp.	1,566	18,103
Danaher Corp.	1,620	110,241
Darden Restaurants, Inc.	1,782	33,822
Deere & Co.	2,538	115,987
Dell Computer Corp.*	27,216	869,822
Delphi Automotive Systems Corp.	5,940	51,262
Delta Air Lines, Inc.	1,296	19,025
Deluxe Corp.	594	26,611
Devon Energy Corp.	2,430	129,762
Dillard’s, Inc.—Class A	918	12,365
Dollar General Corp.	3,510	64,093
Dominion Resources, Inc.	3,294	211,706
Donnelley (R.R.) & Sons Co.	1,188	31,054
Dover Corp.	2,160	64,714
Dow Chemical Co.	9,720	300,931
Dow Jones & Co., Inc.	864	37,178
DTE Energy Co.	1,782	68,856
Du Pont (E.I.) de Nemours	10,530	438,469
Duke Energy Corp.	9,558	190,683
Dynegy, Inc.—Class A	3,942	16,556
Eastman Chemical Co.	810	25,653
Eastman Kodak Co.	3,024	82,706
Eaton Corp.	810	63,674
eBay, Inc.*	3,348	348,794
Ecolab, Inc.	2,808	71,885
Edison International*	3,456	56,782
El Paso Corp.	6,372	51,486
Electronic Arts, Inc.*	1,566	115,868
Electronic Data Systems Corp.	5,076	108,880
Eli Lilly & Co.	11,880	819,363
EMC Corp.*	23,166	242,548
Emerson Electric Co.	4,482	229,029
Engelhard Corp.	1,350	33,440
Entergy Corp.	2,376	125,405
EOG Resources, Inc.	1,188	49,706
Equifax, Inc.	1,512	39,312

Common Stocks, continued

	Shares	Value
Equity Office Properties Trust	4,266	$115,225
Equity Residential Properties Trust	2,862	74,269
Exelon Corp.	3,456	206,704
Exxon Mobil Corp.	70,740	2,540,273
Family Dollar Stores, Inc.	1,836	70,043
Fannie Mae	10,368	699,218
Federated Department Stores, Inc.	1,998	73,626
Federated Investors, Inc.—Class B	1,134	31,094
FedEx Corp.	3,186	197,628
Fifth Third Bancorp	6,102	349,889
First Data Corp.	7,938	328,951
First Tennessee National Corp.	1,350	59,279
FirstEnergy Corp.	3,132	120,425
Fiserv, Inc.*	2,052	73,072
Fleet Boston Financial Corp.	11,124	330,494
Fluor Corp.	864	29,065
Ford Motor Co.	19,386	213,052
Forest Laboratories, Inc.*	3,834	209,912
Fortune Brands, Inc.	1,566	81,745
FPL Group, Inc.	1,944	129,956
Franklin Resources, Inc.	2,700	105,489
Freddie Mac	7,290	370,113
Freeport-McMoRan Copper & Gold, Inc.—Class B	1,566	38,367
Gannett Co., Inc.	2,862	219,830
Gap, Inc.	9,450	177,282
Gateway, Inc.*	3,456	12,614
General Dynamics Corp.	2,106	152,685
General Electric Co.	105,894	3,037,040
General Mills, Inc.	3,942	186,890
General Motors Corp.	5,940	213,840
Genuine Parts Co.	1,836	58,770
Genzyme Corp.—General Division*	2,268	94,802
Georgia Pacific Corp.	2,646	50,142
Gillette Co.	10,800	344,088
Golden West Financial Corp.	1,620	129,616
Goodrich Corp.	1,242	26,082
Goodyear Tire & Rubber Co.	1,836	9,639
Grainger (W.W.), Inc.	972	45,451
Great Lakes Chemical Corp.	540	11,016
Guidant Corp.	3,294	146,221
Halliburton Co.	4,644	106,812
Harley-Davidson, Inc.	3,186	126,994
Harrah’s Entertainment, Inc.*	1,188	47,805
Hartford Financial Services Group, Inc.	2,970	149,569
Hasbro, Inc.	1,836	32,112
HCA, Inc.	5,400	173,016
Health Management Associates, Inc.— Class A	2,538	46,826
Heinz (H.J.) Co.	3,726	122,883
Hercules, Inc.*	1,188	11,761
Hershey Foods Corp.	1,404	97,803
Hewlett-Packard Co.	32,346	688,970
Hilton Hotels Corp.	3,996	51,109
Home Depot, Inc.	24,354	806,605
Honeywell International, Inc.	9,072	243,583
Humana, Inc.*	1,728	26,093
Huntington Bancshares, Inc.	2,430	47,434
Illinois Tool Works, Inc.	3,240	213,354
IMS Health, Inc.	2,592	46,630

See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Ingersoll-Rand Co.—Class A	1,782	$84,324
Intel Corp.	69,228	1,438,834
International Business Machines Corp.	18,306	1,510,244
International Flavors & Fragrances, Inc.	972	31,036
International Game Technology*	918	93,939
International Paper Co.	5,076	181,364
Interpublic Group of Cos., Inc.	4,104	54,912
Intuit, Inc.*	2,160	96,185
ITT Industries, Inc.	972	63,627
J.P. Morgan Chase & Co.	21,546	736,443
Jabil Circuit, Inc.*	2,106	46,543
Janus Capital Group, Inc.	2,538	41,623
JDS Uniphase Corp.*	15,174	53,261
Jefferson-Pilot Corp.	1,512	62,688
John Hancock Financial Services, Inc.	3,078	94,587
Johnson & Johnson	31,428	1,624,828
Johnson Controls, Inc.	918	78,581
Jones Apparel Group, Inc.*	1,350	39,501
KB Home	486	30,122
Kellogg Co.	4,320	148,478
Kerr-McGee Corp.	1,080	48,384
KeyCorp	4,482	113,260
KeySpan Corp.	1,674	59,344
Kimberly-Clark Corp.	5,400	281,556
Kinder Morgan, Inc.	1,296	70,827
King Pharmaceuticals, Inc.*	2,538	37,461
KLA-Tencor Corp.*	1,998	92,887
Knight Ridder, Inc.	864	59,556
Kohls Corp.*	3,564	183,118
Kroger Co.*	7,992	133,307
Leggett & Platt, Inc.	2,052	42,066
Lexmark International Group, Inc.*	1,350	95,540
Limited, Inc.	5,508	85,374
Lincoln National Corp.	1,890	67,341
Linear Technology Corp.	3,294	106,100
Liz Claiborne, Inc.	1,134	39,974
Lockheed Martin Corp.	4,752	226,053
Loews Corp.	1,944	91,932
Louisiana-Pacific Corp.*	1,134	12,293
Lowe’s Cos., Inc.	8,262	354,853
LSI Logic Corp.*	3,996	28,292
Lucent Technologies, Inc.*	43,848	89,011
Manor Care, Inc.*	972	24,310
Marathon Oil Corp.	3,294	86,797
Marriott International, Inc.—Class A	2,430	93,360
Marsh & McLennan Cos., Inc.	5,670	289,566
Marshall & Ilsley Corp.	2,376	72,658
Masco Corp.	5,076	121,062
Mattel, Inc.	4,644	87,864
Maxim Integrated Products, Inc.	3,456	118,161
May Department Stores Co.	3,078	68,516
Maytag Corp.	810	19,780
MBIA, Inc.	1,512	73,710
MBNA Corp.	13,554	282,465
McCormick & Co., Inc.	1,458	39,658
McDermott International, Inc.*	702	4,444
McDonald’s Corp.	13,500	297,810
McGraw-Hill Cos., Inc.	1,998	123,876
McKesson Corp.	3,078	110,008
MeadWestvaco Corp.	2,106	52,018

Common Stocks, continued

	Shares	Value
MedImmune, Inc.*	2,646	$96,235
Medtronic, Inc.	12,906	619,101
Mellon Financial Corp.	4,590	127,373
Merck & Co., Inc.	23,760	1,438,667
Mercury Interactive Corp.*	918	35,444
Meredith Corp.	540	23,760
Merrill Lynch & Co., Inc.	1,936	90,372
MetLife, Inc.	8,046	227,863
MGIC Investment Corp.	1,026	47,853
Micron Technology, Inc.*	6,426	74,734
Microsoft Corp.	113,724	2,912,473
Millipore Corp.*	540	23,960
Mirant Corp.*	4,266	12,371
Molex, Inc.	1,998	53,926
Monsanto Co.	2,754	59,597
Monster Worldwide, Inc.*	1,188	23,439
Moody’s Corp.	1,566	82,544
Morgan Stanley Dean Witter & Co.	11,502	491,711
Motorola, Inc.	24,516	231,186
Nabors Industries, Ltd.*	1,566	61,935
National City Corp.	6,480	211,961
National Semiconductor Corp.*	1,944	38,336
Navistar International Corp.*	702	22,906
NCR Corp.*	1,026	26,286
Network Appliance, Inc.*	3,618	58,648
New York Times Co.—Class A	1,620	73,710
Newell Rubbermaid, Inc.	2,916	81,648
Newmont Mining Corp.	4,266	138,474
Nextel Communications, Inc.—Class A*	10,908	197,217
NICOR, Inc.	486	18,035
Nike, Inc.—Class B	2,808	150,200
NiSource, Inc.	2,808	53,352
Noble Corp.*	1,404	48,157
Nordstrom, Inc.	1,458	28,460
Norfolk Southern Corp.	4,104	78,797
North Fork Bancorp, Inc.	1,674	57,016
Northern Trust Corp.	2,322	97,036
Northrop Grumman Corp.	1,944	167,748
Novell, Inc.*	3,888	11,975
Novellus Systems, Inc.*	1,566	57,348
Nucor Corp.	810	39,569
NVIDIA Corp.*	1,674	38,519
Occidental Petroleum Corp.	3,996	134,066
Office Depot, Inc.*	3,294	47,796
Omnicom Group	1,998	143,256
Oracle Corp.*	55,566	667,903
PACCAR, Inc.	1,242	83,910
Pactiv Corp.*	1,674	32,995
Pall Corp.	1,296	29,160
Parametric Technology Corp.*	2,808	8,564
Parker Hannifin Corp.	1,242	52,152
Paychex, Inc.	3,996	117,123
Penney (J.C.) Co.	2,862	48,225
Peoples Energy Corp.	378	16,212
PeopleSoft, Inc.*	3,348	58,891
PepsiCo, Inc.	18,198	809,811
PerkinElmer, Inc.	1,350	18,644
Pfizer, Inc.	83,646	2,856,510
PG&E Corp.*	4,320	91,368
Phelps Dodge Corp.*	918	35,196

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Pinnacle West Capital Corp.	972	$36,401
Pitney Bowes, Inc.	2,484	95,410
Plum Creek Timber Co., Inc.	1,944	50,447
PMC-Sierra, Inc.*	1,782	20,903
PNC Financial Services Group	2,970	144,966
Power-One, Inc.*	864	6,178
PPG Industries, Inc.	1,782	90,419
PPL Corp.	1,782	76,626
Praxair, Inc.	1,728	103,853
Principal Financial Group, Inc.	3,456	111,456
Procter & Gamble Co.	13,716	1,223,192
Progress Energy, Inc.	2,538	111,418
Progressive Corp.	2,322	169,738
Providian Financial Corp.*	3,078	28,502
Prudential Financial, Inc.	5,832	196,247
Public Service Enterprise Group, Inc.	2,376	100,386
Pulte Homes, Inc.	648	39,956
QLogic Corp.*	972	46,977
Qualcomm, Inc.	8,370	299,228
Quest Diagnostics, Inc.*	1,134	72,349
Quintiles Transnational Corp.*	1,242	17,624
Qwest Communications International, Inc.*	17,982	85,954
R.J. Reynolds Tobacco Holdings	918	34,159
RadioShack Corp.	1,782	46,884
Raytheon Co.	4,374	143,642
Reebok International, Ltd.*	648	21,792
Regions Financial Corp.	2,376	80,261
Robert Half International, Inc.*	1,782	33,751
Rockwell Collins, Inc.	1,890	46,551
Rockwell International Corp.	1,944	46,345
Rohm & Haas Co.	2,376	73,727
Rowan Cos., Inc.*	972	21,773
Ryder System, Inc.	648	16,602
Sabre Holdings Corp.	1,512	37,271
SAFECO Corp.	1,458	51,438
Safeway, Inc.*	4,698	96,121
Sanmina-SCI Corp.*	5,400	34,074
Sara Lee Corp.	8,208	154,392
SBC Communications, Inc.	35,208	899,564
Schering-Plough Corp.	15,552	289,267
Schlumberger, Ltd.	6,156	292,841
Schwab (Charles) Corp.	14,310	144,388
Scientific-Atlanta, Inc.	1,566	37,333
Sealed Air Corp.*	918	43,751
Sears, Roebuck & Co.	3,240	108,994
Sempra Energy	2,214	63,166
Sherwin-Williams Co.	1,566	42,094
Siebel Systems, Inc.*	5,184	49,455
Sigma-Aldrich Corp.	756	40,960
Simon Property Group, Inc.	1,998	77,982
SLM Corp.	4,860	190,366
Snap-on, Inc.	594	17,244
Solectron Corp.*	8,802	32,919
Southern Co.	7,668	238,936
SouthTrust Corp.	3,618	98,410
Southwest Airlines Co.	8,262	142,107
Sprint Corp. (FON Group)	9,504	136,858
Sprint Corp. (PCS Group)*	10,854	62,411
St. Jude Medical, Inc.*	1,890	108,675

Common Stocks, continued

	Shares	Value
St. Paul Companies, Inc.	2,430	$88,719
Stanley Works	918	25,337
Staples, Inc.*	5,184	95,126
Starbucks Corp.*	4,158	101,954
Starwood Hotels & Resorts Worldwide, Inc.	2,106	60,211
State Street Corp.	3,510	138,294
Stryker Corp.	2,106	146,093
Sun Microsystems, Inc.*	34,236	157,486
SunGard Data Systems, Inc.*	3,024	78,352
Sunoco, Inc.	810	30,569
SunTrust Banks, Inc.	2,970	176,240
SuperValu, Inc.	1,404	29,933
Symantec Corp.*	1,566	68,685
Symbol Technologies, Inc.	2,430	31,614
Synovus Financial Corp.	3,240	69,660
Sysco Corp.	6,858	206,015
T. Rowe Price Group, Inc.	1,296	48,924
Target Corp.	9,666	365,762
TECO Energy, Inc.	1,890	22,661
Tektronix, Inc.*	918	19,829
Tellabs, Inc.*	4,374	28,737
Temple-Inland, Inc.	594	25,489
Tenet Healthcare Corp.*	4,968	57,877
Teradyne, Inc.*	1,944	33,651
Texas Instruments, Inc.	18,306	322,185
Textron, Inc.	1,458	56,891
The Pepsi Bottling Group, Inc.	2,916	58,378
Thermo Electron Corp.*	1,728	36,323
Thomas & Betts Corp.*	594	8,583
Tiffany & Co.	1,512	49,412
TJX Cos., Inc.	5,400	101,736
Torchmark Corp.	1,242	46,265
Toys R Us, Inc.*	2,268	27,488
Transocean Sedco Forex, Inc.	3,402	74,742
Travelers Property Casualty Corp.— Class B	10,638	167,761
Tribune Co.	3,294	159,100
Tupperware Corp.	594	8,530
TXU Corp.	3,402	76,375
Tyco International, Ltd.	21,168	401,769
U.S. Bancorp	20,358	498,771
Union Pacific Corp.	2,700	156,654
Union Planters Corp.	2,106	65,349
Unisys Corp.*	3,456	42,440
United Parcel Service, Inc.—Class B	11,934	760,196
United States Steel Corp.	1,080	17,680
United Technologies Corp.	4,968	351,883
UnitedHealth Group, Inc.	12,528	629,532
Univision Communications, Inc.— Class A*	2,430	73,872
Unocal Corp.	2,754	79,012
UnumProvident Corp.	3,024	40,552
UST, Inc.	1,782	62,423
Veritas Software Corp.*	4,374	125,403
Verizon Communications, Inc.	29,160	1,150,362
VF Corp.	1,134	38,522
Viacom, Inc.—Class B*	18,576	811,027
Visteon Corp.	1,404	9,645
Vulcan Materials Co.	1,080	40,036

See accompanying notes to the financial statements.

4

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Wachovia Corp.	14,256	$569,670
Wal-Mart Stores, Inc.	46,386	2,489,538
Walgreen Co.	10,854	326,705
Walt Disney Co.	21,654	427,667
Washington Mutual, Inc.	9,882	408,127
Waste Management, Inc.	6,264	150,899
Waters Corp.*	1,296	37,752
Watson Pharmaceuticals, Inc.*	1,134	45,780
Wellpoint Health Networks, Inc.*	1,566	132,014
Wells Fargo & Co.	17,766	895,406
Wendy’s International, Inc.	1,188	34,416
Weyerhaeuser Co.	2,322	125,388
Whirlpool Corp.	702	44,718
Williams Cos., Inc.	5,508	43,513
Winn-Dixie Stores, Inc.	1,512	18,613
Worthington Industries, Inc.	918	12,301
Wrigley (WM.) JR Co.	2,376	133,602
Wyeth	14,094	641,982
Xcel Energy, Inc.	4,212	63,348
Xerox Corp.*	7,830	82,920
Xilinx, Inc.*	3,564	90,205
XL Capital, Ltd.—Class A	1,458	121,014
Yahoo!, Inc.*	6,372	208,747
YUM! Brands, Inc.*	3,078	90,986
Zimmer Holdings, Inc.*	2,106	94,875
Zions Bancorp	972	49,193

TOTAL COMMON STOCKS		94,546,887

Federal Home Loan Bank (17.9%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$20,896,000	20,895,710

TOTAL FEDERAL HOME LOAN BANK		20,895,710

TOTAL INVESTMENTS (Cost $102,843,361)(a)—99.2%		115,442,597
Net other assets (liabilities)—0.8%		988,020

NET ASSETS—100.0%		$116,430,617

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $22,135,750)	91	$(345,834)

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $48,650)	(1)	$975

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$12,865,901
Unrealized depreciation	(266,665)

Net unrealized appreciation/depreciation	$12,599,236

The ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.2%
Aerospace/Defense	1.2%
Agriculture	1.0%
Airlines	0.1%
Apparel	0.2%
Auto Manufacturers	0.5%
Auto Parts & Equipment	0.2%
Banks	5.7%
Beverages	2.3%
Biotechnology	1.0%
Building Materials	0.2%
Chemicals	1.2%
Commercial Services	0.8%
Computers	3.6%
Cosmetics/Personal Care	2.0%
Distribution/Wholesale	0.1%
Diversified Financial Services	5.5%
Electric	2.2%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	0.0%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.5%
Forest & Paper Products	0.4%
Gas	0.1%
Hand/Machine Tools	0.1%
Healthcare—Products	2.9%
Healthcare—Services	1.2%
Home Builders	0.1%
Home Furnishings	0.1%
Household Products/Wares	0.2%
Housewares	0.1%
Insurance	3.9%
Internet	0.6%
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.2%
Machinery—Construction & Mining	0.2%
Machinery—Diversified	0.2%

See accompanying notes to the financial statements.

5

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Manufacturing	4.3%
Media	3.2%
Metals	0.0%
Mining	0.4%
Office/Business Equipment	0.2%
Oil & Gas	4.2%
Oil & Gas Services	0.5%
Packaging & Containers	0.1%
Pharmaceuticals	7.0%
Pipelines	0.2%
Real Estate Investment Trust	0.3%
Retail	5.8%
Savings & Loan	0.5%
Semiconductors	2.7%
Software	4.3%
Telecommunications	5.1%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.2%
Trucking & Leasing	0.0%
Other	18.7%

See accompanying notes to the financial statements.

6

PROFUNDS VP

ProFund VP Bull

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $102,843,361)	$115,442,597
Cash	22,301
Segregated cash balances with brokers for futures contracts	1,652,861
Dividends and interest receivable	112,690
Receivable for capital shares issued	236,346
Prepaid expenses	2,291

Total Assets	117,469,086

Liabilities:
Payable for capital shares redeemed	752,815
Variation margin on futures contracts	27,849
Advisory fees payable	65,726
Management services fees payable	13,145
Administration fees payable	4,176
Administrative services fees payable	52,875
Distribution fees payable	43,231
Other accrued expenses	78,652

Total Liabilities	1,038,469

Net Assets	$116,430,617

Net Assets consist of:
Capital	$123,847,896
Accumulated net investment income/(loss)	(132,536)
Accumulated net realized gains (losses) on investments and futures contracts	(19,539,120)
Net unrealized appreciation/depreciation on investments and futures contracts	12,254,377

Net Assets	$116,430,617

Shares of Beneficial Interest Outstanding	5,155,997

Net Asset Value (offering and redemption price per share)	$22.58

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$695,292
Interest	55,118

Total Investment Income	750,410

Expenses:
Advisory fees	336,475
Management services fees	67,295
Administration fees	23,744
Administrative services fees	174,102
Distribution fees	112,158
Custody fees	44,690
Fund accounting fees	43,196
Transfer agent fees	37,100
Other fees	47,287

Total Gross Expenses before reductions	886,047
Less Expenses reduced by the Advisor	(2,544)

Total Net Expenses	883,503

Net Investment Income/(Loss)	(133,093)

Realized and Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) on investments	(5,797,665)
Net realized gains (losses) on futures contracts	(285,328)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	9,748,446

Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	3,665,453

Change in Net Assets Resulting from Operations	$3,532,360

See accompanying notes to the financial statements.

7

PROFUNDS VP

ProFund VP Bull

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(133,093)	$(81,467)
Net realized gains (losses) on investments and futures contracts	(6,082,993)	(12,612,491)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	9,748,446	2,053,641

Change in net assets resulting from operations	3,532,360	(10,640,317)

Capital Transactions:
Proceeds from shares issued	528,543,367	368,175,334
Cost of shares redeemed	(508,394,623)	(285,371,272)

Change in net assets resulting from capital transactions	20,148,744	82,804,062

Change in net assets	23,681,104	72,163,745
Net Assets:
Beginning of period	92,749,513	20,585,768

End of period	$116,430,617	$92,749,513

Share Transactions:
Issued	25,100,792	17,148,702
Redeemed	(24,473,321)	(13,384,181)

Change in shares	627,471	3,764,521

See accompanying notes to the financial statements.

8

PROFUNDS VP

ProFund VP Bull

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002		For the period May 1, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$20.48		$26.94		$30.00

Investment Activities:
Net investment income/(loss)	(0.03	)(b)	(0.04	)(b)	(0.11	)(b)
Net realized and unrealized gains (losses) on investments and futures contracts	2.13		(6.42)		(2.95)

Total income/(loss) from investment activities	2.10		(6.46)		(3.06)

Net Asset Value, End of Period	$22.58		$20.48		$26.94

Total Return	10.25	%(c)	(23.98)%		(10.20	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$116,430,617		$92,749,513		$20,585,768
Ratio of net expenses to average net assets	1.97	%(d)	1.91%		2.25	%(d)
Ratio of net investment income/(loss) to average net assets	(0.30	)%(d)	(0.18)%		(0.60	)%(d)
Ratio of gross expenses to average net assets	1.97	%(d)	1.91%		2.25	%(d)
Portfolio turnover(e)	271%		260%		325%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

9

PROFUNDS VP ProFund VP OTC (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.2%)

	Shares	Value
ADC Telecommunications, Inc.*	114,536	$266,640
Adobe Systems, Inc.	25,956	832,409
Altera Corp.*	61,388	1,006,763
Amazon.com, Inc.*	29,664	1,082,439
American Power Conversion Corp.*	22,660	353,269
Amgen, Inc.*	68,804	4,571,338
Apollo Group, Inc.—Class A*	20,188	1,246,812
Apple Computer, Inc.*	58,092	1,110,719
Applied Materials, Inc.*	98,056	1,555,168
BEA Systems, Inc.*	42,436	460,855
Bed Bath & Beyond, Inc.*	45,320	1,758,870
Biogen, Inc.*	21,012	798,456
Biomet, Inc.	39,552	1,133,560
Broadcom Corp.—Class A*	21,836	543,935
Brocade Communications Systems, Inc. *	29,664	174,721
C.H. Robinson Worldwide, Inc.	9,476	336,967
CDW Corp.*	9,888	452,870
Cephalon, Inc.*	5,768	237,411
Check Point Software Technologies, Ltd.*	27,604	539,658
Chiron Corp.*	29,664	1,296,910
CIENA Corp.*	58,916	305,774
Cintas Corp.	23,484	832,273
Cisco Systems, Inc.*	286,340	4,779,015
Citrix Systems, Inc.*	22,248	452,969
Comcast Corp.—Special Class A*	108,356	3,270,184
Compuware Corp.*	26,780	154,521
Comverse Technology, Inc.*	22,248	334,387
Costco Wholesale Corp.*	27,604	1,010,306
Dell Computer Corp.*	107,944	3,449,890
DENTSPLY International, Inc.	8,652	353,867
Dollar Tree Stores, Inc.*	12,360	392,183
eBay, Inc.*	27,192	2,832,862
EchoStar Communications Corp. —Class A*	28,840	998,441
Electronic Arts, Inc.*	16,892	1,249,839
Ericsson (LM) Telephone Co.—ADR*	13,596	144,525
Expeditors International of Washington, Inc.	11,536	399,607
Express Scripts, Inc.—Class A*	7,828	534,809
Fastenal Co.	8,240	279,666
First Health Group Corp.*	11,124	307,022
Fiserv, Inc.*	27,604	982,978
Flextronics International, Ltd.*	64,684	672,067
Gentex Corp.*	9,064	277,449
Genzyme Corp.—General Division*	30,900	1,291,620
Gilead Sciences, Inc.*	22,660	1,259,443
Henry Schein, Inc.*	4,532	237,205
Human Genome Sciences, Inc.*	14,832	188,663
ICOS Corp.*	7,004	257,397
IDEC Pharmaceuticals Corp.*	19,364	658,376
Intel Corp.	261,208	5,428,948
InterActiveCorp*	59,740	2,363,912
Intuit, Inc.*	29,664	1,320,938
Invitrogen Corp.*	5,356	205,510
JDS Uniphase Corp.*	183,340	643,523
Juniper Networks, Inc.*	28,428	351,654
KLA-Tencor Corp.*	26,368	1,225,848
Lamar Advertising Co.*	9,476	333,650

Common Stocks, continued

	Shares	Value
Lincare Holdings, Inc.*	11,536	$363,499
Linear Technology Corp.	47,792	1,539,380
Maxim Integrated Products, Inc.	51,912	1,774,871
MedImmune, Inc.*	30,900	1,123,833
Mercury Interactive Corp.*	10,300	397,683
Microchip Technology, Inc.	19,364	476,935
Microsoft Corp.	421,888	10,804,552
Millennium Pharmaceuticals, Inc.*	37,080	583,268
Molex, Inc.	11,124	300,237
Monster Worldwide, Inc.*	13,596	268,249
Network Appliance, Inc.*	40,376	654,495
Nextel Communications, Inc.—Class A*	45,848	2,636,932
Novellus Systems, Inc.*	17,304	633,690
NVIDIA Corp.*	19,776	455,046
Oracle Corp.*	249,672	3,001,057
PACCAR, Inc.	14,832	1,002,050
PanAmSat Corp.*	23,072	425,217
Patterson Dental Co.*	7,416	336,538
Patterson-UTI Energy, Inc.*	9,476	307,022
Paychex, Inc.	40,788	1,195,496
PeopleSoft, Inc.*	51,088	898,638
Petsmart, Inc.*	16,068	267,854
Pixar Animation Studios*	6,180	375,991
QLogic Corp.*	11,124	537,623
Qualcomm, Inc.	108,768	3,888,456
RF Micro Devices, Inc.*	23,896	143,854
Ross Stores, Inc.	8,652	369,786
Ryanair Holdings PLC—ADR*	7,004	314,480
Sanmina-SCI Corp.*	62,212	392,558
Siebel Systems, Inc.*	65,508	624,946
Sigma-Aldrich Corp.	7,828	424,121
Smurfit-Stone Container Corp.*	27,604	359,680
Staples, Inc.*	37,492	687,978
Starbucks Corp.*	61,800	1,515,336
Sun Microsystems, Inc.*	160,268	737,233
Symantec Corp.*	17,716	777,024
Synopsys, Inc.*	7,828	484,162
Tellabs, Inc.*	26,780	175,945
Teva Pharmaceutical Industries, Ltd.—ADR	22,248	1,266,578
VeriSign, Inc.*	25,544	353,274
Veritas Software Corp.*	48,616	1,393,821
Whole Foods Market, Inc.*	6,592	313,318
Xilinx, Inc.*	51,088	1,293,037
Yahoo!, Inc.*	32,960	1,079,770

TOTAL COMMON STOCKS		106,496,604

Federal Home Loan Bank (1.5%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$1,585,000	1,584,978

TOTAL FEDERAL HOME LOAN BANK		1,584,978

TOTAL INVESTMENTS (Cost $85,460,544)(a)—100.7%		108,081,582
Net other assets (liabilities)—(0.7)%		(740,537)

NET ASSETS—100.0%		$107,341,045

See accompanying notes to the financial statements.

10

PROFUNDS VP ProFund VP OTC (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $1,442,400)	12	$(10,705)
Futures Contracts Sold

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $625,040)	(26)	$1,502

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$22,830,867
Unrealized depreciation	(209,829)

Net unrealized appreciation/depreciation	$22,621,038

ADR	American Depositary Receipt

The ProFund VP OTC invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.3%
Airlines	0.3%
Auto Manufacturers	0.9%
Biotechnology	9.2%
Chemicals	0.4%
Commercial Services	2.6%
Computers	7.5%
Distribution/Wholesale	0.7%
Electrical Components & Equipment	0.6%
Electronics	1.3%
Food	0.3%
Healthcare—Products	1.9%
Healthcare—Services	0.3%
Internet	8.7%
Media	3.0%
Oil & Gas	0.3%
Packaging & Containers	0.3%
Pharmaceuticals	4.1%
Retail	5.6%
Semiconductors	15.3%
Software	20.0%
Telecommunications	14.1%
Textiles	0.8%
Transportation	0.7%
Other	0.8%

See accompanying notes to the financial statements.

11

PROFUNDS VP

ProFund VP OTC

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $85,460,544)	$108,081,582
Cash	11,040
Segregated cash balances with brokers for futures contracts	246,730
Dividends and interest receivable	2,328
Prepaid expenses	2,908

Total Assets	108,344,588

Liabilities:
Payable for capital shares redeemed	786,228
Variation margin on futures contracts	12,398
Advisory fees payable	65,539
Management services fees payable	13,108
Administration fees payable	4,364
Administrative services fees payable	45,777
Distribution fees payable	22,889
Other accrued expenses	53,240

Total Liabilities	1,003,543

Net Assets	$107,341,045

Net Assets consist of:
Capital	$133,345,492
Accumulated net investment income/(loss)	(775,863)
Accumulated net realized gains (losses) on investments and futures contracts	(47,840,419)
Net unrealized appreciation/depreciation on investments and futures contracts	22,611,835

Net Assets	$107,341,045

Shares of Beneficial Interest Outstanding	8,235,391

Net Asset Value (offering and redemption price per share)	$13.03

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$74,755
Interest	34,334

Total Investment Income	109,089

Expenses:
Advisory fees	336,097
Management services fees	67,220
Administration fees	24,244
Administrative services fees	224,289
Distribution fees	112,033
Custody fees	27,596
Fund accounting fees	38,195
Transfer agent fees	33,319
Other fees	37,740

Total Gross Expenses before reductions	900,733
Less Expenses reduced by the Advisor	(15,781)

Total Net Expenses	884,952

Net Investment Income/(Loss)	(775,863)

Realized and Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) on investments	(4,512,228)
Net realized gains (losses) on futures contracts	1,939,557
Change in net unrealized appreciation (depreciation) on investments and futures contracts	19,602,328

Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	17,029,657

Change in Net Assets Resulting from Operations	$16,253,794

See accompanying notes to the financial statements.

12

PROFUNDS VP

ProFund VP OTC

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the year ended December 31, 2002
	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$(775,863)	$(921,224)
Net realized gains (losses) on investments and futures contracts	(2,572,671)	(25,073,703)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	19,602,328	(8,672,791)

Change in net assets resulting from operations	16,253,794	(34,667,718)

Capital Transactions:
Proceeds from shares issued	364,270,933	505,590,731
Cost of shares redeemed	(349,433,246)	(465,447,929)

Change in net assets resulting from capital transactions	14,837,687	40,142,802

Change in net assets	31,091,481	5,475,084
Net Assets:
Beginning of period	76,249,564	70,774,480

End of period	$107,341,045	$76,249,564

Share Transactions:
Issued	31,438,360	40,149,626
Redeemed	(30,286,447)	(37,104,141)

Change in shares	1,151,913	3,045,485

See accompanying notes to the financial statements.

13

PROFUNDS VP

ProFund VP OTC

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$10.76		$17.53		$30.00

Investment Activities:
Net investment income/(loss)	(0.10	)(b)	(0.23	)(b)	(0.27	)(b)
Net realized and unrealized gains (losses) on investments and futures contracts	2.37		(6.54)		(12.20)

Total income/(loss) from investment activities	2.27		(6.77)		(12.47)

Net Asset Value, End of Period	$13.03		$10.76		$17.53

Total Return	21.10	%(c)	(38.62)%		(41.57	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$107,341,045		$76,249,564		$70,774,480
Ratio of net expenses to average net assets	1.97	%(d)	1.98%		1.91	%(d)
Ratio of net investment income/(loss) to average net assets	(1.73	)%(d)	(1.75)%		(1.61	)%(d)
Ratio of gross expenses to average net assets	2.01	%(d)	2.03%		1.91	%(d)
Portfolio turnover(e)	264%		534%		918%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

14

PROFUNDS VP ProFund VP Mid-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.3%)

	Shares	Value
3Com Corp.*	14,833	$69,418
Activision, Inc.*	4,075	52,649
Advanced Fibre Communications, Inc.*	3,423	55,692
Advent Software, Inc.*	1,304	22,051
AGCO Corp.*	3,097	52,896
AGL Resources, Inc.	2,608	66,348
Airborne, Inc.	1,956	40,880
Airgas, Inc.	2,934	49,145
AK Steel Holding Corp.*	4,401	15,931
Alaska Air Group, Inc.*	1,141	24,474
Albemarle Corp.	1,793	50,150
Alexander & Baldwin, Inc.	1,630	43,244
ALLETE, Inc.	3,586	95,208
Alliant Energy Corp.	3,749	71,343
Allmerica Financial Corp.*	2,119	38,121
AMB Property Corp.	3,423	96,426
American Eagle Outfitters, Inc.*	2,934	53,164
American Financial Group, Inc.	2,771	63,179
AmeriCredit Corp.*	6,357	54,352
Amerus Group Co.	1,630	45,950
Apogent Technologies, Inc.*	4,075	81,500
Aquilla, Inc.	7,987	20,606
Arch Coal, Inc.	2,119	48,695
Arrow Electronics, Inc.*	4,075	62,103
ArvinMeritor, Inc.	2,771	55,919
Ascential Software Corp.*	2,445	40,196
Associated Banc Corp.	3,097	114,217
Astoria Financial Corp.	3,423	95,604
Atmel Corp.*	19,071	48,250
Avnet, Inc.*	4,890	62,005
Bandag, Inc.	815	30,375
Bank of Hawaii Corp.	2,445	81,052
Banknorth Group, Inc.	6,683	170,550
Banta Corp.	978	31,658
Barnes & Noble, Inc.*	2,608	60,114
Belo (A.H.) Corp.—Class A	4,564	102,051
BJ’s Wholesale Club, Inc.*	2,934	44,186
Black Hills Corp.	1,304	40,033
Bob Evans Farms, Inc.	1,467	40,533
Borders Group, Inc.*	3,260	57,409
BorgWarner, Inc.	1,141	73,480
Bowater, Inc.	2,282	85,460
Brink’s Co.	2,282	33,249
Cabot Corp.	2,608	74,850
Cadence Design Systems, Inc.*	11,084	133,672
Callaway Golf Co.	3,097	40,942
Carpenter Technology Corp.	978	15,257
CBRL Group, Inc.	2,119	82,343
Ceridian Corp.*	6,031	102,346
CheckFree Holdings Corp.*	3,260	90,759
City National Corp.	2,119	94,423
Clayton Homes, Inc.	5,542	69,552
CNF, Inc.	1,956	49,643
Colonial BancGroup, Inc.	5,053	70,085
Commscope, Inc. *	2,445	23,228
Community Health Systems* *	4,075	78,607
Compass Bancshares, Inc.	5,216	182,196
Constellation Brands, Inc.*	3,749	117,718
Copart, Inc.*	3,749	35,428
Credence Systems Corp.*	2,445	20,709

Common Stocks, continued

	Shares	Value
CSG Systems International, Inc.*	2,119	$29,941
Cypress Semiconductor Corp.*	5,053	60,636
Cytec Industries, Inc.*	1,630	55,094
D.R. Horton, Inc.	6,031	169,471
Dycom Industries, Inc.*	1,956	31,883
E*TRADE Group, Inc.*	14,833	126,081
Edwards (A.G.), Inc.	3,260	111,492
EGL, Inc.*	1,956	29,731
Emmis Communications Corp.*	2,282	52,372
Energy East Corp.	6,031	125,204
Ensco International, Inc.	6,194	166,619
Everest Re Group, Ltd.	2,282	174,574
Extended Stay America, Inc.*	3,912	52,773
Fairchild Semiconductor International, Inc.*	4,727	60,458
Federal Signal Corp.	1,956	34,367
Ferro Corp.	1,630	36,724
Fidelity National Financial, Inc.	5,379	165,458
First American Financial Corp.	2,934	77,311
FirstMerit Corp.	3,423	78,250
Flowserve Corp.*	2,282	44,887
FMC Corp.*	1,467	33,198
Forest Oil Corp.*	1,956	49,135
Furniture Brands International, Inc.*	2,282	59,560
GATX Corp.	1,956	31,981
Glatfelter (P.H.) Co.	1,793	26,447
Granite Construction, Inc.	1,630	31,231
Great Plains Energy, Inc.	2,771	80,026
Greater Bay Bancorp	2,119	43,524
Hanover Compressor Co.*	2,771	31,312
Harris Corp.	2,771	83,268
Harsco Corp.	1,630	58,762
Hawaiian Electric Industries, Inc.	1,467	67,262
HCC Insurance Holdings, Inc.	2,608	77,119
Helmerich & Payne, Inc.	2,119	61,875
Hibernia Corp.	6,520	118,403
Horace Mann Educators Corp.	1,630	26,292
Hospitality Properties Trust	2,608	81,500
ICN Pharmaceuticals, Inc.	3,423	57,369
IDACORP, Inc.	1,630	42,788
Imation Corp.	1,467	55,482
IMC Global, Inc.	4,727	31,718
Independence Community Bank Corp.	2,282	64,398
IndyMac Bancorp, Inc.	2,282	58,008
InFocus Corp.*	1,630	7,694
Integrated Device Technology, Inc.*	4,238	46,830
International Rectifier Corp.*	2,608	69,947
Internet Security Systems, Inc.*	1,956	28,342
Intersil Corp.—Class A*	5,705	151,809
Interstate Bakeries Corp.	1,793	22,771
Investment Technology Group, Inc.*	1,956	36,382
JM Smucker Co.	2,119	84,527
Keane, Inc.*	2,771	37,769
Kelly Services, Inc.—Class A	1,467	34,401
KEMET Corp.*	3,586	36,219
Kennametal, Inc.	1,467	49,643
Korn/Ferry International*	1,630	13,203
L-3 Communications Holdings, Inc.*	3,912	170,133
LaBranche & Co., Inc.	2,445	50,587
Lattice Semiconductor Corp.*	4,564	37,562

See accompanying notes to the financial statements.

15

PROFUNDS VP ProFund VP Mid-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Lear Corp.*	2,771	$127,521
Lee Enterprises, Inc.	1,793	67,291
Lennar Corp.—Class B	2,934	209,781
Leucadia National Corp.	2,445	90,758
Liberty Property Trust	3,097	107,156
LifePoint Hospitals, Inc.*	1,630	34,132
Longs Drug Stores Corp.	1,630	27,058
Longview Fibre Co.	2,119	17,376
Lubrizol Corp.	2,119	65,668
Lyondell Chemical Co.	6,520	88,216
Mack-Cali Realty Corp.	2,282	83,019
Mandalay Resort Group	2,445	77,873
Martin Marietta Materials	1,956	65,741
MDU Resources Group, Inc.	2,934	98,260
Media General, Inc.—Class A	978	55,942
Mercantile Bankshares Corp.	2,771	109,122
Millennium Pharmaceuticals, Inc.*	11,899	187,172
Minerals Technologies, Inc.	815	39,658
Modine Manufacturing Co.	1,467	28,416
Mohawk Industries, Inc.*	2,771	153,873
MONY Group, Inc.	1,956	52,714
MPS Group, Inc.*	4,238	29,157
National Commerce Financial Corp.	8,476	188,083
National Fuel Gas Co.	3,260	84,923
National-Oilwell, Inc.*	3,423	75,306
Neiman Marcus Group, Inc.—Class A*	1,956	71,590
Network Associates, Inc.*	6,357	80,607
New Plan Excel Realty Trust, Inc.	3,912	83,521
Newport Corp.*	1,630	24,124
Noble Energy, Inc.	2,282	86,260
Northeast Utilities System	5,542	92,773
NSTAR	2,119	96,520
OGE Energy Corp.	3,260	69,666
Ohio Casualty Corp.*	2,445	32,225
Old Republic International Corp.	4,890	167,580
Omnicare, Inc.	4,075	137,694
ONEOK, Inc.	2,934	57,594
Overseas Shipholding Group, Inc.	1,467	32,289
PacifiCare Health Systems, Inc.*	1,467	72,367
Packaging Corp. of America*	4,238	78,106
Park Place Entertainment Corp.*	12,388	112,607
Payless ShoeSource, Inc.*	2,771	34,638
Peabody Energy Corp.	2,119	71,177
Pentair, Inc.	1,956	76,400
Pepco Holdings, Inc.	6,683	128,046
PepsiAmericas, Inc.	6,194	77,797
Perrigo Co.	2,934	45,888
Pioneer Natural Resources Co.*	4,890	127,629
Plexus Corp.*	1,793	20,673
PMI Group, Inc.	3,749	100,623
PNM Resources, Inc.	1,630	43,603
Pogo Producing Co.	2,445	104,524
Polycom, Inc.*	4,075	56,480
Potlatch Corp.	1,141	29,381
Powerwave Technologies, Inc.*	2,771	17,374
Precision Castparts Corp.	2,119	65,901
Price Communications Corp.*	2,282	29,461
Pride International, Inc.*	5,542	104,300
Protective Life Corp.	2,771	74,124
Protein Design Labs, Inc.*	3,586	50,132

Common Stocks, continued

	Shares	Value
Provident Financial Group, Inc.	1,956	$50,132
Puget Energy, Inc.	3,749	89,489
Quanta Services, Inc.*	4,727	33,562
Quantum Corp.*	7,172	29,047
Questar Corp.	3,423	114,568
Radian Group, Inc.	3,912	143,375
Rayonier, Inc.	1,630	53,790
Republic Services, Inc.*	6,683	151,504
RF Micro Devices, Inc.*	7,498	45,138
RPM, Inc.	4,727	64,996
Ruddick Corp.	1,956	30,748
Saks, Inc.*	5,868	56,920
SCANA Corp.	4,564	156,454
Scholastic Corp.*	1,630	48,541
Sensient Technologies Corp.	1,956	44,968
Sequa Corp.—Class A*	489	16,773
Sierra Pacific Resources*	4,890	29,047
Silicon Valley Bancshares*	1,630	38,810
Six Flags, Inc.*	3,749	25,418
Smithfield Foods, Inc.*	4,564	104,607
Sovereign Bancorp, Inc.	10,758	168,363
SPX Corp.*	3,260	143,635
StanCorp Financial Group, Inc.	1,141	59,583
Superior Industries International, Inc.	1,141	47,580
Swift Transportation Co., Inc.*	3,423	63,736
Sybase, Inc.*	3,912	54,415
Sylvan Learning Systems, Inc.*	1,630	37,229
Tech Data Corp.*	2,282	60,952
Tecumseh Products Co.	815	31,223
Teleflex, Inc.	1,630	69,357
Telephone & Data Systems, Inc.	2,445	121,516
Tidewater, Inc.	2,445	71,810
Titan Corp.*	3,260	33,545
Toll Brothers, Inc.*	2,934	83,062
Triad Hospitals, Inc.*	3,097	76,868
Trinity Industries, Inc.	1,956	36,206
TriQuint Semiconductor, Inc.*	5,379	22,377
Tyson Foods, Inc.—Class A	14,507	154,065
Unifi, Inc.*	2,282	14,148
United Rentals, Inc.*	3,097	43,017
Unitrin, Inc.	2,771	75,150
Universal Corp.	978	41,369
Valero Energy Corp.	4,564	165,810
Varco International, Inc.*	3,912	76,675
Vectren Corp.	2,771	69,414
Viad Corp.	3,586	80,292
Vishay Intertechnology, Inc.*	6,520	86,064
W.R. Berkley Corp.	2,282	120,261
Wausau-Mosinee Paper Corp.	2,119	23,733
Webster Financial Corp.	1,956	73,937
Werner Enterprises, Inc.	2,608	55,290
Westar Energy, Inc.	2,934	47,619
WGL Holdings, Inc.	1,956	52,225
Wind River Systems, Inc.*	3,260	12,421
Wisconsin Energy Corp.	4,727	137,083
WPS Resources Corp.	1,304	52,421
York International Corp.	1,630	38,142

TOTAL COMMON STOCKS		16,299,797

See accompanying notes to the financial statements.

16

PROFUNDS VP ProFund VP Mid-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Home Loan Bank (0.7%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$122,000	$121,998

TOTAL FEDERAL HOME LOAN BANK		121,998

TOTAL INVESTMENTS (Cost $14,156,296)(a)—100.0%		16,421,795
Net other assets (liabilities)—0.0%		(4,638)

NET ASSETS—100.0%		$16,417,157

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini S&P MidCap 400 Futures Contract expiring September 2003 (Underlying face amount at value $96,000)	2	$(1,488)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$2,349,350
Unrealized depreciation	(83,851)

Net unrealized appreciation/depreciation	$2,265,499

The ProFund VP Mid-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Aerospace/Defense	1.3%
Agriculture	0.3%
Airlines	0.1%
Apparel	0.1%
Auto Parts & Equipment	2.2%
Banks	8.2%
Beverages	1.2%
Biotechnology	1.4%
Building Materials	0.6%
Chemicals	3.6%
Coal	0.7%
Commercial Services	2.0%
Computers	2.0%
Distribution/Wholesale	0.4%
Diversified Financial Services	2.3%
Electric	9.4%
Electronics	1.5%
Engineering & Construction	0.4%
Entertainment	0.2%
Environmental Control	0.9%
Food	2.7%
Forest Products & Paper	1.4%
Gas	1.1%
Hand/Machine Tools	0.3%
Health Care	0.5%
Healthcare—Products	0.5%
Healthcare—Services	1.1%
Home Builders	3.2%
Home Furnishings	0.4%
Insurance	9.6%
Internet	1.6%
Iron/Steel	0.2%
Leisure Time	0.2%
Lodging	1.5%
Machinery—Diversified	0.8%
Media	2.0%
Metal Fabricate/Hardware	0.4%
Miscellaneous Manufacturing	2.8%
Oil & Gas	5.3%
Oil & Gas Services	1.6%
Packaging & Containers	0.5%
Pharmaceuticals	1.5%
Pipelines	1.3%
Real Estate Investment Trust	2.8%
Retail	3.4%
Savings & Loans	2.5%
Semiconductors	3.2%
Software	1.5%
Telecommunications	3.2%
Textiles	1.3%
Transportation	1.9%
Trucking & Leasing	0.2%
Other	0.7%

See accompanying notes to the financial statements.

17

PROFUNDS VP

ProFund VP Mid-Cap Value

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $14,156,296)	$16,421,795
Cash	862
Segregated cash balances with brokers for futures contracts	5,480
Dividends and interest receivable	19,242
Receivable for investments sold	1,398,901
Prepaid expenses	256

Total Assets	17,846,536

Liabilities:
Payable for capital shares redeemed	1,377,955
Variation margin on futures contracts	400
Advisory fees payable	13,205
Management services fees payable	2,641
Administration fees payable	949
Administrative services fees payable	9,964
Distribution fees payable	4,982
Other accrued expenses	19,283

Total Liabilities	1,429,379

Net Assets	$16,417,157

Net Assets consist of:
Capital	$19,688,616
Accumulated net investment income/(loss)	(9,122)
Accumulated net realized gains (losses) on investments and futures contracts	(5,526,348)
Net unrealized appreciation/depreciation on investments and futures contracts	2,264,011

Net Assets	$16,417,157

Shares of Beneficial Interest Outstanding	639,640

Net Asset Value (offering and redemption price per share)	$25.67

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$119,888
Interest	541

Total Investment Income	120,429

Expenses:
Advisory fees	49,847
Management services fees	9,969
Administration fees	3,743
Administrative services fees	33,258
Distribution fees	16,616
Custody fees	18,716
Fund accounting fees	6,709
Transfer agent fees	5,517
Other fees	6,492

Total Gross Expenses before reductions	150,867
Less Expenses reduced by the Advisor	(19,808)

Total Net Expenses	131,059

Net Investment Income/(Loss)	(10,630)

Realized and Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) on investments	(612,239)
Net realized gains (losses) on futures contracts	10,347
Change in net unrealized appreciation (depreciation) on investments and futures contracts	1,322,934

Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	721,042

Change in Net Assets Resulting from Operations	$710,412

See accompanying notes to the financial statements.

18

PROFUNDS VP

ProFund VP Mid-Cap Value

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(10,630)	$(11,600)
Net realized gains (losses) on investments and futures contracts	(601,892)	(4,924,479)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	1,322,934	941,077

Change in net assets resulting from operations	710,412	(3,995,002)

Capital Transactions:
Proceeds from shares issued	87,590,777	186,778,155
Cost of shares redeemed	(84,370,561)	(170,296,624)

Change in net assets resulting from capital transactions	3,220,216	16,481,531

Change in net assets	3,930,628	12,486,529
Net Assets:
Beginning of period	12,486,529	—

End of period	$16,417,157	$12,486,529

Share Transactions:
Issued	3,796,815	7,358,526
Redeemed	(3,694,305)	(6,821,396)

Change in shares	102,510	537,130

(a)	Commencement of operations

See accompanying notes to the financial statements.

19

PROFUNDS VP

ProFund VP Mid-Cap Value

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$23.25		$30.00

Investment Activities:
Net investment income/(loss)	(0.02	)(b)	(0.02	)(b)
Net realized and unrealized gains (losses) on investments and futures contracts	2.44		(6.73)

Total income/(loss) from investment activities	2.42		(6.75)

Net Asset Value, End of Period	$25.67		$23.25

Total Return	10.41	%(c)	(22.50	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$16,417,157		$12,486,529
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	(0.16	)%(d)	(0.14	)%(d)
Ratio of gross expenses to average net assets	2.27	%(d)	2.25	%(d)
Portfolio turnover(e)	660%		1,361%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

20

PROFUNDS VP ProFund VP Mid-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.8%)

	Shares	Value
99 Cents Only Stores*	7,264	$249,300
Abercrombie & Fitch Co.—Class A*	9,988	283,759
Acxiom Corp.*	9,080	137,017
ADTRAN, Inc.*	3,632	186,285
AdvancePCS*	9,080	347,128
Affiliated Computer Services, Inc.—Class A*	13,166	602,080
Ametek, Inc.	3,178	116,474
Applebee’s International, Inc.	5,448	171,231
Apria Healthcare Group, Inc.*	5,448	135,546
Arthur J. Gallagher & Co.	9,080	246,976
Avocent Corp.*	4,540	135,882
Barr Laboratories, Inc.*	6,810	446,055
Beckman Coulter, Inc.	6,356	258,308
Blyth, Inc.	4,540	123,488
Brinker International, Inc.*	9,988	359,767
Brown & Brown, Inc.	6,375	207,188
C.H. Robinson Worldwide, Inc.	8,626	306,741
Cabot Microelectronics Corp.*	2,270	114,567
Career Education Corp.*	4,540	310,626
Carlisle Cos., Inc.	3,178	133,984
Carmax, Inc.*	10,442	314,826
Catalina Marketing Corp.*	5,448	96,157
CDW Corp.*	8,626	395,071
Certegy, Inc.*	6,810	188,978
Charles River Laboratories International, Inc.*	4,540	146,097
Chico’s FAS, Inc.*	8,626	181,577
Choicepoint, Inc.*	8,626	297,770
Church & Dwight, Inc.	4,086	133,735
Cincinnati Bell, Inc.*	22,246	149,048
Claire’s Stores, Inc.	4,994	126,648
Coach, Inc.*	9,080	451,639
Commerce Bancorp, Inc.	6,810	252,651
Cooper Cameron Corp.*	5,448	274,470
Corinthian Colleges, Inc.*	4,540	220,508
Covance, Inc.*	5,902	106,826
Coventry Health Care, Inc.*	5,902	272,436
Cree Research, Inc.*	7,264	118,258
Crompton Corp.	11,350	80,018
CYTYC Corp.*	11,804	124,178
Dean Foods Co.*	13,620	429,029
DENTSPLY International, Inc.	7,718	315,666
DeVry, Inc.*	7,264	169,179
Dial Corp.	9,534	185,436
Diebold, Inc.	7,264	314,168
Dollar Tree Stores, Inc.*	11,350	360,135
Donaldson Co., Inc.	4,540	201,804
DPL, Inc.	12,712	202,630
DQE, Inc.	7,718	116,310
Dreyer’s Grand Ice Cream Holdings, Inc.	3,632	285,185
DST Systems, Inc.*	12,258	465,804
Dun & Bradstreet Corp.*	7,718	317,210
Eaton Vance Corp.	6,810	215,196
Education Management Corp.*	3,632	193,150
Edwards Lifesciences Corp.*	5,902	189,690
Energizer Holdings, Inc.*	8,626	270,856
Entercom Communications Corp.*	4,994	244,756
Equitable Resources, Inc.	6,356	258,943

Common Stocks, continued

	Shares	Value
Expeditors International of Washington, Inc.	10,442	$361,710
Express Scripts, Inc.—Class A*	7,718	527,294
Fair, Isaac & Co., Inc.	4,994	256,941
Fastenal Co.	7,718	261,949
First Health Group Corp.*	9,534	263,138
First Virginia Banks, Inc.	7,264	313,224
FMC Technologies, Inc.*	6,810	143,351
Gartner Group, Inc.—Class B*	8,172	61,290
Gentex Corp.*	7,718	236,248
Gilead Sciences, Inc.*	19,976	1,110,266
Grant Prideco, Inc.*	12,258	144,032
GreenPoint Financial Corp.	9,988	508,789
GTECH Holdings Corp.*	5,902	222,211
Harte-Hanks, Inc.	9,080	172,520
Health Net, Inc.*	11,804	388,943
Henry (Jack) & Associates, Inc.	9,080	161,533
Henry Schein, Inc.*	4,540	237,624
Herman Miller, Inc.	7,264	146,805
Hillenbrand Industries, Inc.	6,356	320,660
Hispanic Broadcasting Corp.—Class A*	10,896	277,303
HON Industries, Inc.	5,902	180,011
Hormel Foods Corp.	14,074	333,554
Hubbell, Inc.—Class B	5,902	195,356
IDEC Pharmaceuticals Corp.*	15,436	524,824
International Speedway Corp.	5,448	215,250
Investors Financial Services Corp.	6,356	184,388
IVAX Corp.*	19,522	348,468
J.B. Hunt Transport Services, Inc.*	4,086	154,247
Jacobs Engineering Group, Inc.*	5,448	229,633
Krispy Kreme Doughnuts, Inc.*	5,902	243,044
Lam Research Corp.*	12,712	231,486
Lancaster Colony Corp.	3,632	140,413
Legato Systems, Inc.*	11,804	99,036
Legg Mason, Inc.	6,356	412,823
Lincare Holdings, Inc.*	10,896	343,333
LTX Corp.*	4,994	43,048
M&T Bank Corp.	11,804	994,132
Macromedia, Inc.*	6,356	133,730
Macrovision Corp.*	4,994	99,480
Manpower, Inc.	7,718	286,260
McDATA Corp.—Class A*	11,350	166,505
Mentor Graphics Corp.*	6,810	98,609
Michaels Stores, Inc.*	6,810	259,189
Micrel, Inc.*	9,080	94,341
Microchip Technology, Inc.	20,430	503,191
Murphy Oil Corp.	9,080	477,607
Mylan Laboratories, Inc.	18,614	647,209
National Instruments Corp.*	4,994	188,673
Neuberger Berman, Inc.	7,264	289,906
New York Community Bancorp	14,528	422,620
Nordson Corp.	3,178	75,795
Olin Corp.	5,902	100,924
Outback Steakhouse, Inc.	7,718	301,002
Overture Services, Inc.*	6,356	115,234
Oxford Health Plans, Inc.*	8,626	362,551
Patterson Dental Co.*	6,810	309,038
Patterson-UTI Energy, Inc.*	8,172	264,773
Petsmart, Inc.*	14,074	234,614
Pharmaceutical Resources, Inc.*	3,178	154,641

See accompanying notes to the financial statements.

21

PROFUNDS VP ProFund VP Mid-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Philadelphia Suburban Corp.	6,810	$166,028
Pier 1 Imports, Inc.	9,534	194,494
Plantronics, Inc.*	4,540	98,382
Reader’s Digest Association, Inc.	9,988	134,638
Retek, Inc.*	5,448	34,867
Reynolds & Reynolds Co.	6,810	194,494
Rollins, Inc.	4,539	85,560
Roslyn Bancorp, Inc.	8,172	175,616
Ross Stores, Inc.	7,718	329,867
RSA Security, Inc.*	5,902	63,447
Ruby Tuesday, Inc.	6,356	157,184
Sandisk Corp.*	6,810	274,784
SEI Investments Co.	10,896	348,672
Semtech Corp.*	7,264	103,439
Sepracor, Inc.*	8,626	155,527
SICOR, Inc.*	11,804	240,093
Silicon Laboratories, Inc.*	4,994	133,040
Smith International, Inc.*	10,442	383,639
Sonoco Products Co.	9,534	229,007
Sotheby’s Holdings, Inc.—Class A*	6,356	47,289
Stericycle, Inc.	4,086	157,229
STERIS Corp.*	6,810	157,243
Storage Technology Corp.*	10,896	280,463
Synopsys, Inc.*	7,718	477,358
TCF Financial Corp.	7,264	289,398
The Cheesecake Factory, Inc.*	4,994	179,235
Timberland Co.—Class A*	3,632	191,988
Tootsie Roll Industries, Inc.	5,448	166,110
Transaction Systems Architects, Inc.*	3,632	32,543
United Dominion Realty Trust, Inc.	10,896	187,629
Universal Health Services, Inc.—Class B*	5,902	233,837
Valassis Communications, Inc.*	5,448	140,123
Valspar Corp.	4,994	210,846
Varian Medical Systems, Inc.*	6,810	392,052
Varian, Inc.*	3,632	125,921
Vertex Pharmaceuticals, Inc.*	7,718	112,683
VISX, Inc.*	4,994	86,646
Waddell & Reed Financial, Inc.	8,172	209,775
Washington Post Co.—Class B	908	665,474
Weatherford International, Ltd.*	13,166	551,655
Westamerica Bancorporation	3,178	136,908
Western Gas Resources, Inc.	3,178	125,849
Westwood One, Inc.*	10,442	354,297
Whole Foods Market, Inc.*	5,902	280,522
Williams-Sonoma, Inc.*	11,804	344,677
Wilmington Trust Corp.	6,810	199,874
XTO Energy, Inc.	18,160	365,198

TOTAL COMMON STOCKS		40,318,809

TOTAL INVESTMENTS (Cost $35,632,099)(a)—99.8%		40,318,809
Net other assets (liabilities)—0.2%		78,642

NET ASSETS—100.0%		$40,397,451

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini S&P MidCap 400 Futures Contract expiring September 2003 (Underlying face amount at value $96,000)	2	$(1,488)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$4,918,958
Unrealized depreciation	(232,248)

Net unrealized appreciation/depreciation	$4,686,710

The ProFund VP Mid-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.7%
Apparel	1.6%
Banks	5.9%
Biotechnology	1.7%
Chemicals	1.3%
Commercial Services	4.4%
Communication Services	0.7%
Computers	7.5%
Distribution/Wholesale	1.6%
Diversified Financial Services	2.8%
Electric	0.8%
Electronic Components & Equipment	1.4%
Electronics	0.9%
Engineering & Construction	0.6%
Entertainment	1.3%
Environmental Control	0.4%
Food	3.7%
Healthcare—Products	5.9%
Healthcare—Services	4.6%
Household Products/Wares	1.1%
Insurance	1.1%
Internet	1.1%
Machinery—Diversified	0.2%
Media	4.1%
Miscellaneous Manufacturing	1.2%
Office Furnishings	0.8%
Oil & Gas	2.7%
Oil & Gas Services	3.7%
Packaging & Containers	0.6%
Pharmaceuticals	10.1%
Pipelines	1.0%
Real Estate Investment Trust	0.5%
Retail	10.6%
Savings & Loan	2.7%
Semiconductors	3.0%
Software	4.0%
Telecommunications	1.1%
Transportation	2.0%
Water	0.4%
Other	0.2%

See accompanying notes to the financial statements.

22

PROFUNDS VP

ProFund VP Mid-Cap Growth

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $35,632,099)	$40,318,809
Segregated cash balances with brokers for futures contracts	5,480
Dividends and interest receivable	9,981
Receivable for capital shares issued	1,774,363
Prepaid expenses	372

Total Assets	42,109,005

Liabilities:
Cash overdraft	42,021
Payable for investments purchased	1,599,707
Variation margin on futures contracts	400
Advisory fees payable	19,656
Management services fees payable	3,931
Administration fees payable	1,362
Administrative services fees payable	14,284
Distribution fees payable	7,142
Other accrued expenses	23,051

Total Liabilities	1,711,554

Net Assets	$40,397,451

Net Assets consist of:
Capital	$39,789,286
Accumulated net investment income/(loss)	(134,070)
Accumulated net realized gains (losses) on investments and futures contracts	(3,942,987)
Net unrealized appreciation/depreciation on investments and futures contracts	4,685,222

Net Assets	$40,397,451

Shares of Beneficial Interest Outstanding	1,558,225

Net Asset Value (offering and redemption price per share)	$25.93

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$65,457
Interest	701

Total Investment Income	66,158

Expenses:
Advisory fees	76,049
Management services fees	15,210
Administration fees	7,213
Administrative services fees	50,740
Distribution fees	25,350
Custody fees	14,863
Fund accounting fees	10,033
Transfer agent fees	8,344
Other fees	9,579

Total Gross Expenses before reductions	217,381
Less Expenses reduced by the Advisor	(17,153)

Total Net Expenses	200,228

Net Investment Income/(Loss)	(134,070)

Realized and Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) on investments	(948,874)
Net realized gains (losses) on futures contracts	10,347
Change in net unrealized appreciation (depreciation) on investments and futures contracts	3,558,765

Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	2,620,238

Change in Net Assets Resulting from Operations	$2,486,168

See accompanying notes to the financial statements.

23

PROFUNDS VP

ProFund VP Mid-Cap Growth

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$(134,070)	$(90,645)
Net realized gains (losses) on investments and futures contracts	(938,527)	(2,914,950)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	3,558,765	1,126,457

Change in net assets resulting from operations	2,486,168	(1,879,138)

Capital Transactions:
Proceeds from shares issued	107,679,629	181,629,538
Cost of shares redeemed	(84,832,484)	(164,686,262)

Change in net assets resulting from capital transactions	22,847,145	16,943,276

Change in net assets	25,333,313	15,064,138
Net Assets:
Beginning of period	15,064,138	—

End of period	$40,397,451	$15,064,138

Share Transactions:
Issued	4,600,405	7,556,651
Redeemed	(3,687,085)	(6,911,746)

Change in shares	913,320	644,905

(a)	Commencement of operations

See accompanying notes to the financial statements.

24

PROFUNDS VP

ProFund VP Mid-Cap Growth

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$23.36		$30.00

Investment Activities:
Net investment income/(loss)	(0.16	)(b)	(0.21	)(b)
Net realized and unrealized gains (losses) on investments and futures contracts	2.73		(6.43)

Total income/(loss) from investment activities	2.57		(6.64)

Net Asset Value, End of Period	$25.93		$23.36

Total Return	11.00	%(c)	(22.13	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$40,397,451		$15,064,138
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	(1.32	)%(d)	(1.32	)%(d)
Ratio of gross expenses to average net assets	2.14	%(d)	2.22	%(d)
Portfolio turnover(e)	404%		1,594%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

25

PROFUNDS VP ProFund VP Small-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.6%)

	Shares	Value
4Kids Entertainment, Inc.*	2,303	$42,836
A.M. Castle & Co.*	2,961	19,395
A.T. Cross Co.—Class A*	2,632	15,634
AAR Corp.	5,922	41,809
Aaron Rents, Inc.	3,948	101,857
ABM Industries, Inc.	8,883	136,798
Action Performance Cos., Inc.	3,290	62,510
Acuity Brands, Inc.	7,567	137,492
Adaptec, Inc.*	19,411	151,018
Advanced Marketing Services, Inc.	3,619	47,047
Aeroflex, Inc.*	10,857	84,033
Albany International Corp.—Class A	5,922	162,263
Allen Telecom, Inc.*	5,593	92,396
Alliance Semiconductor Corp.*	6,580	31,847
Alpharma, Inc.	9,212	198,980
American Management Systems, Inc.*	7,567	108,057
American States Water Co.	2,632	71,854
Analogic Corp.	2,303	112,293
Anchor BanCorp Wisconsin, Inc.	4,277	102,178
Angelica Corp.	1,645	27,883
Anixter International, Inc.*	6,909	161,877
AnnTaylor Stores Corp.*	8,225	238,113
Apogee Enterprises, Inc.	4,935	44,514
Applica, Inc.*	4,277	36,355
Applied Industrial Technologies, Inc.	3,290	69,419
AptarGroup, Inc.	6,580	236,880
Arch Chemicals, Inc.	3,948	75,407
Arkansas Best Corp.	4,606	109,577
Armor Holdings, Inc.*	4,935	66,129
ArQule, Inc.*	4,277	17,963
Artesyn Technologies, Inc.*	6,909	38,759
Ashworth, Inc.*	2,303	16,328
Astec Industries, Inc.*	3,619	31,558
AstroPower, Inc.*	3,948	12,989
Atlantic Coast Airlines Holdings, Inc.*	8,225	110,955
Atmos Energy Corp.	8,883	220,299
Atwood Oceanics, Inc.*	2,632	71,459
Audiovox Corp.—Class A*	4,277	47,860
Avista Corp.	8,554	121,039
Axcelis Technologies, Inc.*	17,766	108,728
Aztar Corp.*	6,580	106,003
Bally Total Fitness Holding Corp.*	5,922	53,476
BankUnited Financial Corp.—Class A*	5,264	106,070
Barnes Group, Inc.	3,948	85,908
Bassett Furniture Industries, Inc.	1,974	26,215
Bel Fuse, Inc.—Class B	1,974	45,205
Belden, Inc.	4,606	73,190
Bell Microproducts, Inc.*	3,619	15,453
Benchmark Electronics, Inc.*	4,277	131,560
Black Box Corp.	3,619	131,008
Bowne & Co., Inc.	5,922	77,164
Briggs & Stratton Corp.	3,948	199,373
Brooks Automation, Inc.*	6,580	74,617
Brooktrout, Inc.—Class B*	2,303	17,876
Brown Shoe Co., Inc.	3,290	98,042
Brush Wellman, Inc.*	2,961	24,724
Buckeye Technologies, Inc.*	6,580	44,744
Building Materials Holding Corp.	2,303	34,107
Burlington Coat Factory Warehouse Corp.	8,225	147,228
Butler Manufacturing Co.	987	16,315

Common Stocks, continued

	Shares	Value
C&D Technologies, Inc.	4,606	$66,142
C-COR.net Corp.*	6,580	32,242
Cable Design Technologies Corp. *	8,225	58,809
Cambrex Corp.	4,606	106,031
Captaris, Inc.*	5,593	19,128
Caraustar Industries, Inc.*	4,935	39,529
Cascade Natural Gas Corp.	1,974	37,703
Casey’s General Stores, Inc.	8,883	125,606
Cash America International, Inc.	4,277	56,542
Catapult Communications Corp.*	2,303	24,458
Cato Corp.—Class A	4,606	97,094
CDI Corp.*	3,619	93,949
Central Parking Corp.	6,580	81,329
Central Vermont Public Service Corp.	1,974	38,592
Century Aluminum Co.	3,619	25,442
Cerner Corp.*	6,580	151,011
CH Energy Group, Inc.	2,961	133,245
Checkpoint Systems, Inc.*	5,922	83,796
Chesapeake Corp.	2,632	57,509
Chittenden Corp.	6,580	179,963
Ciber, Inc.*	11,844	83,145
Cima Labs, Inc.*	2,632	70,774
Cimarex Energy Co.*	7,238	171,903
CLECO Corp.	8,554	148,155
Cleveland-Cliffs, Inc.*	1,974	35,236
Coachmen Industries, Inc.	2,961	35,384
Coherent, Inc.*	5,264	125,967
Colonial Properties Trust	4,606	162,085
Commercial Federal Corp.	8,225	174,370
Commercial Metals Co.	5,264	93,647
Commonwealth Industries, Inc.	2,961	13,976
Concerto Software, Inc.*	1,974	18,141
Concord Camera Corp.*	4,935	34,989
CONMED Corp.*	5,264	96,121
Consolidated Graphics, Inc.*	2,303	52,693
Corn Products International, Inc.	6,580	197,598
CTS Corp.	6,251	65,323
Curative Health Services, Inc.*	2,303	39,151
Curtiss-Wright Corp.	1,974	124,758
Datascope Corp.	2,632	77,723
Delphi Financial Group, Inc.—Class A	3,619	169,369
Deltic Timber Corp.	2,303	65,521
Department 56, Inc.*	2,303	35,305
Digi International, Inc.*	3,948	22,701
DIMON, Inc.	8,225	58,891
Downey Financial Corp.	4,935	203,816
Dress Barn, Inc.*	5,264	66,695
Drill-Quip, Inc.*	3,290	59,878
DRS Technologies, Inc.*	3,948	110,228
Duane Reade, Inc.*	4,277	63,086
DuPont Photomasks, Inc.*	3,290	61,951
EDO Corp.	3,619	64,056
eFunds Corp.*	8,554	98,628
El Paso Electric Co.*	8,883	109,527
Electro Scientific Industries, Inc.*	4,935	74,815
EMCOR Group, Inc.*	2,632	129,915
Energen Corp.	6,251	208,158
Enesco Group, Inc.*	2,632	19,477
ESS Technology, Inc.*	7,238	70,571
Esterline Technologies Corp.*	3,619	63,007

See accompanying notes to the financial statements.

26

PROFUNDS VP ProFund VP Small-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Exar Corp.*	7,238	$114,578
Fedders Corp.	5,264	16,160
FEI Co.*	5,922	111,097
Financial Federal Corp.*	3,290	80,276
First Republic Bank*	2,632	70,011
FirstFed Financial Corp.*	2,961	104,494
Fleetwood Enterprises, Inc.*	6,580	48,692
Flowers Foods, Inc.	8,400	165,975
Footstar, Inc.*	3,619	47,047
Fremont General Corp.	13,489	184,799
Frontier Airlines, Inc.*	5,264	47,797
Fuller (H. B.) Co.	5,264	115,912
G & K Services, Inc.	3,619	107,122
Gables Residential Trust	4,277	129,294
Gardner Denver, Inc.*	2,961	60,582
GenCorp, Inc.	7,896	70,195
General Communication, Inc.—Class A*	10,199	88,323
Genesco, Inc.*	3,948	69,880
Gerber Scientific, Inc.*	3,948	26,294
Glenborough Realty Trust, Inc.	4,935	94,505
Global Imaging Systems, Inc.*	3,948	91,436
Goody’s Family Clothing, Inc.*	5,922	51,225
Great Atlantic & Pacific Tea Co.*	6,909	60,799
Green Mountain Power Corp.	987	19,740
Griffon Corp.*	5,922	94,752
Group 1 Automotive, Inc.*	3,948	127,955
Haemonetics Corp.*	4,277	79,980
Haggar Corp.	1,316	16,450
Hain Celestial Group, Inc.*	6,251	99,953
Haverty Furniture Cos., Inc.	3,948	69,090
Heidrick & Struggles International, Inc.*	3,290	41,520
Hologic, Inc.*	3,619	47,698
Hooper Holmes, Inc.	11,515	74,157
Huffy Corp.*	2,632	18,424
Hughes Supply, Inc.	4,277	148,412
Hutchinson Technology, Inc.*	4,606	151,490
IHOP Corp.	3,948	124,638
Imagistics International, Inc.*	3,290	84,882
IMCO Recycling, Inc.*	2,632	17,476
IMPATH, Inc.*	2,961	41,869
Information Holdings, Inc.*	3,948	72,051
Input/Output, Inc.*	9,212	49,561
Insight Enterprises, Inc.*	8,225	82,744
Insituform Technologies, Inc.—Class A*	4,935	87,251
Insurance Auto Auctions, Inc.*	1,974	24,793
Interface, Inc.	9,212	42,744
Intermagnetics General Corp.*	2,961	58,746
Intermet Corp.	4,606	15,522
International Multifoods Corp.*	3,619	82,911
Invacare Corp.	5,264	173,712
Invision Technologies, Inc.*	2,961	73,581
Ionics, Inc.*	3,290	73,598
Irwin Financial Corp.	4,935	127,817
J & J Snack Foods Corp.*	1,645	52,031
Jack in the Box, Inc.*	6,580	146,734
JAKKS Pacific, Inc.*	4,277	56,841
JDA Software Group, Inc.*	5,264	58,904
Jefferies Group, Inc.	4,935	245,714
JLG Industries, Inc.	7,896	53,693
Jo-Ann Stores, Inc.—Class A*	3,619	91,561

Common Stocks, continued

	Shares	Value
K2, Inc.*	4,935	$60,454
Kaman Corp.—Class A	3,948	46,152
Kansas City Southern Industries, Inc.*	11,186	134,568
Kellwood Co.	4,606	145,689
Kilroy Realty Corp.	4,935	135,713
Kirby Corp.*	4,277	120,611
Kroll, Inc.*	6,909	186,957
Laclede Group, Inc.	3,290	88,172
Lance, Inc.	5,264	48,060
LandAmerica Financial Group, Inc.	3,290	156,275
Landry’s Restaurants, Inc.	4,935	116,466
Lawson Products, Inc.	1,645	45,302
Lennox International, Inc.	10,528	135,495
Linens ‘n Things, Inc.*	7,896	186,425
Lone Star Steakhouse & Saloon, Inc.	3,948	85,948
Lydall, Inc.*	2,961	31,683
M.D.C. Holdings, Inc.	5,264	254,146
MAF Bancorp, Inc.	4,277	158,548
MagneTek, Inc.*	4,277	10,864
Manitowoc Co.	4,935	110,051
MapInfo Corp.*	2,632	18,766
Marcus Corp.	5,264	78,697
Massey Energy Co.	13,818	181,707
Material Sciences Corp.*	2,632	25,530
Maximus, Inc.*	3,948	109,082
Meade Instruments Corp.*	3,619	11,581
Mesa Air Group, Inc.*	5,593	44,744
Methode Electronics, Inc.—Class A	6,580	70,735
Metro One Telecommunications, Inc.*	4,606	23,767
Midas, Inc.*	2,632	31,900
Midway Games, Inc.*	8,554	31,051
Milacron, Inc.	6,251	30,567
Mobile Mini, Inc.*	2,632	42,981
Monaco Coach Corp.*	5,264	80,697
MRO Software, Inc.*	4,277	36,911
Mueller Industries, Inc.*	6,251	169,465
Myers Industries, Inc.	5,593	53,134
Nasch-Finch Co.	2,303	38,345
National Presto Industries, Inc.	1,316	41,585
Nature’s Sunshine Products, Inc.	2,632	21,082
Nautica Enterprises, Inc.*	6,251	80,200
Nautilus Goup, Inc.	5,922	73,433
NCO Group, Inc.*	4,606	82,493
Nelson (Thomas), Inc.*	2,632	32,900
Network Equipment Technologies, Inc.*	3,948	33,242
Newfield Exploration Co.*	9,870	370,618
Northwest Natural Gas Co.	4,606	125,514
Nuevo Energy Co.*	3,619	63,152
NUI Corp.	2,961	45,955
NYFIX, Inc.*	5,593	35,516
O’Charley’s, Inc.*	3,619	77,917
Offshore Logistics, Inc.*	3,948	85,869
OM Group, Inc.	5,264	77,539
Omnova Solutions, Inc.*	7,238	29,242
On Assignment, Inc.*	4,935	19,740
Orthodontic Centers of America, Inc.*	9,212	73,788
Oxford Industries, Inc.	1,316	54,640
PAREXEL International Corp.*	4,606	64,254
Park Electrochemical Corp.	3,619	72,199
Paxar Corp.*	7,238	79,618

See accompanying notes to the financial statements.

27

PROFUNDS VP ProFund VP Small-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Pediatrix Medical Group, Inc.*	4,277	$152,475
Pegasus Systems, Inc.*	4,606	74,848
Penford Corp.	1,645	18,375
Pep Boys-Manny, Moe & Jack	9,212	124,454
Pericom Semiconductor Corp.*	4,606	42,836
Philadelphia Consolidated Holding Corp.*	3,948	159,499
Phillips-Van Heusen Corp.	5,593	76,233
Phoenix Technologies, Ltd.*	4,606	26,024
Photronics, Inc.*	5,922	103,339
Pinnacle Entertainment, Inc.*	4,606	31,321
Pioneer Standard Electronics, Inc.	5,922	50,219
PolyOne Corp.	16,779	74,667
Pope & Talbot, Inc.	2,961	32,719
Presidential Life Corp.	5,264	74,275
PRG-Schultz International, Inc.*	11,515	67,939
Prime Hospitality Corp.*	8,225	55,190
Provident Bankshares Corp.	4,606	117,038
Province Healthcare Co.*	8,883	98,335
QRS Corp.*	2,961	15,693
Quanex Corp.	2,961	88,001
Radiant Systems, Inc.*	4,935	33,262
RadiSys Corp.*	3,290	43,428
Ralcorp Holdings, Inc.*	5,264	131,390
RARE Hospitality International, Inc.*	3,948	129,021
Raymond James Financial Corp.	8,883	293,583
Regal-Beloit Corp.	4,606	87,975
RehabCare Group, Inc.*	2,961	43,379
Reliance Steel & Aluminum Co.	5,922	122,585
Riggs National Corp.	5,264	80,118
RLI Corp.	4,606	151,537
Roadway Corp.	3,619	103,250
Robbins & Myers, Inc.	2,632	48,692
Rock-Tenn Co.	6,251	105,955
Roto-Rooter, Inc.	1,645	62,823
Roxio, Inc.*	4,277	28,613
RTI International Metals, Inc.*	3,619	39,194
Rudolph Technologies, Inc.*	2,961	47,258
Russ Berrie & Co., Inc.	3,619	132,129
Russell Corp.	5,922	112,518
Ryan’s Family Steak Houses, Inc.*	7,896	110,544
Ryerson Tull, Inc.	4,606	40,441
Salton, Inc.*	1,974	17,805
Savient Pharmaceuticals, Inc.*	10,528	48,850
SBS Technologies, Inc.*	2,632	25,875
School Specialty, Inc.*	3,290	93,633
Schulman (A.), Inc.	5,264	84,540
Schweitzer-Mauduit International, Inc.	2,632	63,536
SCM Microsystems, Inc.*	2,961	16,167
SCPIE Holdings, Inc.	1,645	12,634
Seacoast Financial Services Corp.	4,935	97,713
SEACOR SMIT, Inc.*	3,619	132,057
Selective Insurance Group, Inc.	4,935	123,622
Shaw Group, Inc.*	6,909	83,253
Shopko Stores, Inc.*	5,264	68,432
Skyline Corp.	1,645	49,350
SkyWest, Inc.	10,528	200,664
Skyworks Solutions, Inc.*	25,004	169,276
Smith (A.O.) Corp.	5,264	148,182
Sola International, Inc.*	4,606	80,144
Sourcecorp*	2,961	63,958

Common Stocks, continued

	Shares	Value
South Financial Group, Inc.	8,554	$199,565
Southern Union Co.*	11,844	200,637
Southwest Gas Corp.	5,922	125,428
Southwestern Energy Co.*	6,251	93,828
Spherion Corp.*	10,528	73,170
Spinnaker Exploration Co.*	5,922	155,156
SPS Technologies, Inc.	2,303	62,273
SPSS, Inc.*	2,961	49,567
Standard Microsystems Corp.*	2,961	44,918
Standard Motor Products, Inc.	2,303	25,563
Standard Pacific Corp.	5,922	196,374
Standard Register Co.	5,264	86,751
Standex International Corp.	2,303	48,363
Staten Island Bancorp, Inc.	10,857	211,493
Steel Dynamics, Inc.*	8,554	117,190
Steel Technologies, Inc.	1,645	16,631
Stein Mart, Inc.*	7,567	45,326
Stewart & Stevenson Services, Inc.	5,264	82,908
Stewart Information Services Corp.*	3,290	91,627
Stone Energy Corp.*	4,935	206,874
Stride Rite Corp.	7,238	72,090
Sturm, Ruger & Co., Inc.	4,935	49,350
Sunrise Assisted Living, Inc.*	3,948	88,356
Susquehanna Bancshares, Inc.	7,238	169,007
Swift Energy Co.*	4,935	54,285
SWS Group, Inc.	2,961	59,664
Symmetricom, Inc.*	7,567	33,295
Systems & Computer Technology Corp.*	6,251	56,259
TALX Corp.	2,632	59,457
TBC Corp.*	3,948	75,209
Technitrol, Inc.*	7,238	108,932
Texas Industries, Inc.	3,948	93,962
The Children’s Place Retail Stores, Inc.*	4,935	98,009
The Men’s Wearhouse, Inc.*	7,238	158,150
Theragenics Corp.*	5,264	22,635
Thomas Industries, Inc.	2,961	80,095
THQ, Inc.*	7,238	130,284
Three-Five Systems, Inc.*	3,948	27,241
Timken Co.	15,463	270,756
Tollgrade Communications, Inc.*	2,303	42,951
Tom Brown, Inc.*	7,238	201,144
Tower Automotive, Inc.*	10,199	37,328
Tredegar Corp.	6,909	103,566
Triarc Companies., Inc.*	3,619	108,534
Triumph Group, Inc.*	2,961	83,411
UICI*	8,883	133,867
UIL Holdings Corp.	2,632	106,728
Ultimate Electronics, Inc.*	2,632	33,742
Unisource Energy Corp.	6,251	117,519
United Stationers, Inc.*	5,922	214,200
Universal Forest Products, Inc.	3,290	68,893
URS Corp.*	5,922	115,242
US Oncology, Inc.*	16,121	119,134
USF Corp.	4,935	133,097
Valmont Industries, Inc.	4,277	83,230
Veeco Instruments, Inc.*	5,264	89,646
Veritas DGC, Inc.*	5,922	68,103
ViaSat, Inc.*	4,606	66,050
Viasys Healthcare, Inc.*	5,264	108,965
Vicor Corp.*	7,567	72,643

See accompanying notes to the financial statements.

28

PROFUNDS VP ProFund VP Small-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Vintage Petroleum, Inc.	11,515	$129,889
Vital Signs, Inc.	2,303	59,786
Volt Information Sciences, Inc.*	2,632	35,927
Washington Federal, Inc.	12,502	289,170
Watsco, Inc.	4,606	76,275
Watts Industries, Inc.—Class A	4,935	88,090
Waypoint Financial Corp.	5,922	106,833
Wellman, Inc.	5,922	66,326
Wet Seal, Inc.—Class A*	5,264	56,220
Whitney Holding Corp.	7,238	231,399
WMS Industries, Inc.*	5,593	87,194
Wolverine Tube, Inc.*	2,303	13,173
Wolverine World Wide, Inc.	7,238	139,404
Woodward Governor Co.	1,974	84,882
Zale Corp.*	5,922	236,879
Zenith National Insurance Corp.	3,290	93,765

TOTAL COMMON STOCKS		32,795,492

Federal Home Loan Bank (0.1%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$29,000	29,000

TOTAL FEDERAL HOME LOAN BANK		29,000

TOTAL INVESTMENTS (Cost $30,066,469)(a)—99.7%		32,824,492
Net other assets (liabilities)—0.3%		101,935

NET ASSETS—100.0%		$32,926,427

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini Russell 2000 Futures Contract expiring September 2003 (Underlying face amount at value $89,680)	2	$(1,608

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$3,052,989
Unrealized depreciation	(294,966)

Net unrealized appreciation/depreciation	$2,758,023

The ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Aerospace/Defense	1.7%
Agricultural Production—Crops	0.2%
Airlines	1.2%
Apparel	2.2%
Auto Parts & Equipment	0.6%
Banks	4.8%
Biotechnology	0.4%
Building Materials	1.1%
Chemicals	1.6%
Coal	0.6%
Commercial Services	4.1%
Computers	1.6%
Distribution/Wholesale	1.6%
Diversified Financial Services	2.1%
Electric	2.4%
Electrical Components & Equipment	1.0%
Electronics	4.3%
Engineering & Construction	1.0%
Entertainment	0.1%
Environmental Control	0.3%
Food	2.7%
Forest Products & Paper	1.1%
Gas	2.9%
Hand/Machine Tools	0.4%
Healthcare—Products	2.6%
Healthcare—Services	2.2%
Home Builders	2.0%
Home Furnishings	0.3%
Household Products/Wares	0.7%
Housewares	0.2%
Insurance	3.5%
Iron/Steel	1.1%
Leisure Time	1.1%
Lodging	0.7%
Machinery & Equipment	0.3%
Machinery—Diversified	2.5%
Manufacturing	3.3%
Media	0.4%
Medical—Biomedical/Genetic	0.1%
Metal Fabricate/Hardware	2.6%
Mining	0.3%
Office/Business Equipment	0.7%
Oil & Gas	5.1%
Oil & Gas Services	0.8%
Packaging & Containers	0.2%
Pharmaceuticals	1.0%
Real Estate Investment Trust	1.6%
Retail	10.2%
Savings & Loans	4.2%
Semiconductors	3.0%
Software	2.4%
Storage/Warehousing	0.1%
Telecommunications	3.2%
Textiles	0.4%
Toys/Games/Hobbies	0.5%
Transportation	2.1%
Water	0.2%
Other	0.4%

See accompanying notes to the financial statements.

29

PROFUNDS VP

ProFund VP Small-Cap Value

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $30,066,469)	$32,824,492
Cash	576
Segregated cash balances with brokers for futures contracts	5,730
Dividends and interest receivable	21,441
Receivable for investments sold	1,991,882
Prepaid expenses	222

Total Assets	34,844,343

Liabilities:
Payable for capital shares redeemed	1,854,197
Variation margin on futures contracts	20
Advisory fees payable	13,669
Management services fees payable	2,734
Administration fees payable	1,140
Administrative services fees payable	11,964
Distribution fees payable	5,982
Other accrued expenses	28,210

Total Liabilities	1,917,916

Net Assets	$32,926,427

Net Assets consist of:
Capital	$34,382,805
Accumulated net investment income/(loss)	(58,235)
Accumulated net realized gains (losses) on investments and futures contracts	(4,154,558)
Net unrealized appreciation/depreciation on investments and futures contracts	2,756,415

Net Assets	$32,926,427

Shares of Beneficial Interest Outstanding	1,391,909

Net Asset Value (offering and redemption price per share)	$23.66

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$91,395
Interest	467

Total Investment Income	91,862

Expenses:
Advisory fees	57,662
Management services fees	11,532
Administration fees	5,971
Administrative services fees	38,479
Distribution fees	19,221
Custody fees	28,893
Fund accounting fees	8,704
Transfer agent fees	6,717
Other fees	8,247

Total Gross Expenses before reductions	185,426
Less Expenses reduced by the Advisor	(33,601)

Total Net Expenses	151,825

Net Investment Income/(Loss)	(59,963)

Realized and Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) on investments	375,209
Net realized gains (losses) on futures contracts	12,927
Change in net unrealized appreciation (depreciation) on investments and futures contracts	1,849,984

Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	2,238,120

Change in Net Assets Resulting from Operations	$2,178,157

See accompanying notes to the financial statements.

30

PROFUNDS VP

ProFund VP Small-Cap Value

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002

From Investment Activities:
Operations:
Net investment income/(loss)	$(59,963)	$(45,693)
Net realized gains (losses) on investments and futures contracts	388,136	(4,543,063)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	1,849,984	906,431

Change in net assets resulting from operations	2,178,157	(3,682,325)

Capital Transactions:
Proceeds from shares issued	147,665,763	172,701,131
Cost of shares redeemed	(146,082,927)	(139,853,372)

Change in net assets resulting from capital transactions	1,582,836	32,847,759

Change in net assets	3,760,993	29,165,434
Net Assets:
Beginning of period	29,165,434	—

End of period	$32,926,427	$29,165,434

Share Transactions:
Issued	6,833,627	7,334,952
Redeemed	(6,797,405)	(5,979,265)

Change in shares	36,222	1,355,687

(a)	Commencement of operations

See accompanying notes to the financial statements.

31

PROFUNDS VP

ProFund VP Small-Cap Value

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$21.51		$30.00

Investment Activities:
Net investment income/(loss)	(0.08	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments and futures contracts	2.23		(8.40)

Total income/(loss) from investment activities	2.15		(8.49)

Net Asset Value, End of Period	$23.66		$21.51

Total Return	10.00	%(c)	(28.30	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$32,926,427		$29,165,434
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	(0.78	)%(d)	(0.61	)%(d)
Ratio of gross expenses to average net assets	2.41	%(d)	2.45	%(d)
Portfolio turnover(e)	927%		1,253%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

32

PROFUNDS VP ProFund VP Small-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.9%)

	Shares	Value
Accredo Health, Inc.*	14,652	$319,414
Actel Corp.*	7,326	150,183
Administaff, Inc.*	8,658	89,177
Advanced Energy Industries, Inc.*	9,990	142,358
Advanced Medical Optics, Inc.*	8,658	147,619
ADVO, Inc.*	5,994	266,134
AFC Enterprises, Inc.*	8,658	140,606
Alliant Techsystems, Inc.*	11,988	622,297
American Healthways, Inc.*	4,662	168,391
American Italian Pasta Co.*	5,328	221,911
American Medical Systems Holdings, Inc.*	9,990	168,531
AMERIGROUP Corp.*	6,660	247,752
AmSurg Corp.*	6,660	203,130
ANSYS, Inc.*	4,662	144,988
Arbitron, Inc.*	9,324	332,867
Arctic Cat, Inc.	6,660	127,606
Argosy Gaming Co.*	9,324	194,965
ArthroCare Corp.*	6,660	111,622
ATMI, Inc.*	9,324	232,820
Avid Technology, Inc.*	8,658	303,636
Baldor Electric Co.	10,656	219,514
BARRA, Inc.*	5,994	213,986
BEI Technologies, Inc.	4,662	55,944
Biosite Diagnostics, Inc.*	4,662	224,242
Boston Communications Group, Inc.*	5,328	91,269
Boston Private Financial Holdings, Inc.	7,326	154,432
Brady Corp.—Class A	7,326	244,322
Cabot Oil & Gas Corp.	9,990	275,824
CACI International, Inc.—Class A*	8,658	296,969
Cal Dive International, Inc.*	11,322	246,819
Capital Automotive Real Estate Investment Trust	9,324	260,979
CARBO Ceramics, Inc.	4,662	173,660
Carreker Corp.*	7,326	33,553
CEC Entertainment, Inc.*	8,658	319,740
Centene Corp.*	3,330	129,537
Cephalon, Inc.*	17,316	712,727
Champion Enterprises, Inc.*	17,316	89,697
Christopher & Banks Corp.*	7,992	295,624
Clarcor, Inc.	7,992	308,092
Coca-Cola Bottling Co.	2,664	145,454
Cognex Corp.*	13,320	297,702
Cohu, Inc.	6,660	103,896
Coinstar, Inc.*	6,660	125,608
Community First Bankshares, Inc.	11,988	327,272
Concord Communications, Inc.*	5,328	73,153
Cooper Cos., Inc.	9,324	324,195
Cost Plus, Inc.*	6,660	237,496
CPI Corp.	2,664	47,020
Cryolife, Inc.*	5,994	62,038
Cubic Corp.	7,992	177,582
Cullen/Frost Bankers, Inc.	15,984	513,085
Cuno, Inc.*	5,328	192,447
Cymer, Inc.*	10,656	341,098
Delta & Pine Land Co.	11,988	263,496
Dendrite International, Inc.*	12,654	162,984
Diagnostic Products Corp.	8,658	355,411
Dime Community Bancshares, Inc.	7,992	203,396
Dionex Corp.*	6,660	264,735
DSP Group, Inc.*	8,658	186,407

Common Stocks, continued

	Shares	Value
East-West Bancorp, Inc.	7,326	$264,762
ElkCorp	5,994	134,865
Engineered Support Systems, Inc.	4,662	195,105
Enzo Biochem, Inc.*	9,071	195,203
Essex Property Trust, Inc.	6,660	381,285
Ethan Allen Interiors, Inc.	11,988	421,498
Evergreen Resources, Inc.*	5,994	325,535
FactSet Research Systems, Inc.	10,656	469,397
Filenet Corp.*	11,322	204,249
First BanCorp.	12,654	347,352
First Midwest Bancorp, Inc.	14,652	422,124
Flagstar Bancorp, Inc.	17,982	439,660
FLIR Systems, Inc.*	10,656	321,277
Florida Rock Industries, Inc.	8,658	357,402
Forward Air Corp.*	6,660	168,964
Fossil, Inc.*	14,652	345,201
Fred’s, Inc.	7,992	297,143
Frontier Oil Corp.	7,992	121,478
GBC Bancorp	3,330	127,872
Georgia Gulf Corp.	9,990	197,802
Global Payments, Inc.	11,322	401,930
Graco, Inc.	13,986	447,552
Gymboree Corp.*	9,324	156,457
Hancock Fabrics, Inc.	5,994	96,803
Harland (John H.) Co.	8,658	226,493
Harman International Industries, Inc.	9,990	790,609
Harmonic, Inc.*	18,648	75,897
Heartland Express, Inc.*	15,318	340,825
Helix Technology Corp.	7,992	105,734
Hilb, Rogal & Hamilton Co.	10,656	362,730
Hot Topic, Inc.*	9,324	250,909
Hudson United Bancorp	13,986	477,622
Hydril Co.*	7,326	199,634
Hyperion Solutions Corp.*	10,656	359,746
ICU Medical, Inc.*	4,662	145,221
IDEX Corp.	9,990	362,038
IDEXX Laboratories, Inc.*	10,656	358,894
INAMED Corp.*	6,660	357,575
Integra LifeSciences Holdings*	8,658	228,398
Inter-Tel, Inc.	7,326	155,458
Itron, Inc.*	5,994	129,231
ITT Educational Services, Inc.*	13,986	409,091
J. Jill Group, Inc.*	5,994	100,939
K-Swiss, Inc.—Class A	5,328	183,923
Kaydon Corp.	9,324	193,939
Keithley Instruments, Inc.	4,662	67,366
Knight Transportation, Inc.*	11,322	281,918
Kopin Corp.*	21,312	130,429
Kronos, Inc.*	5,994	304,555
Kulicke & Soffa Industries, Inc.*	15,318	97,882
La-Z-Boy, Inc.	17,316	387,532
Labor Ready, Inc.*	12,654	90,729
Landstar System, Inc.*	4,662	293,007
Libbey, Inc.	3,996	90,709
Lindsay Manufacturing Co.	3,330	77,323
Lone Star Technologies, Inc.*	8,658	183,376
Macdermid, Inc.	9,990	262,737
Manhattan Associates, Inc.*	8,658	224,848
Maverick Tube Corp.*	12,654	242,324
Medicis Pharmaceutical Corp.	7,992	453,146

See accompanying notes to the financial statements.

33

PROFUNDS VP ProFund VP Small-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
MemberWorks, Inc.*	3,996	$78,921
Mentor Corp.	14,652	283,956
Mercury Computer Systems, Inc.*	6,660	120,946
MGI Pharma, Inc.*	7,992	204,835
Micros Systems, Inc.*	5,328	175,717
Microsemi Corp.*	9,324	149,184
Mid Atlantic Medical Services, Inc.*	14,652	766,300
Movie Gallery, Inc.*	9,990	184,316
NBTY, Inc.*	20,646	434,805
NDCHealth Corp.	10,656	195,538
Netegrity, Inc.*	10,656	62,231
New Century Financial Corp.	7,326	319,780
New England Business Services, Inc.	3,996	119,880
New Jersey Resources Corp.	8,658	307,359
Northwestern Corp.	11,322	22,644
Noven Pharmaceuticals, Inc.*	7,326	75,018
NVR, Inc.*	1,998	821,177
O’Reilly Automotive, Inc.*	16,650	555,943
Oceaneering International, Inc.*	7,992	204,196
OshKosh B’Gosh, Inc.—Class A	3,996	107,892
Oshkosh Truck Corp.	5,328	316,057
Osteotech, Inc.*	5,328	72,408
Owens & Minor, Inc.	10,656	238,162
P.F. Chang’s China Bistro, Inc.*	7,992	393,285
Pacific Sunwear of California, Inc.*	15,318	369,011
Panera Bread Co.*	9,324	372,959
Papa John’s International, Inc.*	5,994	168,132
Patina Oil & Gas Corp.	10,655	342,559
PC-Tel, Inc.*	5,994	71,089
Performance Food Group Co.*	13,986	517,482
Pharmaceutical Product Development, Inc.*	17,316	497,488
Photon Dynamics, Inc.*	4,662	128,811
Piedmont Natural Gas Co., Inc.	9,990	387,712
Pinnacle Systems, Inc.*	19,314	206,660
Plains Resources, Inc.*	7,326	103,663
Planar Systems, Inc.*	4,662	91,189
Polaris Industries, Inc.	7,326	449,816
PolyMedica Corp.	3,996	182,977
Possis Medical, Inc.*	5,328	73,100
Power Integrations, Inc.*	8,658	210,563
Prima Energy Corp.*	3,996	83,436
Priority Healthcare Corp.—Class B*	13,320	247,086
Progress Software Corp.*	10,656	220,899
Quaker Chemical Corp.	2,664	66,733
Quiksilver, Inc.*	16,650	274,558
Rainbow Technologies, Inc.*	7,992	67,213
Regeneron Pharmaceuticals, Inc.*	14,652	230,768
Regis Corp.	13,320	386,945
Remington Oil & Gas Corp.*	7,992	146,893
Renal Care Group, Inc.*	15,318	539,347
Republic Bancorp, Inc.	17,982	241,318
ResMed, Inc.*	9,990	391,608
Respironics, Inc.*	10,656	399,813
Rogers Corp.*	4,662	155,245
Roper Industries, Inc.	9,990	371,628
Ryland Group, Inc.	7,992	554,645
SCP Pool Corp.*	7,326	252,014
SERENA Software, Inc.*	12,654	264,216
Shuffle Master, Inc.*	5,328	156,590

Common Stocks, continued

	Shares	Value
Shurgard Storage Centers, Inc.—Class A	11,322	$374,532
Sierra Health Services, Inc.*	8,658	173,160
Simpson Manufacturing Co., Inc.*	7,326	268,132
Sonic Corp.*	11,988	304,855
Southwest Bancorporation of Texas, Inc.*	10,656	346,427
St. Mary Land & Exploration Co.	8,658	236,363
StarTek, Inc.*	4,662	122,611
Sterling Bancshares, Inc.	13,320	174,226
Supertex, Inc.*	3,996	73,407
SurModics, Inc.*	5,328	162,504
Sybron Dental Special, Inc.*	11,988	282,917
Take-Two Interactive Software, Inc.*	12,654	358,614
Techne Corp.*	12,654	383,922
Teledyne Technologies, Inc.*	9,990	130,869
Tetra Tech, Inc.*	16,650	285,215
TETRA Technologies, Inc.*	4,662	138,228
The Scotts Company—Class A*	9,324	461,539
The Steak n Shake Co.*	8,658	132,035
Thor Industries, Inc.	8,658	353,420
Too, Inc.*	10,656	215,784
Toro Co.	7,992	317,682
Tractor Supply Co.*	5,328	254,412
Trimble Navigation, Ltd.*	9,990	229,071
TrustCo Bank Corp. NY	23,310	258,275
UCBH Holdings, Inc.	13,320	382,018
UGI Corp.	12,653	401,100
Ultratech Stepper, Inc.*	7,326	135,458
Unit Corp.*	13,320	278,521
United Bankshares, Inc.	13,320	381,618
United Natural Foods, Inc.*	5,994	168,671
Urban Outfitters, Inc.*	5,994	215,185
Varian Semiconductor Equipment Associates, Inc.*	10,656	317,122
Verity, Inc.*	11,322	143,336
W-H Energy Services, Inc.*	8,658	168,658
Wabash National Corp.*	7,992	112,128
Waste Connections, Inc.*	8,658	303,462
Watson Wyatt & Co. Holdings*	9,990	231,568
WD-40 Co.	5,328	152,114
Websense, Inc.*	6,660	104,296
Winnebago Industries, Inc.	5,994	227,173
Wintrust Financial Corp.	5,328	157,709
X-Rite, Inc.	5,994	59,401
Yellow Corp.*	9,324	215,851
Zebra Technologies Corp.*	9,990	751,148

TOTAL COMMON STOCKS		55,310,568

Federal Home Loan Bank (0.1%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$82,000	81,999

TOTAL FEDERAL HOME LOAN BANK		81,999

TOTAL INVESTMENTS (Cost $47,887,435)(a)—100.0%		55,392,567
Net other assets (liabilities)—0.0%		15,535

NET ASSETS—100.0%		$55,408,102

See accompanying notes to the financial statements.

34

PROFUNDS VP ProFund VP Small-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini Russell 2000 Futures Contract expiring September 2003 (Underlying face amount at value $89,680)	2	$(1,608)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$7,815,486
Unrealized depreciation	(310,354)

Net unrealized appreciation/depreciation	$7,505,132

The ProFund VP Small-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.5%
Aerospace/Defense	1.7%
Agricultural Production—Crops	0.5%
Apparel	1.3%
Auto Manufactures	0.8%
Banks	8.2%
Beverages	0.3%
Biotechnology	0.9%
Building Materials	1.3%
Chemicals	1.0%
Commercial Services	3.7%
Computers	3.1%
Distribution/Wholesale	0.9%
Diversified Financial Services	0.6%
Electrical Components & Equipment	0.3%
Electrical Components—Miscellaneous	0.3%
Electronics	3.8%
Entertainment	0.6%
Environmental Control	1.1%
Food	1.6%
Gas	2.0%
Hand/Machine Tools	0.4%
Healthcare—Products	7.6%
Healthcare—Services	4.3%
Home Builders	3.1%
Home Furnishings	2.9%
Household Products/Wares	2.4%
Housewares	0.7%
Insurance	0.7%
Internet	0.7%
Leisure Time	1.7%
Machinery—Diversified	3.5%
Manufacturing	1.6%
Medical—Biomedical/Genetic	0.4%
Metal Fabricate/Hardware	0.8%
Oil & Gas	3.3%
Oil & Gas Services	2.4%
Pharmaceuticals	4.4%
Pipelines	0.2%
Real Estate Investment Trust	1.8%
Retail	9.5%
Savings & Loans	1.2%
Semiconductors	3.4%
Software	5.8%
Telecommunications	0.3%
Transportation	2.3%
Other	0.1%

See accompanying notes to the financial statements.

35

PROFUNDS VP

ProFund VP Small-Cap Growth

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $47,887,435)	$55,392,567
Cash	1,056
Segregated cash balances with brokers for futures contracts	5,730
Dividends and interest receivable	25,165
Receivable for capital shares issued	2,152,621
Prepaid expenses	802

Total Assets	57,577,941

Liabilities:
Payable for investments purchased	2,076,551
Variation margin on futures contracts	20
Advisory fees payable	25,750
Management services fees payable	5,150
Administration fees payable	1,866
Administrative services fees payable	19,570
Distribution fees payable	9,785
Other accrued expenses	31,147

Total Liabilities	2,169,839

Net Assets	$55,408,102

Net Assets consist of:
Capital	$53,022,587
Accumulated net investment income/(loss)	(238,900)
Accumulated net realized gains (losses) on investments and futures contracts	(4,879,109)
Net unrealized appreciation/depreciation on investments and futures contracts	7,503,524

Net Assets	$55,408,102

Shares of Beneficial Interest Outstanding	2,127,118

Net Asset Value (offering and redemption price per share)	$26.05

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$97,981
Interest	714

Total Investment Income	98,695

Expenses:
Advisory fees	128,079
Management services fees	25,616
Administration fees	10,698
Administrative services fees	85,472
Distribution fees	42,693
Custody fees	22,468
Fund accounting fees	15,387
Transfer agent fees	12,999
Other fees	14,872

Total Gross Expenses before reductions	358,284
Less Expenses reduced by the Advisor	(20,689)

Total Net Expenses	337,595

Net Investment Income/(Loss)	(238,900)

Realized and Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) on investments	1,379,915
Net realized gains (losses) on futures contracts	12,927
Change in net unrealized appreciation (depreciation) on investments and futures contracts	6,077,236

Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	7,470,078

Change in Net Assets Resulting from Operations	$7,231,178

See accompanying notes to the financial statements.

36

PROFUNDS VP

ProFund VP Small-Cap Growth

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(238,900)	$(130,701)
Net realized gains (losses) on investments and futures contracts	1,392,842	(6,271,951)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	6,077,236	1,426,288

Change in net assets resulting from operations	7,231,178	(4,976,364)

Capital Transactions:
Proceeds from shares issued	176,490,222	201,302,155
Cost of shares redeemed	(152,280,929)	(172,358,160)

Change in net assets resulting from capital transactions	24,209,293	28,943,995

Change in net assets	31,440,471	23,967,631
Net Assets:
Beginning of period	23,967,631	—

End of period	$55,408,102	$23,967,631

Share Transactions:
Issued	7,565,210	8,478,539
Redeemed	(6,464,997)	(7,451,634)

Change in shares	1,100,213	1,026,905

(a)	Commencement of operations

See accompanying notes to the financial statements.

37

PROFUNDS VP

ProFund VP Small-Cap Growth

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$23.34		$30.00

Investment Activities:
Net investment income/(loss)	(0.17	)(b)	(0.21	)(b)
Net realized and unrealized gains (losses) on investments and futures contracts	2.88		(6.45)

Total income/(loss) from investment activities	2.71		(6.66)

Net Asset Value, End of Period	$26.05		$23.34

Total Return	11.61	%(c)	(22.20	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$55,408,102		$23,967,631
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	(1.40	)%(d)	(1.34	)%(d)
Ratio of gross expenses to average net assets	2.10	%(d)	2.20	%(d)
Portfolio turnover(e)	489%		1,260%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

38

PROFUNDS VP ProFund VP Asia 30 (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (94.9%)

	Shares	Value
AsiaInfo Holdings, Inc.*	27,412	$224,778
BHP Billiton, Ltd.—ADR	25,721	298,106
Chartered Semiconductor Manufacturing, Ltd.—ADR*	33,464	172,340
China Mobile (Hong Kong), Ltd.— ADR	58,829	692,418
chinadotcom Corp.—Class A*	26,255	220,542
CNOOC, Ltd.—ADR	9,345	277,547
Dr. Reddy’s Laboratories, Ltd.—ADR	7,298	170,116
Flextronics International, Ltd.*	20,114	208,984
Huaneng Power International, Inc.—ADR	6,230	290,318
Infosys Technologies, Ltd.—ADR	4,450	238,742
Kookmin Bank—ADR	8,010	242,303
Korea Electric Power (KEPCO) Corp.—ADR	27,679	246,620
KT Corp.—ADR	12,727	250,849
Nam Tai Electronics, Inc.	4,272	181,133
National Australia Bank, Ltd.—ADR	3,738	419,590
Netease.com, Inc.—ADR*	5,874	214,166
PetroChina Company, Ltd.—ADR	25,543	771,398
POSCO—ADR	9,968	261,062
PT Telekomunikasi Indonesia—ADR	18,779	210,325
Rediff.com India Ltd.—ADR*	28,213	150,940
Satyam Computer Services, Ltd.— ADR	17,355	172,335
SINA Corp.*	12,727	258,740
SK Telecom Co., Ltd.—ADR	16,821	317,244
Sohu.com, Inc.*	8,188	279,703
Taiwan Semiconductor Manufacturing Co., Ltd.—ADR*	57,583	580,436
Telecom Corporation of New Zealand, Ltd.—ADR	6,764	164,771
The News Corporation, Ltd.—ADR	14,240	431,045
Tommy Hilfiger Corp.*	16,287	150,492
United Microelectronics Corp.—ADR*	72,891	273,341
Wipro, Ltd.—ADR	8,455	194,888

TOTAL COMMON STOCKS		8,565,272

Federal Home Loan Bank (0.8%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$71,000	70,999

TOTAL FEDERAL HOME LOAN BANK		70,999

TOTAL INVESTMENTS (Cost $6,457,008)(a)—95.7%		8,636,271
Net other assets (liabilities)—4.3%		385,460

NET ASSETS—100.0%		$9,021,731

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $486,500)	2	$241

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$2,179,280
Unrealized depreciation	(17)

Net unrealized appreciation/depreciation	$2,179,263

ADR	American Depositary Receipt

The ProFund VP Asia 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Apparel	1.7%
Banks	7.3%
Electric	6.0%
Electronics	4.3%
Internet	15.0%
Iron/Steel	2.9%
Media	4.8%
Mining	3.3%
Oil & Gas	11.6%
Pharmaceuticals	1.9%
Semiconductors	11.4%
Software	6.7%
Telecommunications	18.0%
Other	5.1%

The ProFund VP Asia 30 invested, as a percentage of net assets, in the following countries, as of June 30, 2003:

Australia	12.7%
China	22.6%
Hong Kong	16.9%
India	10.3%
Indonesia	2.3%
New Zealand	1.8%
Singapore	4.2%
South Korea	14.6%
Taiwan	9.5%
United States	5.1%

See accompanying notes to the financial statements.

39

PROFUNDS VP

ProFund VP Asia 30

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $6,457,008)	$8,636,271
Segregated cash balances with brokers for futures contracts	391
Dividends and interest receivable	32,958
Receivable for capital shares issued	405,376
Variation margin on futures contracts	241
Prepaid expenses	189

Total Assets	9,075,426

Liabilities:
Cash overdraft	22,711
Advisory fees payable	9,685
Management services fees payable	1,937
Administration fees payable	650
Administrative services fees payable	6,804
Distribution fees payable	3,402
Other accrued expenses	8,506

Total Liabilities	53,695

Net Assets	$9,021,731

Net Assets consist of:
Capital	$8,544,750
Accumulated net investment income/(loss)	81,254
Accumulated net realized gains (losses) on investments	(1,783,777)
Net unrealized appreciation/depreciation on investments and futures contracts	2,179,504

Net Assets	$9,021,731

Shares of Beneficial Interest Outstanding	321,671

Net Asset Value (offering and redemption price per share)	$28.05

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$147,281
Interest	63

Total Investment Income	147,344

Expenses:
Advisory fees	31,769
Management services fees	6,354
Administration fees	2,348
Administrative services fees	21,203
Distribution fees	10,590
Custody fees	4,879
Fund accounting fees	3,894
Transfer agent fees	3,828
Other fees	3,656

Total Gross Expenses before reductions	88,521
Less Expenses reduced by the Advisor	(4,861)

Total Net Expenses	83,660

Net Investment Income/(Loss)	63,684

Realized and Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) on investments	715,215
Change in net unrealized appreciation (depreciation) on investments and futures contracts	1,947,906

Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	2,663,121

Change in Net Assets Resulting from Operations	$2,726,805

See accompanying notes to the financial statements.

40

PROFUNDS VP

ProFund VP Asia 30

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$63,684	$14,812
Net realized gains (losses) on investments and futures contracts	715,215	(2,498,992)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	1,947,906	231,598

Change in net assets resulting from operations	2,726,805	(2,252,582)

Capital Transactions:
Proceeds from shares issued	57,203,647	99,316,219
Cost of shares redeemed	(69,484,915)	(78,487,443)

Change in net assets resulting from capital transactions	(12,281,268)	20,828,776

Change in net assets	(9,554,463)	18,576,194
Net Assets:
Beginning of period	18,576,194	—

End of period	$9,021,731	$18,576,194

Share Transactions:
Issued	2,435,993	4,097,524
Redeemed	(2,904,553)	(3,307,293)

Change in shares	(468,560)	790,231

(a)	Commencement of operations

See accompanying notes to the financial statements.

41

PROFUNDS VP

ProFund VP Asia 30

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$23.51		$30.00

Investment Activities:
Net investment income/(loss)	0.18	(b)	0.06	(b)
Net realized and unrealized gains (losses) on investments and futures contracts	4.36		(6.55)

Total income/(loss) from investment activities	4.54		(6.49)

Net Asset Value, End of Period	$28.05		$23.51

Total Return	19.31	%(c)	(21.63	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$9,021,731		$18,576,194
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	1.50	%(d)	0.35	%(d)
Ratio of gross expenses to average net assets	2.09	%(d)	2.03	%(d)
Portfolio turnover(e)	541%		1,321%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

42

PROFUNDS VP ProFund VP Europe 30 (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.6%)

	Shares	Value
Alcatel SA—ADR*	162,448	$1,453,910
Alcon, Inc.	32,032	1,463,862
ASM Lithography Holding NV*	136,136	1,301,460
AstraZeneca PLC—ADR	67,496	2,751,812
Aventis SA—ADR	40,040	2,190,188
BP Amoco PLC—ADR	116,688	4,903,231
Business Objects SA—ADR*	51,480	1,129,986
DaimlerChrysler AG	57,200	1,985,984
Diageo PLC—ADR	42,328	1,852,273
Elan Corp., PLC—ADR*	294,008	1,658,205
Ericsson (LM) Telephone Co.—ADR*	156,728	1,666,019
GlaxoSmithKline PLC—ADR	98,384	3,988,487
Gucci Group NV	13,728	1,345,344
HSBC Holdings PLC—ADR	48,048	2,840,118
Koninklijke (Royal) Philips Electronics NV—ADR	88,088	1,683,362
Nokia OYJ—ADR	176,176	2,894,572
Novartis AG—ADR	84,656	3,370,155
Royal Dutch Petroleum Co.—ADR	75,504	3,519,996
Ryanair Holdings PLC—ADR*	30,888	1,386,871
SAP AG—ADR	70,928	2,072,516
Shell Transport & Trading Co.—ADR	68,640	2,735,304
Shire Pharmaceuticals Group PLC—ADR*	53,768	1,059,230
Siemens AG—ADR	42,328	2,067,723
STMicroelectronics NV—ADR	75,504	1,569,728
Total Fina SA—ADR	49,192	3,728,754
UBS AG	50,336	2,788,614
Unilever NV—ADR	29,744	1,606,176
Vivendi Universal SA—ADR	90,376	1,666,533
Vodafone Group PLC—ADR	217,360	4,271,123
Willis Group Holdings, Ltd.	38,896	1,196,052

TOTAL COMMON STOCKS		68,147,588

Federal Home Loan Bank (0.6%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$439,000	438,994

TOTAL FEDERAL HOME LOAN BANK		438,994

TOTAL INVESTMENTS (Cost $64,540,626)(a)—100.2%		68,586,582
Net other assets (liabilities)—(0.2)%		(126,457)

NET ASSETS—100.0%		$68,460,125

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $486,500)	2	$(13,934)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$5,549,269
Unrealized depreciation	(1,503,313)

Net unrealized appreciation/depreciation	$4,045,956

ADR	American Depositary Receipt

The ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Airlines	2.0%
Apparel	2.0%
Auto Manufacturers	2.9%
Banks	8.2%
Beverages	2.7%
Electronics	2.5%
Food	2.3%
Healthcare	2.4%
Healthcare—Products	2.1%
Insurance	1.7%
Media	2.4%
Manufacturing	3.0%
Oil & Gas	21.8%
Pharmaceuticals	19.6%
Semiconductors	4.2%
Software	4.7%
Telecommunications	15.1%
Other	0.4%

The ProFund VP Europe 30 invested, as a percentage of net assets, in the following countries, as of June 30, 2003:

Finland	4.2%
France	14.8%
Germany	9.0%
Ireland	4.6%
Netherlands	13.8%
Sweden	2.4%
Switzerland	13.4%
United Kingdom	37.4%
United States	0.4%

See accompanying notes to the financial statements.

43

PROFUNDS VP

ProFund VP Europe 30

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $64,540,626)	$68,586,582
Cash	538
Segregated cash balances with brokers for futures contracts	35,625
Dividends and interest receivable	59,709
Receivable for capital shares issued	76,671
Prepaid expenses	844

Total Assets	68,759,969

Liabilities:
Payable for capital shares redeemed	169,844
Variation margin on futures contracts	600
Advisory fees payable	38,425
Management services fees payable	7,685
Administration fees payable	2,439
Administrative services fees payable	28,520
Distribution fees payable	18,048
Other accrued expenses	34,283

Total Liabilities	299,844

Net Assets	$68,460,125

Net Assets consist of:
Capital	$121,805,708
Accumulated net investment income/(loss)	604,419
Accumulated net realized gains (losses) on investments and futures contracts	(57,982,024)
Net unrealized appreciation/depreciation on investments and futures contracts	4,032,022

Net Assets	$68,460,125

Shares of Beneficial Interest Outstanding	3,461,453

Net Asset Value (offering and redemption price per share)	$19.78

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$916,205
Interest	24,298

Total Investment Income	940,503

Expenses:
Advisory fees	177,054
Management services fees	35,411
Administration fees	14,214
Administrative services fees	101,858
Distribution fees	59,018
Custody fees	14,981
Fund accounting fees	21,038
Transfer agent fees	18,471
Other fees	25,059

Total Gross Expenses before reductions	467,104
Less Expenses reduced by the Advisor	(898)

Total Net Expenses	466,206

Net Investment Income/(Loss)	474,297

Realized and Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) on investments	390,823
Net realized gains (losses) on futures contracts	671,812
Change in net unrealized appreciation (depreciation) on investments and futures contracts	1,499,188

Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	2,561,823

Change in Net Assets Resulting from Operations	$3,036,120

See accompanying notes to the financial statements.

44

PROFUNDS VP

ProFund VP Europe 30

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the year ended December 31, 2002

	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$474,297	$130,122
Net realized gains (losses) on investments and futures contracts	1,062,635	(11,575,321)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	1,499,188	(1,797,172)

Change in net assets resulting from operations	3,036,120	(13,242,371)

Capital Transactions:
Proceeds from shares issued	195,177,179	524,228,975
Cost of shares redeemed	(162,872,177)	(530,120,763)

Change in net assets resulting from capital transactions	32,305,002	(5,891,788)

Change in net assets	35,341,122	(19,134,159)
Net Assets:
Beginning of period	33,119,003	52,253,162

End of period	$68,460,125	$33,119,003

Share Transactions:
Issued	10,551,106	25,708,782
Redeemed	(8,928,616)	(26,023,929)

Change in shares	1,622,490	(315,147)

See accompanying notes to the financial statements.

45

PROFUNDS VP

ProFund VP Europe 30

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002	For the year ended December 31, 2001		For the year ended December 31, 2000	For the period October 18, 1999(a) through December 31, 1999
Net Asset Value, Beginning of Period	$18.01		$24.26	$31.98		$36.82	$30.00

Investment Activities:
Net investment income/(loss)	0.19	(b)	0.07 (b)	(0.04	)(b)	0.09 (b)	(0.04)
Net realized and unrealized gains (losses) on investments and futures contracts	1.58		(6.32)	(7.68)		(4.79)	6.86

Total income/(loss) from investment activities	1.77		(6.25)	(7.72)		(4.70)	6.82

Distributions to Shareholders From:
Net realized gains on investments and futures contracts	—		—	—		(0.14)	—

Net Asset Value, End of Period	$19.78		$18.01	$24.26		$31.98	$36.82

Total Return	9.83	%(c)	(25.76)%	(24.14)%		(12.75)%	22.73	%(c)
Ratios/Supplemental Data:
Net assets, end of period	$68,460,125		$33,119,003	$52,253,162		$25,003,610	$3,262,131
Ratio of net expenses to average net assets	1.97	%(d)	1.98%	1.89%		1.65%	1.78	%(d)
Ratio of net investment income/(loss) to average net assets	2.01	%(d)	0.33%	(0.14)%		0.26%	(1.00	)%(d)
Ratio of gross expenses to average net assets	1.98	%(d)	2.03%	1.89%		1.65%	2.39	%(d)
Portfolio turnover(e)	354%		1,280%	1,002%		1,434%	100%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

46

PROFUNDS VP ProFund VP Japan (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (16.3%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$1,686,000	$1,685,977

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		1,685,977

Federal Home Loan Bank (16.3%)
Federal Home Loan Bank, 0.51%, 07/01/03	1,686,000	1,685,977

TOTAL FEDERAL HOME LOAN BANK		1,685,977

Federal National Mortgage Association (16.3%)
Federal National Mortgage Association, 0.51%, 07/01/03	1,686,000	1,685,966

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		1,685,966

Repurchase Agreements (32.4%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $1,683,037 (Collateralized by a Federal Home Loan Bank Security)	1,683,000	1,683,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with maturity value of $1,686,026 (Collateralized by U.S. Treasury Notes)	1,686,000	1,686,000

TOTAL REPURCHASE AGREEMENTS		3,369,000

Options Purchased (19.8%)

	Contracts	Value
Nikkei 225 Futures Option expiring July 2003 @ $4,000	81	$2,053,350

TOTAL OPTIONS PURCHASED		2,053,350

TOTAL INVESTMENTS (Cost $10,371,365)(a)—101.1%		10,480,280
Net other assets (liabilities)—(1.1)%		(115,463)

NET ASSETS—100.0%		$10,364,817

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
Nikkei 225 Futures Contract expiring September 2003 (Underlying face amount at value $6,711,800)	148	$57,609

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$108,985
Unrealized depreciation	(70)

Net unrealized appreciation/depreciation	$108,915

See accompanying notes to the financial statements.

47

PROFUNDS VP

ProFund VP Japan

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $7,002,365)	$7,111,280
Repurchase agreements, at cost	3,369,000

Total Investments	10,480,280
Segregated cash balances with brokers for futures contracts	34,038
Interest receivable	63
Variation margin on futures contracts	15,403
Prepaid expenses	144

Total Assets	10,529,928

Liabilities:
Cash overdraft	33,084
Payable for capital shares redeemed	110,116
Advisory fees payable	6,627
Management services fees payable	1,325
Administration fees payable	444
Administrative services fees payable	4,654
Distribution fees payable	2,327
Other accrued expenses	6,534

Total Liabilities	165,111

Net Assets	$10,364,817

Net Assets consist of:
Capital	$13,625,223
Accumulated net investment income/(loss)	(41,921)
Accumulated net realized gains (losses) on investments and futures contracts	(3,385,009)
Net unrealized appreciation/depreciation on investments and futures contracts	166,524

Net Assets	$10,364,817

Shares of Beneficial Interest Outstanding	442,972

Net Asset Value (offering and redemption price per share)	$23.40

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$31,601

Expenses:
Advisory fees	28,029
Management services fees	5,606
Administration fees	2,289
Administrative services fees	18,687
Distribution fees	9,343
Custody fees	4,238
Fund accounting fees	3,494
Transfer agent fees	3,381
Other fees	2,989

Total Gross Expenses before reductions	78,056
Less Expenses reduced by the Advisor	(4,534)

Total Net Expenses	73,522

Net Investment Income/(Loss)	(41,921)

Realized and Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) on investments	(9,178,932)
Net realized gains (losses) on futures contracts	8,618,497
Change in net unrealized appreciation (depreciation) on investments and futures contracts	(103,541)

Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(663,976)

Change in Net Assets Resulting from Operations	$(705,897)

See accompanying notes to the financial statements.

48

PROFUNDS VP

ProFund VP Japan

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(41,921)	$(26,018)
Net realized gains (losses) on investments and futures contracts	(560,435)	(2,824,574)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	(103,541)	270,065

Change in net assets resulting from operations	(705,897)	(2,580,527)

Capital Transactions:
Proceeds from shares issued	75,998,011	58,296,745
Cost of shares redeemed	(67,999,658)	(52,643,857)

Change in net assets resulting from capital transactions	7,998,353	5,652,888

Change in net assets	7,292,456	3,072,361
Net Assets:
Beginning of period	3,072,361	—

End of period	$10,364,817	$3,072,361

Share Transactions:
Issued	3,440,114	2,326,315
Redeemed	(3,137,067)	(2,186,390)

Change in shares	303,047	139,925

(a)	Commencement of operations

See accompanying notes to the financial statements.

49

PROFUNDS VP

ProFund VP Japan

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$21.96		$30.00

Investment Activities:
Net investment income/(loss)	(0.12	)(b)	(0.14	)(b)
Net realized and unrealized gains (losses) on investments and futures contracts	1.56	(c)	(7.90)

Total income/(loss) from investment activities	1.44		(8.04)

Net Asset Value, End of Period	$23.40		$21.96

Total Return	6.56	%(d)	(26.80	)%(d)
Ratios/Supplemental Data:
Net assets, end of period	$10,364,817		$3,072,361
Ratio of net expenses to average net assets	1.97	%(e)	1.98	%(e)
Ratio of net investment income/(loss) to average net assets	(1.12	)%(e)	(0.85	)%(e)
Ratio of gross expenses to average net assets	2.09	%(e)	2.06	%(e)
Portfolio turnover(f)	—		—

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

50

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (81.2%)

	Shares	Value
3M Co.	1,386	$178,766
Abbott Laboratories	5,508	241,030
ACE, Ltd.	936	32,095
ADC Telecommunications, Inc.*	2,826	6,579
Adobe Systems, Inc.	810	25,977
Advanced Micro Devices, Inc.*	1,224	7,846
AES Corp.*	2,160	13,716
Aetna, Inc.	540	32,508
AFLAC, Inc.	1,818	55,904
Agilent Technologies, Inc.*	1,656	32,374
Air Products & Chemicals, Inc.	810	33,696
Alberto-Culver Co.—Class B	216	11,038
Albertson’s, Inc.	1,296	24,883
Alcoa, Inc.	2,988	76,194
Allegheny Energy, Inc.	450	3,803
Allegheny Technologies, Inc.	288	1,901
Allergan, Inc.	468	36,083
Allied Waste Industries, Inc.*	738	7,417
Allstate Corp.	2,484	88,555
Alltel Corp.	1,098	52,946
Altera Corp.*	1,350	22,140
Altria Group, Inc.	7,146	324,714
Ambac Financial Group, Inc.	378	25,043
Amerada Hess Corp.	324	15,934
Ameren Corp.	576	25,402
American Electric Power, Inc.	1,386	41,344
American Express Co.	4,572	191,155
American Greetings Corp.—Class A*	234	4,596
American International Group, Inc.	9,216	508,538
American Power Conversion Corp.*	702	10,944
American Standard Cos.*	252	18,630
AmerisourceBergen Corp.	396	27,463
Amgen, Inc.*	4,446	295,391
AmSouth Bancorp	1,242	27,125
Anadarko Petroleum Corp.	882	39,223
Analog Devices, Inc.*	1,296	45,127
Andrew Corp.*	342	3,146
Anheuser-Busch Cos., Inc.	2,952	150,700
Anthem, Inc.*	486	37,495
AOL-Time Warner, Inc.*	15,876	255,445
AON Corp.	1,098	26,440
Apache Corp.	576	37,475
Apartment Investment & Management Co.—Class A	324	11,210
Apollo Group, Inc.—Class A*	612	37,797
Apple Computer, Inc.*	1,296	24,780
Applera Corp.—Applied Biosystems Group	738	14,044
Applied Materials, Inc.*	5,850	92,781
Applied Micro Circuits Corp.*	1,080	6,534
Archer-Daniels-Midland Co.	2,268	29,189
Ashland, Inc.	234	7,179
AT&T Corp.	2,772	53,361
AT&T Wireless Services, Inc.*	9,576	78,619
Autodesk, Inc.	396	6,399
Automatic Data Processing, Inc.	2,106	71,309
AutoNation, Inc.*	990	15,563
AutoZone, Inc.*	324	24,614
Avaya, Inc.*	1,350	8,721
Avery Dennison Corp.	396	19,879
Avon Products, Inc.	828	51,502

Common Stocks, continued

	Shares	Value
Baker Hughes, Inc.	1,188	$39,881
Ball Corp.	198	9,011
Bank of America Corp.	5,292	418,226
Bank of New York Co., Inc.	2,718	78,143
Bank One Corp.	4,032	149,910
Bard (C.R.), Inc.	180	12,836
Bausch & Lomb, Inc.	180	6,750
Baxter International, Inc.	2,106	54,756
BB&T Corp.	1,656	56,801
Bear Stearns Cos., Inc.	342	24,768
Becton, Dickinson & Co.	900	34,965
Bed Bath & Beyond, Inc.*	1,044	40,518
BellSouth Corp.	6,516	173,521
Bemis Co., Inc.	180	8,424
Best Buy Co., Inc.*	1,134	49,805
Big Lots, Inc.*	414	6,227
Biogen, Inc.*	522	19,836
Biomet, Inc.	918	26,310
BJ Services Co.*	558	20,847
Black & Decker Corp.	270	11,731
Block H & R, Inc.	630	27,248
BMC Software, Inc.*	828	13,521
Boeing Co.	2,970	101,930
Boise Cascade Corp.	198	4,732
Boston Scientific Corp.*	1,440	87,984
Bristol-Myers Squibb Co.	6,840	185,706
Broadcom Corp.—Class A*	990	24,661
Brown-Forman Corp.	216	16,982
Brunswick Corp.	324	8,106
Burlington Northern Santa Fe Corp.	1,314	37,370
Burlington Resources, Inc.	702	37,957
Calpine Corp.*	1,350	8,910
Campbell Soup Co.	1,458	35,721
Capital One Financial Corp.	792	38,951
Cardinal Health, Inc.	1,584	101,851
Carnival Corp.	2,214	71,978
Caterpillar, Inc.	1,224	68,128
Cendant Corp.*	3,600	65,952
CenterPoint Energy, Inc.	1,080	8,802
Centex Corp.	216	16,802
CenturyTel, Inc.	504	17,564
Charter One Financial, Inc.	792	24,695
ChevronTexaco Corp.	3,780	272,916
Chiron Corp.*	666	29,118
Chubb Corp.	612	36,720
CIENA Corp.*	1,656	8,595
CIGNA Corp.	504	23,658
Cincinnati Financial Corp.	576	21,364
Cinergy Corp.	630	23,178
Cintas Corp.	594	21,051
Circuit City Stores, Inc.	738	6,494
Cisco Systems, Inc.*	24,786	413,678
Citigroup, Inc.	18,180	778,103
Citizens Communications Co.*	1,008	12,993
Citrix Systems, Inc.*	576	11,727
Clear Channel Communications, Inc.*	2,160	91,562
Clorox Co.	774	33,012
CMS Energy Corp.	504	4,082
Coca-Cola Co.	8,694	403,489
Coca-Cola Enterprises, Inc.	1,602	29,076

See accompanying notes to the financial statements.

51

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Colgate-Palmolive Co.	1,908	$110,569
Comcast Corp.—Special Class A*	7,938	239,569
Comerica, Inc.	612	28,458
Computer Associates International, Inc.	2,034	45,318
Computer Sciences Corp.*	666	25,388
Compuware Corp.*	1,332	7,686
Comverse Technology, Inc.*	666	10,010
ConAgra Foods, Inc.	1,890	44,604
Concord EFS, Inc.*	1,710	25,171
ConocoPhillips	2,394	131,191
Consolidated Edison, Inc.	792	34,278
Constellation Energy Group, Inc.	576	19,757
Convergys Corp.*	522	8,352
Cooper Industries, Ltd.—Class A	324	13,381
Cooper Tire & Rubber Co.	252	4,433
Coors (Adolph) Co.—Class B	126	6,171
Corning, Inc.*	4,464	32,989
Costco Wholesale Corp.*	1,602	58,633
Countrywide Credit Industries, Inc.	468	32,559
Crane Co.	216	4,888
CSX Corp.	756	22,748
Cummins, Inc.	144	5,168
CVS Corp.	1,386	38,850
Dana Corp.	522	6,034
Danaher Corp.	540	36,747
Darden Restaurants, Inc.	594	11,274
Deere & Co.	846	38,663
Dell Computer Corp.*	9,072	289,941
Delphi Automotive Systems Corp.	1,980	17,087
Delta Air Lines, Inc.	432	6,342
Deluxe Corp.	198	8,870
Devon Energy Corp.	810	43,254
Dillard’s, Inc.—Class A	306	4,122
Dollar General Corp.	1,170	21,364
Dominion Resources, Inc.	1,098	70,568
Donnelley (R.R.) & Sons Co.	396	10,351
Dover Corp.	720	21,571
Dow Chemical Co.	3,240	100,310
Dow Jones & Co., Inc.	288	12,393
DTE Energy Co.	594	22,952
Du Pont (E.I.) de Nemours	3,510	146,156
Duke Energy Corp.	3,186	63,561
Dynegy, Inc.—Class A	1,314	5,519
Eastman Chemical Co.	270	8,551
Eastman Kodak Co.	1,008	27,569
Eaton Corp.	270	21,225
eBay, Inc.*	1,116	116,265
Ecolab, Inc.	936	23,962
Edison International*	1,152	18,927
El Paso Corp.	2,124	17,162
Electronic Arts, Inc.*	522	38,623
Electronic Data Systems Corp.	1,692	36,293
Eli Lilly & Co.	3,960	273,121
EMC Corp.*	7,722	80,849
Emerson Electric Co.	1,494	76,344
Engelhard Corp.	450	11,147
Entergy Corp.	792	41,802
EOG Resources, Inc.	396	16,569
Equifax, Inc.	504	13,104
Equity Office Properties Trust	1,422	38,409

Common Stocks, continued

	Shares	Value
Equity Residential Properties Trust	954	$24,756
Exelon Corp.	1,152	68,901
Exxon Mobil Corp.	23,580	846,757
Family Dollar Stores, Inc.	612	23,348
Fannie Mae	3,456	233,073
Federated Department Stores, Inc.	666	24,542
Federated Investors, Inc.—Class B	378	10,365
FedEx Corp.	1,062	65,876
Fifth Third Bancorp	2,034	116,630
First Data Corp.	2,646	109,650
First Tennessee National Corp.	450	19,760
FirstEnergy Corp.	1,044	40,142
Fiserv, Inc.*	684	24,357
Fleet Boston Financial Corp.	3,708	110,165
Fluor Corp.	288	9,689
Ford Motor Co.	6,462	71,017
Forest Laboratories, Inc.*	1,278	69,971
Fortune Brands, Inc.	522	27,248
FPL Group, Inc.	648	43,319
Franklin Resources, Inc.	900	35,163
Freddie Mac	2,430	123,371
Freeport-McMoRan Copper & Gold, Inc.— Class B	522	12,789
Gannett Co., Inc.	954	73,277
Gap, Inc.	3,150	59,094
Gateway, Inc.*	1,152	4,205
General Dynamics Corp.	702	50,895
General Electric Co.	35,298	1,012,347
General Mills, Inc.	1,314	62,297
General Motors Corp.	1,980	71,281
Genuine Parts Co.	612	19,590
Genzyme Corp.—General Division*	756	31,601
Georgia Pacific Corp.	882	16,714
Gillette Co.	3,600	114,696
Golden West Financial Corp.	540	43,205
Goodrich Corp.	414	8,694
Goodyear Tire & Rubber Co.	612	3,213
Grainger (W.W.), Inc.	324	15,150
Great Lakes Chemical Corp.	180	3,672
Guidant Corp.	1,098	48,740
Halliburton Co.	1,548	35,604
Harley-Davidson, Inc.	1,062	42,331
Harrah’s Entertainment, Inc.*	396	15,935
Hartford Financial Services Group, Inc.	990	49,856
Hasbro, Inc.	612	10,704
HCA, Inc.	1,800	57,672
Health Management Associates, Inc.— Class A	846	15,609
Heinz (H.J.) Co.	1,242	40,961
Hercules, Inc.*	396	3,920
Hershey Foods Corp.	468	32,601
Hewlett-Packard Co.	10,782	229,657
Hilton Hotels Corp.	1,332	17,036
Home Depot, Inc.	8,118	268,868
Honeywell International, Inc.	3,024	81,194
Humana, Inc.*	576	8,698
Huntington Bancshares, Inc.	810	15,811
Illinois Tool Works, Inc.	1,080	71,118
IMS Health, Inc.	864	15,543
Ingersoll-Rand Co.—Class A	594	28,108

See accompanying notes to the financial statements.

52

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Intel Corp.	23,076	$479,611
International Business Machines Corp.	6,102	503,414
International Flavors & Fragrances, Inc.	324	10,345
International Game Technology*	306	31,313
International Paper Co.	1,692	60,455
Interpublic Group of Cos., Inc.	1,368	18,304
Intuit, Inc.*	720	32,062
ITT Industries, Inc.	324	21,209
J.P. Morgan Chase & Co.	7,182	245,481
Jabil Circuit, Inc.*	702	15,514
Janus Capital Group, Inc.	846	13,874
JDS Uniphase Corp.*	5,058	17,754
Jefferson-Pilot Corp.	504	20,896
John Hancock Financial Services, Inc.	1,026	31,529
Johnson & Johnson	10,476	541,609
Johnson Controls, Inc.	306	26,194
Jones Apparel Group, Inc.*	450	13,167
KB Home	162	10,041
Kellogg Co.	1,440	49,493
Kerr-McGee Corp.	360	16,128
KeyCorp	1,494	37,753
KeySpan Corp.	558	19,781
Kimberly-Clark Corp.	1,800	93,852
Kinder Morgan, Inc.	432	23,609
King Pharmaceuticals, Inc.*	846	12,487
KLA-Tencor Corp.*	666	30,962
Knight Ridder, Inc.	288	19,852
Kohls Corp.*	1,188	61,039
Kroger Co.*	2,664	44,436
Leggett & Platt, Inc.	684	14,022
Lexmark International Group, Inc.*	450	31,847
Limited, Inc.	1,836	28,458
Lincoln National Corp.	630	22,447
Linear Technology Corp.	1,098	35,367
Liz Claiborne, Inc.	378	13,325
Lockheed Martin Corp.	1,584	75,351
Loews Corp.	648	30,644
Louisiana-Pacific Corp.*	378	4,098
Lowe’s Cos., Inc.	2,754	118,284
LSI Logic Corp.*	1,332	9,431
Lucent Technologies, Inc.*	14,616	29,670
Manor Care, Inc.*	324	8,103
Marathon Oil Corp.	1,098	28,932
Marriott International, Inc.—Class A	810	31,121
Marsh & McLennan Cos., Inc.	1,890	96,522
Marshall & Ilsley Corp.	792	24,219
Masco Corp.	1,692	40,355
Mattel, Inc.	1,548	29,288
Maxim Integrated Products, Inc.	1,152	39,387
May Department Stores Co.	1,026	22,839
Maytag Corp.	270	6,593
MBIA, Inc.	504	24,570
MBNA Corp.	4,518	94,155
McCormick & Co., Inc.	486	13,219
McDermott International, Inc.*	234	1,481
McDonald’s Corp.	4,500	99,270
McGraw-Hill Cos., Inc.	666	41,292
McKesson Corp.	1,026	36,669
MeadWestvaco Corp.	702	17,339
MedImmune, Inc.*	882	32,078

Common Stocks, continued

	Shares	Value
Medtronic, Inc.	4,302	$206,367
Mellon Financial Corp.	1,530	42,458
Merck & Co., Inc.	7,920	479,556
Mercury Interactive Corp.*	306	11,815
Meredith Corp.	180	7,920
Merrill Lynch & Co., Inc.	5,104	238,255
MetLife, Inc.	2,682	75,954
MGIC Investment Corp.	342	15,951
Micron Technology, Inc.*	2,142	24,911
Microsoft Corp.	37,908	970,824
Millipore Corp.*	180	7,987
Mirant Corp.*	1,422	4,124
Molex, Inc.	666	17,975
Monsanto Co.	918	19,866
Monster Worldwide, Inc.*	396	7,813
Moody’s Corp.	522	27,515
Morgan Stanley Dean Witter & Co.	3,834	163,904
Motorola, Inc.	8,172	77,062
Nabors Industries, Ltd.*	522	20,645
National City Corp.	2,160	70,654
National Semiconductor Corp.*	648	12,779
Navistar International Corp.*	234	7,635
NCR Corp.*	342	8,762
Network Appliance, Inc.*	1,206	19,549
New York Times Co.—Class A	540	24,570
Newell Rubbermaid, Inc.	972	27,216
Newmont Mining Corp.	1,422	46,158
Nextel Communications, Inc.—Class A*	3,636	65,739
NICOR, Inc.	162	6,012
Nike, Inc.—Class B	936	50,066
NiSource, Inc.	936	17,784
Noble Corp.*	468	16,052
Nordstrom, Inc.	486	9,487
Norfolk Southern Corp.	1,368	26,266
North Fork Bancorp, Inc.	558	19,005
Northern Trust Corp.	774	32,345
Northrop Grumman Corp.	648	55,916
Novell, Inc.*	1,296	3,992
Novellus Systems, Inc.*	522	19,116
Nucor Corp.	270	13,190
NVIDIA Corp.*	558	12,840
Occidental Petroleum Corp.	1,332	44,689
Office Depot, Inc.*	1,098	15,932
Omnicom Group	666	47,752
Oracle Corp.*	18,522	222,634
PACCAR, Inc.	414	27,970
Pactiv Corp.*	558	10,998
Pall Corp.	432	9,720
Parametric Technology Corp.*	936	2,855
Parker Hannifin Corp.	414	17,384
Paychex, Inc.	1,332	39,041
Penney (J.C.) Co.	954	16,075
Peoples Energy Corp.	126	5,404
PeopleSoft, Inc.*	1,116	19,630
PepsiCo, Inc.	6,066	269,937
PerkinElmer, Inc.	450	6,215
Pfizer, Inc.	27,882	952,171
PG&E Corp.*	1,440	30,456
Phelps Dodge Corp.*	306	11,732
Pinnacle West Capital Corp.	324	12,134

See accompanying notes to the financial statements.

53

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Pitney Bowes, Inc.	828	$31,803
Plum Creek Timber Co., Inc.	648	16,816
PMC-Sierra, Inc.*	594	6,968
PNC Financial Services Group	990	48,322
Power-One, Inc.*	288	2,059
PPG Industries, Inc.	594	30,140
PPL Corp.	594	25,542
Praxair, Inc.	576	34,618
Principal Financial Group, Inc.	1,152	37,152
Procter & Gamble Co.	4,572	407,730
Progress Energy, Inc.	846	37,139
Progressive Corp.	774	56,579
Providian Financial Corp.*	1,026	9,501
Prudential Financial, Inc.	1,944	65,416
Public Service Enterprise Group, Inc.	792	33,462
Pulte Homes, Inc.	216	13,319
QLogic Corp.*	324	15,659
Qualcomm, Inc.	2,790	99,743
Quest Diagnostics, Inc.*	378	24,116
Quintiles Transnational Corp.*	414	5,875
Qwest Communications International, Inc.*	5,994	28,651
R.J. Reynolds Tobacco Holdings	306	11,386
RadioShack Corp.	594	15,628
Raytheon Co.	1,458	47,881
Reebok International, Ltd.*	216	7,264
Regions Financial Corp.	792	26,754
Robert Half International, Inc.*	594	11,250
Rockwell Collins, Inc.	630	15,517
Rockwell International Corp.	648	15,448
Rohm & Haas Co.	792	24,576
Rowan Cos., Inc.*	324	7,258
Ryder System, Inc.	216	5,534
Sabre Holdings Corp.	504	12,424
SAFECO Corp.	486	17,146
Safeway, Inc.*	1,566	32,040
Sanmina-SCI Corp.*	1,800	11,358
Sara Lee Corp.	2,736	51,464
SBC Communications, Inc.	11,736	299,855
Schering-Plough Corp.	5,184	96,422
Schlumberger, Ltd.	2,052	97,614
Schwab (Charles) Corp.	4,770	48,129
Scientific-Atlanta, Inc.	522	12,444
Sealed Air Corp.*	306	14,584
Sears, Roebuck & Co.	1,080	36,331
Sempra Energy	738	21,055
Sherwin-Williams Co.	522	14,031
Siebel Systems, Inc.*	1,728	16,485
Sigma-Aldrich Corp.	252	13,653
Simon Property Group, Inc.	666	25,994
SLM Corp.	1,620	63,455
Snap-on, Inc.	198	5,748
Solectron Corp.*	2,934	10,973
Southern Co.	2,556	79,644
SouthTrust Corp.	1,206	32,803
Southwest Airlines Co.	2,754	47,369
Sprint Corp. (FON Group)	3,168	45,619
Sprint Corp. (PCS Group)*	3,618	20,804
St. Jude Medical, Inc.*	630	36,225
St. Paul Companies, Inc.	810	29,573
Stanley Works	306	8,446

Common Stocks, continued

	Shares	Value
Staples, Inc.*	1,728	$31,709
Starbucks Corp.*	1,386	33,985
Starwood Hotels & Resorts Worldwide, Inc.	702	20,070
State Street Corp.	1,170	46,098
Stryker Corp.	702	48,698
Sun Microsystems, Inc.*	11,412	52,495
SunGard Data Systems, Inc.*	1,008	26,117
Sunoco, Inc.	270	10,190
SunTrust Banks, Inc.	990	58,747
SuperValu, Inc.	468	9,978
Symantec Corp.*	522	22,895
Symbol Technologies, Inc.	810	10,538
Synovus Financial Corp.	1,080	23,220
Sysco Corp.	2,286	68,672
T. Rowe Price Group, Inc.	432	16,308
Target Corp.	3,222	121,920
TECO Energy, Inc.	630	7,554
Tektronix, Inc.*	306	6,610
Tellabs, Inc.*	1,458	9,579
Temple-Inland, Inc.	198	8,496
Tenet Healthcare Corp.*	1,656	19,292
Teradyne, Inc.*	648	11,217
Texas Instruments, Inc.	6,102	107,394
Textron, Inc.	486	18,964
The Pepsi Bottling Group, Inc.	972	19,459
Thermo Electron Corp.*	576	12,108
Thomas & Betts Corp.*	198	2,861
Tiffany & Co.	504	16,471
TJX Cos., Inc.	1,800	33,912
Torchmark Corp.	414	15,422
Toys R Us, Inc.*	756	9,163
Transocean Sedco Forex, Inc.	1,134	24,914
Travelers Property Casualty Corp.—Class B	3,546	55,920
Tribune Co.	1,098	53,033
Tupperware Corp.	198	2,843
TXU Corp.	1,134	25,458
Tyco International, Ltd.	7,056	133,923
U.S. Bancorp	6,786	166,257
Union Pacific Corp.	900	52,218
Union Planters Corp.	702	21,783
Unisys Corp.*	1,152	14,147
United Parcel Service, Inc.—Class B	3,978	253,398
United States Steel Corp.	360	5,893
United Technologies Corp.	1,656	117,294
UnitedHealth Group, Inc.	4,176	209,844
Univision Communications, Inc.—Class A*	810	24,624
Unocal Corp.	918	26,337
UnumProvident Corp.	1,008	13,517
UST, Inc.	594	20,808
Veritas Software Corp.*	1,458	41,801
Verizon Communications, Inc.	9,720	383,454
VF Corp.	378	12,841
Viacom, Inc.—Class B*	6,192	270,342
Visteon Corp.	468	3,215
Vulcan Materials Co.	360	13,345
Wachovia Corp.	4,752	189,889
Wal-Mart Stores, Inc.	15,462	829,845
Walgreen Co.	3,618	108,902
Walt Disney Co.	7,218	142,556
Washington Mutual, Inc.	3,294	136,043

See accompanying notes to the financial statements.

54

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Waste Management, Inc.	2,088	$50,300
Waters Corp.*	432	12,584
Watson Pharmaceuticals, Inc.*	378	15,260
Wellpoint Health Networks, Inc.*	522	44,005
Wells Fargo & Co.	5,922	298,468
Wendy’s International, Inc.	396	11,472
Weyerhaeuser Co.	774	41,796
Whirlpool Corp.	234	14,906
Williams Cos., Inc.	1,836	14,504
Winn-Dixie Stores, Inc.	504	6,204
Worthington Industries, Inc.	306	4,100
Wrigley (WM.) JR Co.	792	44,534
Wyeth	4,698	213,994
Xcel Energy, Inc.	1,404	21,116
Xerox Corp.*	2,610	27,640
Xilinx, Inc.*	1,188	30,068
XL Capital, Ltd.—Class A	486	40,338
Yahoo!, Inc.*	2,124	69,582
YUM! Brands, Inc.*	1,026	30,329
Zimmer Holdings, Inc.*	702	31,625
Zions Bancorp	324	16,398

TOTAL COMMON STOCKS		31,723,760

Federal Home Loan Bank (9.0%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$3,509,000	3,508,951

TOTAL FEDERAL HOME LOAN BANK		3,508,951

Options Purchased (9.1%)

	Contracts
S&P 500 Futures Option expiring September 2003 @ $500	30	3,547,500

TOTAL OPTIONS PURCHASED		3,547,500

TOTAL INVESTMENTS (Cost $35,611,004)(a)—99.3%		38,780,211
Net other assets (liabilities)—0.7%		281,971

NET ASSETS—100.0%		$39,062,182

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $30,163,000)	124	$9,293,292
E-Mini S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $291,900)	6	(5,649)
Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
S&P 500 Index Swap Agreements expiring 07/28/03-12/26/03 (Underlying notional amount at value $8,961,321)	9,196	$(15,817)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$3,557,740
Unrealized depreciation	(388,533)

Net unrealized appreciation/depreciation	$3,169,207

See accompanying notes to the financial statements.

55

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

The ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.2%
Aerospace/Defense	1.2%
Agriculture	1.0%
Airlines	0.1%
Apparel	0.2%
Auto Manufacturers	0.5%
Auto Parts & Equipment	0.2%
Banks	5.6%
Beverages	2.3%
Biotechnology	1.0%
Building Materials	0.2%
Chemicals	1.2%
Commercial Services	0.8%
Computers	3.6%
Cosmetics/Personal Care	2.0%
Distribution/Wholesale	0.1%
Diversified Financial Services	5.9%
Electric	2.2%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	0.0%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.5%
Forest Products & Paper	0.4%
Gas	0.1%
Hand/Machine Tools	0.1%
Healthcare—Products	2.9%
Healthcare—Services	1.2%
Home Builders	0.1%
Home Furnishings	0.1%
Household Products/Wares	0.2%
Housewares	0.1%
Insurance	3.9%
Internet	0.6%
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.2%
Machinery—Diversified	0.2%
Machinery—Construction & Mining	0.2%
Manufacturing	4.2%
Media	3.2%
Metal Fabricate/Hardware	0.0%
Mining	0.4%
Office/Business Equipment	0.2%
Oil & Gas	4.2%
Oil & Gas Services	0.5%
Packaging & Containers	0.1%
Pharmaceuticals	6.9%
Pipelines	0.2%
Real Estate Investment Trust	0.3%
Retail	5.9%
Savings & Loans	0.5%
Semiconductors	2.6%
Software	4.2%
Telecommunications	5.0%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.2%
Trucking & Leasing	0.0%
Other	18.8%

See accompanying notes to the financial statements.

56

PROFUNDS VP

ProFund VP UltraBull

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $35,611,004)	$38,780,211
Cash	28,387
Segregated cash balances with brokers for futures contracts	95
Dividends and interest receivable	33,641
Receivable for capital shares issued	2,280,911
Prepaid expenses	1,441

Total Assets	41,124,686

Liabilities:
Payable for capital shares redeemed	1,936,895
Unrealized depreciation on swap agreements	15,817
Variation margin on futures contracts	36,719
Advisory fees payable	17,657
Management services fees payable	3,531
Administration fees payable	1,697
Administrative services fees payable	16,724
Distribution fees payable	9,462
Other accrued expenses	24,002

Total Liabilities	2,062,504

Net Assets	$39,062,182

Net Assets consist of:
Capital	$78,839,679
Accumulated net investment income/(loss)	(76,306)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(52,142,224)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	12,441,033

Net Assets	$39,062,182

Shares of Beneficial Interest Outstanding	2,270,066

Net Asset Value (offering and redemption price per share)	$17.21

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$251,683
Interest	32,192

Total Investment Income	283,875

Expenses:
Advisory fees	146,776
Management services fees	29,355
Administration fees	9,012
Administrative services fees	91,685
Distribution fees	48,761
Custody fees	27,854
Fund accounting fees	15,926
Transfer agent fees	13,554
Other fees	21,863

Total Gross Expenses before reductions	404,786
Less Expenses reduced by the Advisor	(43,868)

Total Net Expenses	360,918

Net Investment Income/(Loss)	(77,043)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	(17,560,080)
Net realized gains (losses) on futures contracts and swap agreements	15,875,018
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	8,959,316

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	7,274,254

Change in Net Assets Resulting from Operations	$7,197,211

See accompanying notes to the financial statements.

57

PROFUNDS VP

ProFund VP UltraBull

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the year ended December 31, 2002

	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$(77,043)	$(257,636)
Net realized gains (losses) on investments, futures contracts and swap agreements	(1,685,062)	(27,955,070)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	8,959,316	(3,410,068)

Change in net assets resulting from operations	7,197,211	(31,622,774)

Capital Transactions:
Proceeds from shares issued	442,233,557	1,303,472,303
Cost of shares redeemed	(452,656,397)	(1,293,747,570)

Change in net assets resulting from capital transactions	(10,422,840)	9,724,733

Change in net assets	(3,225,629)	(21,898,041)
Net Assets:
Beginning of period	42,287,811	64,185,852

End of period	$39,062,182	$42,287,811

Share Transactions:
Issued	30,283,218	71,283,187
Redeemed	(30,927,178)	(71,195,947)

Change in shares	(643,960)	87,240

See accompanying notes to the financial statements.

58

PROFUNDS VP

ProFund VP UltraBull

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003(a) (Unaudited)		For the year ended December 31, 2002		For the period January 22, 2001(b) through December 31, 2001
Net Asset Value, Beginning of Period	$14.51		$22.71		$30.00

Net investment income/(loss)	(0.03	)(c)	(0.08	)(c)	(0.09	)(c)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	2.73		(8.12)		(7.20)

Total income/(loss) from investment activities	2.70		(8.20)		(7.29)

Net Asset Value, End of Period	$17.21		$14.51		$22.71

Total Return	18.61	%(d)	(36.11)%		(24.30	)%(d)
Ratios/Supplemental Data:
Net assets, end of period	$39,062,182		$42,287,811		$64,185,852
Ratio of net expenses to average net assets	1.84	%(e)	1.98%		1.94	%(e)
Ratio of net investment income/(loss) to average net assets	(0.39	)%(e)	(0.46)%		(0.42	)%(e)
Ratio of gross expenses to average net assets	2.07	%(e)	2.12%		1.94	%(e)
Portfolio turnover(f)	674%		1,249%		682%

(a)	Effective May 1, 2003, the investment objective was changed to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the corresponding benchmark versus one and one-half times (150%).
(b)	Commencement of operations
(c)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

59

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (88.6%)

	Shares	Value
3Com Corp.*	12,160	$56,909
99 Cents Only Stores*	2,240	76,877
Abercrombie & Fitch Co.—Class A*	3,520	100,003
Activision, Inc.*	3,200	41,344
Acxiom Corp.*	2,880	43,459
ADTRAN, Inc.*	1,280	65,651
Advanced Fibre Communications, Inc.*	2,880	46,858
AdvancePCS*	3,200	122,336
Advent Software, Inc.*	1,280	21,645
Affiliated Computer Services, Inc.— Class A*	4,480	204,871
AGCO Corp.*	2,560	43,726
AGL Resources, Inc.	1,920	48,845
Airborne, Inc.	1,600	33,440
Airgas, Inc.	2,240	37,520
AK Steel Holding Corp.*	3,840	13,901
Alaska Air Group, Inc.*	960	20,592
Albemarle Corp.	1,280	35,802
Alexander & Baldwin, Inc.	1,280	33,958
ALLETE, Inc.	2,880	76,464
Alliant Energy Corp.	3,200	60,896
Allmerica Financial Corp.*	1,920	34,541
AMB Property Corp.	2,560	72,115
American Eagle Outfitters, Inc.*	2,560	46,387
American Financial Group, Inc.	2,240	51,072
AmeriCredit Corp.*	4,800	41,040
Amerus Group Co.	1,280	36,083
Ametek, Inc.	1,280	46,912
Apogent Technologies, Inc.*	3,200	64,000
Applebee’s International, Inc.	1,920	60,346
Apria Healthcare Group, Inc.*	1,920	47,770
Aquilla, Inc.	6,400	16,512
Arch Coal, Inc.	1,920	44,122
Arrow Electronics, Inc.*	3,520	53,645
Arthur J. Gallagher & Co.	2,880	78,336
ArvinMeritor, Inc.	2,240	45,203
Ascential Software Corp.*	2,183	35,889
Associated Banc Corp.	2,560	94,413
Astoria Financial Corp.	2,880	80,438
Atmel Corp.*	16,000	40,480
Avnet, Inc.*	4,160	52,749
Avocent Corp.*	1,600	47,888
Bandag, Inc.	640	23,853
Bank of Hawaii Corp.	1,920	63,648
Banknorth Group, Inc.	5,440	138,829
Banta Corp.	960	31,075
Barnes & Noble, Inc.*	2,240	51,632
Barr Laboratories, Inc.*	2,240	146,720
Beckman Coulter, Inc.	2,240	91,034
Belo (A.H.) Corp.—Class A	3,840	85,862
BJ’s Wholesale Club, Inc.*	2,560	38,554
Black Hills Corp.	960	29,472
Blyth, Inc.	1,600	43,520
Bob Evans Farms, Inc.	1,280	35,366
Borders Group, Inc.*	2,880	50,717
BorgWarner, Inc.	960	61,824
Bowater, Inc.	1,920	71,904
Brink’s Co.	1,920	27,974
Brinker International, Inc.*	3,200	115,264
Brown & Brown, Inc.	2,240	72,800

Common Stocks, continued

	Shares	Value
C.H. Robinson Worldwide, Inc.	2,880	$102,413
Cabot Corp.	2,240	64,288
Cabot Microelectronics Corp.*	960	48,451
Cadence Design Systems, Inc.*	8,640	104,198
Callaway Golf Co.	2,560	33,843
Career Education Corp.*	1,600	109,473
Carlisle Cos., Inc.	960	40,474
Carmax, Inc.*	3,840	115,776
Carpenter Technology Corp.	640	9,984
Catalina Marketing Corp.*	1,920	33,888
CBRL Group, Inc.	1,920	74,611
CDW Corp.*	2,880	131,905
Ceridian Corp.*	5,120	86,886
Certegy, Inc.*	2,240	62,160
Charles River Laboratories International, Inc.*	1,600	51,488
CheckFree Holdings Corp.*	2,560	71,270
Chico’s FAS, Inc.*	2,560	53,888
Choicepoint, Inc.*	2,880	99,418
Church & Dwight, Inc.	1,280	41,894
Cincinnati Bell, Inc.*	7,360	49,312
City National Corp.	1,600	71,296
Claire’s Stores, Inc.	1,600	40,576
Clayton Homes, Inc.	4,800	60,240
CNF, Inc.	1,600	40,608
Coach, Inc.*	3,200	159,168
Colonial BancGroup, Inc.	4,160	57,699
Commerce Bancorp, Inc.	2,240	83,104
Commscope, Inc.*	2,240	21,280
Community Health Systems*	2,880	55,555
Compass Bancshares, Inc.	4,480	156,487
Constellation Brands, Inc.*	3,200	100,480
Cooper Cameron Corp.*	1,920	96,730
Copart, Inc.*	3,200	30,240
Corinthian Colleges, Inc.*	1,280	62,170
Covance, Inc.*	2,240	40,544
Coventry Health Care, Inc.*	2,240	103,398
Credence Systems Corp.*	1,920	16,262
Cree Research, Inc.*	2,560	41,677
Crompton Corp.	3,840	27,072
CSG Systems International, Inc.*	1,920	27,130
Cypress Semiconductor Corp.*	4,160	49,920
Cytec Industries, Inc.*	1,280	43,264
CYTYC Corp.*	4,160	43,763
D.R. Horton, Inc.	5,120	143,872
Dean Foods Co.*	4,800	151,199
DENTSPLY International, Inc.	2,560	104,704
DeVry, Inc.*	2,240	52,170
Dial Corp.	3,200	62,240
Diebold, Inc.	2,560	110,720
Dollar Tree Stores, Inc.*	3,840	121,843
Donaldson Co., Inc.	1,600	71,120
DPL, Inc.	4,480	71,411
DQE, Inc.	1,920	28,934
DST Systems, Inc.*	4,160	158,080
Dun & Bradstreet Corp.*	2,560	105,215
Dycom Industries, Inc.*	1,600	26,080
E*TRADE Group, Inc.*	12,160	103,360
Eaton Vance Corp.	2,240	70,784
Education Management Corp.*	1,280	68,070

See accompanying notes to the financial statements.

60

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Edwards (A.G.), Inc.	2,880	$98,496
Edwards Lifesciences Corp.*	1,920	61,709
EGL, Inc.*	1,600	24,320
Emmis Communications Corp.*	1,920	44,064
Energizer Holdings, Inc.*	3,200	100,480
Energy East Corp.	3,840	79,718
Ensco International, Inc.	4,480	120,512
Entercom Communications Corp.*	1,600	78,416
Equitable Resources, Inc.	2,240	91,258
Everest Re Group, Ltd.	1,920	146,880
Expeditors International of Washington, Inc.	3,840	133,017
Express Scripts, Inc.—Class A*	2,880	196,762
Extended Stay America, Inc.*	3,200	43,168
Fair, Isaac & Co., Inc.	1,600	82,320
Fairchild Semiconductor International, Inc.*	3,840	49,114
Fastenal Co.	2,560	86,886
Federal Signal Corp.	1,600	28,112
Ferro Corp.	1,280	28,838
Fidelity National Financial, Inc.	4,480	137,805
First American Financial Corp.	2,240	59,024
First Health Group Corp.*	3,520	97,152
First Virginia Banks, Inc.	2,560	110,387
FirstMerit Corp.	2,880	65,837
Flowserve Corp.*	1,920	37,766
FMC Corp.*	1,280	28,966
FMC Technologies, Inc.*	2,240	47,152
Forest Oil Corp.*	1,600	40,192
Furniture Brands International, Inc.*	1,920	50,112
Gartner Group, Inc.—Class B*	2,880	21,600
GATX Corp.	1,600	26,160
Gentex Corp.*	2,560	78,361
Gilead Sciences, Inc.*	6,720	373,497
Glatfelter (P.H.) Co.	1,600	23,600
Granite Construction, Inc.	1,280	24,525
Grant Prideco, Inc.*	4,160	48,880
Great Plains Energy, Inc.	2,240	64,691
Greater Bay Bancorp	1,600	32,864
GreenPoint Financial Corp.	3,200	163,009
GTECH Holdings Corp.*	1,920	72,288
Hanover Compressor Co.*	2,240	25,312
Harris Corp.	2,240	67,312
Harsco Corp.	1,280	46,144
Harte-Hanks, Inc.	4,800	91,200
Hawaiian Electric Industries, Inc.	1,280	58,688
HCC Insurance Holdings, Inc.	2,240	66,237
Health Net, Inc.*	3,840	126,529
Helmerich & Payne, Inc.	1,600	46,720
Henry (Jack) & Associates, Inc.	3,200	56,928
Henry Schein, Inc.*	1,600	83,744
Herman Miller, Inc.	2,560	51,738
Hibernia Corp.	5,440	98,790
Hillenbrand Industries, Inc.	2,240	113,008
Hispanic Broadcasting Corp.—Class A*	3,840	97,728
HON Industries, Inc.	1,920	58,560
Horace Mann Educators Corp.	1,280	20,646
Hormel Foods Corp.	4,800	113,760
Hospitality Properties Trust	2,240	70,000
Hubbell, Inc.—Class B	1,920	63,552

Common Stocks, continued

	Shares	Value
ICN Pharmaceuticals, Inc.	2,880	$48,269
IDACORP, Inc.	1,280	33,600
IDEC Pharmaceuticals Corp.*	5,120	174,080
Imation Corp.	1,280	48,410
IMC Global, Inc.	3,840	25,766
Independence Community Bank Corp.	1,920	54,182
IndyMac Bancorp, Inc.	1,920	48,806
InFocus Corp.*	1,280	6,042
Integrated Circuit Systems, Inc.*	2,240	70,403
Integrated Device Technology, Inc.*	3,520	38,896
International Rectifier Corp.*	2,240	60,077
International Speedway Corp.	1,920	75,859
Internet Security Systems, Inc.*	1,600	23,184
Intersil Corp.—Class A*	4,800	127,728
Interstate Bakeries Corp.	1,600	20,320
Investment Technology Group, Inc.*	1,600	29,760
Investors Financial Services Corp.	2,240	64,982
IVAX Corp.*	6,720	119,952
J.B. Hunt Transport Services, Inc.*	1,280	48,320
Jacobs Engineering Group, Inc.*	1,920	80,928
JM Smucker Co.	1,600	63,824
Keane, Inc.*	2,240	30,531
Kelly Services, Inc.—Class A	1,280	30,016
KEMET Corp.*	2,880	29,088
Kennametal, Inc.	1,280	43,315
Korn/Ferry International*	1,280	10,368
Krispy Kreme Doughnuts, Inc.*	1,920	79,066
L-3 Communications Holdings, Inc.*	2,560	111,335
LaBranche & Co., Inc.	1,920	39,725
Lam Research Corp.*	4,480	81,581
Lancaster Colony Corp.	1,280	49,485
Lattice Semiconductor Corp.*	3,840	31,603
Lear Corp.*	2,240	103,084
Lee Enterprises, Inc.	1,600	60,048
Legato Systems, Inc.*	3,840	32,218
Legg Mason, Inc.	2,240	145,487
Lennar Corp.—Class B	2,478	177,177
Lennar Corporation	57	3,916
Leucadia National Corp.	1,920	71,270
Liberty Property Trust	2,560	88,576
LifePoint Hospitals, Inc.*	1,280	26,803
Lincare Holdings, Inc.*	3,840	120,998
Longs Drug Stores Corp.	1,280	21,248
Longview Fibre Co.	1,600	13,120
LTX Corp.*	1,600	13,792
Lubrizol Corp.	1,600	49,584
Lyondell Chemical Co.	5,440	73,604
M&T Bank Corp.	3,200	269,505
Mack-Cali Realty Corp.	1,920	69,850
Macromedia, Inc.*	1,920	40,397
Macrovision Corp.*	1,600	31,872
Mandalay Resort Group	2,240	71,344
Manpower, Inc.	2,560	94,950
Martin Marietta Materials	1,600	53,776
McDATA Corp.—Class A*	3,840	56,333
MDU Resources Group, Inc.	2,560	85,734
Media General, Inc.—Class A	640	36,608
Mentor Graphics Corp.*	2,240	32,435
Mercantile Bankshares Corp.	2,240	88,211
Michaels Stores, Inc.*	2,240	85,254

See accompanying notes to the financial statements.

61

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Micrel, Inc.*	3,200	$33,248
Microchip Technology, Inc.	6,720	165,514
Millennium Pharmaceuticals, Inc.*	9,600	151,008
Minerals Technologies, Inc.	640	31,142
Modine Manufacturing Co.	1,280	24,794
Mohawk Industries, Inc.*	2,240	124,387
MONY Group, Inc.	1,600	43,120
Moore Wallace, Inc.*	200	2,936
MPS Group, Inc.*	3,520	24,218
Murphy Oil Corp.	3,200	168,320
Mylan Laboratories, Inc.	6,080	211,402
National Commerce Financial Corp.	7,040	156,218
National Fuel Gas Co.	2,880	75,024
National Instruments Corp.*	1,920	72,538
National—Oilwell, Inc.*	2,880	63,360
Neiman Marcus Group, Inc.—Class A*	1,600	58,560
Network Associates, Inc.*	5,120	64,922
Neuberger Berman, Inc.	2,560	102,170
New Plan Excel Realty Trust, Inc.	3,200	68,320
New York Community Bancorp	4,480	130,323
Newport Corp.*	1,280	18,944
Noble Energy, Inc.	1,920	72,576
Nordson Corp.	1,280	30,528
Northeast Utilities System	4,800	80,352
NSTAR	1,920	87,456
OGE Energy Corp.	2,560	54,707
Ohio Casualty Corp.*	1,920	25,306
Old Republic International Corp.	4,160	142,563
Olin Corp.	1,920	32,832
Omnicare, Inc.	3,200	108,128
ONEOK, Inc.	2,560	50,253
Outback Steakhouse, Inc.	2,560	99,840
Overture Services, Inc.*	1,920	34,810
Oxford Health Plans, Inc.*	2,880	121,047
PacifiCare Health Systems, Inc.*	1,280	63,142
Packaging Corp. of America*	3,520	64,874
Park Place Entertainment Corp.*	10,240	93,082
Patterson Dental Co.*	2,240	101,651
Patterson—UTI Energy, Inc.*	2,560	82,944
Payless ShoeSource, Inc.*	1,920	24,000
Peabody Energy Corp.	1,600	53,744
Pentair, Inc.	1,600	62,496
Pepco Holdings, Inc.	3,520	67,443
PepsiAmericas, Inc.	5,440	68,326
Perrigo Co.	2,560	40,038
Petsmart, Inc.*	4,800	80,016
Pharmaceutical Resources, Inc.*	960	46,714
Philadelphia Suburban Corp.	2,240	54,611
Pier 1 Imports, Inc.	3,200	65,280
Pioneer Natural Resources Co.*	3,840	100,224
Plantronics, Inc.*	1,600	34,672
Plexus Corp.*	1,280	14,758
PMI Group, Inc.	3,200	85,888
PNM Resources, Inc.	1,280	34,240
Pogo Producing Co.	1,920	82,080
Polycom, Inc.*	3,520	48,787
Potlatch Corp.	960	24,720
Powerwave Technologies, Inc.*	2,240	14,045
Precision Castparts Corp.	1,920	59,712
Price Communications Corp.*	1,920	24,787

Common Stocks, continued

	Shares	Value
Pride International, Inc.*	4,480	$84,314
Protective Life Corp.	2,240	59,920
Protein Design Labs, Inc.*	2,880	40,262
Provident Financial Group, Inc.	1,600	41,008
Puget Energy, Inc.	2,880	68,746
Quanta Services, Inc.*	3,840	27,264
Quantum Corp.*	5,440	22,032
Questar Corp.	2,880	96,393
Radian Group, Inc.	3,200	117,280
Rayonier, Inc.	1,600	52,800
Reader’s Digest Association, Inc.	3,520	47,450
Republic Services, Inc.*	5,760	130,580
Retek, Inc.*	1,920	12,288
Reynolds & Reynolds Co.	2,240	63,974
RF Micro Devices, Inc.*	5,760	34,675
Rollins, Inc.	1,600	30,160
Roslyn Bancorp, Inc.	2,880	61,891
Ross Stores, Inc.	2,560	109,414
RPM, Inc.	3,840	52,800
RSA Security, Inc.*	1,920	20,640
Ruby Tuesday, Inc.	1,920	47,482
Ruddick Corp.	1,600	25,152
Saks, Inc.*	4,800	46,560
Sandisk Corp.*	2,240	90,384
SCANA Corp.	3,520	120,667
Scholastic Corp.*	1,280	38,118
SEI Investments Co.	3,840	122,879
Semtech Corp.*	2,560	36,454
Sensient Technologies Corp.	1,600	36,784
Sepracor, Inc.*	2,880	51,926
Sequa Corp.—Class A*	320	10,976
SICOR, Inc.*	4,160	84,614
Sierra Pacific Resources*	3,840	22,810
Silicon Laboratories, Inc.*	1,600	42,624
Silicon Valley Bancshares*	1,600	38,096
Six Flags, Inc.*	3,200	21,696
Smith International, Inc.*	3,200	117,568
Smithfield Foods, Inc.*	3,840	88,013
Sonoco Products Co.	3,200	76,864
Sotheby’s Holdings, Inc.—Class A*	2,240	16,666
Sovereign Bancorp, Inc.	8,960	140,224
SPX Corp.*	2,560	112,793
StanCorp Financial Group, Inc.	960	50,131
Stericycle, Inc.	1,280	49,254
STERIS Corp.*	2,240	51,722
Storage Technology Corp.*	3,520	90,605
Superior Industries International, Inc.	960	40,032
Swift Transportation Co., Inc.*	2,880	53,626
Sybase, Inc.*	3,520	48,963
Sylvan Learning Systems, Inc.*	1,280	29,235
Synopsys, Inc.*	2,560	158,336
TCF Financial Corp.	2,560	101,990
Tech Data Corp.*	1,920	51,283
Tecumseh Products Co.	640	24,518
Teleflex, Inc.	1,280	54,464
Telephone & Data Systems, Inc.	1,920	95,424
The Cheesecake Factory, Inc.*	1,600	57,424
Tidewater, Inc.	1,920	56,390
Timberland Co.—Class A*	1,280	67,661
Titan Corp.*	2,560	26,342

See accompanying notes to the financial statements.

62

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Toll Brothers, Inc.*	2,240	$63,414
Tootsie Roll Industries, Inc.	1,920	58,541
Transaction Systems Architects, Inc.*	1,280	11,469
Triad Hospitals, Inc.*	2,560	63,539
Trinity Industries, Inc.	1,600	29,616
TriQuint Semiconductor, Inc.*	4,480	18,637
Tyson Foods, Inc.—Class A	12,160	129,139
Unifi, Inc.*	1,920	11,904
United Dominion Realty Trust, Inc.	3,520	60,614
United Rentals, Inc.*	2,560	35,558
Unitrin, Inc.	2,240	60,749
Universal Corp.	960	40,608
Universal Health Services, Inc.—Class B*	1,920	76,070
Valassis Communications, Inc.*	1,920	49,382
Valero Energy Corp.	3,840	139,507
Valspar Corp.	1,600	67,552
Varco International, Inc.*	3,200	62,720
Varian Medical Systems, Inc.*	2,240	128,956
Varian, Inc.*	960	33,283
Vectren Corp.	2,240	56,112
Vertex Pharmaceuticals, Inc.*	2,560	37,376
Viad Corp.	3,200	71,648
Vishay Intertechnology, Inc.*	5,440	71,808
VISX, Inc.*	1,920	33,312
W.R. Berkley Corp.	1,920	101,184
Waddell & Reed Financial, Inc.	2,880	73,930
Washington Post Co.—Class B	320	234,528
Wausau—Mosinee Paper Corp.	1,920	21,504
Weatherford International, Ltd.*	4,160	174,304
Webster Financial Corp.	1,600	60,480
Werner Enterprises, Inc.	1,920	40,704
Westamerica Bancorporation	1,280	55,142
Westar Energy, Inc.	2,560	41,549
Western Gas Resources, Inc.	1,280	50,688
Westwood One, Inc.*	3,520	119,434
WGL Holdings, Inc.	1,600	42,720
Whole Foods Market, Inc.*	1,920	91,258
Williams—Sonoma, Inc.*	3,840	112,128
Wilmington Trust Corp.	2,240	65,744
Wind River Systems, Inc.*	2,560	9,754
Wisconsin Energy Corp.	3,840	111,360
WPS Resources Corp.	960	38,592
XTO Energy, Inc.	6,080	122,269
York International Corp.	1,280	29,952

TOTAL COMMON STOCKS		26,892,919

Federal Home Loan Bank (15.5%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 7/1/03	$4,710,000	$4,709,935

TOTAL FEDERAL HOME LOAN BANK		4,709,935

TOTAL INVESTMENTS (Cost $30,177,643)(a)—104.1%		31,602,854
Net other assets (liabilities)—(4.1)%		(1,248,407)

NET ASSETS—100.0%		$30,354,447

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
S&P MidCap 400 Futures Contract expiring September 2003 (Underlying face amount at value $2,387,545)	10	$12,455
Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
S&P MidCap 400 Index Swap Agreements expiring 08/27/03 (Underlying notional amount at value $32,055,239)	66,753	$(136,175)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$1,816,787
Unrealized depreciation	(391,576)

Net unrealized appreciation/depreciation	$1,425,211

See accompanying notes to the financial statements.

63

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

The ProFund VP UltraMid-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.4%
Aerospace/Defense	0.5%
Agriculture	0.1%
Airlines	0.1%
Apparel	0.8%
Auto Parts & Equipment	1.0%
Banks	6.0%
Beverages	0.6%
Biotechnology	1.4%
Building Materials	0.3%
Chemicals	2.1%
Coal	0.3%
Commercial Services	2.9%
Communication Services	0.3%
Computers	4.3%
Distribution/Wholesale	0.9%
Diversified Financial Services	2.3%
Electric	4.3%
Electrical Components & Equipment	0.7%
Electronics	1.1%
Engineering & Construction	0.4%
Entertainment	0.7%
Environmental Control	0.6%
Food	2.6%
Forest Products & Paper	0.7%
Gas	0.5%
Hand/Machine Tools	0.1%
Health Care	0.2%
Healthcare—Products	2.9%
Healthcare—Services	2.6%
Home Builders	1.5%
Home Furnishings	0.2%
Household Products/Wares	0.5%
Insurance	4.7%
Internet	1.2%
Iron/Steel	0.1%
Leisure Time	0.1%
Lodging	0.7%
Machinery—Diversified	0.4%
Media	2.8%
Metal Fabrication/Hardware	0.2%
Miscellaneous Manufacturing	1.7%
Office Furnishings	0.4%
Oil & Gas	3.5%
Oil & Gas Services	2.3%
Packaging & Containers	0.5%
Pharmaceuticals	5.1%
Pipelines	1.1%
Real Estate Investment Trust	1.4%
Retail	6.2%
Savings & Loans	2.3%
Semiconductors	3.0%
Software	2.5%
Telecommunications	1.9%
Textiles	0.6%
Transportation	1.7%
Trucking & Leasing	0.1%
Water	0.2%
Other	11.4%

See accompanying notes to the financial statements.

64

PROFUNDS VP

ProFund VP UltraMid-Cap

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $30,177,643)	$31,602,854
Cash	33,711
Segregated cash balances with brokers for futures contracts	270,955
Dividends and interest receivable	10,254
Receivable for investments sold	48,063
Prepaid expenses	202

Total Assets	31,966,039

Liabilities:
Payable for capital shares redeemed	1,405,422
Unrealized depreciation on swap agreements	136,175
Variation margin on futures contracts	22,045
Advisory fees payable	13,529
Management services fees payable	2,706
Administration fees payable	979
Administrative services fees payable	9,446
Distribution fees payable	5,434
Other accrued expenses	15,856

Total Liabilities	1,611,592

Net Assets	$30,354,447

Net Assets consist of:
Capital	$33,281,129
Accumulated net investment income/(loss)	(60,437)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(4,167,736)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	1,301,491

Net Assets	$30,354,447

Shares of Beneficial Interest Outstanding	1,450,116

Net Asset Value (offering and redemption price per share)	$20.93

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$45,524
Interest	25,159

Total Investment Income	70,683

Expenses:
Advisory fees	49,164
Management services fees	9,833
Administration fees	4,778
Administrative services fees	28,130
Distribution fees	16,273
Custody fees	15,894
Fund accounting fees	6,603
Transfer agent fees	5,138
Other fees	6,566

Total Gross Expenses before reductions	142,379
Less Expenses reduced by the Advisor	(12,773)

Total Net Expenses	129,606

Net Investment Income/(Loss)	(58,923)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	362,660
Net realized gains (losses) on futures contracts and swap agreements	2,687,749
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	518,425

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	3,568,834

Change in Net Assets Resulting from Operations	$3,509,911

See accompanying notes to the financial statements.

65

PROFUNDS VP

ProFund VP UltraMid-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the period May 1, 2002(a) through December 31, 2002

	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$(58,923)	$(48,816)
Net realized gains (losses) on investments, futures contracts and swap agreements	3,050,409	(7,293,223)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	518,425	783,066

Change in net assets resulting from operations	3,509,911	(6,558,973)

Capital Transactions:
Proceeds from shares issued	147,530,267	379,471,152
Cost of shares redeemed	(141,462,974)	(352,134,936)

Change in net assets resulting from capital transactions	6,067,293	27,336,216

Change in net assets	9,577,204	20,777,243
Net Assets:
Beginning of period	20,777,243	—

End of period	$30,354,447	$20,777,243

Share Transactions:
Issued	8,186,529	19,455,653
Redeemed	(7,936,000)	(18,256,066)

Change in shares	250,529	1,199,587

(a)	Commencement of operations

See accompanying notes to the financial statements.

66

PROFUNDS VP

ProFund VP UltraMid-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$17.32		$30.00

Investment Activities:
Net investment income/(loss)	(0.08	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	3.69		(12.59)

Total income/(loss) from investment activities	3.61		(12.68)

Net Asset Value, End of Period	$20.93		$17.32

Total Return	20.84	%(c)	(42.27	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$30,354,447		$20,777,243
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	(0.90	)%(d)	(0.72	)%(d)
Ratio of gross expenses to average net assets	2.17	%(d)	2.36	%(d)
Portfolio turnover(e)	582%		2,654%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

67

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (84.8%)

	Shares	Value
Aaron Rents, Inc.	1,175	$30,315
Abgenix, Inc.*	6,580	69,024
ABM Industries, Inc.	3,290	50,666
Actel Corp.*	1,880	38,540
Action Performance Cos., Inc.	1,410	26,790
Actuant Corp.*	940	44,481
Acuity Brands, Inc.	3,525	64,049
Adolor Corp.*	3,290	40,368
ADTRAN, Inc.*	2,350	120,532
Advanced Digital Information Corp.*	5,405	53,996
Advanced Neuromodulation Systems, Inc.*	705	36,498
ADVO, Inc.*	1,645	73,038
Aeroflex, Inc.*	5,875	45,473
AFC Enterprises, Inc.*	1,175	19,082
Agile Software Corp.*	3,995	38,552
AGL Resources, Inc.	6,580	167,395
Airborne, Inc.	5,405	112,965
Airgas, Inc.	5,875	98,406
AirTran Holdings, Inc.*	5,640	59,051
Alaska Air Group, Inc.*	2,115	45,367
Albany International Corp.—Class A	2,115	57,951
Albany Molecular Research, Inc.*	1,880	28,388
Alexander & Baldwin, Inc.	3,525	93,518
Alexandria Real Estate Equities, Inc.	2,115	95,175
Alkermes, Inc.*	4,700	50,525
Allen Telecom, Inc.*	3,760	62,115
Alliance Gaming Corp.*	3,525	66,658
Alpharma, Inc.	2,820	60,912
AMC Entertainment, Inc.*	2,585	29,572
Amcore Financial, Inc.	2,115	49,237
American Capital Strategies, Ltd.	7,990	199,271
American Italian Pasta Co.*	2,115	88,090
American Management Systems, Inc.*	3,995	57,049
American Medical Systems Holdings, Inc.*	5,405	91,182
American States Water Co.	1,410	38,493
American Tower Corp.*	13,865	122,704
AMERIGROUP Corp.*	705	26,226
Ameritrade Holding Corp.—Class A*	15,275	113,188
Ametek, Inc.	3,290	120,579
Amli Residential Properties Trust	1,410	33,206
AmSurg Corp.*	2,350	71,675
Amylin Pharmaceuticals, Inc.*	5,875	128,604
Analogic Corp.	705	34,376
Anchor BanCorp Wisconsin, Inc.	1,880	44,913
Anixter International, Inc.*	3,525	82,591
AnnTaylor Stores Corp.*	5,170	149,671
ANSYS, Inc.*	1,175	36,543
Anteon International Corp.*	1,410	39,353
Anthracite Capital, Inc.	5,875	70,853
Anworth Mortgage Asset Corp.	2,350	36,237
Apogee Enterprises, Inc.	2,350	21,197
Applera Corp.—Celera Genomics Group*	6,110	63,055
Applied Industrial Technologies, Inc.	1,645	34,710
Apria Healthcare Group, Inc.*	3,760	93,549
Arbitron, Inc.*	2,585	92,285
Arch Chemicals, Inc.	1,880	35,908
Arch Coal, Inc.	4,230	97,205
Argosy Gaming Co.*	2,350	49,139
Ariba, Inc.*	22,090	65,607

Common Stocks, continued

	Shares	Value
Arkansas Best Corp.	5,170	$122,993
Armor Holdings, Inc.*	2,115	28,341
Arris Group, Inc.*	5,405	26,809
Arrow International, Inc.	705	31,126
ArthroCare Corp.*	1,880	31,509
Ascential Software Corp.*	5,062	83,211
Asyst Technologies, Inc.*	3,290	22,010
Atherogenics, Inc.*	2,585	38,594
Atlantic Coast Airlines Holdings, Inc.*	3,525	47,552
ATMI, Inc.*	2,350	58,680
Atmos Energy Corp.	4,700	116,560
Atrix Laboratories, Inc.*	2,115	46,509
Atwood Oceanics, Inc.*	705	19,141
Avid Technology, Inc.*	2,820	98,897
Avista Corp.	4,230	59,855
Avocent Corp.*	5,170	154,738
Axcelis Technologies, Inc.*	10,810	66,157
Aztar Corp.*	3,055	49,216
Baldor Electric Co.	3,055	62,933
Bandag, Inc.	940	35,034
Bankatlantic Bancorp, Inc.—Class A	3,525	41,912
BankUnited Financial Corp.—Class A*	3,760	75,764
Banta Corp.	2,115	68,463
BARRA, Inc.*	2,350	83,895
Bay View Capital Corp.*	5,405	31,241
Beazer Homes U.S.A., Inc.*	1,645	137,358
Bedford Property Investors, Inc.	1,410	40,044
Belden, Inc.	2,115	33,607
Benchmark Electronics, Inc.*	1,880	57,829
Bio-Rad Laboratories, Inc.—Class A*	1,645	91,051
BioMarin Pharmaceutical, Inc.*	3,760	36,698
Black Box Corp.	2,350	85,070
Black Hills Corp.	2,350	72,145
Blyth, Inc.	2,820	76,704
Bob Evans Farms, Inc.	5,640	155,832
Borland Software Corp.*	8,930	87,246
Boston Private Financial Holdings, Inc.	2,820	59,446
Bowne & Co., Inc.	2,820	36,745
Boyd Gaming Corp.*	2,820	48,673
Brady Corp.—Class A	1,645	54,861
Brandywine Realty Trust	3,055	75,214
Briggs & Stratton Corp.	1,880	94,939
Bright Horizons Family Solutions, Inc.*	940	31,546
Brookline Bancorp, Inc.	6,110	85,540
Brooks Automation, Inc.*	6,345	71,952
Brown Shoe Company, Inc.	1,645	49,021
Burlington Coat Factory Warehouse Corp.	1,645	29,446
C&D Technologies, Inc.	2,350	33,746
Cabot Microelectronics Corp.*	3,995	201,627
Cabot Oil & Gas Corp.	2,585	71,372
CACI International, Inc.—Class A*	3,055	104,787
Cal Dive International, Inc.*	3,290	71,722
California Pizza Kitchen, Inc.*	1,410	30,315
Cambrex Corp.	2,115	48,687
Capital Automotive REIT	5,170	144,708
CARBO Ceramics, Inc.	705	26,261
Carlisle Cos., Inc.	2,820	118,890
Casey’s General Stores, Inc.	3,290	46,521
Cato Corp.—Class A	1,410	29,723

See accompanying notes to the financial statements.

68

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
CBL & Associates Properties, Inc.	2,350	$101,050
CDI Corp.*	1,175	30,503
Cell Genesys, Inc.*	7,050	60,912
Cell Therapeutics, Inc.*	2,820	27,439
Centex Construction Products, Inc.	705	28,263
Central Garden & Pet Co.*	1,175	28,024
CH Energy Group, Inc.	1,410	63,450
Charming Shoppes, Inc.*	8,930	44,382
Charter Municipal Mortgage Acceptance Co.	3,525	67,010
Chateau Communities, Inc.	3,055	90,397
Checkpoint Systems, Inc.*	3,055	43,228
Chelsea Property Group, Inc.	3,525	142,093
Chesapeake Corp.	1,175	25,674
Chesapeake Energy Corp.	14,335	144,783
Chiquita Brands International, Inc.*	3,055	44,298
Chittenden Corp.	4,700	128,544
Choice Hotels International, Inc.*	1,880	51,343
Christopher & Banks Corp.*	2,115	78,234
Ciber, Inc.*	4,700	32,994
Cima Labs, Inc.*	1,410	37,915
Cincinnati Bell, Inc.*	16,685	111,790
Claire’s Stores, Inc.	4,465	113,232
Clarcor, Inc.	2,115	81,533
CLECO Corp.	3,525	61,053
Cognex Corp.*	5,875	131,306
Cognizant Technology Solutions Corp.*	7,755	188,911
Coherent, Inc.*	2,820	67,483
Cohu, Inc.	1,880	29,328
Coinstar, Inc.*	3,290	62,049
Colonial Properties Trust	1,880	66,157
Commerce Group, Inc.	2,115	76,563
Commercial Federal Corp.	3,995	84,694
Commercial Metals Co.	2,115	37,626
Commercial NET Lease Realty	3,995	68,874
Commonwealth Telephone Enterprises, Inc.*	1,410	61,998
Commscope, Inc.*	4,700	44,650
Community Bank System, Inc.	940	35,720
Comstock Resources, Inc.*	1,880	25,718
CONMED Corp.*	3,290	60,075
Connetics Corp.*	2,820	42,215
Consolidated Graphics, Inc.*	940	21,507
Cooper Companies, Inc.	3,525	122,564
Corinthian Colleges, Inc.*	4,465	216,865
Corixa Corp.*	3,760	29,065
Corn Products International, Inc.	3,055	91,742
Cornerstone Realty Income Trust, Inc.	4,230	30,921
Corporate Executive Board Co.*	3,760	153,483
Corporate Office Properties Trust	1,645	27,850
Corrections Corp. of America*	2,350	59,525
Cost Plus, Inc.*	2,350	83,801
Covance, Inc.*	4,935	89,324
Cray, Inc.*	5,640	44,556
Credence Systems Corp.*	5,640	47,771
Cree Research, Inc.*	6,815	110,948
Crompton Corp.	9,635	67,927
Cross Country Healthcare, Inc.*	2,820	37,196
Crown American Realty Trust	2,115	22,715
Crown Holdings, Inc.*	16,450	117,453
Cuno, Inc.*	1,410	50,929

Common Stocks, continued

	Shares	Value
Curtiss-Wright Corp.	940	$59,407
CV Therapeutics, Inc.*	2,820	83,641
Cyberonics, Inc.*	4,465	96,043
Cytec Industries, Inc.*	4,465	150,917
Daktronics, Inc.*	1,175	19,211
Datascope Corp.	940	27,758
Del Monte Foods Co.*	18,565	164,114
Delphi Financial Group, Inc.—Class A	1,175	54,990
Delta & Pine Land Co.	3,290	72,314
Denbury Resources, Inc.*	2,115	28,404
Dendrite International, Inc.*	3,055	39,348
Digital Insight Corp.*	3,055	58,198
Digital River, Inc.*	6,110	117,923
Dime Community Bancshares, Inc.	3,055	77,750
DIMON, Inc.	3,525	25,239
Dionex Corp.*	1,645	65,389
Documentum, Inc.*	6,815	134,051
Dollar Thrifty Automotive Group, Inc.*	2,115	39,233
DoubleClick, Inc.*	10,105	93,471
DQE, Inc.	7,285	109,785
Dress Barn, Inc.*	1,880	23,820
DRS Technologies, Inc.*	2,115	59,051
DSP Group, Inc.*	3,055	65,774
Duane Reade, Inc.*	2,115	31,196
DuPont Photomasks, Inc.*	3,290	61,951
Dycom Industries, Inc.*	4,230	68,949
E.piphany, Inc.*	5,405	27,620
EarthLink, Inc.*	10,575	83,437
East-West Bancorp, Inc.	4,465	161,364
Eastgroup Properties, Inc.	1,410	38,070
Echelon Corp.*	2,350	32,360
Eclipsys Corp.*	3,525	36,801
EDO Corp.	1,410	24,957
eFunds Corp.*	4,700	54,191
EGL, Inc.*	7,285	110,732
El Paso Electric Co.*	3,995	49,258
Electro Scientific Industries, Inc.*	5,640	85,502
Electronics for Imaging, Inc.*	5,170	104,899
ElkCorp	1,645	37,013
EMCOR Group, Inc.*	1,410	69,598
Empire District Electric Co.	1,880	40,890
Endo Pharmaceuticals Holdings, Inc.*	1,880	31,810
Energen Corp.	3,055	101,732
Engineered Support Systems, Inc.	1,175	49,174
Entegris, Inc.*	4,465	60,010
Enterasys Networks, Inc.*	13,630	41,299
Entertainment Properties Trust	2,115	60,806
Enzo Biochem, Inc.*	1,984	42,696
Enzon, Inc.*	5,875	73,555
EPIQ Systems, Inc.*	1,645	28,245
Equity One, Inc.	1,880	30,832
eResearch Technology, Inc.*	7,990	177,058
ESCO Technologies, Inc.*	1,175	51,700
eSPEED, Inc.—Class A*	2,350	46,436
ESS Technology, Inc.*	6,580	64,155
Essex Property Trust, Inc.	1,880	107,630
Esterline Technologies Corp.*	1,880	32,731
Evergreen Resources, Inc.*	2,350	127,629
Exar Corp.*	3,525	55,801
Exelixis, Inc.*	3,995	27,725
Extreme Networks, Inc.*	11,515	61,030

See accompanying notes to the financial statements.

69

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Exult, Inc.*	3,995	$34,237
F5 Networks, Inc.*	2,585	43,557
FactSet Research Systems, Inc.	2,350	103,518
Federal Realty Investment Trust	4,935	157,919
Federal Signal Corp.	4,700	82,579
FEI Co.*	2,820	52,903
FelCor Lodging Trust, Inc.	4,230	33,206
Ferro Corp.	3,290	74,124
Fidelity National Information Solutions, Inc.*	1,175	30,644
Filenet Corp.*	6,580	118,703
Financial Federal Corp.*	1,410	34,404
Finish Line, Inc.—Class A*	1,645	36,535
First BanCorp.	2,820	77,409
First Community Bancorp—Class A	940	29,300
First Financial Holdings, Inc.	1,175	31,772
First Niagara Financial Group, Inc.	2,350	32,806
First Republic Bank*	2,820	75,012
FirstFed Financial Corp.*	2,820	99,517
Flagstar Bancorp, Inc.	3,290	80,441
FLIR Systems, Inc.*	6,110	184,216
Florida Rock Industries, Inc.	1,645	67,906
Flowers Foods, Inc.	2,820	55,723
FMC Corp.*	2,820	63,817
Fossil, Inc.*	4,935	116,268
Foundry Networks, Inc.*	9,870	142,128
Fred’s, Inc.	2,585	96,110
Fremont General Corp.	4,935	67,610
Frontier Oil Corp.	2,350	35,720
FTI Consulting, Inc.*	3,177	79,330
FuelCell Energy, Inc.*	5,170	42,342
G & K Services, Inc.	1,880	55,648
Gables Residential Trust	2,820	85,249
Gardner Denver, Inc.*	1,410	28,849
Gartner Group, Inc.*	7,050	53,439
Genesco, Inc.*	1,880	33,276
Genesis Microchip, Inc.*	3,055	41,365
Genlyte Group, Inc.*	940	32,872
Genta, Inc.*	3,525	46,953
Georgia Gulf Corp.	3,055	60,489
Getty Realty Corp.	1,410	31,471
Glenborough Realty Trust, Inc.	2,585	49,503
Glimcher Realty Trust	2,585	57,904
Global Industries, Ltd.*	5,640	27,185
GlobespanVirata, Inc.*	9,870	81,428
Gold Banc Corp., Inc.	4,700	49,397
Granite Construction, Inc.	2,820	54,031
Great Lakes Chemical Corp.	3,760	76,704
Great Lakes REIT, Inc.	1,880	30,080
Grey Wolf, Inc.*	14,100	56,964
Griffon Corp.*	2,350	37,600
Group 1 Automotive, Inc.*	1,645	53,314
Guitar Center, Inc.*	1,880	54,520
Gymboree Corp.*	2,115	35,490
Haemonetics Corp.*	1,410	26,367
Hain Celestial Group, Inc.*	1,880	30,061
Hancock Fabrics, Inc.	1,645	26,567
Handleman Co.*	2,115	33,840
Hanover Compressor Co.*	5,170	58,421
Harbor Florida Bancshares, Inc.	1,880	45,045
Harland (John H.) Co.	3,055	79,919

Common Stocks, continued

	Shares	Value
Headwaters, Inc.*	3,055	$44,878
Health Care REIT, Inc.	3,995	121,848
Healthcare Realty Trust, Inc.	3,760	109,604
Heartland Express, Inc.*	3,760	83,660
Hecla Mining Co.*	7,285	30,816
Heritage Property Investment Trust	1,880	50,910
Hilb, Rogal & Hamilton Co.	3,055	103,991
Hollywood Entertainment Corp.*	7,520	129,344
Home Properties of New York, Inc.	3,055	107,658
Hooper Holmes, Inc.	4,465	28,755
Horace Mann Educators Corp.	3,290	53,068
Hot Topic, Inc.*	6,580	177,067
Houston Exploration Co.*	940	32,618
Hovnanian Enterprises—Class A*	2,115	124,679
HRPT Properties Trust	11,280	103,776
Hughes Supply, Inc.	2,115	73,391
Hutchinson Technology, Inc.*	5,405	177,769
Hydril Co.*	940	25,615
Hyperion Solutions Corp.*	3,995	134,871
ICU Medical, Inc.*	1,175	36,601
Identix, Inc.*	7,050	44,768
IDEX Corp.	2,585	93,680
IDEXX Laboratories, Inc.*	6,110	205,784
IDX Systems Corp.*	1,410	21,883
IGEN International, Inc.*	2,350	73,790
IHOP Corp.	1,645	51,933
ILEX Oncology, Inc.*	2,820	54,736
Imagistics International, Inc.*	1,645	42,441
Imation Corp.	940	35,551
ImClone Systems, Inc.*	6,580	208,060
Immucor, Inc.*	940	20,483
IMPAC Mortgage Holdings, Inc.	4,465	74,521
INAMED Corp.*	1,645	88,320
Independent Bank Corp.	940	21,235
Informatica Corp.*	5,405	37,349
Insight Communications Co., Inc.*	4,230	55,751
Insight Enterprises, Inc.*	3,525	35,462
Insituform Technologies, Inc.—Class A*	2,115	37,393
Integra LifeSciences Holdings*	3,525	92,990
Inter-Tel, Inc.	2,115	44,880
Interdigital Communications Corp.*	4,700	109,839
Intergraph Corp.*	7,755	166,732
Intermagnetics General Corp.*	1,410	27,974
InterMune, Inc.*	2,350	37,859
International Multifoods Corp.*	1,410	32,303
Internet Security Systems, Inc.*	3,290	47,672
Interstate Bakeries Corp.	3,760	47,752
Invacare Corp.	2,115	69,795
Invision Technologies, Inc.*	1,410	35,039
Iomega Corp.*	4,465	47,329
Ionics, Inc.*	1,645	36,799
Irwin Financial Corp.	2,115	54,779
Itron, Inc.*	2,350	50,666
ITT Educational Services, Inc.*	4,700	137,475
J.B. Hunt Transport Services, Inc.*	2,585	97,584
Jack in the Box, Inc.*	3,055	68,127
Jacuzzi Brands, Inc.*	5,640	29,836
JAKKS Pacific, Inc.*	2,820	37,478
Jarden Corp.*	940	26,010
JDA Software Group, Inc.*	5,405	60,482

See accompanying notes to the financial statements.

70

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Jefferies Group, Inc.	2,350	$117,007
JM Smucker Co.	3,995	159,361
Jo-Ann Stores, Inc.—Class A*	1,880	47,564
Journal Register Co.*	2,585	46,763
Joy Global, Inc.*	3,995	59,006
K-Swiss, Inc.—Class A	940	32,449
K-V Pharmaceutical Co.*	1,880	52,264
Kansas City Southern Industries, Inc.*	5,405	65,022
Kaydon Corp.	3,055	63,544
Keane, Inc.*	4,700	64,061
Kellwood Co.	2,585	81,763
Kelly Services, Inc.—Class A	1,410	33,065
Kennametal, Inc.	3,055	103,381
Key Energy Group*	9,870	105,807
Kilroy Realty Corp.	2,350	64,625
Kirby Corp.*	1,645	46,389
Knight Trading Group, Inc.*	20,445	127,168
Knight Transportation, Inc.*	2,820	70,218
Koger Equity, Inc.	1,645	28,343
Kopin Corp.*	5,875	35,955
Korn/Ferry International*	3,290	26,649
Kroll, Inc.*	2,350	63,591
Kronos, Inc.*	3,055	155,225
La Quinta Corp.*	11,750	50,643
Laclede Group, Inc.	1,645	44,086
LandAmerica Financial Group, Inc.	1,645	78,138
Landauer, Inc.	705	29,490
Landry’s Restaurants, Inc.	2,115	49,914
Landstar System, Inc.*	1,410	88,619
Lattice Semiconductor Corp.*	7,990	65,758
Legato Systems, Inc.*	7,990	67,036
Lennox International, Inc.	3,760	48,391
Lexington Corporate Properties Trust	2,350	41,595
Libbey, Inc.	1,410	32,007
Liberty Corp.	1,645	69,913
Ligand Pharmaceuticals, Inc.—Class B*	4,935	67,067
Lincoln Electric Holdings, Inc.	2,820	57,556
Linens ‘n Things, Inc.*	4,465	105,419
Littelfuse, Inc.*	1,645	36,782
LNR Property Corp.	2,115	79,101
Lone Star Steakhouse & Saloon, Inc.	1,410	30,696
Lone Star Technologies, Inc.*	2,585	54,750
Longs Drug Stores Corp.	2,820	46,812
Longview Fibre Co.	4,230	34,686
Louisiana-Pacific Corp.*	10,105	109,538
LTX Corp.*	4,700	40,514
M.D.C. Holdings, Inc.	2,476	119,541
M/I Schottenstein Homes, Inc.	1,175	50,149
Macdermid, Inc.	2,350	61,805
Macerich Co.	5,170	181,621
Macrovision Corp.*	4,230	84,262
MAF Bancorp, Inc.	1,880	69,692
Magnum Hunter Resources, Inc.*	4,230	33,798
Manhattan Associates, Inc.*	2,350	61,030
Manitowoc Co.	2,350	52,405
Manufactured Home Communities, Inc.	1,645	57,756
Martek Biosciences Corp.*	1,880	80,727
Marvel Enterprises, Inc.*	4,230	80,793
MascoTech, Inc. (a)*	1,386	0
Massey Energy Co.	5,405	71,076

Common Stocks, continued

	Shares	Value
Maverick Tube Corp.*	3,290	$63,004
Maximus, Inc.*	1,410	38,958
Maxtor Corp.*	20,210	151,777
McDATA Corp.—Class A*	10,810	158,582
Mediacom Communications Corp.*	7,520	74,222
MEMC Electronic Materials, Inc.*	4,700	46,060
Mentor Corp.	6,580	127,520
Mentor Graphics Corp.*	10,340	149,723
Mercury Computer Systems, Inc.*	2,585	46,944
Merit Medical Systems, Inc.*	1,175	23,477
Meritage Corp.*	705	34,728
Methode Electronics, Inc.—Class A	2,820	30,315
MFA Mortgage Investments, Inc.	3,995	40,110
MGI Pharma, Inc.*	2,115	54,207
Micromuse, Inc.*	7,050	56,330
Micros Systems, Inc.*	1,410	46,502
Microsemi Corp.*	2,350	37,600
Mid-America Apartment Communities, Inc.	1,410	38,084
Mid-Atlantic Realty Trust	1,645	34,446
Millennium Chemicals, Inc.	5,640	53,636
Mills Corp.	2,820	94,611
Mine Safety Appliances Co.	705	30,752
Minerals Technologies, Inc.	1,880	91,481
Modine Manufacturing Co.	2,585	50,071
Monaco Coach Corp.*	2,115	32,423
Moog, Inc.—Class A*	1,175	40,831
Moore Wallace, Inc.*	1,170	17,176
Movie Gallery, Inc.*	1,410	26,015
MPS Group, Inc.*	7,990	54,971
Mueller Industries, Inc.*	2,820	76,450
Mykrolis Corp.*	3,290	33,394
Myriad Genetics, Inc.*	15,275	207,893
NACCO Industries, Inc.—Class A	470	27,702
National Health Investors, Inc.	2,115	39,001
National Penn Bancshares, Inc.	1,645	46,192
Nationwide Health Properties, Inc.	4,935	78,615
Nautica Enterprises, Inc.*	2,115	27,135
Nautilus Goup, Inc.	2,585	32,054
Navigant Consulting Co.*	3,760	44,556
NBTY, Inc.*	3,995	84,135
NCI Building Systems, Inc.*	1,645	27,472
NCO Group, Inc.*	1,645	29,462
NDCHealth Corp.	2,820	51,747
Nektar Therapeutics*	5,405	49,888
Net.B@nk, Inc.	15,040	197,926
NetIQ Corp.*	4,230	65,396
NetScreen Technologies, Inc.*	1,645	37,095
Neurocrine Biosciences, Inc.*	4,465	222,981
New Century Financial Corp.	1,880	82,062
New England Business Services, Inc.	1,175	35,250
New Jersey Resources Corp.	2,820	100,110
Newpark Resources, Inc.*	6,110	33,483
Newport Corp.*	3,290	48,692
Nextel Partners, Inc.—Class A*	6,580	48,034
Nordson Corp.	1,880	44,838
Northwest Natural Gas Co.	2,820	76,845
Novell, Inc.*	31,490	96,989
Noven Pharmaceuticals, Inc.*	2,350	24,064
NPS Pharmaceuticals, Inc.*	3,290	80,079
Nu Skin Enterprises, Inc.	3,995	41,748

See accompanying notes to the financial statements.

71

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
NUI Corp.	1,410	$21,883
O’Charley’s, Inc.*	1,410	30,357
Oceaneering International, Inc.*	2,115	54,038
OceanFirst Financial Corp.	940	22,964
Odyssey Healthcare, Inc.*	1,410	52,170
Odyssey Re Holdings Corp.	1,410	29,751
OfficeMax, Inc.*	9,870	64,649
Offshore Logistics, Inc.*	1,880	40,890
Ohio Casualty Corp.*	4,465	58,849
Olin Corp.	5,170	88,407
OmniVision Technologies, Inc.*	1,880	58,656
ONEOK, Inc.	8,460	166,069
Openwave Systems, Inc.*	15,510	30,245
Orbital Sciences Corp.*	3,760	27,448
Oriental Financial Group, Inc.	2,350	60,372
OshKosh B’Gosh, Inc.—Class A	940	25,380
Oshkosh Truck Corp.	1,410	83,641
OSI Pharmaceuticals, Inc.*	3,290	105,971
Overseas Shipholding Group, Inc.	2,350	51,724
Overture Services, Inc.*	4,700	85,211
Owens & Minor, Inc.	3,055	68,279
P.F. Chang’s China Bistro, Inc.*	3,290	161,900
Pacific Capital Bancorp	3,055	107,078
Pacific Sunwear of California, Inc.*	4,465	107,562
PacifiCare Health Systems, Inc.*	2,820	139,110
Palm, Inc.*	2,350	38,235
Pan Pacific Retail Properties	3,995	157,203
Panera Bread Co.*	4,700	187,999
Papa John’s International, Inc.*	1,175	32,959
Parametric Technology Corp.*	22,090	67,375
PAREXEL International Corp.*	2,115	29,504
Park Electrochemical Corp.	1,645	32,818
Parkway Properties, Inc.	705	29,645
Patina Oil & Gas Corp.	2,641	84,908
Paxar Corp.*	2,820	31,020
Payless ShoeSource, Inc.*	9,870	123,374
Pediatrix Medical Group, Inc.*	1,880	67,022
Pegasus Systems, Inc.*	2,115	34,369
Penn National Gaming, Inc.*	3,290	67,610
Penn Virginia Corp.	705	30,315
Pennsylvania REIT	1,410	42,230
Pep Boys-Manny, Moe & Jack	4,230	57,147
Perrigo Co.	5,875	91,885
PFF Bancorp, Inc.	940	36,331
Pharmaceutical Resources, Inc.*	235	11,435
Philadelphia Consolidated Holding Corp.*	1,645	66,458
Phillips-Van Heusen Corp.	2,115	28,827
Photon Dynamics, Inc.*	4,230	116,874
Photronics, Inc.*	4,935	86,116
Piedmont Natural Gas Company, Inc.	3,055	118,565
Pinnacle Systems, Inc.*	8,460	90,522
Pixelworks, Inc.*	3,760	22,334
Plains Exploration & Production Co.*	1,147	12,399
Plains Resources, Inc.*	2,115	29,927
Plantronics, Inc.*	3,760	81,479
Plexus Corp.*	7,990	92,125
PMA Capital Corp.—Class A	3,760	47,263
PNM Resources, Inc.	3,290	88,008
PolyMedica Corp.	705	32,282
PolyOne Corp.	6,815	30,327

Common Stocks, continued

	Shares	Value
Port Financial Corp.	1,175	$63,309
Possis Medical, Inc.*	1,410	19,345
Post Properties, Inc.	3,760	99,640
Potlatch Corp.	2,585	66,564
Power Integrations, Inc.*	2,820	68,582
Power-One, Inc.*	8,225	58,809
Powerwave Technologies, Inc.*	8,930	55,991
Pre-Paid Legal Services, Inc.*	1,410	34,587
Prentiss Properties Trust	3,760	112,762
PRG-Schultz International, Inc.*	3,525	20,798
Price Communications Corp.*	4,230	54,609
PRIMEDIA, Inc.*	11,515	35,121
Priority Healthcare Corp.—Class B*	2,115	39,233
ProAssurance Corp.*	2,115	57,084
Progress Software Corp.*	2,350	48,716
ProQuest Co.*	1,645	42,441
Prosperity Bancshares, Inc.	1,175	22,619
Protein Design Labs, Inc.*	10,575	147,839
Provident Bankshares Corp.	2,350	59,714
Province Healthcare Co.*	4,700	52,029
PS Business Parks, Inc.	940	33,182
PSS World Medical, Inc.*	6,110	35,133
Pulitzer, Inc.	940	46,455
Quanex Corp.	1,410	41,905
Quantum Corp.*	12,220	49,491
Quest Software, Inc.*	3,290	39,151
Quicksilver Resources, Inc.*	940	22,513
Quiksilver, Inc.*	4,700	77,503
R & G Finanical Corp.—Class B	1,410	41,877
RAIT Investment Trust	1,645	43,593
Ralcorp Holdings, Inc.*	2,585	64,522
Rambus, Inc.*	6,580	109,031
Range Resources Corp.*	4,465	27,996
RARE Hospitality International, Inc.*	1,880	61,438
Rayovac Corp.*	2,820	36,519
Realty Income Corp.	3,055	116,334
Red Hat, Inc.*	12,925	97,842
Redwood Trust, Inc.	940	37,515
Regal-Beloit Corp.	1,880	35,908
Regeneron Pharmaceuticals, Inc.*	3,055	48,116
Regis Corp.	6,815	197,975
RehabCare Group, Inc.*	1,410	20,657
Reliance Steel & Aluminum Co.	2,115	43,781
REMEC, Inc.*	4,700	32,712
Remington Oil & Gas Corp.*	1,880	34,554
ResMed, Inc.*	2,820	110,544
Resources Connection, Inc.*	1,645	39,250
Respironics, Inc.*	3,525	132,258
RFS Hotel Investors, Inc.	2,350	28,952
Right Management Consultants, Inc.*	1,645	20,809
RLI Corp.	1,410	46,389
Roadway Corp.	1,645	46,932
Rogers Corp.*	1,410	46,953
Rollins, Inc.	1,175	22,149
Roper Industries, Inc.	3,055	113,646
Roto-Rooter, Inc.	940	35,899
RSA Security, Inc.*	4,465	47,999
Ruddick Corp.	2,820	44,330
Russ Berrie & Co., Inc.	1,410	51,479
Russell Corp.	2,115	40,185

See accompanying notes to the financial statements.

72

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Ryan’s Family Steak Houses, Inc.*	3,760	$52,640
S1 Corp.*	5,875	23,735
Sandisk Corp.*	5,640	227,573
SangStat Medical Corp.*	16,920	221,482
Saxon Capital, Inc.*	2,350	40,843
Scansoft, Inc.*	4,935	26,797
School Specialty, Inc.*	2,115	60,193
Schulman (A.), Inc.	4,700	75,482
Schweitzer-Mauduit International, Inc.	1,410	34,037
SCP Pool Corp.*	2,350	80,840
Seacoast Financial Services Corp.	2,115	41,877
SEACOR SMIT, Inc.*	2,115	77,176
Select Medical Corp.*	1,410	35,010
Selective Insurance Group, Inc.	2,115	52,981
Senior Housing Properties Trust	3,995	54,172
Sensient Technologies Corp.	3,760	86,442
Sepracor, Inc.*	6,345	114,400
SERENA Software, Inc.*	2,115	44,161
Service Corporation International*	24,675	95,492
Shopko Stores, Inc.*	2,585	33,605
Shuffle Master, Inc.*	4,465	131,225
Shurgard Storage Centers, Inc.—Class A	3,525	116,607
Sierra Health Services, Inc.*	2,350	47,000
Sierra Pacific Resources*	8,930	53,044
Silicon Graphics, Inc.*	15,980	18,217
Silicon Image, Inc.*	4,935	27,537
Silicon Laboratories, Inc.*	2,820	75,125
Simpson Manufacturing Co., Inc.*	1,410	51,606
Sinclair Broadcast Group—Class A*	3,760	43,654
Skyworks Solutions, Inc.*	11,985	81,138
SL Green Realty Corp.	3,760	131,186
Smith (A.O.) Corp.	1,410	39,692
Sola International, Inc.*	1,880	32,712
Solutia, Inc.	8,695	18,955
Sonic Corp.*	3,290	83,665
Sonus Networks, Inc.*	15,275	76,833
Sotheby’s Holdings, Inc.—Class A*	3,760	27,974
Sourcecorp*	1,410	30,456
South Financial Group, Inc.	7,990	186,406
Southern Peru Copper Corp.	1,175	17,978
Southern Union Co.*	3,525	59,714
Southwest Bancorporation of Texas, Inc.*	5,170	168,076
Southwest Gas Corp.	2,820	59,728
Southwestern Energy Co.*	2,350	35,274
Sovran Self Storage, Inc.	1,175	37,013
Spanish Broadcasting System, Inc.*	4,935	40,220
Spartech Corp.	1,175	24,922
Speedway Motorsports, Inc.	1,175	31,490
Spherion Corp.*	4,935	34,298
Spinnaker Exploration Co.*	2,115	55,413
SPS Technologies, Inc.	940	25,418
St. Mary Land & Exploration Co.	2,585	70,571
Stage Stores, Inc.*	1,880	44,180
Standard Pacific Corp.	3,290	109,096
Standard Register Co.	1,410	23,237
StarTek, Inc.*	940	24,722
Staten Island Bancorp, Inc.	4,935	96,134
Station Casinos, Inc.*	6,110	154,277
Steel Dynamics, Inc.*	2,820	38,634
Stericycle, Inc.	3,055	117,556

Common Stocks, continued

	Shares	Value
Sterling Bancshares, Inc.	3,525	$46,107
Sterling Financial Corp.*	1,221	29,744
Stewart & Stevenson Services, Inc.	2,350	37,013
Stewart Enterprises, Inc.—Class A*	7,990	34,357
Stewart Information Services Corp.*	1,645	45,813
Stone Energy Corp.*	1,880	78,810
Strayer Education, Inc.	940	74,683
Stride Rite Corp.	3,055	30,428
Summit Properties, Inc.	1,880	38,822
Sunrise Assisted Living, Inc.*	1,645	36,815
Superior Energy Services, Inc.*	4,230	40,100
Superior Industries International, Inc.	3,055	127,394
SureWest Communications	1,175	35,544
SurModics, Inc.*	3,760	114,680
Susquehanna Bancshares, Inc.	3,525	82,309
Swift Energy Co.*	2,115	23,265
Sybron Dental Special, Inc.*	3,290	77,644
Sycamore Networks, Inc.*	13,395	51,303
Sylvan Learning Systems, Inc.*	6,110	139,552
Symyx Technologies, Inc.*	2,350	38,352
Take-Two Interactive Software, Inc.*	4,230	119,878
Taubman Centers, Inc.	3,055	58,534
Techne Corp.*	6,110	185,377
Technitrol, Inc.*	3,525	53,051
Tecumseh Products Co.	1,645	63,020
Tekelec*	4,230	47,799
Teledyne Technologies, Inc.*	2,585	33,864
Telik, Inc.*	2,820	45,317
Tennant Co.	705	25,909
Terex Corp.*	3,525	68,808
Tesoro Petroleum Corp.*	5,640	38,803
Tetra Tech, Inc.*	4,230	72,460
TETRA Technologies, Inc.*	1,175	34,839
Texas Industries, Inc.	1,880	44,744
Texas Regional Bancshares, Inc.—Class A	2,115	73,391
The Medicines Co.*	2,350	46,272
The Men’s Wearhouse, Inc.*	2,585	56,482
The Topps Company, Inc.*	3,055	26,242
Thomas & Betts Corp.*	3,760	54,332
Thor Industries, Inc.	1,410	57,556
Thoratec Corp.*	4,230	63,027
Thornburg Mortgage Asset Corp.	6,110	150,917
THQ, Inc.*	5,875	105,750
Tibco Software, Inc.*	6,815	34,688
Tom Brown, Inc.*	3,055	84,898
Too, Inc.*	4,230	85,658
Toro Co.	2,350	93,413
Town & Country Trust	1,410	32,783
Tractor Supply Co.*	1,410	67,328
Tredegar Corp.	2,115	31,704
Triad Guaranty, Inc.*	705	26,755
Triarc Cos., Inc.*	1,175	35,238
Trimble Navigation, Ltd.*	2,115	48,497
Trimeris, Inc.*	1,880	85,878
Trinity Industries, Inc.	3,290	60,898
TriQuint Semiconductor, Inc.*	11,750	48,880
Triumph Group, Inc.*	1,410	39,720
Tuesday Morning Corp.*	1,645	43,264
Tupperware Corp.	4,465	64,117
U.S. Restaurant Properties, Inc.	2,350	36,895

See accompanying notes to the financial statements.

73

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
UCBH Holdings, Inc.	6,110	$175,234
UGI Corp.	4,230	134,091
UICI*	3,290	49,580
UIL Holdings Corp.	1,175	47,646
Ultratech Stepper, Inc.*	2,115	39,106
Umpqua Holdings Corp.	2,585	49,089
Unifi, Inc.*	4,230	26,226
Unisource Energy Corp.	2,350	44,180
Unit Corp.*	3,290	68,794
United Defense Industries, Inc.*	1,880	48,767
United Natural Foods, Inc.*	1,645	46,290
United Online, Inc.*	1,880	47,639
United Stationers, Inc.*	3,055	110,499
United Surgical Partners International, Inc.*	4,935	111,482
United Therapeutics Corp.*	1,410	30,710
Universal Compression Holdings, Inc.*	1,410	29,413
Universal Corp.	2,350	99,405
Universal Health Realty Income Trust	940	25,380
Urban Outfitters, Inc.*	2,115	75,929
US Oncology, Inc.*	5,875	43,416
USEC, Inc.	7,990	56,089
USF Corp.	2,585	69,717
Valhi, Inc.	2,115	20,346
Valmont Industries, Inc.	1,175	22,866
Varian Semiconductor Equipment Associates, Inc.*	4,700	139,871
Varian, Inc.*	3,055	105,917
VCA Antech, Inc.*	1,880	36,792
Vector Group, Ltd.	1,880	32,900
Veeco Instruments, Inc.*	6,580	112,057
Ventana Medical Systems, Inc.*	1,175	31,937
Ventas, Inc.	7,285	110,368
Verity, Inc.*	5,170	65,452
Viasys Healthcare, Inc.*	2,350	48,645
Vignette Corp.*	19,740	41,059
Vintage Petroleum, Inc.	4,230	47,714
VISX, Inc.*	4,230	73,391
Vitesse Semiconductor Corp.*	17,155	84,403
W Holding Co., Inc.	3,760	63,619
W-H Energy Services, Inc.*	2,115	41,200
Wabtec Corp.	3,055	42,495
Walter Industries, Inc.	2,350	27,613
Washington REIT	3,525	95,880
Waste Connections, Inc.*	2,585	90,604
Watsco, Inc.	1,645	27,241
Watson Wyatt & Company Holdings*	1,645	38,131
Watts Industries, Inc.—Class A	1,410	25,169
Wausau-Mosinee Paper Corp.	3,290	36,848
Waypoint Financial Corp.	3,290	59,352
WD-40 Co.	1,410	40,256
WebEx Communications, Inc.*	2,585	36,061
webMethods, Inc.*	3,995	32,479
Websense, Inc.*	1,880	29,441
Wellman, Inc.	2,820	31,584
Werner Enterprises, Inc.	3,760	79,712
Westar Energy, Inc.	6,345	102,979
Western Digital Corp.*	16,215	167,014
Western Gas Resources, Inc.	1,645	65,142
Westport Resources Corp.*	1,880	42,770

Common Stocks, continued

	Shares	Value
WGL Holdings, Inc.	5,170	$138,038
Wilson Greatbatch Technologies, Inc.*	2,115	76,352
Winnebago Industries, Inc.	1,175	44,533
Wintrust Financial Corp.	1,410	41,736
WMS Industries, Inc.*	2,115	32,973
Wolverine World Wide, Inc.	3,760	72,418
Woodward Governor Co.	705	30,315
Worthington Industries, Inc.	6,580	88,171
WPS Resources Corp.	4,935	198,387
Wright Medical Group, Inc.*	1,410	26,790
WSFS Financial Corp.	1,880	72,192
XM Satellite Radio Holdings, Inc.— Class A*	8,460	93,482
Yankee Candle Co., Inc.*	2,350	54,567
Yellow Corp.*	5,170	119,686
Zoll Medical Corp.*	705	23,660
Zoran Corp.*	3,290	63,201

TOTAL COMMON STOCKS		51,583,182

Warrant (0.0%)
Microstrategy, Inc.	3,674	735

TOTAL WARRANT		735

Convertible Bond (0.3%)

	Principal Amount
Microstrategy, Inc., 7.50%, 06/24/07	$155,600	181,274

TOTAL CONVERTIBLE BOND		181,274

Federal Home Loan Bank (14.1%)
Federal Home Loan Bank, 0.51%, 07/01/03	8,606,000	8,605,880

TOTAL FEDERAL HOME LOAN BANK		8,605,880

TOTAL INVESTMENTS (Cost $55,583,310)(b) —99.2%		60,371,071
Net other assets (liabilities)—0.8%		476,564

NET ASSETS—100.0%		$60,847,635

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
Russell 2000 Futures Contract expiring September 2003 (Underlying face amount at value $41,208,600)	183	$(487,740)

See accompanying notes to the financial statements.

74

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
Russell 2000 Index Swap Agreements expiring 08/27/03-09/26/03 (Underlying notional amount at value $29,130,268)	64,969	$(36,418)

*	Non-income producing security
(a)	Escrowed security
(b)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$5,484,320
Unrealized depreciation	(696,559)

Net unrealized appreciation/depreciation	$4,787,761

The ProFund VP UltraSmall-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.1%
Aerospace/Defense	0.7%
Agriculture	0.4%
Airlines	0.2%
Apparel	0.8%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.4%
Banks	3.6%
Biotechnology	1.8%
Building Materials	0.6%
Chemicals	2.2%
Coal	0.3%
Commercial Services	3.8%
Computers	4.2%
Distribution/Wholesale	0.6%
Diversified Financial Services	1.0%
Electric	1.6%
Electrical Components & Equipment	0.7%
Electronics	2.3%
Energy—Alternate Sources	0.1%
Engineering & Construction	0.4%

Entertainment	0.8%
Environmental Control	0.6%
Food	1.6%
Forest Products & Paper	0.5%
Gas	1.8%
Hand/Machine Tools	0.4%
Healthcare—Products	3.5%
Healthcare—Services	1.7%
Holding Companies—Diversified	0.0%
Home Builders	1.1%
Household Products/Wares	1.0%
Housewares	0.2%
Insurance	1.4%
Internet	2.7%
Investment Companies	0.3%
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.6%
Machinery—Construction & Mining	0.2%
Machinery—Diversified	1.2%
Manufacturing	1.4%
Media	0.8%
Metal Fabricate/Hardware	0.6%
Mining	0.2%
Office/Business Equipment	0.1%
Oil & Gas	2.3%
Oil & Gas Services	1.1%
Packaging & Containers	0.2%
Pharmaceuticals	3.9%
Pipelines	0.2%
Real Estate	0.2%
Real Estate Investment Trust	7.6%
Retail	5.9%
Savings & Loans	1.8%
Semiconductors	3.5%
Software	3.9%
Telecommunications	2.6%
Textiles	0.4%
Toys/Games/Hobbies	0.3%
Transportation	2.1%
Water	0.1%
Other	14.9%

See accompanying notes to the financial statements.

75

PROFUNDS VP

ProFund VP UltraSmall-Cap

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $55,583,310)	$60,371,071
Cash	11,129
Segregated cash balances with brokers for futures contracts	3,054,225
Dividends and interest receivable	54,710
Receivable for investments sold	5,482,837
Receivable for capital shares issued	2,429
Prepaid expenses	771

Total Assets	68,977,172

Liabilities:
Payable for capital shares redeemed	7,949,101
Unrealized depreciation on swap agreements	36,418
Variation margin on futures contracts	23,950
Advisory fees payable	41,000
Management services fees payable	8,200
Administration fees payable	2,716
Administrative services fees payable	27,345
Distribution fees payable	14,655
Other accrued expenses	26,152

Total Liabilities	8,129,537

Net Assets	$60,847,635

Net Assets consist of:
Capital	$99,319,421
Accumulated net investment income/(loss)	(110,715)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(42,624,674)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	4,263,603

Net Assets	$60,847,635

Shares of Beneficial Interest Outstanding	3,128,734

Net Asset Value (offering and redemption price per share)	$19.45

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$122,944
Dividends	113,319

Total Investment Income	236,263

Expenses:
Advisory fees	140,221
Management services fees	28,044
Administration fees	11,669
Administrative services fees	88,691
Distribution fees	46,594
Custody fees	23,226
Fund accounting fees	15,754
Transfer agent fees	12,534
Other fees	17,714

Total Gross Expenses before reductions	384,447
Less Expenses reduced by the Advisor	(15,105)

Total Net Expenses	369,342

Net Investment Income/(Loss)	(133,079)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	(398,852)
Net realized gains (losses) on futures contracts and swap agreements	7,182,629
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	4,731,986

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	11,515,763

Change in Net Assets Resulting from Operations	$11,382,684

See accompanying notes to the financial statements.

76

PROFUNDS VP

ProFund VP UltraSmall-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(133,079)	$(322,840)
Net realized gains (losses) on investments, futures contracts and swap agreements	6,783,777	(12,936,146)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swaps agreements	4,731,986	(12,513,542)

Change in net assets resulting from operations	11,382,684	(25,772,528)

Capital Transactions:
Proceeds from shares issued	222,850,375	914,822,517
Cost of shares redeemed	(203,946,395)	(947,529,845)

Change in net assets resulting from capital transactions	18,903,980	(32,707,328)

Change in net assets	30,286,664	(58,479,856)
Net Assets:
Beginning of period	30,560,971	89,040,827

End of period	$60,847,635	$30,560,971

Share Transactions:
Issued	13,570,182	45,257,718
Redeemed	(12,529,225)	(46,661,053)

Change in shares	1,040,957	(1,403,335)

See accompanying notes to the financial statements.

77

PROFUNDS VP

ProFund VP UltraSmall-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the year ended December 31, 2000		For the period October 18, 1999(a) through December 31, 1999
	(Unaudited)
Net Asset Value, Beginning of Period	$14.64		$25.51		$27.61		$35.99		$30.00

Net investment income/(loss)	(0.06	)(b)	(0.16	)(b)	(0.17	)(b)	(0.04	)(b)	0.06	(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swaps agreements	4.87		(10.71)		(1.93)		(7.90)		5.93

Total income/(loss) from investment operations	4.81		(10.87)		(2.10)		(7.94)		5.99

Distributions to Shareholders From:
Net investment income	—		—		—		(0.02)		—
Net realized gains on investments and futures contracts	—		—		—		(0.42)		—

Total distributions	—		—		—		(0.44)		—

Net Asset Value, End of Period	$19.45		$14.64		$25.51		$27.61		$35.99

Total Return	32.86	%(c)	(42.61)%		(7.61)%		(22.14)%		19.97	%(c)
Ratios/Supplemental Data:
Net assets, end of period	$60,847,635		$30,560,971		$89,040,827		$33,387,952		$9,803,920
Ratio of net expenses to average net assets	1.97	%(d)	1.98%		2.11%		1.95%		1.70	%(d)
Ratio of net investment income/(loss) to average net assets	(0.71	)%(d)	(0.78)%		(0.69)%		(0.12)%		1.75	%(d)
Ratio of gross expenses to average net assets	2.05	%(d)	2.15%		2.11%		2.24%		2.53	%(d)
Portfolio turnover(e)	215%		1,511%		842%		1,971%		686%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

78

PROFUNDS VP ProFund VP UltraOTC (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (81.9%)

	Shares	Value
ADC Telecommunications, Inc.*	53,654	$124,907
Adobe Systems, Inc.	12,159	389,939
Altera Corp.*	28,757	471,615
Amazon.com, Inc.*	13,896	507,065
American Power Conversion Corp.*	10,615	165,488
Amgen, Inc.*	32,231	2,141,428
Apollo Group, Inc.—Class A*	9,457	584,064
Apple Computer, Inc.*	27,213	520,313
Applied Materials, Inc.*	45,934	728,513
BEA Systems, Inc.*	19,879	215,886
Bed Bath & Beyond, Inc.*	21,230	823,936
Biogen, Inc.*	9,843	374,034
Biomet, Inc.	18,528	531,012
Broadcom Corp.—Class A*	10,229	254,804
Brocade Communications Systems, Inc.*	13,896	81,847
C.H. Robinson Worldwide, Inc.	4,439	157,851
CDW Corp.*	4,632	212,146
Cephalon, Inc.*	2,702	111,214
Check Point Software Technologies, Ltd.*	12,931	252,801
Chiron Corp.*	13,896	607,533
CIENA Corp.*	27,599	143,239
Cintas Corp.	11,001	389,875
Cisco Systems, Inc.*	134,135	2,238,713
Citrix Systems, Inc.*	10,422	212,192
Comcast Corp.—Special Class A*	50,759	1,531,907
Compuware Corp.*	12,545	72,385
Comverse Technology, Inc.*	10,422	156,643
Costco Wholesale Corp.*	12,931	473,275
Dell Computer Corp.*	50,566	1,616,089
DENTSPLY International, Inc.	4,053	165,768
Dollar Tree Stores, Inc.*	5,790	183,717
eBay, Inc.*	12,738	1,327,046
EchoStar Communications Corp.— Class A*	13,510	467,716
Electronic Arts, Inc.*	7,913	585,483
Ericsson (LM) Telephone Co.—ADR*	6,369	67,702
Expeditors International of Washington, Inc.	5,404	187,194
Express Scripts, Inc.—Class A*	3,667	250,529
Fastenal Co.	3,860	131,008
First Health Group Corp.*	5,211	143,824
Fiserv, Inc.*	12,931	460,473
Flextronics International, Ltd.*	30,301	314,828
Gentex Corp.*	4,246	129,970
Genzyme Corp.—General Division*	14,475	605,055
Gilead Sciences, Inc.*	10,615	589,982
Henry Schein, Inc.*	2,123	111,118
Human Genome Sciences, Inc.*	6,948	88,379
ICOS Corp.*	3,281	120,577
IDEC Pharmaceuticals Corp.*	9,071	308,414
Intel Corp.	122,362	2,543,172
InterActiveCorp*	27,985	1,107,366
Intuit, Inc.*	13,896	618,789
Invitrogen Corp.*	2,509	96,270
JDS Uniphase Corp.*	85,885	301,456
Juniper Networks, Inc.*	13,317	164,731
KLA-Tencor Corp.*	12,352	574,244
Lamar Advertising Co.*	4,439	156,297

Common Stocks, continued

	Shares	Value
Lincare Holdings, Inc.*	5,404	$170,280
Linear Technology Corp.	22,388	721,117
Maxim Integrated Products, Inc.	24,318	831,432
MedImmune, Inc.*	14,475	526,456
Mercury Interactive Corp.*	4,825	186,293
Microchip Technology, Inc.	9,071	223,419
Microsoft Corp.	197,632	5,061,355
Millennium Pharmaceuticals, Inc.*	17,370	273,230
Molex, Inc.	5,211	140,645
Monster Worldwide, Inc.*	6,369	125,660
Network Appliance, Inc.*	18,914	306,596
Nextel Communications, Inc.— Class A*	68,322	1,235,262
Novellus Systems, Inc.*	8,106	296,850
NVIDIA Corp.*	9,264	213,165
Oracle Corp.*	116,958	1,405,834
PACCAR, Inc.	6,948	469,407
PanAmSat Corp.*	10,808	199,191
Patterson Dental Co.*	3,474	157,650
Patterson-UTI Energy, Inc.*	4,439	143,824
Paychex, Inc.	19,107	560,026
PeopleSoft, Inc.*	23,932	420,964
Petsmart, Inc.*	7,527	125,475
Pixar Animation Studios*	2,895	176,132
QLogic Corp.*	5,211	251,848
Qualcomm, Inc.	50,952	1,821,534
RF Micro Devices, Inc.*	11,194	67,388
Ross Stores, Inc.	4,053	173,225
Ryanair Holdings PLC—ADR*	3,281	147,317
Sanmina-SCI Corp.*	29,143	183,892
Siebel Systems, Inc.*	30,687	292,754
Sigma-Aldrich Corp.	3,667	198,678
Smurfit-Stone Container Corp.*	12,931	168,491
Staples, Inc.*	17,563	322,281
Starbucks Corp.*	28,950	709,854
Sun Microsystems, Inc.*	75,077	345,354
Symantec Corp.*	8,299	363,994
Synopsys, Inc.*	3,667	226,804
Tellabs, Inc.*	12,545	82,421
Teva Pharmaceutical Industries, Ltd.—ADR	10,422	593,325
VeriSign, Inc.*	11,966	165,490
Veritas Software Corp.*	22,774	652,931
Whole Foods Market, Inc.*	3,088	146,773
Xilinx, Inc.*	23,932	605,719
Yahoo!, Inc.*	15,440	505,814

TOTAL COMMON STOCKS		49,887,972

Federal Agricultural Mortgage Corporation (3.0%)

	Principal Amount
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$1,811,000	1,810,975

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		1,810,975

See accompanying notes to the financial statements.

79

PROFUNDS VP ProFund VP UltraOTC (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Home Loan Bank (3.0%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$1,811,000	$1,810,975

TOTAL FEDERAL HOME LOAN BANK		1,810,975

Federal National Mortgage Association (3.0%)
Federal National Mortgage Association, 0.51%, 07/01/03	1,811,000	1,810,975

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		1,810,975

Repurchase Agreements (5.9%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $1,807,040 (Collateralized by a Federal Home Loan Bank Security)	1,807,000	1,807,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with maturity value of $1,811,028 (Collateralized by U.S. Treasury Notes)	1,811,000	1,811,000

TOTAL REPURCHASE AGREEMENTS		3,618,000

TOTAL INVESTMENTS (Cost $45,150,049)(a)—96.8%		58,938,897
Net other assets (liabilities)—3.2%		1,963,502

NET ASSETS—100.0%		$60,902,399

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $31,732,800)	264	(828,038)
Futures Contracts Sold

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $2,572,280)	(107)	6,179

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
NASDAQ-100 Index Swap Agreements expiring 07/25/03-07/28/03 (Underlying notional amount at value $42,847,811)	35,656	$(126,936)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$13,828,346
Unrealized depreciation	(39,498)

Net unrealized appreciation/depreciation	$13,788,848

ADR	American Depositary Receipt

The ProFund VP UltraOTC invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.5%
Airlines	0.2%
Auto Manufacturers	0.8%
Biotechnology	7.6%
Chemicals	0.3%
Commercial Services	2.1%
Computers	6.2%
Distribution/Wholesale	0.6%
Electrical Components & Equipment	0.5%
Electronics	1.0%
Food	0.2%
Healthcare—Products	1.6%
Healthcare—Services	0.3%
Internet	6.9%
Media	2.5%
Oil & Gas	0.2%
Packaging & Containers	0.3%
Pharmaceuticals	3.4%
Retail	4.6%
Semiconductors	12.7%
Software	16.6%
Telecommunications	11.6%
Textiles	0.6%
Transportation	0.6%
Other	18.1%

See accompanying notes to the financial statements.

80

PROFUNDS VP

ProFund VP UltraOTC

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $41,532,049)	$55,320,897
Repurchase agreements, at cost	3,618,000

Total Investments	58,938,897
Cash	92,558
Segregated cash balances with brokers for futures contracts	2,946,640
Dividends and interest receivable	1,279
Receivable for capital shares issued	2,267,333
Prepaid expenses	1,688

Total Assets	64,248,395

Liabilities:
Payable for capital shares redeemed	2,959,190
Unrealized depreciation on swap agreements	126,936
Variation margin on futures contracts	153,878
Advisory fees payable	37,030
Management services fees payable	7,405
Administration fees payable	2,505
Administrative services fees payable	25,243
Distribution fees payable	13,801
Other accrued expenses	20,008

Total Liabilities	3,345,996

Net Assets	$60,902,399

Net Assets consist of:
Capital	$462,210,634
Accumulated net investment income/(loss)	(387,160)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(413,761,128)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	12,840,053

Net Assets	$60,902,399

Shares of Beneficial Interest Outstanding	28,726,229

Net Asset Value (offering and redemption price per share)	$2.12

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$49,163
Dividends	34,444

Total Investment Income	83,607

Expenses:
Advisory fees	182,758
Management services fees	36,552
Administration fees	13,449
Administrative services fees	116,981
Distribution fees	60,704
Custody fees	16,183
Fund accounting fees	19,430
Transfer agent fees	17,202
Other fees	24,216

Total Gross Expenses before reductions	487,475
Less Expenses reduced by the Advisor	(13,780)

Total Net Expenses	473,695

Net Investment Income/(Loss)	(390,088)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	1,965,675
Net realized gains (losses) on futures contracts and swap agreements	9,633,142
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	7,684,863

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	19,283,680

Change in Net Assets Resulting from Operations	$18,893,592

See accompanying notes to the financial statements.

81

PROFUNDS VP

ProFund VP UltraOTC

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(390,088)	$(901,925)
Net realized gains (losses) on investments, futures contracts and swap agreements	11,598,817	(62,271,783)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	7,684,863	(4,586,398)

Change in net assets resulting from operations	18,893,592	(67,760,106)

Capital Transactions:
Proceeds from shares issued	316,079,569	707,471,957
Cost of shares redeemed	(327,259,260)	(688,654,704)

Change in net assets resulting from capital transactions	(11,179,691)	18,817,253

Change in net assets	7,713,901	(48,942,853)
Net Assets:
Beginning of period	53,188,498	102,131,351

End of period	$60,902,399	$53,188,498

Share Transactions:
Issued	183,550,294	287,626,436
Redeemed	(190,224,404)	(273,382,614)

Change in shares	(6,674,110)	14,243,822

See accompanying notes to the financial statements.

82

PROFUNDS VP

ProFund VP UltraOTC

Financial Highlights

For a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002		For the year ended December 31, 2001		For the year ended December 31, 2000		For the period October 18, 1999(a) through December 31, 1999
Net Asset Value, Beginning of Period	$1.50		$4.83		$15.44		$70.93		$30.00

Net investment income/(loss)	(0.01	)(b)	(0.04	)(b)	(0.11	)(b)	(0.40	)(b)	(0.06)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	0.63		(3.29)		(10.50)		(51.29)		40.99

Total income/(loss) from investment activities	0.62		(3.33)		(10.61)		(51.69)		40.93

Distributions to Shareholders From:
Net realized gains on investments and futures contracts	—		—		—		(3.80)		—

Net Asset Value, End of Period	$2.12		$1.50		$4.83		$15.44		$70.93

Total Return	41.33	%(c)	(68.94)%		(68.72)%		(73.37)%		136.43	%(c)
Ratios/Supplemental Data:
Net assets, end of period	$60,902,399		$53,188,498		$102,131,351		$115,497,878		$67,897,587
Ratio of net expenses to average net assets	1.94	%(d)	1.98%		1.95%		1.65%		1.65	%(d)
Ratio of net investment income/(loss) to average net assets	(1.60	)%(d)	(1.64)%		(1.60)%		(0.79)%		(0.77	)%(d)
Ratio of gross expenses to average net assets	2.00	%(d)	2.08%		1.95%		1.65%		1.97	%(d)
Portfolio turnover(e)	532%		982%		465%		683%		101%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

83

PROFUNDS VP ProFund VP Bear (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (19.4%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$21,647,000	$21,646,699

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		21,646,699

Federal Home Loan Bank (19.4%)
Federal Home Loan Bank, 0.51%, 07/01/03	21,647,000	21,646,699

TOTAL FEDERAL HOME LOAN BANK		21,646,699

Federal National Mortgage Association (19.4%)
Federal National Mortgage Association, 0.51%, 07/01/03	21,647,000	21,646,700

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		21,646,700

Repurchase Agreements (38.8%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $21,642,481 (Collateralized by a Federal Home Loan Bank Security)	21,642,000	21,642,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with a maturity value of $21,649,331 (Collateralized by U.S. Treasury Notes)	21,649,000	21,649,000

TOTAL REPURCHASE AGREEMENTS		43,291,000

Options Purchased (0.0%)

	Contracts	Value
S&P 500 Futures Option expiring July 2003 @ $1,250	400	$3,000

TOTAL OPTIONS PURCHASED		3,000

TOTAL INVESTMENTS (Cost $108,238,801)(a)—97.0%		108,234,098
Net other assets (liabilities)—3.0%		3,373,248

NET ASSETS—100.0%		$111,607,346

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ Depreciation
S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $44,028,250)	(181)	$175,936
E-Mini S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $97,300)	(2)	1,947
Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
S&P 500 Index Swap Agreements expiring 07/28/03-09/26/03 (Underlying notional amount at value $67,657,943)	(69,428)	$119,417

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$22
Unrealized depreciation	(4,725)

Net unrealized appreciation/depreciation	$(4,703)

See accompanying notes to the financial statements.

84

PROFUNDS VP

ProFund VP Bear

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $64,947,801)	$64,943,098
Repurchase agreements, at cost	43,291,000

Total Investments	108,234,098
Segregated cash balances with brokers for futures contracts	2,621,667
Interest receivable	812
Receivable for capital shares issued	802,489
Unrealized appreciation on swap agreements	119,417
Variation margin on futures contracts	58,682
Prepaid expenses	4,496

Total Assets	111,841,661

Liabilities:
Cash overdraft	45,382
Payable for capital shares redeemed	1,247
Advisory fees payable	57,609
Management services fees payable	11,522
Administration fees payable	3,940
Administrative services fees payable	41,363
Distribution fees payable	21,146
Other accrued expenses	52,106

Total Liabilities	234,315

Net Assets	$111,607,346

Net Assets consist of:
Capital	$126,039,447
Accumulated net investment income/(loss)	(497,716)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(14,226,982)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	292,597

Net Assets	$111,607,346

Shares of Beneficial Interest Outstanding	3,011,968

Net Asset Value (offering and redemption price per share)	$37.05

Statement of Operations
For the six months ended June 30, 2003
Investment Income:
Interest	$648,990

Expenses:
Advisory fees	439,576
Management services fees	87,916
Administration fees	25,877
Administrative services fees	286,524
Distribution fees	146,341
Custody fees	32,961
Fund accounting fees	47,842
Transfer agent fees	42,964
Other fees	60,498

Total Gross Expenses before reductions	1,170,499
Less Expenses reduced by the Advisor	(17,234)

Total Net Expenses	1,153,265

Net Investment Income/(Loss)	(504,275)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	104,655
Net realized gains (losses) on futures contracts and swap agreements	(12,725,857)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	705,086

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	(11,916,116)

Change in Net Assets Resulting from Operations	$(12,420,391)

See accompanying notes to the financial statements.

85

PROFUNDS VP

ProFund VP Bear

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002

From Investment Activities:
Operations:
Net investment income/(loss)	$(504,275)	$(417,938)
Net realized gains (losses) on investments, futures contracts and swap agreements	(12,621,202)	3,179,720
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	705,086	(228,289)

Change in net assets resulting from operations	(12,420,391)	2,533,493

Distributions to Shareholders From:
Net investment income	—	(163,471)

Change in net assets resulting from distributions	—	(163,471)

Capital Transactions:
Proceeds from shares issued	851,898,132	2,094,654,367
Dividends reinvested	—	163,471
Cost of shares redeemed	(805,808,180)	(2,056,540,320)

Change in net assets resulting from capital transactions	46,089,952	38,277,518

Change in net assets	33,669,561	40,647,540
Net Assets:
Beginning of period	77,937,785	37,290,245

End of period	$111,607,346	$77,937,785

Share Transactions:
Issued	21,012,941	52,297,216
Reinvested	—	3,845
Redeemed	(19,843,767)	(51,521,540)

Change in shares	1,169,174	779,521

See accompanying notes to the financial statements.

86

PROFUNDS VP

ProFund VP Bear

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$42.29		$35.07		$30.00

Investment Activities:
Net investment income/(loss)	(0.18	)(b)	(0.23	)(b)	0.26	(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	(5.06)		7.53		4.81

Total income/(loss) from investment activities	(5.24)		7.30		5.07

Distribution to Shareholders From:
Net investment income	—		(0.08)		—

Net Asset Value, End of Period	$37.05		$42.29		$35.07

Total Return	(12.39	)%(c)	20.82%		16.90	%(c)
Ratios/Supplemental Data:
Net assets, end of period	$111,607,346		$77,937,785		$37,290,245
Ratio of net expenses to average net assets	1.97	%(d)	1.98%		1.89	%(d)
Ratio of net investment income/(loss) to average net assets	(0.86	)%(d)	(0.57)%		0.77	%(d)
Ratio of gross expenses to average net assets	2.00	%(d)	2.03%		1.89	%(d)
Portfolio turnover(e)	—		—		1,144%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

87

PROFUNDS VP ProFund VP Short OTC (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (18.8%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$6,329,000	$6,328,912

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		6,328,912

Federal Home Loan Bank (18.8%)
Federal Home Loan Bank, 0.51%, 07/01/03	6,329,000	6,328,912

TOTAL FEDERAL HOME LOAN BANK		6,328,912

Federal National Mortgage Association (18.8%)
Federal National Mortgage Association, 0.51%, 07/01/03	6,329,000	6,328,912

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		6,328,912

Repurchase Agreements (37.7%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $6,329,141 (Collateralized by a Federal Home Loan Bank Security)	6,329,000	6,329,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with maturity value of $6,329,097 (Collateralized by U.S. Treasury Notes)	6,329,000	6,329,000

TOTAL REPURCHASE AGREEMENTS		12,658,000

Options Purchased (0.0%)

	Contracts
NASDAQ Futures Option expiring July 2003 @ $2,000	70	210

TOTAL OPTIONS PURCHASED		210

TOTAL INVESTMENTS (Cost $31,645,665)(a)—94.1%		31,644,946
Net other assets (liabilities)—5.9%		1,996,506

NET ASSETS—100.0%		$33,641,452

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $432,720)	18	$(13,557)
Futures Contracts Sold
NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $2,524,200)	(21)	$4,406
Swap Agreements

	Units
NASDAQ-100 Index Swap Agreements expiring 07/28/03-09/26/03 (Underlying notional amount at value $31,495,638)	(26,209)	$93,150

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$1,004
Unrealized depreciation	(1,723)

Net unrealized appreciation/depreciation	$(719)

See accompanying notes to the financial statements.

88

PROFUNDS VP

ProFund VP Short OTC

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $18,987,665)	$18,986,946
Repurchase agreements, at cost	12,658,000

Total Investments	31,644,946
Cash	4,576
Segregated cash balances with brokers for futures contracts	3,414
Interest receivable	237
Receivable for capital shares issued	1,970,703
Unrealized appreciation on swap agreements	93,150
Variation margin on futures contracts	459
Prepaid expenses	1,147

Total Assets	33,718,632

Liabilities:
Payable for capital shares redeemed	577
Advisory fees payable	22,452
Management services fees payable	4,490
Administration fees payable	1,497
Administrative services fees payable	15,716
Distribution fees payable	8,301
Other accrued expenses	24,147

Total Liabilities	77,180

Net Assets	$33,641,452

Net Assets consist of:
Capital	$44,061,061
Accumulated net investment income/(loss)	123,309
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(10,626,198)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	83,280

Net Assets	$33,641,452

Shares of Beneficial Interest Outstanding	1,282,242

Net Asset Value (offering and redemption price per share)	$26.24

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$202,174

Expenses:
Advisory fees	131,400
Management services fees	26,280
Administration fees	8,644
Administrative services fees	86,161
Distribution fees	43,635
Custody fees	15,185
Fund accounting fees	15,292
Transfer agent fees	13,683
Other fees	18,016

Total Gross Expenses before reductions	358,296
Less Expenses reduced by the Advisor	(13,307)

Total Net Expenses	344,989

Net Investment Income/(Loss)	(142,815)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	33,090
Net realized gains (losses) on futures contracts and swap agreements	(7,884,319)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	(161,896)

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	(8,013,125)

Change in Net Assets Resulting from Operations	$(8,155,940)

See accompanying notes to the financial statements.

89

PROFUNDS VP

ProFund VP Short OTC

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$(142,815)	$(83,806)
Net realized gains (losses) on investments, futures contracts and swap agreements	(7,851,229)	(2,439,654)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	(161,896)	245,176

Change in net assets resulting from operations	(8,155,940)	(2,278,284)

Capital Transactions:
Proceeds from shares issued	468,647,786	432,051,198
Cost of shares redeemed	(440,880,611)	(415,742,697)

Change in net assets resulting from capital transactions	27,767,175	16,308,501

Change in net assets	19,611,235	14,030,217
Net Assets:
Beginning of period	14,030,217	—

End of period	$33,641,452	$14,030,217

Share Transactions:
Issued	15,720,106	12,634,107
Redeemed	(14,858,298)	(12,213,673)

Change in shares	861,808	420,434

(a)	Commencement of operations

See accompanying notes to the financial statements.

90

PROFUNDS VP

ProFund VP Short OTC

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$33.37		$30.00

Investment Activities:
Net investment income/(loss)	(0.12	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	(7.01)		3.46	(c)

Total income/(loss) from investment activities	(7.13)		3.37

Net Asset Value, End of Period	$26.24		$33.37

Total Return	(21.37	)%(d)	11.23	%(d)
Ratios/Supplemental Data:
Net assets, end of period	$33,641,452		$14,030,217
Ratio of net expenses to average net assets	1.97	%(e)	1.96	%(e)
Ratio of net investment income/(loss) to average net assets	(0.82	)%(e)	(0.39	)%(e)
Ratio of gross expenses to average net assets	2.05	%(e)	1.96	%(e)
Portfolio turnover(f)	—		—

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

91

PROFUNDS VP ProFund VP Banks (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.6%)

	Shares	Value
Amcore Financial, Inc.	276	$6,425
AmSouth Bancorp	3,956	86,399
Anchor BanCorp Wisconsin, Inc.	276	6,594
Associated Banc Corp.	736	27,144
Astoria Financial Corp.	828	23,126
BancorpSouth, Inc.	828	17,264
Bank of America Corp.	16,836	1,330,548
Bank of Hawaii Corp.	644	21,349
Bank of New York Co., Inc.	8,188	235,405
Bank One Corp.	11,064	411,360
Banknorth Group, Inc.	1,840	46,957
Bay View Capital Corp.*	644	3,722
BB&T Corp.	5,336	183,025
BSB Bancorp, Inc.	92	2,283
Charter One Financial, Inc.	2,576	80,320
Chittenden Corp.	368	10,065
Citizens Banking Corp.	460	12,314
City National Corp.	460	20,498
Colonial BancGroup, Inc.	1,288	17,865
Comerica, Inc.	1,932	89,838
Commerce Bancorp, Inc.	736	27,306
Commerce Bancshares, Inc.	736	28,667
Commercial Federal Corp.	460	9,752
Community First Bankshares, Inc.	460	12,558
Compass Bancshares, Inc.	1,380	48,203
Cullen/Frost Bankers, Inc.	552	17,719
Dime Community Bancshares, Inc.	276	7,024
Downey Financial Corp.	276	11,399
East-West Bancorp, Inc.	276	9,975
F.N.B. Corp.	460	13,920
Fifth Third Bancorp	5,428	311,242
First BanCorp.	460	12,627
First Midwest Bancorp, Inc.	552	15,903
First Sentinel Bancorp, Inc.	276	4,408
First Tennessee National Corp.	1,380	60,596
First Virginia Banks, Inc.	736	31,736
FirstFed Financial Corp.*	184	6,493
FirstMerit Corp.	828	18,928
Fleet Boston Financial Corp.	11,776	349,865
Fremont General Corp.	736	10,083
Fulton Financial Corp.	1,196	23,765
GBC Bancorp	92	3,533
Golden West Financial Corp.	1,472	117,774
Greater Bay Bancorp	552	11,338
GreenPoint Financial Corp.	920	46,865
Harbor Florida Bancshares, Inc.	276	6,613
Hibernia Corp.	1,748	31,744
Hudson City Bancorp, Inc.	828	21,172
Hudson United Bancorp	460	15,709
Huntington Bancshares, Inc.	2,392	46,692
Independence Community Bank Corp.	552	15,577
IndyMac Bancorp, Inc.	644	16,371
J.P. Morgan Chase & Co.	22,816	779,851
KeyCorp	4,784	120,892
M&T Bank Corp.	1,196	100,727

Common Stocks, continued

	Shares	Value
MAF Bancorp, Inc.	276	$10,231
Marshall & Ilsley Corp.	2,392	73,147
Mercantile Bankshares Corp.	736	28,984
National City Corp.	6,900	225,699
National Commerce Financial Corp.	2,300	51,037
Net.B@nk, Inc.	552	7,264
New York Community Bancorp	1,471	42,791
North Fork Bancorp, Inc.	1,748	59,537
Northern Trust Corp.	2,208	92,272
OceanFirst Financial Corp.	92	2,248
Old National Bancorp	736	16,928
Pacific Capital Bancorp	368	12,898
Pacific Northwest Bancorp	184	6,396
Park National Corp.	92	10,511
People’s Bank	644	18,670
PFF Bancorp, Inc.	92	3,556
PNC Financial Services Group	3,220	157,168
Popular, Inc.	1,380	53,254
Provident Bankshares Corp.	276	7,013
Provident Financial Group, Inc.	368	9,432
Provident Financial Services, Inc.	736	14,021
Regions Financial Corp.	2,484	83,910
Republic Bancorp, Inc.	644	8,642
Roslyn Bancorp, Inc.	828	17,794
Silicon Valley Bancshares*	368	8,762
Sky Financial Group, Inc.	1,012	21,981
South Financial Group, Inc.	552	12,878
SouthTrust Corp.	3,864	105,101
Southwest Bancorporation of Texas, Inc.*	368	11,964
Sovereign Bancorp, Inc.	2,944	46,074
Staten Island Bancorp, Inc.	644	12,545
Sterling Bancshares, Inc.	460	6,017
SunTrust Banks, Inc.	2,760	163,778
Synovus Financial Corp.	3,404	73,186
TCF Financial Corp.	736	29,322
Texas Regional Bancshares, Inc.—Class A	276	9,577
Trustmark Corp.	552	14,059
U.S. Bancorp	21,528	527,436
UCBH Holdings, Inc.	460	13,193
Union Planters Corp.	2,208	68,514
UnionBanCal Corp.	552	22,836
United Bankshares, Inc.	460	13,179
Valley National Bancorp	1,012	26,666
W Holding Co., Inc.	552	9,340
Wachovia Corp.	15,180	606,593
Washington Federal, Inc.	735	17,001
Washington Mutual, Inc.	10,396	429,354
Webster Financial Corp.	460	17,388
Wells Fargo & Co.	18,860	950,543
Westamerica Bancorporation	368	15,853
Whitney Holding Corp.	460	14,706
Wilmington Trust Corp.	736	21,602
Zions Bancorp	1,012	51,217

TOTAL COMMON STOCKS		9,333,596

See accompanying notes to the financial statements.

92

PROFUNDS VP ProFund VP Banks (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Home Loan Bank (0.1%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$5,000	$5,000

TOTAL FEDERAL HOME LOAN BANK		5,000

TOTAL INVESTMENTS (Cost $8,646,325)(a)—99.7%		9,338,596
Net other assets (liabilities)—0.3%		31,309

NET ASSETS—100.0%		$9,369,905

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$696,633
Unrealized depreciation	(4,362)

Net unrealized appreciation/depreciation	$692,271

See accompanying notes to the financial statements.

93

PROFUNDS VP

ProFund VP Banks

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $8,646,325)	$9,338,596
Cash	704
Dividends and interest receivable	12,771
Receivable for investments sold	74,337
Receivable for capital shares issued	4,459,398
Prepaid expenses	89

Total Assets	13,885,895

Liabilities:
Payable for investments purchased	4,500,539
Advisory fees payable	2,015
Management services fees payable	403
Administration fees payable	225
Administrative services fees payable	2,360
Distribution fees payable	1,180
Other accrued expenses	9,268

Total Liabilities	4,515,990

Net Assets	$9,369,905

Net Assets consist of:
Capital	$11,697,624
Accumulated net investment income/(loss)	114,083
Accumulated net realized gains (losses) on investments	(3,134,073)
Net unrealized appreciation/depreciation on investments	692,271

Net Assets	$9,369,905

Shares of Beneficial Interest Outstanding	320,343

Net Asset Value (offering and redemption price per share)	$29.25

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$73,326
Interest	59

Total Investment Income	73,385

Expenses:
Advisory fees	17,149
Management services fees	3,430
Administration fees	1,240
Administrative services fees	11,440
Distribution fees	5,716
Custody fees	9,267
Fund accounting fees	2,745
Transfer agent fees	2,531
Other fees	2,779

Total Gross Expenses before reductions	56,297
Less Expenses reduced by the Advisor	(11,150)

Total Net Expenses	45,147

Net Investment Income/(Loss)	28,238

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(138,790)
Change in net unrealized appreciation (depreciation) on investments	237,002

Net Realized and Unrealized Gains (Losses) on Investments	98,212

Change in Net Assets Resulting from Operations	$126,450

See accompanying notes to the financial statements.

94

PROFUNDS VP

ProFund VP Banks

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$28,238	$80,892
Net realized gains (losses) on investments	(138,790)	(2,995,283)
Change in net unrealized appreciation (depreciation) on investments	237,002	455,269

Change in net assets resulting from operations	126,450	(2,459,122)

Capital Transactions:
Proceeds from shares issued	46,647,438	122,686,766
Cost of shares redeemed	(43,186,472)	(114,445,155)

Change in net assets resulting from capital transactions	3,460,966	8,241,611

Change in net assets	3,587,416	5,782,489
Net Assets:
Beginning of period	5,782,489	—

End of period	$9,369,905	$5,782,489

Share Transactions:
Issued	1,731,256	4,414,472
Redeemed	(1,633,447)	(4,191,938)

Change in shares	97,809	222,534

(a)	Commencement of operations

See accompanying notes to the financial statements.

95

PROFUNDS VP

ProFund VP Banks

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$25.98		$30.00

Investment Activities:
Net investment income/(loss)	0.17	(b)	0.19	(b)
Net realized and unrealized gains (losses) on investments	3.10		(4.21)

Total income/(loss) from investment activities	3.27		(4.02)

Net Asset Value, End of Period	$29.25		$25.98

Total Return	12.59	%(c)	(13.40	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$9,369,905		$5,782,489
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	1.23	%(d)	1.06	%(d)
Ratio of gross expenses to average net assets	2.46	%(d)	2.11	%(d)
Portfolio turnover(e)	911%		1,183%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

96

PROFUNDS VP ProFund VP Basic Materials (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (100.8%)

	Shares	Value
Air Products & Chemicals, Inc.	1,748	$72,717
Airgas, Inc.	483	8,090
AK Steel Holding Corp.*	828	2,997
Albemarle Corp.	276	7,720
Alcoa, Inc.	6,900	175,949
Allegheny Technologies, Inc.	552	3,643
Avery Dennison Corp.	782	39,256
Boise Cascade Corp.	483	11,544
Bowater, Inc.	460	17,227
Cabot Corp.	437	12,542
Cabot Microelectronics Corp.*	207	10,447
Cambrex Corp.	207	4,765
Caraustar Industries, Inc.*	230	1,842
Carpenter Technology Corp.	161	2,512
Cleveland-Cliffs, Inc.*	92	1,642
Crompton Corp.	943	6,648
Cytec Industries, Inc.*	322	10,884
Dow Chemical Co.	7,429	230,002
Du Pont (E.I.) de Nemours	8,119	338,074
Eastman Chemical Co.	552	17,482
Ecolab, Inc.	1,518	38,861
Engelhard Corp.	1,035	25,637
Ferro Corp.	322	7,255
FMC Corp.*	276	6,246
Freeport-McMoRan Copper & Gold, Inc.—Class B	1,104	27,048
Fuller (H. B.) Co.	230	5,065
Georgia Gulf Corp.	253	5,009
Georgia Pacific Corp.	1,633	30,945
Great Lakes Chemical Corp.	322	6,569
Hercules, Inc.*	805	7,970
IMC Global, Inc.	851	5,710
International Flavors & Fragrances, Inc.	667	21,297
International Paper Co.	3,588	128,199
Louisiana-Pacific Corp.*	851	9,225
Lubrizol Corp.	368	11,404
Lyondell Chemical Co.	1,311	17,738
Macdermid, Inc.	230	6,049
MeadWestvaco Corp.	1,633	40,335
Meridian Gold, Inc.*	805	9,249
Millennium Chemicals, Inc.	529	5,031
Minerals Technologies, Inc.	161	7,834
Newmont Mining Corp.	2,944	95,562
Nucor Corp.	575	28,089
Olin Corp.	483	8,259

Common Stocks, continued

	Shares	Value
OM Group, Inc.	207	$3,049
Phelps Dodge Corp.*	690	26,455
Pope & Talbot, Inc.	92	1,017
Potlatch Corp.	230	5,923
PPG Industries, Inc.	1,380	70,021
Praxair, Inc.	1,334	80,173
Rayonier, Inc.	345	11,385
Rohm & Haas Co.	1,173	36,398
RPM, Inc.	943	12,966
RTI International Metals, Inc.*	161	1,744
Ryerson Tull, Inc.	184	1,616
Schulman (A.), Inc.	230	3,694
Sigma-Aldrich Corp.	506	27,415
Solutia, Inc.	851	1,855
Stillwater Mining Co.*	368	1,892
Tredegar Corp.	230	3,448
United States Steel Corp.	851	13,931
Valspar Corp.	391	16,508
Wausau-Mosinee Paper Corp.	161	1,803
WD-40 Co.	138	3,940
Wellman, Inc.	253	2,834
Weyerhaeuser Co.	1,794	96,876
Worthington Industries, Inc.	575	7,705

TOTAL COMMON STOCKS		1,963,217

Federal Home Loan Bank (1.8%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$35,000	35,000

TOTAL FEDERAL HOME LOAN BANK		35,000

TOTAL INVESTMENTS (Cost $1,800,446)(a)—102.6%		1,998,217
Net other assets (liabilities)—(2.6)%		(51,267)

NET ASSETS—100.0%		$1,946,950

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$204,333
Unrealized depreciation	(6,562)

Net unrealized appreciation/depreciation	$197,771

See accompanying notes to the financial statements.

97

PROFUNDS VP

ProFund VP Basic Materials

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $1,800,446)	$1,998,217
Cash	748
Dividends and interest receivable	4,285
Receivable for investments sold	1,279,870
Prepaid expenses	146

Total Assets	3,283,266

Liabilities:
Payable for capital shares redeemed	1,329,527
Advisory fees payable	1,012
Management services fees payable	203
Administration fees payable	95
Administrative services fees payable	999
Distribution fees payable	500
Other accrued expenses	3,980

Total Liabilities	1,336,316

Net Assets	$1,946,950

Net Assets consist of:
Capital	$4,289,024
Accumulated net investment income/(loss)	53,819
Accumulated net realized gains (losses) on investments	(2,593,664)
Net unrealized appreciation/depreciation on investments	197,771

Net Assets	$1,946,950

Shares of Beneficial Interest Outstanding	73,965

Net Asset Value (offering and redemption price per share)	$26.33

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$37,121
Interest	40

Total Investment Income	37, 161

Expenses:
Advisory fees	9,023
Management services fees	1,805
Administration fees	681
Administrative services fees	6,010
Distribution fees	3,008
Custody fees	4,405
Fund accounting fees	1,422
Transfer agent fees	1,383
Other fees	1,453

Total Gross Expenses before reductions	29,190
Less Expenses reduced by the Advisor	(5,400)

Total Net Expenses	23,790

Net Investment Income/(Loss)	13,371

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(152,256)
Change in net unrealized appreciation (depreciation) on investments	(69,702)

Net Realized and Unrealized Gains (Losses) on Investments	(221,958)

Change in Net Assets Resulting from Operations	$(208,587)

See accompanying notes to the financial statements.

98

PROFUNDS VP

ProFund VP Basic Materials

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$13,371	$37,574
Net realized gains (losses) on investments	(152,256)	(2,441,408)
Change in net unrealized appreciation (depreciation) on investments	(69,702)	267,473

Change in net assets resulting from operations	(208,587)	(2,136,361)

Capital Transactions:
Proceeds from shares issued	25,078,631	94,107,644
Cost of shares redeemed	(26,774,093)	(88,120,284)

Change in net assets resulting from capital transactions	(1,695,462)	5,987,360

Change in net assets	(1,904,049)	3,850,999
Net Assets:
Beginning of period	3,850,999	—

End of period	$1,946,950	$3,850,999

Share Transactions:
Issued	1,016,087	3,436,644
Redeemed	(1,092,231)	(3,286,535)

Change in shares	(76,144)	150,109

(a)	Commencement of operations

See accompanying notes to the financial statements.

99

PROFUNDS VP

ProFund VP Basic Materials

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$25.66		$30.00

Investment Activities:
Net investment income/(loss)	0.14	(b)	0.23	(b)
Net realized and unrealized gains (losses) on investments	0.53	(c)	(4.57)

Total income/(loss) from investment activities	0.67		(4.34)

Net Asset Value, End of Period	$26.33		$25.66

Total Return	2.61	%(d)	(14.47	)%(d)
Ratios/Supplemental Data:
Net assets, end of period	$1,946,950		$3,850,999
Ratio of net expenses to average net assets	1.98	%(e)	1.98	%(e)
Ratio of net investment income/(loss) to average net assets	1.11	%(e)	1.25	%(e)
Ratio of gross expenses to average net assets	2.43	%(e)	2.21	%(e)
Portfolio turnover(f)	782%		2,498%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

100

PROFUNDS VP ProFund VP Biotechnology (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (85.7%)

	Shares	Value
Abgenix, Inc.*	9,018	$94,599
Affymetrix, Inc.*	5,678	111,913
Albany Molecular Research, Inc.*	3,006	45,391
Alexion Pharmaceuticals, Inc.*	2,004	34,168
Alkermes, Inc.*	7,014	75,401
Amgen, Inc.*	87,944	5,842,998
Amylin Pharmaceuticals, Inc.*	9,686	212,027
Applera Corp.—Applied Biosystems Group	24,716	470,345
Applera Corp.—Celera Genomics Group*	8,350	86,172
Biogen, Inc.*	17,368	659,984
Celgene Corp.*	9,686	294,454
Cell Genesys, Inc.*	4,008	34,629
Cell Therapeutics, Inc.*	3,674	35,748
Charles River Laboratories International, Inc.*	5,344	171,970
Chiron Corp.*	12,692	554,894
Covance, Inc.*	7,348	132,999
Cubist Pharmaceuticals, Inc.*	3,340	35,604
CuraGen Corp.*	4,676	25,952
CV Therapeutics, Inc.*	3,006	89,158
Delta & Pine Land Co.	4,342	95,437
Enzo Biochem, Inc.*	2,906	62,537
Enzon, Inc.*	4,676	58,544
Gene Logic, Inc.*	3,674	21,934
Genentech, Inc.*	25,050	1,806,606
Genzyme Corp.—General Division*	25,384	1,061,051
Gilead Sciences, Inc.*	23,714	1,318,023
Human Genome Sciences, Inc.*	14,028	178,436
ICOS Corp.*	6,680	245,490
IDEC Pharmaceuticals Corp.*	18,370	624,580
IDEXX Laboratories, Inc.*	4,008	134,989
ImClone Systems, Inc.*	7,014	221,783
Immunomedics, Inc.*	5,010	31,613
IMS Health, Inc.	26,386	474,684
Incyte Genomics, Inc.*	8,016	37,194
InterMune, Inc.*	3,006	48,427
Invitrogen Corp.*	5,344	205,049
Laboratory Corp. of America Holdings*	17,368	523,645
Lexicon Genetics, Inc.*	4,008	26,894
Ligand Pharmaceuticals, Inc.—Class B*	6,012	81,703
Maxygen, Inc.*	3,006	32,976
Medarex, Inc.*	9,018	59,429
MedImmune, Inc.*	28,056	1,020,397
Millennium Pharmaceuticals, Inc.*	32,398	509,621
Molecular Devices Corp.*	1,670	26,570
Monsanto Co.	30,728	664,954
Myriad Genetics, Inc.*	3,006	40,912

Common Stocks, continued

	Shares	Value
Nabi Biopharmaceuticals*	4,676	$32,077
Neurocrine Biosciences, Inc.*	3,340	166,800
OSI Pharmaceuticals, Inc.*	4,342	139,856
PAREXEL International Corp.*	3,006	41,934
Pharmaceutical Product Development, Inc.*	5,678	163,129
Pharmacopeia, Inc.*	2,672	22,044
Protein Design Labs, Inc.*	11,022	154,088
Quest Diagnostics, Inc.*	9,686	617,967
Quintiles Transnational Corp.*	13,026	184,838
Regeneron Pharmaceuticals, Inc.*	3,674	57,866
Savient Pharmaceuticals, Inc.*	7,014	32,545
Techne Corp.*	4,676	141,870
Theragenics Corp.*	3,674	15,798
Transkaryotic Therapies, Inc.*	3,006	34,689
Trimeris, Inc.*	2,672	122,057
Tularik, Inc.*	5,344	53,119
United Therapeutics Corp.*	2,004	43,647
Vertex Pharmaceuticals, Inc.*	8,016	117,034
Xoma Ltd.*	8,350	44,506

TOTAL COMMON STOCKS		20,807,748

Federal Home Loan Bank (0.4%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$101,000	100,999

TOTAL FEDERAL HOME LOAN BANK		100,999

TOTAL INVESTMENTS (Cost $13,447,411)(a)—86.1%		20,908,747
Net other assets (liabilities)—13.9%		3,375,824

NET ASSETS—100.0%		$24,284,571

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$7,466,680
Unrealized depreciation	(5,344)

Net unrealized appreciation/depreciation	$7,461,336

See accompanying notes to the financial statements.

101

PROFUNDS VP

ProFund VP Biotechnology

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $13,447,411)	$20,908,747
Cash	533
Dividends and interest receivable	1,459
Receivable for investments sold	11,461,221
Receivable for capital shares issued	282
Prepaid expenses	635

Total Assets	32,372,877

Liabilities:
Payable for capital shares redeemed	8,011,546
Advisory fees payable	23,114
Management services fees payable	4,622
Administration fees payable	1,551
Administrative services fees payable	16,264
Distribution fees payable	8,132
Other accrued expenses	23,077

Total Liabilities	8,088,306

Net Assets	$24,284,571

Net Assets consist of:
Capital	$35,823,274
Accumulated net investment income/(loss)	(226,508)
Accumulated net realized gains (losses) on investments	(18,773,531)
Net unrealized appreciation/depreciation on investments	7,461,336

Net Assets	$24,284,571

Shares of Beneficial Interest Outstanding	1,171,237

Net Asset Value (offering and redemption price per share)	$20.73

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$13,711
Interest	293

Total Investment Income	14,004

Expenses:
Advisory fees	91,303
Management services fees	18,261
Administration fees	6,034
Administrative services fees	60,938
Distribution fees	30,434
Custody fees	13,130
Fund accounting fees	10,962
Transfer agent fees	9,732
Other fees	13,057

Total Gross Expenses before reductions	253,851
Less Expenses reduced by the Advisor	(13,339)

Total Net Expenses	240,512

Net Investment Income/(Loss)	(226,508)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	1,061,536
Change in net unrealized appreciation (depreciation) on investments	5,280,486

Net Realized and Unrealized Gains (Losses) on Investments	6,342,022

Change in Net Assets Resulting from Operations	$6,115,514

See accompanying notes to the financial statements.

102

PROFUNDS VP

ProFund VP Biotechnology

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(226,508)	$(383,375)
Net realized gains (losses) on investments	1,061,536	(11,482,154)
Change in net unrealized appreciation (depreciation) on investments	5,280,486	(1,086,874)

Change in net assets resulting from operations	6,115,514	(12,952,403)

Distributions to Shareholders From:
Net realized gains on investments	—	(225,790)

Change in net assets resulting from distributions	—	(225,790)

Capital Transactions:
Proceeds from shares issued	107,334,219	201,154,183
Dividends reinvested	—	225,790
Cost of shares redeemed	(103,411,197)	(218,202,707)

Change in net assets resulting from capital transactions	3,923,022	(16,822,734)

Change in net assets	10,038,536	(30,000,927)
Net Assets:
Beginning of period	14,246,035	44,246,962

End of period	$24,284,571	$14,246,035

Share Transactions:
Issued	5,935,465	11,016,078
Reinvested	—	14,183
Redeemed	(5,671,040)	(11,862,452)

Change in shares	264,425	(832,191)

See accompanying notes to the financial statements.

103

PROFUNDS VP

ProFund VP Biotechnology

Financial Highlights

For a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$15.71		$25.44		$30.00

Investment Activities:
Net investment income/(loss)	(0.17	)(b)	(0.35	)(b)	(0.48	)(b)
Net realized and unrealized gains (losses) on investments	5.19		(9.19)		(4.08)

Total income/(loss) from investment activities	5.02		(9.54)		(4.56)

Distribution to Shareholders From:
Net realized gains on investments	—		(0.19)		—

Net Asset Value, End of Period	$20.73		$15.71		$25.44

Total Return	31.95	%(c)	(37.51)%		(15.20	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$24,284,571		$14,246,035		$44,246,962
Ratio of net expenses to average net assets	1.97	%(d)	1.98%		2.03	%(d)
Ratio of net investment income/(loss) to average net assets	(1.86	)%(d)	(1.91)%		(1.98	)%(d)
Ratio of gross expenses to average net assets	2.08	%(d)	2.16%		2.03	%(d)
Portfolio turnover(e)	536%		1,049%		1,044%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

104

PROFUNDS VP ProFund VP Consumer Cyclical (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (100.4%)

	Shares	Value
Amazon.com, Inc.*	1,060	$38,679
AmerisourceBergen Corp.	424	29,404
AOL-Time Warner, Inc.*	12,349	198,695
AutoNation, Inc.*	1,590	24,995
AutoZone, Inc.*	371	28,185
Bed Bath & Beyond, Inc.*	795	30,854
Best Buy Co., Inc.*	1,007	44,227
Brinker International, Inc.*	424	15,272
Cablevision Systems New York Group*	636	13,203
Cardinal Health, Inc.	1,272	81,790
Carmax, Inc.*	424	12,784
Carnival Corp.	1,908	62,029
CDW Corp.*	318	14,564
Centex Corp.	265	20,614
Clear Channel Communications, Inc.*	1,749	74,140
Coach, Inc.*	318	15,817
Comcast Corp.—Special Class A*	6,042	174,191
Costco Wholesale Corp.*	1,431	52,375
Cox Communications, Inc.—Class A*	1,643	52,412
CVS Corp.	1,272	35,654
D.R. Horton, Inc.	689	19,361
Darden Restaurants, Inc.	530	10,059
Delphi Automotive Systems Corp.	1,908	16,466
Dollar General Corp.	1,113	20,323
Dollar Tree Stores, Inc.*	424	13,454
E.W. Scripps Co.—Class A	318	28,213
Eastman Kodak Co.	901	24,642
EchoStar Communications Corp.—Class A*	689	23,853
Electronic Arts, Inc.*	424	31,372
Family Dollar Stores, Inc.	689	26,285
Federated Department Stores, Inc.	742	27,343
Ford Motor Co.	5,141	56,500
Fox Entertainment Group, Inc.—Class A*	954	27,456
Gannett Co., Inc.	1,113	85,490
Gap, Inc.	2,544	47,725
General Motors Corp.	1,749	62,964
General Motors Corp.—Class H*	3,021	38,699
Genuine Parts Co.	1,325	42,414
Harley-Davidson, Inc.	901	35,914
Harrah’s Entertainment, Inc.*	265	10,664
Hilton Hotels Corp.	1,060	13,557
Home Depot, Inc.	6,625	219,420
International Game Technology*	265	27,117
Interpublic Group of Cos., Inc.	1,325	17,729
Johnson Controls, Inc.	424	36,295
Jones Apparel Group, Inc.*	424	12,406
KB Home	212	13,140
Knight Ridder, Inc.	318	21,920
Kohls Corp.*	1,007	51,740
Lamar Advertising Co.*	636	22,394
Lear Corp.*	318	14,634
Leggett & Platt, Inc.	795	16,298
Lennar Corp.—Class B	212	15,158
Liberty Media Corp.—Class A*	7,632	88,226
Limited, Inc.	1,802	27,931
Liz Claiborne, Inc.	742	26,156
Lowe’s Cos., Inc.	2,279	97,883
Marriott International, Inc.—Class A	954	36,653
Mattel, Inc.	1,696	32,088
May Department Stores Co.	1,060	23,596

Common Stocks, continued

	Shares	Value
McDonald’s Corp.	3,816	$84,181
McGraw-Hill Cos., Inc.	636	39,432
McKesson Corp.	1,060	37,884
MGM Mirage*	424	14,492
Mohawk Industries, Inc.*	318	17,659
New York Times Co.—Class A	477	21,704
Nike, Inc.—Class B	477	25,515
NVR, Inc.*	53	21,783
Office Depot, Inc.*	1,325	19,226
Omnicom Group	583	41,800
Penney (J.C.) Co.	848	14,289
Pixar Animation Studios*	318	19,347
Pulte Homes, Inc.	318	19,608
RadioShack Corp.	583	15,339
Ross Stores, Inc.	477	20,387
Royal Caribbean Cruises, Ltd.	901	20,867
Sears, Roebuck & Co.	1,007	33,875
Southwest Airlines Co.	2,385	41,022
Staples, Inc.*	1,166	21,396
Starbucks Corp.*	1,113	27,291
Starwood Hotels & Resorts Worldwide, Inc.	742	21,214
Target Corp.	2,597	98,270
Tiffany & Co.	530	17,320
TJX Cos., Inc.	1,802	33,950
Tribune Co.	954	46,078
Univision Communications, Inc.—Class A*	742	22,557
VF Corp.	265	9,002
Viacom, Inc.—Class B*	5,035	219,828
Wal-Mart Stores, Inc.	12,349	662,770
Walgreen Co.	2,915	87,742
Walt Disney Co.	6,148	121,423
Washington Post Co.—Class B	53	38,844
Wendy’s International, Inc.	636	18,425
Westwood One, Inc.*	530	17,983
Whirlpool Corp.	212	13,504
Williams-Sonoma, Inc.*	318	9,286
YUM! Brands, Inc.*	1,113	32,900

TOTAL COMMON STOCKS		4,511,615

Federal Home Loan Bank (0.6%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 7/1/03	$26,000	25,999

TOTAL FEDERAL HOME LOAN BANK		25,999

TOTAL INVESTMENTS (Cost $4,288,216)(a)—101.0%		4,537,614
Net other assets (liabilities)—(1.0)%		(44,027)

NET ASSETS—100.0%		$4,493,587

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$252,966
Unrealized depreciation	(3,568)

Net unrealized appreciation/depreciation	$249,398

See accompanying notes to the financial statements.

105

PROFUNDS VP

ProFund VP Consumer Cyclical

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $4,288,216)	$4,537,614
Dividends and interest receivable	1,327
Receivable for capital shares issued	2,094,185
Prepaid expenses	53

Total Assets	6,633,179

Liabilities:
Cash overdraft	2,684
Payable for investments purchased	2,128,737
Advisory fees payable	261
Management services fees payable	52
Administration fees payable	69
Administrative services fees payable	724
Distribution fees payable	362
Other accrued expenses	6,703

Total Liabilities	2,139,592

Net Assets	$4,493,587

Net Assets consist of:
Capital	$5,703,152
Accumulated net investment income/(loss)	(21,887)
Accumulated net realized gains (losses) on investments	(1,437,076)
Net unrealized appreciation/depreciation on investments	249,398

Net Assets	$4,493,587

Shares of Beneficial Interest Outstanding	179,314

Net Asset Value (offering and redemption price per share)	$25.06

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$8,640
Interest	236

Total Investment Income	8,876

Expenses:
Advisory fees	11,662
Management services fees	2,332
Administration fees	914
Administrative services fees	7,785
Distribution fees	3,887
Custody fees	6,511
Fund accounting fees	1,922
Transfer agent fees	1,642
Other fees	1,894

Total Gross Expenses before reductions	38,549
Less Expenses reduced by the Advisor	(7,786)

Total Net Expenses	30,763

Net Investment Income/(Loss)	(21,887)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	741,943
Change in net unrealized appreciation (depreciation) on investments	190,737

Net Realized and Unrealized Gains (Losses) on Investments	932,680

Change in Net Assets Resulting from Operations	$910,793

See accompanying notes to the financial statements.

106

PROFUNDS VP

ProFund VP Consumer Cyclical

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$(21,887)	$(16,333)
Net realized gains (losses) on investments and swap agreements	741,943	(2,179,019)
Change in net unrealized appreciation (depreciation) on investments	190,737	58,661

Change in net assets resulting from operations	910,793	(2,136,691)

Capital Transactions:
Proceeds from shares issued	48,866,798	81,614,367
Cost of shares redeemed	(48,723,091)	(76,038,589)

Change in net assets resulting from capital transactions	143,707	5,575,778

Change in net assets	1,054,500	3,439,087
Net Assets:
Beginning of period	3,439,087	—

End of period	$4,493,587	$3,439,087

Share Transactions:
Issued	2,177,599	3,336,669
Redeemed	(2,154,732)	(3,180,222)

Change in shares	22,867	156,447

(a)	Commencement of operations

See accompanying notes to the financial statements.

107

PROFUNDS VP

ProFund VP Consumer Cyclical

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$21.98		$30.00

Investment Activities:
Net investment income/(loss)	(0.16	)(b)	(0.17	)(b)
Net realized and unrealized gains (losses) on investments and swap agreements	3.24		(7.85)

Total income/(loss) from investment activities	3.08		(8.02)

Net Asset Value, End of Period	$25.06		$21.98

Total Return	14.01	%(c)	(26.73	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$4,493,587		$3,439,087
Ratio of net expenses to average net assets	1.98	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	(1.41	)%(d)	(1.08	)%(d)
Ratio of gross expenses to average net assets	2.48	%(d)	2.65	%(d)
Portfolio turnover(e)	1,253%		2,644%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

108

PROFUNDS VP ProFund VP Consumer Non-Cyclical (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.5%)

	Shares	Value
Alberto-Culver Co.—Class A	141	$7,019
Alberto-Culver Co.—Class B	141	7,205
Albertson’s, Inc.	1,504	28,877
Altria Group, Inc.	10,246	465,579
American Italian Pasta Co.*	94	3,915
Anheuser-Busch Cos., Inc.	4,230	215,942
Apollo Group, Inc.—Class A*	658	40,638
Archer-Daniels-Midland Co.	3,008	38,713
Avon Products, Inc.	1,175	73,085
Black & Decker Corp.	376	16,337
Block H & R, Inc.	846	36,590
Blyth, Inc.	188	5,114
Brown-Forman Corp.	141	11,085
Bunge Limited	517	14,786
Campbell Soup Co.	1,410	34,545
Career Education Corp.*	235	16,079
Casey’s General Stores, Inc.	235	3,323
Cendant Corp.*	5,170	94,715
Church & Dwight, Inc.	188	6,153
Clorox Co.	799	34,077
Coca-Cola Co.	11,468	532,229
Coca-Cola Enterprises, Inc.	1,222	22,179
Colgate-Palmolive Co.	2,726	157,972
ConAgra Foods, Inc.	2,726	64,333
Constellation Brands, Inc.*	423	13,282
Coors (Adolph) Co.—Class B	141	6,906
Corinthian Colleges, Inc.*	235	11,414
Corn Products International, Inc.	188	5,646
Dean Foods Co.*	705	22,208
DeVry, Inc.*	329	7,662
Dial Corp.	470	9,142
Dreyer’s Grand Ice Cream Holdings, Inc.	94	7,381
eBay, Inc.*	1,081	112,620
Education Management Corp.*	141	7,498
Energizer Holdings, Inc.*	423	13,282
Expedia, Inc.—Class A*	188	14,359
Fleming Cos., Inc.	96	0
Flowers Foods, Inc.	212	4,179
Fortune Brands, Inc.	752	39,254
General Mills, Inc.	1,880	89,130
Gillette Co.	4,700	149,742
Hain Celestial Group, Inc.*	141	2,255
Heinz (H.J.) Co.	1,786	58,901
Hershey Foods Corp.	470	32,740
Hormel Foods Corp.	376	8,911
InterActiveCorp*	1,692	66,968
International Multifoods Corp.*	94	2,154
Interstate Bakeries Corp.	235	2,985
ITT Educational Services, Inc.*	235	6,874
JM Smucker Co.	235	9,374
Kellogg Co.	1,175	40,385
Kimberly-Clark Corp.	2,585	134,782
Kraft Foods, Inc.	1,410	45,896
Kroger Co.*	3,478	58,013
Lancaster Colony Corp.	141	5,451
Learning Tree International, Inc.*	47	735
Loews Corp.—Carolina Group	188	5,076
McCormick & Co., Inc.	423	11,506
NBTY, Inc.*	282	5,939
Newell Rubbermaid, Inc.	1,316	36,848
PepsiAmericas, Inc.	423	5,313

Common Stocks, continued

	Shares	Value
PepsiCo, Inc.	8,695	$386,927
Performance Food Group Co.*	235	8,695
Pre-Paid Legal Services, Inc.*	94	2,306
Priceline.com, Inc.*	47	1,052
Procter & Gamble Co.	6,533	582,613
R.J. Reynolds Tobacco Holdings	423	15,740
Ralcorp Holdings, Inc.*	141	3,519
Regis Corp.	235	6,827
Rent-A-Center, Inc.*	141	10,689
Roto-Rooter, Inc.	47	1,795
Safeway, Inc.*	2,256	46,158
Sara Lee Corp.	3,948	74,261
Sensient Technologies Corp.	235	5,403
Service Corporation International*	1,504	5,820
Smithfield Foods, Inc.*	423	9,695
Snap-on, Inc.	282	8,186
Sotheby’s Holdings, Inc.—Class A*	235	1,748
Stamps.com, Inc.*	188	902
Stanley Works	423	11,675
Stewart Enterprises, Inc.—Class A*	517	2,223
SuperValu, Inc.	658	14,029
Sylvan Learning Systems, Inc.*	188	4,294
Sysco Corp.	3,290	98,831
The Estee Lauder Companies, Inc.	564	18,911
The Pepsi Bottling Group, Inc.	893	17,878
The Robert Mondavi Corp.—Class A*	47	1,190
The Scotts Company—Class A*	94	4,653
The ServiceMaster Co.	1,504	16,093
Tootsie Roll Industries, Inc.	95	2,897
Tupperware Corp.	282	4,050
Tyson Foods, Inc.—Class A	1,175	12,479
United Rentals, Inc.*	282	3,917
Universal Corp.	141	5,964
UST, Inc.	846	29,635
Weight Watchers Intl, Inc.*	235	10,690
Whole Foods Market, Inc.*	282	13,403
Wild Oats Markets, Inc.*	141	1,537
Winn-Dixie Stores, Inc.	423	5,207
Wrigley (WM.) JR Co.	752	42,285

TOTAL COMMON STOCKS		4,479,478

Federal Home Loan Bank (0.5%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$23,000	23,000

TOTAL FEDERAL HOME LOAN BANK		23,000

TOTAL INVESTMENTS (Cost $4,053,296)(a)—100.0%		4,502,478
Net other assets (liabilities)—0.0%		2,219

NET ASSETS—100.0%		$4,504,697

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$464,384
Unrealized depreciation	(15,202)

Net unrealized appreciation/depreciation	$449,182

See accompanying notes to the financial statements.

109

PROFUNDS VP

ProFund VP Consumer Non-Cyclical

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $4,053,296)	$4,502,478
Cash	3,731
Dividends and interest receivable	8,516
Receivable for capital shares issued	1,669
Prepaid expenses	81

Total Assets	4,516,475

Liabilities:
Advisory fees payable	1,263
Management services fees payable	253
Administration fees payable	153
Administrative services fees payable	1,607
Distribution fees payable	804
Other accrued expenses	7,698

Total Liabilities	11,778

Net Assets	$4,504,697

Net Assets consist of:
Capital	$6,141,615
Accumulated net investment income/(loss)	20,886
Accumulated net realized gains (losses) on investments	(2,106,986)
Net unrealized appreciation/depreciation on investments	449,182

Net Assets	$4,504,697

Shares of Beneficial Interest Outstanding	167,902

Net Asset Value (offering and redemption price per share)	$26.83

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$32,990
Interest	63

Total Investment Income	33,053

Expenses:
Advisory fees	11,901
Management services fees	2,380
Administration fees	1,051
Administrative services fees	7,937
Distribution fees	3,967
Custody fees	6,992
Fund accounting fees	2,114
Transfer agent fees	1,936
Other fees	2,191

Total Gross Expenses before reductions	40,469
Less Expenses reduced by the Advisor	(9,154)

Total Net Expenses	31,315

Net Investment Income/(Loss)	1,738

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(181,735)
Change in net unrealized appreciation (depreciation) on investments	172,470

Net Realized and Unrealized Gains (Losses) on Investments	(9,265)

Change in Net Assets Resulting from Operations	$(7,527)

See accompanying notes to the financial statements.

110

PROFUNDS VP

ProFund VP Consumer Non-Cyclical

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$1,738	$15,503
Net realized gains (losses) on investments	(181,735)	(1,925,251)
Change in net unrealized appreciation (depreciation) on investments	172,470	276,712

Change in net assets resulting from operations	(7,527)	(1,633,036)

Capital Transactions:
Proceeds from shares issued	20,295,827	93,043,640
Cost of shares redeemed	(20,735,249)	(86,458,958)

Change in net assets resulting from capital transactions	(439,422)	6,584,682

Change in net assets	(446,949)	4,951,646
Net Assets:
Beginning of period	4,951,646	—

End of period	$4,504,697	$4,951,646

Share Transactions:
Issued	823,488	3,450,934
Redeemed	(852,795)	(3,253,725)

Change in shares	(29,307)	197,209

(a)	Commencement of operations

See accompanying notes to the financial statements.

111

PROFUNDS VP

ProFund VP Consumer Non-Cyclical

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$25.11		$30.00

Investment Activities:
Net investment income/(loss)	0.01	(b)	0.04	(b)
Net realized and unrealized gains (losses) on investments	1.71	(c)	(4.93)

Total income/(loss) from investment activities	1.72		(4.89)

Net Asset Value, End of Period	$26.83		$25.11

Total Return	6.85	%(d)	(16.30	)%(d)
Ratios/Supplemental Data:
Net assets, end of period	$4,504,697		$4,951,646
Ratio of net expenses to average net assets	1.97	%(e)	1.98	%(e)
Ratio of net investment income/(loss) to average net assets	0.11	%(e)	0.22	%(e)
Ratio of gross expenses to average net assets	2.55	%(e)	2.10	%(e)
Portfolio turnover(f)	650%		1,057%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

112

PROFUNDS VP ProFund VP Energy (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (83.9%)

	Shares	Value
Amerada Hess Corp.	1,240	$60,983
Anadarko Petroleum Corp.	3,968	176,457
Apache Corp.	2,479	161,284
Arch Coal, Inc.	868	19,946
Atwood Oceanics, Inc.*	124	3,367
Baker Hughes, Inc.	5,332	178,995
BJ Services Co.*	2,480	92,653
Burlington Resources, Inc.	3,224	174,322
Cabot Oil & Gas Corp.	496	13,695
Chesapeake Energy Corp.	2,976	30,058
ChevronTexaco Corp.	16,988	1,226,535
Cimarex Energy Co.*	620	14,725
ConocoPhillips	10,788	591,182
Cooper Cameron Corp.*	744	37,483
Core Laboratories N.V.*	496	5,357
Devon Energy Corp.	3,100	165,540
Diamond Offshore Drilling, Inc.	992	20,822
El Paso Corp.	9,548	77,148
Ensco International, Inc.	2,356	63,376
EOG Resources, Inc.	1,860	77,822
Evergreen Resources, Inc.*	248	13,469
Exxon Mobil Corp.	62,516	2,244,951
FMC Technologies, Inc.*	992	20,882
Forest Oil Corp.*	620	15,574
Global Industries, Ltd.*	1,116	5,379
GlobalSantaFe Corp.	2,976	69,460
Grant Prideco, Inc.*	1,736	20,398
Grey Wolf, Inc.*	2,852	11,522
Halliburton Co.	6,944	159,712
Hanover Compressor Co.*	868	9,808
Helmerich & Payne, Inc.	744	21,725
Input/Output, Inc.*	744	4,003
Kerr-McGee Corp.	1,612	72,218
Key Energy Group*	1,984	21,268
Kinder Morgan, Inc.	1,488	81,319
Lone Star Technologies, Inc.*	372	7,879
Marathon Oil Corp.	4,960	130,696
Massey Energy Co.	1,240	16,306
Maverick Tube Corp.*	620	11,873
McDermott International, Inc.*	868	5,494
Murphy Oil Corp.	1,364	71,746
Nabors Industries, Ltd.*	2,108	83,371
National-Oilwell, Inc.*	1,364	30,008
Newfield Exploration Co.*	868	32,593
Newpark Resources, Inc.*	1,240	6,795
Noble Corp.*	2,108	72,304
Noble Energy, Inc.	868	32,810
Occidental Petroleum Corp.	5,952	199,690
Oceaneering International, Inc.*	372	9,505
Offshore Logistics, Inc.*	372	8,091
Parker Drilling Co.*	1,488	4,330
Patina Oil & Gas Corp.	372	11,960
Patterson-UTI Energy, Inc.*	1,240	40,176
Peabody Energy Corp.	496	16,661
Pioneer Natural Resources Co.*	1,860	48,546
Pogo Producing Co.	868	37,107
Premor, Inc.*	620	13,361
Pride International, Inc.*	1,860	35,005
Rowan Cos., Inc.*	1,488	33,331
Schlumberger, Ltd.	9,176	436,502

Common Stocks, continued

	Shares	Value
SEACOR SMIT, Inc.*	372	$13,574
Smith International, Inc.*	1,612	59,225
Stone Energy Corp.*	372	15,594
Sunoco, Inc.	1,240	46,798
Superior Energy Services, Inc.*	992	9,404
Tesoro Petroleum Corp.*	992	6,825
Tidewater, Inc.	744	21,851
Tom Brown, Inc.*	496	13,784
Transocean Sedco Forex, Inc.	5,084	111,695
Unit Corp.*	744	15,557
Unocal Corp.	4,092	117,399
Valero Energy Corp.	1,860	67,574
Varco International, Inc.*	1,488	29,165
Veritas DGC, Inc.*	496	5,704
Vintage Petroleum, Inc.	868	9,791
Weatherford International, Ltd.*	1,860	77,934
Western Gas Resources, Inc.	372	14,731
Williams Cos., Inc.	8,184	64,654
XTO Energy, Inc.	2,976	59,847

TOTAL COMMON STOCKS		8,120,684

Federal Home Loan Bank (0.7%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$63,000	62,999

TOTAL FEDERAL HOME LOAN BANK		62,999

TOTAL INVESTMENTS (Cost $6,753,601)(a)—84.6%		8,183,683
Net other assets (liabilities)—15.4%		1,485,699

NET ASSETS—100.0%		$9,669,382

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$1,432,723
Unrealized depreciation	(2,641)

Net unrealized appreciation/depreciation	$1,430,082

See accompanying notes to the financial statements.

113

PROFUNDS VP

ProFund VP Energy

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $6,753,601)	$8,183,683
Dividends and interest receivable	7,460
Receivable for investments sold	2,674,400
Receivable for capital shares issued	412
Prepaid expenses	471

Total Assets	10,866,426

Liabilities:
Cash overdraft	356
Payable for capital shares redeemed	1,166,201
Advisory fees payable	7,144
Management services fees payable	1,429
Administration fees payable	552
Administrative services fees payable	5,796
Distribution fees payable	2,898
Other accrued expenses	12,668

Total Liabilities	1,197,044

Net Assets	$9,669,382

Net Assets consist of:
Capital	$20,727,006
Accumulated net investment income/(loss)	(12,275)
Accumulated net realized gains (losses) on investments	(12,475,431)
Net unrealized appreciation/depreciation on investments	1,430,082

Net Assets	$9,669,382

Shares of Beneficial Interest Outstanding	390,325

Net Asset Value (offering and redemption price per share)	$24.77

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$112,348
Interest	190

Total Investment Income	112,538

Expenses:
Advisory fees	47,414
Management services fees	9,483
Administration fees	2,935
Administrative services fees	31,619
Distribution fees	15,805
Custody fees	9,200
Fund accounting fees	6,625
Transfer agent fees	6,249
Other fees	8,707

Total Gross Expenses before reductions	138,037
Less Expenses reduced by the Advisor	(13,224)

Total Net Expenses	124,813

Net Investment Income/(Loss)	(12,275)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(319,296)
Change in net unrealized appreciation (depreciation) on investments	623,622

Net Realized and Unrealized Gains (Losses) on Investments	304,326

Change in Net Assets Resulting from Operations	$292,051

See accompanying notes to the financial statements.

114

PROFUNDS VP

ProFund VP Energy

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(12,275)	$(35,169)
Net realized gains (losses) on investments and swap agreements	(319,296)	(4,572,369)
Change in net unrealized appreciation (depreciation) on investments	623,622	(74,363)

Change in net assets resulting from operations	292,051	(4,681,901)

Capital Transactions:
Proceeds from shares issued	69,984,889	218,037,705
Cost of shares redeemed	(79,890,857)	(218,079,217)

Change in net assets resulting from capital transactions	(9,905,968)	(41,512)

Change in net assets	(9,613,917)	(4,723,413)
Net Assets:
Beginning of period	19,283,299	24,006,712

End of period	$9,669,382	$19,283,299

Share Transactions:
Issued	2,954,877	8,214,904
Redeemed	(3,396,747)	(8,242,223)

Change in shares	(441,870)	(27,319)

See accompanying notes to the financial statements.

115

PROFUNDS VP

ProFund VP Energy

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$23.17		$27.93		$30.00

Investment Activities:
Net investment income/(loss)	(0.02	)(b)	(0.05	)(b)	—	(b), (c)
Net realized and unrealized gains (losses) on investments and swap agreements	1.62		(4.71)		(2.07)

Total income/(loss) from investment activities	1.60		(4.76)		(2.07)

Net Asset Value, End of Period	$24.77		$23.17		$27.93

Total Return	6.91	%(d)	(17.04)%		(6.90	)%(d)
Ratios/Supplemental Data:
Net assets, end of period	$9,669,382		$19,283,299		$24,006,712
Ratio of net expenses to average net assets	1.97	%(e)	1.98%		2.05	%(e)
Ratio of net investment income/(loss) to average net assets	(0.19	)%(e)	(0.18)%		(0.01	)%(e)
Ratio of gross expenses to average net assets	2.18	%(e)	2.16%		2.05	%(e)
Portfolio turnover(f)	690%		1,632%		1,169%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

116

PROFUNDS VP ProFund VP Financial (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.3%)

	Shares	Value
ACE, Ltd.	1,562	$53,561
AFLAC, Inc.	3,124	96,063
Allstate Corp.	5,538	197,430
Ambac Financial Group, Inc.	1,136	75,260
American Express Co.	8,378	350,284
American International Group, Inc.	16,472	908,924
AmSouth Bancorp	3,124	68,228
AON Corp.	3,408	82,065
Archstone-Smith Trust	3,834	92,016
Bank of America Corp.	9,656	763,113
Bank of New York Co., Inc.	5,822	167,383
Bank One Corp.	7,810	290,376
Banknorth Group, Inc.	2,130	54,358
BB&T Corp.	3,408	116,894
Bear Stearns Cos., Inc.	710	51,418
Boston Properties, Inc.	2,414	105,733
Capital One Financial Corp.	1,420	69,836
Charter One Financial, Inc.	994	30,993
Chubb Corp.	1,136	68,160
Cincinnati Financial Corp.	1,988	73,735
CIT Group, Inc.	2,414	59,505
Citigroup, Inc.	33,086	1,416,080
CNA Financial Corp.*	1,704	41,918
Comerica, Inc.	1,704	79,236
Compass Bancshares, Inc.	1,278	44,641
Countrywide Credit Industries, Inc.	994	69,153
Equity Office Properties Trust	4,544	122,733
Equity Residential Properties Trust	3,550	92,123
Everest Re Group, Ltd.	426	32,589
Fannie Mae	6,248	421,365
Fifth Third Bancorp	3,550	203,557
First Tennessee National Corp.	852	37,411
Fleet Boston Financial Corp.	7,384	219,379
Franklin Resources, Inc.	1,562	61,027
Freddie Mac	4,544	230,699
General Growth Properties, Inc.	1,846	115,264
Golden West Financial Corp.	1,562	124,976
Goldman Sachs Group, Inc.	3,408	285,420
GreenPoint Financial Corp.	1,562	79,568
Hartford Financial Services Group, Inc.	1,988	100,116
Hudson City Bancorp, Inc.	3,124	79,881
Huntington Bancshares, Inc.	2,414	47,121
J.P. Morgan Chase & Co.	12,780	436,820
Jefferson-Pilot Corp.	1,988	82,422
John Hancock Financial Services, Inc.	2,130	65,455
KeyCorp	3,976	100,474
Kimco Realty Corp.	1,704	64,582
Legg Mason, Inc.	710	46,115
Lincoln National Corp.	1,136	40,476
Loews Corp.	1,420	67,152
M&T Bank Corp.	994	83,715
Marsh & McLennan Cos., Inc.	3,976	203,054
Marshall & Ilsley Corp.	1,846	56,451
MBIA, Inc.	1,136	55,380
MBNA Corp.	8,378	174,598
Mellon Financial Corp.	3,550	98,513
Merrill Lynch & Co., Inc.	6,106	285,028
MetLife, Inc.	4,686	132,708
MGIC Investment Corp.	710	33,114
Morgan Stanley Dean Witter & Co.	6,816	291,384

Common Stocks, continued

	Shares	Value
National City Corp.	3,976	$130,055
National Commerce Financial Corp.	1,420	31,510
North Fork Bancorp, Inc.	1,988	67,711
Northern Trust Corp.	1,988	83,079
Old Republic International Corp.	1,278	43,797
Plum Creek Timber Co., Inc.	2,840	73,698
PNC Financial Services Group	1,988	97,034
Popular, Inc.	2,840	109,596
Principal Financial Group, Inc.	1,988	64,113
Progressive Corp.	1,278	93,422
Prologis Trust	3,124	85,285
Prudential Financial, Inc.	3,692	124,236
Public Storage, Inc.	1,278	43,286
Regions Financial Corp.	994	33,577
SAFECO Corp.	1,562	55,107
Schwab (Charles) Corp.	8,520	85,967
Simon Property Group, Inc.	2,840	110,845
SLM Corp.	3,834	150,178
SouthTrust Corp.	3,408	92,698
Sovereign Bancorp, Inc.	4,118	64,447
St. Paul Companies, Inc.	1,420	51,844
State Street Corp.	2,556	100,706
SunTrust Banks, Inc.	1,988	117,968
Synovus Financial Corp.	2,130	45,795
T. Rowe Price Group, Inc.	568	21,442
Torchmark Corp.	994	37,027
Total System Services, Inc.	2,272	50,666
Travelers Property Casualty Corp.—Class A	4,260	67,734
Travelers Property Casualty Corp.—Class B	4,686	73,898
U.S. Bancorp	12,780	313,110
Union Planters Corp.	2,130	66,094
UnionBanCal Corp.	1,846	76,369
UnumProvident Corp.	1,846	24,755
Vornado Realty Trust	1,846	80,486
Wachovia Corp.	8,946	357,482
Washington Mutual, Inc.	6,390	263,906
Wells Fargo & Co.	11,218	565,386
XL Capital, Ltd.—Class A	852	70,716
Zions Bancorp	994	50,306

TOTAL COMMON STOCKS		14,072,364

See accompanying notes to the financial statements.

117

PROFUNDS VP ProFund VP Financial (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Home Loan Bank (0.3%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$42,000	$41,999

TOTAL FEDERAL HOME LOAN BANK		41,999

TOTAL INVESTMENTS (Cost $11,765,420)(a)—99.6%		14,114,363
Net other assets (liabilities)—0.4%		50,110

NET ASSETS—100.0%		$14,164,473

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$2,382,515
Unrealized depreciation	(33,572)

Net unrealized appreciation/depreciation	$2,348,943

See accompanying notes to the financial statements.

118

PROFUNDS VP

ProFund VP Financial

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $11,765,420)	$14,114,363
Cash	139
Dividends and interest receivable	25,114
Receivable for capital shares issued	1,741,397
Prepaid expenses	442

Total Assets	15,881,455

Liabilities:
Payable for investments purchased	1,685,124
Payable for capital shares redeemed	22
Advisory fees payable	7,163
Management services fees payable	1,432
Administration fees payable	572
Administrative services fees payable	5,401
Distribution fees payable	3,757
Other accrued expenses	13,511

Total Liabilities	1,716,982

Net Assets	$14,164,473

Net Assets consist of:
Capital	$18,600,087
Accumulated net investment income/(loss)	61,034
Accumulated net realized gains (losses) on investments	(6,845,591)
Net unrealized appreciation/depreciation on investments	2,348,943

Net Assets	$14,164,473

Shares of Beneficial Interest Outstanding	534,129

Net Asset Value (offering and redemption price per share)	$26.52

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$167,139
Interest	159

Total Investment Income	167,298

Expenses:
Advisory fees	56,517
Management services fees	11,304
Administration fees	3,401
Administrative services fees	34,472
Distribution fees	18,839
Custody fees	12,347
Fund accounting fees	6,669
Transfer agent fees	6,241
Other fees	12,316

Total Gross Expenses before reductions	162,106
Less Expenses reduced by the Advisor	(13,316)

Total Net Expenses	148,790

Net Investment Income/(Loss)	18,508

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	800,110
Change in net unrealized appreciation (depreciation) on investments	1,208,847

Net Realized and Unrealized Gains (Losses) on Investments	2,008,957

Change in Net Assets Resulting from Operations	$2,027,465

See accompanying notes to the financial statements.

119

PROFUNDS VP

ProFund VP Financial

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$18,508	$53,577
Net realized gains (losses) on investments	800,110	(5,839,251)
Change in net unrealized appreciation (depreciation) on investments	1,208,847	(258,523)

Change in net assets resulting from operations	2,027,465	(6,044,197)

Capital Transactions:
Proceeds from shares issued	60,161,294	254,024,533
Cost of shares redeemed	(59,921,956)	(256,171,559)

Change in net assets resulting from capital transactions	239,338	(2,147,026)

Change in net assets	2,266,803	(8,191,223)
Net Assets:
Beginning of period	11,897,670	20,088,893

End of period	$14,164,473	$11,897,670

Share Transactions:
Issued	2,466,808	9,428,129
Redeemed	(2,431,630)	(9,646,177)

Change in shares	35,178	(218,048)

See accompanying notes to the financial statements.

120

PROFUNDS VP

ProFund VP Financial

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002	For the period January 22, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$23.85		$28.02	$30.00

Investment Activities:
Net investment income/(loss)	0.03	(b)	0.06 (b)	0.04	(b)
Net realized and unrealized gains (losses) on investments	2.64		(4.23)	(2.02)

Total income/(loss) from investment activities	2.67		(4.17)	(1.98)

Net Asset Value, End of Period	$26.52		$23.85	$28.02

Total Return	11.19	%(c)	(14.88)%	(6.60	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$14,164,473		$11,897,670	$20,088,893
Ratio of net expenses to average net assets	1.97	%(d)	1.98%	2.10	%(d)
Ratio of net investment income/(loss) to average net assets	0.25	%(d)	0.22%	0.16	%(d)
Ratio of gross expenses to average net assets	2.15	%(d)	2.14%	2.10	%(d)
Portfolio turnover(e)	431%		1,341%	1,330%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

121

PROFUNDS VP ProFund VP Healthcare (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.7%)

	Shares	Value
Abbott Laboratories	41,496	$1,815,865
AdvancePCS*	1,824	69,732
Aetna, Inc.	4,104	247,061
Affymetrix, Inc.*	1,824	35,951
Alcon, Inc.	8,208	375,106
Allergan, Inc.	3,648	281,261
Amgen, Inc.*	34,200	2,272,248
Amylin Pharmaceuticals, Inc.*	3,648	79,855
Andrx Group*	1,824	36,298
Anthem, Inc.*	3,648	281,443
Apogent Technologies, Inc.*	3,192	63,840
Applera Corp.—Applied Biosystems Group	6,384	121,488
Apria Healthcare Group, Inc.*	2,736	68,072
Bard (C.R.), Inc.	1,368	97,552
Barr Laboratories, Inc.*	1,824	119,472
Bausch & Lomb, Inc.	1,824	68,400
Baxter International, Inc.	15,960	414,960
Beckman Coulter, Inc.	1,368	55,596
Becton, Dickinson & Co.	6,840	265,734
Biogen, Inc.*	4,560	173,280
Biomet, Inc.	7,296	209,103
Boston Scientific Corp.*	10,944	668,678
Bristol-Myers Squibb Co.	51,984	1,411,366
Caremark Rx, Inc.*	7,296	187,361
Celgene Corp.*	3,192	97,037
Cephalon, Inc.*	2,280	93,845
Charles River Laboratories International, Inc.*	1,824	58,696
Chiron Corp.*	6,384	279,108
CIGNA Corp.	4,104	192,642
Community Health Systems*	3,648	70,370
Coventry Health Care, Inc.*	1,824	84,196
CYTYC Corp.*	3,648	38,377
DaVita, Inc.*	1,368	36,635
DENTSPLY International, Inc.	2,280	93,252
Edwards Lifesciences Corp.*	1,824	58,623
Eli Lilly & Co.	30,096	2,075,721
Express Scripts, Inc.—Class A*	2,736	186,924
First Health Group Corp.*	2,736	75,513
Fisher Scientific International, Inc.*	2,280	79,572
Forest Laboratories, Inc.*	9,576	524,286
Genentech, Inc.*	14,136	1,019,488
Genzyme Corp.—General Division*	5,928	247,790
Gilead Sciences, Inc.*	5,472	304,134
Guidant Corp.	8,208	364,353
HCA, Inc.	13,680	438,306
Health Management Associates, Inc.—Class A	6,384	117,785
Health Net, Inc.*	4,104	135,227
Hillenbrand Industries, Inc.	1,368	69,016
Human Genome Sciences, Inc.*	5,016	63,804
Humana, Inc.*	5,016	75,742
ICN Pharmaceuticals, Inc.	2,280	38,213
ICOS Corp.*	1,824	67,032
IDEC Pharmaceuticals Corp.*	4,560	155,040
ImClone Systems, Inc.*	2,280	72,094
IMS Health, Inc.	7,752	139,458
Invitrogen Corp.*	2,280	87,484
IVAX Corp.*	5,472	97,675

Common Stocks, continued

	Shares	Value
Johnson & Johnson	78,888	$4,078,510
King Pharmaceuticals, Inc.*	6,840	100,958
Laboratory Corp. of America Holdings*	4,104	123,736
Lincare Holdings, Inc.*	3,648	114,948
Manor Care, Inc.*	2,280	57,023
Medicis Pharmaceutical Corp.*	912	51,710
MedImmune, Inc.*	7,296	265,356
Medtronic, Inc.	32,832	1,574,951
Merck & Co., Inc.	60,192	3,644,625
Mid Atlantic Medical Services, Inc.*	1,368	71,546
Millennium Pharmaceuticals, Inc.*	9,120	143,458
Monsanto Co.	7,752	167,753
Mylan Laboratories, Inc.	5,472	190,261
Neurocrine Biosciences, Inc.*	1,368	68,318
Omnicare, Inc.	2,280	77,041
Oxford Health Plans, Inc.*	2,736	114,994
PacifiCare Health Systems, Inc.*	912	44,989
Patterson Dental Co.*	2,280	103,466
Pfizer, Inc.	212,040	7,241,165
Pharmaceutical Product Development, Inc.*	1,824	52,404
Pharmaceutical Resources, Inc.*	912	44,378
Protein Design Labs, Inc.*	3,192	44,624
Quest Diagnostics, Inc.*	3,192	203,650
Quintiles Transnational Corp.*	2,736	38,824
Renal Care Group, Inc.*	2,736	96,335
ResMed, Inc.*	912	35,750
Respironics, Inc.*	1,368	51,327
Schering-Plough Corp.	40,128	746,381
Sepracor, Inc.*	3,192	57,552
SICOR, Inc.*	3,192	64,925
St. Jude Medical, Inc.*	5,016	288,420
STERIS Corp.*	1,824	42,116
Stryker Corp.	5,016	347,960
Taro Pharmaceutical Industries, Ltd.*	912	50,051
Tenet Healthcare Corp.*	13,224	154,060
Triad Hospitals, Inc.*	2,280	56,590
UnitedHealth Group, Inc.	8,208	412,451
Universal Health Services, Inc.—Class B*	1,824	72,267
Varian Medical Systems, Inc.*	2,280	131,260
Watson Pharmaceuticals, Inc.*	2,736	110,452
Wellpoint Health Networks, Inc.*	4,104	345,967
Wyeth	35,568	1,620,122
Zimmer Holdings, Inc.*	5,016	225,971

TOTAL COMMON STOCKS		40,485,805

TOTAL INVESTMENTS (Cost $37,650,757)(a)—99.7%		40,485,805
Net other assets (liabilities)—0.3%		104,325

NET ASSETS—100.0%		$40,590,130

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$3,543,707
Unrealized depreciation	(708,659)

Net unrealized appreciation/depreciation	$2,835,048

See accompanying notes to the financial statements.

122

PROFUNDS VP

ProFund VP Healthcare

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $37,650,757)	$40,485,805
Dividends and interest receivable	10,100
Receivable for capital shares issued	4,829,533
Prepaid expenses	550

Total Assets	45,325,988

Liabilities:
Cash overdraft	154,530
Payable for investments purchased	4,528,901
Payable for capital shares redeemed	75
Advisory fees payable	14,479
Management services fees payable	2,896
Administration fees payable	996
Administrative services fees payable	9,621
Distribution fees payable	6,041
Other accrued expenses	18,319

Total Liabilities	4,735,858

Net Assets	$40,590,130

Net Assets consist of:
Capital	$49,144,782
Accumulated net investment income/(loss)	(64,345)
Accumulated net realized gains (losses) on investments	(11,325,355)
Net unrealized appreciation/depreciation on investments	2,835,048

Net Assets	$40,590,130

Shares of Beneficial Interest Outstanding	1,653,592

Net Asset Value (offering and redemption price per share)	$24.55

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$100,893
Interest	302

Total Investment Income	101,195

Expenses:
Advisory fees	63,085
Management services fees	12,617
Administration fees	6,062
Administrative services fees	38,054
Distribution fees	21,029
Custody fees	10,661
Fund accounting fees	8,148
Transfer agent fees	7,047
Other fees	11,632

Total Gross Expenses before reductions	178,335
Less Expenses reduced by the Advisor	(12,795)

Total Net Expenses	165,540

Net Investment Income/(Loss)	(64,345)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(775,768)
Change in net unrealized appreciation (depreciation) on investments	1,172,139

Net Realized and Unrealized Gains (Losses) on Investments	396,371

Change in Net Assets Resulting from Operations	$332,026

See accompanying notes to the financial statements.

123

PROFUNDS VP

ProFund VP Healthcare

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(64,345)	$(119,837)
Net realized gains (losses) on investments	(775,768)	(5,407,466)
Change in net unrealized appreciation (depreciation) on investments	1,172,139	(4,248)

Change in net assets resulting from operations	332,026	(5,531,551)

Capital Transactions:
Proceeds from shares issued	98,848,665	162,519,407
Cost of shares redeemed	(73,213,039)	(175,592,623)

Change in net assets resulting from capital transactions	25,635,626	(13,073,216)

Change in net assets	25,967,652	(18,604,767)
Net Assets:
Beginning of period	14,622,478	33,227,245

End of period	$40,590,130	$14,622,478

Share Transactions:
Issued	4,256,986	6,734,915
Redeemed	(3,268,755)	(7,238,169)

Change in shares	988,231	(503,254)

See accompanying notes to the financial statements.

124

PROFUNDS VP

ProFund VP Healthcare

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the year ended December 31, 2002		For the period January 23, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$21.98		$28.43		$30.00

Investment Activities:
Net investment income/(loss)	(0.09	)(b)	(0.13	)(b)	(0.30	)(b)
Net realized and unrealized gains (losses) on investments	2.66		(6.32)		(1.27)

Total income/(loss) from investment activities	2.57		(6.45)		(1.57)

Net Asset Value, End of Period	$24.55		$21.98		$28.43

Total Return	11.69	%(c)	(22.69)%		(5.23	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$40,590,130		$14,622,478		$33,227,245
Ratio of net expenses to average net assets	1.97	%(d)	1.98%		2.06	%(d)
Ratio of net investment income/(loss) to average net assets	(0.76	)%(d)	(0.54)%		(1.10	)%(d)
Ratio of gross expenses to average net assets	2.12	%(d)	2.14%		2.06	%(d)
Portfolio turnover(e)	408%		897%		1,032%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

125

PROFUNDS VP ProFund VP Industrial (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (100.1%)

	Shares	Value
3M Co.	475	$61,266
Accenture, Ltd.—Class A*	494	8,936
Agilent Technologies, Inc.*	608	11,887
ALLETE, Inc.	228	6,053
Alliant Techsystems, Inc.*	57	2,959
Allied Waste Industries, Inc.*	304	3,055
American Power Conversion Corp.*	323	5,036
American Standard Cos.*	114	8,428
Automatic Data Processing, Inc.	741	25,090
AVX Corp.	456	5,011
Ball Corp.	95	4,323
Bemis Co., Inc.	190	8,893
Boeing Co.	950	32,604
Burlington Northern Santa Fe Corp.	551	15,670
C.H. Robinson Worldwide, Inc.	190	6,756
Caterpillar, Inc.	418	23,266
Ceridian Corp.*	209	3,547
CheckFree Holdings Corp.*	114	3,174
Choicepoint, Inc.*	114	3,935
Cintas Corp.	228	8,080
Concord EFS, Inc.*	608	8,950
Convergys Corp.*	228	3,648
Cooper Industries, Ltd.—Class A	171	7,062
CSX Corp.	304	9,147
Danaher Corp.	228	15,515
Deere & Co.	304	13,893
Deluxe Corp.	114	5,107
Diebold, Inc.	209	9,039
Donnelley (R.R.) & Sons Co.	190	4,967
Dover Corp.	304	9,108
DST Systems, Inc.*	152	5,776
Dun & Bradstreet Corp.*	114	4,685
Eaton Corp.	114	8,962
Emerson Electric Co.	532	27,185
Equifax, Inc.	171	4,446
Expeditors International of Washington, Inc.	152	5,265
Fair, Isaac & Co., Inc.	95	4,888
FedEx Corp.	380	23,572
First Data Corp.	874	36,220
Fiserv, Inc.*	209	7,442
Fluor Corp.	133	4,474
Garmin, Ltd.*	152	6,060
General Dynamics Corp.	247	17,908
General Electric Co.	11,590	332,400
Getty Images, Inc.*	95	3,924
Goodrich Corp.	171	3,591
Grainger (W.W.), Inc.	190	8,884
Honeywell International, Inc.	1,045	28,058
Illinois Tool Works, Inc.	380	25,023
Ingersoll-Rand Co.—Class A	209	9,890
Integrated Circuit Systems, Inc.*	95	2,986
Iron Mountain, Inc.*	133	4,933
ITT Industries, Inc.	133	8,706
Jabil Circuit, Inc.*	304	6,718
Jacobs Engineering Group, Inc.*	114	4,805
L-3 Communications Holdings, Inc.*	114	4,958
Lafarge North America, Inc.	114	3,523
Lockheed Martin Corp.	532	25,307
Manpower, Inc.	133	4,933

Common Stocks, continued

	Shares	Value
Masco Corp.	627	$14,953
Millipore Corp.*	95	4,215
Molex, Inc.	171	4,615
Molex, Inc.—Class A	152	3,523
Monster Worldwide, Inc.*	133	2,624
Moody’s Corp.	190	10,015
National Instruments Corp.*	95	3,589
Navistar International Corp.*	76	2,480
Norfolk Southern Corp.	532	10,214
Northrop Grumman Corp.	228	19,674
PACCAR, Inc.	152	10,269
Pactiv Corp.*	228	4,494
Pall Corp.	171	3,848
Parker Hannifin Corp.	171	7,180
Paychex, Inc.	494	14,480
Pentair, Inc.	76	2,969
Raytheon Co.	513	16,847
Republic Services, Inc.*	285	6,461
Robert Half International, Inc.*	209	3,958
Rockwell International Corp.	285	6,794
Sabre Holdings Corp.	190	4,684
Sanmina-SCI Corp.*	722	4,556
Sealed Air Corp.*	152	7,244
Sherwin-Williams Co.	266	7,150
Smurfit-Stone Container Corp.*	342	4,456
Solectron Corp.*	1,121	4,193
Sonoco Products Co.	209	5,020
SPX Corp.*	133	5,860
Symbol Technologies, Inc.	323	4,202
Temple-Inland, Inc.	76	3,261
Textron, Inc.	171	6,672
Thermo Electron Corp.*	190	3,994
Tyco International, Ltd.	2,318	43,996
Union Pacific Corp.	342	19,843
United Parcel Service, Inc.—Class B	627	39,941
United Technologies Corp.	551	39,027
Viad Corp.	95	2,127
Vishay Intertechnology, Inc.*	380	5,016
Vulcan Materials Co.	209	7,748
Waste Management, Inc.	760	18,309
Waters Corp.*	209	6,088

TOTAL COMMON STOCKS		1,366,516

TOTAL INVESTMENTS (Cost $1,120,085)(a)—100.1%		1,366,516
Net other assets (liabilities)—(0.1)%		(1,911)

NET ASSETS—100.0%		$1,364,605

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$248,446
Unrealized depreciation	(2,015)

Net unrealized appreciation/depreciation	$246,431

See accompanying notes to the financial statements.

126

PROFUNDS VP

ProFund VP Industrial

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $1,120,085)	$1,366,516
Dividends and interest receivable	11,163
Receivable for investments sold	4,601,486
Prepaid expenses	53

Total Assets	5,979,218

Liabilities:
Cash overdraft	80,452
Payable for capital shares redeemed	4,524,320
Advisory fees payable	1,842
Management services fees payable	368
Administration fees payable	147
Administrative services fees payable	1,547
Distribution fees payable	773
Other accrued expenses	5,164

Total Liabilities	4,614,613

Net Assets	$1,364,605

Net Assets consist of:
Capital	$1,970,681
Accumulated net investment income/(loss)	2,078
Accumulated net realized gains (losses) on investments	(854,585)
Net unrealized appreciation/depreciation on investments	246,431

Net Assets	$1,364,605

Shares of Beneficial Interest Outstanding	52,566

Net Asset Value (offering and redemption price per share)	$25.96

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$19,446
Interest	52

Total Investment Income	19,498

Expenses:
Advisory fees	6,616
Management services fees	1,323
Administration fees	381
Administrative services fees	4,413
Distribution fees	2,205
Custody fees	5,321
Fund accounting fees	1,305
Transfer agent fees	1,159
Other fees	1,319

Total Gross Expenses before reductions	24,042
Less Expenses reduced by the Advisor	(6,622)

Total Net Expenses	17,420

Net Investment Income/(Loss)	2,078

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(262,075)
Change in net unrealized appreciation (depreciation) on investments	171,986

Net Realized and Unrealized Gains (Losses) on Investments	(90,089)

Change in Net Assets Resulting from Operations	$(88,011)

See accompanying notes to the financial statements.

127

PROFUNDS VP

ProFund VP Industrial

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$2,078	$(701)
Net realized gains (losses) on investments	(262,075)	(592,510)
Change in net unrealized appreciation (depreciation) on investments	171,986	74,445

Change in net assets resulting from operations	(88,011)	(518,766)

Capital Transactions:
Proceeds from shares issued	14,307,775	17,267,005
Cost of shares redeemed	(13,989,488)	(15,613,910)

Change in net assets resulting from capital transactions	318,287	1,653,095

Change in net assets	230,276	1,134,329
Net Assets:
Beginning of period	1,134,329	—

End of period	$1,364,605	$1,134,329

Share Transactions:
Issued	586,972	652,148
Redeemed	(581,563)	(604,991)

Change in shares	5,409	47,157

(a)	Commencement of operations

See accompanying notes to the financial statements.

128

PROFUNDS VP

ProFund VP Industrial

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$24.05		$30.00

Investment Activities:
Net investment income/(loss)	0.03	(b)	(0.01	)(b)
Net realized and unrealized gains (losses) on investments	1.88	(c)	(5.94)

Total income/(loss) from investment activities	1.91		(5.95)

Net Asset Value, End of Period	$25.96		$24.05

Total Return	7.94	%(d)	(19.83	)%(d)
Ratios/Supplemental Data:
Net assets, end of period	$1,364,605		$1,134,329
Ratio of net expenses to average net assets	1.98	%(e)	1.98	%(e)
Ratio of net investment income/(loss) to average net assets	0.24	%(e)	(0.08	)%(e)
Ratio of gross expenses to average net assets	2.73	%(e)	2.65	%(e)
Portfolio turnover(f)	1,095%		906%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

129

PROFUNDS VP ProFund VP Internet (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (98.6%)

	Shares	Value
Agile Software Corp.*	11,803	$113,899
Akamai Technologies, Inc.*	25,234	122,637
Amazon.com, Inc.*	51,689	1,886,132
Ameritrade Holding Corp.—Class A*	74,481	551,904
Ariba, Inc.*	64,306	190,989
Ask Jeeves, Inc.*	10,582	145,503
BEA Systems, Inc.*	100,122	1,087,325
Check Point Software Technologies, Ltd.*	38,805	758,638
CheckFree Holdings Corp.*	16,687	464,566
CMGI, Inc.*	87,912	146,813
CNET Networks, Inc.*	33,374	207,920
Digital Insight Corp.*	6,105	116,300
Digital River, Inc.*	6,105	117,827
DoubleClick, Inc.*	33,374	308,710
E*TRADE Group, Inc.*	92,796	788,766
EarthLink, Inc.*	36,630	289,011
eBay, Inc.*	17,908	1,865,655
Expedia, Inc.—Class A*	10,175	777,167
FreeMarkets, Inc.*	10,989	76,483
Infospace, Inc.*	5,698	77,322
InterActiveCorp*	1	24
Internet Security Systems, Inc.*	11,396	165,128
Interwoven, Inc.*	22,792	50,598
J2 Global Communications, Inc.*	2,442	112,283
LendingTree, Inc.*	4,070	99,634
Macromedia, Inc.*	16,280	342,531
Monster Worldwide, Inc.*	27,676	546,047
Overture Services, Inc.*	13,431	243,504
PRICELINE.COM, Inc.*	3,255	72,879
RealNetworks, Inc.*	27,269	184,884
Siebel Systems, Inc.*	113,960	1,087,178
Tibco Software, Inc.*	21,571	109,796
United Online, Inc.*	9,768	247,521
University of Phoenix Online*	3,663	185,714
ValueClick, Inc.*	19,129	115,348
VeriSign, Inc.*	61,864	855,579
Vignette Corp.*	65,934	137,143
WebMD Corp.*	78,958	855,115
webMethods, Inc.*	12,617	102,576
Websense, Inc.*	5,291	82,857
Yahoo!, Inc.*	57,387	1,879,998

TOTAL COMMON STOCKS		17,569,904

TOTAL INVESTMENTS (Cost $11,771,761)(a)—98.6%		17,569,904
Net other assets (liabilities)—1.4%		255,149

NET ASSETS—100.0%		$17,825,053

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$5,814,045
Unrealized depreciation	(15,902)

Net unrealized appreciation/depreciation	$5,798,143

See accompanying notes to the financial statements.

130

PROFUNDS VP

ProFund VP Internet

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $11,771,761)	$17,569,904
Receivable for investments sold	156,393
Receivable for capital shares issued	183,488
Prepaid expenses	302

Total Assets	17,910,087

Liabilities:
Cash overdraft	43,509
Advisory fees payable	11,946
Management services fees payable	2,389
Administration fees payable	825
Administrative services fees payable	8,658
Distribution fees payable	4,333
Other accrued expenses	13,374

Total Liabilities	85,034

Net Assets	$17,825,053

Net Assets consist of:
Capital	$8,338,714
Accumulated net investment income/(loss)	(145,940)
Accumulated net realized gains (losses) on investments	3,834,136
Net unrealized appreciation/depreciation on investments	5,798,143

Net Assets	$17,825,053

Shares of Beneficial Interest Outstanding	457,549

Net Asset Value (offering and redemption price per share)	$38.96

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$174

Expenses:
Advisory fees	55,437
Management services fees	11,088
Administration fees	4,096
Administrative services fees	36,982
Distribution fees	18,479
Custody fees	8,072
Fund accounting fees	6,713
Transfer agent fees	6,505
Other fees	7,015

Total Gross Expenses before reductions	154,387
Less Expenses reduced by the Advisor	(8,273)

Total Net Expenses	146,114

Net Investment Income/(Loss)	(145,940)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	5,186,045
Change in net unrealized appreciation (depreciation) on investments	1,742,803

Net Realized and Unrealized Gains (Losses) on Investments	6,928,848

Change in Net Assets Resulting from Operations	$6,782,908

See accompanying notes to the financial statements.

131

PROFUNDS VP

ProFund VP Internet

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(145,940)	$(113,375)
Net realized gains (losses) on investments	5,186,045	(1,238,630)
Change in net unrealized appreciation (depreciation) on investments	1,742,803	4,055,340

Change in net assets resulting from operations	6,782,908	2,703,335

Capital Transactions:
Proceeds from shares issued	75,275,336	67,633,486
Cost of shares redeemed	(93,113,640)	(41,456,372)

Change in net assets resulting from capital transactions	(17,838,304)	26,177,114

Change in net assets	(11,055,396)	28,880,449
Net Assets:
Beginning of period	28,880,449	—

End of period	$17,825,053	$28,880,449

Share Transactions:
Issued	2,460,139	2,884,574
Redeemed	(3,113,932)	(1,773,232)

Change in shares	(653,793)	1,111,342

(a)	Commencement of operations

See accompanying notes to the financial statements.

132

PROFUNDS VP

ProFund VP Internet

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$25.99		$30.00

Investment Activities:
Net investment income/(loss)	(0.31	)(b)	(0.35	)(b)
Net realized and unrealized gains (losses) on investments	13.28		(3.66	)(c)

Total income/(loss) from investment activities	12.97		(4.01)

Net Asset Value, End of Period	$38.96		$25.99

Total Return	49.90	%(d)	(13.37	)%(d)
Ratios/Supplemental Data:
Net assets, end of period	$17,825,053		$28,880,449
Ratio of net expenses to average net assets	1.97	%(e)	1.98	%(e)
Ratio of net investment income/(loss) to average net assets	(1.97	)%(e)	(1.97	)%(e)
Ratio of gross expenses to average net assets	2.08	%(e)	2.04	%(e)
Portfolio turnover(f)	488%		505%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

133

PROFUNDS VP ProFund VP Pharmaceuticals (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (70.7%)

	Shares	Value
Allergan, Inc.	2,145	$165,380
Alpharma, Inc.	660	14,256
Andrx Group*	1,155	22,985
Barr Laboratories, Inc.*	990	64,845
Bristol-Myers Squibb Co.	21,185	575,172
Cephalon, Inc.*	825	33,957
Eli Lilly & Co.	8,745	603,142
Forest Laboratories, Inc.*	5,775	316,181
ICN Pharmaceuticals, Inc.	1,320	22,123
IVAX Corp.*	2,475	44,179
Johnson & Johnson	47,685	2,465,315
King Pharmaceuticals, Inc.*	3,795	56,014
Medicis Pharmaceutical Corp.*	495	28,067
Merck & Co., Inc.	9,470	573,408
Mylan Laboratories, Inc.	2,970	103,267
Nektar Therapeutics*	825	7,614
Noven Pharmaceuticals, Inc.*	330	3,379
NPS Pharmaceuticals, Inc.*	495	12,048
Perrigo Co.	990	15,484
Pfizer, Inc.	90,420	3,087,842
Pharmaceutical Resources, Inc.*	495	24,087
PRAECIS Pharmaceuticals, Inc.*	825	4,043
SangStat Medical Corp.*	495	6,480
Schering-Plough Corp.	23,595	438,867
Sepracor, Inc.*	1,320	23,800
SICOR, Inc.*	1,320	26,849
Taro Pharmaceutical Industries, Ltd.*	495	27,166
Watson Pharmaceuticals, Inc.*	1,650	66,611
Wyeth	12,985	591,466

TOTAL COMMON STOCKS		9,424,027

Federal Home Loan Bank (0.2%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$32,000	32,000

TOTAL FEDERAL HOME LOAN BANK		32,000

TOTAL INVESTMENTS (Cost $9,095,042)(a)—70.9%		9,456,027
Net other assets (liabilities)—29.1%		3,889,724

NET ASSETS—100.0%		$13,345,751

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$599,878
Unrealized depreciation	(238,893)

Net unrealized appreciation/depreciation	$360,985

See accompanying notes to the financial statements.

134

PROFUNDS VP

ProFund VP Pharmaceuticals

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $9,095,042)	$9,456,027
Cash	348
Dividends and interest receivable	4,402
Receivable for investments sold	6,784,715
Prepaid expenses	107

Total Assets	16,245,599

Liabilities:
Payable for capital shares redeemed	2,878,074
Advisory fees payable	5,697
Management services fees payable	1,140
Administration fees payable	402
Administrative services fees payable	4,223
Distribution fees payable	2,157
Other accrued expenses	8,155

Total Liabilities	2,899,848

Net Assets	$13,345,751

Net Assets consist of:
Capital	$14,357,423
Accumulated net investment income/(loss)	(16,770)
Accumulated net realized gains (losses) on investments	(1,355,887)
Net unrealized appreciation/depreciation on investments	360,985

Net Assets	$13,345,751

Shares of Beneficial Interest Outstanding	480,319

Net Asset Value (offering and redemption price per share)	$27.79

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$45,386
Interest	146

Total Investment Income	45,532

Expenses:
Advisory fees	23,631
Management services fees	4,726
Administration fees	2,354
Administrative services fees	15,661
Distribution fees	7,877
Custody fees	4,271
Fund accounting fees	3,197
Transfer agent fees	2,909
Other fees	3,423

Total Gross Expenses before reductions	68,049
Less Expenses reduced by the Advisor	(5,747)

Total Net Expenses	62,302

Net Investment Income/(Loss)	(16,770)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(1,040,068)
Change in net unrealized appreciation (depreciation) on investments	104,395

Net Realized and Unrealized Gains (Losses) on Investments	(935,673)

Change in Net Assets Resulting from Operations	$(952,443)

See accompanying notes to the financial statements.

135

PROFUNDS VP

ProFund VP Pharmaceuticals

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(16,770)	$(652)
Net realized gains (losses) on investments and swap agreements	(1,040,068)	(315,532)
Change in net unrealized appreciation (depreciation) on investments	104,395	256,590

Change in net assets resulting from operations	(952,443)	(59,594)

Capital Transactions:
Proceeds from shares issued	62,488,249	77,460,128
Cost of shares redeemed	(51,604,258)	(73,986,331)

Change in net assets resulting from capital transactions	10,883,991	3,473,797

Change in net assets	9,931,548	3,414,203
Net Assets:
Beginning of period	3,414,203	—

End of period	$13,345,751	$3,414,203

Share Transactions:
Issued	2,311,737	2,995,765
Redeemed	(1,962,902)	(2,864,281)

Change in shares	348,835	131,484

(a)	Commencement of operations

See accompanying notes to the financial statements.

136

PROFUNDS VP

ProFund VP Pharmaceuticals

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$25.96		$30.00

Investment Activities:
Net investment income/(loss)	(0.07	)(b)	—	(b),(c)
Net realized and unrealized gains (losses) on investments and swap agreements	1.90	(d)	(4.04)

Total income/(loss) from investment activities	1.83		(4.04)

Net Asset Value, End of Period	$27.79		$25.96

Total Return	7.05	%(e)	(13.47	)%(e)
Ratios/Supplemental Data:
Net assets, end of period	$13,345,751		$3,414,203
Ratio of net expenses to average net assets	1.98	%(f)	1.98	%(f)
Ratio of net investment income/(loss) to average net assets	(0.53	)%(f)	(0.02	)%(f)
Ratio of gross expenses to average net assets	2.16	%(f)	2.12	%(f)
Portfolio turnover(g)	1,316%		1,709%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Amount is less than $0.005.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized
(f)	Annualized
(g)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

137

PROFUNDS VP ProFund VP Precious Metals (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (20.0%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$6,390,000	$6,389,911

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		6,389,911

Federal Home Loan Bank (20.0%)
Federal Home Loan Bank, 0.51%, 07/01/03	6,390,000	6,389,911

TOTAL FEDERAL HOME LOAN BANK		6,389,911

Federal National Mortgage Association (20.0%)
Federal National Mortgage Association, 0.51%, 07/01/03	6,390,000	6,389,912

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		6,389,912

Repurchase Agreements (39.8%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $6,389,142 (Collateralized by a Federal Home Loan Bank Security)	6,389,000	6,389,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with maturity value of $6,390,098 (Collateralized by U.S. Treasury Notes)	6,390,000	6,390,000

TOTAL REPURCHASE AGREEMENTS		12,779,000

TOTAL INVESTMENTS (Cost $31,949,000)(a)—99.8%		31,948,734
Net other assets (liabilities)—0.2%		77,456

NET ASSETS—100.0%		$32,026,190

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
Philadelphia Stock Exchange Gold and Silver Sector Index Swap Agreements expiring 08/25/03 (Underlying notional amount at value $32,074,806)	407,817	$208,290

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	(266)

Net unrealized appreciation/depreciation	$(266)

See accompanying notes to the financial statements.

138

PROFUNDS VP

ProFund VP Precious Metals

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $19,170,000)	$19,169,734
Repurchase agreements, at cost	12,779,000

Total Investments	31,948,734
Cash	1,699
Interest receivable	240
Unrealized appreciation on swap agreements	208,290
Prepaid expenses	792

Total Assets	32,159,755

Liabilities:
Payable for capital shares redeemed	77,936
Advisory fees payable	16,404
Management services fees payable	3,281
Administration fees payable	1,140
Administrative services fees payable	11,934
Distribution fees payable	5,983
Other accrued expenses	16,887

Total Liabilities	133,565

Net Assets	$32,026,190

Net Assets consist of:
Capital	$47,318,992
Accumulated net investment income/(loss)	(112,453)
Accumulated net realized gains (losses) on swap agreements	(15,388,373)
Net unrealized appreciation/depreciation on investments and swap agreements	208,024

Net Assets	$32,026,190

Shares of Beneficial Interest Outstanding	1,071,243

Net Asset Value (offering and redemption price per share)	$29.90

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$186,428

Expenses:
Advisory fees	120,492
Management services fees	24,098
Administration fees	7,708
Administrative services fees	80,348
Distribution fees	40,164
Custody fees	12,451
Fund accounting fees	13,609
Transfer agent fees	12,420
Other fees	17,094

Total Gross Expenses before reductions	328,384
Less Expenses reduced by the Advisor	(11,920)

Total Net Expenses	316,464

Net Investment Income/(Loss)	(130,036)

Realized and Unrealized Gains (Losses) on Investments and Swap Agreements:
Net realized gains (losses) on swap agreements	(4,578,990)
Change in net unrealized appreciation (depreciation) on investments and swap agreements	1,305,845

Net Realized and Unrealized Gains (Losses) on Investments and Swap Agreements	(3,273,145)

Change in Net Assets Resulting from Operations	$(3,403,181)

See accompanying notes to the financial statements.

139

PROFUNDS VP

ProFund VP Precious Metals

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(130,036)	$(62,824)
Net realized gains (losses) on swap agreements	(4,578,990)	(10,975,108)
Change in net unrealized appreciation (depreciation) on investments and swap agreements	1,305,845	(1,097,821)

Change in net assets resulting from operations	(3,403,181)	(12,135,753)

Capital Transactions:
Proceeds from shares issued	121,888,301	217,729,235
Cost of shares redeemed	(142,098,375)	(149,954,037)

Change in net assets resulting from capital transactions	(20,210,074)	67,775,198

Change in net assets	(23,613,255)	55,639,445
Net Assets:
Beginning of period	55,639,445	—

End of period	$32,026,190	$55,639,445

Share Transactions:
Issued	4,343,327	7,659,669
Redeemed	(5,162,299)	(5,769,454)

Change in shares	(818,972)	1,890,215

(a)	Commencement of operations

See accompanying notes to the financial statements.

140

PROFUNDS VP

ProFund VP Precious Metals

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$29.44		$30.00

Investment Activities:
Net investment income/(loss)	(0.11	)(b)	(0.07	)(b)
Net realized and unrealized gains (losses) on investments and swap agreements	0.57	(c)	(0.49)

Total income/(loss) from investment activities	0.46		(0.56)

Net Asset Value, End of Period	$29.90		$29.44

Total Return	1.56	%(d)	(1.87	)%(d)
Ratios/Supplemental Data:
Net assets, end of period	$32,026,190		$55,639,445
Ratio of net expenses to average net assets	1.97	%(e)	1.98	%(e)
Ratio of net investment income/(loss) to average net assets	(0.81	)%(e)	(0.40	)%(e)
Ratio of gross expenses to average net assets	2.05	%(e)	1.98	%(e)
Portfolio turnover(f)	—		—

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

141

PROFUNDS VP ProFund VP Real Estate (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (100.0%)

	Shares	Value
AMB Property Corp.	9,636	$271,446
Annaly Mortgage Management, Inc.	11,680	232,549
Apartment Investment & Management Co.—Class A	10,074	348,560
Archstone-Smith Trust	21,316	511,584
Arden Realty Group, Inc.	8,176	212,167
AvalonBay Communities, Inc.	7,154	305,047
Boston Properties, Inc.	8,906	390,083
Brandywine Realty Trust	4,672	115,025
BRE Properties, Inc.—Class A	5,402	179,346
Camden Property Trust	4,964	173,492
Capital Automotive Real Estate Investment Trust	3,212	89,904
CarrAmerica Realty Corp.	6,424	178,651
Catellus Development Corp.*	9,782	215,204
CBL & Associates Properties, Inc.	3,212	138,116
Centerpoint Properties Corp.	2,920	178,850
Chelsea Property Group, Inc.	5,110	205,984
Colonial Properties Trust	2,190	77,066
Cousins Properties, Inc.	4,818	134,422
Crescent Real Estate Equities Co.	9,636	160,054
Developers Diversified Realty Corp.	9,636	274,048
Duke-Weeks Realty Corp.	15,768	434,408
Equity Inns, Inc.	4,818	33,244
Equity Office Properties Trust	50,370	1,360,495
Equity Residential Properties Trust	33,872	878,979
Essex Property Trust, Inc.	2,336	133,736
Federal Realty Investment Trust	5,694	182,208
FelCor Lodging Trust, Inc.	5,840	45,844
First Industrial Realty Trust, Inc.	4,380	138,408
General Growth Properties, Inc.	7,884	492,277
Glenborough Realty Trust, Inc.	3,504	67,102
Health Care Property Investors, Inc.	7,592	321,521
Health Care REIT, Inc.	4,672	142,496
Healthcare Realty Trust, Inc.	5,256	153,212
Highwoods Properties, Inc.	6,278	139,999
Home Properties of New York, Inc.	2,920	102,901
Hospitality Properties Trust	7,300	228,125
Host Marriott Corp.*	29,054	265,844
HRPT Properties Trust	16,060	147,752
iStar Financial, Inc.	12,410	452,965
Kilroy Realty Corp.	3,212	88,330
Kimco Realty Corp.	11,096	420,538
Koger Equity, Inc.	2,482	42,765
La Quinta Corp.*	17,520	75,511
Liberty Property Trust	9,198	318,251
LNR Property Corp.	2,774	103,748
Macerich Co.	6,570	230,804
Mack-Cali Realty Corp.	6,570	239,017
Manufactured Home Communities, Inc.	2,628	92,269
MeriStar Hospitality Corp.	5,256	27,016
Mills Corp.	3,796	127,356
Nationwide Health Properties, Inc.	6,132	97,683
New Plan Excel Realty Trust, Inc.	12,118	258,719
Pan Pacific Retail Properties	4,964	195,333
Plum Creek Timber Co., Inc.	22,922	594,826
Post Properties, Inc.	4,380	116,070
Prentiss Properties Trust	4,672	140,113
Prologis Trust	18,834	514,168
Public Storage, Inc.	10,658	360,986

Common Stocks, continued

	Shares	Value
Realty Income Corp.	4,380	$166,790
Reckson Associates Realty Corp.	6,570	137,050
Regency Centers Corp.	2,920	102,142
RFS Hotel Investors, Inc.	3,650	44,968
Rouse Co.	10,950	417,195
Shurgard Storage Centers, Inc.—Class A	4,526	149,720
Simon Property Group, Inc.	15,622	609,728
SL Green Realty Corp.	3,942	137,536
St. Joe Co.	3,796	118,435
Thornburg Mortgage Asset Corp.	7,446	183,916
Trizec Properties, Inc.	11,242	127,822
United Dominion Realty Trust, Inc.	14,016	241,356
Ventas, Inc.	9,928	150,409
Vornado Realty Trust	11,972	521,979
Weingarten Realty Investors	5,986	250,813

TOTAL COMMON STOCKS		17,516,476

TOTAL INVESTMENTS (Cost $14,490,724)(a)—100.0%		17,516,476
Net other assets (liabilities)—0.0%		(6,318)

NET ASSETS—100.0%		$17,510,158

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$3,035,484
Unrealized depreciation	(9,732)

Net unrealized appreciation/depreciation	$3,025,752

See accompanying notes to the financial statements.

142

PROFUNDS VP

ProFund VP Real Estate

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $14,490,724)	$17,516,476
Dividends and interest receivable	101,813
Receivable for capital shares issued	531,489
Prepaid expenses	643

Total Assets	18,150,421

Liabilities:
Cash overdraft	3,741
Payable for investments purchased	600,101
Advisory fees payable	9,540
Management services fees payable	1,908
Administration fees payable	716
Administrative services fees payable	7,509
Distribution fees payable	3,819
Other accrued expenses	12,929

Total Liabilities	640,263

Net Assets	$17,510,158

Net Assets consist of:
Capital	$24,640,196
Accumulated net investment income/(loss)	(73,621)
Accumulated net realized gains (losses) on investments	(10,082,169)
Net unrealized appreciation/depreciation on investments	3,025,752

Net Assets	$17,510,158

Shares of Beneficial Interest Outstanding	506,949

Net Asset Value (offering and redemption price per share)	$34.53

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$11,542
Interest	113

Total Investment Income	11,655

Expenses:
Advisory fees	73,336
Management services fees	14,667
Administration fees	4,681
Administrative services fees	48,743
Distribution fees	24,445
Custody fees	10,674
Fund accounting fees	8,715
Transfer agent fees	8,284
Other fees	12,618

Total Gross Expenses before reductions	206,163
Less Expenses reduced by the Advisor	(13,079)

Total Net Expenses	193,084

Net Investment Income/(Loss)	(181,429)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	445,938
Change in net unrealized appreciation (depreciation) on investments	1,401,358

Net Realized and Unrealized Gains (Losses) on Investments	1,847,296

Change in Net Assets Resulting from Operations	$1,665,867

See accompanying notes to the financial statements.

143

PROFUNDS VP

ProFund VP Real Estate

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(181,429)	$1,427,079
Net realized gains (losses) on investments	445,938	(5,405,461)
Change in net unrealized appreciation (depreciation) on investments	1,401,358	(313,918)

Change in net assets resulting from operations	1,665,867	(4,292,300)

Distributions to Shareholders From:
Net investment income	(220,967)	(1,644,743)
Return of capital	—	(275,790)

Change in net assets resulting from distributions	(220,967)	(1,920,533)

Capital Transactions:
Proceeds from shares issued	108,962,020	408,200,418
Dividends reinvested	220,967	1,920,427
Cost of shares redeemed	(114,038,016)	(422,401,576)

Change in net assets resulting from capital transactions	(4,855,029)	(12,280,731)

Change in net assets	(3,410,129)	(18,493,564)
Net Assets:
Beginning of period	20,920,287	39,413,851

End of period	$17,510,158	$20,920,287

Share Transactions:
Issued	3,379,168	11,980,028
Reinvested	7,179	57,128
Redeemed	(3,550,677)	(12,570,630)

Change in shares	(164,330)	(533,474)

See accompanying notes to the financial statements.

144

PROFUNDS VP

ProFund VP Real Estate

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002	For the period January 22, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$31.16		$32.72	$30.00

Investment Activities:
Net investment income/(loss)	(0.29	)(b)	1.38 (b)	1.53	(b)
Net realized and unrealized gains (losses) on investments	3.95		(1.34)	1.19

Total income/(loss) from investment activities	3.66		0.04	2.72

Distributions to Shareholders From:
Net investment income	(0.29)		(1.37)	—
Return of capital	—		(0.23)	—

Total distributions	(0.29)		(1.60)	—

Net Asset Value, End of Period	$34.53		$31.16	$32.72

Total Return	11.85	%(c)	0.02%	9.07	%(c)
Ratios/Supplemental Data:
Net assets, end of period	$17,510,158		$20,920,287	$39,413,851
Ratio of net expenses to average net assets	1.97	%(d)	1.98%	1.99	%(d)
Ratio of net investment income/(loss) to average net assets	(1.85	)%(d)	4.09%	5.01	%(d)
Ratio of gross expenses to average net assets	2.11	%(d)	2.13%	1.99	%(d)
Portfolio turnover(e)	584%		1,163%	753%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

145

PROFUNDS VP ProFund VP Semiconductor (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (83.4%)

	Shares	Value
Actel Corp.*	472	$9,676
Advanced Micro Devices, Inc.*	6,844	43,870
Agere Systems, Inc.*	15,340	35,742
Agere Systems, Inc.—Class B*	18,172	41,796
Altera Corp.*	6,844	112,242
Amkor Technology, Inc.*	1,652	21,707
Analog Devices, Inc.*	7,316	254,743
Applied Materials, Inc.*	33,040	524,013
Applied Micro Circuits Corp.*	6,136	37,123
Asyst Technologies, Inc.*	708	4,737
Atmel Corp.*	8,732	22,092
ATMI, Inc.*	472	11,786
Axcelis Technologies, Inc.*	1,888	11,555
Broadcom Corp.—Class A*	4,248	105,818
Brooks Automation, Inc.*	708	8,029
Cirrus Logic, Inc.*	1,652	6,641
Cohu, Inc.	472	7,363
Conexant Systems, Inc.*	5,428	22,255
Credence Systems Corp.*	1,180	9,995
Cree Research, Inc.*	1,416	23,052
Cymer, Inc.*	708	22,663
Cypress Semiconductor Corp.*	2,360	28,320
DSP Group, Inc.*	472	10,162
DuPont Photomasks, Inc.*	236	4,444
ESS Technology, Inc.*	708	6,903
Exar Corp.*	708	11,208
Fairchild Semiconductor International, Inc.*	1,652	21,129
GlobespanVirata, Inc.*	2,360	19,470
Integrated Device Technology, Inc.*	2,124	23,470
Intel Corp.	78,452	1,630,545
Interdigital Communications Corp.*	1,180	27,576
International Rectifier Corp.*	1,180	31,648
Intersil Corp.—Class A*	2,832	75,360
KLA-Tencor Corp.*	3,776	175,546
Kopin Corp.*	1,416	8,666
Kulicke & Soffa Industries, Inc.*	944	6,032
Lam Research Corp.*	2,596	47,273
Lattice Semiconductor Corp.*	2,124	17,481
Linear Technology Corp.	6,372	205,242
LSI Logic Corp.*	7,552	53,468
LTX Corp.*	944	8,137
M-Systems Flash Disk Pioneers Ltd.*	472	5,253
Marvell Technology Group Ltd.*	1,652	56,779
Maxim Integrated Products, Inc.	6,608	225,928
Micrel, Inc.*	1,416	14,712
Microchip Technology, Inc.	4,012	98,816
Micron Technology, Inc.*	11,092	129,000
Mindspeed Technologies, Inc.*	1,035	2,795
National Semiconductor Corp.*	3,540	69,809
Novellus Systems, Inc.*	3,068	112,353
NVIDIA Corp.*	3,068	70,595
Oak Technology, Inc.*	1,180	7,328
Photronics, Inc.*	708	12,355
PMC-Sierra, Inc.*	3,304	38,756
Power Integrations, Inc.*	472	11,479
Rambus, Inc.*	1,888	31,284
RF Micro Devices, Inc.*	3,776	22,732
Sandisk Corp.*	1,416	57,136
Semtech Corp.*	1,416	20,164
Silicon Image, Inc.*	1,416	7,901

Common Stocks, continued

	Shares	Value
Silicon Laboratories, Inc.*	708	$18,861
Silicon Storage Technology, Inc.*	1,652	6,922
Siliconix, Inc.*	236	8,520
Skyworks Solutions, Inc.*	2,832	19,173
Teradyne, Inc.*	3,304	57,192
Texas Instruments, Inc.	34,692	610,578
Transmeta Corp.*	2,360	3,776
TriQuint Semiconductor, Inc.*	2,360	9,818
Ultratech Stepper, Inc.*	472	8,727
Varian Semiconductor Equipment Associates, Inc.*	708	21,070
Vitesse Semiconductor Corp.*	4,012	19,739
Xilinx, Inc.*	6,844	173,222
Zoran Corp.*	440	8,452

TOTAL COMMON STOCKS		5,710,203

TOTAL INVESTMENTS (Cost $4,818,984)(a)—83.4%		5,710,203
Net other assets (liabilities)—16.6%		1,134,129

NET ASSETS—100.0%		$6,844,332

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$892,738
Unrealized depreciation	(1,519)

Net unrealized appreciation/depreciation	$891,219

See accompanying notes to the financial statements.

146

PROFUNDS VP

ProFund VP Semiconductor

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $4,818,984)	$5,710,203
Cash	888
Dividends and interest receivable	18
Receivable for capital shares issued	2,966,212
Prepaid expenses	210

Total Assets	8,677,531

Liabilities:
Payable for investments purchased	1,813,227
Advisory fees payable	3,649
Management services fees payable	730
Administration fees payable	304
Administrative services fees payable	3,192
Distribution fees payable	1,596
Other accrued expenses	10,501

Total Liabilities	1,833,199

Net Assets	$6,844,332

Net Assets consist of:
Capital	$10,900,148
Accumulated net investment income/(loss)	(54,921)
Accumulated net realized gains (losses) on investments	(4,892,114)
Net unrealized appreciation/depreciation on investments	891,219

Net Assets	$6,844,332

Shares of Beneficial Interest Outstanding	340,345

Net Asset Value (offering and redemption price per share)	$20.11

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$6,882
Interest	88

Total Investment Income	6,970

Expenses:
Advisory fees	23,513
Management services fees	4,703
Administration fees	1,798
Administrative services fees	15,700
Distribution fees	7,838
Custody fees	8,869
Fund accounting fees	3,398
Transfer agent fees	3,338
Other fees	3,813

Total Gross Expenses before reductions	72,970
Less Expenses reduced by the Advisor	(11,079)

Total Net Expenses	61,891

Net Investment Income/(Loss)	(54,921)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(150,742)
Change in net unrealized appreciation (depreciation) on investments	830,143

Net Realized and Unrealized Gains (Losses) on Investments	679,401

Change in Net Assets Resulting from Operations	$624,480

See accompanying notes to the financial statements.

147

PROFUNDS VP

ProFund VP Semiconductor

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(54,921)	$(57,969)
Net realized gains (losses) on investments and swap agreements	(150,742)	(4,741,377)
Change in net unrealized appreciation (depreciation) on investments	830,143	61,076

Change in net assets resulting from operations	624,480	(4,738,270)

Capital Transactions:
Proceeds from shares issued	66,217,403	91,718,030
Cost of shares redeemed	(63,787,316)	(83,189,995)

Change in net assets resulting from capital transactions	2,430,087	8,528,035

Change in net assets	3,054,567	3,789,765
Net Assets:
Beginning of period	3,789,765	—

End of period	$6,844,332	$3,789,765

Share Transactions:
Issued	3,763,010	4,809,073
Redeemed	(3,665,871)	(4,565,867)

Change in shares	97,139	243,206

(a)	Commencement of operations

See accompanying notes to the financial statements.

148

PROFUNDS VP

ProFund VP Semiconductor

Financial HIghlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$15.58		$30.00

Investment Activities:
Net investment income/(loss)	(0.16	)(b)	(0.24	)(b)
Net realized and unrealized gains (losses) on investments and swap agreements	4.69		(14.18)

Total income/(loss) from investment activities	4.53		(14.42)

Net Asset Value, End of Period	$20.11		$15.58

Total Return	29.08	%(c)	(48.07	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$6,844,332		$3,789,765
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	(1.75	)%(d)	(1.89	)%(d)
Ratio of gross expenses to average net assets	2.33	%(d)	2.33	%(d)
Portfolio turnover(e)	1,300%		886%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

149

PROFUNDS VP ProFund VP Technology (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (98.8%)

	Shares	Value
3Com Corp.*	2,514	$11,766
ADC Telecommunications, Inc.*	7,542	17,558
Adobe Systems, Inc.	2,095	67,187
ADTRAN, Inc.*	419	21,491
Advanced Micro Devices, Inc.*	3,352	21,486
Affiliated Computer Services, Inc.— Class A*	1,257	57,483
Agere Systems, Inc.*	11,732	27,336
Altera Corp.*	3,352	54,973
Amdocs, Ltd.*	2,095	50,280
Amkor Technology, Inc.*	3,352	44,045
Amphenol Corp.—Class A*	838	39,235
Analog Devices, Inc.*	2,933	102,127
Apple Computer, Inc.*	3,352	64,090
Applied Materials, Inc.*	14,665	232,587
Applied Micro Circuits Corp.*	3,771	22,815
Autodesk, Inc.	838	13,542
Avaya, Inc.*	3,771	24,361
BEA Systems, Inc.*	4,190	45,503
BearingPoint, Inc.*	3,352	32,347
BMC Software, Inc.*	2,514	41,054
Broadcom Corp.—Class A*	1,676	41,749
Cadence Design Systems, Inc.*	3,352	40,425
Check Point Software Technologies, Ltd.*	2,933	57,340
CIENA Corp.*	4,190	21,746
Cisco Systems, Inc.*	59,498	993,021
Citrix Systems, Inc.*	1,676	34,123
Computer Associates International, Inc.	5,447	121,35
Computer Sciences Corp.*	1,676	63,889
Compuware Corp.*	3,771	21,759
Comverse Technology, Inc.*	1,257	18,893
Corning, Inc.*	10,894	80,507
Dell Computer Corp.*	17,169	548,720
Electronic Data Systems Corp.	4,190	89,876
EMC Corp.*	19,693	206,186
Emulex Corp.*	838	19,081
Foundry Networks, Inc.*	1,676	24,134
Harris Corp.	1,257	37,773
Hewlett-Packard Co.	25,559	544,407
Intel Corp.	55,308	1,149,521
International Business Machines Corp.	14,246	1,175,294
International Rectifier Corp.*	838	22,475
Intersil Corp.—Class A*	1,676	44,598
Intuit, Inc.*	1,676	74,632
J.D. Edwards & Co.*	1,257	18,013
JDS Uniphase Corp.*	10,894	38,238
Juniper Networks, Inc.*	3,352	41,464
KLA-Tencor Corp.*	2,095	97,397
Lam Research Corp.*	1,676	30,520
Level 3 Communications, Inc.*	4,609	30,604
Lexmark International Group, Inc.*	1,257	88,958
Linear Technology Corp.	2,514	80,976
LSI Logic Corp.*	5,447	38,565
Lucent Technologies, Inc.*	33,101	67,195
Marvell Technology Group, Ltd.*	1,257	43,203
Maxim Integrated Products, Inc.	2,514	85,954
Maxtor Corp.*	3,352	25,174
Mercury Interactive Corp.*	1,257	48,533

Common Stocks, continued

	Shares	Value
Microchip Technology, Inc.	2,095	$51,600
Micron Technology, Inc.*	5,447	63,349
Microsoft Corp.	90,085	2,307,078
Motorola, Inc.	20,531	193,607
National Semiconductor Corp.*	2,095	41,313
NCR Corp.*	1,257	32,204
NetScreen Technologies, Inc.*	1,676	37,794
Network Appliance, Inc.*	2,933	47,544
Network Associates, Inc.*	1,676	21,252
Novellus Systems, Inc.*	1,676	61,377
NVIDIA Corp.*	1,676	38,565
Oracle Corp.*	44,833	538,893
PanAmSat Corp.*	1,257	23,167
PeopleSoft, Inc.*	2,933	51,591
Pitney Bowes, Inc.	3,352	128,750
PMC-Sierra, Inc.*	2,095	24,574
QLogic Corp.*	1,257	60,751
Qualcomm, Inc.	6,704	239,667
Rambus, Inc.*	1,676	27,771
Reynolds & Reynolds Co.	1,257	35,900
Rockwell Collins, Inc.	2,095	51,600
Sandisk Corp.*	838	33,813
Scientific-Atlanta, Inc.	1,676	39,956
Siebel Systems, Inc.*	4,609	43,970
Storage Technology Corp.*	1,257	32,355
Sun Microsystems, Inc.*	28,911	132,991
SunGard Data Systems, Inc.*	2,095	54,281
Symantec Corp.*	1,257	55,132
Synopsys, Inc.*	838	51,830
Tellabs, Inc.*	3,771	24,775
Teradyne, Inc.*	2,933	50,770
Texas Instruments, Inc.	14,246	250,730
Unisys Corp.*	4,190	51,453
UTStarcom, Inc.*	1,257	44,711
VeriSign, Inc.*	2,095	28,974
Veritas Software Corp.*	3,771	108,115
WebMD Corp.*	3,771	40,840
Western Digital Corp.*	2,514	25,894
Xerox Corp.*	7,123	75,433
Xilinx, Inc.*	2,933	74,234
Yahoo!, Inc.*	5,028	164,717
Zebra Technologies Corp.*	419	31,505

TOTAL COMMON STOCKS		12,652,394

See accompanying notes to the financial statements.

150

PROFUNDS VP ProFund VP Technology (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Home Loan Bank (0.3%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$35,000	$34,999

TOTAL FEDERAL HOME LOAN BANK		34,999

TOTAL INVESTMENTS (Cost $9,439,323)(a)—99.1%		12,687,393
Net other assets (liabilities)—0.9%		120,901

NET ASSETS—100.0%		$12,808,294

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$3,262,428
Unrealized depreciation	(14,358)

Net unrealized appreciation/depreciation	$3,248,070

See accompanying notes to the financial statements.

151

PROFUNDS VP

ProFund VP Technology

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $9,439,323)	$12,687,393
Cash	770
Dividends and interest receivable	5,476
Receivable for investments sold	317,362
Receivable for capital shares issued	5,227
Prepaid expenses	491

Total Assets	13,016,719

Liabilities:
Payable for capital shares redeemed	165,435
Advisory fees payable	10,951
Management services fees payable	2,191
Administration fees payable	726
Administrative services fees payable	6,247
Distribution fees payable	5,049
Other accrued expenses	17,826

Total Liabilities	208,425

Net Assets	$12,808,294

Net Assets consist of:
Capital	$23,632,671
Accumulated net investment income/(loss)	(116,987)
Accumulated net realized gains (losses) on investments	(13,955,460)
Net unrealized appreciation/depreciation on investments	3,248,070

Net Assets	$12,808,294

Shares of Beneficial Interest Outstanding	1,016,356

Net Asset Value (offering and redemption price per share)	$12.60

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$32,004
Interest	492

Total Investment Income	32,496

Expenses:
Advisory fees	56,782
Management services fees	11,357
Administration fees	3,569
Administrative services fees	31,053
Distribution fees	18,927
Custody fees	12,251
Fund accounting fees	7,486
Transfer agent fees	6,746
Other fees	11,279

Total Gross Expenses before reductions	159,450
Less Expenses reduced by the Advisor	(9,967)

Total Net Expenses	149,483

Net Investment Income/(Loss)	(116,987)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(621,728)
Change in net unrealized appreciation (depreciation) on investments	2,500,962

Net Realized and Unrealized Gains (Losses) on Investments	1,879,234

Change in Net Assets Resulting from Operations	$1,762,247

See accompanying notes to the financial statements.

152

PROFUNDS VP

ProFund VP Technology

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(116,987)	$(216,156)
Net realized gains (losses) on investments	(621,728)	(8,354,759)
Change in net unrealized appreciation (depreciation) on investments	2,500,962	(978,518)

Change in net assets resulting from operations	1,762,247	(9,549,433)

Capital Transactions:
Proceeds from shares issued	62,611,340	118,000,430
Cost of shares redeemed	(66,836,514)	(108,589,596)

Change in net assets resulting from capital transactions	(4,225,174)	9,410,834

Change in net assets	(2,462,927)	(138,599)
Net Assets:
Beginning of period	15,271,221	15,409,820

End of period	$12,808,294	$15,271,221

Share Transactions:
Issued	5,350,626	8,366,705
Redeemed	(5,766,605)	(7,791,673)

Change in shares	(415,979)	575,032

See accompanying notes to the financial statements.

153

PROFUNDS VP

ProFund VP Technology

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$10.66		$17.97		$30.00

Investment Activities:
Net investment income/(loss)	(0.09	)(b)	(0.24	)(b)	(0.34	)(b)
Net realized and unrealized gains (losses) on investments	2.03		(7.07)		(11.69)

Total income/(loss) from investment activities	1.94		(7.31)		(12.03)

Net Asset Value, End of Period	$12.60		$10.66		$17.97

Total Return	18.20	%(c)	(40.68)%		(40.10	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$12,808,294		$15,271,221		$15,409,820
Ratio of net expenses to average net assets	1.97	%(d)	1.98%		2.10	%(d)
Ratio of net investment income/(loss) to average net assets	(1.54	)%(d)	(1.77)%		(1.91	)%(d)
Ratio of gross expenses to average net assets	2.10	%(d)	2.27%		2.10	%(d)
Portfolio turnover(e)	487%		1,208%		2,548%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

154

PROFUNDS VP ProFund VP Telecommunications (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (82.3%)

	Shares	Value
Alltel Corp.	5,430	$261,835
AT&T Corp.	13,575	261,319
AT&T Wireless Services, Inc.*	33,815	277,621
BellSouth Corp.	10,037	267,285
CenturyTel, Inc.	2,353	82,002
Cincinnati Bell, Inc.*	3,439	23,041
Citizens Communications Co.*	4,887	62,993
IDT Corp.*	362	6,480
IDT Corp.—Class B*	543	9,557
Nextel Communications, Inc.—Class A*	15,395	278,342
Nextel Partners, Inc.—Class A*	1,810	13,213
Qwest Communications International, Inc.*	24,073	115,069
SBC Communications, Inc.	57,739	1,475,230
Sprint Corp. (FON Group)	15,566	224,150
Sprint Corp. (PCS Group)*	14,661	84,301
Telephone & Data Systems, Inc.	905	44,979
US Cellular Corp.*	543	13,819
Verizon Communications, Inc.	36,422	1,436,848
Western Wireless Corp.—Class A*	1,267	14,609
Wireless Facilities, Inc.*	543	6,462

TOTAL COMMON STOCKS		4,959,155

Federal Home Loan Bank (1.2%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$70,000	69,999

TOTAL FEDERAL HOME LOAN BANK		69,999

TOTAL INVESTMENTS (Cost $3,972,816)(a)—83.5%		5,029,154
Net other assets (liabilities)—16.5%		997,165

NET ASSETS—100.0%		$6,026,319

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$1,059,583
Unrealized depreciation	(3,245)

Net unrealized appreciation/depreciation	$1,056,338

See accompanying notes to the financial statements.

155

PROFUNDS VP

ProFund VP Telecommunications

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $3,972,816)	$5,029,154
Cash	1,009
Dividends and interest receivable	8,274
Receivable for investments sold	2,464,332
Prepaid expenses	131

Total Assets	7,502,900

Liabilities:
Payable for capital shares redeemed	1,453,536
Advisory fees payable	6,561
Management services fees payable	1,312
Administration fees payable	451
Administrative services fees payable	4,729
Distribution fees payable	2,365
Other accrued expenses	7,627

Total Liabilities	1,476,581

Net Assets	$6,026,319

Net Assets consist of:
Capital	$11,537,687
Accumulated net investment income/(loss)	123,670
Accumulated net realized gains (losses) on investments	(6,691,376)
Net unrealized appreciation/depreciation on investments	1,056,338

Net Assets	$6,026,319

Shares of Beneficial Interest Outstanding	446,121

Net Asset Value (offering and redemption price per share)	$13.51

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$214,333
Interest	88

Total Investment Income	214,421

Expenses:
Advisory fees	34,447
Management services fees	6,889
Administration fees	2,056
Administrative services fees	22,980
Distribution fees	11,482
Custody fees	4,915
Fund accounting fees	3,941
Transfer agent fees	4,233
Other fees	4,692

Total Gross Expenses before reductions	95,635
Less Expenses reduced by the Advisor	(4,884)

Total Net Expenses	90,751

Net Investment Income/(Loss)	123,670

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(1,039,782)
Change in net unrealized appreciation (depreciation) on investments	(72,506)

Net Realized and Unrealized Gains (Losses) on Investments	(1,112,288)

Change in Net Assets Resulting from Operations	$(988,618)

See accompanying notes to the financial statements.

156

PROFUNDS VP

ProFund VP Telecommunications

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the year ended December 31, 2002
	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$123,670	$(51,088)
Net realized gains (losses) on investments	(1,039,782)	(1,634,461)
Change in net unrealized appreciation (depreciation) on investments	(72,506)	1,004,787

Change in net assets resulting from operations	(988,618)	(680,762)

Capital Transactions:
Proceeds from shares issued	49,002,636	88,752,147
Cost of shares redeemed	(58,783,432)	(75,426,114)

Change in net assets resulting from capital transactions	(9,780,796)	13,326,033

Change in net assets	(10,769,414)	12,645,271
Net Assets:
Beginning of period	16,795,733	4,150,462

End of period	$6,026,319	$16,795,733

Share Transactions:
Issued	3,809,071	6,192,167
Redeemed	(4,615,050)	(5,132,470)

Change in shares	(805,979)	1,059,697

See accompanying notes to the financial statements.

157

PROFUNDS VP

ProFund VP Telecommunications

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$13.41		$21.57		$30.00

Investment Activities:
Net investment income/(loss)	0.17	(b)	(0.10	)(b)	(0.28	)(b)
Net realized and unrealized gains (losses) on investments and swap agreements	(0.07)		(8.06)		(8.15)

Total income/(loss) from investment activities	0.10		(8.16)		(8.43)

Net Asset Value, End of Period	$13.51		$13.41		$21.57

Total Return	0.75	%(c)	(37.83)%		(28.10	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$6,026,319		$16,795,733		$4,150,462
Ratio of net expenses to average net assets	1.98	%(d)	1.98%		2.17	%(d)
Ratio of net investment income/(loss) to average net assets	2.69	%(d)	(0.72)%		(1.27	)%(d)
Ratio of gross expenses to average net assets	2.08	%(d)	2.19%		2.17	%(d)
Portfolio turnover(e)	739%		1,290%		2,830%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

158

PROFUNDS VP ProFund VP Utilities (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.9%)

	Shares	Value
AES Corp.*	75,718	$480,809
AGL Resources, Inc.	7,514	191,156
Allegheny Energy, Inc.	16,762	141,639
Alliant Energy Corp.	12,138	230,986
Ameren Corp.	21,386	943,123
American Electric Power, Inc.	52,020	1,551,757
Aquilla, Inc.	25,432	65,615
Atmos Energy Corp.	5,780	143,344
Avista Corp.	5,780	81,787
Black Hills Corp.	4,046	124,212
Calpine Corp.*	46,818	308,999
CenterPoint Energy, Inc.	35,258	287,353
Cinergy Corp.	21,386	786,791
CLECO Corp.	6,358	110,121
CMS Energy Corp.	17,918	145,136
Consolidated Edison, Inc.	28,322	1,225,776
Constellation Energy Group, Inc.	21,386	733,540
Dominion Resources, Inc.	42,194	2,711,808
DPL, Inc.	16,762	267,186
DQE, Inc.	9,826	148,078
DTE Energy Co.	21,964	848,689
Duke Energy Corp.	118,490	2,363,876
Dynegy, Inc.—Class A	34,102	143,228
Edison International*	42,772	702,744
El Paso Electric Co.*	6,358	78,394
Energen Corp.	4,046	134,732
Energy East Corp.	19,074	395,976
Entergy Corp.	29,478	1,555,849
Equitable Resources, Inc.	8,092	329,668
Exelon Corp.	42,194	2,523,623
FirstEnergy Corp.	39,304	1,511,239
FPL Group, Inc.	23,698	1,584,211
Great Plains Energy, Inc.	9,248	267,082
Hawaiian Electric Industries, Inc.	4,624	212,010
IDACORP, Inc.	5,202	136,553
KeySpan Corp.	20,808	737,644
MDU Resources Group, Inc.	9,826	329,073
Mirant Corp.*	53,176	154,210
National Fuel Gas Co.	9,826	255,967
New Jersey Resources Corp.	3,468	123,114
NICOR, Inc.	5,780	214,496
NiSource, Inc.	34,680	658,920
Northeast Utilities System	16,762	280,596
Northwest Natural Gas Co.	3,468	94,503
NSTAR	6,936	315,935
NUI Corp.	2,312	35,882
OGE Energy Corp.	10,404	222,333
ONEOK, Inc.	9,826	192,884
Peoples Energy Corp.	4,624	198,323
Pepco Holdings, Inc.	22,542	431,905
PG&E Corp.*	53,754	1,136,897
Philadelphia Suburban Corp.	9,248	225,466
Piedmont Natural Gas Co., Inc.	4,046	157,025
Pinnacle West Capital Corp.	10,982	411,276
PNM Resources, Inc.	5,202	139,154
PPL Corp.	23,120	994,160
Progress Energy, Inc.	31,790	1,395,581
Public Service Enterprise Group, Inc.	27,744	1,172,184
Puget Energy, Inc.	12,138	289,734
Questar Corp.	10,982	367,568

Common Stocks, continued

	Shares	Value
Reliant Resources, Inc.*	6,358	$38,975
SCANA Corp.	13,294	455,718
Sempra Energy	27,166	775,045
Sierra Pacific Resources*	15,606	92,700
Southern Co.	94,792	2,953,718
Southern Union Co.*	4,624	78,331
TECO Energy, Inc.	23,120	277,209
Texas Genco Holdings, Inc.	1,734	40,316
TXU Corp.	42,194	947,255
UGI Corp.	5,202	164,903
Unisource Energy Corp.	4,624	86,931
Vectren Corp.	8,670	217,184
Westar Energy, Inc.	6,936	112,571
WGL Holdings, Inc.	6,358	169,759
Wisconsin Energy Corp.	15,028	435,812
WPS Resources Corp.	4,046	162,649
Xcel Energy, Inc.	52,598	791,074

TOTAL COMMON STOCKS		41,802,070

Federal Home Loan Bank (0.3%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$109,000	108,998

TOTAL FEDERAL HOME LOAN BANK		108,998

TOTAL INVESTMENTS (Cost $37,624,142)(a)—100.2%		41,911,068
Net other assets (liabilities)—(0.2)%		(99,810)

NET ASSETS—100.0%		$41,811,258

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$4,421,773
Unrealized depreciation	(134,847)

Net unrealized appreciation/depreciation	$4,286,926

See accompanying notes to the financial statements.

159

PROFUNDS VP

ProFund VP Utilities

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $37,624,142)	$41,911,068
Cash	748
Dividends and interest receivable	50,885
Receivable for investments sold	1,445,811
Prepaid expenses	389

Total Assets	43,408,901

Liabilities:
Payable for capital shares redeemed	1,534,607
Advisory fees payable	20,443
Management services fees payable	4,089
Administration fees payable	1,365
Administrative services fees payable	14,322
Distribution fees payable	7,161
Other accrued expenses	15,656

Total Liabilities	1,597,643

Net Assets	$41,811,258

Net Assets consist of:
Capital	$50,025,062
Accumulated net investment income/(loss)	668,143
Accumulated net realized gains (losses) on investments	(13,168,873)
Net unrealized appreciation/depreciation on investments	4,286,926

Net Assets	$41,811,258

Shares of Beneficial Interest Outstanding	1,959,076

Net Asset Value (offering and redemption price per share)	$21.34

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$450,290
Interest	184

Total Investment Income	450,474

Expenses:
Advisory fees	80,367
Management services fees	16,074
Administration fees	7,322
Administrative services fees	53,624
Distribution fees	26,789
Custody fees	9,567
Fund accounting fees	9,264
Transfer agent fees	7,877
Other fees	10,939

Total Gross Expenses before reductions	221,823
Less Expenses reduced by the Advisor	(10,134)

Total Net Expenses	211,689

Net Investment Income/(Loss)	238,785

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(468,462)
Change in net unrealized appreciation (depreciation) on investments	2,418,028

Net Realized and Unrealized Gains (Losses) on Investments	1,949,566

Change in Net Assets Resulting from Operations	$2,188,351

See accompanying notes to the financial statements.

160

PROFUNDS VP

ProFund VP Utilities

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$238,785	$429,358
Net realized gains (losses) on investments	(468,462)	(6,362,421)
Change in net unrealized appreciation (depreciation) on investments	2,418,028	1,307,557

Change in net assets resulting from operations	2,188,351	(4,625,506)

Capital Transactions:
Proceeds from shares issued	122,212,453	224,791,256
Cost of shares redeemed	(108,615,641)	(207,560,080)

Change in net assets resulting from capital transactions	13,596,812	17,231,176

Change in net assets	15,785,163	12,605,670
Net Assets:
Beginning of period	26,026,095	13,420,425

End of period	$41,811,258	$26,026,095

Share Transactions:
Issued	6,207,585	10,351,013
Redeemed	(5,634,570)	(9,508,462)

Change in shares	573,015	842,551

See accompanying notes to the financial statements.

161

PROFUNDS VP

ProFund VP Utilities

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the year ended December 31, 2002	For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$18.78		$24.69	$30.00

Investment Activities:
Net investment income/(loss)	0.22	(b)	0.51 (b)	0.39	(b)
Net realized and unrealized gains (losses) on investments	2.34		(6.42)	(5.70)

Total income/(loss) from investment activities	2.56		(5.91)	(5.31)

Net Asset Value, End of Period	$21.34		$18.78	$24.69

Total Return	13.63	%(c)	(23.94)%	(17.70	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$41,811,258		$26,026,095	$13,420,425
Ratio of net expenses to average net assets	1.97	%(d)	1.98%	2.05	%(d)
Ratio of net investment income/(loss) to average net assets	2.23	%(d)	2.31%	1.44	%(d)
Ratio of gross expenses to average net assets	2.07	%(d)	2.17%	2.05	%(d)
Portfolio turnover(e)	496%		1,461%	1,008%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

162

PROFUNDS VP ProFund VP U.S. Government Plus (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (15.7%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$7,910,000	$7,909,890

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		7,909,890

Federal Home Loan Bank (15.7%)
Federal Home Loan Bank, 0.51%, 07/01/03	7,910,000	7,909,890

TOTAL FEDERAL HOME LOAN BANK		7,909,890

Federal National Mortgage Association (15.7%)
Federal National Mortgage Association, 0.51%, 07/01/03	7,910,000	7,909,890

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		7,909,890

U.S. Treasury Bonds (20.4%)
U.S. Treasury Bonds, 4.55%, 02/15/31	9,090,000	10,263,179

TOTAL U.S. TREASURY BONDS		10,263,179

Repurchase Agreements (31.6%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $7,906,176 (Collateralized by a Federal Home Loan Bank Security)	7,906,000	7,906,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with maturity value of $7,910,121 (Collateralized by U.S. Treasury Notes)	7,910,000	7,910,000

TOTAL REPURCHASE AGREEMENTS		15,816,000

TOTAL INVESTMENTS (Cost $48,688,600)(a)—99.1%		49,808,849
Net other assets (liabilities)—0.9%		439,272

NET ASSETS—100.0%		$50,248,121

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
30-Year U.S. Treasury Bond Swap Agreements expiring 07/31/03 (Underlying notional amount at value $52,374,951)	46,388,000	$214,108

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$1,128,474
Unrealized depreciation	(8,225)

Net unrealized appreciation/depreciation	$1,120,249

See accompanying notes to the financial statements.

163

PROFUNDS VP

ProFund VP U.S. Government Plus

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $32,872,600)	$33,992,849
Repurchase agreements, at cost	15,816,000

Total Investments	49,808,849
Cash	87,120
Interest receivable	183,854
Receivable for capital shares issued	36,001
Unrealized appreciation on swap agreements	214,108
Prepaid expenses	2,004

Total Assets	50,331,936

Liabilities:
Dividends payable	1,137
Advisory fees payable	19,520
Management services fees payable	5,855
Administration fees payable	1,958
Administrative services fees payable	20,571
Distribution fees payable	10,536
Other accrued expenses	24,238

Total Liabilities	83,815

Net Assets	$50,248,121

Net Assets consist of:
Capital	$46,545,315
Accumulated net investment income/(loss)	(1,262,555)
Accumulated net realized gains (losses) on investments and swap agreements	3,631,004
Net unrealized appreciation/depreciation on investments and swap agreements	1,334,357

Net Assets	$50,248,121

Shares of Beneficial Interest Outstanding	1,414,032

Net Asset Value (offering and redemption price per share)	$35.54

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$662,779

Expenses:
Advisory fees	169,194
Management services fees	50,758
Administration fees	14,061
Administrative services fees	169,237
Distribution fees	84,597
Custody fees	18,825
Fund accounting fees	26,979
Transfer agent fees	24,420
Other fees	28,707

Total Gross Expenses before reductions	586,778
Less Expenses reduced by the Advisor	(4,273)

Total Net Expenses	582,505

Net Investment Income/(Loss)	80,274

Realized and Unrealized Gains (Losses) on Investments and Swap Agreements:
Net realized gains (losses) on investments	111,822
Net realized gains (losses) on swap agreements	(397,063)
Change in net unrealized appreciation (depreciation) on investments and swap agreements	832,350

Net Realized and Unrealized Gains (Losses) on Investments and Swap Agreements	547,109

Change in Net Assets Resulting from Operations	$627,383

See accompanying notes to the financial statements.

164

PROFUNDS VP

ProFund VP U.S. Government Plus

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$80,274	$214,947
Net realized gains (losses) on investments, futures contracts and swap agreements	(285,241)	5,212,931
Change in net unrealized appreciation (depreciation) on investments and swap agreements	832,350	502,007

Change in net assets resulting from operations	627,383	5,929,885

Distributions to Shareholders From:
Net investment income	(1,337,902)	(1,531,855)

Change in net assets resulting from distributions	(1,337,902)	(1,531,855)

Capital Transactions:
Proceeds from shares issued	218,981,744	422,970,722
Dividends reinvested	1,333,067	1,530,541
Cost of shares redeemed	(294,284,515)	(303,970,949)

Change in net assets resulting from capital transactions	(73,969,704)	120,530,314

Change in net assets	(74,680,223)	124,928,344
Net Assets:
Beginning of period	124,928,344	—

End of period	$50,248,121	$124,928,344

Share Transactions:
Issued	6,363,543	12,910,778
Reinvested	38,590	45,993
Redeemed	(8,649,963)	(9,294,909)

Change in shares	(2,247,830)	3,661,862

(a)	Commencement of operations

See accompanying notes to the financial statements.

165

PROFUNDS VP

ProFund VP U.S. Government Plus

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$34.12		$30.00

Investment Activities:
Net investment income/(loss)	0.04	(b)	0.12	(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	2.05		4.89

Total income/(loss) from investment activities	2.09		5.01

Distributions to Shareholders From:
Net investment income	(0.67)		(0.89)

Net Asset Value, End of Period	$35.54		$34.12

Total Return	6.20	%(c)	16.90	%(c)
Ratios/Supplemental Data:
Net assets, end of period	$50,248,121		$124,928,344
Ratio of net expenses to average net assets	1.72	%(d)	1.71	%(d)
Ratio of net investment income/(loss) to average net assets	0.24	%(d)	0.56	%(d)
Ratio of gross expenses to average net assets	1.73	%(d)	1.71	%(d)
Portfolio turnover(e)	185%		269%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return, swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

166

PROFUNDS VP ProFund VP Rising Rates Opportunity (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (19.5%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$5,292,000	$5,291,927

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		5,291,927

Federal Home Loan Bank (19.5%)
Federal Home Loan Bank, 0.51%, 07/01/03	5,292,000	5,291,927

TOTAL FEDERAL HOME LOAN BANK		5,291,927

Federal National Mortgage Association (19.5%)
Federal National Mortgage Association, 0.51%, 07/01/03	5,292,000	5,291,926

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		5,291,926

Repurchase Agreements (38.8%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $5,290,118 (Collateralized by a Federal Home Loan Bank Security)	5,290,000	5,290,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with maturity value of $5,292,081 (Collateralized by U.S. Treasury Notes)	5,292,000	5,292,000

TOTAL REPURCHASE AGREEMENTS		10,582,000

TOTAL INVESTMENTS (Cost $26,458,001)(a)—97.3%		26,457,780
Net other assets (liabilities)—2.7%		720,966

NET ASSETS—100.0%		$27,178,746

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
30-Year U.S. Treasury Bond Swap Agreements expiring 07/31/03 (Underlying notional amount at value $34,005,104)	(30,118,000)	$(142,140)

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	(221)

Net unrealized appreciation/depreciation	$(221)

See accompanying notes to the financial statements.

167

PROFUNDS VP

ProFund VP Rising Rates Opportunity

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $15,876,001)	$15,875,780
Repurchase agreements, at cost	10,582,000

Total Investments	26,457,780
Cash	1,029,152
Interest receivable	198
Receivable for capital shares issued	1,964
Prepaid expenses	486

Total Assets	27,489,580

Liabilities:
Payable for capital shares redeemed	137,562
Unrealized depreciation on swap agreements	142,140
Advisory fees payable	9,034
Management services fees payable	1,807
Administration fees payable	618
Administrative services fees payable	6,479
Distribution fees payable	3,279
Other accrued expenses	9,915

Total Liabilities	310,834

Net Assets	$27,178,746

Net Assets consist of:
Capital	$30,494,269
Accumulated net investment income/(loss)	(57,185)
Accumulated net realized gains (losses) on swap agreements	(3,115,977)
Net unrealized appreciation/depreciation on investments and swap agreements	(142,361)

Net Assets	$27,178,746

Shares of Beneficial Interest Outstanding	1,219,532

Net Asset Value (offering and redemption price per share)	$22.29

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$78,379

Expenses:
Advisory fees	52,194
Management services fees	10,439
Administration fees	4,867
Administrative services fees	34,755
Distribution fees	17,398
Custody fees	5,705
Fund accounting fees	6,128
Transfer agent fees	5,384
Other fees	7,696

Total Gross Expenses before reductions	144,566
Less Expenses reduced by the Advisor	(7,184)

Total Net Expenses	137,382

Net Investment Income/(Loss)	(59,003)

Realized and Unrealized Gains (Losses) on Investments and Swap Agreements:
Net realized gains (losses) on swap agreements	(652,231)
Change in net unrealized appreciation (depreciation) on investments and swap agreements	(137,627)

Net Realized and Unrealized Gains (Losses) on Investments and Swap Agreements	(789,858)

Change in Net Assets Resulting from Operations	$(848,861)

See accompanying notes to the financial statements.

168

PROFUNDS VP

ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(59,003)	$(26,296)
Net realized gains (losses) on futures contracts and swap agreements	(652,231)	(2,726,147)
Change in net unrealized appreciation (depreciation) on investments and swap agreements	(137,627)	(4,734)

Change in net assets resulting from operations	(848,861)	(2,757,177)

Capital Transactions:
Proceeds from shares issued	146,646,676	146,601,639
Cost of shares redeemed	(125,786,977)	(136,676,554)

Change in net assets resulting from capital transactions	20,859,699	9,925,085

Change in net assets	20,010,838	7,167,908
Net Assets:
Beginning of period	7,167,908	—

End of period	$27,178,746	$7,167,908

Share Transactions:
Issued	6,259,683	5,543,393
Redeemed	(5,334,877)	(5,248,667)

Change in shares	924,806	294,726

(a)	Commencement of operations

See accompanying notes to the financial statements.

169

PROFUNDS VP

ProFund VP Rising Rates Opportunity

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$24.32		$30.00

Investment Activities:
Net investment income/(loss)	(0.10	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	(1.93)		(5.59)

Total income/(loss) from investment activities	(2.03)		(5.68)

Net Asset Value, End of Period	$22.29		$24.32

Total Return	(8.35	)%(c)	(18.93	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$27,178,746		$7,167,908
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	(0.85	)%(d)	(0.49	)%(d)
Ratio of gross expenses to average net assets	2.08	%(d)	2.13	%(d)
Portfolio turnover(e)	—		—

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

170

PROFUNDS VP

Notes to Financial Statements

June 30, 2003

(Unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the “Advisor”) serves as the investment advisor for each of the ProFunds. BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Bull, ProFund VP OTC, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan, ProFund VP UltraBull (formerly ProFund VP Bull Plus), ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraOTC, ProFund VP Bear, ProFund VP Short OTC, ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Cyclical, ProFund VP Consumer Non-Cyclical, ProFund VP Energy, ProFund VP Financial, ProFund VP Healthcare, ProFund VP Industrial, ProFund VP Internet, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ/NMS, are valued at the closing price, if available, on the exchange or market where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price shall be the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Securities regularly traded in the OTC markets (other than the NASDAQ/NMS) are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For the ProFunds VP, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued at the last bid quote (if purchased by a ProFund VP) or the last asked quote (if sold by a ProFund VP) prior to the time at which a ProFund VP calculates net asset value. Routine valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When market quotations are not readily available, a ProFund VP’s investments are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Advisor will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP.

171

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

The ProFunds VP require that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP maintains a segregated account of securities as collateral for outstanding short sales, when required. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short.

Futures Contracts

The ProFunds VP may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at settlement of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Futures contracts may also be offset for settlement. Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the futures and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the futures or due to the inability of counterparties to perform.

Index Options and Options on Futures Contracts

The ProFunds VP may purchase call or put options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and to create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options and options on futures contracts are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected. Risk may also arise if there is an illiquid secondary market for the options or due to the inability of counterparties to perform.

172

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the ProFund VP Asia 30, the ProFund VP Europe 30 and the ProFund VP Japan denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Swap Agreements

The ProFunds VP may enter into equity index, equity basket or interest rate swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities, or to manage exposure to a market or security. Swap agreements are two-party contracts for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The amount to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Most swap agreements entered into by the ProFunds VP calculate the obligations of the parties to the agreement on a “net basis.’’ Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the contract based on the relative values of the positions held by each party to the contract (the “net amount”). A ProFund VP’s current obligations under a swap agreement are accrued daily (offset against any amounts owing to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty are covered by segregated assets.

The counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus the dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount is recorded as “unrealized gains or losses on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by the securities and cash of each particular ProFund VP.

The ProFunds VP may invest in swaps that provide the opposite return of their benchmark index (short the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap. These amounts are netted with any unrealized appreciation/depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total exposure each ProFund VP has in under the swap agreement. Risks may result from an imperfect correlation between movements in the price of the swap agreements and the price of the underlying instruments. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

173

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

Expenses

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another appropriate basis.

Distributions to Shareholders

Each of the ProFunds VP (except the ProFund VP Real Estate and the ProFund VP U.S. Government Plus) intends to declare and distribute net investment income annually. ProFund VP Real Estate declares and pays dividends from net investment income quarterly. ProFund VP U.S. Government Plus declares dividends from net investment income daily and pays dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Federal Income Taxes

Each of the ProFunds VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability.

3.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except the ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP of 0.75%. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate, based on the average daily net assets, of 0.50%.

For its services as Administrator, the Trust pays BISYS an annual fee based on the following schedule of average net assets: 0.05% of average net assets from $0 to $2 billion, 0.04% on the next $3 billion of average net assets, 0.03% on the next $5 billion of average net assets, and 0.02% of average net assets over $10 billion. BISYS Fund Services, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees.

ProFund Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP will pay to ProFund Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets.

Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with American Skandia Life Assurance Corporation (“American Skandia”) pursuant to which American Skandia will provide administrative services with respect to the ProFunds VP. For these services, the Trust pays American Skandia a quarterly fee equal on an annual basis up to 0.50% of the average daily net assets of each ProFund VP that were invested in such ProFund VP through American Skandia’s separate account.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. Each Non-Interested Trustee was compensated $5,500 in meeting and retainer fees during the six months ended June 30, 2003.

The Advisor has contractually agreed to waive advisory and management servicing fees, and if necessary, reimburse certain other expenses of each ProFund VP for the period ending December 31, 2003 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP (except the ProFund VP UltraBull, the ProFund VP UltraOTC the ProFund VP U.S. Government Plus). ProFund VP UltraBull’s operating expenses are limited to an annualized rate of 1.85% of its average daily net assets. ProFund VP UltraOTC’s operating expenses are limited to an annualized rate of 1.95% of its average daily net assets. ProFund VP U.S. Government Plus’s operating expenses are limited to an annualized rate of 1.73% of its average daily net assets.

174

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

The Advisor may recoup the advisory and management servicing fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed any expense limitation in place at that time. As of June 30, 2003, the reimbursement that may potentially be made by the ProFunds VP are as follows:

	Expires 2005	Expires 2006
ProFund VP OTC	$27,011	$13,435
ProFund VP Mid-Cap Value	22,991	19,271
ProFund VP Mid-Cap Growth	16,477	16,611
ProFund VP Small-Cap Value	35,305	33,199
ProFund VP Small-Cap Growth	20,779	20,156
ProFund VP Asia 30	2,486	4,651
ProFund VP Europe 30	21,392	—
ProFund VP Japan	2,285	4,058
ProFund VP UltraBull	78,953	42,886
ProFund VP UltraMid-Cap	25,730	12,586
ProFund VP UltraSmall-Cap	71,489	14,263
ProFund VP UltraOTC	57,524	12,326
ProFund VP Bear	39,311	10,017
ProFund VP Short OTC	—	11,399
ProFund VP Banks	9,952	11,025
ProFund VP Basic Materials	6,747	5,370
ProFund VP Biotechnology	35,143	12,809
ProFund VP Consumer Cyclical	10,219	7,760
ProFund VP Consumer Non-Cyclical	8,221	9,050
ProFund VP Energy	34,061	12,864
ProFund VP Financial	37,969	12,900
ProFund VP Healthcare	35,804	12,317
ProFund VP Industrial	5,769	6,576
ProFund VP Internet	3,895	8,032
ProFund VP Pharmaceuticals	5,743	5,664
ProFund VP Precious Metals	—	10,285
ProFund VP Real Estate	52,569	12,555
ProFund VP Semiconductor	10,634	10,895
ProFund VP Technology	34,449	9,545
ProFund VP Telecommunications	14,827	4,695
ProFund VP Utilities	36,094	9,653
ProFund VP U.S. Government Plus	—	1,368
ProFund VP Rising Rates Opportunity	7,932	6,774

175

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the period ended June 30, 2003 were as follows:

	Purchases	Sales
ProFund VP Bull	$196,703,881	$195,307,940
ProFund VP OTC	240,476,906	219,201,597
ProFund VP Mid-Cap Value	89,771,608	86,554,727
ProFund VP Mid-Cap Growth	110,700,385	87,942,663
ProFund VP Small-Cap Value	153,344,039	151,734,615
ProFund VP Small-Cap Growth	184,079,812	160,101,432
ProFund VP Asia 30	59,757,904	72,212,929
ProFund VP Europe 30	176,821,826	138,729,747
ProFund VP UltraBull	207,925,504	216,244,432
ProFund VP UltraMid-Cap	67,388,693	58,882,415
ProFund VP UltraSmall-Cap	69,231,071	47,917,729
ProFund VP UltraOTC	200,642,187	205,268,576
ProFund VP Banks	47,139,456	43,462,937
ProFund VP Basic Materials	24,461,946	26,088,611
ProFund VP Biotechnology	118,391,392	118,156,965
ProFund VP Consumer Cyclical	50,773,316	50,566,706
ProFund VP Consumer Non-Cyclical	20,577,258	20,955,365
ProFund VP Energy	80,009,826	91,434,851
ProFund VP Financial	61,364,502	61,616,767
ProFund VP Healthcare	100,554,207	75,008,646
ProFund VP Industrial	14,404,032	14,070,628
ProFund VP Internet	80,839,600	98,259,724
ProFund VP Pharmaceuticals	66,653,702	59,669,593
ProFund VP Real Estate	107,724,945	112,296,331
ProFund VP Semiconductor	68,992,851	67,751,865
ProFund VP Technology	66,394,212	69,760,791
ProFund VP Telecommunications	56,298,207	66,993,749
ProFund VP Utilities	123,227,480	109,381,796
ProFund VP U.S. Government Plus	24,835,703	25,462,820

5.	Concentration Risk

The ProFund VP Asia 30, ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Cyclical, ProFund VP Consumer Non-Cyclical, ProFund VP Energy, ProFund VP Financial, ProFund VP Healthcare, ProFund VP Industrial, ProFund VP Internet, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications and ProFund VP Utilities maintain exposure to a limited number of issuers conducting business in a specific market sector. These ProFunds VP are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds VP will be negatively impacted by that poor performance. This would make the performance of these particular ProFunds VP more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be. Each of ProFund VP Europe 30, ProFund VP Short OTC, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated.

176

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2002, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2008	Expires 2009	Expires 2010	Total
ProFund VP Bull	$—	$173,736	$1,707,847	$1,881,583
ProFund VP OTC	—	3,644,776	15,941,603	19,586,379
ProFund VP Mid-Cap Value	—	—	204,315	204,315
ProFund VP Small-Cap Value	—	—	109,696	109,696
ProFund VP Small-Cap Growth	—	—	498,921	498,921
ProFund VP Asia 30	—	—	27,986	27,986
ProFund VP Europe 30	7,828,365	10,516,081	21,104,698	39,449,144
ProFund VP Japan	—	—	2,554,494	2,554,494
ProFund VP UltraBull	—	8,540,781	22,809,819	31,350,600
ProFund VP UltraMid-Cap	—	—	4,988,002	4,988,002
ProFund VP UltraSmall-Cap	14,370,041	7,875,274	26,485,641	48,730,956
ProFund VP UltraOTC	126,680,493	119,617,666	87,508,404	333,806,563
ProFund VP Bear	—	1,705,630	—	1,705,630
ProFund VP Short OTC	—	—	2,768,700	2,768,700
ProFund VP Banks	—	—	1,338,047	1,338,047
ProFund VP Basic Materials	—	—	1,118,357	1,118,357
ProFund VP Biotechnology	—	—	9,531,779	9,531,779
ProFund VP Consumer Cyclical	—	—	1,163,216	1,163,216
ProFund VP Consumer Non-Cyclical	—	—	1,165,345	1,165,345
ProFund VP Energy	—	1,407,170	2,339,969	3,747,139
ProFund VP Financial	—	58,139	3,181,447	3,239,586
ProFund VP Healthcare	—	892,521	5,475,793	6,368,314
ProFund VP Industrial	—	—	270,507	270,507
ProFund VP Precious Metals	—	—	10,809,383	10,809,383
ProFund VP Real Estate	—	1,884,982	4,225,104	6,110,086
ProFund VP Semiconductor	—	—	2,166,649	2,166,649
ProFund VP Technology	—	1,358,736	4,626,781	5,985,517
ProFund VP Telecommunications	—	2,176,462	2,185,044	4,361,506
ProFund VP Utilities	—	2,100,378	4,754,633	6,855,011
ProFund VP Rising Rates Opportunity	—	—	2,463,746	2,463,746

177

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

At June 30, 2003, the cost of securities for federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
ProFund VP Bull	$116,893,757	$—	$(1,451,160)	$(1,451,160)
ProFund VP OTC	115,058,643	—	(6,977,061)	(6,977,061)
ProFund VP Mid-Cap Value	17,787,943	—	(1,366,148)	(1,366,148)
ProFund VP Mid-Cap Growth	39,242,304	1,308,753	(232,248)	1,076,505
ProFund VP Small-Cap Value	33,603,375	—	(778,883)	(778,883)
ProFund VP Small-Cap Growth	52,853,903	2,849,018	(310,354)	2,538,664
ProFund VP Asia 30	8,267,720	368,568	(17)	368,551
ProFund VP Europe 30	75,593,371	—	(7,006,789)	(7,006,789)
ProFund VP Japan	10,480,351	—	(71)	(71)
ProFund VP UltraBull	48,060,657	—	(9,280,446)	(9,280,446)
ProFund VP UltraMid-Cap	31,427,930	566,500	(391,576)	174,924
ProFund VP UltraSmall-Cap	57,374,469	3,693,161	(696,559)	2,996,602
ProFund VP UltraOTC	123,124,637	—	(64,185,740)	(64,185,740)
ProFund VP Bear	108,235,000	22	(924)	(902)
ProFund VP Short OTC	31,645,210	1,004	(1,268)	(264)
ProFund VP Banks	10,335,822	—	(997,226)	(997,226)
ProFund VP Basic Materials	2,380,497	—	(382,280)	(382,280)
ProFund VP Biotechnology	22,027,459	—	(1,118,712)	(1,118,712)
ProFund VP Consumer Cyclical	4,438,161	103,021	(3,568)	99,453
ProFund VP Consumer Non-Cyclical	4,856,568	—	(354,090)	(354,090)
ProFund VP Energy	13,793,525	—	(5,609,842)	(5,609,842)
ProFund VP Financial	14,434,961	—	(320,598)	(320,598)
ProFund VP Healthcare	41,723,190	—	(1,237,385)	(1,237,385)
ProFund VP Industrial	1,430,396	—	(63,880)	(63,880)
ProFund VP Internet	13,480,306	4,105,500	(15,902)	4,089,598
ProFund VP Pharmaceuticals	10,283,492	—	(827,465)	(827,465)
ProFund VP Precious Metals	31,949,000	—	(266)	(266)
ProFund VP Real Estate	16,669,062	857,146	(9,732)	847,414
ProFund VP Semiconductor	7,147,967	—	(1,437,764)	(1,437,764)
ProFund VP Technology	17,643,988	—	(4,956,595)	(4,956,595)
ProFund VP Telecommunications	5,460,384	—	(431,230)	(431,230)
ProFund VP Utilities	42,649,874	—	(738,806)	(738,806)
ProFund VP U.S. Government Plus	48,739,804	1,077,270	(8,225)	1,069,045
ProFund VP Rising Rates Opportunity	26,458,000	—	(220)	(220)

178

ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

INNOVATIONS IN INDEXING®

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds. “Dow Jones,” “Dow Jones Industrial AverageTM,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of the NASDAQ Stock Market, Inc. “The Nikkei 225 Stock Average” is a trademark of Nihon Keizal Shimbun, Inc. “Philadelphia Stock Exchange®”’ “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds.

6/03

CLASSIC PROFUNDS VP

Bull

Small-Cap

OTC

Mid-Cap Value

Mid-Cap Growth

Small-Cap Value

Small-Cap Growth

Asia 30

Europe 30

ULTRA PROFUNDS VP

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraOTC

INVERSE PROFUNDS VP

Bear

Short Small-Cap

Short OTC

SECTOR PROFUNDS VP

Basic Materials

Biotechnology

Energy

Financial

Healthcare

Precious Metals

Real Estate

Semiconductor

Technology

Telecommunications

Utilities

BOND BENCHMARKED PROFUNDS VP

U.S. Government Plus

Rising Rates Opportunity

MONEY MARKET PROFUND VP

>	Semiannual Report

June 30, 2003

>  Table of Contents

i	MESSAGE FROM THE CHAIRMAN

SCHEDULE OF PORTFOLIO INVESTMENTS AND FINANCIAL STATEMENTS

1	ProFund VP Bull

10	ProFund VP Small-Cap

21	ProFund VP OTC

26	ProFund VP Mid-Cap Value

32	ProFund VP Mid-Cap Growth

37	ProFund VP Small-Cap Value

44	ProFund VP Small-Cap Growth

50	ProFund VP Asia 30

54	ProFund VP Europe 30

58	ProFund VP UltraBull

67	ProFund VP UltraMid-Cap

75	ProFund VP UltraSmall-Cap

86	ProFund VP UltraOTC

91	ProFund VP Bear

95	ProFund VP Short Small-Cap

99	ProFund VP Short OTC

103	ProFund VP Basic Materials

107	ProFund VP Biotechnology

111	ProFund VP Energy

115	ProFund VP Financial

120	ProFund VP Healthcare

124	ProFund VP Precious Metals

128	ProFund VP Real Estate

132	ProFund VP Semiconductor

136	ProFund VP Technology

141	ProFund VP Telecommunications

145	ProFund VP Utilities

149	ProFund VP U.S. Government Plus

153	ProFund VP Rising Rates Opportunity

157	ProFund VP Money Market

161	NOTES TO FINANCIAL STATEMENTS

Message from the Chairman

Dear Shareholders:

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2003.

After a downturn that lasted almost three years, U.S. equity markets made impressive gains in the first half of 2003. Broad equity indexes moved higher, and as of June 30, the year-to-date returns for the Dow Jones Industrial Average, S&P 500 Index and Nasdaq-100 were 7.72%, 10.76% and 22.08%, respectively. 1

Economic news also began to take on a more positive tone. The Commerce Department estimated that Gross Domestic Product (GDP) grew at a 2.4% annualized rate for the second quarter, building on a 1.4% growth rate for the first quarter, and profitability of S&P 500 companies was generally on the rise. 1

Thank You

We realize that there are many alternatives for investors in the financial services industry, and so we are extremely grateful for the trust you have put in ProFunds. We are committed to justifying that confidence every day.

In the following pages, you will find financial information relating to ProFunds VP. Please read this information carefully.

Sincerely,

Michael Sapir

Chairman

1 Source: Bloomberg. You cannot invest directly in an index. Indexes are unmanaged; therefore, their performance does not reflect management fees and other expenses associated with mutual fund investing. Past performance is not predictive of future results.

i

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (81.3%)

	Shares	Value
3M Co.	4,158	$536,299
Abbott Laboratories	16,524	723,090
ACE, Ltd.	2,808	96,286
ADC Telecommunications, Inc.*	8,478	19,737
Adobe Systems, Inc.	2,430	77,930
Advanced Micro Devices, Inc.*	3,672	23,538
AES Corp.*	6,480	41,148
Aetna, Inc.	1,620	97,524
AFLAC, Inc.	5,454	167,711
Agilent Technologies, Inc.*	4,968	97,124
Air Products & Chemicals, Inc.	2,430	101,088
Alberto-Culver Co.—Class B	648	33,113
Albertson’s, Inc.	3,888	74,650
Alcoa, Inc.	8,964	228,582
Allegheny Energy, Inc.	1,350	11,408
Allegheny Technologies, Inc.	864	5,702
Allergan, Inc.	1,404	108,248
Allied Waste Industries, Inc.*	2,214	22,251
Allstate Corp.	7,452	265,663
Alltel Corp.	3,294	158,837
Altera Corp.*	4,050	66,420
Altria Group, Inc.	21,438	974,143
Ambac Financial Group, Inc.	1,134	75,128
Amerada Hess Corp.	972	47,803
Ameren Corp.	1,728	76,205
American Electric Power, Inc.	4,158	124,033
American Express Co.	13,716	573,466
American Greetings Corp.—Class A*	702	13,787
American International Group, Inc.	27,648	1,525,616
American Power Conversion Corp.*	2,106	32,833
American Standard Cos.*	756	55,891
AmerisourceBergen Corp.	1,188	82,388
Amgen, Inc.*	13,338	886,176
AmSouth Bancorp	3,726	81,376
Anadarko Petroleum Corp.	2,646	117,668
Analog Devices, Inc.*	3,888	135,380
Andrew Corp.*	1,026	9,439
Anheuser-Busch Cos., Inc.	8,856	452,099
Anthem, Inc.*	1,458	112,485
AOL-Time Warner, Inc.*	47,628	766,335
AON Corp.	3,294	79,320
Apache Corp.	1,728	112,424
Apartment Investment & Management Co.—Class A	972	33,631
Apollo Group, Inc.—Class A*	1,836	113,391
Apple Computer, Inc.*	3,888	74,339
Applera Corp.—Applied Biosystems Group	2,214	42,132
Applied Materials, Inc.*	17,550	278,342
Applied Micro Circuits Corp.*	3,240	19,602
Archer-Daniels-Midland Co.	6,804	87,567
Ashland, Inc.	702	21,537
AT&T Corp.	8,316	160,083
AT&T Wireless Services, Inc.*	28,728	235,857
Autodesk, Inc.	1,188	19,198
Automatic Data Processing, Inc.	6,318	213,927
AutoNation, Inc.*	2,970	46,688
AutoZone, Inc.*	972	73,843
Avaya, Inc.*	4,050	26,163
Avery Dennison Corp.	1,188	59,638

Common Stocks, continued

	Shares	Value
Avon Products, Inc.	2,484	$154,505
Baker Hughes, Inc.	3,564	119,643
Ball Corp.	594	27,033
Bank of America Corp.	15,876	1,254,679
Bank of New York Co., Inc.	8,154	234,428
Bank One Corp.	12,096	449,729
Bard (C.R.), Inc.	540	38,507
Bausch & Lomb, Inc.	540	20,250
Baxter International, Inc.	6,318	164,268
BB&T Corp.	4,968	170,402
Bear Stearns Cos., Inc.	1,026	74,303
Becton, Dickinson & Co.	2,700	104,895
Bed Bath & Beyond, Inc.*	3,132	121,553
BellSouth Corp.	19,548	520,563
Bemis Co., Inc.	540	25,272
Best Buy Co., Inc.*	3,402	149,416
Big Lots, Inc.*	1,242	18,680
Biogen, Inc.*	1,566	59,508
Biomet, Inc.	2,754	78,930
BJ Services Co.*	1,674	62,541
Black & Decker Corp.	810	35,194
Block H & R, Inc.	1,890	81,743
BMC Software, Inc.*	2,484	40,564
Boeing Co.	8,910	305,791
Boise Cascade Corp.	594	14,197
Boston Scientific Corp.*	4,320	263,952
Bristol-Myers Squibb Co.	20,520	557,118
Broadcom Corp.—Class A*	2,970	73,983
Brown-Forman Corp.	648	50,946
Brunswick Corp.	972	24,319
Burlington Northern Santa Fe Corp.	3,942	112,110
Burlington Resources, Inc.	2,106	113,871
Calpine Corp.*	4,050	26,730
Campbell Soup Co.	4,374	107,163
Capital One Financial Corp.	2,376	116,852
Cardinal Health, Inc.	4,752	305,554
Carnival Corp.	6,642	215,932
Caterpillar, Inc.	3,672	204,384
Cendant Corp.*	10,800	197,855
CenterPoint Energy, Inc.	3,240	26,406
Centex Corp.	648	50,408
CenturyTel, Inc.	1,512	52,693
Charter One Financial, Inc.	2,376	74,084
ChevronTexaco Corp.	11,340	818,748
Chiron Corp.*	1,998	87,353
Chubb Corp.	1,836	110,160
CIENA Corp.*	4,968	25,784
CIGNA Corp.	1,512	70,973
Cincinnati Financial Corp.	1,728	64,092
Cinergy Corp.	1,890	69,533
Cintas Corp.	1,782	63,154
Circuit City Stores, Inc.	2,214	19,483
Cisco Systems, Inc.*	74,358	1,241,034
Citigroup, Inc.	54,540	2,334,313
Citizens Communications Co.*	3,024	38,979
Citrix Systems, Inc.*	1,728	35,182
Clear Channel Communications, Inc.*	6,480	274,687
Clorox Co.	2,322	99,033
CMS Energy Corp.	1,512	12,247
Coca-Cola Co.	26,082	1,210,466

See accompanying notes to the financial statements.

1

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Coca-Cola Enterprises, Inc.	4,806	$87,229
Colgate-Palmolive Co.	5,724	331,706
Comcast Corp.—Special Class A*	23,814	718,707
Comerica, Inc.	1,836	85,374
Computer Associates International, Inc.	6,102	135,953
Computer Sciences Corp.*	1,998	76,164
Compuware Corp.*	3,996	23,057
Comverse Technology, Inc.*	1,998	30,030
ConAgra Foods, Inc.	5,670	133,812
Concord EFS, Inc.*	5,130	75,514
ConocoPhillips	7,182	393,574
Consolidated Edison, Inc.	2,376	102,833
Constellation Energy Group, Inc.	1,728	59,270
Convergys Corp.*	1,566	25,056
Cooper Industries, Ltd.—Class A	972	40,144
Cooper Tire & Rubber Co.	756	13,298
Coors (Adolph) Co.—Class B	378	18,514
Corning, Inc.*	13,392	98,967
Costco Wholesale Corp.*	4,806	175,900
Countrywide Credit Industries, Inc.	1,404	97,676
Crane Co.	648	14,664
CSX Corp.	2,268	68,244
Cummins, Inc.	432	15,504
CVS Corp.	4,158	116,549
Dana Corp.	1,566	18,103
Danaher Corp.	1,620	110,241
Darden Restaurants, Inc.	1,782	33,822
Deere & Co.	2,538	115,987
Dell Computer Corp.*	27,216	869,822
Delphi Automotive Systems Corp.	5,940	51,262
Delta Air Lines, Inc.	1,296	19,025
Deluxe Corp.	594	26,611
Devon Energy Corp.	2,430	129,762
Dillard’s, Inc.—Class A	918	12,365
Dollar General Corp.	3,510	64,093
Dominion Resources, Inc.	3,294	211,706
Donnelley (R.R.) & Sons Co.	1,188	31,054
Dover Corp.	2,160	64,714
Dow Chemical Co.	9,720	300,931
Dow Jones & Co., Inc.	864	37,178
DTE Energy Co.	1,782	68,856
Du Pont (E.I.) de Nemours	10,530	438,469
Duke Energy Corp.	9,558	190,683
Dynegy, Inc.—Class A	3,942	16,556
Eastman Chemical Co.	810	25,653
Eastman Kodak Co.	3,024	82,706
Eaton Corp.	810	63,674
eBay, Inc.*	3,348	348,794
Ecolab, Inc.	2,808	71,885
Edison International*	3,456	56,782
El Paso Corp.	6,372	51,486
Electronic Arts, Inc.*	1,566	115,868
Electronic Data Systems Corp.	5,076	108,880
Eli Lilly & Co.	11,880	819,363
EMC Corp.*	23,166	242,548
Emerson Electric Co.	4,482	229,029
Engelhard Corp.	1,350	33,440
Entergy Corp.	2,376	125,405
EOG Resources, Inc.	1,188	49,706
Equifax, Inc.	1,512	39,312

Common Stocks, continued

	Shares	Value
Equity Office Properties Trust	4,266	$115,225
Equity Residential Properties Trust	2,862	74,269
Exelon Corp.	3,456	206,704
Exxon Mobil Corp.	70,740	2,540,273
Family Dollar Stores, Inc.	1,836	70,043
Fannie Mae	10,368	699,218
Federated Department Stores, Inc.	1,998	73,626
Federated Investors, Inc.—Class B	1,134	31,094
FedEx Corp.	3,186	197,628
Fifth Third Bancorp	6,102	349,889
First Data Corp.	7,938	328,951
First Tennessee National Corp.	1,350	59,279
FirstEnergy Corp.	3,132	120,425
Fiserv, Inc.*	2,052	73,072
Fleet Boston Financial Corp.	11,124	330,494
Fluor Corp.	864	29,065
Ford Motor Co.	19,386	213,052
Forest Laboratories, Inc.*	3,834	209,912
Fortune Brands, Inc.	1,566	81,745
FPL Group, Inc.	1,944	129,956
Franklin Resources, Inc.	2,700	105,489
Freddie Mac	7,290	370,113
Freeport-McMoRan Copper & Gold, Inc.—Class B	1,566	38,367
Gannett Co., Inc.	2,862	219,830
Gap, Inc.	9,450	177,282
Gateway, Inc.*	3,456	12,614
General Dynamics Corp.	2,106	152,685
General Electric Co.	105,894	3,037,040
General Mills, Inc.	3,942	186,890
General Motors Corp.	5,940	213,840
Genuine Parts Co.	1,836	58,770
Genzyme Corp.—General Division*	2,268	94,802
Georgia Pacific Corp.	2,646	50,142
Gillette Co.	10,800	344,088
Golden West Financial Corp.	1,620	129,616
Goodrich Corp.	1,242	26,082
Goodyear Tire & Rubber Co.	1,836	9,639
Grainger (W.W.), Inc.	972	45,451
Great Lakes Chemical Corp.	540	11,016
Guidant Corp.	3,294	146,221
Halliburton Co.	4,644	106,812
Harley-Davidson, Inc.	3,186	126,994
Harrah’s Entertainment, Inc.*	1,188	47,805
Hartford Financial Services Group, Inc.	2,970	149,569
Hasbro, Inc.	1,836	32,112
HCA, Inc.	5,400	173,016
Health Management Associates, Inc.— Class A	2,538	46,826
Heinz (H.J.) Co.	3,726	122,883
Hercules, Inc.*	1,188	11,761
Hershey Foods Corp.	1,404	97,803
Hewlett-Packard Co.	32,346	688,970
Hilton Hotels Corp.	3,996	51,109
Home Depot, Inc.	24,354	806,605
Honeywell International, Inc.	9,072	243,583
Humana, Inc.*	1,728	26,093
Huntington Bancshares, Inc.	2,430	47,434
Illinois Tool Works, Inc.	3,240	213,354
IMS Health, Inc.	2,592	46,630

See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Ingersoll-Rand Co.—Class A	1,782	$84,324
Intel Corp.	69,228	1,438,834
International Business Machines Corp.	18,306	1,510,244
International Flavors & Fragrances, Inc.	972	31,036
International Game Technology*	918	93,939
International Paper Co.	5,076	181,364
Interpublic Group of Cos., Inc.	4,104	54,912
Intuit, Inc.*	2,160	96,185
ITT Industries, Inc.	972	63,627
J.P. Morgan Chase & Co.	21,546	736,443
Jabil Circuit, Inc.*	2,106	46,543
Janus Capital Group, Inc.	2,538	41,623
JDS Uniphase Corp.*	15,174	53,261
Jefferson-Pilot Corp.	1,512	62,688
John Hancock Financial Services, Inc.	3,078	94,587
Johnson & Johnson	31,428	1,624,828
Johnson Controls, Inc.	918	78,581
Jones Apparel Group, Inc.*	1,350	39,501
KB Home	486	30,122
Kellogg Co.	4,320	148,478
Kerr-McGee Corp.	1,080	48,384
KeyCorp	4,482	113,260
KeySpan Corp.	1,674	59,344
Kimberly-Clark Corp.	5,400	281,556
Kinder Morgan, Inc.	1,296	70,827
King Pharmaceuticals, Inc.*	2,538	37,461
KLA-Tencor Corp.*	1,998	92,887
Knight Ridder, Inc.	864	59,556
Kohls Corp.*	3,564	183,118
Kroger Co.*	7,992	133,307
Leggett & Platt, Inc.	2,052	42,066
Lexmark International Group, Inc.*	1,350	95,540
Limited, Inc.	5,508	85,374
Lincoln National Corp.	1,890	67,341
Linear Technology Corp.	3,294	106,100
Liz Claiborne, Inc.	1,134	39,974
Lockheed Martin Corp.	4,752	226,053
Loews Corp.	1,944	91,932
Louisiana-Pacific Corp.*	1,134	12,293
Lowe’s Cos., Inc.	8,262	354,853
LSI Logic Corp.*	3,996	28,292
Lucent Technologies, Inc.*	43,848	89,011
Manor Care, Inc.*	972	24,310
Marathon Oil Corp.	3,294	86,797
Marriott International, Inc.—Class A	2,430	93,360
Marsh & McLennan Cos., Inc.	5,670	289,566
Marshall & Ilsley Corp.	2,376	72,658
Masco Corp.	5,076	121,062
Mattel, Inc.	4,644	87,864
Maxim Integrated Products, Inc.	3,456	118,161
May Department Stores Co.	3,078	68,516
Maytag Corp.	810	19,780
MBIA, Inc.	1,512	73,710
MBNA Corp.	13,554	282,465
McCormick & Co., Inc.	1,458	39,658
McDermott International, Inc.*	702	4,444
McDonald’s Corp.	13,500	297,810
McGraw-Hill Cos., Inc.	1,998	123,876
McKesson Corp.	3,078	110,008
MeadWestvaco Corp.	2,106	52,018

Common Stocks, continued

	Shares	Value
MedImmune, Inc.*	2,646	$96,235
Medtronic, Inc.	12,906	619,101
Mellon Financial Corp.	4,590	127,373
Merck & Co., Inc.	23,760	1,438,667
Mercury Interactive Corp.*	918	35,444
Meredith Corp.	540	23,760
Merrill Lynch & Co., Inc.	1,936	90,372
MetLife, Inc.	8,046	227,863
MGIC Investment Corp.	1,026	47,853
Micron Technology, Inc.*	6,426	74,734
Microsoft Corp.	113,724	2,912,473
Millipore Corp.*	540	23,960
Mirant Corp.*	4,266	12,371
Molex, Inc.	1,998	53,926
Monsanto Co.	2,754	59,597
Monster Worldwide, Inc.*	1,188	23,439
Moody’s Corp.	1,566	82,544
Morgan Stanley Dean Witter & Co.	11,502	491,711
Motorola, Inc.	24,516	231,186
Nabors Industries, Ltd.*	1,566	61,935
National City Corp.	6,480	211,961
National Semiconductor Corp.*	1,944	38,336
Navistar International Corp.*	702	22,906
NCR Corp.*	1,026	26,286
Network Appliance, Inc.*	3,618	58,648
New York Times Co.—Class A	1,620	73,710
Newell Rubbermaid, Inc.	2,916	81,648
Newmont Mining Corp.	4,266	138,474
Nextel Communications, Inc.—Class A*	10,908	197,217
NICOR, Inc.	486	18,035
Nike, Inc.—Class B	2,808	150,200
NiSource, Inc.	2,808	53,352
Noble Corp.*	1,404	48,157
Nordstrom, Inc.	1,458	28,460
Norfolk Southern Corp.	4,104	78,797
North Fork Bancorp, Inc.	1,674	57,016
Northern Trust Corp.	2,322	97,036
Northrop Grumman Corp.	1,944	167,748
Novell, Inc.*	3,888	11,975
Novellus Systems, Inc.*	1,566	57,348
Nucor Corp.	810	39,569
NVIDIA Corp.*	1,674	38,519
Occidental Petroleum Corp.	3,996	134,066
Office Depot, Inc.*	3,294	47,796
Omnicom Group	1,998	143,256
Oracle Corp.*	55,566	667,903
PACCAR, Inc.	1,242	83,910
Pactiv Corp.*	1,674	32,995
Pall Corp.	1,296	29,160
Parametric Technology Corp.*	2,808	8,564
Parker Hannifin Corp.	1,242	52,152
Paychex, Inc.	3,996	117,123
Penney (J.C.) Co.	2,862	48,225
Peoples Energy Corp.	378	16,212
PeopleSoft, Inc.*	3,348	58,891
PepsiCo, Inc.	18,198	809,811
PerkinElmer, Inc.	1,350	18,644
Pfizer, Inc.	83,646	2,856,510
PG&E Corp.*	4,320	91,368
Phelps Dodge Corp.*	918	35,196

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Pinnacle West Capital Corp.	972	$36,401
Pitney Bowes, Inc.	2,484	95,410
Plum Creek Timber Co., Inc.	1,944	50,447
PMC-Sierra, Inc.*	1,782	20,903
PNC Financial Services Group	2,970	144,966
Power-One, Inc.*	864	6,178
PPG Industries, Inc.	1,782	90,419
PPL Corp.	1,782	76,626
Praxair, Inc.	1,728	103,853
Principal Financial Group, Inc.	3,456	111,456
Procter & Gamble Co.	13,716	1,223,192
Progress Energy, Inc.	2,538	111,418
Progressive Corp.	2,322	169,738
Providian Financial Corp.*	3,078	28,502
Prudential Financial, Inc.	5,832	196,247
Public Service Enterprise Group, Inc.	2,376	100,386
Pulte Homes, Inc.	648	39,956
QLogic Corp.*	972	46,977
Qualcomm, Inc.	8,370	299,228
Quest Diagnostics, Inc.*	1,134	72,349
Quintiles Transnational Corp.*	1,242	17,624
Qwest Communications International, Inc.*	17,982	85,954
R.J. Reynolds Tobacco Holdings	918	34,159
RadioShack Corp.	1,782	46,884
Raytheon Co.	4,374	143,642
Reebok International, Ltd.*	648	21,792
Regions Financial Corp.	2,376	80,261
Robert Half International, Inc.*	1,782	33,751
Rockwell Collins, Inc.	1,890	46,551
Rockwell International Corp.	1,944	46,345
Rohm & Haas Co.	2,376	73,727
Rowan Cos., Inc.*	972	21,773
Ryder System, Inc.	648	16,602
Sabre Holdings Corp.	1,512	37,271
SAFECO Corp.	1,458	51,438
Safeway, Inc.*	4,698	96,121
Sanmina-SCI Corp.*	5,400	34,074
Sara Lee Corp.	8,208	154,392
SBC Communications, Inc.	35,208	899,564
Schering-Plough Corp.	15,552	289,267
Schlumberger, Ltd.	6,156	292,841
Schwab (Charles) Corp.	14,310	144,388
Scientific-Atlanta, Inc.	1,566	37,333
Sealed Air Corp.*	918	43,751
Sears, Roebuck & Co.	3,240	108,994
Sempra Energy	2,214	63,166
Sherwin-Williams Co.	1,566	42,094
Siebel Systems, Inc.*	5,184	49,455
Sigma-Aldrich Corp.	756	40,960
Simon Property Group, Inc.	1,998	77,982
SLM Corp.	4,860	190,366
Snap-on, Inc.	594	17,244
Solectron Corp.*	8,802	32,919
Southern Co.	7,668	238,936
SouthTrust Corp.	3,618	98,410
Southwest Airlines Co.	8,262	142,107
Sprint Corp. (FON Group)	9,504	136,858
Sprint Corp. (PCS Group)*	10,854	62,411
St. Jude Medical, Inc.*	1,890	108,675

Common Stocks, continued

	Shares	Value
St. Paul Companies, Inc.	2,430	$88,719
Stanley Works	918	25,337
Staples, Inc.*	5,184	95,126
Starbucks Corp.*	4,158	101,954
Starwood Hotels & Resorts Worldwide, Inc.	2,106	60,211
State Street Corp.	3,510	138,294
Stryker Corp.	2,106	146,093
Sun Microsystems, Inc.*	34,236	157,486
SunGard Data Systems, Inc.*	3,024	78,352
Sunoco, Inc.	810	30,569
SunTrust Banks, Inc.	2,970	176,240
SuperValu, Inc.	1,404	29,933
Symantec Corp.*	1,566	68,685
Symbol Technologies, Inc.	2,430	31,614
Synovus Financial Corp.	3,240	69,660
Sysco Corp.	6,858	206,015
T. Rowe Price Group, Inc.	1,296	48,924
Target Corp.	9,666	365,762
TECO Energy, Inc.	1,890	22,661
Tektronix, Inc.*	918	19,829
Tellabs, Inc.*	4,374	28,737
Temple-Inland, Inc.	594	25,489
Tenet Healthcare Corp.*	4,968	57,877
Teradyne, Inc.*	1,944	33,651
Texas Instruments, Inc.	18,306	322,185
Textron, Inc.	1,458	56,891
The Pepsi Bottling Group, Inc.	2,916	58,378
Thermo Electron Corp.*	1,728	36,323
Thomas & Betts Corp.*	594	8,583
Tiffany & Co.	1,512	49,412
TJX Cos., Inc.	5,400	101,736
Torchmark Corp.	1,242	46,265
Toys R Us, Inc.*	2,268	27,488
Transocean Sedco Forex, Inc.	3,402	74,742
Travelers Property Casualty Corp.— Class B	10,638	167,761
Tribune Co.	3,294	159,100
Tupperware Corp.	594	8,530
TXU Corp.	3,402	76,375
Tyco International, Ltd.	21,168	401,769
U.S. Bancorp	20,358	498,771
Union Pacific Corp.	2,700	156,654
Union Planters Corp.	2,106	65,349
Unisys Corp.*	3,456	42,440
United Parcel Service, Inc.—Class B	11,934	760,196
United States Steel Corp.	1,080	17,680
United Technologies Corp.	4,968	351,883
UnitedHealth Group, Inc.	12,528	629,532
Univision Communications, Inc.— Class A*	2,430	73,872
Unocal Corp.	2,754	79,012
UnumProvident Corp.	3,024	40,552
UST, Inc.	1,782	62,423
Veritas Software Corp.*	4,374	125,403
Verizon Communications, Inc.	29,160	1,150,362
VF Corp.	1,134	38,522
Viacom, Inc.—Class B*	18,576	811,027
Visteon Corp.	1,404	9,645
Vulcan Materials Co.	1,080	40,036

See accompanying notes to the financial statements.

4

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Wachovia Corp.	14,256	$569,670
Wal-Mart Stores, Inc.	46,386	2,489,538
Walgreen Co.	10,854	326,705
Walt Disney Co.	21,654	427,667
Washington Mutual, Inc.	9,882	408,127
Waste Management, Inc.	6,264	150,899
Waters Corp.*	1,296	37,752
Watson Pharmaceuticals, Inc.*	1,134	45,780
Wellpoint Health Networks, Inc.*	1,566	132,014
Wells Fargo & Co.	17,766	895,406
Wendy’s International, Inc.	1,188	34,416
Weyerhaeuser Co.	2,322	125,388
Whirlpool Corp.	702	44,718
Williams Cos., Inc.	5,508	43,513
Winn-Dixie Stores, Inc.	1,512	18,613
Worthington Industries, Inc.	918	12,301
Wrigley (WM.) JR Co.	2,376	133,602
Wyeth	14,094	641,982
Xcel Energy, Inc.	4,212	63,348
Xerox Corp.*	7,830	82,920
Xilinx, Inc.*	3,564	90,205
XL Capital, Ltd.—Class A	1,458	121,014
Yahoo!, Inc.*	6,372	208,747
YUM! Brands, Inc.*	3,078	90,986
Zimmer Holdings, Inc.*	2,106	94,875
Zions Bancorp	972	49,193

TOTAL COMMON STOCKS		94,546,887

Federal Home Loan Bank (17.9%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$20,896,000	20,895,710

TOTAL FEDERAL HOME LOAN BANK		20,895,710

TOTAL INVESTMENTS (Cost $102,843,361)(a)—99.2%		115,442,597
Net other assets (liabilities)—0.8%		988,020

NET ASSETS—100.0%		$116,430,617

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $22,135,750)	91	$(345,834)

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $48,650)	(1)	$975

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$12,865,901
Unrealized depreciation	(266,665)

Net unrealized appreciation/depreciation	$12,599,236

The ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.2%
Aerospace/Defense	1.2%
Agriculture	1.0%
Airlines	0.1%
Apparel	0.2%
Auto Manufacturers	0.5%
Auto Parts & Equipment	0.2%
Banks	5.7%
Beverages	2.3%
Biotechnology	1.0%
Building Materials	0.2%
Chemicals	1.2%
Commercial Services	0.8%
Computers	3.6%
Cosmetics/Personal Care	2.0%
Distribution/Wholesale	0.1%
Diversified Financial Services	5.5%
Electric	2.2%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	0.0%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.5%
Forest & Paper Products	0.4%
Gas	0.1%
Hand/Machine Tools	0.1%
Healthcare—Products	2.9%
Healthcare—Services	1.2%
Home Builders	0.1%
Home Furnishings	0.1%
Household Products/Wares	0.2%
Housewares	0.1%
Insurance	3.9%
Internet	0.6%
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.2%
Machinery—Construction & Mining	0.2%
Machinery—Diversified	0.2%

See accompanying notes to the financial statements.

5

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Manufacturing	4.3%
Media	3.2%
Metals	0.0%
Mining	0.4%
Office/Business Equipment	0.2%
Oil & Gas	4.2%
Oil & Gas Services	0.5%
Packaging & Containers	0.1%
Pharmaceuticals	7.0%
Pipelines	0.2%
Real Estate Investment Trust	0.3%
Retail	5.8%
Savings & Loan	0.5%
Semiconductors	2.7%
Software	4.3%
Telecommunications	5.1%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.2%
Trucking & Leasing	0.0%
Other	18.7%

See accompanying notes to the financial statements.

6

PROFUNDS VP

ProFund VP Bull

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $102,843,361)	$115,442,597
Cash	22,301
Segregated cash balances with brokers for futures contracts	1,652,861
Dividends and interest receivable	112,690
Receivable for capital shares issued	236,346
Prepaid expenses	2,291

Total Assets	117,469,086

Liabilities:
Payable for capital shares redeemed	752,815
Variation margin on futures contracts	27,849
Advisory fees payable	65,726
Management services fees payable	13,145
Administration fees payable	4,176
Administrative services fees payable	52,875
Distribution fees payable	43,231
Other accrued expenses	78,652

Total Liabilities	1,038,469

Net Assets	$116,430,617

Net Assets consist of:
Capital	$123,847,896
Accumulated net investment income/(loss)	(132,536)
Accumulated net realized gains (losses) on investments and futures contracts	(19,539,120)
Net unrealized appreciation/depreciation on investments and futures contracts	12,254,377

Net Assets	$116,430,617

Shares of Beneficial Interest Outstanding	5,155,997

Net Asset Value (offering and redemption price per share)	$22.58

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$695,292
Interest	55,118

Total Investment Income	750,410

Expenses:
Advisory fees	336,475
Management services fees	67,295
Administration fees	23,744
Administrative services fees	174,102
Distribution fees	112,158
Custody fees	44,690
Fund accounting fees	43,196
Transfer agent fees	37,100
Other fees	47,287

Total Gross Expenses before reductions	886,047
Less Expenses reduced by the Advisor	(2,544)

Total Net Expenses	883,503

Net Investment Income/(Loss)	(133,093)

Realized and Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) on investments	(5,797,665)
Net realized gains (losses) on futures contracts	(285,328)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	9,748,446

Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	3,665,453

Change in Net Assets Resulting from Operations	$3,532,360

See accompanying notes to the financial statements.

7

PROFUNDS VP

ProFund VP Bull

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(133,093)	$(81,467)
Net realized gains (losses) on investments and futures contracts	(6,082,993)	(12,612,491)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	9,748,446	2,053,641

Change in net assets resulting from operations	3,532,360	(10,640,317)

Capital Transactions:
Proceeds from shares issued	528,543,367	368,175,334
Cost of shares redeemed	(508,394,623)	(285,371,272)

Change in net assets resulting from capital transactions	20,148,744	82,804,062

Change in net assets	23,681,104	72,163,745
Net Assets:
Beginning of period	92,749,513	20,585,768

End of period	$116,430,617	$92,749,513

Share Transactions:
Issued	25,100,792	17,148,702
Redeemed	(24,473,321)	(13,384,181)

Change in shares	627,471	3,764,521

See accompanying notes to the financial statements.

8

PROFUNDS VP

ProFund VP Bull

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002		For the period May 1, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$20.48		$26.94		$30.00

Investment Activities:
Net investment income/(loss)	(0.03	)(b)	(0.04	)(b)	(0.11	)(b)
Net realized and unrealized gains (losses) on investments and futures contracts	2.13		(6.42)		(2.95)

Total income/(loss) from investment activities	2.10		(6.46)		(3.06)

Net Asset Value, End of Period	$22.58		$20.48		$26.94

Total Return	10.25	%(c)	(23.98)%		(10.20	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$116,430,617		$92,749,513		$20,585,768
Ratio of net expenses to average net assets	1.97	%(d)	1.91%		2.25	%(d)
Ratio of net investment income/(loss) to average net assets	(0.30	)%(d)	(0.18)%		(0.60	)%(d)
Ratio of gross expenses to average net assets	1.97	%(d)	1.91%		2.25	%(d)
Portfolio turnover(e)	271%		260%		325%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

9

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (80.1%)

	Shares	Value
Aaron Rents, Inc.	870	$22,446
Abgenix, Inc.*	4,872	51,107
ABM Industries, Inc.	2,436	37,514
Actel Corp.*	1,392	28,536
Action Performance Cos., Inc.	1,044	19,836
Actuant Corp.*	696	32,935
Acuity Brands, Inc.	2,610	47,424
Adolor Corp.*	2,436	29,890
ADTRAN, Inc.*	1,740	89,244
Advanced Digital Information Corp.*	4,002	39,980
Advanced Neuromodulation Systems, Inc.*	522	27,024
ADVO, Inc.*	1,218	54,079
Aeroflex, Inc.*	4,350	33,669
AFC Enterprises, Inc.*	870	14,129
Agile Software Corp.*	2,958	28,545
AGL Resources, Inc.	4,872	123,944
Airborne, Inc.	4,002	83,642
Airgas, Inc.	4,350	72,862
AirTran Holdings, Inc.*	4,176	43,722
Alaska Air Group, Inc.*	1,566	33,591
Albany International Corp.—Class A	1,566	42,908
Albany Molecular Research, Inc.*	1,392	21,019
Alexander & Baldwin, Inc.	2,610	69,243
Alexandria Real Estate Equities, Inc.	1,566	70,470
Alkermes, Inc.*	3,480	37,410
Allen Telecom, Inc.*	2,784	45,992
Alliance Gaming Corp.*	2,610	49,355
Alpharma, Inc.	2,088	45,101
AMC Entertainment, Inc.*	1,914	21,896
Amcore Financial, Inc.	1,566	36,456
American Capital Strategies, Ltd.	5,916	147,545
American Italian Pasta Co.*	1,566	65,224
American Management Systems, Inc.*	2,958	42,240
American Medical Systems Holdings, Inc.*	4,002	67,514
American States Water Co.	1,044	28,501
American Tower Corp.*	10,266	90,853
AMERIGROUP Corp.*	522	19,418
Ameritrade Holding Corp.—Class A*	11,310	83,807
Ametek, Inc.	2,436	89,279
Amli Residential Properties Trust	1,044	24,586
AmSurg Corp.*	1,740	53,070
Amylin Pharmaceuticals, Inc.*	4,350	95,222
Analogic Corp.	522	25,453
Anchor BanCorp Wisconsin, Inc.	1,392	33,255
Anixter International, Inc.*	2,610	61,152
AnnTaylor Stores Corp.*	3,828	110,821
ANSYS, Inc.*	870	27,057
Anteon International Corp.*	1,044	29,138
Anthracite Capital, Inc.	4,350	52,461
Anworth Mortgage Asset Corp.	1,740	26,831
Apogee Enterprises, Inc.	1,740	15,695
Applera Corp.—Celera Genomics Group*	4,524	46,688
Applied Industrial Technologies, Inc.	1,218	25,700
Apria Healthcare Group, Inc.*	2,784	69,266
Arbitron, Inc.*	1,914	68,330
Arch Chemicals, Inc.	1,392	26,587
Arch Coal, Inc.	3,132	71,974
Argosy Gaming Co.*	1,740	36,383
Ariba, Inc.*	16,356	48,577

Common Stocks, continued

	Shares	Value
Arkansas Best Corp.	3,828	$91,067
Armor Holdings, Inc.*	1,566	20,984
Arris Group, Inc.*	4,002	19,850
Arrow International, Inc.	522	23,046
ArthroCare Corp.*	1,392	23,330
Ascential Software Corp.*	3,722	61,190
Asyst Technologies, Inc.*	2,436	16,297
Atherogenics, Inc.*	1,914	28,576
Atlantic Coast Airlines Holdings, Inc.*	2,610	35,209
ATMI, Inc.*	1,740	43,448
Atmos Energy Corp.	3,480	86,304
Atrix Laboratories, Inc.*	1,566	34,436
Atwood Oceanics, Inc.*	522	14,172
Avid Technology, Inc.*	2,088	73,226
Avista Corp.	3,132	44,318
Avocent Corp.*	3,828	114,572
Axcelis Technologies, Inc.*	8,004	48,984
Aztar Corp.*	2,262	36,441
Baldor Electric Co.	2,262	46,597
Bandag, Inc.	696	25,940
Bankatlantic Bancorp, Inc.—Class A	2,610	31,033
BankUnited Financial Corp.—Class A*	2,784	56,098
Banta Corp.	1,566	50,691
BARRA, Inc.*	1,740	62,118
Bay View Capital Corp.*	4,002	23,132
Beazer Homes U.S.A., Inc.*	1,218	101,702
Bedford Property Investors, Inc.	1,044	29,650
Belden, Inc.	1,566	24,884
Benchmark Electronics, Inc.*	1,392	42,818
Bio-Rad Laboratories, Inc.—Class A*	1,218	67,416
BioMarin Pharmaceutical, Inc.*	2,784	27,172
Black Box Corp.	1,740	62,988
Black Hills Corp.	1,740	53,418
Blyth, Inc.	2,088	56,794
Bob Evans Farms, Inc.	4,176	115,383
Borland Software Corp.*	6,612	64,599
Boston Private Financial Holdings, Inc.	2,088	44,015
Bowne & Co., Inc.	2,088	27,207
Boyd Gaming Corp.*	2,088	36,039
Brady Corp.—Class A	1,218	40,620
Brandywine Realty Trust	2,262	55,690
Briggs & Stratton Corp.	1,392	70,296
Bright Horizons Family Solutions, Inc.*	696	23,358
Brookline Bancorp, Inc.	4,524	63,336
Brooks Automation, Inc.*	4,698	53,275
Brown Shoe Co., Inc.	1,218	36,296
Burlington Coat Factory Warehouse Corp.	1,218	21,802
C&D Technologies, Inc.	1,740	24,986
Cabot Microelectronics Corp.*	2,958	149,289
Cabot Oil & Gas Corp.	1,914	52,846
CACI International, Inc.—Class A*	2,262	77,587
Cal Dive International, Inc.*	2,436	53,105
California Pizza Kitchen, Inc.*	1,044	22,446
Cambrex Corp.	1,566	36,049
Capital Automotive Real Estate Investment Trust	3,828	107,146
CARBO Ceramics, Inc.	522	19,445
Carlisle Cos., Inc.	2,088	88,030
Casey’s General Stores, Inc.	2,436	34,445
Cato Corp.—Class A	1,044	22,008

See accompanying notes to the financial statements.

10

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
CBL & Associates Properties, Inc.	1,740	$74,820
CDI Corp.*	870	22,585
Cell Genesys, Inc.*	5,220	45,101
Cell Therapeutics, Inc.*	2,088	20,316
Centex Construction Products, Inc.	522	20,927
Central Garden & Pet Co.*	870	20,750
CH Energy Group, Inc.	1,044	46,980
Charming Shoppes, Inc.*	6,612	32,862
Charter Municipal Mortgage Acceptance Co.	2,610	49,616
Chateau Communities, Inc.	2,262	66,933
Checkpoint Systems, Inc.*	2,262	32,007
Chelsea Property Group, Inc.	2,610	105,209
Chesapeake Corp.	870	19,010
Chesapeake Energy Corp.	10,614	107,201
Chiquita Brands International, Inc.*	2,262	32,799
Chittenden Corp.	3,480	95,178
Choice Hotels International, Inc.*	1,392	38,016
Christopher & Banks Corp.*	1,566	57,926
Ciber, Inc.*	3,480	24,430
Cima Labs, Inc.*	1,044	28,073
Cincinnati Bell, Inc.*	12,354	82,772
Claire’s Stores, Inc.	3,306	83,840
Clarcor, Inc.	1,566	60,369
CLECO Corp.	2,610	45,205
Cognex Corp.*	4,350	97,223
Cognizant Technology Solutions Corp.*	5,742	139,874
Coherent, Inc.*	2,088	49,966
Cohu, Inc.	1,392	21,715
Coinstar, Inc.*	2,436	45,943
Colonial Properties Trust	1,392	48,984
Commerce Group, Inc.	1,566	56,689
Commercial Federal Corp.	2,958	62,710
Commercial Metals Co.	1,566	27,859
Commercial NET Lease Realty	2,958	50,996
Commonwealth Telephone Enterprises, Inc.*	1,044	45,905
Commscope, Inc.*	3,480	33,060
Community Bank System, Inc.	696	26,448
Comstock Resources, Inc.*	1,392	19,043
CONMED Corp.*	2,436	44,481
Connetics Corp.*	2,088	31,257
Consolidated Graphics, Inc.*	696	15,924
Cooper Cos., Inc.	2,610	90,750
Corinthian Colleges, Inc.*	3,306	160,573
Corixa Corp.*	2,784	21,520
Corn Products International, Inc.	2,262	67,928
Cornerstone Realty Income Trust, Inc.	3,132	22,895
Corporate Executive Board Co.*	2,784	113,644
Corporate Office Properties Trust	1,218	20,621
Corrections Corp. of America*	1,740	44,074
Cost Plus, Inc.*	1,740	62,048
Covance, Inc.*	3,654	66,137
Cray, Inc.*	4,176	32,990
Credence Systems Corp.*	4,176	35,371
Cree Research, Inc.*	5,046	82,149
Crompton Corp.	7,134	50,295
Cross Country Healthcare, Inc.*	2,088	27,541
Crown American Realty Trust	1,566	16,819
Crown Holdings, Inc.*	12,180	86,965

Common Stocks, continued

	Shares	Value
Cuno, Inc.*	1,044	$37,709
Curtiss-Wright Corp.	696	43,987
CV Therapeutics, Inc.*	2,088	61,930
Cyberonics, Inc.*	3,306	71,112
Cytec Industries, Inc.*	3,306	111,742
Daktronics, Inc.*	870	14,225
Datascope Corp.	696	20,553
Del Monte Foods Co.*	13,746	121,514
Delphi Financial Group, Inc.—Class A	870	40,716
Delta & Pine Land Co.	2,436	53,543
Denbury Resources, Inc.*	1,566	21,031
Dendrite International, Inc.*	2,262	29,135
Digital Insight Corp.*	2,262	43,091
Digital River, Inc.*	4,524	87,313
Dime Community Bancshares, Inc.	2,262	57,568
DIMON, Inc.	2,610	18,688
Dionex Corp.*	1,218	48,416
Documentum, Inc.*	5,046	99,255
Dollar Thrifty Automotive Group, Inc.*	1,566	29,049
DoubleClick, Inc.*	7,482	69,209
DQE, Inc.	5,394	81,288
Dress Barn, Inc.*	1,392	17,637
DRS Technologies, Inc.*	1,566	43,723
DSP Group, Inc.*	2,262	48,701
Duane Reade, Inc.*	1,566	23,099
DuPont Photomasks, Inc.*	2,436	45,870
Dycom Industries, Inc.*	3,132	51,052
E.piphany, Inc.*	4,002	20,450
EarthLink, Inc.*	7,830	61,779
East-West Bancorp, Inc.	3,306	119,479
Eastgroup Properties, Inc.	1,044	28,188
Echelon Corp.*	1,740	23,960
Eclipsys Corp.*	2,610	27,248
EDO Corp.	1,044	18,479
eFunds Corp.*	3,480	40,124
EGL, Inc.*	5,394	81,989
El Paso Electric Co.*	2,958	36,472
Electro Scientific Industries, Inc.*	4,176	63,308
Electronics for Imaging, Inc.*	3,828	77,670
ElkCorp	1,218	27,405
EMCOR Group, Inc.*	1,044	51,531
Empire District Electric Co.	1,392	30,276
Endo Pharmaceuticals Holdings, Inc.*	1,392	23,553
Energen Corp.	2,262	75,325
Engineered Support Systems, Inc.	870	36,410
Entegris, Inc.*	3,306	44,433
Enterasys Networks, Inc.*	10,092	30,579
Entertainment Properties Trust	1,566	45,023
Enzo Biochem, Inc.*	1,454	31,299
Enzon, Inc.*	4,350	54,462
EPIQ Systems, Inc.*	1,218	20,913
Equity One, Inc.	1,392	22,829
eResearch Technology, Inc.*	5,916	131,099
ESCO Technologies, Inc.*	870	38,280
eSPEED, Inc.—Class A*	1,740	34,382
ESS Technology, Inc.*	4,872	47,502
Essex Property Trust, Inc.	1,392	79,692
Esterline Technologies Corp.*	1,392	24,235
Evergreen Resources, Inc.*	1,740	94,499
Exar Corp.*	2,610	41,316

See accompanying notes to the financial statements.

11

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Exelixis, Inc.*	2,958	$20,529
Extreme Networks, Inc.*	8,526	45,188
Exult, Inc.*	2,958	25,350
F5 Networks, Inc.*	1,914	32,251
FactSet Research Systems, Inc.	1,740	76,647
Federal Realty Investment Trust	3,654	116,928
Federal Signal Corp.	3,480	61,144
FEI Co.*	2,088	39,171
FelCor Lodging Trust, Inc.	3,132	24,586
Ferro Corp.	2,436	54,883
Fidelity National Information Solutions, Inc.*	870	22,690
Filenet Corp.*	4,872	87,891
Financial Federal Corp.*	1,044	25,474
Finish Line, Inc.—Class A*	1,218	27,052
First BanCorp.	2,088	57,316
First Community Bancorp—Class A	696	21,694
First Financial Holdings, Inc.	870	23,525
First Niagara Financial Group, Inc.	1,740	24,290
First Republic Bank*	2,088	55,541
FirstFed Financial Corp.*	2,088	73,686
Flagstar Bancorp, Inc.	2,436	59,560
FLIR Systems, Inc.*	4,524	136,399
Florida Rock Industries, Inc.	1,218	50,279
Flowers Foods, Inc.	2,088	41,259
FMC Corp.*	2,088	47,251
Fossil, Inc.*	3,654	86,088
Foundry Networks, Inc.*	7,308	105,235
Fred’s, Inc.	1,914	71,163
Fremont General Corp.	3,654	50,060
Frontier Oil Corp.	1,740	26,448
FTI Consulting, Inc.*	2,372	59,229
FuelCell Energy, Inc.*	3,828	31,351
G & K Services, Inc.	1,392	41,203
Gables Residential Trust	2,088	63,120
Gardner Denver, Inc.*	1,044	21,360
Gartner Group, Inc.*	5,220	39,568
Genesco, Inc.*	1,392	24,638
Genesis Microchip, Inc.*	2,262	30,627
Genlyte Group, Inc.*	696	24,339
Genta, Inc.*	2,610	34,765
Georgia Gulf Corp.	2,262	44,788
Getty Realty Corp.	1,044	23,302
Glenborough Realty Trust, Inc.	1,914	36,653
Glimcher Realty Trust	1,914	42,874
Global Industries, Ltd.*	4,176	20,128
GlobespanVirata, Inc.*	7,308	60,291
Gold Banc Corp., Inc.	3,480	36,575
Granite Construction, Inc.	2,088	40,006
Great Lakes Chemical Corp.	2,784	56,794
Great Lakes REIT, Inc.	1,392	22,272
Grey Wolf, Inc.*	10,440	42,178
Griffon Corp.*	1,740	27,840
Group 1 Automotive, Inc.*	1,218	39,475
Guitar Center, Inc.*	1,392	40,368
Gymboree Corp.*	1,566	26,277
Haemonetics Corp.*	1,044	19,523
Hain Celestial Group, Inc.*	1,392	22,258
Hancock Fabrics, Inc.	1,218	19,671
Handleman Co.*	1,566	25,056

Common Stocks, continued

	Shares	Value
Hanover Compressor Co.*	3,828	$43,256
Harbor Florida Bancshares, Inc.	1,392	33,352
Harland (John H.) Co.	2,262	59,174
Headwaters, Inc.*	2,262	33,229
Health Care REIT, Inc.	2,958	90,219
Healthcare Realty Trust, Inc.	2,784	81,154
Heartland Express, Inc.*	2,784	61,944
Hecla Mining Co.*	5,394	22,817
Heritage Property Investment Trust	1,392	37,695
Hilb, Rogal & Hamilton Co.	2,262	76,999
Hollywood Entertainment Corp.*	5,568	95,770
Home Properties of New York, Inc.	2,262	79,713
Hooper Holmes, Inc.	3,306	21,291
Horace Mann Educators Corp.	2,436	39,293
Hot Topic, Inc.*	4,872	131,105
Houston Exploration Co.*	696	24,151
Hovnanian Enterprises—Class A*	1,566	92,316
HRPT Properties Trust	8,352	76,838
Hughes Supply, Inc.	1,566	54,340
Hutchinson Technology, Inc.*	4,002	131,626
Hydril Co.*	696	18,966
Hyperion Solutions Corp.*	2,958	99,863
ICU Medical, Inc.*	870	27,101
Identix, Inc.*	5,220	33,147
IDEX Corp.	1,914	69,363
IDEXX Laboratories, Inc.*	4,524	152,368
IDX Systems Corp.*	1,044	16,203
IGEN International, Inc.*	1,740	54,636
IHOP Corp.	1,218	38,452
ILEX Oncology, Inc.*	2,088	40,528
Imagistics International, Inc.*	1,218	31,424
Imation Corp.	696	26,323
ImClone Systems, Inc.*	4,872	154,053
Immucor, Inc.*	696	15,166
IMPAC Mortgage Holdings, Inc.	3,306	55,177
INAMED Corp.*	1,218	65,394
Independent Bank Corp.	696	15,723
Informatica Corp.*	4,002	27,654
Insight Communications Co., Inc.*	3,132	41,280
Insight Enterprises, Inc.*	2,610	26,257
Insituform Technologies, Inc.—Class A*	1,566	27,687
Integra LifeSciences Holdings*	2,610	68,852
Inter-Tel, Inc.	1,566	33,231
Interdigital Communications Corp.*	3,480	81,328
Intergraph Corp.*	5,742	123,453
Intermagnetics General Corp.*	1,044	20,713
InterMune, Inc.*	1,740	28,031
International Multifoods Corp.*	1,044	23,918
Internet Security Systems, Inc.*	2,436	35,298
Interstate Bakeries Corp.	2,784	35,357
Invacare Corp.	1,566	51,678
Invision Technologies, Inc.*	1,044	25,943
Iomega Corp.*	3,306	35,044
Ionics, Inc.*	1,218	27,247
Irwin Financial Corp.	1,566	40,559
Itron, Inc.*	1,740	37,514
ITT Educational Services, Inc.*	3,480	101,790
J.B. Hunt Transport Services, Inc.*	1,914	72,254
Jack in the Box, Inc.*	2,262	50,443
Jacuzzi Brands, Inc.*	4,176	22,091

See accompanying notes to the financial statements.

12

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
JAKKS Pacific, Inc.*	2,088	$27,750
Jarden Corp.*	696	19,258
JDA Software Group, Inc.*	4,002	44,782
Jefferies Group, Inc.	1,740	86,634
JM Smucker Co.	2,958	117,995
Jo-Ann Stores, Inc.—Class A*	1,392	35,218
Journal Register Co.*	1,914	34,624
Joy Global, Inc.*	2,958	43,690
K-Swiss, Inc.—Class A	696	24,026
K-V Pharmaceutical Co.*	1,392	38,698
Kansas City Southern Industries, Inc.*	4,002	48,144
Kaydon Corp.	2,262	47,050
Keane, Inc.*	3,480	47,432
Kellwood Co.	1,914	60,540
Kelly Services, Inc.—Class A	1,044	24,482
Kennametal, Inc.	2,262	76,546
Key Energy Group*	7,308	78,341
Kilroy Realty Corp.	1,740	47,850
Kirby Corp.*	1,218	34,348
Knight Trading Group, Inc.*	15,138	94,158
Knight Transportation, Inc.*	2,088	51,991
Koger Equity, Inc.	1,218	20,986
Kopin Corp.*	4,350	26,622
Korn/Ferry International*	2,436	19,732
Kroll, Inc.*	1,740	47,084
Kronos, Inc.*	2,262	114,932
La Quinta Corp.*	8,700	37,497
Laclede Group, Inc.	1,218	32,642
LandAmerica Financial Group, Inc.	1,218	57,855
Landauer, Inc.	522	21,835
Landry’s Restaurants, Inc.	1,566	36,958
Landstar System, Inc.*	1,044	65,615
Lattice Semiconductor Corp.*	5,916	48,689
Legato Systems, Inc.*	5,916	49,635
Lennox International, Inc.	2,784	35,830
Lexington Corporate Properties Trust	1,740	30,798
Libbey, Inc.	1,044	23,699
Liberty Corp.	1,218	51,765
Ligand Pharmaceuticals, Inc.—Class B*	3,654	49,658
Lincoln Electric Holdings, Inc.	2,088	42,616
Linens ‘n Things, Inc.*	3,306	78,055
Littelfuse, Inc.*	1,218	27,234
LNR Property Corp.	1,566	58,568
Lone Star Steakhouse & Saloon, Inc.	1,044	22,728
Lone Star Technologies, Inc.*	1,914	40,539
Longs Drug Stores Corp.	2,088	34,661
Longview Fibre Co.	3,132	25,682
Louisiana-Pacific Corp.*	7,482	81,105
LTX Corp.*	3,480	29,998
M.D.C. Holdings, Inc.	1,853	89,463
M/I Schottenstein Homes, Inc.	870	37,132
Macdermid, Inc.	1,740	45,762
Macerich Co.	3,828	134,478
Macrovision Corp.*	3,132	62,389
MAF Bancorp, Inc.	1,392	51,601
Magnum Hunter Resources, Inc.*	3,132	25,025
Manhattan Associates, Inc.*	1,740	45,188
Manitowoc Co.	1,740	38,802
Manufactured Home Communities, Inc.	1,218	42,764
Martek Biosciences Corp.*	1,392	59,772

Common Stocks, continued

	Shares	Value
Marvel Enterprises, Inc.*	3,132	$59,820
Massey Energy Co.	4,002	52,626
Maverick Tube Corp.*	2,436	46,649
Maximus, Inc.*	1,044	28,846
Maxtor Corp.*	14,964	112,380
McDATA Corp.—Class A*	8,004	117,419
Mediacom Communications Corp.*	5,568	54,956
MEMC Electronic Materials, Inc.*	3,480	34,104
Mentor Corp.	4,872	94,419
Mentor Graphics Corp.*	7,656	110,859
Mercury Computer Systems, Inc.*	1,914	34,758
Merit Medical Systems, Inc.*	870	17,383
Meritage Corp.*	522	25,714
Methode Electronics, Inc.—Class A	2,088	22,446
MFA Mortgage Investments, Inc.	2,958	29,698
MGI Pharma, Inc.*	1,566	40,137
Micromuse, Inc.*	5,220	41,708
Micros Systems, Inc.*	1,044	34,431
Microsemi Corp.*	1,740	27,840
Mid-America Apartment Communities, Inc.	1,044	28,198
Mid-Atlantic Realty Trust	1,218	25,505
Millennium Chemicals, Inc.	4,176	39,714
Mills Corp.	2,088	70,052
Mine Safety Appliances Co.	522	22,770
Minerals Technologies, Inc.	1,392	67,734
Modine Manufacturing Co.	1,914	37,074
Monaco Coach Corp.*	1,566	24,007
Moog, Inc.—Class A*	870	30,233
Moore Wallace, Inc.*	739	10,849
Movie Gallery, Inc.*	1,044	19,262
MPS Group, Inc.*	5,916	40,702
Mueller Industries, Inc.*	2,088	56,606
Mykrolis Corp.*	2,436	24,725
Myriad Genetics, Inc.*	11,310	153,930
NACCO Industries, Inc.—Class A	348	20,511
National Health Investors, Inc.	1,566	28,877
National Penn Bancshares, Inc.	1,218	34,201
Nationwide Health Properties, Inc.	3,654	58,208
Nautica Enterprises, Inc.*	1,566	20,092
Nautilus Goup, Inc.	1,914	23,734
Navigant Consulting Co.*	2,784	32,990
NBTY, Inc.*	2,958	62,295
NCI Building Systems, Inc.*	1,218	20,341
NCO Group, Inc.*	1,218	21,814
NDCHealth Corp.	2,088	38,315
Nektar Therapeutics*	4,002	36,938
Net.B@nk, Inc.	11,136	146,550
NetIQ Corp.*	3,132	48,421
NetScreen Technologies, Inc.*	1,218	27,466
Neurocrine Biosciences, Inc.*	3,306	165,101
New Century Financial Corp.	1,392	60,761
New England Business Services, Inc.	870	26,100
New Jersey Resources Corp.	2,088	74,124
Newpark Resources, Inc.*	4,524	24,792
Newport Corp.*	2,436	36,053
Nextel Partners, Inc.—Class A*	4,872	35,566
Nordson Corp.	1,392	33,199
Northwest Natural Gas Co.	2,088	56,898
Novell, Inc.*	23,316	71,813
Noven Pharmaceuticals, Inc.*	1,740	17,818

See accompanying notes to the financial statements.

13

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
NPS Pharmaceuticals, Inc.*	2,436	$59,292
Nu Skin Enterprises, Inc.	2,958	30,911
NUI Corp.	1,044	16,203
O’Charley’s, Inc.*	1,044	22,477
Oceaneering International, Inc.*	1,566	40,011
OceanFirst Financial Corp.	696	17,003
Odyssey Healthcare, Inc.*	1,044	38,628
Odyssey Re Holdings Corp.	1,044	22,028
OfficeMax, Inc.*	7,308	47,867
Offshore Logistics, Inc.*	1,392	30,276
Ohio Casualty Corp.*	3,306	43,573
Olin Corp.	3,828	65,459
OmniVision Technologies, Inc.*	1,392	43,430
ONEOK, Inc.	6,264	122,962
Openwave Systems, Inc.*	11,484	22,394
Orbital Sciences Corp.*	2,784	20,323
Oriental Financial Group, Inc.	1,740	44,701
OshKosh B’Gosh, Inc.—Class A	696	18,792
Oshkosh Truck Corp.	1,044	61,930
OSI Pharmaceuticals, Inc.*	2,436	78,464
Overseas Shipholding Group, Inc.	1,740	38,297
Overture Services, Inc.*	3,480	63,092
Owens & Minor, Inc.	2,262	50,556
P.F. Chang’s China Bistro, Inc.*	2,436	119,876
Pacific Capital Bancorp	2,262	79,283
Pacific Sunwear of California, Inc.*	3,306	79,642
PacifiCare Health Systems, Inc.*	2,088	103,000
Palm, Inc.*	1,740	28,310
Pan Pacific Retail Properties	2,958	116,397
Panera Bread Co.*	3,480	139,199
Papa John’s International, Inc.*	870	24,404
Parametric Technology Corp.*	16,356	49,886
PAREXEL International Corp.*	1,566	21,846
Park Electrochemical Corp.	1,218	24,299
Parkway Properties, Inc.	522	21,950
Patina Oil & Gas Corp.	1,945	62,532
Paxar Corp.*	2,088	22,968
Payless ShoeSource, Inc.*	7,308	91,350
Pediatrix Medical Group, Inc.*	1,392	49,625
Pegasus Systems, Inc.*	1,566	25,448
Penn National Gaming, Inc.*	2,436	50,060
Penn Virginia Corp.	522	22,446
Pennsylvania Real Estate Investment Trust	1,044	31,268
Pep Boys-Manny, Moe & Jack	3,132	42,313
Perrigo Co.	4,350	68,034
PFF Bancorp, Inc.	696	26,900
Pharmaceutical Resources, Inc.*	174	8,467
Philadelphia Consolidated Holding Corp.*	1,218	49,207
Phillips-Van Heusen Corp.	1,566	21,345
Photon Dynamics, Inc.*	3,132	86,537
Photronics, Inc.*	3,654	63,762
Piedmont Natural Gas Co., Inc.	2,262	87,788
Pinnacle Systems, Inc.*	6,264	67,025
Pixelworks, Inc.*	2,784	16,537
Plains Exploration & Production Co.*	647	6,994
Plains Resources, Inc.*	1,566	22,159
Plantronics, Inc.*	2,784	60,329
Plexus Corp.*	5,916	68,211
PMA Capital Corp.—Class A	2,784	34,995

Common Stocks, continued

	Shares	Value
PNM Resources, Inc.	2,436	$65,163
PolyMedica Corp.	522	23,902
PolyOne Corp.	5,046	22,455
Port Financial Corp.	870	46,876
Possis Medical, Inc.*	1,044	14,324
Post Properties, Inc.	2,784	73,776
Potlatch Corp.	1,914	49,286
Power Integrations, Inc.*	2,088	50,780
Power-One, Inc.*	6,090	43,544
Powerwave Technologies, Inc.*	6,612	41,457
Pre-Paid Legal Services, Inc.*	1,044	25,609
Prentiss Properties Trust	2,784	83,492
PRG-Schultz International, Inc.*	2,610	15,399
Price Communications Corp.*	3,132	40,434
PRIMEDIA, Inc.*	8,526	26,004
Priority Healthcare Corp.—Class B*	1,566	29,049
ProAssurance Corp.*	1,566	42,266
Progress Software Corp.*	1,740	36,070
ProQuest Co.*	1,218	31,424
Prosperity Bancshares, Inc.	870	16,748
Protein Design Labs, Inc.*	7,830	109,463
Provident Bankshares Corp.	1,740	44,213
Province Healthcare Co.*	3,480	38,524
PS Business Parks, Inc.	696	24,569
PSS World Medical, Inc.*	4,524	26,013
Pulitzer, Inc.	696	34,396
Quanex Corp.	1,044	31,028
Quantum Corp.*	9,048	36,644
Quest Software, Inc.*	2,436	28,988
Quicksilver Resources, Inc.*	696	16,669
Quiksilver, Inc.*	3,480	57,385
R & G Finanical Corp.—Class B	1,044	31,007
RAIT Investment Trust	1,218	32,277
Ralcorp Holdings, Inc.*	1,914	47,773
Rambus, Inc.*	4,872	80,729
Range Resources Corp.*	3,306	20,729
RARE Hospitality International, Inc.*	1,392	45,491
Rayovac Corp.*	2,088	27,040
Realty Income Corp.	2,262	86,137
Red Hat, Inc.*	9,570	72,445
Redwood Trust, Inc.	696	27,777
Regal-Beloit Corp.	1,392	26,587
Regeneron Pharmaceuticals, Inc.*	2,262	35,627
Regis Corp.	5,046	146,585
RehabCare Group, Inc.*	1,044	15,295
Reliance Steel & Aluminum Co.	1,566	32,416
REMEC, Inc.*	3,480	24,221
Remington Oil & Gas Corp.*	1,392	25,585
ResMed, Inc.*	2,088	81,850
Resources Connection, Inc.*	1,218	29,061
Respironics, Inc.*	2,610	97,927
RFS Hotel Investors, Inc.	1,740	21,437
Right Management Consultants, Inc.*	1,218	15,408
RLI Corp.	1,044	34,348
Roadway Corp.	1,218	34,750
Rogers Corp.*	1,044	34,765
Rollins, Inc.	870	16,400
Roper Industries, Inc.	2,262	84,146
Roto-Rooter, Inc.	696	26,580
RSA Security, Inc.*	3,306	35,540

See accompanying notes to the financial statements.

14

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Ruddick Corp.	2,088	$32,823
Russ Berrie & Co., Inc.	1,044	38,116
Russell Corp.	1,566	29,754
Ryan’s Family Steak Houses, Inc.*	2,784	38,976
S1 Corp.*	4,350	17,574
Sandisk Corp.*	4,176	168,501
SangStat Medical Corp.*	12,528	163,991
Saxon Capital, Inc.*	1,740	30,241
Scansoft, Inc.*	3,654	19,841
School Specialty, Inc.*	1,566	44,568
Schulman (A.), Inc.	3,480	55,889
Schweitzer-Mauduit International, Inc.	1,044	25,202
SCP Pool Corp.*	1,740	59,856
Seacoast Financial Services Corp.	1,566	31,007
SEACOR SMIT, Inc.*	1,566	57,143
Select Medical Corp.*	1,044	25,923
Selective Insurance Group, Inc.	1,566	39,228
Senior Housing Properties Trust	2,958	40,110
Sensient Technologies Corp.	2,784	64,004
Sepracor, Inc.*	4,698	84,705
SERENA Software, Inc.*	1,566	32,698
Service Corp. International*	18,270	70,705
Shopko Stores, Inc.*	1,914	24,882
Shuffle Master, Inc.*	3,306	97,164
Shurgard Storage Centers, Inc.—Class A	2,610	86,339
Sierra Health Services, Inc.*	1,740	34,800
Sierra Pacific Resources*	6,612	39,275
Silicon Graphics, Inc.*	11,832	13,488
Silicon Image, Inc.*	3,654	20,389
Silicon Laboratories, Inc.*	2,088	55,624
Simpson Manufacturing Co., Inc.*	1,044	38,210
Sinclair Broadcast Group—Class A*	2,784	32,322
Skyworks Solutions, Inc.*	8,874	60,077
SL Green Realty Corp.	2,784	97,134
Smith (A.O.) Corp.	1,044	29,389
Sola International, Inc.*	1,392	24,221
Solutia, Inc.	6,438	14,035
Sonic Corp.*	2,436	61,947
Sonus Networks, Inc.*	11,310	56,889
Sotheby’s Holdings, Inc.—Class A*	2,784	20,713
Sourcecorp*	1,044	22,550
South Financial Group, Inc.	5,916	138,020
Southern Peru Copper Corp.	870	13,311
Southern Union Co.*	2,610	44,213
Southwest Bancorporation of Texas, Inc.*	3,828	124,448
Southwest Gas Corp.	2,088	44,224
Southwestern Energy Co.*	1,740	26,117
Sovran Self Storage, Inc.	870	27,405
Spanish Broadcasting System, Inc.*	3,654	29,780
Spartech Corp.	870	18,453
Speedway Motorsports, Inc.	870	23,316
Spherion Corp.*	3,654	25,395
Spinnaker Exploration Co.*	1,566	41,029
SPS Technologies, Inc.*	696	18,820
St. Mary Land & Exploration Co.	1,914	52,252
Stage Stores, Inc.*	1,392	32,712
Standard Pacific Corp.	2,436	80,778
Standard Register Co.	1,044	17,205
StarTek, Inc.*	696	18,305
Staten Island Bancorp, Inc.	3,654	71,180

Common Stocks, continued

	Shares	Value
Station Casinos, Inc.*	4,524	$114,230
Steel Dynamics, Inc.*	2,088	28,606
Stericycle, Inc.*	2,262	87,041
Sterling Bancshares, Inc.	2,610	34,139
Sterling Financial Corp.*	926	22,557
Stewart & Stevenson Services, Inc.	1,740	27,405
Stewart Enterprises, Inc.—Class A*	5,916	25,439
Stewart Information Services Corp.*	1,218	33,921
Stone Energy Corp.*	1,392	58,353
Strayer Education, Inc.	696	55,297
Stride Rite Corp.	2,262	22,530
Summit Properties, Inc.	1,392	28,745
Sunrise Assisted Living, Inc.*	1,218	27,259
Superior Energy Services, Inc.*	3,132	29,691
Superior Industries International, Inc.	2,262	94,326
SureWest Communications	870	26,318
SurModics, Inc.*	2,784	84,912
Susquehanna Bancshares, Inc.	2,610	60,944
Swift Energy Co.*	1,566	17,226
Sybron Dental Special, Inc.*	2,436	57,490
Sycamore Networks, Inc.*	9,918	37,986
Sylvan Learning Systems, Inc.*	4,524	103,328
Symyx Technologies, Inc.*	1,740	28,397
Take-Two Interactive Software, Inc.*	3,132	88,761
Taubman Centers, Inc.	2,262	43,340
Techne Corp.*	4,524	137,258
Technitrol, Inc.*	2,610	39,281
Tecumseh Products Co.	1,218	46,662
Tekelec*	3,132	35,392
Teledyne Technologies, Inc.*	1,914	25,073
Telik, Inc.*	2,088	33,554
Tennant Co.	522	19,184
Terex Corp.*	2,610	50,947
Tesoro Petroleum Corp.*	4,176	28,731
Tetra Tech, Inc.*	3,132	53,651
TETRA Technologies, Inc.*	870	25,796
Texas Industries, Inc.	1,392	33,130
Texas Regional Bancshares, Inc.—Class A	1,566	54,340
The Medicines Co.*	1,740	34,261
The Men’s Wearhouse, Inc.*	1,914	41,821
The Topps Co., Inc.*	2,262	19,431
Thomas & Betts Corp.*	2,784	40,229
Thor Industries, Inc.	1,044	42,615
Thoratec Corp.*	3,132	46,667
Thornburg Mortgage Asset Corp.	4,524	111,743
THQ, Inc.*	4,350	78,300
Tibco Software, Inc.*	5,046	25,684
Tom Brown, Inc.*	2,262	62,861
Too, Inc.*	3,132	63,423
Toro Co.	1,740	69,165
Town & Country Trust	1,044	24,273
Tractor Supply Co.*	1,044	49,851
Tredegar Corp.	1,566	23,474
Triad Guaranty, Inc.*	522	19,810
Triarc Cos., Inc.*	870	26,091
Trimble Navigation, Ltd.*	1,566	35,908
Trimeris, Inc.*	1,392	63,587
Trinity Industries, Inc.	2,436	45,090
TriQuint Semiconductor, Inc.*	8,700	36,192
Triumph Group, Inc.*	1,044	29,409

See accompanying notes to the financial statements.

15

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Tuesday Morning Corp.*	1,218	$32,033
Tupperware Corp.	3,306	47,474
U.S. Restaurant Properties, Inc.	1,740	27,318
UCBH Holdings, Inc.	4,524	129,748
UGI Corp.	3,132	99,284
UICI*	2,436	36,711
UIL Holdings Corp.	870	35,279
Ultratech Stepper, Inc.*	1,566	28,955
Umpqua Holdings Corp.	1,914	36,347
Unifi, Inc.*	3,132	19,418
Unisource Energy Corp.	1,740	32,712
Unit Corp.*	2,436	50,937
United Defense Industries, Inc.*	1,392	36,108
United Natural Foods, Inc.*	1,218	34,275
United Online, Inc.*	1,392	35,273
United Stationers, Inc.*	2,262	81,817
United Surgical Partners International, Inc.*	3,654	82,544
United Therapeutics Corp.*	1,044	22,738
Universal Compression Holdings, Inc.*	1,044	21,778
Universal Corp.	1,740	73,602
Universal Health Realty Income Trust	696	18,792
Urban Outfitters, Inc.*	1,566	56,219
US Oncology, Inc.*	4,350	32,147
USEC, Inc.	5,916	41,530
USF Corp.	1,914	51,621
Valhi, Inc.	1,566	15,065
Valmont Industries, Inc.	870	16,930
Varian Semiconductor Equipment Associates, Inc.*	3,480	103,566
Varian, Inc.*	2,262	78,424
VCA Antech, Inc.*	1,392	27,241
Vector Group, Ltd.	1,392	24,360
Veeco Instruments, Inc.*	4,872	82,970
Ventana Medical Systems, Inc.*	870	23,647
Ventas, Inc.	5,394	81,719
Verity, Inc.*	3,828	48,462
Viasys Healthcare, Inc.*	1,740	36,018
Vignette Corp.*	14,616	30,401
Vintage Petroleum, Inc.	3,132	35,329
VISX, Inc.*	3,132	54,340
Vitesse Semiconductor Corp.*	12,702	62,494
W Holding Co., Inc.	2,784	47,105
W-H Energy Services, Inc.*	1,566	30,506
Wabtec Corp.	2,262	31,464
Walter Industries, Inc.	1,740	20,445
Washington Real Estate Investment Trust	2,610	70,992
Waste Connections, Inc.*	1,914	67,086
Watsco, Inc.	1,218	20,170
Watson Wyatt & Co. Holdings*	1,218	28,233
Watts Industries, Inc.—Class A	1,044	18,635
Wausau-Mosinee Paper Corp.	2,436	27,283
Waypoint Financial Corp.	2,436	43,945
WD-40 Co.	1,044	29,806
WebEx Communications, Inc.*	1,914	26,700
webMethods, Inc.*	2,958	24,049
Websense, Inc.*	1,392	21,799
Wellman, Inc.	2,088	23,386
Werner Enterprises, Inc.	2,784	59,021
Westar Energy, Inc.	4,698	76,249

Common Stocks, continued

	Shares	Value
Westar Energy, Inc.	4,698	$76,249
Western Digital Corp.*	12,006	123,662
Western Gas Resources, Inc.	1,218	48,233
Westport Resources Corp.*	1,392	31,668
WGL Holdings, Inc.	3,828	102,208
Wilson Greatbatch Technologies, Inc.*	1,566	56,533
Winnebago Industries, Inc.	870	32,973
Wintrust Financial Corp.	1,044	30,902
WMS Industries, Inc.*	1,566	24,414
Wolverine World Wide, Inc.	2,784	53,620
Woodward Governor Co.	522	22,446
Worthington Industries, Inc.	4,872	65,285
WPS Resources Corp.	3,654	146,890
Wright Medical Group, Inc.*	1,044	19,836
WSFS Financial Corp.	1,392	53,453
XM Satellite Radio Holdings, Inc.—Class A*	6,264	69,218
Yankee Candle Co., Inc.*	1,740	40,403
Yellow Corp.*	3,828	88,618
Zoll Medical Corp.*	522	17,518
Zoran Corp.*	2,436	46,796

TOTAL COMMON STOCKS		38,190,354

Federal Agricultural Mortgage Corporation (3.3%)

	Principal Amount
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$1,588,000	1,587,978

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		1,587,978

Federal Home Loan Bank (3.3%)
Federal Home Loan Bank, 0.51%, 07/01/03	1,588,000	1,587,978

TOTAL FEDERAL HOME LOAN BANK		1,587,978

Federal National Mortgage Association (3.3%)
Federal National Mortgage Association, 0.51%, 07/01/03	1,588,000	1,587,978

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		1,587,978

Repurchase Agreements (6.7%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $1,585,035 (Collateralized by a Federal Home Loan Bank Security)	1,585,000	1,585,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with maturity value of $1,588,024 (Collateralized by U.S. Treasury Notes)	1,588,000	1,588,000

TOTAL REPURCHASE AGREEMENTS		3,173,000

TOTAL INVESTMENTS (Cost $41,871,488)(a)—96.7%		46,127,288
Net other assets (liabilities)—3.3%		1,556,409

NET ASSETS—100.0%		$47,683,697

See accompanying notes to the financial statements.

16

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
Russell 2000 Futures Contract expiring September 2003 (Underlying face amount at value $9,192,200)	41	$(44,285)
Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
Russell 2000 Index Swap Agreements expiring 09/26/03 (Underlying notional amount at value $541,964)	1,211	$(1,023)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$4,584,119
Unrealized depreciation	(328,319)

Net unrealized appreciation/depreciation	$4,255,800

The ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.1%
Aerospace/Defense	0.6%
Agriculture	0.4%
Airlines	0.2%
Apparel	0.7%
Auto Manufactures	0.1%
Auto Parts & Equipment	0.4%
Banks	3.4%
Biotechnology	1.7%
Building Materials	0.6%
Chemicals	2.1%
Coal	0.3%
Commercial Services	3.7%
Computers	4.0%
Distribution/Wholesale	0.6%
Diversified Financial Services	0.9%
Electric	1.5%
Electrical Components & Equipment	0.7%
Electronics	2.1%
Energy—Alternate Sources	0.1%
Engineering & Construction	0.4%
Entertainment	0.7%
Environmental Control	0.5%
Food	1.5%
Forest & Paper Products	0.4%
Gas	1.7%
Hand/Machine Tools	0.4%
Healthcare—Products	3.3%
Healthcare—Services	1.6%
Holding Companies—Diversified	0.0%
Home Builders	1.0%

Household Products/Wares	0.9%
Housewares	0.2%
Insurance	1.3%
Internet	2.6%
Investment Companies	0.3%
Iron/Steel	0.1%
Leisure Time	0.2%
Lodging	0.5%
Machinery—Construction & Mining	0.2%
Machinery—Diversified	1.1%
Manufacturing	1.3%
Media	0.8%
Metal Fabricate/Hardware	0.6%
Mining	0.2%
Office/Business Equipment	0.1%
Oil & Gas	2.1%
Oil & Gas Services	1.1%
Packaging & Containers	0.2%
Pharmaceuticals	3.8%
Pipelines	0.1%
Real Estate	0.2%
Real Estate Investment Trust	7.2%
Retail	5.7%
Savings & Loans	1.7%
Semiconductors	3.3%
Software	3.4%
Telecommunication	2.5%
Textiles	0.3%
Toys/Games/Hobbies	0.3%
Transportation	2.0%
Water	0.1%
Other	19.9%

See accompanying notes to the financial statements.

17

PROFUNDS VP

ProFund VP Small-Cap

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $38,698,488)	$42,954,288
Repurchase agreements, at cost	3,173,000

Total Investments	46,127,288
Cash	3,535
Segregated cash balances with brokers for futures contracts	648,825
Dividends and interest receivable	33,035
Receivable for investments sold	4,823,420
Prepaid expenses	996

Total Assets	51,637,099

Liabilities:
Payable for capital shares redeemed	3,827,122
Unrealized depreciation on swap agreements	1,023
Variation margin on futures contracts	2,050
Advisory fees payable	33,645
Management services fees payable	6,729
Administration fees payable	2,138
Administrative services fees payable	24,972
Distribution fees payable	26,255
Other accrued expenses	29,468

Total Liabilities	3,953,402

Net Assets	$47,683,697

Net Assets consist of:
Capital	$52,084,593
Accumulated net investment income/(loss)	(116,262)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(8,495,126)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	4,210,492

Net Assets	$47,683,697

Shares of Beneficial Interest Outstanding	1,869,595

Net Asset Value (offering and redemption price per share)	$25.50

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$124,949
Dividends	70,850

Total Investment Income	195,799

Expenses:
Advisory fees	136,745
Management services fees	27,349
Administration fees	10,683
Administrative services fees	40,434
Distribution fees	45,582
Custody fees	22,020
Fund accounting fees	16,373
Transfer agent fees	13,141
Other fees	15,150

Total Gross Expenses before reductions	327,477
Less Expenses reduced by the Advisor	(1,034)

Total Net Expenses	326,443

Net Investment Income/(Loss)	(130,644)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	480,429
Net realized gains (losses) on futures contracts and swap agreements	(144,991)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	4,381,027

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	4,716,465

Change in Net Assets Resulting from Operations	$4,585,821

See accompanying notes to the financial statements.

18

PROFUNDS VP

ProFund VP Small-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(130,644)	$(199,211)
Net realized gains (losses) on investments, futures contracts and swap agreements	335,438	(6,618,131)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	4,381,027	(1,045,114)

Change in net assets resulting from operations	4,585,821	(7,862,456)

Capital Transactions:
Proceeds from shares issued	111,445,944	321,293,250
Cost of shares redeemed	(106,959,950)	(294,783,892)

Change in net assets resulting from capital transactions	4,485,994	26,509,358

Change in net assets	9,071,815	18,646,902
Net Assets:
Beginning of period	38,611,882	19,964,980

End of period	$47,683,697	$38,611,882

Share Transactions:
Issued	4,766,054	12,979,957
Redeemed	(4,639,951)	(11,935,533)

Change in shares	126,103	1,044,424

See accompanying notes to the financial statements.

19

PROFUNDS VP

ProFund VP Small-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002		For the period May 1, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$22.15		$28.56		$30.00

Investment Activities:
Net investment income/(loss)	(0.08	)(b)	(0.16	)(b)	(0.10	)(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	3.43		(6.25)		(1.34)

Total income/(loss) from investment activities	3.35		(6.41)		(1.44)

Net Asset Value, End of Period	$25.50		$22.15		$28.56

Total Return	15.12	%(c)	(22.44)%		(4.80	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$47,683,697		$38,611,882		$19,964,980
Ratio of net expenses to average net assets	1.79	%(d)	1.97%		2.25	%(d)
Ratio of net investment income/(loss) to average net assets	(0.72	)%(d)	(0.62)%		(0.53	)%(d)
Ratio of gross expenses to average net assets	1.79	%(d)	1.97%		2.65	%(d)
Portfolio turnover(e)	187%		527%		2,627%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return, swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

20

PROFUNDS VP ProFund VP OTC (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.2%)

	Shares	Value
ADC Telecommunications, Inc.*	114,536	$266,640
Adobe Systems, Inc.	25,956	832,409
Altera Corp.*	61,388	1,006,763
Amazon.com, Inc.*	29,664	1,082,439
American Power Conversion Corp.*	22,660	353,269
Amgen, Inc.*	68,804	4,571,338
Apollo Group, Inc.—Class A*	20,188	1,246,812
Apple Computer, Inc.*	58,092	1,110,719
Applied Materials, Inc.*	98,056	1,555,168
BEA Systems, Inc.*	42,436	460,855
Bed Bath & Beyond, Inc.*	45,320	1,758,870
Biogen, Inc.*	21,012	798,456
Biomet, Inc.	39,552	1,133,560
Broadcom Corp.—Class A*	21,836	543,935
Brocade Communications Systems, Inc. *	29,664	174,721
C.H. Robinson Worldwide, Inc.	9,476	336,967
CDW Corp.*	9,888	452,870
Cephalon, Inc.*	5,768	237,411
Check Point Software Technologies, Ltd.*	27,604	539,658
Chiron Corp.*	29,664	1,296,910
CIENA Corp.*	58,916	305,774
Cintas Corp.	23,484	832,273
Cisco Systems, Inc.*	286,340	4,779,015
Citrix Systems, Inc.*	22,248	452,969
Comcast Corp.—Special Class A*	108,356	3,270,184
Compuware Corp.*	26,780	154,521
Comverse Technology, Inc.*	22,248	334,387
Costco Wholesale Corp.*	27,604	1,010,306
Dell Computer Corp.*	107,944	3,449,890
DENTSPLY International, Inc.	8,652	353,867
Dollar Tree Stores, Inc.*	12,360	392,183
eBay, Inc.*	27,192	2,832,862
EchoStar Communications Corp. —Class A*	28,840	998,441
Electronic Arts, Inc.*	16,892	1,249,839
Ericsson (LM) Telephone Co.—ADR*	13,596	144,525
Expeditors International of Washington, Inc.	11,536	399,607
Express Scripts, Inc.—Class A*	7,828	534,809
Fastenal Co.	8,240	279,666
First Health Group Corp.*	11,124	307,022
Fiserv, Inc.*	27,604	982,978
Flextronics International, Ltd.*	64,684	672,067
Gentex Corp.*	9,064	277,449
Genzyme Corp.—General Division*	30,900	1,291,620
Gilead Sciences, Inc.*	22,660	1,259,443
Henry Schein, Inc.*	4,532	237,205
Human Genome Sciences, Inc.*	14,832	188,663
ICOS Corp.*	7,004	257,397
IDEC Pharmaceuticals Corp.*	19,364	658,376
Intel Corp.	261,208	5,428,948
InterActiveCorp*	59,740	2,363,912
Intuit, Inc.*	29,664	1,320,938
Invitrogen Corp.*	5,356	205,510
JDS Uniphase Corp.*	183,340	643,523
Juniper Networks, Inc.*	28,428	351,654
KLA-Tencor Corp.*	26,368	1,225,848
Lamar Advertising Co.*	9,476	333,650

Common Stocks, continued

	Shares	Value
Lincare Holdings, Inc.*	11,536	$363,499
Linear Technology Corp.	47,792	1,539,380
Maxim Integrated Products, Inc.	51,912	1,774,871
MedImmune, Inc.*	30,900	1,123,833
Mercury Interactive Corp.*	10,300	397,683
Microchip Technology, Inc.	19,364	476,935
Microsoft Corp.	421,888	10,804,552
Millennium Pharmaceuticals, Inc.*	37,080	583,268
Molex, Inc.	11,124	300,237
Monster Worldwide, Inc.*	13,596	268,249
Network Appliance, Inc.*	40,376	654,495
Nextel Communications, Inc.—Class A*	45,848	2,636,932
Novellus Systems, Inc.*	17,304	633,690
NVIDIA Corp.*	19,776	455,046
Oracle Corp.*	249,672	3,001,057
PACCAR, Inc.	14,832	1,002,050
PanAmSat Corp.*	23,072	425,217
Patterson Dental Co.*	7,416	336,538
Patterson-UTI Energy, Inc.*	9,476	307,022
Paychex, Inc.	40,788	1,195,496
PeopleSoft, Inc.*	51,088	898,638
Petsmart, Inc.*	16,068	267,854
Pixar Animation Studios*	6,180	375,991
QLogic Corp.*	11,124	537,623
Qualcomm, Inc.	108,768	3,888,456
RF Micro Devices, Inc.*	23,896	143,854
Ross Stores, Inc.	8,652	369,786
Ryanair Holdings PLC—ADR*	7,004	314,480
Sanmina-SCI Corp.*	62,212	392,558
Siebel Systems, Inc.*	65,508	624,946
Sigma-Aldrich Corp.	7,828	424,121
Smurfit-Stone Container Corp.*	27,604	359,680
Staples, Inc.*	37,492	687,978
Starbucks Corp.*	61,800	1,515,336
Sun Microsystems, Inc.*	160,268	737,233
Symantec Corp.*	17,716	777,024
Synopsys, Inc.*	7,828	484,162
Tellabs, Inc.*	26,780	175,945
Teva Pharmaceutical Industries, Ltd.—ADR	22,248	1,266,578
VeriSign, Inc.*	25,544	353,274
Veritas Software Corp.*	48,616	1,393,821
Whole Foods Market, Inc.*	6,592	313,318
Xilinx, Inc.*	51,088	1,293,037
Yahoo!, Inc.*	32,960	1,079,770

TOTAL COMMON STOCKS		106,496,604

Federal Home Loan Bank (1.5%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$1,585,000	1,584,978

TOTAL FEDERAL HOME LOAN BANK		1,584,978

TOTAL INVESTMENTS (Cost $85,460,544)(a)—100.7%		108,081,582
Net other assets (liabilities)—(0.7)%		(740,537)

NET ASSETS—100.0%		$107,341,045

See accompanying notes to the financial statements.

21

PROFUNDS VP ProFund VP OTC (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $1,442,400)	12	$(10,705)
Futures Contracts Sold

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $625,040)	(26)	$1,502

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$22,830,867
Unrealized depreciation	(209,829)

Net unrealized appreciation/depreciation	$22,621,038

ADR	American Depositary Receipt

The ProFund VP OTC invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.3%
Airlines	0.3%
Auto Manufacturers	0.9%
Biotechnology	9.2%
Chemicals	0.4%
Commercial Services	2.6%
Computers	7.5%
Distribution/Wholesale	0.7%
Electrical Components & Equipment	0.6%
Electronics	1.3%
Food	0.3%
Healthcare—Products	1.9%
Healthcare—Services	0.3%
Internet	8.7%
Media	3.0%
Oil & Gas	0.3%
Packaging & Containers	0.3%
Pharmaceuticals	4.1%
Retail	5.6%
Semiconductors	15.3%
Software	20.0%
Telecommunications	14.1%
Textiles	0.8%
Transportation	0.7%
Other	0.8%

See accompanying notes to the financial statements.

22

PROFUNDS VP

ProFund VP OTC

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $85,460,544)	$108,081,582
Cash	11,040
Segregated cash balances with brokers for futures contracts	246,730
Dividends and interest receivable	2,328
Prepaid expenses	2,908

Total Assets	108,344,588

Liabilities:
Payable for capital shares redeemed	786,228
Variation margin on futures contracts	12,398
Advisory fees payable	65,539
Management services fees payable	13,108
Administration fees payable	4,364
Administrative services fees payable	45,777
Distribution fees payable	22,889
Other accrued expenses	53,240

Total Liabilities	1,003,543

Net Assets	$107,341,045

Net Assets consist of:
Capital	$133,345,492
Accumulated net investment income/(loss)	(775,863)
Accumulated net realized gains (losses) on investments and futures contracts	(47,840,419)
Net unrealized appreciation/depreciation on investments and futures contracts	22,611,835

Net Assets	$107,341,045

Shares of Beneficial Interest Outstanding	8,235,391

Net Asset Value (offering and redemption price per share)	$13.03

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$74,755
Interest	34,334

Total Investment Income	109,089

Expenses:
Advisory fees	336,097
Management services fees	67,220
Administration fees	24,244
Administrative services fees	224,289
Distribution fees	112,033
Custody fees	27,596
Fund accounting fees	38,195
Transfer agent fees	33,319
Other fees	37,740

Total Gross Expenses before reductions	900,733
Less Expenses reduced by the Advisor	(15,781)

Total Net Expenses	884,952

Net Investment Income/(Loss)	(775,863)

Realized and Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) on investments	(4,512,228)
Net realized gains (losses) on futures contracts	1,939,557
Change in net unrealized appreciation (depreciation) on investments and futures contracts	19,602,328

Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	17,029,657

Change in Net Assets Resulting from Operations	$16,253,794

See accompanying notes to the financial statements.

23

PROFUNDS VP

ProFund VP OTC

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the year ended December 31, 2002
	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$(775,863)	$(921,224)
Net realized gains (losses) on investments and futures contracts	(2,572,671)	(25,073,703)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	19,602,328	(8,672,791)

Change in net assets resulting from operations	16,253,794	(34,667,718)

Capital Transactions:
Proceeds from shares issued	364,270,933	505,590,731
Cost of shares redeemed	(349,433,246)	(465,447,929)

Change in net assets resulting from capital transactions	14,837,687	40,142,802

Change in net assets	31,091,481	5,475,084
Net Assets:
Beginning of period	76,249,564	70,774,480

End of period	$107,341,045	$76,249,564

Share Transactions:
Issued	31,438,360	40,149,626
Redeemed	(30,286,447)	(37,104,141)

Change in shares	1,151,913	3,045,485

See accompanying notes to the financial statements.

24

PROFUNDS VP

ProFund VP OTC

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$10.76		$17.53		$30.00

Investment Activities:
Net investment income/(loss)	(0.10	)(b)	(0.23	)(b)	(0.27	)(b)
Net realized and unrealized gains (losses) on investments and futures contracts	2.37		(6.54)		(12.20)

Total income/(loss) from investment activities	2.27		(6.77)		(12.47)

Net Asset Value, End of Period	$13.03		$10.76		$17.53

Total Return	21.10	%(c)	(38.62)%		(41.57	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$107,341,045		$76,249,564		$70,774,480
Ratio of net expenses to average net assets	1.97	%(d)	1.98%		1.91	%(d)
Ratio of net investment income/(loss) to average net assets	(1.73	)%(d)	(1.75)%		(1.61	)%(d)
Ratio of gross expenses to average net assets	2.01	%(d)	2.03%		1.91	%(d)
Portfolio turnover(e)	264%		534%		918%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

25

PROFUNDS VP ProFund VP Mid-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.3%)

	Shares	Value
3Com Corp.*	14,833	$69,418
Activision, Inc.*	4,075	52,649
Advanced Fibre Communications, Inc.*	3,423	55,692
Advent Software, Inc.*	1,304	22,051
AGCO Corp.*	3,097	52,896
AGL Resources, Inc.	2,608	66,348
Airborne, Inc.	1,956	40,880
Airgas, Inc.	2,934	49,145
AK Steel Holding Corp.*	4,401	15,931
Alaska Air Group, Inc.*	1,141	24,474
Albemarle Corp.	1,793	50,150
Alexander & Baldwin, Inc.	1,630	43,244
ALLETE, Inc.	3,586	95,208
Alliant Energy Corp.	3,749	71,343
Allmerica Financial Corp.*	2,119	38,121
AMB Property Corp.	3,423	96,426
American Eagle Outfitters, Inc.*	2,934	53,164
American Financial Group, Inc.	2,771	63,179
AmeriCredit Corp.*	6,357	54,352
Amerus Group Co.	1,630	45,950
Apogent Technologies, Inc.*	4,075	81,500
Aquilla, Inc.	7,987	20,606
Arch Coal, Inc.	2,119	48,695
Arrow Electronics, Inc.*	4,075	62,103
ArvinMeritor, Inc.	2,771	55,919
Ascential Software Corp.*	2,445	40,196
Associated Banc Corp.	3,097	114,217
Astoria Financial Corp.	3,423	95,604
Atmel Corp.*	19,071	48,250
Avnet, Inc.*	4,890	62,005
Bandag, Inc.	815	30,375
Bank of Hawaii Corp.	2,445	81,052
Banknorth Group, Inc.	6,683	170,550
Banta Corp.	978	31,658
Barnes & Noble, Inc.*	2,608	60,114
Belo (A.H.) Corp.—Class A	4,564	102,051
BJ’s Wholesale Club, Inc.*	2,934	44,186
Black Hills Corp.	1,304	40,033
Bob Evans Farms, Inc.	1,467	40,533
Borders Group, Inc.*	3,260	57,409
BorgWarner, Inc.	1,141	73,480
Bowater, Inc.	2,282	85,460
Brink’s Co.	2,282	33,249
Cabot Corp.	2,608	74,850
Cadence Design Systems, Inc.*	11,084	133,672
Callaway Golf Co.	3,097	40,942
Carpenter Technology Corp.	978	15,257
CBRL Group, Inc.	2,119	82,343
Ceridian Corp.*	6,031	102,346
CheckFree Holdings Corp.*	3,260	90,759
City National Corp.	2,119	94,423
Clayton Homes, Inc.	5,542	69,552
CNF, Inc.	1,956	49,643
Colonial BancGroup, Inc.	5,053	70,085
Commscope, Inc. *	2,445	23,228
Community Health Systems* *	4,075	78,607
Compass Bancshares, Inc.	5,216	182,196
Constellation Brands, Inc.*	3,749	117,718
Copart, Inc.*	3,749	35,428
Credence Systems Corp.*	2,445	20,709

Common Stocks, continued

	Shares	Value
CSG Systems International, Inc.*	2,119	$29,941
Cypress Semiconductor Corp.*	5,053	60,636
Cytec Industries, Inc.*	1,630	55,094
D.R. Horton, Inc.	6,031	169,471
Dycom Industries, Inc.*	1,956	31,883
E*TRADE Group, Inc.*	14,833	126,081
Edwards (A.G.), Inc.	3,260	111,492
EGL, Inc.*	1,956	29,731
Emmis Communications Corp.*	2,282	52,372
Energy East Corp.	6,031	125,204
Ensco International, Inc.	6,194	166,619
Everest Re Group, Ltd.	2,282	174,574
Extended Stay America, Inc.*	3,912	52,773
Fairchild Semiconductor International, Inc.*	4,727	60,458
Federal Signal Corp.	1,956	34,367
Ferro Corp.	1,630	36,724
Fidelity National Financial, Inc.	5,379	165,458
First American Financial Corp.	2,934	77,311
FirstMerit Corp.	3,423	78,250
Flowserve Corp.*	2,282	44,887
FMC Corp.*	1,467	33,198
Forest Oil Corp.*	1,956	49,135
Furniture Brands International, Inc.*	2,282	59,560
GATX Corp.	1,956	31,981
Glatfelter (P.H.) Co.	1,793	26,447
Granite Construction, Inc.	1,630	31,231
Great Plains Energy, Inc.	2,771	80,026
Greater Bay Bancorp	2,119	43,524
Hanover Compressor Co.*	2,771	31,312
Harris Corp.	2,771	83,268
Harsco Corp.	1,630	58,762
Hawaiian Electric Industries, Inc.	1,467	67,262
HCC Insurance Holdings, Inc.	2,608	77,119
Helmerich & Payne, Inc.	2,119	61,875
Hibernia Corp.	6,520	118,403
Horace Mann Educators Corp.	1,630	26,292
Hospitality Properties Trust	2,608	81,500
ICN Pharmaceuticals, Inc.	3,423	57,369
IDACORP, Inc.	1,630	42,788
Imation Corp.	1,467	55,482
IMC Global, Inc.	4,727	31,718
Independence Community Bank Corp.	2,282	64,398
IndyMac Bancorp, Inc.	2,282	58,008
InFocus Corp.*	1,630	7,694
Integrated Device Technology, Inc.*	4,238	46,830
International Rectifier Corp.*	2,608	69,947
Internet Security Systems, Inc.*	1,956	28,342
Intersil Corp.—Class A*	5,705	151,809
Interstate Bakeries Corp.	1,793	22,771
Investment Technology Group, Inc.*	1,956	36,382
JM Smucker Co.	2,119	84,527
Keane, Inc.*	2,771	37,769
Kelly Services, Inc.—Class A	1,467	34,401
KEMET Corp.*	3,586	36,219
Kennametal, Inc.	1,467	49,643
Korn/Ferry International*	1,630	13,203
L-3 Communications Holdings, Inc.*	3,912	170,133
LaBranche & Co., Inc.	2,445	50,587
Lattice Semiconductor Corp.*	4,564	37,562

See accompanying notes to the financial statements.

26

PROFUNDS VP ProFund VP Mid-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Lear Corp.*	2,771	$127,521
Lee Enterprises, Inc.	1,793	67,291
Lennar Corp.—Class B	2,934	209,781
Leucadia National Corp.	2,445	90,758
Liberty Property Trust	3,097	107,156
LifePoint Hospitals, Inc.*	1,630	34,132
Longs Drug Stores Corp.	1,630	27,058
Longview Fibre Co.	2,119	17,376
Lubrizol Corp.	2,119	65,668
Lyondell Chemical Co.	6,520	88,216
Mack-Cali Realty Corp.	2,282	83,019
Mandalay Resort Group	2,445	77,873
Martin Marietta Materials	1,956	65,741
MDU Resources Group, Inc.	2,934	98,260
Media General, Inc.—Class A	978	55,942
Mercantile Bankshares Corp.	2,771	109,122
Millennium Pharmaceuticals, Inc.*	11,899	187,172
Minerals Technologies, Inc.	815	39,658
Modine Manufacturing Co.	1,467	28,416
Mohawk Industries, Inc.*	2,771	153,873
MONY Group, Inc.	1,956	52,714
MPS Group, Inc.*	4,238	29,157
National Commerce Financial Corp.	8,476	188,083
National Fuel Gas Co.	3,260	84,923
National-Oilwell, Inc.*	3,423	75,306
Neiman Marcus Group, Inc.—Class A*	1,956	71,590
Network Associates, Inc.*	6,357	80,607
New Plan Excel Realty Trust, Inc.	3,912	83,521
Newport Corp.*	1,630	24,124
Noble Energy, Inc.	2,282	86,260
Northeast Utilities System	5,542	92,773
NSTAR	2,119	96,520
OGE Energy Corp.	3,260	69,666
Ohio Casualty Corp.*	2,445	32,225
Old Republic International Corp.	4,890	167,580
Omnicare, Inc.	4,075	137,694
ONEOK, Inc.	2,934	57,594
Overseas Shipholding Group, Inc.	1,467	32,289
PacifiCare Health Systems, Inc.*	1,467	72,367
Packaging Corp. of America*	4,238	78,106
Park Place Entertainment Corp.*	12,388	112,607
Payless ShoeSource, Inc.*	2,771	34,638
Peabody Energy Corp.	2,119	71,177
Pentair, Inc.	1,956	76,400
Pepco Holdings, Inc.	6,683	128,046
PepsiAmericas, Inc.	6,194	77,797
Perrigo Co.	2,934	45,888
Pioneer Natural Resources Co.*	4,890	127,629
Plexus Corp.*	1,793	20,673
PMI Group, Inc.	3,749	100,623
PNM Resources, Inc.	1,630	43,603
Pogo Producing Co.	2,445	104,524
Polycom, Inc.*	4,075	56,480
Potlatch Corp.	1,141	29,381
Powerwave Technologies, Inc.*	2,771	17,374
Precision Castparts Corp.	2,119	65,901
Price Communications Corp.*	2,282	29,461
Pride International, Inc.*	5,542	104,300
Protective Life Corp.	2,771	74,124
Protein Design Labs, Inc.*	3,586	50,132

Common Stocks, continued

	Shares	Value
Provident Financial Group, Inc.	1,956	$50,132
Puget Energy, Inc.	3,749	89,489
Quanta Services, Inc.*	4,727	33,562
Quantum Corp.*	7,172	29,047
Questar Corp.	3,423	114,568
Radian Group, Inc.	3,912	143,375
Rayonier, Inc.	1,630	53,790
Republic Services, Inc.*	6,683	151,504
RF Micro Devices, Inc.*	7,498	45,138
RPM, Inc.	4,727	64,996
Ruddick Corp.	1,956	30,748
Saks, Inc.*	5,868	56,920
SCANA Corp.	4,564	156,454
Scholastic Corp.*	1,630	48,541
Sensient Technologies Corp.	1,956	44,968
Sequa Corp.—Class A*	489	16,773
Sierra Pacific Resources*	4,890	29,047
Silicon Valley Bancshares*	1,630	38,810
Six Flags, Inc.*	3,749	25,418
Smithfield Foods, Inc.*	4,564	104,607
Sovereign Bancorp, Inc.	10,758	168,363
SPX Corp.*	3,260	143,635
StanCorp Financial Group, Inc.	1,141	59,583
Superior Industries International, Inc.	1,141	47,580
Swift Transportation Co., Inc.*	3,423	63,736
Sybase, Inc.*	3,912	54,415
Sylvan Learning Systems, Inc.*	1,630	37,229
Tech Data Corp.*	2,282	60,952
Tecumseh Products Co.	815	31,223
Teleflex, Inc.	1,630	69,357
Telephone & Data Systems, Inc.	2,445	121,516
Tidewater, Inc.	2,445	71,810
Titan Corp.*	3,260	33,545
Toll Brothers, Inc.*	2,934	83,062
Triad Hospitals, Inc.*	3,097	76,868
Trinity Industries, Inc.	1,956	36,206
TriQuint Semiconductor, Inc.*	5,379	22,377
Tyson Foods, Inc.—Class A	14,507	154,065
Unifi, Inc.*	2,282	14,148
United Rentals, Inc.*	3,097	43,017
Unitrin, Inc.	2,771	75,150
Universal Corp.	978	41,369
Valero Energy Corp.	4,564	165,810
Varco International, Inc.*	3,912	76,675
Vectren Corp.	2,771	69,414
Viad Corp.	3,586	80,292
Vishay Intertechnology, Inc.*	6,520	86,064
W.R. Berkley Corp.	2,282	120,261
Wausau-Mosinee Paper Corp.	2,119	23,733
Webster Financial Corp.	1,956	73,937
Werner Enterprises, Inc.	2,608	55,290
Westar Energy, Inc.	2,934	47,619
WGL Holdings, Inc.	1,956	52,225
Wind River Systems, Inc.*	3,260	12,421
Wisconsin Energy Corp.	4,727	137,083
WPS Resources Corp.	1,304	52,421
York International Corp.	1,630	38,142

TOTAL COMMON STOCKS		16,299,797

See accompanying notes to the financial statements.

27

PROFUNDS VP ProFund VP Mid-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Home Loan Bank (0.7%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$122,000	$121,998

TOTAL FEDERAL HOME LOAN BANK		121,998

TOTAL INVESTMENTS (Cost $14,156,296)(a)—100.0%		16,421,795
Net other assets (liabilities)—0.0%		(4,638)

NET ASSETS—100.0%		$16,417,157

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini S&P MidCap 400 Futures Contract expiring September 2003 (Underlying face amount at value $96,000)	2	$(1,488)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$2,349,350
Unrealized depreciation	(83,851)

Net unrealized appreciation/depreciation	$2,265,499

The ProFund VP Mid-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Aerospace/Defense	1.3%
Agriculture	0.3%
Airlines	0.1%
Apparel	0.1%
Auto Parts & Equipment	2.2%
Banks	8.2%
Beverages	1.2%
Biotechnology	1.4%
Building Materials	0.6%
Chemicals	3.6%
Coal	0.7%
Commercial Services	2.0%
Computers	2.0%
Distribution/Wholesale	0.4%
Diversified Financial Services	2.3%
Electric	9.4%
Electronics	1.5%
Engineering & Construction	0.4%
Entertainment	0.2%
Environmental Control	0.9%
Food	2.7%
Forest Products & Paper	1.4%
Gas	1.1%
Hand/Machine Tools	0.3%
Health Care	0.5%
Healthcare—Products	0.5%
Healthcare—Services	1.1%
Home Builders	3.2%
Home Furnishings	0.4%
Insurance	9.6%
Internet	1.6%
Iron/Steel	0.2%
Leisure Time	0.2%
Lodging	1.5%
Machinery—Diversified	0.8%
Media	2.0%
Metal Fabricate/Hardware	0.4%
Miscellaneous Manufacturing	2.8%
Oil & Gas	5.3%
Oil & Gas Services	1.6%
Packaging & Containers	0.5%
Pharmaceuticals	1.5%
Pipelines	1.3%
Real Estate Investment Trust	2.8%
Retail	3.4%
Savings & Loans	2.5%
Semiconductors	3.2%
Software	1.5%
Telecommunications	3.2%
Textiles	1.3%
Transportation	1.9%
Trucking & Leasing	0.2%
Other	0.7%

See accompanying notes to the financial statements.

28

PROFUNDS VP

ProFund VP Mid-Cap Value

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $14,156,296)	$16,421,795
Cash	862
Segregated cash balances with brokers for futures contracts	5,480
Dividends and interest receivable	19,242
Receivable for investments sold	1,398,901
Prepaid expenses	256

Total Assets	17,846,536

Liabilities:
Payable for capital shares redeemed	1,377,955
Variation margin on futures contracts	400
Advisory fees payable	13,205
Management services fees payable	2,641
Administration fees payable	949
Administrative services fees payable	9,964
Distribution fees payable	4,982
Other accrued expenses	19,283

Total Liabilities	1,429,379

Net Assets	$16,417,157

Net Assets consist of:
Capital	$19,688,616
Accumulated net investment income/(loss)	(9,122)
Accumulated net realized gains (losses) on investments and futures contracts	(5,526,348)
Net unrealized appreciation/depreciation on investments and futures contracts	2,264,011

Net Assets	$16,417,157

Shares of Beneficial Interest Outstanding	639,640

Net Asset Value (offering and redemption price per share)	$25.67

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$119,888
Interest	541

Total Investment Income	120,429

Expenses:
Advisory fees	49,847
Management services fees	9,969
Administration fees	3,743
Administrative services fees	33,258
Distribution fees	16,616
Custody fees	18,716
Fund accounting fees	6,709
Transfer agent fees	5,517
Other fees	6,492

Total Gross Expenses before reductions	150,867
Less Expenses reduced by the Advisor	(19,808)

Total Net Expenses	131,059

Net Investment Income/(Loss)	(10,630)

Realized and Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) on investments	(612,239)
Net realized gains (losses) on futures contracts	10,347
Change in net unrealized appreciation (depreciation) on investments and futures contracts	1,322,934

Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	721,042

Change in Net Assets Resulting from Operations	$710,412

See accompanying notes to the financial statements.

29

PROFUNDS VP

ProFund VP Mid-Cap Value

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(10,630)	$(11,600)
Net realized gains (losses) on investments and futures contracts	(601,892)	(4,924,479)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	1,322,934	941,077

Change in net assets resulting from operations	710,412	(3,995,002)

Capital Transactions:
Proceeds from shares issued	87,590,777	186,778,155
Cost of shares redeemed	(84,370,561)	(170,296,624)

Change in net assets resulting from capital transactions	3,220,216	16,481,531

Change in net assets	3,930,628	12,486,529
Net Assets:
Beginning of period	12,486,529	—

End of period	$16,417,157	$12,486,529

Share Transactions:
Issued	3,796,815	7,358,526
Redeemed	(3,694,305)	(6,821,396)

Change in shares	102,510	537,130

(a)	Commencement of operations

See accompanying notes to the financial statements.

30

PROFUNDS VP

ProFund VP Mid-Cap Value

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$23.25		$30.00

Investment Activities:
Net investment income/(loss)	(0.02	)(b)	(0.02	)(b)
Net realized and unrealized gains (losses) on investments and futures contracts	2.44		(6.73)

Total income/(loss) from investment activities	2.42		(6.75)

Net Asset Value, End of Period	$25.67		$23.25

Total Return	10.41	%(c)	(22.50	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$16,417,157		$12,486,529
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	(0.16	)%(d)	(0.14	)%(d)
Ratio of gross expenses to average net assets	2.27	%(d)	2.25	%(d)
Portfolio turnover(e)	660%		1,361%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

31

PROFUNDS VP ProFund VP Mid-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.8%)

	Shares	Value
99 Cents Only Stores*	7,264	$249,300
Abercrombie & Fitch Co.—Class A*	9,988	283,759
Acxiom Corp.*	9,080	137,017
ADTRAN, Inc.*	3,632	186,285
AdvancePCS*	9,080	347,128
Affiliated Computer Services, Inc.—Class A*	13,166	602,080
Ametek, Inc.	3,178	116,474
Applebee’s International, Inc.	5,448	171,231
Apria Healthcare Group, Inc.*	5,448	135,546
Arthur J. Gallagher & Co.	9,080	246,976
Avocent Corp.*	4,540	135,882
Barr Laboratories, Inc.*	6,810	446,055
Beckman Coulter, Inc.	6,356	258,308
Blyth, Inc.	4,540	123,488
Brinker International, Inc.*	9,988	359,767
Brown & Brown, Inc.	6,375	207,188
C.H. Robinson Worldwide, Inc.	8,626	306,741
Cabot Microelectronics Corp.*	2,270	114,567
Career Education Corp.*	4,540	310,626
Carlisle Cos., Inc.	3,178	133,984
Carmax, Inc.*	10,442	314,826
Catalina Marketing Corp.*	5,448	96,157
CDW Corp.*	8,626	395,071
Certegy, Inc.*	6,810	188,978
Charles River Laboratories International, Inc.*	4,540	146,097
Chico’s FAS, Inc.*	8,626	181,577
Choicepoint, Inc.*	8,626	297,770
Church & Dwight, Inc.	4,086	133,735
Cincinnati Bell, Inc.*	22,246	149,048
Claire’s Stores, Inc.	4,994	126,648
Coach, Inc.*	9,080	451,639
Commerce Bancorp, Inc.	6,810	252,651
Cooper Cameron Corp.*	5,448	274,470
Corinthian Colleges, Inc.*	4,540	220,508
Covance, Inc.*	5,902	106,826
Coventry Health Care, Inc.*	5,902	272,436
Cree Research, Inc.*	7,264	118,258
Crompton Corp.	11,350	80,018
CYTYC Corp.*	11,804	124,178
Dean Foods Co.*	13,620	429,029
DENTSPLY International, Inc.	7,718	315,666
DeVry, Inc.*	7,264	169,179
Dial Corp.	9,534	185,436
Diebold, Inc.	7,264	314,168
Dollar Tree Stores, Inc.*	11,350	360,135
Donaldson Co., Inc.	4,540	201,804
DPL, Inc.	12,712	202,630
DQE, Inc.	7,718	116,310
Dreyer’s Grand Ice Cream Holdings, Inc.	3,632	285,185
DST Systems, Inc.*	12,258	465,804
Dun & Bradstreet Corp.*	7,718	317,210
Eaton Vance Corp.	6,810	215,196
Education Management Corp.*	3,632	193,150
Edwards Lifesciences Corp.*	5,902	189,690
Energizer Holdings, Inc.*	8,626	270,856
Entercom Communications Corp.*	4,994	244,756
Equitable Resources, Inc.	6,356	258,943

Common Stocks, continued

	Shares	Value
Expeditors International of Washington, Inc.	10,442	$361,710
Express Scripts, Inc.—Class A*	7,718	527,294
Fair, Isaac & Co., Inc.	4,994	256,941
Fastenal Co.	7,718	261,949
First Health Group Corp.*	9,534	263,138
First Virginia Banks, Inc.	7,264	313,224
FMC Technologies, Inc.*	6,810	143,351
Gartner Group, Inc.—Class B*	8,172	61,290
Gentex Corp.*	7,718	236,248
Gilead Sciences, Inc.*	19,976	1,110,266
Grant Prideco, Inc.*	12,258	144,032
GreenPoint Financial Corp.	9,988	508,789
GTECH Holdings Corp.*	5,902	222,211
Harte-Hanks, Inc.	9,080	172,520
Health Net, Inc.*	11,804	388,943
Henry (Jack) & Associates, Inc.	9,080	161,533
Henry Schein, Inc.*	4,540	237,624
Herman Miller, Inc.	7,264	146,805
Hillenbrand Industries, Inc.	6,356	320,660
Hispanic Broadcasting Corp.—Class A*	10,896	277,303
HON Industries, Inc.	5,902	180,011
Hormel Foods Corp.	14,074	333,554
Hubbell, Inc.—Class B	5,902	195,356
IDEC Pharmaceuticals Corp.*	15,436	524,824
International Speedway Corp.	5,448	215,250
Investors Financial Services Corp.	6,356	184,388
IVAX Corp.*	19,522	348,468
J.B. Hunt Transport Services, Inc.*	4,086	154,247
Jacobs Engineering Group, Inc.*	5,448	229,633
Krispy Kreme Doughnuts, Inc.*	5,902	243,044
Lam Research Corp.*	12,712	231,486
Lancaster Colony Corp.	3,632	140,413
Legato Systems, Inc.*	11,804	99,036
Legg Mason, Inc.	6,356	412,823
Lincare Holdings, Inc.*	10,896	343,333
LTX Corp.*	4,994	43,048
M&T Bank Corp.	11,804	994,132
Macromedia, Inc.*	6,356	133,730
Macrovision Corp.*	4,994	99,480
Manpower, Inc.	7,718	286,260
McDATA Corp.—Class A*	11,350	166,505
Mentor Graphics Corp.*	6,810	98,609
Michaels Stores, Inc.*	6,810	259,189
Micrel, Inc.*	9,080	94,341
Microchip Technology, Inc.	20,430	503,191
Murphy Oil Corp.	9,080	477,607
Mylan Laboratories, Inc.	18,614	647,209
National Instruments Corp.*	4,994	188,673
Neuberger Berman, Inc.	7,264	289,906
New York Community Bancorp	14,528	422,620
Nordson Corp.	3,178	75,795
Olin Corp.	5,902	100,924
Outback Steakhouse, Inc.	7,718	301,002
Overture Services, Inc.*	6,356	115,234
Oxford Health Plans, Inc.*	8,626	362,551
Patterson Dental Co.*	6,810	309,038
Patterson-UTI Energy, Inc.*	8,172	264,773
Petsmart, Inc.*	14,074	234,614
Pharmaceutical Resources, Inc.*	3,178	154,641

See accompanying notes to the financial statements.

32

PROFUNDS VP ProFund VP Mid-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Philadelphia Suburban Corp.	6,810	$166,028
Pier 1 Imports, Inc.	9,534	194,494
Plantronics, Inc.*	4,540	98,382
Reader’s Digest Association, Inc.	9,988	134,638
Retek, Inc.*	5,448	34,867
Reynolds & Reynolds Co.	6,810	194,494
Rollins, Inc.	4,539	85,560
Roslyn Bancorp, Inc.	8,172	175,616
Ross Stores, Inc.	7,718	329,867
RSA Security, Inc.*	5,902	63,447
Ruby Tuesday, Inc.	6,356	157,184
Sandisk Corp.*	6,810	274,784
SEI Investments Co.	10,896	348,672
Semtech Corp.*	7,264	103,439
Sepracor, Inc.*	8,626	155,527
SICOR, Inc.*	11,804	240,093
Silicon Laboratories, Inc.*	4,994	133,040
Smith International, Inc.*	10,442	383,639
Sonoco Products Co.	9,534	229,007
Sotheby’s Holdings, Inc.—Class A*	6,356	47,289
Stericycle, Inc.	4,086	157,229
STERIS Corp.*	6,810	157,243
Storage Technology Corp.*	10,896	280,463
Synopsys, Inc.*	7,718	477,358
TCF Financial Corp.	7,264	289,398
The Cheesecake Factory, Inc.*	4,994	179,235
Timberland Co.—Class A*	3,632	191,988
Tootsie Roll Industries, Inc.	5,448	166,110
Transaction Systems Architects, Inc.*	3,632	32,543
United Dominion Realty Trust, Inc.	10,896	187,629
Universal Health Services, Inc.—Class B*	5,902	233,837
Valassis Communications, Inc.*	5,448	140,123
Valspar Corp.	4,994	210,846
Varian Medical Systems, Inc.*	6,810	392,052
Varian, Inc.*	3,632	125,921
Vertex Pharmaceuticals, Inc.*	7,718	112,683
VISX, Inc.*	4,994	86,646
Waddell & Reed Financial, Inc.	8,172	209,775
Washington Post Co.—Class B	908	665,474
Weatherford International, Ltd.*	13,166	551,655
Westamerica Bancorporation	3,178	136,908
Western Gas Resources, Inc.	3,178	125,849
Westwood One, Inc.*	10,442	354,297
Whole Foods Market, Inc.*	5,902	280,522
Williams-Sonoma, Inc.*	11,804	344,677
Wilmington Trust Corp.	6,810	199,874
XTO Energy, Inc.	18,160	365,198

TOTAL COMMON STOCKS		40,318,809

TOTAL INVESTMENTS (Cost $35,632,099)(a)—99.8%		40,318,809
Net other assets (liabilities)—0.2%		78,642

NET ASSETS—100.0%		$40,397,451

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini S&P MidCap 400 Futures Contract expiring September 2003 (Underlying face amount at value $96,000)	2	$(1,488)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$4,918,958
Unrealized depreciation	(232,248)

Net unrealized appreciation/depreciation	$4,686,710

The ProFund VP Mid-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.7%
Apparel	1.6%
Banks	5.9%
Biotechnology	1.7%
Chemicals	1.3%
Commercial Services	4.4%
Communication Services	0.7%
Computers	7.5%
Distribution/Wholesale	1.6%
Diversified Financial Services	2.8%
Electric	0.8%
Electronic Components & Equipment	1.4%
Electronics	0.9%
Engineering & Construction	0.6%
Entertainment	1.3%
Environmental Control	0.4%
Food	3.7%
Healthcare—Products	5.9%
Healthcare—Services	4.6%
Household Products/Wares	1.1%
Insurance	1.1%
Internet	1.1%
Machinery—Diversified	0.2%
Media	4.1%
Miscellaneous Manufacturing	1.2%
Office Furnishings	0.8%
Oil & Gas	2.7%
Oil & Gas Services	3.7%
Packaging & Containers	0.6%
Pharmaceuticals	10.1%
Pipelines	1.0%
Real Estate Investment Trust	0.5%
Retail	10.6%
Savings & Loan	2.7%
Semiconductors	3.0%
Software	4.0%
Telecommunications	1.1%
Transportation	2.0%
Water	0.4%
Other	0.2%

See accompanying notes to the financial statements.

33

PROFUNDS VP

ProFund VP Mid-Cap Growth

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $35,632,099)	$40,318,809
Segregated cash balances with brokers for futures contracts	5,480
Dividends and interest receivable	9,981
Receivable for capital shares issued	1,774,363
Prepaid expenses	372

Total Assets	42,109,005

Liabilities:
Cash overdraft	42,021
Payable for investments purchased	1,599,707
Variation margin on futures contracts	400
Advisory fees payable	19,656
Management services fees payable	3,931
Administration fees payable	1,362
Administrative services fees payable	14,284
Distribution fees payable	7,142
Other accrued expenses	23,051

Total Liabilities	1,711,554

Net Assets	$40,397,451

Net Assets consist of:
Capital	$39,789,286
Accumulated net investment income/(loss)	(134,070)
Accumulated net realized gains (losses) on investments and futures contracts	(3,942,987)
Net unrealized appreciation/depreciation on investments and futures contracts	4,685,222

Net Assets	$40,397,451

Shares of Beneficial Interest Outstanding	1,558,225

Net Asset Value (offering and redemption price per share)	$25.93

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$65,457
Interest	701

Total Investment Income	66,158

Expenses:
Advisory fees	76,049
Management services fees	15,210
Administration fees	7,213
Administrative services fees	50,740
Distribution fees	25,350
Custody fees	14,863
Fund accounting fees	10,033
Transfer agent fees	8,344
Other fees	9,579

Total Gross Expenses before reductions	217,381
Less Expenses reduced by the Advisor	(17,153)

Total Net Expenses	200,228

Net Investment Income/(Loss)	(134,070)

Realized and Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) on investments	(948,874)
Net realized gains (losses) on futures contracts	10,347
Change in net unrealized appreciation (depreciation) on investments and futures contracts	3,558,765

Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	2,620,238

Change in Net Assets Resulting from Operations	$2,486,168

See accompanying notes to the financial statements.

34

PROFUNDS VP

ProFund VP Mid-Cap Growth

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$(134,070)	$(90,645)
Net realized gains (losses) on investments and futures contracts	(938,527)	(2,914,950)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	3,558,765	1,126,457

Change in net assets resulting from operations	2,486,168	(1,879,138)

Capital Transactions:
Proceeds from shares issued	107,679,629	181,629,538
Cost of shares redeemed	(84,832,484)	(164,686,262)

Change in net assets resulting from capital transactions	22,847,145	16,943,276

Change in net assets	25,333,313	15,064,138
Net Assets:
Beginning of period	15,064,138	—

End of period	$40,397,451	$15,064,138

Share Transactions:
Issued	4,600,405	7,556,651
Redeemed	(3,687,085)	(6,911,746)

Change in shares	913,320	644,905

(a)	Commencement of operations

See accompanying notes to the financial statements.

35

PROFUNDS VP

ProFund VP Mid-Cap Growth

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$23.36		$30.00

Investment Activities:
Net investment income/(loss)	(0.16	)(b)	(0.21	)(b)
Net realized and unrealized gains (losses) on investments and futures contracts	2.73		(6.43)

Total income/(loss) from investment activities	2.57		(6.64)

Net Asset Value, End of Period	$25.93		$23.36

Total Return	11.00	%(c)	(22.13	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$40,397,451		$15,064,138
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	(1.32	)%(d)	(1.32	)%(d)
Ratio of gross expenses to average net assets	2.14	%(d)	2.22	%(d)
Portfolio turnover(e)	404%		1,594%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

36

PROFUNDS VP ProFund VP Small-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.6%)

	Shares	Value
4Kids Entertainment, Inc.*	2,303	$42,836
A.M. Castle & Co.*	2,961	19,395
A.T. Cross Co.—Class A*	2,632	15,634
AAR Corp.	5,922	41,809
Aaron Rents, Inc.	3,948	101,857
ABM Industries, Inc.	8,883	136,798
Action Performance Cos., Inc.	3,290	62,510
Acuity Brands, Inc.	7,567	137,492
Adaptec, Inc.*	19,411	151,018
Advanced Marketing Services, Inc.	3,619	47,047
Aeroflex, Inc.*	10,857	84,033
Albany International Corp.—Class A	5,922	162,263
Allen Telecom, Inc.*	5,593	92,396
Alliance Semiconductor Corp.*	6,580	31,847
Alpharma, Inc.	9,212	198,980
American Management Systems, Inc.*	7,567	108,057
American States Water Co.	2,632	71,854
Analogic Corp.	2,303	112,293
Anchor BanCorp Wisconsin, Inc.	4,277	102,178
Angelica Corp.	1,645	27,883
Anixter International, Inc.*	6,909	161,877
AnnTaylor Stores Corp.*	8,225	238,113
Apogee Enterprises, Inc.	4,935	44,514
Applica, Inc.*	4,277	36,355
Applied Industrial Technologies, Inc.	3,290	69,419
AptarGroup, Inc.	6,580	236,880
Arch Chemicals, Inc.	3,948	75,407
Arkansas Best Corp.	4,606	109,577
Armor Holdings, Inc.*	4,935	66,129
ArQule, Inc.*	4,277	17,963
Artesyn Technologies, Inc.*	6,909	38,759
Ashworth, Inc.*	2,303	16,328
Astec Industries, Inc.*	3,619	31,558
AstroPower, Inc.*	3,948	12,989
Atlantic Coast Airlines Holdings, Inc.*	8,225	110,955
Atmos Energy Corp.	8,883	220,299
Atwood Oceanics, Inc.*	2,632	71,459
Audiovox Corp.—Class A*	4,277	47,860
Avista Corp.	8,554	121,039
Axcelis Technologies, Inc.*	17,766	108,728
Aztar Corp.*	6,580	106,003
Bally Total Fitness Holding Corp.*	5,922	53,476
BankUnited Financial Corp.—Class A*	5,264	106,070
Barnes Group, Inc.	3,948	85,908
Bassett Furniture Industries, Inc.	1,974	26,215
Bel Fuse, Inc.—Class B	1,974	45,205
Belden, Inc.	4,606	73,190
Bell Microproducts, Inc.*	3,619	15,453
Benchmark Electronics, Inc.*	4,277	131,560
Black Box Corp.	3,619	131,008
Bowne & Co., Inc.	5,922	77,164
Briggs & Stratton Corp.	3,948	199,373
Brooks Automation, Inc.*	6,580	74,617
Brooktrout, Inc.—Class B*	2,303	17,876
Brown Shoe Co., Inc.	3,290	98,042
Brush Wellman, Inc.*	2,961	24,724
Buckeye Technologies, Inc.*	6,580	44,744
Building Materials Holding Corp.	2,303	34,107
Burlington Coat Factory Warehouse Corp.	8,225	147,228
Butler Manufacturing Co.	987	16,315

Common Stocks, continued

	Shares	Value
C&D Technologies, Inc.	4,606	$66,142
C-COR.net Corp.*	6,580	32,242
Cable Design Technologies Corp. *	8,225	58,809
Cambrex Corp.	4,606	106,031
Captaris, Inc.*	5,593	19,128
Caraustar Industries, Inc.*	4,935	39,529
Cascade Natural Gas Corp.	1,974	37,703
Casey’s General Stores, Inc.	8,883	125,606
Cash America International, Inc.	4,277	56,542
Catapult Communications Corp.*	2,303	24,458
Cato Corp.—Class A	4,606	97,094
CDI Corp.*	3,619	93,949
Central Parking Corp.	6,580	81,329
Central Vermont Public Service Corp.	1,974	38,592
Century Aluminum Co.	3,619	25,442
Cerner Corp.*	6,580	151,011
CH Energy Group, Inc.	2,961	133,245
Checkpoint Systems, Inc.*	5,922	83,796
Chesapeake Corp.	2,632	57,509
Chittenden Corp.	6,580	179,963
Ciber, Inc.*	11,844	83,145
Cima Labs, Inc.*	2,632	70,774
Cimarex Energy Co.*	7,238	171,903
CLECO Corp.	8,554	148,155
Cleveland-Cliffs, Inc.*	1,974	35,236
Coachmen Industries, Inc.	2,961	35,384
Coherent, Inc.*	5,264	125,967
Colonial Properties Trust	4,606	162,085
Commercial Federal Corp.	8,225	174,370
Commercial Metals Co.	5,264	93,647
Commonwealth Industries, Inc.	2,961	13,976
Concerto Software, Inc.*	1,974	18,141
Concord Camera Corp.*	4,935	34,989
CONMED Corp.*	5,264	96,121
Consolidated Graphics, Inc.*	2,303	52,693
Corn Products International, Inc.	6,580	197,598
CTS Corp.	6,251	65,323
Curative Health Services, Inc.*	2,303	39,151
Curtiss-Wright Corp.	1,974	124,758
Datascope Corp.	2,632	77,723
Delphi Financial Group, Inc.—Class A	3,619	169,369
Deltic Timber Corp.	2,303	65,521
Department 56, Inc.*	2,303	35,305
Digi International, Inc.*	3,948	22,701
DIMON, Inc.	8,225	58,891
Downey Financial Corp.	4,935	203,816
Dress Barn, Inc.*	5,264	66,695
Drill-Quip, Inc.*	3,290	59,878
DRS Technologies, Inc.*	3,948	110,228
Duane Reade, Inc.*	4,277	63,086
DuPont Photomasks, Inc.*	3,290	61,951
EDO Corp.	3,619	64,056
eFunds Corp.*	8,554	98,628
El Paso Electric Co.*	8,883	109,527
Electro Scientific Industries, Inc.*	4,935	74,815
EMCOR Group, Inc.*	2,632	129,915
Energen Corp.	6,251	208,158
Enesco Group, Inc.*	2,632	19,477
ESS Technology, Inc.*	7,238	70,571
Esterline Technologies Corp.*	3,619	63,007

See accompanying notes to the financial statements.

37

PROFUNDS VP ProFund VP Small-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Exar Corp.*	7,238	$114,578
Fedders Corp.	5,264	16,160
FEI Co.*	5,922	111,097
Financial Federal Corp.*	3,290	80,276
First Republic Bank*	2,632	70,011
FirstFed Financial Corp.*	2,961	104,494
Fleetwood Enterprises, Inc.*	6,580	48,692
Flowers Foods, Inc.	8,400	165,975
Footstar, Inc.*	3,619	47,047
Fremont General Corp.	13,489	184,799
Frontier Airlines, Inc.*	5,264	47,797
Fuller (H. B.) Co.	5,264	115,912
G & K Services, Inc.	3,619	107,122
Gables Residential Trust	4,277	129,294
Gardner Denver, Inc.*	2,961	60,582
GenCorp, Inc.	7,896	70,195
General Communication, Inc.—Class A*	10,199	88,323
Genesco, Inc.*	3,948	69,880
Gerber Scientific, Inc.*	3,948	26,294
Glenborough Realty Trust, Inc.	4,935	94,505
Global Imaging Systems, Inc.*	3,948	91,436
Goody’s Family Clothing, Inc.*	5,922	51,225
Great Atlantic & Pacific Tea Co.*	6,909	60,799
Green Mountain Power Corp.	987	19,740
Griffon Corp.*	5,922	94,752
Group 1 Automotive, Inc.*	3,948	127,955
Haemonetics Corp.*	4,277	79,980
Haggar Corp.	1,316	16,450
Hain Celestial Group, Inc.*	6,251	99,953
Haverty Furniture Cos., Inc.	3,948	69,090
Heidrick & Struggles International, Inc.*	3,290	41,520
Hologic, Inc.*	3,619	47,698
Hooper Holmes, Inc.	11,515	74,157
Huffy Corp.*	2,632	18,424
Hughes Supply, Inc.	4,277	148,412
Hutchinson Technology, Inc.*	4,606	151,490
IHOP Corp.	3,948	124,638
Imagistics International, Inc.*	3,290	84,882
IMCO Recycling, Inc.*	2,632	17,476
IMPATH, Inc.*	2,961	41,869
Information Holdings, Inc.*	3,948	72,051
Input/Output, Inc.*	9,212	49,561
Insight Enterprises, Inc.*	8,225	82,744
Insituform Technologies, Inc.—Class A*	4,935	87,251
Insurance Auto Auctions, Inc.*	1,974	24,793
Interface, Inc.	9,212	42,744
Intermagnetics General Corp.*	2,961	58,746
Intermet Corp.	4,606	15,522
International Multifoods Corp.*	3,619	82,911
Invacare Corp.	5,264	173,712
Invision Technologies, Inc.*	2,961	73,581
Ionics, Inc.*	3,290	73,598
Irwin Financial Corp.	4,935	127,817
J & J Snack Foods Corp.*	1,645	52,031
Jack in the Box, Inc.*	6,580	146,734
JAKKS Pacific, Inc.*	4,277	56,841
JDA Software Group, Inc.*	5,264	58,904
Jefferies Group, Inc.	4,935	245,714
JLG Industries, Inc.	7,896	53,693
Jo-Ann Stores, Inc.—Class A*	3,619	91,561

Common Stocks, continued

	Shares	Value
K2, Inc.*	4,935	$60,454
Kaman Corp.—Class A	3,948	46,152
Kansas City Southern Industries, Inc.*	11,186	134,568
Kellwood Co.	4,606	145,689
Kilroy Realty Corp.	4,935	135,713
Kirby Corp.*	4,277	120,611
Kroll, Inc.*	6,909	186,957
Laclede Group, Inc.	3,290	88,172
Lance, Inc.	5,264	48,060
LandAmerica Financial Group, Inc.	3,290	156,275
Landry’s Restaurants, Inc.	4,935	116,466
Lawson Products, Inc.	1,645	45,302
Lennox International, Inc.	10,528	135,495
Linens ‘n Things, Inc.*	7,896	186,425
Lone Star Steakhouse & Saloon, Inc.	3,948	85,948
Lydall, Inc.*	2,961	31,683
M.D.C. Holdings, Inc.	5,264	254,146
MAF Bancorp, Inc.	4,277	158,548
MagneTek, Inc.*	4,277	10,864
Manitowoc Co.	4,935	110,051
MapInfo Corp.*	2,632	18,766
Marcus Corp.	5,264	78,697
Massey Energy Co.	13,818	181,707
Material Sciences Corp.*	2,632	25,530
Maximus, Inc.*	3,948	109,082
Meade Instruments Corp.*	3,619	11,581
Mesa Air Group, Inc.*	5,593	44,744
Methode Electronics, Inc.—Class A	6,580	70,735
Metro One Telecommunications, Inc.*	4,606	23,767
Midas, Inc.*	2,632	31,900
Midway Games, Inc.*	8,554	31,051
Milacron, Inc.	6,251	30,567
Mobile Mini, Inc.*	2,632	42,981
Monaco Coach Corp.*	5,264	80,697
MRO Software, Inc.*	4,277	36,911
Mueller Industries, Inc.*	6,251	169,465
Myers Industries, Inc.	5,593	53,134
Nasch-Finch Co.	2,303	38,345
National Presto Industries, Inc.	1,316	41,585
Nature’s Sunshine Products, Inc.	2,632	21,082
Nautica Enterprises, Inc.*	6,251	80,200
Nautilus Goup, Inc.	5,922	73,433
NCO Group, Inc.*	4,606	82,493
Nelson (Thomas), Inc.*	2,632	32,900
Network Equipment Technologies, Inc.*	3,948	33,242
Newfield Exploration Co.*	9,870	370,618
Northwest Natural Gas Co.	4,606	125,514
Nuevo Energy Co.*	3,619	63,152
NUI Corp.	2,961	45,955
NYFIX, Inc.*	5,593	35,516
O’Charley’s, Inc.*	3,619	77,917
Offshore Logistics, Inc.*	3,948	85,869
OM Group, Inc.	5,264	77,539
Omnova Solutions, Inc.*	7,238	29,242
On Assignment, Inc.*	4,935	19,740
Orthodontic Centers of America, Inc.*	9,212	73,788
Oxford Industries, Inc.	1,316	54,640
PAREXEL International Corp.*	4,606	64,254
Park Electrochemical Corp.	3,619	72,199
Paxar Corp.*	7,238	79,618

See accompanying notes to the financial statements.

38

PROFUNDS VP ProFund VP Small-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Pediatrix Medical Group, Inc.*	4,277	$152,475
Pegasus Systems, Inc.*	4,606	74,848
Penford Corp.	1,645	18,375
Pep Boys-Manny, Moe & Jack	9,212	124,454
Pericom Semiconductor Corp.*	4,606	42,836
Philadelphia Consolidated Holding Corp.*	3,948	159,499
Phillips-Van Heusen Corp.	5,593	76,233
Phoenix Technologies, Ltd.*	4,606	26,024
Photronics, Inc.*	5,922	103,339
Pinnacle Entertainment, Inc.*	4,606	31,321
Pioneer Standard Electronics, Inc.	5,922	50,219
PolyOne Corp.	16,779	74,667
Pope & Talbot, Inc.	2,961	32,719
Presidential Life Corp.	5,264	74,275
PRG-Schultz International, Inc.*	11,515	67,939
Prime Hospitality Corp.*	8,225	55,190
Provident Bankshares Corp.	4,606	117,038
Province Healthcare Co.*	8,883	98,335
QRS Corp.*	2,961	15,693
Quanex Corp.	2,961	88,001
Radiant Systems, Inc.*	4,935	33,262
RadiSys Corp.*	3,290	43,428
Ralcorp Holdings, Inc.*	5,264	131,390
RARE Hospitality International, Inc.*	3,948	129,021
Raymond James Financial Corp.	8,883	293,583
Regal-Beloit Corp.	4,606	87,975
RehabCare Group, Inc.*	2,961	43,379
Reliance Steel & Aluminum Co.	5,922	122,585
Riggs National Corp.	5,264	80,118
RLI Corp.	4,606	151,537
Roadway Corp.	3,619	103,250
Robbins & Myers, Inc.	2,632	48,692
Rock-Tenn Co.	6,251	105,955
Roto-Rooter, Inc.	1,645	62,823
Roxio, Inc.*	4,277	28,613
RTI International Metals, Inc.*	3,619	39,194
Rudolph Technologies, Inc.*	2,961	47,258
Russ Berrie & Co., Inc.	3,619	132,129
Russell Corp.	5,922	112,518
Ryan’s Family Steak Houses, Inc.*	7,896	110,544
Ryerson Tull, Inc.	4,606	40,441
Salton, Inc.*	1,974	17,805
Savient Pharmaceuticals, Inc.*	10,528	48,850
SBS Technologies, Inc.*	2,632	25,875
School Specialty, Inc.*	3,290	93,633
Schulman (A.), Inc.	5,264	84,540
Schweitzer-Mauduit International, Inc.	2,632	63,536
SCM Microsystems, Inc.*	2,961	16,167
SCPIE Holdings, Inc.	1,645	12,634
Seacoast Financial Services Corp.	4,935	97,713
SEACOR SMIT, Inc.*	3,619	132,057
Selective Insurance Group, Inc.	4,935	123,622
Shaw Group, Inc.*	6,909	83,253
Shopko Stores, Inc.*	5,264	68,432
Skyline Corp.	1,645	49,350
SkyWest, Inc.	10,528	200,664
Skyworks Solutions, Inc.*	25,004	169,276
Smith (A.O.) Corp.	5,264	148,182
Sola International, Inc.*	4,606	80,144
Sourcecorp*	2,961	63,958

Common Stocks, continued

	Shares	Value
South Financial Group, Inc.	8,554	$199,565
Southern Union Co.*	11,844	200,637
Southwest Gas Corp.	5,922	125,428
Southwestern Energy Co.*	6,251	93,828
Spherion Corp.*	10,528	73,170
Spinnaker Exploration Co.*	5,922	155,156
SPS Technologies, Inc.	2,303	62,273
SPSS, Inc.*	2,961	49,567
Standard Microsystems Corp.*	2,961	44,918
Standard Motor Products, Inc.	2,303	25,563
Standard Pacific Corp.	5,922	196,374
Standard Register Co.	5,264	86,751
Standex International Corp.	2,303	48,363
Staten Island Bancorp, Inc.	10,857	211,493
Steel Dynamics, Inc.*	8,554	117,190
Steel Technologies, Inc.	1,645	16,631
Stein Mart, Inc.*	7,567	45,326
Stewart & Stevenson Services, Inc.	5,264	82,908
Stewart Information Services Corp.*	3,290	91,627
Stone Energy Corp.*	4,935	206,874
Stride Rite Corp.	7,238	72,090
Sturm, Ruger & Co., Inc.	4,935	49,350
Sunrise Assisted Living, Inc.*	3,948	88,356
Susquehanna Bancshares, Inc.	7,238	169,007
Swift Energy Co.*	4,935	54,285
SWS Group, Inc.	2,961	59,664
Symmetricom, Inc.*	7,567	33,295
Systems & Computer Technology Corp.*	6,251	56,259
TALX Corp.	2,632	59,457
TBC Corp.*	3,948	75,209
Technitrol, Inc.*	7,238	108,932
Texas Industries, Inc.	3,948	93,962
The Children’s Place Retail Stores, Inc.*	4,935	98,009
The Men’s Wearhouse, Inc.*	7,238	158,150
Theragenics Corp.*	5,264	22,635
Thomas Industries, Inc.	2,961	80,095
THQ, Inc.*	7,238	130,284
Three-Five Systems, Inc.*	3,948	27,241
Timken Co.	15,463	270,756
Tollgrade Communications, Inc.*	2,303	42,951
Tom Brown, Inc.*	7,238	201,144
Tower Automotive, Inc.*	10,199	37,328
Tredegar Corp.	6,909	103,566
Triarc Companies., Inc.*	3,619	108,534
Triumph Group, Inc.*	2,961	83,411
UICI*	8,883	133,867
UIL Holdings Corp.	2,632	106,728
Ultimate Electronics, Inc.*	2,632	33,742
Unisource Energy Corp.	6,251	117,519
United Stationers, Inc.*	5,922	214,200
Universal Forest Products, Inc.	3,290	68,893
URS Corp.*	5,922	115,242
US Oncology, Inc.*	16,121	119,134
USF Corp.	4,935	133,097
Valmont Industries, Inc.	4,277	83,230
Veeco Instruments, Inc.*	5,264	89,646
Veritas DGC, Inc.*	5,922	68,103
ViaSat, Inc.*	4,606	66,050
Viasys Healthcare, Inc.*	5,264	108,965
Vicor Corp.*	7,567	72,643

See accompanying notes to the financial statements.

39

PROFUNDS VP ProFund VP Small-Cap Value (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Vintage Petroleum, Inc.	11,515	$129,889
Vital Signs, Inc.	2,303	59,786
Volt Information Sciences, Inc.*	2,632	35,927
Washington Federal, Inc.	12,502	289,170
Watsco, Inc.	4,606	76,275
Watts Industries, Inc.—Class A	4,935	88,090
Waypoint Financial Corp.	5,922	106,833
Wellman, Inc.	5,922	66,326
Wet Seal, Inc.—Class A*	5,264	56,220
Whitney Holding Corp.	7,238	231,399
WMS Industries, Inc.*	5,593	87,194
Wolverine Tube, Inc.*	2,303	13,173
Wolverine World Wide, Inc.	7,238	139,404
Woodward Governor Co.	1,974	84,882
Zale Corp.*	5,922	236,879
Zenith National Insurance Corp.	3,290	93,765

TOTAL COMMON STOCKS		32,795,492

Federal Home Loan Bank (0.1%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$29,000	29,000

TOTAL FEDERAL HOME LOAN BANK		29,000

TOTAL INVESTMENTS (Cost $30,066,469)(a)—99.7%		32,824,492
Net other assets (liabilities)—0.3%		101,935

NET ASSETS—100.0%		$32,926,427

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini Russell 2000 Futures Contract expiring September 2003 (Underlying face amount at value $89,680)	2	$(1,608

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$3,052,989
Unrealized depreciation	(294,966)

Net unrealized appreciation/depreciation	$2,758,023

The ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Aerospace/Defense	1.7%
Agricultural Production—Crops	0.2%
Airlines	1.2%
Apparel	2.2%
Auto Parts & Equipment	0.6%
Banks	4.8%
Biotechnology	0.4%
Building Materials	1.1%
Chemicals	1.6%
Coal	0.6%
Commercial Services	4.1%
Computers	1.6%
Distribution/Wholesale	1.6%
Diversified Financial Services	2.1%
Electric	2.4%
Electrical Components & Equipment	1.0%
Electronics	4.3%
Engineering & Construction	1.0%
Entertainment	0.1%
Environmental Control	0.3%
Food	2.7%
Forest Products & Paper	1.1%
Gas	2.9%
Hand/Machine Tools	0.4%
Healthcare—Products	2.6%
Healthcare—Services	2.2%
Home Builders	2.0%
Home Furnishings	0.3%
Household Products/Wares	0.7%
Housewares	0.2%
Insurance	3.5%
Iron/Steel	1.1%
Leisure Time	1.1%
Lodging	0.7%
Machinery & Equipment	0.3%
Machinery—Diversified	2.5%
Manufacturing	3.3%
Media	0.4%
Medical—Biomedical/Genetic	0.1%
Metal Fabricate/Hardware	2.6%
Mining	0.3%
Office/Business Equipment	0.7%
Oil & Gas	5.1%
Oil & Gas Services	0.8%
Packaging & Containers	0.2%
Pharmaceuticals	1.0%
Real Estate Investment Trust	1.6%
Retail	10.2%
Savings & Loans	4.2%
Semiconductors	3.0%
Software	2.4%
Storage/Warehousing	0.1%
Telecommunications	3.2%
Textiles	0.4%
Toys/Games/Hobbies	0.5%
Transportation	2.1%
Water	0.2%
Other	0.4%

See accompanying notes to the financial statements.

40

PROFUNDS VP

ProFund VP Small-Cap Value

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $30,066,469)	$32,824,492
Cash	576
Segregated cash balances with brokers for futures contracts	5,730
Dividends and interest receivable	21,441
Receivable for investments sold	1,991,882
Prepaid expenses	222

Total Assets	34,844,343

Liabilities:
Payable for capital shares redeemed	1,854,197
Variation margin on futures contracts	20
Advisory fees payable	13,669
Management services fees payable	2,734
Administration fees payable	1,140
Administrative services fees payable	11,964
Distribution fees payable	5,982
Other accrued expenses	28,210

Total Liabilities	1,917,916

Net Assets	$32,926,427

Net Assets consist of:
Capital	$34,382,805
Accumulated net investment income/(loss)	(58,235)
Accumulated net realized gains (losses) on investments and futures contracts	(4,154,558)
Net unrealized appreciation/depreciation on investments and futures contracts	2,756,415

Net Assets	$32,926,427

Shares of Beneficial Interest Outstanding	1,391,909

Net Asset Value (offering and redemption price per share)	$23.66

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$91,395
Interest	467

Total Investment Income	91,862

Expenses:
Advisory fees	57,662
Management services fees	11,532
Administration fees	5,971
Administrative services fees	38,479
Distribution fees	19,221
Custody fees	28,893
Fund accounting fees	8,704
Transfer agent fees	6,717
Other fees	8,247

Total Gross Expenses before reductions	185,426
Less Expenses reduced by the Advisor	(33,601)

Total Net Expenses	151,825

Net Investment Income/(Loss)	(59,963)

Realized and Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) on investments	375,209
Net realized gains (losses) on futures contracts	12,927
Change in net unrealized appreciation (depreciation) on investments and futures contracts	1,849,984

Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	2,238,120

Change in Net Assets Resulting from Operations	$2,178,157

See accompanying notes to the financial statements.

41

PROFUNDS VP

ProFund VP Small-Cap Value

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002

From Investment Activities:
Operations:
Net investment income/(loss)	$(59,963)	$(45,693)
Net realized gains (losses) on investments and futures contracts	388,136	(4,543,063)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	1,849,984	906,431

Change in net assets resulting from operations	2,178,157	(3,682,325)

Capital Transactions:
Proceeds from shares issued	147,665,763	172,701,131
Cost of shares redeemed	(146,082,927)	(139,853,372)

Change in net assets resulting from capital transactions	1,582,836	32,847,759

Change in net assets	3,760,993	29,165,434
Net Assets:
Beginning of period	29,165,434	—

End of period	$32,926,427	$29,165,434

Share Transactions:
Issued	6,833,627	7,334,952
Redeemed	(6,797,405)	(5,979,265)

Change in shares	36,222	1,355,687

(a)	Commencement of operations

See accompanying notes to the financial statements.

42

PROFUNDS VP

ProFund VP Small-Cap Value

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$21.51		$30.00

Investment Activities:
Net investment income/(loss)	(0.08	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments and futures contracts	2.23		(8.40)

Total income/(loss) from investment activities	2.15		(8.49)

Net Asset Value, End of Period	$23.66		$21.51

Total Return	10.00	%(c)	(28.30	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$32,926,427		$29,165,434
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	(0.78	)%(d)	(0.61	)%(d)
Ratio of gross expenses to average net assets	2.41	%(d)	2.45	%(d)
Portfolio turnover(e)	927%		1,253%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

43

PROFUNDS VP ProFund VP Small-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.9%)

	Shares	Value
Accredo Health, Inc.*	14,652	$319,414
Actel Corp.*	7,326	150,183
Administaff, Inc.*	8,658	89,177
Advanced Energy Industries, Inc.*	9,990	142,358
Advanced Medical Optics, Inc.*	8,658	147,619
ADVO, Inc.*	5,994	266,134
AFC Enterprises, Inc.*	8,658	140,606
Alliant Techsystems, Inc.*	11,988	622,297
American Healthways, Inc.*	4,662	168,391
American Italian Pasta Co.*	5,328	221,911
American Medical Systems Holdings, Inc.*	9,990	168,531
AMERIGROUP Corp.*	6,660	247,752
AmSurg Corp.*	6,660	203,130
ANSYS, Inc.*	4,662	144,988
Arbitron, Inc.*	9,324	332,867
Arctic Cat, Inc.	6,660	127,606
Argosy Gaming Co.*	9,324	194,965
ArthroCare Corp.*	6,660	111,622
ATMI, Inc.*	9,324	232,820
Avid Technology, Inc.*	8,658	303,636
Baldor Electric Co.	10,656	219,514
BARRA, Inc.*	5,994	213,986
BEI Technologies, Inc.	4,662	55,944
Biosite Diagnostics, Inc.*	4,662	224,242
Boston Communications Group, Inc.*	5,328	91,269
Boston Private Financial Holdings, Inc.	7,326	154,432
Brady Corp.—Class A	7,326	244,322
Cabot Oil & Gas Corp.	9,990	275,824
CACI International, Inc.—Class A*	8,658	296,969
Cal Dive International, Inc.*	11,322	246,819
Capital Automotive Real Estate Investment Trust	9,324	260,979
CARBO Ceramics, Inc.	4,662	173,660
Carreker Corp.*	7,326	33,553
CEC Entertainment, Inc.*	8,658	319,740
Centene Corp.*	3,330	129,537
Cephalon, Inc.*	17,316	712,727
Champion Enterprises, Inc.*	17,316	89,697
Christopher & Banks Corp.*	7,992	295,624
Clarcor, Inc.	7,992	308,092
Coca-Cola Bottling Co.	2,664	145,454
Cognex Corp.*	13,320	297,702
Cohu, Inc.	6,660	103,896
Coinstar, Inc.*	6,660	125,608
Community First Bankshares, Inc.	11,988	327,272
Concord Communications, Inc.*	5,328	73,153
Cooper Cos., Inc.	9,324	324,195
Cost Plus, Inc.*	6,660	237,496
CPI Corp.	2,664	47,020
Cryolife, Inc.*	5,994	62,038
Cubic Corp.	7,992	177,582
Cullen/Frost Bankers, Inc.	15,984	513,085
Cuno, Inc.*	5,328	192,447
Cymer, Inc.*	10,656	341,098
Delta & Pine Land Co.	11,988	263,496
Dendrite International, Inc.*	12,654	162,984
Diagnostic Products Corp.	8,658	355,411
Dime Community Bancshares, Inc.	7,992	203,396
Dionex Corp.*	6,660	264,735
DSP Group, Inc.*	8,658	186,407

Common Stocks, continued

	Shares	Value
East-West Bancorp, Inc.	7,326	$264,762
ElkCorp	5,994	134,865
Engineered Support Systems, Inc.	4,662	195,105
Enzo Biochem, Inc.*	9,071	195,203
Essex Property Trust, Inc.	6,660	381,285
Ethan Allen Interiors, Inc.	11,988	421,498
Evergreen Resources, Inc.*	5,994	325,535
FactSet Research Systems, Inc.	10,656	469,397
Filenet Corp.*	11,322	204,249
First BanCorp.	12,654	347,352
First Midwest Bancorp, Inc.	14,652	422,124
Flagstar Bancorp, Inc.	17,982	439,660
FLIR Systems, Inc.*	10,656	321,277
Florida Rock Industries, Inc.	8,658	357,402
Forward Air Corp.*	6,660	168,964
Fossil, Inc.*	14,652	345,201
Fred’s, Inc.	7,992	297,143
Frontier Oil Corp.	7,992	121,478
GBC Bancorp	3,330	127,872
Georgia Gulf Corp.	9,990	197,802
Global Payments, Inc.	11,322	401,930
Graco, Inc.	13,986	447,552
Gymboree Corp.*	9,324	156,457
Hancock Fabrics, Inc.	5,994	96,803
Harland (John H.) Co.	8,658	226,493
Harman International Industries, Inc.	9,990	790,609
Harmonic, Inc.*	18,648	75,897
Heartland Express, Inc.*	15,318	340,825
Helix Technology Corp.	7,992	105,734
Hilb, Rogal & Hamilton Co.	10,656	362,730
Hot Topic, Inc.*	9,324	250,909
Hudson United Bancorp	13,986	477,622
Hydril Co.*	7,326	199,634
Hyperion Solutions Corp.*	10,656	359,746
ICU Medical, Inc.*	4,662	145,221
IDEX Corp.	9,990	362,038
IDEXX Laboratories, Inc.*	10,656	358,894
INAMED Corp.*	6,660	357,575
Integra LifeSciences Holdings*	8,658	228,398
Inter-Tel, Inc.	7,326	155,458
Itron, Inc.*	5,994	129,231
ITT Educational Services, Inc.*	13,986	409,091
J. Jill Group, Inc.*	5,994	100,939
K-Swiss, Inc.—Class A	5,328	183,923
Kaydon Corp.	9,324	193,939
Keithley Instruments, Inc.	4,662	67,366
Knight Transportation, Inc.*	11,322	281,918
Kopin Corp.*	21,312	130,429
Kronos, Inc.*	5,994	304,555
Kulicke & Soffa Industries, Inc.*	15,318	97,882
La-Z-Boy, Inc.	17,316	387,532
Labor Ready, Inc.*	12,654	90,729
Landstar System, Inc.*	4,662	293,007
Libbey, Inc.	3,996	90,709
Lindsay Manufacturing Co.	3,330	77,323
Lone Star Technologies, Inc.*	8,658	183,376
Macdermid, Inc.	9,990	262,737
Manhattan Associates, Inc.*	8,658	224,848
Maverick Tube Corp.*	12,654	242,324
Medicis Pharmaceutical Corp.	7,992	453,146

See accompanying notes to the financial statements.

44

PROFUNDS VP ProFund VP Small-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
MemberWorks, Inc.*	3,996	$78,921
Mentor Corp.	14,652	283,956
Mercury Computer Systems, Inc.*	6,660	120,946
MGI Pharma, Inc.*	7,992	204,835
Micros Systems, Inc.*	5,328	175,717
Microsemi Corp.*	9,324	149,184
Mid Atlantic Medical Services, Inc.*	14,652	766,300
Movie Gallery, Inc.*	9,990	184,316
NBTY, Inc.*	20,646	434,805
NDCHealth Corp.	10,656	195,538
Netegrity, Inc.*	10,656	62,231
New Century Financial Corp.	7,326	319,780
New England Business Services, Inc.	3,996	119,880
New Jersey Resources Corp.	8,658	307,359
Northwestern Corp.	11,322	22,644
Noven Pharmaceuticals, Inc.*	7,326	75,018
NVR, Inc.*	1,998	821,177
O’Reilly Automotive, Inc.*	16,650	555,943
Oceaneering International, Inc.*	7,992	204,196
OshKosh B’Gosh, Inc.—Class A	3,996	107,892
Oshkosh Truck Corp.	5,328	316,057
Osteotech, Inc.*	5,328	72,408
Owens & Minor, Inc.	10,656	238,162
P.F. Chang’s China Bistro, Inc.*	7,992	393,285
Pacific Sunwear of California, Inc.*	15,318	369,011
Panera Bread Co.*	9,324	372,959
Papa John’s International, Inc.*	5,994	168,132
Patina Oil & Gas Corp.	10,655	342,559
PC-Tel, Inc.*	5,994	71,089
Performance Food Group Co.*	13,986	517,482
Pharmaceutical Product Development, Inc.*	17,316	497,488
Photon Dynamics, Inc.*	4,662	128,811
Piedmont Natural Gas Co., Inc.	9,990	387,712
Pinnacle Systems, Inc.*	19,314	206,660
Plains Resources, Inc.*	7,326	103,663
Planar Systems, Inc.*	4,662	91,189
Polaris Industries, Inc.	7,326	449,816
PolyMedica Corp.	3,996	182,977
Possis Medical, Inc.*	5,328	73,100
Power Integrations, Inc.*	8,658	210,563
Prima Energy Corp.*	3,996	83,436
Priority Healthcare Corp.—Class B*	13,320	247,086
Progress Software Corp.*	10,656	220,899
Quaker Chemical Corp.	2,664	66,733
Quiksilver, Inc.*	16,650	274,558
Rainbow Technologies, Inc.*	7,992	67,213
Regeneron Pharmaceuticals, Inc.*	14,652	230,768
Regis Corp.	13,320	386,945
Remington Oil & Gas Corp.*	7,992	146,893
Renal Care Group, Inc.*	15,318	539,347
Republic Bancorp, Inc.	17,982	241,318
ResMed, Inc.*	9,990	391,608
Respironics, Inc.*	10,656	399,813
Rogers Corp.*	4,662	155,245
Roper Industries, Inc.	9,990	371,628
Ryland Group, Inc.	7,992	554,645
SCP Pool Corp.*	7,326	252,014
SERENA Software, Inc.*	12,654	264,216
Shuffle Master, Inc.*	5,328	156,590

Common Stocks, continued

	Shares	Value
Shurgard Storage Centers, Inc.—Class A	11,322	$374,532
Sierra Health Services, Inc.*	8,658	173,160
Simpson Manufacturing Co., Inc.*	7,326	268,132
Sonic Corp.*	11,988	304,855
Southwest Bancorporation of Texas, Inc.*	10,656	346,427
St. Mary Land & Exploration Co.	8,658	236,363
StarTek, Inc.*	4,662	122,611
Sterling Bancshares, Inc.	13,320	174,226
Supertex, Inc.*	3,996	73,407
SurModics, Inc.*	5,328	162,504
Sybron Dental Special, Inc.*	11,988	282,917
Take-Two Interactive Software, Inc.*	12,654	358,614
Techne Corp.*	12,654	383,922
Teledyne Technologies, Inc.*	9,990	130,869
Tetra Tech, Inc.*	16,650	285,215
TETRA Technologies, Inc.*	4,662	138,228
The Scotts Company—Class A*	9,324	461,539
The Steak n Shake Co.*	8,658	132,035
Thor Industries, Inc.	8,658	353,420
Too, Inc.*	10,656	215,784
Toro Co.	7,992	317,682
Tractor Supply Co.*	5,328	254,412
Trimble Navigation, Ltd.*	9,990	229,071
TrustCo Bank Corp. NY	23,310	258,275
UCBH Holdings, Inc.	13,320	382,018
UGI Corp.	12,653	401,100
Ultratech Stepper, Inc.*	7,326	135,458
Unit Corp.*	13,320	278,521
United Bankshares, Inc.	13,320	381,618
United Natural Foods, Inc.*	5,994	168,671
Urban Outfitters, Inc.*	5,994	215,185
Varian Semiconductor Equipment Associates, Inc.*	10,656	317,122
Verity, Inc.*	11,322	143,336
W-H Energy Services, Inc.*	8,658	168,658
Wabash National Corp.*	7,992	112,128
Waste Connections, Inc.*	8,658	303,462
Watson Wyatt & Co. Holdings*	9,990	231,568
WD-40 Co.	5,328	152,114
Websense, Inc.*	6,660	104,296
Winnebago Industries, Inc.	5,994	227,173
Wintrust Financial Corp.	5,328	157,709
X-Rite, Inc.	5,994	59,401
Yellow Corp.*	9,324	215,851
Zebra Technologies Corp.*	9,990	751,148

TOTAL COMMON STOCKS		55,310,568

Federal Home Loan Bank (0.1%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$82,000	81,999

TOTAL FEDERAL HOME LOAN BANK		81,999

TOTAL INVESTMENTS (Cost $47,887,435)(a)—100.0%		55,392,567
Net other assets (liabilities)—0.0%		15,535

NET ASSETS—100.0%		$55,408,102

See accompanying notes to the financial statements.

45

PROFUNDS VP ProFund VP Small-Cap Growth (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini Russell 2000 Futures Contract expiring September 2003 (Underlying face amount at value $89,680)	2	$(1,608)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$7,815,486
Unrealized depreciation	(310,354)

Net unrealized appreciation/depreciation	$7,505,132

The ProFund VP Small-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.5%
Aerospace/Defense	1.7%
Agricultural Production—Crops	0.5%
Apparel	1.3%
Auto Manufactures	0.8%
Banks	8.2%
Beverages	0.3%
Biotechnology	0.9%
Building Materials	1.3%
Chemicals	1.0%
Commercial Services	3.7%
Computers	3.1%
Distribution/Wholesale	0.9%
Diversified Financial Services	0.6%
Electrical Components & Equipment	0.3%
Electrical Components—Miscellaneous	0.3%
Electronics	3.8%
Entertainment	0.6%
Environmental Control	1.1%
Food	1.6%
Gas	2.0%
Hand/Machine Tools	0.4%
Healthcare—Products	7.6%
Healthcare—Services	4.3%
Home Builders	3.1%
Home Furnishings	2.9%
Household Products/Wares	2.4%
Housewares	0.7%
Insurance	0.7%
Internet	0.7%
Leisure Time	1.7%
Machinery—Diversified	3.5%
Manufacturing	1.6%
Medical—Biomedical/Genetic	0.4%
Metal Fabricate/Hardware	0.8%
Oil & Gas	3.3%
Oil & Gas Services	2.4%
Pharmaceuticals	4.4%
Pipelines	0.2%
Real Estate Investment Trust	1.8%
Retail	9.5%
Savings & Loans	1.2%
Semiconductors	3.4%
Software	5.8%
Telecommunications	0.3%
Transportation	2.3%
Other	0.1%

See accompanying notes to the financial statements.

46

PROFUNDS VP

ProFund VP Small-Cap Growth

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $47,887,435)	$55,392,567
Cash	1,056
Segregated cash balances with brokers for futures contracts	5,730
Dividends and interest receivable	25,165
Receivable for capital shares issued	2,152,621
Prepaid expenses	802

Total Assets	57,577,941

Liabilities:
Payable for investments purchased	2,076,551
Variation margin on futures contracts	20
Advisory fees payable	25,750
Management services fees payable	5,150
Administration fees payable	1,866
Administrative services fees payable	19,570
Distribution fees payable	9,785
Other accrued expenses	31,147

Total Liabilities	2,169,839

Net Assets	$55,408,102

Net Assets consist of:
Capital	$53,022,587
Accumulated net investment income/(loss)	(238,900)
Accumulated net realized gains (losses) on investments and futures contracts	(4,879,109)
Net unrealized appreciation/depreciation on investments and futures contracts	7,503,524

Net Assets	$55,408,102

Shares of Beneficial Interest Outstanding	2,127,118

Net Asset Value (offering and redemption price per share)	$26.05

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$97,981
Interest	714

Total Investment Income	98,695

Expenses:
Advisory fees	128,079
Management services fees	25,616
Administration fees	10,698
Administrative services fees	85,472
Distribution fees	42,693
Custody fees	22,468
Fund accounting fees	15,387
Transfer agent fees	12,999
Other fees	14,872

Total Gross Expenses before reductions	358,284
Less Expenses reduced by the Advisor	(20,689)

Total Net Expenses	337,595

Net Investment Income/(Loss)	(238,900)

Realized and Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) on investments	1,379,915
Net realized gains (losses) on futures contracts	12,927
Change in net unrealized appreciation (depreciation) on investments and futures contracts	6,077,236

Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	7,470,078

Change in Net Assets Resulting from Operations	$7,231,178

See accompanying notes to the financial statements.

47

PROFUNDS VP

ProFund VP Small-Cap Growth

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(238,900)	$(130,701)
Net realized gains (losses) on investments and futures contracts	1,392,842	(6,271,951)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	6,077,236	1,426,288

Change in net assets resulting from operations	7,231,178	(4,976,364)

Capital Transactions:
Proceeds from shares issued	176,490,222	201,302,155
Cost of shares redeemed	(152,280,929)	(172,358,160)

Change in net assets resulting from capital transactions	24,209,293	28,943,995

Change in net assets	31,440,471	23,967,631
Net Assets:
Beginning of period	23,967,631	—

End of period	$55,408,102	$23,967,631

Share Transactions:
Issued	7,565,210	8,478,539
Redeemed	(6,464,997)	(7,451,634)

Change in shares	1,100,213	1,026,905

(a)	Commencement of operations

See accompanying notes to the financial statements.

48

PROFUNDS VP

ProFund VP Small-Cap Growth

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$23.34		$30.00

Investment Activities:
Net investment income/(loss)	(0.17	)(b)	(0.21	)(b)
Net realized and unrealized gains (losses) on investments and futures contracts	2.88		(6.45)

Total income/(loss) from investment activities	2.71		(6.66)

Net Asset Value, End of Period	$26.05		$23.34

Total Return	11.61	%(c)	(22.20	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$55,408,102		$23,967,631
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	(1.40	)%(d)	(1.34	)%(d)
Ratio of gross expenses to average net assets	2.10	%(d)	2.20	%(d)
Portfolio turnover(e)	489%		1,260%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

49

PROFUNDS VP ProFund VP Asia 30 (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (94.9%)

	Shares	Value
AsiaInfo Holdings, Inc.*	27,412	$224,778
BHP Billiton, Ltd.—ADR	25,721	298,106
Chartered Semiconductor Manufacturing, Ltd.—ADR*	33,464	172,340
China Mobile (Hong Kong), Ltd.— ADR	58,829	692,418
chinadotcom Corp.—Class A*	26,255	220,542
CNOOC, Ltd.—ADR	9,345	277,547
Dr. Reddy’s Laboratories, Ltd.—ADR	7,298	170,116
Flextronics International, Ltd.*	20,114	208,984
Huaneng Power International, Inc.—ADR	6,230	290,318
Infosys Technologies, Ltd.—ADR	4,450	238,742
Kookmin Bank—ADR	8,010	242,303
Korea Electric Power (KEPCO) Corp.—ADR	27,679	246,620
KT Corp.—ADR	12,727	250,849
Nam Tai Electronics, Inc.	4,272	181,133
National Australia Bank, Ltd.—ADR	3,738	419,590
Netease.com, Inc.—ADR*	5,874	214,166
PetroChina Company, Ltd.—ADR	25,543	771,398
POSCO—ADR	9,968	261,062
PT Telekomunikasi Indonesia—ADR	18,779	210,325
Rediff.com India Ltd.—ADR*	28,213	150,940
Satyam Computer Services, Ltd.— ADR	17,355	172,335
SINA Corp.*	12,727	258,740
SK Telecom Co., Ltd.—ADR	16,821	317,244
Sohu.com, Inc.*	8,188	279,703
Taiwan Semiconductor Manufacturing Co., Ltd.—ADR*	57,583	580,436
Telecom Corporation of New Zealand, Ltd.—ADR	6,764	164,771
The News Corporation, Ltd.—ADR	14,240	431,045
Tommy Hilfiger Corp.*	16,287	150,492
United Microelectronics Corp.—ADR*	72,891	273,341
Wipro, Ltd.—ADR	8,455	194,888

TOTAL COMMON STOCKS		8,565,272

Federal Home Loan Bank (0.8%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$71,000	70,999

TOTAL FEDERAL HOME LOAN BANK		70,999

TOTAL INVESTMENTS (Cost $6,457,008)(a)—95.7%		8,636,271
Net other assets (liabilities)—4.3%		385,460

NET ASSETS—100.0%		$9,021,731

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $486,500)	2	$241

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$2,179,280
Unrealized depreciation	(17)

Net unrealized appreciation/depreciation	$2,179,263

ADR	American Depositary Receipt

The ProFund VP Asia 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Apparel	1.7%
Banks	7.3%
Electric	6.0%
Electronics	4.3%
Internet	15.0%
Iron/Steel	2.9%
Media	4.8%
Mining	3.3%
Oil & Gas	11.6%
Pharmaceuticals	1.9%
Semiconductors	11.4%
Software	6.7%
Telecommunications	18.0%
Other	5.1%

The ProFund VP Asia 30 invested, as a percentage of net assets, in the following countries, as of June 30, 2003:

Australia	12.7%
China	22.6%
Hong Kong	16.9%
India	10.3%
Indonesia	2.3%
New Zealand	1.8%
Singapore	4.2%
South Korea	14.6%
Taiwan	9.5%
United States	5.1%

See accompanying notes to the financial statements.

50

PROFUNDS VP

ProFund VP Asia 30

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $6,457,008)	$8,636,271
Segregated cash balances with brokers for futures contracts	391
Dividends and interest receivable	32,958
Receivable for capital shares issued	405,376
Variation margin on futures contracts	241
Prepaid expenses	189

Total Assets	9,075,426

Liabilities:
Cash overdraft	22,711
Advisory fees payable	9,685
Management services fees payable	1,937
Administration fees payable	650
Administrative services fees payable	6,804
Distribution fees payable	3,402
Other accrued expenses	8,506

Total Liabilities	53,695

Net Assets	$9,021,731

Net Assets consist of:
Capital	$8,544,750
Accumulated net investment income/(loss)	81,254
Accumulated net realized gains (losses) on investments	(1,783,777)
Net unrealized appreciation/depreciation on investments and futures contracts	2,179,504

Net Assets	$9,021,731

Shares of Beneficial Interest Outstanding	321,671

Net Asset Value (offering and redemption price per share)	$28.05

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$147,281
Interest	63

Total Investment Income	147,344

Expenses:
Advisory fees	31,769
Management services fees	6,354
Administration fees	2,348
Administrative services fees	21,203
Distribution fees	10,590
Custody fees	4,879
Fund accounting fees	3,894
Transfer agent fees	3,828
Other fees	3,656

Total Gross Expenses before reductions	88,521
Less Expenses reduced by the Advisor	(4,861)

Total Net Expenses	83,660

Net Investment Income/(Loss)	63,684

Realized and Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) on investments	715,215
Change in net unrealized appreciation (depreciation) on investments and futures contracts	1,947,906

Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	2,663,121

Change in Net Assets Resulting from Operations	$2,726,805

See accompanying notes to the financial statements.

51

PROFUNDS VP

ProFund VP Asia 30

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$63,684	$14,812
Net realized gains (losses) on investments and futures contracts	715,215	(2,498,992)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	1,947,906	231,598

Change in net assets resulting from operations	2,726,805	(2,252,582)

Capital Transactions:
Proceeds from shares issued	57,203,647	99,316,219
Cost of shares redeemed	(69,484,915)	(78,487,443)

Change in net assets resulting from capital transactions	(12,281,268)	20,828,776

Change in net assets	(9,554,463)	18,576,194
Net Assets:
Beginning of period	18,576,194	—

End of period	$9,021,731	$18,576,194

Share Transactions:
Issued	2,435,993	4,097,524
Redeemed	(2,904,553)	(3,307,293)

Change in shares	(468,560)	790,231

(a)	Commencement of operations

See accompanying notes to the financial statements.

52

PROFUNDS VP

ProFund VP Asia 30

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$23.51		$30.00

Investment Activities:
Net investment income/(loss)	0.18	(b)	0.06	(b)
Net realized and unrealized gains (losses) on investments and futures contracts	4.36		(6.55)

Total income/(loss) from investment activities	4.54		(6.49)

Net Asset Value, End of Period	$28.05		$23.51

Total Return	19.31	%(c)	(21.63	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$9,021,731		$18,576,194
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	1.50	%(d)	0.35	%(d)
Ratio of gross expenses to average net assets	2.09	%(d)	2.03	%(d)
Portfolio turnover(e)	541%		1,321%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

53

PROFUNDS VP ProFund VP Europe 30 (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.6%)

	Shares	Value
Alcatel SA—ADR*	162,448	$1,453,910
Alcon, Inc.	32,032	1,463,862
ASM Lithography Holding NV*	136,136	1,301,460
AstraZeneca PLC—ADR	67,496	2,751,812
Aventis SA—ADR	40,040	2,190,188
BP Amoco PLC—ADR	116,688	4,903,231
Business Objects SA—ADR*	51,480	1,129,986
DaimlerChrysler AG	57,200	1,985,984
Diageo PLC—ADR	42,328	1,852,273
Elan Corp., PLC—ADR*	294,008	1,658,205
Ericsson (LM) Telephone Co.—ADR*	156,728	1,666,019
GlaxoSmithKline PLC—ADR	98,384	3,988,487
Gucci Group NV	13,728	1,345,344
HSBC Holdings PLC—ADR	48,048	2,840,118
Koninklijke (Royal) Philips Electronics NV—ADR	88,088	1,683,362
Nokia OYJ—ADR	176,176	2,894,572
Novartis AG—ADR	84,656	3,370,155
Royal Dutch Petroleum Co.—ADR	75,504	3,519,996
Ryanair Holdings PLC—ADR*	30,888	1,386,871
SAP AG—ADR	70,928	2,072,516
Shell Transport & Trading Co.—ADR	68,640	2,735,304
Shire Pharmaceuticals Group PLC—ADR*	53,768	1,059,230
Siemens AG—ADR	42,328	2,067,723
STMicroelectronics NV—ADR	75,504	1,569,728
Total Fina SA—ADR	49,192	3,728,754
UBS AG	50,336	2,788,614
Unilever NV—ADR	29,744	1,606,176
Vivendi Universal SA—ADR	90,376	1,666,533
Vodafone Group PLC—ADR	217,360	4,271,123
Willis Group Holdings, Ltd.	38,896	1,196,052

TOTAL COMMON STOCKS		68,147,588

Federal Home Loan Bank (0.6%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$439,000	438,994

TOTAL FEDERAL HOME LOAN BANK		438,994

TOTAL INVESTMENTS (Cost $64,540,626)(a)—100.2%		68,586,582
Net other assets (liabilities)—(0.2)%		(126,457)

NET ASSETS—100.0%		$68,460,125

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $486,500)	2	$(13,934)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$5,549,269
Unrealized depreciation	(1,503,313)

Net unrealized appreciation/depreciation	$4,045,956

ADR	American Depositary Receipt

The ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Airlines	2.0%
Apparel	2.0%
Auto Manufacturers	2.9%
Banks	8.2%
Beverages	2.7%
Electronics	2.5%
Food	2.3%
Healthcare	2.4%
Healthcare—Products	2.1%
Insurance	1.7%
Media	2.4%
Manufacturing	3.0%
Oil & Gas	21.8%
Pharmaceuticals	19.6%
Semiconductors	4.2%
Software	4.7%
Telecommunications	15.1%
Other	0.4%

The ProFund VP Europe 30 invested, as a percentage of net assets, in the following countries, as of June 30, 2003:

Finland	4.2%
France	14.8%
Germany	9.0%
Ireland	4.6%
Netherlands	13.8%
Sweden	2.4%
Switzerland	13.4%
United Kingdom	37.4%
United States	0.4%

See accompanying notes to the financial statements.

54

PROFUNDS VP

ProFund VP Europe 30

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $64,540,626)	$68,586,582
Cash	538
Segregated cash balances with brokers for futures contracts	35,625
Dividends and interest receivable	59,709
Receivable for capital shares issued	76,671
Prepaid expenses	844

Total Assets	68,759,969

Liabilities:
Payable for capital shares redeemed	169,844
Variation margin on futures contracts	600
Advisory fees payable	38,425
Management services fees payable	7,685
Administration fees payable	2,439
Administrative services fees payable	28,520
Distribution fees payable	18,048
Other accrued expenses	34,283

Total Liabilities	299,844

Net Assets	$68,460,125

Net Assets consist of:
Capital	$121,805,708
Accumulated net investment income/(loss)	604,419
Accumulated net realized gains (losses) on investments and futures contracts	(57,982,024)
Net unrealized appreciation/depreciation on investments and futures contracts	4,032,022

Net Assets	$68,460,125

Shares of Beneficial Interest Outstanding	3,461,453

Net Asset Value (offering and redemption price per share)	$19.78

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$916,205
Interest	24,298

Total Investment Income	940,503

Expenses:
Advisory fees	177,054
Management services fees	35,411
Administration fees	14,214
Administrative services fees	101,858
Distribution fees	59,018
Custody fees	14,981
Fund accounting fees	21,038
Transfer agent fees	18,471
Other fees	25,059

Total Gross Expenses before reductions	467,104
Less Expenses reduced by the Advisor	(898)

Total Net Expenses	466,206

Net Investment Income/(Loss)	474,297

Realized and Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) on investments	390,823
Net realized gains (losses) on futures contracts	671,812
Change in net unrealized appreciation (depreciation) on investments and futures contracts	1,499,188

Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	2,561,823

Change in Net Assets Resulting from Operations	$3,036,120

See accompanying notes to the financial statements.

55

PROFUNDS VP

ProFund VP Europe 30

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the year ended December 31, 2002

	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$474,297	$130,122
Net realized gains (losses) on investments and futures contracts	1,062,635	(11,575,321)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	1,499,188	(1,797,172)

Change in net assets resulting from operations	3,036,120	(13,242,371)

Capital Transactions:
Proceeds from shares issued	195,177,179	524,228,975
Cost of shares redeemed	(162,872,177)	(530,120,763)

Change in net assets resulting from capital transactions	32,305,002	(5,891,788)

Change in net assets	35,341,122	(19,134,159)
Net Assets:
Beginning of period	33,119,003	52,253,162

End of period	$68,460,125	$33,119,003

Share Transactions:
Issued	10,551,106	25,708,782
Redeemed	(8,928,616)	(26,023,929)

Change in shares	1,622,490	(315,147)

See accompanying notes to the financial statements.

56

PROFUNDS VP

ProFund VP Europe 30

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002	For the year ended December 31, 2001		For the year ended December 31, 2000	For the period October 18, 1999(a) through December 31, 1999
Net Asset Value, Beginning of Period	$18.01		$24.26	$31.98		$36.82	$30.00

Investment Activities:
Net investment income/(loss)	0.19	(b)	0.07 (b)	(0.04	)(b)	0.09 (b)	(0.04)
Net realized and unrealized gains (losses) on investments and futures contracts	1.58		(6.32)	(7.68)		(4.79)	6.86

Total income/(loss) from investment activities	1.77		(6.25)	(7.72)		(4.70)	6.82

Distributions to Shareholders From:
Net realized gains on investments and futures contracts	—		—	—		(0.14)	—

Net Asset Value, End of Period	$19.78		$18.01	$24.26		$31.98	$36.82

Total Return	9.83	%(c)	(25.76)%	(24.14)%		(12.75)%	22.73	%(c)
Ratios/Supplemental Data:
Net assets, end of period	$68,460,125		$33,119,003	$52,253,162		$25,003,610	$3,262,131
Ratio of net expenses to average net assets	1.97	%(d)	1.98%	1.89%		1.65%	1.78	%(d)
Ratio of net investment income/(loss) to average net assets	2.01	%(d)	0.33%	(0.14)%		0.26%	(1.00	)%(d)
Ratio of gross expenses to average net assets	1.98	%(d)	2.03%	1.89%		1.65%	2.39	%(d)
Portfolio turnover(e)	354%		1,280%	1,002%		1,434%	100%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

57

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (81.2%)

	Shares	Value
3M Co.	1,386	$178,766
Abbott Laboratories	5,508	241,030
ACE, Ltd.	936	32,095
ADC Telecommunications, Inc.*	2,826	6,579
Adobe Systems, Inc.	810	25,977
Advanced Micro Devices, Inc.*	1,224	7,846
AES Corp.*	2,160	13,716
Aetna, Inc.	540	32,508
AFLAC, Inc.	1,818	55,904
Agilent Technologies, Inc.*	1,656	32,374
Air Products & Chemicals, Inc.	810	33,696
Alberto-Culver Co.—Class B	216	11,038
Albertson’s, Inc.	1,296	24,883
Alcoa, Inc.	2,988	76,194
Allegheny Energy, Inc.	450	3,803
Allegheny Technologies, Inc.	288	1,901
Allergan, Inc.	468	36,083
Allied Waste Industries, Inc.*	738	7,417
Allstate Corp.	2,484	88,555
Alltel Corp.	1,098	52,946
Altera Corp.*	1,350	22,140
Altria Group, Inc.	7,146	324,714
Ambac Financial Group, Inc.	378	25,043
Amerada Hess Corp.	324	15,934
Ameren Corp.	576	25,402
American Electric Power, Inc.	1,386	41,344
American Express Co.	4,572	191,155
American Greetings Corp.—Class A*	234	4,596
American International Group, Inc.	9,216	508,538
American Power Conversion Corp.*	702	10,944
American Standard Cos.*	252	18,630
AmerisourceBergen Corp.	396	27,463
Amgen, Inc.*	4,446	295,391
AmSouth Bancorp	1,242	27,125
Anadarko Petroleum Corp.	882	39,223
Analog Devices, Inc.*	1,296	45,127
Andrew Corp.*	342	3,146
Anheuser-Busch Cos., Inc.	2,952	150,700
Anthem, Inc.*	486	37,495
AOL-Time Warner, Inc.*	15,876	255,445
AON Corp.	1,098	26,440
Apache Corp.	576	37,475
Apartment Investment & Management Co.—Class A	324	11,210
Apollo Group, Inc.—Class A*	612	37,797
Apple Computer, Inc.*	1,296	24,780
Applera Corp.—Applied Biosystems Group	738	14,044
Applied Materials, Inc.*	5,850	92,781
Applied Micro Circuits Corp.*	1,080	6,534
Archer-Daniels-Midland Co.	2,268	29,189
Ashland, Inc.	234	7,179
AT&T Corp.	2,772	53,361
AT&T Wireless Services, Inc.*	9,576	78,619
Autodesk, Inc.	396	6,399
Automatic Data Processing, Inc.	2,106	71,309
AutoNation, Inc.*	990	15,563
AutoZone, Inc.*	324	24,614
Avaya, Inc.*	1,350	8,721
Avery Dennison Corp.	396	19,879
Avon Products, Inc.	828	51,502

Common Stocks, continued

	Shares	Value
Baker Hughes, Inc.	1,188	$39,881
Ball Corp.	198	9,011
Bank of America Corp.	5,292	418,226
Bank of New York Co., Inc.	2,718	78,143
Bank One Corp.	4,032	149,910
Bard (C.R.), Inc.	180	12,836
Bausch & Lomb, Inc.	180	6,750
Baxter International, Inc.	2,106	54,756
BB&T Corp.	1,656	56,801
Bear Stearns Cos., Inc.	342	24,768
Becton, Dickinson & Co.	900	34,965
Bed Bath & Beyond, Inc.*	1,044	40,518
BellSouth Corp.	6,516	173,521
Bemis Co., Inc.	180	8,424
Best Buy Co., Inc.*	1,134	49,805
Big Lots, Inc.*	414	6,227
Biogen, Inc.*	522	19,836
Biomet, Inc.	918	26,310
BJ Services Co.*	558	20,847
Black & Decker Corp.	270	11,731
Block H & R, Inc.	630	27,248
BMC Software, Inc.*	828	13,521
Boeing Co.	2,970	101,930
Boise Cascade Corp.	198	4,732
Boston Scientific Corp.*	1,440	87,984
Bristol-Myers Squibb Co.	6,840	185,706
Broadcom Corp.—Class A*	990	24,661
Brown-Forman Corp.	216	16,982
Brunswick Corp.	324	8,106
Burlington Northern Santa Fe Corp.	1,314	37,370
Burlington Resources, Inc.	702	37,957
Calpine Corp.*	1,350	8,910
Campbell Soup Co.	1,458	35,721
Capital One Financial Corp.	792	38,951
Cardinal Health, Inc.	1,584	101,851
Carnival Corp.	2,214	71,978
Caterpillar, Inc.	1,224	68,128
Cendant Corp.*	3,600	65,952
CenterPoint Energy, Inc.	1,080	8,802
Centex Corp.	216	16,802
CenturyTel, Inc.	504	17,564
Charter One Financial, Inc.	792	24,695
ChevronTexaco Corp.	3,780	272,916
Chiron Corp.*	666	29,118
Chubb Corp.	612	36,720
CIENA Corp.*	1,656	8,595
CIGNA Corp.	504	23,658
Cincinnati Financial Corp.	576	21,364
Cinergy Corp.	630	23,178
Cintas Corp.	594	21,051
Circuit City Stores, Inc.	738	6,494
Cisco Systems, Inc.*	24,786	413,678
Citigroup, Inc.	18,180	778,103
Citizens Communications Co.*	1,008	12,993
Citrix Systems, Inc.*	576	11,727
Clear Channel Communications, Inc.*	2,160	91,562
Clorox Co.	774	33,012
CMS Energy Corp.	504	4,082
Coca-Cola Co.	8,694	403,489
Coca-Cola Enterprises, Inc.	1,602	29,076

See accompanying notes to the financial statements.

58

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Colgate-Palmolive Co.	1,908	$110,569
Comcast Corp.—Special Class A*	7,938	239,569
Comerica, Inc.	612	28,458
Computer Associates International, Inc.	2,034	45,318
Computer Sciences Corp.*	666	25,388
Compuware Corp.*	1,332	7,686
Comverse Technology, Inc.*	666	10,010
ConAgra Foods, Inc.	1,890	44,604
Concord EFS, Inc.*	1,710	25,171
ConocoPhillips	2,394	131,191
Consolidated Edison, Inc.	792	34,278
Constellation Energy Group, Inc.	576	19,757
Convergys Corp.*	522	8,352
Cooper Industries, Ltd.—Class A	324	13,381
Cooper Tire & Rubber Co.	252	4,433
Coors (Adolph) Co.—Class B	126	6,171
Corning, Inc.*	4,464	32,989
Costco Wholesale Corp.*	1,602	58,633
Countrywide Credit Industries, Inc.	468	32,559
Crane Co.	216	4,888
CSX Corp.	756	22,748
Cummins, Inc.	144	5,168
CVS Corp.	1,386	38,850
Dana Corp.	522	6,034
Danaher Corp.	540	36,747
Darden Restaurants, Inc.	594	11,274
Deere & Co.	846	38,663
Dell Computer Corp.*	9,072	289,941
Delphi Automotive Systems Corp.	1,980	17,087
Delta Air Lines, Inc.	432	6,342
Deluxe Corp.	198	8,870
Devon Energy Corp.	810	43,254
Dillard’s, Inc.—Class A	306	4,122
Dollar General Corp.	1,170	21,364
Dominion Resources, Inc.	1,098	70,568
Donnelley (R.R.) & Sons Co.	396	10,351
Dover Corp.	720	21,571
Dow Chemical Co.	3,240	100,310
Dow Jones & Co., Inc.	288	12,393
DTE Energy Co.	594	22,952
Du Pont (E.I.) de Nemours	3,510	146,156
Duke Energy Corp.	3,186	63,561
Dynegy, Inc.—Class A	1,314	5,519
Eastman Chemical Co.	270	8,551
Eastman Kodak Co.	1,008	27,569
Eaton Corp.	270	21,225
eBay, Inc.*	1,116	116,265
Ecolab, Inc.	936	23,962
Edison International*	1,152	18,927
El Paso Corp.	2,124	17,162
Electronic Arts, Inc.*	522	38,623
Electronic Data Systems Corp.	1,692	36,293
Eli Lilly & Co.	3,960	273,121
EMC Corp.*	7,722	80,849
Emerson Electric Co.	1,494	76,344
Engelhard Corp.	450	11,147
Entergy Corp.	792	41,802
EOG Resources, Inc.	396	16,569
Equifax, Inc.	504	13,104
Equity Office Properties Trust	1,422	38,409

Common Stocks, continued

	Shares	Value
Equity Residential Properties Trust	954	$24,756
Exelon Corp.	1,152	68,901
Exxon Mobil Corp.	23,580	846,757
Family Dollar Stores, Inc.	612	23,348
Fannie Mae	3,456	233,073
Federated Department Stores, Inc.	666	24,542
Federated Investors, Inc.—Class B	378	10,365
FedEx Corp.	1,062	65,876
Fifth Third Bancorp	2,034	116,630
First Data Corp.	2,646	109,650
First Tennessee National Corp.	450	19,760
FirstEnergy Corp.	1,044	40,142
Fiserv, Inc.*	684	24,357
Fleet Boston Financial Corp.	3,708	110,165
Fluor Corp.	288	9,689
Ford Motor Co.	6,462	71,017
Forest Laboratories, Inc.*	1,278	69,971
Fortune Brands, Inc.	522	27,248
FPL Group, Inc.	648	43,319
Franklin Resources, Inc.	900	35,163
Freddie Mac	2,430	123,371
Freeport-McMoRan Copper & Gold, Inc.— Class B	522	12,789
Gannett Co., Inc.	954	73,277
Gap, Inc.	3,150	59,094
Gateway, Inc.*	1,152	4,205
General Dynamics Corp.	702	50,895
General Electric Co.	35,298	1,012,347
General Mills, Inc.	1,314	62,297
General Motors Corp.	1,980	71,281
Genuine Parts Co.	612	19,590
Genzyme Corp.—General Division*	756	31,601
Georgia Pacific Corp.	882	16,714
Gillette Co.	3,600	114,696
Golden West Financial Corp.	540	43,205
Goodrich Corp.	414	8,694
Goodyear Tire & Rubber Co.	612	3,213
Grainger (W.W.), Inc.	324	15,150
Great Lakes Chemical Corp.	180	3,672
Guidant Corp.	1,098	48,740
Halliburton Co.	1,548	35,604
Harley-Davidson, Inc.	1,062	42,331
Harrah’s Entertainment, Inc.*	396	15,935
Hartford Financial Services Group, Inc.	990	49,856
Hasbro, Inc.	612	10,704
HCA, Inc.	1,800	57,672
Health Management Associates, Inc.— Class A	846	15,609
Heinz (H.J.) Co.	1,242	40,961
Hercules, Inc.*	396	3,920
Hershey Foods Corp.	468	32,601
Hewlett-Packard Co.	10,782	229,657
Hilton Hotels Corp.	1,332	17,036
Home Depot, Inc.	8,118	268,868
Honeywell International, Inc.	3,024	81,194
Humana, Inc.*	576	8,698
Huntington Bancshares, Inc.	810	15,811
Illinois Tool Works, Inc.	1,080	71,118
IMS Health, Inc.	864	15,543
Ingersoll-Rand Co.—Class A	594	28,108

See accompanying notes to the financial statements.

59

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Intel Corp.	23,076	$479,611
International Business Machines Corp.	6,102	503,414
International Flavors & Fragrances, Inc.	324	10,345
International Game Technology*	306	31,313
International Paper Co.	1,692	60,455
Interpublic Group of Cos., Inc.	1,368	18,304
Intuit, Inc.*	720	32,062
ITT Industries, Inc.	324	21,209
J.P. Morgan Chase & Co.	7,182	245,481
Jabil Circuit, Inc.*	702	15,514
Janus Capital Group, Inc.	846	13,874
JDS Uniphase Corp.*	5,058	17,754
Jefferson-Pilot Corp.	504	20,896
John Hancock Financial Services, Inc.	1,026	31,529
Johnson & Johnson	10,476	541,609
Johnson Controls, Inc.	306	26,194
Jones Apparel Group, Inc.*	450	13,167
KB Home	162	10,041
Kellogg Co.	1,440	49,493
Kerr-McGee Corp.	360	16,128
KeyCorp	1,494	37,753
KeySpan Corp.	558	19,781
Kimberly-Clark Corp.	1,800	93,852
Kinder Morgan, Inc.	432	23,609
King Pharmaceuticals, Inc.*	846	12,487
KLA-Tencor Corp.*	666	30,962
Knight Ridder, Inc.	288	19,852
Kohls Corp.*	1,188	61,039
Kroger Co.*	2,664	44,436
Leggett & Platt, Inc.	684	14,022
Lexmark International Group, Inc.*	450	31,847
Limited, Inc.	1,836	28,458
Lincoln National Corp.	630	22,447
Linear Technology Corp.	1,098	35,367
Liz Claiborne, Inc.	378	13,325
Lockheed Martin Corp.	1,584	75,351
Loews Corp.	648	30,644
Louisiana-Pacific Corp.*	378	4,098
Lowe’s Cos., Inc.	2,754	118,284
LSI Logic Corp.*	1,332	9,431
Lucent Technologies, Inc.*	14,616	29,670
Manor Care, Inc.*	324	8,103
Marathon Oil Corp.	1,098	28,932
Marriott International, Inc.—Class A	810	31,121
Marsh & McLennan Cos., Inc.	1,890	96,522
Marshall & Ilsley Corp.	792	24,219
Masco Corp.	1,692	40,355
Mattel, Inc.	1,548	29,288
Maxim Integrated Products, Inc.	1,152	39,387
May Department Stores Co.	1,026	22,839
Maytag Corp.	270	6,593
MBIA, Inc.	504	24,570
MBNA Corp.	4,518	94,155
McCormick & Co., Inc.	486	13,219
McDermott International, Inc.*	234	1,481
McDonald’s Corp.	4,500	99,270
McGraw-Hill Cos., Inc.	666	41,292
McKesson Corp.	1,026	36,669
MeadWestvaco Corp.	702	17,339
MedImmune, Inc.*	882	32,078

Common Stocks, continued

	Shares	Value
Medtronic, Inc.	4,302	$206,367
Mellon Financial Corp.	1,530	42,458
Merck & Co., Inc.	7,920	479,556
Mercury Interactive Corp.*	306	11,815
Meredith Corp.	180	7,920
Merrill Lynch & Co., Inc.	5,104	238,255
MetLife, Inc.	2,682	75,954
MGIC Investment Corp.	342	15,951
Micron Technology, Inc.*	2,142	24,911
Microsoft Corp.	37,908	970,824
Millipore Corp.*	180	7,987
Mirant Corp.*	1,422	4,124
Molex, Inc.	666	17,975
Monsanto Co.	918	19,866
Monster Worldwide, Inc.*	396	7,813
Moody’s Corp.	522	27,515
Morgan Stanley Dean Witter & Co.	3,834	163,904
Motorola, Inc.	8,172	77,062
Nabors Industries, Ltd.*	522	20,645
National City Corp.	2,160	70,654
National Semiconductor Corp.*	648	12,779
Navistar International Corp.*	234	7,635
NCR Corp.*	342	8,762
Network Appliance, Inc.*	1,206	19,549
New York Times Co.—Class A	540	24,570
Newell Rubbermaid, Inc.	972	27,216
Newmont Mining Corp.	1,422	46,158
Nextel Communications, Inc.—Class A*	3,636	65,739
NICOR, Inc.	162	6,012
Nike, Inc.—Class B	936	50,066
NiSource, Inc.	936	17,784
Noble Corp.*	468	16,052
Nordstrom, Inc.	486	9,487
Norfolk Southern Corp.	1,368	26,266
North Fork Bancorp, Inc.	558	19,005
Northern Trust Corp.	774	32,345
Northrop Grumman Corp.	648	55,916
Novell, Inc.*	1,296	3,992
Novellus Systems, Inc.*	522	19,116
Nucor Corp.	270	13,190
NVIDIA Corp.*	558	12,840
Occidental Petroleum Corp.	1,332	44,689
Office Depot, Inc.*	1,098	15,932
Omnicom Group	666	47,752
Oracle Corp.*	18,522	222,634
PACCAR, Inc.	414	27,970
Pactiv Corp.*	558	10,998
Pall Corp.	432	9,720
Parametric Technology Corp.*	936	2,855
Parker Hannifin Corp.	414	17,384
Paychex, Inc.	1,332	39,041
Penney (J.C.) Co.	954	16,075
Peoples Energy Corp.	126	5,404
PeopleSoft, Inc.*	1,116	19,630
PepsiCo, Inc.	6,066	269,937
PerkinElmer, Inc.	450	6,215
Pfizer, Inc.	27,882	952,171
PG&E Corp.*	1,440	30,456
Phelps Dodge Corp.*	306	11,732
Pinnacle West Capital Corp.	324	12,134

See accompanying notes to the financial statements.

60

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Pitney Bowes, Inc.	828	$31,803
Plum Creek Timber Co., Inc.	648	16,816
PMC-Sierra, Inc.*	594	6,968
PNC Financial Services Group	990	48,322
Power-One, Inc.*	288	2,059
PPG Industries, Inc.	594	30,140
PPL Corp.	594	25,542
Praxair, Inc.	576	34,618
Principal Financial Group, Inc.	1,152	37,152
Procter & Gamble Co.	4,572	407,730
Progress Energy, Inc.	846	37,139
Progressive Corp.	774	56,579
Providian Financial Corp.*	1,026	9,501
Prudential Financial, Inc.	1,944	65,416
Public Service Enterprise Group, Inc.	792	33,462
Pulte Homes, Inc.	216	13,319
QLogic Corp.*	324	15,659
Qualcomm, Inc.	2,790	99,743
Quest Diagnostics, Inc.*	378	24,116
Quintiles Transnational Corp.*	414	5,875
Qwest Communications International, Inc.*	5,994	28,651
R.J. Reynolds Tobacco Holdings	306	11,386
RadioShack Corp.	594	15,628
Raytheon Co.	1,458	47,881
Reebok International, Ltd.*	216	7,264
Regions Financial Corp.	792	26,754
Robert Half International, Inc.*	594	11,250
Rockwell Collins, Inc.	630	15,517
Rockwell International Corp.	648	15,448
Rohm & Haas Co.	792	24,576
Rowan Cos., Inc.*	324	7,258
Ryder System, Inc.	216	5,534
Sabre Holdings Corp.	504	12,424
SAFECO Corp.	486	17,146
Safeway, Inc.*	1,566	32,040
Sanmina-SCI Corp.*	1,800	11,358
Sara Lee Corp.	2,736	51,464
SBC Communications, Inc.	11,736	299,855
Schering-Plough Corp.	5,184	96,422
Schlumberger, Ltd.	2,052	97,614
Schwab (Charles) Corp.	4,770	48,129
Scientific-Atlanta, Inc.	522	12,444
Sealed Air Corp.*	306	14,584
Sears, Roebuck & Co.	1,080	36,331
Sempra Energy	738	21,055
Sherwin-Williams Co.	522	14,031
Siebel Systems, Inc.*	1,728	16,485
Sigma-Aldrich Corp.	252	13,653
Simon Property Group, Inc.	666	25,994
SLM Corp.	1,620	63,455
Snap-on, Inc.	198	5,748
Solectron Corp.*	2,934	10,973
Southern Co.	2,556	79,644
SouthTrust Corp.	1,206	32,803
Southwest Airlines Co.	2,754	47,369
Sprint Corp. (FON Group)	3,168	45,619
Sprint Corp. (PCS Group)*	3,618	20,804
St. Jude Medical, Inc.*	630	36,225
St. Paul Companies, Inc.	810	29,573
Stanley Works	306	8,446

Common Stocks, continued

	Shares	Value
Staples, Inc.*	1,728	$31,709
Starbucks Corp.*	1,386	33,985
Starwood Hotels & Resorts Worldwide, Inc.	702	20,070
State Street Corp.	1,170	46,098
Stryker Corp.	702	48,698
Sun Microsystems, Inc.*	11,412	52,495
SunGard Data Systems, Inc.*	1,008	26,117
Sunoco, Inc.	270	10,190
SunTrust Banks, Inc.	990	58,747
SuperValu, Inc.	468	9,978
Symantec Corp.*	522	22,895
Symbol Technologies, Inc.	810	10,538
Synovus Financial Corp.	1,080	23,220
Sysco Corp.	2,286	68,672
T. Rowe Price Group, Inc.	432	16,308
Target Corp.	3,222	121,920
TECO Energy, Inc.	630	7,554
Tektronix, Inc.*	306	6,610
Tellabs, Inc.*	1,458	9,579
Temple-Inland, Inc.	198	8,496
Tenet Healthcare Corp.*	1,656	19,292
Teradyne, Inc.*	648	11,217
Texas Instruments, Inc.	6,102	107,394
Textron, Inc.	486	18,964
The Pepsi Bottling Group, Inc.	972	19,459
Thermo Electron Corp.*	576	12,108
Thomas & Betts Corp.*	198	2,861
Tiffany & Co.	504	16,471
TJX Cos., Inc.	1,800	33,912
Torchmark Corp.	414	15,422
Toys R Us, Inc.*	756	9,163
Transocean Sedco Forex, Inc.	1,134	24,914
Travelers Property Casualty Corp.—Class B	3,546	55,920
Tribune Co.	1,098	53,033
Tupperware Corp.	198	2,843
TXU Corp.	1,134	25,458
Tyco International, Ltd.	7,056	133,923
U.S. Bancorp	6,786	166,257
Union Pacific Corp.	900	52,218
Union Planters Corp.	702	21,783
Unisys Corp.*	1,152	14,147
United Parcel Service, Inc.—Class B	3,978	253,398
United States Steel Corp.	360	5,893
United Technologies Corp.	1,656	117,294
UnitedHealth Group, Inc.	4,176	209,844
Univision Communications, Inc.—Class A*	810	24,624
Unocal Corp.	918	26,337
UnumProvident Corp.	1,008	13,517
UST, Inc.	594	20,808
Veritas Software Corp.*	1,458	41,801
Verizon Communications, Inc.	9,720	383,454
VF Corp.	378	12,841
Viacom, Inc.—Class B*	6,192	270,342
Visteon Corp.	468	3,215
Vulcan Materials Co.	360	13,345
Wachovia Corp.	4,752	189,889
Wal-Mart Stores, Inc.	15,462	829,845
Walgreen Co.	3,618	108,902
Walt Disney Co.	7,218	142,556
Washington Mutual, Inc.	3,294	136,043

See accompanying notes to the financial statements.

61

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Waste Management, Inc.	2,088	$50,300
Waters Corp.*	432	12,584
Watson Pharmaceuticals, Inc.*	378	15,260
Wellpoint Health Networks, Inc.*	522	44,005
Wells Fargo & Co.	5,922	298,468
Wendy’s International, Inc.	396	11,472
Weyerhaeuser Co.	774	41,796
Whirlpool Corp.	234	14,906
Williams Cos., Inc.	1,836	14,504
Winn-Dixie Stores, Inc.	504	6,204
Worthington Industries, Inc.	306	4,100
Wrigley (WM.) JR Co.	792	44,534
Wyeth	4,698	213,994
Xcel Energy, Inc.	1,404	21,116
Xerox Corp.*	2,610	27,640
Xilinx, Inc.*	1,188	30,068
XL Capital, Ltd.—Class A	486	40,338
Yahoo!, Inc.*	2,124	69,582
YUM! Brands, Inc.*	1,026	30,329
Zimmer Holdings, Inc.*	702	31,625
Zions Bancorp	324	16,398

TOTAL COMMON STOCKS		31,723,760

Federal Home Loan Bank (9.0%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$3,509,000	3,508,951

TOTAL FEDERAL HOME LOAN BANK		3,508,951

Options Purchased (9.1%)

	Contracts
S&P 500 Futures Option expiring September 2003 @ $500	30	3,547,500

TOTAL OPTIONS PURCHASED		3,547,500

TOTAL INVESTMENTS (Cost $35,611,004)(a)—99.3%		38,780,211
Net other assets (liabilities)—0.7%		281,971

NET ASSETS—100.0%		$39,062,182

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $30,163,000)	124	$9,293,292
E-Mini S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $291,900)	6	(5,649)
Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
S&P 500 Index Swap Agreements expiring 07/28/03-12/26/03 (Underlying notional amount at value $8,961,321)	9,196	$(15,817)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$3,557,740
Unrealized depreciation	(388,533)

Net unrealized appreciation/depreciation	$3,169,207

See accompanying notes to the financial statements.

62

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

The ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.2%
Aerospace/Defense	1.2%
Agriculture	1.0%
Airlines	0.1%
Apparel	0.2%
Auto Manufacturers	0.5%
Auto Parts & Equipment	0.2%
Banks	5.6%
Beverages	2.3%
Biotechnology	1.0%
Building Materials	0.2%
Chemicals	1.2%
Commercial Services	0.8%
Computers	3.6%
Cosmetics/Personal Care	2.0%
Distribution/Wholesale	0.1%
Diversified Financial Services	5.9%
Electric	2.2%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	0.0%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.5%
Forest Products & Paper	0.4%
Gas	0.1%
Hand/Machine Tools	0.1%
Healthcare—Products	2.9%
Healthcare—Services	1.2%
Home Builders	0.1%
Home Furnishings	0.1%
Household Products/Wares	0.2%
Housewares	0.1%
Insurance	3.9%
Internet	0.6%
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.2%
Machinery—Diversified	0.2%
Machinery—Construction & Mining	0.2%
Manufacturing	4.2%
Media	3.2%
Metal Fabricate/Hardware	0.0%
Mining	0.4%
Office/Business Equipment	0.2%
Oil & Gas	4.2%
Oil & Gas Services	0.5%
Packaging & Containers	0.1%
Pharmaceuticals	6.9%
Pipelines	0.2%
Real Estate Investment Trust	0.3%
Retail	5.9%
Savings & Loans	0.5%
Semiconductors	2.6%
Software	4.2%
Telecommunications	5.0%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.2%
Trucking & Leasing	0.0%
Other	18.8%

See accompanying notes to the financial statements.

63

PROFUNDS VP

ProFund VP UltraBull

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $35,611,004)	$38,780,211
Cash	28,387
Segregated cash balances with brokers for futures contracts	95
Dividends and interest receivable	33,641
Receivable for capital shares issued	2,280,911
Prepaid expenses	1,441

Total Assets	41,124,686

Liabilities:
Payable for capital shares redeemed	1,936,895
Unrealized depreciation on swap agreements	15,817
Variation margin on futures contracts	36,719
Advisory fees payable	17,657
Management services fees payable	3,531
Administration fees payable	1,697
Administrative services fees payable	16,724
Distribution fees payable	9,462
Other accrued expenses	24,002

Total Liabilities	2,062,504

Net Assets	$39,062,182

Net Assets consist of:
Capital	$78,839,679
Accumulated net investment income/(loss)	(76,306)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(52,142,224)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	12,441,033

Net Assets	$39,062,182

Shares of Beneficial Interest Outstanding	2,270,066

Net Asset Value (offering and redemption price per share)	$17.21

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$251,683
Interest	32,192

Total Investment Income	283,875

Expenses:
Advisory fees	146,776
Management services fees	29,355
Administration fees	9,012
Administrative services fees	91,685
Distribution fees	48,761
Custody fees	27,854
Fund accounting fees	15,926
Transfer agent fees	13,554
Other fees	21,863

Total Gross Expenses before reductions	404,786
Less Expenses reduced by the Advisor	(43,868)

Total Net Expenses	360,918

Net Investment Income/(Loss)	(77,043)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	(17,560,080)
Net realized gains (losses) on futures contracts and swap agreements	15,875,018
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	8,959,316

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	7,274,254

Change in Net Assets Resulting from Operations	$7,197,211

See accompanying notes to the financial statements.

64

PROFUNDS VP

ProFund VP UltraBull

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the year ended December 31, 2002

	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$(77,043)	$(257,636)
Net realized gains (losses) on investments, futures contracts and swap agreements	(1,685,062)	(27,955,070)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	8,959,316	(3,410,068)

Change in net assets resulting from operations	7,197,211	(31,622,774)

Capital Transactions:
Proceeds from shares issued	442,233,557	1,303,472,303
Cost of shares redeemed	(452,656,397)	(1,293,747,570)

Change in net assets resulting from capital transactions	(10,422,840)	9,724,733

Change in net assets	(3,225,629)	(21,898,041)
Net Assets:
Beginning of period	42,287,811	64,185,852

End of period	$39,062,182	$42,287,811

Share Transactions:
Issued	30,283,218	71,283,187
Redeemed	(30,927,178)	(71,195,947)

Change in shares	(643,960)	87,240

See accompanying notes to the financial statements.

65

PROFUNDS VP

ProFund VP UltraBull

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003(a) (Unaudited)		For the year ended December 31, 2002		For the period January 22, 2001(b) through December 31, 2001
Net Asset Value, Beginning of Period	$14.51		$22.71		$30.00

Net investment income/(loss)	(0.03	)(c)	(0.08	)(c)	(0.09	)(c)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	2.73		(8.12)		(7.20)

Total income/(loss) from investment activities	2.70		(8.20)		(7.29)

Net Asset Value, End of Period	$17.21		$14.51		$22.71

Total Return	18.61	%(d)	(36.11)%		(24.30	)%(d)
Ratios/Supplemental Data:
Net assets, end of period	$39,062,182		$42,287,811		$64,185,852
Ratio of net expenses to average net assets	1.84	%(e)	1.98%		1.94	%(e)
Ratio of net investment income/(loss) to average net assets	(0.39	)%(e)	(0.46)%		(0.42	)%(e)
Ratio of gross expenses to average net assets	2.07	%(e)	2.12%		1.94	%(e)
Portfolio turnover(f)	674%		1,249%		682%

(a)	Effective May 1, 2003, the investment objective was changed to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the corresponding benchmark versus one and one-half times (150%).
(b)	Commencement of operations
(c)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

66

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (88.6%)

	Shares	Value
3Com Corp.*	12,160	$56,909
99 Cents Only Stores*	2,240	76,877
Abercrombie & Fitch Co.—Class A*	3,520	100,003
Activision, Inc.*	3,200	41,344
Acxiom Corp.*	2,880	43,459
ADTRAN, Inc.*	1,280	65,651
Advanced Fibre Communications, Inc.*	2,880	46,858
AdvancePCS*	3,200	122,336
Advent Software, Inc.*	1,280	21,645
Affiliated Computer Services, Inc.— Class A*	4,480	204,871
AGCO Corp.*	2,560	43,726
AGL Resources, Inc.	1,920	48,845
Airborne, Inc.	1,600	33,440
Airgas, Inc.	2,240	37,520
AK Steel Holding Corp.*	3,840	13,901
Alaska Air Group, Inc.*	960	20,592
Albemarle Corp.	1,280	35,802
Alexander & Baldwin, Inc.	1,280	33,958
ALLETE, Inc.	2,880	76,464
Alliant Energy Corp.	3,200	60,896
Allmerica Financial Corp.*	1,920	34,541
AMB Property Corp.	2,560	72,115
American Eagle Outfitters, Inc.*	2,560	46,387
American Financial Group, Inc.	2,240	51,072
AmeriCredit Corp.*	4,800	41,040
Amerus Group Co.	1,280	36,083
Ametek, Inc.	1,280	46,912
Apogent Technologies, Inc.*	3,200	64,000
Applebee’s International, Inc.	1,920	60,346
Apria Healthcare Group, Inc.*	1,920	47,770
Aquilla, Inc.	6,400	16,512
Arch Coal, Inc.	1,920	44,122
Arrow Electronics, Inc.*	3,520	53,645
Arthur J. Gallagher & Co.	2,880	78,336
ArvinMeritor, Inc.	2,240	45,203
Ascential Software Corp.*	2,183	35,889
Associated Banc Corp.	2,560	94,413
Astoria Financial Corp.	2,880	80,438
Atmel Corp.*	16,000	40,480
Avnet, Inc.*	4,160	52,749
Avocent Corp.*	1,600	47,888
Bandag, Inc.	640	23,853
Bank of Hawaii Corp.	1,920	63,648
Banknorth Group, Inc.	5,440	138,829
Banta Corp.	960	31,075
Barnes & Noble, Inc.*	2,240	51,632
Barr Laboratories, Inc.*	2,240	146,720
Beckman Coulter, Inc.	2,240	91,034
Belo (A.H.) Corp.—Class A	3,840	85,862
BJ’s Wholesale Club, Inc.*	2,560	38,554
Black Hills Corp.	960	29,472
Blyth, Inc.	1,600	43,520
Bob Evans Farms, Inc.	1,280	35,366
Borders Group, Inc.*	2,880	50,717
BorgWarner, Inc.	960	61,824
Bowater, Inc.	1,920	71,904
Brink’s Co.	1,920	27,974
Brinker International, Inc.*	3,200	115,264
Brown & Brown, Inc.	2,240	72,800

Common Stocks, continued

	Shares	Value
C.H. Robinson Worldwide, Inc.	2,880	$102,413
Cabot Corp.	2,240	64,288
Cabot Microelectronics Corp.*	960	48,451
Cadence Design Systems, Inc.*	8,640	104,198
Callaway Golf Co.	2,560	33,843
Career Education Corp.*	1,600	109,473
Carlisle Cos., Inc.	960	40,474
Carmax, Inc.*	3,840	115,776
Carpenter Technology Corp.	640	9,984
Catalina Marketing Corp.*	1,920	33,888
CBRL Group, Inc.	1,920	74,611
CDW Corp.*	2,880	131,905
Ceridian Corp.*	5,120	86,886
Certegy, Inc.*	2,240	62,160
Charles River Laboratories International, Inc.*	1,600	51,488
CheckFree Holdings Corp.*	2,560	71,270
Chico’s FAS, Inc.*	2,560	53,888
Choicepoint, Inc.*	2,880	99,418
Church & Dwight, Inc.	1,280	41,894
Cincinnati Bell, Inc.*	7,360	49,312
City National Corp.	1,600	71,296
Claire’s Stores, Inc.	1,600	40,576
Clayton Homes, Inc.	4,800	60,240
CNF, Inc.	1,600	40,608
Coach, Inc.*	3,200	159,168
Colonial BancGroup, Inc.	4,160	57,699
Commerce Bancorp, Inc.	2,240	83,104
Commscope, Inc.*	2,240	21,280
Community Health Systems*	2,880	55,555
Compass Bancshares, Inc.	4,480	156,487
Constellation Brands, Inc.*	3,200	100,480
Cooper Cameron Corp.*	1,920	96,730
Copart, Inc.*	3,200	30,240
Corinthian Colleges, Inc.*	1,280	62,170
Covance, Inc.*	2,240	40,544
Coventry Health Care, Inc.*	2,240	103,398
Credence Systems Corp.*	1,920	16,262
Cree Research, Inc.*	2,560	41,677
Crompton Corp.	3,840	27,072
CSG Systems International, Inc.*	1,920	27,130
Cypress Semiconductor Corp.*	4,160	49,920
Cytec Industries, Inc.*	1,280	43,264
CYTYC Corp.*	4,160	43,763
D.R. Horton, Inc.	5,120	143,872
Dean Foods Co.*	4,800	151,199
DENTSPLY International, Inc.	2,560	104,704
DeVry, Inc.*	2,240	52,170
Dial Corp.	3,200	62,240
Diebold, Inc.	2,560	110,720
Dollar Tree Stores, Inc.*	3,840	121,843
Donaldson Co., Inc.	1,600	71,120
DPL, Inc.	4,480	71,411
DQE, Inc.	1,920	28,934
DST Systems, Inc.*	4,160	158,080
Dun & Bradstreet Corp.*	2,560	105,215
Dycom Industries, Inc.*	1,600	26,080
E*TRADE Group, Inc.*	12,160	103,360
Eaton Vance Corp.	2,240	70,784
Education Management Corp.*	1,280	68,070

See accompanying notes to the financial statements.

67

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Edwards (A.G.), Inc.	2,880	$98,496
Edwards Lifesciences Corp.*	1,920	61,709
EGL, Inc.*	1,600	24,320
Emmis Communications Corp.*	1,920	44,064
Energizer Holdings, Inc.*	3,200	100,480
Energy East Corp.	3,840	79,718
Ensco International, Inc.	4,480	120,512
Entercom Communications Corp.*	1,600	78,416
Equitable Resources, Inc.	2,240	91,258
Everest Re Group, Ltd.	1,920	146,880
Expeditors International of Washington, Inc.	3,840	133,017
Express Scripts, Inc.—Class A*	2,880	196,762
Extended Stay America, Inc.*	3,200	43,168
Fair, Isaac & Co., Inc.	1,600	82,320
Fairchild Semiconductor International, Inc.*	3,840	49,114
Fastenal Co.	2,560	86,886
Federal Signal Corp.	1,600	28,112
Ferro Corp.	1,280	28,838
Fidelity National Financial, Inc.	4,480	137,805
First American Financial Corp.	2,240	59,024
First Health Group Corp.*	3,520	97,152
First Virginia Banks, Inc.	2,560	110,387
FirstMerit Corp.	2,880	65,837
Flowserve Corp.*	1,920	37,766
FMC Corp.*	1,280	28,966
FMC Technologies, Inc.*	2,240	47,152
Forest Oil Corp.*	1,600	40,192
Furniture Brands International, Inc.*	1,920	50,112
Gartner Group, Inc.—Class B*	2,880	21,600
GATX Corp.	1,600	26,160
Gentex Corp.*	2,560	78,361
Gilead Sciences, Inc.*	6,720	373,497
Glatfelter (P.H.) Co.	1,600	23,600
Granite Construction, Inc.	1,280	24,525
Grant Prideco, Inc.*	4,160	48,880
Great Plains Energy, Inc.	2,240	64,691
Greater Bay Bancorp	1,600	32,864
GreenPoint Financial Corp.	3,200	163,009
GTECH Holdings Corp.*	1,920	72,288
Hanover Compressor Co.*	2,240	25,312
Harris Corp.	2,240	67,312
Harsco Corp.	1,280	46,144
Harte-Hanks, Inc.	4,800	91,200
Hawaiian Electric Industries, Inc.	1,280	58,688
HCC Insurance Holdings, Inc.	2,240	66,237
Health Net, Inc.*	3,840	126,529
Helmerich & Payne, Inc.	1,600	46,720
Henry (Jack) & Associates, Inc.	3,200	56,928
Henry Schein, Inc.*	1,600	83,744
Herman Miller, Inc.	2,560	51,738
Hibernia Corp.	5,440	98,790
Hillenbrand Industries, Inc.	2,240	113,008
Hispanic Broadcasting Corp.—Class A*	3,840	97,728
HON Industries, Inc.	1,920	58,560
Horace Mann Educators Corp.	1,280	20,646
Hormel Foods Corp.	4,800	113,760
Hospitality Properties Trust	2,240	70,000
Hubbell, Inc.—Class B	1,920	63,552

Common Stocks, continued

	Shares	Value
ICN Pharmaceuticals, Inc.	2,880	$48,269
IDACORP, Inc.	1,280	33,600
IDEC Pharmaceuticals Corp.*	5,120	174,080
Imation Corp.	1,280	48,410
IMC Global, Inc.	3,840	25,766
Independence Community Bank Corp.	1,920	54,182
IndyMac Bancorp, Inc.	1,920	48,806
InFocus Corp.*	1,280	6,042
Integrated Circuit Systems, Inc.*	2,240	70,403
Integrated Device Technology, Inc.*	3,520	38,896
International Rectifier Corp.*	2,240	60,077
International Speedway Corp.	1,920	75,859
Internet Security Systems, Inc.*	1,600	23,184
Intersil Corp.—Class A*	4,800	127,728
Interstate Bakeries Corp.	1,600	20,320
Investment Technology Group, Inc.*	1,600	29,760
Investors Financial Services Corp.	2,240	64,982
IVAX Corp.*	6,720	119,952
J.B. Hunt Transport Services, Inc.*	1,280	48,320
Jacobs Engineering Group, Inc.*	1,920	80,928
JM Smucker Co.	1,600	63,824
Keane, Inc.*	2,240	30,531
Kelly Services, Inc.—Class A	1,280	30,016
KEMET Corp.*	2,880	29,088
Kennametal, Inc.	1,280	43,315
Korn/Ferry International*	1,280	10,368
Krispy Kreme Doughnuts, Inc.*	1,920	79,066
L-3 Communications Holdings, Inc.*	2,560	111,335
LaBranche & Co., Inc.	1,920	39,725
Lam Research Corp.*	4,480	81,581
Lancaster Colony Corp.	1,280	49,485
Lattice Semiconductor Corp.*	3,840	31,603
Lear Corp.*	2,240	103,084
Lee Enterprises, Inc.	1,600	60,048
Legato Systems, Inc.*	3,840	32,218
Legg Mason, Inc.	2,240	145,487
Lennar Corp.—Class B	2,478	177,177
Lennar Corporation	57	3,916
Leucadia National Corp.	1,920	71,270
Liberty Property Trust	2,560	88,576
LifePoint Hospitals, Inc.*	1,280	26,803
Lincare Holdings, Inc.*	3,840	120,998
Longs Drug Stores Corp.	1,280	21,248
Longview Fibre Co.	1,600	13,120
LTX Corp.*	1,600	13,792
Lubrizol Corp.	1,600	49,584
Lyondell Chemical Co.	5,440	73,604
M&T Bank Corp.	3,200	269,505
Mack-Cali Realty Corp.	1,920	69,850
Macromedia, Inc.*	1,920	40,397
Macrovision Corp.*	1,600	31,872
Mandalay Resort Group	2,240	71,344
Manpower, Inc.	2,560	94,950
Martin Marietta Materials	1,600	53,776
McDATA Corp.—Class A*	3,840	56,333
MDU Resources Group, Inc.	2,560	85,734
Media General, Inc.—Class A	640	36,608
Mentor Graphics Corp.*	2,240	32,435
Mercantile Bankshares Corp.	2,240	88,211
Michaels Stores, Inc.*	2,240	85,254

See accompanying notes to the financial statements.

68

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Micrel, Inc.*	3,200	$33,248
Microchip Technology, Inc.	6,720	165,514
Millennium Pharmaceuticals, Inc.*	9,600	151,008
Minerals Technologies, Inc.	640	31,142
Modine Manufacturing Co.	1,280	24,794
Mohawk Industries, Inc.*	2,240	124,387
MONY Group, Inc.	1,600	43,120
Moore Wallace, Inc.*	200	2,936
MPS Group, Inc.*	3,520	24,218
Murphy Oil Corp.	3,200	168,320
Mylan Laboratories, Inc.	6,080	211,402
National Commerce Financial Corp.	7,040	156,218
National Fuel Gas Co.	2,880	75,024
National Instruments Corp.*	1,920	72,538
National—Oilwell, Inc.*	2,880	63,360
Neiman Marcus Group, Inc.—Class A*	1,600	58,560
Network Associates, Inc.*	5,120	64,922
Neuberger Berman, Inc.	2,560	102,170
New Plan Excel Realty Trust, Inc.	3,200	68,320
New York Community Bancorp	4,480	130,323
Newport Corp.*	1,280	18,944
Noble Energy, Inc.	1,920	72,576
Nordson Corp.	1,280	30,528
Northeast Utilities System	4,800	80,352
NSTAR	1,920	87,456
OGE Energy Corp.	2,560	54,707
Ohio Casualty Corp.*	1,920	25,306
Old Republic International Corp.	4,160	142,563
Olin Corp.	1,920	32,832
Omnicare, Inc.	3,200	108,128
ONEOK, Inc.	2,560	50,253
Outback Steakhouse, Inc.	2,560	99,840
Overture Services, Inc.*	1,920	34,810
Oxford Health Plans, Inc.*	2,880	121,047
PacifiCare Health Systems, Inc.*	1,280	63,142
Packaging Corp. of America*	3,520	64,874
Park Place Entertainment Corp.*	10,240	93,082
Patterson Dental Co.*	2,240	101,651
Patterson—UTI Energy, Inc.*	2,560	82,944
Payless ShoeSource, Inc.*	1,920	24,000
Peabody Energy Corp.	1,600	53,744
Pentair, Inc.	1,600	62,496
Pepco Holdings, Inc.	3,520	67,443
PepsiAmericas, Inc.	5,440	68,326
Perrigo Co.	2,560	40,038
Petsmart, Inc.*	4,800	80,016
Pharmaceutical Resources, Inc.*	960	46,714
Philadelphia Suburban Corp.	2,240	54,611
Pier 1 Imports, Inc.	3,200	65,280
Pioneer Natural Resources Co.*	3,840	100,224
Plantronics, Inc.*	1,600	34,672
Plexus Corp.*	1,280	14,758
PMI Group, Inc.	3,200	85,888
PNM Resources, Inc.	1,280	34,240
Pogo Producing Co.	1,920	82,080
Polycom, Inc.*	3,520	48,787
Potlatch Corp.	960	24,720
Powerwave Technologies, Inc.*	2,240	14,045
Precision Castparts Corp.	1,920	59,712
Price Communications Corp.*	1,920	24,787

Common Stocks, continued

	Shares	Value
Pride International, Inc.*	4,480	$84,314
Protective Life Corp.	2,240	59,920
Protein Design Labs, Inc.*	2,880	40,262
Provident Financial Group, Inc.	1,600	41,008
Puget Energy, Inc.	2,880	68,746
Quanta Services, Inc.*	3,840	27,264
Quantum Corp.*	5,440	22,032
Questar Corp.	2,880	96,393
Radian Group, Inc.	3,200	117,280
Rayonier, Inc.	1,600	52,800
Reader’s Digest Association, Inc.	3,520	47,450
Republic Services, Inc.*	5,760	130,580
Retek, Inc.*	1,920	12,288
Reynolds & Reynolds Co.	2,240	63,974
RF Micro Devices, Inc.*	5,760	34,675
Rollins, Inc.	1,600	30,160
Roslyn Bancorp, Inc.	2,880	61,891
Ross Stores, Inc.	2,560	109,414
RPM, Inc.	3,840	52,800
RSA Security, Inc.*	1,920	20,640
Ruby Tuesday, Inc.	1,920	47,482
Ruddick Corp.	1,600	25,152
Saks, Inc.*	4,800	46,560
Sandisk Corp.*	2,240	90,384
SCANA Corp.	3,520	120,667
Scholastic Corp.*	1,280	38,118
SEI Investments Co.	3,840	122,879
Semtech Corp.*	2,560	36,454
Sensient Technologies Corp.	1,600	36,784
Sepracor, Inc.*	2,880	51,926
Sequa Corp.—Class A*	320	10,976
SICOR, Inc.*	4,160	84,614
Sierra Pacific Resources*	3,840	22,810
Silicon Laboratories, Inc.*	1,600	42,624
Silicon Valley Bancshares*	1,600	38,096
Six Flags, Inc.*	3,200	21,696
Smith International, Inc.*	3,200	117,568
Smithfield Foods, Inc.*	3,840	88,013
Sonoco Products Co.	3,200	76,864
Sotheby’s Holdings, Inc.—Class A*	2,240	16,666
Sovereign Bancorp, Inc.	8,960	140,224
SPX Corp.*	2,560	112,793
StanCorp Financial Group, Inc.	960	50,131
Stericycle, Inc.	1,280	49,254
STERIS Corp.*	2,240	51,722
Storage Technology Corp.*	3,520	90,605
Superior Industries International, Inc.	960	40,032
Swift Transportation Co., Inc.*	2,880	53,626
Sybase, Inc.*	3,520	48,963
Sylvan Learning Systems, Inc.*	1,280	29,235
Synopsys, Inc.*	2,560	158,336
TCF Financial Corp.	2,560	101,990
Tech Data Corp.*	1,920	51,283
Tecumseh Products Co.	640	24,518
Teleflex, Inc.	1,280	54,464
Telephone & Data Systems, Inc.	1,920	95,424
The Cheesecake Factory, Inc.*	1,600	57,424
Tidewater, Inc.	1,920	56,390
Timberland Co.—Class A*	1,280	67,661
Titan Corp.*	2,560	26,342

See accompanying notes to the financial statements.

69

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Toll Brothers, Inc.*	2,240	$63,414
Tootsie Roll Industries, Inc.	1,920	58,541
Transaction Systems Architects, Inc.*	1,280	11,469
Triad Hospitals, Inc.*	2,560	63,539
Trinity Industries, Inc.	1,600	29,616
TriQuint Semiconductor, Inc.*	4,480	18,637
Tyson Foods, Inc.—Class A	12,160	129,139
Unifi, Inc.*	1,920	11,904
United Dominion Realty Trust, Inc.	3,520	60,614
United Rentals, Inc.*	2,560	35,558
Unitrin, Inc.	2,240	60,749
Universal Corp.	960	40,608
Universal Health Services, Inc.—Class B*	1,920	76,070
Valassis Communications, Inc.*	1,920	49,382
Valero Energy Corp.	3,840	139,507
Valspar Corp.	1,600	67,552
Varco International, Inc.*	3,200	62,720
Varian Medical Systems, Inc.*	2,240	128,956
Varian, Inc.*	960	33,283
Vectren Corp.	2,240	56,112
Vertex Pharmaceuticals, Inc.*	2,560	37,376
Viad Corp.	3,200	71,648
Vishay Intertechnology, Inc.*	5,440	71,808
VISX, Inc.*	1,920	33,312
W.R. Berkley Corp.	1,920	101,184
Waddell & Reed Financial, Inc.	2,880	73,930
Washington Post Co.—Class B	320	234,528
Wausau—Mosinee Paper Corp.	1,920	21,504
Weatherford International, Ltd.*	4,160	174,304
Webster Financial Corp.	1,600	60,480
Werner Enterprises, Inc.	1,920	40,704
Westamerica Bancorporation	1,280	55,142
Westar Energy, Inc.	2,560	41,549
Western Gas Resources, Inc.	1,280	50,688
Westwood One, Inc.*	3,520	119,434
WGL Holdings, Inc.	1,600	42,720
Whole Foods Market, Inc.*	1,920	91,258
Williams—Sonoma, Inc.*	3,840	112,128
Wilmington Trust Corp.	2,240	65,744
Wind River Systems, Inc.*	2,560	9,754
Wisconsin Energy Corp.	3,840	111,360
WPS Resources Corp.	960	38,592
XTO Energy, Inc.	6,080	122,269
York International Corp.	1,280	29,952

TOTAL COMMON STOCKS		26,892,919

Federal Home Loan Bank (15.5%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 7/1/03	$4,710,000	$4,709,935

TOTAL FEDERAL HOME LOAN BANK		4,709,935

TOTAL INVESTMENTS (Cost $30,177,643)(a)—104.1%		31,602,854
Net other assets (liabilities)—(4.1)%		(1,248,407)

NET ASSETS—100.0%		$30,354,447

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
S&P MidCap 400 Futures Contract expiring September 2003 (Underlying face amount at value $2,387,545)	10	$12,455
Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
S&P MidCap 400 Index Swap Agreements expiring 08/27/03 (Underlying notional amount at value $32,055,239)	66,753	$(136,175)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$1,816,787
Unrealized depreciation	(391,576)

Net unrealized appreciation/depreciation	$1,425,211

See accompanying notes to the financial statements.

70

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

The ProFund VP UltraMid-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.4%
Aerospace/Defense	0.5%
Agriculture	0.1%
Airlines	0.1%
Apparel	0.8%
Auto Parts & Equipment	1.0%
Banks	6.0%
Beverages	0.6%
Biotechnology	1.4%
Building Materials	0.3%
Chemicals	2.1%
Coal	0.3%
Commercial Services	2.9%
Communication Services	0.3%
Computers	4.3%
Distribution/Wholesale	0.9%
Diversified Financial Services	2.3%
Electric	4.3%
Electrical Components & Equipment	0.7%
Electronics	1.1%
Engineering & Construction	0.4%
Entertainment	0.7%
Environmental Control	0.6%
Food	2.6%
Forest Products & Paper	0.7%
Gas	0.5%
Hand/Machine Tools	0.1%
Health Care	0.2%
Healthcare—Products	2.9%
Healthcare—Services	2.6%
Home Builders	1.5%
Home Furnishings	0.2%
Household Products/Wares	0.5%
Insurance	4.7%
Internet	1.2%
Iron/Steel	0.1%
Leisure Time	0.1%
Lodging	0.7%
Machinery—Diversified	0.4%
Media	2.8%
Metal Fabrication/Hardware	0.2%
Miscellaneous Manufacturing	1.7%
Office Furnishings	0.4%
Oil & Gas	3.5%
Oil & Gas Services	2.3%
Packaging & Containers	0.5%
Pharmaceuticals	5.1%
Pipelines	1.1%
Real Estate Investment Trust	1.4%
Retail	6.2%
Savings & Loans	2.3%
Semiconductors	3.0%
Software	2.5%
Telecommunications	1.9%
Textiles	0.6%
Transportation	1.7%
Trucking & Leasing	0.1%
Water	0.2%
Other	11.4%

See accompanying notes to the financial statements.

71

PROFUNDS VP

ProFund VP UltraMid-Cap

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $30,177,643)	$31,602,854
Cash	33,711
Segregated cash balances with brokers for futures contracts	270,955
Dividends and interest receivable	10,254
Receivable for investments sold	48,063
Prepaid expenses	202

Total Assets	31,966,039

Liabilities:
Payable for capital shares redeemed	1,405,422
Unrealized depreciation on swap agreements	136,175
Variation margin on futures contracts	22,045
Advisory fees payable	13,529
Management services fees payable	2,706
Administration fees payable	979
Administrative services fees payable	9,446
Distribution fees payable	5,434
Other accrued expenses	15,856

Total Liabilities	1,611,592

Net Assets	$30,354,447

Net Assets consist of:
Capital	$33,281,129
Accumulated net investment income/(loss)	(60,437)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(4,167,736)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	1,301,491

Net Assets	$30,354,447

Shares of Beneficial Interest Outstanding	1,450,116

Net Asset Value (offering and redemption price per share)	$20.93

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$45,524
Interest	25,159

Total Investment Income	70,683

Expenses:
Advisory fees	49,164
Management services fees	9,833
Administration fees	4,778
Administrative services fees	28,130
Distribution fees	16,273
Custody fees	15,894
Fund accounting fees	6,603
Transfer agent fees	5,138
Other fees	6,566

Total Gross Expenses before reductions	142,379
Less Expenses reduced by the Advisor	(12,773)

Total Net Expenses	129,606

Net Investment Income/(Loss)	(58,923)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	362,660
Net realized gains (losses) on futures contracts and swap agreements	2,687,749
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	518,425

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	3,568,834

Change in Net Assets Resulting from Operations	$3,509,911

See accompanying notes to the financial statements.

72

PROFUNDS VP

ProFund VP UltraMid-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the period May 1, 2002(a) through December 31, 2002

	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$(58,923)	$(48,816)
Net realized gains (losses) on investments, futures contracts and swap agreements	3,050,409	(7,293,223)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	518,425	783,066

Change in net assets resulting from operations	3,509,911	(6,558,973)

Capital Transactions:
Proceeds from shares issued	147,530,267	379,471,152
Cost of shares redeemed	(141,462,974)	(352,134,936)

Change in net assets resulting from capital transactions	6,067,293	27,336,216

Change in net assets	9,577,204	20,777,243
Net Assets:
Beginning of period	20,777,243	—

End of period	$30,354,447	$20,777,243

Share Transactions:
Issued	8,186,529	19,455,653
Redeemed	(7,936,000)	(18,256,066)

Change in shares	250,529	1,199,587

(a)	Commencement of operations

See accompanying notes to the financial statements.

73

PROFUNDS VP

ProFund VP UltraMid-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$17.32		$30.00

Investment Activities:
Net investment income/(loss)	(0.08	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	3.69		(12.59)

Total income/(loss) from investment activities	3.61		(12.68)

Net Asset Value, End of Period	$20.93		$17.32

Total Return	20.84	%(c)	(42.27	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$30,354,447		$20,777,243
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	(0.90	)%(d)	(0.72	)%(d)
Ratio of gross expenses to average net assets	2.17	%(d)	2.36	%(d)
Portfolio turnover(e)	582%		2,654%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

74

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (84.8%)

	Shares	Value
Aaron Rents, Inc.	1,175	$30,315
Abgenix, Inc.*	6,580	69,024
ABM Industries, Inc.	3,290	50,666
Actel Corp.*	1,880	38,540
Action Performance Cos., Inc.	1,410	26,790
Actuant Corp.*	940	44,481
Acuity Brands, Inc.	3,525	64,049
Adolor Corp.*	3,290	40,368
ADTRAN, Inc.*	2,350	120,532
Advanced Digital Information Corp.*	5,405	53,996
Advanced Neuromodulation Systems, Inc.*	705	36,498
ADVO, Inc.*	1,645	73,038
Aeroflex, Inc.*	5,875	45,473
AFC Enterprises, Inc.*	1,175	19,082
Agile Software Corp.*	3,995	38,552
AGL Resources, Inc.	6,580	167,395
Airborne, Inc.	5,405	112,965
Airgas, Inc.	5,875	98,406
AirTran Holdings, Inc.*	5,640	59,051
Alaska Air Group, Inc.*	2,115	45,367
Albany International Corp.—Class A	2,115	57,951
Albany Molecular Research, Inc.*	1,880	28,388
Alexander & Baldwin, Inc.	3,525	93,518
Alexandria Real Estate Equities, Inc.	2,115	95,175
Alkermes, Inc.*	4,700	50,525
Allen Telecom, Inc.*	3,760	62,115
Alliance Gaming Corp.*	3,525	66,658
Alpharma, Inc.	2,820	60,912
AMC Entertainment, Inc.*	2,585	29,572
Amcore Financial, Inc.	2,115	49,237
American Capital Strategies, Ltd.	7,990	199,271
American Italian Pasta Co.*	2,115	88,090
American Management Systems, Inc.*	3,995	57,049
American Medical Systems Holdings, Inc.*	5,405	91,182
American States Water Co.	1,410	38,493
American Tower Corp.*	13,865	122,704
AMERIGROUP Corp.*	705	26,226
Ameritrade Holding Corp.—Class A*	15,275	113,188
Ametek, Inc.	3,290	120,579
Amli Residential Properties Trust	1,410	33,206
AmSurg Corp.*	2,350	71,675
Amylin Pharmaceuticals, Inc.*	5,875	128,604
Analogic Corp.	705	34,376
Anchor BanCorp Wisconsin, Inc.	1,880	44,913
Anixter International, Inc.*	3,525	82,591
AnnTaylor Stores Corp.*	5,170	149,671
ANSYS, Inc.*	1,175	36,543
Anteon International Corp.*	1,410	39,353
Anthracite Capital, Inc.	5,875	70,853
Anworth Mortgage Asset Corp.	2,350	36,237
Apogee Enterprises, Inc.	2,350	21,197
Applera Corp.—Celera Genomics Group*	6,110	63,055
Applied Industrial Technologies, Inc.	1,645	34,710
Apria Healthcare Group, Inc.*	3,760	93,549
Arbitron, Inc.*	2,585	92,285
Arch Chemicals, Inc.	1,880	35,908
Arch Coal, Inc.	4,230	97,205
Argosy Gaming Co.*	2,350	49,139
Ariba, Inc.*	22,090	65,607

Common Stocks, continued

	Shares	Value
Arkansas Best Corp.	5,170	$122,993
Armor Holdings, Inc.*	2,115	28,341
Arris Group, Inc.*	5,405	26,809
Arrow International, Inc.	705	31,126
ArthroCare Corp.*	1,880	31,509
Ascential Software Corp.*	5,062	83,211
Asyst Technologies, Inc.*	3,290	22,010
Atherogenics, Inc.*	2,585	38,594
Atlantic Coast Airlines Holdings, Inc.*	3,525	47,552
ATMI, Inc.*	2,350	58,680
Atmos Energy Corp.	4,700	116,560
Atrix Laboratories, Inc.*	2,115	46,509
Atwood Oceanics, Inc.*	705	19,141
Avid Technology, Inc.*	2,820	98,897
Avista Corp.	4,230	59,855
Avocent Corp.*	5,170	154,738
Axcelis Technologies, Inc.*	10,810	66,157
Aztar Corp.*	3,055	49,216
Baldor Electric Co.	3,055	62,933
Bandag, Inc.	940	35,034
Bankatlantic Bancorp, Inc.—Class A	3,525	41,912
BankUnited Financial Corp.—Class A*	3,760	75,764
Banta Corp.	2,115	68,463
BARRA, Inc.*	2,350	83,895
Bay View Capital Corp.*	5,405	31,241
Beazer Homes U.S.A., Inc.*	1,645	137,358
Bedford Property Investors, Inc.	1,410	40,044
Belden, Inc.	2,115	33,607
Benchmark Electronics, Inc.*	1,880	57,829
Bio-Rad Laboratories, Inc.—Class A*	1,645	91,051
BioMarin Pharmaceutical, Inc.*	3,760	36,698
Black Box Corp.	2,350	85,070
Black Hills Corp.	2,350	72,145
Blyth, Inc.	2,820	76,704
Bob Evans Farms, Inc.	5,640	155,832
Borland Software Corp.*	8,930	87,246
Boston Private Financial Holdings, Inc.	2,820	59,446
Bowne & Co., Inc.	2,820	36,745
Boyd Gaming Corp.*	2,820	48,673
Brady Corp.—Class A	1,645	54,861
Brandywine Realty Trust	3,055	75,214
Briggs & Stratton Corp.	1,880	94,939
Bright Horizons Family Solutions, Inc.*	940	31,546
Brookline Bancorp, Inc.	6,110	85,540
Brooks Automation, Inc.*	6,345	71,952
Brown Shoe Company, Inc.	1,645	49,021
Burlington Coat Factory Warehouse Corp.	1,645	29,446
C&D Technologies, Inc.	2,350	33,746
Cabot Microelectronics Corp.*	3,995	201,627
Cabot Oil & Gas Corp.	2,585	71,372
CACI International, Inc.—Class A*	3,055	104,787
Cal Dive International, Inc.*	3,290	71,722
California Pizza Kitchen, Inc.*	1,410	30,315
Cambrex Corp.	2,115	48,687
Capital Automotive REIT	5,170	144,708
CARBO Ceramics, Inc.	705	26,261
Carlisle Cos., Inc.	2,820	118,890
Casey’s General Stores, Inc.	3,290	46,521
Cato Corp.—Class A	1,410	29,723

See accompanying notes to the financial statements.

75

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
CBL & Associates Properties, Inc.	2,350	$101,050
CDI Corp.*	1,175	30,503
Cell Genesys, Inc.*	7,050	60,912
Cell Therapeutics, Inc.*	2,820	27,439
Centex Construction Products, Inc.	705	28,263
Central Garden & Pet Co.*	1,175	28,024
CH Energy Group, Inc.	1,410	63,450
Charming Shoppes, Inc.*	8,930	44,382
Charter Municipal Mortgage Acceptance Co.	3,525	67,010
Chateau Communities, Inc.	3,055	90,397
Checkpoint Systems, Inc.*	3,055	43,228
Chelsea Property Group, Inc.	3,525	142,093
Chesapeake Corp.	1,175	25,674
Chesapeake Energy Corp.	14,335	144,783
Chiquita Brands International, Inc.*	3,055	44,298
Chittenden Corp.	4,700	128,544
Choice Hotels International, Inc.*	1,880	51,343
Christopher & Banks Corp.*	2,115	78,234
Ciber, Inc.*	4,700	32,994
Cima Labs, Inc.*	1,410	37,915
Cincinnati Bell, Inc.*	16,685	111,790
Claire’s Stores, Inc.	4,465	113,232
Clarcor, Inc.	2,115	81,533
CLECO Corp.	3,525	61,053
Cognex Corp.*	5,875	131,306
Cognizant Technology Solutions Corp.*	7,755	188,911
Coherent, Inc.*	2,820	67,483
Cohu, Inc.	1,880	29,328
Coinstar, Inc.*	3,290	62,049
Colonial Properties Trust	1,880	66,157
Commerce Group, Inc.	2,115	76,563
Commercial Federal Corp.	3,995	84,694
Commercial Metals Co.	2,115	37,626
Commercial NET Lease Realty	3,995	68,874
Commonwealth Telephone Enterprises, Inc.*	1,410	61,998
Commscope, Inc.*	4,700	44,650
Community Bank System, Inc.	940	35,720
Comstock Resources, Inc.*	1,880	25,718
CONMED Corp.*	3,290	60,075
Connetics Corp.*	2,820	42,215
Consolidated Graphics, Inc.*	940	21,507
Cooper Companies, Inc.	3,525	122,564
Corinthian Colleges, Inc.*	4,465	216,865
Corixa Corp.*	3,760	29,065
Corn Products International, Inc.	3,055	91,742
Cornerstone Realty Income Trust, Inc.	4,230	30,921
Corporate Executive Board Co.*	3,760	153,483
Corporate Office Properties Trust	1,645	27,850
Corrections Corp. of America*	2,350	59,525
Cost Plus, Inc.*	2,350	83,801
Covance, Inc.*	4,935	89,324
Cray, Inc.*	5,640	44,556
Credence Systems Corp.*	5,640	47,771
Cree Research, Inc.*	6,815	110,948
Crompton Corp.	9,635	67,927
Cross Country Healthcare, Inc.*	2,820	37,196
Crown American Realty Trust	2,115	22,715
Crown Holdings, Inc.*	16,450	117,453
Cuno, Inc.*	1,410	50,929

Common Stocks, continued

	Shares	Value
Curtiss-Wright Corp.	940	$59,407
CV Therapeutics, Inc.*	2,820	83,641
Cyberonics, Inc.*	4,465	96,043
Cytec Industries, Inc.*	4,465	150,917
Daktronics, Inc.*	1,175	19,211
Datascope Corp.	940	27,758
Del Monte Foods Co.*	18,565	164,114
Delphi Financial Group, Inc.—Class A	1,175	54,990
Delta & Pine Land Co.	3,290	72,314
Denbury Resources, Inc.*	2,115	28,404
Dendrite International, Inc.*	3,055	39,348
Digital Insight Corp.*	3,055	58,198
Digital River, Inc.*	6,110	117,923
Dime Community Bancshares, Inc.	3,055	77,750
DIMON, Inc.	3,525	25,239
Dionex Corp.*	1,645	65,389
Documentum, Inc.*	6,815	134,051
Dollar Thrifty Automotive Group, Inc.*	2,115	39,233
DoubleClick, Inc.*	10,105	93,471
DQE, Inc.	7,285	109,785
Dress Barn, Inc.*	1,880	23,820
DRS Technologies, Inc.*	2,115	59,051
DSP Group, Inc.*	3,055	65,774
Duane Reade, Inc.*	2,115	31,196
DuPont Photomasks, Inc.*	3,290	61,951
Dycom Industries, Inc.*	4,230	68,949
E.piphany, Inc.*	5,405	27,620
EarthLink, Inc.*	10,575	83,437
East-West Bancorp, Inc.	4,465	161,364
Eastgroup Properties, Inc.	1,410	38,070
Echelon Corp.*	2,350	32,360
Eclipsys Corp.*	3,525	36,801
EDO Corp.	1,410	24,957
eFunds Corp.*	4,700	54,191
EGL, Inc.*	7,285	110,732
El Paso Electric Co.*	3,995	49,258
Electro Scientific Industries, Inc.*	5,640	85,502
Electronics for Imaging, Inc.*	5,170	104,899
ElkCorp	1,645	37,013
EMCOR Group, Inc.*	1,410	69,598
Empire District Electric Co.	1,880	40,890
Endo Pharmaceuticals Holdings, Inc.*	1,880	31,810
Energen Corp.	3,055	101,732
Engineered Support Systems, Inc.	1,175	49,174
Entegris, Inc.*	4,465	60,010
Enterasys Networks, Inc.*	13,630	41,299
Entertainment Properties Trust	2,115	60,806
Enzo Biochem, Inc.*	1,984	42,696
Enzon, Inc.*	5,875	73,555
EPIQ Systems, Inc.*	1,645	28,245
Equity One, Inc.	1,880	30,832
eResearch Technology, Inc.*	7,990	177,058
ESCO Technologies, Inc.*	1,175	51,700
eSPEED, Inc.—Class A*	2,350	46,436
ESS Technology, Inc.*	6,580	64,155
Essex Property Trust, Inc.	1,880	107,630
Esterline Technologies Corp.*	1,880	32,731
Evergreen Resources, Inc.*	2,350	127,629
Exar Corp.*	3,525	55,801
Exelixis, Inc.*	3,995	27,725
Extreme Networks, Inc.*	11,515	61,030

See accompanying notes to the financial statements.

76

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Exult, Inc.*	3,995	$34,237
F5 Networks, Inc.*	2,585	43,557
FactSet Research Systems, Inc.	2,350	103,518
Federal Realty Investment Trust	4,935	157,919
Federal Signal Corp.	4,700	82,579
FEI Co.*	2,820	52,903
FelCor Lodging Trust, Inc.	4,230	33,206
Ferro Corp.	3,290	74,124
Fidelity National Information Solutions, Inc.*	1,175	30,644
Filenet Corp.*	6,580	118,703
Financial Federal Corp.*	1,410	34,404
Finish Line, Inc.—Class A*	1,645	36,535
First BanCorp.	2,820	77,409
First Community Bancorp—Class A	940	29,300
First Financial Holdings, Inc.	1,175	31,772
First Niagara Financial Group, Inc.	2,350	32,806
First Republic Bank*	2,820	75,012
FirstFed Financial Corp.*	2,820	99,517
Flagstar Bancorp, Inc.	3,290	80,441
FLIR Systems, Inc.*	6,110	184,216
Florida Rock Industries, Inc.	1,645	67,906
Flowers Foods, Inc.	2,820	55,723
FMC Corp.*	2,820	63,817
Fossil, Inc.*	4,935	116,268
Foundry Networks, Inc.*	9,870	142,128
Fred’s, Inc.	2,585	96,110
Fremont General Corp.	4,935	67,610
Frontier Oil Corp.	2,350	35,720
FTI Consulting, Inc.*	3,177	79,330
FuelCell Energy, Inc.*	5,170	42,342
G & K Services, Inc.	1,880	55,648
Gables Residential Trust	2,820	85,249
Gardner Denver, Inc.*	1,410	28,849
Gartner Group, Inc.*	7,050	53,439
Genesco, Inc.*	1,880	33,276
Genesis Microchip, Inc.*	3,055	41,365
Genlyte Group, Inc.*	940	32,872
Genta, Inc.*	3,525	46,953
Georgia Gulf Corp.	3,055	60,489
Getty Realty Corp.	1,410	31,471
Glenborough Realty Trust, Inc.	2,585	49,503
Glimcher Realty Trust	2,585	57,904
Global Industries, Ltd.*	5,640	27,185
GlobespanVirata, Inc.*	9,870	81,428
Gold Banc Corp., Inc.	4,700	49,397
Granite Construction, Inc.	2,820	54,031
Great Lakes Chemical Corp.	3,760	76,704
Great Lakes REIT, Inc.	1,880	30,080
Grey Wolf, Inc.*	14,100	56,964
Griffon Corp.*	2,350	37,600
Group 1 Automotive, Inc.*	1,645	53,314
Guitar Center, Inc.*	1,880	54,520
Gymboree Corp.*	2,115	35,490
Haemonetics Corp.*	1,410	26,367
Hain Celestial Group, Inc.*	1,880	30,061
Hancock Fabrics, Inc.	1,645	26,567
Handleman Co.*	2,115	33,840
Hanover Compressor Co.*	5,170	58,421
Harbor Florida Bancshares, Inc.	1,880	45,045
Harland (John H.) Co.	3,055	79,919

Common Stocks, continued

	Shares	Value
Headwaters, Inc.*	3,055	$44,878
Health Care REIT, Inc.	3,995	121,848
Healthcare Realty Trust, Inc.	3,760	109,604
Heartland Express, Inc.*	3,760	83,660
Hecla Mining Co.*	7,285	30,816
Heritage Property Investment Trust	1,880	50,910
Hilb, Rogal & Hamilton Co.	3,055	103,991
Hollywood Entertainment Corp.*	7,520	129,344
Home Properties of New York, Inc.	3,055	107,658
Hooper Holmes, Inc.	4,465	28,755
Horace Mann Educators Corp.	3,290	53,068
Hot Topic, Inc.*	6,580	177,067
Houston Exploration Co.*	940	32,618
Hovnanian Enterprises—Class A*	2,115	124,679
HRPT Properties Trust	11,280	103,776
Hughes Supply, Inc.	2,115	73,391
Hutchinson Technology, Inc.*	5,405	177,769
Hydril Co.*	940	25,615
Hyperion Solutions Corp.*	3,995	134,871
ICU Medical, Inc.*	1,175	36,601
Identix, Inc.*	7,050	44,768
IDEX Corp.	2,585	93,680
IDEXX Laboratories, Inc.*	6,110	205,784
IDX Systems Corp.*	1,410	21,883
IGEN International, Inc.*	2,350	73,790
IHOP Corp.	1,645	51,933
ILEX Oncology, Inc.*	2,820	54,736
Imagistics International, Inc.*	1,645	42,441
Imation Corp.	940	35,551
ImClone Systems, Inc.*	6,580	208,060
Immucor, Inc.*	940	20,483
IMPAC Mortgage Holdings, Inc.	4,465	74,521
INAMED Corp.*	1,645	88,320
Independent Bank Corp.	940	21,235
Informatica Corp.*	5,405	37,349
Insight Communications Co., Inc.*	4,230	55,751
Insight Enterprises, Inc.*	3,525	35,462
Insituform Technologies, Inc.—Class A*	2,115	37,393
Integra LifeSciences Holdings*	3,525	92,990
Inter-Tel, Inc.	2,115	44,880
Interdigital Communications Corp.*	4,700	109,839
Intergraph Corp.*	7,755	166,732
Intermagnetics General Corp.*	1,410	27,974
InterMune, Inc.*	2,350	37,859
International Multifoods Corp.*	1,410	32,303
Internet Security Systems, Inc.*	3,290	47,672
Interstate Bakeries Corp.	3,760	47,752
Invacare Corp.	2,115	69,795
Invision Technologies, Inc.*	1,410	35,039
Iomega Corp.*	4,465	47,329
Ionics, Inc.*	1,645	36,799
Irwin Financial Corp.	2,115	54,779
Itron, Inc.*	2,350	50,666
ITT Educational Services, Inc.*	4,700	137,475
J.B. Hunt Transport Services, Inc.*	2,585	97,584
Jack in the Box, Inc.*	3,055	68,127
Jacuzzi Brands, Inc.*	5,640	29,836
JAKKS Pacific, Inc.*	2,820	37,478
Jarden Corp.*	940	26,010
JDA Software Group, Inc.*	5,405	60,482

See accompanying notes to the financial statements.

77

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Jefferies Group, Inc.	2,350	$117,007
JM Smucker Co.	3,995	159,361
Jo-Ann Stores, Inc.—Class A*	1,880	47,564
Journal Register Co.*	2,585	46,763
Joy Global, Inc.*	3,995	59,006
K-Swiss, Inc.—Class A	940	32,449
K-V Pharmaceutical Co.*	1,880	52,264
Kansas City Southern Industries, Inc.*	5,405	65,022
Kaydon Corp.	3,055	63,544
Keane, Inc.*	4,700	64,061
Kellwood Co.	2,585	81,763
Kelly Services, Inc.—Class A	1,410	33,065
Kennametal, Inc.	3,055	103,381
Key Energy Group*	9,870	105,807
Kilroy Realty Corp.	2,350	64,625
Kirby Corp.*	1,645	46,389
Knight Trading Group, Inc.*	20,445	127,168
Knight Transportation, Inc.*	2,820	70,218
Koger Equity, Inc.	1,645	28,343
Kopin Corp.*	5,875	35,955
Korn/Ferry International*	3,290	26,649
Kroll, Inc.*	2,350	63,591
Kronos, Inc.*	3,055	155,225
La Quinta Corp.*	11,750	50,643
Laclede Group, Inc.	1,645	44,086
LandAmerica Financial Group, Inc.	1,645	78,138
Landauer, Inc.	705	29,490
Landry’s Restaurants, Inc.	2,115	49,914
Landstar System, Inc.*	1,410	88,619
Lattice Semiconductor Corp.*	7,990	65,758
Legato Systems, Inc.*	7,990	67,036
Lennox International, Inc.	3,760	48,391
Lexington Corporate Properties Trust	2,350	41,595
Libbey, Inc.	1,410	32,007
Liberty Corp.	1,645	69,913
Ligand Pharmaceuticals, Inc.—Class B*	4,935	67,067
Lincoln Electric Holdings, Inc.	2,820	57,556
Linens ‘n Things, Inc.*	4,465	105,419
Littelfuse, Inc.*	1,645	36,782
LNR Property Corp.	2,115	79,101
Lone Star Steakhouse & Saloon, Inc.	1,410	30,696
Lone Star Technologies, Inc.*	2,585	54,750
Longs Drug Stores Corp.	2,820	46,812
Longview Fibre Co.	4,230	34,686
Louisiana-Pacific Corp.*	10,105	109,538
LTX Corp.*	4,700	40,514
M.D.C. Holdings, Inc.	2,476	119,541
M/I Schottenstein Homes, Inc.	1,175	50,149
Macdermid, Inc.	2,350	61,805
Macerich Co.	5,170	181,621
Macrovision Corp.*	4,230	84,262
MAF Bancorp, Inc.	1,880	69,692
Magnum Hunter Resources, Inc.*	4,230	33,798
Manhattan Associates, Inc.*	2,350	61,030
Manitowoc Co.	2,350	52,405
Manufactured Home Communities, Inc.	1,645	57,756
Martek Biosciences Corp.*	1,880	80,727
Marvel Enterprises, Inc.*	4,230	80,793
MascoTech, Inc. (a)*	1,386	0
Massey Energy Co.	5,405	71,076

Common Stocks, continued

	Shares	Value
Maverick Tube Corp.*	3,290	$63,004
Maximus, Inc.*	1,410	38,958
Maxtor Corp.*	20,210	151,777
McDATA Corp.—Class A*	10,810	158,582
Mediacom Communications Corp.*	7,520	74,222
MEMC Electronic Materials, Inc.*	4,700	46,060
Mentor Corp.	6,580	127,520
Mentor Graphics Corp.*	10,340	149,723
Mercury Computer Systems, Inc.*	2,585	46,944
Merit Medical Systems, Inc.*	1,175	23,477
Meritage Corp.*	705	34,728
Methode Electronics, Inc.—Class A	2,820	30,315
MFA Mortgage Investments, Inc.	3,995	40,110
MGI Pharma, Inc.*	2,115	54,207
Micromuse, Inc.*	7,050	56,330
Micros Systems, Inc.*	1,410	46,502
Microsemi Corp.*	2,350	37,600
Mid-America Apartment Communities, Inc.	1,410	38,084
Mid-Atlantic Realty Trust	1,645	34,446
Millennium Chemicals, Inc.	5,640	53,636
Mills Corp.	2,820	94,611
Mine Safety Appliances Co.	705	30,752
Minerals Technologies, Inc.	1,880	91,481
Modine Manufacturing Co.	2,585	50,071
Monaco Coach Corp.*	2,115	32,423
Moog, Inc.—Class A*	1,175	40,831
Moore Wallace, Inc.*	1,170	17,176
Movie Gallery, Inc.*	1,410	26,015
MPS Group, Inc.*	7,990	54,971
Mueller Industries, Inc.*	2,820	76,450
Mykrolis Corp.*	3,290	33,394
Myriad Genetics, Inc.*	15,275	207,893
NACCO Industries, Inc.—Class A	470	27,702
National Health Investors, Inc.	2,115	39,001
National Penn Bancshares, Inc.	1,645	46,192
Nationwide Health Properties, Inc.	4,935	78,615
Nautica Enterprises, Inc.*	2,115	27,135
Nautilus Goup, Inc.	2,585	32,054
Navigant Consulting Co.*	3,760	44,556
NBTY, Inc.*	3,995	84,135
NCI Building Systems, Inc.*	1,645	27,472
NCO Group, Inc.*	1,645	29,462
NDCHealth Corp.	2,820	51,747
Nektar Therapeutics*	5,405	49,888
Net.B@nk, Inc.	15,040	197,926
NetIQ Corp.*	4,230	65,396
NetScreen Technologies, Inc.*	1,645	37,095
Neurocrine Biosciences, Inc.*	4,465	222,981
New Century Financial Corp.	1,880	82,062
New England Business Services, Inc.	1,175	35,250
New Jersey Resources Corp.	2,820	100,110
Newpark Resources, Inc.*	6,110	33,483
Newport Corp.*	3,290	48,692
Nextel Partners, Inc.—Class A*	6,580	48,034
Nordson Corp.	1,880	44,838
Northwest Natural Gas Co.	2,820	76,845
Novell, Inc.*	31,490	96,989
Noven Pharmaceuticals, Inc.*	2,350	24,064
NPS Pharmaceuticals, Inc.*	3,290	80,079
Nu Skin Enterprises, Inc.	3,995	41,748

See accompanying notes to the financial statements.

78

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
NUI Corp.	1,410	$21,883
O’Charley’s, Inc.*	1,410	30,357
Oceaneering International, Inc.*	2,115	54,038
OceanFirst Financial Corp.	940	22,964
Odyssey Healthcare, Inc.*	1,410	52,170
Odyssey Re Holdings Corp.	1,410	29,751
OfficeMax, Inc.*	9,870	64,649
Offshore Logistics, Inc.*	1,880	40,890
Ohio Casualty Corp.*	4,465	58,849
Olin Corp.	5,170	88,407
OmniVision Technologies, Inc.*	1,880	58,656
ONEOK, Inc.	8,460	166,069
Openwave Systems, Inc.*	15,510	30,245
Orbital Sciences Corp.*	3,760	27,448
Oriental Financial Group, Inc.	2,350	60,372
OshKosh B’Gosh, Inc.—Class A	940	25,380
Oshkosh Truck Corp.	1,410	83,641
OSI Pharmaceuticals, Inc.*	3,290	105,971
Overseas Shipholding Group, Inc.	2,350	51,724
Overture Services, Inc.*	4,700	85,211
Owens & Minor, Inc.	3,055	68,279
P.F. Chang’s China Bistro, Inc.*	3,290	161,900
Pacific Capital Bancorp	3,055	107,078
Pacific Sunwear of California, Inc.*	4,465	107,562
PacifiCare Health Systems, Inc.*	2,820	139,110
Palm, Inc.*	2,350	38,235
Pan Pacific Retail Properties	3,995	157,203
Panera Bread Co.*	4,700	187,999
Papa John’s International, Inc.*	1,175	32,959
Parametric Technology Corp.*	22,090	67,375
PAREXEL International Corp.*	2,115	29,504
Park Electrochemical Corp.	1,645	32,818
Parkway Properties, Inc.	705	29,645
Patina Oil & Gas Corp.	2,641	84,908
Paxar Corp.*	2,820	31,020
Payless ShoeSource, Inc.*	9,870	123,374
Pediatrix Medical Group, Inc.*	1,880	67,022
Pegasus Systems, Inc.*	2,115	34,369
Penn National Gaming, Inc.*	3,290	67,610
Penn Virginia Corp.	705	30,315
Pennsylvania REIT	1,410	42,230
Pep Boys-Manny, Moe & Jack	4,230	57,147
Perrigo Co.	5,875	91,885
PFF Bancorp, Inc.	940	36,331
Pharmaceutical Resources, Inc.*	235	11,435
Philadelphia Consolidated Holding Corp.*	1,645	66,458
Phillips-Van Heusen Corp.	2,115	28,827
Photon Dynamics, Inc.*	4,230	116,874
Photronics, Inc.*	4,935	86,116
Piedmont Natural Gas Company, Inc.	3,055	118,565
Pinnacle Systems, Inc.*	8,460	90,522
Pixelworks, Inc.*	3,760	22,334
Plains Exploration & Production Co.*	1,147	12,399
Plains Resources, Inc.*	2,115	29,927
Plantronics, Inc.*	3,760	81,479
Plexus Corp.*	7,990	92,125
PMA Capital Corp.—Class A	3,760	47,263
PNM Resources, Inc.	3,290	88,008
PolyMedica Corp.	705	32,282
PolyOne Corp.	6,815	30,327

Common Stocks, continued

	Shares	Value
Port Financial Corp.	1,175	$63,309
Possis Medical, Inc.*	1,410	19,345
Post Properties, Inc.	3,760	99,640
Potlatch Corp.	2,585	66,564
Power Integrations, Inc.*	2,820	68,582
Power-One, Inc.*	8,225	58,809
Powerwave Technologies, Inc.*	8,930	55,991
Pre-Paid Legal Services, Inc.*	1,410	34,587
Prentiss Properties Trust	3,760	112,762
PRG-Schultz International, Inc.*	3,525	20,798
Price Communications Corp.*	4,230	54,609
PRIMEDIA, Inc.*	11,515	35,121
Priority Healthcare Corp.—Class B*	2,115	39,233
ProAssurance Corp.*	2,115	57,084
Progress Software Corp.*	2,350	48,716
ProQuest Co.*	1,645	42,441
Prosperity Bancshares, Inc.	1,175	22,619
Protein Design Labs, Inc.*	10,575	147,839
Provident Bankshares Corp.	2,350	59,714
Province Healthcare Co.*	4,700	52,029
PS Business Parks, Inc.	940	33,182
PSS World Medical, Inc.*	6,110	35,133
Pulitzer, Inc.	940	46,455
Quanex Corp.	1,410	41,905
Quantum Corp.*	12,220	49,491
Quest Software, Inc.*	3,290	39,151
Quicksilver Resources, Inc.*	940	22,513
Quiksilver, Inc.*	4,700	77,503
R & G Finanical Corp.—Class B	1,410	41,877
RAIT Investment Trust	1,645	43,593
Ralcorp Holdings, Inc.*	2,585	64,522
Rambus, Inc.*	6,580	109,031
Range Resources Corp.*	4,465	27,996
RARE Hospitality International, Inc.*	1,880	61,438
Rayovac Corp.*	2,820	36,519
Realty Income Corp.	3,055	116,334
Red Hat, Inc.*	12,925	97,842
Redwood Trust, Inc.	940	37,515
Regal-Beloit Corp.	1,880	35,908
Regeneron Pharmaceuticals, Inc.*	3,055	48,116
Regis Corp.	6,815	197,975
RehabCare Group, Inc.*	1,410	20,657
Reliance Steel & Aluminum Co.	2,115	43,781
REMEC, Inc.*	4,700	32,712
Remington Oil & Gas Corp.*	1,880	34,554
ResMed, Inc.*	2,820	110,544
Resources Connection, Inc.*	1,645	39,250
Respironics, Inc.*	3,525	132,258
RFS Hotel Investors, Inc.	2,350	28,952
Right Management Consultants, Inc.*	1,645	20,809
RLI Corp.	1,410	46,389
Roadway Corp.	1,645	46,932
Rogers Corp.*	1,410	46,953
Rollins, Inc.	1,175	22,149
Roper Industries, Inc.	3,055	113,646
Roto-Rooter, Inc.	940	35,899
RSA Security, Inc.*	4,465	47,999
Ruddick Corp.	2,820	44,330
Russ Berrie & Co., Inc.	1,410	51,479
Russell Corp.	2,115	40,185

See accompanying notes to the financial statements.

79

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Ryan’s Family Steak Houses, Inc.*	3,760	$52,640
S1 Corp.*	5,875	23,735
Sandisk Corp.*	5,640	227,573
SangStat Medical Corp.*	16,920	221,482
Saxon Capital, Inc.*	2,350	40,843
Scansoft, Inc.*	4,935	26,797
School Specialty, Inc.*	2,115	60,193
Schulman (A.), Inc.	4,700	75,482
Schweitzer-Mauduit International, Inc.	1,410	34,037
SCP Pool Corp.*	2,350	80,840
Seacoast Financial Services Corp.	2,115	41,877
SEACOR SMIT, Inc.*	2,115	77,176
Select Medical Corp.*	1,410	35,010
Selective Insurance Group, Inc.	2,115	52,981
Senior Housing Properties Trust	3,995	54,172
Sensient Technologies Corp.	3,760	86,442
Sepracor, Inc.*	6,345	114,400
SERENA Software, Inc.*	2,115	44,161
Service Corporation International*	24,675	95,492
Shopko Stores, Inc.*	2,585	33,605
Shuffle Master, Inc.*	4,465	131,225
Shurgard Storage Centers, Inc.—Class A	3,525	116,607
Sierra Health Services, Inc.*	2,350	47,000
Sierra Pacific Resources*	8,930	53,044
Silicon Graphics, Inc.*	15,980	18,217
Silicon Image, Inc.*	4,935	27,537
Silicon Laboratories, Inc.*	2,820	75,125
Simpson Manufacturing Co., Inc.*	1,410	51,606
Sinclair Broadcast Group—Class A*	3,760	43,654
Skyworks Solutions, Inc.*	11,985	81,138
SL Green Realty Corp.	3,760	131,186
Smith (A.O.) Corp.	1,410	39,692
Sola International, Inc.*	1,880	32,712
Solutia, Inc.	8,695	18,955
Sonic Corp.*	3,290	83,665
Sonus Networks, Inc.*	15,275	76,833
Sotheby’s Holdings, Inc.—Class A*	3,760	27,974
Sourcecorp*	1,410	30,456
South Financial Group, Inc.	7,990	186,406
Southern Peru Copper Corp.	1,175	17,978
Southern Union Co.*	3,525	59,714
Southwest Bancorporation of Texas, Inc.*	5,170	168,076
Southwest Gas Corp.	2,820	59,728
Southwestern Energy Co.*	2,350	35,274
Sovran Self Storage, Inc.	1,175	37,013
Spanish Broadcasting System, Inc.*	4,935	40,220
Spartech Corp.	1,175	24,922
Speedway Motorsports, Inc.	1,175	31,490
Spherion Corp.*	4,935	34,298
Spinnaker Exploration Co.*	2,115	55,413
SPS Technologies, Inc.	940	25,418
St. Mary Land & Exploration Co.	2,585	70,571
Stage Stores, Inc.*	1,880	44,180
Standard Pacific Corp.	3,290	109,096
Standard Register Co.	1,410	23,237
StarTek, Inc.*	940	24,722
Staten Island Bancorp, Inc.	4,935	96,134
Station Casinos, Inc.*	6,110	154,277
Steel Dynamics, Inc.*	2,820	38,634
Stericycle, Inc.	3,055	117,556

Common Stocks, continued

	Shares	Value
Sterling Bancshares, Inc.	3,525	$46,107
Sterling Financial Corp.*	1,221	29,744
Stewart & Stevenson Services, Inc.	2,350	37,013
Stewart Enterprises, Inc.—Class A*	7,990	34,357
Stewart Information Services Corp.*	1,645	45,813
Stone Energy Corp.*	1,880	78,810
Strayer Education, Inc.	940	74,683
Stride Rite Corp.	3,055	30,428
Summit Properties, Inc.	1,880	38,822
Sunrise Assisted Living, Inc.*	1,645	36,815
Superior Energy Services, Inc.*	4,230	40,100
Superior Industries International, Inc.	3,055	127,394
SureWest Communications	1,175	35,544
SurModics, Inc.*	3,760	114,680
Susquehanna Bancshares, Inc.	3,525	82,309
Swift Energy Co.*	2,115	23,265
Sybron Dental Special, Inc.*	3,290	77,644
Sycamore Networks, Inc.*	13,395	51,303
Sylvan Learning Systems, Inc.*	6,110	139,552
Symyx Technologies, Inc.*	2,350	38,352
Take-Two Interactive Software, Inc.*	4,230	119,878
Taubman Centers, Inc.	3,055	58,534
Techne Corp.*	6,110	185,377
Technitrol, Inc.*	3,525	53,051
Tecumseh Products Co.	1,645	63,020
Tekelec*	4,230	47,799
Teledyne Technologies, Inc.*	2,585	33,864
Telik, Inc.*	2,820	45,317
Tennant Co.	705	25,909
Terex Corp.*	3,525	68,808
Tesoro Petroleum Corp.*	5,640	38,803
Tetra Tech, Inc.*	4,230	72,460
TETRA Technologies, Inc.*	1,175	34,839
Texas Industries, Inc.	1,880	44,744
Texas Regional Bancshares, Inc.—Class A	2,115	73,391
The Medicines Co.*	2,350	46,272
The Men’s Wearhouse, Inc.*	2,585	56,482
The Topps Company, Inc.*	3,055	26,242
Thomas & Betts Corp.*	3,760	54,332
Thor Industries, Inc.	1,410	57,556
Thoratec Corp.*	4,230	63,027
Thornburg Mortgage Asset Corp.	6,110	150,917
THQ, Inc.*	5,875	105,750
Tibco Software, Inc.*	6,815	34,688
Tom Brown, Inc.*	3,055	84,898
Too, Inc.*	4,230	85,658
Toro Co.	2,350	93,413
Town & Country Trust	1,410	32,783
Tractor Supply Co.*	1,410	67,328
Tredegar Corp.	2,115	31,704
Triad Guaranty, Inc.*	705	26,755
Triarc Cos., Inc.*	1,175	35,238
Trimble Navigation, Ltd.*	2,115	48,497
Trimeris, Inc.*	1,880	85,878
Trinity Industries, Inc.	3,290	60,898
TriQuint Semiconductor, Inc.*	11,750	48,880
Triumph Group, Inc.*	1,410	39,720
Tuesday Morning Corp.*	1,645	43,264
Tupperware Corp.	4,465	64,117
U.S. Restaurant Properties, Inc.	2,350	36,895

See accompanying notes to the financial statements.

80

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
UCBH Holdings, Inc.	6,110	$175,234
UGI Corp.	4,230	134,091
UICI*	3,290	49,580
UIL Holdings Corp.	1,175	47,646
Ultratech Stepper, Inc.*	2,115	39,106
Umpqua Holdings Corp.	2,585	49,089
Unifi, Inc.*	4,230	26,226
Unisource Energy Corp.	2,350	44,180
Unit Corp.*	3,290	68,794
United Defense Industries, Inc.*	1,880	48,767
United Natural Foods, Inc.*	1,645	46,290
United Online, Inc.*	1,880	47,639
United Stationers, Inc.*	3,055	110,499
United Surgical Partners International, Inc.*	4,935	111,482
United Therapeutics Corp.*	1,410	30,710
Universal Compression Holdings, Inc.*	1,410	29,413
Universal Corp.	2,350	99,405
Universal Health Realty Income Trust	940	25,380
Urban Outfitters, Inc.*	2,115	75,929
US Oncology, Inc.*	5,875	43,416
USEC, Inc.	7,990	56,089
USF Corp.	2,585	69,717
Valhi, Inc.	2,115	20,346
Valmont Industries, Inc.	1,175	22,866
Varian Semiconductor Equipment Associates, Inc.*	4,700	139,871
Varian, Inc.*	3,055	105,917
VCA Antech, Inc.*	1,880	36,792
Vector Group, Ltd.	1,880	32,900
Veeco Instruments, Inc.*	6,580	112,057
Ventana Medical Systems, Inc.*	1,175	31,937
Ventas, Inc.	7,285	110,368
Verity, Inc.*	5,170	65,452
Viasys Healthcare, Inc.*	2,350	48,645
Vignette Corp.*	19,740	41,059
Vintage Petroleum, Inc.	4,230	47,714
VISX, Inc.*	4,230	73,391
Vitesse Semiconductor Corp.*	17,155	84,403
W Holding Co., Inc.	3,760	63,619
W-H Energy Services, Inc.*	2,115	41,200
Wabtec Corp.	3,055	42,495
Walter Industries, Inc.	2,350	27,613
Washington REIT	3,525	95,880
Waste Connections, Inc.*	2,585	90,604
Watsco, Inc.	1,645	27,241
Watson Wyatt & Company Holdings*	1,645	38,131
Watts Industries, Inc.—Class A	1,410	25,169
Wausau-Mosinee Paper Corp.	3,290	36,848
Waypoint Financial Corp.	3,290	59,352
WD-40 Co.	1,410	40,256
WebEx Communications, Inc.*	2,585	36,061
webMethods, Inc.*	3,995	32,479
Websense, Inc.*	1,880	29,441
Wellman, Inc.	2,820	31,584
Werner Enterprises, Inc.	3,760	79,712
Westar Energy, Inc.	6,345	102,979
Western Digital Corp.*	16,215	167,014
Western Gas Resources, Inc.	1,645	65,142
Westport Resources Corp.*	1,880	42,770

Common Stocks, continued

	Shares	Value
WGL Holdings, Inc.	5,170	$138,038
Wilson Greatbatch Technologies, Inc.*	2,115	76,352
Winnebago Industries, Inc.	1,175	44,533
Wintrust Financial Corp.	1,410	41,736
WMS Industries, Inc.*	2,115	32,973
Wolverine World Wide, Inc.	3,760	72,418
Woodward Governor Co.	705	30,315
Worthington Industries, Inc.	6,580	88,171
WPS Resources Corp.	4,935	198,387
Wright Medical Group, Inc.*	1,410	26,790
WSFS Financial Corp.	1,880	72,192
XM Satellite Radio Holdings, Inc.— Class A*	8,460	93,482
Yankee Candle Co., Inc.*	2,350	54,567
Yellow Corp.*	5,170	119,686
Zoll Medical Corp.*	705	23,660
Zoran Corp.*	3,290	63,201

TOTAL COMMON STOCKS		51,583,182

Warrant (0.0%)
Microstrategy, Inc.	3,674	735

TOTAL WARRANT		735

Convertible Bond (0.3%)

	Principal Amount
Microstrategy, Inc., 7.50%, 06/24/07	$155,600	181,274

TOTAL CONVERTIBLE BOND		181,274

Federal Home Loan Bank (14.1%)
Federal Home Loan Bank, 0.51%, 07/01/03	8,606,000	8,605,880

TOTAL FEDERAL HOME LOAN BANK		8,605,880

TOTAL INVESTMENTS (Cost $55,583,310)(b) —99.2%		60,371,071
Net other assets (liabilities)—0.8%		476,564

NET ASSETS—100.0%		$60,847,635

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
Russell 2000 Futures Contract expiring September 2003 (Underlying face amount at value $41,208,600)	183	$(487,740)

See accompanying notes to the financial statements.

81

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
Russell 2000 Index Swap Agreements expiring 08/27/03-09/26/03 (Underlying notional amount at value $29,130,268)	64,969	$(36,418)

*	Non-income producing security
(a)	Escrowed security
(b)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$5,484,320
Unrealized depreciation	(696,559)

Net unrealized appreciation/depreciation	$4,787,761

The ProFund VP UltraSmall-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.1%
Aerospace/Defense	0.7%
Agriculture	0.4%
Airlines	0.2%
Apparel	0.8%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.4%
Banks	3.6%
Biotechnology	1.8%
Building Materials	0.6%
Chemicals	2.2%
Coal	0.3%
Commercial Services	3.8%
Computers	4.2%
Distribution/Wholesale	0.6%
Diversified Financial Services	1.0%
Electric	1.6%
Electrical Components & Equipment	0.7%
Electronics	2.3%
Energy—Alternate Sources	0.1%
Engineering & Construction	0.4%

Entertainment	0.8%
Environmental Control	0.6%
Food	1.6%
Forest Products & Paper	0.5%
Gas	1.8%
Hand/Machine Tools	0.4%
Healthcare—Products	3.5%
Healthcare—Services	1.7%
Holding Companies—Diversified	0.0%
Home Builders	1.1%
Household Products/Wares	1.0%
Housewares	0.2%
Insurance	1.4%
Internet	2.7%
Investment Companies	0.3%
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.6%
Machinery—Construction & Mining	0.2%
Machinery—Diversified	1.2%
Manufacturing	1.4%
Media	0.8%
Metal Fabricate/Hardware	0.6%
Mining	0.2%
Office/Business Equipment	0.1%
Oil & Gas	2.3%
Oil & Gas Services	1.1%
Packaging & Containers	0.2%
Pharmaceuticals	3.9%
Pipelines	0.2%
Real Estate	0.2%
Real Estate Investment Trust	7.6%
Retail	5.9%
Savings & Loans	1.8%
Semiconductors	3.5%
Software	3.9%
Telecommunications	2.6%
Textiles	0.4%
Toys/Games/Hobbies	0.3%
Transportation	2.1%
Water	0.1%
Other	14.9%

See accompanying notes to the financial statements.

82

PROFUNDS VP

ProFund VP UltraSmall-Cap

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $55,583,310)	$60,371,071
Cash	11,129
Segregated cash balances with brokers for futures contracts	3,054,225
Dividends and interest receivable	54,710
Receivable for investments sold	5,482,837
Receivable for capital shares issued	2,429
Prepaid expenses	771

Total Assets	68,977,172

Liabilities:
Payable for capital shares redeemed	7,949,101
Unrealized depreciation on swap agreements	36,418
Variation margin on futures contracts	23,950
Advisory fees payable	41,000
Management services fees payable	8,200
Administration fees payable	2,716
Administrative services fees payable	27,345
Distribution fees payable	14,655
Other accrued expenses	26,152

Total Liabilities	8,129,537

Net Assets	$60,847,635

Net Assets consist of:
Capital	$99,319,421
Accumulated net investment income/(loss)	(110,715)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(42,624,674)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	4,263,603

Net Assets	$60,847,635

Shares of Beneficial Interest Outstanding	3,128,734

Net Asset Value (offering and redemption price per share)	$19.45

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$122,944
Dividends	113,319

Total Investment Income	236,263

Expenses:
Advisory fees	140,221
Management services fees	28,044
Administration fees	11,669
Administrative services fees	88,691
Distribution fees	46,594
Custody fees	23,226
Fund accounting fees	15,754
Transfer agent fees	12,534
Other fees	17,714

Total Gross Expenses before reductions	384,447
Less Expenses reduced by the Advisor	(15,105)

Total Net Expenses	369,342

Net Investment Income/(Loss)	(133,079)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	(398,852)
Net realized gains (losses) on futures contracts and swap agreements	7,182,629
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	4,731,986

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	11,515,763

Change in Net Assets Resulting from Operations	$11,382,684

See accompanying notes to the financial statements.

83

PROFUNDS VP

ProFund VP UltraSmall-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(133,079)	$(322,840)
Net realized gains (losses) on investments, futures contracts and swap agreements	6,783,777	(12,936,146)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swaps agreements	4,731,986	(12,513,542)

Change in net assets resulting from operations	11,382,684	(25,772,528)

Capital Transactions:
Proceeds from shares issued	222,850,375	914,822,517
Cost of shares redeemed	(203,946,395)	(947,529,845)

Change in net assets resulting from capital transactions	18,903,980	(32,707,328)

Change in net assets	30,286,664	(58,479,856)
Net Assets:
Beginning of period	30,560,971	89,040,827

End of period	$60,847,635	$30,560,971

Share Transactions:
Issued	13,570,182	45,257,718
Redeemed	(12,529,225)	(46,661,053)

Change in shares	1,040,957	(1,403,335)

See accompanying notes to the financial statements.

84

PROFUNDS VP

ProFund VP UltraSmall-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the year ended December 31, 2000		For the period October 18, 1999(a) through December 31, 1999
	(Unaudited)
Net Asset Value, Beginning of Period	$14.64		$25.51		$27.61		$35.99		$30.00

Net investment income/(loss)	(0.06	)(b)	(0.16	)(b)	(0.17	)(b)	(0.04	)(b)	0.06	(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swaps agreements	4.87		(10.71)		(1.93)		(7.90)		5.93

Total income/(loss) from investment operations	4.81		(10.87)		(2.10)		(7.94)		5.99

Distributions to Shareholders From:
Net investment income	—		—		—		(0.02)		—
Net realized gains on investments and futures contracts	—		—		—		(0.42)		—

Total distributions	—		—		—		(0.44)		—

Net Asset Value, End of Period	$19.45		$14.64		$25.51		$27.61		$35.99

Total Return	32.86	%(c)	(42.61)%		(7.61)%		(22.14)%		19.97	%(c)
Ratios/Supplemental Data:
Net assets, end of period	$60,847,635		$30,560,971		$89,040,827		$33,387,952		$9,803,920
Ratio of net expenses to average net assets	1.97	%(d)	1.98%		2.11%		1.95%		1.70	%(d)
Ratio of net investment income/(loss) to average net assets	(0.71	)%(d)	(0.78)%		(0.69)%		(0.12)%		1.75	%(d)
Ratio of gross expenses to average net assets	2.05	%(d)	2.15%		2.11%		2.24%		2.53	%(d)
Portfolio turnover(e)	215%		1,511%		842%		1,971%		686%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

85

PROFUNDS VP ProFund VP UltraOTC (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (81.9%)

	Shares	Value
ADC Telecommunications, Inc.*	53,654	$124,907
Adobe Systems, Inc.	12,159	389,939
Altera Corp.*	28,757	471,615
Amazon.com, Inc.*	13,896	507,065
American Power Conversion Corp.*	10,615	165,488
Amgen, Inc.*	32,231	2,141,428
Apollo Group, Inc.—Class A*	9,457	584,064
Apple Computer, Inc.*	27,213	520,313
Applied Materials, Inc.*	45,934	728,513
BEA Systems, Inc.*	19,879	215,886
Bed Bath & Beyond, Inc.*	21,230	823,936
Biogen, Inc.*	9,843	374,034
Biomet, Inc.	18,528	531,012
Broadcom Corp.—Class A*	10,229	254,804
Brocade Communications Systems, Inc.*	13,896	81,847
C.H. Robinson Worldwide, Inc.	4,439	157,851
CDW Corp.*	4,632	212,146
Cephalon, Inc.*	2,702	111,214
Check Point Software Technologies, Ltd.*	12,931	252,801
Chiron Corp.*	13,896	607,533
CIENA Corp.*	27,599	143,239
Cintas Corp.	11,001	389,875
Cisco Systems, Inc.*	134,135	2,238,713
Citrix Systems, Inc.*	10,422	212,192
Comcast Corp.—Special Class A*	50,759	1,531,907
Compuware Corp.*	12,545	72,385
Comverse Technology, Inc.*	10,422	156,643
Costco Wholesale Corp.*	12,931	473,275
Dell Computer Corp.*	50,566	1,616,089
DENTSPLY International, Inc.	4,053	165,768
Dollar Tree Stores, Inc.*	5,790	183,717
eBay, Inc.*	12,738	1,327,046
EchoStar Communications Corp.— Class A*	13,510	467,716
Electronic Arts, Inc.*	7,913	585,483
Ericsson (LM) Telephone Co.—ADR*	6,369	67,702
Expeditors International of Washington, Inc.	5,404	187,194
Express Scripts, Inc.—Class A*	3,667	250,529
Fastenal Co.	3,860	131,008
First Health Group Corp.*	5,211	143,824
Fiserv, Inc.*	12,931	460,473
Flextronics International, Ltd.*	30,301	314,828
Gentex Corp.*	4,246	129,970
Genzyme Corp.—General Division*	14,475	605,055
Gilead Sciences, Inc.*	10,615	589,982
Henry Schein, Inc.*	2,123	111,118
Human Genome Sciences, Inc.*	6,948	88,379
ICOS Corp.*	3,281	120,577
IDEC Pharmaceuticals Corp.*	9,071	308,414
Intel Corp.	122,362	2,543,172
InterActiveCorp*	27,985	1,107,366
Intuit, Inc.*	13,896	618,789
Invitrogen Corp.*	2,509	96,270
JDS Uniphase Corp.*	85,885	301,456
Juniper Networks, Inc.*	13,317	164,731
KLA-Tencor Corp.*	12,352	574,244
Lamar Advertising Co.*	4,439	156,297

Common Stocks, continued

	Shares	Value
Lincare Holdings, Inc.*	5,404	$170,280
Linear Technology Corp.	22,388	721,117
Maxim Integrated Products, Inc.	24,318	831,432
MedImmune, Inc.*	14,475	526,456
Mercury Interactive Corp.*	4,825	186,293
Microchip Technology, Inc.	9,071	223,419
Microsoft Corp.	197,632	5,061,355
Millennium Pharmaceuticals, Inc.*	17,370	273,230
Molex, Inc.	5,211	140,645
Monster Worldwide, Inc.*	6,369	125,660
Network Appliance, Inc.*	18,914	306,596
Nextel Communications, Inc.— Class A*	68,322	1,235,262
Novellus Systems, Inc.*	8,106	296,850
NVIDIA Corp.*	9,264	213,165
Oracle Corp.*	116,958	1,405,834
PACCAR, Inc.	6,948	469,407
PanAmSat Corp.*	10,808	199,191
Patterson Dental Co.*	3,474	157,650
Patterson-UTI Energy, Inc.*	4,439	143,824
Paychex, Inc.	19,107	560,026
PeopleSoft, Inc.*	23,932	420,964
Petsmart, Inc.*	7,527	125,475
Pixar Animation Studios*	2,895	176,132
QLogic Corp.*	5,211	251,848
Qualcomm, Inc.	50,952	1,821,534
RF Micro Devices, Inc.*	11,194	67,388
Ross Stores, Inc.	4,053	173,225
Ryanair Holdings PLC—ADR*	3,281	147,317
Sanmina-SCI Corp.*	29,143	183,892
Siebel Systems, Inc.*	30,687	292,754
Sigma-Aldrich Corp.	3,667	198,678
Smurfit-Stone Container Corp.*	12,931	168,491
Staples, Inc.*	17,563	322,281
Starbucks Corp.*	28,950	709,854
Sun Microsystems, Inc.*	75,077	345,354
Symantec Corp.*	8,299	363,994
Synopsys, Inc.*	3,667	226,804
Tellabs, Inc.*	12,545	82,421
Teva Pharmaceutical Industries, Ltd.—ADR	10,422	593,325
VeriSign, Inc.*	11,966	165,490
Veritas Software Corp.*	22,774	652,931
Whole Foods Market, Inc.*	3,088	146,773
Xilinx, Inc.*	23,932	605,719
Yahoo!, Inc.*	15,440	505,814

TOTAL COMMON STOCKS		49,887,972

Federal Agricultural Mortgage Corporation (3.0%)

	Principal Amount
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$1,811,000	1,810,975

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		1,810,975

See accompanying notes to the financial statements.

86

PROFUNDS VP ProFund VP UltraOTC (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Home Loan Bank (3.0%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$1,811,000	$1,810,975

TOTAL FEDERAL HOME LOAN BANK		1,810,975

Federal National Mortgage Association (3.0%)
Federal National Mortgage Association, 0.51%, 07/01/03	1,811,000	1,810,975

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		1,810,975

Repurchase Agreements (5.9%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $1,807,040 (Collateralized by a Federal Home Loan Bank Security)	1,807,000	1,807,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with maturity value of $1,811,028 (Collateralized by U.S. Treasury Notes)	1,811,000	1,811,000

TOTAL REPURCHASE AGREEMENTS		3,618,000

TOTAL INVESTMENTS (Cost $45,150,049)(a)—96.8%		58,938,897
Net other assets (liabilities)—3.2%		1,963,502

NET ASSETS—100.0%		$60,902,399

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $31,732,800)	264	(828,038)
Futures Contracts Sold

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $2,572,280)	(107)	6,179

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
NASDAQ-100 Index Swap Agreements expiring 07/25/03-07/28/03 (Underlying notional amount at value $42,847,811)	35,656	$(126,936)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$13,828,346
Unrealized depreciation	(39,498)

Net unrealized appreciation/depreciation	$13,788,848

ADR	American Depositary Receipt

The ProFund VP UltraOTC invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.5%
Airlines	0.2%
Auto Manufacturers	0.8%
Biotechnology	7.6%
Chemicals	0.3%
Commercial Services	2.1%
Computers	6.2%
Distribution/Wholesale	0.6%
Electrical Components & Equipment	0.5%
Electronics	1.0%
Food	0.2%
Healthcare—Products	1.6%
Healthcare—Services	0.3%
Internet	6.9%
Media	2.5%
Oil & Gas	0.2%
Packaging & Containers	0.3%
Pharmaceuticals	3.4%
Retail	4.6%
Semiconductors	12.7%
Software	16.6%
Telecommunications	11.6%
Textiles	0.6%
Transportation	0.6%
Other	18.1%

See accompanying notes to the financial statements.

87

PROFUNDS VP

ProFund VP UltraOTC

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $41,532,049)	$55,320,897
Repurchase agreements, at cost	3,618,000

Total Investments	58,938,897
Cash	92,558
Segregated cash balances with brokers for futures contracts	2,946,640
Dividends and interest receivable	1,279
Receivable for capital shares issued	2,267,333
Prepaid expenses	1,688

Total Assets	64,248,395

Liabilities:
Payable for capital shares redeemed	2,959,190
Unrealized depreciation on swap agreements	126,936
Variation margin on futures contracts	153,878
Advisory fees payable	37,030
Management services fees payable	7,405
Administration fees payable	2,505
Administrative services fees payable	25,243
Distribution fees payable	13,801
Other accrued expenses	20,008

Total Liabilities	3,345,996

Net Assets	$60,902,399

Net Assets consist of:
Capital	$462,210,634
Accumulated net investment income/(loss)	(387,160)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(413,761,128)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	12,840,053

Net Assets	$60,902,399

Shares of Beneficial Interest Outstanding	28,726,229

Net Asset Value (offering and redemption price per share)	$2.12

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$49,163
Dividends	34,444

Total Investment Income	83,607

Expenses:
Advisory fees	182,758
Management services fees	36,552
Administration fees	13,449
Administrative services fees	116,981
Distribution fees	60,704
Custody fees	16,183
Fund accounting fees	19,430
Transfer agent fees	17,202
Other fees	24,216

Total Gross Expenses before reductions	487,475
Less Expenses reduced by the Advisor	(13,780)

Total Net Expenses	473,695

Net Investment Income/(Loss)	(390,088)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	1,965,675
Net realized gains (losses) on futures contracts and swap agreements	9,633,142
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	7,684,863

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	19,283,680

Change in Net Assets Resulting from Operations	$18,893,592

See accompanying notes to the financial statements.

88

PROFUNDS VP

ProFund VP UltraOTC

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(390,088)	$(901,925)
Net realized gains (losses) on investments, futures contracts and swap agreements	11,598,817	(62,271,783)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	7,684,863	(4,586,398)

Change in net assets resulting from operations	18,893,592	(67,760,106)

Capital Transactions:
Proceeds from shares issued	316,079,569	707,471,957
Cost of shares redeemed	(327,259,260)	(688,654,704)

Change in net assets resulting from capital transactions	(11,179,691)	18,817,253

Change in net assets	7,713,901	(48,942,853)
Net Assets:
Beginning of period	53,188,498	102,131,351

End of period	$60,902,399	$53,188,498

Share Transactions:
Issued	183,550,294	287,626,436
Redeemed	(190,224,404)	(273,382,614)

Change in shares	(6,674,110)	14,243,822

See accompanying notes to the financial statements.

89

PROFUNDS VP

ProFund VP UltraOTC

Financial Highlights

For a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002		For the year ended December 31, 2001		For the year ended December 31, 2000		For the period October 18, 1999(a) through December 31, 1999
Net Asset Value, Beginning of Period	$1.50		$4.83		$15.44		$70.93		$30.00

Net investment income/(loss)	(0.01	)(b)	(0.04	)(b)	(0.11	)(b)	(0.40	)(b)	(0.06)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	0.63		(3.29)		(10.50)		(51.29)		40.99

Total income/(loss) from investment activities	0.62		(3.33)		(10.61)		(51.69)		40.93

Distributions to Shareholders From:
Net realized gains on investments and futures contracts	—		—		—		(3.80)		—

Net Asset Value, End of Period	$2.12		$1.50		$4.83		$15.44		$70.93

Total Return	41.33	%(c)	(68.94)%		(68.72)%		(73.37)%		136.43	%(c)
Ratios/Supplemental Data:
Net assets, end of period	$60,902,399		$53,188,498		$102,131,351		$115,497,878		$67,897,587
Ratio of net expenses to average net assets	1.94	%(d)	1.98%		1.95%		1.65%		1.65	%(d)
Ratio of net investment income/(loss) to average net assets	(1.60	)%(d)	(1.64)%		(1.60)%		(0.79)%		(0.77	)%(d)
Ratio of gross expenses to average net assets	2.00	%(d)	2.08%		1.95%		1.65%		1.97	%(d)
Portfolio turnover(e)	532%		982%		465%		683%		101%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

90

PROFUNDS VP ProFund VP Bear (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (19.4%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$21,647,000	$21,646,699

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		21,646,699

Federal Home Loan Bank (19.4%)
Federal Home Loan Bank, 0.51%, 07/01/03	21,647,000	21,646,699

TOTAL FEDERAL HOME LOAN BANK		21,646,699

Federal National Mortgage Association (19.4%)
Federal National Mortgage Association, 0.51%, 07/01/03	21,647,000	21,646,700

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		21,646,700

Repurchase Agreements (38.8%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $21,642,481 (Collateralized by a Federal Home Loan Bank Security)	21,642,000	21,642,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with a maturity value of $21,649,331 (Collateralized by U.S. Treasury Notes)	21,649,000	21,649,000

TOTAL REPURCHASE AGREEMENTS		43,291,000

Options Purchased (0.0%)

	Contracts	Value
S&P 500 Futures Option expiring July 2003 @ $1,250	400	$3,000

TOTAL OPTIONS PURCHASED		3,000

TOTAL INVESTMENTS (Cost $108,238,801)(a)—97.0%		108,234,098
Net other assets (liabilities)—3.0%		3,373,248

NET ASSETS—100.0%		$111,607,346

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ Depreciation
S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $44,028,250)	(181)	$175,936
E-Mini S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $97,300)	(2)	1,947
Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
S&P 500 Index Swap Agreements expiring 07/28/03-09/26/03 (Underlying notional amount at value $67,657,943)	(69,428)	$119,417

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$22
Unrealized depreciation	(4,725)

Net unrealized appreciation/depreciation	$(4,703)

See accompanying notes to the financial statements.

91

PROFUNDS VP

ProFund VP Bear

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $64,947,801)	$64,943,098
Repurchase agreements, at cost	43,291,000

Total Investments	108,234,098
Segregated cash balances with brokers for futures contracts	2,621,667
Interest receivable	812
Receivable for capital shares issued	802,489
Unrealized appreciation on swap agreements	119,417
Variation margin on futures contracts	58,682
Prepaid expenses	4,496

Total Assets	111,841,661

Liabilities:
Cash overdraft	45,382
Payable for capital shares redeemed	1,247
Advisory fees payable	57,609
Management services fees payable	11,522
Administration fees payable	3,940
Administrative services fees payable	41,363
Distribution fees payable	21,146
Other accrued expenses	52,106

Total Liabilities	234,315

Net Assets	$111,607,346

Net Assets consist of:
Capital	$126,039,447
Accumulated net investment income/(loss)	(497,716)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(14,226,982)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	292,597

Net Assets	$111,607,346

Shares of Beneficial Interest Outstanding	3,011,968

Net Asset Value (offering and redemption price per share)	$37.05

Statement of Operations
For the six months ended June 30, 2003
Investment Income:
Interest	$648,990

Expenses:
Advisory fees	439,576
Management services fees	87,916
Administration fees	25,877
Administrative services fees	286,524
Distribution fees	146,341
Custody fees	32,961
Fund accounting fees	47,842
Transfer agent fees	42,964
Other fees	60,498

Total Gross Expenses before reductions	1,170,499
Less Expenses reduced by the Advisor	(17,234)

Total Net Expenses	1,153,265

Net Investment Income/(Loss)	(504,275)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	104,655
Net realized gains (losses) on futures contracts and swap agreements	(12,725,857)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	705,086

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	(11,916,116)

Change in Net Assets Resulting from Operations	$(12,420,391)

See accompanying notes to the financial statements.

92

PROFUNDS VP

ProFund VP Bear

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002

From Investment Activities:
Operations:
Net investment income/(loss)	$(504,275)	$(417,938)
Net realized gains (losses) on investments, futures contracts and swap agreements	(12,621,202)	3,179,720
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	705,086	(228,289)

Change in net assets resulting from operations	(12,420,391)	2,533,493

Distributions to Shareholders From:
Net investment income	—	(163,471)

Change in net assets resulting from distributions	—	(163,471)

Capital Transactions:
Proceeds from shares issued	851,898,132	2,094,654,367
Dividends reinvested	—	163,471
Cost of shares redeemed	(805,808,180)	(2,056,540,320)

Change in net assets resulting from capital transactions	46,089,952	38,277,518

Change in net assets	33,669,561	40,647,540
Net Assets:
Beginning of period	77,937,785	37,290,245

End of period	$111,607,346	$77,937,785

Share Transactions:
Issued	21,012,941	52,297,216
Reinvested	—	3,845
Redeemed	(19,843,767)	(51,521,540)

Change in shares	1,169,174	779,521

See accompanying notes to the financial statements.

93

PROFUNDS VP

ProFund VP Bear

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$42.29		$35.07		$30.00

Investment Activities:
Net investment income/(loss)	(0.18	)(b)	(0.23	)(b)	0.26	(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	(5.06)		7.53		4.81

Total income/(loss) from investment activities	(5.24)		7.30		5.07

Distribution to Shareholders From:
Net investment income	—		(0.08)		—

Net Asset Value, End of Period	$37.05		$42.29		$35.07

Total Return	(12.39	)%(c)	20.82%		16.90	%(c)
Ratios/Supplemental Data:
Net assets, end of period	$111,607,346		$77,937,785		$37,290,245
Ratio of net expenses to average net assets	1.97	%(d)	1.98%		1.89	%(d)
Ratio of net investment income/(loss) to average net assets	(0.86	)%(d)	(0.57)%		0.77	%(d)
Ratio of gross expenses to average net assets	2.00	%(d)	2.03%		1.89	%(d)
Portfolio turnover(e)	—		—		1,144%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

94

PROFUNDS VP ProFund VP Short Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (23.1%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$38,000	$37,999

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		37,999

Federal Home Loan Bank (23.1%)
Federal Home Loan Bank, 0.51%, 07/01/03	38,000	37,999

TOTAL FEDERAL HOME LOAN BANK		37,999

Federal National Mortgage Association (23.1%)
Federal National Mortgage Association, 0.51%, 07/01/03	38,000	38,000

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		38,000

Repurchase Agreements (45.8%)
State Street Bank, 0.80%, 07/01/03 dated 06/30/03, with maturity value of $37,001 (Collateralized by a Federal Home Loan Bank Security)	37,000	37,000
UMB Bank, 0.55%, 07/01/03 dated 06/30/03, with maturity value of $38,001 (Collateralized by U.S. Treasury Notes)	38,000	38,000

TOTAL REPURCHASE AGREEMENTS		75,000

Options Purchased (0.0%)

	Contracts	Value
Russell Futures Option expiring July 2003@ $900	10	$50

TOTAL OPTIONS PURCHASED		50

TOTAL INVESTMENTS (Cost $189,294)(a)—115.1%		189,048
Net other assets (liabilities)—(15.1)%		(24,848)

NET ASSETS—100.0%		$164,200

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
Russell 2000 Index Swap Agreements expiring 09/26/03 (Underlying notional amount at value $163,395)	(364)	$138

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	(246)

Net unrealized appreciation/depreciation	$(246)

See accompanying notes to the financial statements.

95

PROFUNDS VP

ProFund VP Short Small-Cap

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $114,294)	$114,048
Repurchase agreements, at cost	75,000

Total Investments	189,048
Interest receivable	1
Unrealized appreciation on swap agreements	138
Prepaid expenses	25

Total Assets	189,212

Liabilities:
Cash overdraft	21,120
Payable for capital shares redeemed	248
Advisory fees payable	998
Management services fees payable	200
Administration fees payable	64
Distribution fees payable	547
Other accrued expenses	1,835

Total Liabilities	25,012

Net Assets	$164,200

Net Assets consist of:
Capital	$1,152,199
Accumulated net investment income/(loss)	(4,452)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(983,439)
Net unrealized appreciation/depreciation on investments and swap agreements	(108)

Net Assets	$164,200

Shares of Beneficial Interest Outstanding	6,789

Net Asset Value (offering and redemption price per share)	$24.19

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$7,836

Expenses:
Advisory fees	4,680
Management services fees	936
Administration fees	159
Distribution fees	1,413
Custody fees	4,085
Fund accounting fees	276
Transfer agent fees	438
Other fees	369

Total Gross Expenses before reductions	12,356
Less Expenses reduced by the Advisor	(73)

Total Net Expenses	12,283

Net Investment Income/(Loss)	(4,447)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	(199)
Net realized gains (losses) on futures contracts and swap agreements	(304,850)
Change in net unrealized appreciation (depreciation) on investments and swap agreements	1,151

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	(303,898)

Change in Net Assets Resulting from Operations	$(308,345)

See accompanying notes to the financial statements.

96

PROFUNDS VP

ProFund VP Short Small-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the period September 3, 2002(a) through December 31, 2002
	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$(4,447)	$(1,223)
Net realized gains (losses) on investments, futures contracts and swap agreements	(305,049)	(679,404)
Change in net unrealized appreciation (depreciation) on investments and swap agreements	1,151	(1,259)

Change in net assets resulting from operations	(308,345)	(681,886)

Capital Transactions:
Proceeds from shares issued	112,731,589	93,563,329
Cost of shares redeemed	(114,431,972)	(90,708,515)

Change in net assets resulting from capital transactions	(1,700,383)	2,854,814

Change in net assets	(2,008,728)	2,172,928
Net Assets:
Beginning of period	2,172,928	—

End of period	$164,200	$2,172,928

Share Transactions:
Issued	4,080,289	3,127,740
Redeemed	(4,149,106)	(3,052,134)

Change in shares	(68,817)	75,606

(a)	Commencement of operations

See accompanying notes to the financial statements.

97

PROFUNDS VP

ProFund VP Short Small-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the period September 3, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$28.74		$30.00

Investment Activities:
Net investment income/(loss)	(0.10	)(b)	(0.02	)(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	(4.45)		(1.24)

Total income/(loss) from investment activities	(4.55)		(1.26)

Net Asset Value, End of Period	$24.19		$28.74

Total Return	(15.83	)%(c)	(4.20	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$164,200		$2,172,928
Ratio of net expenses to average net assets	1.97	%(d)	1.73	%(d)
Ratio of net investment income/(loss) to average net assets	(0.71	)%(d)	(0.23	)%(d)
Ratio of gross expenses to average net assets	1.98	%(d)	1.73	%(d)
Portfolio turnover(e)	—		—

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

98

PROFUNDS VP ProFund VP Short OTC (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (18.8%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$6,329,000	$6,328,912

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		6,328,912

Federal Home Loan Bank (18.8%)
Federal Home Loan Bank, 0.51%, 07/01/03	6,329,000	6,328,912

TOTAL FEDERAL HOME LOAN BANK		6,328,912

Federal National Mortgage Association (18.8%)
Federal National Mortgage Association, 0.51%, 07/01/03	6,329,000	6,328,912

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		6,328,912

Repurchase Agreements (37.7%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $6,329,141 (Collateralized by a Federal Home Loan Bank Security)	6,329,000	6,329,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with maturity value of $6,329,097 (Collateralized by U.S. Treasury Notes)	6,329,000	6,329,000

TOTAL REPURCHASE AGREEMENTS		12,658,000

Options Purchased (0.0%)

	Contracts
NASDAQ Futures Option expiring July 2003 @ $2,000	70	210

TOTAL OPTIONS PURCHASED		210

TOTAL INVESTMENTS (Cost $31,645,665)(a)—94.1%		31,644,946
Net other assets (liabilities)—5.9%		1,996,506

NET ASSETS—100.0%		$33,641,452

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $432,720)	18	$(13,557)
Futures Contracts Sold
NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $2,524,200)	(21)	$4,406
Swap Agreements

	Units
NASDAQ-100 Index Swap Agreements expiring 07/28/03-09/26/03 (Underlying notional amount at value $31,495,638)	(26,209)	$93,150

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$1,004
Unrealized depreciation	(1,723)

Net unrealized appreciation/depreciation	$(719)

See accompanying notes to the financial statements.

99

PROFUNDS VP

ProFund VP Short OTC

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $18,987,665)	$18,986,946
Repurchase agreements, at cost	12,658,000

Total Investments	31,644,946
Cash	4,576
Segregated cash balances with brokers for futures contracts	3,414
Interest receivable	237
Receivable for capital shares issued	1,970,703
Unrealized appreciation on swap agreements	93,150
Variation margin on futures contracts	459
Prepaid expenses	1,147

Total Assets	33,718,632

Liabilities:
Payable for capital shares redeemed	577
Advisory fees payable	22,452
Management services fees payable	4,490
Administration fees payable	1,497
Administrative services fees payable	15,716
Distribution fees payable	8,301
Other accrued expenses	24,147

Total Liabilities	77,180

Net Assets	$33,641,452

Net Assets consist of:
Capital	$44,061,061
Accumulated net investment income/(loss)	123,309
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(10,626,198)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	83,280

Net Assets	$33,641,452

Shares of Beneficial Interest Outstanding	1,282,242

Net Asset Value (offering and redemption price per share)	$26.24

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$202,174

Expenses:
Advisory fees	131,400
Management services fees	26,280
Administration fees	8,644
Administrative services fees	86,161
Distribution fees	43,635
Custody fees	15,185
Fund accounting fees	15,292
Transfer agent fees	13,683
Other fees	18,016

Total Gross Expenses before reductions	358,296
Less Expenses reduced by the Advisor	(13,307)

Total Net Expenses	344,989

Net Investment Income/(Loss)	(142,815)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	33,090
Net realized gains (losses) on futures contracts and swap agreements	(7,884,319)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	(161,896)

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	(8,013,125)

Change in Net Assets Resulting from Operations	$(8,155,940)

See accompanying notes to the financial statements.

100

PROFUNDS VP

ProFund VP Short OTC

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$(142,815)	$(83,806)
Net realized gains (losses) on investments, futures contracts and swap agreements	(7,851,229)	(2,439,654)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	(161,896)	245,176

Change in net assets resulting from operations	(8,155,940)	(2,278,284)

Capital Transactions:
Proceeds from shares issued	468,647,786	432,051,198
Cost of shares redeemed	(440,880,611)	(415,742,697)

Change in net assets resulting from capital transactions	27,767,175	16,308,501

Change in net assets	19,611,235	14,030,217
Net Assets:
Beginning of period	14,030,217	—

End of period	$33,641,452	$14,030,217

Share Transactions:
Issued	15,720,106	12,634,107
Redeemed	(14,858,298)	(12,213,673)

Change in shares	861,808	420,434

(a)	Commencement of operations

See accompanying notes to the financial statements.

101

PROFUNDS VP

ProFund VP Short OTC

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$33.37		$30.00

Investment Activities:
Net investment income/(loss)	(0.12	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	(7.01)		3.46	(c)

Total income/(loss) from investment activities	(7.13)		3.37

Net Asset Value, End of Period	$26.24		$33.37

Total Return	(21.37	)%(d)	11.23	%(d)
Ratios/Supplemental Data:
Net assets, end of period	$33,641,452		$14,030,217
Ratio of net expenses to average net assets	1.97	%(e)	1.96	%(e)
Ratio of net investment income/(loss) to average net assets	(0.82	)%(e)	(0.39	)%(e)
Ratio of gross expenses to average net assets	2.05	%(e)	1.96	%(e)
Portfolio turnover(f)	—		—

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

102

PROFUNDS VP ProFund VP Basic Materials (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (100.8%)

	Shares	Value
Air Products & Chemicals, Inc.	1,748	$72,717
Airgas, Inc.	483	8,090
AK Steel Holding Corp.*	828	2,997
Albemarle Corp.	276	7,720
Alcoa, Inc.	6,900	175,949
Allegheny Technologies, Inc.	552	3,643
Avery Dennison Corp.	782	39,256
Boise Cascade Corp.	483	11,544
Bowater, Inc.	460	17,227
Cabot Corp.	437	12,542
Cabot Microelectronics Corp.*	207	10,447
Cambrex Corp.	207	4,765
Caraustar Industries, Inc.*	230	1,842
Carpenter Technology Corp.	161	2,512
Cleveland-Cliffs, Inc.*	92	1,642
Crompton Corp.	943	6,648
Cytec Industries, Inc.*	322	10,884
Dow Chemical Co.	7,429	230,002
Du Pont (E.I.) de Nemours	8,119	338,074
Eastman Chemical Co.	552	17,482
Ecolab, Inc.	1,518	38,861
Engelhard Corp.	1,035	25,637
Ferro Corp.	322	7,255
FMC Corp.*	276	6,246
Freeport-McMoRan Copper & Gold, Inc.—Class B	1,104	27,048
Fuller (H. B.) Co.	230	5,065
Georgia Gulf Corp.	253	5,009
Georgia Pacific Corp.	1,633	30,945
Great Lakes Chemical Corp.	322	6,569
Hercules, Inc.*	805	7,970
IMC Global, Inc.	851	5,710
International Flavors & Fragrances, Inc.	667	21,297
International Paper Co.	3,588	128,199
Louisiana-Pacific Corp.*	851	9,225
Lubrizol Corp.	368	11,404
Lyondell Chemical Co.	1,311	17,738
Macdermid, Inc.	230	6,049
MeadWestvaco Corp.	1,633	40,335
Meridian Gold, Inc.*	805	9,249
Millennium Chemicals, Inc.	529	5,031
Minerals Technologies, Inc.	161	7,834
Newmont Mining Corp.	2,944	95,562
Nucor Corp.	575	28,089
Olin Corp.	483	8,259

Common Stocks, continued

	Shares	Value
OM Group, Inc.	207	$3,049
Phelps Dodge Corp.*	690	26,455
Pope & Talbot, Inc.	92	1,017
Potlatch Corp.	230	5,923
PPG Industries, Inc.	1,380	70,021
Praxair, Inc.	1,334	80,173
Rayonier, Inc.	345	11,385
Rohm & Haas Co.	1,173	36,398
RPM, Inc.	943	12,966
RTI International Metals, Inc.*	161	1,744
Ryerson Tull, Inc.	184	1,616
Schulman (A.), Inc.	230	3,694
Sigma-Aldrich Corp.	506	27,415
Solutia, Inc.	851	1,855
Stillwater Mining Co.*	368	1,892
Tredegar Corp.	230	3,448
United States Steel Corp.	851	13,931
Valspar Corp.	391	16,508
Wausau-Mosinee Paper Corp.	161	1,803
WD-40 Co.	138	3,940
Wellman, Inc.	253	2,834
Weyerhaeuser Co.	1,794	96,876
Worthington Industries, Inc.	575	7,705

TOTAL COMMON STOCKS		1,963,217

Federal Home Loan Bank (1.8%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$35,000	35,000

TOTAL FEDERAL HOME LOAN BANK		35,000

TOTAL INVESTMENTS (Cost $1,800,446)(a)—102.6%		1,998,217
Net other assets (liabilities)—(2.6)%		(51,267)

NET ASSETS—100.0%		$1,946,950

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$204,333
Unrealized depreciation	(6,562)

Net unrealized appreciation/depreciation	$197,771

See accompanying notes to the financial statements.

103

PROFUNDS VP

ProFund VP Basic Materials

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $1,800,446)	$1,998,217
Cash	748
Dividends and interest receivable	4,285
Receivable for investments sold	1,279,870
Prepaid expenses	146

Total Assets	3,283,266

Liabilities:
Payable for capital shares redeemed	1,329,527
Advisory fees payable	1,012
Management services fees payable	203
Administration fees payable	95
Administrative services fees payable	999
Distribution fees payable	500
Other accrued expenses	3,980

Total Liabilities	1,336,316

Net Assets	$1,946,950

Net Assets consist of:
Capital	$4,289,024
Accumulated net investment income/(loss)	53,819
Accumulated net realized gains (losses) on investments	(2,593,664)
Net unrealized appreciation/depreciation on investments	197,771

Net Assets	$1,946,950

Shares of Beneficial Interest Outstanding	73,965

Net Asset Value (offering and redemption price per share)	$26.33

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$37,121
Interest	40

Total Investment Income	37, 161

Expenses:
Advisory fees	9,023
Management services fees	1,805
Administration fees	681
Administrative services fees	6,010
Distribution fees	3,008
Custody fees	4,405
Fund accounting fees	1,422
Transfer agent fees	1,383
Other fees	1,453

Total Gross Expenses before reductions	29,190
Less Expenses reduced by the Advisor	(5,400)

Total Net Expenses	23,790

Net Investment Income/(Loss)	13,371

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(152,256)
Change in net unrealized appreciation (depreciation) on investments	(69,702)

Net Realized and Unrealized Gains (Losses) on Investments	(221,958)

Change in Net Assets Resulting from Operations	$(208,587)

See accompanying notes to the financial statements.

104

PROFUNDS VP

ProFund VP Basic Materials

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$13,371	$37,574
Net realized gains (losses) on investments	(152,256)	(2,441,408)
Change in net unrealized appreciation (depreciation) on investments	(69,702)	267,473

Change in net assets resulting from operations	(208,587)	(2,136,361)

Capital Transactions:
Proceeds from shares issued	25,078,631	94,107,644
Cost of shares redeemed	(26,774,093)	(88,120,284)

Change in net assets resulting from capital transactions	(1,695,462)	5,987,360

Change in net assets	(1,904,049)	3,850,999
Net Assets:
Beginning of period	3,850,999	—

End of period	$1,946,950	$3,850,999

Share Transactions:
Issued	1,016,087	3,436,644
Redeemed	(1,092,231)	(3,286,535)

Change in shares	(76,144)	150,109

(a)	Commencement of operations

See accompanying notes to the financial statements.

105

PROFUNDS VP

ProFund VP Basic Materials

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$25.66		$30.00

Investment Activities:
Net investment income/(loss)	0.14	(b)	0.23	(b)
Net realized and unrealized gains (losses) on investments	0.53	(c)	(4.57)

Total income/(loss) from investment activities	0.67		(4.34)

Net Asset Value, End of Period	$26.33		$25.66

Total Return	2.61	%(d)	(14.47	)%(d)
Ratios/Supplemental Data:
Net assets, end of period	$1,946,950		$3,850,999
Ratio of net expenses to average net assets	1.98	%(e)	1.98	%(e)
Ratio of net investment income/(loss) to average net assets	1.11	%(e)	1.25	%(e)
Ratio of gross expenses to average net assets	2.43	%(e)	2.21	%(e)
Portfolio turnover(f)	782%		2,498%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

106

PROFUNDS VP ProFund VP Biotechnology (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (85.7%)

	Shares	Value
Abgenix, Inc.*	9,018	$94,599
Affymetrix, Inc.*	5,678	111,913
Albany Molecular Research, Inc.*	3,006	45,391
Alexion Pharmaceuticals, Inc.*	2,004	34,168
Alkermes, Inc.*	7,014	75,401
Amgen, Inc.*	87,944	5,842,998
Amylin Pharmaceuticals, Inc.*	9,686	212,027
Applera Corp.—Applied Biosystems Group	24,716	470,345
Applera Corp.—Celera Genomics Group*	8,350	86,172
Biogen, Inc.*	17,368	659,984
Celgene Corp.*	9,686	294,454
Cell Genesys, Inc.*	4,008	34,629
Cell Therapeutics, Inc.*	3,674	35,748
Charles River Laboratories International, Inc.*	5,344	171,970
Chiron Corp.*	12,692	554,894
Covance, Inc.*	7,348	132,999
Cubist Pharmaceuticals, Inc.*	3,340	35,604
CuraGen Corp.*	4,676	25,952
CV Therapeutics, Inc.*	3,006	89,158
Delta & Pine Land Co.	4,342	95,437
Enzo Biochem, Inc.*	2,906	62,537
Enzon, Inc.*	4,676	58,544
Gene Logic, Inc.*	3,674	21,934
Genentech, Inc.*	25,050	1,806,606
Genzyme Corp.—General Division*	25,384	1,061,051
Gilead Sciences, Inc.*	23,714	1,318,023
Human Genome Sciences, Inc.*	14,028	178,436
ICOS Corp.*	6,680	245,490
IDEC Pharmaceuticals Corp.*	18,370	624,580
IDEXX Laboratories, Inc.*	4,008	134,989
ImClone Systems, Inc.*	7,014	221,783
Immunomedics, Inc.*	5,010	31,613
IMS Health, Inc.	26,386	474,684
Incyte Genomics, Inc.*	8,016	37,194
InterMune, Inc.*	3,006	48,427
Invitrogen Corp.*	5,344	205,049
Laboratory Corp. of America Holdings*	17,368	523,645
Lexicon Genetics, Inc.*	4,008	26,894
Ligand Pharmaceuticals, Inc.—Class B*	6,012	81,703
Maxygen, Inc.*	3,006	32,976
Medarex, Inc.*	9,018	59,429
MedImmune, Inc.*	28,056	1,020,397
Millennium Pharmaceuticals, Inc.*	32,398	509,621
Molecular Devices Corp.*	1,670	26,570
Monsanto Co.	30,728	664,954
Myriad Genetics, Inc.*	3,006	40,912

Common Stocks, continued

	Shares	Value
Nabi Biopharmaceuticals*	4,676	$32,077
Neurocrine Biosciences, Inc.*	3,340	166,800
OSI Pharmaceuticals, Inc.*	4,342	139,856
PAREXEL International Corp.*	3,006	41,934
Pharmaceutical Product Development, Inc.*	5,678	163,129
Pharmacopeia, Inc.*	2,672	22,044
Protein Design Labs, Inc.*	11,022	154,088
Quest Diagnostics, Inc.*	9,686	617,967
Quintiles Transnational Corp.*	13,026	184,838
Regeneron Pharmaceuticals, Inc.*	3,674	57,866
Savient Pharmaceuticals, Inc.*	7,014	32,545
Techne Corp.*	4,676	141,870
Theragenics Corp.*	3,674	15,798
Transkaryotic Therapies, Inc.*	3,006	34,689
Trimeris, Inc.*	2,672	122,057
Tularik, Inc.*	5,344	53,119
United Therapeutics Corp.*	2,004	43,647
Vertex Pharmaceuticals, Inc.*	8,016	117,034
Xoma Ltd.*	8,350	44,506

TOTAL COMMON STOCKS		20,807,748

Federal Home Loan Bank (0.4%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$101,000	100,999

TOTAL FEDERAL HOME LOAN BANK		100,999

TOTAL INVESTMENTS (Cost $13,447,411)(a)—86.1%		20,908,747
Net other assets (liabilities)—13.9%		3,375,824

NET ASSETS—100.0%		$24,284,571

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$7,466,680
Unrealized depreciation	(5,344)

Net unrealized appreciation/depreciation	$7,461,336

See accompanying notes to the financial statements.

107

PROFUNDS VP

ProFund VP Biotechnology

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $13,447,411)	$20,908,747
Cash	533
Dividends and interest receivable	1,459
Receivable for investments sold	11,461,221
Receivable for capital shares issued	282
Prepaid expenses	635

Total Assets	32,372,877

Liabilities:
Payable for capital shares redeemed	8,011,546
Advisory fees payable	23,114
Management services fees payable	4,622
Administration fees payable	1,551
Administrative services fees payable	16,264
Distribution fees payable	8,132
Other accrued expenses	23,077

Total Liabilities	8,088,306

Net Assets	$24,284,571

Net Assets consist of:
Capital	$35,823,274
Accumulated net investment income/(loss)	(226,508)
Accumulated net realized gains (losses) on investments	(18,773,531)
Net unrealized appreciation/depreciation on investments	7,461,336

Net Assets	$24,284,571

Shares of Beneficial Interest Outstanding	1,171,237

Net Asset Value (offering and redemption price per share)	$20.73

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$13,711
Interest	293

Total Investment Income	14,004

Expenses:
Advisory fees	91,303
Management services fees	18,261
Administration fees	6,034
Administrative services fees	60,938
Distribution fees	30,434
Custody fees	13,130
Fund accounting fees	10,962
Transfer agent fees	9,732
Other fees	13,057

Total Gross Expenses before reductions	253,851
Less Expenses reduced by the Advisor	(13,339)

Total Net Expenses	240,512

Net Investment Income/(Loss)	(226,508)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	1,061,536
Change in net unrealized appreciation (depreciation) on investments	5,280,486

Net Realized and Unrealized Gains (Losses) on Investments	6,342,022

Change in Net Assets Resulting from Operations	$6,115,514

See accompanying notes to the financial statements.

108

PROFUNDS VP

ProFund VP Biotechnology

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(226,508)	$(383,375)
Net realized gains (losses) on investments	1,061,536	(11,482,154)
Change in net unrealized appreciation (depreciation) on investments	5,280,486	(1,086,874)

Change in net assets resulting from operations	6,115,514	(12,952,403)

Distributions to Shareholders From:
Net realized gains on investments	—	(225,790)

Change in net assets resulting from distributions	—	(225,790)

Capital Transactions:
Proceeds from shares issued	107,334,219	201,154,183
Dividends reinvested	—	225,790
Cost of shares redeemed	(103,411,197)	(218,202,707)

Change in net assets resulting from capital transactions	3,923,022	(16,822,734)

Change in net assets	10,038,536	(30,000,927)
Net Assets:
Beginning of period	14,246,035	44,246,962

End of period	$24,284,571	$14,246,035

Share Transactions:
Issued	5,935,465	11,016,078
Reinvested	—	14,183
Redeemed	(5,671,040)	(11,862,452)

Change in shares	264,425	(832,191)

See accompanying notes to the financial statements.

109

PROFUNDS VP

ProFund VP Biotechnology

Financial Highlights

For a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$15.71		$25.44		$30.00

Investment Activities:
Net investment income/(loss)	(0.17	)(b)	(0.35	)(b)	(0.48	)(b)
Net realized and unrealized gains (losses) on investments	5.19		(9.19)		(4.08)

Total income/(loss) from investment activities	5.02		(9.54)		(4.56)

Distribution to Shareholders From:
Net realized gains on investments	—		(0.19)		—

Net Asset Value, End of Period	$20.73		$15.71		$25.44

Total Return	31.95	%(c)	(37.51)%		(15.20	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$24,284,571		$14,246,035		$44,246,962
Ratio of net expenses to average net assets	1.97	%(d)	1.98%		2.03	%(d)
Ratio of net investment income/(loss) to average net assets	(1.86	)%(d)	(1.91)%		(1.98	)%(d)
Ratio of gross expenses to average net assets	2.08	%(d)	2.16%		2.03	%(d)
Portfolio turnover(e)	536%		1,049%		1,044%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

110

PROFUNDS VP ProFund VP Energy (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (83.9%)

	Shares	Value
Amerada Hess Corp.	1,240	$60,983
Anadarko Petroleum Corp.	3,968	176,457
Apache Corp.	2,479	161,284
Arch Coal, Inc.	868	19,946
Atwood Oceanics, Inc.*	124	3,367
Baker Hughes, Inc.	5,332	178,995
BJ Services Co.*	2,480	92,653
Burlington Resources, Inc.	3,224	174,322
Cabot Oil & Gas Corp.	496	13,695
Chesapeake Energy Corp.	2,976	30,058
ChevronTexaco Corp.	16,988	1,226,535
Cimarex Energy Co.*	620	14,725
ConocoPhillips	10,788	591,182
Cooper Cameron Corp.*	744	37,483
Core Laboratories N.V.*	496	5,357
Devon Energy Corp.	3,100	165,540
Diamond Offshore Drilling, Inc.	992	20,822
El Paso Corp.	9,548	77,148
Ensco International, Inc.	2,356	63,376
EOG Resources, Inc.	1,860	77,822
Evergreen Resources, Inc.*	248	13,469
Exxon Mobil Corp.	62,516	2,244,951
FMC Technologies, Inc.*	992	20,882
Forest Oil Corp.*	620	15,574
Global Industries, Ltd.*	1,116	5,379
GlobalSantaFe Corp.	2,976	69,460
Grant Prideco, Inc.*	1,736	20,398
Grey Wolf, Inc.*	2,852	11,522
Halliburton Co.	6,944	159,712
Hanover Compressor Co.*	868	9,808
Helmerich & Payne, Inc.	744	21,725
Input/Output, Inc.*	744	4,003
Kerr-McGee Corp.	1,612	72,218
Key Energy Group*	1,984	21,268
Kinder Morgan, Inc.	1,488	81,319
Lone Star Technologies, Inc.*	372	7,879
Marathon Oil Corp.	4,960	130,696
Massey Energy Co.	1,240	16,306
Maverick Tube Corp.*	620	11,873
McDermott International, Inc.*	868	5,494
Murphy Oil Corp.	1,364	71,746
Nabors Industries, Ltd.*	2,108	83,371
National-Oilwell, Inc.*	1,364	30,008
Newfield Exploration Co.*	868	32,593
Newpark Resources, Inc.*	1,240	6,795
Noble Corp.*	2,108	72,304
Noble Energy, Inc.	868	32,810
Occidental Petroleum Corp.	5,952	199,690
Oceaneering International, Inc.*	372	9,505
Offshore Logistics, Inc.*	372	8,091
Parker Drilling Co.*	1,488	4,330
Patina Oil & Gas Corp.	372	11,960
Patterson-UTI Energy, Inc.*	1,240	40,176
Peabody Energy Corp.	496	16,661
Pioneer Natural Resources Co.*	1,860	48,546
Pogo Producing Co.	868	37,107
Premor, Inc.*	620	13,361
Pride International, Inc.*	1,860	35,005
Rowan Cos., Inc.*	1,488	33,331
Schlumberger, Ltd.	9,176	436,502

Common Stocks, continued

	Shares	Value
SEACOR SMIT, Inc.*	372	$13,574
Smith International, Inc.*	1,612	59,225
Stone Energy Corp.*	372	15,594
Sunoco, Inc.	1,240	46,798
Superior Energy Services, Inc.*	992	9,404
Tesoro Petroleum Corp.*	992	6,825
Tidewater, Inc.	744	21,851
Tom Brown, Inc.*	496	13,784
Transocean Sedco Forex, Inc.	5,084	111,695
Unit Corp.*	744	15,557
Unocal Corp.	4,092	117,399
Valero Energy Corp.	1,860	67,574
Varco International, Inc.*	1,488	29,165
Veritas DGC, Inc.*	496	5,704
Vintage Petroleum, Inc.	868	9,791
Weatherford International, Ltd.*	1,860	77,934
Western Gas Resources, Inc.	372	14,731
Williams Cos., Inc.	8,184	64,654
XTO Energy, Inc.	2,976	59,847

TOTAL COMMON STOCKS		8,120,684

Federal Home Loan Bank (0.7%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$63,000	62,999

TOTAL FEDERAL HOME LOAN BANK		62,999

TOTAL INVESTMENTS (Cost $6,753,601)(a)—84.6%		8,183,683
Net other assets (liabilities)—15.4%		1,485,699

NET ASSETS—100.0%		$9,669,382

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$1,432,723
Unrealized depreciation	(2,641)

Net unrealized appreciation/depreciation	$1,430,082

See accompanying notes to the financial statements.

111

PROFUNDS VP

ProFund VP Energy

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $6,753,601)	$8,183,683
Dividends and interest receivable	7,460
Receivable for investments sold	2,674,400
Receivable for capital shares issued	412
Prepaid expenses	471

Total Assets	10,866,426

Liabilities:
Cash overdraft	356
Payable for capital shares redeemed	1,166,201
Advisory fees payable	7,144
Management services fees payable	1,429
Administration fees payable	552
Administrative services fees payable	5,796
Distribution fees payable	2,898
Other accrued expenses	12,668

Total Liabilities	1,197,044

Net Assets	$9,669,382

Net Assets consist of:
Capital	$20,727,006
Accumulated net investment income/(loss)	(12,275)
Accumulated net realized gains (losses) on investments	(12,475,431)
Net unrealized appreciation/depreciation on investments	1,430,082

Net Assets	$9,669,382

Shares of Beneficial Interest Outstanding	390,325

Net Asset Value (offering and redemption price per share)	$24.77

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$112,348
Interest	190

Total Investment Income	112,538

Expenses:
Advisory fees	47,414
Management services fees	9,483
Administration fees	2,935
Administrative services fees	31,619
Distribution fees	15,805
Custody fees	9,200
Fund accounting fees	6,625
Transfer agent fees	6,249
Other fees	8,707

Total Gross Expenses before reductions	138,037
Less Expenses reduced by the Advisor	(13,224)

Total Net Expenses	124,813

Net Investment Income/(Loss)	(12,275)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(319,296)
Change in net unrealized appreciation (depreciation) on investments	623,622

Net Realized and Unrealized Gains (Losses) on Investments	304,326

Change in Net Assets Resulting from Operations	$292,051

See accompanying notes to the financial statements.

112

PROFUNDS VP

ProFund VP Energy

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(12,275)	$(35,169)
Net realized gains (losses) on investments and swap agreements	(319,296)	(4,572,369)
Change in net unrealized appreciation (depreciation) on investments	623,622	(74,363)

Change in net assets resulting from operations	292,051	(4,681,901)

Capital Transactions:
Proceeds from shares issued	69,984,889	218,037,705
Cost of shares redeemed	(79,890,857)	(218,079,217)

Change in net assets resulting from capital transactions	(9,905,968)	(41,512)

Change in net assets	(9,613,917)	(4,723,413)
Net Assets:
Beginning of period	19,283,299	24,006,712

End of period	$9,669,382	$19,283,299

Share Transactions:
Issued	2,954,877	8,214,904
Redeemed	(3,396,747)	(8,242,223)

Change in shares	(441,870)	(27,319)

See accompanying notes to the financial statements.

113

PROFUNDS VP

ProFund VP Energy

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$23.17		$27.93		$30.00

Investment Activities:
Net investment income/(loss)	(0.02	)(b)	(0.05	)(b)	—	(b), (c)
Net realized and unrealized gains (losses) on investments and swap agreements	1.62		(4.71)		(2.07)

Total income/(loss) from investment activities	1.60		(4.76)		(2.07)

Net Asset Value, End of Period	$24.77		$23.17		$27.93

Total Return	6.91	%(d)	(17.04)%		(6.90	)%(d)
Ratios/Supplemental Data:
Net assets, end of period	$9,669,382		$19,283,299		$24,006,712
Ratio of net expenses to average net assets	1.97	%(e)	1.98%		2.05	%(e)
Ratio of net investment income/(loss) to average net assets	(0.19	)%(e)	(0.18)%		(0.01	)%(e)
Ratio of gross expenses to average net assets	2.18	%(e)	2.16%		2.05	%(e)
Portfolio turnover(f)	690%		1,632%		1,169%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

114

PROFUNDS VP ProFund VP Financial (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.3%)

	Shares	Value
ACE, Ltd.	1,562	$53,561
AFLAC, Inc.	3,124	96,063
Allstate Corp.	5,538	197,430
Ambac Financial Group, Inc.	1,136	75,260
American Express Co.	8,378	350,284
American International Group, Inc.	16,472	908,924
AmSouth Bancorp	3,124	68,228
AON Corp.	3,408	82,065
Archstone-Smith Trust	3,834	92,016
Bank of America Corp.	9,656	763,113
Bank of New York Co., Inc.	5,822	167,383
Bank One Corp.	7,810	290,376
Banknorth Group, Inc.	2,130	54,358
BB&T Corp.	3,408	116,894
Bear Stearns Cos., Inc.	710	51,418
Boston Properties, Inc.	2,414	105,733
Capital One Financial Corp.	1,420	69,836
Charter One Financial, Inc.	994	30,993
Chubb Corp.	1,136	68,160
Cincinnati Financial Corp.	1,988	73,735
CIT Group, Inc.	2,414	59,505
Citigroup, Inc.	33,086	1,416,080
CNA Financial Corp.*	1,704	41,918
Comerica, Inc.	1,704	79,236
Compass Bancshares, Inc.	1,278	44,641
Countrywide Credit Industries, Inc.	994	69,153
Equity Office Properties Trust	4,544	122,733
Equity Residential Properties Trust	3,550	92,123
Everest Re Group, Ltd.	426	32,589
Fannie Mae	6,248	421,365
Fifth Third Bancorp	3,550	203,557
First Tennessee National Corp.	852	37,411
Fleet Boston Financial Corp.	7,384	219,379
Franklin Resources, Inc.	1,562	61,027
Freddie Mac	4,544	230,699
General Growth Properties, Inc.	1,846	115,264
Golden West Financial Corp.	1,562	124,976
Goldman Sachs Group, Inc.	3,408	285,420
GreenPoint Financial Corp.	1,562	79,568
Hartford Financial Services Group, Inc.	1,988	100,116
Hudson City Bancorp, Inc.	3,124	79,881
Huntington Bancshares, Inc.	2,414	47,121
J.P. Morgan Chase & Co.	12,780	436,820
Jefferson-Pilot Corp.	1,988	82,422
John Hancock Financial Services, Inc.	2,130	65,455
KeyCorp	3,976	100,474
Kimco Realty Corp.	1,704	64,582
Legg Mason, Inc.	710	46,115
Lincoln National Corp.	1,136	40,476
Loews Corp.	1,420	67,152
M&T Bank Corp.	994	83,715
Marsh & McLennan Cos., Inc.	3,976	203,054
Marshall & Ilsley Corp.	1,846	56,451
MBIA, Inc.	1,136	55,380
MBNA Corp.	8,378	174,598
Mellon Financial Corp.	3,550	98,513
Merrill Lynch & Co., Inc.	6,106	285,028
MetLife, Inc.	4,686	132,708
MGIC Investment Corp.	710	33,114
Morgan Stanley Dean Witter & Co.	6,816	291,384

Common Stocks, continued

	Shares	Value
National City Corp.	3,976	$130,055
National Commerce Financial Corp.	1,420	31,510
North Fork Bancorp, Inc.	1,988	67,711
Northern Trust Corp.	1,988	83,079
Old Republic International Corp.	1,278	43,797
Plum Creek Timber Co., Inc.	2,840	73,698
PNC Financial Services Group	1,988	97,034
Popular, Inc.	2,840	109,596
Principal Financial Group, Inc.	1,988	64,113
Progressive Corp.	1,278	93,422
Prologis Trust	3,124	85,285
Prudential Financial, Inc.	3,692	124,236
Public Storage, Inc.	1,278	43,286
Regions Financial Corp.	994	33,577
SAFECO Corp.	1,562	55,107
Schwab (Charles) Corp.	8,520	85,967
Simon Property Group, Inc.	2,840	110,845
SLM Corp.	3,834	150,178
SouthTrust Corp.	3,408	92,698
Sovereign Bancorp, Inc.	4,118	64,447
St. Paul Companies, Inc.	1,420	51,844
State Street Corp.	2,556	100,706
SunTrust Banks, Inc.	1,988	117,968
Synovus Financial Corp.	2,130	45,795
T. Rowe Price Group, Inc.	568	21,442
Torchmark Corp.	994	37,027
Total System Services, Inc.	2,272	50,666
Travelers Property Casualty Corp.—Class A	4,260	67,734
Travelers Property Casualty Corp.—Class B	4,686	73,898
U.S. Bancorp	12,780	313,110
Union Planters Corp.	2,130	66,094
UnionBanCal Corp.	1,846	76,369
UnumProvident Corp.	1,846	24,755
Vornado Realty Trust	1,846	80,486
Wachovia Corp.	8,946	357,482
Washington Mutual, Inc.	6,390	263,906
Wells Fargo & Co.	11,218	565,386
XL Capital, Ltd.—Class A	852	70,716
Zions Bancorp	994	50,306

TOTAL COMMON STOCKS		14,072,364

See accompanying notes to the financial statements.

115

PROFUNDS VP ProFund VP Financial (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Home Loan Bank (0.3%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$42,000	$41,999

TOTAL FEDERAL HOME LOAN BANK		41,999

TOTAL INVESTMENTS (Cost $11,765,420)(a)—99.6%		14,114,363
Net other assets (liabilities)—0.4%		50,110

NET ASSETS—100.0%		$14,164,473

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$2,382,515
Unrealized depreciation	(33,572)

Net unrealized appreciation/depreciation	$2,348,943

See accompanying notes to the financial statements.

116

PROFUNDS VP

ProFund VP Financial

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $11,765,420)	$14,114,363
Cash	139
Dividends and interest receivable	25,114
Receivable for capital shares issued	1,741,397
Prepaid expenses	442

Total Assets	15,881,455

Liabilities:
Payable for investments purchased	1,685,124
Payable for capital shares redeemed	22
Advisory fees payable	7,163
Management services fees payable	1,432
Administration fees payable	572
Administrative services fees payable	5,401
Distribution fees payable	3,757
Other accrued expenses	13,511

Total Liabilities	1,716,982

Net Assets	$14,164,473

Net Assets consist of:
Capital	$18,600,087
Accumulated net investment income/(loss)	61,034
Accumulated net realized gains (losses) on investments	(6,845,591)
Net unrealized appreciation/depreciation on investments	2,348,943

Net Assets	$14,164,473

Shares of Beneficial Interest Outstanding	534,129

Net Asset Value (offering and redemption price per share)	$26.52

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$167,139
Interest	159

Total Investment Income	167,298

Expenses:
Advisory fees	56,517
Management services fees	11,304
Administration fees	3,401
Administrative services fees	34,472
Distribution fees	18,839
Custody fees	12,347
Fund accounting fees	6,669
Transfer agent fees	6,241
Other fees	12,316

Total Gross Expenses before reductions	162,106
Less Expenses reduced by the Advisor	(13,316)

Total Net Expenses	148,790

Net Investment Income/(Loss)	18,508

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	800,110
Change in net unrealized appreciation (depreciation) on investments	1,208,847

Net Realized and Unrealized Gains (Losses) on Investments	2,008,957

Change in Net Assets Resulting from Operations	$2,027,465

See accompanying notes to the financial statements.

117

PROFUNDS VP

ProFund VP Financial

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$18,508	$53,577
Net realized gains (losses) on investments	800,110	(5,839,251)
Change in net unrealized appreciation (depreciation) on investments	1,208,847	(258,523)

Change in net assets resulting from operations	2,027,465	(6,044,197)

Capital Transactions:
Proceeds from shares issued	60,161,294	254,024,533
Cost of shares redeemed	(59,921,956)	(256,171,559)

Change in net assets resulting from capital transactions	239,338	(2,147,026)

Change in net assets	2,266,803	(8,191,223)
Net Assets:
Beginning of period	11,897,670	20,088,893

End of period	$14,164,473	$11,897,670

Share Transactions:
Issued	2,466,808	9,428,129
Redeemed	(2,431,630)	(9,646,177)

Change in shares	35,178	(218,048)

See accompanying notes to the financial statements.

118

PROFUNDS VP

ProFund VP Financial

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002	For the period January 22, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$23.85		$28.02	$30.00

Investment Activities:
Net investment income/(loss)	0.03	(b)	0.06 (b)	0.04	(b)
Net realized and unrealized gains (losses) on investments	2.64		(4.23)	(2.02)

Total income/(loss) from investment activities	2.67		(4.17)	(1.98)

Net Asset Value, End of Period	$26.52		$23.85	$28.02

Total Return	11.19	%(c)	(14.88)%	(6.60	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$14,164,473		$11,897,670	$20,088,893
Ratio of net expenses to average net assets	1.97	%(d)	1.98%	2.10	%(d)
Ratio of net investment income/(loss) to average net assets	0.25	%(d)	0.22%	0.16	%(d)
Ratio of gross expenses to average net assets	2.15	%(d)	2.14%	2.10	%(d)
Portfolio turnover(e)	431%		1,341%	1,330%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

119

PROFUNDS VP ProFund VP Healthcare (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.7%)

	Shares	Value
Abbott Laboratories	41,496	$1,815,865
AdvancePCS*	1,824	69,732
Aetna, Inc.	4,104	247,061
Affymetrix, Inc.*	1,824	35,951
Alcon, Inc.	8,208	375,106
Allergan, Inc.	3,648	281,261
Amgen, Inc.*	34,200	2,272,248
Amylin Pharmaceuticals, Inc.*	3,648	79,855
Andrx Group*	1,824	36,298
Anthem, Inc.*	3,648	281,443
Apogent Technologies, Inc.*	3,192	63,840
Applera Corp.—Applied Biosystems Group	6,384	121,488
Apria Healthcare Group, Inc.*	2,736	68,072
Bard (C.R.), Inc.	1,368	97,552
Barr Laboratories, Inc.*	1,824	119,472
Bausch & Lomb, Inc.	1,824	68,400
Baxter International, Inc.	15,960	414,960
Beckman Coulter, Inc.	1,368	55,596
Becton, Dickinson & Co.	6,840	265,734
Biogen, Inc.*	4,560	173,280
Biomet, Inc.	7,296	209,103
Boston Scientific Corp.*	10,944	668,678
Bristol-Myers Squibb Co.	51,984	1,411,366
Caremark Rx, Inc.*	7,296	187,361
Celgene Corp.*	3,192	97,037
Cephalon, Inc.*	2,280	93,845
Charles River Laboratories International, Inc.*	1,824	58,696
Chiron Corp.*	6,384	279,108
CIGNA Corp.	4,104	192,642
Community Health Systems*	3,648	70,370
Coventry Health Care, Inc.*	1,824	84,196
CYTYC Corp.*	3,648	38,377
DaVita, Inc.*	1,368	36,635
DENTSPLY International, Inc.	2,280	93,252
Edwards Lifesciences Corp.*	1,824	58,623
Eli Lilly & Co.	30,096	2,075,721
Express Scripts, Inc.—Class A*	2,736	186,924
First Health Group Corp.*	2,736	75,513
Fisher Scientific International, Inc.*	2,280	79,572
Forest Laboratories, Inc.*	9,576	524,286
Genentech, Inc.*	14,136	1,019,488
Genzyme Corp.—General Division*	5,928	247,790
Gilead Sciences, Inc.*	5,472	304,134
Guidant Corp.	8,208	364,353
HCA, Inc.	13,680	438,306
Health Management Associates, Inc.—Class A	6,384	117,785
Health Net, Inc.*	4,104	135,227
Hillenbrand Industries, Inc.	1,368	69,016
Human Genome Sciences, Inc.*	5,016	63,804
Humana, Inc.*	5,016	75,742
ICN Pharmaceuticals, Inc.	2,280	38,213
ICOS Corp.*	1,824	67,032
IDEC Pharmaceuticals Corp.*	4,560	155,040
ImClone Systems, Inc.*	2,280	72,094
IMS Health, Inc.	7,752	139,458
Invitrogen Corp.*	2,280	87,484
IVAX Corp.*	5,472	97,675

Common Stocks, continued

	Shares	Value
Johnson & Johnson	78,888	$4,078,510
King Pharmaceuticals, Inc.*	6,840	100,958
Laboratory Corp. of America Holdings*	4,104	123,736
Lincare Holdings, Inc.*	3,648	114,948
Manor Care, Inc.*	2,280	57,023
Medicis Pharmaceutical Corp.*	912	51,710
MedImmune, Inc.*	7,296	265,356
Medtronic, Inc.	32,832	1,574,951
Merck & Co., Inc.	60,192	3,644,625
Mid Atlantic Medical Services, Inc.*	1,368	71,546
Millennium Pharmaceuticals, Inc.*	9,120	143,458
Monsanto Co.	7,752	167,753
Mylan Laboratories, Inc.	5,472	190,261
Neurocrine Biosciences, Inc.*	1,368	68,318
Omnicare, Inc.	2,280	77,041
Oxford Health Plans, Inc.*	2,736	114,994
PacifiCare Health Systems, Inc.*	912	44,989
Patterson Dental Co.*	2,280	103,466
Pfizer, Inc.	212,040	7,241,165
Pharmaceutical Product Development, Inc.*	1,824	52,404
Pharmaceutical Resources, Inc.*	912	44,378
Protein Design Labs, Inc.*	3,192	44,624
Quest Diagnostics, Inc.*	3,192	203,650
Quintiles Transnational Corp.*	2,736	38,824
Renal Care Group, Inc.*	2,736	96,335
ResMed, Inc.*	912	35,750
Respironics, Inc.*	1,368	51,327
Schering-Plough Corp.	40,128	746,381
Sepracor, Inc.*	3,192	57,552
SICOR, Inc.*	3,192	64,925
St. Jude Medical, Inc.*	5,016	288,420
STERIS Corp.*	1,824	42,116
Stryker Corp.	5,016	347,960
Taro Pharmaceutical Industries, Ltd.*	912	50,051
Tenet Healthcare Corp.*	13,224	154,060
Triad Hospitals, Inc.*	2,280	56,590
UnitedHealth Group, Inc.	8,208	412,451
Universal Health Services, Inc.—Class B*	1,824	72,267
Varian Medical Systems, Inc.*	2,280	131,260
Watson Pharmaceuticals, Inc.*	2,736	110,452
Wellpoint Health Networks, Inc.*	4,104	345,967
Wyeth	35,568	1,620,122
Zimmer Holdings, Inc.*	5,016	225,971

TOTAL COMMON STOCKS		40,485,805

TOTAL INVESTMENTS (Cost $37,650,757)(a)—99.7%		40,485,805
Net other assets (liabilities)—0.3%		104,325

NET ASSETS—100.0%		$40,590,130

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$3,543,707
Unrealized depreciation	(708,659)

Net unrealized appreciation/depreciation	$2,835,048

See accompanying notes to the financial statements.

120

PROFUNDS VP

ProFund VP Healthcare

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $37,650,757)	$40,485,805
Dividends and interest receivable	10,100
Receivable for capital shares issued	4,829,533
Prepaid expenses	550

Total Assets	45,325,988

Liabilities:
Cash overdraft	154,530
Payable for investments purchased	4,528,901
Payable for capital shares redeemed	75
Advisory fees payable	14,479
Management services fees payable	2,896
Administration fees payable	996
Administrative services fees payable	9,621
Distribution fees payable	6,041
Other accrued expenses	18,319

Total Liabilities	4,735,858

Net Assets	$40,590,130

Net Assets consist of:
Capital	$49,144,782
Accumulated net investment income/(loss)	(64,345)
Accumulated net realized gains (losses) on investments	(11,325,355)
Net unrealized appreciation/depreciation on investments	2,835,048

Net Assets	$40,590,130

Shares of Beneficial Interest Outstanding	1,653,592

Net Asset Value (offering and redemption price per share)	$24.55

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$100,893
Interest	302

Total Investment Income	101,195

Expenses:
Advisory fees	63,085
Management services fees	12,617
Administration fees	6,062
Administrative services fees	38,054
Distribution fees	21,029
Custody fees	10,661
Fund accounting fees	8,148
Transfer agent fees	7,047
Other fees	11,632

Total Gross Expenses before reductions	178,335
Less Expenses reduced by the Advisor	(12,795)

Total Net Expenses	165,540

Net Investment Income/(Loss)	(64,345)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(775,768)
Change in net unrealized appreciation (depreciation) on investments	1,172,139

Net Realized and Unrealized Gains (Losses) on Investments	396,371

Change in Net Assets Resulting from Operations	$332,026

See accompanying notes to the financial statements.

121

PROFUNDS VP

ProFund VP Healthcare

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(64,345)	$(119,837)
Net realized gains (losses) on investments	(775,768)	(5,407,466)
Change in net unrealized appreciation (depreciation) on investments	1,172,139	(4,248)

Change in net assets resulting from operations	332,026	(5,531,551)

Capital Transactions:
Proceeds from shares issued	98,848,665	162,519,407
Cost of shares redeemed	(73,213,039)	(175,592,623)

Change in net assets resulting from capital transactions	25,635,626	(13,073,216)

Change in net assets	25,967,652	(18,604,767)
Net Assets:
Beginning of period	14,622,478	33,227,245

End of period	$40,590,130	$14,622,478

Share Transactions:
Issued	4,256,986	6,734,915
Redeemed	(3,268,755)	(7,238,169)

Change in shares	988,231	(503,254)

See accompanying notes to the financial statements.

122

PROFUNDS VP

ProFund VP Healthcare

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the year ended December 31, 2002		For the period January 23, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$21.98		$28.43		$30.00

Investment Activities:
Net investment income/(loss)	(0.09	)(b)	(0.13	)(b)	(0.30	)(b)
Net realized and unrealized gains (losses) on investments	2.66		(6.32)		(1.27)

Total income/(loss) from investment activities	2.57		(6.45)		(1.57)

Net Asset Value, End of Period	$24.55		$21.98		$28.43

Total Return	11.69	%(c)	(22.69)%		(5.23	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$40,590,130		$14,622,478		$33,227,245
Ratio of net expenses to average net assets	1.97	%(d)	1.98%		2.06	%(d)
Ratio of net investment income/(loss) to average net assets	(0.76	)%(d)	(0.54)%		(1.10	)%(d)
Ratio of gross expenses to average net assets	2.12	%(d)	2.14%		2.06	%(d)
Portfolio turnover(e)	408%		897%		1,032%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

123

PROFUNDS VP ProFund VP Precious Metals (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (20.0%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$6,390,000	$6,389,911

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		6,389,911

Federal Home Loan Bank (20.0%)
Federal Home Loan Bank, 0.51%, 07/01/03	6,390,000	6,389,911

TOTAL FEDERAL HOME LOAN BANK		6,389,911

Federal National Mortgage Association (20.0%)
Federal National Mortgage Association, 0.51%, 07/01/03	6,390,000	6,389,912

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		6,389,912

Repurchase Agreements (39.8%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $6,389,142 (Collateralized by a Federal Home Loan Bank Security)	6,389,000	6,389,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with maturity value of $6,390,098 (Collateralized by U.S. Treasury Notes)	6,390,000	6,390,000

TOTAL REPURCHASE AGREEMENTS		12,779,000

TOTAL INVESTMENTS (Cost $31,949,000)(a)—99.8%		31,948,734
Net other assets (liabilities)—0.2%		77,456

NET ASSETS—100.0%		$32,026,190

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
Philadelphia Stock Exchange Gold and Silver Sector Index Swap Agreements expiring 08/25/03 (Underlying notional amount at value $32,074,806)	407,817	$208,290

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	(266)

Net unrealized appreciation/depreciation	$(266)

See accompanying notes to the financial statements.

124

PROFUNDS VP

ProFund VP Precious Metals

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $19,170,000)	$19,169,734
Repurchase agreements, at cost	12,779,000

Total Investments	31,948,734
Cash	1,699
Interest receivable	240
Unrealized appreciation on swap agreements	208,290
Prepaid expenses	792

Total Assets	32,159,755

Liabilities:
Payable for capital shares redeemed	77,936
Advisory fees payable	16,404
Management services fees payable	3,281
Administration fees payable	1,140
Administrative services fees payable	11,934
Distribution fees payable	5,983
Other accrued expenses	16,887

Total Liabilities	133,565

Net Assets	$32,026,190

Net Assets consist of:
Capital	$47,318,992
Accumulated net investment income/(loss)	(112,453)
Accumulated net realized gains (losses) on swap agreements	(15,388,373)
Net unrealized appreciation/depreciation on investments and swap agreements	208,024

Net Assets	$32,026,190

Shares of Beneficial Interest Outstanding	1,071,243

Net Asset Value (offering and redemption price per share)	$29.90

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$186,428

Expenses:
Advisory fees	120,492
Management services fees	24,098
Administration fees	7,708
Administrative services fees	80,348
Distribution fees	40,164
Custody fees	12,451
Fund accounting fees	13,609
Transfer agent fees	12,420
Other fees	17,094

Total Gross Expenses before reductions	328,384
Less Expenses reduced by the Advisor	(11,920)

Total Net Expenses	316,464

Net Investment Income/(Loss)	(130,036)

Realized and Unrealized Gains (Losses) on Investments and Swap Agreements:
Net realized gains (losses) on swap agreements	(4,578,990)
Change in net unrealized appreciation (depreciation) on investments and swap agreements	1,305,845

Net Realized and Unrealized Gains (Losses) on Investments and Swap Agreements	(3,273,145)

Change in Net Assets Resulting from Operations	$(3,403,181)

See accompanying notes to the financial statements.

125

PROFUNDS VP

ProFund VP Precious Metals

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(130,036)	$(62,824)
Net realized gains (losses) on swap agreements	(4,578,990)	(10,975,108)
Change in net unrealized appreciation (depreciation) on investments and swap agreements	1,305,845	(1,097,821)

Change in net assets resulting from operations	(3,403,181)	(12,135,753)

Capital Transactions:
Proceeds from shares issued	121,888,301	217,729,235
Cost of shares redeemed	(142,098,375)	(149,954,037)

Change in net assets resulting from capital transactions	(20,210,074)	67,775,198

Change in net assets	(23,613,255)	55,639,445
Net Assets:
Beginning of period	55,639,445	—

End of period	$32,026,190	$55,639,445

Share Transactions:
Issued	4,343,327	7,659,669
Redeemed	(5,162,299)	(5,769,454)

Change in shares	(818,972)	1,890,215

(a)	Commencement of operations

See accompanying notes to the financial statements.

126

PROFUNDS VP

ProFund VP Precious Metals

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$29.44		$30.00

Investment Activities:
Net investment income/(loss)	(0.11	)(b)	(0.07	)(b)
Net realized and unrealized gains (losses) on investments and swap agreements	0.57	(c)	(0.49)

Total income/(loss) from investment activities	0.46		(0.56)

Net Asset Value, End of Period	$29.90		$29.44

Total Return	1.56	%(d)	(1.87	)%(d)
Ratios/Supplemental Data:
Net assets, end of period	$32,026,190		$55,639,445
Ratio of net expenses to average net assets	1.97	%(e)	1.98	%(e)
Ratio of net investment income/(loss) to average net assets	(0.81	)%(e)	(0.40	)%(e)
Ratio of gross expenses to average net assets	2.05	%(e)	1.98	%(e)
Portfolio turnover(f)	—		—

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

127

PROFUNDS VP ProFund VP Real Estate (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (100.0%)

	Shares	Value
AMB Property Corp.	9,636	$271,446
Annaly Mortgage Management, Inc.	11,680	232,549
Apartment Investment & Management Co.—Class A	10,074	348,560
Archstone-Smith Trust	21,316	511,584
Arden Realty Group, Inc.	8,176	212,167
AvalonBay Communities, Inc.	7,154	305,047
Boston Properties, Inc.	8,906	390,083
Brandywine Realty Trust	4,672	115,025
BRE Properties, Inc.—Class A	5,402	179,346
Camden Property Trust	4,964	173,492
Capital Automotive Real Estate Investment Trust	3,212	89,904
CarrAmerica Realty Corp.	6,424	178,651
Catellus Development Corp.*	9,782	215,204
CBL & Associates Properties, Inc.	3,212	138,116
Centerpoint Properties Corp.	2,920	178,850
Chelsea Property Group, Inc.	5,110	205,984
Colonial Properties Trust	2,190	77,066
Cousins Properties, Inc.	4,818	134,422
Crescent Real Estate Equities Co.	9,636	160,054
Developers Diversified Realty Corp.	9,636	274,048
Duke-Weeks Realty Corp.	15,768	434,408
Equity Inns, Inc.	4,818	33,244
Equity Office Properties Trust	50,370	1,360,495
Equity Residential Properties Trust	33,872	878,979
Essex Property Trust, Inc.	2,336	133,736
Federal Realty Investment Trust	5,694	182,208
FelCor Lodging Trust, Inc.	5,840	45,844
First Industrial Realty Trust, Inc.	4,380	138,408
General Growth Properties, Inc.	7,884	492,277
Glenborough Realty Trust, Inc.	3,504	67,102
Health Care Property Investors, Inc.	7,592	321,521
Health Care REIT, Inc.	4,672	142,496
Healthcare Realty Trust, Inc.	5,256	153,212
Highwoods Properties, Inc.	6,278	139,999
Home Properties of New York, Inc.	2,920	102,901
Hospitality Properties Trust	7,300	228,125
Host Marriott Corp.*	29,054	265,844
HRPT Properties Trust	16,060	147,752
iStar Financial, Inc.	12,410	452,965
Kilroy Realty Corp.	3,212	88,330
Kimco Realty Corp.	11,096	420,538
Koger Equity, Inc.	2,482	42,765
La Quinta Corp.*	17,520	75,511
Liberty Property Trust	9,198	318,251
LNR Property Corp.	2,774	103,748
Macerich Co.	6,570	230,804
Mack-Cali Realty Corp.	6,570	239,017
Manufactured Home Communities, Inc.	2,628	92,269
MeriStar Hospitality Corp.	5,256	27,016
Mills Corp.	3,796	127,356
Nationwide Health Properties, Inc.	6,132	97,683
New Plan Excel Realty Trust, Inc.	12,118	258,719
Pan Pacific Retail Properties	4,964	195,333
Plum Creek Timber Co., Inc.	22,922	594,826
Post Properties, Inc.	4,380	116,070
Prentiss Properties Trust	4,672	140,113
Prologis Trust	18,834	514,168
Public Storage, Inc.	10,658	360,986

Common Stocks, continued

	Shares	Value
Realty Income Corp.	4,380	$166,790
Reckson Associates Realty Corp.	6,570	137,050
Regency Centers Corp.	2,920	102,142
RFS Hotel Investors, Inc.	3,650	44,968
Rouse Co.	10,950	417,195
Shurgard Storage Centers, Inc.—Class A	4,526	149,720
Simon Property Group, Inc.	15,622	609,728
SL Green Realty Corp.	3,942	137,536
St. Joe Co.	3,796	118,435
Thornburg Mortgage Asset Corp.	7,446	183,916
Trizec Properties, Inc.	11,242	127,822
United Dominion Realty Trust, Inc.	14,016	241,356
Ventas, Inc.	9,928	150,409
Vornado Realty Trust	11,972	521,979
Weingarten Realty Investors	5,986	250,813

TOTAL COMMON STOCKS		17,516,476

TOTAL INVESTMENTS (Cost $14,490,724)(a)—100.0%		17,516,476
Net other assets (liabilities)—0.0%		(6,318)

NET ASSETS—100.0%		$17,510,158

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$3,035,484
Unrealized depreciation	(9,732)

Net unrealized appreciation/depreciation	$3,025,752

See accompanying notes to the financial statements.

128

PROFUNDS VP

ProFund VP Real Estate

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $14,490,724)	$17,516,476
Dividends and interest receivable	101,813
Receivable for capital shares issued	531,489
Prepaid expenses	643

Total Assets	18,150,421

Liabilities:
Cash overdraft	3,741
Payable for investments purchased	600,101
Advisory fees payable	9,540
Management services fees payable	1,908
Administration fees payable	716
Administrative services fees payable	7,509
Distribution fees payable	3,819
Other accrued expenses	12,929

Total Liabilities	640,263

Net Assets	$17,510,158

Net Assets consist of:
Capital	$24,640,196
Accumulated net investment income/(loss)	(73,621)
Accumulated net realized gains (losses) on investments	(10,082,169)
Net unrealized appreciation/depreciation on investments	3,025,752

Net Assets	$17,510,158

Shares of Beneficial Interest Outstanding	506,949

Net Asset Value (offering and redemption price per share)	$34.53

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$11,542
Interest	113

Total Investment Income	11,655

Expenses:
Advisory fees	73,336
Management services fees	14,667
Administration fees	4,681
Administrative services fees	48,743
Distribution fees	24,445
Custody fees	10,674
Fund accounting fees	8,715
Transfer agent fees	8,284
Other fees	12,618

Total Gross Expenses before reductions	206,163
Less Expenses reduced by the Advisor	(13,079)

Total Net Expenses	193,084

Net Investment Income/(Loss)	(181,429)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	445,938
Change in net unrealized appreciation (depreciation) on investments	1,401,358

Net Realized and Unrealized Gains (Losses) on Investments	1,847,296

Change in Net Assets Resulting from Operations	$1,665,867

See accompanying notes to the financial statements.

129

PROFUNDS VP

ProFund VP Real Estate

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(181,429)	$1,427,079
Net realized gains (losses) on investments	445,938	(5,405,461)
Change in net unrealized appreciation (depreciation) on investments	1,401,358	(313,918)

Change in net assets resulting from operations	1,665,867	(4,292,300)

Distributions to Shareholders From:
Net investment income	(220,967)	(1,644,743)
Return of capital	—	(275,790)

Change in net assets resulting from distributions	(220,967)	(1,920,533)

Capital Transactions:
Proceeds from shares issued	108,962,020	408,200,418
Dividends reinvested	220,967	1,920,427
Cost of shares redeemed	(114,038,016)	(422,401,576)

Change in net assets resulting from capital transactions	(4,855,029)	(12,280,731)

Change in net assets	(3,410,129)	(18,493,564)
Net Assets:
Beginning of period	20,920,287	39,413,851

End of period	$17,510,158	$20,920,287

Share Transactions:
Issued	3,379,168	11,980,028
Reinvested	7,179	57,128
Redeemed	(3,550,677)	(12,570,630)

Change in shares	(164,330)	(533,474)

See accompanying notes to the financial statements.

130

PROFUNDS VP

ProFund VP Real Estate

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002	For the period January 22, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$31.16		$32.72	$30.00

Investment Activities:
Net investment income/(loss)	(0.29	)(b)	1.38 (b)	1.53	(b)
Net realized and unrealized gains (losses) on investments	3.95		(1.34)	1.19

Total income/(loss) from investment activities	3.66		0.04	2.72

Distributions to Shareholders From:
Net investment income	(0.29)		(1.37)	—
Return of capital	—		(0.23)	—

Total distributions	(0.29)		(1.60)	—

Net Asset Value, End of Period	$34.53		$31.16	$32.72

Total Return	11.85	%(c)	0.02%	9.07	%(c)
Ratios/Supplemental Data:
Net assets, end of period	$17,510,158		$20,920,287	$39,413,851
Ratio of net expenses to average net assets	1.97	%(d)	1.98%	1.99	%(d)
Ratio of net investment income/(loss) to average net assets	(1.85	)%(d)	4.09%	5.01	%(d)
Ratio of gross expenses to average net assets	2.11	%(d)	2.13%	1.99	%(d)
Portfolio turnover(e)	584%		1,163%	753%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

131

PROFUNDS VP ProFund VP Semiconductor (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (83.4%)

	Shares	Value
Actel Corp.*	472	$9,676
Advanced Micro Devices, Inc.*	6,844	43,870
Agere Systems, Inc.*	15,340	35,742
Agere Systems, Inc.—Class B*	18,172	41,796
Altera Corp.*	6,844	112,242
Amkor Technology, Inc.*	1,652	21,707
Analog Devices, Inc.*	7,316	254,743
Applied Materials, Inc.*	33,040	524,013
Applied Micro Circuits Corp.*	6,136	37,123
Asyst Technologies, Inc.*	708	4,737
Atmel Corp.*	8,732	22,092
ATMI, Inc.*	472	11,786
Axcelis Technologies, Inc.*	1,888	11,555
Broadcom Corp.—Class A*	4,248	105,818
Brooks Automation, Inc.*	708	8,029
Cirrus Logic, Inc.*	1,652	6,641
Cohu, Inc.	472	7,363
Conexant Systems, Inc.*	5,428	22,255
Credence Systems Corp.*	1,180	9,995
Cree Research, Inc.*	1,416	23,052
Cymer, Inc.*	708	22,663
Cypress Semiconductor Corp.*	2,360	28,320
DSP Group, Inc.*	472	10,162
DuPont Photomasks, Inc.*	236	4,444
ESS Technology, Inc.*	708	6,903
Exar Corp.*	708	11,208
Fairchild Semiconductor International, Inc.*	1,652	21,129
GlobespanVirata, Inc.*	2,360	19,470
Integrated Device Technology, Inc.*	2,124	23,470
Intel Corp.	78,452	1,630,545
Interdigital Communications Corp.*	1,180	27,576
International Rectifier Corp.*	1,180	31,648
Intersil Corp.—Class A*	2,832	75,360
KLA-Tencor Corp.*	3,776	175,546
Kopin Corp.*	1,416	8,666
Kulicke & Soffa Industries, Inc.*	944	6,032
Lam Research Corp.*	2,596	47,273
Lattice Semiconductor Corp.*	2,124	17,481
Linear Technology Corp.	6,372	205,242
LSI Logic Corp.*	7,552	53,468
LTX Corp.*	944	8,137
M-Systems Flash Disk Pioneers Ltd.*	472	5,253
Marvell Technology Group Ltd.*	1,652	56,779
Maxim Integrated Products, Inc.	6,608	225,928
Micrel, Inc.*	1,416	14,712
Microchip Technology, Inc.	4,012	98,816
Micron Technology, Inc.*	11,092	129,000
Mindspeed Technologies, Inc.*	1,035	2,795
National Semiconductor Corp.*	3,540	69,809
Novellus Systems, Inc.*	3,068	112,353
NVIDIA Corp.*	3,068	70,595
Oak Technology, Inc.*	1,180	7,328
Photronics, Inc.*	708	12,355
PMC-Sierra, Inc.*	3,304	38,756
Power Integrations, Inc.*	472	11,479
Rambus, Inc.*	1,888	31,284
RF Micro Devices, Inc.*	3,776	22,732
Sandisk Corp.*	1,416	57,136
Semtech Corp.*	1,416	20,164
Silicon Image, Inc.*	1,416	7,901

Common Stocks, continued

	Shares	Value
Silicon Laboratories, Inc.*	708	$18,861
Silicon Storage Technology, Inc.*	1,652	6,922
Siliconix, Inc.*	236	8,520
Skyworks Solutions, Inc.*	2,832	19,173
Teradyne, Inc.*	3,304	57,192
Texas Instruments, Inc.	34,692	610,578
Transmeta Corp.*	2,360	3,776
TriQuint Semiconductor, Inc.*	2,360	9,818
Ultratech Stepper, Inc.*	472	8,727
Varian Semiconductor Equipment Associates, Inc.*	708	21,070
Vitesse Semiconductor Corp.*	4,012	19,739
Xilinx, Inc.*	6,844	173,222
Zoran Corp.*	440	8,452

TOTAL COMMON STOCKS		5,710,203

TOTAL INVESTMENTS (Cost $4,818,984)(a)—83.4%		5,710,203
Net other assets (liabilities)—16.6%		1,134,129

NET ASSETS—100.0%		$6,844,332

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$892,738
Unrealized depreciation	(1,519)

Net unrealized appreciation/depreciation	$891,219

See accompanying notes to the financial statements.

132

PROFUNDS VP

ProFund VP Semiconductor

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $4,818,984)	$5,710,203
Cash	888
Dividends and interest receivable	18
Receivable for capital shares issued	2,966,212
Prepaid expenses	210

Total Assets	8,677,531

Liabilities:
Payable for investments purchased	1,813,227
Advisory fees payable	3,649
Management services fees payable	730
Administration fees payable	304
Administrative services fees payable	3,192
Distribution fees payable	1,596
Other accrued expenses	10,501

Total Liabilities	1,833,199

Net Assets	$6,844,332

Net Assets consist of:
Capital	$10,900,148
Accumulated net investment income/(loss)	(54,921)
Accumulated net realized gains (losses) on investments	(4,892,114)
Net unrealized appreciation/depreciation on investments	891,219

Net Assets	$6,844,332

Shares of Beneficial Interest Outstanding	340,345

Net Asset Value (offering and redemption price per share)	$20.11

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$6,882
Interest	88

Total Investment Income	6,970

Expenses:
Advisory fees	23,513
Management services fees	4,703
Administration fees	1,798
Administrative services fees	15,700
Distribution fees	7,838
Custody fees	8,869
Fund accounting fees	3,398
Transfer agent fees	3,338
Other fees	3,813

Total Gross Expenses before reductions	72,970
Less Expenses reduced by the Advisor	(11,079)

Total Net Expenses	61,891

Net Investment Income/(Loss)	(54,921)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(150,742)
Change in net unrealized appreciation (depreciation) on investments	830,143

Net Realized and Unrealized Gains (Losses) on Investments	679,401

Change in Net Assets Resulting from Operations	$624,480

See accompanying notes to the financial statements.

133

PROFUNDS VP

ProFund VP Semiconductor

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(54,921)	$(57,969)
Net realized gains (losses) on investments and swap agreements	(150,742)	(4,741,377)
Change in net unrealized appreciation (depreciation) on investments	830,143	61,076

Change in net assets resulting from operations	624,480	(4,738,270)

Capital Transactions:
Proceeds from shares issued	66,217,403	91,718,030
Cost of shares redeemed	(63,787,316)	(83,189,995)

Change in net assets resulting from capital transactions	2,430,087	8,528,035

Change in net assets	3,054,567	3,789,765
Net Assets:
Beginning of period	3,789,765	—

End of period	$6,844,332	$3,789,765

Share Transactions:
Issued	3,763,010	4,809,073
Redeemed	(3,665,871)	(4,565,867)

Change in shares	97,139	243,206

(a)	Commencement of operations

See accompanying notes to the financial statements.

134

PROFUNDS VP

ProFund VP Semiconductor

Financial HIghlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$15.58		$30.00

Investment Activities:
Net investment income/(loss)	(0.16	)(b)	(0.24	)(b)
Net realized and unrealized gains (losses) on investments and swap agreements	4.69		(14.18)

Total income/(loss) from investment activities	4.53		(14.42)

Net Asset Value, End of Period	$20.11		$15.58

Total Return	29.08	%(c)	(48.07	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$6,844,332		$3,789,765
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	(1.75	)%(d)	(1.89	)%(d)
Ratio of gross expenses to average net assets	2.33	%(d)	2.33	%(d)
Portfolio turnover(e)	1,300%		886%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

135

PROFUNDS VP ProFund VP Technology (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (98.8%)

	Shares	Value
3Com Corp.*	2,514	$11,766
ADC Telecommunications, Inc.*	7,542	17,558
Adobe Systems, Inc.	2,095	67,187
ADTRAN, Inc.*	419	21,491
Advanced Micro Devices, Inc.*	3,352	21,486
Affiliated Computer Services, Inc.— Class A*	1,257	57,483
Agere Systems, Inc.*	11,732	27,336
Altera Corp.*	3,352	54,973
Amdocs, Ltd.*	2,095	50,280
Amkor Technology, Inc.*	3,352	44,045
Amphenol Corp.—Class A*	838	39,235
Analog Devices, Inc.*	2,933	102,127
Apple Computer, Inc.*	3,352	64,090
Applied Materials, Inc.*	14,665	232,587
Applied Micro Circuits Corp.*	3,771	22,815
Autodesk, Inc.	838	13,542
Avaya, Inc.*	3,771	24,361
BEA Systems, Inc.*	4,190	45,503
BearingPoint, Inc.*	3,352	32,347
BMC Software, Inc.*	2,514	41,054
Broadcom Corp.—Class A*	1,676	41,749
Cadence Design Systems, Inc.*	3,352	40,425
Check Point Software Technologies, Ltd.*	2,933	57,340
CIENA Corp.*	4,190	21,746
Cisco Systems, Inc.*	59,498	993,021
Citrix Systems, Inc.*	1,676	34,123
Computer Associates International, Inc.	5,447	121,35
Computer Sciences Corp.*	1,676	63,889
Compuware Corp.*	3,771	21,759
Comverse Technology, Inc.*	1,257	18,893
Corning, Inc.*	10,894	80,507
Dell Computer Corp.*	17,169	548,720
Electronic Data Systems Corp.	4,190	89,876
EMC Corp.*	19,693	206,186
Emulex Corp.*	838	19,081
Foundry Networks, Inc.*	1,676	24,134
Harris Corp.	1,257	37,773
Hewlett-Packard Co.	25,559	544,407
Intel Corp.	55,308	1,149,521
International Business Machines Corp.	14,246	1,175,294
International Rectifier Corp.*	838	22,475
Intersil Corp.—Class A*	1,676	44,598
Intuit, Inc.*	1,676	74,632
J.D. Edwards & Co.*	1,257	18,013
JDS Uniphase Corp.*	10,894	38,238
Juniper Networks, Inc.*	3,352	41,464
KLA-Tencor Corp.*	2,095	97,397
Lam Research Corp.*	1,676	30,520
Level 3 Communications, Inc.*	4,609	30,604
Lexmark International Group, Inc.*	1,257	88,958
Linear Technology Corp.	2,514	80,976
LSI Logic Corp.*	5,447	38,565
Lucent Technologies, Inc.*	33,101	67,195
Marvell Technology Group, Ltd.*	1,257	43,203
Maxim Integrated Products, Inc.	2,514	85,954
Maxtor Corp.*	3,352	25,174
Mercury Interactive Corp.*	1,257	48,533

Common Stocks, continued

	Shares	Value
Microchip Technology, Inc.	2,095	$51,600
Micron Technology, Inc.*	5,447	63,349
Microsoft Corp.	90,085	2,307,078
Motorola, Inc.	20,531	193,607
National Semiconductor Corp.*	2,095	41,313
NCR Corp.*	1,257	32,204
NetScreen Technologies, Inc.*	1,676	37,794
Network Appliance, Inc.*	2,933	47,544
Network Associates, Inc.*	1,676	21,252
Novellus Systems, Inc.*	1,676	61,377
NVIDIA Corp.*	1,676	38,565
Oracle Corp.*	44,833	538,893
PanAmSat Corp.*	1,257	23,167
PeopleSoft, Inc.*	2,933	51,591
Pitney Bowes, Inc.	3,352	128,750
PMC-Sierra, Inc.*	2,095	24,574
QLogic Corp.*	1,257	60,751
Qualcomm, Inc.	6,704	239,667
Rambus, Inc.*	1,676	27,771
Reynolds & Reynolds Co.	1,257	35,900
Rockwell Collins, Inc.	2,095	51,600
Sandisk Corp.*	838	33,813
Scientific-Atlanta, Inc.	1,676	39,956
Siebel Systems, Inc.*	4,609	43,970
Storage Technology Corp.*	1,257	32,355
Sun Microsystems, Inc.*	28,911	132,991
SunGard Data Systems, Inc.*	2,095	54,281
Symantec Corp.*	1,257	55,132
Synopsys, Inc.*	838	51,830
Tellabs, Inc.*	3,771	24,775
Teradyne, Inc.*	2,933	50,770
Texas Instruments, Inc.	14,246	250,730
Unisys Corp.*	4,190	51,453
UTStarcom, Inc.*	1,257	44,711
VeriSign, Inc.*	2,095	28,974
Veritas Software Corp.*	3,771	108,115
WebMD Corp.*	3,771	40,840
Western Digital Corp.*	2,514	25,894
Xerox Corp.*	7,123	75,433
Xilinx, Inc.*	2,933	74,234
Yahoo!, Inc.*	5,028	164,717
Zebra Technologies Corp.*	419	31,505

TOTAL COMMON STOCKS		12,652,394

See accompanying notes to the financial statements.

136

PROFUNDS VP ProFund VP Technology (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Home Loan Bank (0.3%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$35,000	$34,999

TOTAL FEDERAL HOME LOAN BANK		34,999

TOTAL INVESTMENTS (Cost $9,439,323)(a)—99.1%		12,687,393
Net other assets (liabilities)—0.9%		120,901

NET ASSETS—100.0%		$12,808,294

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$3,262,428
Unrealized depreciation	(14,358)

Net unrealized appreciation/depreciation	$3,248,070

See accompanying notes to the financial statements.

137

PROFUNDS VP

ProFund VP Technology

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $9,439,323)	$12,687,393
Cash	770
Dividends and interest receivable	5,476
Receivable for investments sold	317,362
Receivable for capital shares issued	5,227
Prepaid expenses	491

Total Assets	13,016,719

Liabilities:
Payable for capital shares redeemed	165,435
Advisory fees payable	10,951
Management services fees payable	2,191
Administration fees payable	726
Administrative services fees payable	6,247
Distribution fees payable	5,049
Other accrued expenses	17,826

Total Liabilities	208,425

Net Assets	$12,808,294

Net Assets consist of:
Capital	$23,632,671
Accumulated net investment income/(loss)	(116,987)
Accumulated net realized gains (losses) on investments	(13,955,460)
Net unrealized appreciation/depreciation on investments	3,248,070

Net Assets	$12,808,294

Shares of Beneficial Interest Outstanding	1,016,356

Net Asset Value (offering and redemption price per share)	$12.60

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$32,004
Interest	492

Total Investment Income	32,496

Expenses:
Advisory fees	56,782
Management services fees	11,357
Administration fees	3,569
Administrative services fees	31,053
Distribution fees	18,927
Custody fees	12,251
Fund accounting fees	7,486
Transfer agent fees	6,746
Other fees	11,279

Total Gross Expenses before reductions	159,450
Less Expenses reduced by the Advisor	(9,967)

Total Net Expenses	149,483

Net Investment Income/(Loss)	(116,987)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(621,728)
Change in net unrealized appreciation (depreciation) on investments	2,500,962

Net Realized and Unrealized Gains (Losses) on Investments	1,879,234

Change in Net Assets Resulting from Operations	$1,762,247

See accompanying notes to the financial statements.

138

PROFUNDS VP

ProFund VP Technology

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(116,987)	$(216,156)
Net realized gains (losses) on investments	(621,728)	(8,354,759)
Change in net unrealized appreciation (depreciation) on investments	2,500,962	(978,518)

Change in net assets resulting from operations	1,762,247	(9,549,433)

Capital Transactions:
Proceeds from shares issued	62,611,340	118,000,430
Cost of shares redeemed	(66,836,514)	(108,589,596)

Change in net assets resulting from capital transactions	(4,225,174)	9,410,834

Change in net assets	(2,462,927)	(138,599)
Net Assets:
Beginning of period	15,271,221	15,409,820

End of period	$12,808,294	$15,271,221

Share Transactions:
Issued	5,350,626	8,366,705
Redeemed	(5,766,605)	(7,791,673)

Change in shares	(415,979)	575,032

See accompanying notes to the financial statements.

139

PROFUNDS VP

ProFund VP Technology

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$10.66		$17.97		$30.00

Investment Activities:
Net investment income/(loss)	(0.09	)(b)	(0.24	)(b)	(0.34	)(b)
Net realized and unrealized gains (losses) on investments	2.03		(7.07)		(11.69)

Total income/(loss) from investment activities	1.94		(7.31)		(12.03)

Net Asset Value, End of Period	$12.60		$10.66		$17.97

Total Return	18.20	%(c)	(40.68)%		(40.10	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$12,808,294		$15,271,221		$15,409,820
Ratio of net expenses to average net assets	1.97	%(d)	1.98%		2.10	%(d)
Ratio of net investment income/(loss) to average net assets	(1.54	)%(d)	(1.77)%		(1.91	)%(d)
Ratio of gross expenses to average net assets	2.10	%(d)	2.27%		2.10	%(d)
Portfolio turnover(e)	487%		1,208%		2,548%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

140

PROFUNDS VP ProFund VP Telecommunications (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (82.3%)

	Shares	Value
Alltel Corp.	5,430	$261,835
AT&T Corp.	13,575	261,319
AT&T Wireless Services, Inc.*	33,815	277,621
BellSouth Corp.	10,037	267,285
CenturyTel, Inc.	2,353	82,002
Cincinnati Bell, Inc.*	3,439	23,041
Citizens Communications Co.*	4,887	62,993
IDT Corp.*	362	6,480
IDT Corp.—Class B*	543	9,557
Nextel Communications, Inc.—Class A*	15,395	278,342
Nextel Partners, Inc.—Class A*	1,810	13,213
Qwest Communications International, Inc.*	24,073	115,069
SBC Communications, Inc.	57,739	1,475,230
Sprint Corp. (FON Group)	15,566	224,150
Sprint Corp. (PCS Group)*	14,661	84,301
Telephone & Data Systems, Inc.	905	44,979
US Cellular Corp.*	543	13,819
Verizon Communications, Inc.	36,422	1,436,848
Western Wireless Corp.—Class A*	1,267	14,609
Wireless Facilities, Inc.*	543	6,462

TOTAL COMMON STOCKS		4,959,155

Federal Home Loan Bank (1.2%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$70,000	69,999

TOTAL FEDERAL HOME LOAN BANK		69,999

TOTAL INVESTMENTS (Cost $3,972,816)(a)—83.5%		5,029,154
Net other assets (liabilities)—16.5%		997,165

NET ASSETS—100.0%		$6,026,319

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$1,059,583
Unrealized depreciation	(3,245)

Net unrealized appreciation/depreciation	$1,056,338

See accompanying notes to the financial statements.

141

PROFUNDS VP

ProFund VP Telecommunications

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $3,972,816)	$5,029,154
Cash	1,009
Dividends and interest receivable	8,274
Receivable for investments sold	2,464,332
Prepaid expenses	131

Total Assets	7,502,900

Liabilities:
Payable for capital shares redeemed	1,453,536
Advisory fees payable	6,561
Management services fees payable	1,312
Administration fees payable	451
Administrative services fees payable	4,729
Distribution fees payable	2,365
Other accrued expenses	7,627

Total Liabilities	1,476,581

Net Assets	$6,026,319

Net Assets consist of:
Capital	$11,537,687
Accumulated net investment income/(loss)	123,670
Accumulated net realized gains (losses) on investments	(6,691,376)
Net unrealized appreciation/depreciation on investments	1,056,338

Net Assets	$6,026,319

Shares of Beneficial Interest Outstanding	446,121

Net Asset Value (offering and redemption price per share)	$13.51

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$214,333
Interest	88

Total Investment Income	214,421

Expenses:
Advisory fees	34,447
Management services fees	6,889
Administration fees	2,056
Administrative services fees	22,980
Distribution fees	11,482
Custody fees	4,915
Fund accounting fees	3,941
Transfer agent fees	4,233
Other fees	4,692

Total Gross Expenses before reductions	95,635
Less Expenses reduced by the Advisor	(4,884)

Total Net Expenses	90,751

Net Investment Income/(Loss)	123,670

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(1,039,782)
Change in net unrealized appreciation (depreciation) on investments	(72,506)

Net Realized and Unrealized Gains (Losses) on Investments	(1,112,288)

Change in Net Assets Resulting from Operations	$(988,618)

See accompanying notes to the financial statements.

142

PROFUNDS VP

ProFund VP Telecommunications

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the year ended December 31, 2002
	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$123,670	$(51,088)
Net realized gains (losses) on investments	(1,039,782)	(1,634,461)
Change in net unrealized appreciation (depreciation) on investments	(72,506)	1,004,787

Change in net assets resulting from operations	(988,618)	(680,762)

Capital Transactions:
Proceeds from shares issued	49,002,636	88,752,147
Cost of shares redeemed	(58,783,432)	(75,426,114)

Change in net assets resulting from capital transactions	(9,780,796)	13,326,033

Change in net assets	(10,769,414)	12,645,271
Net Assets:
Beginning of period	16,795,733	4,150,462

End of period	$6,026,319	$16,795,733

Share Transactions:
Issued	3,809,071	6,192,167
Redeemed	(4,615,050)	(5,132,470)

Change in shares	(805,979)	1,059,697

See accompanying notes to the financial statements.

143

PROFUNDS VP

ProFund VP Telecommunications

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$13.41		$21.57		$30.00

Investment Activities:
Net investment income/(loss)	0.17	(b)	(0.10	)(b)	(0.28	)(b)
Net realized and unrealized gains (losses) on investments and swap agreements	(0.07)		(8.06)		(8.15)

Total income/(loss) from investment activities	0.10		(8.16)		(8.43)

Net Asset Value, End of Period	$13.51		$13.41		$21.57

Total Return	0.75	%(c)	(37.83)%		(28.10	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$6,026,319		$16,795,733		$4,150,462
Ratio of net expenses to average net assets	1.98	%(d)	1.98%		2.17	%(d)
Ratio of net investment income/(loss) to average net assets	2.69	%(d)	(0.72)%		(1.27	)%(d)
Ratio of gross expenses to average net assets	2.08	%(d)	2.19%		2.17	%(d)
Portfolio turnover(e)	739%		1,290%		2,830%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

144

PROFUNDS VP ProFund VP Utilities (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.9%)

	Shares	Value
AES Corp.*	75,718	$480,809
AGL Resources, Inc.	7,514	191,156
Allegheny Energy, Inc.	16,762	141,639
Alliant Energy Corp.	12,138	230,986
Ameren Corp.	21,386	943,123
American Electric Power, Inc.	52,020	1,551,757
Aquilla, Inc.	25,432	65,615
Atmos Energy Corp.	5,780	143,344
Avista Corp.	5,780	81,787
Black Hills Corp.	4,046	124,212
Calpine Corp.*	46,818	308,999
CenterPoint Energy, Inc.	35,258	287,353
Cinergy Corp.	21,386	786,791
CLECO Corp.	6,358	110,121
CMS Energy Corp.	17,918	145,136
Consolidated Edison, Inc.	28,322	1,225,776
Constellation Energy Group, Inc.	21,386	733,540
Dominion Resources, Inc.	42,194	2,711,808
DPL, Inc.	16,762	267,186
DQE, Inc.	9,826	148,078
DTE Energy Co.	21,964	848,689
Duke Energy Corp.	118,490	2,363,876
Dynegy, Inc.—Class A	34,102	143,228
Edison International*	42,772	702,744
El Paso Electric Co.*	6,358	78,394
Energen Corp.	4,046	134,732
Energy East Corp.	19,074	395,976
Entergy Corp.	29,478	1,555,849
Equitable Resources, Inc.	8,092	329,668
Exelon Corp.	42,194	2,523,623
FirstEnergy Corp.	39,304	1,511,239
FPL Group, Inc.	23,698	1,584,211
Great Plains Energy, Inc.	9,248	267,082
Hawaiian Electric Industries, Inc.	4,624	212,010
IDACORP, Inc.	5,202	136,553
KeySpan Corp.	20,808	737,644
MDU Resources Group, Inc.	9,826	329,073
Mirant Corp.*	53,176	154,210
National Fuel Gas Co.	9,826	255,967
New Jersey Resources Corp.	3,468	123,114
NICOR, Inc.	5,780	214,496
NiSource, Inc.	34,680	658,920
Northeast Utilities System	16,762	280,596
Northwest Natural Gas Co.	3,468	94,503
NSTAR	6,936	315,935
NUI Corp.	2,312	35,882
OGE Energy Corp.	10,404	222,333
ONEOK, Inc.	9,826	192,884
Peoples Energy Corp.	4,624	198,323
Pepco Holdings, Inc.	22,542	431,905
PG&E Corp.*	53,754	1,136,897
Philadelphia Suburban Corp.	9,248	225,466
Piedmont Natural Gas Co., Inc.	4,046	157,025
Pinnacle West Capital Corp.	10,982	411,276
PNM Resources, Inc.	5,202	139,154
PPL Corp.	23,120	994,160
Progress Energy, Inc.	31,790	1,395,581
Public Service Enterprise Group, Inc.	27,744	1,172,184
Puget Energy, Inc.	12,138	289,734
Questar Corp.	10,982	367,568

Common Stocks, continued

	Shares	Value
Reliant Resources, Inc.*	6,358	$38,975
SCANA Corp.	13,294	455,718
Sempra Energy	27,166	775,045
Sierra Pacific Resources*	15,606	92,700
Southern Co.	94,792	2,953,718
Southern Union Co.*	4,624	78,331
TECO Energy, Inc.	23,120	277,209
Texas Genco Holdings, Inc.	1,734	40,316
TXU Corp.	42,194	947,255
UGI Corp.	5,202	164,903
Unisource Energy Corp.	4,624	86,931
Vectren Corp.	8,670	217,184
Westar Energy, Inc.	6,936	112,571
WGL Holdings, Inc.	6,358	169,759
Wisconsin Energy Corp.	15,028	435,812
WPS Resources Corp.	4,046	162,649
Xcel Energy, Inc.	52,598	791,074

TOTAL COMMON STOCKS		41,802,070

Federal Home Loan Bank (0.3%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$109,000	108,998

TOTAL FEDERAL HOME LOAN BANK		108,998

TOTAL INVESTMENTS (Cost $37,624,142)(a)—100.2%		41,911,068
Net other assets (liabilities)—(0.2)%		(99,810)

NET ASSETS—100.0%		$41,811,258

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$4,421,773
Unrealized depreciation	(134,847)

Net unrealized appreciation/depreciation	$4,286,926

See accompanying notes to the financial statements.

145

PROFUNDS VP

ProFund VP Utilities

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $37,624,142)	$41,911,068
Cash	748
Dividends and interest receivable	50,885
Receivable for investments sold	1,445,811
Prepaid expenses	389

Total Assets	43,408,901

Liabilities:
Payable for capital shares redeemed	1,534,607
Advisory fees payable	20,443
Management services fees payable	4,089
Administration fees payable	1,365
Administrative services fees payable	14,322
Distribution fees payable	7,161
Other accrued expenses	15,656

Total Liabilities	1,597,643

Net Assets	$41,811,258

Net Assets consist of:
Capital	$50,025,062
Accumulated net investment income/(loss)	668,143
Accumulated net realized gains (losses) on investments	(13,168,873)
Net unrealized appreciation/depreciation on investments	4,286,926

Net Assets	$41,811,258

Shares of Beneficial Interest Outstanding	1,959,076

Net Asset Value (offering and redemption price per share)	$21.34

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$450,290
Interest	184

Total Investment Income	450,474

Expenses:
Advisory fees	80,367
Management services fees	16,074
Administration fees	7,322
Administrative services fees	53,624
Distribution fees	26,789
Custody fees	9,567
Fund accounting fees	9,264
Transfer agent fees	7,877
Other fees	10,939

Total Gross Expenses before reductions	221,823
Less Expenses reduced by the Advisor	(10,134)

Total Net Expenses	211,689

Net Investment Income/(Loss)	238,785

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(468,462)
Change in net unrealized appreciation (depreciation) on investments	2,418,028

Net Realized and Unrealized Gains (Losses) on Investments	1,949,566

Change in Net Assets Resulting from Operations	$2,188,351

See accompanying notes to the financial statements.

146

PROFUNDS VP

ProFund VP Utilities

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$238,785	$429,358
Net realized gains (losses) on investments	(468,462)	(6,362,421)
Change in net unrealized appreciation (depreciation) on investments	2,418,028	1,307,557

Change in net assets resulting from operations	2,188,351	(4,625,506)

Capital Transactions:
Proceeds from shares issued	122,212,453	224,791,256
Cost of shares redeemed	(108,615,641)	(207,560,080)

Change in net assets resulting from capital transactions	13,596,812	17,231,176

Change in net assets	15,785,163	12,605,670
Net Assets:
Beginning of period	26,026,095	13,420,425

End of period	$41,811,258	$26,026,095

Share Transactions:
Issued	6,207,585	10,351,013
Redeemed	(5,634,570)	(9,508,462)

Change in shares	573,015	842,551

See accompanying notes to the financial statements.

147

PROFUNDS VP

ProFund VP Utilities

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the year ended December 31, 2002	For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$18.78		$24.69	$30.00

Investment Activities:
Net investment income/(loss)	0.22	(b)	0.51 (b)	0.39	(b)
Net realized and unrealized gains (losses) on investments	2.34		(6.42)	(5.70)

Total income/(loss) from investment activities	2.56		(5.91)	(5.31)

Net Asset Value, End of Period	$21.34		$18.78	$24.69

Total Return	13.63	%(c)	(23.94)%	(17.70	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$41,811,258		$26,026,095	$13,420,425
Ratio of net expenses to average net assets	1.97	%(d)	1.98%	2.05	%(d)
Ratio of net investment income/(loss) to average net assets	2.23	%(d)	2.31%	1.44	%(d)
Ratio of gross expenses to average net assets	2.07	%(d)	2.17%	2.05	%(d)
Portfolio turnover(e)	496%		1,461%	1,008%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

148

PROFUNDS VP ProFund VP U.S. Government Plus (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (15.7%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$7,910,000	$7,909,890

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		7,909,890

Federal Home Loan Bank (15.7%)
Federal Home Loan Bank, 0.51%, 07/01/03	7,910,000	7,909,890

TOTAL FEDERAL HOME LOAN BANK		7,909,890

Federal National Mortgage Association (15.7%)
Federal National Mortgage Association, 0.51%, 07/01/03	7,910,000	7,909,890

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		7,909,890

U.S. Treasury Bonds (20.4%)
U.S. Treasury Bonds, 4.55%, 02/15/31	9,090,000	10,263,179

TOTAL U.S. TREASURY BONDS		10,263,179

Repurchase Agreements (31.6%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $7,906,176 (Collateralized by a Federal Home Loan Bank Security)	7,906,000	7,906,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with maturity value of $7,910,121 (Collateralized by U.S. Treasury Notes)	7,910,000	7,910,000

TOTAL REPURCHASE AGREEMENTS		15,816,000

TOTAL INVESTMENTS (Cost $48,688,600)(a)—99.1%		49,808,849
Net other assets (liabilities)—0.9%		439,272

NET ASSETS—100.0%		$50,248,121

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
30-Year U.S. Treasury Bond Swap Agreements expiring 07/31/03 (Underlying notional amount at value $52,374,951)	46,388,000	$214,108

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$1,128,474
Unrealized depreciation	(8,225)

Net unrealized appreciation/depreciation	$1,120,249

See accompanying notes to the financial statements.

149

PROFUNDS VP

ProFund VP U.S. Government Plus

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $32,872,600)	$33,992,849
Repurchase agreements, at cost	15,816,000

Total Investments	49,808,849
Cash	87,120
Interest receivable	183,854
Receivable for capital shares issued	36,001
Unrealized appreciation on swap agreements	214,108
Prepaid expenses	2,004

Total Assets	50,331,936

Liabilities:
Dividends payable	1,137
Advisory fees payable	19,520
Management services fees payable	5,855
Administration fees payable	1,958
Administrative services fees payable	20,571
Distribution fees payable	10,536
Other accrued expenses	24,238

Total Liabilities	83,815

Net Assets	$50,248,121

Net Assets consist of:
Capital	$46,545,315
Accumulated net investment income/(loss)	(1,262,555)
Accumulated net realized gains (losses) on investments and swap agreements	3,631,004
Net unrealized appreciation/depreciation on investments and swap agreements	1,334,357

Net Assets	$50,248,121

Shares of Beneficial Interest Outstanding	1,414,032

Net Asset Value (offering and redemption price per share)	$35.54

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$662,779

Expenses:
Advisory fees	169,194
Management services fees	50,758
Administration fees	14,061
Administrative services fees	169,237
Distribution fees	84,597
Custody fees	18,825
Fund accounting fees	26,979
Transfer agent fees	24,420
Other fees	28,707

Total Gross Expenses before reductions	586,778
Less Expenses reduced by the Advisor	(4,273)

Total Net Expenses	582,505

Net Investment Income/(Loss)	80,274

Realized and Unrealized Gains (Losses) on Investments and Swap Agreements:
Net realized gains (losses) on investments	111,822
Net realized gains (losses) on swap agreements	(397,063)
Change in net unrealized appreciation (depreciation) on investments and swap agreements	832,350

Net Realized and Unrealized Gains (Losses) on Investments and Swap Agreements	547,109

Change in Net Assets Resulting from Operations	$627,383

See accompanying notes to the financial statements.

150

PROFUNDS VP

ProFund VP U.S. Government Plus

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$80,274	$214,947
Net realized gains (losses) on investments, futures contracts and swap agreements	(285,241)	5,212,931
Change in net unrealized appreciation (depreciation) on investments and swap agreements	832,350	502,007

Change in net assets resulting from operations	627,383	5,929,885

Distributions to Shareholders From:
Net investment income	(1,337,902)	(1,531,855)

Change in net assets resulting from distributions	(1,337,902)	(1,531,855)

Capital Transactions:
Proceeds from shares issued	218,981,744	422,970,722
Dividends reinvested	1,333,067	1,530,541
Cost of shares redeemed	(294,284,515)	(303,970,949)

Change in net assets resulting from capital transactions	(73,969,704)	120,530,314

Change in net assets	(74,680,223)	124,928,344
Net Assets:
Beginning of period	124,928,344	—

End of period	$50,248,121	$124,928,344

Share Transactions:
Issued	6,363,543	12,910,778
Reinvested	38,590	45,993
Redeemed	(8,649,963)	(9,294,909)

Change in shares	(2,247,830)	3,661,862

(a)	Commencement of operations

See accompanying notes to the financial statements.

151

PROFUNDS VP

ProFund VP U.S. Government Plus

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$34.12		$30.00

Investment Activities:
Net investment income/(loss)	0.04	(b)	0.12	(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	2.05		4.89

Total income/(loss) from investment activities	2.09		5.01

Distributions to Shareholders From:
Net investment income	(0.67)		(0.89)

Net Asset Value, End of Period	$35.54		$34.12

Total Return	6.20	%(c)	16.90	%(c)
Ratios/Supplemental Data:
Net assets, end of period	$50,248,121		$124,928,344
Ratio of net expenses to average net assets	1.72	%(d)	1.71	%(d)
Ratio of net investment income/(loss) to average net assets	0.24	%(d)	0.56	%(d)
Ratio of gross expenses to average net assets	1.73	%(d)	1.71	%(d)
Portfolio turnover(e)	185%		269%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return, swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

152

PROFUNDS VP ProFund VP Rising Rates Opportunity (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (19.5%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$5,292,000	$5,291,927

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		5,291,927

Federal Home Loan Bank (19.5%)
Federal Home Loan Bank, 0.51%, 07/01/03	5,292,000	5,291,927

TOTAL FEDERAL HOME LOAN BANK		5,291,927

Federal National Mortgage Association (19.5%)
Federal National Mortgage Association, 0.51%, 07/01/03	5,292,000	5,291,926

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		5,291,926

Repurchase Agreements (38.8%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $5,290,118 (Collateralized by a Federal Home Loan Bank Security)	5,290,000	5,290,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with maturity value of $5,292,081 (Collateralized by U.S. Treasury Notes)	5,292,000	5,292,000

TOTAL REPURCHASE AGREEMENTS		10,582,000

TOTAL INVESTMENTS (Cost $26,458,001)(a)—97.3%		26,457,780
Net other assets (liabilities)—2.7%		720,966

NET ASSETS—100.0%		$27,178,746

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
30-Year U.S. Treasury Bond Swap Agreements expiring 07/31/03 (Underlying notional amount at value $34,005,104)	(30,118,000)	$(142,140)

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	(221)

Net unrealized appreciation/depreciation	$(221)

See accompanying notes to the financial statements.

153

PROFUNDS VP

ProFund VP Rising Rates Opportunity

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $15,876,001)	$15,875,780
Repurchase agreements, at cost	10,582,000

Total Investments	26,457,780
Cash	1,029,152
Interest receivable	198
Receivable for capital shares issued	1,964
Prepaid expenses	486

Total Assets	27,489,580

Liabilities:
Payable for capital shares redeemed	137,562
Unrealized depreciation on swap agreements	142,140
Advisory fees payable	9,034
Management services fees payable	1,807
Administration fees payable	618
Administrative services fees payable	6,479
Distribution fees payable	3,279
Other accrued expenses	9,915

Total Liabilities	310,834

Net Assets	$27,178,746

Net Assets consist of:
Capital	$30,494,269
Accumulated net investment income/(loss)	(57,185)
Accumulated net realized gains (losses) on swap agreements	(3,115,977)
Net unrealized appreciation/depreciation on investments and swap agreements	(142,361)

Net Assets	$27,178,746

Shares of Beneficial Interest Outstanding	1,219,532

Net Asset Value (offering and redemption price per share)	$22.29

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$78,379

Expenses:
Advisory fees	52,194
Management services fees	10,439
Administration fees	4,867
Administrative services fees	34,755
Distribution fees	17,398
Custody fees	5,705
Fund accounting fees	6,128
Transfer agent fees	5,384
Other fees	7,696

Total Gross Expenses before reductions	144,566
Less Expenses reduced by the Advisor	(7,184)

Total Net Expenses	137,382

Net Investment Income/(Loss)	(59,003)

Realized and Unrealized Gains (Losses) on Investments and Swap Agreements:
Net realized gains (losses) on swap agreements	(652,231)
Change in net unrealized appreciation (depreciation) on investments and swap agreements	(137,627)

Net Realized and Unrealized Gains (Losses) on Investments and Swap Agreements	(789,858)

Change in Net Assets Resulting from Operations	$(848,861)

See accompanying notes to the financial statements.

154

PROFUNDS VP

ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(59,003)	$(26,296)
Net realized gains (losses) on futures contracts and swap agreements	(652,231)	(2,726,147)
Change in net unrealized appreciation (depreciation) on investments and swap agreements	(137,627)	(4,734)

Change in net assets resulting from operations	(848,861)	(2,757,177)

Capital Transactions:
Proceeds from shares issued	146,646,676	146,601,639
Cost of shares redeemed	(125,786,977)	(136,676,554)

Change in net assets resulting from capital transactions	20,859,699	9,925,085

Change in net assets	20,010,838	7,167,908
Net Assets:
Beginning of period	7,167,908	—

End of period	$27,178,746	$7,167,908

Share Transactions:
Issued	6,259,683	5,543,393
Redeemed	(5,334,877)	(5,248,667)

Change in shares	924,806	294,726

(a)	Commencement of operations

See accompanying notes to the financial statements.

155

PROFUNDS VP

ProFund VP Rising Rates Opportunity

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$24.32		$30.00

Investment Activities:
Net investment income/(loss)	(0.10	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	(1.93)		(5.59)

Total income/(loss) from investment activities	(2.03)		(5.68)

Net Asset Value, End of Period	$22.29		$24.32

Total Return	(8.35	)%(c)	(18.93	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$27,178,746		$7,167,908
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	(0.85	)%(d)	(0.49	)%(d)
Ratio of gross expenses to average net assets	2.08	%(d)	2.13	%(d)
Portfolio turnover(e)	—		—

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

156

PROFUNDS VP ProFund VP Money Market (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (20.2%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$16,402,000	$16,402,000

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		16,402,000

Federal Home Loan Bank (20.2%)
Federal Home Loan Bank, 0.51%, 07/01/03	16,402,000	16,402,000

TOTAL FEDERAL HOME LOAN BANK		16,402,000

Federal National Mortgage Association (20.2%)
Federal National Mortgage Association, 0.51%, 07/01/03	16,402,000	16,402,000

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		16,402,000

Repurchase Agreements (40.5%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with the maturity value of $16,398,364 (Collateralized by a Federal Home Loan Bank Security)	16,398,000	16,398,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with a maturity value of $16,403,251 (Collateralized by U.S. Treasury Notes)	16,403,000	16,403,000

TOTAL REPURCHASE AGREEMENTS		32,801,000

TOTAL INVESTMENTS (Cost $82,007,000)(a)—101.1%		82,007,000
Net other assets (liabilities)—(1.1)%		(874,872)

NET ASSETS—100.0%		$81,132,128

(a)	Represents cost for financial reporting purposes.

See accompanying notes to the financial statements.

157

PROFUNDS VP

ProFund VP Money Market

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $49,206,000)	$49,206,000
Repurchase agreements, at cost	32,801,000

Total Investments	82,007,000
Cash	1,070
Interest receivable	615
Prepaid and other expenses	19,791

Total Assets	82,028,476

Liabilities:
Payable for capital shares redeemed	803,981
Advisory fees payable	38,919
Management services fees payable	7,784
Administration fees payable	3,567
Distribution fees payable	42,097

Total Liabilities	896,348

Net Assets	$81,132,128

Net Assets consist of:
Capital	$81,132,129
Accumulated net realized gains (losses) on investments	(1)

Net Assets	$81,132,128

Shares of Beneficial Interest Outstanding	81,132,128

Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$462,305

Expenses:
Advisory fees	306,585
Management services fees	61,317
Administration fees	19,471
Distribution fees	102,195
Custody fees	11,166
Fund accounting fees	16,618
Transfer agent fees	14,987
Other fees	17,988

Total Gross Expenses before reductions	550,327
Less Expenses reduced by the Advisor	(125,219)
Less Expenses reduced by a Third Party	(32,477)

Total Net Expenses	392,631

Net Investment Income/(Loss)	69,674

Change in Net Assets Resulting from Operations	$69,674

See accompanying notes to the financial statements.

158

PROFUNDS VP

ProFund VP Money Market

Statements of Changes in Net Assets
	For the six months ended June 30, 2003	For the year ended December 31, 2002

	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$69,674	$137,507
Net realized gains (losses) on investments	—	(1)

Change in net assets resulting from operations	69,674	137,506

Distributions to Shareholders From:
Net investment income	(69,674)	(137,507)

Change in net assets resulting from distributions	(69,674)	(137,507)

Capital Transactions:
Proceeds from shares issued	709,686,188	6,444,480,897
Dividends reinvested	70,039	138,140
Cost of shares redeemed	(697,803,107)	(6,436,419,682)

Change in net assets resulting from capital transactions	11,953,120	8,199,355

Change in net assets	11,953,120	8,199,354
Net Assets:
Beginning of period	69,179,008	60,979,654

End of period	$81,132,128	$69,179,008

Share Transactions:
Issued	709,686,187	6,444,480,897
Reinvested	69,866	138,313
Redeemed	(697,803,174)	(6,436,419,615)

Change in shares	11,952,879	8,199,595

See accompanying notes to the financial statements.

159

PROFUNDS VP

ProFund VP Money Market

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002	For the period October 29, 2001(a) through December 31, 2001

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000

Investment Activities:
Net investment income/(loss)	0.001		0.002	0.001

Distributions to Shareholders From:
Net investment income	(0.001)		(0.002)	(0.001)

Net Asset Value, End of Period	$1.000		$1.000	$1.000

Total Return	0.09	%(b)	0.21%	0.08	%(b)
Ratios/Supplemental Data:
Net assets, end of period	$81,132,128		$69,179,008	$60,979,654
Ratio of net expenses to average net assets	0.96	%(c)	1.32%	1.60	%(c)
Ratio of net investment income/(loss) to average net assets	0.17	%(c)	0.22%	0.27	%(c)
Ratio of gross expenses to average net assets	1.35	%(c)	1.51%	1.60	%(c)

(a)	Commencement of operations
(b)	Not annualized
(c)	Annualized

See accompanying notes to the financial statements.

160

PROFUNDS VP

Notes to Financial Statements

June 30, 2003

(Unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the “Advisor”) serves as the investment advisor for each of the ProFunds. BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Bull, ProFund VP Small-Cap, ProFund VP OTC, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP UltraBull (formerly ProFund VP Bull Plus), ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraOTC, ProFund VP Bear, ProFund VP Short Small-Cap, ProFund VP Short OTC, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Energy, ProFund VP Financial, ProFund VP Healthcare, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity and ProFund VP Money Market (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP, excluding the ProFund VP Money Market, is a “non-diversified” series of the Trust pursuant to the 1940 Act.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a ProFund VP (other than the ProFund VP Money Market), except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ/NMS, are valued at the closing price, if available, on the exchange or market where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price shall be the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Securities regularly traded in the OTC markets (other than the NASDAQ/NMS) are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940.

For the ProFunds VP (other than the ProFund VP Money Market), futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued at the last bid quote (if purchased by a ProFund VP) or the last asked quote (if sold by a ProFund VP) prior to the time at which a ProFund VP calculates net asset value. Routine valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When market quotations are not readily available, a ProFund VP’s investments are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with member banks of the Federal

161

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

Reserve System or primary dealers of U.S. government securities. The Advisor will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP.

The ProFunds VP require that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

Short Sales

The ProFunds VP (other than the ProFund VP Money Market) may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP maintains a segregated account of securities as collateral for outstanding short sales, when required. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short.

Futures Contracts

The ProFunds VP (other than the ProFund VP Money Market) may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at settlement of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Futures contracts may also be offset for settlement. Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the futures and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the futures or due to the inability of counterparties to perform.

Index Options and Options on Futures Contracts

The ProFunds VP (other than the ProFund VP Money Market) may purchase call or put options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and to create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options and options on futures contracts are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected. Risk may also arise if there is an illiquid secondary market for the options or due to the inability of counterparties to perform.

162

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the ProFund VP Asia 30 and the ProFund VP Europe 30 denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Swap Agreements

The ProFunds VP (other than the ProFund VP Money Market) may enter into equity index, equity basket or interest rate swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities, or to manage exposure to a market or security. Swap agreements are two-party contracts for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The amount to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Most swap agreements entered into by the ProFunds VP calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the contract based on the relative values of the positions held by each party to the contract (the “net amount”). A ProFund VP’s current obligations under a swap agreement are accrued daily (offset against any amounts owing to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty are covered by segregated assets.

The counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus the dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount is recorded as “unrealized gains or losses on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by the securities and cash of each particular ProFund VP.

The ProFunds VP may invest in swaps that provide the opposite return of their benchmark index (short the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap. These amounts are netted with any unrealized appreciation/depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total exposure each ProFund VP has in under the swap agreements. Risks may result from an imperfect correlation between movements in the price of the swap agreements and the price of the underlying instruments. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is

163

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another appropriate basis.

Distributions to Shareholders

Each of the ProFunds VP (except the ProFund VP Real Estate, the ProFund VP U.S. Government Plus and the ProFund VP Money Market) intends to declare and distribute net investment income annually. ProFund VP Real Estate declares and pays dividends from net investment income quarterly. ProFund VP U.S. Government Plus and ProFund VP Money Market declare dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Federal Income Taxes

Each of the ProFunds VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability.

3.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except the ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP of 0.75%. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate, based on the average daily net assets, of 0.50%.

For its services as Administrator, the Trust pays BISYS an annual fee based on the following schedule of average net assets: 0.05% of average net assets from $0 to $2 billion, 0.04% on the next $3 billion of average net assets, 0.03% on the next $5 billion of average net assets, and 0.02% of average net assets over $10 billion. BISYS Fund Services, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees.

ProFund Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP will pay to ProFund Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets.

Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with John Hancock Variable Life Company (“John Hancock”) pursuant to which John Hancock will provide administrative services with respect to the ProFunds VP. For these services, the Trust pays John Hancock a quarterly fee equal on an annual basis up to 0.25% of the average daily net assets of each ProFund VP that were invested in such ProFund VP through John Hancock’s separate account.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. Each Non-Interested Trustee was compensated $5,500 in meeting and retainer fees during the six months ended June 30, 2003.

The Advisor has contractually agreed to waive advisory and management servicing fees, and if necessary, reimburse certain other expenses of each ProFund VP for the period ending December 31, 2003 in order to limit the annual operating expenses to

164

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

an annualized rate of 1.98% of the average daily net assets of each ProFund VP (except the ProFund VP UltraBull, the ProFund VP UltraOTC, the ProFund VP U.S. Government Plus and the ProFund VP Money Market). ProFund VP UltraBull’s operating expenses are limited to an annualized rate of 1.85% of it’s average daily net assets. ProFund VP UltraOTC’s operating expenses are limited to an annualized rate of 1.95% of it’s average daily net assets. ProFund VP U.S. Government Plus’s operating expenses are limited to an annualized rate of 1.73% of it’s average daily net assets. ProFund VP Money Market’s operating expenses are limited to an annualized rate of 1.35% of it’s average daily net assets.

The Advisor may recoup the advisory and management servicing fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed any expense limitation in place at that time. As of June 30, 2003, the reimbursement that may potentially be made by the ProFunds VP are as follows:

	Expires 2005	Expires 2006
ProFund VP OTC	$27,011	$13,435
ProFund VP Mid-Cap Value	22,991	19,271
ProFund VP Mid-Cap Growth	16,477	16,611
ProFund VP Small-Cap Value	35,305	33,199
ProFund VP Small-Cap Growth	20,779	20,156
ProFund VP Asia 30	2,486	4,651
ProFund VP Europe 30	21,392	—
ProFund VP UltraBull	78,953	42,886
ProFund VP UltraMid-Cap	25,730	12,586
ProFund VP UltraSmall-Cap	71,489	14,263
ProFund VP UltraOTC	57,524	12,326
ProFund VP Bear	39,311	10,017
ProFund VP Short OTC	—	11,399
ProFund VP Basic Materials	6,747	5,370
ProFund VP Biotechnology	35,143	12,809
ProFund VP Energy	34,061	12,864
ProFund VP Financial	37,969	12,900
ProFund VP Healthcare	35,804	12,317
ProFund VP Precious Metals	—	10,285
ProFund VP Real Estate	52,569	12,555
ProFund VP Semiconductor	10,634	10,895
ProFund VP Technology	34,449	9,545
ProFund VP Telecommunications	14,827	4,695
ProFund VP Utilities	36,094	9,653
ProFund VP U.S. Government Plus	—	1,368
ProFund VP Rising Rates Opportunity	7,932	6,774

165

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2002

(Unaudited)

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the period ended June 30, 2003 were as follows:

	Purchases	Sales
ProFund VP Bull	$196,703,881	$195,307,940
ProFund VP Small-Cap	39,192,856	37,731,992
ProFund VP OTC	240,476,906	219,201,597
ProFund VP Mid-Cap Value	89,771,608	86,554,727
ProFund VP Mid-Cap Growth	110,700,385	87,942,663
ProFund VP Small-Cap Value	153,344,039	151,734,615
ProFund VP Small-Cap Growth	184,079,812	160,101,432
ProFund VP Asia 30	59,757,904	72,212,929
ProFund VP Europe 30	176,821,826	138,729,747
ProFund VP UltraBull	207,925,504	216,244,432
ProFund VP UltraMid-Cap	67,388,693	58,882,415
ProFund VP UltraSmall-Cap	69,231,071	47,917,729
ProFund VP UltraOTC	200,642,187	205,268,576
ProFund VP Basic Materials	24,461,946	26,088,611
ProFund VP Biotechnology	118,391,392	118,156,965
ProFund VP Energy	80,009,826	91,434,851
ProFund VP Financial	61,364,502	61,616,767
ProFund VP Healthcare	100,554,207	75,008,646
ProFund VP Real Estate	107,724,945	112,296,331
ProFund VP Semiconductor	68,992,851	67,751,865
ProFund VP Technology	66,394,212	69,760,791
ProFund VP Telecommunications	56,298,207	66,993,749
ProFund VP Utilities	123,227,480	109,381,796
ProFund VP U.S. Government Plus	24,835,703	25,462,820

5.	Concentration Risk

The ProFund VP Asia 30, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Energy, ProFund VP Financial, ProFund VP Healthcare, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications and ProFund VP Utilities maintain exposure to a limited number of issuers conducting business in a specific market sector. These ProFunds VP are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds VP will be negatively impacted by that poor performance. This would make the performance of these particular ProFunds VP more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be. Each of ProFund VP Europe 30, ProFund VP Short Small-Cap, ProFund VP Small-Cap, ProFund VP Short OTC, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated.

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2002, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2008	Expires 2009	Expires 2010	Total
ProFund VP Bull	$—	$173,736	$1,707,847	$1,881,583
ProFund VP Small-Cap	—	1,079,530	7,828,329	8,907,859
ProFund VP OTC	—	3,644,776	15,941,603	19,586,379
ProFund VP Mid-Cap Value	—	—	204,315	204,315
ProFund VP Small-Cap Value	—	—	109,696	109,696
ProFund VP Small-Cap Growth	—	—	498,921	498,921
ProFund VP Asia 30	—	—	27,986	27,986
ProFund VP Europe 30	7,828,365	10,516,081	21,104,698	39,449,144
ProFund VP UltraBull	—	8,540,781	22,809,819	31,350,600

166

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

	Expires 2008	Expires 2009	Expires 2010	Total
ProFund VP UltraMid-Cap	$—	$—	$4,988,002	$4,988,002
ProFund VP UltraSmall-Cap	14,370,041	7,875,274	26,485,641	48,730,956
ProFund VP UltraOTC	126,680,493	119,617,666	87,508,404	333,806,563
ProFund VP Bear	—	1,705,630	—	1,705,630
ProFund VP Short Small-Cap	—	—	678,535	678,535
ProFund VP Short OTC	—	—	2,768,700	2,768,700
ProFund VP Basic Materials	—	—	1,118,357	1,118,357
ProFund VP Biotechnology	—	—	9,531,779	9,531,779
ProFund VP Energy	—	1,407,170	2,339,969	3,747,139
ProFund VP Financial	—	58,139	3,181,447	3,239,586
ProFund VP Healthcare	—	892,521	5,475,793	6,368,314
ProFund VP Precious Metals	—	—	10,809,383	10,809,383
ProFund VP Real Estate	—	1,884,982	4,225,104	6,110,086
ProFund VP Semiconductor	—	—	2,166,649	2,166,649
ProFund VP Technology	—	1,358,736	4,626,781	5,985,517
ProFund VP Telecommunications	—	2,176,462	2,185,044	4,361,506
ProFund VP Utilities	—	2,100,378	4,754,633	6,855,011
ProFund VP Rising Rates Opportunity	—	—	2,463,746	2,463,746
ProFund VP Money Market	—	—	1	1

At June 30, 2003, the cost of securities for federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
ProFund VP Bull	$116,893,757	$—	$(1,451,160)	$(1,451,160)
ProFund VP Small-Cap	42,114,003	4,341,604	(328,319)	4,013,285
ProFund VP OTC	115,058,643	—	(6,977,061)	(6,977,061)
ProFund VP Mid-Cap Value	17,787,943	—	(1,366,148)	(1,366,148)
ProFund VP Mid-Cap Growth	39,242,304	1,308,753	(232,248)	1,076,505
ProFund VP Small-Cap Value	33,603,375	—	(778,883)	(778,883)
ProFund VP Small-Cap Growth	52,853,903	2,849,018	(310,354)	2,538,664
ProFund VP Asia 30	8,267,720	368,568	(17)	368,551
ProFund VP Europe 30	75,593,371	—	(7,006,789)	(7,006,789)
ProFund VP UltraBull	48,060,657	—	(9,280,446)	(9,280,446)
ProFund VP UltraMid-Cap	31,427,930	566,500	(391,576)	174,924
ProFund VP UltraSmall-Cap	57,374,469	3,693,161	(696,559)	2,996,602
ProFund VP UltraOTC	123,124,637	—	(64,185,740)	(64,185,740)
ProFund VP Bear	108,235,000	22	(924)	(902)
ProFund VP Short Small-Cap	189,050	—	(2)	(2)
ProFund VP Short OTC	31,645,210	1,004	(1,268)	(264)
ProFund VP Basic Materials	2,380,497	—	(382,280)	(382,280)
ProFund VP Biotechnology	22,027,459	—	(1,118,712)	(1,118,712)
ProFund VP Energy	13,793,525	—	(5,609,842)	(5,609,842)
ProFund VP Financial	14,434,961	—	(320,598)	(320,598)
ProFund VP Healthcare	41,723,190	—	(1,237,385)	(1,237,385)
ProFund VP Precious Metals	31,949,000	—	(266)	(266)
ProFund VP Real Estate	16,669,062	857,146	(9,732)	847,414
ProFund VP Semiconductor	7,147,967	—	(1,437,764)	(1,437,764)
ProFund VP Technology	17,643,988	—	(4,956,595)	(4,956,595)
ProFund VP Telecommunications	5,460,384	—	(431,230)	(431,230)
ProFund VP Utilities	42,649,874	—	(738,806)	(738,806)
ProFund VP U.S. Government Plus	48,739,804	1,077,270	(8,225)	1,069,045
ProFund VP Rising Rates Opportunity	26,458,000	—	(220)	(220)
ProFund VP Money Market	82,007,000	—	—	—

167

ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

INNOVATIONS IN INDEXING®

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/Barra Value Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow Jones Industrial AverageTM,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of the NASDAQ Stock Market, Inc. “The Nikkei 225 Stock Average” is a trademark of Nihon Keizal Shimbun, Inc. “Philadelphia Stock Exchange®”’ “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

6/03

ULTRA PROFUNDS VP

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraOTC

INVERSE PROFUNDS VP

Bear

Short Small-Cap

Short OTC

SECTOR PROFUNDS VP

Basic Materials

Consumer Cyclical

Consumer Non-Cyclical

Energy

Financial

Healthcare

Industrial

Pharmaceuticals

Precious Metals

Real Estate

Technology

Telecommunications

BOND BENCHMARKED PROFUNDS VP

U.S. Government Plus

Rising Rates Opportunity

MONEY MARKET PROFUND VP

>	Semiannual Report

June 30, 2003

>  Table of Contents

i	MESSAGE FROM THE CHAIRMAN

SCHEDULE OF PORTFOLIO INVESTMENTS AND FINANCIAL STATEMENTS

1	ProFund VP UltraBull

10	ProFund VP UltraMid-Cap

18	ProFund VP UltraSmall-Cap

29	ProFund VP UltraOTC

34	ProFund VP Bear

38	ProFund VP Short Small-Cap

42	ProFund VP Short OTC

46	ProFund VP Basic Materials

50	ProFund VP Consumer Cyclical

54	ProFund VP Consumer Non-Cyclical

58	ProFund VP Energy

62	ProFund VP Financial

67	ProFund VP Healthcare

71	ProFund VP Industrial

75	ProFund VP Pharmaceuticals

79	ProFund VP Precious Metals

83	ProFund VP Real Estate

87	ProFund VP Technology

92	ProFund VP Telecommunications

96	ProFund VP U.S. Government Plus

100	ProFund VP Rising Rates Opportunity

104	ProFund VP Money Market

108	NOTES TO FINANCIAL STATEMENTS

Message from the Chairman

Dear Shareholders:

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2003.

After a downturn that lasted almost three years, U.S. equity markets made impressive gains in the first half of 2003. Broad equity indexes moved higher, and as of June 30, the year-to-date returns for the Dow Jones Industrial Average, S&P 500 Index and Nasdaq-100 were 7.72%, 10.76% and 22.08%, respectively. 1

Economic news also began to take on a more positive tone. The Commerce Department estimated that Gross Domestic Product (GDP) grew at a 2.4% annualized rate for the second quarter, building on a 1.4% growth rate for the first quarter, and profitability of S&P 500 companies was generally on the rise. 1

Thank You

We realize that there are many alternatives for investors in the financial services industry, and so we are extremely grateful for the trust you have put in ProFunds. We are committed to justifying that confidence every day.

In the following pages, you will find financial information relating to ProFunds VP. Please read this information carefully.

Sincerely,

Michael Sapir

Chairman

1 Source: Bloomberg. You cannot invest directly in an index. Indexes are unmanaged; therefore, their performance does not reflect management fees and other expenses associated with mutual fund investing. Past performance is not predictive of future results.

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (81.2%)

	Shares	Value
3M Co.	1,386	$178,766
Abbott Laboratories	5,508	241,030
ACE, Ltd.	936	32,095
ADC Telecommunications, Inc.*	2,826	6,579
Adobe Systems, Inc.	810	25,977
Advanced Micro Devices, Inc.*	1,224	7,846
AES Corp.*	2,160	13,716
Aetna, Inc.	540	32,508
AFLAC, Inc.	1,818	55,904
Agilent Technologies, Inc.*	1,656	32,374
Air Products & Chemicals, Inc.	810	33,696
Alberto-Culver Co.—Class B	216	11,038
Albertson’s, Inc.	1,296	24,883
Alcoa, Inc.	2,988	76,194
Allegheny Energy, Inc.	450	3,803
Allegheny Technologies, Inc.	288	1,901
Allergan, Inc.	468	36,083
Allied Waste Industries, Inc.*	738	7,417
Allstate Corp.	2,484	88,555
Alltel Corp.	1,098	52,946
Altera Corp.*	1,350	22,140
Altria Group, Inc.	7,146	324,714
Ambac Financial Group, Inc.	378	25,043
Amerada Hess Corp.	324	15,934
Ameren Corp.	576	25,402
American Electric Power, Inc.	1,386	41,344
American Express Co.	4,572	191,155
American Greetings Corp.—Class A*	234	4,596
American International Group, Inc.	9,216	508,538
American Power Conversion Corp.*	702	10,944
American Standard Cos.*	252	18,630
AmerisourceBergen Corp.	396	27,463
Amgen, Inc.*	4,446	295,391
AmSouth Bancorp	1,242	27,125
Anadarko Petroleum Corp.	882	39,223
Analog Devices, Inc.*	1,296	45,127
Andrew Corp.*	342	3,146
Anheuser-Busch Cos., Inc.	2,952	150,700
Anthem, Inc.*	486	37,495
AOL-Time Warner, Inc.*	15,876	255,445
AON Corp.	1,098	26,440
Apache Corp.	576	37,475
Apartment Investment & Management Co.—Class A	324	11,210
Apollo Group, Inc.—Class A*	612	37,797
Apple Computer, Inc.*	1,296	24,780
Applera Corp.—Applied Biosystems Group	738	14,044
Applied Materials, Inc.*	5,850	92,781
Applied Micro Circuits Corp.*	1,080	6,534
Archer-Daniels-Midland Co.	2,268	29,189
Ashland, Inc.	234	7,179
AT&T Corp.	2,772	53,361
AT&T Wireless Services, Inc.*	9,576	78,619
Autodesk, Inc.	396	6,399
Automatic Data Processing, Inc.	2,106	71,309
AutoNation, Inc.*	990	15,563
AutoZone, Inc.*	324	24,614
Avaya, Inc.*	1,350	8,721
Avery Dennison Corp.	396	19,879
Avon Products, Inc.	828	51,502

Common Stocks, continued

	Shares	Value
Baker Hughes, Inc.	1,188	$39,881
Ball Corp.	198	9,011
Bank of America Corp.	5,292	418,226
Bank of New York Co., Inc.	2,718	78,143
Bank One Corp.	4,032	149,910
Bard (C.R.), Inc.	180	12,836
Bausch & Lomb, Inc.	180	6,750
Baxter International, Inc.	2,106	54,756
BB&T Corp.	1,656	56,801
Bear Stearns Cos., Inc.	342	24,768
Becton, Dickinson & Co.	900	34,965
Bed Bath & Beyond, Inc.*	1,044	40,518
BellSouth Corp.	6,516	173,521
Bemis Co., Inc.	180	8,424
Best Buy Co., Inc.*	1,134	49,805
Big Lots, Inc.*	414	6,227
Biogen, Inc.*	522	19,836
Biomet, Inc.	918	26,310
BJ Services Co.*	558	20,847
Black & Decker Corp.	270	11,731
Block H & R, Inc.	630	27,248
BMC Software, Inc.*	828	13,521
Boeing Co.	2,970	101,930
Boise Cascade Corp.	198	4,732
Boston Scientific Corp.*	1,440	87,984
Bristol-Myers Squibb Co.	6,840	185,706
Broadcom Corp.—Class A*	990	24,661
Brown-Forman Corp.	216	16,982
Brunswick Corp.	324	8,106
Burlington Northern Santa Fe Corp.	1,314	37,370
Burlington Resources, Inc.	702	37,957
Calpine Corp.*	1,350	8,910
Campbell Soup Co.	1,458	35,721
Capital One Financial Corp.	792	38,951
Cardinal Health, Inc.	1,584	101,851
Carnival Corp.	2,214	71,978
Caterpillar, Inc.	1,224	68,128
Cendant Corp.*	3,600	65,952
CenterPoint Energy, Inc.	1,080	8,802
Centex Corp.	216	16,802
CenturyTel, Inc.	504	17,564
Charter One Financial, Inc.	792	24,695
ChevronTexaco Corp.	3,780	272,916
Chiron Corp.*	666	29,118
Chubb Corp.	612	36,720
CIENA Corp.*	1,656	8,595
CIGNA Corp.	504	23,658
Cincinnati Financial Corp.	576	21,364
Cinergy Corp.	630	23,178
Cintas Corp.	594	21,051
Circuit City Stores, Inc.	738	6,494
Cisco Systems, Inc.*	24,786	413,678
Citigroup, Inc.	18,180	778,103
Citizens Communications Co.*	1,008	12,993
Citrix Systems, Inc.*	576	11,727
Clear Channel Communications, Inc.*	2,160	91,562
Clorox Co.	774	33,012
CMS Energy Corp.	504	4,082
Coca-Cola Co.	8,694	403,489
Coca-Cola Enterprises, Inc.	1,602	29,076

See accompanying notes to the financial statements.

1

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Colgate-Palmolive Co.	1,908	$110,569
Comcast Corp.—Special Class A*	7,938	239,569
Comerica, Inc.	612	28,458
Computer Associates International, Inc.	2,034	45,318
Computer Sciences Corp.*	666	25,388
Compuware Corp.*	1,332	7,686
Comverse Technology, Inc.*	666	10,010
ConAgra Foods, Inc.	1,890	44,604
Concord EFS, Inc.*	1,710	25,171
ConocoPhillips	2,394	131,191
Consolidated Edison, Inc.	792	34,278
Constellation Energy Group, Inc.	576	19,757
Convergys Corp.*	522	8,352
Cooper Industries, Ltd.—Class A	324	13,381
Cooper Tire & Rubber Co.	252	4,433
Coors (Adolph) Co.—Class B	126	6,171
Corning, Inc.*	4,464	32,989
Costco Wholesale Corp.*	1,602	58,633
Countrywide Credit Industries, Inc.	468	32,559
Crane Co.	216	4,888
CSX Corp.	756	22,748
Cummins, Inc.	144	5,168
CVS Corp.	1,386	38,850
Dana Corp.	522	6,034
Danaher Corp.	540	36,747
Darden Restaurants, Inc.	594	11,274
Deere & Co.	846	38,663
Dell Computer Corp.*	9,072	289,941
Delphi Automotive Systems Corp.	1,980	17,087
Delta Air Lines, Inc.	432	6,342
Deluxe Corp.	198	8,870
Devon Energy Corp.	810	43,254
Dillard’s, Inc.—Class A	306	4,122
Dollar General Corp.	1,170	21,364
Dominion Resources, Inc.	1,098	70,568
Donnelley (R.R.) & Sons Co.	396	10,351
Dover Corp.	720	21,571
Dow Chemical Co.	3,240	100,310
Dow Jones & Co., Inc.	288	12,393
DTE Energy Co.	594	22,952
Du Pont (E.I.) de Nemours	3,510	146,156
Duke Energy Corp.	3,186	63,561
Dynegy, Inc.—Class A	1,314	5,519
Eastman Chemical Co.	270	8,551
Eastman Kodak Co.	1,008	27,569
Eaton Corp.	270	21,225
eBay, Inc.*	1,116	116,265
Ecolab, Inc.	936	23,962
Edison International*	1,152	18,927
El Paso Corp.	2,124	17,162
Electronic Arts, Inc.*	522	38,623
Electronic Data Systems Corp.	1,692	36,293
Eli Lilly & Co.	3,960	273,121
EMC Corp.*	7,722	80,849
Emerson Electric Co.	1,494	76,344
Engelhard Corp.	450	11,147
Entergy Corp.	792	41,802
EOG Resources, Inc.	396	16,569
Equifax, Inc.	504	13,104
Equity Office Properties Trust	1,422	38,409

Common Stocks, continued

	Shares	Value
Equity Residential Properties Trust	954	$24,756
Exelon Corp.	1,152	68,901
Exxon Mobil Corp.	23,580	846,757
Family Dollar Stores, Inc.	612	23,348
Fannie Mae	3,456	233,073
Federated Department Stores, Inc.	666	24,542
Federated Investors, Inc.—Class B	378	10,365
FedEx Corp.	1,062	65,876
Fifth Third Bancorp	2,034	116,630
First Data Corp.	2,646	109,650
First Tennessee National Corp.	450	19,760
FirstEnergy Corp.	1,044	40,142
Fiserv, Inc.*	684	24,357
Fleet Boston Financial Corp.	3,708	110,165
Fluor Corp.	288	9,689
Ford Motor Co.	6,462	71,017
Forest Laboratories, Inc.*	1,278	69,971
Fortune Brands, Inc.	522	27,248
FPL Group, Inc.	648	43,319
Franklin Resources, Inc.	900	35,163
Freddie Mac	2,430	123,371
Freeport-McMoRan Copper & Gold, Inc.— Class B	522	12,789
Gannett Co., Inc.	954	73,277
Gap, Inc.	3,150	59,094
Gateway, Inc.*	1,152	4,205
General Dynamics Corp.	702	50,895
General Electric Co.	35,298	1,012,347
General Mills, Inc.	1,314	62,297
General Motors Corp.	1,980	71,281
Genuine Parts Co.	612	19,590
Genzyme Corp.—General Division*	756	31,601
Georgia Pacific Corp.	882	16,714
Gillette Co.	3,600	114,696
Golden West Financial Corp.	540	43,205
Goodrich Corp.	414	8,694
Goodyear Tire & Rubber Co.	612	3,213
Grainger (W.W.), Inc.	324	15,150
Great Lakes Chemical Corp.	180	3,672
Guidant Corp.	1,098	48,740
Halliburton Co.	1,548	35,604
Harley-Davidson, Inc.	1,062	42,331
Harrah’s Entertainment, Inc.*	396	15,935
Hartford Financial Services Group, Inc.	990	49,856
Hasbro, Inc.	612	10,704
HCA, Inc.	1,800	57,672
Health Management Associates, Inc.— Class A	846	15,609
Heinz (H.J.) Co.	1,242	40,961
Hercules, Inc.*	396	3,920
Hershey Foods Corp.	468	32,601
Hewlett-Packard Co.	10,782	229,657
Hilton Hotels Corp.	1,332	17,036
Home Depot, Inc.	8,118	268,868
Honeywell International, Inc.	3,024	81,194
Humana, Inc.*	576	8,698
Huntington Bancshares, Inc.	810	15,811
Illinois Tool Works, Inc.	1,080	71,118
IMS Health, Inc.	864	15,543
Ingersoll-Rand Co.—Class A	594	28,108

See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Intel Corp.	23,076	$479,611
International Business Machines Corp.	6,102	503,414
International Flavors & Fragrances, Inc.	324	10,345
International Game Technology*	306	31,313
International Paper Co.	1,692	60,455
Interpublic Group of Cos., Inc.	1,368	18,304
Intuit, Inc.*	720	32,062
ITT Industries, Inc.	324	21,209
J.P. Morgan Chase & Co.	7,182	245,481
Jabil Circuit, Inc.*	702	15,514
Janus Capital Group, Inc.	846	13,874
JDS Uniphase Corp.*	5,058	17,754
Jefferson-Pilot Corp.	504	20,896
John Hancock Financial Services, Inc.	1,026	31,529
Johnson & Johnson	10,476	541,609
Johnson Controls, Inc.	306	26,194
Jones Apparel Group, Inc.*	450	13,167
KB Home	162	10,041
Kellogg Co.	1,440	49,493
Kerr-McGee Corp.	360	16,128
KeyCorp	1,494	37,753
KeySpan Corp.	558	19,781
Kimberly-Clark Corp.	1,800	93,852
Kinder Morgan, Inc.	432	23,609
King Pharmaceuticals, Inc.*	846	12,487
KLA-Tencor Corp.*	666	30,962
Knight Ridder, Inc.	288	19,852
Kohls Corp.*	1,188	61,039
Kroger Co.*	2,664	44,436
Leggett & Platt, Inc.	684	14,022
Lexmark International Group, Inc.*	450	31,847
Limited, Inc.	1,836	28,458
Lincoln National Corp.	630	22,447
Linear Technology Corp.	1,098	35,367
Liz Claiborne, Inc.	378	13,325
Lockheed Martin Corp.	1,584	75,351
Loews Corp.	648	30,644
Louisiana-Pacific Corp.*	378	4,098
Lowe’s Cos., Inc.	2,754	118,284
LSI Logic Corp.*	1,332	9,431
Lucent Technologies, Inc.*	14,616	29,670
Manor Care, Inc.*	324	8,103
Marathon Oil Corp.	1,098	28,932
Marriott International, Inc.—Class A	810	31,121
Marsh & McLennan Cos., Inc.	1,890	96,522
Marshall & Ilsley Corp.	792	24,219
Masco Corp.	1,692	40,355
Mattel, Inc.	1,548	29,288
Maxim Integrated Products, Inc.	1,152	39,387
May Department Stores Co.	1,026	22,839
Maytag Corp.	270	6,593
MBIA, Inc.	504	24,570
MBNA Corp.	4,518	94,155
McCormick & Co., Inc.	486	13,219
McDermott International, Inc.*	234	1,481
McDonald’s Corp.	4,500	99,270
McGraw-Hill Cos., Inc.	666	41,292
McKesson Corp.	1,026	36,669
MeadWestvaco Corp.	702	17,339
MedImmune, Inc.*	882	32,078

Common Stocks, continued

	Shares	Value
Medtronic, Inc.	4,302	$206,367
Mellon Financial Corp.	1,530	42,458
Merck & Co., Inc.	7,920	479,556
Mercury Interactive Corp.*	306	11,815
Meredith Corp.	180	7,920
Merrill Lynch & Co., Inc.	5,104	238,255
MetLife, Inc.	2,682	75,954
MGIC Investment Corp.	342	15,951
Micron Technology, Inc.*	2,142	24,911
Microsoft Corp.	37,908	970,824
Millipore Corp.*	180	7,987
Mirant Corp.*	1,422	4,124
Molex, Inc.	666	17,975
Monsanto Co.	918	19,866
Monster Worldwide, Inc.*	396	7,813
Moody’s Corp.	522	27,515
Morgan Stanley Dean Witter & Co.	3,834	163,904
Motorola, Inc.	8,172	77,062
Nabors Industries, Ltd.*	522	20,645
National City Corp.	2,160	70,654
National Semiconductor Corp.*	648	12,779
Navistar International Corp.*	234	7,635
NCR Corp.*	342	8,762
Network Appliance, Inc.*	1,206	19,549
New York Times Co.—Class A	540	24,570
Newell Rubbermaid, Inc.	972	27,216
Newmont Mining Corp.	1,422	46,158
Nextel Communications, Inc.—Class A*	3,636	65,739
NICOR, Inc.	162	6,012
Nike, Inc.—Class B	936	50,066
NiSource, Inc.	936	17,784
Noble Corp.*	468	16,052
Nordstrom, Inc.	486	9,487
Norfolk Southern Corp.	1,368	26,266
North Fork Bancorp, Inc.	558	19,005
Northern Trust Corp.	774	32,345
Northrop Grumman Corp.	648	55,916
Novell, Inc.*	1,296	3,992
Novellus Systems, Inc.*	522	19,116
Nucor Corp.	270	13,190
NVIDIA Corp.*	558	12,840
Occidental Petroleum Corp.	1,332	44,689
Office Depot, Inc.*	1,098	15,932
Omnicom Group	666	47,752
Oracle Corp.*	18,522	222,634
PACCAR, Inc.	414	27,970
Pactiv Corp.*	558	10,998
Pall Corp.	432	9,720
Parametric Technology Corp.*	936	2,855
Parker Hannifin Corp.	414	17,384
Paychex, Inc.	1,332	39,041
Penney (J.C.) Co.	954	16,075
Peoples Energy Corp.	126	5,404
PeopleSoft, Inc.*	1,116	19,630
PepsiCo, Inc.	6,066	269,937
PerkinElmer, Inc.	450	6,215
Pfizer, Inc.	27,882	952,171
PG&E Corp.*	1,440	30,456
Phelps Dodge Corp.*	306	11,732
Pinnacle West Capital Corp.	324	12,134

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Pitney Bowes, Inc.	828	$31,803
Plum Creek Timber Co., Inc.	648	16,816
PMC-Sierra, Inc.*	594	6,968
PNC Financial Services Group	990	48,322
Power-One, Inc.*	288	2,059
PPG Industries, Inc.	594	30,140
PPL Corp.	594	25,542
Praxair, Inc.	576	34,618
Principal Financial Group, Inc.	1,152	37,152
Procter & Gamble Co.	4,572	407,730
Progress Energy, Inc.	846	37,139
Progressive Corp.	774	56,579
Providian Financial Corp.*	1,026	9,501
Prudential Financial, Inc.	1,944	65,416
Public Service Enterprise Group, Inc.	792	33,462
Pulte Homes, Inc.	216	13,319
QLogic Corp.*	324	15,659
Qualcomm, Inc.	2,790	99,743
Quest Diagnostics, Inc.*	378	24,116
Quintiles Transnational Corp.*	414	5,875
Qwest Communications International, Inc.*	5,994	28,651
R.J. Reynolds Tobacco Holdings	306	11,386
RadioShack Corp.	594	15,628
Raytheon Co.	1,458	47,881
Reebok International, Ltd.*	216	7,264
Regions Financial Corp.	792	26,754
Robert Half International, Inc.*	594	11,250
Rockwell Collins, Inc.	630	15,517
Rockwell International Corp.	648	15,448
Rohm & Haas Co.	792	24,576
Rowan Cos., Inc.*	324	7,258
Ryder System, Inc.	216	5,534
Sabre Holdings Corp.	504	12,424
SAFECO Corp.	486	17,146
Safeway, Inc.*	1,566	32,040
Sanmina-SCI Corp.*	1,800	11,358
Sara Lee Corp.	2,736	51,464
SBC Communications, Inc.	11,736	299,855
Schering-Plough Corp.	5,184	96,422
Schlumberger, Ltd.	2,052	97,614
Schwab (Charles) Corp.	4,770	48,129
Scientific-Atlanta, Inc.	522	12,444
Sealed Air Corp.*	306	14,584
Sears, Roebuck & Co.	1,080	36,331
Sempra Energy	738	21,055
Sherwin-Williams Co.	522	14,031
Siebel Systems, Inc.*	1,728	16,485
Sigma-Aldrich Corp.	252	13,653
Simon Property Group, Inc.	666	25,994
SLM Corp.	1,620	63,455
Snap-on, Inc.	198	5,748
Solectron Corp.*	2,934	10,973
Southern Co.	2,556	79,644
SouthTrust Corp.	1,206	32,803
Southwest Airlines Co.	2,754	47,369
Sprint Corp. (FON Group)	3,168	45,619
Sprint Corp. (PCS Group)*	3,618	20,804
St. Jude Medical, Inc.*	630	36,225
St. Paul Companies, Inc.	810	29,573
Stanley Works	306	8,446

Common Stocks, continued

	Shares	Value
Staples, Inc.*	1,728	$31,709
Starbucks Corp.*	1,386	33,985
Starwood Hotels & Resorts Worldwide, Inc.	702	20,070
State Street Corp.	1,170	46,098
Stryker Corp.	702	48,698
Sun Microsystems, Inc.*	11,412	52,495
SunGard Data Systems, Inc.*	1,008	26,117
Sunoco, Inc.	270	10,190
SunTrust Banks, Inc.	990	58,747
SuperValu, Inc.	468	9,978
Symantec Corp.*	522	22,895
Symbol Technologies, Inc.	810	10,538
Synovus Financial Corp.	1,080	23,220
Sysco Corp.	2,286	68,672
T. Rowe Price Group, Inc.	432	16,308
Target Corp.	3,222	121,920
TECO Energy, Inc.	630	7,554
Tektronix, Inc.*	306	6,610
Tellabs, Inc.*	1,458	9,579
Temple-Inland, Inc.	198	8,496
Tenet Healthcare Corp.*	1,656	19,292
Teradyne, Inc.*	648	11,217
Texas Instruments, Inc.	6,102	107,394
Textron, Inc.	486	18,964
The Pepsi Bottling Group, Inc.	972	19,459
Thermo Electron Corp.*	576	12,108
Thomas & Betts Corp.*	198	2,861
Tiffany & Co.	504	16,471
TJX Cos., Inc.	1,800	33,912
Torchmark Corp.	414	15,422
Toys R Us, Inc.*	756	9,163
Transocean Sedco Forex, Inc.	1,134	24,914
Travelers Property Casualty Corp.—Class B	3,546	55,920
Tribune Co.	1,098	53,033
Tupperware Corp.	198	2,843
TXU Corp.	1,134	25,458
Tyco International, Ltd.	7,056	133,923
U.S. Bancorp	6,786	166,257
Union Pacific Corp.	900	52,218
Union Planters Corp.	702	21,783
Unisys Corp.*	1,152	14,147
United Parcel Service, Inc.—Class B	3,978	253,398
United States Steel Corp.	360	5,893
United Technologies Corp.	1,656	117,294
UnitedHealth Group, Inc.	4,176	209,844
Univision Communications, Inc.—Class A*	810	24,624
Unocal Corp.	918	26,337
UnumProvident Corp.	1,008	13,517
UST, Inc.	594	20,808
Veritas Software Corp.*	1,458	41,801
Verizon Communications, Inc.	9,720	383,454
VF Corp.	378	12,841
Viacom, Inc.—Class B*	6,192	270,342
Visteon Corp.	468	3,215
Vulcan Materials Co.	360	13,345
Wachovia Corp.	4,752	189,889
Wal-Mart Stores, Inc.	15,462	829,845
Walgreen Co.	3,618	108,902
Walt Disney Co.	7,218	142,556
Washington Mutual, Inc.	3,294	136,043

See accompanying notes to the financial statements.

4

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Waste Management, Inc.	2,088	$50,300
Waters Corp.*	432	12,584
Watson Pharmaceuticals, Inc.*	378	15,260
Wellpoint Health Networks, Inc.*	522	44,005
Wells Fargo & Co.	5,922	298,468
Wendy’s International, Inc.	396	11,472
Weyerhaeuser Co.	774	41,796
Whirlpool Corp.	234	14,906
Williams Cos., Inc.	1,836	14,504
Winn-Dixie Stores, Inc.	504	6,204
Worthington Industries, Inc.	306	4,100
Wrigley (WM.) JR Co.	792	44,534
Wyeth	4,698	213,994
Xcel Energy, Inc.	1,404	21,116
Xerox Corp.*	2,610	27,640
Xilinx, Inc.*	1,188	30,068
XL Capital, Ltd.—Class A	486	40,338
Yahoo!, Inc.*	2,124	69,582
YUM! Brands, Inc.*	1,026	30,329
Zimmer Holdings, Inc.*	702	31,625
Zions Bancorp	324	16,398

TOTAL COMMON STOCKS		31,723,760

Federal Home Loan Bank (9.0%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$3,509,000	3,508,951

TOTAL FEDERAL HOME LOAN BANK		3,508,951

Options Purchased (9.1%)

	Contracts
S&P 500 Futures Option expiring September 2003 @ $500	30	3,547,500

TOTAL OPTIONS PURCHASED		3,547,500

TOTAL INVESTMENTS (Cost $35,611,004)(a)—99.3%		38,780,211
Net other assets (liabilities)—0.7%		281,971

NET ASSETS—100.0%		$39,062,182

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $30,163,000)	124	$9,293,292
E-Mini S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $291,900)	6	(5,649)
Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
S&P 500 Index Swap Agreements expiring 07/28/03-12/26/03 (Underlying notional amount at value $8,961,321)	9,196	$(15,817)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$3,557,740
Unrealized depreciation	(388,533)

Net unrealized appreciation/depreciation	$3,169,207

See accompanying notes to the financial statements.

5

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

The ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.2%
Aerospace/Defense	1.2%
Agriculture	1.0%
Airlines	0.1%
Apparel	0.2%
Auto Manufacturers	0.5%
Auto Parts & Equipment	0.2%
Banks	5.6%
Beverages	2.3%
Biotechnology	1.0%
Building Materials	0.2%
Chemicals	1.2%
Commercial Services	0.8%
Computers	3.6%
Cosmetics/Personal Care	2.0%
Distribution/Wholesale	0.1%
Diversified Financial Services	5.9%
Electric	2.2%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	0.0%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.5%
Forest Products & Paper	0.4%
Gas	0.1%
Hand/Machine Tools	0.1%
Healthcare—Products	2.9%
Healthcare—Services	1.2%
Home Builders	0.1%
Home Furnishings	0.1%
Household Products/Wares	0.2%
Housewares	0.1%
Insurance	3.9%
Internet	0.6%
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.2%
Machinery—Diversified	0.2%
Machinery—Construction & Mining	0.2%
Manufacturing	4.2%
Media	3.2%
Metal Fabricate/Hardware	0.0%
Mining	0.4%
Office/Business Equipment	0.2%
Oil & Gas	4.2%
Oil & Gas Services	0.5%
Packaging & Containers	0.1%
Pharmaceuticals	6.9%
Pipelines	0.2%
Real Estate Investment Trust	0.3%
Retail	5.9%
Savings & Loans	0.5%
Semiconductors	2.6%
Software	4.2%
Telecommunications	5.0%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.2%
Trucking & Leasing	0.0%
Other	18.8%

See accompanying notes to the financial statements.

6

PROFUNDS VP

ProFund VP UltraBull

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $35,611,004)	$38,780,211
Cash	28,387
Segregated cash balances with brokers for futures contracts	95
Dividends and interest receivable	33,641
Receivable for capital shares issued	2,280,911
Prepaid expenses	1,441

Total Assets	41,124,686

Liabilities:
Payable for capital shares redeemed	1,936,895
Unrealized depreciation on swap agreements	15,817
Variation margin on futures contracts	36,719
Advisory fees payable	17,657
Management services fees payable	3,531
Administration fees payable	1,697
Administrative services fees payable	16,724
Distribution fees payable	9,462
Other accrued expenses	24,002

Total Liabilities	2,062,504

Net Assets	$39,062,182

Net Assets consist of:
Capital	$78,839,679
Accumulated net investment income/(loss)	(76,306)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(52,142,224)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	12,441,033

Net Assets	$39,062,182

Shares of Beneficial Interest Outstanding	2,270,066

Net Asset Value (offering and redemption price per share)	$17.21

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$251,683
Interest	32,192

Total Investment Income	283,875

Expenses:
Advisory fees	146,776
Management services fees	29,355
Administration fees	9,012
Administrative services fees	91,685
Distribution fees	48,761
Custody fees	27,854
Fund accounting fees	15,926
Transfer agent fees	13,554
Other fees	21,863

Total Gross Expenses before reductions	404,786
Less Expenses reduced by the Advisor	(43,868)

Total Net Expenses	360,918

Net Investment Income/(Loss)	(77,043)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	(17,560,080)
Net realized gains (losses) on futures contracts and swap agreements	15,875,018
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	8,959,316

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	7,274,254

Change in Net Assets Resulting from Operations	$7,197,211

See accompanying notes to the financial statements.

7

PROFUNDS VP

ProFund VP UltraBull

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the year ended December 31, 2002

	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$(77,043)	$(257,636)
Net realized gains (losses) on investments, futures contracts and swap agreements	(1,685,062)	(27,955,070)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	8,959,316	(3,410,068)

Change in net assets resulting from operations	7,197,211	(31,622,774)

Capital Transactions:
Proceeds from shares issued	442,233,557	1,303,472,303
Cost of shares redeemed	(452,656,397)	(1,293,747,570)

Change in net assets resulting from capital transactions	(10,422,840)	9,724,733

Change in net assets	(3,225,629)	(21,898,041)
Net Assets:
Beginning of period	42,287,811	64,185,852

End of period	$39,062,182	$42,287,811

Share Transactions:
Issued	30,283,218	71,283,187
Redeemed	(30,927,178)	(71,195,947)

Change in shares	(643,960)	87,240

See accompanying notes to the financial statements.

8

PROFUNDS VP

ProFund VP UltraBull

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003(a) (Unaudited)		For the year ended December 31, 2002		For the period January 22, 2001(b) through December 31, 2001
Net Asset Value, Beginning of Period	$14.51		$22.71		$30.00

Net investment income/(loss)	(0.03	)(c)	(0.08	)(c)	(0.09	)(c)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	2.73		(8.12)		(7.20)

Total income/(loss) from investment activities	2.70		(8.20)		(7.29)

Net Asset Value, End of Period	$17.21		$14.51		$22.71

Total Return	18.61	%(d)	(36.11)%		(24.30	)%(d)
Ratios/Supplemental Data:
Net assets, end of period	$39,062,182		$42,287,811		$64,185,852
Ratio of net expenses to average net assets	1.84	%(e)	1.98%		1.94	%(e)
Ratio of net investment income/(loss) to average net assets	(0.39	)%(e)	(0.46)%		(0.42	)%(e)
Ratio of gross expenses to average net assets	2.07	%(e)	2.12%		1.94	%(e)
Portfolio turnover(f)	674%		1,249%		682%

(a)	Effective May 1, 2003, the investment objective was changed to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the corresponding benchmark versus one and one-half times (150%).
(b)	Commencement of operations
(c)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

9

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (88.6%)

	Shares	Value
3Com Corp.*	12,160	$56,909
99 Cents Only Stores*	2,240	76,877
Abercrombie & Fitch Co.—Class A*	3,520	100,003
Activision, Inc.*	3,200	41,344
Acxiom Corp.*	2,880	43,459
ADTRAN, Inc.*	1,280	65,651
Advanced Fibre Communications, Inc.*	2,880	46,858
AdvancePCS*	3,200	122,336
Advent Software, Inc.*	1,280	21,645
Affiliated Computer Services, Inc.— Class A*	4,480	204,871
AGCO Corp.*	2,560	43,726
AGL Resources, Inc.	1,920	48,845
Airborne, Inc.	1,600	33,440
Airgas, Inc.	2,240	37,520
AK Steel Holding Corp.*	3,840	13,901
Alaska Air Group, Inc.*	960	20,592
Albemarle Corp.	1,280	35,802
Alexander & Baldwin, Inc.	1,280	33,958
ALLETE, Inc.	2,880	76,464
Alliant Energy Corp.	3,200	60,896
Allmerica Financial Corp.*	1,920	34,541
AMB Property Corp.	2,560	72,115
American Eagle Outfitters, Inc.*	2,560	46,387
American Financial Group, Inc.	2,240	51,072
AmeriCredit Corp.*	4,800	41,040
Amerus Group Co.	1,280	36,083
Ametek, Inc.	1,280	46,912
Apogent Technologies, Inc.*	3,200	64,000
Applebee’s International, Inc.	1,920	60,346
Apria Healthcare Group, Inc.*	1,920	47,770
Aquilla, Inc.	6,400	16,512
Arch Coal, Inc.	1,920	44,122
Arrow Electronics, Inc.*	3,520	53,645
Arthur J. Gallagher & Co.	2,880	78,336
ArvinMeritor, Inc.	2,240	45,203
Ascential Software Corp.*	2,183	35,889
Associated Banc Corp.	2,560	94,413
Astoria Financial Corp.	2,880	80,438
Atmel Corp.*	16,000	40,480
Avnet, Inc.*	4,160	52,749
Avocent Corp.*	1,600	47,888
Bandag, Inc.	640	23,853
Bank of Hawaii Corp.	1,920	63,648
Banknorth Group, Inc.	5,440	138,829
Banta Corp.	960	31,075
Barnes & Noble, Inc.*	2,240	51,632
Barr Laboratories, Inc.*	2,240	146,720
Beckman Coulter, Inc.	2,240	91,034
Belo (A.H.) Corp.—Class A	3,840	85,862
BJ’s Wholesale Club, Inc.*	2,560	38,554
Black Hills Corp.	960	29,472
Blyth, Inc.	1,600	43,520
Bob Evans Farms, Inc.	1,280	35,366
Borders Group, Inc.*	2,880	50,717
BorgWarner, Inc.	960	61,824
Bowater, Inc.	1,920	71,904
Brink’s Co.	1,920	27,974
Brinker International, Inc.*	3,200	115,264
Brown & Brown, Inc.	2,240	72,800

Common Stocks, continued

	Shares	Value
C.H. Robinson Worldwide, Inc.	2,880	$102,413
Cabot Corp.	2,240	64,288
Cabot Microelectronics Corp.*	960	48,451
Cadence Design Systems, Inc.*	8,640	104,198
Callaway Golf Co.	2,560	33,843
Career Education Corp.*	1,600	109,473
Carlisle Cos., Inc.	960	40,474
Carmax, Inc.*	3,840	115,776
Carpenter Technology Corp.	640	9,984
Catalina Marketing Corp.*	1,920	33,888
CBRL Group, Inc.	1,920	74,611
CDW Corp.*	2,880	131,905
Ceridian Corp.*	5,120	86,886
Certegy, Inc.*	2,240	62,160
Charles River Laboratories International, Inc.*	1,600	51,488
CheckFree Holdings Corp.*	2,560	71,270
Chico’s FAS, Inc.*	2,560	53,888
Choicepoint, Inc.*	2,880	99,418
Church & Dwight, Inc.	1,280	41,894
Cincinnati Bell, Inc.*	7,360	49,312
City National Corp.	1,600	71,296
Claire’s Stores, Inc.	1,600	40,576
Clayton Homes, Inc.	4,800	60,240
CNF, Inc.	1,600	40,608
Coach, Inc.*	3,200	159,168
Colonial BancGroup, Inc.	4,160	57,699
Commerce Bancorp, Inc.	2,240	83,104
Commscope, Inc.*	2,240	21,280
Community Health Systems*	2,880	55,555
Compass Bancshares, Inc.	4,480	156,487
Constellation Brands, Inc.*	3,200	100,480
Cooper Cameron Corp.*	1,920	96,730
Copart, Inc.*	3,200	30,240
Corinthian Colleges, Inc.*	1,280	62,170
Covance, Inc.*	2,240	40,544
Coventry Health Care, Inc.*	2,240	103,398
Credence Systems Corp.*	1,920	16,262
Cree Research, Inc.*	2,560	41,677
Crompton Corp.	3,840	27,072
CSG Systems International, Inc.*	1,920	27,130
Cypress Semiconductor Corp.*	4,160	49,920
Cytec Industries, Inc.*	1,280	43,264
CYTYC Corp.*	4,160	43,763
D.R. Horton, Inc.	5,120	143,872
Dean Foods Co.*	4,800	151,199
DENTSPLY International, Inc.	2,560	104,704
DeVry, Inc.*	2,240	52,170
Dial Corp.	3,200	62,240
Diebold, Inc.	2,560	110,720
Dollar Tree Stores, Inc.*	3,840	121,843
Donaldson Co., Inc.	1,600	71,120
DPL, Inc.	4,480	71,411
DQE, Inc.	1,920	28,934
DST Systems, Inc.*	4,160	158,080
Dun & Bradstreet Corp.*	2,560	105,215
Dycom Industries, Inc.*	1,600	26,080
E*TRADE Group, Inc.*	12,160	103,360
Eaton Vance Corp.	2,240	70,784
Education Management Corp.*	1,280	68,070

See accompanying notes to the financial statements.

10

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Edwards (A.G.), Inc.	2,880	$98,496
Edwards Lifesciences Corp.*	1,920	61,709
EGL, Inc.*	1,600	24,320
Emmis Communications Corp.*	1,920	44,064
Energizer Holdings, Inc.*	3,200	100,480
Energy East Corp.	3,840	79,718
Ensco International, Inc.	4,480	120,512
Entercom Communications Corp.*	1,600	78,416
Equitable Resources, Inc.	2,240	91,258
Everest Re Group, Ltd.	1,920	146,880
Expeditors International of Washington, Inc.	3,840	133,017
Express Scripts, Inc.—Class A*	2,880	196,762
Extended Stay America, Inc.*	3,200	43,168
Fair, Isaac & Co., Inc.	1,600	82,320
Fairchild Semiconductor International, Inc.*	3,840	49,114
Fastenal Co.	2,560	86,886
Federal Signal Corp.	1,600	28,112
Ferro Corp.	1,280	28,838
Fidelity National Financial, Inc.	4,480	137,805
First American Financial Corp.	2,240	59,024
First Health Group Corp.*	3,520	97,152
First Virginia Banks, Inc.	2,560	110,387
FirstMerit Corp.	2,880	65,837
Flowserve Corp.*	1,920	37,766
FMC Corp.*	1,280	28,966
FMC Technologies, Inc.*	2,240	47,152
Forest Oil Corp.*	1,600	40,192
Furniture Brands International, Inc.*	1,920	50,112
Gartner Group, Inc.—Class B*	2,880	21,600
GATX Corp.	1,600	26,160
Gentex Corp.*	2,560	78,361
Gilead Sciences, Inc.*	6,720	373,497
Glatfelter (P.H.) Co.	1,600	23,600
Granite Construction, Inc.	1,280	24,525
Grant Prideco, Inc.*	4,160	48,880
Great Plains Energy, Inc.	2,240	64,691
Greater Bay Bancorp	1,600	32,864
GreenPoint Financial Corp.	3,200	163,009
GTECH Holdings Corp.*	1,920	72,288
Hanover Compressor Co.*	2,240	25,312
Harris Corp.	2,240	67,312
Harsco Corp.	1,280	46,144
Harte-Hanks, Inc.	4,800	91,200
Hawaiian Electric Industries, Inc.	1,280	58,688
HCC Insurance Holdings, Inc.	2,240	66,237
Health Net, Inc.*	3,840	126,529
Helmerich & Payne, Inc.	1,600	46,720
Henry (Jack) & Associates, Inc.	3,200	56,928
Henry Schein, Inc.*	1,600	83,744
Herman Miller, Inc.	2,560	51,738
Hibernia Corp.	5,440	98,790
Hillenbrand Industries, Inc.	2,240	113,008
Hispanic Broadcasting Corp.—Class A*	3,840	97,728
HON Industries, Inc.	1,920	58,560
Horace Mann Educators Corp.	1,280	20,646
Hormel Foods Corp.	4,800	113,760
Hospitality Properties Trust	2,240	70,000
Hubbell, Inc.—Class B	1,920	63,552

Common Stocks, continued

	Shares	Value
ICN Pharmaceuticals, Inc.	2,880	$48,269
IDACORP, Inc.	1,280	33,600
IDEC Pharmaceuticals Corp.*	5,120	174,080
Imation Corp.	1,280	48,410
IMC Global, Inc.	3,840	25,766
Independence Community Bank Corp.	1,920	54,182
IndyMac Bancorp, Inc.	1,920	48,806
InFocus Corp.*	1,280	6,042
Integrated Circuit Systems, Inc.*	2,240	70,403
Integrated Device Technology, Inc.*	3,520	38,896
International Rectifier Corp.*	2,240	60,077
International Speedway Corp.	1,920	75,859
Internet Security Systems, Inc.*	1,600	23,184
Intersil Corp.—Class A*	4,800	127,728
Interstate Bakeries Corp.	1,600	20,320
Investment Technology Group, Inc.*	1,600	29,760
Investors Financial Services Corp.	2,240	64,982
IVAX Corp.*	6,720	119,952
J.B. Hunt Transport Services, Inc.*	1,280	48,320
Jacobs Engineering Group, Inc.*	1,920	80,928
JM Smucker Co.	1,600	63,824
Keane, Inc.*	2,240	30,531
Kelly Services, Inc.—Class A	1,280	30,016
KEMET Corp.*	2,880	29,088
Kennametal, Inc.	1,280	43,315
Korn/Ferry International*	1,280	10,368
Krispy Kreme Doughnuts, Inc.*	1,920	79,066
L-3 Communications Holdings, Inc.*	2,560	111,335
LaBranche & Co., Inc.	1,920	39,725
Lam Research Corp.*	4,480	81,581
Lancaster Colony Corp.	1,280	49,485
Lattice Semiconductor Corp.*	3,840	31,603
Lear Corp.*	2,240	103,084
Lee Enterprises, Inc.	1,600	60,048
Legato Systems, Inc.*	3,840	32,218
Legg Mason, Inc.	2,240	145,487
Lennar Corp.—Class B	2,478	177,177
Lennar Corporation	57	3,916
Leucadia National Corp.	1,920	71,270
Liberty Property Trust	2,560	88,576
LifePoint Hospitals, Inc.*	1,280	26,803
Lincare Holdings, Inc.*	3,840	120,998
Longs Drug Stores Corp.	1,280	21,248
Longview Fibre Co.	1,600	13,120
LTX Corp.*	1,600	13,792
Lubrizol Corp.	1,600	49,584
Lyondell Chemical Co.	5,440	73,604
M&T Bank Corp.	3,200	269,505
Mack-Cali Realty Corp.	1,920	69,850
Macromedia, Inc.*	1,920	40,397
Macrovision Corp.*	1,600	31,872
Mandalay Resort Group	2,240	71,344
Manpower, Inc.	2,560	94,950
Martin Marietta Materials	1,600	53,776
McDATA Corp.—Class A*	3,840	56,333
MDU Resources Group, Inc.	2,560	85,734
Media General, Inc.—Class A	640	36,608
Mentor Graphics Corp.*	2,240	32,435
Mercantile Bankshares Corp.	2,240	88,211
Michaels Stores, Inc.*	2,240	85,254

See accompanying notes to the financial statements.

11

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Micrel, Inc.*	3,200	$33,248
Microchip Technology, Inc.	6,720	165,514
Millennium Pharmaceuticals, Inc.*	9,600	151,008
Minerals Technologies, Inc.	640	31,142
Modine Manufacturing Co.	1,280	24,794
Mohawk Industries, Inc.*	2,240	124,387
MONY Group, Inc.	1,600	43,120
Moore Wallace, Inc.*	200	2,936
MPS Group, Inc.*	3,520	24,218
Murphy Oil Corp.	3,200	168,320
Mylan Laboratories, Inc.	6,080	211,402
National Commerce Financial Corp.	7,040	156,218
National Fuel Gas Co.	2,880	75,024
National Instruments Corp.*	1,920	72,538
National—Oilwell, Inc.*	2,880	63,360
Neiman Marcus Group, Inc.—Class A*	1,600	58,560
Network Associates, Inc.*	5,120	64,922
Neuberger Berman, Inc.	2,560	102,170
New Plan Excel Realty Trust, Inc.	3,200	68,320
New York Community Bancorp	4,480	130,323
Newport Corp.*	1,280	18,944
Noble Energy, Inc.	1,920	72,576
Nordson Corp.	1,280	30,528
Northeast Utilities System	4,800	80,352
NSTAR	1,920	87,456
OGE Energy Corp.	2,560	54,707
Ohio Casualty Corp.*	1,920	25,306
Old Republic International Corp.	4,160	142,563
Olin Corp.	1,920	32,832
Omnicare, Inc.	3,200	108,128
ONEOK, Inc.	2,560	50,253
Outback Steakhouse, Inc.	2,560	99,840
Overture Services, Inc.*	1,920	34,810
Oxford Health Plans, Inc.*	2,880	121,047
PacifiCare Health Systems, Inc.*	1,280	63,142
Packaging Corp. of America*	3,520	64,874
Park Place Entertainment Corp.*	10,240	93,082
Patterson Dental Co.*	2,240	101,651
Patterson—UTI Energy, Inc.*	2,560	82,944
Payless ShoeSource, Inc.*	1,920	24,000
Peabody Energy Corp.	1,600	53,744
Pentair, Inc.	1,600	62,496
Pepco Holdings, Inc.	3,520	67,443
PepsiAmericas, Inc.	5,440	68,326
Perrigo Co.	2,560	40,038
Petsmart, Inc.*	4,800	80,016
Pharmaceutical Resources, Inc.*	960	46,714
Philadelphia Suburban Corp.	2,240	54,611
Pier 1 Imports, Inc.	3,200	65,280
Pioneer Natural Resources Co.*	3,840	100,224
Plantronics, Inc.*	1,600	34,672
Plexus Corp.*	1,280	14,758
PMI Group, Inc.	3,200	85,888
PNM Resources, Inc.	1,280	34,240
Pogo Producing Co.	1,920	82,080
Polycom, Inc.*	3,520	48,787
Potlatch Corp.	960	24,720
Powerwave Technologies, Inc.*	2,240	14,045
Precision Castparts Corp.	1,920	59,712
Price Communications Corp.*	1,920	24,787

Common Stocks, continued

	Shares	Value
Pride International, Inc.*	4,480	$84,314
Protective Life Corp.	2,240	59,920
Protein Design Labs, Inc.*	2,880	40,262
Provident Financial Group, Inc.	1,600	41,008
Puget Energy, Inc.	2,880	68,746
Quanta Services, Inc.*	3,840	27,264
Quantum Corp.*	5,440	22,032
Questar Corp.	2,880	96,393
Radian Group, Inc.	3,200	117,280
Rayonier, Inc.	1,600	52,800
Reader’s Digest Association, Inc.	3,520	47,450
Republic Services, Inc.*	5,760	130,580
Retek, Inc.*	1,920	12,288
Reynolds & Reynolds Co.	2,240	63,974
RF Micro Devices, Inc.*	5,760	34,675
Rollins, Inc.	1,600	30,160
Roslyn Bancorp, Inc.	2,880	61,891
Ross Stores, Inc.	2,560	109,414
RPM, Inc.	3,840	52,800
RSA Security, Inc.*	1,920	20,640
Ruby Tuesday, Inc.	1,920	47,482
Ruddick Corp.	1,600	25,152
Saks, Inc.*	4,800	46,560
Sandisk Corp.*	2,240	90,384
SCANA Corp.	3,520	120,667
Scholastic Corp.*	1,280	38,118
SEI Investments Co.	3,840	122,879
Semtech Corp.*	2,560	36,454
Sensient Technologies Corp.	1,600	36,784
Sepracor, Inc.*	2,880	51,926
Sequa Corp.—Class A*	320	10,976
SICOR, Inc.*	4,160	84,614
Sierra Pacific Resources*	3,840	22,810
Silicon Laboratories, Inc.*	1,600	42,624
Silicon Valley Bancshares*	1,600	38,096
Six Flags, Inc.*	3,200	21,696
Smith International, Inc.*	3,200	117,568
Smithfield Foods, Inc.*	3,840	88,013
Sonoco Products Co.	3,200	76,864
Sotheby’s Holdings, Inc.—Class A*	2,240	16,666
Sovereign Bancorp, Inc.	8,960	140,224
SPX Corp.*	2,560	112,793
StanCorp Financial Group, Inc.	960	50,131
Stericycle, Inc.	1,280	49,254
STERIS Corp.*	2,240	51,722
Storage Technology Corp.*	3,520	90,605
Superior Industries International, Inc.	960	40,032
Swift Transportation Co., Inc.*	2,880	53,626
Sybase, Inc.*	3,520	48,963
Sylvan Learning Systems, Inc.*	1,280	29,235
Synopsys, Inc.*	2,560	158,336
TCF Financial Corp.	2,560	101,990
Tech Data Corp.*	1,920	51,283
Tecumseh Products Co.	640	24,518
Teleflex, Inc.	1,280	54,464
Telephone & Data Systems, Inc.	1,920	95,424
The Cheesecake Factory, Inc.*	1,600	57,424
Tidewater, Inc.	1,920	56,390
Timberland Co.—Class A*	1,280	67,661
Titan Corp.*	2,560	26,342

See accompanying notes to the financial statements.

12

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Toll Brothers, Inc.*	2,240	$63,414
Tootsie Roll Industries, Inc.	1,920	58,541
Transaction Systems Architects, Inc.*	1,280	11,469
Triad Hospitals, Inc.*	2,560	63,539
Trinity Industries, Inc.	1,600	29,616
TriQuint Semiconductor, Inc.*	4,480	18,637
Tyson Foods, Inc.—Class A	12,160	129,139
Unifi, Inc.*	1,920	11,904
United Dominion Realty Trust, Inc.	3,520	60,614
United Rentals, Inc.*	2,560	35,558
Unitrin, Inc.	2,240	60,749
Universal Corp.	960	40,608
Universal Health Services, Inc.—Class B*	1,920	76,070
Valassis Communications, Inc.*	1,920	49,382
Valero Energy Corp.	3,840	139,507
Valspar Corp.	1,600	67,552
Varco International, Inc.*	3,200	62,720
Varian Medical Systems, Inc.*	2,240	128,956
Varian, Inc.*	960	33,283
Vectren Corp.	2,240	56,112
Vertex Pharmaceuticals, Inc.*	2,560	37,376
Viad Corp.	3,200	71,648
Vishay Intertechnology, Inc.*	5,440	71,808
VISX, Inc.*	1,920	33,312
W.R. Berkley Corp.	1,920	101,184
Waddell & Reed Financial, Inc.	2,880	73,930
Washington Post Co.—Class B	320	234,528
Wausau—Mosinee Paper Corp.	1,920	21,504
Weatherford International, Ltd.*	4,160	174,304
Webster Financial Corp.	1,600	60,480
Werner Enterprises, Inc.	1,920	40,704
Westamerica Bancorporation	1,280	55,142
Westar Energy, Inc.	2,560	41,549
Western Gas Resources, Inc.	1,280	50,688
Westwood One, Inc.*	3,520	119,434
WGL Holdings, Inc.	1,600	42,720
Whole Foods Market, Inc.*	1,920	91,258
Williams—Sonoma, Inc.*	3,840	112,128
Wilmington Trust Corp.	2,240	65,744
Wind River Systems, Inc.*	2,560	9,754
Wisconsin Energy Corp.	3,840	111,360
WPS Resources Corp.	960	38,592
XTO Energy, Inc.	6,080	122,269
York International Corp.	1,280	29,952

TOTAL COMMON STOCKS		26,892,919

Federal Home Loan Bank (15.5%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 7/1/03	$4,710,000	$4,709,935

TOTAL FEDERAL HOME LOAN BANK		4,709,935

TOTAL INVESTMENTS (Cost $30,177,643)(a)—104.1%		31,602,854
Net other assets (liabilities)—(4.1)%		(1,248,407)

NET ASSETS—100.0%		$30,354,447

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
S&P MidCap 400 Futures Contract expiring September 2003 (Underlying face amount at value $2,387,545)	10	$12,455
Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
S&P MidCap 400 Index Swap Agreements expiring 08/27/03 (Underlying notional amount at value $32,055,239)	66,753	$(136,175)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$1,816,787
Unrealized depreciation	(391,576)

Net unrealized appreciation/depreciation	$1,425,211

See accompanying notes to the financial statements.

13

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

The ProFund VP UltraMid-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.4%
Aerospace/Defense	0.5%
Agriculture	0.1%
Airlines	0.1%
Apparel	0.8%
Auto Parts & Equipment	1.0%
Banks	6.0%
Beverages	0.6%
Biotechnology	1.4%
Building Materials	0.3%
Chemicals	2.1%
Coal	0.3%
Commercial Services	2.9%
Communication Services	0.3%
Computers	4.3%
Distribution/Wholesale	0.9%
Diversified Financial Services	2.3%
Electric	4.3%
Electrical Components & Equipment	0.7%
Electronics	1.1%
Engineering & Construction	0.4%
Entertainment	0.7%
Environmental Control	0.6%
Food	2.6%
Forest Products & Paper	0.7%
Gas	0.5%
Hand/Machine Tools	0.1%
Health Care	0.2%
Healthcare—Products	2.9%
Healthcare—Services	2.6%
Home Builders	1.5%
Home Furnishings	0.2%
Household Products/Wares	0.5%
Insurance	4.7%
Internet	1.2%
Iron/Steel	0.1%
Leisure Time	0.1%
Lodging	0.7%
Machinery—Diversified	0.4%
Media	2.8%
Metal Fabrication/Hardware	0.2%
Miscellaneous Manufacturing	1.7%
Office Furnishings	0.4%
Oil & Gas	3.5%
Oil & Gas Services	2.3%
Packaging & Containers	0.5%
Pharmaceuticals	5.1%
Pipelines	1.1%
Real Estate Investment Trust	1.4%
Retail	6.2%
Savings & Loans	2.3%
Semiconductors	3.0%
Software	2.5%
Telecommunications	1.9%
Textiles	0.6%
Transportation	1.7%
Trucking & Leasing	0.1%
Water	0.2%
Other	11.4%

See accompanying notes to the financial statements.

14

PROFUNDS VP

ProFund VP UltraMid-Cap

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $30,177,643)	$31,602,854
Cash	33,711
Segregated cash balances with brokers for futures contracts	270,955
Dividends and interest receivable	10,254
Receivable for investments sold	48,063
Prepaid expenses	202

Total Assets	31,966,039

Liabilities:
Payable for capital shares redeemed	1,405,422
Unrealized depreciation on swap agreements	136,175
Variation margin on futures contracts	22,045
Advisory fees payable	13,529
Management services fees payable	2,706
Administration fees payable	979
Administrative services fees payable	9,446
Distribution fees payable	5,434
Other accrued expenses	15,856

Total Liabilities	1,611,592

Net Assets	$30,354,447

Net Assets consist of:
Capital	$33,281,129
Accumulated net investment income/(loss)	(60,437)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(4,167,736)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	1,301,491

Net Assets	$30,354,447

Shares of Beneficial Interest Outstanding	1,450,116

Net Asset Value (offering and redemption price per share)	$20.93

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$45,524
Interest	25,159

Total Investment Income	70,683

Expenses:
Advisory fees	49,164
Management services fees	9,833
Administration fees	4,778
Administrative services fees	28,130
Distribution fees	16,273
Custody fees	15,894
Fund accounting fees	6,603
Transfer agent fees	5,138
Other fees	6,566

Total Gross Expenses before reductions	142,379
Less Expenses reduced by the Advisor	(12,773)

Total Net Expenses	129,606

Net Investment Income/(Loss)	(58,923)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	362,660
Net realized gains (losses) on futures contracts and swap agreements	2,687,749
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	518,425

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	3,568,834

Change in Net Assets Resulting from Operations	$3,509,911

See accompanying notes to the financial statements.

15

PROFUNDS VP

ProFund VP UltraMid-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the period May 1, 2002(a) through December 31, 2002

	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$(58,923)	$(48,816)
Net realized gains (losses) on investments, futures contracts and swap agreements	3,050,409	(7,293,223)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	518,425	783,066

Change in net assets resulting from operations	3,509,911	(6,558,973)

Capital Transactions:
Proceeds from shares issued	147,530,267	379,471,152
Cost of shares redeemed	(141,462,974)	(352,134,936)

Change in net assets resulting from capital transactions	6,067,293	27,336,216

Change in net assets	9,577,204	20,777,243
Net Assets:
Beginning of period	20,777,243	—

End of period	$30,354,447	$20,777,243

Share Transactions:
Issued	8,186,529	19,455,653
Redeemed	(7,936,000)	(18,256,066)

Change in shares	250,529	1,199,587

(a)	Commencement of operations

See accompanying notes to the financial statements.

16

PROFUNDS VP

ProFund VP UltraMid-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$17.32		$30.00

Investment Activities:
Net investment income/(loss)	(0.08	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	3.69		(12.59)

Total income/(loss) from investment activities	3.61		(12.68)

Net Asset Value, End of Period	$20.93		$17.32

Total Return	20.84	%(c)	(42.27	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$30,354,447		$20,777,243
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	(0.90	)%(d)	(0.72	)%(d)
Ratio of gross expenses to average net assets	2.17	%(d)	2.36	%(d)
Portfolio turnover(e)	582%		2,654%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

17

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (84.8%)

	Shares	Value
Aaron Rents, Inc.	1,175	$30,315
Abgenix, Inc.*	6,580	69,024
ABM Industries, Inc.	3,290	50,666
Actel Corp.*	1,880	38,540
Action Performance Cos., Inc.	1,410	26,790
Actuant Corp.*	940	44,481
Acuity Brands, Inc.	3,525	64,049
Adolor Corp.*	3,290	40,368
ADTRAN, Inc.*	2,350	120,532
Advanced Digital Information Corp.*	5,405	53,996
Advanced Neuromodulation Systems, Inc.*	705	36,498
ADVO, Inc.*	1,645	73,038
Aeroflex, Inc.*	5,875	45,473
AFC Enterprises, Inc.*	1,175	19,082
Agile Software Corp.*	3,995	38,552
AGL Resources, Inc.	6,580	167,395
Airborne, Inc.	5,405	112,965
Airgas, Inc.	5,875	98,406
AirTran Holdings, Inc.*	5,640	59,051
Alaska Air Group, Inc.*	2,115	45,367
Albany International Corp.—Class A	2,115	57,951
Albany Molecular Research, Inc.*	1,880	28,388
Alexander & Baldwin, Inc.	3,525	93,518
Alexandria Real Estate Equities, Inc.	2,115	95,175
Alkermes, Inc.*	4,700	50,525
Allen Telecom, Inc.*	3,760	62,115
Alliance Gaming Corp.*	3,525	66,658
Alpharma, Inc.	2,820	60,912
AMC Entertainment, Inc.*	2,585	29,572
Amcore Financial, Inc.	2,115	49,237
American Capital Strategies, Ltd.	7,990	199,271
American Italian Pasta Co.*	2,115	88,090
American Management Systems, Inc.*	3,995	57,049
American Medical Systems Holdings, Inc.*	5,405	91,182
American States Water Co.	1,410	38,493
American Tower Corp.*	13,865	122,704
AMERIGROUP Corp.*	705	26,226
Ameritrade Holding Corp.—Class A*	15,275	113,188
Ametek, Inc.	3,290	120,579
Amli Residential Properties Trust	1,410	33,206
AmSurg Corp.*	2,350	71,675
Amylin Pharmaceuticals, Inc.*	5,875	128,604
Analogic Corp.	705	34,376
Anchor BanCorp Wisconsin, Inc.	1,880	44,913
Anixter International, Inc.*	3,525	82,591
AnnTaylor Stores Corp.*	5,170	149,671
ANSYS, Inc.*	1,175	36,543
Anteon International Corp.*	1,410	39,353
Anthracite Capital, Inc.	5,875	70,853
Anworth Mortgage Asset Corp.	2,350	36,237
Apogee Enterprises, Inc.	2,350	21,197
Applera Corp.—Celera Genomics Group*	6,110	63,055
Applied Industrial Technologies, Inc.	1,645	34,710
Apria Healthcare Group, Inc.*	3,760	93,549
Arbitron, Inc.*	2,585	92,285
Arch Chemicals, Inc.	1,880	35,908
Arch Coal, Inc.	4,230	97,205
Argosy Gaming Co.*	2,350	49,139
Ariba, Inc.*	22,090	65,607

Common Stocks, continued

	Shares	Value
Arkansas Best Corp.	5,170	$122,993
Armor Holdings, Inc.*	2,115	28,341
Arris Group, Inc.*	5,405	26,809
Arrow International, Inc.	705	31,126
ArthroCare Corp.*	1,880	31,509
Ascential Software Corp.*	5,062	83,211
Asyst Technologies, Inc.*	3,290	22,010
Atherogenics, Inc.*	2,585	38,594
Atlantic Coast Airlines Holdings, Inc.*	3,525	47,552
ATMI, Inc.*	2,350	58,680
Atmos Energy Corp.	4,700	116,560
Atrix Laboratories, Inc.*	2,115	46,509
Atwood Oceanics, Inc.*	705	19,141
Avid Technology, Inc.*	2,820	98,897
Avista Corp.	4,230	59,855
Avocent Corp.*	5,170	154,738
Axcelis Technologies, Inc.*	10,810	66,157
Aztar Corp.*	3,055	49,216
Baldor Electric Co.	3,055	62,933
Bandag, Inc.	940	35,034
Bankatlantic Bancorp, Inc.—Class A	3,525	41,912
BankUnited Financial Corp.—Class A*	3,760	75,764
Banta Corp.	2,115	68,463
BARRA, Inc.*	2,350	83,895
Bay View Capital Corp.*	5,405	31,241
Beazer Homes U.S.A., Inc.*	1,645	137,358
Bedford Property Investors, Inc.	1,410	40,044
Belden, Inc.	2,115	33,607
Benchmark Electronics, Inc.*	1,880	57,829
Bio-Rad Laboratories, Inc.—Class A*	1,645	91,051
BioMarin Pharmaceutical, Inc.*	3,760	36,698
Black Box Corp.	2,350	85,070
Black Hills Corp.	2,350	72,145
Blyth, Inc.	2,820	76,704
Bob Evans Farms, Inc.	5,640	155,832
Borland Software Corp.*	8,930	87,246
Boston Private Financial Holdings, Inc.	2,820	59,446
Bowne & Co., Inc.	2,820	36,745
Boyd Gaming Corp.*	2,820	48,673
Brady Corp.—Class A	1,645	54,861
Brandywine Realty Trust	3,055	75,214
Briggs & Stratton Corp.	1,880	94,939
Bright Horizons Family Solutions, Inc.*	940	31,546
Brookline Bancorp, Inc.	6,110	85,540
Brooks Automation, Inc.*	6,345	71,952
Brown Shoe Company, Inc.	1,645	49,021
Burlington Coat Factory Warehouse Corp.	1,645	29,446
C&D Technologies, Inc.	2,350	33,746
Cabot Microelectronics Corp.*	3,995	201,627
Cabot Oil & Gas Corp.	2,585	71,372
CACI International, Inc.—Class A*	3,055	104,787
Cal Dive International, Inc.*	3,290	71,722
California Pizza Kitchen, Inc.*	1,410	30,315
Cambrex Corp.	2,115	48,687
Capital Automotive REIT	5,170	144,708
CARBO Ceramics, Inc.	705	26,261
Carlisle Cos., Inc.	2,820	118,890
Casey’s General Stores, Inc.	3,290	46,521
Cato Corp.—Class A	1,410	29,723

See accompanying notes to the financial statements.

18

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
CBL & Associates Properties, Inc.	2,350	$101,050
CDI Corp.*	1,175	30,503
Cell Genesys, Inc.*	7,050	60,912
Cell Therapeutics, Inc.*	2,820	27,439
Centex Construction Products, Inc.	705	28,263
Central Garden & Pet Co.*	1,175	28,024
CH Energy Group, Inc.	1,410	63,450
Charming Shoppes, Inc.*	8,930	44,382
Charter Municipal Mortgage Acceptance Co.	3,525	67,010
Chateau Communities, Inc.	3,055	90,397
Checkpoint Systems, Inc.*	3,055	43,228
Chelsea Property Group, Inc.	3,525	142,093
Chesapeake Corp.	1,175	25,674
Chesapeake Energy Corp.	14,335	144,783
Chiquita Brands International, Inc.*	3,055	44,298
Chittenden Corp.	4,700	128,544
Choice Hotels International, Inc.*	1,880	51,343
Christopher & Banks Corp.*	2,115	78,234
Ciber, Inc.*	4,700	32,994
Cima Labs, Inc.*	1,410	37,915
Cincinnati Bell, Inc.*	16,685	111,790
Claire’s Stores, Inc.	4,465	113,232
Clarcor, Inc.	2,115	81,533
CLECO Corp.	3,525	61,053
Cognex Corp.*	5,875	131,306
Cognizant Technology Solutions Corp.*	7,755	188,911
Coherent, Inc.*	2,820	67,483
Cohu, Inc.	1,880	29,328
Coinstar, Inc.*	3,290	62,049
Colonial Properties Trust	1,880	66,157
Commerce Group, Inc.	2,115	76,563
Commercial Federal Corp.	3,995	84,694
Commercial Metals Co.	2,115	37,626
Commercial NET Lease Realty	3,995	68,874
Commonwealth Telephone Enterprises, Inc.*	1,410	61,998
Commscope, Inc.*	4,700	44,650
Community Bank System, Inc.	940	35,720
Comstock Resources, Inc.*	1,880	25,718
CONMED Corp.*	3,290	60,075
Connetics Corp.*	2,820	42,215
Consolidated Graphics, Inc.*	940	21,507
Cooper Companies, Inc.	3,525	122,564
Corinthian Colleges, Inc.*	4,465	216,865
Corixa Corp.*	3,760	29,065
Corn Products International, Inc.	3,055	91,742
Cornerstone Realty Income Trust, Inc.	4,230	30,921
Corporate Executive Board Co.*	3,760	153,483
Corporate Office Properties Trust	1,645	27,850
Corrections Corp. of America*	2,350	59,525
Cost Plus, Inc.*	2,350	83,801
Covance, Inc.*	4,935	89,324
Cray, Inc.*	5,640	44,556
Credence Systems Corp.*	5,640	47,771
Cree Research, Inc.*	6,815	110,948
Crompton Corp.	9,635	67,927
Cross Country Healthcare, Inc.*	2,820	37,196
Crown American Realty Trust	2,115	22,715
Crown Holdings, Inc.*	16,450	117,453
Cuno, Inc.*	1,410	50,929

Common Stocks, continued

	Shares	Value
Curtiss-Wright Corp.	940	$59,407
CV Therapeutics, Inc.*	2,820	83,641
Cyberonics, Inc.*	4,465	96,043
Cytec Industries, Inc.*	4,465	150,917
Daktronics, Inc.*	1,175	19,211
Datascope Corp.	940	27,758
Del Monte Foods Co.*	18,565	164,114
Delphi Financial Group, Inc.—Class A	1,175	54,990
Delta & Pine Land Co.	3,290	72,314
Denbury Resources, Inc.*	2,115	28,404
Dendrite International, Inc.*	3,055	39,348
Digital Insight Corp.*	3,055	58,198
Digital River, Inc.*	6,110	117,923
Dime Community Bancshares, Inc.	3,055	77,750
DIMON, Inc.	3,525	25,239
Dionex Corp.*	1,645	65,389
Documentum, Inc.*	6,815	134,051
Dollar Thrifty Automotive Group, Inc.*	2,115	39,233
DoubleClick, Inc.*	10,105	93,471
DQE, Inc.	7,285	109,785
Dress Barn, Inc.*	1,880	23,820
DRS Technologies, Inc.*	2,115	59,051
DSP Group, Inc.*	3,055	65,774
Duane Reade, Inc.*	2,115	31,196
DuPont Photomasks, Inc.*	3,290	61,951
Dycom Industries, Inc.*	4,230	68,949
E.piphany, Inc.*	5,405	27,620
EarthLink, Inc.*	10,575	83,437
East-West Bancorp, Inc.	4,465	161,364
Eastgroup Properties, Inc.	1,410	38,070
Echelon Corp.*	2,350	32,360
Eclipsys Corp.*	3,525	36,801
EDO Corp.	1,410	24,957
eFunds Corp.*	4,700	54,191
EGL, Inc.*	7,285	110,732
El Paso Electric Co.*	3,995	49,258
Electro Scientific Industries, Inc.*	5,640	85,502
Electronics for Imaging, Inc.*	5,170	104,899
ElkCorp	1,645	37,013
EMCOR Group, Inc.*	1,410	69,598
Empire District Electric Co.	1,880	40,890
Endo Pharmaceuticals Holdings, Inc.*	1,880	31,810
Energen Corp.	3,055	101,732
Engineered Support Systems, Inc.	1,175	49,174
Entegris, Inc.*	4,465	60,010
Enterasys Networks, Inc.*	13,630	41,299
Entertainment Properties Trust	2,115	60,806
Enzo Biochem, Inc.*	1,984	42,696
Enzon, Inc.*	5,875	73,555
EPIQ Systems, Inc.*	1,645	28,245
Equity One, Inc.	1,880	30,832
eResearch Technology, Inc.*	7,990	177,058
ESCO Technologies, Inc.*	1,175	51,700
eSPEED, Inc.—Class A*	2,350	46,436
ESS Technology, Inc.*	6,580	64,155
Essex Property Trust, Inc.	1,880	107,630
Esterline Technologies Corp.*	1,880	32,731
Evergreen Resources, Inc.*	2,350	127,629
Exar Corp.*	3,525	55,801
Exelixis, Inc.*	3,995	27,725
Extreme Networks, Inc.*	11,515	61,030

See accompanying notes to the financial statements.

19

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Exult, Inc.*	3,995	$34,237
F5 Networks, Inc.*	2,585	43,557
FactSet Research Systems, Inc.	2,350	103,518
Federal Realty Investment Trust	4,935	157,919
Federal Signal Corp.	4,700	82,579
FEI Co.*	2,820	52,903
FelCor Lodging Trust, Inc.	4,230	33,206
Ferro Corp.	3,290	74,124
Fidelity National Information Solutions, Inc.*	1,175	30,644
Filenet Corp.*	6,580	118,703
Financial Federal Corp.*	1,410	34,404
Finish Line, Inc.—Class A*	1,645	36,535
First BanCorp.	2,820	77,409
First Community Bancorp—Class A	940	29,300
First Financial Holdings, Inc.	1,175	31,772
First Niagara Financial Group, Inc.	2,350	32,806
First Republic Bank*	2,820	75,012
FirstFed Financial Corp.*	2,820	99,517
Flagstar Bancorp, Inc.	3,290	80,441
FLIR Systems, Inc.*	6,110	184,216
Florida Rock Industries, Inc.	1,645	67,906
Flowers Foods, Inc.	2,820	55,723
FMC Corp.*	2,820	63,817
Fossil, Inc.*	4,935	116,268
Foundry Networks, Inc.*	9,870	142,128
Fred’s, Inc.	2,585	96,110
Fremont General Corp.	4,935	67,610
Frontier Oil Corp.	2,350	35,720
FTI Consulting, Inc.*	3,177	79,330
FuelCell Energy, Inc.*	5,170	42,342
G & K Services, Inc.	1,880	55,648
Gables Residential Trust	2,820	85,249
Gardner Denver, Inc.*	1,410	28,849
Gartner Group, Inc.*	7,050	53,439
Genesco, Inc.*	1,880	33,276
Genesis Microchip, Inc.*	3,055	41,365
Genlyte Group, Inc.*	940	32,872
Genta, Inc.*	3,525	46,953
Georgia Gulf Corp.	3,055	60,489
Getty Realty Corp.	1,410	31,471
Glenborough Realty Trust, Inc.	2,585	49,503
Glimcher Realty Trust	2,585	57,904
Global Industries, Ltd.*	5,640	27,185
GlobespanVirata, Inc.*	9,870	81,428
Gold Banc Corp., Inc.	4,700	49,397
Granite Construction, Inc.	2,820	54,031
Great Lakes Chemical Corp.	3,760	76,704
Great Lakes REIT, Inc.	1,880	30,080
Grey Wolf, Inc.*	14,100	56,964
Griffon Corp.*	2,350	37,600
Group 1 Automotive, Inc.*	1,645	53,314
Guitar Center, Inc.*	1,880	54,520
Gymboree Corp.*	2,115	35,490
Haemonetics Corp.*	1,410	26,367
Hain Celestial Group, Inc.*	1,880	30,061
Hancock Fabrics, Inc.	1,645	26,567
Handleman Co.*	2,115	33,840
Hanover Compressor Co.*	5,170	58,421
Harbor Florida Bancshares, Inc.	1,880	45,045
Harland (John H.) Co.	3,055	79,919

Common Stocks, continued

	Shares	Value
Headwaters, Inc.*	3,055	$44,878
Health Care REIT, Inc.	3,995	121,848
Healthcare Realty Trust, Inc.	3,760	109,604
Heartland Express, Inc.*	3,760	83,660
Hecla Mining Co.*	7,285	30,816
Heritage Property Investment Trust	1,880	50,910
Hilb, Rogal & Hamilton Co.	3,055	103,991
Hollywood Entertainment Corp.*	7,520	129,344
Home Properties of New York, Inc.	3,055	107,658
Hooper Holmes, Inc.	4,465	28,755
Horace Mann Educators Corp.	3,290	53,068
Hot Topic, Inc.*	6,580	177,067
Houston Exploration Co.*	940	32,618
Hovnanian Enterprises—Class A*	2,115	124,679
HRPT Properties Trust	11,280	103,776
Hughes Supply, Inc.	2,115	73,391
Hutchinson Technology, Inc.*	5,405	177,769
Hydril Co.*	940	25,615
Hyperion Solutions Corp.*	3,995	134,871
ICU Medical, Inc.*	1,175	36,601
Identix, Inc.*	7,050	44,768
IDEX Corp.	2,585	93,680
IDEXX Laboratories, Inc.*	6,110	205,784
IDX Systems Corp.*	1,410	21,883
IGEN International, Inc.*	2,350	73,790
IHOP Corp.	1,645	51,933
ILEX Oncology, Inc.*	2,820	54,736
Imagistics International, Inc.*	1,645	42,441
Imation Corp.	940	35,551
ImClone Systems, Inc.*	6,580	208,060
Immucor, Inc.*	940	20,483
IMPAC Mortgage Holdings, Inc.	4,465	74,521
INAMED Corp.*	1,645	88,320
Independent Bank Corp.	940	21,235
Informatica Corp.*	5,405	37,349
Insight Communications Co., Inc.*	4,230	55,751
Insight Enterprises, Inc.*	3,525	35,462
Insituform Technologies, Inc.—Class A*	2,115	37,393
Integra LifeSciences Holdings*	3,525	92,990
Inter-Tel, Inc.	2,115	44,880
Interdigital Communications Corp.*	4,700	109,839
Intergraph Corp.*	7,755	166,732
Intermagnetics General Corp.*	1,410	27,974
InterMune, Inc.*	2,350	37,859
International Multifoods Corp.*	1,410	32,303
Internet Security Systems, Inc.*	3,290	47,672
Interstate Bakeries Corp.	3,760	47,752
Invacare Corp.	2,115	69,795
Invision Technologies, Inc.*	1,410	35,039
Iomega Corp.*	4,465	47,329
Ionics, Inc.*	1,645	36,799
Irwin Financial Corp.	2,115	54,779
Itron, Inc.*	2,350	50,666
ITT Educational Services, Inc.*	4,700	137,475
J.B. Hunt Transport Services, Inc.*	2,585	97,584
Jack in the Box, Inc.*	3,055	68,127
Jacuzzi Brands, Inc.*	5,640	29,836
JAKKS Pacific, Inc.*	2,820	37,478
Jarden Corp.*	940	26,010
JDA Software Group, Inc.*	5,405	60,482

See accompanying notes to the financial statements.

20

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Jefferies Group, Inc.	2,350	$117,007
JM Smucker Co.	3,995	159,361
Jo-Ann Stores, Inc.—Class A*	1,880	47,564
Journal Register Co.*	2,585	46,763
Joy Global, Inc.*	3,995	59,006
K-Swiss, Inc.—Class A	940	32,449
K-V Pharmaceutical Co.*	1,880	52,264
Kansas City Southern Industries, Inc.*	5,405	65,022
Kaydon Corp.	3,055	63,544
Keane, Inc.*	4,700	64,061
Kellwood Co.	2,585	81,763
Kelly Services, Inc.—Class A	1,410	33,065
Kennametal, Inc.	3,055	103,381
Key Energy Group*	9,870	105,807
Kilroy Realty Corp.	2,350	64,625
Kirby Corp.*	1,645	46,389
Knight Trading Group, Inc.*	20,445	127,168
Knight Transportation, Inc.*	2,820	70,218
Koger Equity, Inc.	1,645	28,343
Kopin Corp.*	5,875	35,955
Korn/Ferry International*	3,290	26,649
Kroll, Inc.*	2,350	63,591
Kronos, Inc.*	3,055	155,225
La Quinta Corp.*	11,750	50,643
Laclede Group, Inc.	1,645	44,086
LandAmerica Financial Group, Inc.	1,645	78,138
Landauer, Inc.	705	29,490
Landry’s Restaurants, Inc.	2,115	49,914
Landstar System, Inc.*	1,410	88,619
Lattice Semiconductor Corp.*	7,990	65,758
Legato Systems, Inc.*	7,990	67,036
Lennox International, Inc.	3,760	48,391
Lexington Corporate Properties Trust	2,350	41,595
Libbey, Inc.	1,410	32,007
Liberty Corp.	1,645	69,913
Ligand Pharmaceuticals, Inc.—Class B*	4,935	67,067
Lincoln Electric Holdings, Inc.	2,820	57,556
Linens ‘n Things, Inc.*	4,465	105,419
Littelfuse, Inc.*	1,645	36,782
LNR Property Corp.	2,115	79,101
Lone Star Steakhouse & Saloon, Inc.	1,410	30,696
Lone Star Technologies, Inc.*	2,585	54,750
Longs Drug Stores Corp.	2,820	46,812
Longview Fibre Co.	4,230	34,686
Louisiana-Pacific Corp.*	10,105	109,538
LTX Corp.*	4,700	40,514
M.D.C. Holdings, Inc.	2,476	119,541
M/I Schottenstein Homes, Inc.	1,175	50,149
Macdermid, Inc.	2,350	61,805
Macerich Co.	5,170	181,621
Macrovision Corp.*	4,230	84,262
MAF Bancorp, Inc.	1,880	69,692
Magnum Hunter Resources, Inc.*	4,230	33,798
Manhattan Associates, Inc.*	2,350	61,030
Manitowoc Co.	2,350	52,405
Manufactured Home Communities, Inc.	1,645	57,756
Martek Biosciences Corp.*	1,880	80,727
Marvel Enterprises, Inc.*	4,230	80,793
MascoTech, Inc. (a)*	1,386	0
Massey Energy Co.	5,405	71,076

Common Stocks, continued

	Shares	Value
Maverick Tube Corp.*	3,290	$63,004
Maximus, Inc.*	1,410	38,958
Maxtor Corp.*	20,210	151,777
McDATA Corp.—Class A*	10,810	158,582
Mediacom Communications Corp.*	7,520	74,222
MEMC Electronic Materials, Inc.*	4,700	46,060
Mentor Corp.	6,580	127,520
Mentor Graphics Corp.*	10,340	149,723
Mercury Computer Systems, Inc.*	2,585	46,944
Merit Medical Systems, Inc.*	1,175	23,477
Meritage Corp.*	705	34,728
Methode Electronics, Inc.—Class A	2,820	30,315
MFA Mortgage Investments, Inc.	3,995	40,110
MGI Pharma, Inc.*	2,115	54,207
Micromuse, Inc.*	7,050	56,330
Micros Systems, Inc.*	1,410	46,502
Microsemi Corp.*	2,350	37,600
Mid-America Apartment Communities, Inc.	1,410	38,084
Mid-Atlantic Realty Trust	1,645	34,446
Millennium Chemicals, Inc.	5,640	53,636
Mills Corp.	2,820	94,611
Mine Safety Appliances Co.	705	30,752
Minerals Technologies, Inc.	1,880	91,481
Modine Manufacturing Co.	2,585	50,071
Monaco Coach Corp.*	2,115	32,423
Moog, Inc.—Class A*	1,175	40,831
Moore Wallace, Inc.*	1,170	17,176
Movie Gallery, Inc.*	1,410	26,015
MPS Group, Inc.*	7,990	54,971
Mueller Industries, Inc.*	2,820	76,450
Mykrolis Corp.*	3,290	33,394
Myriad Genetics, Inc.*	15,275	207,893
NACCO Industries, Inc.—Class A	470	27,702
National Health Investors, Inc.	2,115	39,001
National Penn Bancshares, Inc.	1,645	46,192
Nationwide Health Properties, Inc.	4,935	78,615
Nautica Enterprises, Inc.*	2,115	27,135
Nautilus Goup, Inc.	2,585	32,054
Navigant Consulting Co.*	3,760	44,556
NBTY, Inc.*	3,995	84,135
NCI Building Systems, Inc.*	1,645	27,472
NCO Group, Inc.*	1,645	29,462
NDCHealth Corp.	2,820	51,747
Nektar Therapeutics*	5,405	49,888
Net.B@nk, Inc.	15,040	197,926
NetIQ Corp.*	4,230	65,396
NetScreen Technologies, Inc.*	1,645	37,095
Neurocrine Biosciences, Inc.*	4,465	222,981
New Century Financial Corp.	1,880	82,062
New England Business Services, Inc.	1,175	35,250
New Jersey Resources Corp.	2,820	100,110
Newpark Resources, Inc.*	6,110	33,483
Newport Corp.*	3,290	48,692
Nextel Partners, Inc.—Class A*	6,580	48,034
Nordson Corp.	1,880	44,838
Northwest Natural Gas Co.	2,820	76,845
Novell, Inc.*	31,490	96,989
Noven Pharmaceuticals, Inc.*	2,350	24,064
NPS Pharmaceuticals, Inc.*	3,290	80,079
Nu Skin Enterprises, Inc.	3,995	41,748

See accompanying notes to the financial statements.

21

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
NUI Corp.	1,410	$21,883
O’Charley’s, Inc.*	1,410	30,357
Oceaneering International, Inc.*	2,115	54,038
OceanFirst Financial Corp.	940	22,964
Odyssey Healthcare, Inc.*	1,410	52,170
Odyssey Re Holdings Corp.	1,410	29,751
OfficeMax, Inc.*	9,870	64,649
Offshore Logistics, Inc.*	1,880	40,890
Ohio Casualty Corp.*	4,465	58,849
Olin Corp.	5,170	88,407
OmniVision Technologies, Inc.*	1,880	58,656
ONEOK, Inc.	8,460	166,069
Openwave Systems, Inc.*	15,510	30,245
Orbital Sciences Corp.*	3,760	27,448
Oriental Financial Group, Inc.	2,350	60,372
OshKosh B’Gosh, Inc.—Class A	940	25,380
Oshkosh Truck Corp.	1,410	83,641
OSI Pharmaceuticals, Inc.*	3,290	105,971
Overseas Shipholding Group, Inc.	2,350	51,724
Overture Services, Inc.*	4,700	85,211
Owens & Minor, Inc.	3,055	68,279
P.F. Chang’s China Bistro, Inc.*	3,290	161,900
Pacific Capital Bancorp	3,055	107,078
Pacific Sunwear of California, Inc.*	4,465	107,562
PacifiCare Health Systems, Inc.*	2,820	139,110
Palm, Inc.*	2,350	38,235
Pan Pacific Retail Properties	3,995	157,203
Panera Bread Co.*	4,700	187,999
Papa John’s International, Inc.*	1,175	32,959
Parametric Technology Corp.*	22,090	67,375
PAREXEL International Corp.*	2,115	29,504
Park Electrochemical Corp.	1,645	32,818
Parkway Properties, Inc.	705	29,645
Patina Oil & Gas Corp.	2,641	84,908
Paxar Corp.*	2,820	31,020
Payless ShoeSource, Inc.*	9,870	123,374
Pediatrix Medical Group, Inc.*	1,880	67,022
Pegasus Systems, Inc.*	2,115	34,369
Penn National Gaming, Inc.*	3,290	67,610
Penn Virginia Corp.	705	30,315
Pennsylvania REIT	1,410	42,230
Pep Boys-Manny, Moe & Jack	4,230	57,147
Perrigo Co.	5,875	91,885
PFF Bancorp, Inc.	940	36,331
Pharmaceutical Resources, Inc.*	235	11,435
Philadelphia Consolidated Holding Corp.*	1,645	66,458
Phillips-Van Heusen Corp.	2,115	28,827
Photon Dynamics, Inc.*	4,230	116,874
Photronics, Inc.*	4,935	86,116
Piedmont Natural Gas Company, Inc.	3,055	118,565
Pinnacle Systems, Inc.*	8,460	90,522
Pixelworks, Inc.*	3,760	22,334
Plains Exploration & Production Co.*	1,147	12,399
Plains Resources, Inc.*	2,115	29,927
Plantronics, Inc.*	3,760	81,479
Plexus Corp.*	7,990	92,125
PMA Capital Corp.—Class A	3,760	47,263
PNM Resources, Inc.	3,290	88,008
PolyMedica Corp.	705	32,282
PolyOne Corp.	6,815	30,327

Common Stocks, continued

	Shares	Value
Port Financial Corp.	1,175	$63,309
Possis Medical, Inc.*	1,410	19,345
Post Properties, Inc.	3,760	99,640
Potlatch Corp.	2,585	66,564
Power Integrations, Inc.*	2,820	68,582
Power-One, Inc.*	8,225	58,809
Powerwave Technologies, Inc.*	8,930	55,991
Pre-Paid Legal Services, Inc.*	1,410	34,587
Prentiss Properties Trust	3,760	112,762
PRG-Schultz International, Inc.*	3,525	20,798
Price Communications Corp.*	4,230	54,609
PRIMEDIA, Inc.*	11,515	35,121
Priority Healthcare Corp.—Class B*	2,115	39,233
ProAssurance Corp.*	2,115	57,084
Progress Software Corp.*	2,350	48,716
ProQuest Co.*	1,645	42,441
Prosperity Bancshares, Inc.	1,175	22,619
Protein Design Labs, Inc.*	10,575	147,839
Provident Bankshares Corp.	2,350	59,714
Province Healthcare Co.*	4,700	52,029
PS Business Parks, Inc.	940	33,182
PSS World Medical, Inc.*	6,110	35,133
Pulitzer, Inc.	940	46,455
Quanex Corp.	1,410	41,905
Quantum Corp.*	12,220	49,491
Quest Software, Inc.*	3,290	39,151
Quicksilver Resources, Inc.*	940	22,513
Quiksilver, Inc.*	4,700	77,503
R & G Finanical Corp.—Class B	1,410	41,877
RAIT Investment Trust	1,645	43,593
Ralcorp Holdings, Inc.*	2,585	64,522
Rambus, Inc.*	6,580	109,031
Range Resources Corp.*	4,465	27,996
RARE Hospitality International, Inc.*	1,880	61,438
Rayovac Corp.*	2,820	36,519
Realty Income Corp.	3,055	116,334
Red Hat, Inc.*	12,925	97,842
Redwood Trust, Inc.	940	37,515
Regal-Beloit Corp.	1,880	35,908
Regeneron Pharmaceuticals, Inc.*	3,055	48,116
Regis Corp.	6,815	197,975
RehabCare Group, Inc.*	1,410	20,657
Reliance Steel & Aluminum Co.	2,115	43,781
REMEC, Inc.*	4,700	32,712
Remington Oil & Gas Corp.*	1,880	34,554
ResMed, Inc.*	2,820	110,544
Resources Connection, Inc.*	1,645	39,250
Respironics, Inc.*	3,525	132,258
RFS Hotel Investors, Inc.	2,350	28,952
Right Management Consultants, Inc.*	1,645	20,809
RLI Corp.	1,410	46,389
Roadway Corp.	1,645	46,932
Rogers Corp.*	1,410	46,953
Rollins, Inc.	1,175	22,149
Roper Industries, Inc.	3,055	113,646
Roto-Rooter, Inc.	940	35,899
RSA Security, Inc.*	4,465	47,999
Ruddick Corp.	2,820	44,330
Russ Berrie & Co., Inc.	1,410	51,479
Russell Corp.	2,115	40,185

See accompanying notes to the financial statements.

22

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Ryan’s Family Steak Houses, Inc.*	3,760	$52,640
S1 Corp.*	5,875	23,735
Sandisk Corp.*	5,640	227,573
SangStat Medical Corp.*	16,920	221,482
Saxon Capital, Inc.*	2,350	40,843
Scansoft, Inc.*	4,935	26,797
School Specialty, Inc.*	2,115	60,193
Schulman (A.), Inc.	4,700	75,482
Schweitzer-Mauduit International, Inc.	1,410	34,037
SCP Pool Corp.*	2,350	80,840
Seacoast Financial Services Corp.	2,115	41,877
SEACOR SMIT, Inc.*	2,115	77,176
Select Medical Corp.*	1,410	35,010
Selective Insurance Group, Inc.	2,115	52,981
Senior Housing Properties Trust	3,995	54,172
Sensient Technologies Corp.	3,760	86,442
Sepracor, Inc.*	6,345	114,400
SERENA Software, Inc.*	2,115	44,161
Service Corporation International*	24,675	95,492
Shopko Stores, Inc.*	2,585	33,605
Shuffle Master, Inc.*	4,465	131,225
Shurgard Storage Centers, Inc.—Class A	3,525	116,607
Sierra Health Services, Inc.*	2,350	47,000
Sierra Pacific Resources*	8,930	53,044
Silicon Graphics, Inc.*	15,980	18,217
Silicon Image, Inc.*	4,935	27,537
Silicon Laboratories, Inc.*	2,820	75,125
Simpson Manufacturing Co., Inc.*	1,410	51,606
Sinclair Broadcast Group—Class A*	3,760	43,654
Skyworks Solutions, Inc.*	11,985	81,138
SL Green Realty Corp.	3,760	131,186
Smith (A.O.) Corp.	1,410	39,692
Sola International, Inc.*	1,880	32,712
Solutia, Inc.	8,695	18,955
Sonic Corp.*	3,290	83,665
Sonus Networks, Inc.*	15,275	76,833
Sotheby’s Holdings, Inc.—Class A*	3,760	27,974
Sourcecorp*	1,410	30,456
South Financial Group, Inc.	7,990	186,406
Southern Peru Copper Corp.	1,175	17,978
Southern Union Co.*	3,525	59,714
Southwest Bancorporation of Texas, Inc.*	5,170	168,076
Southwest Gas Corp.	2,820	59,728
Southwestern Energy Co.*	2,350	35,274
Sovran Self Storage, Inc.	1,175	37,013
Spanish Broadcasting System, Inc.*	4,935	40,220
Spartech Corp.	1,175	24,922
Speedway Motorsports, Inc.	1,175	31,490
Spherion Corp.*	4,935	34,298
Spinnaker Exploration Co.*	2,115	55,413
SPS Technologies, Inc.	940	25,418
St. Mary Land & Exploration Co.	2,585	70,571
Stage Stores, Inc.*	1,880	44,180
Standard Pacific Corp.	3,290	109,096
Standard Register Co.	1,410	23,237
StarTek, Inc.*	940	24,722
Staten Island Bancorp, Inc.	4,935	96,134
Station Casinos, Inc.*	6,110	154,277
Steel Dynamics, Inc.*	2,820	38,634
Stericycle, Inc.	3,055	117,556

Common Stocks, continued

	Shares	Value
Sterling Bancshares, Inc.	3,525	$46,107
Sterling Financial Corp.*	1,221	29,744
Stewart & Stevenson Services, Inc.	2,350	37,013
Stewart Enterprises, Inc.—Class A*	7,990	34,357
Stewart Information Services Corp.*	1,645	45,813
Stone Energy Corp.*	1,880	78,810
Strayer Education, Inc.	940	74,683
Stride Rite Corp.	3,055	30,428
Summit Properties, Inc.	1,880	38,822
Sunrise Assisted Living, Inc.*	1,645	36,815
Superior Energy Services, Inc.*	4,230	40,100
Superior Industries International, Inc.	3,055	127,394
SureWest Communications	1,175	35,544
SurModics, Inc.*	3,760	114,680
Susquehanna Bancshares, Inc.	3,525	82,309
Swift Energy Co.*	2,115	23,265
Sybron Dental Special, Inc.*	3,290	77,644
Sycamore Networks, Inc.*	13,395	51,303
Sylvan Learning Systems, Inc.*	6,110	139,552
Symyx Technologies, Inc.*	2,350	38,352
Take-Two Interactive Software, Inc.*	4,230	119,878
Taubman Centers, Inc.	3,055	58,534
Techne Corp.*	6,110	185,377
Technitrol, Inc.*	3,525	53,051
Tecumseh Products Co.	1,645	63,020
Tekelec*	4,230	47,799
Teledyne Technologies, Inc.*	2,585	33,864
Telik, Inc.*	2,820	45,317
Tennant Co.	705	25,909
Terex Corp.*	3,525	68,808
Tesoro Petroleum Corp.*	5,640	38,803
Tetra Tech, Inc.*	4,230	72,460
TETRA Technologies, Inc.*	1,175	34,839
Texas Industries, Inc.	1,880	44,744
Texas Regional Bancshares, Inc.—Class A	2,115	73,391
The Medicines Co.*	2,350	46,272
The Men’s Wearhouse, Inc.*	2,585	56,482
The Topps Company, Inc.*	3,055	26,242
Thomas & Betts Corp.*	3,760	54,332
Thor Industries, Inc.	1,410	57,556
Thoratec Corp.*	4,230	63,027
Thornburg Mortgage Asset Corp.	6,110	150,917
THQ, Inc.*	5,875	105,750
Tibco Software, Inc.*	6,815	34,688
Tom Brown, Inc.*	3,055	84,898
Too, Inc.*	4,230	85,658
Toro Co.	2,350	93,413
Town & Country Trust	1,410	32,783
Tractor Supply Co.*	1,410	67,328
Tredegar Corp.	2,115	31,704
Triad Guaranty, Inc.*	705	26,755
Triarc Cos., Inc.*	1,175	35,238
Trimble Navigation, Ltd.*	2,115	48,497
Trimeris, Inc.*	1,880	85,878
Trinity Industries, Inc.	3,290	60,898
TriQuint Semiconductor, Inc.*	11,750	48,880
Triumph Group, Inc.*	1,410	39,720
Tuesday Morning Corp.*	1,645	43,264
Tupperware Corp.	4,465	64,117
U.S. Restaurant Properties, Inc.	2,350	36,895

See accompanying notes to the financial statements.

23

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
UCBH Holdings, Inc.	6,110	$175,234
UGI Corp.	4,230	134,091
UICI*	3,290	49,580
UIL Holdings Corp.	1,175	47,646
Ultratech Stepper, Inc.*	2,115	39,106
Umpqua Holdings Corp.	2,585	49,089
Unifi, Inc.*	4,230	26,226
Unisource Energy Corp.	2,350	44,180
Unit Corp.*	3,290	68,794
United Defense Industries, Inc.*	1,880	48,767
United Natural Foods, Inc.*	1,645	46,290
United Online, Inc.*	1,880	47,639
United Stationers, Inc.*	3,055	110,499
United Surgical Partners International, Inc.*	4,935	111,482
United Therapeutics Corp.*	1,410	30,710
Universal Compression Holdings, Inc.*	1,410	29,413
Universal Corp.	2,350	99,405
Universal Health Realty Income Trust	940	25,380
Urban Outfitters, Inc.*	2,115	75,929
US Oncology, Inc.*	5,875	43,416
USEC, Inc.	7,990	56,089
USF Corp.	2,585	69,717
Valhi, Inc.	2,115	20,346
Valmont Industries, Inc.	1,175	22,866
Varian Semiconductor Equipment Associates, Inc.*	4,700	139,871
Varian, Inc.*	3,055	105,917
VCA Antech, Inc.*	1,880	36,792
Vector Group, Ltd.	1,880	32,900
Veeco Instruments, Inc.*	6,580	112,057
Ventana Medical Systems, Inc.*	1,175	31,937
Ventas, Inc.	7,285	110,368
Verity, Inc.*	5,170	65,452
Viasys Healthcare, Inc.*	2,350	48,645
Vignette Corp.*	19,740	41,059
Vintage Petroleum, Inc.	4,230	47,714
VISX, Inc.*	4,230	73,391
Vitesse Semiconductor Corp.*	17,155	84,403
W Holding Co., Inc.	3,760	63,619
W-H Energy Services, Inc.*	2,115	41,200
Wabtec Corp.	3,055	42,495
Walter Industries, Inc.	2,350	27,613
Washington REIT	3,525	95,880
Waste Connections, Inc.*	2,585	90,604
Watsco, Inc.	1,645	27,241
Watson Wyatt & Company Holdings*	1,645	38,131
Watts Industries, Inc.—Class A	1,410	25,169
Wausau-Mosinee Paper Corp.	3,290	36,848
Waypoint Financial Corp.	3,290	59,352
WD-40 Co.	1,410	40,256
WebEx Communications, Inc.*	2,585	36,061
webMethods, Inc.*	3,995	32,479
Websense, Inc.*	1,880	29,441
Wellman, Inc.	2,820	31,584
Werner Enterprises, Inc.	3,760	79,712
Westar Energy, Inc.	6,345	102,979
Western Digital Corp.*	16,215	167,014
Western Gas Resources, Inc.	1,645	65,142
Westport Resources Corp.*	1,880	42,770

Common Stocks, continued

	Shares	Value
WGL Holdings, Inc.	5,170	$138,038
Wilson Greatbatch Technologies, Inc.*	2,115	76,352
Winnebago Industries, Inc.	1,175	44,533
Wintrust Financial Corp.	1,410	41,736
WMS Industries, Inc.*	2,115	32,973
Wolverine World Wide, Inc.	3,760	72,418
Woodward Governor Co.	705	30,315
Worthington Industries, Inc.	6,580	88,171
WPS Resources Corp.	4,935	198,387
Wright Medical Group, Inc.*	1,410	26,790
WSFS Financial Corp.	1,880	72,192
XM Satellite Radio Holdings, Inc.— Class A*	8,460	93,482
Yankee Candle Co., Inc.*	2,350	54,567
Yellow Corp.*	5,170	119,686
Zoll Medical Corp.*	705	23,660
Zoran Corp.*	3,290	63,201

TOTAL COMMON STOCKS		51,583,182

Warrant (0.0%)
Microstrategy, Inc.	3,674	735

TOTAL WARRANT		735

Convertible Bond (0.3%)

	Principal Amount
Microstrategy, Inc., 7.50%, 06/24/07	$155,600	181,274

TOTAL CONVERTIBLE BOND		181,274

Federal Home Loan Bank (14.1%)
Federal Home Loan Bank, 0.51%, 07/01/03	8,606,000	8,605,880

TOTAL FEDERAL HOME LOAN BANK		8,605,880

TOTAL INVESTMENTS (Cost $55,583,310)(b) —99.2%		60,371,071
Net other assets (liabilities)—0.8%		476,564

NET ASSETS—100.0%		$60,847,635

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
Russell 2000 Futures Contract expiring September 2003 (Underlying face amount at value $41,208,600)	183	$(487,740)

See accompanying notes to the financial statements.

24

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
Russell 2000 Index Swap Agreements expiring 08/27/03-09/26/03 (Underlying notional amount at value $29,130,268)	64,969	$(36,418)

*	Non-income producing security
(a)	Escrowed security
(b)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$5,484,320
Unrealized depreciation	(696,559)

Net unrealized appreciation/depreciation	$4,787,761

The ProFund VP UltraSmall-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.1%
Aerospace/Defense	0.7%
Agriculture	0.4%
Airlines	0.2%
Apparel	0.8%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.4%
Banks	3.6%
Biotechnology	1.8%
Building Materials	0.6%
Chemicals	2.2%
Coal	0.3%
Commercial Services	3.8%
Computers	4.2%
Distribution/Wholesale	0.6%
Diversified Financial Services	1.0%
Electric	1.6%
Electrical Components & Equipment	0.7%
Electronics	2.3%
Energy—Alternate Sources	0.1%
Engineering & Construction	0.4%

Entertainment	0.8%
Environmental Control	0.6%
Food	1.6%
Forest Products & Paper	0.5%
Gas	1.8%
Hand/Machine Tools	0.4%
Healthcare—Products	3.5%
Healthcare—Services	1.7%
Holding Companies—Diversified	0.0%
Home Builders	1.1%
Household Products/Wares	1.0%
Housewares	0.2%
Insurance	1.4%
Internet	2.7%
Investment Companies	0.3%
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.6%
Machinery—Construction & Mining	0.2%
Machinery—Diversified	1.2%
Manufacturing	1.4%
Media	0.8%
Metal Fabricate/Hardware	0.6%
Mining	0.2%
Office/Business Equipment	0.1%
Oil & Gas	2.3%
Oil & Gas Services	1.1%
Packaging & Containers	0.2%
Pharmaceuticals	3.9%
Pipelines	0.2%
Real Estate	0.2%
Real Estate Investment Trust	7.6%
Retail	5.9%
Savings & Loans	1.8%
Semiconductors	3.5%
Software	3.9%
Telecommunications	2.6%
Textiles	0.4%
Toys/Games/Hobbies	0.3%
Transportation	2.1%
Water	0.1%
Other	14.9%

See accompanying notes to the financial statements.

25

PROFUNDS VP

ProFund VP UltraSmall-Cap

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $55,583,310)	$60,371,071
Cash	11,129
Segregated cash balances with brokers for futures contracts	3,054,225
Dividends and interest receivable	54,710
Receivable for investments sold	5,482,837
Receivable for capital shares issued	2,429
Prepaid expenses	771

Total Assets	68,977,172

Liabilities:
Payable for capital shares redeemed	7,949,101
Unrealized depreciation on swap agreements	36,418
Variation margin on futures contracts	23,950
Advisory fees payable	41,000
Management services fees payable	8,200
Administration fees payable	2,716
Administrative services fees payable	27,345
Distribution fees payable	14,655
Other accrued expenses	26,152

Total Liabilities	8,129,537

Net Assets	$60,847,635

Net Assets consist of:
Capital	$99,319,421
Accumulated net investment income/(loss)	(110,715)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(42,624,674)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	4,263,603

Net Assets	$60,847,635

Shares of Beneficial Interest Outstanding	3,128,734

Net Asset Value (offering and redemption price per share)	$19.45

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$122,944
Dividends	113,319

Total Investment Income	236,263

Expenses:
Advisory fees	140,221
Management services fees	28,044
Administration fees	11,669
Administrative services fees	88,691
Distribution fees	46,594
Custody fees	23,226
Fund accounting fees	15,754
Transfer agent fees	12,534
Other fees	17,714

Total Gross Expenses before reductions	384,447
Less Expenses reduced by the Advisor	(15,105)

Total Net Expenses	369,342

Net Investment Income/(Loss)	(133,079)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	(398,852)
Net realized gains (losses) on futures contracts and swap agreements	7,182,629
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	4,731,986

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	11,515,763

Change in Net Assets Resulting from Operations	$11,382,684

See accompanying notes to the financial statements.

26

PROFUNDS VP

ProFund VP UltraSmall-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(133,079)	$(322,840)
Net realized gains (losses) on investments, futures contracts and swap agreements	6,783,777	(12,936,146)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swaps agreements	4,731,986	(12,513,542)

Change in net assets resulting from operations	11,382,684	(25,772,528)

Capital Transactions:
Proceeds from shares issued	222,850,375	914,822,517
Cost of shares redeemed	(203,946,395)	(947,529,845)

Change in net assets resulting from capital transactions	18,903,980	(32,707,328)

Change in net assets	30,286,664	(58,479,856)
Net Assets:
Beginning of period	30,560,971	89,040,827

End of period	$60,847,635	$30,560,971

Share Transactions:
Issued	13,570,182	45,257,718
Redeemed	(12,529,225)	(46,661,053)

Change in shares	1,040,957	(1,403,335)

See accompanying notes to the financial statements.

27

PROFUNDS VP

ProFund VP UltraSmall-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the year ended December 31, 2000		For the period October 18, 1999(a) through December 31, 1999
	(Unaudited)
Net Asset Value, Beginning of Period	$14.64		$25.51		$27.61		$35.99		$30.00

Net investment income/(loss)	(0.06	)(b)	(0.16	)(b)	(0.17	)(b)	(0.04	)(b)	0.06	(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swaps agreements	4.87		(10.71)		(1.93)		(7.90)		5.93

Total income/(loss) from investment operations	4.81		(10.87)		(2.10)		(7.94)		5.99

Distributions to Shareholders From:
Net investment income	—		—		—		(0.02)		—
Net realized gains on investments and futures contracts	—		—		—		(0.42)		—

Total distributions	—		—		—		(0.44)		—

Net Asset Value, End of Period	$19.45		$14.64		$25.51		$27.61		$35.99

Total Return	32.86	%(c)	(42.61)%		(7.61)%		(22.14)%		19.97	%(c)
Ratios/Supplemental Data:
Net assets, end of period	$60,847,635		$30,560,971		$89,040,827		$33,387,952		$9,803,920
Ratio of net expenses to average net assets	1.97	%(d)	1.98%		2.11%		1.95%		1.70	%(d)
Ratio of net investment income/(loss) to average net assets	(0.71	)%(d)	(0.78)%		(0.69)%		(0.12)%		1.75	%(d)
Ratio of gross expenses to average net assets	2.05	%(d)	2.15%		2.11%		2.24%		2.53	%(d)
Portfolio turnover(e)	215%		1,511%		842%		1,971%		686%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

28

PROFUNDS VP ProFund VP UltraOTC (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (81.9%)

	Shares	Value
ADC Telecommunications, Inc.*	53,654	$124,907
Adobe Systems, Inc.	12,159	389,939
Altera Corp.*	28,757	471,615
Amazon.com, Inc.*	13,896	507,065
American Power Conversion Corp.*	10,615	165,488
Amgen, Inc.*	32,231	2,141,428
Apollo Group, Inc.—Class A*	9,457	584,064
Apple Computer, Inc.*	27,213	520,313
Applied Materials, Inc.*	45,934	728,513
BEA Systems, Inc.*	19,879	215,886
Bed Bath & Beyond, Inc.*	21,230	823,936
Biogen, Inc.*	9,843	374,034
Biomet, Inc.	18,528	531,012
Broadcom Corp.—Class A*	10,229	254,804
Brocade Communications Systems, Inc.*	13,896	81,847
C.H. Robinson Worldwide, Inc.	4,439	157,851
CDW Corp.*	4,632	212,146
Cephalon, Inc.*	2,702	111,214
Check Point Software Technologies, Ltd.*	12,931	252,801
Chiron Corp.*	13,896	607,533
CIENA Corp.*	27,599	143,239
Cintas Corp.	11,001	389,875
Cisco Systems, Inc.*	134,135	2,238,713
Citrix Systems, Inc.*	10,422	212,192
Comcast Corp.—Special Class A*	50,759	1,531,907
Compuware Corp.*	12,545	72,385
Comverse Technology, Inc.*	10,422	156,643
Costco Wholesale Corp.*	12,931	473,275
Dell Computer Corp.*	50,566	1,616,089
DENTSPLY International, Inc.	4,053	165,768
Dollar Tree Stores, Inc.*	5,790	183,717
eBay, Inc.*	12,738	1,327,046
EchoStar Communications Corp.— Class A*	13,510	467,716
Electronic Arts, Inc.*	7,913	585,483
Ericsson (LM) Telephone Co.—ADR*	6,369	67,702
Expeditors International of Washington, Inc.	5,404	187,194
Express Scripts, Inc.—Class A*	3,667	250,529
Fastenal Co.	3,860	131,008
First Health Group Corp.*	5,211	143,824
Fiserv, Inc.*	12,931	460,473
Flextronics International, Ltd.*	30,301	314,828
Gentex Corp.*	4,246	129,970
Genzyme Corp.—General Division*	14,475	605,055
Gilead Sciences, Inc.*	10,615	589,982
Henry Schein, Inc.*	2,123	111,118
Human Genome Sciences, Inc.*	6,948	88,379
ICOS Corp.*	3,281	120,577
IDEC Pharmaceuticals Corp.*	9,071	308,414
Intel Corp.	122,362	2,543,172
InterActiveCorp*	27,985	1,107,366
Intuit, Inc.*	13,896	618,789
Invitrogen Corp.*	2,509	96,270
JDS Uniphase Corp.*	85,885	301,456
Juniper Networks, Inc.*	13,317	164,731
KLA-Tencor Corp.*	12,352	574,244
Lamar Advertising Co.*	4,439	156,297

Common Stocks, continued

	Shares	Value
Lincare Holdings, Inc.*	5,404	$170,280
Linear Technology Corp.	22,388	721,117
Maxim Integrated Products, Inc.	24,318	831,432
MedImmune, Inc.*	14,475	526,456
Mercury Interactive Corp.*	4,825	186,293
Microchip Technology, Inc.	9,071	223,419
Microsoft Corp.	197,632	5,061,355
Millennium Pharmaceuticals, Inc.*	17,370	273,230
Molex, Inc.	5,211	140,645
Monster Worldwide, Inc.*	6,369	125,660
Network Appliance, Inc.*	18,914	306,596
Nextel Communications, Inc.— Class A*	68,322	1,235,262
Novellus Systems, Inc.*	8,106	296,850
NVIDIA Corp.*	9,264	213,165
Oracle Corp.*	116,958	1,405,834
PACCAR, Inc.	6,948	469,407
PanAmSat Corp.*	10,808	199,191
Patterson Dental Co.*	3,474	157,650
Patterson-UTI Energy, Inc.*	4,439	143,824
Paychex, Inc.	19,107	560,026
PeopleSoft, Inc.*	23,932	420,964
Petsmart, Inc.*	7,527	125,475
Pixar Animation Studios*	2,895	176,132
QLogic Corp.*	5,211	251,848
Qualcomm, Inc.	50,952	1,821,534
RF Micro Devices, Inc.*	11,194	67,388
Ross Stores, Inc.	4,053	173,225
Ryanair Holdings PLC—ADR*	3,281	147,317
Sanmina-SCI Corp.*	29,143	183,892
Siebel Systems, Inc.*	30,687	292,754
Sigma-Aldrich Corp.	3,667	198,678
Smurfit-Stone Container Corp.*	12,931	168,491
Staples, Inc.*	17,563	322,281
Starbucks Corp.*	28,950	709,854
Sun Microsystems, Inc.*	75,077	345,354
Symantec Corp.*	8,299	363,994
Synopsys, Inc.*	3,667	226,804
Tellabs, Inc.*	12,545	82,421
Teva Pharmaceutical Industries, Ltd.—ADR	10,422	593,325
VeriSign, Inc.*	11,966	165,490
Veritas Software Corp.*	22,774	652,931
Whole Foods Market, Inc.*	3,088	146,773
Xilinx, Inc.*	23,932	605,719
Yahoo!, Inc.*	15,440	505,814

TOTAL COMMON STOCKS		49,887,972

Federal Agricultural Mortgage Corporation (3.0%)

	Principal Amount
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$1,811,000	1,810,975

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		1,810,975

See accompanying notes to the financial statements.

29

PROFUNDS VP ProFund VP UltraOTC (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Home Loan Bank (3.0%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$1,811,000	$1,810,975

TOTAL FEDERAL HOME LOAN BANK		1,810,975

Federal National Mortgage Association (3.0%)
Federal National Mortgage Association, 0.51%, 07/01/03	1,811,000	1,810,975

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		1,810,975

Repurchase Agreements (5.9%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $1,807,040 (Collateralized by a Federal Home Loan Bank Security)	1,807,000	1,807,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with maturity value of $1,811,028 (Collateralized by U.S. Treasury Notes)	1,811,000	1,811,000

TOTAL REPURCHASE AGREEMENTS		3,618,000

TOTAL INVESTMENTS (Cost $45,150,049)(a)—96.8%		58,938,897
Net other assets (liabilities)—3.2%		1,963,502

NET ASSETS—100.0%		$60,902,399

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $31,732,800)	264	(828,038)
Futures Contracts Sold

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $2,572,280)	(107)	6,179

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
NASDAQ-100 Index Swap Agreements expiring 07/25/03-07/28/03 (Underlying notional amount at value $42,847,811)	35,656	$(126,936)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$13,828,346
Unrealized depreciation	(39,498)

Net unrealized appreciation/depreciation	$13,788,848

ADR	American Depositary Receipt

The ProFund VP UltraOTC invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.5%
Airlines	0.2%
Auto Manufacturers	0.8%
Biotechnology	7.6%
Chemicals	0.3%
Commercial Services	2.1%
Computers	6.2%
Distribution/Wholesale	0.6%
Electrical Components & Equipment	0.5%
Electronics	1.0%
Food	0.2%
Healthcare—Products	1.6%
Healthcare—Services	0.3%
Internet	6.9%
Media	2.5%
Oil & Gas	0.2%
Packaging & Containers	0.3%
Pharmaceuticals	3.4%
Retail	4.6%
Semiconductors	12.7%
Software	16.6%
Telecommunications	11.6%
Textiles	0.6%
Transportation	0.6%
Other	18.1%

See accompanying notes to the financial statements.

30

PROFUNDS VP

ProFund VP UltraOTC

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $41,532,049)	$55,320,897
Repurchase agreements, at cost	3,618,000

Total Investments	58,938,897
Cash	92,558
Segregated cash balances with brokers for futures contracts	2,946,640
Dividends and interest receivable	1,279
Receivable for capital shares issued	2,267,333
Prepaid expenses	1,688

Total Assets	64,248,395

Liabilities:
Payable for capital shares redeemed	2,959,190
Unrealized depreciation on swap agreements	126,936
Variation margin on futures contracts	153,878
Advisory fees payable	37,030
Management services fees payable	7,405
Administration fees payable	2,505
Administrative services fees payable	25,243
Distribution fees payable	13,801
Other accrued expenses	20,008

Total Liabilities	3,345,996

Net Assets	$60,902,399

Net Assets consist of:
Capital	$462,210,634
Accumulated net investment income/(loss)	(387,160)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(413,761,128)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	12,840,053

Net Assets	$60,902,399

Shares of Beneficial Interest Outstanding	28,726,229

Net Asset Value (offering and redemption price per share)	$2.12

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$49,163
Dividends	34,444

Total Investment Income	83,607

Expenses:
Advisory fees	182,758
Management services fees	36,552
Administration fees	13,449
Administrative services fees	116,981
Distribution fees	60,704
Custody fees	16,183
Fund accounting fees	19,430
Transfer agent fees	17,202
Other fees	24,216

Total Gross Expenses before reductions	487,475
Less Expenses reduced by the Advisor	(13,780)

Total Net Expenses	473,695

Net Investment Income/(Loss)	(390,088)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	1,965,675
Net realized gains (losses) on futures contracts and swap agreements	9,633,142
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	7,684,863

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	19,283,680

Change in Net Assets Resulting from Operations	$18,893,592

See accompanying notes to the financial statements.

31

PROFUNDS VP

ProFund VP UltraOTC

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(390,088)	$(901,925)
Net realized gains (losses) on investments, futures contracts and swap agreements	11,598,817	(62,271,783)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	7,684,863	(4,586,398)

Change in net assets resulting from operations	18,893,592	(67,760,106)

Capital Transactions:
Proceeds from shares issued	316,079,569	707,471,957
Cost of shares redeemed	(327,259,260)	(688,654,704)

Change in net assets resulting from capital transactions	(11,179,691)	18,817,253

Change in net assets	7,713,901	(48,942,853)
Net Assets:
Beginning of period	53,188,498	102,131,351

End of period	$60,902,399	$53,188,498

Share Transactions:
Issued	183,550,294	287,626,436
Redeemed	(190,224,404)	(273,382,614)

Change in shares	(6,674,110)	14,243,822

See accompanying notes to the financial statements.

32

PROFUNDS VP

ProFund VP UltraOTC

Financial Highlights

For a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002		For the year ended December 31, 2001		For the year ended December 31, 2000		For the period October 18, 1999(a) through December 31, 1999
Net Asset Value, Beginning of Period	$1.50		$4.83		$15.44		$70.93		$30.00

Net investment income/(loss)	(0.01	)(b)	(0.04	)(b)	(0.11	)(b)	(0.40	)(b)	(0.06)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	0.63		(3.29)		(10.50)		(51.29)		40.99

Total income/(loss) from investment activities	0.62		(3.33)		(10.61)		(51.69)		40.93

Distributions to Shareholders From:
Net realized gains on investments and futures contracts	—		—		—		(3.80)		—

Net Asset Value, End of Period	$2.12		$1.50		$4.83		$15.44		$70.93

Total Return	41.33	%(c)	(68.94)%		(68.72)%		(73.37)%		136.43	%(c)
Ratios/Supplemental Data:
Net assets, end of period	$60,902,399		$53,188,498		$102,131,351		$115,497,878		$67,897,587
Ratio of net expenses to average net assets	1.94	%(d)	1.98%		1.95%		1.65%		1.65	%(d)
Ratio of net investment income/(loss) to average net assets	(1.60	)%(d)	(1.64)%		(1.60)%		(0.79)%		(0.77	)%(d)
Ratio of gross expenses to average net assets	2.00	%(d)	2.08%		1.95%		1.65%		1.97	%(d)
Portfolio turnover(e)	532%		982%		465%		683%		101%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

33

PROFUNDS VP ProFund VP Bear (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (19.4%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$21,647,000	$21,646,699

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		21,646,699

Federal Home Loan Bank (19.4%)
Federal Home Loan Bank, 0.51%, 07/01/03	21,647,000	21,646,699

TOTAL FEDERAL HOME LOAN BANK		21,646,699

Federal National Mortgage Association (19.4%)
Federal National Mortgage Association, 0.51%, 07/01/03	21,647,000	21,646,700

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		21,646,700

Repurchase Agreements (38.8%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $21,642,481 (Collateralized by a Federal Home Loan Bank Security)	21,642,000	21,642,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with a maturity value of $21,649,331 (Collateralized by U.S. Treasury Notes)	21,649,000	21,649,000

TOTAL REPURCHASE AGREEMENTS		43,291,000

Options Purchased (0.0%)

	Contracts	Value
S&P 500 Futures Option expiring July 2003 @ $1,250	400	$3,000

TOTAL OPTIONS PURCHASED		3,000

TOTAL INVESTMENTS (Cost $108,238,801)(a)—97.0%		108,234,098
Net other assets (liabilities)—3.0%		3,373,248

NET ASSETS—100.0%		$111,607,346

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ Depreciation
S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $44,028,250)	(181)	$175,936
E-Mini S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $97,300)	(2)	1,947
Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
S&P 500 Index Swap Agreements expiring 07/28/03-09/26/03 (Underlying notional amount at value $67,657,943)	(69,428)	$119,417

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$22
Unrealized depreciation	(4,725)

Net unrealized appreciation/depreciation	$(4,703)

See accompanying notes to the financial statements.

34

PROFUNDS VP

ProFund VP Bear

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $64,947,801)	$64,943,098
Repurchase agreements, at cost	43,291,000

Total Investments	108,234,098
Segregated cash balances with brokers for futures contracts	2,621,667
Interest receivable	812
Receivable for capital shares issued	802,489
Unrealized appreciation on swap agreements	119,417
Variation margin on futures contracts	58,682
Prepaid expenses	4,496

Total Assets	111,841,661

Liabilities:
Cash overdraft	45,382
Payable for capital shares redeemed	1,247
Advisory fees payable	57,609
Management services fees payable	11,522
Administration fees payable	3,940
Administrative services fees payable	41,363
Distribution fees payable	21,146
Other accrued expenses	52,106

Total Liabilities	234,315

Net Assets	$111,607,346

Net Assets consist of:
Capital	$126,039,447
Accumulated net investment income/(loss)	(497,716)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(14,226,982)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	292,597

Net Assets	$111,607,346

Shares of Beneficial Interest Outstanding	3,011,968

Net Asset Value (offering and redemption price per share)	$37.05

Statement of Operations
For the six months ended June 30, 2003
Investment Income:
Interest	$648,990

Expenses:
Advisory fees	439,576
Management services fees	87,916
Administration fees	25,877
Administrative services fees	286,524
Distribution fees	146,341
Custody fees	32,961
Fund accounting fees	47,842
Transfer agent fees	42,964
Other fees	60,498

Total Gross Expenses before reductions	1,170,499
Less Expenses reduced by the Advisor	(17,234)

Total Net Expenses	1,153,265

Net Investment Income/(Loss)	(504,275)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	104,655
Net realized gains (losses) on futures contracts and swap agreements	(12,725,857)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	705,086

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	(11,916,116)

Change in Net Assets Resulting from Operations	$(12,420,391)

See accompanying notes to the financial statements.

35

PROFUNDS VP

ProFund VP Bear

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002

From Investment Activities:
Operations:
Net investment income/(loss)	$(504,275)	$(417,938)
Net realized gains (losses) on investments, futures contracts and swap agreements	(12,621,202)	3,179,720
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	705,086	(228,289)

Change in net assets resulting from operations	(12,420,391)	2,533,493

Distributions to Shareholders From:
Net investment income	—	(163,471)

Change in net assets resulting from distributions	—	(163,471)

Capital Transactions:
Proceeds from shares issued	851,898,132	2,094,654,367
Dividends reinvested	—	163,471
Cost of shares redeemed	(805,808,180)	(2,056,540,320)

Change in net assets resulting from capital transactions	46,089,952	38,277,518

Change in net assets	33,669,561	40,647,540
Net Assets:
Beginning of period	77,937,785	37,290,245

End of period	$111,607,346	$77,937,785

Share Transactions:
Issued	21,012,941	52,297,216
Reinvested	—	3,845
Redeemed	(19,843,767)	(51,521,540)

Change in shares	1,169,174	779,521

See accompanying notes to the financial statements.

36

PROFUNDS VP

ProFund VP Bear

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$42.29		$35.07		$30.00

Investment Activities:
Net investment income/(loss)	(0.18	)(b)	(0.23	)(b)	0.26	(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	(5.06)		7.53		4.81

Total income/(loss) from investment activities	(5.24)		7.30		5.07

Distribution to Shareholders From:
Net investment income	—		(0.08)		—

Net Asset Value, End of Period	$37.05		$42.29		$35.07

Total Return	(12.39	)%(c)	20.82%		16.90	%(c)
Ratios/Supplemental Data:
Net assets, end of period	$111,607,346		$77,937,785		$37,290,245
Ratio of net expenses to average net assets	1.97	%(d)	1.98%		1.89	%(d)
Ratio of net investment income/(loss) to average net assets	(0.86	)%(d)	(0.57)%		0.77	%(d)
Ratio of gross expenses to average net assets	2.00	%(d)	2.03%		1.89	%(d)
Portfolio turnover(e)	—		—		1,144%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

37

PROFUNDS VP ProFund VP Short Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (23.1%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$38,000	$37,999

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		37,999

Federal Home Loan Bank (23.1%)
Federal Home Loan Bank, 0.51%, 07/01/03	38,000	37,999

TOTAL FEDERAL HOME LOAN BANK		37,999

Federal National Mortgage Association (23.1%)
Federal National Mortgage Association, 0.51%, 07/01/03	38,000	38,000

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		38,000

Repurchase Agreements (45.8%)
State Street Bank, 0.80%, 07/01/03 dated 06/30/03, with maturity value of $37,001 (Collateralized by a Federal Home Loan Bank Security)	37,000	37,000
UMB Bank, 0.55%, 07/01/03 dated 06/30/03, with maturity value of $38,001 (Collateralized by U.S. Treasury Notes)	38,000	38,000

TOTAL REPURCHASE AGREEMENTS		75,000

Options Purchased (0.0%)

	Contracts	Value
Russell Futures Option expiring July 2003@ $900	10	$50

TOTAL OPTIONS PURCHASED		50

TOTAL INVESTMENTS (Cost $189,294)(a)—115.1%		189,048
Net other assets (liabilities)—(15.1)%		(24,848)

NET ASSETS—100.0%		$164,200

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
Russell 2000 Index Swap Agreements expiring 09/26/03 (Underlying notional amount at value $163,395)	(364)	$138

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	(246)

Net unrealized appreciation/depreciation	$(246)

See accompanying notes to the financial statements.

38

PROFUNDS VP

ProFund VP Short Small-Cap

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $114,294)	$114,048
Repurchase agreements, at cost	75,000

Total Investments	189,048
Interest receivable	1
Unrealized appreciation on swap agreements	138
Prepaid expenses	25

Total Assets	189,212

Liabilities:
Cash overdraft	21,120
Payable for capital shares redeemed	248
Advisory fees payable	998
Management services fees payable	200
Administration fees payable	64
Distribution fees payable	547
Other accrued expenses	1,835

Total Liabilities	25,012

Net Assets	$164,200

Net Assets consist of:
Capital	$1,152,199
Accumulated net investment income/(loss)	(4,452)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(983,439)
Net unrealized appreciation/depreciation on investments and swap agreements	(108)

Net Assets	$164,200

Shares of Beneficial Interest Outstanding	6,789

Net Asset Value (offering and redemption price per share)	$24.19

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$7,836

Expenses:
Advisory fees	4,680
Management services fees	936
Administration fees	159
Distribution fees	1,413
Custody fees	4,085
Fund accounting fees	276
Transfer agent fees	438
Other fees	369

Total Gross Expenses before reductions	12,356
Less Expenses reduced by the Advisor	(73)

Total Net Expenses	12,283

Net Investment Income/(Loss)	(4,447)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	(199)
Net realized gains (losses) on futures contracts and swap agreements	(304,850)
Change in net unrealized appreciation (depreciation) on investments and swap agreements	1,151

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	(303,898)

Change in Net Assets Resulting from Operations	$(308,345)

See accompanying notes to the financial statements.

39

PROFUNDS VP

ProFund VP Short Small-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the period September 3, 2002(a) through December 31, 2002
	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$(4,447)	$(1,223)
Net realized gains (losses) on investments, futures contracts and swap agreements	(305,049)	(679,404)
Change in net unrealized appreciation (depreciation) on investments and swap agreements	1,151	(1,259)

Change in net assets resulting from operations	(308,345)	(681,886)

Capital Transactions:
Proceeds from shares issued	112,731,589	93,563,329
Cost of shares redeemed	(114,431,972)	(90,708,515)

Change in net assets resulting from capital transactions	(1,700,383)	2,854,814

Change in net assets	(2,008,728)	2,172,928
Net Assets:
Beginning of period	2,172,928	—

End of period	$164,200	$2,172,928

Share Transactions:
Issued	4,080,289	3,127,740
Redeemed	(4,149,106)	(3,052,134)

Change in shares	(68,817)	75,606

(a)	Commencement of operations

See accompanying notes to the financial statements.

40

PROFUNDS VP

ProFund VP Short Small-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the period September 3, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$28.74		$30.00

Investment Activities:
Net investment income/(loss)	(0.10	)(b)	(0.02	)(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	(4.45)		(1.24)

Total income/(loss) from investment activities	(4.55)		(1.26)

Net Asset Value, End of Period	$24.19		$28.74

Total Return	(15.83	)%(c)	(4.20	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$164,200		$2,172,928
Ratio of net expenses to average net assets	1.97	%(d)	1.73	%(d)
Ratio of net investment income/(loss) to average net assets	(0.71	)%(d)	(0.23	)%(d)
Ratio of gross expenses to average net assets	1.98	%(d)	1.73	%(d)
Portfolio turnover(e)	—		—

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

41

PROFUNDS VP ProFund VP Short OTC (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (18.8%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$6,329,000	$6,328,912

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		6,328,912

Federal Home Loan Bank (18.8%)
Federal Home Loan Bank, 0.51%, 07/01/03	6,329,000	6,328,912

TOTAL FEDERAL HOME LOAN BANK		6,328,912

Federal National Mortgage Association (18.8%)
Federal National Mortgage Association, 0.51%, 07/01/03	6,329,000	6,328,912

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		6,328,912

Repurchase Agreements (37.7%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $6,329,141 (Collateralized by a Federal Home Loan Bank Security)	6,329,000	6,329,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with maturity value of $6,329,097 (Collateralized by U.S. Treasury Notes)	6,329,000	6,329,000

TOTAL REPURCHASE AGREEMENTS		12,658,000

Options Purchased (0.0%)

	Contracts
NASDAQ Futures Option expiring July 2003 @ $2,000	70	210

TOTAL OPTIONS PURCHASED		210

TOTAL INVESTMENTS (Cost $31,645,665)(a)—94.1%		31,644,946
Net other assets (liabilities)—5.9%		1,996,506

NET ASSETS—100.0%		$33,641,452

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $432,720)	18	$(13,557)
Futures Contracts Sold
NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $2,524,200)	(21)	$4,406
Swap Agreements

	Units
NASDAQ-100 Index Swap Agreements expiring 07/28/03-09/26/03 (Underlying notional amount at value $31,495,638)	(26,209)	$93,150

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$1,004
Unrealized depreciation	(1,723)

Net unrealized appreciation/depreciation	$(719)

See accompanying notes to the financial statements.

42

PROFUNDS VP

ProFund VP Short OTC

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $18,987,665)	$18,986,946
Repurchase agreements, at cost	12,658,000

Total Investments	31,644,946
Cash	4,576
Segregated cash balances with brokers for futures contracts	3,414
Interest receivable	237
Receivable for capital shares issued	1,970,703
Unrealized appreciation on swap agreements	93,150
Variation margin on futures contracts	459
Prepaid expenses	1,147

Total Assets	33,718,632

Liabilities:
Payable for capital shares redeemed	577
Advisory fees payable	22,452
Management services fees payable	4,490
Administration fees payable	1,497
Administrative services fees payable	15,716
Distribution fees payable	8,301
Other accrued expenses	24,147

Total Liabilities	77,180

Net Assets	$33,641,452

Net Assets consist of:
Capital	$44,061,061
Accumulated net investment income/(loss)	123,309
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(10,626,198)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	83,280

Net Assets	$33,641,452

Shares of Beneficial Interest Outstanding	1,282,242

Net Asset Value (offering and redemption price per share)	$26.24

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$202,174

Expenses:
Advisory fees	131,400
Management services fees	26,280
Administration fees	8,644
Administrative services fees	86,161
Distribution fees	43,635
Custody fees	15,185
Fund accounting fees	15,292
Transfer agent fees	13,683
Other fees	18,016

Total Gross Expenses before reductions	358,296
Less Expenses reduced by the Advisor	(13,307)

Total Net Expenses	344,989

Net Investment Income/(Loss)	(142,815)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	33,090
Net realized gains (losses) on futures contracts and swap agreements	(7,884,319)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	(161,896)

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	(8,013,125)

Change in Net Assets Resulting from Operations	$(8,155,940)

See accompanying notes to the financial statements.

43

PROFUNDS VP

ProFund VP Short OTC

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$(142,815)	$(83,806)
Net realized gains (losses) on investments, futures contracts and swap agreements	(7,851,229)	(2,439,654)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	(161,896)	245,176

Change in net assets resulting from operations	(8,155,940)	(2,278,284)

Capital Transactions:
Proceeds from shares issued	468,647,786	432,051,198
Cost of shares redeemed	(440,880,611)	(415,742,697)

Change in net assets resulting from capital transactions	27,767,175	16,308,501

Change in net assets	19,611,235	14,030,217
Net Assets:
Beginning of period	14,030,217	—

End of period	$33,641,452	$14,030,217

Share Transactions:
Issued	15,720,106	12,634,107
Redeemed	(14,858,298)	(12,213,673)

Change in shares	861,808	420,434

(a)	Commencement of operations

See accompanying notes to the financial statements.

44

PROFUNDS VP

ProFund VP Short OTC

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$33.37		$30.00

Investment Activities:
Net investment income/(loss)	(0.12	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	(7.01)		3.46	(c)

Total income/(loss) from investment activities	(7.13)		3.37

Net Asset Value, End of Period	$26.24		$33.37

Total Return	(21.37	)%(d)	11.23	%(d)
Ratios/Supplemental Data:
Net assets, end of period	$33,641,452		$14,030,217
Ratio of net expenses to average net assets	1.97	%(e)	1.96	%(e)
Ratio of net investment income/(loss) to average net assets	(0.82	)%(e)	(0.39	)%(e)
Ratio of gross expenses to average net assets	2.05	%(e)	1.96	%(e)
Portfolio turnover(f)	—		—

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

45

PROFUNDS VP ProFund VP Basic Materials (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (100.8%)

	Shares	Value
Air Products & Chemicals, Inc.	1,748	$72,717
Airgas, Inc.	483	8,090
AK Steel Holding Corp.*	828	2,997
Albemarle Corp.	276	7,720
Alcoa, Inc.	6,900	175,949
Allegheny Technologies, Inc.	552	3,643
Avery Dennison Corp.	782	39,256
Boise Cascade Corp.	483	11,544
Bowater, Inc.	460	17,227
Cabot Corp.	437	12,542
Cabot Microelectronics Corp.*	207	10,447
Cambrex Corp.	207	4,765
Caraustar Industries, Inc.*	230	1,842
Carpenter Technology Corp.	161	2,512
Cleveland-Cliffs, Inc.*	92	1,642
Crompton Corp.	943	6,648
Cytec Industries, Inc.*	322	10,884
Dow Chemical Co.	7,429	230,002
Du Pont (E.I.) de Nemours	8,119	338,074
Eastman Chemical Co.	552	17,482
Ecolab, Inc.	1,518	38,861
Engelhard Corp.	1,035	25,637
Ferro Corp.	322	7,255
FMC Corp.*	276	6,246
Freeport-McMoRan Copper & Gold, Inc.—Class B	1,104	27,048
Fuller (H. B.) Co.	230	5,065
Georgia Gulf Corp.	253	5,009
Georgia Pacific Corp.	1,633	30,945
Great Lakes Chemical Corp.	322	6,569
Hercules, Inc.*	805	7,970
IMC Global, Inc.	851	5,710
International Flavors & Fragrances, Inc.	667	21,297
International Paper Co.	3,588	128,199
Louisiana-Pacific Corp.*	851	9,225
Lubrizol Corp.	368	11,404
Lyondell Chemical Co.	1,311	17,738
Macdermid, Inc.	230	6,049
MeadWestvaco Corp.	1,633	40,335
Meridian Gold, Inc.*	805	9,249
Millennium Chemicals, Inc.	529	5,031
Minerals Technologies, Inc.	161	7,834
Newmont Mining Corp.	2,944	95,562
Nucor Corp.	575	28,089
Olin Corp.	483	8,259

Common Stocks, continued

	Shares	Value
OM Group, Inc.	207	$3,049
Phelps Dodge Corp.*	690	26,455
Pope & Talbot, Inc.	92	1,017
Potlatch Corp.	230	5,923
PPG Industries, Inc.	1,380	70,021
Praxair, Inc.	1,334	80,173
Rayonier, Inc.	345	11,385
Rohm & Haas Co.	1,173	36,398
RPM, Inc.	943	12,966
RTI International Metals, Inc.*	161	1,744
Ryerson Tull, Inc.	184	1,616
Schulman (A.), Inc.	230	3,694
Sigma-Aldrich Corp.	506	27,415
Solutia, Inc.	851	1,855
Stillwater Mining Co.*	368	1,892
Tredegar Corp.	230	3,448
United States Steel Corp.	851	13,931
Valspar Corp.	391	16,508
Wausau-Mosinee Paper Corp.	161	1,803
WD-40 Co.	138	3,940
Wellman, Inc.	253	2,834
Weyerhaeuser Co.	1,794	96,876
Worthington Industries, Inc.	575	7,705

TOTAL COMMON STOCKS		1,963,217

Federal Home Loan Bank (1.8%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$35,000	35,000

TOTAL FEDERAL HOME LOAN BANK		35,000

TOTAL INVESTMENTS (Cost $1,800,446)(a)—102.6%		1,998,217
Net other assets (liabilities)—(2.6)%		(51,267)

NET ASSETS—100.0%		$1,946,950

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$204,333
Unrealized depreciation	(6,562)

Net unrealized appreciation/depreciation	$197,771

See accompanying notes to the financial statements.

46

PROFUNDS VP

ProFund VP Basic Materials

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $1,800,446)	$1,998,217
Cash	748
Dividends and interest receivable	4,285
Receivable for investments sold	1,279,870
Prepaid expenses	146

Total Assets	3,283,266

Liabilities:
Payable for capital shares redeemed	1,329,527
Advisory fees payable	1,012
Management services fees payable	203
Administration fees payable	95
Administrative services fees payable	999
Distribution fees payable	500
Other accrued expenses	3,980

Total Liabilities	1,336,316

Net Assets	$1,946,950

Net Assets consist of:
Capital	$4,289,024
Accumulated net investment income/(loss)	53,819
Accumulated net realized gains (losses) on investments	(2,593,664)
Net unrealized appreciation/depreciation on investments	197,771

Net Assets	$1,946,950

Shares of Beneficial Interest Outstanding	73,965

Net Asset Value (offering and redemption price per share)	$26.33

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$37,121
Interest	40

Total Investment Income	37, 161

Expenses:
Advisory fees	9,023
Management services fees	1,805
Administration fees	681
Administrative services fees	6,010
Distribution fees	3,008
Custody fees	4,405
Fund accounting fees	1,422
Transfer agent fees	1,383
Other fees	1,453

Total Gross Expenses before reductions	29,190
Less Expenses reduced by the Advisor	(5,400)

Total Net Expenses	23,790

Net Investment Income/(Loss)	13,371

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(152,256)
Change in net unrealized appreciation (depreciation) on investments	(69,702)

Net Realized and Unrealized Gains (Losses) on Investments	(221,958)

Change in Net Assets Resulting from Operations	$(208,587)

See accompanying notes to the financial statements.

47

PROFUNDS VP

ProFund VP Basic Materials

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$13,371	$37,574
Net realized gains (losses) on investments	(152,256)	(2,441,408)
Change in net unrealized appreciation (depreciation) on investments	(69,702)	267,473

Change in net assets resulting from operations	(208,587)	(2,136,361)

Capital Transactions:
Proceeds from shares issued	25,078,631	94,107,644
Cost of shares redeemed	(26,774,093)	(88,120,284)

Change in net assets resulting from capital transactions	(1,695,462)	5,987,360

Change in net assets	(1,904,049)	3,850,999
Net Assets:
Beginning of period	3,850,999	—

End of period	$1,946,950	$3,850,999

Share Transactions:
Issued	1,016,087	3,436,644
Redeemed	(1,092,231)	(3,286,535)

Change in shares	(76,144)	150,109

(a)	Commencement of operations

See accompanying notes to the financial statements.

48

PROFUNDS VP

ProFund VP Basic Materials

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$25.66		$30.00

Investment Activities:
Net investment income/(loss)	0.14	(b)	0.23	(b)
Net realized and unrealized gains (losses) on investments	0.53	(c)	(4.57)

Total income/(loss) from investment activities	0.67		(4.34)

Net Asset Value, End of Period	$26.33		$25.66

Total Return	2.61	%(d)	(14.47	)%(d)
Ratios/Supplemental Data:
Net assets, end of period	$1,946,950		$3,850,999
Ratio of net expenses to average net assets	1.98	%(e)	1.98	%(e)
Ratio of net investment income/(loss) to average net assets	1.11	%(e)	1.25	%(e)
Ratio of gross expenses to average net assets	2.43	%(e)	2.21	%(e)
Portfolio turnover(f)	782%		2,498%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

49

PROFUNDS VP ProFund VP Consumer Cyclical (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (100.4%)

	Shares	Value
Amazon.com, Inc.*	1,060	$38,679
AmerisourceBergen Corp.	424	29,404
AOL-Time Warner, Inc.*	12,349	198,695
AutoNation, Inc.*	1,590	24,995
AutoZone, Inc.*	371	28,185
Bed Bath & Beyond, Inc.*	795	30,854
Best Buy Co., Inc.*	1,007	44,227
Brinker International, Inc.*	424	15,272
Cablevision Systems New York Group*	636	13,203
Cardinal Health, Inc.	1,272	81,790
Carmax, Inc.*	424	12,784
Carnival Corp.	1,908	62,029
CDW Corp.*	318	14,564
Centex Corp.	265	20,614
Clear Channel Communications, Inc.*	1,749	74,140
Coach, Inc.*	318	15,817
Comcast Corp.—Special Class A*	6,042	174,191
Costco Wholesale Corp.*	1,431	52,375
Cox Communications, Inc.—Class A*	1,643	52,412
CVS Corp.	1,272	35,654
D.R. Horton, Inc.	689	19,361
Darden Restaurants, Inc.	530	10,059
Delphi Automotive Systems Corp.	1,908	16,466
Dollar General Corp.	1,113	20,323
Dollar Tree Stores, Inc.*	424	13,454
E.W. Scripps Co.—Class A	318	28,213
Eastman Kodak Co.	901	24,642
EchoStar Communications Corp.—Class A*	689	23,853
Electronic Arts, Inc.*	424	31,372
Family Dollar Stores, Inc.	689	26,285
Federated Department Stores, Inc.	742	27,343
Ford Motor Co.	5,141	56,500
Fox Entertainment Group, Inc.—Class A*	954	27,456
Gannett Co., Inc.	1,113	85,490
Gap, Inc.	2,544	47,725
General Motors Corp.	1,749	62,964
General Motors Corp.—Class H*	3,021	38,699
Genuine Parts Co.	1,325	42,414
Harley-Davidson, Inc.	901	35,914
Harrah’s Entertainment, Inc.*	265	10,664
Hilton Hotels Corp.	1,060	13,557
Home Depot, Inc.	6,625	219,420
International Game Technology*	265	27,117
Interpublic Group of Cos., Inc.	1,325	17,729
Johnson Controls, Inc.	424	36,295
Jones Apparel Group, Inc.*	424	12,406
KB Home	212	13,140
Knight Ridder, Inc.	318	21,920
Kohls Corp.*	1,007	51,740
Lamar Advertising Co.*	636	22,394
Lear Corp.*	318	14,634
Leggett & Platt, Inc.	795	16,298
Lennar Corp.—Class B	212	15,158
Liberty Media Corp.—Class A*	7,632	88,226
Limited, Inc.	1,802	27,931
Liz Claiborne, Inc.	742	26,156
Lowe’s Cos., Inc.	2,279	97,883
Marriott International, Inc.—Class A	954	36,653
Mattel, Inc.	1,696	32,088
May Department Stores Co.	1,060	23,596

Common Stocks, continued

	Shares	Value
McDonald’s Corp.	3,816	$84,181
McGraw-Hill Cos., Inc.	636	39,432
McKesson Corp.	1,060	37,884
MGM Mirage*	424	14,492
Mohawk Industries, Inc.*	318	17,659
New York Times Co.—Class A	477	21,704
Nike, Inc.—Class B	477	25,515
NVR, Inc.*	53	21,783
Office Depot, Inc.*	1,325	19,226
Omnicom Group	583	41,800
Penney (J.C.) Co.	848	14,289
Pixar Animation Studios*	318	19,347
Pulte Homes, Inc.	318	19,608
RadioShack Corp.	583	15,339
Ross Stores, Inc.	477	20,387
Royal Caribbean Cruises, Ltd.	901	20,867
Sears, Roebuck & Co.	1,007	33,875
Southwest Airlines Co.	2,385	41,022
Staples, Inc.*	1,166	21,396
Starbucks Corp.*	1,113	27,291
Starwood Hotels & Resorts Worldwide, Inc.	742	21,214
Target Corp.	2,597	98,270
Tiffany & Co.	530	17,320
TJX Cos., Inc.	1,802	33,950
Tribune Co.	954	46,078
Univision Communications, Inc.—Class A*	742	22,557
VF Corp.	265	9,002
Viacom, Inc.—Class B*	5,035	219,828
Wal-Mart Stores, Inc.	12,349	662,770
Walgreen Co.	2,915	87,742
Walt Disney Co.	6,148	121,423
Washington Post Co.—Class B	53	38,844
Wendy’s International, Inc.	636	18,425
Westwood One, Inc.*	530	17,983
Whirlpool Corp.	212	13,504
Williams-Sonoma, Inc.*	318	9,286
YUM! Brands, Inc.*	1,113	32,900

TOTAL COMMON STOCKS		4,511,615

Federal Home Loan Bank (0.6%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 7/1/03	$26,000	25,999

TOTAL FEDERAL HOME LOAN BANK		25,999

TOTAL INVESTMENTS (Cost $4,288,216)(a)—101.0%		4,537,614
Net other assets (liabilities)—(1.0)%		(44,027)

NET ASSETS—100.0%		$4,493,587

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$252,966
Unrealized depreciation	(3,568)

Net unrealized appreciation/depreciation	$249,398

See accompanying notes to the financial statements.

50

PROFUNDS VP

ProFund VP Consumer Cyclical

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $4,288,216)	$4,537,614
Dividends and interest receivable	1,327
Receivable for capital shares issued	2,094,185
Prepaid expenses	53

Total Assets	6,633,179

Liabilities:
Cash overdraft	2,684
Payable for investments purchased	2,128,737
Advisory fees payable	261
Management services fees payable	52
Administration fees payable	69
Administrative services fees payable	724
Distribution fees payable	362
Other accrued expenses	6,703

Total Liabilities	2,139,592

Net Assets	$4,493,587

Net Assets consist of:
Capital	$5,703,152
Accumulated net investment income/(loss)	(21,887)
Accumulated net realized gains (losses) on investments	(1,437,076)
Net unrealized appreciation/depreciation on investments	249,398

Net Assets	$4,493,587

Shares of Beneficial Interest Outstanding	179,314

Net Asset Value (offering and redemption price per share)	$25.06

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$8,640
Interest	236

Total Investment Income	8,876

Expenses:
Advisory fees	11,662
Management services fees	2,332
Administration fees	914
Administrative services fees	7,785
Distribution fees	3,887
Custody fees	6,511
Fund accounting fees	1,922
Transfer agent fees	1,642
Other fees	1,894

Total Gross Expenses before reductions	38,549
Less Expenses reduced by the Advisor	(7,786)

Total Net Expenses	30,763

Net Investment Income/(Loss)	(21,887)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	741,943
Change in net unrealized appreciation (depreciation) on investments	190,737

Net Realized and Unrealized Gains (Losses) on Investments	932,680

Change in Net Assets Resulting from Operations	$910,793

See accompanying notes to the financial statements.

51

PROFUNDS VP

ProFund VP Consumer Cyclical

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$(21,887)	$(16,333)
Net realized gains (losses) on investments and swap agreements	741,943	(2,179,019)
Change in net unrealized appreciation (depreciation) on investments	190,737	58,661

Change in net assets resulting from operations	910,793	(2,136,691)

Capital Transactions:
Proceeds from shares issued	48,866,798	81,614,367
Cost of shares redeemed	(48,723,091)	(76,038,589)

Change in net assets resulting from capital transactions	143,707	5,575,778

Change in net assets	1,054,500	3,439,087
Net Assets:
Beginning of period	3,439,087	—

End of period	$4,493,587	$3,439,087

Share Transactions:
Issued	2,177,599	3,336,669
Redeemed	(2,154,732)	(3,180,222)

Change in shares	22,867	156,447

(a)	Commencement of operations

See accompanying notes to the financial statements.

52

PROFUNDS VP

ProFund VP Consumer Cyclical

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$21.98		$30.00

Investment Activities:
Net investment income/(loss)	(0.16	)(b)	(0.17	)(b)
Net realized and unrealized gains (losses) on investments and swap agreements	3.24		(7.85)

Total income/(loss) from investment activities	3.08		(8.02)

Net Asset Value, End of Period	$25.06		$21.98

Total Return	14.01	%(c)	(26.73	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$4,493,587		$3,439,087
Ratio of net expenses to average net assets	1.98	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	(1.41	)%(d)	(1.08	)%(d)
Ratio of gross expenses to average net assets	2.48	%(d)	2.65	%(d)
Portfolio turnover(e)	1,253%		2,644%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

53

PROFUNDS VP ProFund VP Consumer Non-Cyclical (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.5%)

	Shares	Value
Alberto-Culver Co.—Class A	141	$7,019
Alberto-Culver Co.—Class B	141	7,205
Albertson’s, Inc.	1,504	28,877
Altria Group, Inc.	10,246	465,579
American Italian Pasta Co.*	94	3,915
Anheuser-Busch Cos., Inc.	4,230	215,942
Apollo Group, Inc.—Class A*	658	40,638
Archer-Daniels-Midland Co.	3,008	38,713
Avon Products, Inc.	1,175	73,085
Black & Decker Corp.	376	16,337
Block H & R, Inc.	846	36,590
Blyth, Inc.	188	5,114
Brown-Forman Corp.	141	11,085
Bunge Limited	517	14,786
Campbell Soup Co.	1,410	34,545
Career Education Corp.*	235	16,079
Casey’s General Stores, Inc.	235	3,323
Cendant Corp.*	5,170	94,715
Church & Dwight, Inc.	188	6,153
Clorox Co.	799	34,077
Coca-Cola Co.	11,468	532,229
Coca-Cola Enterprises, Inc.	1,222	22,179
Colgate-Palmolive Co.	2,726	157,972
ConAgra Foods, Inc.	2,726	64,333
Constellation Brands, Inc.*	423	13,282
Coors (Adolph) Co.—Class B	141	6,906
Corinthian Colleges, Inc.*	235	11,414
Corn Products International, Inc.	188	5,646
Dean Foods Co.*	705	22,208
DeVry, Inc.*	329	7,662
Dial Corp.	470	9,142
Dreyer’s Grand Ice Cream Holdings, Inc.	94	7,381
eBay, Inc.*	1,081	112,620
Education Management Corp.*	141	7,498
Energizer Holdings, Inc.*	423	13,282
Expedia, Inc.—Class A*	188	14,359
Fleming Cos., Inc.	96	0
Flowers Foods, Inc.	212	4,179
Fortune Brands, Inc.	752	39,254
General Mills, Inc.	1,880	89,130
Gillette Co.	4,700	149,742
Hain Celestial Group, Inc.*	141	2,255
Heinz (H.J.) Co.	1,786	58,901
Hershey Foods Corp.	470	32,740
Hormel Foods Corp.	376	8,911
InterActiveCorp*	1,692	66,968
International Multifoods Corp.*	94	2,154
Interstate Bakeries Corp.	235	2,985
ITT Educational Services, Inc.*	235	6,874
JM Smucker Co.	235	9,374
Kellogg Co.	1,175	40,385
Kimberly-Clark Corp.	2,585	134,782
Kraft Foods, Inc.	1,410	45,896
Kroger Co.*	3,478	58,013
Lancaster Colony Corp.	141	5,451
Learning Tree International, Inc.*	47	735
Loews Corp.—Carolina Group	188	5,076
McCormick & Co., Inc.	423	11,506
NBTY, Inc.*	282	5,939
Newell Rubbermaid, Inc.	1,316	36,848
PepsiAmericas, Inc.	423	5,313

Common Stocks, continued

	Shares	Value
PepsiCo, Inc.	8,695	$386,927
Performance Food Group Co.*	235	8,695
Pre-Paid Legal Services, Inc.*	94	2,306
Priceline.com, Inc.*	47	1,052
Procter & Gamble Co.	6,533	582,613
R.J. Reynolds Tobacco Holdings	423	15,740
Ralcorp Holdings, Inc.*	141	3,519
Regis Corp.	235	6,827
Rent-A-Center, Inc.*	141	10,689
Roto-Rooter, Inc.	47	1,795
Safeway, Inc.*	2,256	46,158
Sara Lee Corp.	3,948	74,261
Sensient Technologies Corp.	235	5,403
Service Corporation International*	1,504	5,820
Smithfield Foods, Inc.*	423	9,695
Snap-on, Inc.	282	8,186
Sotheby’s Holdings, Inc.—Class A*	235	1,748
Stamps.com, Inc.*	188	902
Stanley Works	423	11,675
Stewart Enterprises, Inc.—Class A*	517	2,223
SuperValu, Inc.	658	14,029
Sylvan Learning Systems, Inc.*	188	4,294
Sysco Corp.	3,290	98,831
The Estee Lauder Companies, Inc.	564	18,911
The Pepsi Bottling Group, Inc.	893	17,878
The Robert Mondavi Corp.—Class A*	47	1,190
The Scotts Company—Class A*	94	4,653
The ServiceMaster Co.	1,504	16,093
Tootsie Roll Industries, Inc.	95	2,897
Tupperware Corp.	282	4,050
Tyson Foods, Inc.—Class A	1,175	12,479
United Rentals, Inc.*	282	3,917
Universal Corp.	141	5,964
UST, Inc.	846	29,635
Weight Watchers Intl, Inc.*	235	10,690
Whole Foods Market, Inc.*	282	13,403
Wild Oats Markets, Inc.*	141	1,537
Winn-Dixie Stores, Inc.	423	5,207
Wrigley (WM.) JR Co.	752	42,285

TOTAL COMMON STOCKS		4,479,478

Federal Home Loan Bank (0.5%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$23,000	23,000

TOTAL FEDERAL HOME LOAN BANK		23,000

TOTAL INVESTMENTS (Cost $4,053,296)(a)—100.0%		4,502,478
Net other assets (liabilities)—0.0%		2,219

NET ASSETS—100.0%		$4,504,697

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$464,384
Unrealized depreciation	(15,202)

Net unrealized appreciation/depreciation	$449,182

See accompanying notes to the financial statements.

54

PROFUNDS VP

ProFund VP Consumer Non-Cyclical

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $4,053,296)	$4,502,478
Cash	3,731
Dividends and interest receivable	8,516
Receivable for capital shares issued	1,669
Prepaid expenses	81

Total Assets	4,516,475

Liabilities:
Advisory fees payable	1,263
Management services fees payable	253
Administration fees payable	153
Administrative services fees payable	1,607
Distribution fees payable	804
Other accrued expenses	7,698

Total Liabilities	11,778

Net Assets	$4,504,697

Net Assets consist of:
Capital	$6,141,615
Accumulated net investment income/(loss)	20,886
Accumulated net realized gains (losses) on investments	(2,106,986)
Net unrealized appreciation/depreciation on investments	449,182

Net Assets	$4,504,697

Shares of Beneficial Interest Outstanding	167,902

Net Asset Value (offering and redemption price per share)	$26.83

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$32,990
Interest	63

Total Investment Income	33,053

Expenses:
Advisory fees	11,901
Management services fees	2,380
Administration fees	1,051
Administrative services fees	7,937
Distribution fees	3,967
Custody fees	6,992
Fund accounting fees	2,114
Transfer agent fees	1,936
Other fees	2,191

Total Gross Expenses before reductions	40,469
Less Expenses reduced by the Advisor	(9,154)

Total Net Expenses	31,315

Net Investment Income/(Loss)	1,738

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(181,735)
Change in net unrealized appreciation (depreciation) on investments	172,470

Net Realized and Unrealized Gains (Losses) on Investments	(9,265)

Change in Net Assets Resulting from Operations	$(7,527)

See accompanying notes to the financial statements.

55

PROFUNDS VP

ProFund VP Consumer Non-Cyclical

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$1,738	$15,503
Net realized gains (losses) on investments	(181,735)	(1,925,251)
Change in net unrealized appreciation (depreciation) on investments	172,470	276,712

Change in net assets resulting from operations	(7,527)	(1,633,036)

Capital Transactions:
Proceeds from shares issued	20,295,827	93,043,640
Cost of shares redeemed	(20,735,249)	(86,458,958)

Change in net assets resulting from capital transactions	(439,422)	6,584,682

Change in net assets	(446,949)	4,951,646
Net Assets:
Beginning of period	4,951,646	—

End of period	$4,504,697	$4,951,646

Share Transactions:
Issued	823,488	3,450,934
Redeemed	(852,795)	(3,253,725)

Change in shares	(29,307)	197,209

(a)	Commencement of operations

See accompanying notes to the financial statements.

56

PROFUNDS VP

ProFund VP Consumer Non-Cyclical

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$25.11		$30.00

Investment Activities:
Net investment income/(loss)	0.01	(b)	0.04	(b)
Net realized and unrealized gains (losses) on investments	1.71	(c)	(4.93)

Total income/(loss) from investment activities	1.72		(4.89)

Net Asset Value, End of Period	$26.83		$25.11

Total Return	6.85	%(d)	(16.30	)%(d)
Ratios/Supplemental Data:
Net assets, end of period	$4,504,697		$4,951,646
Ratio of net expenses to average net assets	1.97	%(e)	1.98	%(e)
Ratio of net investment income/(loss) to average net assets	0.11	%(e)	0.22	%(e)
Ratio of gross expenses to average net assets	2.55	%(e)	2.10	%(e)
Portfolio turnover(f)	650%		1,057%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

57

PROFUNDS VP ProFund VP Energy (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (83.9%)

	Shares	Value
Amerada Hess Corp.	1,240	$60,983
Anadarko Petroleum Corp.	3,968	176,457
Apache Corp.	2,479	161,284
Arch Coal, Inc.	868	19,946
Atwood Oceanics, Inc.*	124	3,367
Baker Hughes, Inc.	5,332	178,995
BJ Services Co.*	2,480	92,653
Burlington Resources, Inc.	3,224	174,322
Cabot Oil & Gas Corp.	496	13,695
Chesapeake Energy Corp.	2,976	30,058
ChevronTexaco Corp.	16,988	1,226,535
Cimarex Energy Co.*	620	14,725
ConocoPhillips	10,788	591,182
Cooper Cameron Corp.*	744	37,483
Core Laboratories N.V.*	496	5,357
Devon Energy Corp.	3,100	165,540
Diamond Offshore Drilling, Inc.	992	20,822
El Paso Corp.	9,548	77,148
Ensco International, Inc.	2,356	63,376
EOG Resources, Inc.	1,860	77,822
Evergreen Resources, Inc.*	248	13,469
Exxon Mobil Corp.	62,516	2,244,951
FMC Technologies, Inc.*	992	20,882
Forest Oil Corp.*	620	15,574
Global Industries, Ltd.*	1,116	5,379
GlobalSantaFe Corp.	2,976	69,460
Grant Prideco, Inc.*	1,736	20,398
Grey Wolf, Inc.*	2,852	11,522
Halliburton Co.	6,944	159,712
Hanover Compressor Co.*	868	9,808
Helmerich & Payne, Inc.	744	21,725
Input/Output, Inc.*	744	4,003
Kerr-McGee Corp.	1,612	72,218
Key Energy Group*	1,984	21,268
Kinder Morgan, Inc.	1,488	81,319
Lone Star Technologies, Inc.*	372	7,879
Marathon Oil Corp.	4,960	130,696
Massey Energy Co.	1,240	16,306
Maverick Tube Corp.*	620	11,873
McDermott International, Inc.*	868	5,494
Murphy Oil Corp.	1,364	71,746
Nabors Industries, Ltd.*	2,108	83,371
National-Oilwell, Inc.*	1,364	30,008
Newfield Exploration Co.*	868	32,593
Newpark Resources, Inc.*	1,240	6,795
Noble Corp.*	2,108	72,304
Noble Energy, Inc.	868	32,810
Occidental Petroleum Corp.	5,952	199,690
Oceaneering International, Inc.*	372	9,505
Offshore Logistics, Inc.*	372	8,091
Parker Drilling Co.*	1,488	4,330
Patina Oil & Gas Corp.	372	11,960
Patterson-UTI Energy, Inc.*	1,240	40,176
Peabody Energy Corp.	496	16,661
Pioneer Natural Resources Co.*	1,860	48,546
Pogo Producing Co.	868	37,107
Premor, Inc.*	620	13,361
Pride International, Inc.*	1,860	35,005
Rowan Cos., Inc.*	1,488	33,331
Schlumberger, Ltd.	9,176	436,502

Common Stocks, continued

	Shares	Value
SEACOR SMIT, Inc.*	372	$13,574
Smith International, Inc.*	1,612	59,225
Stone Energy Corp.*	372	15,594
Sunoco, Inc.	1,240	46,798
Superior Energy Services, Inc.*	992	9,404
Tesoro Petroleum Corp.*	992	6,825
Tidewater, Inc.	744	21,851
Tom Brown, Inc.*	496	13,784
Transocean Sedco Forex, Inc.	5,084	111,695
Unit Corp.*	744	15,557
Unocal Corp.	4,092	117,399
Valero Energy Corp.	1,860	67,574
Varco International, Inc.*	1,488	29,165
Veritas DGC, Inc.*	496	5,704
Vintage Petroleum, Inc.	868	9,791
Weatherford International, Ltd.*	1,860	77,934
Western Gas Resources, Inc.	372	14,731
Williams Cos., Inc.	8,184	64,654
XTO Energy, Inc.	2,976	59,847

TOTAL COMMON STOCKS		8,120,684

Federal Home Loan Bank (0.7%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$63,000	62,999

TOTAL FEDERAL HOME LOAN BANK		62,999

TOTAL INVESTMENTS (Cost $6,753,601)(a)—84.6%		8,183,683
Net other assets (liabilities)—15.4%		1,485,699

NET ASSETS—100.0%		$9,669,382

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$1,432,723
Unrealized depreciation	(2,641)

Net unrealized appreciation/depreciation	$1,430,082

See accompanying notes to the financial statements.

58

PROFUNDS VP

ProFund VP Energy

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $6,753,601)	$8,183,683
Dividends and interest receivable	7,460
Receivable for investments sold	2,674,400
Receivable for capital shares issued	412
Prepaid expenses	471

Total Assets	10,866,426

Liabilities:
Cash overdraft	356
Payable for capital shares redeemed	1,166,201
Advisory fees payable	7,144
Management services fees payable	1,429
Administration fees payable	552
Administrative services fees payable	5,796
Distribution fees payable	2,898
Other accrued expenses	12,668

Total Liabilities	1,197,044

Net Assets	$9,669,382

Net Assets consist of:
Capital	$20,727,006
Accumulated net investment income/(loss)	(12,275)
Accumulated net realized gains (losses) on investments	(12,475,431)
Net unrealized appreciation/depreciation on investments	1,430,082

Net Assets	$9,669,382

Shares of Beneficial Interest Outstanding	390,325

Net Asset Value (offering and redemption price per share)	$24.77

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$112,348
Interest	190

Total Investment Income	112,538

Expenses:
Advisory fees	47,414
Management services fees	9,483
Administration fees	2,935
Administrative services fees	31,619
Distribution fees	15,805
Custody fees	9,200
Fund accounting fees	6,625
Transfer agent fees	6,249
Other fees	8,707

Total Gross Expenses before reductions	138,037
Less Expenses reduced by the Advisor	(13,224)

Total Net Expenses	124,813

Net Investment Income/(Loss)	(12,275)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(319,296)
Change in net unrealized appreciation (depreciation) on investments	623,622

Net Realized and Unrealized Gains (Losses) on Investments	304,326

Change in Net Assets Resulting from Operations	$292,051

See accompanying notes to the financial statements.

59

PROFUNDS VP

ProFund VP Energy

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(12,275)	$(35,169)
Net realized gains (losses) on investments and swap agreements	(319,296)	(4,572,369)
Change in net unrealized appreciation (depreciation) on investments	623,622	(74,363)

Change in net assets resulting from operations	292,051	(4,681,901)

Capital Transactions:
Proceeds from shares issued	69,984,889	218,037,705
Cost of shares redeemed	(79,890,857)	(218,079,217)

Change in net assets resulting from capital transactions	(9,905,968)	(41,512)

Change in net assets	(9,613,917)	(4,723,413)
Net Assets:
Beginning of period	19,283,299	24,006,712

End of period	$9,669,382	$19,283,299

Share Transactions:
Issued	2,954,877	8,214,904
Redeemed	(3,396,747)	(8,242,223)

Change in shares	(441,870)	(27,319)

See accompanying notes to the financial statements.

60

PROFUNDS VP

ProFund VP Energy

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$23.17		$27.93		$30.00

Investment Activities:
Net investment income/(loss)	(0.02	)(b)	(0.05	)(b)	—	(b), (c)
Net realized and unrealized gains (losses) on investments and swap agreements	1.62		(4.71)		(2.07)

Total income/(loss) from investment activities	1.60		(4.76)		(2.07)

Net Asset Value, End of Period	$24.77		$23.17		$27.93

Total Return	6.91	%(d)	(17.04)%		(6.90	)%(d)
Ratios/Supplemental Data:
Net assets, end of period	$9,669,382		$19,283,299		$24,006,712
Ratio of net expenses to average net assets	1.97	%(e)	1.98%		2.05	%(e)
Ratio of net investment income/(loss) to average net assets	(0.19	)%(e)	(0.18)%		(0.01	)%(e)
Ratio of gross expenses to average net assets	2.18	%(e)	2.16%		2.05	%(e)
Portfolio turnover(f)	690%		1,632%		1,169%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

61

PROFUNDS VP ProFund VP Financial (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.3%)

	Shares	Value
ACE, Ltd.	1,562	$53,561
AFLAC, Inc.	3,124	96,063
Allstate Corp.	5,538	197,430
Ambac Financial Group, Inc.	1,136	75,260
American Express Co.	8,378	350,284
American International Group, Inc.	16,472	908,924
AmSouth Bancorp	3,124	68,228
AON Corp.	3,408	82,065
Archstone-Smith Trust	3,834	92,016
Bank of America Corp.	9,656	763,113
Bank of New York Co., Inc.	5,822	167,383
Bank One Corp.	7,810	290,376
Banknorth Group, Inc.	2,130	54,358
BB&T Corp.	3,408	116,894
Bear Stearns Cos., Inc.	710	51,418
Boston Properties, Inc.	2,414	105,733
Capital One Financial Corp.	1,420	69,836
Charter One Financial, Inc.	994	30,993
Chubb Corp.	1,136	68,160
Cincinnati Financial Corp.	1,988	73,735
CIT Group, Inc.	2,414	59,505
Citigroup, Inc.	33,086	1,416,080
CNA Financial Corp.*	1,704	41,918
Comerica, Inc.	1,704	79,236
Compass Bancshares, Inc.	1,278	44,641
Countrywide Credit Industries, Inc.	994	69,153
Equity Office Properties Trust	4,544	122,733
Equity Residential Properties Trust	3,550	92,123
Everest Re Group, Ltd.	426	32,589
Fannie Mae	6,248	421,365
Fifth Third Bancorp	3,550	203,557
First Tennessee National Corp.	852	37,411
Fleet Boston Financial Corp.	7,384	219,379
Franklin Resources, Inc.	1,562	61,027
Freddie Mac	4,544	230,699
General Growth Properties, Inc.	1,846	115,264
Golden West Financial Corp.	1,562	124,976
Goldman Sachs Group, Inc.	3,408	285,420
GreenPoint Financial Corp.	1,562	79,568
Hartford Financial Services Group, Inc.	1,988	100,116
Hudson City Bancorp, Inc.	3,124	79,881
Huntington Bancshares, Inc.	2,414	47,121
J.P. Morgan Chase & Co.	12,780	436,820
Jefferson-Pilot Corp.	1,988	82,422
John Hancock Financial Services, Inc.	2,130	65,455
KeyCorp	3,976	100,474
Kimco Realty Corp.	1,704	64,582
Legg Mason, Inc.	710	46,115
Lincoln National Corp.	1,136	40,476
Loews Corp.	1,420	67,152
M&T Bank Corp.	994	83,715
Marsh & McLennan Cos., Inc.	3,976	203,054
Marshall & Ilsley Corp.	1,846	56,451
MBIA, Inc.	1,136	55,380
MBNA Corp.	8,378	174,598
Mellon Financial Corp.	3,550	98,513
Merrill Lynch & Co., Inc.	6,106	285,028
MetLife, Inc.	4,686	132,708
MGIC Investment Corp.	710	33,114
Morgan Stanley Dean Witter & Co.	6,816	291,384

Common Stocks, continued

	Shares	Value
National City Corp.	3,976	$130,055
National Commerce Financial Corp.	1,420	31,510
North Fork Bancorp, Inc.	1,988	67,711
Northern Trust Corp.	1,988	83,079
Old Republic International Corp.	1,278	43,797
Plum Creek Timber Co., Inc.	2,840	73,698
PNC Financial Services Group	1,988	97,034
Popular, Inc.	2,840	109,596
Principal Financial Group, Inc.	1,988	64,113
Progressive Corp.	1,278	93,422
Prologis Trust	3,124	85,285
Prudential Financial, Inc.	3,692	124,236
Public Storage, Inc.	1,278	43,286
Regions Financial Corp.	994	33,577
SAFECO Corp.	1,562	55,107
Schwab (Charles) Corp.	8,520	85,967
Simon Property Group, Inc.	2,840	110,845
SLM Corp.	3,834	150,178
SouthTrust Corp.	3,408	92,698
Sovereign Bancorp, Inc.	4,118	64,447
St. Paul Companies, Inc.	1,420	51,844
State Street Corp.	2,556	100,706
SunTrust Banks, Inc.	1,988	117,968
Synovus Financial Corp.	2,130	45,795
T. Rowe Price Group, Inc.	568	21,442
Torchmark Corp.	994	37,027
Total System Services, Inc.	2,272	50,666
Travelers Property Casualty Corp.—Class A	4,260	67,734
Travelers Property Casualty Corp.—Class B	4,686	73,898
U.S. Bancorp	12,780	313,110
Union Planters Corp.	2,130	66,094
UnionBanCal Corp.	1,846	76,369
UnumProvident Corp.	1,846	24,755
Vornado Realty Trust	1,846	80,486
Wachovia Corp.	8,946	357,482
Washington Mutual, Inc.	6,390	263,906
Wells Fargo & Co.	11,218	565,386
XL Capital, Ltd.—Class A	852	70,716
Zions Bancorp	994	50,306

TOTAL COMMON STOCKS		14,072,364

See accompanying notes to the financial statements.

62

PROFUNDS VP ProFund VP Financial (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Home Loan Bank (0.3%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$42,000	$41,999

TOTAL FEDERAL HOME LOAN BANK		41,999

TOTAL INVESTMENTS (Cost $11,765,420)(a)—99.6%		14,114,363
Net other assets (liabilities)—0.4%		50,110

NET ASSETS—100.0%		$14,164,473

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$2,382,515
Unrealized depreciation	(33,572)

Net unrealized appreciation/depreciation	$2,348,943

See accompanying notes to the financial statements.

63

PROFUNDS VP

ProFund VP Financial

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $11,765,420)	$14,114,363
Cash	139
Dividends and interest receivable	25,114
Receivable for capital shares issued	1,741,397
Prepaid expenses	442

Total Assets	15,881,455

Liabilities:
Payable for investments purchased	1,685,124
Payable for capital shares redeemed	22
Advisory fees payable	7,163
Management services fees payable	1,432
Administration fees payable	572
Administrative services fees payable	5,401
Distribution fees payable	3,757
Other accrued expenses	13,511

Total Liabilities	1,716,982

Net Assets	$14,164,473

Net Assets consist of:
Capital	$18,600,087
Accumulated net investment income/(loss)	61,034
Accumulated net realized gains (losses) on investments	(6,845,591)
Net unrealized appreciation/depreciation on investments	2,348,943

Net Assets	$14,164,473

Shares of Beneficial Interest Outstanding	534,129

Net Asset Value (offering and redemption price per share)	$26.52

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$167,139
Interest	159

Total Investment Income	167,298

Expenses:
Advisory fees	56,517
Management services fees	11,304
Administration fees	3,401
Administrative services fees	34,472
Distribution fees	18,839
Custody fees	12,347
Fund accounting fees	6,669
Transfer agent fees	6,241
Other fees	12,316

Total Gross Expenses before reductions	162,106
Less Expenses reduced by the Advisor	(13,316)

Total Net Expenses	148,790

Net Investment Income/(Loss)	18,508

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	800,110
Change in net unrealized appreciation (depreciation) on investments	1,208,847

Net Realized and Unrealized Gains (Losses) on Investments	2,008,957

Change in Net Assets Resulting from Operations	$2,027,465

See accompanying notes to the financial statements.

64

PROFUNDS VP

ProFund VP Financial

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$18,508	$53,577
Net realized gains (losses) on investments	800,110	(5,839,251)
Change in net unrealized appreciation (depreciation) on investments	1,208,847	(258,523)

Change in net assets resulting from operations	2,027,465	(6,044,197)

Capital Transactions:
Proceeds from shares issued	60,161,294	254,024,533
Cost of shares redeemed	(59,921,956)	(256,171,559)

Change in net assets resulting from capital transactions	239,338	(2,147,026)

Change in net assets	2,266,803	(8,191,223)
Net Assets:
Beginning of period	11,897,670	20,088,893

End of period	$14,164,473	$11,897,670

Share Transactions:
Issued	2,466,808	9,428,129
Redeemed	(2,431,630)	(9,646,177)

Change in shares	35,178	(218,048)

See accompanying notes to the financial statements.

65

PROFUNDS VP

ProFund VP Financial

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002	For the period January 22, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$23.85		$28.02	$30.00

Investment Activities:
Net investment income/(loss)	0.03	(b)	0.06 (b)	0.04	(b)
Net realized and unrealized gains (losses) on investments	2.64		(4.23)	(2.02)

Total income/(loss) from investment activities	2.67		(4.17)	(1.98)

Net Asset Value, End of Period	$26.52		$23.85	$28.02

Total Return	11.19	%(c)	(14.88)%	(6.60	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$14,164,473		$11,897,670	$20,088,893
Ratio of net expenses to average net assets	1.97	%(d)	1.98%	2.10	%(d)
Ratio of net investment income/(loss) to average net assets	0.25	%(d)	0.22%	0.16	%(d)
Ratio of gross expenses to average net assets	2.15	%(d)	2.14%	2.10	%(d)
Portfolio turnover(e)	431%		1,341%	1,330%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

66

PROFUNDS VP ProFund VP Healthcare (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.7%)

	Shares	Value
Abbott Laboratories	41,496	$1,815,865
AdvancePCS*	1,824	69,732
Aetna, Inc.	4,104	247,061
Affymetrix, Inc.*	1,824	35,951
Alcon, Inc.	8,208	375,106
Allergan, Inc.	3,648	281,261
Amgen, Inc.*	34,200	2,272,248
Amylin Pharmaceuticals, Inc.*	3,648	79,855
Andrx Group*	1,824	36,298
Anthem, Inc.*	3,648	281,443
Apogent Technologies, Inc.*	3,192	63,840
Applera Corp.—Applied Biosystems Group	6,384	121,488
Apria Healthcare Group, Inc.*	2,736	68,072
Bard (C.R.), Inc.	1,368	97,552
Barr Laboratories, Inc.*	1,824	119,472
Bausch & Lomb, Inc.	1,824	68,400
Baxter International, Inc.	15,960	414,960
Beckman Coulter, Inc.	1,368	55,596
Becton, Dickinson & Co.	6,840	265,734
Biogen, Inc.*	4,560	173,280
Biomet, Inc.	7,296	209,103
Boston Scientific Corp.*	10,944	668,678
Bristol-Myers Squibb Co.	51,984	1,411,366
Caremark Rx, Inc.*	7,296	187,361
Celgene Corp.*	3,192	97,037
Cephalon, Inc.*	2,280	93,845
Charles River Laboratories International, Inc.*	1,824	58,696
Chiron Corp.*	6,384	279,108
CIGNA Corp.	4,104	192,642
Community Health Systems*	3,648	70,370
Coventry Health Care, Inc.*	1,824	84,196
CYTYC Corp.*	3,648	38,377
DaVita, Inc.*	1,368	36,635
DENTSPLY International, Inc.	2,280	93,252
Edwards Lifesciences Corp.*	1,824	58,623
Eli Lilly & Co.	30,096	2,075,721
Express Scripts, Inc.—Class A*	2,736	186,924
First Health Group Corp.*	2,736	75,513
Fisher Scientific International, Inc.*	2,280	79,572
Forest Laboratories, Inc.*	9,576	524,286
Genentech, Inc.*	14,136	1,019,488
Genzyme Corp.—General Division*	5,928	247,790
Gilead Sciences, Inc.*	5,472	304,134
Guidant Corp.	8,208	364,353
HCA, Inc.	13,680	438,306
Health Management Associates, Inc.—Class A	6,384	117,785
Health Net, Inc.*	4,104	135,227
Hillenbrand Industries, Inc.	1,368	69,016
Human Genome Sciences, Inc.*	5,016	63,804
Humana, Inc.*	5,016	75,742
ICN Pharmaceuticals, Inc.	2,280	38,213
ICOS Corp.*	1,824	67,032
IDEC Pharmaceuticals Corp.*	4,560	155,040
ImClone Systems, Inc.*	2,280	72,094
IMS Health, Inc.	7,752	139,458
Invitrogen Corp.*	2,280	87,484
IVAX Corp.*	5,472	97,675

Common Stocks, continued

	Shares	Value
Johnson & Johnson	78,888	$4,078,510
King Pharmaceuticals, Inc.*	6,840	100,958
Laboratory Corp. of America Holdings*	4,104	123,736
Lincare Holdings, Inc.*	3,648	114,948
Manor Care, Inc.*	2,280	57,023
Medicis Pharmaceutical Corp.*	912	51,710
MedImmune, Inc.*	7,296	265,356
Medtronic, Inc.	32,832	1,574,951
Merck & Co., Inc.	60,192	3,644,625
Mid Atlantic Medical Services, Inc.*	1,368	71,546
Millennium Pharmaceuticals, Inc.*	9,120	143,458
Monsanto Co.	7,752	167,753
Mylan Laboratories, Inc.	5,472	190,261
Neurocrine Biosciences, Inc.*	1,368	68,318
Omnicare, Inc.	2,280	77,041
Oxford Health Plans, Inc.*	2,736	114,994
PacifiCare Health Systems, Inc.*	912	44,989
Patterson Dental Co.*	2,280	103,466
Pfizer, Inc.	212,040	7,241,165
Pharmaceutical Product Development, Inc.*	1,824	52,404
Pharmaceutical Resources, Inc.*	912	44,378
Protein Design Labs, Inc.*	3,192	44,624
Quest Diagnostics, Inc.*	3,192	203,650
Quintiles Transnational Corp.*	2,736	38,824
Renal Care Group, Inc.*	2,736	96,335
ResMed, Inc.*	912	35,750
Respironics, Inc.*	1,368	51,327
Schering-Plough Corp.	40,128	746,381
Sepracor, Inc.*	3,192	57,552
SICOR, Inc.*	3,192	64,925
St. Jude Medical, Inc.*	5,016	288,420
STERIS Corp.*	1,824	42,116
Stryker Corp.	5,016	347,960
Taro Pharmaceutical Industries, Ltd.*	912	50,051
Tenet Healthcare Corp.*	13,224	154,060
Triad Hospitals, Inc.*	2,280	56,590
UnitedHealth Group, Inc.	8,208	412,451
Universal Health Services, Inc.—Class B*	1,824	72,267
Varian Medical Systems, Inc.*	2,280	131,260
Watson Pharmaceuticals, Inc.*	2,736	110,452
Wellpoint Health Networks, Inc.*	4,104	345,967
Wyeth	35,568	1,620,122
Zimmer Holdings, Inc.*	5,016	225,971

TOTAL COMMON STOCKS		40,485,805

TOTAL INVESTMENTS (Cost $37,650,757)(a)—99.7%		40,485,805
Net other assets (liabilities)—0.3%		104,325

NET ASSETS—100.0%		$40,590,130

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$3,543,707
Unrealized depreciation	(708,659)

Net unrealized appreciation/depreciation	$2,835,048

See accompanying notes to the financial statements.

67

PROFUNDS VP

ProFund VP Healthcare

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $37,650,757)	$40,485,805
Dividends and interest receivable	10,100
Receivable for capital shares issued	4,829,533
Prepaid expenses	550

Total Assets	45,325,988

Liabilities:
Cash overdraft	154,530
Payable for investments purchased	4,528,901
Payable for capital shares redeemed	75
Advisory fees payable	14,479
Management services fees payable	2,896
Administration fees payable	996
Administrative services fees payable	9,621
Distribution fees payable	6,041
Other accrued expenses	18,319

Total Liabilities	4,735,858

Net Assets	$40,590,130

Net Assets consist of:
Capital	$49,144,782
Accumulated net investment income/(loss)	(64,345)
Accumulated net realized gains (losses) on investments	(11,325,355)
Net unrealized appreciation/depreciation on investments	2,835,048

Net Assets	$40,590,130

Shares of Beneficial Interest Outstanding	1,653,592

Net Asset Value (offering and redemption price per share)	$24.55

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$100,893
Interest	302

Total Investment Income	101,195

Expenses:
Advisory fees	63,085
Management services fees	12,617
Administration fees	6,062
Administrative services fees	38,054
Distribution fees	21,029
Custody fees	10,661
Fund accounting fees	8,148
Transfer agent fees	7,047
Other fees	11,632

Total Gross Expenses before reductions	178,335
Less Expenses reduced by the Advisor	(12,795)

Total Net Expenses	165,540

Net Investment Income/(Loss)	(64,345)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(775,768)
Change in net unrealized appreciation (depreciation) on investments	1,172,139

Net Realized and Unrealized Gains (Losses) on Investments	396,371

Change in Net Assets Resulting from Operations	$332,026

See accompanying notes to the financial statements.

68

PROFUNDS VP

ProFund VP Healthcare

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(64,345)	$(119,837)
Net realized gains (losses) on investments	(775,768)	(5,407,466)
Change in net unrealized appreciation (depreciation) on investments	1,172,139	(4,248)

Change in net assets resulting from operations	332,026	(5,531,551)

Capital Transactions:
Proceeds from shares issued	98,848,665	162,519,407
Cost of shares redeemed	(73,213,039)	(175,592,623)

Change in net assets resulting from capital transactions	25,635,626	(13,073,216)

Change in net assets	25,967,652	(18,604,767)
Net Assets:
Beginning of period	14,622,478	33,227,245

End of period	$40,590,130	$14,622,478

Share Transactions:
Issued	4,256,986	6,734,915
Redeemed	(3,268,755)	(7,238,169)

Change in shares	988,231	(503,254)

See accompanying notes to the financial statements.

69

PROFUNDS VP

ProFund VP Healthcare

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the year ended December 31, 2002		For the period January 23, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$21.98		$28.43		$30.00

Investment Activities:
Net investment income/(loss)	(0.09	)(b)	(0.13	)(b)	(0.30	)(b)
Net realized and unrealized gains (losses) on investments	2.66		(6.32)		(1.27)

Total income/(loss) from investment activities	2.57		(6.45)		(1.57)

Net Asset Value, End of Period	$24.55		$21.98		$28.43

Total Return	11.69	%(c)	(22.69)%		(5.23	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$40,590,130		$14,622,478		$33,227,245
Ratio of net expenses to average net assets	1.97	%(d)	1.98%		2.06	%(d)
Ratio of net investment income/(loss) to average net assets	(0.76	)%(d)	(0.54)%		(1.10	)%(d)
Ratio of gross expenses to average net assets	2.12	%(d)	2.14%		2.06	%(d)
Portfolio turnover(e)	408%		897%		1,032%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

70

PROFUNDS VP ProFund VP Industrial (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (100.1%)

	Shares	Value
3M Co.	475	$61,266
Accenture, Ltd.—Class A*	494	8,936
Agilent Technologies, Inc.*	608	11,887
ALLETE, Inc.	228	6,053
Alliant Techsystems, Inc.*	57	2,959
Allied Waste Industries, Inc.*	304	3,055
American Power Conversion Corp.*	323	5,036
American Standard Cos.*	114	8,428
Automatic Data Processing, Inc.	741	25,090
AVX Corp.	456	5,011
Ball Corp.	95	4,323
Bemis Co., Inc.	190	8,893
Boeing Co.	950	32,604
Burlington Northern Santa Fe Corp.	551	15,670
C.H. Robinson Worldwide, Inc.	190	6,756
Caterpillar, Inc.	418	23,266
Ceridian Corp.*	209	3,547
CheckFree Holdings Corp.*	114	3,174
Choicepoint, Inc.*	114	3,935
Cintas Corp.	228	8,080
Concord EFS, Inc.*	608	8,950
Convergys Corp.*	228	3,648
Cooper Industries, Ltd.—Class A	171	7,062
CSX Corp.	304	9,147
Danaher Corp.	228	15,515
Deere & Co.	304	13,893
Deluxe Corp.	114	5,107
Diebold, Inc.	209	9,039
Donnelley (R.R.) & Sons Co.	190	4,967
Dover Corp.	304	9,108
DST Systems, Inc.*	152	5,776
Dun & Bradstreet Corp.*	114	4,685
Eaton Corp.	114	8,962
Emerson Electric Co.	532	27,185
Equifax, Inc.	171	4,446
Expeditors International of Washington, Inc.	152	5,265
Fair, Isaac & Co., Inc.	95	4,888
FedEx Corp.	380	23,572
First Data Corp.	874	36,220
Fiserv, Inc.*	209	7,442
Fluor Corp.	133	4,474
Garmin, Ltd.*	152	6,060
General Dynamics Corp.	247	17,908
General Electric Co.	11,590	332,400
Getty Images, Inc.*	95	3,924
Goodrich Corp.	171	3,591
Grainger (W.W.), Inc.	190	8,884
Honeywell International, Inc.	1,045	28,058
Illinois Tool Works, Inc.	380	25,023
Ingersoll-Rand Co.—Class A	209	9,890
Integrated Circuit Systems, Inc.*	95	2,986
Iron Mountain, Inc.*	133	4,933
ITT Industries, Inc.	133	8,706
Jabil Circuit, Inc.*	304	6,718
Jacobs Engineering Group, Inc.*	114	4,805
L-3 Communications Holdings, Inc.*	114	4,958
Lafarge North America, Inc.	114	3,523
Lockheed Martin Corp.	532	25,307
Manpower, Inc.	133	4,933

Common Stocks, continued

	Shares	Value
Masco Corp.	627	$14,953
Millipore Corp.*	95	4,215
Molex, Inc.	171	4,615
Molex, Inc.—Class A	152	3,523
Monster Worldwide, Inc.*	133	2,624
Moody’s Corp.	190	10,015
National Instruments Corp.*	95	3,589
Navistar International Corp.*	76	2,480
Norfolk Southern Corp.	532	10,214
Northrop Grumman Corp.	228	19,674
PACCAR, Inc.	152	10,269
Pactiv Corp.*	228	4,494
Pall Corp.	171	3,848
Parker Hannifin Corp.	171	7,180
Paychex, Inc.	494	14,480
Pentair, Inc.	76	2,969
Raytheon Co.	513	16,847
Republic Services, Inc.*	285	6,461
Robert Half International, Inc.*	209	3,958
Rockwell International Corp.	285	6,794
Sabre Holdings Corp.	190	4,684
Sanmina-SCI Corp.*	722	4,556
Sealed Air Corp.*	152	7,244
Sherwin-Williams Co.	266	7,150
Smurfit-Stone Container Corp.*	342	4,456
Solectron Corp.*	1,121	4,193
Sonoco Products Co.	209	5,020
SPX Corp.*	133	5,860
Symbol Technologies, Inc.	323	4,202
Temple-Inland, Inc.	76	3,261
Textron, Inc.	171	6,672
Thermo Electron Corp.*	190	3,994
Tyco International, Ltd.	2,318	43,996
Union Pacific Corp.	342	19,843
United Parcel Service, Inc.—Class B	627	39,941
United Technologies Corp.	551	39,027
Viad Corp.	95	2,127
Vishay Intertechnology, Inc.*	380	5,016
Vulcan Materials Co.	209	7,748
Waste Management, Inc.	760	18,309
Waters Corp.*	209	6,088

TOTAL COMMON STOCKS		1,366,516

TOTAL INVESTMENTS (Cost $1,120,085)(a)—100.1%		1,366,516
Net other assets (liabilities)—(0.1)%		(1,911)

NET ASSETS—100.0%		$1,364,605

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$248,446
Unrealized depreciation	(2,015)

Net unrealized appreciation/depreciation	$246,431

See accompanying notes to the financial statements.

71

PROFUNDS VP

ProFund VP Industrial

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $1,120,085)	$1,366,516
Dividends and interest receivable	11,163
Receivable for investments sold	4,601,486
Prepaid expenses	53

Total Assets	5,979,218

Liabilities:
Cash overdraft	80,452
Payable for capital shares redeemed	4,524,320
Advisory fees payable	1,842
Management services fees payable	368
Administration fees payable	147
Administrative services fees payable	1,547
Distribution fees payable	773
Other accrued expenses	5,164

Total Liabilities	4,614,613

Net Assets	$1,364,605

Net Assets consist of:
Capital	$1,970,681
Accumulated net investment income/(loss)	2,078
Accumulated net realized gains (losses) on investments	(854,585)
Net unrealized appreciation/depreciation on investments	246,431

Net Assets	$1,364,605

Shares of Beneficial Interest Outstanding	52,566

Net Asset Value (offering and redemption price per share)	$25.96

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$19,446
Interest	52

Total Investment Income	19,498

Expenses:
Advisory fees	6,616
Management services fees	1,323
Administration fees	381
Administrative services fees	4,413
Distribution fees	2,205
Custody fees	5,321
Fund accounting fees	1,305
Transfer agent fees	1,159
Other fees	1,319

Total Gross Expenses before reductions	24,042
Less Expenses reduced by the Advisor	(6,622)

Total Net Expenses	17,420

Net Investment Income/(Loss)	2,078

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(262,075)
Change in net unrealized appreciation (depreciation) on investments	171,986

Net Realized and Unrealized Gains (Losses) on Investments	(90,089)

Change in Net Assets Resulting from Operations	$(88,011)

See accompanying notes to the financial statements.

72

PROFUNDS VP

ProFund VP Industrial

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$2,078	$(701)
Net realized gains (losses) on investments	(262,075)	(592,510)
Change in net unrealized appreciation (depreciation) on investments	171,986	74,445

Change in net assets resulting from operations	(88,011)	(518,766)

Capital Transactions:
Proceeds from shares issued	14,307,775	17,267,005
Cost of shares redeemed	(13,989,488)	(15,613,910)

Change in net assets resulting from capital transactions	318,287	1,653,095

Change in net assets	230,276	1,134,329
Net Assets:
Beginning of period	1,134,329	—

End of period	$1,364,605	$1,134,329

Share Transactions:
Issued	586,972	652,148
Redeemed	(581,563)	(604,991)

Change in shares	5,409	47,157

(a)	Commencement of operations

See accompanying notes to the financial statements.

73

PROFUNDS VP

ProFund VP Industrial

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$24.05		$30.00

Investment Activities:
Net investment income/(loss)	0.03	(b)	(0.01	)(b)
Net realized and unrealized gains (losses) on investments	1.88	(c)	(5.94)

Total income/(loss) from investment activities	1.91		(5.95)

Net Asset Value, End of Period	$25.96		$24.05

Total Return	7.94	%(d)	(19.83	)%(d)
Ratios/Supplemental Data:
Net assets, end of period	$1,364,605		$1,134,329
Ratio of net expenses to average net assets	1.98	%(e)	1.98	%(e)
Ratio of net investment income/(loss) to average net assets	0.24	%(e)	(0.08	)%(e)
Ratio of gross expenses to average net assets	2.73	%(e)	2.65	%(e)
Portfolio turnover(f)	1,095%		906%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

74

PROFUNDS VP ProFund VP Pharmaceuticals (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (70.7%)

	Shares	Value
Allergan, Inc.	2,145	$165,380
Alpharma, Inc.	660	14,256
Andrx Group*	1,155	22,985
Barr Laboratories, Inc.*	990	64,845
Bristol-Myers Squibb Co.	21,185	575,172
Cephalon, Inc.*	825	33,957
Eli Lilly & Co.	8,745	603,142
Forest Laboratories, Inc.*	5,775	316,181
ICN Pharmaceuticals, Inc.	1,320	22,123
IVAX Corp.*	2,475	44,179
Johnson & Johnson	47,685	2,465,315
King Pharmaceuticals, Inc.*	3,795	56,014
Medicis Pharmaceutical Corp.*	495	28,067
Merck & Co., Inc.	9,470	573,408
Mylan Laboratories, Inc.	2,970	103,267
Nektar Therapeutics*	825	7,614
Noven Pharmaceuticals, Inc.*	330	3,379
NPS Pharmaceuticals, Inc.*	495	12,048
Perrigo Co.	990	15,484
Pfizer, Inc.	90,420	3,087,842
Pharmaceutical Resources, Inc.*	495	24,087
PRAECIS Pharmaceuticals, Inc.*	825	4,043
SangStat Medical Corp.*	495	6,480
Schering-Plough Corp.	23,595	438,867
Sepracor, Inc.*	1,320	23,800
SICOR, Inc.*	1,320	26,849
Taro Pharmaceutical Industries, Ltd.*	495	27,166
Watson Pharmaceuticals, Inc.*	1,650	66,611
Wyeth	12,985	591,466

TOTAL COMMON STOCKS		9,424,027

Federal Home Loan Bank (0.2%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$32,000	32,000

TOTAL FEDERAL HOME LOAN BANK		32,000

TOTAL INVESTMENTS (Cost $9,095,042)(a)—70.9%		9,456,027
Net other assets (liabilities)—29.1%		3,889,724

NET ASSETS—100.0%		$13,345,751

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$599,878
Unrealized depreciation	(238,893)

Net unrealized appreciation/depreciation	$360,985

See accompanying notes to the financial statements.

75

PROFUNDS VP

ProFund VP Pharmaceuticals

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $9,095,042)	$9,456,027
Cash	348
Dividends and interest receivable	4,402
Receivable for investments sold	6,784,715
Prepaid expenses	107

Total Assets	16,245,599

Liabilities:
Payable for capital shares redeemed	2,878,074
Advisory fees payable	5,697
Management services fees payable	1,140
Administration fees payable	402
Administrative services fees payable	4,223
Distribution fees payable	2,157
Other accrued expenses	8,155

Total Liabilities	2,899,848

Net Assets	$13,345,751

Net Assets consist of:
Capital	$14,357,423
Accumulated net investment income/(loss)	(16,770)
Accumulated net realized gains (losses) on investments	(1,355,887)
Net unrealized appreciation/depreciation on investments	360,985

Net Assets	$13,345,751

Shares of Beneficial Interest Outstanding	480,319

Net Asset Value (offering and redemption price per share)	$27.79

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$45,386
Interest	146

Total Investment Income	45,532

Expenses:
Advisory fees	23,631
Management services fees	4,726
Administration fees	2,354
Administrative services fees	15,661
Distribution fees	7,877
Custody fees	4,271
Fund accounting fees	3,197
Transfer agent fees	2,909
Other fees	3,423

Total Gross Expenses before reductions	68,049
Less Expenses reduced by the Advisor	(5,747)

Total Net Expenses	62,302

Net Investment Income/(Loss)	(16,770)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(1,040,068)
Change in net unrealized appreciation (depreciation) on investments	104,395

Net Realized and Unrealized Gains (Losses) on Investments	(935,673)

Change in Net Assets Resulting from Operations	$(952,443)

See accompanying notes to the financial statements.

76

PROFUNDS VP

ProFund VP Pharmaceuticals

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(16,770)	$(652)
Net realized gains (losses) on investments and swap agreements	(1,040,068)	(315,532)
Change in net unrealized appreciation (depreciation) on investments	104,395	256,590

Change in net assets resulting from operations	(952,443)	(59,594)

Capital Transactions:
Proceeds from shares issued	62,488,249	77,460,128
Cost of shares redeemed	(51,604,258)	(73,986,331)

Change in net assets resulting from capital transactions	10,883,991	3,473,797

Change in net assets	9,931,548	3,414,203
Net Assets:
Beginning of period	3,414,203	—

End of period	$13,345,751	$3,414,203

Share Transactions:
Issued	2,311,737	2,995,765
Redeemed	(1,962,902)	(2,864,281)

Change in shares	348,835	131,484

(a)	Commencement of operations

See accompanying notes to the financial statements.

77

PROFUNDS VP

ProFund VP Pharmaceuticals

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$25.96		$30.00

Investment Activities:
Net investment income/(loss)	(0.07	)(b)	—	(b),(c)
Net realized and unrealized gains (losses) on investments and swap agreements	1.90	(d)	(4.04)

Total income/(loss) from investment activities	1.83		(4.04)

Net Asset Value, End of Period	$27.79		$25.96

Total Return	7.05	%(e)	(13.47	)%(e)
Ratios/Supplemental Data:
Net assets, end of period	$13,345,751		$3,414,203
Ratio of net expenses to average net assets	1.98	%(f)	1.98	%(f)
Ratio of net investment income/(loss) to average net assets	(0.53	)%(f)	(0.02	)%(f)
Ratio of gross expenses to average net assets	2.16	%(f)	2.12	%(f)
Portfolio turnover(g)	1,316%		1,709%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Amount is less than $0.005.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized
(f)	Annualized
(g)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

78

PROFUNDS VP ProFund VP Precious Metals (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (20.0%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$6,390,000	$6,389,911

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		6,389,911

Federal Home Loan Bank (20.0%)
Federal Home Loan Bank, 0.51%, 07/01/03	6,390,000	6,389,911

TOTAL FEDERAL HOME LOAN BANK		6,389,911

Federal National Mortgage Association (20.0%)
Federal National Mortgage Association, 0.51%, 07/01/03	6,390,000	6,389,912

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		6,389,912

Repurchase Agreements (39.8%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $6,389,142 (Collateralized by a Federal Home Loan Bank Security)	6,389,000	6,389,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with maturity value of $6,390,098 (Collateralized by U.S. Treasury Notes)	6,390,000	6,390,000

TOTAL REPURCHASE AGREEMENTS		12,779,000

TOTAL INVESTMENTS (Cost $31,949,000)(a)—99.8%		31,948,734
Net other assets (liabilities)—0.2%		77,456

NET ASSETS—100.0%		$32,026,190

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
Philadelphia Stock Exchange Gold and Silver Sector Index Swap Agreements expiring 08/25/03 (Underlying notional amount at value $32,074,806)	407,817	$208,290

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	(266)

Net unrealized appreciation/depreciation	$(266)

See accompanying notes to the financial statements.

79

PROFUNDS VP

ProFund VP Precious Metals

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $19,170,000)	$19,169,734
Repurchase agreements, at cost	12,779,000

Total Investments	31,948,734
Cash	1,699
Interest receivable	240
Unrealized appreciation on swap agreements	208,290
Prepaid expenses	792

Total Assets	32,159,755

Liabilities:
Payable for capital shares redeemed	77,936
Advisory fees payable	16,404
Management services fees payable	3,281
Administration fees payable	1,140
Administrative services fees payable	11,934
Distribution fees payable	5,983
Other accrued expenses	16,887

Total Liabilities	133,565

Net Assets	$32,026,190

Net Assets consist of:
Capital	$47,318,992
Accumulated net investment income/(loss)	(112,453)
Accumulated net realized gains (losses) on swap agreements	(15,388,373)
Net unrealized appreciation/depreciation on investments and swap agreements	208,024

Net Assets	$32,026,190

Shares of Beneficial Interest Outstanding	1,071,243

Net Asset Value (offering and redemption price per share)	$29.90

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$186,428

Expenses:
Advisory fees	120,492
Management services fees	24,098
Administration fees	7,708
Administrative services fees	80,348
Distribution fees	40,164
Custody fees	12,451
Fund accounting fees	13,609
Transfer agent fees	12,420
Other fees	17,094

Total Gross Expenses before reductions	328,384
Less Expenses reduced by the Advisor	(11,920)

Total Net Expenses	316,464

Net Investment Income/(Loss)	(130,036)

Realized and Unrealized Gains (Losses) on Investments and Swap Agreements:
Net realized gains (losses) on swap agreements	(4,578,990)
Change in net unrealized appreciation (depreciation) on investments and swap agreements	1,305,845

Net Realized and Unrealized Gains (Losses) on Investments and Swap Agreements	(3,273,145)

Change in Net Assets Resulting from Operations	$(3,403,181)

See accompanying notes to the financial statements.

80

PROFUNDS VP

ProFund VP Precious Metals

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(130,036)	$(62,824)
Net realized gains (losses) on swap agreements	(4,578,990)	(10,975,108)
Change in net unrealized appreciation (depreciation) on investments and swap agreements	1,305,845	(1,097,821)

Change in net assets resulting from operations	(3,403,181)	(12,135,753)

Capital Transactions:
Proceeds from shares issued	121,888,301	217,729,235
Cost of shares redeemed	(142,098,375)	(149,954,037)

Change in net assets resulting from capital transactions	(20,210,074)	67,775,198

Change in net assets	(23,613,255)	55,639,445
Net Assets:
Beginning of period	55,639,445	—

End of period	$32,026,190	$55,639,445

Share Transactions:
Issued	4,343,327	7,659,669
Redeemed	(5,162,299)	(5,769,454)

Change in shares	(818,972)	1,890,215

(a)	Commencement of operations

See accompanying notes to the financial statements.

81

PROFUNDS VP

ProFund VP Precious Metals

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$29.44		$30.00

Investment Activities:
Net investment income/(loss)	(0.11	)(b)	(0.07	)(b)
Net realized and unrealized gains (losses) on investments and swap agreements	0.57	(c)	(0.49)

Total income/(loss) from investment activities	0.46		(0.56)

Net Asset Value, End of Period	$29.90		$29.44

Total Return	1.56	%(d)	(1.87	)%(d)
Ratios/Supplemental Data:
Net assets, end of period	$32,026,190		$55,639,445
Ratio of net expenses to average net assets	1.97	%(e)	1.98	%(e)
Ratio of net investment income/(loss) to average net assets	(0.81	)%(e)	(0.40	)%(e)
Ratio of gross expenses to average net assets	2.05	%(e)	1.98	%(e)
Portfolio turnover(f)	—		—

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

82

PROFUNDS VP ProFund VP Real Estate (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (100.0%)

	Shares	Value
AMB Property Corp.	9,636	$271,446
Annaly Mortgage Management, Inc.	11,680	232,549
Apartment Investment & Management Co.—Class A	10,074	348,560
Archstone-Smith Trust	21,316	511,584
Arden Realty Group, Inc.	8,176	212,167
AvalonBay Communities, Inc.	7,154	305,047
Boston Properties, Inc.	8,906	390,083
Brandywine Realty Trust	4,672	115,025
BRE Properties, Inc.—Class A	5,402	179,346
Camden Property Trust	4,964	173,492
Capital Automotive Real Estate Investment Trust	3,212	89,904
CarrAmerica Realty Corp.	6,424	178,651
Catellus Development Corp.*	9,782	215,204
CBL & Associates Properties, Inc.	3,212	138,116
Centerpoint Properties Corp.	2,920	178,850
Chelsea Property Group, Inc.	5,110	205,984
Colonial Properties Trust	2,190	77,066
Cousins Properties, Inc.	4,818	134,422
Crescent Real Estate Equities Co.	9,636	160,054
Developers Diversified Realty Corp.	9,636	274,048
Duke-Weeks Realty Corp.	15,768	434,408
Equity Inns, Inc.	4,818	33,244
Equity Office Properties Trust	50,370	1,360,495
Equity Residential Properties Trust	33,872	878,979
Essex Property Trust, Inc.	2,336	133,736
Federal Realty Investment Trust	5,694	182,208
FelCor Lodging Trust, Inc.	5,840	45,844
First Industrial Realty Trust, Inc.	4,380	138,408
General Growth Properties, Inc.	7,884	492,277
Glenborough Realty Trust, Inc.	3,504	67,102
Health Care Property Investors, Inc.	7,592	321,521
Health Care REIT, Inc.	4,672	142,496
Healthcare Realty Trust, Inc.	5,256	153,212
Highwoods Properties, Inc.	6,278	139,999
Home Properties of New York, Inc.	2,920	102,901
Hospitality Properties Trust	7,300	228,125
Host Marriott Corp.*	29,054	265,844
HRPT Properties Trust	16,060	147,752
iStar Financial, Inc.	12,410	452,965
Kilroy Realty Corp.	3,212	88,330
Kimco Realty Corp.	11,096	420,538
Koger Equity, Inc.	2,482	42,765
La Quinta Corp.*	17,520	75,511
Liberty Property Trust	9,198	318,251
LNR Property Corp.	2,774	103,748
Macerich Co.	6,570	230,804
Mack-Cali Realty Corp.	6,570	239,017
Manufactured Home Communities, Inc.	2,628	92,269
MeriStar Hospitality Corp.	5,256	27,016
Mills Corp.	3,796	127,356
Nationwide Health Properties, Inc.	6,132	97,683
New Plan Excel Realty Trust, Inc.	12,118	258,719
Pan Pacific Retail Properties	4,964	195,333
Plum Creek Timber Co., Inc.	22,922	594,826
Post Properties, Inc.	4,380	116,070
Prentiss Properties Trust	4,672	140,113
Prologis Trust	18,834	514,168
Public Storage, Inc.	10,658	360,986

Common Stocks, continued

	Shares	Value
Realty Income Corp.	4,380	$166,790
Reckson Associates Realty Corp.	6,570	137,050
Regency Centers Corp.	2,920	102,142
RFS Hotel Investors, Inc.	3,650	44,968
Rouse Co.	10,950	417,195
Shurgard Storage Centers, Inc.—Class A	4,526	149,720
Simon Property Group, Inc.	15,622	609,728
SL Green Realty Corp.	3,942	137,536
St. Joe Co.	3,796	118,435
Thornburg Mortgage Asset Corp.	7,446	183,916
Trizec Properties, Inc.	11,242	127,822
United Dominion Realty Trust, Inc.	14,016	241,356
Ventas, Inc.	9,928	150,409
Vornado Realty Trust	11,972	521,979
Weingarten Realty Investors	5,986	250,813

TOTAL COMMON STOCKS		17,516,476

TOTAL INVESTMENTS (Cost $14,490,724)(a)—100.0%		17,516,476
Net other assets (liabilities)—0.0%		(6,318)

NET ASSETS—100.0%		$17,510,158

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$3,035,484
Unrealized depreciation	(9,732)

Net unrealized appreciation/depreciation	$3,025,752

See accompanying notes to the financial statements.

83

PROFUNDS VP

ProFund VP Real Estate

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $14,490,724)	$17,516,476
Dividends and interest receivable	101,813
Receivable for capital shares issued	531,489
Prepaid expenses	643

Total Assets	18,150,421

Liabilities:
Cash overdraft	3,741
Payable for investments purchased	600,101
Advisory fees payable	9,540
Management services fees payable	1,908
Administration fees payable	716
Administrative services fees payable	7,509
Distribution fees payable	3,819
Other accrued expenses	12,929

Total Liabilities	640,263

Net Assets	$17,510,158

Net Assets consist of:
Capital	$24,640,196
Accumulated net investment income/(loss)	(73,621)
Accumulated net realized gains (losses) on investments	(10,082,169)
Net unrealized appreciation/depreciation on investments	3,025,752

Net Assets	$17,510,158

Shares of Beneficial Interest Outstanding	506,949

Net Asset Value (offering and redemption price per share)	$34.53

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$11,542
Interest	113

Total Investment Income	11,655

Expenses:
Advisory fees	73,336
Management services fees	14,667
Administration fees	4,681
Administrative services fees	48,743
Distribution fees	24,445
Custody fees	10,674
Fund accounting fees	8,715
Transfer agent fees	8,284
Other fees	12,618

Total Gross Expenses before reductions	206,163
Less Expenses reduced by the Advisor	(13,079)

Total Net Expenses	193,084

Net Investment Income/(Loss)	(181,429)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	445,938
Change in net unrealized appreciation (depreciation) on investments	1,401,358

Net Realized and Unrealized Gains (Losses) on Investments	1,847,296

Change in Net Assets Resulting from Operations	$1,665,867

See accompanying notes to the financial statements.

84

PROFUNDS VP

ProFund VP Real Estate

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(181,429)	$1,427,079
Net realized gains (losses) on investments	445,938	(5,405,461)
Change in net unrealized appreciation (depreciation) on investments	1,401,358	(313,918)

Change in net assets resulting from operations	1,665,867	(4,292,300)

Distributions to Shareholders From:
Net investment income	(220,967)	(1,644,743)
Return of capital	—	(275,790)

Change in net assets resulting from distributions	(220,967)	(1,920,533)

Capital Transactions:
Proceeds from shares issued	108,962,020	408,200,418
Dividends reinvested	220,967	1,920,427
Cost of shares redeemed	(114,038,016)	(422,401,576)

Change in net assets resulting from capital transactions	(4,855,029)	(12,280,731)

Change in net assets	(3,410,129)	(18,493,564)
Net Assets:
Beginning of period	20,920,287	39,413,851

End of period	$17,510,158	$20,920,287

Share Transactions:
Issued	3,379,168	11,980,028
Reinvested	7,179	57,128
Redeemed	(3,550,677)	(12,570,630)

Change in shares	(164,330)	(533,474)

See accompanying notes to the financial statements.

85

PROFUNDS VP

ProFund VP Real Estate

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002	For the period January 22, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$31.16		$32.72	$30.00

Investment Activities:
Net investment income/(loss)	(0.29	)(b)	1.38 (b)	1.53	(b)
Net realized and unrealized gains (losses) on investments	3.95		(1.34)	1.19

Total income/(loss) from investment activities	3.66		0.04	2.72

Distributions to Shareholders From:
Net investment income	(0.29)		(1.37)	—
Return of capital	—		(0.23)	—

Total distributions	(0.29)		(1.60)	—

Net Asset Value, End of Period	$34.53		$31.16	$32.72

Total Return	11.85	%(c)	0.02%	9.07	%(c)
Ratios/Supplemental Data:
Net assets, end of period	$17,510,158		$20,920,287	$39,413,851
Ratio of net expenses to average net assets	1.97	%(d)	1.98%	1.99	%(d)
Ratio of net investment income/(loss) to average net assets	(1.85	)%(d)	4.09%	5.01	%(d)
Ratio of gross expenses to average net assets	2.11	%(d)	2.13%	1.99	%(d)
Portfolio turnover(e)	584%		1,163%	753%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

86

PROFUNDS VP ProFund VP Technology (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (98.8%)

	Shares	Value
3Com Corp.*	2,514	$11,766
ADC Telecommunications, Inc.*	7,542	17,558
Adobe Systems, Inc.	2,095	67,187
ADTRAN, Inc.*	419	21,491
Advanced Micro Devices, Inc.*	3,352	21,486
Affiliated Computer Services, Inc.— Class A*	1,257	57,483
Agere Systems, Inc.*	11,732	27,336
Altera Corp.*	3,352	54,973
Amdocs, Ltd.*	2,095	50,280
Amkor Technology, Inc.*	3,352	44,045
Amphenol Corp.—Class A*	838	39,235
Analog Devices, Inc.*	2,933	102,127
Apple Computer, Inc.*	3,352	64,090
Applied Materials, Inc.*	14,665	232,587
Applied Micro Circuits Corp.*	3,771	22,815
Autodesk, Inc.	838	13,542
Avaya, Inc.*	3,771	24,361
BEA Systems, Inc.*	4,190	45,503
BearingPoint, Inc.*	3,352	32,347
BMC Software, Inc.*	2,514	41,054
Broadcom Corp.—Class A*	1,676	41,749
Cadence Design Systems, Inc.*	3,352	40,425
Check Point Software Technologies, Ltd.*	2,933	57,340
CIENA Corp.*	4,190	21,746
Cisco Systems, Inc.*	59,498	993,021
Citrix Systems, Inc.*	1,676	34,123
Computer Associates International, Inc.	5,447	121,35
Computer Sciences Corp.*	1,676	63,889
Compuware Corp.*	3,771	21,759
Comverse Technology, Inc.*	1,257	18,893
Corning, Inc.*	10,894	80,507
Dell Computer Corp.*	17,169	548,720
Electronic Data Systems Corp.	4,190	89,876
EMC Corp.*	19,693	206,186
Emulex Corp.*	838	19,081
Foundry Networks, Inc.*	1,676	24,134
Harris Corp.	1,257	37,773
Hewlett-Packard Co.	25,559	544,407
Intel Corp.	55,308	1,149,521
International Business Machines Corp.	14,246	1,175,294
International Rectifier Corp.*	838	22,475
Intersil Corp.—Class A*	1,676	44,598
Intuit, Inc.*	1,676	74,632
J.D. Edwards & Co.*	1,257	18,013
JDS Uniphase Corp.*	10,894	38,238
Juniper Networks, Inc.*	3,352	41,464
KLA-Tencor Corp.*	2,095	97,397
Lam Research Corp.*	1,676	30,520
Level 3 Communications, Inc.*	4,609	30,604
Lexmark International Group, Inc.*	1,257	88,958
Linear Technology Corp.	2,514	80,976
LSI Logic Corp.*	5,447	38,565
Lucent Technologies, Inc.*	33,101	67,195
Marvell Technology Group, Ltd.*	1,257	43,203
Maxim Integrated Products, Inc.	2,514	85,954
Maxtor Corp.*	3,352	25,174
Mercury Interactive Corp.*	1,257	48,533

Common Stocks, continued

	Shares	Value
Microchip Technology, Inc.	2,095	$51,600
Micron Technology, Inc.*	5,447	63,349
Microsoft Corp.	90,085	2,307,078
Motorola, Inc.	20,531	193,607
National Semiconductor Corp.*	2,095	41,313
NCR Corp.*	1,257	32,204
NetScreen Technologies, Inc.*	1,676	37,794
Network Appliance, Inc.*	2,933	47,544
Network Associates, Inc.*	1,676	21,252
Novellus Systems, Inc.*	1,676	61,377
NVIDIA Corp.*	1,676	38,565
Oracle Corp.*	44,833	538,893
PanAmSat Corp.*	1,257	23,167
PeopleSoft, Inc.*	2,933	51,591
Pitney Bowes, Inc.	3,352	128,750
PMC-Sierra, Inc.*	2,095	24,574
QLogic Corp.*	1,257	60,751
Qualcomm, Inc.	6,704	239,667
Rambus, Inc.*	1,676	27,771
Reynolds & Reynolds Co.	1,257	35,900
Rockwell Collins, Inc.	2,095	51,600
Sandisk Corp.*	838	33,813
Scientific-Atlanta, Inc.	1,676	39,956
Siebel Systems, Inc.*	4,609	43,970
Storage Technology Corp.*	1,257	32,355
Sun Microsystems, Inc.*	28,911	132,991
SunGard Data Systems, Inc.*	2,095	54,281
Symantec Corp.*	1,257	55,132
Synopsys, Inc.*	838	51,830
Tellabs, Inc.*	3,771	24,775
Teradyne, Inc.*	2,933	50,770
Texas Instruments, Inc.	14,246	250,730
Unisys Corp.*	4,190	51,453
UTStarcom, Inc.*	1,257	44,711
VeriSign, Inc.*	2,095	28,974
Veritas Software Corp.*	3,771	108,115
WebMD Corp.*	3,771	40,840
Western Digital Corp.*	2,514	25,894
Xerox Corp.*	7,123	75,433
Xilinx, Inc.*	2,933	74,234
Yahoo!, Inc.*	5,028	164,717
Zebra Technologies Corp.*	419	31,505

TOTAL COMMON STOCKS		12,652,394

See accompanying notes to the financial statements.

87

PROFUNDS VP ProFund VP Technology (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Home Loan Bank (0.3%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$35,000	$34,999

TOTAL FEDERAL HOME LOAN BANK		34,999

TOTAL INVESTMENTS (Cost $9,439,323)(a)—99.1%		12,687,393
Net other assets (liabilities)—0.9%		120,901

NET ASSETS—100.0%		$12,808,294

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$3,262,428
Unrealized depreciation	(14,358)

Net unrealized appreciation/depreciation	$3,248,070

See accompanying notes to the financial statements.

88

PROFUNDS VP

ProFund VP Technology

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $9,439,323)	$12,687,393
Cash	770
Dividends and interest receivable	5,476
Receivable for investments sold	317,362
Receivable for capital shares issued	5,227
Prepaid expenses	491

Total Assets	13,016,719

Liabilities:
Payable for capital shares redeemed	165,435
Advisory fees payable	10,951
Management services fees payable	2,191
Administration fees payable	726
Administrative services fees payable	6,247
Distribution fees payable	5,049
Other accrued expenses	17,826

Total Liabilities	208,425

Net Assets	$12,808,294

Net Assets consist of:
Capital	$23,632,671
Accumulated net investment income/(loss)	(116,987)
Accumulated net realized gains (losses) on investments	(13,955,460)
Net unrealized appreciation/depreciation on investments	3,248,070

Net Assets	$12,808,294

Shares of Beneficial Interest Outstanding	1,016,356

Net Asset Value (offering and redemption price per share)	$12.60

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$32,004
Interest	492

Total Investment Income	32,496

Expenses:
Advisory fees	56,782
Management services fees	11,357
Administration fees	3,569
Administrative services fees	31,053
Distribution fees	18,927
Custody fees	12,251
Fund accounting fees	7,486
Transfer agent fees	6,746
Other fees	11,279

Total Gross Expenses before reductions	159,450
Less Expenses reduced by the Advisor	(9,967)

Total Net Expenses	149,483

Net Investment Income/(Loss)	(116,987)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(621,728)
Change in net unrealized appreciation (depreciation) on investments	2,500,962

Net Realized and Unrealized Gains (Losses) on Investments	1,879,234

Change in Net Assets Resulting from Operations	$1,762,247

See accompanying notes to the financial statements.

89

PROFUNDS VP

ProFund VP Technology

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(116,987)	$(216,156)
Net realized gains (losses) on investments	(621,728)	(8,354,759)
Change in net unrealized appreciation (depreciation) on investments	2,500,962	(978,518)

Change in net assets resulting from operations	1,762,247	(9,549,433)

Capital Transactions:
Proceeds from shares issued	62,611,340	118,000,430
Cost of shares redeemed	(66,836,514)	(108,589,596)

Change in net assets resulting from capital transactions	(4,225,174)	9,410,834

Change in net assets	(2,462,927)	(138,599)
Net Assets:
Beginning of period	15,271,221	15,409,820

End of period	$12,808,294	$15,271,221

Share Transactions:
Issued	5,350,626	8,366,705
Redeemed	(5,766,605)	(7,791,673)

Change in shares	(415,979)	575,032

See accompanying notes to the financial statements.

90

PROFUNDS VP

ProFund VP Technology

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$10.66		$17.97		$30.00

Investment Activities:
Net investment income/(loss)	(0.09	)(b)	(0.24	)(b)	(0.34	)(b)
Net realized and unrealized gains (losses) on investments	2.03		(7.07)		(11.69)

Total income/(loss) from investment activities	1.94		(7.31)		(12.03)

Net Asset Value, End of Period	$12.60		$10.66		$17.97

Total Return	18.20	%(c)	(40.68)%		(40.10	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$12,808,294		$15,271,221		$15,409,820
Ratio of net expenses to average net assets	1.97	%(d)	1.98%		2.10	%(d)
Ratio of net investment income/(loss) to average net assets	(1.54	)%(d)	(1.77)%		(1.91	)%(d)
Ratio of gross expenses to average net assets	2.10	%(d)	2.27%		2.10	%(d)
Portfolio turnover(e)	487%		1,208%		2,548%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

91

PROFUNDS VP ProFund VP Telecommunications (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (82.3%)

	Shares	Value
Alltel Corp.	5,430	$261,835
AT&T Corp.	13,575	261,319
AT&T Wireless Services, Inc.*	33,815	277,621
BellSouth Corp.	10,037	267,285
CenturyTel, Inc.	2,353	82,002
Cincinnati Bell, Inc.*	3,439	23,041
Citizens Communications Co.*	4,887	62,993
IDT Corp.*	362	6,480
IDT Corp.—Class B*	543	9,557
Nextel Communications, Inc.—Class A*	15,395	278,342
Nextel Partners, Inc.—Class A*	1,810	13,213
Qwest Communications International, Inc.*	24,073	115,069
SBC Communications, Inc.	57,739	1,475,230
Sprint Corp. (FON Group)	15,566	224,150
Sprint Corp. (PCS Group)*	14,661	84,301
Telephone & Data Systems, Inc.	905	44,979
US Cellular Corp.*	543	13,819
Verizon Communications, Inc.	36,422	1,436,848
Western Wireless Corp.—Class A*	1,267	14,609
Wireless Facilities, Inc.*	543	6,462

TOTAL COMMON STOCKS		4,959,155

Federal Home Loan Bank (1.2%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$70,000	69,999

TOTAL FEDERAL HOME LOAN BANK		69,999

TOTAL INVESTMENTS (Cost $3,972,816)(a)—83.5%		5,029,154
Net other assets (liabilities)—16.5%		997,165

NET ASSETS—100.0%		$6,026,319

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$1,059,583
Unrealized depreciation	(3,245)

Net unrealized appreciation/depreciation	$1,056,338

See accompanying notes to the financial statements.

92

PROFUNDS VP

ProFund VP Telecommunications

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $3,972,816)	$5,029,154
Cash	1,009
Dividends and interest receivable	8,274
Receivable for investments sold	2,464,332
Prepaid expenses	131

Total Assets	7,502,900

Liabilities:
Payable for capital shares redeemed	1,453,536
Advisory fees payable	6,561
Management services fees payable	1,312
Administration fees payable	451
Administrative services fees payable	4,729
Distribution fees payable	2,365
Other accrued expenses	7,627

Total Liabilities	1,476,581

Net Assets	$6,026,319

Net Assets consist of:
Capital	$11,537,687
Accumulated net investment income/(loss)	123,670
Accumulated net realized gains (losses) on investments	(6,691,376)
Net unrealized appreciation/depreciation on investments	1,056,338

Net Assets	$6,026,319

Shares of Beneficial Interest Outstanding	446,121

Net Asset Value (offering and redemption price per share)	$13.51

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$214,333
Interest	88

Total Investment Income	214,421

Expenses:
Advisory fees	34,447
Management services fees	6,889
Administration fees	2,056
Administrative services fees	22,980
Distribution fees	11,482
Custody fees	4,915
Fund accounting fees	3,941
Transfer agent fees	4,233
Other fees	4,692

Total Gross Expenses before reductions	95,635
Less Expenses reduced by the Advisor	(4,884)

Total Net Expenses	90,751

Net Investment Income/(Loss)	123,670

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(1,039,782)
Change in net unrealized appreciation (depreciation) on investments	(72,506)

Net Realized and Unrealized Gains (Losses) on Investments	(1,112,288)

Change in Net Assets Resulting from Operations	$(988,618)

See accompanying notes to the financial statements.

93

PROFUNDS VP

ProFund VP Telecommunications

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the year ended December 31, 2002
	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$123,670	$(51,088)
Net realized gains (losses) on investments	(1,039,782)	(1,634,461)
Change in net unrealized appreciation (depreciation) on investments	(72,506)	1,004,787

Change in net assets resulting from operations	(988,618)	(680,762)

Capital Transactions:
Proceeds from shares issued	49,002,636	88,752,147
Cost of shares redeemed	(58,783,432)	(75,426,114)

Change in net assets resulting from capital transactions	(9,780,796)	13,326,033

Change in net assets	(10,769,414)	12,645,271
Net Assets:
Beginning of period	16,795,733	4,150,462

End of period	$6,026,319	$16,795,733

Share Transactions:
Issued	3,809,071	6,192,167
Redeemed	(4,615,050)	(5,132,470)

Change in shares	(805,979)	1,059,697

See accompanying notes to the financial statements.

94

PROFUNDS VP

ProFund VP Telecommunications

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$13.41		$21.57		$30.00

Investment Activities:
Net investment income/(loss)	0.17	(b)	(0.10	)(b)	(0.28	)(b)
Net realized and unrealized gains (losses) on investments and swap agreements	(0.07)		(8.06)		(8.15)

Total income/(loss) from investment activities	0.10		(8.16)		(8.43)

Net Asset Value, End of Period	$13.51		$13.41		$21.57

Total Return	0.75	%(c)	(37.83)%		(28.10	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$6,026,319		$16,795,733		$4,150,462
Ratio of net expenses to average net assets	1.98	%(d)	1.98%		2.17	%(d)
Ratio of net investment income/(loss) to average net assets	2.69	%(d)	(0.72)%		(1.27	)%(d)
Ratio of gross expenses to average net assets	2.08	%(d)	2.19%		2.17	%(d)
Portfolio turnover(e)	739%		1,290%		2,830%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

95

PROFUNDS VP ProFund VP U.S. Government Plus (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (15.7%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$7,910,000	$7,909,890

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		7,909,890

Federal Home Loan Bank (15.7%)
Federal Home Loan Bank, 0.51%, 07/01/03	7,910,000	7,909,890

TOTAL FEDERAL HOME LOAN BANK		7,909,890

Federal National Mortgage Association (15.7%)
Federal National Mortgage Association, 0.51%, 07/01/03	7,910,000	7,909,890

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		7,909,890

U.S. Treasury Bonds (20.4%)
U.S. Treasury Bonds, 4.55%, 02/15/31	9,090,000	10,263,179

TOTAL U.S. TREASURY BONDS		10,263,179

Repurchase Agreements (31.6%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $7,906,176 (Collateralized by a Federal Home Loan Bank Security)	7,906,000	7,906,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with maturity value of $7,910,121 (Collateralized by U.S. Treasury Notes)	7,910,000	7,910,000

TOTAL REPURCHASE AGREEMENTS		15,816,000

TOTAL INVESTMENTS (Cost $48,688,600)(a)—99.1%		49,808,849
Net other assets (liabilities)—0.9%		439,272

NET ASSETS—100.0%		$50,248,121

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
30-Year U.S. Treasury Bond Swap Agreements expiring 07/31/03 (Underlying notional amount at value $52,374,951)	46,388,000	$214,108

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$1,128,474
Unrealized depreciation	(8,225)

Net unrealized appreciation/depreciation	$1,120,249

See accompanying notes to the financial statements.

96

PROFUNDS VP

ProFund VP U.S. Government Plus

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $32,872,600)	$33,992,849
Repurchase agreements, at cost	15,816,000

Total Investments	49,808,849
Cash	87,120
Interest receivable	183,854
Receivable for capital shares issued	36,001
Unrealized appreciation on swap agreements	214,108
Prepaid expenses	2,004

Total Assets	50,331,936

Liabilities:
Dividends payable	1,137
Advisory fees payable	19,520
Management services fees payable	5,855
Administration fees payable	1,958
Administrative services fees payable	20,571
Distribution fees payable	10,536
Other accrued expenses	24,238

Total Liabilities	83,815

Net Assets	$50,248,121

Net Assets consist of:
Capital	$46,545,315
Accumulated net investment income/(loss)	(1,262,555)
Accumulated net realized gains (losses) on investments and swap agreements	3,631,004
Net unrealized appreciation/depreciation on investments and swap agreements	1,334,357

Net Assets	$50,248,121

Shares of Beneficial Interest Outstanding	1,414,032

Net Asset Value (offering and redemption price per share)	$35.54

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$662,779

Expenses:
Advisory fees	169,194
Management services fees	50,758
Administration fees	14,061
Administrative services fees	169,237
Distribution fees	84,597
Custody fees	18,825
Fund accounting fees	26,979
Transfer agent fees	24,420
Other fees	28,707

Total Gross Expenses before reductions	586,778
Less Expenses reduced by the Advisor	(4,273)

Total Net Expenses	582,505

Net Investment Income/(Loss)	80,274

Realized and Unrealized Gains (Losses) on Investments and Swap Agreements:
Net realized gains (losses) on investments	111,822
Net realized gains (losses) on swap agreements	(397,063)
Change in net unrealized appreciation (depreciation) on investments and swap agreements	832,350

Net Realized and Unrealized Gains (Losses) on Investments and Swap Agreements	547,109

Change in Net Assets Resulting from Operations	$627,383

See accompanying notes to the financial statements.

97

PROFUNDS VP

ProFund VP U.S. Government Plus

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$80,274	$214,947
Net realized gains (losses) on investments, futures contracts and swap agreements	(285,241)	5,212,931
Change in net unrealized appreciation (depreciation) on investments and swap agreements	832,350	502,007

Change in net assets resulting from operations	627,383	5,929,885

Distributions to Shareholders From:
Net investment income	(1,337,902)	(1,531,855)

Change in net assets resulting from distributions	(1,337,902)	(1,531,855)

Capital Transactions:
Proceeds from shares issued	218,981,744	422,970,722
Dividends reinvested	1,333,067	1,530,541
Cost of shares redeemed	(294,284,515)	(303,970,949)

Change in net assets resulting from capital transactions	(73,969,704)	120,530,314

Change in net assets	(74,680,223)	124,928,344
Net Assets:
Beginning of period	124,928,344	—

End of period	$50,248,121	$124,928,344

Share Transactions:
Issued	6,363,543	12,910,778
Reinvested	38,590	45,993
Redeemed	(8,649,963)	(9,294,909)

Change in shares	(2,247,830)	3,661,862

(a)	Commencement of operations

See accompanying notes to the financial statements.

98

PROFUNDS VP

ProFund VP U.S. Government Plus

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$34.12		$30.00

Investment Activities:
Net investment income/(loss)	0.04	(b)	0.12	(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	2.05		4.89

Total income/(loss) from investment activities	2.09		5.01

Distributions to Shareholders From:
Net investment income	(0.67)		(0.89)

Net Asset Value, End of Period	$35.54		$34.12

Total Return	6.20	%(c)	16.90	%(c)
Ratios/Supplemental Data:
Net assets, end of period	$50,248,121		$124,928,344
Ratio of net expenses to average net assets	1.72	%(d)	1.71	%(d)
Ratio of net investment income/(loss) to average net assets	0.24	%(d)	0.56	%(d)
Ratio of gross expenses to average net assets	1.73	%(d)	1.71	%(d)
Portfolio turnover(e)	185%		269%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return, swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

99

PROFUNDS VP ProFund VP Rising Rates Opportunity (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (19.5%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$5,292,000	$5,291,927

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		5,291,927

Federal Home Loan Bank (19.5%)
Federal Home Loan Bank, 0.51%, 07/01/03	5,292,000	5,291,927

TOTAL FEDERAL HOME LOAN BANK		5,291,927

Federal National Mortgage Association (19.5%)
Federal National Mortgage Association, 0.51%, 07/01/03	5,292,000	5,291,926

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		5,291,926

Repurchase Agreements (38.8%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $5,290,118 (Collateralized by a Federal Home Loan Bank Security)	5,290,000	5,290,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with maturity value of $5,292,081 (Collateralized by U.S. Treasury Notes)	5,292,000	5,292,000

TOTAL REPURCHASE AGREEMENTS		10,582,000

TOTAL INVESTMENTS (Cost $26,458,001)(a)—97.3%		26,457,780
Net other assets (liabilities)—2.7%		720,966

NET ASSETS—100.0%		$27,178,746

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
30-Year U.S. Treasury Bond Swap Agreements expiring 07/31/03 (Underlying notional amount at value $34,005,104)	(30,118,000)	$(142,140)

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	(221)

Net unrealized appreciation/depreciation	$(221)

See accompanying notes to the financial statements.

100

PROFUNDS VP

ProFund VP Rising Rates Opportunity

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $15,876,001)	$15,875,780
Repurchase agreements, at cost	10,582,000

Total Investments	26,457,780
Cash	1,029,152
Interest receivable	198
Receivable for capital shares issued	1,964
Prepaid expenses	486

Total Assets	27,489,580

Liabilities:
Payable for capital shares redeemed	137,562
Unrealized depreciation on swap agreements	142,140
Advisory fees payable	9,034
Management services fees payable	1,807
Administration fees payable	618
Administrative services fees payable	6,479
Distribution fees payable	3,279
Other accrued expenses	9,915

Total Liabilities	310,834

Net Assets	$27,178,746

Net Assets consist of:
Capital	$30,494,269
Accumulated net investment income/(loss)	(57,185)
Accumulated net realized gains (losses) on swap agreements	(3,115,977)
Net unrealized appreciation/depreciation on investments and swap agreements	(142,361)

Net Assets	$27,178,746

Shares of Beneficial Interest Outstanding	1,219,532

Net Asset Value (offering and redemption price per share)	$22.29

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$78,379

Expenses:
Advisory fees	52,194
Management services fees	10,439
Administration fees	4,867
Administrative services fees	34,755
Distribution fees	17,398
Custody fees	5,705
Fund accounting fees	6,128
Transfer agent fees	5,384
Other fees	7,696

Total Gross Expenses before reductions	144,566
Less Expenses reduced by the Advisor	(7,184)

Total Net Expenses	137,382

Net Investment Income/(Loss)	(59,003)

Realized and Unrealized Gains (Losses) on Investments and Swap Agreements:
Net realized gains (losses) on swap agreements	(652,231)
Change in net unrealized appreciation (depreciation) on investments and swap agreements	(137,627)

Net Realized and Unrealized Gains (Losses) on Investments and Swap Agreements	(789,858)

Change in Net Assets Resulting from Operations	$(848,861)

See accompanying notes to the financial statements.

101

PROFUNDS VP

ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(59,003)	$(26,296)
Net realized gains (losses) on futures contracts and swap agreements	(652,231)	(2,726,147)
Change in net unrealized appreciation (depreciation) on investments and swap agreements	(137,627)	(4,734)

Change in net assets resulting from operations	(848,861)	(2,757,177)

Capital Transactions:
Proceeds from shares issued	146,646,676	146,601,639
Cost of shares redeemed	(125,786,977)	(136,676,554)

Change in net assets resulting from capital transactions	20,859,699	9,925,085

Change in net assets	20,010,838	7,167,908
Net Assets:
Beginning of period	7,167,908	—

End of period	$27,178,746	$7,167,908

Share Transactions:
Issued	6,259,683	5,543,393
Redeemed	(5,334,877)	(5,248,667)

Change in shares	924,806	294,726

(a)	Commencement of operations

See accompanying notes to the financial statements.

102

PROFUNDS VP

ProFund VP Rising Rates Opportunity

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$24.32		$30.00

Investment Activities:
Net investment income/(loss)	(0.10	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	(1.93)		(5.59)

Total income/(loss) from investment activities	(2.03)		(5.68)

Net Asset Value, End of Period	$22.29		$24.32

Total Return	(8.35	)%(c)	(18.93	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$27,178,746		$7,167,908
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	(0.85	)%(d)	(0.49	)%(d)
Ratio of gross expenses to average net assets	2.08	%(d)	2.13	%(d)
Portfolio turnover(e)	—		—

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

103

PROFUNDS VP ProFund VP Money Market (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (20.2%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$16,402,000	$16,402,000

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		16,402,000

Federal Home Loan Bank (20.2%)
Federal Home Loan Bank, 0.51%, 07/01/03	16,402,000	16,402,000

TOTAL FEDERAL HOME LOAN BANK		16,402,000

Federal National Mortgage Association (20.2%)
Federal National Mortgage Association, 0.51%, 07/01/03	16,402,000	16,402,000

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		16,402,000

Repurchase Agreements (40.5%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with the maturity value of $16,398,364 (Collateralized by a Federal Home Loan Bank Security)	16,398,000	16,398,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with a maturity value of $16,403,251 (Collateralized by U.S. Treasury Notes)	16,403,000	16,403,000

TOTAL REPURCHASE AGREEMENTS		32,801,000

TOTAL INVESTMENTS (Cost $82,007,000)(a)—101.1%		82,007,000
Net other assets (liabilities)—(1.1)%		(874,872)

NET ASSETS—100.0%		$81,132,128

(a)	Represents cost for financial reporting purposes.

See accompanying notes to the financial statements.

104

PROFUNDS VP

ProFund VP Money Market

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $49,206,000)	$49,206,000
Repurchase agreements, at cost	32,801,000

Total Investments	82,007,000
Cash	1,070
Interest receivable	615
Prepaid and other expenses	19,791

Total Assets	82,028,476

Liabilities:
Payable for capital shares redeemed	803,981
Advisory fees payable	38,919
Management services fees payable	7,784
Administration fees payable	3,567
Distribution fees payable	42,097

Total Liabilities	896,348

Net Assets	$81,132,128

Net Assets consist of:
Capital	$81,132,129
Accumulated net realized gains (losses) on investments	(1)

Net Assets	$81,132,128

Shares of Beneficial Interest Outstanding	81,132,128

Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$462,305

Expenses:
Advisory fees	306,585
Management services fees	61,317
Administration fees	19,471
Distribution fees	102,195
Custody fees	11,166
Fund accounting fees	16,618
Transfer agent fees	14,987
Other fees	17,988

Total Gross Expenses before reductions	550,327
Less Expenses reduced by the Advisor	(125,219)
Less Expenses reduced by a Third Party	(32,477)

Total Net Expenses	392,631

Net Investment Income/(Loss)	69,674

Change in Net Assets Resulting from Operations	$69,674

See accompanying notes to the financial statements.

105

PROFUNDS VP

ProFund VP Money Market

Statements of Changes in Net Assets
	For the six months ended June 30, 2003	For the year ended December 31, 2002

	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$69,674	$137,507
Net realized gains (losses) on investments	—	(1)

Change in net assets resulting from operations	69,674	137,506

Distributions to Shareholders From:
Net investment income	(69,674)	(137,507)

Change in net assets resulting from distributions	(69,674)	(137,507)

Capital Transactions:
Proceeds from shares issued	709,686,188	6,444,480,897
Dividends reinvested	70,039	138,140
Cost of shares redeemed	(697,803,107)	(6,436,419,682)

Change in net assets resulting from capital transactions	11,953,120	8,199,355

Change in net assets	11,953,120	8,199,354
Net Assets:
Beginning of period	69,179,008	60,979,654

End of period	$81,132,128	$69,179,008

Share Transactions:
Issued	709,686,187	6,444,480,897
Reinvested	69,866	138,313
Redeemed	(697,803,174)	(6,436,419,615)

Change in shares	11,952,879	8,199,595

See accompanying notes to the financial statements.

106

PROFUNDS VP

ProFund VP Money Market

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002	For the period October 29, 2001(a) through December 31, 2001

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000

Investment Activities:
Net investment income/(loss)	0.001		0.002	0.001

Distributions to Shareholders From:
Net investment income	(0.001)		(0.002)	(0.001)

Net Asset Value, End of Period	$1.000		$1.000	$1.000

Total Return	0.09	%(b)	0.21%	0.08	%(b)
Ratios/Supplemental Data:
Net assets, end of period	$81,132,128		$69,179,008	$60,979,654
Ratio of net expenses to average net assets	0.96	%(c)	1.32%	1.60	%(c)
Ratio of net investment income/(loss) to average net assets	0.17	%(c)	0.22%	0.27	%(c)
Ratio of gross expenses to average net assets	1.35	%(c)	1.51%	1.60	%(c)

(a)	Commencement of operations
(b)	Not annualized
(c)	Annualized

See accompanying notes to the financial statements.

107

PROFUNDS VP

Notes to Financial Statements

June 30, 2003

(Unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the “Advisor”) serves as the investment advisor for each of the ProFunds. BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP UltraBull (formerly ProFund VP Bull Plus), ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraOTC, ProFund VP Bear, ProFund VP Short Small-Cap, ProFund VP Short OTC, ProFund VP Basic Materials, ProFund VP Consumer Cyclical, ProFund VP Consumer Non-Cyclical, ProFund VP Energy, ProFund VP Financial, ProFund VP Healthcare, ProFund VP Industrial, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Technology, ProFund VP Telecommunications, ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity and ProFund VP Money Market (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP, excluding the ProFund VP Money Market, is a “non-diversified” series of the Trust pursuant to the 1940 Act.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a ProFund VP (other than the ProFund VP Money Market), except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ/NMS, are valued at the closing price, if available, on the exchange or market where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price shall be the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Securities regularly traded in the OTC markets (other than the NASDAQ/NMS) are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940.

For the ProFunds VP (other than the ProFund VP Money Market), futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued at the last bid quote (if purchased by a ProFund VP) or the last asked quote (if sold by a ProFund VP) prior to the time at which a ProFund VP calculates net asset value. Routine valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When market quotations are not readily available, a ProFund VP’s investments are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Advisor will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP.

108

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

The ProFunds VP require that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

Short Sales

The ProFunds VP (other than the ProFund VP Money Market) may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP maintains a segregated account of securities as collateral for outstanding short sales, when required. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short.

Futures Contracts

The ProFunds VP (other than the ProFund VP Money Market) may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at settlement of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Futures contracts may also be offset for settlement. Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the futures and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the futures or due to the inability of counterparties to perform.

Index Options and Options on Futures Contracts

The ProFunds VP (other than the ProFund VP Money Market) may purchase call or put options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and to create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options and options on futures contracts are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected. Risk may also arise if there is an illiquid secondary market for the options or due to the inability of counterparties to perform.

109

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

Swap Agreements

The ProFunds VP (other than the ProFund VP Money Market) may enter into equity index, equity basket or interest rate swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities, or to manage exposure to a market or security. Swap agreements are two-party contracts for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The amount to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Most swap agreements entered into by the ProFunds VP calculate the obligations of the parties to the agreement on a “net basis.’’ Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the contract based on the relative values of the positions held by each party to the contract (the “net amount”). A ProFund VP’s current obligations under a swap agreement are accrued daily (offset against any amounts owing to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty are covered by segregated assets.

The counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus the dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount is recorded as “unrealized gains or losses on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by the securities and cash of each particular ProFund VP.

The ProFunds VP may invest in swaps that provide the opposite return of their benchmark index (short the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap. These amounts are netted with any unrealized appreciation/depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total exposure each ProFund VP has in under the swap agreement. Risks may result from an imperfect correlation between movements in the price of the swap agreements and the price of the underlying instruments. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another appropriate basis.

Distributions to Shareholders

Each of the ProFunds VP (except the ProFund VP Real Estate, the ProFund VP U.S. Government Plus and the ProFund VP Money Market) intends to declare and distribute net investment income annually. ProFund VP Real Estate declares and pays dividends from net investment income quarterly. ProFund VP U.S. Government Plus and ProFund VP Money Market declare dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

110

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003
(Unaudited)

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Federal Income Taxes

Each of the ProFunds VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability.

3.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except the ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP of 0.75%. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate, based on the average daily net assets, of 0.50%.

For its services as Administrator, the Trust pays BISYS an annual fee based on the following schedule of average net assets: 0.05% of average net assets from $0 to $2 billion, 0.04% on the next $3 billion of average net assets, 0.03% on the next $5 billion of average net assets, and 0.02% of average net assets over $10 billion. BISYS Fund Services, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees.

ProFund Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP will pay to ProFund Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets.

Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. Each Non-Interested Trustee was compensated $5,500 in meeting and retainer fees during the six months ended June 30, 2003.

The Advisor has contractually agreed to waive advisory and management servicing fees, and if necessary, reimburse certain other expenses of each ProFund VP for the period ending December 31, 2003 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP (except the ProFund VP UltraBull, the ProFund VP UltraOTC, the ProFund VP U.S. Government Plus and the ProFund VP Money Market). ProFund VP UltraBull’s operating expenses are limited to an annualized rate of 1.85% of its average daily net assets. ProFund VP UltraOTC’s operating expenses are limited to an annualized rate of 1.95% of its average daily net assets. ProFund VP U.S. Government Plus’s operating expenses are limited to an annualized rate of 1.73% of its average daily net assets. ProFund VP Money Market’s operating expenses are limited to an annualized rate of 1.35% of its average daily net assets.

The Advisor may recoup the advisory and management servicing fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed any expense limitation in place at that time. As of June 30, 2003, the reimbursement that may potentially be made by the ProFunds VP are as follows:

111

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

	Expires 2005	Expires 2006
ProFund VP UltraBull	$78,953	$42,886
ProFund VP UltraMid-Cap	25,730	12,586
ProFund VP UltraSmall-Cap	71,489	14,263
ProFund VP UltraOTC	57,524	12,326
ProFund VP Bear	39,311	10,017
ProFund VP Short OTC	—	11,399
ProFund VP Basic Materials	6,747	5,370
ProFund VP Consumer Cyclical	10,219	7,760
ProFund VP Consumer Non-Cyclical	8,221	9,050
ProFund VP Energy	34,061	12,864
ProFund VP Financial	37,969	12,900
ProFund VP Healthcare	35,804	12,317
ProFund VP Industrial	5,769	6,576
ProFund VP Pharmaceuticals	5,743	5,664
ProFund VP Precious Metals	—	10,285
ProFund VP Real Estate	52,569	12,555
ProFund VP Technology	34,449	9,545
ProFund VP Telecommunications	14,827	4,695
ProFund VP U.S. Government Plus	—	1,368
ProFund VP Rising Rates Opportunity	7,932	6,774

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the period ended June 30, 2003 were as follows:

	Purchases	Sales
ProFund VP UltraBull	$207,925,504	$216,244,432
ProFund VP UltraMid-Cap	67,388,693	58,882,415
ProFund VP UltraSmall-Cap	69,231,071	47,917,729
ProFund VP UltraOTC	200,642,187	205,268,576
ProFund VP Basic Materials	24,461,946	26,088,611
ProFund VP Consumer Cyclical	50,773,316	50,566,706
ProFund VP Consumer Non-Cyclical	20,577,258	20,955,365
ProFund VP Energy	80,009,826	91,434,851
ProFund VP Financial	61,364,502	61,616,767
ProFund VP Healthcare	100,554,207	75,008,646
ProFund VP Industrial	14,404,032	14,070,628
ProFund VP Pharmaceuticals	66,653,702	59,669,593
ProFund VP Real Estate	107,724,945	112,296,331
ProFund VP Technology	66,394,212	69,760,791
ProFundVP Telecommunications	56,298,207	66,993,749
ProFund VP U.S. Government Plus	24,835,703	25,462,820

5.	Concentration Risk

The ProFund VP Basic Materials, ProFund VP Consumer Cyclical, ProFund VP Consumer Non-Cyclical, ProFund VP Energy, ProFund VP Financial, ProFund VP Healthcare, ProFund VP Industrial, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Technology and ProFund VP Telecommunications maintain exposure to a limited number of issuers conducting business in a specific market sector. These ProFunds VP are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds VP will be negatively impacted by that poor performance. This would make the performance of these particular ProFunds VP more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be. Each of ProFund VP Short Small-Cap, ProFund VP Short OTC, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated.

112

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2002, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2008	Expires 2009	Expires 2010	Total
ProFund VP UltraBull	$—	$8,540,781	$22,809,819	$31,350,600
ProFund VP UltraMid-Cap	—	—	4,988,002	4,988,002
ProFund VP UltraSmall-Cap	14,370,041	7,875,274	26,485,641	48,730,956
ProFund VP UltraOTC	126,680,493	119,617,666	87,508,404	333,806,563
ProFund VP Bear	—	1,705,630	—	1,705,630
ProFund VP Short Small-Cap	—	—	678,535	678,535
ProFund VP Short OTC	—	—	2,768,700	2,768,700
ProFund VP Basic Materials	—	—	1,118,357	1,118,357
ProFund VP Consumer Cyclical	—	—	1,163,216	1,163,216
ProFund VP Consumer Non-Cyclical	—	—	1,165,345	1,165,345
ProFund VP Energy	—	1,407,170	2,339,969	3,747,139
ProFund VP Financial	—	58,139	3,181,447	3,239,586
ProFund VP Healthcare	—	892,521	5,475,793	6,368,314
ProFund VP Industrial	—	—	270,507	270,507
ProFund VP Precious Metals	—	—	10,809,383	10,809,383
ProFund VP Real Estate	—	1,884,982	4,225,104	6,110,086
ProFund VP Technology	—	1,358,736	4,626,781	5,985,517
ProFund VP Telecommunications	—	2,176,462	2,185,044	4,361,506
ProFund VP Rising Rates Opportunity	—	—	2,463,746	2,463,746
ProFund VP Money Market	—	—	1	1

At June 30, 2003, the cost of securities for federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
ProFund VP UltraBull	$48,060,657	$—	$(9,280,446)	$(9,280,446)
ProFund VP UltraMid-Cap	31,427,930	566,500	(391,576)	174,924
ProFund VP UltraSmall-Cap	57,374,469	3,693,161	(696,559)	2,996,602
ProFund VP UltraOTC	123,124,637	—	(64,185,740)	(64,185,740)
ProFund VP Bear	108,235,000	22	(924)	(902)
ProFund VP Short Small-Cap	189,050	—	(2)	(2)
ProFund VP Short OTC	31,645,210	1,004	(1,268)	(264)
ProFund VP Basic Materials	2,380,497	—	(382,280)	(382,280)
ProFund VP Consumer Cyclical	4,438,161	103,021	(3,568)	99,453
ProFund VP Consumer Non-Cyclical	4,856,568	—	(354,090)	(354,090)
ProFund VP Energy	13,793,525	—	(5,609,842)	(5,609,842)
ProFund VP Financial	14,434,961	—	(320,598)	(320,598)
ProFund VP Healthcare	41,723,190	—	(1,237,385)	(1,237,385)
ProFund VP Industrial	1,430,396	—	(63,880)	(63,880)
ProFund VP Pharmaceuticals	10,283,492	—	(827,465)	(827,465)
ProFund VP Precious Metals	31,949,000	—	(266)	(266)
ProFund VP Real Estate	16,669,062	857,146	(9,732)	847,414
ProFund VP Technology	17,643,988	—	(4,956,595)	(4,956,595)
ProFund VP Telecommunications	5,460,384	—	(431,230)	(431,230)
ProFund VP U.S. Government Plus	48,739,804	1,077,270	(8,225)	1,069,045
ProFund VP Rising Rates Opportunity	26,458,000	—	(220)	(220)
ProFund VP Money Market	82,007,000	—	—	—

113

ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

INNOVATIONS IN INDEXING®

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow Jones Industrial AverageTM,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of the NASDAQ Stock Market, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

6/03

CLASSIC PROFUNDS VP

Bull

Small-Cap

Europe 30

>	Semiannual Report

June 30, 2003

>  Table of Contents

i	MESSAGE FROM THE CHAIRMAN

SCHEDULE OF PORTFOLIO INVESTMENTS AND FINANCIAL STATEMENTS

1	ProFund VP Bull

10	ProFund VP Small-Cap

21	ProFund VP Europe 30

25	NOTES TO FINANCIAL STATEMENTS

Message from the Chairman

Dear Shareholders:

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2003.

After a downturn that lasted almost three years, U.S. equity markets made impressive gains in the first half of 2003. Broad equity indexes moved higher, and as of June 30, the year-to-date returns for the Dow Jones Industrial Average, S&P 500 Index and Nasdaq-100 were 7.72%, 10.76% and 22.08%, respectively. 1

Economic news also began to take on a more positive tone. The Commerce Department estimated that Gross Domestic Product (GDP) grew at a 2.4% annualized rate for the second quarter, building on a 1.4% growth rate for the first quarter, and profitability of S&P 500 companies was generally on the rise. 1

Thank You

We realize that there are many alternatives for investors in the financial services industry, and so we are extremely grateful for the trust you have put in ProFunds. We are committed to justifying that confidence every day.

In the following pages, you will find financial information relating to ProFunds VP. Please read this information carefully.

Sincerely,

Michael Sapir

Chairman

1 Source: Bloomberg. You cannot invest directly in an index. Indexes are unmanaged; therefore, their performance does not reflect management fees and other expenses associated with mutual fund investing. Past performance is not predictive of future results.

i

This Page Intentionally Left Blank

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (81.3%)

	Shares	Value
3M Co.	4,158	$536,299
Abbott Laboratories	16,524	723,090
ACE, Ltd.	2,808	96,286
ADC Telecommunications, Inc.*	8,478	19,737
Adobe Systems, Inc.	2,430	77,930
Advanced Micro Devices, Inc.*	3,672	23,538
AES Corp.*	6,480	41,148
Aetna, Inc.	1,620	97,524
AFLAC, Inc.	5,454	167,711
Agilent Technologies, Inc.*	4,968	97,124
Air Products & Chemicals, Inc.	2,430	101,088
Alberto-Culver Co.—Class B	648	33,113
Albertson’s, Inc.	3,888	74,650
Alcoa, Inc.	8,964	228,582
Allegheny Energy, Inc.	1,350	11,408
Allegheny Technologies, Inc.	864	5,702
Allergan, Inc.	1,404	108,248
Allied Waste Industries, Inc.*	2,214	22,251
Allstate Corp.	7,452	265,663
Alltel Corp.	3,294	158,837
Altera Corp.*	4,050	66,420
Altria Group, Inc.	21,438	974,143
Ambac Financial Group, Inc.	1,134	75,128
Amerada Hess Corp.	972	47,803
Ameren Corp.	1,728	76,205
American Electric Power, Inc.	4,158	124,033
American Express Co.	13,716	573,466
American Greetings Corp.—Class A*	702	13,787
American International Group, Inc.	27,648	1,525,616
American Power Conversion Corp.*	2,106	32,833
American Standard Cos.*	756	55,891
AmerisourceBergen Corp.	1,188	82,388
Amgen, Inc.*	13,338	886,176
AmSouth Bancorp	3,726	81,376
Anadarko Petroleum Corp.	2,646	117,668
Analog Devices, Inc.*	3,888	135,380
Andrew Corp.*	1,026	9,439
Anheuser-Busch Cos., Inc.	8,856	452,099
Anthem, Inc.*	1,458	112,485
AOL-Time Warner, Inc.*	47,628	766,335
AON Corp.	3,294	79,320
Apache Corp.	1,728	112,424
Apartment Investment & Management Co.—Class A	972	33,631
Apollo Group, Inc.—Class A*	1,836	113,391
Apple Computer, Inc.*	3,888	74,339
Applera Corp.—Applied Biosystems Group	2,214	42,132
Applied Materials, Inc.*	17,550	278,342
Applied Micro Circuits Corp.*	3,240	19,602
Archer-Daniels-Midland Co.	6,804	87,567
Ashland, Inc.	702	21,537
AT&T Corp.	8,316	160,083
AT&T Wireless Services, Inc.*	28,728	235,857
Autodesk, Inc.	1,188	19,198
Automatic Data Processing, Inc.	6,318	213,927
AutoNation, Inc.*	2,970	46,688
AutoZone, Inc.*	972	73,843
Avaya, Inc.*	4,050	26,163
Avery Dennison Corp.	1,188	59,638

Common Stocks, continued

	Shares	Value
Avon Products, Inc.	2,484	$154,505
Baker Hughes, Inc.	3,564	119,643
Ball Corp.	594	27,033
Bank of America Corp.	15,876	1,254,679
Bank of New York Co., Inc.	8,154	234,428
Bank One Corp.	12,096	449,729
Bard (C.R.), Inc.	540	38,507
Bausch & Lomb, Inc.	540	20,250
Baxter International, Inc.	6,318	164,268
BB&T Corp.	4,968	170,402
Bear Stearns Cos., Inc.	1,026	74,303
Becton, Dickinson & Co.	2,700	104,895
Bed Bath & Beyond, Inc.*	3,132	121,553
BellSouth Corp.	19,548	520,563
Bemis Co., Inc.	540	25,272
Best Buy Co., Inc.*	3,402	149,416
Big Lots, Inc.*	1,242	18,680
Biogen, Inc.*	1,566	59,508
Biomet, Inc.	2,754	78,930
BJ Services Co.*	1,674	62,541
Black & Decker Corp.	810	35,194
Block H & R, Inc.	1,890	81,743
BMC Software, Inc.*	2,484	40,564
Boeing Co.	8,910	305,791
Boise Cascade Corp.	594	14,197
Boston Scientific Corp.*	4,320	263,952
Bristol-Myers Squibb Co.	20,520	557,118
Broadcom Corp.—Class A*	2,970	73,983
Brown-Forman Corp.	648	50,946
Brunswick Corp.	972	24,319
Burlington Northern Santa Fe Corp.	3,942	112,110
Burlington Resources, Inc.	2,106	113,871
Calpine Corp.*	4,050	26,730
Campbell Soup Co.	4,374	107,163
Capital One Financial Corp.	2,376	116,852
Cardinal Health, Inc.	4,752	305,554
Carnival Corp.	6,642	215,932
Caterpillar, Inc.	3,672	204,384
Cendant Corp.*	10,800	197,855
CenterPoint Energy, Inc.	3,240	26,406
Centex Corp.	648	50,408
CenturyTel, Inc.	1,512	52,693
Charter One Financial, Inc.	2,376	74,084
ChevronTexaco Corp.	11,340	818,748
Chiron Corp.*	1,998	87,353
Chubb Corp.	1,836	110,160
CIENA Corp.*	4,968	25,784
CIGNA Corp.	1,512	70,973
Cincinnati Financial Corp.	1,728	64,092
Cinergy Corp.	1,890	69,533
Cintas Corp.	1,782	63,154
Circuit City Stores, Inc.	2,214	19,483
Cisco Systems, Inc.*	74,358	1,241,034
Citigroup, Inc.	54,540	2,334,313
Citizens Communications Co.*	3,024	38,979
Citrix Systems, Inc.*	1,728	35,182
Clear Channel Communications, Inc.*	6,480	274,687
Clorox Co.	2,322	99,033
CMS Energy Corp.	1,512	12,247
Coca-Cola Co.	26,082	1,210,466

See accompanying notes to the financial statements.

1

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Coca-Cola Enterprises, Inc.	4,806	$87,229
Colgate-Palmolive Co.	5,724	331,706
Comcast Corp.—Special Class A*	23,814	718,707
Comerica, Inc.	1,836	85,374
Computer Associates International, Inc.	6,102	135,953
Computer Sciences Corp.*	1,998	76,164
Compuware Corp.*	3,996	23,057
Comverse Technology, Inc.*	1,998	30,030
ConAgra Foods, Inc.	5,670	133,812
Concord EFS, Inc.*	5,130	75,514
ConocoPhillips	7,182	393,574
Consolidated Edison, Inc.	2,376	102,833
Constellation Energy Group, Inc.	1,728	59,270
Convergys Corp.*	1,566	25,056
Cooper Industries, Ltd.—Class A	972	40,144
Cooper Tire & Rubber Co.	756	13,298
Coors (Adolph) Co.—Class B	378	18,514
Corning, Inc.*	13,392	98,967
Costco Wholesale Corp.*	4,806	175,900
Countrywide Credit Industries, Inc.	1,404	97,676
Crane Co.	648	14,664
CSX Corp.	2,268	68,244
Cummins, Inc.	432	15,504
CVS Corp.	4,158	116,549
Dana Corp.	1,566	18,103
Danaher Corp.	1,620	110,241
Darden Restaurants, Inc.	1,782	33,822
Deere & Co.	2,538	115,987
Dell Computer Corp.*	27,216	869,822
Delphi Automotive Systems Corp.	5,940	51,262
Delta Air Lines, Inc.	1,296	19,025
Deluxe Corp.	594	26,611
Devon Energy Corp.	2,430	129,762
Dillard’s, Inc.—Class A	918	12,365
Dollar General Corp.	3,510	64,093
Dominion Resources, Inc.	3,294	211,706
Donnelley (R.R.) & Sons Co.	1,188	31,054
Dover Corp.	2,160	64,714
Dow Chemical Co.	9,720	300,931
Dow Jones & Co., Inc.	864	37,178
DTE Energy Co.	1,782	68,856
Du Pont (E.I.) de Nemours	10,530	438,469
Duke Energy Corp.	9,558	190,683
Dynegy, Inc.—Class A	3,942	16,556
Eastman Chemical Co.	810	25,653
Eastman Kodak Co.	3,024	82,706
Eaton Corp.	810	63,674
eBay, Inc.*	3,348	348,794
Ecolab, Inc.	2,808	71,885
Edison International*	3,456	56,782
El Paso Corp.	6,372	51,486
Electronic Arts, Inc.*	1,566	115,868
Electronic Data Systems Corp.	5,076	108,880
Eli Lilly & Co.	11,880	819,363
EMC Corp.*	23,166	242,548
Emerson Electric Co.	4,482	229,029
Engelhard Corp.	1,350	33,440
Entergy Corp.	2,376	125,405
EOG Resources, Inc.	1,188	49,706
Equifax, Inc.	1,512	39,312

Common Stocks, continued

	Shares	Value
Equity Office Properties Trust	4,266	$115,225
Equity Residential Properties Trust	2,862	74,269
Exelon Corp.	3,456	206,704
Exxon Mobil Corp.	70,740	2,540,273
Family Dollar Stores, Inc.	1,836	70,043
Fannie Mae	10,368	699,218
Federated Department Stores, Inc.	1,998	73,626
Federated Investors, Inc.—Class B	1,134	31,094
FedEx Corp.	3,186	197,628
Fifth Third Bancorp	6,102	349,889
First Data Corp.	7,938	328,951
First Tennessee National Corp.	1,350	59,279
FirstEnergy Corp.	3,132	120,425
Fiserv, Inc.*	2,052	73,072
Fleet Boston Financial Corp.	11,124	330,494
Fluor Corp.	864	29,065
Ford Motor Co.	19,386	213,052
Forest Laboratories, Inc.*	3,834	209,912
Fortune Brands, Inc.	1,566	81,745
FPL Group, Inc.	1,944	129,956
Franklin Resources, Inc.	2,700	105,489
Freddie Mac	7,290	370,113
Freeport-McMoRan Copper & Gold, Inc.—Class B	1,566	38,367
Gannett Co., Inc.	2,862	219,830
Gap, Inc.	9,450	177,282
Gateway, Inc.*	3,456	12,614
General Dynamics Corp.	2,106	152,685
General Electric Co.	105,894	3,037,040
General Mills, Inc.	3,942	186,890
General Motors Corp.	5,940	213,840
Genuine Parts Co.	1,836	58,770
Genzyme Corp.—General Division*	2,268	94,802
Georgia Pacific Corp.	2,646	50,142
Gillette Co.	10,800	344,088
Golden West Financial Corp.	1,620	129,616
Goodrich Corp.	1,242	26,082
Goodyear Tire & Rubber Co.	1,836	9,639
Grainger (W.W.), Inc.	972	45,451
Great Lakes Chemical Corp.	540	11,016
Guidant Corp.	3,294	146,221
Halliburton Co.	4,644	106,812
Harley-Davidson, Inc.	3,186	126,994
Harrah’s Entertainment, Inc.*	1,188	47,805
Hartford Financial Services Group, Inc.	2,970	149,569
Hasbro, Inc.	1,836	32,112
HCA, Inc.	5,400	173,016
Health Management Associates, Inc.— Class A	2,538	46,826
Heinz (H.J.) Co.	3,726	122,883
Hercules, Inc.*	1,188	11,761
Hershey Foods Corp.	1,404	97,803
Hewlett-Packard Co.	32,346	688,970
Hilton Hotels Corp.	3,996	51,109
Home Depot, Inc.	24,354	806,605
Honeywell International, Inc.	9,072	243,583
Humana, Inc.*	1,728	26,093
Huntington Bancshares, Inc.	2,430	47,434
Illinois Tool Works, Inc.	3,240	213,354
IMS Health, Inc.	2,592	46,630

See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Ingersoll-Rand Co.—Class A	1,782	$84,324
Intel Corp.	69,228	1,438,834
International Business Machines Corp.	18,306	1,510,244
International Flavors & Fragrances, Inc.	972	31,036
International Game Technology*	918	93,939
International Paper Co.	5,076	181,364
Interpublic Group of Cos., Inc.	4,104	54,912
Intuit, Inc.*	2,160	96,185
ITT Industries, Inc.	972	63,627
J.P. Morgan Chase & Co.	21,546	736,443
Jabil Circuit, Inc.*	2,106	46,543
Janus Capital Group, Inc.	2,538	41,623
JDS Uniphase Corp.*	15,174	53,261
Jefferson-Pilot Corp.	1,512	62,688
John Hancock Financial Services, Inc.	3,078	94,587
Johnson & Johnson	31,428	1,624,828
Johnson Controls, Inc.	918	78,581
Jones Apparel Group, Inc.*	1,350	39,501
KB Home	486	30,122
Kellogg Co.	4,320	148,478
Kerr-McGee Corp.	1,080	48,384
KeyCorp	4,482	113,260
KeySpan Corp.	1,674	59,344
Kimberly-Clark Corp.	5,400	281,556
Kinder Morgan, Inc.	1,296	70,827
King Pharmaceuticals, Inc.*	2,538	37,461
KLA-Tencor Corp.*	1,998	92,887
Knight Ridder, Inc.	864	59,556
Kohls Corp.*	3,564	183,118
Kroger Co.*	7,992	133,307
Leggett & Platt, Inc.	2,052	42,066
Lexmark International Group, Inc.*	1,350	95,540
Limited, Inc.	5,508	85,374
Lincoln National Corp.	1,890	67,341
Linear Technology Corp.	3,294	106,100
Liz Claiborne, Inc.	1,134	39,974
Lockheed Martin Corp.	4,752	226,053
Loews Corp.	1,944	91,932
Louisiana-Pacific Corp.*	1,134	12,293
Lowe’s Cos., Inc.	8,262	354,853
LSI Logic Corp.*	3,996	28,292
Lucent Technologies, Inc.*	43,848	89,011
Manor Care, Inc.*	972	24,310
Marathon Oil Corp.	3,294	86,797
Marriott International, Inc.—Class A	2,430	93,360
Marsh & McLennan Cos., Inc.	5,670	289,566
Marshall & Ilsley Corp.	2,376	72,658
Masco Corp.	5,076	121,062
Mattel, Inc.	4,644	87,864
Maxim Integrated Products, Inc.	3,456	118,161
May Department Stores Co.	3,078	68,516
Maytag Corp.	810	19,780
MBIA, Inc.	1,512	73,710
MBNA Corp.	13,554	282,465
McCormick & Co., Inc.	1,458	39,658
McDermott International, Inc.*	702	4,444
McDonald’s Corp.	13,500	297,810
McGraw-Hill Cos., Inc.	1,998	123,876
McKesson Corp.	3,078	110,008
MeadWestvaco Corp.	2,106	52,018

Common Stocks, continued

	Shares	Value
MedImmune, Inc.*	2,646	$96,235
Medtronic, Inc.	12,906	619,101
Mellon Financial Corp.	4,590	127,373
Merck & Co., Inc.	23,760	1,438,667
Mercury Interactive Corp.*	918	35,444
Meredith Corp.	540	23,760
Merrill Lynch & Co., Inc.	1,936	90,372
MetLife, Inc.	8,046	227,863
MGIC Investment Corp.	1,026	47,853
Micron Technology, Inc.*	6,426	74,734
Microsoft Corp.	113,724	2,912,473
Millipore Corp.*	540	23,960
Mirant Corp.*	4,266	12,371
Molex, Inc.	1,998	53,926
Monsanto Co.	2,754	59,597
Monster Worldwide, Inc.*	1,188	23,439
Moody’s Corp.	1,566	82,544
Morgan Stanley Dean Witter & Co.	11,502	491,711
Motorola, Inc.	24,516	231,186
Nabors Industries, Ltd.*	1,566	61,935
National City Corp.	6,480	211,961
National Semiconductor Corp.*	1,944	38,336
Navistar International Corp.*	702	22,906
NCR Corp.*	1,026	26,286
Network Appliance, Inc.*	3,618	58,648
New York Times Co.—Class A	1,620	73,710
Newell Rubbermaid, Inc.	2,916	81,648
Newmont Mining Corp.	4,266	138,474
Nextel Communications, Inc.—Class A*	10,908	197,217
NICOR, Inc.	486	18,035
Nike, Inc.—Class B	2,808	150,200
NiSource, Inc.	2,808	53,352
Noble Corp.*	1,404	48,157
Nordstrom, Inc.	1,458	28,460
Norfolk Southern Corp.	4,104	78,797
North Fork Bancorp, Inc.	1,674	57,016
Northern Trust Corp.	2,322	97,036
Northrop Grumman Corp.	1,944	167,748
Novell, Inc.*	3,888	11,975
Novellus Systems, Inc.*	1,566	57,348
Nucor Corp.	810	39,569
NVIDIA Corp.*	1,674	38,519
Occidental Petroleum Corp.	3,996	134,066
Office Depot, Inc.*	3,294	47,796
Omnicom Group	1,998	143,256
Oracle Corp.*	55,566	667,903
PACCAR, Inc.	1,242	83,910
Pactiv Corp.*	1,674	32,995
Pall Corp.	1,296	29,160
Parametric Technology Corp.*	2,808	8,564
Parker Hannifin Corp.	1,242	52,152
Paychex, Inc.	3,996	117,123
Penney (J.C.) Co.	2,862	48,225
Peoples Energy Corp.	378	16,212
PeopleSoft, Inc.*	3,348	58,891
PepsiCo, Inc.	18,198	809,811
PerkinElmer, Inc.	1,350	18,644
Pfizer, Inc.	83,646	2,856,510
PG&E Corp.*	4,320	91,368
Phelps Dodge Corp.*	918	35,196

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Pinnacle West Capital Corp.	972	$36,401
Pitney Bowes, Inc.	2,484	95,410
Plum Creek Timber Co., Inc.	1,944	50,447
PMC-Sierra, Inc.*	1,782	20,903
PNC Financial Services Group	2,970	144,966
Power-One, Inc.*	864	6,178
PPG Industries, Inc.	1,782	90,419
PPL Corp.	1,782	76,626
Praxair, Inc.	1,728	103,853
Principal Financial Group, Inc.	3,456	111,456
Procter & Gamble Co.	13,716	1,223,192
Progress Energy, Inc.	2,538	111,418
Progressive Corp.	2,322	169,738
Providian Financial Corp.*	3,078	28,502
Prudential Financial, Inc.	5,832	196,247
Public Service Enterprise Group, Inc.	2,376	100,386
Pulte Homes, Inc.	648	39,956
QLogic Corp.*	972	46,977
Qualcomm, Inc.	8,370	299,228
Quest Diagnostics, Inc.*	1,134	72,349
Quintiles Transnational Corp.*	1,242	17,624
Qwest Communications International, Inc.*	17,982	85,954
R.J. Reynolds Tobacco Holdings	918	34,159
RadioShack Corp.	1,782	46,884
Raytheon Co.	4,374	143,642
Reebok International, Ltd.*	648	21,792
Regions Financial Corp.	2,376	80,261
Robert Half International, Inc.*	1,782	33,751
Rockwell Collins, Inc.	1,890	46,551
Rockwell International Corp.	1,944	46,345
Rohm & Haas Co.	2,376	73,727
Rowan Cos., Inc.*	972	21,773
Ryder System, Inc.	648	16,602
Sabre Holdings Corp.	1,512	37,271
SAFECO Corp.	1,458	51,438
Safeway, Inc.*	4,698	96,121
Sanmina-SCI Corp.*	5,400	34,074
Sara Lee Corp.	8,208	154,392
SBC Communications, Inc.	35,208	899,564
Schering-Plough Corp.	15,552	289,267
Schlumberger, Ltd.	6,156	292,841
Schwab (Charles) Corp.	14,310	144,388
Scientific-Atlanta, Inc.	1,566	37,333
Sealed Air Corp.*	918	43,751
Sears, Roebuck & Co.	3,240	108,994
Sempra Energy	2,214	63,166
Sherwin-Williams Co.	1,566	42,094
Siebel Systems, Inc.*	5,184	49,455
Sigma-Aldrich Corp.	756	40,960
Simon Property Group, Inc.	1,998	77,982
SLM Corp.	4,860	190,366
Snap-on, Inc.	594	17,244
Solectron Corp.*	8,802	32,919
Southern Co.	7,668	238,936
SouthTrust Corp.	3,618	98,410
Southwest Airlines Co.	8,262	142,107
Sprint Corp. (FON Group)	9,504	136,858
Sprint Corp. (PCS Group)*	10,854	62,411
St. Jude Medical, Inc.*	1,890	108,675

Common Stocks, continued

	Shares	Value
St. Paul Companies, Inc.	2,430	$88,719
Stanley Works	918	25,337
Staples, Inc.*	5,184	95,126
Starbucks Corp.*	4,158	101,954
Starwood Hotels & Resorts Worldwide, Inc.	2,106	60,211
State Street Corp.	3,510	138,294
Stryker Corp.	2,106	146,093
Sun Microsystems, Inc.*	34,236	157,486
SunGard Data Systems, Inc.*	3,024	78,352
Sunoco, Inc.	810	30,569
SunTrust Banks, Inc.	2,970	176,240
SuperValu, Inc.	1,404	29,933
Symantec Corp.*	1,566	68,685
Symbol Technologies, Inc.	2,430	31,614
Synovus Financial Corp.	3,240	69,660
Sysco Corp.	6,858	206,015
T. Rowe Price Group, Inc.	1,296	48,924
Target Corp.	9,666	365,762
TECO Energy, Inc.	1,890	22,661
Tektronix, Inc.*	918	19,829
Tellabs, Inc.*	4,374	28,737
Temple-Inland, Inc.	594	25,489
Tenet Healthcare Corp.*	4,968	57,877
Teradyne, Inc.*	1,944	33,651
Texas Instruments, Inc.	18,306	322,185
Textron, Inc.	1,458	56,891
The Pepsi Bottling Group, Inc.	2,916	58,378
Thermo Electron Corp.*	1,728	36,323
Thomas & Betts Corp.*	594	8,583
Tiffany & Co.	1,512	49,412
TJX Cos., Inc.	5,400	101,736
Torchmark Corp.	1,242	46,265
Toys R Us, Inc.*	2,268	27,488
Transocean Sedco Forex, Inc.	3,402	74,742
Travelers Property Casualty Corp.— Class B	10,638	167,761
Tribune Co.	3,294	159,100
Tupperware Corp.	594	8,530
TXU Corp.	3,402	76,375
Tyco International, Ltd.	21,168	401,769
U.S. Bancorp	20,358	498,771
Union Pacific Corp.	2,700	156,654
Union Planters Corp.	2,106	65,349
Unisys Corp.*	3,456	42,440
United Parcel Service, Inc.—Class B	11,934	760,196
United States Steel Corp.	1,080	17,680
United Technologies Corp.	4,968	351,883
UnitedHealth Group, Inc.	12,528	629,532
Univision Communications, Inc.— Class A*	2,430	73,872
Unocal Corp.	2,754	79,012
UnumProvident Corp.	3,024	40,552
UST, Inc.	1,782	62,423
Veritas Software Corp.*	4,374	125,403
Verizon Communications, Inc.	29,160	1,150,362
VF Corp.	1,134	38,522
Viacom, Inc.—Class B*	18,576	811,027
Visteon Corp.	1,404	9,645
Vulcan Materials Co.	1,080	40,036

See accompanying notes to the financial statements.

4

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Wachovia Corp.	14,256	$569,670
Wal-Mart Stores, Inc.	46,386	2,489,538
Walgreen Co.	10,854	326,705
Walt Disney Co.	21,654	427,667
Washington Mutual, Inc.	9,882	408,127
Waste Management, Inc.	6,264	150,899
Waters Corp.*	1,296	37,752
Watson Pharmaceuticals, Inc.*	1,134	45,780
Wellpoint Health Networks, Inc.*	1,566	132,014
Wells Fargo & Co.	17,766	895,406
Wendy’s International, Inc.	1,188	34,416
Weyerhaeuser Co.	2,322	125,388
Whirlpool Corp.	702	44,718
Williams Cos., Inc.	5,508	43,513
Winn-Dixie Stores, Inc.	1,512	18,613
Worthington Industries, Inc.	918	12,301
Wrigley (WM.) JR Co.	2,376	133,602
Wyeth	14,094	641,982
Xcel Energy, Inc.	4,212	63,348
Xerox Corp.*	7,830	82,920
Xilinx, Inc.*	3,564	90,205
XL Capital, Ltd.—Class A	1,458	121,014
Yahoo!, Inc.*	6,372	208,747
YUM! Brands, Inc.*	3,078	90,986
Zimmer Holdings, Inc.*	2,106	94,875
Zions Bancorp	972	49,193

TOTAL COMMON STOCKS		94,546,887

Federal Home Loan Bank (17.9%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$20,896,000	20,895,710

TOTAL FEDERAL HOME LOAN BANK		20,895,710

TOTAL INVESTMENTS (Cost $102,843,361)(a)—99.2%		115,442,597
Net other assets (liabilities)—0.8%		988,020

NET ASSETS—100.0%		$116,430,617

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $22,135,750)	91	$(345,834)

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $48,650)	(1)	$975

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$12,865,901
Unrealized depreciation	(266,665)

Net unrealized appreciation/depreciation	$12,599,236

The ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.2%
Aerospace/Defense	1.2%
Agriculture	1.0%
Airlines	0.1%
Apparel	0.2%
Auto Manufacturers	0.5%
Auto Parts & Equipment	0.2%
Banks	5.7%
Beverages	2.3%
Biotechnology	1.0%
Building Materials	0.2%
Chemicals	1.2%
Commercial Services	0.8%
Computers	3.6%
Cosmetics/Personal Care	2.0%
Distribution/Wholesale	0.1%
Diversified Financial Services	5.5%
Electric	2.2%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	0.0%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.5%
Forest & Paper Products	0.4%
Gas	0.1%
Hand/Machine Tools	0.1%
Healthcare—Products	2.9%
Healthcare—Services	1.2%
Home Builders	0.1%
Home Furnishings	0.1%
Household Products/Wares	0.2%
Housewares	0.1%
Insurance	3.9%
Internet	0.6%
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.2%
Machinery—Construction & Mining	0.2%
Machinery—Diversified	0.2%

See accompanying notes to the financial statements.

5

PROFUNDS VP ProFund VP Bull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Manufacturing	4.3%
Media	3.2%
Metals	0.0%
Mining	0.4%
Office/Business Equipment	0.2%
Oil & Gas	4.2%
Oil & Gas Services	0.5%
Packaging & Containers	0.1%
Pharmaceuticals	7.0%
Pipelines	0.2%
Real Estate Investment Trust	0.3%
Retail	5.8%
Savings & Loan	0.5%
Semiconductors	2.7%
Software	4.3%
Telecommunications	5.1%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.2%
Trucking & Leasing	0.0%
Other	18.7%

See accompanying notes to the financial statements.

6

PROFUNDS VP

ProFund VP Bull

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $102,843,361)	$115,442,597
Cash	22,301
Segregated cash balances with brokers for futures contracts	1,652,861
Dividends and interest receivable	112,690
Receivable for capital shares issued	236,346
Prepaid expenses	2,291

Total Assets	117,469,086

Liabilities:
Payable for capital shares redeemed	752,815
Variation margin on futures contracts	27,849
Advisory fees payable	65,726
Management services fees payable	13,145
Administration fees payable	4,176
Administrative services fees payable	52,875
Distribution fees payable	43,231
Other accrued expenses	78,652

Total Liabilities	1,038,469

Net Assets	$116,430,617

Net Assets consist of:
Capital	$123,847,896
Accumulated net investment income/(loss)	(132,536)
Accumulated net realized gains (losses) on investments and futures contracts	(19,539,120)
Net unrealized appreciation/depreciation on investments and futures contracts	12,254,377

Net Assets	$116,430,617

Shares of Beneficial Interest Outstanding	5,155,997

Net Asset Value (offering and redemption price per share)	$22.58

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$695,292
Interest	55,118

Total Investment Income	750,410

Expenses:
Advisory fees	336,475
Management services fees	67,295
Administration fees	23,744
Administrative services fees	174,102
Distribution fees	112,158
Custody fees	44,690
Fund accounting fees	43,196
Transfer agent fees	37,100
Other fees	47,287

Total Gross Expenses before reductions	886,047
Less Expenses reduced by the Advisor	(2,544)

Total Net Expenses	883,503

Net Investment Income/(Loss)	(133,093)

Realized and Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) on investments	(5,797,665)
Net realized gains (losses) on futures contracts	(285,328)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	9,748,446

Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	3,665,453

Change in Net Assets Resulting from Operations	$3,532,360

See accompanying notes to the financial statements.

7

PROFUNDS VP

ProFund VP Bull

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(133,093)	$(81,467)
Net realized gains (losses) on investments and futures contracts	(6,082,993)	(12,612,491)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	9,748,446	2,053,641

Change in net assets resulting from operations	3,532,360	(10,640,317)

Capital Transactions:
Proceeds from shares issued	528,543,367	368,175,334
Cost of shares redeemed	(508,394,623)	(285,371,272)

Change in net assets resulting from capital transactions	20,148,744	82,804,062

Change in net assets	23,681,104	72,163,745
Net Assets:
Beginning of period	92,749,513	20,585,768

End of period	$116,430,617	$92,749,513

Share Transactions:
Issued	25,100,792	17,148,702
Redeemed	(24,473,321)	(13,384,181)

Change in shares	627,471	3,764,521

See accompanying notes to the financial statements.

8

PROFUNDS VP

ProFund VP Bull

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002		For the period May 1, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$20.48		$26.94		$30.00

Investment Activities:
Net investment income/(loss)	(0.03	)(b)	(0.04	)(b)	(0.11	)(b)
Net realized and unrealized gains (losses) on investments and futures contracts	2.13		(6.42)		(2.95)

Total income/(loss) from investment activities	2.10		(6.46)		(3.06)

Net Asset Value, End of Period	$22.58		$20.48		$26.94

Total Return	10.25	%(c)	(23.98)%		(10.20	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$116,430,617		$92,749,513		$20,585,768
Ratio of net expenses to average net assets	1.97	%(d)	1.91%		2.25	%(d)
Ratio of net investment income/(loss) to average net assets	(0.30	)%(d)	(0.18)%		(0.60	)%(d)
Ratio of gross expenses to average net assets	1.97	%(d)	1.91%		2.25	%(d)
Portfolio turnover(e)	271%		260%		325%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

9

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (80.1%)

	Shares	Value
Aaron Rents, Inc.	870	$22,446
Abgenix, Inc.*	4,872	51,107
ABM Industries, Inc.	2,436	37,514
Actel Corp.*	1,392	28,536
Action Performance Cos., Inc.	1,044	19,836
Actuant Corp.*	696	32,935
Acuity Brands, Inc.	2,610	47,424
Adolor Corp.*	2,436	29,890
ADTRAN, Inc.*	1,740	89,244
Advanced Digital Information Corp.*	4,002	39,980
Advanced Neuromodulation Systems, Inc.*	522	27,024
ADVO, Inc.*	1,218	54,079
Aeroflex, Inc.*	4,350	33,669
AFC Enterprises, Inc.*	870	14,129
Agile Software Corp.*	2,958	28,545
AGL Resources, Inc.	4,872	123,944
Airborne, Inc.	4,002	83,642
Airgas, Inc.	4,350	72,862
AirTran Holdings, Inc.*	4,176	43,722
Alaska Air Group, Inc.*	1,566	33,591
Albany International Corp.—Class A	1,566	42,908
Albany Molecular Research, Inc.*	1,392	21,019
Alexander & Baldwin, Inc.	2,610	69,243
Alexandria Real Estate Equities, Inc.	1,566	70,470
Alkermes, Inc.*	3,480	37,410
Allen Telecom, Inc.*	2,784	45,992
Alliance Gaming Corp.*	2,610	49,355
Alpharma, Inc.	2,088	45,101
AMC Entertainment, Inc.*	1,914	21,896
Amcore Financial, Inc.	1,566	36,456
American Capital Strategies, Ltd.	5,916	147,545
American Italian Pasta Co.*	1,566	65,224
American Management Systems, Inc.*	2,958	42,240
American Medical Systems Holdings, Inc.*	4,002	67,514
American States Water Co.	1,044	28,501
American Tower Corp.*	10,266	90,853
AMERIGROUP Corp.*	522	19,418
Ameritrade Holding Corp.—Class A*	11,310	83,807
Ametek, Inc.	2,436	89,279
Amli Residential Properties Trust	1,044	24,586
AmSurg Corp.*	1,740	53,070
Amylin Pharmaceuticals, Inc.*	4,350	95,222
Analogic Corp.	522	25,453
Anchor BanCorp Wisconsin, Inc.	1,392	33,255
Anixter International, Inc.*	2,610	61,152
AnnTaylor Stores Corp.*	3,828	110,821
ANSYS, Inc.*	870	27,057
Anteon International Corp.*	1,044	29,138
Anthracite Capital, Inc.	4,350	52,461
Anworth Mortgage Asset Corp.	1,740	26,831
Apogee Enterprises, Inc.	1,740	15,695
Applera Corp.—Celera Genomics Group*	4,524	46,688
Applied Industrial Technologies, Inc.	1,218	25,700
Apria Healthcare Group, Inc.*	2,784	69,266
Arbitron, Inc.*	1,914	68,330
Arch Chemicals, Inc.	1,392	26,587
Arch Coal, Inc.	3,132	71,974
Argosy Gaming Co.*	1,740	36,383
Ariba, Inc.*	16,356	48,577

Common Stocks, continued

	Shares	Value
Arkansas Best Corp.	3,828	$91,067
Armor Holdings, Inc.*	1,566	20,984
Arris Group, Inc.*	4,002	19,850
Arrow International, Inc.	522	23,046
ArthroCare Corp.*	1,392	23,330
Ascential Software Corp.*	3,722	61,190
Asyst Technologies, Inc.*	2,436	16,297
Atherogenics, Inc.*	1,914	28,576
Atlantic Coast Airlines Holdings, Inc.*	2,610	35,209
ATMI, Inc.*	1,740	43,448
Atmos Energy Corp.	3,480	86,304
Atrix Laboratories, Inc.*	1,566	34,436
Atwood Oceanics, Inc.*	522	14,172
Avid Technology, Inc.*	2,088	73,226
Avista Corp.	3,132	44,318
Avocent Corp.*	3,828	114,572
Axcelis Technologies, Inc.*	8,004	48,984
Aztar Corp.*	2,262	36,441
Baldor Electric Co.	2,262	46,597
Bandag, Inc.	696	25,940
Bankatlantic Bancorp, Inc.—Class A	2,610	31,033
BankUnited Financial Corp.—Class A*	2,784	56,098
Banta Corp.	1,566	50,691
BARRA, Inc.*	1,740	62,118
Bay View Capital Corp.*	4,002	23,132
Beazer Homes U.S.A., Inc.*	1,218	101,702
Bedford Property Investors, Inc.	1,044	29,650
Belden, Inc.	1,566	24,884
Benchmark Electronics, Inc.*	1,392	42,818
Bio-Rad Laboratories, Inc.—Class A*	1,218	67,416
BioMarin Pharmaceutical, Inc.*	2,784	27,172
Black Box Corp.	1,740	62,988
Black Hills Corp.	1,740	53,418
Blyth, Inc.	2,088	56,794
Bob Evans Farms, Inc.	4,176	115,383
Borland Software Corp.*	6,612	64,599
Boston Private Financial Holdings, Inc.	2,088	44,015
Bowne & Co., Inc.	2,088	27,207
Boyd Gaming Corp.*	2,088	36,039
Brady Corp.—Class A	1,218	40,620
Brandywine Realty Trust	2,262	55,690
Briggs & Stratton Corp.	1,392	70,296
Bright Horizons Family Solutions, Inc.*	696	23,358
Brookline Bancorp, Inc.	4,524	63,336
Brooks Automation, Inc.*	4,698	53,275
Brown Shoe Co., Inc.	1,218	36,296
Burlington Coat Factory Warehouse Corp.	1,218	21,802
C&D Technologies, Inc.	1,740	24,986
Cabot Microelectronics Corp.*	2,958	149,289
Cabot Oil & Gas Corp.	1,914	52,846
CACI International, Inc.—Class A*	2,262	77,587
Cal Dive International, Inc.*	2,436	53,105
California Pizza Kitchen, Inc.*	1,044	22,446
Cambrex Corp.	1,566	36,049
Capital Automotive Real Estate Investment Trust	3,828	107,146
CARBO Ceramics, Inc.	522	19,445
Carlisle Cos., Inc.	2,088	88,030
Casey’s General Stores, Inc.	2,436	34,445
Cato Corp.—Class A	1,044	22,008

See accompanying notes to the financial statements.

10

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
CBL & Associates Properties, Inc.	1,740	$74,820
CDI Corp.*	870	22,585
Cell Genesys, Inc.*	5,220	45,101
Cell Therapeutics, Inc.*	2,088	20,316
Centex Construction Products, Inc.	522	20,927
Central Garden & Pet Co.*	870	20,750
CH Energy Group, Inc.	1,044	46,980
Charming Shoppes, Inc.*	6,612	32,862
Charter Municipal Mortgage Acceptance Co.	2,610	49,616
Chateau Communities, Inc.	2,262	66,933
Checkpoint Systems, Inc.*	2,262	32,007
Chelsea Property Group, Inc.	2,610	105,209
Chesapeake Corp.	870	19,010
Chesapeake Energy Corp.	10,614	107,201
Chiquita Brands International, Inc.*	2,262	32,799
Chittenden Corp.	3,480	95,178
Choice Hotels International, Inc.*	1,392	38,016
Christopher & Banks Corp.*	1,566	57,926
Ciber, Inc.*	3,480	24,430
Cima Labs, Inc.*	1,044	28,073
Cincinnati Bell, Inc.*	12,354	82,772
Claire’s Stores, Inc.	3,306	83,840
Clarcor, Inc.	1,566	60,369
CLECO Corp.	2,610	45,205
Cognex Corp.*	4,350	97,223
Cognizant Technology Solutions Corp.*	5,742	139,874
Coherent, Inc.*	2,088	49,966
Cohu, Inc.	1,392	21,715
Coinstar, Inc.*	2,436	45,943
Colonial Properties Trust	1,392	48,984
Commerce Group, Inc.	1,566	56,689
Commercial Federal Corp.	2,958	62,710
Commercial Metals Co.	1,566	27,859
Commercial NET Lease Realty	2,958	50,996
Commonwealth Telephone Enterprises, Inc.*	1,044	45,905
Commscope, Inc.*	3,480	33,060
Community Bank System, Inc.	696	26,448
Comstock Resources, Inc.*	1,392	19,043
CONMED Corp.*	2,436	44,481
Connetics Corp.*	2,088	31,257
Consolidated Graphics, Inc.*	696	15,924
Cooper Cos., Inc.	2,610	90,750
Corinthian Colleges, Inc.*	3,306	160,573
Corixa Corp.*	2,784	21,520
Corn Products International, Inc.	2,262	67,928
Cornerstone Realty Income Trust, Inc.	3,132	22,895
Corporate Executive Board Co.*	2,784	113,644
Corporate Office Properties Trust	1,218	20,621
Corrections Corp. of America*	1,740	44,074
Cost Plus, Inc.*	1,740	62,048
Covance, Inc.*	3,654	66,137
Cray, Inc.*	4,176	32,990
Credence Systems Corp.*	4,176	35,371
Cree Research, Inc.*	5,046	82,149
Crompton Corp.	7,134	50,295
Cross Country Healthcare, Inc.*	2,088	27,541
Crown American Realty Trust	1,566	16,819
Crown Holdings, Inc.*	12,180	86,965

Common Stocks, continued

	Shares	Value
Cuno, Inc.*	1,044	$37,709
Curtiss-Wright Corp.	696	43,987
CV Therapeutics, Inc.*	2,088	61,930
Cyberonics, Inc.*	3,306	71,112
Cytec Industries, Inc.*	3,306	111,742
Daktronics, Inc.*	870	14,225
Datascope Corp.	696	20,553
Del Monte Foods Co.*	13,746	121,514
Delphi Financial Group, Inc.—Class A	870	40,716
Delta & Pine Land Co.	2,436	53,543
Denbury Resources, Inc.*	1,566	21,031
Dendrite International, Inc.*	2,262	29,135
Digital Insight Corp.*	2,262	43,091
Digital River, Inc.*	4,524	87,313
Dime Community Bancshares, Inc.	2,262	57,568
DIMON, Inc.	2,610	18,688
Dionex Corp.*	1,218	48,416
Documentum, Inc.*	5,046	99,255
Dollar Thrifty Automotive Group, Inc.*	1,566	29,049
DoubleClick, Inc.*	7,482	69,209
DQE, Inc.	5,394	81,288
Dress Barn, Inc.*	1,392	17,637
DRS Technologies, Inc.*	1,566	43,723
DSP Group, Inc.*	2,262	48,701
Duane Reade, Inc.*	1,566	23,099
DuPont Photomasks, Inc.*	2,436	45,870
Dycom Industries, Inc.*	3,132	51,052
E.piphany, Inc.*	4,002	20,450
EarthLink, Inc.*	7,830	61,779
East-West Bancorp, Inc.	3,306	119,479
Eastgroup Properties, Inc.	1,044	28,188
Echelon Corp.*	1,740	23,960
Eclipsys Corp.*	2,610	27,248
EDO Corp.	1,044	18,479
eFunds Corp.*	3,480	40,124
EGL, Inc.*	5,394	81,989
El Paso Electric Co.*	2,958	36,472
Electro Scientific Industries, Inc.*	4,176	63,308
Electronics for Imaging, Inc.*	3,828	77,670
ElkCorp	1,218	27,405
EMCOR Group, Inc.*	1,044	51,531
Empire District Electric Co.	1,392	30,276
Endo Pharmaceuticals Holdings, Inc.*	1,392	23,553
Energen Corp.	2,262	75,325
Engineered Support Systems, Inc.	870	36,410
Entegris, Inc.*	3,306	44,433
Enterasys Networks, Inc.*	10,092	30,579
Entertainment Properties Trust	1,566	45,023
Enzo Biochem, Inc.*	1,454	31,299
Enzon, Inc.*	4,350	54,462
EPIQ Systems, Inc.*	1,218	20,913
Equity One, Inc.	1,392	22,829
eResearch Technology, Inc.*	5,916	131,099
ESCO Technologies, Inc.*	870	38,280
eSPEED, Inc.—Class A*	1,740	34,382
ESS Technology, Inc.*	4,872	47,502
Essex Property Trust, Inc.	1,392	79,692
Esterline Technologies Corp.*	1,392	24,235
Evergreen Resources, Inc.*	1,740	94,499
Exar Corp.*	2,610	41,316

See accompanying notes to the financial statements.

11

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Exelixis, Inc.*	2,958	$20,529
Extreme Networks, Inc.*	8,526	45,188
Exult, Inc.*	2,958	25,350
F5 Networks, Inc.*	1,914	32,251
FactSet Research Systems, Inc.	1,740	76,647
Federal Realty Investment Trust	3,654	116,928
Federal Signal Corp.	3,480	61,144
FEI Co.*	2,088	39,171
FelCor Lodging Trust, Inc.	3,132	24,586
Ferro Corp.	2,436	54,883
Fidelity National Information Solutions, Inc.*	870	22,690
Filenet Corp.*	4,872	87,891
Financial Federal Corp.*	1,044	25,474
Finish Line, Inc.—Class A*	1,218	27,052
First BanCorp.	2,088	57,316
First Community Bancorp—Class A	696	21,694
First Financial Holdings, Inc.	870	23,525
First Niagara Financial Group, Inc.	1,740	24,290
First Republic Bank*	2,088	55,541
FirstFed Financial Corp.*	2,088	73,686
Flagstar Bancorp, Inc.	2,436	59,560
FLIR Systems, Inc.*	4,524	136,399
Florida Rock Industries, Inc.	1,218	50,279
Flowers Foods, Inc.	2,088	41,259
FMC Corp.*	2,088	47,251
Fossil, Inc.*	3,654	86,088
Foundry Networks, Inc.*	7,308	105,235
Fred’s, Inc.	1,914	71,163
Fremont General Corp.	3,654	50,060
Frontier Oil Corp.	1,740	26,448
FTI Consulting, Inc.*	2,372	59,229
FuelCell Energy, Inc.*	3,828	31,351
G & K Services, Inc.	1,392	41,203
Gables Residential Trust	2,088	63,120
Gardner Denver, Inc.*	1,044	21,360
Gartner Group, Inc.*	5,220	39,568
Genesco, Inc.*	1,392	24,638
Genesis Microchip, Inc.*	2,262	30,627
Genlyte Group, Inc.*	696	24,339
Genta, Inc.*	2,610	34,765
Georgia Gulf Corp.	2,262	44,788
Getty Realty Corp.	1,044	23,302
Glenborough Realty Trust, Inc.	1,914	36,653
Glimcher Realty Trust	1,914	42,874
Global Industries, Ltd.*	4,176	20,128
GlobespanVirata, Inc.*	7,308	60,291
Gold Banc Corp., Inc.	3,480	36,575
Granite Construction, Inc.	2,088	40,006
Great Lakes Chemical Corp.	2,784	56,794
Great Lakes REIT, Inc.	1,392	22,272
Grey Wolf, Inc.*	10,440	42,178
Griffon Corp.*	1,740	27,840
Group 1 Automotive, Inc.*	1,218	39,475
Guitar Center, Inc.*	1,392	40,368
Gymboree Corp.*	1,566	26,277
Haemonetics Corp.*	1,044	19,523
Hain Celestial Group, Inc.*	1,392	22,258
Hancock Fabrics, Inc.	1,218	19,671
Handleman Co.*	1,566	25,056

Common Stocks, continued

	Shares	Value
Hanover Compressor Co.*	3,828	$43,256
Harbor Florida Bancshares, Inc.	1,392	33,352
Harland (John H.) Co.	2,262	59,174
Headwaters, Inc.*	2,262	33,229
Health Care REIT, Inc.	2,958	90,219
Healthcare Realty Trust, Inc.	2,784	81,154
Heartland Express, Inc.*	2,784	61,944
Hecla Mining Co.*	5,394	22,817
Heritage Property Investment Trust	1,392	37,695
Hilb, Rogal & Hamilton Co.	2,262	76,999
Hollywood Entertainment Corp.*	5,568	95,770
Home Properties of New York, Inc.	2,262	79,713
Hooper Holmes, Inc.	3,306	21,291
Horace Mann Educators Corp.	2,436	39,293
Hot Topic, Inc.*	4,872	131,105
Houston Exploration Co.*	696	24,151
Hovnanian Enterprises—Class A*	1,566	92,316
HRPT Properties Trust	8,352	76,838
Hughes Supply, Inc.	1,566	54,340
Hutchinson Technology, Inc.*	4,002	131,626
Hydril Co.*	696	18,966
Hyperion Solutions Corp.*	2,958	99,863
ICU Medical, Inc.*	870	27,101
Identix, Inc.*	5,220	33,147
IDEX Corp.	1,914	69,363
IDEXX Laboratories, Inc.*	4,524	152,368
IDX Systems Corp.*	1,044	16,203
IGEN International, Inc.*	1,740	54,636
IHOP Corp.	1,218	38,452
ILEX Oncology, Inc.*	2,088	40,528
Imagistics International, Inc.*	1,218	31,424
Imation Corp.	696	26,323
ImClone Systems, Inc.*	4,872	154,053
Immucor, Inc.*	696	15,166
IMPAC Mortgage Holdings, Inc.	3,306	55,177
INAMED Corp.*	1,218	65,394
Independent Bank Corp.	696	15,723
Informatica Corp.*	4,002	27,654
Insight Communications Co., Inc.*	3,132	41,280
Insight Enterprises, Inc.*	2,610	26,257
Insituform Technologies, Inc.—Class A*	1,566	27,687
Integra LifeSciences Holdings*	2,610	68,852
Inter-Tel, Inc.	1,566	33,231
Interdigital Communications Corp.*	3,480	81,328
Intergraph Corp.*	5,742	123,453
Intermagnetics General Corp.*	1,044	20,713
InterMune, Inc.*	1,740	28,031
International Multifoods Corp.*	1,044	23,918
Internet Security Systems, Inc.*	2,436	35,298
Interstate Bakeries Corp.	2,784	35,357
Invacare Corp.	1,566	51,678
Invision Technologies, Inc.*	1,044	25,943
Iomega Corp.*	3,306	35,044
Ionics, Inc.*	1,218	27,247
Irwin Financial Corp.	1,566	40,559
Itron, Inc.*	1,740	37,514
ITT Educational Services, Inc.*	3,480	101,790
J.B. Hunt Transport Services, Inc.*	1,914	72,254
Jack in the Box, Inc.*	2,262	50,443
Jacuzzi Brands, Inc.*	4,176	22,091

See accompanying notes to the financial statements.

12

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
JAKKS Pacific, Inc.*	2,088	$27,750
Jarden Corp.*	696	19,258
JDA Software Group, Inc.*	4,002	44,782
Jefferies Group, Inc.	1,740	86,634
JM Smucker Co.	2,958	117,995
Jo-Ann Stores, Inc.—Class A*	1,392	35,218
Journal Register Co.*	1,914	34,624
Joy Global, Inc.*	2,958	43,690
K-Swiss, Inc.—Class A	696	24,026
K-V Pharmaceutical Co.*	1,392	38,698
Kansas City Southern Industries, Inc.*	4,002	48,144
Kaydon Corp.	2,262	47,050
Keane, Inc.*	3,480	47,432
Kellwood Co.	1,914	60,540
Kelly Services, Inc.—Class A	1,044	24,482
Kennametal, Inc.	2,262	76,546
Key Energy Group*	7,308	78,341
Kilroy Realty Corp.	1,740	47,850
Kirby Corp.*	1,218	34,348
Knight Trading Group, Inc.*	15,138	94,158
Knight Transportation, Inc.*	2,088	51,991
Koger Equity, Inc.	1,218	20,986
Kopin Corp.*	4,350	26,622
Korn/Ferry International*	2,436	19,732
Kroll, Inc.*	1,740	47,084
Kronos, Inc.*	2,262	114,932
La Quinta Corp.*	8,700	37,497
Laclede Group, Inc.	1,218	32,642
LandAmerica Financial Group, Inc.	1,218	57,855
Landauer, Inc.	522	21,835
Landry’s Restaurants, Inc.	1,566	36,958
Landstar System, Inc.*	1,044	65,615
Lattice Semiconductor Corp.*	5,916	48,689
Legato Systems, Inc.*	5,916	49,635
Lennox International, Inc.	2,784	35,830
Lexington Corporate Properties Trust	1,740	30,798
Libbey, Inc.	1,044	23,699
Liberty Corp.	1,218	51,765
Ligand Pharmaceuticals, Inc.—Class B*	3,654	49,658
Lincoln Electric Holdings, Inc.	2,088	42,616
Linens ‘n Things, Inc.*	3,306	78,055
Littelfuse, Inc.*	1,218	27,234
LNR Property Corp.	1,566	58,568
Lone Star Steakhouse & Saloon, Inc.	1,044	22,728
Lone Star Technologies, Inc.*	1,914	40,539
Longs Drug Stores Corp.	2,088	34,661
Longview Fibre Co.	3,132	25,682
Louisiana-Pacific Corp.*	7,482	81,105
LTX Corp.*	3,480	29,998
M.D.C. Holdings, Inc.	1,853	89,463
M/I Schottenstein Homes, Inc.	870	37,132
Macdermid, Inc.	1,740	45,762
Macerich Co.	3,828	134,478
Macrovision Corp.*	3,132	62,389
MAF Bancorp, Inc.	1,392	51,601
Magnum Hunter Resources, Inc.*	3,132	25,025
Manhattan Associates, Inc.*	1,740	45,188
Manitowoc Co.	1,740	38,802
Manufactured Home Communities, Inc.	1,218	42,764
Martek Biosciences Corp.*	1,392	59,772

Common Stocks, continued

	Shares	Value
Marvel Enterprises, Inc.*	3,132	$59,820
Massey Energy Co.	4,002	52,626
Maverick Tube Corp.*	2,436	46,649
Maximus, Inc.*	1,044	28,846
Maxtor Corp.*	14,964	112,380
McDATA Corp.—Class A*	8,004	117,419
Mediacom Communications Corp.*	5,568	54,956
MEMC Electronic Materials, Inc.*	3,480	34,104
Mentor Corp.	4,872	94,419
Mentor Graphics Corp.*	7,656	110,859
Mercury Computer Systems, Inc.*	1,914	34,758
Merit Medical Systems, Inc.*	870	17,383
Meritage Corp.*	522	25,714
Methode Electronics, Inc.—Class A	2,088	22,446
MFA Mortgage Investments, Inc.	2,958	29,698
MGI Pharma, Inc.*	1,566	40,137
Micromuse, Inc.*	5,220	41,708
Micros Systems, Inc.*	1,044	34,431
Microsemi Corp.*	1,740	27,840
Mid-America Apartment Communities, Inc.	1,044	28,198
Mid-Atlantic Realty Trust	1,218	25,505
Millennium Chemicals, Inc.	4,176	39,714
Mills Corp.	2,088	70,052
Mine Safety Appliances Co.	522	22,770
Minerals Technologies, Inc.	1,392	67,734
Modine Manufacturing Co.	1,914	37,074
Monaco Coach Corp.*	1,566	24,007
Moog, Inc.—Class A*	870	30,233
Moore Wallace, Inc.*	739	10,849
Movie Gallery, Inc.*	1,044	19,262
MPS Group, Inc.*	5,916	40,702
Mueller Industries, Inc.*	2,088	56,606
Mykrolis Corp.*	2,436	24,725
Myriad Genetics, Inc.*	11,310	153,930
NACCO Industries, Inc.—Class A	348	20,511
National Health Investors, Inc.	1,566	28,877
National Penn Bancshares, Inc.	1,218	34,201
Nationwide Health Properties, Inc.	3,654	58,208
Nautica Enterprises, Inc.*	1,566	20,092
Nautilus Goup, Inc.	1,914	23,734
Navigant Consulting Co.*	2,784	32,990
NBTY, Inc.*	2,958	62,295
NCI Building Systems, Inc.*	1,218	20,341
NCO Group, Inc.*	1,218	21,814
NDCHealth Corp.	2,088	38,315
Nektar Therapeutics*	4,002	36,938
Net.B@nk, Inc.	11,136	146,550
NetIQ Corp.*	3,132	48,421
NetScreen Technologies, Inc.*	1,218	27,466
Neurocrine Biosciences, Inc.*	3,306	165,101
New Century Financial Corp.	1,392	60,761
New England Business Services, Inc.	870	26,100
New Jersey Resources Corp.	2,088	74,124
Newpark Resources, Inc.*	4,524	24,792
Newport Corp.*	2,436	36,053
Nextel Partners, Inc.—Class A*	4,872	35,566
Nordson Corp.	1,392	33,199
Northwest Natural Gas Co.	2,088	56,898
Novell, Inc.*	23,316	71,813
Noven Pharmaceuticals, Inc.*	1,740	17,818

See accompanying notes to the financial statements.

13

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
NPS Pharmaceuticals, Inc.*	2,436	$59,292
Nu Skin Enterprises, Inc.	2,958	30,911
NUI Corp.	1,044	16,203
O’Charley’s, Inc.*	1,044	22,477
Oceaneering International, Inc.*	1,566	40,011
OceanFirst Financial Corp.	696	17,003
Odyssey Healthcare, Inc.*	1,044	38,628
Odyssey Re Holdings Corp.	1,044	22,028
OfficeMax, Inc.*	7,308	47,867
Offshore Logistics, Inc.*	1,392	30,276
Ohio Casualty Corp.*	3,306	43,573
Olin Corp.	3,828	65,459
OmniVision Technologies, Inc.*	1,392	43,430
ONEOK, Inc.	6,264	122,962
Openwave Systems, Inc.*	11,484	22,394
Orbital Sciences Corp.*	2,784	20,323
Oriental Financial Group, Inc.	1,740	44,701
OshKosh B’Gosh, Inc.—Class A	696	18,792
Oshkosh Truck Corp.	1,044	61,930
OSI Pharmaceuticals, Inc.*	2,436	78,464
Overseas Shipholding Group, Inc.	1,740	38,297
Overture Services, Inc.*	3,480	63,092
Owens & Minor, Inc.	2,262	50,556
P.F. Chang’s China Bistro, Inc.*	2,436	119,876
Pacific Capital Bancorp	2,262	79,283
Pacific Sunwear of California, Inc.*	3,306	79,642
PacifiCare Health Systems, Inc.*	2,088	103,000
Palm, Inc.*	1,740	28,310
Pan Pacific Retail Properties	2,958	116,397
Panera Bread Co.*	3,480	139,199
Papa John’s International, Inc.*	870	24,404
Parametric Technology Corp.*	16,356	49,886
PAREXEL International Corp.*	1,566	21,846
Park Electrochemical Corp.	1,218	24,299
Parkway Properties, Inc.	522	21,950
Patina Oil & Gas Corp.	1,945	62,532
Paxar Corp.*	2,088	22,968
Payless ShoeSource, Inc.*	7,308	91,350
Pediatrix Medical Group, Inc.*	1,392	49,625
Pegasus Systems, Inc.*	1,566	25,448
Penn National Gaming, Inc.*	2,436	50,060
Penn Virginia Corp.	522	22,446
Pennsylvania Real Estate Investment Trust	1,044	31,268
Pep Boys-Manny, Moe & Jack	3,132	42,313
Perrigo Co.	4,350	68,034
PFF Bancorp, Inc.	696	26,900
Pharmaceutical Resources, Inc.*	174	8,467
Philadelphia Consolidated Holding Corp.*	1,218	49,207
Phillips-Van Heusen Corp.	1,566	21,345
Photon Dynamics, Inc.*	3,132	86,537
Photronics, Inc.*	3,654	63,762
Piedmont Natural Gas Co., Inc.	2,262	87,788
Pinnacle Systems, Inc.*	6,264	67,025
Pixelworks, Inc.*	2,784	16,537
Plains Exploration & Production Co.*	647	6,994
Plains Resources, Inc.*	1,566	22,159
Plantronics, Inc.*	2,784	60,329
Plexus Corp.*	5,916	68,211
PMA Capital Corp.—Class A	2,784	34,995

Common Stocks, continued

	Shares	Value
PNM Resources, Inc.	2,436	$65,163
PolyMedica Corp.	522	23,902
PolyOne Corp.	5,046	22,455
Port Financial Corp.	870	46,876
Possis Medical, Inc.*	1,044	14,324
Post Properties, Inc.	2,784	73,776
Potlatch Corp.	1,914	49,286
Power Integrations, Inc.*	2,088	50,780
Power-One, Inc.*	6,090	43,544
Powerwave Technologies, Inc.*	6,612	41,457
Pre-Paid Legal Services, Inc.*	1,044	25,609
Prentiss Properties Trust	2,784	83,492
PRG-Schultz International, Inc.*	2,610	15,399
Price Communications Corp.*	3,132	40,434
PRIMEDIA, Inc.*	8,526	26,004
Priority Healthcare Corp.—Class B*	1,566	29,049
ProAssurance Corp.*	1,566	42,266
Progress Software Corp.*	1,740	36,070
ProQuest Co.*	1,218	31,424
Prosperity Bancshares, Inc.	870	16,748
Protein Design Labs, Inc.*	7,830	109,463
Provident Bankshares Corp.	1,740	44,213
Province Healthcare Co.*	3,480	38,524
PS Business Parks, Inc.	696	24,569
PSS World Medical, Inc.*	4,524	26,013
Pulitzer, Inc.	696	34,396
Quanex Corp.	1,044	31,028
Quantum Corp.*	9,048	36,644
Quest Software, Inc.*	2,436	28,988
Quicksilver Resources, Inc.*	696	16,669
Quiksilver, Inc.*	3,480	57,385
R & G Finanical Corp.—Class B	1,044	31,007
RAIT Investment Trust	1,218	32,277
Ralcorp Holdings, Inc.*	1,914	47,773
Rambus, Inc.*	4,872	80,729
Range Resources Corp.*	3,306	20,729
RARE Hospitality International, Inc.*	1,392	45,491
Rayovac Corp.*	2,088	27,040
Realty Income Corp.	2,262	86,137
Red Hat, Inc.*	9,570	72,445
Redwood Trust, Inc.	696	27,777
Regal-Beloit Corp.	1,392	26,587
Regeneron Pharmaceuticals, Inc.*	2,262	35,627
Regis Corp.	5,046	146,585
RehabCare Group, Inc.*	1,044	15,295
Reliance Steel & Aluminum Co.	1,566	32,416
REMEC, Inc.*	3,480	24,221
Remington Oil & Gas Corp.*	1,392	25,585
ResMed, Inc.*	2,088	81,850
Resources Connection, Inc.*	1,218	29,061
Respironics, Inc.*	2,610	97,927
RFS Hotel Investors, Inc.	1,740	21,437
Right Management Consultants, Inc.*	1,218	15,408
RLI Corp.	1,044	34,348
Roadway Corp.	1,218	34,750
Rogers Corp.*	1,044	34,765
Rollins, Inc.	870	16,400
Roper Industries, Inc.	2,262	84,146
Roto-Rooter, Inc.	696	26,580
RSA Security, Inc.*	3,306	35,540

See accompanying notes to the financial statements.

14

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Ruddick Corp.	2,088	$32,823
Russ Berrie & Co., Inc.	1,044	38,116
Russell Corp.	1,566	29,754
Ryan’s Family Steak Houses, Inc.*	2,784	38,976
S1 Corp.*	4,350	17,574
Sandisk Corp.*	4,176	168,501
SangStat Medical Corp.*	12,528	163,991
Saxon Capital, Inc.*	1,740	30,241
Scansoft, Inc.*	3,654	19,841
School Specialty, Inc.*	1,566	44,568
Schulman (A.), Inc.	3,480	55,889
Schweitzer-Mauduit International, Inc.	1,044	25,202
SCP Pool Corp.*	1,740	59,856
Seacoast Financial Services Corp.	1,566	31,007
SEACOR SMIT, Inc.*	1,566	57,143
Select Medical Corp.*	1,044	25,923
Selective Insurance Group, Inc.	1,566	39,228
Senior Housing Properties Trust	2,958	40,110
Sensient Technologies Corp.	2,784	64,004
Sepracor, Inc.*	4,698	84,705
SERENA Software, Inc.*	1,566	32,698
Service Corp. International*	18,270	70,705
Shopko Stores, Inc.*	1,914	24,882
Shuffle Master, Inc.*	3,306	97,164
Shurgard Storage Centers, Inc.—Class A	2,610	86,339
Sierra Health Services, Inc.*	1,740	34,800
Sierra Pacific Resources*	6,612	39,275
Silicon Graphics, Inc.*	11,832	13,488
Silicon Image, Inc.*	3,654	20,389
Silicon Laboratories, Inc.*	2,088	55,624
Simpson Manufacturing Co., Inc.*	1,044	38,210
Sinclair Broadcast Group—Class A*	2,784	32,322
Skyworks Solutions, Inc.*	8,874	60,077
SL Green Realty Corp.	2,784	97,134
Smith (A.O.) Corp.	1,044	29,389
Sola International, Inc.*	1,392	24,221
Solutia, Inc.	6,438	14,035
Sonic Corp.*	2,436	61,947
Sonus Networks, Inc.*	11,310	56,889
Sotheby’s Holdings, Inc.—Class A*	2,784	20,713
Sourcecorp*	1,044	22,550
South Financial Group, Inc.	5,916	138,020
Southern Peru Copper Corp.	870	13,311
Southern Union Co.*	2,610	44,213
Southwest Bancorporation of Texas, Inc.*	3,828	124,448
Southwest Gas Corp.	2,088	44,224
Southwestern Energy Co.*	1,740	26,117
Sovran Self Storage, Inc.	870	27,405
Spanish Broadcasting System, Inc.*	3,654	29,780
Spartech Corp.	870	18,453
Speedway Motorsports, Inc.	870	23,316
Spherion Corp.*	3,654	25,395
Spinnaker Exploration Co.*	1,566	41,029
SPS Technologies, Inc.*	696	18,820
St. Mary Land & Exploration Co.	1,914	52,252
Stage Stores, Inc.*	1,392	32,712
Standard Pacific Corp.	2,436	80,778
Standard Register Co.	1,044	17,205
StarTek, Inc.*	696	18,305
Staten Island Bancorp, Inc.	3,654	71,180

Common Stocks, continued

	Shares	Value
Station Casinos, Inc.*	4,524	$114,230
Steel Dynamics, Inc.*	2,088	28,606
Stericycle, Inc.*	2,262	87,041
Sterling Bancshares, Inc.	2,610	34,139
Sterling Financial Corp.*	926	22,557
Stewart & Stevenson Services, Inc.	1,740	27,405
Stewart Enterprises, Inc.—Class A*	5,916	25,439
Stewart Information Services Corp.*	1,218	33,921
Stone Energy Corp.*	1,392	58,353
Strayer Education, Inc.	696	55,297
Stride Rite Corp.	2,262	22,530
Summit Properties, Inc.	1,392	28,745
Sunrise Assisted Living, Inc.*	1,218	27,259
Superior Energy Services, Inc.*	3,132	29,691
Superior Industries International, Inc.	2,262	94,326
SureWest Communications	870	26,318
SurModics, Inc.*	2,784	84,912
Susquehanna Bancshares, Inc.	2,610	60,944
Swift Energy Co.*	1,566	17,226
Sybron Dental Special, Inc.*	2,436	57,490
Sycamore Networks, Inc.*	9,918	37,986
Sylvan Learning Systems, Inc.*	4,524	103,328
Symyx Technologies, Inc.*	1,740	28,397
Take-Two Interactive Software, Inc.*	3,132	88,761
Taubman Centers, Inc.	2,262	43,340
Techne Corp.*	4,524	137,258
Technitrol, Inc.*	2,610	39,281
Tecumseh Products Co.	1,218	46,662
Tekelec*	3,132	35,392
Teledyne Technologies, Inc.*	1,914	25,073
Telik, Inc.*	2,088	33,554
Tennant Co.	522	19,184
Terex Corp.*	2,610	50,947
Tesoro Petroleum Corp.*	4,176	28,731
Tetra Tech, Inc.*	3,132	53,651
TETRA Technologies, Inc.*	870	25,796
Texas Industries, Inc.	1,392	33,130
Texas Regional Bancshares, Inc.—Class A	1,566	54,340
The Medicines Co.*	1,740	34,261
The Men’s Wearhouse, Inc.*	1,914	41,821
The Topps Co., Inc.*	2,262	19,431
Thomas & Betts Corp.*	2,784	40,229
Thor Industries, Inc.	1,044	42,615
Thoratec Corp.*	3,132	46,667
Thornburg Mortgage Asset Corp.	4,524	111,743
THQ, Inc.*	4,350	78,300
Tibco Software, Inc.*	5,046	25,684
Tom Brown, Inc.*	2,262	62,861
Too, Inc.*	3,132	63,423
Toro Co.	1,740	69,165
Town & Country Trust	1,044	24,273
Tractor Supply Co.*	1,044	49,851
Tredegar Corp.	1,566	23,474
Triad Guaranty, Inc.*	522	19,810
Triarc Cos., Inc.*	870	26,091
Trimble Navigation, Ltd.*	1,566	35,908
Trimeris, Inc.*	1,392	63,587
Trinity Industries, Inc.	2,436	45,090
TriQuint Semiconductor, Inc.*	8,700	36,192
Triumph Group, Inc.*	1,044	29,409

See accompanying notes to the financial statements.

15

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Tuesday Morning Corp.*	1,218	$32,033
Tupperware Corp.	3,306	47,474
U.S. Restaurant Properties, Inc.	1,740	27,318
UCBH Holdings, Inc.	4,524	129,748
UGI Corp.	3,132	99,284
UICI*	2,436	36,711
UIL Holdings Corp.	870	35,279
Ultratech Stepper, Inc.*	1,566	28,955
Umpqua Holdings Corp.	1,914	36,347
Unifi, Inc.*	3,132	19,418
Unisource Energy Corp.	1,740	32,712
Unit Corp.*	2,436	50,937
United Defense Industries, Inc.*	1,392	36,108
United Natural Foods, Inc.*	1,218	34,275
United Online, Inc.*	1,392	35,273
United Stationers, Inc.*	2,262	81,817
United Surgical Partners International, Inc.*	3,654	82,544
United Therapeutics Corp.*	1,044	22,738
Universal Compression Holdings, Inc.*	1,044	21,778
Universal Corp.	1,740	73,602
Universal Health Realty Income Trust	696	18,792
Urban Outfitters, Inc.*	1,566	56,219
US Oncology, Inc.*	4,350	32,147
USEC, Inc.	5,916	41,530
USF Corp.	1,914	51,621
Valhi, Inc.	1,566	15,065
Valmont Industries, Inc.	870	16,930
Varian Semiconductor Equipment Associates, Inc.*	3,480	103,566
Varian, Inc.*	2,262	78,424
VCA Antech, Inc.*	1,392	27,241
Vector Group, Ltd.	1,392	24,360
Veeco Instruments, Inc.*	4,872	82,970
Ventana Medical Systems, Inc.*	870	23,647
Ventas, Inc.	5,394	81,719
Verity, Inc.*	3,828	48,462
Viasys Healthcare, Inc.*	1,740	36,018
Vignette Corp.*	14,616	30,401
Vintage Petroleum, Inc.	3,132	35,329
VISX, Inc.*	3,132	54,340
Vitesse Semiconductor Corp.*	12,702	62,494
W Holding Co., Inc.	2,784	47,105
W-H Energy Services, Inc.*	1,566	30,506
Wabtec Corp.	2,262	31,464
Walter Industries, Inc.	1,740	20,445
Washington Real Estate Investment Trust	2,610	70,992
Waste Connections, Inc.*	1,914	67,086
Watsco, Inc.	1,218	20,170
Watson Wyatt & Co. Holdings*	1,218	28,233
Watts Industries, Inc.—Class A	1,044	18,635
Wausau-Mosinee Paper Corp.	2,436	27,283
Waypoint Financial Corp.	2,436	43,945
WD-40 Co.	1,044	29,806
WebEx Communications, Inc.*	1,914	26,700
webMethods, Inc.*	2,958	24,049
Websense, Inc.*	1,392	21,799
Wellman, Inc.	2,088	23,386
Werner Enterprises, Inc.	2,784	59,021
Westar Energy, Inc.	4,698	76,249

Common Stocks, continued

	Shares	Value
Westar Energy, Inc.	4,698	$76,249
Western Digital Corp.*	12,006	123,662
Western Gas Resources, Inc.	1,218	48,233
Westport Resources Corp.*	1,392	31,668
WGL Holdings, Inc.	3,828	102,208
Wilson Greatbatch Technologies, Inc.*	1,566	56,533
Winnebago Industries, Inc.	870	32,973
Wintrust Financial Corp.	1,044	30,902
WMS Industries, Inc.*	1,566	24,414
Wolverine World Wide, Inc.	2,784	53,620
Woodward Governor Co.	522	22,446
Worthington Industries, Inc.	4,872	65,285
WPS Resources Corp.	3,654	146,890
Wright Medical Group, Inc.*	1,044	19,836
WSFS Financial Corp.	1,392	53,453
XM Satellite Radio Holdings, Inc.—Class A*	6,264	69,218
Yankee Candle Co., Inc.*	1,740	40,403
Yellow Corp.*	3,828	88,618
Zoll Medical Corp.*	522	17,518
Zoran Corp.*	2,436	46,796

TOTAL COMMON STOCKS		38,190,354

Federal Agricultural Mortgage Corporation (3.3%)

	Principal Amount
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$1,588,000	1,587,978

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		1,587,978

Federal Home Loan Bank (3.3%)
Federal Home Loan Bank, 0.51%, 07/01/03	1,588,000	1,587,978

TOTAL FEDERAL HOME LOAN BANK		1,587,978

Federal National Mortgage Association (3.3%)
Federal National Mortgage Association, 0.51%, 07/01/03	1,588,000	1,587,978

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		1,587,978

Repurchase Agreements (6.7%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $1,585,035 (Collateralized by a Federal Home Loan Bank Security)	1,585,000	1,585,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with maturity value of $1,588,024 (Collateralized by U.S. Treasury Notes)	1,588,000	1,588,000

TOTAL REPURCHASE AGREEMENTS		3,173,000

TOTAL INVESTMENTS (Cost $41,871,488)(a)—96.7%		46,127,288
Net other assets (liabilities)—3.3%		1,556,409

NET ASSETS—100.0%		$47,683,697

See accompanying notes to the financial statements.

16

PROFUNDS VP ProFund VP Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
Russell 2000 Futures Contract expiring September 2003 (Underlying face amount at value $9,192,200)	41	$(44,285)
Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
Russell 2000 Index Swap Agreements expiring 09/26/03 (Underlying notional amount at value $541,964)	1,211	$(1,023)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$4,584,119
Unrealized depreciation	(328,319)

Net unrealized appreciation/depreciation	$4,255,800

The ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.1%
Aerospace/Defense	0.6%
Agriculture	0.4%
Airlines	0.2%
Apparel	0.7%
Auto Manufactures	0.1%
Auto Parts & Equipment	0.4%
Banks	3.4%
Biotechnology	1.7%
Building Materials	0.6%
Chemicals	2.1%
Coal	0.3%
Commercial Services	3.7%
Computers	4.0%
Distribution/Wholesale	0.6%
Diversified Financial Services	0.9%
Electric	1.5%
Electrical Components & Equipment	0.7%
Electronics	2.1%
Energy—Alternate Sources	0.1%
Engineering & Construction	0.4%
Entertainment	0.7%
Environmental Control	0.5%
Food	1.5%
Forest & Paper Products	0.4%
Gas	1.7%
Hand/Machine Tools	0.4%
Healthcare—Products	3.3%
Healthcare—Services	1.6%
Holding Companies—Diversified	0.0%
Home Builders	1.0%

Household Products/Wares	0.9%
Housewares	0.2%
Insurance	1.3%
Internet	2.6%
Investment Companies	0.3%
Iron/Steel	0.1%
Leisure Time	0.2%
Lodging	0.5%
Machinery—Construction & Mining	0.2%
Machinery—Diversified	1.1%
Manufacturing	1.3%
Media	0.8%
Metal Fabricate/Hardware	0.6%
Mining	0.2%
Office/Business Equipment	0.1%
Oil & Gas	2.1%
Oil & Gas Services	1.1%
Packaging & Containers	0.2%
Pharmaceuticals	3.8%
Pipelines	0.1%
Real Estate	0.2%
Real Estate Investment Trust	7.2%
Retail	5.7%
Savings & Loans	1.7%
Semiconductors	3.3%
Software	3.4%
Telecommunication	2.5%
Textiles	0.3%
Toys/Games/Hobbies	0.3%
Transportation	2.0%
Water	0.1%
Other	19.9%

See accompanying notes to the financial statements.

17

PROFUNDS VP

ProFund VP Small-Cap

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $38,698,488)	$42,954,288
Repurchase agreements, at cost	3,173,000

Total Investments	46,127,288
Cash	3,535
Segregated cash balances with brokers for futures contracts	648,825
Dividends and interest receivable	33,035
Receivable for investments sold	4,823,420
Prepaid expenses	996

Total Assets	51,637,099

Liabilities:
Payable for capital shares redeemed	3,827,122
Unrealized depreciation on swap agreements	1,023
Variation margin on futures contracts	2,050
Advisory fees payable	33,645
Management services fees payable	6,729
Administration fees payable	2,138
Administrative services fees payable	24,972
Distribution fees payable	26,255
Other accrued expenses	29,468

Total Liabilities	3,953,402

Net Assets	$47,683,697

Net Assets consist of:
Capital	$52,084,593
Accumulated net investment income/(loss)	(116,262)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(8,495,126)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	4,210,492

Net Assets	$47,683,697

Shares of Beneficial Interest Outstanding	1,869,595

Net Asset Value (offering and redemption price per share)	$25.50

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$124,949
Dividends	70,850

Total Investment Income	195,799

Expenses:
Advisory fees	136,745
Management services fees	27,349
Administration fees	10,683
Administrative services fees	40,434
Distribution fees	45,582
Custody fees	22,020
Fund accounting fees	16,373
Transfer agent fees	13,141
Other fees	15,150

Total Gross Expenses before reductions	327,477
Less Expenses reduced by the Advisor	(1,034)

Total Net Expenses	326,443

Net Investment Income/(Loss)	(130,644)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	480,429
Net realized gains (losses) on futures contracts and swap agreements	(144,991)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	4,381,027

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	4,716,465

Change in Net Assets Resulting from Operations	$4,585,821

See accompanying notes to the financial statements.

18

PROFUNDS VP

ProFund VP Small-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(130,644)	$(199,211)
Net realized gains (losses) on investments, futures contracts and swap agreements	335,438	(6,618,131)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	4,381,027	(1,045,114)

Change in net assets resulting from operations	4,585,821	(7,862,456)

Capital Transactions:
Proceeds from shares issued	111,445,944	321,293,250
Cost of shares redeemed	(106,959,950)	(294,783,892)

Change in net assets resulting from capital transactions	4,485,994	26,509,358

Change in net assets	9,071,815	18,646,902
Net Assets:
Beginning of period	38,611,882	19,964,980

End of period	$47,683,697	$38,611,882

Share Transactions:
Issued	4,766,054	12,979,957
Redeemed	(4,639,951)	(11,935,533)

Change in shares	126,103	1,044,424

See accompanying notes to the financial statements.

19

PROFUNDS VP

ProFund VP Small-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002		For the period May 1, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$22.15		$28.56		$30.00

Investment Activities:
Net investment income/(loss)	(0.08	)(b)	(0.16	)(b)	(0.10	)(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	3.43		(6.25)		(1.34)

Total income/(loss) from investment activities	3.35		(6.41)		(1.44)

Net Asset Value, End of Period	$25.50		$22.15		$28.56

Total Return	15.12	%(c)	(22.44)%		(4.80	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$47,683,697		$38,611,882		$19,964,980
Ratio of net expenses to average net assets	1.79	%(d)	1.97%		2.25	%(d)
Ratio of net investment income/(loss) to average net assets	(0.72	)%(d)	(0.62)%		(0.53	)%(d)
Ratio of gross expenses to average net assets	1.79	%(d)	1.97%		2.65	%(d)
Portfolio turnover(e)	187%		527%		2,627%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return, swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

20

PROFUNDS VP ProFund VP Europe 30 (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.6%)

	Shares	Value
Alcatel SA—ADR*	162,448	$1,453,910
Alcon, Inc.	32,032	1,463,862
ASM Lithography Holding NV*	136,136	1,301,460
AstraZeneca PLC—ADR	67,496	2,751,812
Aventis SA—ADR	40,040	2,190,188
BP Amoco PLC—ADR	116,688	4,903,231
Business Objects SA—ADR*	51,480	1,129,986
DaimlerChrysler AG	57,200	1,985,984
Diageo PLC—ADR	42,328	1,852,273
Elan Corp., PLC—ADR*	294,008	1,658,205
Ericsson (LM) Telephone Co.—ADR*	156,728	1,666,019
GlaxoSmithKline PLC—ADR	98,384	3,988,487
Gucci Group NV	13,728	1,345,344
HSBC Holdings PLC—ADR	48,048	2,840,118
Koninklijke (Royal) Philips Electronics NV—ADR	88,088	1,683,362
Nokia OYJ—ADR	176,176	2,894,572
Novartis AG—ADR	84,656	3,370,155
Royal Dutch Petroleum Co.—ADR	75,504	3,519,996
Ryanair Holdings PLC—ADR*	30,888	1,386,871
SAP AG—ADR	70,928	2,072,516
Shell Transport & Trading Co.—ADR	68,640	2,735,304
Shire Pharmaceuticals Group PLC—ADR*	53,768	1,059,230
Siemens AG—ADR	42,328	2,067,723
STMicroelectronics NV—ADR	75,504	1,569,728
Total Fina SA—ADR	49,192	3,728,754
UBS AG	50,336	2,788,614
Unilever NV—ADR	29,744	1,606,176
Vivendi Universal SA—ADR	90,376	1,666,533
Vodafone Group PLC—ADR	217,360	4,271,123
Willis Group Holdings, Ltd.	38,896	1,196,052

TOTAL COMMON STOCKS		68,147,588

Federal Home Loan Bank (0.6%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$439,000	438,994

TOTAL FEDERAL HOME LOAN BANK		438,994

TOTAL INVESTMENTS (Cost $64,540,626)(a)—100.2%		68,586,582
Net other assets (liabilities)—(0.2)%		(126,457)

NET ASSETS—100.0%		$68,460,125

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $486,500)	2	$(13,934)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$5,549,269
Unrealized depreciation	(1,503,313)

Net unrealized appreciation/depreciation	$4,045,956

ADR	American Depositary Receipt

The ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Airlines	2.0%
Apparel	2.0%
Auto Manufacturers	2.9%
Banks	8.2%
Beverages	2.7%
Electronics	2.5%
Food	2.3%
Healthcare	2.4%
Healthcare—Products	2.1%
Insurance	1.7%
Media	2.4%
Manufacturing	3.0%
Oil & Gas	21.8%
Pharmaceuticals	19.6%
Semiconductors	4.2%
Software	4.7%
Telecommunications	15.1%
Other	0.4%

The ProFund VP Europe 30 invested, as a percentage of net assets, in the following countries, as of June 30, 2003:

Finland	4.2%
France	14.8%
Germany	9.0%
Ireland	4.6%
Netherlands	13.8%
Sweden	2.4%
Switzerland	13.4%
United Kingdom	37.4%
United States	0.4%

See accompanying notes to the financial statements.

21

PROFUNDS VP

ProFund VP Europe 30

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $64,540,626)	$68,586,582
Cash	538
Segregated cash balances with brokers for futures contracts	35,625
Dividends and interest receivable	59,709
Receivable for capital shares issued	76,671
Prepaid expenses	844

Total Assets	68,759,969

Liabilities:
Payable for capital shares redeemed	169,844
Variation margin on futures contracts	600
Advisory fees payable	38,425
Management services fees payable	7,685
Administration fees payable	2,439
Administrative services fees payable	28,520
Distribution fees payable	18,048
Other accrued expenses	34,283

Total Liabilities	299,844

Net Assets	$68,460,125

Net Assets consist of:
Capital	$121,805,708
Accumulated net investment income/(loss)	604,419
Accumulated net realized gains (losses) on investments and futures contracts	(57,982,024)
Net unrealized appreciation/depreciation on investments and futures contracts	4,032,022

Net Assets	$68,460,125

Shares of Beneficial Interest Outstanding	3,461,453

Net Asset Value (offering and redemption price per share)	$19.78

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$916,205
Interest	24,298

Total Investment Income	940,503

Expenses:
Advisory fees	177,054
Management services fees	35,411
Administration fees	14,214
Administrative services fees	101,858
Distribution fees	59,018
Custody fees	14,981
Fund accounting fees	21,038
Transfer agent fees	18,471
Other fees	25,059

Total Gross Expenses before reductions	467,104
Less Expenses reduced by the Advisor	(898)

Total Net Expenses	466,206

Net Investment Income/(Loss)	474,297

Realized and Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) on investments	390,823
Net realized gains (losses) on futures contracts	671,812
Change in net unrealized appreciation (depreciation) on investments and futures contracts	1,499,188

Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	2,561,823

Change in Net Assets Resulting from Operations	$3,036,120

See accompanying notes to the financial statements.

22

PROFUNDS VP

ProFund VP Europe 30

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the year ended December 31, 2002

	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$474,297	$130,122
Net realized gains (losses) on investments and futures contracts	1,062,635	(11,575,321)
Change in net unrealized appreciation (depreciation) on investments and futures contracts	1,499,188	(1,797,172)

Change in net assets resulting from operations	3,036,120	(13,242,371)

Capital Transactions:
Proceeds from shares issued	195,177,179	524,228,975
Cost of shares redeemed	(162,872,177)	(530,120,763)

Change in net assets resulting from capital transactions	32,305,002	(5,891,788)

Change in net assets	35,341,122	(19,134,159)
Net Assets:
Beginning of period	33,119,003	52,253,162

End of period	$68,460,125	$33,119,003

Share Transactions:
Issued	10,551,106	25,708,782
Redeemed	(8,928,616)	(26,023,929)

Change in shares	1,622,490	(315,147)

See accompanying notes to the financial statements.

23

PROFUNDS VP

ProFund VP Europe 30

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002	For the year ended December 31, 2001		For the year ended December 31, 2000	For the period October 18, 1999(a) through December 31, 1999
Net Asset Value, Beginning of Period	$18.01		$24.26	$31.98		$36.82	$30.00

Investment Activities:
Net investment income/(loss)	0.19	(b)	0.07 (b)	(0.04	)(b)	0.09 (b)	(0.04)
Net realized and unrealized gains (losses) on investments and futures contracts	1.58		(6.32)	(7.68)		(4.79)	6.86

Total income/(loss) from investment activities	1.77		(6.25)	(7.72)		(4.70)	6.82

Distributions to Shareholders From:
Net realized gains on investments and futures contracts	—		—	—		(0.14)	—

Net Asset Value, End of Period	$19.78		$18.01	$24.26		$31.98	$36.82

Total Return	9.83	%(c)	(25.76)%	(24.14)%		(12.75)%	22.73	%(c)
Ratios/Supplemental Data:
Net assets, end of period	$68,460,125		$33,119,003	$52,253,162		$25,003,610	$3,262,131
Ratio of net expenses to average net assets	1.97	%(d)	1.98%	1.89%		1.65%	1.78	%(d)
Ratio of net investment income/(loss) to average net assets	2.01	%(d)	0.33%	(0.14)%		0.26%	(1.00	)%(d)
Ratio of gross expenses to average net assets	1.98	%(d)	2.03%	1.89%		1.65%	2.39	%(d)
Portfolio turnover(e)	354%		1,280%	1,002%		1,434%	100%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

24

PROFUNDS VP

Notes to Financial Statements

June 30, 2003

(Unaudited)

1.	Organization

ProFunds (the “Trust”) is a registered open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the “Advisor”) serves as the investment advisor for each of the ProFunds. BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Bull, ProFund VP Small-Cap and ProFund VP Europe 30 (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ/NMS, are valued at the closing price, if available, on the exchange or market where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price shall be the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Securities regularly traded in the OTC markets are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For the ProFunds VP, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued at the last bid quote (if purchased by a ProFund VP) or the last asked quote (if sold by a ProFund VP) prior to the time at which a ProFund VP calculates net asset value. Routine valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When market quotations are not readily available, a ProFund VP’s investments are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Advisor will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP.

The ProFunds VP require that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked

25

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP maintains a segregated account of securities as collateral for outstanding short sales, when required. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short.

Futures Contracts

The ProFunds VP may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at settlement of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Futures contracts may also be offset for settlement. Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the futures and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the futures or due to the inability of counterparties to perform.

Index Options and Options on Futures Contracts

The ProFunds VP may purchase call or put options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and to create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options and options on futures contracts are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected. Risk may also arise if there is an illiquid secondary market for the options or due to the inability of counterparties to perform.

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the ProFund VP Europe 30 denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

26

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

Swap Agreements

The ProFunds VP may enter into equity index, equity basket or interest rate swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities, or to manage exposure to a market or security. Swap agreements are two-party contracts for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The amount to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Most swap agreements entered into by the ProFunds VP calculate the obligations of the parties to the agreement on a “net basis”. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the contract based on the relative values of the positions held by each party to the contract (the “net amount”). A ProFund VP’s current obligations under a swap agreement are accrued daily (offset against any amounts owing to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty are covered by segregated assets determined to be liquid.

The counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus the dividends that would have been received on those stocks. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount is recorded as “unrealized gains or losses on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by the securities and cash of each particular ProFund VP.

The ProFunds VP may invest in swaps that provide the opposite return of the particular index (short the index). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund on the notional amount outstanding and that dividends on the underlying securities of the index reduce the value of the swap. These amounts are netted with any unrealized appreciation/depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another appropriate basis.

Distributions to Shareholders

Each of the ProFunds VP intends to declare and distribute net investment income and net capital gains annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

27

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

Federal Income Taxes

Each of the ProFunds VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders; the ProFunds VP intend to make timely distributions in order to avoid tax liability.

3.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP of 0.75%.

For its services as Administrator, the Trust pays BISYS an annual fee based on the following schedule of average net assets: 0.05% of average net assets from $0 to $2 billion, 0.04% on the next $3 billion of average net assets, 0.03% on the next $5 billion of average net assets, and 0.02% of average net assets over $10 billion. BISYS Fund Services, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees.

ProFund Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP will pay to ProFund Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets.

Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with ING Insurance Corporation (“ING”) pursuant to which ING will provide administrative services with respect to the ProFunds VP. For these services, the Trust pays ING a quarterly fee equal on an annual basis of up to 0.20% of the average daily net assets prior to May 1, 2003 and 0.25% of the average daily net assets subsequent to May 1, 2003 of each ProFund VP that were invested in such Fund through ING’s separate account.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. Each Non-Interested Trustee was compensated $5,500 in meeting and retainer fees during the six months ended June 30, 2003.

The Advisor has contractually agreed to waive advisory and management servicing fees, and if necessary, reimburse certain other expenses of each ProFund VP for the period ending December 31, 2003 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP.

The Advisor may request and receive reimbursement of the advisory and management servicing fees waived or limited and other expenses reimbursed by them at a later date not to exceed three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only if the operating expenses of the ProFund VP are at an annualized rate less than the expense limit for the payments made through the period ending December 31. As of June 30, 2003, the reimbursement that may potentially be made by the ProFunds VP is as follows:

Expires 2005
ProFund VP Europe 30	$21,392

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the period ended June 30, 2003 were as follows:

	Purchases	Sales
ProFund VP Bull	$196,703,881	$195,307,940
ProFund VP Small-Cap	39,192,856	37,731,992
ProFund VP Europe 30	176,821,826	138,729,747

28

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

5.	Federal Income Tax Information

As of the latest tax year end of December 31, 2002, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains to offset will not be distributed to shareholders:

	Expires 2008	Expires 2009	Expires 2010	Total
ProFund VP Bull	$—	$173,736	$1,707,847	$1,881,583
ProFund VP Small-Cap	—	1,079,530	7,828,329	8,907,859
ProFund VP Europe 30	7,828,365	10,516,081	21,104,698	39,449,144

At June 30, 2003, the cost of securities for federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation/Depreciation
ProFund VP Bull	$116,893,757	$—	$(1,451,160)	$(1,451,160)
ProFund VP Small-Cap	42,114,003	4,341,604	(328,319)	4,013,285
ProFund VP Europe 30	75,593,371	—	(7,006,789)	(7,006,789)

29

ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

INNOVATIONS IN INDEXING®

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Russell 2000® Index” is a trademark of the Frank Russell Company. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

6/03

SECTOR PROFUNDS VP

Financial

Healthcare

Technology

>	Semiannual Report

June 30, 2003

>  Table of Contents

i	MESSAGE FROM THE CHAIRMAN

SCHEDULE OF PORTFOLIO INVESTMENTS AND FINANCIAL STATEMENTS

1	ProFund VP Financial

6	ProFund VP Healthcare

10	ProFund VP Technology

15	NOTES TO FINANCIAL STATEMENTS

Message from the Chairman

Dear Shareholders:

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2003.

After a downturn that lasted almost three years, U.S. equity markets made impressive gains in the first half of 2003. Broad equity indexes moved higher, and as of June 30, the year-to-date returns for the Dow Jones Industrial Average, S&P 500 Index and Nasdaq-100 were 7.72%, 10.76% and 22.08%, respectively. 1

Economic news also began to take on a more positive tone. The Commerce Department estimated that Gross Domestic Product (GDP) grew at a 2.4% annualized rate for the second quarter, building on a 1.4% growth rate for the first quarter, and profitability of S&P 500 companies was generally on the rise. 1

Thank You

We realize that there are many alternatives for investors in the financial services industry, and so we are extremely grateful for the trust you have put in ProFunds. We are committed to justifying that confidence every day.

In the following pages, you will find financial information relating to ProFunds VP. Please read this information carefully.

Sincerely,

Michael Sapir

Chairman

1 Source: Bloomberg. You cannot invest directly in an index. Indexes are unmanaged; therefore, their performance does not reflect management fees and other expenses associated with mutual fund investing. Past performance is not predictive of future results.

PROFUNDS VP ProFund VP Financial (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.3%)

	Shares	Value
ACE, Ltd.	1,562	$53,561
AFLAC, Inc.	3,124	96,063
Allstate Corp.	5,538	197,430
Ambac Financial Group, Inc.	1,136	75,260
American Express Co.	8,378	350,284
American International Group, Inc.	16,472	908,924
AmSouth Bancorp	3,124	68,228
AON Corp.	3,408	82,065
Archstone-Smith Trust	3,834	92,016
Bank of America Corp.	9,656	763,113
Bank of New York Co., Inc.	5,822	167,383
Bank One Corp.	7,810	290,376
Banknorth Group, Inc.	2,130	54,358
BB&T Corp.	3,408	116,894
Bear Stearns Cos., Inc.	710	51,418
Boston Properties, Inc.	2,414	105,733
Capital One Financial Corp.	1,420	69,836
Charter One Financial, Inc.	994	30,993
Chubb Corp.	1,136	68,160
Cincinnati Financial Corp.	1,988	73,735
CIT Group, Inc.	2,414	59,505
Citigroup, Inc.	33,086	1,416,080
CNA Financial Corp.*	1,704	41,918
Comerica, Inc.	1,704	79,236
Compass Bancshares, Inc.	1,278	44,641
Countrywide Credit Industries, Inc.	994	69,153
Equity Office Properties Trust	4,544	122,733
Equity Residential Properties Trust	3,550	92,123
Everest Re Group, Ltd.	426	32,589
Fannie Mae	6,248	421,365
Fifth Third Bancorp	3,550	203,557
First Tennessee National Corp.	852	37,411
Fleet Boston Financial Corp.	7,384	219,379
Franklin Resources, Inc.	1,562	61,027
Freddie Mac	4,544	230,699
General Growth Properties, Inc.	1,846	115,264
Golden West Financial Corp.	1,562	124,976
Goldman Sachs Group, Inc.	3,408	285,420
GreenPoint Financial Corp.	1,562	79,568
Hartford Financial Services Group, Inc.	1,988	100,116
Hudson City Bancorp, Inc.	3,124	79,881
Huntington Bancshares, Inc.	2,414	47,121
J.P. Morgan Chase & Co.	12,780	436,820
Jefferson-Pilot Corp.	1,988	82,422
John Hancock Financial Services, Inc.	2,130	65,455
KeyCorp	3,976	100,474
Kimco Realty Corp.	1,704	64,582
Legg Mason, Inc.	710	46,115
Lincoln National Corp.	1,136	40,476
Loews Corp.	1,420	67,152
M&T Bank Corp.	994	83,715
Marsh & McLennan Cos., Inc.	3,976	203,054
Marshall & Ilsley Corp.	1,846	56,451
MBIA, Inc.	1,136	55,380
MBNA Corp.	8,378	174,598
Mellon Financial Corp.	3,550	98,513
Merrill Lynch & Co., Inc.	6,106	285,028
MetLife, Inc.	4,686	132,708
MGIC Investment Corp.	710	33,114
Morgan Stanley Dean Witter & Co.	6,816	291,384

Common Stocks, continued

	Shares	Value
National City Corp.	3,976	$130,055
National Commerce Financial Corp.	1,420	31,510
North Fork Bancorp, Inc.	1,988	67,711
Northern Trust Corp.	1,988	83,079
Old Republic International Corp.	1,278	43,797
Plum Creek Timber Co., Inc.	2,840	73,698
PNC Financial Services Group	1,988	97,034
Popular, Inc.	2,840	109,596
Principal Financial Group, Inc.	1,988	64,113
Progressive Corp.	1,278	93,422
Prologis Trust	3,124	85,285
Prudential Financial, Inc.	3,692	124,236
Public Storage, Inc.	1,278	43,286
Regions Financial Corp.	994	33,577
SAFECO Corp.	1,562	55,107
Schwab (Charles) Corp.	8,520	85,967
Simon Property Group, Inc.	2,840	110,845
SLM Corp.	3,834	150,178
SouthTrust Corp.	3,408	92,698
Sovereign Bancorp, Inc.	4,118	64,447
St. Paul Companies, Inc.	1,420	51,844
State Street Corp.	2,556	100,706
SunTrust Banks, Inc.	1,988	117,968
Synovus Financial Corp.	2,130	45,795
T. Rowe Price Group, Inc.	568	21,442
Torchmark Corp.	994	37,027
Total System Services, Inc.	2,272	50,666
Travelers Property Casualty Corp.—Class A	4,260	67,734
Travelers Property Casualty Corp.—Class B	4,686	73,898
U.S. Bancorp	12,780	313,110
Union Planters Corp.	2,130	66,094
UnionBanCal Corp.	1,846	76,369
UnumProvident Corp.	1,846	24,755
Vornado Realty Trust	1,846	80,486
Wachovia Corp.	8,946	357,482
Washington Mutual, Inc.	6,390	263,906
Wells Fargo & Co.	11,218	565,386
XL Capital, Ltd.—Class A	852	70,716
Zions Bancorp	994	50,306

TOTAL COMMON STOCKS		14,072,364

See accompanying notes to the financial statements.

1

PROFUNDS VP ProFund VP Financial (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Home Loan Bank (0.3%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$42,000	$41,999

TOTAL FEDERAL HOME LOAN BANK		41,999

TOTAL INVESTMENTS (Cost $11,765,420)(a)—99.6%		14,114,363
Net other assets (liabilities)—0.4%		50,110

NET ASSETS—100.0%		$14,164,473

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$2,382,515
Unrealized depreciation	(33,572)

Net unrealized appreciation/depreciation	$2,348,943

See accompanying notes to the financial statements.

2

PROFUNDS VP

ProFund VP Financial

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $11,765,420)	$14,114,363
Cash	139
Dividends and interest receivable	25,114
Receivable for capital shares issued	1,741,397
Prepaid expenses	442

Total Assets	15,881,455

Liabilities:
Payable for investments purchased	1,685,124
Payable for capital shares redeemed	22
Advisory fees payable	7,163
Management services fees payable	1,432
Administration fees payable	572
Administrative services fees payable	5,401
Distribution fees payable	3,757
Other accrued expenses	13,511

Total Liabilities	1,716,982

Net Assets	$14,164,473

Net Assets consist of:
Capital	$18,600,087
Accumulated net investment income/(loss)	61,034
Accumulated net realized gains (losses) on investments	(6,845,591)
Net unrealized appreciation/depreciation on investments	2,348,943

Net Assets	$14,164,473

Shares of Beneficial Interest Outstanding	534,129

Net Asset Value (offering and redemption price per share)	$26.52

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$167,139
Interest	159

Total Investment Income	167,298

Expenses:
Advisory fees	56,517
Management services fees	11,304
Administration fees	3,401
Administrative services fees	34,472
Distribution fees	18,839
Custody fees	12,347
Fund accounting fees	6,669
Transfer agent fees	6,241
Other fees	12,316

Total Gross Expenses before reductions	162,106
Less Expenses reduced by the Advisor	(13,316)

Total Net Expenses	148,790

Net Investment Income/(Loss)	18,508

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	800,110
Change in net unrealized appreciation (depreciation) on investments	1,208,847

Net Realized and Unrealized Gains (Losses) on Investments	2,008,957

Change in Net Assets Resulting from Operations	$2,027,465

See accompanying notes to the financial statements.

3

PROFUNDS VP

ProFund VP Financial

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$18,508	$53,577
Net realized gains (losses) on investments	800,110	(5,839,251)
Change in net unrealized appreciation (depreciation) on investments	1,208,847	(258,523)

Change in net assets resulting from operations	2,027,465	(6,044,197)

Capital Transactions:
Proceeds from shares issued	60,161,294	254,024,533
Cost of shares redeemed	(59,921,956)	(256,171,559)

Change in net assets resulting from capital transactions	239,338	(2,147,026)

Change in net assets	2,266,803	(8,191,223)
Net Assets:
Beginning of period	11,897,670	20,088,893

End of period	$14,164,473	$11,897,670

Share Transactions:
Issued	2,466,808	9,428,129
Redeemed	(2,431,630)	(9,646,177)

Change in shares	35,178	(218,048)

See accompanying notes to the financial statements.

4

PROFUNDS VP

ProFund VP Financial

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002	For the period January 22, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$23.85		$28.02	$30.00

Investment Activities:
Net investment income/(loss)	0.03	(b)	0.06 (b)	0.04	(b)
Net realized and unrealized gains (losses) on investments	2.64		(4.23)	(2.02)

Total income/(loss) from investment activities	2.67		(4.17)	(1.98)

Net Asset Value, End of Period	$26.52		$23.85	$28.02

Total Return	11.19	%(c)	(14.88)%	(6.60	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$14,164,473		$11,897,670	$20,088,893
Ratio of net expenses to average net assets	1.97	%(d)	1.98%	2.10	%(d)
Ratio of net investment income/(loss) to average net assets	0.25	%(d)	0.22%	0.16	%(d)
Ratio of gross expenses to average net assets	2.15	%(d)	2.14%	2.10	%(d)
Portfolio turnover(e)	431%		1,341%	1,330%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

5

PROFUNDS VP ProFund VP Healthcare (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (99.7%)

	Shares	Value
Abbott Laboratories	41,496	$1,815,865
AdvancePCS*	1,824	69,732
Aetna, Inc.	4,104	247,061
Affymetrix, Inc.*	1,824	35,951
Alcon, Inc.	8,208	375,106
Allergan, Inc.	3,648	281,261
Amgen, Inc.*	34,200	2,272,248
Amylin Pharmaceuticals, Inc.*	3,648	79,855
Andrx Group*	1,824	36,298
Anthem, Inc.*	3,648	281,443
Apogent Technologies, Inc.*	3,192	63,840
Applera Corp.—Applied Biosystems Group	6,384	121,488
Apria Healthcare Group, Inc.*	2,736	68,072
Bard (C.R.), Inc.	1,368	97,552
Barr Laboratories, Inc.*	1,824	119,472
Bausch & Lomb, Inc.	1,824	68,400
Baxter International, Inc.	15,960	414,960
Beckman Coulter, Inc.	1,368	55,596
Becton, Dickinson & Co.	6,840	265,734
Biogen, Inc.*	4,560	173,280
Biomet, Inc.	7,296	209,103
Boston Scientific Corp.*	10,944	668,678
Bristol-Myers Squibb Co.	51,984	1,411,366
Caremark Rx, Inc.*	7,296	187,361
Celgene Corp.*	3,192	97,037
Cephalon, Inc.*	2,280	93,845
Charles River Laboratories International, Inc.*	1,824	58,696
Chiron Corp.*	6,384	279,108
CIGNA Corp.	4,104	192,642
Community Health Systems*	3,648	70,370
Coventry Health Care, Inc.*	1,824	84,196
CYTYC Corp.*	3,648	38,377
DaVita, Inc.*	1,368	36,635
DENTSPLY International, Inc.	2,280	93,252
Edwards Lifesciences Corp.*	1,824	58,623
Eli Lilly & Co.	30,096	2,075,721
Express Scripts, Inc.—Class A*	2,736	186,924
First Health Group Corp.*	2,736	75,513
Fisher Scientific International, Inc.*	2,280	79,572
Forest Laboratories, Inc.*	9,576	524,286
Genentech, Inc.*	14,136	1,019,488
Genzyme Corp.—General Division*	5,928	247,790
Gilead Sciences, Inc.*	5,472	304,134
Guidant Corp.	8,208	364,353
HCA, Inc.	13,680	438,306
Health Management Associates, Inc.—Class A	6,384	117,785
Health Net, Inc.*	4,104	135,227
Hillenbrand Industries, Inc.	1,368	69,016
Human Genome Sciences, Inc.*	5,016	63,804
Humana, Inc.*	5,016	75,742
ICN Pharmaceuticals, Inc.	2,280	38,213
ICOS Corp.*	1,824	67,032
IDEC Pharmaceuticals Corp.*	4,560	155,040
ImClone Systems, Inc.*	2,280	72,094
IMS Health, Inc.	7,752	139,458
Invitrogen Corp.*	2,280	87,484
IVAX Corp.*	5,472	97,675

Common Stocks, continued

	Shares	Value
Johnson & Johnson	78,888	$4,078,510
King Pharmaceuticals, Inc.*	6,840	100,958
Laboratory Corp. of America Holdings*	4,104	123,736
Lincare Holdings, Inc.*	3,648	114,948
Manor Care, Inc.*	2,280	57,023
Medicis Pharmaceutical Corp.*	912	51,710
MedImmune, Inc.*	7,296	265,356
Medtronic, Inc.	32,832	1,574,951
Merck & Co., Inc.	60,192	3,644,625
Mid Atlantic Medical Services, Inc.*	1,368	71,546
Millennium Pharmaceuticals, Inc.*	9,120	143,458
Monsanto Co.	7,752	167,753
Mylan Laboratories, Inc.	5,472	190,261
Neurocrine Biosciences, Inc.*	1,368	68,318
Omnicare, Inc.	2,280	77,041
Oxford Health Plans, Inc.*	2,736	114,994
PacifiCare Health Systems, Inc.*	912	44,989
Patterson Dental Co.*	2,280	103,466
Pfizer, Inc.	212,040	7,241,165
Pharmaceutical Product Development, Inc.*	1,824	52,404
Pharmaceutical Resources, Inc.*	912	44,378
Protein Design Labs, Inc.*	3,192	44,624
Quest Diagnostics, Inc.*	3,192	203,650
Quintiles Transnational Corp.*	2,736	38,824
Renal Care Group, Inc.*	2,736	96,335
ResMed, Inc.*	912	35,750
Respironics, Inc.*	1,368	51,327
Schering-Plough Corp.	40,128	746,381
Sepracor, Inc.*	3,192	57,552
SICOR, Inc.*	3,192	64,925
St. Jude Medical, Inc.*	5,016	288,420
STERIS Corp.*	1,824	42,116
Stryker Corp.	5,016	347,960
Taro Pharmaceutical Industries, Ltd.*	912	50,051
Tenet Healthcare Corp.*	13,224	154,060
Triad Hospitals, Inc.*	2,280	56,590
UnitedHealth Group, Inc.	8,208	412,451
Universal Health Services, Inc.—Class B*	1,824	72,267
Varian Medical Systems, Inc.*	2,280	131,260
Watson Pharmaceuticals, Inc.*	2,736	110,452
Wellpoint Health Networks, Inc.*	4,104	345,967
Wyeth	35,568	1,620,122
Zimmer Holdings, Inc.*	5,016	225,971

TOTAL COMMON STOCKS		40,485,805

TOTAL INVESTMENTS (Cost $37,650,757)(a)—99.7%		40,485,805
Net other assets (liabilities)—0.3%		104,325

NET ASSETS—100.0%		$40,590,130

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$3,543,707
Unrealized depreciation	(708,659)

Net unrealized appreciation/depreciation	$2,835,048

See accompanying notes to the financial statements.

6

PROFUNDS VP

ProFund VP Healthcare

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $37,650,757)	$40,485,805
Dividends and interest receivable	10,100
Receivable for capital shares issued	4,829,533
Prepaid expenses	550

Total Assets	45,325,988

Liabilities:
Cash overdraft	154,530
Payable for investments purchased	4,528,901
Payable for capital shares redeemed	75
Advisory fees payable	14,479
Management services fees payable	2,896
Administration fees payable	996
Administrative services fees payable	9,621
Distribution fees payable	6,041
Other accrued expenses	18,319

Total Liabilities	4,735,858

Net Assets	$40,590,130

Net Assets consist of:
Capital	$49,144,782
Accumulated net investment income/(loss)	(64,345)
Accumulated net realized gains (losses) on investments	(11,325,355)
Net unrealized appreciation/depreciation on investments	2,835,048

Net Assets	$40,590,130

Shares of Beneficial Interest Outstanding	1,653,592

Net Asset Value (offering and redemption price per share)	$24.55

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$100,893
Interest	302

Total Investment Income	101,195

Expenses:
Advisory fees	63,085
Management services fees	12,617
Administration fees	6,062
Administrative services fees	38,054
Distribution fees	21,029
Custody fees	10,661
Fund accounting fees	8,148
Transfer agent fees	7,047
Other fees	11,632

Total Gross Expenses before reductions	178,335
Less Expenses reduced by the Advisor	(12,795)

Total Net Expenses	165,540

Net Investment Income/(Loss)	(64,345)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(775,768)
Change in net unrealized appreciation (depreciation) on investments	1,172,139

Net Realized and Unrealized Gains (Losses) on Investments	396,371

Change in Net Assets Resulting from Operations	$332,026

See accompanying notes to the financial statements.

7

PROFUNDS VP

ProFund VP Healthcare

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(64,345)	$(119,837)
Net realized gains (losses) on investments	(775,768)	(5,407,466)
Change in net unrealized appreciation (depreciation) on investments	1,172,139	(4,248)

Change in net assets resulting from operations	332,026	(5,531,551)

Capital Transactions:
Proceeds from shares issued	98,848,665	162,519,407
Cost of shares redeemed	(73,213,039)	(175,592,623)

Change in net assets resulting from capital transactions	25,635,626	(13,073,216)

Change in net assets	25,967,652	(18,604,767)
Net Assets:
Beginning of period	14,622,478	33,227,245

End of period	$40,590,130	$14,622,478

Share Transactions:
Issued	4,256,986	6,734,915
Redeemed	(3,268,755)	(7,238,169)

Change in shares	988,231	(503,254)

See accompanying notes to the financial statements.

8

PROFUNDS VP

ProFund VP Healthcare

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the year ended December 31, 2002		For the period January 23, 2001(a) through December 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$21.98		$28.43		$30.00

Investment Activities:
Net investment income/(loss)	(0.09	)(b)	(0.13	)(b)	(0.30	)(b)
Net realized and unrealized gains (losses) on investments	2.66		(6.32)		(1.27)

Total income/(loss) from investment activities	2.57		(6.45)		(1.57)

Net Asset Value, End of Period	$24.55		$21.98		$28.43

Total Return	11.69	%(c)	(22.69)%		(5.23	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$40,590,130		$14,622,478		$33,227,245
Ratio of net expenses to average net assets	1.97	%(d)	1.98%		2.06	%(d)
Ratio of net investment income/(loss) to average net assets	(0.76	)%(d)	(0.54)%		(1.10	)%(d)
Ratio of gross expenses to average net assets	2.12	%(d)	2.14%		2.06	%(d)
Portfolio turnover(e)	408%		897%		1,032%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

9

PROFUNDS VP ProFund VP Technology (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (98.8%)

	Shares	Value
3Com Corp.*	2,514	$11,766
ADC Telecommunications, Inc.*	7,542	17,558
Adobe Systems, Inc.	2,095	67,187
ADTRAN, Inc.*	419	21,491
Advanced Micro Devices, Inc.*	3,352	21,486
Affiliated Computer Services, Inc.— Class A*	1,257	57,483
Agere Systems, Inc.*	11,732	27,336
Altera Corp.*	3,352	54,973
Amdocs, Ltd.*	2,095	50,280
Amkor Technology, Inc.*	3,352	44,045
Amphenol Corp.—Class A*	838	39,235
Analog Devices, Inc.*	2,933	102,127
Apple Computer, Inc.*	3,352	64,090
Applied Materials, Inc.*	14,665	232,587
Applied Micro Circuits Corp.*	3,771	22,815
Autodesk, Inc.	838	13,542
Avaya, Inc.*	3,771	24,361
BEA Systems, Inc.*	4,190	45,503
BearingPoint, Inc.*	3,352	32,347
BMC Software, Inc.*	2,514	41,054
Broadcom Corp.—Class A*	1,676	41,749
Cadence Design Systems, Inc.*	3,352	40,425
Check Point Software Technologies, Ltd.*	2,933	57,340
CIENA Corp.*	4,190	21,746
Cisco Systems, Inc.*	59,498	993,021
Citrix Systems, Inc.*	1,676	34,123
Computer Associates International, Inc.	5,447	121,35
Computer Sciences Corp.*	1,676	63,889
Compuware Corp.*	3,771	21,759
Comverse Technology, Inc.*	1,257	18,893
Corning, Inc.*	10,894	80,507
Dell Computer Corp.*	17,169	548,720
Electronic Data Systems Corp.	4,190	89,876
EMC Corp.*	19,693	206,186
Emulex Corp.*	838	19,081
Foundry Networks, Inc.*	1,676	24,134
Harris Corp.	1,257	37,773
Hewlett-Packard Co.	25,559	544,407
Intel Corp.	55,308	1,149,521
International Business Machines Corp.	14,246	1,175,294
International Rectifier Corp.*	838	22,475
Intersil Corp.—Class A*	1,676	44,598
Intuit, Inc.*	1,676	74,632
J.D. Edwards & Co.*	1,257	18,013
JDS Uniphase Corp.*	10,894	38,238
Juniper Networks, Inc.*	3,352	41,464
KLA-Tencor Corp.*	2,095	97,397
Lam Research Corp.*	1,676	30,520
Level 3 Communications, Inc.*	4,609	30,604
Lexmark International Group, Inc.*	1,257	88,958
Linear Technology Corp.	2,514	80,976
LSI Logic Corp.*	5,447	38,565
Lucent Technologies, Inc.*	33,101	67,195
Marvell Technology Group, Ltd.*	1,257	43,203
Maxim Integrated Products, Inc.	2,514	85,954
Maxtor Corp.*	3,352	25,174
Mercury Interactive Corp.*	1,257	48,533

Common Stocks, continued

	Shares	Value
Microchip Technology, Inc.	2,095	$51,600
Micron Technology, Inc.*	5,447	63,349
Microsoft Corp.	90,085	2,307,078
Motorola, Inc.	20,531	193,607
National Semiconductor Corp.*	2,095	41,313
NCR Corp.*	1,257	32,204
NetScreen Technologies, Inc.*	1,676	37,794
Network Appliance, Inc.*	2,933	47,544
Network Associates, Inc.*	1,676	21,252
Novellus Systems, Inc.*	1,676	61,377
NVIDIA Corp.*	1,676	38,565
Oracle Corp.*	44,833	538,893
PanAmSat Corp.*	1,257	23,167
PeopleSoft, Inc.*	2,933	51,591
Pitney Bowes, Inc.	3,352	128,750
PMC-Sierra, Inc.*	2,095	24,574
QLogic Corp.*	1,257	60,751
Qualcomm, Inc.	6,704	239,667
Rambus, Inc.*	1,676	27,771
Reynolds & Reynolds Co.	1,257	35,900
Rockwell Collins, Inc.	2,095	51,600
Sandisk Corp.*	838	33,813
Scientific-Atlanta, Inc.	1,676	39,956
Siebel Systems, Inc.*	4,609	43,970
Storage Technology Corp.*	1,257	32,355
Sun Microsystems, Inc.*	28,911	132,991
SunGard Data Systems, Inc.*	2,095	54,281
Symantec Corp.*	1,257	55,132
Synopsys, Inc.*	838	51,830
Tellabs, Inc.*	3,771	24,775
Teradyne, Inc.*	2,933	50,770
Texas Instruments, Inc.	14,246	250,730
Unisys Corp.*	4,190	51,453
UTStarcom, Inc.*	1,257	44,711
VeriSign, Inc.*	2,095	28,974
Veritas Software Corp.*	3,771	108,115
WebMD Corp.*	3,771	40,840
Western Digital Corp.*	2,514	25,894
Xerox Corp.*	7,123	75,433
Xilinx, Inc.*	2,933	74,234
Yahoo!, Inc.*	5,028	164,717
Zebra Technologies Corp.*	419	31,505

TOTAL COMMON STOCKS		12,652,394

See accompanying notes to the financial statements.

10

PROFUNDS VP ProFund VP Technology (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Home Loan Bank (0.3%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$35,000	$34,999

TOTAL FEDERAL HOME LOAN BANK		34,999

TOTAL INVESTMENTS (Cost $9,439,323)(a)—99.1%		12,687,393
Net other assets (liabilities)—0.9%		120,901

NET ASSETS—100.0%		$12,808,294

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$3,262,428
Unrealized depreciation	(14,358)

Net unrealized appreciation/depreciation	$3,248,070

See accompanying notes to the financial statements.

11

PROFUNDS VP

ProFund VP Technology

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $9,439,323)	$12,687,393
Cash	770
Dividends and interest receivable	5,476
Receivable for investments sold	317,362
Receivable for capital shares issued	5,227
Prepaid expenses	491

Total Assets	13,016,719

Liabilities:
Payable for capital shares redeemed	165,435
Advisory fees payable	10,951
Management services fees payable	2,191
Administration fees payable	726
Administrative services fees payable	6,247
Distribution fees payable	5,049
Other accrued expenses	17,826

Total Liabilities	208,425

Net Assets	$12,808,294

Net Assets consist of:
Capital	$23,632,671
Accumulated net investment income/(loss)	(116,987)
Accumulated net realized gains (losses) on investments	(13,955,460)
Net unrealized appreciation/depreciation on investments	3,248,070

Net Assets	$12,808,294

Shares of Beneficial Interest Outstanding	1,016,356

Net Asset Value (offering and redemption price per share)	$12.60

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$32,004
Interest	492

Total Investment Income	32,496

Expenses:
Advisory fees	56,782
Management services fees	11,357
Administration fees	3,569
Administrative services fees	31,053
Distribution fees	18,927
Custody fees	12,251
Fund accounting fees	7,486
Transfer agent fees	6,746
Other fees	11,279

Total Gross Expenses before reductions	159,450
Less Expenses reduced by the Advisor	(9,967)

Total Net Expenses	149,483

Net Investment Income/(Loss)	(116,987)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(621,728)
Change in net unrealized appreciation (depreciation) on investments	2,500,962

Net Realized and Unrealized Gains (Losses) on Investments	1,879,234

Change in Net Assets Resulting from Operations	$1,762,247

See accompanying notes to the financial statements.

12

PROFUNDS VP

ProFund VP Technology

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(116,987)	$(216,156)
Net realized gains (losses) on investments	(621,728)	(8,354,759)
Change in net unrealized appreciation (depreciation) on investments	2,500,962	(978,518)

Change in net assets resulting from operations	1,762,247	(9,549,433)

Capital Transactions:
Proceeds from shares issued	62,611,340	118,000,430
Cost of shares redeemed	(66,836,514)	(108,589,596)

Change in net assets resulting from capital transactions	(4,225,174)	9,410,834

Change in net assets	(2,462,927)	(138,599)
Net Assets:
Beginning of period	15,271,221	15,409,820

End of period	$12,808,294	$15,271,221

Share Transactions:
Issued	5,350,626	8,366,705
Redeemed	(5,766,605)	(7,791,673)

Change in shares	(415,979)	575,032

See accompanying notes to the financial statements.

13

PROFUNDS VP

ProFund VP Technology

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$10.66		$17.97		$30.00

Investment Activities:
Net investment income/(loss)	(0.09	)(b)	(0.24	)(b)	(0.34	)(b)
Net realized and unrealized gains (losses) on investments	2.03		(7.07)		(11.69)

Total income/(loss) from investment activities	1.94		(7.31)		(12.03)

Net Asset Value, End of Period	$12.60		$10.66		$17.97

Total Return	18.20	%(c)	(40.68)%		(40.10	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$12,808,294		$15,271,221		$15,409,820
Ratio of net expenses to average net assets	1.97	%(d)	1.98%		2.10	%(d)
Ratio of net investment income/(loss) to average net assets	(1.54	)%(d)	(1.77)%		(1.91	)%(d)
Ratio of gross expenses to average net assets	2.10	%(d)	2.27%		2.10	%(d)
Portfolio turnover(e)	487%		1,208%		2,548%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

14

PROFUNDS VP

Notes to Financial Statements

June 30, 2003

(Unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the “Advisor”) serves as the investment advisor for each of the ProFunds. BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Financial, ProFund VP Healthcare and ProFund VP Technology (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ/NMS, are valued at the closing price, if available, on the exchange or market where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price shall be the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Securities regularly traded in the OTC markets (other than the NASDAQ/NMS) are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For the ProFunds VP, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued at the last bid quote (if purchased by a ProFund VP) or the last asked quote (if sold by a ProFund VP) prior to the time at which a ProFund VP calculates net asset value. Routine valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When market quotations are not readily available, a ProFund VP’s investments are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Advisor will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP.

The ProFunds VP require that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

15

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP maintains a segregated account of securities as collateral for outstanding short sales, when required. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short.

Futures Contracts

The ProFunds VP may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at settlement of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Futures contracts may also be offset for settlement. Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the futures and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the futures or due to the inability of counterparties to perform.

Index Options and Options on Futures Contracts

The ProFunds VP may purchase call or put options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and to create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options and options on futures contracts are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected. Risk may also arise if there is an illiquid secondary market for the options or due to the inability of counterparties to perform.

Swap Agreements

The ProFunds VP may enter into equity index, equity basket or interest rate swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities, or to manage exposure to a market or security. Swap agreements are two-party contracts for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The amount to be exchanged or “swapped” between the parties is calculated with respect to a

16

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

“notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Most swap agreements entered into by the ProFunds VP calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the contract based on the relative values of the positions held by each party to the contract (the “net amount”). A ProFund VP’s current obligations under a swap agreement are accrued daily (offset against any amounts owing to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty are covered by segregated assets.

The counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus the dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount is recorded as “unrealized gains or losses on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by the securities and cash of each particular ProFund VP.

The ProFunds VP may invest in swaps that provide the opposite return of their benchmark index (short the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap. These amounts are netted with any unrealized appreciation/depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total exposure each ProFund VP has in under the swap agreement. Risks may result from an imperfect correlation between movements in the price of the swap agreements and the price of the underlying instruments. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another appropriate basis.

Distributions to Shareholders

Each of the ProFunds VP intends to declare and distribute net investment income and net capital gains annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Federal Income Taxes

Each of the ProFunds VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability.

17

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

3.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP of 0.75%.

For its services as Administrator, the Trust pays BISYS an annual fee based on the following schedule of average net assets: 0.05% of average net assets from $0 to $2 billion, 0.04% on the next $3 billion of average net assets, 0.03% on the next $5 billion of average net assets, and 0.02% of average net assets over $10 billion. BISYS Fund Services, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees.

ProFund Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP will pay to ProFund Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets.

Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. Each Non-Interested Trustee was compensated $5,500 in meeting and retainer fees during the six months ended June 30, 2003.

The Advisor has contractually agreed to waive advisory and management servicing fees, and if necessary, reimburse certain other expenses of each ProFund VP for the period ending December 31, 2003 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP.

The Advisor may recoup the advisory and management servicing fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed any expense limitation in place at that time. As of June 30, 2003, the reimbursement that may potentially be made by the ProFunds VP are as follows:

	Expires 2005	Expires 2006
ProFund VP Financial	$37,969	$12,900
ProFund VP Healthcare	35,804	12,317
ProFund VP Technology	34,449	9,545

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the period ended June 30, 2003 were as follows:

	Purchases	Sales
ProFund VP Financial	$61,364,502	$61,616,767
ProFund VP Healthcare	100,554,207	75,008,646
ProFund VP Technology	66,394,212	69,760,791

5.	Concentration Risk

The ProFund VP Financial, ProFund VP Healthcare and ProFund VP Technology maintain exposure to a limited number of issuers conducting business in a specific market sector. These ProFunds VP are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds VP will be negatively impacted by that poor performance. This would make the performance of these particular ProFunds VP more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be.

18

PROFUNDS

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2002, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2009	Expires 2010	Total
ProFund VP Financial	$58,139	$3,181,447	$3,239,586
ProFund VP Healthcare	892,521	5,475,793	6,368,314
ProFund VP Technology	1,358,736	4,626,781	5,985,517

At June 30, 2003, the cost of securities for federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
ProFund VP Financial	$14,434,961	$—	$(320,598)	$(320,598)
ProFund VP Healthcare	41,723,190	—	(1,237,385)	(1,237,385)
ProFund VP Technology	17,643,988	—	(4,956,595)	(4,956,595)

19

ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

INNOVATIONS IN INDEXING®

“Dow Jones,” “Dow Jones Industrial AverageTM,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

6/03

ULTRA PROFUNDS VP

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraOTC

INVERSE PROFUNDS VP

Bear

Short Small-Cap

Short OTC

MONEY MARKET PROFUND VP

>	Semiannual Report

June 30, 2003

>  Table of Contents

i	MESSAGE FROM THE CHAIRMAN

SCHEDULE OF PORTFOLIO INVESTMENTS AND FINANCIAL STATEMENTS

1	ProFund VP UltraBull

10	ProFund VP UltraMid-Cap

18	ProFund VP UltraSmall-Cap

29	ProFund VP UltraOTC

34	ProFund VP Bear

38	ProFund VP Short Small-Cap

42	ProFund VP Short OTC

46	ProFund VP Money Market

50	NOTES TO FINANCIAL STATEMENTS

Message from the Chairman

Dear Shareholders:

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2003.

After a downturn that lasted almost three years, U.S. equity markets made impressive gains in the first half of 2003. Broad equity indexes moved higher, and as of June 30, the year-to-date returns for the Dow Jones Industrial Average, S&P 500 Index and Nasdaq-100 were 7.72%, 10.76% and 22.08%, respectively. 1

Economic news also began to take on a more positive tone. The Commerce Department estimated that Gross Domestic Product (GDP) grew at a 2.4% annualized rate for the second quarter, building on a 1.4% growth rate for the first quarter, and profitability of S&P 500 companies was generally on the rise. 1

Thank You

We realize that there are many alternatives for investors in the financial services industry, and so we are extremely grateful for the trust you have put in ProFunds. We are committed to justifying that confidence every day.

In the following pages, you will find financial information relating to ProFunds VP. Please read this information carefully.

Sincerely,

Michael Sapir

Chairman

1 Source: Bloomberg. You cannot invest directly in an index. Indexes are unmanaged; therefore, their performance does not reflect management fees and other expenses associated with mutual fund investing. Past performance is not predictive of future results.

i

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (81.2%)

	Shares	Value
3M Co.	1,386	$178,766
Abbott Laboratories	5,508	241,030
ACE, Ltd.	936	32,095
ADC Telecommunications, Inc.*	2,826	6,579
Adobe Systems, Inc.	810	25,977
Advanced Micro Devices, Inc.*	1,224	7,846
AES Corp.*	2,160	13,716
Aetna, Inc.	540	32,508
AFLAC, Inc.	1,818	55,904
Agilent Technologies, Inc.*	1,656	32,374
Air Products & Chemicals, Inc.	810	33,696
Alberto-Culver Co.—Class B	216	11,038
Albertson’s, Inc.	1,296	24,883
Alcoa, Inc.	2,988	76,194
Allegheny Energy, Inc.	450	3,803
Allegheny Technologies, Inc.	288	1,901
Allergan, Inc.	468	36,083
Allied Waste Industries, Inc.*	738	7,417
Allstate Corp.	2,484	88,555
Alltel Corp.	1,098	52,946
Altera Corp.*	1,350	22,140
Altria Group, Inc.	7,146	324,714
Ambac Financial Group, Inc.	378	25,043
Amerada Hess Corp.	324	15,934
Ameren Corp.	576	25,402
American Electric Power, Inc.	1,386	41,344
American Express Co.	4,572	191,155
American Greetings Corp.—Class A*	234	4,596
American International Group, Inc.	9,216	508,538
American Power Conversion Corp.*	702	10,944
American Standard Cos.*	252	18,630
AmerisourceBergen Corp.	396	27,463
Amgen, Inc.*	4,446	295,391
AmSouth Bancorp	1,242	27,125
Anadarko Petroleum Corp.	882	39,223
Analog Devices, Inc.*	1,296	45,127
Andrew Corp.*	342	3,146
Anheuser-Busch Cos., Inc.	2,952	150,700
Anthem, Inc.*	486	37,495
AOL-Time Warner, Inc.*	15,876	255,445
AON Corp.	1,098	26,440
Apache Corp.	576	37,475
Apartment Investment & Management Co.—Class A	324	11,210
Apollo Group, Inc.—Class A*	612	37,797
Apple Computer, Inc.*	1,296	24,780
Applera Corp.—Applied Biosystems Group	738	14,044
Applied Materials, Inc.*	5,850	92,781
Applied Micro Circuits Corp.*	1,080	6,534
Archer-Daniels-Midland Co.	2,268	29,189
Ashland, Inc.	234	7,179
AT&T Corp.	2,772	53,361
AT&T Wireless Services, Inc.*	9,576	78,619
Autodesk, Inc.	396	6,399
Automatic Data Processing, Inc.	2,106	71,309
AutoNation, Inc.*	990	15,563
AutoZone, Inc.*	324	24,614
Avaya, Inc.*	1,350	8,721
Avery Dennison Corp.	396	19,879
Avon Products, Inc.	828	51,502

Common Stocks, continued

	Shares	Value
Baker Hughes, Inc.	1,188	$39,881
Ball Corp.	198	9,011
Bank of America Corp.	5,292	418,226
Bank of New York Co., Inc.	2,718	78,143
Bank One Corp.	4,032	149,910
Bard (C.R.), Inc.	180	12,836
Bausch & Lomb, Inc.	180	6,750
Baxter International, Inc.	2,106	54,756
BB&T Corp.	1,656	56,801
Bear Stearns Cos., Inc.	342	24,768
Becton, Dickinson & Co.	900	34,965
Bed Bath & Beyond, Inc.*	1,044	40,518
BellSouth Corp.	6,516	173,521
Bemis Co., Inc.	180	8,424
Best Buy Co., Inc.*	1,134	49,805
Big Lots, Inc.*	414	6,227
Biogen, Inc.*	522	19,836
Biomet, Inc.	918	26,310
BJ Services Co.*	558	20,847
Black & Decker Corp.	270	11,731
Block H & R, Inc.	630	27,248
BMC Software, Inc.*	828	13,521
Boeing Co.	2,970	101,930
Boise Cascade Corp.	198	4,732
Boston Scientific Corp.*	1,440	87,984
Bristol-Myers Squibb Co.	6,840	185,706
Broadcom Corp.—Class A*	990	24,661
Brown-Forman Corp.	216	16,982
Brunswick Corp.	324	8,106
Burlington Northern Santa Fe Corp.	1,314	37,370
Burlington Resources, Inc.	702	37,957
Calpine Corp.*	1,350	8,910
Campbell Soup Co.	1,458	35,721
Capital One Financial Corp.	792	38,951
Cardinal Health, Inc.	1,584	101,851
Carnival Corp.	2,214	71,978
Caterpillar, Inc.	1,224	68,128
Cendant Corp.*	3,600	65,952
CenterPoint Energy, Inc.	1,080	8,802
Centex Corp.	216	16,802
CenturyTel, Inc.	504	17,564
Charter One Financial, Inc.	792	24,695
ChevronTexaco Corp.	3,780	272,916
Chiron Corp.*	666	29,118
Chubb Corp.	612	36,720
CIENA Corp.*	1,656	8,595
CIGNA Corp.	504	23,658
Cincinnati Financial Corp.	576	21,364
Cinergy Corp.	630	23,178
Cintas Corp.	594	21,051
Circuit City Stores, Inc.	738	6,494
Cisco Systems, Inc.*	24,786	413,678
Citigroup, Inc.	18,180	778,103
Citizens Communications Co.*	1,008	12,993
Citrix Systems, Inc.*	576	11,727
Clear Channel Communications, Inc.*	2,160	91,562
Clorox Co.	774	33,012
CMS Energy Corp.	504	4,082
Coca-Cola Co.	8,694	403,489
Coca-Cola Enterprises, Inc.	1,602	29,076

See accompanying notes to the financial statements.

1

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Colgate-Palmolive Co.	1,908	$110,569
Comcast Corp.—Special Class A*	7,938	239,569
Comerica, Inc.	612	28,458
Computer Associates International, Inc.	2,034	45,318
Computer Sciences Corp.*	666	25,388
Compuware Corp.*	1,332	7,686
Comverse Technology, Inc.*	666	10,010
ConAgra Foods, Inc.	1,890	44,604
Concord EFS, Inc.*	1,710	25,171
ConocoPhillips	2,394	131,191
Consolidated Edison, Inc.	792	34,278
Constellation Energy Group, Inc.	576	19,757
Convergys Corp.*	522	8,352
Cooper Industries, Ltd.—Class A	324	13,381
Cooper Tire & Rubber Co.	252	4,433
Coors (Adolph) Co.—Class B	126	6,171
Corning, Inc.*	4,464	32,989
Costco Wholesale Corp.*	1,602	58,633
Countrywide Credit Industries, Inc.	468	32,559
Crane Co.	216	4,888
CSX Corp.	756	22,748
Cummins, Inc.	144	5,168
CVS Corp.	1,386	38,850
Dana Corp.	522	6,034
Danaher Corp.	540	36,747
Darden Restaurants, Inc.	594	11,274
Deere & Co.	846	38,663
Dell Computer Corp.*	9,072	289,941
Delphi Automotive Systems Corp.	1,980	17,087
Delta Air Lines, Inc.	432	6,342
Deluxe Corp.	198	8,870
Devon Energy Corp.	810	43,254
Dillard’s, Inc.—Class A	306	4,122
Dollar General Corp.	1,170	21,364
Dominion Resources, Inc.	1,098	70,568
Donnelley (R.R.) & Sons Co.	396	10,351
Dover Corp.	720	21,571
Dow Chemical Co.	3,240	100,310
Dow Jones & Co., Inc.	288	12,393
DTE Energy Co.	594	22,952
Du Pont (E.I.) de Nemours	3,510	146,156
Duke Energy Corp.	3,186	63,561
Dynegy, Inc.—Class A	1,314	5,519
Eastman Chemical Co.	270	8,551
Eastman Kodak Co.	1,008	27,569
Eaton Corp.	270	21,225
eBay, Inc.*	1,116	116,265
Ecolab, Inc.	936	23,962
Edison International*	1,152	18,927
El Paso Corp.	2,124	17,162
Electronic Arts, Inc.*	522	38,623
Electronic Data Systems Corp.	1,692	36,293
Eli Lilly & Co.	3,960	273,121
EMC Corp.*	7,722	80,849
Emerson Electric Co.	1,494	76,344
Engelhard Corp.	450	11,147
Entergy Corp.	792	41,802
EOG Resources, Inc.	396	16,569
Equifax, Inc.	504	13,104
Equity Office Properties Trust	1,422	38,409

Common Stocks, continued

	Shares	Value
Equity Residential Properties Trust	954	$24,756
Exelon Corp.	1,152	68,901
Exxon Mobil Corp.	23,580	846,757
Family Dollar Stores, Inc.	612	23,348
Fannie Mae	3,456	233,073
Federated Department Stores, Inc.	666	24,542
Federated Investors, Inc.—Class B	378	10,365
FedEx Corp.	1,062	65,876
Fifth Third Bancorp	2,034	116,630
First Data Corp.	2,646	109,650
First Tennessee National Corp.	450	19,760
FirstEnergy Corp.	1,044	40,142
Fiserv, Inc.*	684	24,357
Fleet Boston Financial Corp.	3,708	110,165
Fluor Corp.	288	9,689
Ford Motor Co.	6,462	71,017
Forest Laboratories, Inc.*	1,278	69,971
Fortune Brands, Inc.	522	27,248
FPL Group, Inc.	648	43,319
Franklin Resources, Inc.	900	35,163
Freddie Mac	2,430	123,371
Freeport-McMoRan Copper & Gold, Inc.— Class B	522	12,789
Gannett Co., Inc.	954	73,277
Gap, Inc.	3,150	59,094
Gateway, Inc.*	1,152	4,205
General Dynamics Corp.	702	50,895
General Electric Co.	35,298	1,012,347
General Mills, Inc.	1,314	62,297
General Motors Corp.	1,980	71,281
Genuine Parts Co.	612	19,590
Genzyme Corp.—General Division*	756	31,601
Georgia Pacific Corp.	882	16,714
Gillette Co.	3,600	114,696
Golden West Financial Corp.	540	43,205
Goodrich Corp.	414	8,694
Goodyear Tire & Rubber Co.	612	3,213
Grainger (W.W.), Inc.	324	15,150
Great Lakes Chemical Corp.	180	3,672
Guidant Corp.	1,098	48,740
Halliburton Co.	1,548	35,604
Harley-Davidson, Inc.	1,062	42,331
Harrah’s Entertainment, Inc.*	396	15,935
Hartford Financial Services Group, Inc.	990	49,856
Hasbro, Inc.	612	10,704
HCA, Inc.	1,800	57,672
Health Management Associates, Inc.— Class A	846	15,609
Heinz (H.J.) Co.	1,242	40,961
Hercules, Inc.*	396	3,920
Hershey Foods Corp.	468	32,601
Hewlett-Packard Co.	10,782	229,657
Hilton Hotels Corp.	1,332	17,036
Home Depot, Inc.	8,118	268,868
Honeywell International, Inc.	3,024	81,194
Humana, Inc.*	576	8,698
Huntington Bancshares, Inc.	810	15,811
Illinois Tool Works, Inc.	1,080	71,118
IMS Health, Inc.	864	15,543
Ingersoll-Rand Co.—Class A	594	28,108

See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Intel Corp.	23,076	$479,611
International Business Machines Corp.	6,102	503,414
International Flavors & Fragrances, Inc.	324	10,345
International Game Technology*	306	31,313
International Paper Co.	1,692	60,455
Interpublic Group of Cos., Inc.	1,368	18,304
Intuit, Inc.*	720	32,062
ITT Industries, Inc.	324	21,209
J.P. Morgan Chase & Co.	7,182	245,481
Jabil Circuit, Inc.*	702	15,514
Janus Capital Group, Inc.	846	13,874
JDS Uniphase Corp.*	5,058	17,754
Jefferson-Pilot Corp.	504	20,896
John Hancock Financial Services, Inc.	1,026	31,529
Johnson & Johnson	10,476	541,609
Johnson Controls, Inc.	306	26,194
Jones Apparel Group, Inc.*	450	13,167
KB Home	162	10,041
Kellogg Co.	1,440	49,493
Kerr-McGee Corp.	360	16,128
KeyCorp	1,494	37,753
KeySpan Corp.	558	19,781
Kimberly-Clark Corp.	1,800	93,852
Kinder Morgan, Inc.	432	23,609
King Pharmaceuticals, Inc.*	846	12,487
KLA-Tencor Corp.*	666	30,962
Knight Ridder, Inc.	288	19,852
Kohls Corp.*	1,188	61,039
Kroger Co.*	2,664	44,436
Leggett & Platt, Inc.	684	14,022
Lexmark International Group, Inc.*	450	31,847
Limited, Inc.	1,836	28,458
Lincoln National Corp.	630	22,447
Linear Technology Corp.	1,098	35,367
Liz Claiborne, Inc.	378	13,325
Lockheed Martin Corp.	1,584	75,351
Loews Corp.	648	30,644
Louisiana-Pacific Corp.*	378	4,098
Lowe’s Cos., Inc.	2,754	118,284
LSI Logic Corp.*	1,332	9,431
Lucent Technologies, Inc.*	14,616	29,670
Manor Care, Inc.*	324	8,103
Marathon Oil Corp.	1,098	28,932
Marriott International, Inc.—Class A	810	31,121
Marsh & McLennan Cos., Inc.	1,890	96,522
Marshall & Ilsley Corp.	792	24,219
Masco Corp.	1,692	40,355
Mattel, Inc.	1,548	29,288
Maxim Integrated Products, Inc.	1,152	39,387
May Department Stores Co.	1,026	22,839
Maytag Corp.	270	6,593
MBIA, Inc.	504	24,570
MBNA Corp.	4,518	94,155
McCormick & Co., Inc.	486	13,219
McDermott International, Inc.*	234	1,481
McDonald’s Corp.	4,500	99,270
McGraw-Hill Cos., Inc.	666	41,292
McKesson Corp.	1,026	36,669
MeadWestvaco Corp.	702	17,339
MedImmune, Inc.*	882	32,078

Common Stocks, continued

	Shares	Value
Medtronic, Inc.	4,302	$206,367
Mellon Financial Corp.	1,530	42,458
Merck & Co., Inc.	7,920	479,556
Mercury Interactive Corp.*	306	11,815
Meredith Corp.	180	7,920
Merrill Lynch & Co., Inc.	5,104	238,255
MetLife, Inc.	2,682	75,954
MGIC Investment Corp.	342	15,951
Micron Technology, Inc.*	2,142	24,911
Microsoft Corp.	37,908	970,824
Millipore Corp.*	180	7,987
Mirant Corp.*	1,422	4,124
Molex, Inc.	666	17,975
Monsanto Co.	918	19,866
Monster Worldwide, Inc.*	396	7,813
Moody’s Corp.	522	27,515
Morgan Stanley Dean Witter & Co.	3,834	163,904
Motorola, Inc.	8,172	77,062
Nabors Industries, Ltd.*	522	20,645
National City Corp.	2,160	70,654
National Semiconductor Corp.*	648	12,779
Navistar International Corp.*	234	7,635
NCR Corp.*	342	8,762
Network Appliance, Inc.*	1,206	19,549
New York Times Co.—Class A	540	24,570
Newell Rubbermaid, Inc.	972	27,216
Newmont Mining Corp.	1,422	46,158
Nextel Communications, Inc.—Class A*	3,636	65,739
NICOR, Inc.	162	6,012
Nike, Inc.—Class B	936	50,066
NiSource, Inc.	936	17,784
Noble Corp.*	468	16,052
Nordstrom, Inc.	486	9,487
Norfolk Southern Corp.	1,368	26,266
North Fork Bancorp, Inc.	558	19,005
Northern Trust Corp.	774	32,345
Northrop Grumman Corp.	648	55,916
Novell, Inc.*	1,296	3,992
Novellus Systems, Inc.*	522	19,116
Nucor Corp.	270	13,190
NVIDIA Corp.*	558	12,840
Occidental Petroleum Corp.	1,332	44,689
Office Depot, Inc.*	1,098	15,932
Omnicom Group	666	47,752
Oracle Corp.*	18,522	222,634
PACCAR, Inc.	414	27,970
Pactiv Corp.*	558	10,998
Pall Corp.	432	9,720
Parametric Technology Corp.*	936	2,855
Parker Hannifin Corp.	414	17,384
Paychex, Inc.	1,332	39,041
Penney (J.C.) Co.	954	16,075
Peoples Energy Corp.	126	5,404
PeopleSoft, Inc.*	1,116	19,630
PepsiCo, Inc.	6,066	269,937
PerkinElmer, Inc.	450	6,215
Pfizer, Inc.	27,882	952,171
PG&E Corp.*	1,440	30,456
Phelps Dodge Corp.*	306	11,732
Pinnacle West Capital Corp.	324	12,134

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Pitney Bowes, Inc.	828	$31,803
Plum Creek Timber Co., Inc.	648	16,816
PMC-Sierra, Inc.*	594	6,968
PNC Financial Services Group	990	48,322
Power-One, Inc.*	288	2,059
PPG Industries, Inc.	594	30,140
PPL Corp.	594	25,542
Praxair, Inc.	576	34,618
Principal Financial Group, Inc.	1,152	37,152
Procter & Gamble Co.	4,572	407,730
Progress Energy, Inc.	846	37,139
Progressive Corp.	774	56,579
Providian Financial Corp.*	1,026	9,501
Prudential Financial, Inc.	1,944	65,416
Public Service Enterprise Group, Inc.	792	33,462
Pulte Homes, Inc.	216	13,319
QLogic Corp.*	324	15,659
Qualcomm, Inc.	2,790	99,743
Quest Diagnostics, Inc.*	378	24,116
Quintiles Transnational Corp.*	414	5,875
Qwest Communications International, Inc.*	5,994	28,651
R.J. Reynolds Tobacco Holdings	306	11,386
RadioShack Corp.	594	15,628
Raytheon Co.	1,458	47,881
Reebok International, Ltd.*	216	7,264
Regions Financial Corp.	792	26,754
Robert Half International, Inc.*	594	11,250
Rockwell Collins, Inc.	630	15,517
Rockwell International Corp.	648	15,448
Rohm & Haas Co.	792	24,576
Rowan Cos., Inc.*	324	7,258
Ryder System, Inc.	216	5,534
Sabre Holdings Corp.	504	12,424
SAFECO Corp.	486	17,146
Safeway, Inc.*	1,566	32,040
Sanmina-SCI Corp.*	1,800	11,358
Sara Lee Corp.	2,736	51,464
SBC Communications, Inc.	11,736	299,855
Schering-Plough Corp.	5,184	96,422
Schlumberger, Ltd.	2,052	97,614
Schwab (Charles) Corp.	4,770	48,129
Scientific-Atlanta, Inc.	522	12,444
Sealed Air Corp.*	306	14,584
Sears, Roebuck & Co.	1,080	36,331
Sempra Energy	738	21,055
Sherwin-Williams Co.	522	14,031
Siebel Systems, Inc.*	1,728	16,485
Sigma-Aldrich Corp.	252	13,653
Simon Property Group, Inc.	666	25,994
SLM Corp.	1,620	63,455
Snap-on, Inc.	198	5,748
Solectron Corp.*	2,934	10,973
Southern Co.	2,556	79,644
SouthTrust Corp.	1,206	32,803
Southwest Airlines Co.	2,754	47,369
Sprint Corp. (FON Group)	3,168	45,619
Sprint Corp. (PCS Group)*	3,618	20,804
St. Jude Medical, Inc.*	630	36,225
St. Paul Companies, Inc.	810	29,573
Stanley Works	306	8,446

Common Stocks, continued

	Shares	Value
Staples, Inc.*	1,728	$31,709
Starbucks Corp.*	1,386	33,985
Starwood Hotels & Resorts Worldwide, Inc.	702	20,070
State Street Corp.	1,170	46,098
Stryker Corp.	702	48,698
Sun Microsystems, Inc.*	11,412	52,495
SunGard Data Systems, Inc.*	1,008	26,117
Sunoco, Inc.	270	10,190
SunTrust Banks, Inc.	990	58,747
SuperValu, Inc.	468	9,978
Symantec Corp.*	522	22,895
Symbol Technologies, Inc.	810	10,538
Synovus Financial Corp.	1,080	23,220
Sysco Corp.	2,286	68,672
T. Rowe Price Group, Inc.	432	16,308
Target Corp.	3,222	121,920
TECO Energy, Inc.	630	7,554
Tektronix, Inc.*	306	6,610
Tellabs, Inc.*	1,458	9,579
Temple-Inland, Inc.	198	8,496
Tenet Healthcare Corp.*	1,656	19,292
Teradyne, Inc.*	648	11,217
Texas Instruments, Inc.	6,102	107,394
Textron, Inc.	486	18,964
The Pepsi Bottling Group, Inc.	972	19,459
Thermo Electron Corp.*	576	12,108
Thomas & Betts Corp.*	198	2,861
Tiffany & Co.	504	16,471
TJX Cos., Inc.	1,800	33,912
Torchmark Corp.	414	15,422
Toys R Us, Inc.*	756	9,163
Transocean Sedco Forex, Inc.	1,134	24,914
Travelers Property Casualty Corp.—Class B	3,546	55,920
Tribune Co.	1,098	53,033
Tupperware Corp.	198	2,843
TXU Corp.	1,134	25,458
Tyco International, Ltd.	7,056	133,923
U.S. Bancorp	6,786	166,257
Union Pacific Corp.	900	52,218
Union Planters Corp.	702	21,783
Unisys Corp.*	1,152	14,147
United Parcel Service, Inc.—Class B	3,978	253,398
United States Steel Corp.	360	5,893
United Technologies Corp.	1,656	117,294
UnitedHealth Group, Inc.	4,176	209,844
Univision Communications, Inc.—Class A*	810	24,624
Unocal Corp.	918	26,337
UnumProvident Corp.	1,008	13,517
UST, Inc.	594	20,808
Veritas Software Corp.*	1,458	41,801
Verizon Communications, Inc.	9,720	383,454
VF Corp.	378	12,841
Viacom, Inc.—Class B*	6,192	270,342
Visteon Corp.	468	3,215
Vulcan Materials Co.	360	13,345
Wachovia Corp.	4,752	189,889
Wal-Mart Stores, Inc.	15,462	829,845
Walgreen Co.	3,618	108,902
Walt Disney Co.	7,218	142,556
Washington Mutual, Inc.	3,294	136,043

See accompanying notes to the financial statements.

4

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Waste Management, Inc.	2,088	$50,300
Waters Corp.*	432	12,584
Watson Pharmaceuticals, Inc.*	378	15,260
Wellpoint Health Networks, Inc.*	522	44,005
Wells Fargo & Co.	5,922	298,468
Wendy’s International, Inc.	396	11,472
Weyerhaeuser Co.	774	41,796
Whirlpool Corp.	234	14,906
Williams Cos., Inc.	1,836	14,504
Winn-Dixie Stores, Inc.	504	6,204
Worthington Industries, Inc.	306	4,100
Wrigley (WM.) JR Co.	792	44,534
Wyeth	4,698	213,994
Xcel Energy, Inc.	1,404	21,116
Xerox Corp.*	2,610	27,640
Xilinx, Inc.*	1,188	30,068
XL Capital, Ltd.—Class A	486	40,338
Yahoo!, Inc.*	2,124	69,582
YUM! Brands, Inc.*	1,026	30,329
Zimmer Holdings, Inc.*	702	31,625
Zions Bancorp	324	16,398

TOTAL COMMON STOCKS		31,723,760

Federal Home Loan Bank (9.0%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$3,509,000	3,508,951

TOTAL FEDERAL HOME LOAN BANK		3,508,951

Options Purchased (9.1%)

	Contracts
S&P 500 Futures Option expiring September 2003 @ $500	30	3,547,500

TOTAL OPTIONS PURCHASED		3,547,500

TOTAL INVESTMENTS (Cost $35,611,004)(a)—99.3%		38,780,211
Net other assets (liabilities)—0.7%		281,971

NET ASSETS—100.0%		$39,062,182

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $30,163,000)	124	$9,293,292
E-Mini S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $291,900)	6	(5,649)
Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
S&P 500 Index Swap Agreements expiring 07/28/03-12/26/03 (Underlying notional amount at value $8,961,321)	9,196	$(15,817)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$3,557,740
Unrealized depreciation	(388,533)

Net unrealized appreciation/depreciation	$3,169,207

See accompanying notes to the financial statements.

5

PROFUNDS VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

The ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.2%
Aerospace/Defense	1.2%
Agriculture	1.0%
Airlines	0.1%
Apparel	0.2%
Auto Manufacturers	0.5%
Auto Parts & Equipment	0.2%
Banks	5.6%
Beverages	2.3%
Biotechnology	1.0%
Building Materials	0.2%
Chemicals	1.2%
Commercial Services	0.8%
Computers	3.6%
Cosmetics/Personal Care	2.0%
Distribution/Wholesale	0.1%
Diversified Financial Services	5.9%
Electric	2.2%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	0.0%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.5%
Forest Products & Paper	0.4%
Gas	0.1%
Hand/Machine Tools	0.1%
Healthcare—Products	2.9%
Healthcare—Services	1.2%
Home Builders	0.1%
Home Furnishings	0.1%
Household Products/Wares	0.2%
Housewares	0.1%
Insurance	3.9%
Internet	0.6%
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.2%
Machinery—Diversified	0.2%
Machinery—Construction & Mining	0.2%
Manufacturing	4.2%
Media	3.2%
Metal Fabricate/Hardware	0.0%
Mining	0.4%
Office/Business Equipment	0.2%
Oil & Gas	4.2%
Oil & Gas Services	0.5%
Packaging & Containers	0.1%
Pharmaceuticals	6.9%
Pipelines	0.2%
Real Estate Investment Trust	0.3%
Retail	5.9%
Savings & Loans	0.5%
Semiconductors	2.6%
Software	4.2%
Telecommunications	5.0%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.2%
Trucking & Leasing	0.0%
Other	18.8%

See accompanying notes to the financial statements.

6

PROFUNDS VP

ProFund VP UltraBull

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $35,611,004)	$38,780,211
Cash	28,387
Segregated cash balances with brokers for futures contracts	95
Dividends and interest receivable	33,641
Receivable for capital shares issued	2,280,911
Prepaid expenses	1,441

Total Assets	41,124,686

Liabilities:
Payable for capital shares redeemed	1,936,895
Unrealized depreciation on swap agreements	15,817
Variation margin on futures contracts	36,719
Advisory fees payable	17,657
Management services fees payable	3,531
Administration fees payable	1,697
Administrative services fees payable	16,724
Distribution fees payable	9,462
Other accrued expenses	24,002

Total Liabilities	2,062,504

Net Assets	$39,062,182

Net Assets consist of:
Capital	$78,839,679
Accumulated net investment income/(loss)	(76,306)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(52,142,224)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	12,441,033

Net Assets	$39,062,182

Shares of Beneficial Interest Outstanding	2,270,066

Net Asset Value (offering and redemption price per share)	$17.21

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$251,683
Interest	32,192

Total Investment Income	283,875

Expenses:
Advisory fees	146,776
Management services fees	29,355
Administration fees	9,012
Administrative services fees	91,685
Distribution fees	48,761
Custody fees	27,854
Fund accounting fees	15,926
Transfer agent fees	13,554
Other fees	21,863

Total Gross Expenses before reductions	404,786
Less Expenses reduced by the Advisor	(43,868)

Total Net Expenses	360,918

Net Investment Income/(Loss)	(77,043)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	(17,560,080)
Net realized gains (losses) on futures contracts and swap agreements	15,875,018
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	8,959,316

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	7,274,254

Change in Net Assets Resulting from Operations	$7,197,211

See accompanying notes to the financial statements.

7

PROFUNDS VP

ProFund VP UltraBull

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the year ended December 31, 2002

	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$(77,043)	$(257,636)
Net realized gains (losses) on investments, futures contracts and swap agreements	(1,685,062)	(27,955,070)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	8,959,316	(3,410,068)

Change in net assets resulting from operations	7,197,211	(31,622,774)

Capital Transactions:
Proceeds from shares issued	442,233,557	1,303,472,303
Cost of shares redeemed	(452,656,397)	(1,293,747,570)

Change in net assets resulting from capital transactions	(10,422,840)	9,724,733

Change in net assets	(3,225,629)	(21,898,041)
Net Assets:
Beginning of period	42,287,811	64,185,852

End of period	$39,062,182	$42,287,811

Share Transactions:
Issued	30,283,218	71,283,187
Redeemed	(30,927,178)	(71,195,947)

Change in shares	(643,960)	87,240

See accompanying notes to the financial statements.

8

PROFUNDS VP

ProFund VP UltraBull

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003(a) (Unaudited)		For the year ended December 31, 2002		For the period January 22, 2001(b) through December 31, 2001
Net Asset Value, Beginning of Period	$14.51		$22.71		$30.00

Net investment income/(loss)	(0.03	)(c)	(0.08	)(c)	(0.09	)(c)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	2.73		(8.12)		(7.20)

Total income/(loss) from investment activities	2.70		(8.20)		(7.29)

Net Asset Value, End of Period	$17.21		$14.51		$22.71

Total Return	18.61	%(d)	(36.11)%		(24.30	)%(d)
Ratios/Supplemental Data:
Net assets, end of period	$39,062,182		$42,287,811		$64,185,852
Ratio of net expenses to average net assets	1.84	%(e)	1.98%		1.94	%(e)
Ratio of net investment income/(loss) to average net assets	(0.39	)%(e)	(0.46)%		(0.42	)%(e)
Ratio of gross expenses to average net assets	2.07	%(e)	2.12%		1.94	%(e)
Portfolio turnover(f)	674%		1,249%		682%

(a)	Effective May 1, 2003, the investment objective was changed to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the corresponding benchmark versus one and one-half times (150%).
(b)	Commencement of operations
(c)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

9

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (88.6%)

	Shares	Value
3Com Corp.*	12,160	$56,909
99 Cents Only Stores*	2,240	76,877
Abercrombie & Fitch Co.—Class A*	3,520	100,003
Activision, Inc.*	3,200	41,344
Acxiom Corp.*	2,880	43,459
ADTRAN, Inc.*	1,280	65,651
Advanced Fibre Communications, Inc.*	2,880	46,858
AdvancePCS*	3,200	122,336
Advent Software, Inc.*	1,280	21,645
Affiliated Computer Services, Inc.— Class A*	4,480	204,871
AGCO Corp.*	2,560	43,726
AGL Resources, Inc.	1,920	48,845
Airborne, Inc.	1,600	33,440
Airgas, Inc.	2,240	37,520
AK Steel Holding Corp.*	3,840	13,901
Alaska Air Group, Inc.*	960	20,592
Albemarle Corp.	1,280	35,802
Alexander & Baldwin, Inc.	1,280	33,958
ALLETE, Inc.	2,880	76,464
Alliant Energy Corp.	3,200	60,896
Allmerica Financial Corp.*	1,920	34,541
AMB Property Corp.	2,560	72,115
American Eagle Outfitters, Inc.*	2,560	46,387
American Financial Group, Inc.	2,240	51,072
AmeriCredit Corp.*	4,800	41,040
Amerus Group Co.	1,280	36,083
Ametek, Inc.	1,280	46,912
Apogent Technologies, Inc.*	3,200	64,000
Applebee’s International, Inc.	1,920	60,346
Apria Healthcare Group, Inc.*	1,920	47,770
Aquilla, Inc.	6,400	16,512
Arch Coal, Inc.	1,920	44,122
Arrow Electronics, Inc.*	3,520	53,645
Arthur J. Gallagher & Co.	2,880	78,336
ArvinMeritor, Inc.	2,240	45,203
Ascential Software Corp.*	2,183	35,889
Associated Banc Corp.	2,560	94,413
Astoria Financial Corp.	2,880	80,438
Atmel Corp.*	16,000	40,480
Avnet, Inc.*	4,160	52,749
Avocent Corp.*	1,600	47,888
Bandag, Inc.	640	23,853
Bank of Hawaii Corp.	1,920	63,648
Banknorth Group, Inc.	5,440	138,829
Banta Corp.	960	31,075
Barnes & Noble, Inc.*	2,240	51,632
Barr Laboratories, Inc.*	2,240	146,720
Beckman Coulter, Inc.	2,240	91,034
Belo (A.H.) Corp.—Class A	3,840	85,862
BJ’s Wholesale Club, Inc.*	2,560	38,554
Black Hills Corp.	960	29,472
Blyth, Inc.	1,600	43,520
Bob Evans Farms, Inc.	1,280	35,366
Borders Group, Inc.*	2,880	50,717
BorgWarner, Inc.	960	61,824
Bowater, Inc.	1,920	71,904
Brink’s Co.	1,920	27,974
Brinker International, Inc.*	3,200	115,264
Brown & Brown, Inc.	2,240	72,800

Common Stocks, continued

	Shares	Value
C.H. Robinson Worldwide, Inc.	2,880	$102,413
Cabot Corp.	2,240	64,288
Cabot Microelectronics Corp.*	960	48,451
Cadence Design Systems, Inc.*	8,640	104,198
Callaway Golf Co.	2,560	33,843
Career Education Corp.*	1,600	109,473
Carlisle Cos., Inc.	960	40,474
Carmax, Inc.*	3,840	115,776
Carpenter Technology Corp.	640	9,984
Catalina Marketing Corp.*	1,920	33,888
CBRL Group, Inc.	1,920	74,611
CDW Corp.*	2,880	131,905
Ceridian Corp.*	5,120	86,886
Certegy, Inc.*	2,240	62,160
Charles River Laboratories International, Inc.*	1,600	51,488
CheckFree Holdings Corp.*	2,560	71,270
Chico’s FAS, Inc.*	2,560	53,888
Choicepoint, Inc.*	2,880	99,418
Church & Dwight, Inc.	1,280	41,894
Cincinnati Bell, Inc.*	7,360	49,312
City National Corp.	1,600	71,296
Claire’s Stores, Inc.	1,600	40,576
Clayton Homes, Inc.	4,800	60,240
CNF, Inc.	1,600	40,608
Coach, Inc.*	3,200	159,168
Colonial BancGroup, Inc.	4,160	57,699
Commerce Bancorp, Inc.	2,240	83,104
Commscope, Inc.*	2,240	21,280
Community Health Systems*	2,880	55,555
Compass Bancshares, Inc.	4,480	156,487
Constellation Brands, Inc.*	3,200	100,480
Cooper Cameron Corp.*	1,920	96,730
Copart, Inc.*	3,200	30,240
Corinthian Colleges, Inc.*	1,280	62,170
Covance, Inc.*	2,240	40,544
Coventry Health Care, Inc.*	2,240	103,398
Credence Systems Corp.*	1,920	16,262
Cree Research, Inc.*	2,560	41,677
Crompton Corp.	3,840	27,072
CSG Systems International, Inc.*	1,920	27,130
Cypress Semiconductor Corp.*	4,160	49,920
Cytec Industries, Inc.*	1,280	43,264
CYTYC Corp.*	4,160	43,763
D.R. Horton, Inc.	5,120	143,872
Dean Foods Co.*	4,800	151,199
DENTSPLY International, Inc.	2,560	104,704
DeVry, Inc.*	2,240	52,170
Dial Corp.	3,200	62,240
Diebold, Inc.	2,560	110,720
Dollar Tree Stores, Inc.*	3,840	121,843
Donaldson Co., Inc.	1,600	71,120
DPL, Inc.	4,480	71,411
DQE, Inc.	1,920	28,934
DST Systems, Inc.*	4,160	158,080
Dun & Bradstreet Corp.*	2,560	105,215
Dycom Industries, Inc.*	1,600	26,080
E*TRADE Group, Inc.*	12,160	103,360
Eaton Vance Corp.	2,240	70,784
Education Management Corp.*	1,280	68,070

See accompanying notes to the financial statements.

10

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Edwards (A.G.), Inc.	2,880	$98,496
Edwards Lifesciences Corp.*	1,920	61,709
EGL, Inc.*	1,600	24,320
Emmis Communications Corp.*	1,920	44,064
Energizer Holdings, Inc.*	3,200	100,480
Energy East Corp.	3,840	79,718
Ensco International, Inc.	4,480	120,512
Entercom Communications Corp.*	1,600	78,416
Equitable Resources, Inc.	2,240	91,258
Everest Re Group, Ltd.	1,920	146,880
Expeditors International of Washington, Inc.	3,840	133,017
Express Scripts, Inc.—Class A*	2,880	196,762
Extended Stay America, Inc.*	3,200	43,168
Fair, Isaac & Co., Inc.	1,600	82,320
Fairchild Semiconductor International, Inc.*	3,840	49,114
Fastenal Co.	2,560	86,886
Federal Signal Corp.	1,600	28,112
Ferro Corp.	1,280	28,838
Fidelity National Financial, Inc.	4,480	137,805
First American Financial Corp.	2,240	59,024
First Health Group Corp.*	3,520	97,152
First Virginia Banks, Inc.	2,560	110,387
FirstMerit Corp.	2,880	65,837
Flowserve Corp.*	1,920	37,766
FMC Corp.*	1,280	28,966
FMC Technologies, Inc.*	2,240	47,152
Forest Oil Corp.*	1,600	40,192
Furniture Brands International, Inc.*	1,920	50,112
Gartner Group, Inc.—Class B*	2,880	21,600
GATX Corp.	1,600	26,160
Gentex Corp.*	2,560	78,361
Gilead Sciences, Inc.*	6,720	373,497
Glatfelter (P.H.) Co.	1,600	23,600
Granite Construction, Inc.	1,280	24,525
Grant Prideco, Inc.*	4,160	48,880
Great Plains Energy, Inc.	2,240	64,691
Greater Bay Bancorp	1,600	32,864
GreenPoint Financial Corp.	3,200	163,009
GTECH Holdings Corp.*	1,920	72,288
Hanover Compressor Co.*	2,240	25,312
Harris Corp.	2,240	67,312
Harsco Corp.	1,280	46,144
Harte-Hanks, Inc.	4,800	91,200
Hawaiian Electric Industries, Inc.	1,280	58,688
HCC Insurance Holdings, Inc.	2,240	66,237
Health Net, Inc.*	3,840	126,529
Helmerich & Payne, Inc.	1,600	46,720
Henry (Jack) & Associates, Inc.	3,200	56,928
Henry Schein, Inc.*	1,600	83,744
Herman Miller, Inc.	2,560	51,738
Hibernia Corp.	5,440	98,790
Hillenbrand Industries, Inc.	2,240	113,008
Hispanic Broadcasting Corp.—Class A*	3,840	97,728
HON Industries, Inc.	1,920	58,560
Horace Mann Educators Corp.	1,280	20,646
Hormel Foods Corp.	4,800	113,760
Hospitality Properties Trust	2,240	70,000
Hubbell, Inc.—Class B	1,920	63,552

Common Stocks, continued

	Shares	Value
ICN Pharmaceuticals, Inc.	2,880	$48,269
IDACORP, Inc.	1,280	33,600
IDEC Pharmaceuticals Corp.*	5,120	174,080
Imation Corp.	1,280	48,410
IMC Global, Inc.	3,840	25,766
Independence Community Bank Corp.	1,920	54,182
IndyMac Bancorp, Inc.	1,920	48,806
InFocus Corp.*	1,280	6,042
Integrated Circuit Systems, Inc.*	2,240	70,403
Integrated Device Technology, Inc.*	3,520	38,896
International Rectifier Corp.*	2,240	60,077
International Speedway Corp.	1,920	75,859
Internet Security Systems, Inc.*	1,600	23,184
Intersil Corp.—Class A*	4,800	127,728
Interstate Bakeries Corp.	1,600	20,320
Investment Technology Group, Inc.*	1,600	29,760
Investors Financial Services Corp.	2,240	64,982
IVAX Corp.*	6,720	119,952
J.B. Hunt Transport Services, Inc.*	1,280	48,320
Jacobs Engineering Group, Inc.*	1,920	80,928
JM Smucker Co.	1,600	63,824
Keane, Inc.*	2,240	30,531
Kelly Services, Inc.—Class A	1,280	30,016
KEMET Corp.*	2,880	29,088
Kennametal, Inc.	1,280	43,315
Korn/Ferry International*	1,280	10,368
Krispy Kreme Doughnuts, Inc.*	1,920	79,066
L-3 Communications Holdings, Inc.*	2,560	111,335
LaBranche & Co., Inc.	1,920	39,725
Lam Research Corp.*	4,480	81,581
Lancaster Colony Corp.	1,280	49,485
Lattice Semiconductor Corp.*	3,840	31,603
Lear Corp.*	2,240	103,084
Lee Enterprises, Inc.	1,600	60,048
Legato Systems, Inc.*	3,840	32,218
Legg Mason, Inc.	2,240	145,487
Lennar Corp.—Class B	2,478	177,177
Lennar Corporation	57	3,916
Leucadia National Corp.	1,920	71,270
Liberty Property Trust	2,560	88,576
LifePoint Hospitals, Inc.*	1,280	26,803
Lincare Holdings, Inc.*	3,840	120,998
Longs Drug Stores Corp.	1,280	21,248
Longview Fibre Co.	1,600	13,120
LTX Corp.*	1,600	13,792
Lubrizol Corp.	1,600	49,584
Lyondell Chemical Co.	5,440	73,604
M&T Bank Corp.	3,200	269,505
Mack-Cali Realty Corp.	1,920	69,850
Macromedia, Inc.*	1,920	40,397
Macrovision Corp.*	1,600	31,872
Mandalay Resort Group	2,240	71,344
Manpower, Inc.	2,560	94,950
Martin Marietta Materials	1,600	53,776
McDATA Corp.—Class A*	3,840	56,333
MDU Resources Group, Inc.	2,560	85,734
Media General, Inc.—Class A	640	36,608
Mentor Graphics Corp.*	2,240	32,435
Mercantile Bankshares Corp.	2,240	88,211
Michaels Stores, Inc.*	2,240	85,254

See accompanying notes to the financial statements.

11

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Micrel, Inc.*	3,200	$33,248
Microchip Technology, Inc.	6,720	165,514
Millennium Pharmaceuticals, Inc.*	9,600	151,008
Minerals Technologies, Inc.	640	31,142
Modine Manufacturing Co.	1,280	24,794
Mohawk Industries, Inc.*	2,240	124,387
MONY Group, Inc.	1,600	43,120
Moore Wallace, Inc.*	200	2,936
MPS Group, Inc.*	3,520	24,218
Murphy Oil Corp.	3,200	168,320
Mylan Laboratories, Inc.	6,080	211,402
National Commerce Financial Corp.	7,040	156,218
National Fuel Gas Co.	2,880	75,024
National Instruments Corp.*	1,920	72,538
National—Oilwell, Inc.*	2,880	63,360
Neiman Marcus Group, Inc.—Class A*	1,600	58,560
Network Associates, Inc.*	5,120	64,922
Neuberger Berman, Inc.	2,560	102,170
New Plan Excel Realty Trust, Inc.	3,200	68,320
New York Community Bancorp	4,480	130,323
Newport Corp.*	1,280	18,944
Noble Energy, Inc.	1,920	72,576
Nordson Corp.	1,280	30,528
Northeast Utilities System	4,800	80,352
NSTAR	1,920	87,456
OGE Energy Corp.	2,560	54,707
Ohio Casualty Corp.*	1,920	25,306
Old Republic International Corp.	4,160	142,563
Olin Corp.	1,920	32,832
Omnicare, Inc.	3,200	108,128
ONEOK, Inc.	2,560	50,253
Outback Steakhouse, Inc.	2,560	99,840
Overture Services, Inc.*	1,920	34,810
Oxford Health Plans, Inc.*	2,880	121,047
PacifiCare Health Systems, Inc.*	1,280	63,142
Packaging Corp. of America*	3,520	64,874
Park Place Entertainment Corp.*	10,240	93,082
Patterson Dental Co.*	2,240	101,651
Patterson—UTI Energy, Inc.*	2,560	82,944
Payless ShoeSource, Inc.*	1,920	24,000
Peabody Energy Corp.	1,600	53,744
Pentair, Inc.	1,600	62,496
Pepco Holdings, Inc.	3,520	67,443
PepsiAmericas, Inc.	5,440	68,326
Perrigo Co.	2,560	40,038
Petsmart, Inc.*	4,800	80,016
Pharmaceutical Resources, Inc.*	960	46,714
Philadelphia Suburban Corp.	2,240	54,611
Pier 1 Imports, Inc.	3,200	65,280
Pioneer Natural Resources Co.*	3,840	100,224
Plantronics, Inc.*	1,600	34,672
Plexus Corp.*	1,280	14,758
PMI Group, Inc.	3,200	85,888
PNM Resources, Inc.	1,280	34,240
Pogo Producing Co.	1,920	82,080
Polycom, Inc.*	3,520	48,787
Potlatch Corp.	960	24,720
Powerwave Technologies, Inc.*	2,240	14,045
Precision Castparts Corp.	1,920	59,712
Price Communications Corp.*	1,920	24,787

Common Stocks, continued

	Shares	Value
Pride International, Inc.*	4,480	$84,314
Protective Life Corp.	2,240	59,920
Protein Design Labs, Inc.*	2,880	40,262
Provident Financial Group, Inc.	1,600	41,008
Puget Energy, Inc.	2,880	68,746
Quanta Services, Inc.*	3,840	27,264
Quantum Corp.*	5,440	22,032
Questar Corp.	2,880	96,393
Radian Group, Inc.	3,200	117,280
Rayonier, Inc.	1,600	52,800
Reader’s Digest Association, Inc.	3,520	47,450
Republic Services, Inc.*	5,760	130,580
Retek, Inc.*	1,920	12,288
Reynolds & Reynolds Co.	2,240	63,974
RF Micro Devices, Inc.*	5,760	34,675
Rollins, Inc.	1,600	30,160
Roslyn Bancorp, Inc.	2,880	61,891
Ross Stores, Inc.	2,560	109,414
RPM, Inc.	3,840	52,800
RSA Security, Inc.*	1,920	20,640
Ruby Tuesday, Inc.	1,920	47,482
Ruddick Corp.	1,600	25,152
Saks, Inc.*	4,800	46,560
Sandisk Corp.*	2,240	90,384
SCANA Corp.	3,520	120,667
Scholastic Corp.*	1,280	38,118
SEI Investments Co.	3,840	122,879
Semtech Corp.*	2,560	36,454
Sensient Technologies Corp.	1,600	36,784
Sepracor, Inc.*	2,880	51,926
Sequa Corp.—Class A*	320	10,976
SICOR, Inc.*	4,160	84,614
Sierra Pacific Resources*	3,840	22,810
Silicon Laboratories, Inc.*	1,600	42,624
Silicon Valley Bancshares*	1,600	38,096
Six Flags, Inc.*	3,200	21,696
Smith International, Inc.*	3,200	117,568
Smithfield Foods, Inc.*	3,840	88,013
Sonoco Products Co.	3,200	76,864
Sotheby’s Holdings, Inc.—Class A*	2,240	16,666
Sovereign Bancorp, Inc.	8,960	140,224
SPX Corp.*	2,560	112,793
StanCorp Financial Group, Inc.	960	50,131
Stericycle, Inc.	1,280	49,254
STERIS Corp.*	2,240	51,722
Storage Technology Corp.*	3,520	90,605
Superior Industries International, Inc.	960	40,032
Swift Transportation Co., Inc.*	2,880	53,626
Sybase, Inc.*	3,520	48,963
Sylvan Learning Systems, Inc.*	1,280	29,235
Synopsys, Inc.*	2,560	158,336
TCF Financial Corp.	2,560	101,990
Tech Data Corp.*	1,920	51,283
Tecumseh Products Co.	640	24,518
Teleflex, Inc.	1,280	54,464
Telephone & Data Systems, Inc.	1,920	95,424
The Cheesecake Factory, Inc.*	1,600	57,424
Tidewater, Inc.	1,920	56,390
Timberland Co.—Class A*	1,280	67,661
Titan Corp.*	2,560	26,342

See accompanying notes to the financial statements.

12

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Toll Brothers, Inc.*	2,240	$63,414
Tootsie Roll Industries, Inc.	1,920	58,541
Transaction Systems Architects, Inc.*	1,280	11,469
Triad Hospitals, Inc.*	2,560	63,539
Trinity Industries, Inc.	1,600	29,616
TriQuint Semiconductor, Inc.*	4,480	18,637
Tyson Foods, Inc.—Class A	12,160	129,139
Unifi, Inc.*	1,920	11,904
United Dominion Realty Trust, Inc.	3,520	60,614
United Rentals, Inc.*	2,560	35,558
Unitrin, Inc.	2,240	60,749
Universal Corp.	960	40,608
Universal Health Services, Inc.—Class B*	1,920	76,070
Valassis Communications, Inc.*	1,920	49,382
Valero Energy Corp.	3,840	139,507
Valspar Corp.	1,600	67,552
Varco International, Inc.*	3,200	62,720
Varian Medical Systems, Inc.*	2,240	128,956
Varian, Inc.*	960	33,283
Vectren Corp.	2,240	56,112
Vertex Pharmaceuticals, Inc.*	2,560	37,376
Viad Corp.	3,200	71,648
Vishay Intertechnology, Inc.*	5,440	71,808
VISX, Inc.*	1,920	33,312
W.R. Berkley Corp.	1,920	101,184
Waddell & Reed Financial, Inc.	2,880	73,930
Washington Post Co.—Class B	320	234,528
Wausau—Mosinee Paper Corp.	1,920	21,504
Weatherford International, Ltd.*	4,160	174,304
Webster Financial Corp.	1,600	60,480
Werner Enterprises, Inc.	1,920	40,704
Westamerica Bancorporation	1,280	55,142
Westar Energy, Inc.	2,560	41,549
Western Gas Resources, Inc.	1,280	50,688
Westwood One, Inc.*	3,520	119,434
WGL Holdings, Inc.	1,600	42,720
Whole Foods Market, Inc.*	1,920	91,258
Williams—Sonoma, Inc.*	3,840	112,128
Wilmington Trust Corp.	2,240	65,744
Wind River Systems, Inc.*	2,560	9,754
Wisconsin Energy Corp.	3,840	111,360
WPS Resources Corp.	960	38,592
XTO Energy, Inc.	6,080	122,269
York International Corp.	1,280	29,952

TOTAL COMMON STOCKS		26,892,919

Federal Home Loan Bank (15.5%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 7/1/03	$4,710,000	$4,709,935

TOTAL FEDERAL HOME LOAN BANK		4,709,935

TOTAL INVESTMENTS (Cost $30,177,643)(a)—104.1%		31,602,854
Net other assets (liabilities)—(4.1)%		(1,248,407)

NET ASSETS—100.0%		$30,354,447

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
S&P MidCap 400 Futures Contract expiring September 2003 (Underlying face amount at value $2,387,545)	10	$12,455
Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
S&P MidCap 400 Index Swap Agreements expiring 08/27/03 (Underlying notional amount at value $32,055,239)	66,753	$(136,175)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$1,816,787
Unrealized depreciation	(391,576)

Net unrealized appreciation/depreciation	$1,425,211

See accompanying notes to the financial statements.

13

PROFUNDS VP ProFund VP UltraMid-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

The ProFund VP UltraMid-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.4%
Aerospace/Defense	0.5%
Agriculture	0.1%
Airlines	0.1%
Apparel	0.8%
Auto Parts & Equipment	1.0%
Banks	6.0%
Beverages	0.6%
Biotechnology	1.4%
Building Materials	0.3%
Chemicals	2.1%
Coal	0.3%
Commercial Services	2.9%
Communication Services	0.3%
Computers	4.3%
Distribution/Wholesale	0.9%
Diversified Financial Services	2.3%
Electric	4.3%
Electrical Components & Equipment	0.7%
Electronics	1.1%
Engineering & Construction	0.4%
Entertainment	0.7%
Environmental Control	0.6%
Food	2.6%
Forest Products & Paper	0.7%
Gas	0.5%
Hand/Machine Tools	0.1%
Health Care	0.2%
Healthcare—Products	2.9%
Healthcare—Services	2.6%
Home Builders	1.5%
Home Furnishings	0.2%
Household Products/Wares	0.5%
Insurance	4.7%
Internet	1.2%
Iron/Steel	0.1%
Leisure Time	0.1%
Lodging	0.7%
Machinery—Diversified	0.4%
Media	2.8%
Metal Fabrication/Hardware	0.2%
Miscellaneous Manufacturing	1.7%
Office Furnishings	0.4%
Oil & Gas	3.5%
Oil & Gas Services	2.3%
Packaging & Containers	0.5%
Pharmaceuticals	5.1%
Pipelines	1.1%
Real Estate Investment Trust	1.4%
Retail	6.2%
Savings & Loans	2.3%
Semiconductors	3.0%
Software	2.5%
Telecommunications	1.9%
Textiles	0.6%
Transportation	1.7%
Trucking & Leasing	0.1%
Water	0.2%
Other	11.4%

See accompanying notes to the financial statements.

14

PROFUNDS VP

ProFund VP UltraMid-Cap

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $30,177,643)	$31,602,854
Cash	33,711
Segregated cash balances with brokers for futures contracts	270,955
Dividends and interest receivable	10,254
Receivable for investments sold	48,063
Prepaid expenses	202

Total Assets	31,966,039

Liabilities:
Payable for capital shares redeemed	1,405,422
Unrealized depreciation on swap agreements	136,175
Variation margin on futures contracts	22,045
Advisory fees payable	13,529
Management services fees payable	2,706
Administration fees payable	979
Administrative services fees payable	9,446
Distribution fees payable	5,434
Other accrued expenses	15,856

Total Liabilities	1,611,592

Net Assets	$30,354,447

Net Assets consist of:
Capital	$33,281,129
Accumulated net investment income/(loss)	(60,437)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(4,167,736)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	1,301,491

Net Assets	$30,354,447

Shares of Beneficial Interest Outstanding	1,450,116

Net Asset Value (offering and redemption price per share)	$20.93

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$45,524
Interest	25,159

Total Investment Income	70,683

Expenses:
Advisory fees	49,164
Management services fees	9,833
Administration fees	4,778
Administrative services fees	28,130
Distribution fees	16,273
Custody fees	15,894
Fund accounting fees	6,603
Transfer agent fees	5,138
Other fees	6,566

Total Gross Expenses before reductions	142,379
Less Expenses reduced by the Advisor	(12,773)

Total Net Expenses	129,606

Net Investment Income/(Loss)	(58,923)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	362,660
Net realized gains (losses) on futures contracts and swap agreements	2,687,749
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	518,425

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	3,568,834

Change in Net Assets Resulting from Operations	$3,509,911

See accompanying notes to the financial statements.

15

PROFUNDS VP

ProFund VP UltraMid-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the period May 1, 2002(a) through December 31, 2002

	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$(58,923)	$(48,816)
Net realized gains (losses) on investments, futures contracts and swap agreements	3,050,409	(7,293,223)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	518,425	783,066

Change in net assets resulting from operations	3,509,911	(6,558,973)

Capital Transactions:
Proceeds from shares issued	147,530,267	379,471,152
Cost of shares redeemed	(141,462,974)	(352,134,936)

Change in net assets resulting from capital transactions	6,067,293	27,336,216

Change in net assets	9,577,204	20,777,243
Net Assets:
Beginning of period	20,777,243	—

End of period	$30,354,447	$20,777,243

Share Transactions:
Issued	8,186,529	19,455,653
Redeemed	(7,936,000)	(18,256,066)

Change in shares	250,529	1,199,587

(a)	Commencement of operations

See accompanying notes to the financial statements.

16

PROFUNDS VP

ProFund VP UltraMid-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$17.32		$30.00

Investment Activities:
Net investment income/(loss)	(0.08	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	3.69		(12.59)

Total income/(loss) from investment activities	3.61		(12.68)

Net Asset Value, End of Period	$20.93		$17.32

Total Return	20.84	%(c)	(42.27	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$30,354,447		$20,777,243
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	(0.90	)%(d)	(0.72	)%(d)
Ratio of gross expenses to average net assets	2.17	%(d)	2.36	%(d)
Portfolio turnover(e)	582%		2,654%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

17

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (84.8%)

	Shares	Value
Aaron Rents, Inc.	1,175	$30,315
Abgenix, Inc.*	6,580	69,024
ABM Industries, Inc.	3,290	50,666
Actel Corp.*	1,880	38,540
Action Performance Cos., Inc.	1,410	26,790
Actuant Corp.*	940	44,481
Acuity Brands, Inc.	3,525	64,049
Adolor Corp.*	3,290	40,368
ADTRAN, Inc.*	2,350	120,532
Advanced Digital Information Corp.*	5,405	53,996
Advanced Neuromodulation Systems, Inc.*	705	36,498
ADVO, Inc.*	1,645	73,038
Aeroflex, Inc.*	5,875	45,473
AFC Enterprises, Inc.*	1,175	19,082
Agile Software Corp.*	3,995	38,552
AGL Resources, Inc.	6,580	167,395
Airborne, Inc.	5,405	112,965
Airgas, Inc.	5,875	98,406
AirTran Holdings, Inc.*	5,640	59,051
Alaska Air Group, Inc.*	2,115	45,367
Albany International Corp.—Class A	2,115	57,951
Albany Molecular Research, Inc.*	1,880	28,388
Alexander & Baldwin, Inc.	3,525	93,518
Alexandria Real Estate Equities, Inc.	2,115	95,175
Alkermes, Inc.*	4,700	50,525
Allen Telecom, Inc.*	3,760	62,115
Alliance Gaming Corp.*	3,525	66,658
Alpharma, Inc.	2,820	60,912
AMC Entertainment, Inc.*	2,585	29,572
Amcore Financial, Inc.	2,115	49,237
American Capital Strategies, Ltd.	7,990	199,271
American Italian Pasta Co.*	2,115	88,090
American Management Systems, Inc.*	3,995	57,049
American Medical Systems Holdings, Inc.*	5,405	91,182
American States Water Co.	1,410	38,493
American Tower Corp.*	13,865	122,704
AMERIGROUP Corp.*	705	26,226
Ameritrade Holding Corp.—Class A*	15,275	113,188
Ametek, Inc.	3,290	120,579
Amli Residential Properties Trust	1,410	33,206
AmSurg Corp.*	2,350	71,675
Amylin Pharmaceuticals, Inc.*	5,875	128,604
Analogic Corp.	705	34,376
Anchor BanCorp Wisconsin, Inc.	1,880	44,913
Anixter International, Inc.*	3,525	82,591
AnnTaylor Stores Corp.*	5,170	149,671
ANSYS, Inc.*	1,175	36,543
Anteon International Corp.*	1,410	39,353
Anthracite Capital, Inc.	5,875	70,853
Anworth Mortgage Asset Corp.	2,350	36,237
Apogee Enterprises, Inc.	2,350	21,197
Applera Corp.—Celera Genomics Group*	6,110	63,055
Applied Industrial Technologies, Inc.	1,645	34,710
Apria Healthcare Group, Inc.*	3,760	93,549
Arbitron, Inc.*	2,585	92,285
Arch Chemicals, Inc.	1,880	35,908
Arch Coal, Inc.	4,230	97,205
Argosy Gaming Co.*	2,350	49,139
Ariba, Inc.*	22,090	65,607

Common Stocks, continued

	Shares	Value
Arkansas Best Corp.	5,170	$122,993
Armor Holdings, Inc.*	2,115	28,341
Arris Group, Inc.*	5,405	26,809
Arrow International, Inc.	705	31,126
ArthroCare Corp.*	1,880	31,509
Ascential Software Corp.*	5,062	83,211
Asyst Technologies, Inc.*	3,290	22,010
Atherogenics, Inc.*	2,585	38,594
Atlantic Coast Airlines Holdings, Inc.*	3,525	47,552
ATMI, Inc.*	2,350	58,680
Atmos Energy Corp.	4,700	116,560
Atrix Laboratories, Inc.*	2,115	46,509
Atwood Oceanics, Inc.*	705	19,141
Avid Technology, Inc.*	2,820	98,897
Avista Corp.	4,230	59,855
Avocent Corp.*	5,170	154,738
Axcelis Technologies, Inc.*	10,810	66,157
Aztar Corp.*	3,055	49,216
Baldor Electric Co.	3,055	62,933
Bandag, Inc.	940	35,034
Bankatlantic Bancorp, Inc.—Class A	3,525	41,912
BankUnited Financial Corp.—Class A*	3,760	75,764
Banta Corp.	2,115	68,463
BARRA, Inc.*	2,350	83,895
Bay View Capital Corp.*	5,405	31,241
Beazer Homes U.S.A., Inc.*	1,645	137,358
Bedford Property Investors, Inc.	1,410	40,044
Belden, Inc.	2,115	33,607
Benchmark Electronics, Inc.*	1,880	57,829
Bio-Rad Laboratories, Inc.—Class A*	1,645	91,051
BioMarin Pharmaceutical, Inc.*	3,760	36,698
Black Box Corp.	2,350	85,070
Black Hills Corp.	2,350	72,145
Blyth, Inc.	2,820	76,704
Bob Evans Farms, Inc.	5,640	155,832
Borland Software Corp.*	8,930	87,246
Boston Private Financial Holdings, Inc.	2,820	59,446
Bowne & Co., Inc.	2,820	36,745
Boyd Gaming Corp.*	2,820	48,673
Brady Corp.—Class A	1,645	54,861
Brandywine Realty Trust	3,055	75,214
Briggs & Stratton Corp.	1,880	94,939
Bright Horizons Family Solutions, Inc.*	940	31,546
Brookline Bancorp, Inc.	6,110	85,540
Brooks Automation, Inc.*	6,345	71,952
Brown Shoe Company, Inc.	1,645	49,021
Burlington Coat Factory Warehouse Corp.	1,645	29,446
C&D Technologies, Inc.	2,350	33,746
Cabot Microelectronics Corp.*	3,995	201,627
Cabot Oil & Gas Corp.	2,585	71,372
CACI International, Inc.—Class A*	3,055	104,787
Cal Dive International, Inc.*	3,290	71,722
California Pizza Kitchen, Inc.*	1,410	30,315
Cambrex Corp.	2,115	48,687
Capital Automotive REIT	5,170	144,708
CARBO Ceramics, Inc.	705	26,261
Carlisle Cos., Inc.	2,820	118,890
Casey’s General Stores, Inc.	3,290	46,521
Cato Corp.—Class A	1,410	29,723

See accompanying notes to the financial statements.

18

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
CBL & Associates Properties, Inc.	2,350	$101,050
CDI Corp.*	1,175	30,503
Cell Genesys, Inc.*	7,050	60,912
Cell Therapeutics, Inc.*	2,820	27,439
Centex Construction Products, Inc.	705	28,263
Central Garden & Pet Co.*	1,175	28,024
CH Energy Group, Inc.	1,410	63,450
Charming Shoppes, Inc.*	8,930	44,382
Charter Municipal Mortgage Acceptance Co.	3,525	67,010
Chateau Communities, Inc.	3,055	90,397
Checkpoint Systems, Inc.*	3,055	43,228
Chelsea Property Group, Inc.	3,525	142,093
Chesapeake Corp.	1,175	25,674
Chesapeake Energy Corp.	14,335	144,783
Chiquita Brands International, Inc.*	3,055	44,298
Chittenden Corp.	4,700	128,544
Choice Hotels International, Inc.*	1,880	51,343
Christopher & Banks Corp.*	2,115	78,234
Ciber, Inc.*	4,700	32,994
Cima Labs, Inc.*	1,410	37,915
Cincinnati Bell, Inc.*	16,685	111,790
Claire’s Stores, Inc.	4,465	113,232
Clarcor, Inc.	2,115	81,533
CLECO Corp.	3,525	61,053
Cognex Corp.*	5,875	131,306
Cognizant Technology Solutions Corp.*	7,755	188,911
Coherent, Inc.*	2,820	67,483
Cohu, Inc.	1,880	29,328
Coinstar, Inc.*	3,290	62,049
Colonial Properties Trust	1,880	66,157
Commerce Group, Inc.	2,115	76,563
Commercial Federal Corp.	3,995	84,694
Commercial Metals Co.	2,115	37,626
Commercial NET Lease Realty	3,995	68,874
Commonwealth Telephone Enterprises, Inc.*	1,410	61,998
Commscope, Inc.*	4,700	44,650
Community Bank System, Inc.	940	35,720
Comstock Resources, Inc.*	1,880	25,718
CONMED Corp.*	3,290	60,075
Connetics Corp.*	2,820	42,215
Consolidated Graphics, Inc.*	940	21,507
Cooper Companies, Inc.	3,525	122,564
Corinthian Colleges, Inc.*	4,465	216,865
Corixa Corp.*	3,760	29,065
Corn Products International, Inc.	3,055	91,742
Cornerstone Realty Income Trust, Inc.	4,230	30,921
Corporate Executive Board Co.*	3,760	153,483
Corporate Office Properties Trust	1,645	27,850
Corrections Corp. of America*	2,350	59,525
Cost Plus, Inc.*	2,350	83,801
Covance, Inc.*	4,935	89,324
Cray, Inc.*	5,640	44,556
Credence Systems Corp.*	5,640	47,771
Cree Research, Inc.*	6,815	110,948
Crompton Corp.	9,635	67,927
Cross Country Healthcare, Inc.*	2,820	37,196
Crown American Realty Trust	2,115	22,715
Crown Holdings, Inc.*	16,450	117,453
Cuno, Inc.*	1,410	50,929

Common Stocks, continued

	Shares	Value
Curtiss-Wright Corp.	940	$59,407
CV Therapeutics, Inc.*	2,820	83,641
Cyberonics, Inc.*	4,465	96,043
Cytec Industries, Inc.*	4,465	150,917
Daktronics, Inc.*	1,175	19,211
Datascope Corp.	940	27,758
Del Monte Foods Co.*	18,565	164,114
Delphi Financial Group, Inc.—Class A	1,175	54,990
Delta & Pine Land Co.	3,290	72,314
Denbury Resources, Inc.*	2,115	28,404
Dendrite International, Inc.*	3,055	39,348
Digital Insight Corp.*	3,055	58,198
Digital River, Inc.*	6,110	117,923
Dime Community Bancshares, Inc.	3,055	77,750
DIMON, Inc.	3,525	25,239
Dionex Corp.*	1,645	65,389
Documentum, Inc.*	6,815	134,051
Dollar Thrifty Automotive Group, Inc.*	2,115	39,233
DoubleClick, Inc.*	10,105	93,471
DQE, Inc.	7,285	109,785
Dress Barn, Inc.*	1,880	23,820
DRS Technologies, Inc.*	2,115	59,051
DSP Group, Inc.*	3,055	65,774
Duane Reade, Inc.*	2,115	31,196
DuPont Photomasks, Inc.*	3,290	61,951
Dycom Industries, Inc.*	4,230	68,949
E.piphany, Inc.*	5,405	27,620
EarthLink, Inc.*	10,575	83,437
East-West Bancorp, Inc.	4,465	161,364
Eastgroup Properties, Inc.	1,410	38,070
Echelon Corp.*	2,350	32,360
Eclipsys Corp.*	3,525	36,801
EDO Corp.	1,410	24,957
eFunds Corp.*	4,700	54,191
EGL, Inc.*	7,285	110,732
El Paso Electric Co.*	3,995	49,258
Electro Scientific Industries, Inc.*	5,640	85,502
Electronics for Imaging, Inc.*	5,170	104,899
ElkCorp	1,645	37,013
EMCOR Group, Inc.*	1,410	69,598
Empire District Electric Co.	1,880	40,890
Endo Pharmaceuticals Holdings, Inc.*	1,880	31,810
Energen Corp.	3,055	101,732
Engineered Support Systems, Inc.	1,175	49,174
Entegris, Inc.*	4,465	60,010
Enterasys Networks, Inc.*	13,630	41,299
Entertainment Properties Trust	2,115	60,806
Enzo Biochem, Inc.*	1,984	42,696
Enzon, Inc.*	5,875	73,555
EPIQ Systems, Inc.*	1,645	28,245
Equity One, Inc.	1,880	30,832
eResearch Technology, Inc.*	7,990	177,058
ESCO Technologies, Inc.*	1,175	51,700
eSPEED, Inc.—Class A*	2,350	46,436
ESS Technology, Inc.*	6,580	64,155
Essex Property Trust, Inc.	1,880	107,630
Esterline Technologies Corp.*	1,880	32,731
Evergreen Resources, Inc.*	2,350	127,629
Exar Corp.*	3,525	55,801
Exelixis, Inc.*	3,995	27,725
Extreme Networks, Inc.*	11,515	61,030

See accompanying notes to the financial statements.

19

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Exult, Inc.*	3,995	$34,237
F5 Networks, Inc.*	2,585	43,557
FactSet Research Systems, Inc.	2,350	103,518
Federal Realty Investment Trust	4,935	157,919
Federal Signal Corp.	4,700	82,579
FEI Co.*	2,820	52,903
FelCor Lodging Trust, Inc.	4,230	33,206
Ferro Corp.	3,290	74,124
Fidelity National Information Solutions, Inc.*	1,175	30,644
Filenet Corp.*	6,580	118,703
Financial Federal Corp.*	1,410	34,404
Finish Line, Inc.—Class A*	1,645	36,535
First BanCorp.	2,820	77,409
First Community Bancorp—Class A	940	29,300
First Financial Holdings, Inc.	1,175	31,772
First Niagara Financial Group, Inc.	2,350	32,806
First Republic Bank*	2,820	75,012
FirstFed Financial Corp.*	2,820	99,517
Flagstar Bancorp, Inc.	3,290	80,441
FLIR Systems, Inc.*	6,110	184,216
Florida Rock Industries, Inc.	1,645	67,906
Flowers Foods, Inc.	2,820	55,723
FMC Corp.*	2,820	63,817
Fossil, Inc.*	4,935	116,268
Foundry Networks, Inc.*	9,870	142,128
Fred’s, Inc.	2,585	96,110
Fremont General Corp.	4,935	67,610
Frontier Oil Corp.	2,350	35,720
FTI Consulting, Inc.*	3,177	79,330
FuelCell Energy, Inc.*	5,170	42,342
G & K Services, Inc.	1,880	55,648
Gables Residential Trust	2,820	85,249
Gardner Denver, Inc.*	1,410	28,849
Gartner Group, Inc.*	7,050	53,439
Genesco, Inc.*	1,880	33,276
Genesis Microchip, Inc.*	3,055	41,365
Genlyte Group, Inc.*	940	32,872
Genta, Inc.*	3,525	46,953
Georgia Gulf Corp.	3,055	60,489
Getty Realty Corp.	1,410	31,471
Glenborough Realty Trust, Inc.	2,585	49,503
Glimcher Realty Trust	2,585	57,904
Global Industries, Ltd.*	5,640	27,185
GlobespanVirata, Inc.*	9,870	81,428
Gold Banc Corp., Inc.	4,700	49,397
Granite Construction, Inc.	2,820	54,031
Great Lakes Chemical Corp.	3,760	76,704
Great Lakes REIT, Inc.	1,880	30,080
Grey Wolf, Inc.*	14,100	56,964
Griffon Corp.*	2,350	37,600
Group 1 Automotive, Inc.*	1,645	53,314
Guitar Center, Inc.*	1,880	54,520
Gymboree Corp.*	2,115	35,490
Haemonetics Corp.*	1,410	26,367
Hain Celestial Group, Inc.*	1,880	30,061
Hancock Fabrics, Inc.	1,645	26,567
Handleman Co.*	2,115	33,840
Hanover Compressor Co.*	5,170	58,421
Harbor Florida Bancshares, Inc.	1,880	45,045
Harland (John H.) Co.	3,055	79,919

Common Stocks, continued

	Shares	Value
Headwaters, Inc.*	3,055	$44,878
Health Care REIT, Inc.	3,995	121,848
Healthcare Realty Trust, Inc.	3,760	109,604
Heartland Express, Inc.*	3,760	83,660
Hecla Mining Co.*	7,285	30,816
Heritage Property Investment Trust	1,880	50,910
Hilb, Rogal & Hamilton Co.	3,055	103,991
Hollywood Entertainment Corp.*	7,520	129,344
Home Properties of New York, Inc.	3,055	107,658
Hooper Holmes, Inc.	4,465	28,755
Horace Mann Educators Corp.	3,290	53,068
Hot Topic, Inc.*	6,580	177,067
Houston Exploration Co.*	940	32,618
Hovnanian Enterprises—Class A*	2,115	124,679
HRPT Properties Trust	11,280	103,776
Hughes Supply, Inc.	2,115	73,391
Hutchinson Technology, Inc.*	5,405	177,769
Hydril Co.*	940	25,615
Hyperion Solutions Corp.*	3,995	134,871
ICU Medical, Inc.*	1,175	36,601
Identix, Inc.*	7,050	44,768
IDEX Corp.	2,585	93,680
IDEXX Laboratories, Inc.*	6,110	205,784
IDX Systems Corp.*	1,410	21,883
IGEN International, Inc.*	2,350	73,790
IHOP Corp.	1,645	51,933
ILEX Oncology, Inc.*	2,820	54,736
Imagistics International, Inc.*	1,645	42,441
Imation Corp.	940	35,551
ImClone Systems, Inc.*	6,580	208,060
Immucor, Inc.*	940	20,483
IMPAC Mortgage Holdings, Inc.	4,465	74,521
INAMED Corp.*	1,645	88,320
Independent Bank Corp.	940	21,235
Informatica Corp.*	5,405	37,349
Insight Communications Co., Inc.*	4,230	55,751
Insight Enterprises, Inc.*	3,525	35,462
Insituform Technologies, Inc.—Class A*	2,115	37,393
Integra LifeSciences Holdings*	3,525	92,990
Inter-Tel, Inc.	2,115	44,880
Interdigital Communications Corp.*	4,700	109,839
Intergraph Corp.*	7,755	166,732
Intermagnetics General Corp.*	1,410	27,974
InterMune, Inc.*	2,350	37,859
International Multifoods Corp.*	1,410	32,303
Internet Security Systems, Inc.*	3,290	47,672
Interstate Bakeries Corp.	3,760	47,752
Invacare Corp.	2,115	69,795
Invision Technologies, Inc.*	1,410	35,039
Iomega Corp.*	4,465	47,329
Ionics, Inc.*	1,645	36,799
Irwin Financial Corp.	2,115	54,779
Itron, Inc.*	2,350	50,666
ITT Educational Services, Inc.*	4,700	137,475
J.B. Hunt Transport Services, Inc.*	2,585	97,584
Jack in the Box, Inc.*	3,055	68,127
Jacuzzi Brands, Inc.*	5,640	29,836
JAKKS Pacific, Inc.*	2,820	37,478
Jarden Corp.*	940	26,010
JDA Software Group, Inc.*	5,405	60,482

See accompanying notes to the financial statements.

20

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Jefferies Group, Inc.	2,350	$117,007
JM Smucker Co.	3,995	159,361
Jo-Ann Stores, Inc.—Class A*	1,880	47,564
Journal Register Co.*	2,585	46,763
Joy Global, Inc.*	3,995	59,006
K-Swiss, Inc.—Class A	940	32,449
K-V Pharmaceutical Co.*	1,880	52,264
Kansas City Southern Industries, Inc.*	5,405	65,022
Kaydon Corp.	3,055	63,544
Keane, Inc.*	4,700	64,061
Kellwood Co.	2,585	81,763
Kelly Services, Inc.—Class A	1,410	33,065
Kennametal, Inc.	3,055	103,381
Key Energy Group*	9,870	105,807
Kilroy Realty Corp.	2,350	64,625
Kirby Corp.*	1,645	46,389
Knight Trading Group, Inc.*	20,445	127,168
Knight Transportation, Inc.*	2,820	70,218
Koger Equity, Inc.	1,645	28,343
Kopin Corp.*	5,875	35,955
Korn/Ferry International*	3,290	26,649
Kroll, Inc.*	2,350	63,591
Kronos, Inc.*	3,055	155,225
La Quinta Corp.*	11,750	50,643
Laclede Group, Inc.	1,645	44,086
LandAmerica Financial Group, Inc.	1,645	78,138
Landauer, Inc.	705	29,490
Landry’s Restaurants, Inc.	2,115	49,914
Landstar System, Inc.*	1,410	88,619
Lattice Semiconductor Corp.*	7,990	65,758
Legato Systems, Inc.*	7,990	67,036
Lennox International, Inc.	3,760	48,391
Lexington Corporate Properties Trust	2,350	41,595
Libbey, Inc.	1,410	32,007
Liberty Corp.	1,645	69,913
Ligand Pharmaceuticals, Inc.—Class B*	4,935	67,067
Lincoln Electric Holdings, Inc.	2,820	57,556
Linens ‘n Things, Inc.*	4,465	105,419
Littelfuse, Inc.*	1,645	36,782
LNR Property Corp.	2,115	79,101
Lone Star Steakhouse & Saloon, Inc.	1,410	30,696
Lone Star Technologies, Inc.*	2,585	54,750
Longs Drug Stores Corp.	2,820	46,812
Longview Fibre Co.	4,230	34,686
Louisiana-Pacific Corp.*	10,105	109,538
LTX Corp.*	4,700	40,514
M.D.C. Holdings, Inc.	2,476	119,541
M/I Schottenstein Homes, Inc.	1,175	50,149
Macdermid, Inc.	2,350	61,805
Macerich Co.	5,170	181,621
Macrovision Corp.*	4,230	84,262
MAF Bancorp, Inc.	1,880	69,692
Magnum Hunter Resources, Inc.*	4,230	33,798
Manhattan Associates, Inc.*	2,350	61,030
Manitowoc Co.	2,350	52,405
Manufactured Home Communities, Inc.	1,645	57,756
Martek Biosciences Corp.*	1,880	80,727
Marvel Enterprises, Inc.*	4,230	80,793
MascoTech, Inc. (a)*	1,386	0
Massey Energy Co.	5,405	71,076

Common Stocks, continued

	Shares	Value
Maverick Tube Corp.*	3,290	$63,004
Maximus, Inc.*	1,410	38,958
Maxtor Corp.*	20,210	151,777
McDATA Corp.—Class A*	10,810	158,582
Mediacom Communications Corp.*	7,520	74,222
MEMC Electronic Materials, Inc.*	4,700	46,060
Mentor Corp.	6,580	127,520
Mentor Graphics Corp.*	10,340	149,723
Mercury Computer Systems, Inc.*	2,585	46,944
Merit Medical Systems, Inc.*	1,175	23,477
Meritage Corp.*	705	34,728
Methode Electronics, Inc.—Class A	2,820	30,315
MFA Mortgage Investments, Inc.	3,995	40,110
MGI Pharma, Inc.*	2,115	54,207
Micromuse, Inc.*	7,050	56,330
Micros Systems, Inc.*	1,410	46,502
Microsemi Corp.*	2,350	37,600
Mid-America Apartment Communities, Inc.	1,410	38,084
Mid-Atlantic Realty Trust	1,645	34,446
Millennium Chemicals, Inc.	5,640	53,636
Mills Corp.	2,820	94,611
Mine Safety Appliances Co.	705	30,752
Minerals Technologies, Inc.	1,880	91,481
Modine Manufacturing Co.	2,585	50,071
Monaco Coach Corp.*	2,115	32,423
Moog, Inc.—Class A*	1,175	40,831
Moore Wallace, Inc.*	1,170	17,176
Movie Gallery, Inc.*	1,410	26,015
MPS Group, Inc.*	7,990	54,971
Mueller Industries, Inc.*	2,820	76,450
Mykrolis Corp.*	3,290	33,394
Myriad Genetics, Inc.*	15,275	207,893
NACCO Industries, Inc.—Class A	470	27,702
National Health Investors, Inc.	2,115	39,001
National Penn Bancshares, Inc.	1,645	46,192
Nationwide Health Properties, Inc.	4,935	78,615
Nautica Enterprises, Inc.*	2,115	27,135
Nautilus Goup, Inc.	2,585	32,054
Navigant Consulting Co.*	3,760	44,556
NBTY, Inc.*	3,995	84,135
NCI Building Systems, Inc.*	1,645	27,472
NCO Group, Inc.*	1,645	29,462
NDCHealth Corp.	2,820	51,747
Nektar Therapeutics*	5,405	49,888
Net.B@nk, Inc.	15,040	197,926
NetIQ Corp.*	4,230	65,396
NetScreen Technologies, Inc.*	1,645	37,095
Neurocrine Biosciences, Inc.*	4,465	222,981
New Century Financial Corp.	1,880	82,062
New England Business Services, Inc.	1,175	35,250
New Jersey Resources Corp.	2,820	100,110
Newpark Resources, Inc.*	6,110	33,483
Newport Corp.*	3,290	48,692
Nextel Partners, Inc.—Class A*	6,580	48,034
Nordson Corp.	1,880	44,838
Northwest Natural Gas Co.	2,820	76,845
Novell, Inc.*	31,490	96,989
Noven Pharmaceuticals, Inc.*	2,350	24,064
NPS Pharmaceuticals, Inc.*	3,290	80,079
Nu Skin Enterprises, Inc.	3,995	41,748

See accompanying notes to the financial statements.

21

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
NUI Corp.	1,410	$21,883
O’Charley’s, Inc.*	1,410	30,357
Oceaneering International, Inc.*	2,115	54,038
OceanFirst Financial Corp.	940	22,964
Odyssey Healthcare, Inc.*	1,410	52,170
Odyssey Re Holdings Corp.	1,410	29,751
OfficeMax, Inc.*	9,870	64,649
Offshore Logistics, Inc.*	1,880	40,890
Ohio Casualty Corp.*	4,465	58,849
Olin Corp.	5,170	88,407
OmniVision Technologies, Inc.*	1,880	58,656
ONEOK, Inc.	8,460	166,069
Openwave Systems, Inc.*	15,510	30,245
Orbital Sciences Corp.*	3,760	27,448
Oriental Financial Group, Inc.	2,350	60,372
OshKosh B’Gosh, Inc.—Class A	940	25,380
Oshkosh Truck Corp.	1,410	83,641
OSI Pharmaceuticals, Inc.*	3,290	105,971
Overseas Shipholding Group, Inc.	2,350	51,724
Overture Services, Inc.*	4,700	85,211
Owens & Minor, Inc.	3,055	68,279
P.F. Chang’s China Bistro, Inc.*	3,290	161,900
Pacific Capital Bancorp	3,055	107,078
Pacific Sunwear of California, Inc.*	4,465	107,562
PacifiCare Health Systems, Inc.*	2,820	139,110
Palm, Inc.*	2,350	38,235
Pan Pacific Retail Properties	3,995	157,203
Panera Bread Co.*	4,700	187,999
Papa John’s International, Inc.*	1,175	32,959
Parametric Technology Corp.*	22,090	67,375
PAREXEL International Corp.*	2,115	29,504
Park Electrochemical Corp.	1,645	32,818
Parkway Properties, Inc.	705	29,645
Patina Oil & Gas Corp.	2,641	84,908
Paxar Corp.*	2,820	31,020
Payless ShoeSource, Inc.*	9,870	123,374
Pediatrix Medical Group, Inc.*	1,880	67,022
Pegasus Systems, Inc.*	2,115	34,369
Penn National Gaming, Inc.*	3,290	67,610
Penn Virginia Corp.	705	30,315
Pennsylvania REIT	1,410	42,230
Pep Boys-Manny, Moe & Jack	4,230	57,147
Perrigo Co.	5,875	91,885
PFF Bancorp, Inc.	940	36,331
Pharmaceutical Resources, Inc.*	235	11,435
Philadelphia Consolidated Holding Corp.*	1,645	66,458
Phillips-Van Heusen Corp.	2,115	28,827
Photon Dynamics, Inc.*	4,230	116,874
Photronics, Inc.*	4,935	86,116
Piedmont Natural Gas Company, Inc.	3,055	118,565
Pinnacle Systems, Inc.*	8,460	90,522
Pixelworks, Inc.*	3,760	22,334
Plains Exploration & Production Co.*	1,147	12,399
Plains Resources, Inc.*	2,115	29,927
Plantronics, Inc.*	3,760	81,479
Plexus Corp.*	7,990	92,125
PMA Capital Corp.—Class A	3,760	47,263
PNM Resources, Inc.	3,290	88,008
PolyMedica Corp.	705	32,282
PolyOne Corp.	6,815	30,327

Common Stocks, continued

	Shares	Value
Port Financial Corp.	1,175	$63,309
Possis Medical, Inc.*	1,410	19,345
Post Properties, Inc.	3,760	99,640
Potlatch Corp.	2,585	66,564
Power Integrations, Inc.*	2,820	68,582
Power-One, Inc.*	8,225	58,809
Powerwave Technologies, Inc.*	8,930	55,991
Pre-Paid Legal Services, Inc.*	1,410	34,587
Prentiss Properties Trust	3,760	112,762
PRG-Schultz International, Inc.*	3,525	20,798
Price Communications Corp.*	4,230	54,609
PRIMEDIA, Inc.*	11,515	35,121
Priority Healthcare Corp.—Class B*	2,115	39,233
ProAssurance Corp.*	2,115	57,084
Progress Software Corp.*	2,350	48,716
ProQuest Co.*	1,645	42,441
Prosperity Bancshares, Inc.	1,175	22,619
Protein Design Labs, Inc.*	10,575	147,839
Provident Bankshares Corp.	2,350	59,714
Province Healthcare Co.*	4,700	52,029
PS Business Parks, Inc.	940	33,182
PSS World Medical, Inc.*	6,110	35,133
Pulitzer, Inc.	940	46,455
Quanex Corp.	1,410	41,905
Quantum Corp.*	12,220	49,491
Quest Software, Inc.*	3,290	39,151
Quicksilver Resources, Inc.*	940	22,513
Quiksilver, Inc.*	4,700	77,503
R & G Finanical Corp.—Class B	1,410	41,877
RAIT Investment Trust	1,645	43,593
Ralcorp Holdings, Inc.*	2,585	64,522
Rambus, Inc.*	6,580	109,031
Range Resources Corp.*	4,465	27,996
RARE Hospitality International, Inc.*	1,880	61,438
Rayovac Corp.*	2,820	36,519
Realty Income Corp.	3,055	116,334
Red Hat, Inc.*	12,925	97,842
Redwood Trust, Inc.	940	37,515
Regal-Beloit Corp.	1,880	35,908
Regeneron Pharmaceuticals, Inc.*	3,055	48,116
Regis Corp.	6,815	197,975
RehabCare Group, Inc.*	1,410	20,657
Reliance Steel & Aluminum Co.	2,115	43,781
REMEC, Inc.*	4,700	32,712
Remington Oil & Gas Corp.*	1,880	34,554
ResMed, Inc.*	2,820	110,544
Resources Connection, Inc.*	1,645	39,250
Respironics, Inc.*	3,525	132,258
RFS Hotel Investors, Inc.	2,350	28,952
Right Management Consultants, Inc.*	1,645	20,809
RLI Corp.	1,410	46,389
Roadway Corp.	1,645	46,932
Rogers Corp.*	1,410	46,953
Rollins, Inc.	1,175	22,149
Roper Industries, Inc.	3,055	113,646
Roto-Rooter, Inc.	940	35,899
RSA Security, Inc.*	4,465	47,999
Ruddick Corp.	2,820	44,330
Russ Berrie & Co., Inc.	1,410	51,479
Russell Corp.	2,115	40,185

See accompanying notes to the financial statements.

22

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Ryan’s Family Steak Houses, Inc.*	3,760	$52,640
S1 Corp.*	5,875	23,735
Sandisk Corp.*	5,640	227,573
SangStat Medical Corp.*	16,920	221,482
Saxon Capital, Inc.*	2,350	40,843
Scansoft, Inc.*	4,935	26,797
School Specialty, Inc.*	2,115	60,193
Schulman (A.), Inc.	4,700	75,482
Schweitzer-Mauduit International, Inc.	1,410	34,037
SCP Pool Corp.*	2,350	80,840
Seacoast Financial Services Corp.	2,115	41,877
SEACOR SMIT, Inc.*	2,115	77,176
Select Medical Corp.*	1,410	35,010
Selective Insurance Group, Inc.	2,115	52,981
Senior Housing Properties Trust	3,995	54,172
Sensient Technologies Corp.	3,760	86,442
Sepracor, Inc.*	6,345	114,400
SERENA Software, Inc.*	2,115	44,161
Service Corporation International*	24,675	95,492
Shopko Stores, Inc.*	2,585	33,605
Shuffle Master, Inc.*	4,465	131,225
Shurgard Storage Centers, Inc.—Class A	3,525	116,607
Sierra Health Services, Inc.*	2,350	47,000
Sierra Pacific Resources*	8,930	53,044
Silicon Graphics, Inc.*	15,980	18,217
Silicon Image, Inc.*	4,935	27,537
Silicon Laboratories, Inc.*	2,820	75,125
Simpson Manufacturing Co., Inc.*	1,410	51,606
Sinclair Broadcast Group—Class A*	3,760	43,654
Skyworks Solutions, Inc.*	11,985	81,138
SL Green Realty Corp.	3,760	131,186
Smith (A.O.) Corp.	1,410	39,692
Sola International, Inc.*	1,880	32,712
Solutia, Inc.	8,695	18,955
Sonic Corp.*	3,290	83,665
Sonus Networks, Inc.*	15,275	76,833
Sotheby’s Holdings, Inc.—Class A*	3,760	27,974
Sourcecorp*	1,410	30,456
South Financial Group, Inc.	7,990	186,406
Southern Peru Copper Corp.	1,175	17,978
Southern Union Co.*	3,525	59,714
Southwest Bancorporation of Texas, Inc.*	5,170	168,076
Southwest Gas Corp.	2,820	59,728
Southwestern Energy Co.*	2,350	35,274
Sovran Self Storage, Inc.	1,175	37,013
Spanish Broadcasting System, Inc.*	4,935	40,220
Spartech Corp.	1,175	24,922
Speedway Motorsports, Inc.	1,175	31,490
Spherion Corp.*	4,935	34,298
Spinnaker Exploration Co.*	2,115	55,413
SPS Technologies, Inc.	940	25,418
St. Mary Land & Exploration Co.	2,585	70,571
Stage Stores, Inc.*	1,880	44,180
Standard Pacific Corp.	3,290	109,096
Standard Register Co.	1,410	23,237
StarTek, Inc.*	940	24,722
Staten Island Bancorp, Inc.	4,935	96,134
Station Casinos, Inc.*	6,110	154,277
Steel Dynamics, Inc.*	2,820	38,634
Stericycle, Inc.	3,055	117,556

Common Stocks, continued

	Shares	Value
Sterling Bancshares, Inc.	3,525	$46,107
Sterling Financial Corp.*	1,221	29,744
Stewart & Stevenson Services, Inc.	2,350	37,013
Stewart Enterprises, Inc.—Class A*	7,990	34,357
Stewart Information Services Corp.*	1,645	45,813
Stone Energy Corp.*	1,880	78,810
Strayer Education, Inc.	940	74,683
Stride Rite Corp.	3,055	30,428
Summit Properties, Inc.	1,880	38,822
Sunrise Assisted Living, Inc.*	1,645	36,815
Superior Energy Services, Inc.*	4,230	40,100
Superior Industries International, Inc.	3,055	127,394
SureWest Communications	1,175	35,544
SurModics, Inc.*	3,760	114,680
Susquehanna Bancshares, Inc.	3,525	82,309
Swift Energy Co.*	2,115	23,265
Sybron Dental Special, Inc.*	3,290	77,644
Sycamore Networks, Inc.*	13,395	51,303
Sylvan Learning Systems, Inc.*	6,110	139,552
Symyx Technologies, Inc.*	2,350	38,352
Take-Two Interactive Software, Inc.*	4,230	119,878
Taubman Centers, Inc.	3,055	58,534
Techne Corp.*	6,110	185,377
Technitrol, Inc.*	3,525	53,051
Tecumseh Products Co.	1,645	63,020
Tekelec*	4,230	47,799
Teledyne Technologies, Inc.*	2,585	33,864
Telik, Inc.*	2,820	45,317
Tennant Co.	705	25,909
Terex Corp.*	3,525	68,808
Tesoro Petroleum Corp.*	5,640	38,803
Tetra Tech, Inc.*	4,230	72,460
TETRA Technologies, Inc.*	1,175	34,839
Texas Industries, Inc.	1,880	44,744
Texas Regional Bancshares, Inc.—Class A	2,115	73,391
The Medicines Co.*	2,350	46,272
The Men’s Wearhouse, Inc.*	2,585	56,482
The Topps Company, Inc.*	3,055	26,242
Thomas & Betts Corp.*	3,760	54,332
Thor Industries, Inc.	1,410	57,556
Thoratec Corp.*	4,230	63,027
Thornburg Mortgage Asset Corp.	6,110	150,917
THQ, Inc.*	5,875	105,750
Tibco Software, Inc.*	6,815	34,688
Tom Brown, Inc.*	3,055	84,898
Too, Inc.*	4,230	85,658
Toro Co.	2,350	93,413
Town & Country Trust	1,410	32,783
Tractor Supply Co.*	1,410	67,328
Tredegar Corp.	2,115	31,704
Triad Guaranty, Inc.*	705	26,755
Triarc Cos., Inc.*	1,175	35,238
Trimble Navigation, Ltd.*	2,115	48,497
Trimeris, Inc.*	1,880	85,878
Trinity Industries, Inc.	3,290	60,898
TriQuint Semiconductor, Inc.*	11,750	48,880
Triumph Group, Inc.*	1,410	39,720
Tuesday Morning Corp.*	1,645	43,264
Tupperware Corp.	4,465	64,117
U.S. Restaurant Properties, Inc.	2,350	36,895

See accompanying notes to the financial statements.

23

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
UCBH Holdings, Inc.	6,110	$175,234
UGI Corp.	4,230	134,091
UICI*	3,290	49,580
UIL Holdings Corp.	1,175	47,646
Ultratech Stepper, Inc.*	2,115	39,106
Umpqua Holdings Corp.	2,585	49,089
Unifi, Inc.*	4,230	26,226
Unisource Energy Corp.	2,350	44,180
Unit Corp.*	3,290	68,794
United Defense Industries, Inc.*	1,880	48,767
United Natural Foods, Inc.*	1,645	46,290
United Online, Inc.*	1,880	47,639
United Stationers, Inc.*	3,055	110,499
United Surgical Partners International, Inc.*	4,935	111,482
United Therapeutics Corp.*	1,410	30,710
Universal Compression Holdings, Inc.*	1,410	29,413
Universal Corp.	2,350	99,405
Universal Health Realty Income Trust	940	25,380
Urban Outfitters, Inc.*	2,115	75,929
US Oncology, Inc.*	5,875	43,416
USEC, Inc.	7,990	56,089
USF Corp.	2,585	69,717
Valhi, Inc.	2,115	20,346
Valmont Industries, Inc.	1,175	22,866
Varian Semiconductor Equipment Associates, Inc.*	4,700	139,871
Varian, Inc.*	3,055	105,917
VCA Antech, Inc.*	1,880	36,792
Vector Group, Ltd.	1,880	32,900
Veeco Instruments, Inc.*	6,580	112,057
Ventana Medical Systems, Inc.*	1,175	31,937
Ventas, Inc.	7,285	110,368
Verity, Inc.*	5,170	65,452
Viasys Healthcare, Inc.*	2,350	48,645
Vignette Corp.*	19,740	41,059
Vintage Petroleum, Inc.	4,230	47,714
VISX, Inc.*	4,230	73,391
Vitesse Semiconductor Corp.*	17,155	84,403
W Holding Co., Inc.	3,760	63,619
W-H Energy Services, Inc.*	2,115	41,200
Wabtec Corp.	3,055	42,495
Walter Industries, Inc.	2,350	27,613
Washington REIT	3,525	95,880
Waste Connections, Inc.*	2,585	90,604
Watsco, Inc.	1,645	27,241
Watson Wyatt & Company Holdings*	1,645	38,131
Watts Industries, Inc.—Class A	1,410	25,169
Wausau-Mosinee Paper Corp.	3,290	36,848
Waypoint Financial Corp.	3,290	59,352
WD-40 Co.	1,410	40,256
WebEx Communications, Inc.*	2,585	36,061
webMethods, Inc.*	3,995	32,479
Websense, Inc.*	1,880	29,441
Wellman, Inc.	2,820	31,584
Werner Enterprises, Inc.	3,760	79,712
Westar Energy, Inc.	6,345	102,979
Western Digital Corp.*	16,215	167,014
Western Gas Resources, Inc.	1,645	65,142
Westport Resources Corp.*	1,880	42,770

Common Stocks, continued

	Shares	Value
WGL Holdings, Inc.	5,170	$138,038
Wilson Greatbatch Technologies, Inc.*	2,115	76,352
Winnebago Industries, Inc.	1,175	44,533
Wintrust Financial Corp.	1,410	41,736
WMS Industries, Inc.*	2,115	32,973
Wolverine World Wide, Inc.	3,760	72,418
Woodward Governor Co.	705	30,315
Worthington Industries, Inc.	6,580	88,171
WPS Resources Corp.	4,935	198,387
Wright Medical Group, Inc.*	1,410	26,790
WSFS Financial Corp.	1,880	72,192
XM Satellite Radio Holdings, Inc.— Class A*	8,460	93,482
Yankee Candle Co., Inc.*	2,350	54,567
Yellow Corp.*	5,170	119,686
Zoll Medical Corp.*	705	23,660
Zoran Corp.*	3,290	63,201

TOTAL COMMON STOCKS		51,583,182

Warrant (0.0%)
Microstrategy, Inc.	3,674	735

TOTAL WARRANT		735

Convertible Bond (0.3%)

	Principal Amount
Microstrategy, Inc., 7.50%, 06/24/07	$155,600	181,274

TOTAL CONVERTIBLE BOND		181,274

Federal Home Loan Bank (14.1%)
Federal Home Loan Bank, 0.51%, 07/01/03	8,606,000	8,605,880

TOTAL FEDERAL HOME LOAN BANK		8,605,880

TOTAL INVESTMENTS (Cost $55,583,310)(b) —99.2%		60,371,071
Net other assets (liabilities)—0.8%		476,564

NET ASSETS—100.0%		$60,847,635

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
Russell 2000 Futures Contract expiring September 2003 (Underlying face amount at value $41,208,600)	183	$(487,740)

See accompanying notes to the financial statements.

24

PROFUNDS VP ProFund VP UltraSmall-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
Russell 2000 Index Swap Agreements expiring 08/27/03-09/26/03 (Underlying notional amount at value $29,130,268)	64,969	$(36,418)

*	Non-income producing security
(a)	Escrowed security
(b)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$5,484,320
Unrealized depreciation	(696,559)

Net unrealized appreciation/depreciation	$4,787,761

The ProFund VP UltraSmall-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.1%
Aerospace/Defense	0.7%
Agriculture	0.4%
Airlines	0.2%
Apparel	0.8%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.4%
Banks	3.6%
Biotechnology	1.8%
Building Materials	0.6%
Chemicals	2.2%
Coal	0.3%
Commercial Services	3.8%
Computers	4.2%
Distribution/Wholesale	0.6%
Diversified Financial Services	1.0%
Electric	1.6%
Electrical Components & Equipment	0.7%
Electronics	2.3%
Energy—Alternate Sources	0.1%
Engineering & Construction	0.4%

Entertainment	0.8%
Environmental Control	0.6%
Food	1.6%
Forest Products & Paper	0.5%
Gas	1.8%
Hand/Machine Tools	0.4%
Healthcare—Products	3.5%
Healthcare—Services	1.7%
Holding Companies—Diversified	0.0%
Home Builders	1.1%
Household Products/Wares	1.0%
Housewares	0.2%
Insurance	1.4%
Internet	2.7%
Investment Companies	0.3%
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.6%
Machinery—Construction & Mining	0.2%
Machinery—Diversified	1.2%
Manufacturing	1.4%
Media	0.8%
Metal Fabricate/Hardware	0.6%
Mining	0.2%
Office/Business Equipment	0.1%
Oil & Gas	2.3%
Oil & Gas Services	1.1%
Packaging & Containers	0.2%
Pharmaceuticals	3.9%
Pipelines	0.2%
Real Estate	0.2%
Real Estate Investment Trust	7.6%
Retail	5.9%
Savings & Loans	1.8%
Semiconductors	3.5%
Software	3.9%
Telecommunications	2.6%
Textiles	0.4%
Toys/Games/Hobbies	0.3%
Transportation	2.1%
Water	0.1%
Other	14.9%

See accompanying notes to the financial statements.

25

PROFUNDS VP

ProFund VP UltraSmall-Cap

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $55,583,310)	$60,371,071
Cash	11,129
Segregated cash balances with brokers for futures contracts	3,054,225
Dividends and interest receivable	54,710
Receivable for investments sold	5,482,837
Receivable for capital shares issued	2,429
Prepaid expenses	771

Total Assets	68,977,172

Liabilities:
Payable for capital shares redeemed	7,949,101
Unrealized depreciation on swap agreements	36,418
Variation margin on futures contracts	23,950
Advisory fees payable	41,000
Management services fees payable	8,200
Administration fees payable	2,716
Administrative services fees payable	27,345
Distribution fees payable	14,655
Other accrued expenses	26,152

Total Liabilities	8,129,537

Net Assets	$60,847,635

Net Assets consist of:
Capital	$99,319,421
Accumulated net investment income/(loss)	(110,715)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(42,624,674)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	4,263,603

Net Assets	$60,847,635

Shares of Beneficial Interest Outstanding	3,128,734

Net Asset Value (offering and redemption price per share)	$19.45

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$122,944
Dividends	113,319

Total Investment Income	236,263

Expenses:
Advisory fees	140,221
Management services fees	28,044
Administration fees	11,669
Administrative services fees	88,691
Distribution fees	46,594
Custody fees	23,226
Fund accounting fees	15,754
Transfer agent fees	12,534
Other fees	17,714

Total Gross Expenses before reductions	384,447
Less Expenses reduced by the Advisor	(15,105)

Total Net Expenses	369,342

Net Investment Income/(Loss)	(133,079)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	(398,852)
Net realized gains (losses) on futures contracts and swap agreements	7,182,629
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	4,731,986

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	11,515,763

Change in Net Assets Resulting from Operations	$11,382,684

See accompanying notes to the financial statements.

26

PROFUNDS VP

ProFund VP UltraSmall-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(133,079)	$(322,840)
Net realized gains (losses) on investments, futures contracts and swap agreements	6,783,777	(12,936,146)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swaps agreements	4,731,986	(12,513,542)

Change in net assets resulting from operations	11,382,684	(25,772,528)

Capital Transactions:
Proceeds from shares issued	222,850,375	914,822,517
Cost of shares redeemed	(203,946,395)	(947,529,845)

Change in net assets resulting from capital transactions	18,903,980	(32,707,328)

Change in net assets	30,286,664	(58,479,856)
Net Assets:
Beginning of period	30,560,971	89,040,827

End of period	$60,847,635	$30,560,971

Share Transactions:
Issued	13,570,182	45,257,718
Redeemed	(12,529,225)	(46,661,053)

Change in shares	1,040,957	(1,403,335)

See accompanying notes to the financial statements.

27

PROFUNDS VP

ProFund VP UltraSmall-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the year ended December 31, 2000		For the period October 18, 1999(a) through December 31, 1999
	(Unaudited)
Net Asset Value, Beginning of Period	$14.64		$25.51		$27.61		$35.99		$30.00

Net investment income/(loss)	(0.06	)(b)	(0.16	)(b)	(0.17	)(b)	(0.04	)(b)	0.06	(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swaps agreements	4.87		(10.71)		(1.93)		(7.90)		5.93

Total income/(loss) from investment operations	4.81		(10.87)		(2.10)		(7.94)		5.99

Distributions to Shareholders From:
Net investment income	—		—		—		(0.02)		—
Net realized gains on investments and futures contracts	—		—		—		(0.42)		—

Total distributions	—		—		—		(0.44)		—

Net Asset Value, End of Period	$19.45		$14.64		$25.51		$27.61		$35.99

Total Return	32.86	%(c)	(42.61)%		(7.61)%		(22.14)%		19.97	%(c)
Ratios/Supplemental Data:
Net assets, end of period	$60,847,635		$30,560,971		$89,040,827		$33,387,952		$9,803,920
Ratio of net expenses to average net assets	1.97	%(d)	1.98%		2.11%		1.95%		1.70	%(d)
Ratio of net investment income/(loss) to average net assets	(0.71	)%(d)	(0.78)%		(0.69)%		(0.12)%		1.75	%(d)
Ratio of gross expenses to average net assets	2.05	%(d)	2.15%		2.11%		2.24%		2.53	%(d)
Portfolio turnover(e)	215%		1,511%		842%		1,971%		686%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

28

PROFUNDS VP ProFund VP UltraOTC (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (81.9%)

	Shares	Value
ADC Telecommunications, Inc.*	53,654	$124,907
Adobe Systems, Inc.	12,159	389,939
Altera Corp.*	28,757	471,615
Amazon.com, Inc.*	13,896	507,065
American Power Conversion Corp.*	10,615	165,488
Amgen, Inc.*	32,231	2,141,428
Apollo Group, Inc.—Class A*	9,457	584,064
Apple Computer, Inc.*	27,213	520,313
Applied Materials, Inc.*	45,934	728,513
BEA Systems, Inc.*	19,879	215,886
Bed Bath & Beyond, Inc.*	21,230	823,936
Biogen, Inc.*	9,843	374,034
Biomet, Inc.	18,528	531,012
Broadcom Corp.—Class A*	10,229	254,804
Brocade Communications Systems, Inc.*	13,896	81,847
C.H. Robinson Worldwide, Inc.	4,439	157,851
CDW Corp.*	4,632	212,146
Cephalon, Inc.*	2,702	111,214
Check Point Software Technologies, Ltd.*	12,931	252,801
Chiron Corp.*	13,896	607,533
CIENA Corp.*	27,599	143,239
Cintas Corp.	11,001	389,875
Cisco Systems, Inc.*	134,135	2,238,713
Citrix Systems, Inc.*	10,422	212,192
Comcast Corp.—Special Class A*	50,759	1,531,907
Compuware Corp.*	12,545	72,385
Comverse Technology, Inc.*	10,422	156,643
Costco Wholesale Corp.*	12,931	473,275
Dell Computer Corp.*	50,566	1,616,089
DENTSPLY International, Inc.	4,053	165,768
Dollar Tree Stores, Inc.*	5,790	183,717
eBay, Inc.*	12,738	1,327,046
EchoStar Communications Corp.— Class A*	13,510	467,716
Electronic Arts, Inc.*	7,913	585,483
Ericsson (LM) Telephone Co.—ADR*	6,369	67,702
Expeditors International of Washington, Inc.	5,404	187,194
Express Scripts, Inc.—Class A*	3,667	250,529
Fastenal Co.	3,860	131,008
First Health Group Corp.*	5,211	143,824
Fiserv, Inc.*	12,931	460,473
Flextronics International, Ltd.*	30,301	314,828
Gentex Corp.*	4,246	129,970
Genzyme Corp.—General Division*	14,475	605,055
Gilead Sciences, Inc.*	10,615	589,982
Henry Schein, Inc.*	2,123	111,118
Human Genome Sciences, Inc.*	6,948	88,379
ICOS Corp.*	3,281	120,577
IDEC Pharmaceuticals Corp.*	9,071	308,414
Intel Corp.	122,362	2,543,172
InterActiveCorp*	27,985	1,107,366
Intuit, Inc.*	13,896	618,789
Invitrogen Corp.*	2,509	96,270
JDS Uniphase Corp.*	85,885	301,456
Juniper Networks, Inc.*	13,317	164,731
KLA-Tencor Corp.*	12,352	574,244
Lamar Advertising Co.*	4,439	156,297

Common Stocks, continued

	Shares	Value
Lincare Holdings, Inc.*	5,404	$170,280
Linear Technology Corp.	22,388	721,117
Maxim Integrated Products, Inc.	24,318	831,432
MedImmune, Inc.*	14,475	526,456
Mercury Interactive Corp.*	4,825	186,293
Microchip Technology, Inc.	9,071	223,419
Microsoft Corp.	197,632	5,061,355
Millennium Pharmaceuticals, Inc.*	17,370	273,230
Molex, Inc.	5,211	140,645
Monster Worldwide, Inc.*	6,369	125,660
Network Appliance, Inc.*	18,914	306,596
Nextel Communications, Inc.— Class A*	68,322	1,235,262
Novellus Systems, Inc.*	8,106	296,850
NVIDIA Corp.*	9,264	213,165
Oracle Corp.*	116,958	1,405,834
PACCAR, Inc.	6,948	469,407
PanAmSat Corp.*	10,808	199,191
Patterson Dental Co.*	3,474	157,650
Patterson-UTI Energy, Inc.*	4,439	143,824
Paychex, Inc.	19,107	560,026
PeopleSoft, Inc.*	23,932	420,964
Petsmart, Inc.*	7,527	125,475
Pixar Animation Studios*	2,895	176,132
QLogic Corp.*	5,211	251,848
Qualcomm, Inc.	50,952	1,821,534
RF Micro Devices, Inc.*	11,194	67,388
Ross Stores, Inc.	4,053	173,225
Ryanair Holdings PLC—ADR*	3,281	147,317
Sanmina-SCI Corp.*	29,143	183,892
Siebel Systems, Inc.*	30,687	292,754
Sigma-Aldrich Corp.	3,667	198,678
Smurfit-Stone Container Corp.*	12,931	168,491
Staples, Inc.*	17,563	322,281
Starbucks Corp.*	28,950	709,854
Sun Microsystems, Inc.*	75,077	345,354
Symantec Corp.*	8,299	363,994
Synopsys, Inc.*	3,667	226,804
Tellabs, Inc.*	12,545	82,421
Teva Pharmaceutical Industries, Ltd.—ADR	10,422	593,325
VeriSign, Inc.*	11,966	165,490
Veritas Software Corp.*	22,774	652,931
Whole Foods Market, Inc.*	3,088	146,773
Xilinx, Inc.*	23,932	605,719
Yahoo!, Inc.*	15,440	505,814

TOTAL COMMON STOCKS		49,887,972

Federal Agricultural Mortgage Corporation (3.0%)

	Principal Amount
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$1,811,000	1,810,975

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		1,810,975

See accompanying notes to the financial statements.

29

PROFUNDS VP ProFund VP UltraOTC (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Home Loan Bank (3.0%)

	Principal Amount	Value
Federal Home Loan Bank, 0.51%, 07/01/03	$1,811,000	$1,810,975

TOTAL FEDERAL HOME LOAN BANK		1,810,975

Federal National Mortgage Association (3.0%)
Federal National Mortgage Association, 0.51%, 07/01/03	1,811,000	1,810,975

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		1,810,975

Repurchase Agreements (5.9%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $1,807,040 (Collateralized by a Federal Home Loan Bank Security)	1,807,000	1,807,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with maturity value of $1,811,028 (Collateralized by U.S. Treasury Notes)	1,811,000	1,811,000

TOTAL REPURCHASE AGREEMENTS		3,618,000

TOTAL INVESTMENTS (Cost $45,150,049)(a)—96.8%		58,938,897
Net other assets (liabilities)—3.2%		1,963,502

NET ASSETS—100.0%		$60,902,399

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $31,732,800)	264	(828,038)
Futures Contracts Sold

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $2,572,280)	(107)	6,179

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
NASDAQ-100 Index Swap Agreements expiring 07/25/03-07/28/03 (Underlying notional amount at value $42,847,811)	35,656	$(126,936)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$13,828,346
Unrealized depreciation	(39,498)

Net unrealized appreciation/depreciation	$13,788,848

ADR	American Depositary Receipt

The ProFund VP UltraOTC invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.5%
Airlines	0.2%
Auto Manufacturers	0.8%
Biotechnology	7.6%
Chemicals	0.3%
Commercial Services	2.1%
Computers	6.2%
Distribution/Wholesale	0.6%
Electrical Components & Equipment	0.5%
Electronics	1.0%
Food	0.2%
Healthcare—Products	1.6%
Healthcare—Services	0.3%
Internet	6.9%
Media	2.5%
Oil & Gas	0.2%
Packaging & Containers	0.3%
Pharmaceuticals	3.4%
Retail	4.6%
Semiconductors	12.7%
Software	16.6%
Telecommunications	11.6%
Textiles	0.6%
Transportation	0.6%
Other	18.1%

See accompanying notes to the financial statements.

30

PROFUNDS VP

ProFund VP UltraOTC

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $41,532,049)	$55,320,897
Repurchase agreements, at cost	3,618,000

Total Investments	58,938,897
Cash	92,558
Segregated cash balances with brokers for futures contracts	2,946,640
Dividends and interest receivable	1,279
Receivable for capital shares issued	2,267,333
Prepaid expenses	1,688

Total Assets	64,248,395

Liabilities:
Payable for capital shares redeemed	2,959,190
Unrealized depreciation on swap agreements	126,936
Variation margin on futures contracts	153,878
Advisory fees payable	37,030
Management services fees payable	7,405
Administration fees payable	2,505
Administrative services fees payable	25,243
Distribution fees payable	13,801
Other accrued expenses	20,008

Total Liabilities	3,345,996

Net Assets	$60,902,399

Net Assets consist of:
Capital	$462,210,634
Accumulated net investment income/(loss)	(387,160)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(413,761,128)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	12,840,053

Net Assets	$60,902,399

Shares of Beneficial Interest Outstanding	28,726,229

Net Asset Value (offering and redemption price per share)	$2.12

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$49,163
Dividends	34,444

Total Investment Income	83,607

Expenses:
Advisory fees	182,758
Management services fees	36,552
Administration fees	13,449
Administrative services fees	116,981
Distribution fees	60,704
Custody fees	16,183
Fund accounting fees	19,430
Transfer agent fees	17,202
Other fees	24,216

Total Gross Expenses before reductions	487,475
Less Expenses reduced by the Advisor	(13,780)

Total Net Expenses	473,695

Net Investment Income/(Loss)	(390,088)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	1,965,675
Net realized gains (losses) on futures contracts and swap agreements	9,633,142
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	7,684,863

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	19,283,680

Change in Net Assets Resulting from Operations	$18,893,592

See accompanying notes to the financial statements.

31

PROFUNDS VP

ProFund VP UltraOTC

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(390,088)	$(901,925)
Net realized gains (losses) on investments, futures contracts and swap agreements	11,598,817	(62,271,783)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	7,684,863	(4,586,398)

Change in net assets resulting from operations	18,893,592	(67,760,106)

Capital Transactions:
Proceeds from shares issued	316,079,569	707,471,957
Cost of shares redeemed	(327,259,260)	(688,654,704)

Change in net assets resulting from capital transactions	(11,179,691)	18,817,253

Change in net assets	7,713,901	(48,942,853)
Net Assets:
Beginning of period	53,188,498	102,131,351

End of period	$60,902,399	$53,188,498

Share Transactions:
Issued	183,550,294	287,626,436
Redeemed	(190,224,404)	(273,382,614)

Change in shares	(6,674,110)	14,243,822

See accompanying notes to the financial statements.

32

PROFUNDS VP

ProFund VP UltraOTC

Financial Highlights

For a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002		For the year ended December 31, 2001		For the year ended December 31, 2000		For the period October 18, 1999(a) through December 31, 1999
Net Asset Value, Beginning of Period	$1.50		$4.83		$15.44		$70.93		$30.00

Net investment income/(loss)	(0.01	)(b)	(0.04	)(b)	(0.11	)(b)	(0.40	)(b)	(0.06)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	0.63		(3.29)		(10.50)		(51.29)		40.99

Total income/(loss) from investment activities	0.62		(3.33)		(10.61)		(51.69)		40.93

Distributions to Shareholders From:
Net realized gains on investments and futures contracts	—		—		—		(3.80)		—

Net Asset Value, End of Period	$2.12		$1.50		$4.83		$15.44		$70.93

Total Return	41.33	%(c)	(68.94)%		(68.72)%		(73.37)%		136.43	%(c)
Ratios/Supplemental Data:
Net assets, end of period	$60,902,399		$53,188,498		$102,131,351		$115,497,878		$67,897,587
Ratio of net expenses to average net assets	1.94	%(d)	1.98%		1.95%		1.65%		1.65	%(d)
Ratio of net investment income/(loss) to average net assets	(1.60	)%(d)	(1.64)%		(1.60)%		(0.79)%		(0.77	)%(d)
Ratio of gross expenses to average net assets	2.00	%(d)	2.08%		1.95%		1.65%		1.97	%(d)
Portfolio turnover(e)	532%		982%		465%		683%		101%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

33

PROFUNDS VP ProFund VP Bear (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (19.4%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$21,647,000	$21,646,699

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		21,646,699

Federal Home Loan Bank (19.4%)
Federal Home Loan Bank, 0.51%, 07/01/03	21,647,000	21,646,699

TOTAL FEDERAL HOME LOAN BANK		21,646,699

Federal National Mortgage Association (19.4%)
Federal National Mortgage Association, 0.51%, 07/01/03	21,647,000	21,646,700

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		21,646,700

Repurchase Agreements (38.8%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $21,642,481 (Collateralized by a Federal Home Loan Bank Security)	21,642,000	21,642,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with a maturity value of $21,649,331 (Collateralized by U.S. Treasury Notes)	21,649,000	21,649,000

TOTAL REPURCHASE AGREEMENTS		43,291,000

Options Purchased (0.0%)

	Contracts	Value
S&P 500 Futures Option expiring July 2003 @ $1,250	400	$3,000

TOTAL OPTIONS PURCHASED		3,000

TOTAL INVESTMENTS (Cost $108,238,801)(a)—97.0%		108,234,098
Net other assets (liabilities)—3.0%		3,373,248

NET ASSETS—100.0%		$111,607,346

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ Depreciation
S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $44,028,250)	(181)	$175,936
E-Mini S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $97,300)	(2)	1,947
Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
S&P 500 Index Swap Agreements expiring 07/28/03-09/26/03 (Underlying notional amount at value $67,657,943)	(69,428)	$119,417

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$22
Unrealized depreciation	(4,725)

Net unrealized appreciation/depreciation	$(4,703)

See accompanying notes to the financial statements.

34

PROFUNDS VP

ProFund VP Bear

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $64,947,801)	$64,943,098
Repurchase agreements, at cost	43,291,000

Total Investments	108,234,098
Segregated cash balances with brokers for futures contracts	2,621,667
Interest receivable	812
Receivable for capital shares issued	802,489
Unrealized appreciation on swap agreements	119,417
Variation margin on futures contracts	58,682
Prepaid expenses	4,496

Total Assets	111,841,661

Liabilities:
Cash overdraft	45,382
Payable for capital shares redeemed	1,247
Advisory fees payable	57,609
Management services fees payable	11,522
Administration fees payable	3,940
Administrative services fees payable	41,363
Distribution fees payable	21,146
Other accrued expenses	52,106

Total Liabilities	234,315

Net Assets	$111,607,346

Net Assets consist of:
Capital	$126,039,447
Accumulated net investment income/(loss)	(497,716)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(14,226,982)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	292,597

Net Assets	$111,607,346

Shares of Beneficial Interest Outstanding	3,011,968

Net Asset Value (offering and redemption price per share)	$37.05

Statement of Operations
For the six months ended June 30, 2003
Investment Income:
Interest	$648,990

Expenses:
Advisory fees	439,576
Management services fees	87,916
Administration fees	25,877
Administrative services fees	286,524
Distribution fees	146,341
Custody fees	32,961
Fund accounting fees	47,842
Transfer agent fees	42,964
Other fees	60,498

Total Gross Expenses before reductions	1,170,499
Less Expenses reduced by the Advisor	(17,234)

Total Net Expenses	1,153,265

Net Investment Income/(Loss)	(504,275)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	104,655
Net realized gains (losses) on futures contracts and swap agreements	(12,725,857)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	705,086

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	(11,916,116)

Change in Net Assets Resulting from Operations	$(12,420,391)

See accompanying notes to the financial statements.

35

PROFUNDS VP

ProFund VP Bear

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002

From Investment Activities:
Operations:
Net investment income/(loss)	$(504,275)	$(417,938)
Net realized gains (losses) on investments, futures contracts and swap agreements	(12,621,202)	3,179,720
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	705,086	(228,289)

Change in net assets resulting from operations	(12,420,391)	2,533,493

Distributions to Shareholders From:
Net investment income	—	(163,471)

Change in net assets resulting from distributions	—	(163,471)

Capital Transactions:
Proceeds from shares issued	851,898,132	2,094,654,367
Dividends reinvested	—	163,471
Cost of shares redeemed	(805,808,180)	(2,056,540,320)

Change in net assets resulting from capital transactions	46,089,952	38,277,518

Change in net assets	33,669,561	40,647,540
Net Assets:
Beginning of period	77,937,785	37,290,245

End of period	$111,607,346	$77,937,785

Share Transactions:
Issued	21,012,941	52,297,216
Reinvested	—	3,845
Redeemed	(19,843,767)	(51,521,540)

Change in shares	1,169,174	779,521

See accompanying notes to the financial statements.

36

PROFUNDS VP

ProFund VP Bear

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$42.29		$35.07		$30.00

Investment Activities:
Net investment income/(loss)	(0.18	)(b)	(0.23	)(b)	0.26	(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	(5.06)		7.53		4.81

Total income/(loss) from investment activities	(5.24)		7.30		5.07

Distribution to Shareholders From:
Net investment income	—		(0.08)		—

Net Asset Value, End of Period	$37.05		$42.29		$35.07

Total Return	(12.39	)%(c)	20.82%		16.90	%(c)
Ratios/Supplemental Data:
Net assets, end of period	$111,607,346		$77,937,785		$37,290,245
Ratio of net expenses to average net assets	1.97	%(d)	1.98%		1.89	%(d)
Ratio of net investment income/(loss) to average net assets	(0.86	)%(d)	(0.57)%		0.77	%(d)
Ratio of gross expenses to average net assets	2.00	%(d)	2.03%		1.89	%(d)
Portfolio turnover(e)	—		—		1,144%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

37

PROFUNDS VP ProFund VP Short Small-Cap (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (23.1%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$38,000	$37,999

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		37,999

Federal Home Loan Bank (23.1%)
Federal Home Loan Bank, 0.51%, 07/01/03	38,000	37,999

TOTAL FEDERAL HOME LOAN BANK		37,999

Federal National Mortgage Association (23.1%)
Federal National Mortgage Association, 0.51%, 07/01/03	38,000	38,000

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		38,000

Repurchase Agreements (45.8%)
State Street Bank, 0.80%, 07/01/03 dated 06/30/03, with maturity value of $37,001 (Collateralized by a Federal Home Loan Bank Security)	37,000	37,000
UMB Bank, 0.55%, 07/01/03 dated 06/30/03, with maturity value of $38,001 (Collateralized by U.S. Treasury Notes)	38,000	38,000

TOTAL REPURCHASE AGREEMENTS		75,000

Options Purchased (0.0%)

	Contracts	Value
Russell Futures Option expiring July 2003@ $900	10	$50

TOTAL OPTIONS PURCHASED		50

TOTAL INVESTMENTS (Cost $189,294)(a)—115.1%		189,048
Net other assets (liabilities)—(15.1)%		(24,848)

NET ASSETS—100.0%		$164,200

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
Russell 2000 Index Swap Agreements expiring 09/26/03 (Underlying notional amount at value $163,395)	(364)	$138

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	(246)

Net unrealized appreciation/depreciation	$(246)

See accompanying notes to the financial statements.

38

PROFUNDS VP

ProFund VP Short Small-Cap

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $114,294)	$114,048
Repurchase agreements, at cost	75,000

Total Investments	189,048
Interest receivable	1
Unrealized appreciation on swap agreements	138
Prepaid expenses	25

Total Assets	189,212

Liabilities:
Cash overdraft	21,120
Payable for capital shares redeemed	248
Advisory fees payable	998
Management services fees payable	200
Administration fees payable	64
Distribution fees payable	547
Other accrued expenses	1,835

Total Liabilities	25,012

Net Assets	$164,200

Net Assets consist of:
Capital	$1,152,199
Accumulated net investment income/(loss)	(4,452)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(983,439)
Net unrealized appreciation/depreciation on investments and swap agreements	(108)

Net Assets	$164,200

Shares of Beneficial Interest Outstanding	6,789

Net Asset Value (offering and redemption price per share)	$24.19

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$7,836

Expenses:
Advisory fees	4,680
Management services fees	936
Administration fees	159
Distribution fees	1,413
Custody fees	4,085
Fund accounting fees	276
Transfer agent fees	438
Other fees	369

Total Gross Expenses before reductions	12,356
Less Expenses reduced by the Advisor	(73)

Total Net Expenses	12,283

Net Investment Income/(Loss)	(4,447)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	(199)
Net realized gains (losses) on futures contracts and swap agreements	(304,850)
Change in net unrealized appreciation (depreciation) on investments and swap agreements	1,151

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	(303,898)

Change in Net Assets Resulting from Operations	$(308,345)

See accompanying notes to the financial statements.

39

PROFUNDS VP

ProFund VP Short Small-Cap

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the period September 3, 2002(a) through December 31, 2002
	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$(4,447)	$(1,223)
Net realized gains (losses) on investments, futures contracts and swap agreements	(305,049)	(679,404)
Change in net unrealized appreciation (depreciation) on investments and swap agreements	1,151	(1,259)

Change in net assets resulting from operations	(308,345)	(681,886)

Capital Transactions:
Proceeds from shares issued	112,731,589	93,563,329
Cost of shares redeemed	(114,431,972)	(90,708,515)

Change in net assets resulting from capital transactions	(1,700,383)	2,854,814

Change in net assets	(2,008,728)	2,172,928
Net Assets:
Beginning of period	2,172,928	—

End of period	$164,200	$2,172,928

Share Transactions:
Issued	4,080,289	3,127,740
Redeemed	(4,149,106)	(3,052,134)

Change in shares	(68,817)	75,606

(a)	Commencement of operations

See accompanying notes to the financial statements.

40

PROFUNDS VP

ProFund VP Short Small-Cap

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003		For the period September 3, 2002(a) through December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$28.74		$30.00

Investment Activities:
Net investment income/(loss)	(0.10	)(b)	(0.02	)(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	(4.45)		(1.24)

Total income/(loss) from investment activities	(4.55)		(1.26)

Net Asset Value, End of Period	$24.19		$28.74

Total Return	(15.83	)%(c)	(4.20	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$164,200		$2,172,928
Ratio of net expenses to average net assets	1.97	%(d)	1.73	%(d)
Ratio of net investment income/(loss) to average net assets	(0.71	)%(d)	(0.23	)%(d)
Ratio of gross expenses to average net assets	1.98	%(d)	1.73	%(d)
Portfolio turnover(e)	—		—

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

41

PROFUNDS VP ProFund VP Short OTC (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (18.8%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$6,329,000	$6,328,912

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		6,328,912

Federal Home Loan Bank (18.8%)
Federal Home Loan Bank, 0.51%, 07/01/03	6,329,000	6,328,912

TOTAL FEDERAL HOME LOAN BANK		6,328,912

Federal National Mortgage Association (18.8%)
Federal National Mortgage Association, 0.51%, 07/01/03	6,329,000	6,328,912

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		6,328,912

Repurchase Agreements (37.7%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $6,329,141 (Collateralized by a Federal Home Loan Bank Security)	6,329,000	6,329,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with maturity value of $6,329,097 (Collateralized by U.S. Treasury Notes)	6,329,000	6,329,000

TOTAL REPURCHASE AGREEMENTS		12,658,000

Options Purchased (0.0%)

	Contracts
NASDAQ Futures Option expiring July 2003 @ $2,000	70	210

TOTAL OPTIONS PURCHASED		210

TOTAL INVESTMENTS (Cost $31,645,665)(a)—94.1%		31,644,946
Net other assets (liabilities)—5.9%		1,996,506

NET ASSETS—100.0%		$33,641,452

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
E-Mini NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $432,720)	18	$(13,557)
Futures Contracts Sold
NASDAQ Futures Contract expiring September 2003 (Underlying face amount at value $2,524,200)	(21)	$4,406
Swap Agreements

	Units
NASDAQ-100 Index Swap Agreements expiring 07/28/03-09/26/03 (Underlying notional amount at value $31,495,638)	(26,209)	$93,150

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$1,004
Unrealized depreciation	(1,723)

Net unrealized appreciation/depreciation	$(719)

See accompanying notes to the financial statements.

42

PROFUNDS VP

ProFund VP Short OTC

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $18,987,665)	$18,986,946
Repurchase agreements, at cost	12,658,000

Total Investments	31,644,946
Cash	4,576
Segregated cash balances with brokers for futures contracts	3,414
Interest receivable	237
Receivable for capital shares issued	1,970,703
Unrealized appreciation on swap agreements	93,150
Variation margin on futures contracts	459
Prepaid expenses	1,147

Total Assets	33,718,632

Liabilities:
Payable for capital shares redeemed	577
Advisory fees payable	22,452
Management services fees payable	4,490
Administration fees payable	1,497
Administrative services fees payable	15,716
Distribution fees payable	8,301
Other accrued expenses	24,147

Total Liabilities	77,180

Net Assets	$33,641,452

Net Assets consist of:
Capital	$44,061,061
Accumulated net investment income/(loss)	123,309
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(10,626,198)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	83,280

Net Assets	$33,641,452

Shares of Beneficial Interest Outstanding	1,282,242

Net Asset Value (offering and redemption price per share)	$26.24

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$202,174

Expenses:
Advisory fees	131,400
Management services fees	26,280
Administration fees	8,644
Administrative services fees	86,161
Distribution fees	43,635
Custody fees	15,185
Fund accounting fees	15,292
Transfer agent fees	13,683
Other fees	18,016

Total Gross Expenses before reductions	358,296
Less Expenses reduced by the Advisor	(13,307)

Total Net Expenses	344,989

Net Investment Income/(Loss)	(142,815)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	33,090
Net realized gains (losses) on futures contracts and swap agreements	(7,884,319)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	(161,896)

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	(8,013,125)

Change in Net Assets Resulting from Operations	$(8,155,940)

See accompanying notes to the financial statements.

43

PROFUNDS VP

ProFund VP Short OTC

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the period May 1, 2002(a) through December 31, 2002
	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$(142,815)	$(83,806)
Net realized gains (losses) on investments, futures contracts and swap agreements	(7,851,229)	(2,439,654)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	(161,896)	245,176

Change in net assets resulting from operations	(8,155,940)	(2,278,284)

Capital Transactions:
Proceeds from shares issued	468,647,786	432,051,198
Cost of shares redeemed	(440,880,611)	(415,742,697)

Change in net assets resulting from capital transactions	27,767,175	16,308,501

Change in net assets	19,611,235	14,030,217
Net Assets:
Beginning of period	14,030,217	—

End of period	$33,641,452	$14,030,217

Share Transactions:
Issued	15,720,106	12,634,107
Redeemed	(14,858,298)	(12,213,673)

Change in shares	861,808	420,434

(a)	Commencement of operations

See accompanying notes to the financial statements.

44

PROFUNDS VP

ProFund VP Short OTC

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$33.37		$30.00

Investment Activities:
Net investment income/(loss)	(0.12	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	(7.01)		3.46	(c)

Total income/(loss) from investment activities	(7.13)		3.37

Net Asset Value, End of Period	$26.24		$33.37

Total Return	(21.37	)%(d)	11.23	%(d)
Ratios/Supplemental Data:
Net assets, end of period	$33,641,452		$14,030,217
Ratio of net expenses to average net assets	1.97	%(e)	1.96	%(e)
Ratio of net investment income/(loss) to average net assets	(0.82	)%(e)	(0.39	)%(e)
Ratio of gross expenses to average net assets	2.05	%(e)	1.96	%(e)
Portfolio turnover(f)	—		—

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

45

PROFUNDS VP ProFund VP Money Market (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (20.2%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$16,402,000	$16,402,000

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		16,402,000

Federal Home Loan Bank (20.2%)
Federal Home Loan Bank, 0.51%, 07/01/03	16,402,000	16,402,000

TOTAL FEDERAL HOME LOAN BANK		16,402,000

Federal National Mortgage Association (20.2%)
Federal National Mortgage Association, 0.51%, 07/01/03	16,402,000	16,402,000

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		16,402,000

Repurchase Agreements (40.5%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with the maturity value of $16,398,364 (Collateralized by a Federal Home Loan Bank Security)	16,398,000	16,398,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with a maturity value of $16,403,251 (Collateralized by U.S. Treasury Notes)	16,403,000	16,403,000

TOTAL REPURCHASE AGREEMENTS		32,801,000

TOTAL INVESTMENTS (Cost $82,007,000)(a)—101.1%		82,007,000
Net other assets (liabilities)—(1.1)%		(874,872)

NET ASSETS—100.0%		$81,132,128

(a)	Represents cost for financial reporting purposes.

See accompanying notes to the financial statements.

46

PROFUNDS VP

ProFund VP Money Market

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $49,206,000)	$49,206,000
Repurchase agreements, at cost	32,801,000

Total Investments	82,007,000
Cash	1,070
Interest receivable	615
Prepaid and other expenses	19,791

Total Assets	82,028,476

Liabilities:
Payable for capital shares redeemed	803,981
Advisory fees payable	38,919
Management services fees payable	7,784
Administration fees payable	3,567
Distribution fees payable	42,097

Total Liabilities	896,348

Net Assets	$81,132,128

Net Assets consist of:
Capital	$81,132,129
Accumulated net realized gains (losses) on investments	(1)

Net Assets	$81,132,128

Shares of Beneficial Interest Outstanding	81,132,128

Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$462,305

Expenses:
Advisory fees	306,585
Management services fees	61,317
Administration fees	19,471
Distribution fees	102,195
Custody fees	11,166
Fund accounting fees	16,618
Transfer agent fees	14,987
Other fees	17,988

Total Gross Expenses before reductions	550,327
Less Expenses reduced by the Advisor	(125,219)
Less Expenses reduced by a Third Party	(32,477)

Total Net Expenses	392,631

Net Investment Income/(Loss)	69,674

Change in Net Assets Resulting from Operations	$69,674

See accompanying notes to the financial statements.

47

PROFUNDS VP

ProFund VP Money Market

Statements of Changes in Net Assets
	For the six months ended June 30, 2003	For the year ended December 31, 2002

	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$69,674	$137,507
Net realized gains (losses) on investments	—	(1)

Change in net assets resulting from operations	69,674	137,506

Distributions to Shareholders From:
Net investment income	(69,674)	(137,507)

Change in net assets resulting from distributions	(69,674)	(137,507)

Capital Transactions:
Proceeds from shares issued	709,686,188	6,444,480,897
Dividends reinvested	70,039	138,140
Cost of shares redeemed	(697,803,107)	(6,436,419,682)

Change in net assets resulting from capital transactions	11,953,120	8,199,355

Change in net assets	11,953,120	8,199,354
Net Assets:
Beginning of period	69,179,008	60,979,654

End of period	$81,132,128	$69,179,008

Share Transactions:
Issued	709,686,187	6,444,480,897
Reinvested	69,866	138,313
Redeemed	(697,803,174)	(6,436,419,615)

Change in shares	11,952,879	8,199,595

See accompanying notes to the financial statements.

48

PROFUNDS VP

ProFund VP Money Market

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002	For the period October 29, 2001(a) through December 31, 2001

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000

Investment Activities:
Net investment income/(loss)	0.001		0.002	0.001

Distributions to Shareholders From:
Net investment income	(0.001)		(0.002)	(0.001)

Net Asset Value, End of Period	$1.000		$1.000	$1.000

Total Return	0.09	%(b)	0.21%	0.08	%(b)
Ratios/Supplemental Data:
Net assets, end of period	$81,132,128		$69,179,008	$60,979,654
Ratio of net expenses to average net assets	0.96	%(c)	1.32%	1.60	%(c)
Ratio of net investment income/(loss) to average net assets	0.17	%(c)	0.22%	0.27	%(c)
Ratio of gross expenses to average net assets	1.35	%(c)	1.51%	1.60	%(c)

(a)	Commencement of operations
(b)	Not annualized
(c)	Annualized

See accompanying notes to the financial statements.

49

PROFUNDS VP

Notes to Financial Statements

June 30, 2003

(Unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the “Advisor”) serves as the investment advisor for each of the ProFunds. BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP UltraBull (formerly ProFund VP Bull Plus), ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraOTC, ProFund VP Bear, ProFund VP Short Small-Cap, ProFund VP Short OTC and ProFund VP Money Market (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP, excluding the ProFund VP Money Market, is a “non-diversified” series of the Trust pursuant to the 1940 Act.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a ProFund VP (other than the ProFund VP Money Market), except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ/NMS, are valued at the closing price, if available, on the exchange or market where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price shall be the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Securities regularly traded in the OTC markets (other than the NASDAQ/NMS) are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940.

For the ProFunds VP (other than the ProFund VP Money Market), futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued at the last bid quote (if purchased by a ProFund VP) or the last asked quote (if sold by a ProFund VP) prior to the time at which a ProFund VP calculates net asset value. Routine valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When market quotations are not readily available, a ProFund VP’s investments are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Advisor will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP.

The ProFunds VP require that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The

50

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

Short Sales

The ProFunds VP (other than the ProFund VP Money Market) may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP maintains a segregated account of securities as collateral for outstanding short sales, when required. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short.

Futures Contracts

The ProFunds VP (other than the ProFund VP Money Market) may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the settlement of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Futures contracts may also be offset for settlement. Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the futures and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the futures or due to the inability of counterparties to perform.

Index Options and Options on Futures Contracts

The ProFunds VP (other than the ProFund VP Money Market) may purchase call or put options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and to create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options and options on futures contracts are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected. Risk may also arise if there is an illiquid secondary market for the options or due to the inability of counterparties to perform.

Swap Agreements

The ProFunds VP (other than the ProFund VP Money Market) may enter into equity index, equity basket or interest rate swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities, or to

51

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

manage exposure to a market or security. Swap agreements are two-party contracts for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The amount to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Most swap agreements entered into by the ProFunds VP calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the contract based on the relative values of the positions held by each party to the contract (the “net amount”). A ProFund VP’s current obligations under a swap agreement are accrued daily (offset against any amounts owing to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty are covered by segregated assets.

The counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus the dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount is recorded as “unrealized gains or losses on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by the securities and cash of each particular ProFund VP.

The ProFunds VP may invest in swaps that provide the opposite return of their benchmark index (short the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap. These amounts are netted with any unrealized appreciation/depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total exposure each ProFund VP has in under the swap agreement. Risks may result from an imperfect correlation between movements in the price of the swap agreements and the price of the underlying instruments. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another appropriate basis.

Distributions to Shareholders

Each of the ProFunds VP (except the ProFund VP Money Market) intends to declare and distribute net investment income annually. ProFund VP Money Market declares dividends from net investment income daily and pays dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

52

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

Federal Income Taxes

Each of the ProFunds VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability.

3.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP of 0.75%.

For its services as Administrator, the Trust pays BISYS an annual fee based on the following schedule of average net assets: 0.05% of average net assets from $0 to $2 billion, 0.04% on the next $3 billion of average net assets, 0.03% on the next $5 billion of average net assets, and 0.02% of average net assets over $10 billion. BISYS Fund Services, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees.

ProFund Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP will pay to ProFund Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets.

Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. Each Non-Interested Trustee was compensated $5,500 in meeting and retainer fees during the six months ended June 30, 2003.

The Advisor has contractually agreed to waive advisory and management servicing fees, and if necessary, reimburse certain other expenses of each ProFund VP for the period ending December 31, 2003 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP (except the ProFund VP UltraBull, the ProFund VP UltraOTC and the ProFund VP Money Market). ProFund VP UltraBull’s operating expenses are limited to an annualized rate of 1.85% of its average daily net assets. ProFund VP UltraOTC’s operating expenses are limited to an annualized rate of 1.95% of its average daily net assets. ProFund VP Money Market’s operating expenses are limited to an annualized rate of 1.35% of its average daily net assets.

The Advisor may recoup the advisory and management servicing fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed any expense limitation in place at that time. As of June 30, 2003, the reimbursement that may potentially be made by the ProFunds VP are as follows:

	Expires 2005	Expires 2006
ProFund VP UltraBull	$78,953	$42,886
ProFund VP UltraMid-Cap	25,730	12,586
ProFund VP UltraSmall-Cap	71,489	14,263
ProFund VP UltraOTC	57,524	12,326
ProFund VP Bear	39,311	10,017
ProFund VP Short OTC	—	11,399

53

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the period ended June 30, 2003 were as follows:

	Purchases	Sales
ProFund VP UltraBull	$207,925,504	$216,244,432
ProFund VP UltraMid-Cap	67,388,693	58,882,415
ProFund VP UltraSmall-Cap	69,231,071	47,917,729
ProFund VP UltraOTC	200,642,187	205,268,576

5.	Concentration Risk

ProFund VP Short OTC and ProFund VP Short Small-Cap may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated.

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2002, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2008	Expires 2009	Expires 2010	Total
ProFund VP UltraBull	$—	$8,540,781	$22,809,819	$31,350,600
ProFund VP UltraMid-Cap	—	—	4,988,002	4,988,002
ProFund VP UltraSmall-Cap	14,370,041	7,875,274	26,485,641	48,730,956
ProFund VP UltraOTC	126,680,493	119,617,666	87,508,404	333,806,563
ProFund VP Bear	—	1,705,630	—	1,705,630
ProFund VP Short Small-Cap	—	—	678,535	678,535
ProFund VP Short OTC	—	—	2,768,700	2,768,700
ProFund VP Money Market	—	—	1	1

At June 30, 2003, the cost of securities for federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
ProFund VP UltraBull	$48,060,657	$—	$(9,280,446)	$(9,280,446)
ProFund VP UltraMid-Cap	31,427,930	566,500	(391,576)	174,924
ProFund VP UltraSmall-Cap	57,374,469	3,693,161	(696,559)	2,996,602
ProFund VP UltraOTC	123,124,637	—	(64,185,740)	(64,185,740)
ProFund VP Bear	108,235,000	22	(924)	(902)
ProFund VP Short Small-Cap	189,050	—	(2)	(2)
ProFund VP Short OTC	31,645,210	1,004	(1,268)	(264)
ProFund VP Money Market	82,007,000	—	—	—

54

ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

INNOVATIONS IN INDEXING®

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of the NASDAQ Stock Market, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

6/03

ULTRA PROFUND VP

UltraBull

>	Semiannual Report

June 30, 2003

>  Table of Contents

i	MESSAGE FROM THE CHAIRMAN

SCHEDULE OF PORTFOLIO INVESTMENTS AND FINANCIAL STATEMENTS

1	ProFund VP UltraBull

10	NOTES TO FINANCIAL STATEMENTS

Message from the Chairman

Dear Shareholders:

I am pleased to present the Semiannual Report to Shareholders of ProFund VP for the six months ended June 30, 2003.

After a downturn that lasted almost three years, U.S. equity markets made impressive gains in the first half of 2003. Broad equity indexes moved higher, and as of June 30, the year-to-date returns for the Dow Jones Industrial Average, S&P 500 Index and Nasdaq-100 were 7.72%, 10.76% and 22.08%, respectively. 1

Economic news also began to take on a more positive tone. The Commerce Department estimated that Gross Domestic Product (GDP) grew at a 2.4% annualized rate for the second quarter, building on a 1.4% growth rate for the first quarter, and profitability of S&P 500 companies was generally on the rise. 1

Thank You

We realize that there are many alternatives for investors in the financial services industry, and so we are extremely grateful for the trust you have put in ProFunds. We are committed to justifying that confidence every day.

In the following pages, you will find financial information relating to ProFund VP. Please read this information carefully.

Sincerely,

Michael Sapir

Chairman

1 Source: Bloomberg. You cannot invest directly in an index. Indexes are unmanaged; therefore, their performance does not reflect management fees and other expenses associated with mutual fund investing. Past performance is not predictive of future results.

i

PROFUND VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks (81.2%)

	Shares	Value
3M Co.	1,386	$178,766
Abbott Laboratories	5,508	241,030
ACE, Ltd.	936	32,095
ADC Telecommunications, Inc.*	2,826	6,579
Adobe Systems, Inc.	810	25,977
Advanced Micro Devices, Inc.*	1,224	7,846
AES Corp.*	2,160	13,716
Aetna, Inc.	540	32,508
AFLAC, Inc.	1,818	55,904
Agilent Technologies, Inc.*	1,656	32,374
Air Products & Chemicals, Inc.	810	33,696
Alberto-Culver Co.—Class B	216	11,038
Albertson’s, Inc.	1,296	24,883
Alcoa, Inc.	2,988	76,194
Allegheny Energy, Inc.	450	3,803
Allegheny Technologies, Inc.	288	1,901
Allergan, Inc.	468	36,083
Allied Waste Industries, Inc.*	738	7,417
Allstate Corp.	2,484	88,555
Alltel Corp.	1,098	52,946
Altera Corp.*	1,350	22,140
Altria Group, Inc.	7,146	324,714
Ambac Financial Group, Inc.	378	25,043
Amerada Hess Corp.	324	15,934
Ameren Corp.	576	25,402
American Electric Power, Inc.	1,386	41,344
American Express Co.	4,572	191,155
American Greetings Corp.—Class A*	234	4,596
American International Group, Inc.	9,216	508,538
American Power Conversion Corp.*	702	10,944
American Standard Cos.*	252	18,630
AmerisourceBergen Corp.	396	27,463
Amgen, Inc.*	4,446	295,391
AmSouth Bancorp	1,242	27,125
Anadarko Petroleum Corp.	882	39,223
Analog Devices, Inc.*	1,296	45,127
Andrew Corp.*	342	3,146
Anheuser-Busch Cos., Inc.	2,952	150,700
Anthem, Inc.*	486	37,495
AOL-Time Warner, Inc.*	15,876	255,445
AON Corp.	1,098	26,440
Apache Corp.	576	37,475
Apartment Investment & Management Co.—Class A	324	11,210
Apollo Group, Inc.—Class A*	612	37,797
Apple Computer, Inc.*	1,296	24,780
Applera Corp.—Applied Biosystems Group	738	14,044
Applied Materials, Inc.*	5,850	92,781
Applied Micro Circuits Corp.*	1,080	6,534
Archer-Daniels-Midland Co.	2,268	29,189
Ashland, Inc.	234	7,179
AT&T Corp.	2,772	53,361
AT&T Wireless Services, Inc.*	9,576	78,619
Autodesk, Inc.	396	6,399
Automatic Data Processing, Inc.	2,106	71,309
AutoNation, Inc.*	990	15,563
AutoZone, Inc.*	324	24,614
Avaya, Inc.*	1,350	8,721
Avery Dennison Corp.	396	19,879
Avon Products, Inc.	828	51,502

Common Stocks, continued

	Shares	Value
Baker Hughes, Inc.	1,188	$39,881
Ball Corp.	198	9,011
Bank of America Corp.	5,292	418,226
Bank of New York Co., Inc.	2,718	78,143
Bank One Corp.	4,032	149,910
Bard (C.R.), Inc.	180	12,836
Bausch & Lomb, Inc.	180	6,750
Baxter International, Inc.	2,106	54,756
BB&T Corp.	1,656	56,801
Bear Stearns Cos., Inc.	342	24,768
Becton, Dickinson & Co.	900	34,965
Bed Bath & Beyond, Inc.*	1,044	40,518
BellSouth Corp.	6,516	173,521
Bemis Co., Inc.	180	8,424
Best Buy Co., Inc.*	1,134	49,805
Big Lots, Inc.*	414	6,227
Biogen, Inc.*	522	19,836
Biomet, Inc.	918	26,310
BJ Services Co.*	558	20,847
Black & Decker Corp.	270	11,731
Block H & R, Inc.	630	27,248
BMC Software, Inc.*	828	13,521
Boeing Co.	2,970	101,930
Boise Cascade Corp.	198	4,732
Boston Scientific Corp.*	1,440	87,984
Bristol-Myers Squibb Co.	6,840	185,706
Broadcom Corp.—Class A*	990	24,661
Brown-Forman Corp.	216	16,982
Brunswick Corp.	324	8,106
Burlington Northern Santa Fe Corp.	1,314	37,370
Burlington Resources, Inc.	702	37,957
Calpine Corp.*	1,350	8,910
Campbell Soup Co.	1,458	35,721
Capital One Financial Corp.	792	38,951
Cardinal Health, Inc.	1,584	101,851
Carnival Corp.	2,214	71,978
Caterpillar, Inc.	1,224	68,128
Cendant Corp.*	3,600	65,952
CenterPoint Energy, Inc.	1,080	8,802
Centex Corp.	216	16,802
CenturyTel, Inc.	504	17,564
Charter One Financial, Inc.	792	24,695
ChevronTexaco Corp.	3,780	272,916
Chiron Corp.*	666	29,118
Chubb Corp.	612	36,720
CIENA Corp.*	1,656	8,595
CIGNA Corp.	504	23,658
Cincinnati Financial Corp.	576	21,364
Cinergy Corp.	630	23,178
Cintas Corp.	594	21,051
Circuit City Stores, Inc.	738	6,494
Cisco Systems, Inc.*	24,786	413,678
Citigroup, Inc.	18,180	778,103
Citizens Communications Co.*	1,008	12,993
Citrix Systems, Inc.*	576	11,727
Clear Channel Communications, Inc.*	2,160	91,562
Clorox Co.	774	33,012
CMS Energy Corp.	504	4,082
Coca-Cola Co.	8,694	403,489
Coca-Cola Enterprises, Inc.	1,602	29,076

See accompanying notes to the financial statements.

1

PROFUND VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Colgate-Palmolive Co.	1,908	$110,569
Comcast Corp.—Special Class A*	7,938	239,569
Comerica, Inc.	612	28,458
Computer Associates International, Inc.	2,034	45,318
Computer Sciences Corp.*	666	25,388
Compuware Corp.*	1,332	7,686
Comverse Technology, Inc.*	666	10,010
ConAgra Foods, Inc.	1,890	44,604
Concord EFS, Inc.*	1,710	25,171
ConocoPhillips	2,394	131,191
Consolidated Edison, Inc.	792	34,278
Constellation Energy Group, Inc.	576	19,757
Convergys Corp.*	522	8,352
Cooper Industries, Ltd.—Class A	324	13,381
Cooper Tire & Rubber Co.	252	4,433
Coors (Adolph) Co.—Class B	126	6,171
Corning, Inc.*	4,464	32,989
Costco Wholesale Corp.*	1,602	58,633
Countrywide Credit Industries, Inc.	468	32,559
Crane Co.	216	4,888
CSX Corp.	756	22,748
Cummins, Inc.	144	5,168
CVS Corp.	1,386	38,850
Dana Corp.	522	6,034
Danaher Corp.	540	36,747
Darden Restaurants, Inc.	594	11,274
Deere & Co.	846	38,663
Dell Computer Corp.*	9,072	289,941
Delphi Automotive Systems Corp.	1,980	17,087
Delta Air Lines, Inc.	432	6,342
Deluxe Corp.	198	8,870
Devon Energy Corp.	810	43,254
Dillard’s, Inc.—Class A	306	4,122
Dollar General Corp.	1,170	21,364
Dominion Resources, Inc.	1,098	70,568
Donnelley (R.R.) & Sons Co.	396	10,351
Dover Corp.	720	21,571
Dow Chemical Co.	3,240	100,310
Dow Jones & Co., Inc.	288	12,393
DTE Energy Co.	594	22,952
Du Pont (E.I.) de Nemours	3,510	146,156
Duke Energy Corp.	3,186	63,561
Dynegy, Inc.—Class A	1,314	5,519
Eastman Chemical Co.	270	8,551
Eastman Kodak Co.	1,008	27,569
Eaton Corp.	270	21,225
eBay, Inc.*	1,116	116,265
Ecolab, Inc.	936	23,962
Edison International*	1,152	18,927
El Paso Corp.	2,124	17,162
Electronic Arts, Inc.*	522	38,623
Electronic Data Systems Corp.	1,692	36,293
Eli Lilly & Co.	3,960	273,121
EMC Corp.*	7,722	80,849
Emerson Electric Co.	1,494	76,344
Engelhard Corp.	450	11,147
Entergy Corp.	792	41,802
EOG Resources, Inc.	396	16,569
Equifax, Inc.	504	13,104
Equity Office Properties Trust	1,422	38,409

Common Stocks, continued

	Shares	Value
Equity Residential Properties Trust	954	$24,756
Exelon Corp.	1,152	68,901
Exxon Mobil Corp.	23,580	846,757
Family Dollar Stores, Inc.	612	23,348
Fannie Mae	3,456	233,073
Federated Department Stores, Inc.	666	24,542
Federated Investors, Inc.—Class B	378	10,365
FedEx Corp.	1,062	65,876
Fifth Third Bancorp	2,034	116,630
First Data Corp.	2,646	109,650
First Tennessee National Corp.	450	19,760
FirstEnergy Corp.	1,044	40,142
Fiserv, Inc.*	684	24,357
Fleet Boston Financial Corp.	3,708	110,165
Fluor Corp.	288	9,689
Ford Motor Co.	6,462	71,017
Forest Laboratories, Inc.*	1,278	69,971
Fortune Brands, Inc.	522	27,248
FPL Group, Inc.	648	43,319
Franklin Resources, Inc.	900	35,163
Freddie Mac	2,430	123,371
Freeport-McMoRan Copper & Gold, Inc.— Class B	522	12,789
Gannett Co., Inc.	954	73,277
Gap, Inc.	3,150	59,094
Gateway, Inc.*	1,152	4,205
General Dynamics Corp.	702	50,895
General Electric Co.	35,298	1,012,347
General Mills, Inc.	1,314	62,297
General Motors Corp.	1,980	71,281
Genuine Parts Co.	612	19,590
Genzyme Corp.—General Division*	756	31,601
Georgia Pacific Corp.	882	16,714
Gillette Co.	3,600	114,696
Golden West Financial Corp.	540	43,205
Goodrich Corp.	414	8,694
Goodyear Tire & Rubber Co.	612	3,213
Grainger (W.W.), Inc.	324	15,150
Great Lakes Chemical Corp.	180	3,672
Guidant Corp.	1,098	48,740
Halliburton Co.	1,548	35,604
Harley-Davidson, Inc.	1,062	42,331
Harrah’s Entertainment, Inc.*	396	15,935
Hartford Financial Services Group, Inc.	990	49,856
Hasbro, Inc.	612	10,704
HCA, Inc.	1,800	57,672
Health Management Associates, Inc.— Class A	846	15,609
Heinz (H.J.) Co.	1,242	40,961
Hercules, Inc.*	396	3,920
Hershey Foods Corp.	468	32,601
Hewlett-Packard Co.	10,782	229,657
Hilton Hotels Corp.	1,332	17,036
Home Depot, Inc.	8,118	268,868
Honeywell International, Inc.	3,024	81,194
Humana, Inc.*	576	8,698
Huntington Bancshares, Inc.	810	15,811
Illinois Tool Works, Inc.	1,080	71,118
IMS Health, Inc.	864	15,543
Ingersoll-Rand Co.—Class A	594	28,108

See accompanying notes to the financial statements.

2

PROFUND VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Intel Corp.	23,076	$479,611
International Business Machines Corp.	6,102	503,414
International Flavors & Fragrances, Inc.	324	10,345
International Game Technology*	306	31,313
International Paper Co.	1,692	60,455
Interpublic Group of Cos., Inc.	1,368	18,304
Intuit, Inc.*	720	32,062
ITT Industries, Inc.	324	21,209
J.P. Morgan Chase & Co.	7,182	245,481
Jabil Circuit, Inc.*	702	15,514
Janus Capital Group, Inc.	846	13,874
JDS Uniphase Corp.*	5,058	17,754
Jefferson-Pilot Corp.	504	20,896
John Hancock Financial Services, Inc.	1,026	31,529
Johnson & Johnson	10,476	541,609
Johnson Controls, Inc.	306	26,194
Jones Apparel Group, Inc.*	450	13,167
KB Home	162	10,041
Kellogg Co.	1,440	49,493
Kerr-McGee Corp.	360	16,128
KeyCorp	1,494	37,753
KeySpan Corp.	558	19,781
Kimberly-Clark Corp.	1,800	93,852
Kinder Morgan, Inc.	432	23,609
King Pharmaceuticals, Inc.*	846	12,487
KLA-Tencor Corp.*	666	30,962
Knight Ridder, Inc.	288	19,852
Kohls Corp.*	1,188	61,039
Kroger Co.*	2,664	44,436
Leggett & Platt, Inc.	684	14,022
Lexmark International Group, Inc.*	450	31,847
Limited, Inc.	1,836	28,458
Lincoln National Corp.	630	22,447
Linear Technology Corp.	1,098	35,367
Liz Claiborne, Inc.	378	13,325
Lockheed Martin Corp.	1,584	75,351
Loews Corp.	648	30,644
Louisiana-Pacific Corp.*	378	4,098
Lowe’s Cos., Inc.	2,754	118,284
LSI Logic Corp.*	1,332	9,431
Lucent Technologies, Inc.*	14,616	29,670
Manor Care, Inc.*	324	8,103
Marathon Oil Corp.	1,098	28,932
Marriott International, Inc.—Class A	810	31,121
Marsh & McLennan Cos., Inc.	1,890	96,522
Marshall & Ilsley Corp.	792	24,219
Masco Corp.	1,692	40,355
Mattel, Inc.	1,548	29,288
Maxim Integrated Products, Inc.	1,152	39,387
May Department Stores Co.	1,026	22,839
Maytag Corp.	270	6,593
MBIA, Inc.	504	24,570
MBNA Corp.	4,518	94,155
McCormick & Co., Inc.	486	13,219
McDermott International, Inc.*	234	1,481
McDonald’s Corp.	4,500	99,270
McGraw-Hill Cos., Inc.	666	41,292
McKesson Corp.	1,026	36,669
MeadWestvaco Corp.	702	17,339
MedImmune, Inc.*	882	32,078

Common Stocks, continued

	Shares	Value
Medtronic, Inc.	4,302	$206,367
Mellon Financial Corp.	1,530	42,458
Merck & Co., Inc.	7,920	479,556
Mercury Interactive Corp.*	306	11,815
Meredith Corp.	180	7,920
Merrill Lynch & Co., Inc.	5,104	238,255
MetLife, Inc.	2,682	75,954
MGIC Investment Corp.	342	15,951
Micron Technology, Inc.*	2,142	24,911
Microsoft Corp.	37,908	970,824
Millipore Corp.*	180	7,987
Mirant Corp.*	1,422	4,124
Molex, Inc.	666	17,975
Monsanto Co.	918	19,866
Monster Worldwide, Inc.*	396	7,813
Moody’s Corp.	522	27,515
Morgan Stanley Dean Witter & Co.	3,834	163,904
Motorola, Inc.	8,172	77,062
Nabors Industries, Ltd.*	522	20,645
National City Corp.	2,160	70,654
National Semiconductor Corp.*	648	12,779
Navistar International Corp.*	234	7,635
NCR Corp.*	342	8,762
Network Appliance, Inc.*	1,206	19,549
New York Times Co.—Class A	540	24,570
Newell Rubbermaid, Inc.	972	27,216
Newmont Mining Corp.	1,422	46,158
Nextel Communications, Inc.—Class A*	3,636	65,739
NICOR, Inc.	162	6,012
Nike, Inc.—Class B	936	50,066
NiSource, Inc.	936	17,784
Noble Corp.*	468	16,052
Nordstrom, Inc.	486	9,487
Norfolk Southern Corp.	1,368	26,266
North Fork Bancorp, Inc.	558	19,005
Northern Trust Corp.	774	32,345
Northrop Grumman Corp.	648	55,916
Novell, Inc.*	1,296	3,992
Novellus Systems, Inc.*	522	19,116
Nucor Corp.	270	13,190
NVIDIA Corp.*	558	12,840
Occidental Petroleum Corp.	1,332	44,689
Office Depot, Inc.*	1,098	15,932
Omnicom Group	666	47,752
Oracle Corp.*	18,522	222,634
PACCAR, Inc.	414	27,970
Pactiv Corp.*	558	10,998
Pall Corp.	432	9,720
Parametric Technology Corp.*	936	2,855
Parker Hannifin Corp.	414	17,384
Paychex, Inc.	1,332	39,041
Penney (J.C.) Co.	954	16,075
Peoples Energy Corp.	126	5,404
PeopleSoft, Inc.*	1,116	19,630
PepsiCo, Inc.	6,066	269,937
PerkinElmer, Inc.	450	6,215
Pfizer, Inc.	27,882	952,171
PG&E Corp.*	1,440	30,456
Phelps Dodge Corp.*	306	11,732
Pinnacle West Capital Corp.	324	12,134

See accompanying notes to the financial statements.

3

PROFUND VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Pitney Bowes, Inc.	828	$31,803
Plum Creek Timber Co., Inc.	648	16,816
PMC-Sierra, Inc.*	594	6,968
PNC Financial Services Group	990	48,322
Power-One, Inc.*	288	2,059
PPG Industries, Inc.	594	30,140
PPL Corp.	594	25,542
Praxair, Inc.	576	34,618
Principal Financial Group, Inc.	1,152	37,152
Procter & Gamble Co.	4,572	407,730
Progress Energy, Inc.	846	37,139
Progressive Corp.	774	56,579
Providian Financial Corp.*	1,026	9,501
Prudential Financial, Inc.	1,944	65,416
Public Service Enterprise Group, Inc.	792	33,462
Pulte Homes, Inc.	216	13,319
QLogic Corp.*	324	15,659
Qualcomm, Inc.	2,790	99,743
Quest Diagnostics, Inc.*	378	24,116
Quintiles Transnational Corp.*	414	5,875
Qwest Communications International, Inc.*	5,994	28,651
R.J. Reynolds Tobacco Holdings	306	11,386
RadioShack Corp.	594	15,628
Raytheon Co.	1,458	47,881
Reebok International, Ltd.*	216	7,264
Regions Financial Corp.	792	26,754
Robert Half International, Inc.*	594	11,250
Rockwell Collins, Inc.	630	15,517
Rockwell International Corp.	648	15,448
Rohm & Haas Co.	792	24,576
Rowan Cos., Inc.*	324	7,258
Ryder System, Inc.	216	5,534
Sabre Holdings Corp.	504	12,424
SAFECO Corp.	486	17,146
Safeway, Inc.*	1,566	32,040
Sanmina-SCI Corp.*	1,800	11,358
Sara Lee Corp.	2,736	51,464
SBC Communications, Inc.	11,736	299,855
Schering-Plough Corp.	5,184	96,422
Schlumberger, Ltd.	2,052	97,614
Schwab (Charles) Corp.	4,770	48,129
Scientific-Atlanta, Inc.	522	12,444
Sealed Air Corp.*	306	14,584
Sears, Roebuck & Co.	1,080	36,331
Sempra Energy	738	21,055
Sherwin-Williams Co.	522	14,031
Siebel Systems, Inc.*	1,728	16,485
Sigma-Aldrich Corp.	252	13,653
Simon Property Group, Inc.	666	25,994
SLM Corp.	1,620	63,455
Snap-on, Inc.	198	5,748
Solectron Corp.*	2,934	10,973
Southern Co.	2,556	79,644
SouthTrust Corp.	1,206	32,803
Southwest Airlines Co.	2,754	47,369
Sprint Corp. (FON Group)	3,168	45,619
Sprint Corp. (PCS Group)*	3,618	20,804
St. Jude Medical, Inc.*	630	36,225
St. Paul Companies, Inc.	810	29,573
Stanley Works	306	8,446

Common Stocks, continued

	Shares	Value
Staples, Inc.*	1,728	$31,709
Starbucks Corp.*	1,386	33,985
Starwood Hotels & Resorts Worldwide, Inc.	702	20,070
State Street Corp.	1,170	46,098
Stryker Corp.	702	48,698
Sun Microsystems, Inc.*	11,412	52,495
SunGard Data Systems, Inc.*	1,008	26,117
Sunoco, Inc.	270	10,190
SunTrust Banks, Inc.	990	58,747
SuperValu, Inc.	468	9,978
Symantec Corp.*	522	22,895
Symbol Technologies, Inc.	810	10,538
Synovus Financial Corp.	1,080	23,220
Sysco Corp.	2,286	68,672
T. Rowe Price Group, Inc.	432	16,308
Target Corp.	3,222	121,920
TECO Energy, Inc.	630	7,554
Tektronix, Inc.*	306	6,610
Tellabs, Inc.*	1,458	9,579
Temple-Inland, Inc.	198	8,496
Tenet Healthcare Corp.*	1,656	19,292
Teradyne, Inc.*	648	11,217
Texas Instruments, Inc.	6,102	107,394
Textron, Inc.	486	18,964
The Pepsi Bottling Group, Inc.	972	19,459
Thermo Electron Corp.*	576	12,108
Thomas & Betts Corp.*	198	2,861
Tiffany & Co.	504	16,471
TJX Cos., Inc.	1,800	33,912
Torchmark Corp.	414	15,422
Toys R Us, Inc.*	756	9,163
Transocean Sedco Forex, Inc.	1,134	24,914
Travelers Property Casualty Corp.—Class B	3,546	55,920
Tribune Co.	1,098	53,033
Tupperware Corp.	198	2,843
TXU Corp.	1,134	25,458
Tyco International, Ltd.	7,056	133,923
U.S. Bancorp	6,786	166,257
Union Pacific Corp.	900	52,218
Union Planters Corp.	702	21,783
Unisys Corp.*	1,152	14,147
United Parcel Service, Inc.—Class B	3,978	253,398
United States Steel Corp.	360	5,893
United Technologies Corp.	1,656	117,294
UnitedHealth Group, Inc.	4,176	209,844
Univision Communications, Inc.—Class A*	810	24,624
Unocal Corp.	918	26,337
UnumProvident Corp.	1,008	13,517
UST, Inc.	594	20,808
Veritas Software Corp.*	1,458	41,801
Verizon Communications, Inc.	9,720	383,454
VF Corp.	378	12,841
Viacom, Inc.—Class B*	6,192	270,342
Visteon Corp.	468	3,215
Vulcan Materials Co.	360	13,345
Wachovia Corp.	4,752	189,889
Wal-Mart Stores, Inc.	15,462	829,845
Walgreen Co.	3,618	108,902
Walt Disney Co.	7,218	142,556
Washington Mutual, Inc.	3,294	136,043

See accompanying notes to the financial statements.

4

PROFUND VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Common Stocks, continued

	Shares	Value
Waste Management, Inc.	2,088	$50,300
Waters Corp.*	432	12,584
Watson Pharmaceuticals, Inc.*	378	15,260
Wellpoint Health Networks, Inc.*	522	44,005
Wells Fargo & Co.	5,922	298,468
Wendy’s International, Inc.	396	11,472
Weyerhaeuser Co.	774	41,796
Whirlpool Corp.	234	14,906
Williams Cos., Inc.	1,836	14,504
Winn-Dixie Stores, Inc.	504	6,204
Worthington Industries, Inc.	306	4,100
Wrigley (WM.) JR Co.	792	44,534
Wyeth	4,698	213,994
Xcel Energy, Inc.	1,404	21,116
Xerox Corp.*	2,610	27,640
Xilinx, Inc.*	1,188	30,068
XL Capital, Ltd.—Class A	486	40,338
Yahoo!, Inc.*	2,124	69,582
YUM! Brands, Inc.*	1,026	30,329
Zimmer Holdings, Inc.*	702	31,625
Zions Bancorp	324	16,398

TOTAL COMMON STOCKS		31,723,760

Federal Home Loan Bank (9.0%)

	Principal Amount
Federal Home Loan Bank, 0.51%, 07/01/03	$3,509,000	3,508,951

TOTAL FEDERAL HOME LOAN BANK		3,508,951

Options Purchased (9.1%)

	Contracts
S&P 500 Futures Option expiring September 2003 @ $500	30	3,547,500

TOTAL OPTIONS PURCHASED		3,547,500

TOTAL INVESTMENTS (Cost $35,611,004)(a)—99.3%		38,780,211
Net other assets (liabilities)—0.7%		281,971

NET ASSETS—100.0%		$39,062,182

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ Depreciation
S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $30,163,000)	124	$9,293,292
E-Mini S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $291,900)	6	(5,649)
Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
S&P 500 Index Swap Agreements expiring 07/28/03-12/26/03 (Underlying notional amount at value $8,961,321)	9,196	$(15,817)

*	Non-income producing security
(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$3,557,740
Unrealized depreciation	(388,533)

Net unrealized appreciation/depreciation	$3,169,207

See accompanying notes to the financial statements.

5

PROFUND VP ProFund VP UltraBull (Unaudited)	Schedule of Portfolio Investments June 30, 2003

The ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of June 30, 2003:

Advertising	0.2%
Aerospace/Defense	1.2%
Agriculture	1.0%
Airlines	0.1%
Apparel	0.2%
Auto Manufacturers	0.5%
Auto Parts & Equipment	0.2%
Banks	5.6%
Beverages	2.3%
Biotechnology	1.0%
Building Materials	0.2%
Chemicals	1.2%
Commercial Services	0.8%
Computers	3.6%
Cosmetics/Personal Care	2.0%
Distribution/Wholesale	0.1%
Diversified Financial Services	5.9%
Electric	2.2%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	0.0%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.5%
Forest Products & Paper	0.4%
Gas	0.1%
Hand/Machine Tools	0.1%
Healthcare—Products	2.9%
Healthcare—Services	1.2%
Home Builders	0.1%
Home Furnishings	0.1%
Household Products/Wares	0.2%
Housewares	0.1%
Insurance	3.9%
Internet	0.6%
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.2%
Machinery—Diversified	0.2%
Machinery—Construction & Mining	0.2%
Manufacturing	4.2%
Media	3.2%
Metal Fabricate/Hardware	0.0%
Mining	0.4%
Office/Business Equipment	0.2%
Oil & Gas	4.2%
Oil & Gas Services	0.5%
Packaging & Containers	0.1%
Pharmaceuticals	6.9%
Pipelines	0.2%
Real Estate Investment Trust	0.3%
Retail	5.9%
Savings & Loans	0.5%
Semiconductors	2.6%
Software	4.2%
Telecommunications	5.0%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.2%
Trucking & Leasing	0.0%
Other	18.8%

See accompanying notes to the financial statements.

6

PROFUND VP

ProFund VP UltraBull

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $35,611,004)	$38,780,211
Cash	28,387
Segregated cash balances with brokers for futures contracts	95
Dividends and interest receivable	33,641
Receivable for capital shares issued	2,280,911
Prepaid expenses	1,441

Total Assets	41,124,686

Liabilities:
Payable for capital shares redeemed	1,936,895
Unrealized depreciation on swap agreements	15,817
Variation margin on futures contracts	36,719
Advisory fees payable	17,657
Management services fees payable	3,531
Administration fees payable	1,697
Administrative services fees payable	16,724
Distribution fees payable	9,462
Other accrued expenses	24,002

Total Liabilities	2,062,504

Net Assets	$39,062,182

Net Assets consist of:
Capital	$78,839,679
Accumulated net investment income/(loss)	(76,306)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(52,142,224)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	12,441,033

Net Assets	$39,062,182

Shares of Beneficial Interest Outstanding	2,270,066

Net Asset Value (offering and redemption price per share)	$17.21

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Dividends	$251,683
Interest	32,192

Total Investment Income	283,875

Expenses:
Advisory fees	146,776
Management services fees	29,355
Administration fees	9,012
Administrative services fees	91,685
Distribution fees	48,761
Custody fees	27,854
Fund accounting fees	15,926
Transfer agent fees	13,554
Other fees	21,863

Total Gross Expenses before reductions	404,786
Less Expenses reduced by the Advisor	(43,868)

Total Net Expenses	360,918

Net Investment Income/(Loss)	(77,043)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	(17,560,080)
Net realized gains (losses) on futures contracts and swap agreements	15,875,018
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	8,959,316

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	7,274,254

Change in Net Assets Resulting from Operations	$7,197,211

See accompanying notes to the financial statements.

7

PROFUND VP

ProFund VP UltraBull

Statements of Changes in Net Assets

	For the six months ended June 30, 2003	For the year ended December 31, 2002

	(Unaudited)
From Investment Activities:
Operations:
Net investment income/(loss)	$(77,043)	$(257,636)
Net realized gains (losses) on investments, futures contracts and swap agreements	(1,685,062)	(27,955,070)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	8,959,316	(3,410,068)

Change in net assets resulting from operations	7,197,211	(31,622,774)

Capital Transactions:
Proceeds from shares issued	442,233,557	1,303,472,303
Cost of shares redeemed	(452,656,397)	(1,293,747,570)

Change in net assets resulting from capital transactions	(10,422,840)	9,724,733

Change in net assets	(3,225,629)	(21,898,041)
Net Assets:
Beginning of period	42,287,811	64,185,852

End of period	$39,062,182	$42,287,811

Share Transactions:
Issued	30,283,218	71,283,187
Redeemed	(30,927,178)	(71,195,947)

Change in shares	(643,960)	87,240

See accompanying notes to the financial statements.

8

PROFUND VP

ProFund VP UltraBull

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003(a) (Unaudited)		For the year ended December 31, 2002		For the period January 22, 2001(b) through December 31, 2001
Net Asset Value, Beginning of Period	$14.51		$22.71		$30.00

Net investment income/(loss)	(0.03	)(c)	(0.08	)(c)	(0.09	)(c)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	2.73		(8.12)		(7.20)

Total income/(loss) from investment activities	2.70		(8.20)		(7.29)

Net Asset Value, End of Period	$17.21		$14.51		$22.71

Total Return	18.61	%(d)	(36.11)%		(24.30	)%(d)
Ratios/Supplemental Data:
Net assets, end of period	$39,062,182		$42,287,811		$64,185,852
Ratio of net expenses to average net assets	1.84	%(e)	1.98%		1.94	%(e)
Ratio of net investment income/(loss) to average net assets	(0.39	)%(e)	(0.46)%		(0.42	)%(e)
Ratio of gross expenses to average net assets	2.07	%(e)	2.12%		1.94	%(e)
Portfolio turnover(f)	674%		1,249%		682%

(a)	Effective May 1, 2003, the investment objective was changed to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the corresponding benchmark versus one and one-half times (150%).
(b)	Commencement of operations
(c)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

9

PROFUND VP

Notes to Financial Statements

June 30, 2003

(Unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the “Advisor”) serves as the investment advisor for each of the ProFunds. BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). These accompanying financial statements relate to the following portfolio of the Trust: ProFund VP UltraBull (formerly ProFund VP Bull Plus) (a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ/NMS, are valued at the closing price, if available, on the exchange or market where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price shall be the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Securities regularly traded in the OTC markets (other than the NASDAQ/NMS) are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For a ProFund VP, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued at the last bid quote (if purchased by a ProFund VP) or the last asked quote (if sold by a ProFund VP) prior to the time at which a ProFund VP calculates net asset value. Routine valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When market quotations are not readily available, a ProFund VP’s investments are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Advisor will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with the ProFund VP.

A ProFund VP requires that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

Short Sales

A ProFund VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked

10

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP maintains a segregated account of securities as collateral for outstanding short sales, when required. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short.

Futures Contracts

A ProFund VP may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at settlement of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Futures contracts may also be offset for settlement. Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the futures and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the futures or due to the inability of counterparties to perform.

Index Options and Options on Futures Contracts

A ProFund VP may purchase call or put options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and to create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options and options on futures contracts are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected. Risk may also arise if there is an illiquid secondary market for the options or due to the inability of counterparties to perform.

Swap Agreements

A ProFund VP may enter into equity index, equity basket or interest rate swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities, or to manage exposure to a market or security. Swap agreements are two-party contracts for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The amount to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Most swap agreements entered into by a ProFund VP calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the contract based on the relative values of the positions held by each party to the contract (the “net amount”). A ProFund VP’s current obligations under a swap agreement are accrued

11

PROFUNDS VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

daily (offset against any amounts owing to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty are covered by segregated assets.

The counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus the dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount is recorded as “unrealized gains or losses on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by the securities and cash of each particular ProFund VP.

A ProFund VP may invest in swaps that provide the opposite return of their benchmark index (short the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap. These amounts are netted with any unrealized appreciation/depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total exposure each ProFund VP has in under the swap agreement. Risks may result from an imperfect correlation between movements in the price of the swap agreements and the price of the underlying instruments. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another appropriate basis.

Distributions to Shareholders

Each of the ProFunds VP intends to declare and distribute net investment income and net capital gains annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Federal Income Taxes

The ProFund VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability.

3.	Fees and Transactions with Affiliates

The ProFund VP has entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFund VP pays the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP of 0.75%.

12

PROFUND VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

For its services as Administrator, the Trust pays BISYS an annual fee based on the following schedule of average net assets: 0.05% of average net assets from $0 to $2 billion, 0.04% on the next $3 billion of average net assets, 0.03% on the next $5 billion of average net assets, and 0.02% of average net assets over $10 billion. BISYS Fund Services, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFund VP for which it receives additional fees.

ProFund Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund VP. For these services, each ProFund VP will pay to ProFund Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets.

Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

The Trust, on behalf of the ProFund VP, has entered into an administrative services agreement with MONY Life Insurance Company (“MONY”) pursuant to which MONY will provide administrative services with respect to the ProFund VP. For these services, the Trust pays MONY a quarterly fee equal on an annual basis up to 0.15% of the average daily net assets of each ProFund VP that were invested in such ProFund VP through MONY’s separate account.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFund VP for serving in their respective roles. Each Non-Interested Trustee was compensated $5,500 in meeting and retainer fees during the six months ended June 30, 2003.

The Advisor has contractually agreed to waive advisory and management servicing fees, and if necessary, reimburse certain other expenses of each ProFund VP for the period ending December 31, 2003 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP (except the ProFund VP UltraBull). ProFund VP UltraBull’s operating expenses are limited to an annualized rate of 1.85% of its average daily net assets.

The Advisor may recoup the advisory and management servicing fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed any expense limitation in place at that time. As of June 30, 2003, the reimbursement that may potentially be made by the ProFund VP are as follows:

	Expires 2005	Expires 2006
ProFund VP UltraBull	$78,953	$42,886

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the period ended June 30, 2003 were as follows:

	Purchases	Sales
ProFund VP UltraBull	$207,925,504	$216,244,432

5.	Federal Income Tax Information

As of the latest tax year end of December 31, 2002, the following ProFund VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2009	Expires 2010	Total
ProFund VP UltraBull	$8,540,781	$22,809,819	$31,350,600

13

PROFUND VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

At June 30, 2003, the cost of securities for federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
ProFund VP UltraBull	$48,060,657	$—	$(9,280,446)	$(9,280,446)

14

ProFundsTM

This report is submitted for the general information of the shareholders of the ProFund VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

INNOVATIONS IN INDEXING®

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by the ProFund VP. ProFund VP is not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFund VP.

6/03

INVERSE PROFUND VP

Bear

>	Semiannual Report

June 30, 2003

>  Table of Contents

i	MESSAGE FROM THE CHAIRMAN

SCHEDULE OF PORTFOLIO INVESTMENTS AND FINANCIAL STATEMENTS

1	ProFund VP Bear

5	NOTES TO FINANCIAL STATEMENTS

Message from the Chairman

Dear Shareholders:

I am pleased to present the Semiannual Report to Shareholders of ProFund VP for the six months ended June 30, 2003.

After a downturn that lasted almost three years, U.S. equity markets made impressive gains in the first half of 2003. Broad equity indexes moved higher, and as of June 30, the year-to-date returns for the Dow Jones Industrial Average, S&P 500 Index and Nasdaq-100 were 7.72%, 10.76% and 22.08%, respectively. 1

Economic news also began to take on a more positive tone. The Commerce Department estimated that Gross Domestic Product (GDP) grew at a 2.4% annualized rate for the second quarter, building on a 1.4% growth rate for the first quarter, and profitability of S&P 500 companies was generally on the rise. 1

Thank You

We realize that there are many alternatives for investors in the financial services industry, and so we are extremely grateful for the trust you have put in ProFunds. We are committed to justifying that confidence every day.

In the following pages, you will find financial information relating to ProFund VP. Please read this information carefully.

Sincerely,

Michael Sapir

Chairman

1 Source: Bloomberg. You cannot invest directly in an index. Indexes are unmanaged; therefore, their performance does not reflect management fees and other expenses associated with mutual fund investing. Past performance is not predictive of future results.

i

PROFUND VP ProFund VP Bear (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (19.4%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$21,647,000	$21,646,699

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		21,646,699

Federal Home Loan Bank (19.4%)
Federal Home Loan Bank, 0.51%, 07/01/03	21,647,000	21,646,699

TOTAL FEDERAL HOME LOAN BANK		21,646,699

Federal National Mortgage Association (19.4%)
Federal National Mortgage Association, 0.51%, 07/01/03	21,647,000	21,646,700

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		21,646,700

Repurchase Agreements (38.8%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $21,642,481 (Collateralized by a Federal Home Loan Bank Security)	21,642,000	21,642,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with a maturity value of $21,649,331 (Collateralized by U.S. Treasury Notes)	21,649,000	21,649,000

TOTAL REPURCHASE AGREEMENTS		43,291,000

Options Purchased (0.0%)

	Contracts	Value
S&P 500 Futures Option expiring July 2003 @ $1,250	400	$3,000

TOTAL OPTIONS PURCHASED		3,000

TOTAL INVESTMENTS (Cost $108,238,801)(a)—97.0%		108,234,098
Net other assets (liabilities)—3.0%		3,373,248

NET ASSETS—100.0%		$111,607,346

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ Depreciation
S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $44,028,250)	(181)	$175,936
E-Mini S&P 500 Futures Contract expiring September 2003 (Underlying face amount at value $97,300)	(2)	1,947
Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
S&P 500 Index Swap Agreements expiring 07/28/03-09/26/03 (Underlying notional amount at value $67,657,943)	(69,428)	$119,417

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:
Unrealized appreciation	$22
Unrealized depreciation	(4,725)

Net unrealized appreciation/depreciation	$(4,703)

See accompanying notes to the financial statements.

1

PROFUND VP

ProFund VP Bear

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $64,947,801)	$64,943,098
Repurchase agreements, at cost	43,291,000

Total Investments	108,234,098
Segregated cash balances with brokers for futures contracts	2,621,667
Interest receivable	812
Receivable for capital shares issued	802,489
Unrealized appreciation on swap agreements	119,417
Variation margin on futures contracts	58,682
Prepaid expenses	4,496

Total Assets	111,841,661

Liabilities:
Cash overdraft	45,382
Payable for capital shares redeemed	1,247
Advisory fees payable	57,609
Management services fees payable	11,522
Administration fees payable	3,940
Administrative services fees payable	41,363
Distribution fees payable	21,146
Other accrued expenses	52,106

Total Liabilities	234,315

Net Assets	$111,607,346

Net Assets consist of:
Capital	$126,039,447
Accumulated net investment income/(loss)	(497,716)
Accumulated net realized gains (losses) on investments, futures contracts and swap agreements	(14,226,982)
Net unrealized appreciation/depreciation on investments, futures contracts and swap agreements	292,597

Net Assets	$111,607,346

Shares of Beneficial Interest Outstanding	3,011,968

Net Asset Value (offering and redemption price per share)	$37.05

Statement of Operations
For the six months ended June 30, 2003
Investment Income:
Interest	$648,990

Expenses:
Advisory fees	439,576
Management services fees	87,916
Administration fees	25,877
Administrative services fees	286,524
Distribution fees	146,341
Custody fees	32,961
Fund accounting fees	47,842
Transfer agent fees	42,964
Other fees	60,498

Total Gross Expenses before reductions	1,170,499
Less Expenses reduced by the Advisor	(17,234)

Total Net Expenses	1,153,265

Net Investment Income/(Loss)	(504,275)

Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements:
Net realized gains (losses) on investments	104,655
Net realized gains (losses) on futures contracts and swap agreements	(12,725,857)
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	705,086

Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Swap Agreements	(11,916,116)

Change in Net Assets Resulting from Operations	$(12,420,391)

See accompanying notes to the financial statements.

2

PROFUND VP

ProFund VP Bear

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the year ended December 31, 2002

From Investment Activities:
Operations:
Net investment income/(loss)	$(504,275)	$(417,938)
Net realized gains (losses) on investments, futures contracts and swap agreements	(12,621,202)	3,179,720
Change in net unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	705,086	(228,289)

Change in net assets resulting from operations	(12,420,391)	2,533,493

Distributions to Shareholders From:
Net investment income	—	(163,471)

Change in net assets resulting from distributions	—	(163,471)

Capital Transactions:
Proceeds from shares issued	851,898,132	2,094,654,367
Dividends reinvested	—	163,471
Cost of shares redeemed	(805,808,180)	(2,056,540,320)

Change in net assets resulting from capital transactions	46,089,952	38,277,518

Change in net assets	33,669,561	40,647,540
Net Assets:
Beginning of period	77,937,785	37,290,245

End of period	$111,607,346	$77,937,785

Share Transactions:
Issued	21,012,941	52,297,216
Reinvested	—	3,845
Redeemed	(19,843,767)	(51,521,540)

Change in shares	1,169,174	779,521

See accompanying notes to the financial statements.

3

PROFUND VP

ProFund VP Bear

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the year ended December 31, 2002		For the period January 22, 2001(a) through December 31, 2001
Net Asset Value, Beginning of Period	$42.29		$35.07		$30.00

Investment Activities:
Net investment income/(loss)	(0.18	)(b)	(0.23	)(b)	0.26	(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	(5.06)		7.53		4.81

Total income/(loss) from investment activities	(5.24)		7.30		5.07

Distribution to Shareholders From:
Net investment income	—		(0.08)		—

Net Asset Value, End of Period	$37.05		$42.29		$35.07

Total Return	(12.39	)%(c)	20.82%		16.90	%(c)
Ratios/Supplemental Data:
Net assets, end of period	$111,607,346		$77,937,785		$37,290,245
Ratio of net expenses to average net assets	1.97	%(d)	1.98%		1.89	%(d)
Ratio of net investment income/(loss) to average net assets	(0.86	)%(d)	(0.57)%		0.77	%(d)
Ratio of gross expenses to average net assets	2.00	%(d)	2.03%		1.89	%(d)
Portfolio turnover(e)	—		—		1,144%

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

4

PROFUND VP

Notes to Financial Statements

June 30, 2003

(Unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the “Advisor”) serves as the investment advisor for each of the ProFunds. BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). These accompanying financial statements relate to the following portfolio of the Trust: ProFund VP Bear (a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ/NMS, are valued at the closing price, if available, on the exchange or market where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price shall be the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Securities regularly traded in the OTC markets (other than the NASDAQ/NMS) are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For a ProFund VP, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued at the last bid quote (if purchased by a ProFund VP) or the last asked quote (if sold by a ProFund VP) prior to the time at which a ProFund VP calculates net asset value. Routine valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When market quotations are not readily available, a ProFund VP’s investments are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Advisor will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with the ProFund VP.

A ProFund VP requires that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

Short Sales

A ProFund VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked

5

PROFUND VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP maintains a segregated account of securities as collateral for outstanding short sales, when required. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short.

Futures Contracts

A ProFund VP may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at settlement of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Futures contracts may also be offset for settlement. Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the futures and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the futures or due to the inability of counterparties to perform.

Index Options and Options on Futures Contracts

A ProFund VP may purchase call or put options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and to create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options and options on futures contracts are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected. Risk may also arise if there is an illiquid secondary market for the options or due to the inability of counterparties to perform.

Swap Agreements

A ProFund VP may enter into equity index, equity basket or interest rate swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities, or to manage exposure to a market or security. Swap agreements are two-party contracts for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The amount to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Most swap agreements entered into by a ProFund VP calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the contract based on the relative values of the positions held by each party to the contract (the “net amount”). A ProFund VP’s current obligations under a swap agreement are accrued

6

PROFUND VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

daily (offset against any amounts owing to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty are covered by segregated assets.

The counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus the dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount is recorded as “unrealized gains or losses on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by the securities and cash of each particular ProFund VP.

A ProFund VP may invest in swaps that provide the opposite return of their benchmark index (short the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap. These amounts are netted with any unrealized appreciation/depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total exposure each ProFund VP has in under the swap agreement. Risks may result from an imperfect correlation between movements in the price of the swap agreements and the price of the underlying instruments. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another appropriate basis.

Distributions to Shareholders

Each of the ProFunds VP intends to declare and distribute net investment income and net capital gains annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Federal Income Taxes

The ProFund VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability.

3.	Fees and Transactions with Affiliates

The ProFund VP has entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFund VP pays the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP of 0.75%.

7

PROFUND VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

For its services as Administrator, the Trust pays BISYS an annual fee based on the following schedule of average net assets: 0.05% of average net assets from $0 to $2 billion, 0.04% on the next $3 billion of average net assets, 0.03% on the next $5 billion of average net assets, and 0.02% of average net assets over $10 billion. BISYS Fund Services, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFund VP for which it receives additional fees.

ProFund Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund VP. For these services, each ProFund VP will pay to ProFund Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets.

Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

The Trust, on behalf of the ProFund VP, has entered into an administrative services agreement with MONY Life Insurance Company (“MONY”) pursuant to which MONY will provide administrative services with respect to the ProFund VP. For these services, the Trust pays MONY a quarterly fee equal on an annual basis up to 0.15% of the average daily net assets of each ProFund VP that were invested in such ProFund VP through MONY’s separate account.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFund VP for serving in their respective roles. Each Non-Interested Trustee was compensated $5,500 in meeting and retainer fees during the six months ended June 30, 2003.

The Advisor has contractually agreed to waive advisory and management servicing fees, and if necessary, reimburse certain other expenses of each ProFund VP for the period ending December 31, 2003 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP.

The Advisor may recoup the advisory and management servicing fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed any expense limitation in place at that time. As of June 30, 2003, the reimbursement that may potentially be made by the ProFund VP are as follows:

	Expires 2005	Expires 2006
ProFund VP Bear	$39,311	$10,017

4.	Federal Income Tax Information

As of the latest tax year end of December 31, 2002, the following ProFund VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2008	Expires 2009	Expires 2010	Total
ProFund VP Bear	$—	$1,705,630	$—	$1,705,630

At June 30, 2003, the cost of securities for federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
ProFund VP Bear	$108,235,000	$22	$(924)	$(902)

8

ProFundsTM

This report is submitted for the general information of the shareholders of the ProFund VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

INNOVATIONS IN INDEXING®

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by the ProFund VP. ProFund VP is not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFund VP.

6/03

BOND BENCHMARKED PROFUND VP

Rising Rates Opportunity

>	Semiannual Report

June 30, 2003

>  Table of Contents

i	MESSAGE FROM THE CHAIRMAN

SCHEDULE OF PORTFOLIO INVESTMENTS AND FINANCIAL STATEMENTS

1	ProFund VP Rising Rates Opportunity

5	NOTES TO FINANCIAL STATEMENTS

Message from the Chairman

Dear Shareholders:

I am pleased to present the Semiannual Report to Shareholders of ProFund VP for the six months ended June 30, 2003.

After a downturn that lasted almost three years, U.S. equity markets made impressive gains in the first half of 2003. Broad equity indexes moved higher, and as of June 30, the year-to-date returns for the Dow Jones Industrial Average, S&P 500 Index and Nasdaq-100 were 7.72%, 10.76% and 22.08%, respectively. 1

Economic news also began to take on a more positive tone. The Commerce Department estimated that Gross Domestic Product (GDP) grew at a 2.4% annualized rate for the second quarter, building on a 1.4% growth rate for the first quarter, and profitability of S&P 500 companies was generally on the rise. 1

Thank You

We realize that there are many alternatives for investors in the financial services industry, and so we are extremely grateful for the trust you have put in ProFunds. We are committed to justifying that confidence every day.

In the following pages, you will find financial information relating to ProFund VP. Please read this information carefully.

Sincerely,

Michael Sapir

Chairman

1 Source: Bloomberg. You cannot invest directly in an index. Indexes are unmanaged; therefore, their performance does not reflect management fees and other expenses associated with mutual fund investing. Past performance is not predictive of future results.

i

PROFUND VP ProFund VP Rising Rates Opportunity (Unaudited)	Schedule of Portfolio Investments June 30, 2003

Federal Agricultural Mortgage Corporation (19.5%)

	Principal Amount	Value
Federal Agricultural Mortgage Corporation, 0.51%, 07/01/03	$5,292,000	$5,291,927

TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION		5,291,927

Federal Home Loan Bank (19.5%)
Federal Home Loan Bank, 0.51%, 07/01/03	5,292,000	5,291,927

TOTAL FEDERAL HOME LOAN BANK		5,291,927

Federal National Mortgage Association (19.5%)
Federal National Mortgage Association, 0.51%, 07/01/03	5,292,000	5,291,926

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		5,291,926

Repurchase Agreements (38.8%)
State Street Bank, 0.80%, 07/01/03, dated 06/30/03, with maturity value of $5,290,118 (Collateralized by a Federal Home Loan Bank Security)	5,290,000	5,290,000
UMB Bank, 0.55%, 07/01/03, dated 06/30/03, with maturity value of $5,292,081 (Collateralized by U.S. Treasury Notes)	5,292,000	5,292,000

TOTAL REPURCHASE AGREEMENTS		10,582,000

TOTAL INVESTMENTS (Cost $26,458,001)(a)—97.3%		26,457,780
Net other assets (liabilities)—2.7%		720,966

NET ASSETS—100.0%		$27,178,746

Swap Agreements

	Units	Unrealized Appreciation/ Depreciation
30-Year U.S. Treasury Bond Swap Agreements expiring 07/31/03 (Underlying notional amount at value $34,005,104)	(30,118,000)	$(142,140)

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	(221)

Net unrealized appreciation/depreciation	$(221)

See accompanying notes to the financial statements.

1

PROFUND VP

ProFund VP Rising Rates Opportunity

(Unaudited)

Statement of Assets and Liabilities

June 30, 2003
Assets:
Investments, at value (cost $15,876,001)	$15,875,780
Repurchase agreements, at cost	10,582,000

Total Investments	26,457,780
Cash	1,029,152
Interest receivable	198
Receivable for capital shares issued	1,964
Prepaid expenses	486

Total Assets	27,489,580

Liabilities:
Payable for capital shares redeemed	137,562
Unrealized depreciation on swap agreements	142,140
Advisory fees payable	9,034
Management services fees payable	1,807
Administration fees payable	618
Administrative services fees payable	6,479
Distribution fees payable	3,279
Other accrued expenses	9,915

Total Liabilities	310,834

Net Assets	$27,178,746

Net Assets consist of:
Capital	$30,494,269
Accumulated net investment income/(loss)	(57,185)
Accumulated net realized gains (losses) on swap agreements	(3,115,977)
Net unrealized appreciation/depreciation on investments and swap agreements	(142,361)

Net Assets	$27,178,746

Shares of Beneficial Interest Outstanding	1,219,532

Net Asset Value (offering and redemption price per share)	$22.29

Statement of Operations

For the six months ended June 30, 2003
Investment Income:
Interest	$78,379

Expenses:
Advisory fees	52,194
Management services fees	10,439
Administration fees	4,867
Administrative services fees	34,755
Distribution fees	17,398
Custody fees	5,705
Fund accounting fees	6,128
Transfer agent fees	5,384
Other fees	7,696

Total Gross Expenses before reductions	144,566
Less Expenses reduced by the Advisor	(7,184)

Total Net Expenses	137,382

Net Investment Income/(Loss)	(59,003)

Realized and Unrealized Gains (Losses) on Investments and Swap Agreements:
Net realized gains (losses) on swap agreements	(652,231)
Change in net unrealized appreciation (depreciation) on investments and swap agreements	(137,627)

Net Realized and Unrealized Gains (Losses) on Investments and Swap Agreements	(789,858)

Change in Net Assets Resulting from Operations	$(848,861)

See accompanying notes to the financial statements.

2

PROFUND VP

ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets

	For the six months ended June 30, 2003 (Unaudited)	For the period May 1, 2002(a) through December 31, 2002
From Investment Activities:
Operations:
Net investment income/(loss)	$(59,003)	$(26,296)
Net realized gains (losses) on futures contracts and swap agreements	(652,231)	(2,726,147)
Change in net unrealized appreciation (depreciation) on investments and swap agreements	(137,627)	(4,734)

Change in net assets resulting from operations	(848,861)	(2,757,177)

Capital Transactions:
Proceeds from shares issued	146,646,676	146,601,639
Cost of shares redeemed	(125,786,977)	(136,676,554)

Change in net assets resulting from capital transactions	20,859,699	9,925,085

Change in net assets	20,010,838	7,167,908
Net Assets:
Beginning of period	7,167,908	—

End of period	$27,178,746	$7,167,908

Share Transactions:
Issued	6,259,683	5,543,393
Redeemed	(5,334,877)	(5,248,667)

Change in shares	924,806	294,726

(a)	Commencement of operations

See accompanying notes to the financial statements.

3

PROFUND VP

ProFund VP Rising Rates Opportunity

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2003 (Unaudited)		For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$24.32		$30.00

Investment Activities:
Net investment income/(loss)	(0.10	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments, futures contracts and swap agreements	(1.93)		(5.59)

Total income/(loss) from investment activities	(2.03)		(5.68)

Net Asset Value, End of Period	$22.29		$24.32

Total Return	(8.35	)%(c)	(18.93	)%(c)
Ratios/Supplemental Data:
Net assets, end of period	$27,178,746		$7,167,908
Ratio of net expenses to average net assets	1.97	%(d)	1.98	%(d)
Ratio of net investment income/(loss) to average net assets	(0.85	)%(d)	(0.49	)%(d)
Ratio of gross expenses to average net assets	2.08	%(d)	2.13	%(d)
Portfolio turnover(e)	—		—

(a)	Commencement of operations
(b)	Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated without regard to instruments (including options, total return swap agreements and futures contracts) having a maturity of less than one year.

See accompanying notes to the financial statements.

4

PROFUND VP

Notes to Financial Statements

June 30, 2003

(Unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the “Advisor”) serves as the investment advisor for each of the ProFunds. BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). These accompanying financial statements relate to the following portfolio of the Trust: ProFund VP Rising Rates Opportunity (a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ/NMS, are valued at the closing price, if available, on the exchange or market where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price shall be the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Securities regularly traded in the OTC markets (other than the NASDAQ/NMS) are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For a ProFund VP, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued at the last bid quote (if purchased by a ProFund VP) or the last asked quote (if sold by a ProFund VP) prior to the time at which a ProFund VP calculates net asset value. Routine valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When market quotations are not readily available, a ProFund VP’s investments are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Advisor will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with the ProFund VP.

A ProFund VP requires that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

Short Sales

A ProFund VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked

5

PROFUND VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP maintains a segregated account of securities as collateral for outstanding short sales, when required. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short.

Futures Contracts

A ProFund VP may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at settlement of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Futures contracts may also be offset for settlement. Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the futures and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the futures or due to the inability of counterparties to perform.

Index Options and Options on Futures Contracts

A ProFund VP may purchase call or put options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and to create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options and options on futures contracts are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected. Risk may also arise if there is an illiquid secondary market for the options or due to the inability of counterparties to perform.

Swap Agreements

A ProFund VP may enter into equity index, equity basket or interest rate swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities, or to manage exposure to a market or security. Swap agreements are two-party contracts for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The amount to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Most swap agreements entered into by a ProFund VP calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the contract based on the relative values of the positions held by each party to the contract (the “net amount”). A ProFund VP’s current obligations under a swap agreement are accrued

6

PROFUND VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

daily (offset against any amounts owing to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty are covered by segregated assets.

The counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus the dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount is recorded as “unrealized gains or losses on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by the securities and cash of each particular ProFund VP.

A ProFund VP may invest in swaps that provide the opposite return of their benchmark index (short the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap. These amounts are netted with any unrealized appreciation/depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total exposure each ProFund VP has in under the swap agreement. Risks may result from an imperfect correlation between movements in the price of the swap agreements and the price of the underlying instruments. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another appropriate basis.

Distributions to Shareholders

Each of the ProFunds VP intends to declare and distribute net investment income and net capital gains annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Federal Income Taxes

The ProFund VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability.

3.	Fees and Transactions with Affiliates

The ProFund VP has entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFund VP pays the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP of 0.75%.

7

PROFUND VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

For its services as Administrator, the Trust pays BISYS an annual fee based on the following schedule of average net assets: 0.05% of average net assets from $0 to $2 billion, 0.04% on the next $3 billion of average net assets, 0.03% on the next $5 billion of average net assets, and 0.02% of average net assets over $10 billion. BISYS Fund Services, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFund VP for which it receives additional fees.

ProFund Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund VP. For these services, each ProFund VP will pay to ProFund Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets.

Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

The Trust, on behalf of the ProFund VP, has entered into an administrative services agreement with MONY Life Insurance Company (“MONY”) pursuant to which MONY will provide administrative services with respect to the ProFund VP. For these services, the Trust pays MONY a quarterly fee equal on an annual basis up to 0.15% of the average daily net assets of each ProFund VP that were invested in such ProFund VP through MONY’s separate account.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFund VP for serving in their respective roles. Each Non-Interested Trustee was compensated $5,500 in meeting and retainer fees during the six months ended June 30, 2003.

The Advisor has contractually agreed to waive advisory and management servicing fees, and if necessary, reimburse certain other expenses of each ProFund VP for the period ending December 31, 2003 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP.

The Advisor may recoup the advisory and management servicing fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed any expense limitation in place at that time. As of June 30, 2003, the reimbursement that may potentially be made by the ProFund VP are as follows:

	Expires 2005	Expires 2006
ProFund VP Rising Rates Opportunity	$7,932	$6,774

4.	Concentration Risk

ProFund VP Rising Rates Opportunity may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated.

5.	Federal Income Tax Information

As of the latest tax year end of December 31, 2002, the following ProFund VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2008	Expires 2009	Expires 2010	Total
ProFund VP Rising Rates Opportunity	$—	$—	$2,463,746	$2,463,746

8

PROFUND VP

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

At June 30, 2003, the cost of securities for federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
ProFund VP Rising Rates Opportunity	$26,458,000	$—	$(220)	$(220)

9

ProFundsTM

This report is submitted for the general information of the shareholders of the ProFund VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

INNOVATIONS IN INDEXING®

6/03

Item 2. Code of Ethics.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so. Not applicable.

Item 3. Audit Committee Financial Expert.

(a)   (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act

(15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e)    (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable.

Items 5-6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The principal executive officer and principal financial officer, based on their evaluation as of a date within 90 days of the filing date of this report, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 under the Investment Company of 1940) provides reasonable assurance (i) that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 10. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) A separate or combined certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds
By (Signature and Title)*	/s/ Troy A. Sheets	Troy A. Sheets, Treasurer

Date	September 5, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg	Louis M. Mayberg, President

Date	September 5, 2003
By (Signature and Title)*	/s/ Troy A. Sheets	Troy A. Sheets, Treasurer

Date	September 5, 2003

* Print the name and title of each signing officer under his or her signature.